UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-6067

DIMENSIONAL INVESTMENT GROUP INC.
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Santa Monica, CA			90401
(Address of principal executive offices)			(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary Dimensional Investment Group Inc., 1299 Ocean Avenue, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant’s telephone number, including area code:		310-395-8005

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2006 - May 31, 2007

ITEM 1.	REPORTS TO STOCKHOLDERS.

DIMENSIONAL INVESTMENT GROUP INC.

U.S. Large Company Institutional Index Portfolio

Semi-Annual Report

Six Months Ended May 31, 2007
(Unaudited)

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our semi-annual reports gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$150 Billion in Assets Under Management Worldwide as of May 31, 2007.

Core Equity

US Core Equity

US Vector Equity

International Core Equity

Emerging Markets Core Equity

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Tax-Managed

US Small Cap

US Small Cap Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Throughout its history, Dimensional has sought to improve its strategies through efficient engineering and cost-effective trading. Our core equity strategies are the latest example of this evolution. Each core strategy targets a broad and diverse group of common stocks across various equity markets. But unlike conventional approaches, the securities are not held in their market-value proportions. The portfolios increase the relative weight of small cap and value stocks, where expected returns are greater. Because the architecture is seamlessly integrated and includes the full range of securities, the costs normally associated with maintaining multiple vehicles are greatly reduced.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission.
Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the
Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors,
1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

FHLB  Federal Home Loan Bank

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

REITs  Real Estate Investment Trusts

SEC  Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2007

EXPENSE TABLE

	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,103.00	0.10%	$0.52
Hypothetical 5% Annual Return	$1,000.00	$1,024.43	0.10%	$0.50

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

2

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 27, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by category.

Affiliated Investment Company	100.0%

3

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2007
(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The U.S. Large Company Series of The DFA Investment Trust Company (Affiliated Investment Company) at Value†	$1,004,902
Receivable for Fund Shares Sold	703
Prepaid Expenses and Other Assets	17
Total Assets	1,005,622
LIABILITIES:
Payables:
Investment Securities Purchased	273
Fund Shares Redeemed	430
Due to Advisor	30
Accrued Expenses and Other Liabilities	62
Total Liabilities	795
NET ASSETS	$1,004,827
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	83,594,702
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$12.02
Investment at Cost	$680,055
NET ASSETS CONSIST OF:
Paid-In Capital	$778,059
Accumulated Net Investment Income (Loss)	4,671
Accumulated Net Realized Gain (Loss)	(102,750)
Net Unrealized Appreciation (Depreciation)	324,847
NET ASSETS	$1,004,827
(1) NUMBER OF SHARES AUTHORIZED	200,000,000

See accompanying Notes to Financial Statements.
4

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2007
(Unaudited)

(Amounts in thousands)

Investment Income
Dividends	$9,045
Interest	346
Income from Securities Lending	98
Expenses Allocated from Affiliated Investment Company	(206)
Total Investment Income	9,283
Expenses
Administrative Services Fees	232
Accounting & Transfer Agent Fees	12
Legal Fees	6
Audit Fees	1
Filing Fees	22
Shareholders' Reports	26
Directors'/Trustees' Fees & Expenses	5
Other	3
Total Expenses	307
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	(49)
Net Expenses	258
Net Investment Income (Loss)	9,025
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(1,212)
Futures	821
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	83,631
Futures	263
Net Realized and Unrealized Gain (Loss)	83,503
Net Increase (Decrease) in Net Assets Resulting from Operations	$92,528

Investment Income and Net Realized and Unrealized Gains (Losses) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.
5

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$9,025	$14,644
Net Realized Gain (Loss) on:
Investment Securities Sold	(1,212)	(2,133)
Futures	821	927
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	83,631	93,381
Futures	263	(395)
Net Increase (Decrease) in Net Assets Resulting from Operations	92,528	106,424
Distributions From:
Net Investment Income	(8,388)	(13,807)
Total Distributions	(8,388)	(13,807)
Capital Share Transactions (1):
Shares Issued	88,335	189,192
Shares Issued in Lieu of Cash Distributions	8,217	13,527
Shares Redeemed	(53,270)	(110,526)
Net Increase (Decrease) from Capital Share Transactions	43,282	92,193
Total Increase (Decrease) in Net Assets	127,422	184,810
Net Assets
Beginning of Period	877,405	692,595
End of Period	$1,004,827	$877,405
(1) Shares Issued and Redeemed:
Shares Issued	7,834	18,690
Shares Issued in Lieu of Cash Distributions	743	1,360
Shares Redeemed	(4,717)	(10,867)
	3,860	9,183
Accumulated Net Investment Income (Loss) at End of Period	$4,671	$4,034

See accompanying Notes to Financial Statements.
6

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$11.00	$9.82	$9.23	$8.32	$7.36	$8.94
Income from Investment Operations
Net Investment Income (Loss)	0.11	(A)	0.19	(A)	0.17	0.17	0.13	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	1.01	1.18	0.61	0.88	0.95	(1.58)
Total from Investment Operations	1.12	1.37	0.78	1.05	1.08	(1.47)
Less Distributions
Net Investment Income	(0.10)	(0.19)	(0.19)	(0.14)	(0.12)	(0.11)
Total Distributions	(0.10)	(0.19)	(0.19)	(0.14)	(0.12)	(0.11)
Net Asset Value, End of Period	$12.02	$11.00	$9.82	$9.23	$8.32	$7.36
Total Return	10.30	%(C)	14.11%	8.50%	12.66%	14.94%	(16.61)%
Net Assets, End of Period (thousands)	$1,004,827	$877,405	$692,595	$534,285	$398,955	$305,408
Ratio of Expenses to Average Net Assets (D)	0.10	%(B)	0.10%	0.10%	0.10%	0.11%	0.10%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.11	%(B)	0.11%	0.14%	0.15%	0.16%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.95	%(B)	1.90%	1.82%	1.96%	1.69%	1.49%

See accompanying Notes to Financial Statements.
7

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixteen portfolios, of which U.S. Large Company Institutional lndex Portfolio (the "Portfolio") is presented in this report.

The Portfolio primarily invests its assets in The U.S. Large Company Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2007, the Portfolio owned 18% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2007, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $19 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2007, none of the Directors have requested distribution of proceeds.

3.  Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and futures from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

8

4.  New Accounting Standards: On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2007, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor at an effective annual rate of 0.05% of average daily net assets.

Pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has contractually agreed to waive its administration fee to the extent necessary to reduce the Portfolio's expenses to the extent that its total direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of the Series) exceed 0.10% of its average daily net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.10% of its average daily net assets on an annualized basis, the Advisor retains the right to recover for any fees previously waived to the extent that such recovery will not cause the Portfolio's total direct and indirect expenses to exceed 0.10% of its average daily net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2007 to April 1, 2008, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2007, approximately $527 (in thousands) of previously waived fees are subject to future recovery by the Advisor over various periods not exceeding May 31, 2010.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2007, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally

9

accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. There were no permanent differences as of November 30, 2006.

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2006 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2005	$11,655	—	$11,655
2006	13,807	—	13,807

As of November 30, 2006, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Capital Loss Carryforwards	Total Net Distributable Earnings/ (Accumulated Losses)
$4,061	$(84,916)	$(80,855)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2006, the Portfolio had capital loss carryforward available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

Expires on November 30,
2008	2009	2010	2011	2012	2013	2014	Total
$692	$51,761	$14,821	$13,996	—	$1,702	$1,944	$84,916

At May 31, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$695,451	$324,847	$(15,396)	$309,451

E.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 26, 2007. Effective June 26, 2007, the expiration date was extended to June 24, 2008. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for

10

its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 21, 2008. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2007.

F.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G.  Other:

At May 31, 2007, two shareholders held approximately 93% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

11

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2007

EXPENSE TABLE

	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,102.80	0.04%	$0.21
Hypothetical 5% Annual Return	$1,000.00	$1,024.73	0.04%	$0.20

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

12

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 27, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Discretionary Consumer	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Total
10.3%	9.4%	10.4%	20.2%	11.8%	11.1%	15.1%	3.1%	1.2%	3.8%	3.6%	100.0%

13

THE U.S. LARGE COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (87.2%)
Consumer Discretionary — (8.9%)
* Comcast Corp. Class A	1,247,973	$34,206,940	0.6%
Disney (Walt) Co.	821,965	29,130,440	0.5%
Home Depot, Inc.	818,933	31,831,926	0.6%
Time Warner, Inc.	1,531,062	32,718,795	0.6%
Other Securities		433,359,614	7.8%
Total Consumer Discretionary		561,247,715	10.1%
Consumer Staples — (8.1%)
Altria Group, Inc.	842,094	59,872,883	1.1%
# Coca-Cola Co.	808,272	42,830,333	0.8%
PepsiCo, Inc.	657,180	44,905,109	0.8%
Procter & Gamble Co.	1,266,150	80,463,832	1.5%
Wal-Mart Stores, Inc.	986,769	46,970,204	0.8%
Other Securities		235,883,675	4.2%
Total Consumer Staples		510,926,036	9.2%
Energy — (9.1%)
# Chevron Corp.	865,845	70,557,709	1.3%
ConocoPhillips	659,722	51,082,274	0.9%
# Exxon Mobil Corp.	2,284,571	190,007,770	3.4%
Schlumberger, Ltd.	472,910	36,825,502	0.7%
Other Securities		222,285,483	4.0%
Total Energy		570,758,738	10.3%
Financials — (17.5%)
American Express Co.	478,446	31,089,421	0.6%
American International Group, Inc.	1,043,928	75,517,752	1.4%
# Bank of America Corp.	1,794,591	91,003,710	1.6%
Citigroup, Inc.	1,967,212	107,193,382	1.9%
Federal National Mortgage Association	388,387	24,825,697	0.4%
JPMorgan Chase & Co.	1,393,739	72,237,492	1.3%
Merrill Lynch & Co., Inc.	354,853	32,905,519	0.6%
Morgan Stanley	427,174	36,326,877	0.7%
# The Goldman Sachs Group, Inc.	165,064	38,100,072	0.7%
U.S. Bancorp	710,728	24,576,974	0.4%
Wachovia Corp.	764,711	41,439,689	0.7%
# Wells Fargo & Co.	1,355,727	48,928,187	0.9%
Other Securities		478,781,283	8.7%
Total Financials		1,102,926,055	19.9%
Health Care — (10.5%)
Abbott Laboratories	619,184	34,891,018	0.6%
*# Amgen, Inc.	468,461	26,388,408	0.5%
Johnson & Johnson	1,161,299	73,475,388	1.3%
Merck & Co., Inc.	869,337	45,596,726	0.8%
# Pfizer, Inc.	2,843,744	78,174,523	1.4%
UnitedHealth Group, Inc.	543,443	29,764,373	0.5%
Wyeth	540,172	31,243,548	0.6%
Other Securities		338,417,363	6.1%
Total Health Care		657,951,347	11.8%
Industrials — (9.7%)
3M Co.	294,483	25,902,725	0.5%
Boeing Co.	316,705	31,857,356	0.6%

14

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
# General Electric Co.	4,126,279	$155,065,565	2.8%
Tyco International, Ltd.	793,395	26,467,657	0.5%
# United Parcel Service, Inc.	427,933	30,798,338	0.6%
United Technologies Corp.	399,575	28,190,016	0.5%
Other Securities		310,645,139	5.5%
Total Industrials		608,926,796	11.0%
Information Technology — (13.2%)
* Apple, Inc.	345,841	42,040,432	0.8%
*# Cisco Sytems, Inc.	2,423,665	65,245,062	1.2%
*# Google, Inc.	87,342	43,474,481	0.8%
Hewlett-Packard Co.	1,073,968	49,091,077	0.9%
# Intel Corp.	2,314,106	51,303,730	0.9%
International Business Machines Corp.	604,118	64,398,979	1.2%
Microsoft Corp.	3,457,811	106,051,063	1.9%
* Oracle Corp.	1,601,169	31,030,655	0.6%
# QUALCOMM, Inc.	664,705	28,549,080	0.5%
Other Securities		346,525,255	6.1%
Total Information Technology		827,709,814	14.9%
Materials — (2.7%)
Total Materials		168,621,427	3.0%
Real Estate Investment Trusts — (1.0%)
Total Real Estate Investment Trusts		65,882,200	1.2%
Telecommunication Services — (3.3%)
AT&T, Inc.	2,505,567	103,580,140	1.9%
Sprint Nextel Corp.	1,164,683	26,613,007	0.5%
Verizon Communications, Inc.	1,167,644	50,827,543	0.9%
Other Securities		27,498,921	0.5%
Total Telecommunication Services		208,519,611	3.8%
Utilities — (3.2%)
Total Utilities		198,695,547	3.6%
TOTAL COMMON STOCKS		5,482,165,286	98.8%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $50,305,000 FNMA 6.25%, 05/15/29, valued at $55,637,330) to be repurchased at $54,833,904	$54,826	54,826,000	1.0%
SECURITIES LENDING COLLATERAL — (11.9%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $1,044,864,178 FNMA, rates ranging from 4.500% to 5.500%, maturities ranging from 05/01/19 to 11/01/36, valued at $727,843,299) to be repurchased at $706,748,209	706,644	706,643,979	12.7%
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $45,730,000 FHLB 5.000%, 02/04/09 & 5.000%, 03/12/10, valued at $46,321,389) to be repurchased at $44,246,174	44,240	44,239,649	0.8%
TOTAL SECURITIES LENDING COLLATERAL		750,883,628	13.5%
TOTAL INVESTMENTS — (100.0%) (Cost $4,217,921,941)		$6,287,874,914	113.3%

See accompanying Notes to Financial Statements.
15

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2007
(Unaudited)

(Amounts in thousands)

ASSETS:
Investments at Value (including $729,542 of securities on loan)	$5,482,165
Temporary Cash Investments at Value	54,826
Collateral Received from Securities on Loan at Value	750,884
Cash	1,863
Receivables:
Dividends and Interest	10,391
Securities Lending Income	94
Fund Shares Sold	1,732
Prepaid Expenses and Other Assets	19
Total Assets	6,301,974
LIABILITIES:
Payables:
Upon Return of Securities Loaned	750,884
Fund Shares Redeemed	1,467
Due to Advisor	114
Fund Margin Variation	33
Accrued Expenses and Other Liabilities	274
Total Liabilities	752,772
NET ASSETS	$5,549,202
Investments at Cost	$3,412,212
Temporary Cash Investments at Cost	$54,826
Collateral Received from Securities on Loan at Cost	$750,884

See accompanying Notes to Financial Statements.
16

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2007
(Unaudited)

(Amounts in thousands)

Investment Income
Dividends	$50,314
Interest	1,924
Income from Securities Lending	547
Total Investment Income	52,785
Expenses
Investment Advisory Services Fees	646
Accounting & Transfer Agent Fees	249
S&P 500® Fees	42
Custodian Fees	31
Legal Fees	57
Audit Fees	30
Shareholders' Reports	20
Directors'/Trustees' Fees & Expenses	31
Other	39
Total Expenses	1,145
Net Investment Income (Loss)	51,640
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(3,946)
Futures	5,321
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	460,574
Futures	1,342
Net Realized and Unrealized Gain (Loss)	463,291
Net Increase (Decrease) in Net Assets Resulting from Operations	$514,931

See accompanying Notes to Financial Statements.
17

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$51,640	$87,710
Net Realized Gain (Loss) on:
Investment Securities Sold	(3,946)	(8,634)
Futures	5,321	6,769
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	460,574	523,721
Futures	1,342	(1,050)
Net Increase (Decrease) in Net Assets Resulting from Operations	514,931	608,516
Transactions in Interest:
Contributions	308,010	753,004
Withdrawals	(226,719)	(647,252)
Net Increase from Transactions in Interest	81,291	105,752
Total Increase (Decrease) in Net Assets	596,222	714,268
Net Assets
Beginning of Period	4,952,980	4,238,712
End of Period	$5,549,202	$4,952,980

See accompanying Notes to Financial Statements.
18

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE COMPANY SERIES

  FINANCIAL HIGHLIGHTS

	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)
Total Return	10.28	%(C)	14.25%	8.51%	12.77%	15.05%	(16.59)%
Net Assets, End of Period (thousands)	$5,549,202		$4,952,980	$4,238,712	$3,493,919	$3,000,997	$2,623,557
Ratio of Expenses to Average Net Assets	0.04	%(B)	0.04%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.00	%(B)	1.95%	1.87%	1.99%	1.75%	1.53%
Portfolio Turnover Rate	2	%(C)	4%	6%	2%	8%	11%

See accompanying Notes to Financial Statements.
19

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which The U.S. Large Company Series (the "Series") is presented in this report.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

2.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) are included in Directors'/Trustees' Fees and Expenses. At May 31, 2007, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $104 (in thousands).

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2007, none of the Trustees have requested distribution of proceeds.

20

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

4.  New Accounting Standards: On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Series' financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2007, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.025% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2007, the total related amounts paid by the Trust to the CCO were $58 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the six months ended May 31, 2007, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$256,053
Sales	109,913

There were no purchases or sales of long-term U.S. government securities.

E.  Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains or losses have been deemed to have been "passed down" to its partners.

21

At May 31, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$4,385,146	$2,177,529	$(274,800)	$1,902,729

F.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2007.

2.  Futures Contracts: During the six months ended May 31, 2007, the Series entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Series deposits cash with a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

At May 31, 2007, the Series had outstanding 147 long futures contracts of the S&P 500 Index®, all of which expire on June 15, 2007. The value of such contracts on May 31, 2007 was $56,334 (in thousands), which resulted in an unrealized gain of $2,740 (in thousands). Approximately $1,863 (in thousands) of cash has been segregated as collateral for the open futures contracts and has been accounted for as cash on the Statement of Assets and Liabilities.

Risks arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

G.   Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 26, 2007. Effective June 26, 2007, the expiration date was extended to June 24, 2008. There were no borrowings by the Series under this line of credit during the six months ended May 31, 2007.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line

22

of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 21, 2008. There were no borrowings by the Series under this line of credit during the six months ended May 31, 2007.

H.   Securities Lending:

As of May 31, 2007, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

23

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

24

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 15, 2006 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the Series (the "Fund").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Portfolio Performance and Service Review Committee (the "Review Committee"), composed of Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Review Committee posed after its review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the Fund's non-management fees charged by the Fund's administrator and transfer agent have been negotiated by management over the course of the past fifteen months.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

25

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

26

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DFA053107-006S

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

Semi-Annual Report

Six Months Ended May 31, 2007
(Unaudited)

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our semi-annual reports gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$150 Billion in Assets Under Management Worldwide as of May 31, 2007.

Core Equity

US Core Equity

US Vector Equity

International Core Equity

Emerging Markets Core Equity

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Tax-Managed

US Small Cap

US Small Cap Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Throughout its history, Dimensional has sought to improve its strategies through efficient engineering and cost-effective trading. Our core equity strategies are the latest example of this evolution. Each core strategy targets a broad and diverse group of common stocks across various equity markets. But unlike conventional approaches, the securities are not held in their market-value proportions. The portfolios increase the relative weight of small cap and value stocks, where expected returns are greater. Because the architecture is seamlessly integrated and includes the full range of securities, the costs normally associated with maintaining multiple vehicles are greatly reduced.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission.
Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the
Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors,
1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

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SEMI-ANNUAL REPORT
(Unaudited)

i

Continued

ii

Continued

The DFA Investment Trust Company

Page
Disclosure of Fund Expenses	127

Disclosure of Portfolio Holdings	130

Schedules of Investments/Summary Schedules of Portfolio Holdings

The U.S. Large Company Series	132

The Enhanced U.S. Large Company Series	134

The U.S. Large Cap Value Series	136

The U.S. Small Cap Value Series	138

The U.S. Small Cap Series	140

The U.S. Micro Cap Series	142

The DFA International Value Series	144

The Japanese Small Company Series	147

The Asia Pacific Small Company Series	149

The United Kingdom Small Company Series	152

The Continental Small Company Series	155

The Canadian Small Company Series	159

The Emerging Markets Series	161

The Emerging Markets Small Cap Series	164

The DFA One-Year Fixed Income Series	168

The DFA Two-Year Global Fixed Income Series	170

Statements of Assets and Liabilities	172

Statements of Operations	176

Statements of Changes in Net Assets	180

Financial Highlights	184

Notes to Financial Statements	191

Voting Proxies on Fund Portfolio Securities	202

Board Approval of Investment Advisory Agreements	203

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

iii

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DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLB  Federal Home Loan Bank

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

^  Denominated in local currency or the Euro, unless otherwise noted.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of May 31, 2007.

(y)  The rate shown is the effective yield.

(t)  Face Amount Denominated in Australian Dollars.

(g)  Face Amount Denominated in British Pounds.

(d)  Face Amount Denominated in Denmark Krone.

(e)  Face Amount Denominated in Euro.

(j)  Face Amount Denominated in Japanese Yen.

(s)  Face Amount Denominated in Swedish Krona.

(f)  Face Amount Denominated in Swiss Francs.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

(E)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

N/A  Does not apply to this fund.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

REITs  Real Estate Investment Trusts

(a)  Commencement of Operations.

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2007

EXPENSE TABLES

U. S. Large Company Portfolio**	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,102.30	0.15%	$0.79
Hypothetical 5% Annual Return	$1,000.00	$1,024.18	0.15%	$0.76
Enhanced U.S. Large Company Portfolio**
Actual Fund Return	$1,000.00	$1,099.70	0.25%	$1.31
Hypothetical 5% Annual Return	$1,000.00	$1,023.68	0.25%	$1.26

2

U.S. Large Cap Value Portfolio**	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,129.30	0.27%	$1.43
Hypothetical 5% Annual Return	$1,000.00	$1,023.59	0.27%	$1.36
U.S. Targeted Value Portfolio****
Actual Fund Return	$1,000.00	$1,096.20	0.43%	$2.25
Hypothetical 5% Annual Return	$1,000.00	$1,022.79	0.43%	$2.17
U.S. Small Cap Value Portfolio**
Actual Fund Return	$1,000.00	$1,102.70	0.53%	$2.78
Hypothetical 5% Annual Return	$1,000.00	$1,022.29	0.53%	$2.67
U.S. Core Equity 1 Portfolio
Actual Fund Return	$1,000.00	$1,109.90	0.20%	$1.05
Hypothetical 5% Annual Return	$1,000.00	$1,023.93	0.20%	$1.01
U.S. Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$1,111.70	0.23%	$1.21
Hypothetical 5% Annual Return	$1,000.00	$1,023.78	0.23%	$1.16
U.S. Vector Equity Portfolio
Actual Fund Return	$1,000.00	$1,108.40	0.36%	$1.89
Hypothetical 5% Annual Return	$1,000.00	$1,023.14	0.36%	$1.82
U.S. Small Cap Portfolio**
Actual Fund Return	$1,000.00	$1,086.10	0.38%	$1.98
Hypothetical 5% Annual Return	$1,000.00	$1,023.04	0.38%	$1.92
U.S. Micro Cap Portfolio**
Actual Fund Return	$1,000.00	$1,081.60	0.53%	$2.75
Hypothetical 5% Annual Return	$1,000.00	$1,022.29	0.53%	$2.67
DFA Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$1,011.90	0.32%	$1.61
Hypothetical 5% Annual Return	$1,000.00	$1,023.34	0.32%	$1.61
Large Cap International Portfolio
Actual Fund Return	$1,000.00	$1,143.60	0.29%	$1.55
Hypothetical 5% Annual Return	$1,000.00	$1,023.49	0.29%	$1.46
International Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,160.80	0.41%	$2.21
Hypothetical 5% Annual Return	$1,000.00	$1,022.89	0.41%	$2.07
International Small Company Portfolio***
Actual Fund Return	$1,000.00	$1,181.60	0.55%	$2.99
Hypothetical 5% Annual Return	$1,000.00	$1,022.19	0.55%	$2.77

3

Japanese Small Company Portfolio**	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,025.60	0.58%	$2.93
Hypothetical 5% Annual Return	$1,000.00	$1,022.04	0.58%	$2.92
Asia Pacific Small Company Portfolio**
Actual Fund Return	$1,000.00	$1,322.10	0.62%	$3.59
Hypothetical 5% Annual Return	$1,000.00	$1,021.84	0.62%	$3.13
United Kingdom Small Company Portfolio**
Actual Fund Return	$1,000.00	$1,163.00	0.59%	$3.18
Hypothetical 5% Annual Return	$1,000.00	$1,021.99	0.59%	$2.97
Continental Small Company Portfolio**
Actual Fund Return	$1,000.00	$1,244.80	0.61%	$3.41
Hypothetical 5% Annual Return	$1,000.00	$1,021.89	0.61%	$3.07
DFA International Real Estate Securities Portfolio*****
Actual Fund Return	$1,000.00	$1,078.00	0.50%	$1.31
Hypothetical 5% Annual Return	$1,000.00	$1,022.44	0.50%	$1.27
DFA International Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$1,187.40	0.69%	$3.76
Hypothetical 5% Annual Return	$1,000.00	$1,021.49	0.69%	$3.48
Emerging Markets Portfolio**
Actual Fund Return	$1,000.00	$1,232.20	0.60%	$3.34
Hypothetical 5% Annual Return	$1,000.00	$1,021.94	0.60%	$3.02
Emerging Markets Small Cap Portfolio**
Actual Fund Return	$1,000.00	$1,303.80	0.77%	$4.42
Hypothetical 5% Annual Return	$1,000.00	$1,021.09	0.77%	$3.88
Emerging Markets Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,249.40	0.66%	$3.70
Hypothetical 5% Annual Return	$1,000.00	$1,021.64	0.66%	$3.33
DFA One-Year Fixed Income Portfolio**
Actual Fund Return	$1,000.00	$1,026.70	0.18%	$0.91
Hypothetical 5% Annual Return	$1,000.00	$1,024.03	0.18%	$0.91
DFA Two-Year Global Fixed Income Portfolio**
Actual Fund Return	$1,000.00	$1,024.10	0.18%	$0.91
Hypothetical 5% Annual Return	$1,000.00	$1,024.03	0.18%	$0.91
DFA Five-Year Government Portfolio
Actual Fund Return	$1,000.00	$1,025.60	0.23%	$1.16
Hypothetical 5% Annual Return	$1,000.00	$1,023.78	0.23%	$1.16

4

DFA Five-Year Global Fixed Income Portfolio	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,021.60	0.28%	$1.41
Hypothetical 5% Annual Return	$1,000.00	$1,023.54	0.28%	$1.41
DFA Intermediate Government Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,001.30	0.13%	$0.65
Hypothetical 5% Annual Return	$1,000.00	$1,024.28	0.13%	$0.66
DFA Inflation-Protected Securites Portfolio
Actual Fund Return	$1,000.00	$994.30	0.20%	$0.99
Hypothetical 5% Annual Return	$1,000.00	$1,023.93	0.20%	$1.01
DFA Short-Term Muncicipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,015.10	0.23%	$1.16
Hypothetical 5% Annual Return	$1,000.00	$1,023.78	0.23%	$1.16
DFA California Short-Term Municipal Bond Portfolio*****
Actual Fund Return	$1,000.00	$1,003.80	0.30%	$0.49
Hypothetical 5% Annual Return	$1,000.00	$1,023.44	0.30%	$0.50

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

**  The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

***  The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds.

****  Effective March 30, 2007, the Portfolio invests directly in securities rather than through the Master Fund. The expenses shown reflect the direct expenses of the Portfolio and the indirect payment of the Portfolio's portion of the expenses, for the period December 1, 2006 through March 29, 2007, of the Master Fund.

*****  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days since inception (DFA International Real Estate Securities Portfolio 92 days and DFA California Short-Term Municipal Bond Portfolio 60 days), then divided by the number of days in the year (365) to reflect the six-month period. DFA International Real Estate Securities Portfolio commenced operations on March 1, 2007 and DFA California Short-Term Municipal Bond Portfolio commenced operations on April 2, 2007. The "Ending Account Value" is derived from the fund's actual return since inception.

5

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 27, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
U.S. Large Company Portfolio	100.0%
Enhanced U.S. Large Company Portfolio	100.0%
U.S. Large Cap Value Portfolio	100.0%
U.S. Small Cap Value Portfolio	100.0%
U.S. Small Cap Portfolio	100.0%
U.S. Micro Cap Portfolio	100.0%
International Small Company Portfolio	100.0%
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
DFA One-Year Fixed Income Portfolio	100.0%
DFA Two-Year Global Fixed Income Portfolio	100.0%

6

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Other	Total
U.S. Targeted Value Portfolio	18.0%	4.7%	7.0%	23.9%	6.5%	17.0%	14.6%	7.4%	0.1%	0.7%	0.0%	0.1%	100.0%
U.S. Core Equity 1 Portfolio	14.0%	7.4%	8.3%	21.2%	10.9%	12.3%	14.5%	4.5%	0.0%	3.4%	3.5%	0.0%	100.0%
U.S. Core Equity 2 Portfolio	14.6%	6.6%	9.2%	24.0%	10.0%	12.3%	12.5%	4.8%	0.0%	3.7%	2.3%	0.0%	100.0%
U.S. Vector Equity Portfolio	16.7%	5.3%	8.6%	25.1%	8.5%	12.6%	13.1%	5.0%	0.0%	3.8%	1.3%	0.0%	100.0%
DFA Real Estate Securities Portfolio	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	100.0%	0.0%	0.0%	0.0%	100.0%
Large Cap International Portfolio	11.6%	8.1%	8.3%	27.8%	5.9%	11.5%	5.0%	9.6%	0.4%	6.0%	5.2%	0.6%	100.0%
International Core Equity Portfolio	15.1%	6.8%	5.5%	29.7%	3.7%	14.9%	5.1%	11.7%	0.3%	3.5%	3.0%	0.7%	100.0%
DFA International Real Estate Securities Portfolio	0.0%	0.0%	0.0%	0.7%	0.0%	0.0%	0.0%	0.0%	99.3%	0.0%	0.0%	0.0%	100.0%
DFA International Small Cap Value Portfolio	16.9%	7.5%	2.6%	19.4%	2.2%	23.9%	7.3%	16.8%	2.6%	0.4%	0.4%	0.0%	100.0%
Emerging Markets Core Equity Portfolio	9.5%	7.7%	5.3%	21.1%	3.2%	13.3%	9.2%	18.8%	0.0%	8.4%	2.7%	0.8%	100.0%

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Muni Insured	Muni G.O. Local	Muni G.O. State	Muni Revenue	Supranational	Total
DFA Five-Year Government Portfolio	0.0%	100.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	100.0%
DFA Five-Year Global Fixed Income Portfolio	25.6%	0.8%	23.3%	44.6%	0.0%	0.0%	0.0%	0.0%	5.7%	100.0%
DFA Intermediate Government Fixed Income Portfolio	0.0%	100.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	100.0%
DFA Inflation-Protected Securities Portfolio	0.0%	100.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	100.0%
DFA Short-Term Municipal Bond Portfolio	0.0%	0.0%	0.0%	0.0%	20.1%	13.8%	9.4%	56.7%	0.0%	100.0%
DFA California Short-Term Municipal Bond Portfolio	0.0%	0.0%	0.0%	0.0%	31.5%	18.7%	18.8%	31.0%	0.0%	100.0%

7

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
May 31, 2007
(Unaudited)

U.S. LARGE COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Company Series of The DFA Investment Trust Company	$3,348,085,155
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $2,377,685,863)	$3,348,085,155

ENHANCED U.S. LARGE COMPANY PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Enhanced U.S. Large Company Series of The DFA Investment Trust Company	38,396,810	$395,487,143
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $317,088,011)		$395,487,143

U.S. LARGE CAP VALUE PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	324,314,591	$8,111,107,921
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $5,892,114,376)		$8,111,107,921

See accompanying Notes to Financial Statements.

8

U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (89.3%)
Consumer Discretionary — (16.1%)
* AutoNation, Inc.	78,055	$1,726,577	0.5%
Dillards, Inc. Class A	45,014	1,634,008	0.5%
Jones Apparel Group, Inc.	42,983	1,280,034	0.4%
Saks, Inc.	68,500	1,372,740	0.4%
Service Corp. International	143,900	2,011,722	0.6%
* TRW Automotive Holdings Corp.	45,590	1,850,042	0.5%
* Warnaco Group, Inc.	35,752	1,229,511	0.4%
Other Securities		51,222,113	14.1%
Total Consumer Discretionary		62,326,747	17.4%
Consumer Staples — (4.2%)
Corn Products International, Inc.	36,880	1,513,186	0.4%
J. M. Smucker Co.	28,700	1,655,990	0.5%
Pilgrim's Pride Corp.	39,900	1,409,667	0.4%
Other Securities		11,639,850	3.2%
Total Consumer Staples		16,218,693	4.5%
Energy — (6.3%)
*# Forest Oil Corp.	42,400	1,721,016	0.5%
* Hanover Compressor Co.	51,657	1,291,425	0.4%
Overseas Shipholding Group, Inc.	19,800	1,575,090	0.4%
# Pogo Producing Co.	27,600	1,492,332	0.4%
# Tidewater, Inc.	26,600	1,755,600	0.5%
Other Securities		16,376,439	4.6%
Total Energy		24,211,902	6.8%
Financials — (21.3%)
* Allegheny Corp.	3,738	1,398,154	0.4%
American National Insurance Co.	10,400	1,496,976	0.4%
MGIC Investment Corp.	39,200	2,548,000	0.7%
Odyssey Re Holdings Corp.	40,320	1,728,922	0.5%
Ohio Casualty Corp.	36,889	1,588,440	0.5%
PMI Group, Inc.	40,979	2,026,002	0.6%
Protective Life Corp.	24,759	1,238,693	0.4%
Reinsurance Group of America, Inc.	25,184	1,573,496	0.4%
StanCorp Financial Group, Inc.	26,000	1,322,360	0.4%
Webster Financial Corp.	28,400	1,277,716	0.4%
Other Securities		66,223,727	18.3%
Total Financials		82,422,486	23.0%
Health Care — (5.8%)
# Bausch & Lomb, Inc.	26,800	1,819,720	0.5%
# Cooper Companies, Inc.	22,300	1,229,622	0.4%
* Invitrogen Corp.	19,223	1,392,514	0.4%
PerkinElmer, Inc.	62,800	1,664,828	0.5%
* Watson Pharmaceuticals, Inc.	51,100	1,576,946	0.5%
Other Securities		14,924,602	4.0%
Total Health Care		22,608,232	6.3%
Industrials — (15.3%)
*# AGCO Corp.	36,200	1,566,736	0.4%
# Alexander & Baldwin, Inc.	29,156	1,559,554	0.4%
GATX Corp.	30,800	1,584,660	0.4%

9

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
* Kansas City Southern	47,400	$1,945,770	0.6%
Kennametal, Inc.	19,300	1,484,556	0.4%
Laidlaw International, Inc.	41,100	1,409,730	0.4%
Pentair, Inc.	47,100	1,742,229	0.5%
Ryder System, Inc.	27,902	1,504,476	0.4%
*# Shaw Group, Inc.	41,700	1,687,182	0.5%
Timken Co.	46,500	1,634,940	0.5%
* URS Corp.	26,000	1,307,280	0.4%
*# YRC Worldwide, Inc.	34,517	1,387,583	0.4%
Other Securities		40,275,314	11.2%
Total Industrials		59,090,010	16.5%
Information Technology — (13.0%)
* Arrow Electronics, Inc.	37,800	1,551,690	0.4%
* Ingram Micro, Inc.	77,263	1,600,889	0.5%
* International Rectifier Corp.	34,200	1,239,066	0.4%
* Vishay Intertechnology, Inc.	84,700	1,509,354	0.4%
Other Securities		44,509,934	12.4%
Total Information Technology		50,410,933	14.1%
Materials — (6.6%)
Ashland, Inc.	28,730	1,732,994	0.5%
Chemtura Corp.	120,338	1,310,481	0.4%
Cytec Industries, Inc.	24,100	1,432,745	0.4%
Lubrizol Corp.	33,300	2,188,476	0.6%
Other Securities		18,957,490	5.3%
Total Materials		25,622,186	7.2%
Real Estate Investment Trusts — (0.1%)
Total Real Estate Investment Trusts		454,349	0.1%
Telecommunication Services — (0.6%)
Total Telecommunication Services		2,395,264	0.7%
Utilities — (0.0%)
Total Utilities		86,860	0.0%
TOTAL COMMON STOCKS		345,847,662	96.6%
TEMPORARY CASH INVESTMENTS — (2.8%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	11,075,981	11,075,981	3.1%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (7.9%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $33,775,164 FNMA 5.500%, 02/01/35 & 02/01/36, valued at $29,486,197) to be repurchased at $28,631,598	$28,627	28,627,375	8.0%
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $1,895,000 FHLB 5.000%, 03/12/10, valued at $1,919,012) to be repurchased at $1,830,329	1,830	1,830,059	0.5%
TOTAL SECURITIES LENDING COLLATERAL		30,457,434	8.5%
TOTAL INVESTMENTS — (100.0%) (Cost $342,080,040)		$387,381,077	108.2%

See accompanying Notes to Financial Statements.
10

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS
May 31, 2007
(Unaudited)

U.S. SMALL CAP VALUE PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Small Cap Value Series of The DFA Investment Trust Company	397,021,190	$10,096,248,862
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $7,139,433,226)		$10,096,248,862

See accompanying Notes to Financial Statements.

11

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (88.7%)
Consumer Discretionary — (12.4%)
* Comcast Corp. Class A	109,077	$2,989,801	0.3%
Disney (Walt) Co.	109,300	3,873,592	0.4%
Home Depot, Inc.	77,425	3,009,510	0.3%
News Corp. Class A	117,500	2,595,575	0.3%
Time Warner, Inc.	202,279	4,322,702	0.4%
Other Securities		124,936,098	12.2%
Total Consumer Discretionary		141,727,278	13.9%
Consumer Staples — (6.6%)
Altria Group, Inc.	80,520	5,724,972	0.6%
Coca-Cola Co.	89,524	4,743,877	0.5%
Kraft Foods, Inc.	74,930	2,535,631	0.3%
PepsiCo, Inc.	46,430	3,172,562	0.3%
Procter & Gamble Co.	169,382	10,764,226	1.1%
Wal-Mart Stores, Inc.	160,048	7,618,285	0.8%
Other Securities		40,795,268	3.8%
Total Consumer Staples		75,354,821	7.4%
Energy — (7.4%)
Chevron Corp.	107,160	8,732,468	0.9%
ConocoPhillips	87,189	6,751,044	0.7%
Exxon Mobil Corp.	184,725	15,363,578	1.5%
Occidental Petroleum Corp.	44,824	2,463,975	0.3%
Valero Energy Corp.	32,030	2,390,079	0.2%
Other Securities		48,715,819	4.7%
Total Energy		84,416,963	8.3%
Financials — (18.7%)
American Express Co.	45,723	2,971,081	0.3%
American International Group, Inc.	136,458	9,871,372	1.0%
Bank of America Corp.	237,100	12,023,341	1.2%
Citigroup, Inc.	263,845	14,376,914	1.4%
JPMorgan Chase & Co.	184,363	9,555,534	1.0%
Merrill Lynch & Co., Inc.	47,250	4,381,492	0.4%
MetLife, Inc.	40,245	2,736,660	0.3%
Morgan Stanley	59,060	5,022,462	0.5%
Prudential Financial, Inc.	25,550	2,606,611	0.3%
The Goldman Sachs Group, Inc.	15,269	3,524,391	0.4%
Wachovia Corp.	101,208	5,484,462	0.6%
Wells Fargo & Co.	128,871	4,650,954	0.5%
Other Securities		137,348,461	13.1%
Total Financials		214,553,735	21.0%
Health Care — (9.7%)
Abbott Laboratories	59,805	3,370,012	0.3%
* Genentech, Inc.	40,348	3,218,560	0.3%
Johnson & Johnson	84,381	5,338,786	0.5%
Merck & Co., Inc.	86,168	4,519,512	0.5%
Pfizer, Inc.	354,280	9,739,157	1.0%
UnitedHealth Group, Inc.	51,605	2,826,406	0.3%
* WellPoint, Inc.	32,979	2,684,820	0.3%
Wyeth	52,195	3,018,959	0.3%
Other Securities		77,166,712	7.4%
Total Health Care		111,882,924	10.9%

12

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (10.9%)
Boeing Co.	31,288	$3,147,260	0.3%
General Electric Co.	385,242	14,477,394	1.4%
United Technologies Corp.	37,935	2,676,314	0.3%
Other Securities		104,634,365	10.2%
Total Industrials		124,935,333	12.2%
Information Technology — (12.8%)
* Apple, Inc.	32,024	3,892,837	0.4%
* Cisco Sytems, Inc.	229,814	6,186,593	0.6%
Hewlett-Packard Co.	101,599	4,644,090	0.5%
Intel Corp.	215,356	4,774,443	0.5%
International Business Machines Corp.	59,630	6,356,558	0.6%
Microsoft Corp.	364,000	11,163,880	1.1%
* Oracle Corp.	198,535	3,847,608	0.4%
QUALCOMM, Inc.	61,923	2,659,593	0.3%
Other Securities		103,190,675	10.0%
Total Information Technology		146,716,277	14.4%
Materials — (4.0%)
Total Materials		45,977,465	4.5%
Real Estate Investment Trusts — (0.0%)
Total Real Estate Investment Trusts		112,091	0.0%
Telecommunication Services — (3.0%)
AT&T, Inc.	331,455	13,702,350	1.4%
Sprint Nextel Corp.	149,855	3,424,187	0.3%
Verizon Communications, Inc.	154,532	6,726,778	0.7%
Other Securities		10,237,251	0.9%
Total Telecommunication Services		34,090,566	3.3%
Utilities — (3.2%)
Total Utilities		36,468,042	3.6%
TOTAL COMMON STOCKS		1,016,235,495	99.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		216	0.0%
TEMPORARY CASH INVESTMENTS — (0.7%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	8,258,202	8,258,202	0.8%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (10.6%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $130,291,318 FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 06/01/22 to 08/01/36, valued at $117,156,564) to be repurchased at $113,761,014	$113,744	113,744,237	11.1%
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $7,350,000 FHLB 4.875%, 11/18/11, valued at $7,280,252) to be repurchased at $7,053,503	7,052	7,052,463	0.7%
TOTAL SECURITIES LENDING COLLATERAL		120,796,700	11.8%
TOTAL INVESTMENTS — (100.0%) (Cost $1,009,616,392)		$1,145,290,613	112.1%

See accompanying Notes to Financial Statements.
13

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (85.0%)
Consumer Discretionary — (12.5%)
* Comcast Corp. Class A	302,974	$8,304,517	0.4%
Disney (Walt) Co.	322,412	11,426,281	0.5%
Home Depot, Inc.	154,445	6,003,277	0.3%
News Corp. Class A	325,070	7,180,796	0.3%
Time Warner, Inc.	561,020	11,988,997	0.5%
Other Securities		310,810,772	12.5%
Total Consumer Discretionary		355,714,640	14.5%
Consumer Staples — (5.6%)
Altria Group, Inc.	154,900	11,013,390	0.5%
Procter & Gamble Co.	523,088	33,242,242	1.4%
Wal-Mart Stores, Inc.	323,500	15,398,600	0.6%
Other Securities		101,007,797	4.1%
Total Consumer Staples		160,662,029	6.6%
Energy — (7.8%)
Chevron Corp.	314,904	25,661,527	1.1%
ConocoPhillips	246,851	19,113,673	0.8%
Exxon Mobil Corp.	419,384	34,880,167	1.4%
Marathon Oil Corp.	50,344	6,233,091	0.3%
Occidental Petroleum Corp.	132,060	7,259,338	0.3%
Valero Energy Corp.	94,568	7,056,664	0.3%
Other Securities		123,270,513	4.9%
Total Energy		223,474,973	9.1%
Financials — (20.3%)
Allstate Corp.	97,000	5,965,500	0.3%
American International Group, Inc.	410,080	29,665,187	1.2%
Bank of America Corp.	703,020	35,650,144	1.5%
Capital One Financial Corp.	65,307	5,210,192	0.2%
Citigroup, Inc.	716,412	39,037,290	1.6%
Federal Home Loan Mortgage Corporation	95,960	6,409,168	0.3%
Federal National Mortgage Association	128,592	8,219,601	0.4%
JPMorgan Chase & Co.	507,407	26,298,905	1.1%
Lehman Brothers Holdings, Inc.	98,926	7,259,190	0.3%
Merrill Lynch & Co., Inc.	139,027	12,891,974	0.5%
MetLife, Inc.	119,216	8,106,688	0.3%
Morgan Stanley	166,104	14,125,484	0.6%
Prudential Financial, Inc.	77,616	7,918,384	0.3%
The Goldman Sachs Group, Inc.	28,024	6,468,500	0.3%
The Travelers Companies, Inc.	106,978	5,794,998	0.3%
Wachovia Corp.	317,673	17,214,700	0.7%
Washington Mutual, Inc.	148,276	6,482,627	0.3%
Wells Fargo & Co.	309,715	11,177,614	0.5%
Other Securities		327,418,630	13.1%
Total Financials		581,314,776	23.8%
Health Care — (8.4%)
Johnson & Johnson	112,650	7,127,365	0.3%
Pfizer, Inc.	1,038,972	28,561,340	1.2%
UnitedHealth Group, Inc.	99,920	5,472,618	0.2%
* WellPoint, Inc.	114,028	9,283,019	0.4%
Other Securities		190,423,747	7.8%
Total Health Care		240,868,089	9.9%

14

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (10.4%)
FedEx Corp.	48,500	$5,413,570	0.2%
General Electric Co.	744,136	27,964,631	1.2%
Union Pacific Corp.	44,900	5,418,532	0.2%
United Technologies Corp.	77,924	5,497,538	0.2%
Other Securities		254,187,649	10.4%
Total Industrials		298,481,920	12.2%
Information Technology — (10.7%)
* Cisco Sytems, Inc.	195,762	5,269,913	0.2%
Hewlett-Packard Co.	192,714	8,808,957	0.4%
Intel Corp.	418,292	9,273,534	0.4%
International Business Machines Corp.	64,144	6,837,750	0.3%
Microsoft Corp.	313,224	9,606,580	0.4%
Other Securities		264,771,508	10.8%
Total Information Technology		304,568,242	12.5%
Materials — (4.1%)
Alcoa, Inc.	129,460	5,344,109	0.2%
Dow Chemical Co.	151,088	6,856,373	0.3%
Other Securities		103,407,801	4.2%
Total Materials		115,608,283	4.7%
Real Estate Investment Trusts — (0.0%)
Total Real Estate Investment Trusts		201,721	0.0%
Telecommunication Services — (3.2%)
AT&T, Inc.	939,042	38,819,996	1.6%
Sprint Nextel Corp.	445,000	10,168,250	0.4%
Verizon Communications, Inc.	427,856	18,624,572	0.8%
Other Securities		23,162,981	0.9%
Total Telecommunication Services		90,775,799	3.7%
Utilities — (2.0%)
Total Utilities		57,512,289	2.4%
TOTAL COMMON STOCKS		2,429,182,761	99.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		495	0.0%
TEMPORARY CASH INVESTMENTS — (0.6%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	18,133,430	18,133,430	0.7%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.4%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $498,968,298 FNMA, rates ranging from 5.000% to 6.500%, maturities ranging from 01/01/20 to 04/01/37, valued at $399,911,747) to be repurchased at $388,321,101	$388,264	388,263,832	15.9%
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $22,930,000 FHLB 4.875%, 11/18/11, valued at $23,702,914) to be repurchased at $22,973,539	22,970	22,970,151	0.9%
TOTAL SECURITIES LENDING COLLATERAL		411,233,983	16.8%
TOTAL INVESTMENTS — (100.0%) (Cost $2,578,804,249)		$2,858,550,669	116.9%

See accompanying Notes to Financial Statements.
15

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (88.7%)
Consumer Discretionary — (14.8%)
* Comcast Corp. Class A	96,718	$2,651,040	0.4%
Disney (Walt) Co.	47,300	1,676,312	0.2%
Gannett Co., Inc.	34,500	2,029,290	0.3%
* IAC/InterActiveCorp	44,600	1,543,160	0.2%
*# MGM Mirage	22,400	1,781,472	0.2%
Time Warner, Inc.	166,381	3,555,562	0.5%
Other Securities		117,892,436	14.7%
Total Consumer Discretionary		131,129,272	16.5%
Consumer Staples — (4.7%)
Altria Group, Inc.	24,000	1,706,400	0.2%
Coca-Cola Enterprises, Inc.	79,560	1,857,726	0.2%
Kraft Foods, Inc.	62,728	2,122,716	0.3%
Procter & Gamble Co.	78,200	4,969,610	0.6%
SUPERVALU, Inc.	36,001	1,715,088	0.2%
Wal-Mart Stores, Inc.	47,076	2,240,818	0.3%
Other Securities		26,972,541	3.5%
Total Consumer Staples		41,584,899	5.3%
Energy — (7.6%)
Chevron Corp.	51,400	4,188,586	0.5%
ConocoPhillips	75,800	5,869,194	0.8%
Exxon Mobil Corp.	65,900	5,480,903	0.7%
Hess Corp.	26,200	1,551,564	0.2%
Noble Energy, Inc.	28,000	1,772,120	0.2%
Valero Energy Corp.	22,300	1,664,026	0.2%
Other Securities		46,303,647	5.8%
Total Energy		66,830,040	8.4%
Financials — (22.2%)
Allstate Corp.	28,690	1,764,435	0.2%
AMBAC Financial Group, Inc.	16,500	1,478,565	0.2%
American International Group, Inc.	114,700	8,297,398	1.1%
Bank of America Corp.	207,670	10,530,946	1.3%
Capital One Financial Corp.	18,447	1,471,702	0.2%
CIT Group, Inc.	32,210	1,930,345	0.3%
Citigroup, Inc.	121,400	6,615,086	0.8%
CNA Financial Corp.	41,400	2,103,948	0.3%
Hartford Financial Services Group, Inc.	14,700	1,516,599	0.2%
JPMorgan Chase & Co.	159,780	8,281,397	1.1%
MBIA, Inc.	22,500	1,497,375	0.2%
Merrill Lynch & Co., Inc.	20,800	1,928,784	0.3%
MetLife, Inc.	35,240	2,396,320	0.3%
Morgan Stanley	24,900	2,117,496	0.3%
Sovereign Bancorp, Inc.	79,500	1,847,580	0.2%
The Travelers Companies, Inc.	31,600	1,711,772	0.2%
Unum Group	56,075	1,488,230	0.2%
Wachovia Corp.	89,196	4,833,531	0.6%
Washington Mutual, Inc.	41,626	1,819,889	0.2%
Other Securities		132,420,586	16.5%
Total Financials		196,051,984	24.7%

16

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Health Care — (7.6%)
Pfizer, Inc.	166,622	$4,580,439	0.6%
Other Securities		62,305,522	7.8%
Total Health Care		66,885,961	8.4%
Industrials — (11.2%)
Burlington Northern Santa Fe Corp.	15,900	1,480,767	0.2%
General Electric Co.	123,300	4,633,614	0.6%
Southwest Airlines Co.	129,210	1,848,995	0.2%
Union Pacific Corp.	13,400	1,617,112	0.2%
Other Securities		89,131,248	11.2%
Total Industrials		98,711,736	12.4%
Information Technology — (11.6%)
* Computer Sciences Corp.	28,000	1,551,200	0.2%
Hewlett-Packard Co.	32,200	1,471,862	0.2%
*# Juniper Networks, Inc.	79,150	1,932,052	0.3%
Other Securities		97,278,444	12.2%
Total Information Technology		102,233,558	12.9%
Materials — (4.4%)
Lyondell Chemical Co.	40,400	1,501,668	0.2%
Other Securities		37,561,909	4.7%
Total Materials		39,063,577	4.9%
Real Estate Investment Trusts — (0.0%)
Total Real Estate Investment Trusts		292,678	0.1%
Telecommunication Services — (3.3%)
AT&T, Inc.	292,020	12,072,107	1.5%
Sprint Nextel Corp.	127,700	2,917,945	0.4%
Verizon Communications, Inc.	136,090	5,923,998	0.8%
Other Securities		8,578,144	1.0%
Total Telecommunication Services		29,492,194	3.7%
Utilities — (1.3%)
*# NRG Energy, Inc.	17,500	1,538,075	0.2%
Other Securities		9,601,360	1.2%
Total Utilities		11,139,435	1.4%
TOTAL COMMON STOCKS		783,415,334	98.7%
TEMPORARY CASH INVESTMENTS — (1.0%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	8,864,887	8,864,887	1.1%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (10.3%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $97,333,543 FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 06/01/22 to 03/01/37, valued at $88,864,947) to be repurchased at $86,289,373	$86,277	86,276,647	10.9%
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $5,335,000 FHLB 4.875%, 11/18/11 & 5.000%, 10/13/11, valued at $5,290,317) to be repurchased at $5,123,065	5,122	5,122,309	0.6%
TOTAL SECURITIES LENDING COLLATERAL		91,398,956	11.5%
TOTAL INVESTMENTS — (100.0%) (Cost $789,324,212)		$883,679,177	111.3%

See accompanying Notes to Financial Statements.
17

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
May 31, 2007
(Unaudited)

U.S. SMALL CAP PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Small Cap Series of The DFA Investment Trust Company	206,791,565	$3,753,266,905
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $2,876,815,907)		$3,753,266,905

U.S. MICRO CAP PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Micro Cap Series of The DFA Investment Trust Company	447,238,032	$5,384,745,905
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $3,938,388,715)		$5,384,745,905

See accompanying Notes to Financial Statements.

18

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (86.4%)
Real Estate Investment Trusts — (86.4%)
#* Alexander's, Inc.	44,600	$19,385,390	0.6%
# Alexandria Real Estate Equities, Inc.	261,900	27,551,880	0.9%
AMB Property Corp.	882,709	51,064,716	1.7%
Apartment Investment & Management Co. Class A	870,900	47,786,283	1.6%
# Archstone-Smith Trust	1,964,755	121,225,383	4.0%
# AvalonBay Communities, Inc.	706,200	92,081,418	3.0%
BioMed Realty Trust, Inc.	582,560	16,346,634	0.5%
# Boston Properties, Inc.	1,057,600	122,343,168	4.0%
# Brandywine Realty Trust	788,553	25,083,871	0.8%
# BRE Properties, Inc. Class A	455,100	28,771,422	0.9%
# Camden Property Trust	505,700	37,750,505	1.2%
CBL & Associates Properties, Inc.	613,600	25,182,144	0.8%
# Colonial Properties Trust	412,756	20,369,509	0.7%
# Corporate Office Properties Trust	411,300	18,529,065	0.6%
# Crescent Real Estate Equities, Inc.	917,600	20,517,536	0.7%
# Developers Diversified Realty Corp.	1,131,565	69,760,982	2.3%
DiamondRock Hospitality Co.	841,314	17,617,115	0.6%
Digital Realty Trust, Inc.	495,490	20,116,894	0.7%
Duke Realty Corp.	1,220,800	48,978,496	1.6%
# Equity One, Inc.	656,076	19,223,027	0.6%
# Equity Residential	2,617,450	132,626,192	4.4%
# Essex Property Trust, Inc.	215,400	27,405,342	0.9%
Federal Realty Investment Trust	493,400	43,725,108	1.4%
# First Industrial Realty Trust, Inc.	400,000	17,840,000	0.6%
# General Growth Properties, Inc.	2,167,500	127,969,200	4.2%
Highwood Properties, Inc.	399,800	17,527,232	0.6%
# Home Properties, Inc.	296,390	17,072,064	0.6%
Hospitality Properties Trust	832,650	37,002,966	1.2%
# Host Marriott Corp.	4,672,800	119,249,856	3.9%
HRPT Properties Trust	1,883,700	21,624,876	0.7%
# Kilroy Realty Corp.	289,400	21,508,208	0.7%
Kimco Realty Corp.	2,246,356	103,983,819	3.4%
# LaSalle Hotel Properties	357,400	17,012,240	0.6%
Liberty Property Trust	817,200	38,343,024	1.3%
Mack-Cali Realty Corp.	590,500	28,515,245	0.9%
# Pennsylvania Real Estate Investment Trust	330,781	15,722,021	0.5%
# Post Properties, Inc.	385,600	20,444,512	0.7%
# ProLogis	2,277,907	147,289,467	4.8%
Public Storage, Inc.	1,519,334	135,980,393	4.5%
# Realty Income Corp.	897,700	24,614,934	0.8%
# Regency Centers Corp.	613,700	48,218,409	1.6%
Senior Housing Properties Trust	743,800	17,479,300	0.6%
# Simon Property Group, Inc.	1,979,497	213,746,086	7.0%
# SL Green Realty Corp.	526,587	73,764,307	2.4%
# Strategic Hotel Capital, Inc.	671,400	15,657,048	0.5%
Taubman Centers, Inc.	473,100	26,029,962	0.9%
The Macerich Co.	638,500	56,954,200	1.9%
# UDR, Inc.	1,206,400	36,626,304	1.2%
# Vornado Realty Trust	1,344,293	162,672,896	5.4%
# Weingarten Realty Investors	766,900	35,783,554	1.2%
Other Securities		386,110,078	12.7%
TOTAL COMMON STOCKS		3,038,184,281	99.9%

19

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (13.6%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $645,717,977 FNMA, rates ranging from 4.500% to 6.500%, maturities ranging from 06/01/22 to 09/01/36, valued at $458,031,403) to be repurchased at $444,756,274	$444,691	$444,690,682	14.6%
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $36,955,000 FHLB 4.125%, 10/19/07 & 4.750%, 06/11/08 & Tennessee Valley Authority 5.328%(y), 01/15/38 & 6.790%, 05/23/12, valued at $36,830,710) to be repurchased at $35,401,091	35,396	35,395,870	1.2%
TOTAL SECURITIES LENDING COLLATERAL		480,086,552	15.8%
TOTAL INVESTMENTS — (100.0%) (Cost $2,464,085,960)		$3,518,270,833	115.7%

See accompanying Notes to Financial Statements.
20

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.2%)
COMMON STOCKS — (4.2%)
BHP Billiton, Ltd.	360,962	$9,498,785	0.5%
Other Securities		94,041,060	4.6%
TOTAL — AUSTRALIA		103,539,845	5.1%
AUSTRIA — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		8,338,138	0.4%
BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		18,857,674	0.9%
CANADA — (6.1%)
COMMON STOCKS — (6.1%)
# Manulife Financial Corp.	196,798	7,341,287	0.4%
# Royal Bank of Canada	221,353	12,071,354	0.6%
Other Securities		130,158,473	6.4%
TOTAL — CANADA		149,571,114	7.4%
DENMARK — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		17,414,925	0.9%
FINLAND — (1.2%)
COMMON STOCKS — (1.2%)
Nokia Oyj	422,721	11,571,807	0.6%
Other Securities		17,797,531	0.9%
TOTAL — FINLAND		29,369,338	1.5%
FRANCE — (7.3%)
COMMON STOCKS — (7.3%)
# AXA SA	169,056	7,386,152	0.4%
# BNP Paribas SA	100,729	12,213,148	0.6%
# L'Oreal SA	64,016	7,601,002	0.4%
# Sanofi - Aventis	111,839	10,773,482	0.5%
# Societe Generale Paris	44,297	8,628,216	0.4%
# Total SA	235,328	17,737,143	0.9%
Other Securities		115,923,269	5.7%
TOTAL — FRANCE		180,262,412	8.9%
GERMANY — (5.9%)
COMMON STOCKS — (5.9%)
Allianz SE	40,153	8,892,108	0.4%
DaimlerChrysler AG	90,972	8,314,093	0.4%
# Deutsche Bank AG	50,797	7,725,868	0.4%
E.ON AG	65,458	10,772,627	0.5%
Siemens AG	83,409	10,983,715	0.6%
Other Securities		99,921,832	5.0%
TOTAL — GERMANY		146,610,243	7.3%

21

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GREECE — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		$10,619,828	0.5%
HONG KONG — (1.4%)
COMMON STOCKS — (1.4%)
Other Securities		35,663,722	1.8%
IRELAND — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		15,091,115	0.7%
ITALY — (2.8%)
COMMON STOCKS — (2.8%)
# Eni SpA	285,395	10,088,734	0.5%
# UniCredito Italiano SpA	1,207,251	11,339,272	0.6%
Other Securities		47,266,433	2.3%
TOTAL COMMON STOCKS		68,694,439	3.4%
PREFERRED STOCKS — (0.0%)
Other Securities		76,051	0.0%
TOTAL — ITALY		68,770,490	3.4%
JAPAN — (17.1%)
COMMON STOCKS — (17.1%)
Canon, Inc.	127,500	7,500,347	0.4%
Mitsubishi UFJ Financial Group, Inc.	923	10,632,201	0.5%
Mizuho Financial Group, Inc.	1,273	9,017,782	0.5%
Nippon Telegraph & Telephone Corp.	2,177	10,225,959	0.5%
NTT DoCoMo, Inc.	6,017	10,249,655	0.5%
Sumitomo Mitsui Financial Group, Inc.	970	9,425,189	0.5%
Toyota Motor Credit Corp.	323,900	19,507,806	1.0%
Other Securities		345,328,980	17.0%
TOTAL — JAPAN		421,887,919	20.9%
NETHERLANDS — (3.3%)
COMMON STOCKS — (3.3%)
ABN AMRO Holding NV	189,858	9,100,566	0.5%
# ING Groep NV	219,463	9,754,605	0.5%
Royal Dutch Shell P.L.C. Series A	422,155	15,700,831	0.8%
Other Securities		46,846,426	2.2%
TOTAL — NETHERLANDS		81,402,428	4.0%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		2,573,356	0.1%
NORWAY — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		14,056,750	0.7%
PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		5,704,114	0.3%

22

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SINGAPORE — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		$17,686,015	0.9%
SPAIN — (3.2%)
COMMON STOCKS — (3.2%)
# Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	399,400	10,080,856	0.5%
Banco Santander Central Hispano SA	566,687	10,874,434	0.5%
# Telefonica SA	405,073	9,216,617	0.5%
Other Securities		49,202,650	2.4%
TOTAL — SPAIN		79,374,557	3.9%
SWEDEN — (1.9%)
COMMON STOCKS — (1.9%)
Other Securities		46,267,850	2.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4	0.0%
TOTAL — SWEDEN		46,267,854	2.3%
SWITZERLAND — (5.2%)
COMMON STOCKS — (5.2%)
# Credit Suisse Group	134,647	10,235,074	0.5%
Nestle SA	50,328	19,603,808	1.0%
Novartis AG	239,486	13,469,840	0.7%
Roche Holding AG Genusschein	81,241	14,906,394	0.7%
UBS AG	219,630	14,333,147	0.7%
Other Securities		55,407,470	2.7%
TOTAL — SWITZERLAND		127,955,733	6.3%
UNITED KINGDOM — (17.3%)
COMMON STOCKS — (17.3%)
Anglo American P.L.C.	183,426	11,083,029	0.6%
AstraZeneca P.L.C.	170,638	9,072,924	0.5%
Barclays P.L.C	720,934	10,307,582	0.5%
BP P.L.C.	2,255,040	25,187,330	1.3%
British American Tobacco P.L.C.	273,139	9,257,663	0.5%
GlaxoSmithKline P.L.C.	629,019	16,385,344	0.8%
HBOS P.L.C.	494,812	10,646,239	0.5%
HSBC Holdings P.L.C.	1,242,796	22,991,241	1.1%
Man Group P.L.C.	737,610	8,597,810	0.4%
Rio Tinto P.L.C.	114,511	8,359,484	0.4%
Royal Bank of Scotland Group P.L.C.	1,242,951	15,440,833	0.8%
Royal Dutch Shell P.L.C. Series B	303,924	11,471,807	0.6%
Tesco P.L.C.	1,021,818	9,283,585	0.5%
Vodafone Group P.L.C.	6,093,647	19,068,058	1.0%
Xstrata P.L.C.	127,850	7,356,499	0.4%
Other Securities		233,118,119	11.3%
TOTAL — UNITED KINGDOM		427,627,547	21.2%

23

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $2,620,000 FHLMC 6.275%(r), 09/01/36, valued at $2,456,556) to be repurchased at $2,417,348	$2,417	$2,417,000	0.1%
SECURITIES LENDING COLLATERAL — (18.6%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $224,808,087 FHLMC, rates ranging from 6.000% to 6.500%, maturities ranging from 07/01/21 to 05/01/37; FNMA, rates ranging from 5.260%(r) to 5.988%(r), maturities ranging from 01/01/17 to 03/01/37; & GNMA 5.500%, 11/20/36, valued at $213,316,090) to be repurchased at $209,164,268	209,133	209,133,421	10.4%
@ Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $493,262,234 FHLMC, rates ranging from 4.500% to 6.500%, maturities ranging from 08/01/20 to 08/01/34 & FNMA, rates ranging from 5.000% to 7.500%, maturities ranging from 07/01/18 to 04/01/37, valued at $256,021,125) to be repurchased at $251,036,883	251,000	251,000,000	12.4%
TOTAL SECURITIES LENDING COLLATERAL		460,133,421	22.8%
TOTAL INVESTMENTS — (100.0%) (Cost $1,762,311,979)		$2,471,195,538	122.3%

See accompanying Notes to Financial Statements.
24

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.2%)
COMMON STOCKS — (4.2%)
Commonwealth Bank of Australia	108,575	$4,980,267	0.3%
Other Securities		75,346,992	4.8%
TOTAL COMMON STOCKS		80,327,259	5.1%
PREFERRED STOCKS — (0.0%)
Other Securities		56,876	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4,457	0.0%
TOTAL — AUSTRALIA		80,388,592	5.1%
AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		12,102,031	0.8%
BELGIUM — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		17,287,574	1.1%
CANADA — (5.9%)
COMMON STOCKS — (5.9%)
EnCana Corp.	62,100	3,814,482	0.3%
# Manulife Financial Corp.	125,143	4,668,293	0.3%
Other Securities		104,885,748	6.6%
TOTAL — CANADA		113,368,523	7.2%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		16,388,178	1.0%
FINLAND — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		25,153,693	1.6%
FRANCE — (6.5%)
COMMON STOCKS — (6.5%)
AXA SA Sponsored ADR	163,300	7,134,577	0.5%
# BNP Paribas SA	80,387	9,746,730	0.6%
Sanofi - Aventis ADR	154,095	7,411,969	0.5%
# Societe Generale Paris	26,691	5,198,901	0.3%
Total SA Sponsored ADR	50,600	3,817,770	0.3%
Vivendi SA	110,962	4,832,979	0.3%
Other Securities		86,076,288	5.4%
TOTAL COMMON STOCKS		124,219,214	7.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		712	0.0%
TOTAL — FRANCE		124,219,926	7.9%

25

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (5.8%)
COMMON STOCKS — (5.8%)
Allianz SE	28,250	$6,256,122	0.4%
Commerzbank AG	101,550	4,982,059	0.3%
DaimlerChrysler AG	65,706	6,004,988	0.4%
Deutsche Bank AG	30,048	4,570,091	0.3%
Deutsche Bank AG ADR	35,300	5,369,130	0.4%
# Deutsche Telekom AG	240,114	4,459,189	0.3%
# E.ON AG Sponsored ADR	169,500	9,295,380	0.6%
Siemens AG Sponsored ADR	43,000	5,676,000	0.4%
Other Securities		64,871,670	4.0%
TOTAL — GERMANY		111,484,629	7.1%
GREECE — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		15,406,018	1.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		9,356	0.0%
TOTAL — GREECE		15,415,374	1.0%
HONG KONG — (2.3%)
COMMON STOCKS — (2.3%)
Other Securities		43,417,238	2.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,011	0.0%
TOTAL — HONG KONG		43,423,249	2.8%
IRELAND — (1.0%)
COMMON STOCKS — (1.0%)
Allied Irish Banks P.L.C. Sponsored ADR	71,400	4,315,416	0.3%
Other Securities		15,259,628	0.9%
TOTAL — IRELAND		19,575,044	1.2%
ITALY — (2.7%)
COMMON STOCKS — (2.7%)
# Intesa Sanpaolo SpA	522,659	3,992,040	0.3%
UniCredito Italiano SpA	578,753	5,436,018	0.4%
Other Securities		41,201,894	2.5%
TOTAL COMMON STOCKS		50,629,952	3.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		36,020	0.0%
TOTAL — ITALY		50,665,972	3.2%
JAPAN — (17.1%)
COMMON STOCKS — (17.1%)
Mitsubishi UFJ Financial Group, Inc.	606	6,977,295	0.5%
Mizuho Financial Group, Inc.	679	4,809,956	0.3%
Sony Corp. Sponsored ADR	72,000	4,154,400	0.3%
Toyota Motor Corp. Sponsored ADR	41,400	4,999,464	0.3%
Other Securities		304,499,202	19.3%
TOTAL — JAPAN		325,440,317	20.7%

26

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NETHERLANDS — (3.1%)
COMMON STOCKS — (3.1%)
ABN AMRO Holding NV Sponsored ADR	143,146	$6,866,714	0.5%
Aegon NV	205,374	4,205,146	0.3%
# Arcelor Mittal NV	103,583	6,217,540	0.4%
ING Groep NV Sponsored ADR	135,000	5,999,400	0.4%
# Koninklijke Philips Electronics NV	89,615	3,801,890	0.3%
Other Securities		32,703,660	1.9%
TOTAL — NETHERLANDS		59,794,350	3.8%
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		3,364,937	0.2%
NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		12,932,839	0.8%
PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		7,109,390	0.5%
SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		17,608,212	1.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		21,054	0.0%
TOTAL — SINGAPORE		17,629,266	1.1%
SPAIN — (2.7%)
COMMON STOCKS — (2.7%)
# Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	219,900	5,550,276	0.4%
Banco Santander Central Hispano SA Sponsored ADR	278,700	5,351,040	0.4%
Other Securities		40,693,351	2.5%
TOTAL COMMON STOCKS		51,594,667	3.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		17,553	0.0%
TOTAL — SPAIN		51,612,220	3.3%
SWEDEN — (2.3%)
COMMON STOCKS — (2.3%)
Other Securities		43,337,989	2.8%
SWITZERLAND — (5.3%)
COMMON STOCKS — (5.3%)
Compagnie Financiere Richemont AG Series A	67,341	4,145,955	0.3%
Credit Suisse Group Sponsored ADR	134,700	10,227,771	0.7%
Nestle SA	29,099	11,334,669	0.7%
Novartis AG ADR	82,902	4,657,434	0.3%
# Swiss Re	55,395	5,274,185	0.4%
UBS AG	117,342	7,657,789	0.5%
Zurich Financial SVCS AG	23,794	7,282,213	0.5%
Other Securities		49,692,117	3.0%
TOTAL COMMON STOCKS		100,272,133	6.4%

27

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
Other Securities		$652	0.0%
TOTAL — SWITZERLAND		100,272,785	6.4%
UNITED KINGDOM — (16.1%)
COMMON STOCKS — (16.1%)
Anglo American P.L.C.	97,054	5,864,230	0.4%
Aviva P.L.C.	260,311	4,112,427	0.3%
Barclays P.L.C. Sponsored ADR	167,000	9,557,410	0.6%
BHP Billiton P.L.C. ADR	78,500	3,848,855	0.3%
BP P.L.C. Sponsored ADR	141,000	9,448,410	0.6%
HBOS P.L.C.	379,803	8,171,737	0.5%
HSBC Holdings P.L.C. Sponsored ADR	150,900	14,039,736	0.9%
Lloyds TSB Group P.L.C. Sponsored ADR	92,600	4,250,340	0.3%
Royal Bank of Scotland Group P.L.C.	977,792	12,146,837	0.8%
Royal Dutch Shell P.L.C. Series B	111,150	4,195,428	0.3%
SABmiller P.L.C.	172,221	4,098,693	0.3%
Vodafone Group P.L.C. Sponsored ADR	452,462	14,220,881	0.9%
Other Securities		213,493,397	13.3%
TOTAL — UNITED KINGDOM		307,448,381	19.5%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $13,740,000 FNMA 6.50%, 11/01/36, valued at $12,043,034) to be repurchased at $11,862,710	$11,861	11,861,000	0.8%
SECURITIES LENDING COLLATERAL — (17.7%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $383,282,717 FHLMC, rates ranging from 4.500% to 8.000%, maturities ranging from 07/01/20 to 04/01/37 & FNMA, rates ranging from 4.354%(r) to 7.000%, maturities ranging from 05/01/22 to 06/01/37, valued at $288,911,969) to be repurchased at $283,288,629	283,247	283,246,850	18.0%
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $60,746,920 FHLMC 5.626%(r), 04/01/37 & FNMA 5.627%(r), 03/01/36 & 5.688%(r), 04/01/36, valued at $55,109,265) to be repurchased at $54,036,660	54,029	54,028,691	3.4%
TOTAL SECURITIES LENDING COLLATERAL		337,275,541	21.4%
TOTAL INVESTMENTS — (100.0%) (Cost $1,655,931,280)		$1,907,551,800	121.3%

See accompanying Notes to Financial Statements.
28

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
May 31, 2007
(Unaudited)

INTERNATIONAL SMALL COMPANY PORTFOLIO

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$2,112,024,999
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		1,265,044,581
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,204,130,490
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		927,878,501
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		58,299,559
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $3,672,698,276)		5,567,378,130
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $7,185,000 FHLMC 6.275%(r), 09/01/36 valued at $6,736,777) to be repurchased at $6,637,957 (Cost $6,637,000)	$6,637	6,637,000
TOTAL INVESTMENTS — (100.0%) (Cost $3,679,335,276)		$5,574,015,130

JAPANESE SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$219,666,641
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $305,849,227)	$219,666,641

ASIA PACIFIC SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$120,770,157
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $102,256,255)	$120,770,157

See accompanying Notes to Financial Statements.

29

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
May 31, 2007
(Unaudited)

UNITED KINGDOM SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$42,817,695
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $24,197,521)	$42,817,695

CONTINENTAL SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$166,781,948
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $110,702,364)	$166,781,948

See accompanying Notes to Financial Statements.

30

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (28.3%)
COMMON STOCKS — (28.3%)
* Centro Properties Group	409,000	$3,220,348	2.6%
* Centro Retail Group	433,900	680,451	0.6%
* CFS Retail Property Trust	666,899	1,331,582	1.1%
* Commonwealth Property Office Fund	689,642	954,115	0.8%
DB RREEF Trust	1,393,700	2,275,050	1.9%
GPT Group	963,373	4,107,884	3.3%
ING Industrial Fund	460,467	926,779	0.8%
ING Office Fund	519,600	775,550	0.6%
* Investa Property Group	739,800	1,898,189	1.5%
* Macquarie Country Wide Trust	545,903	1,021,384	0.8%
Macquarie Goodman Group	658,132	3,931,442	3.2%
Macquarie Office Trust	961,747	1,346,490	1.1%
# Stockland Trust Group	687,713	5,030,132	4.1%
* Valad Property Group	378,500	705,835	0.6%
Westfield Group Stapled	281,758	5,000,814	4.1%
Other Securities		3,412,829	2.7%
TOTAL — AUSTRALIA		36,618,874	29.8%
BELGIUM — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		1,657,800	1.4%
CANADA — (6.0%)
COMMON STOCKS — (6.0%)
Boardwalk Real Estate Investment Trust	21,916	919,587	0.7%
Calloway Real Estate Investment Trust	26,964	682,419	0.6%
Canadian Real Estate Investment Trust	23,300	660,050	0.5%
Dundee Real Estate Investment Trust	17,000	630,825	0.5%
# H&R Real Estate Investment Trust	42,300	955,863	0.8%
Other Securities		3,963,367	3.3%
TOTAL — CANADA		7,812,111	6.4%
FRANCE — (10.9%)
COMMON STOCKS — (10.9%)
# Fonciere des Regions	13,700	2,324,240	1.9%
Klepierre SA	15,571	3,012,734	2.5%
Societe Immobiliere de Location pour l'Industrie et le Commerce	11,903	2,165,627	1.8%
Unibail SA	19,244	5,516,508	4.5%
Other Securities		1,046,692	0.8%
TOTAL — FRANCE		14,065,801	11.5%
HONG KONG — (2.1%)
COMMON STOCKS — (2.1%)
* The Link REIT	1,149,000	2,665,920	2.2%
JAPAN — (13.6%)
COMMON STOCKS — (13.6%)
* Japan Prime Realty Investment Corp.	251	1,118,657	0.9%
Japan Real Estate Investment Corp.	186	2,565,665	2.1%
* Japan Retail Fund Investment	180	1,848,119	1.5%
* MORI TRUST Sogo Reit, Inc.	63	827,142	0.7%

31

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
* Nippon Building Fund, Inc.	220	$3,556,675	2.9%
Nomura Real Estate Office Fund, Inc.	121	1,511,283	1.2%
* ORIX JREIT, Inc.	79	759,156	0.6%
* TOKYU REIT, Inc.	66	796,411	0.6%
Other Securities		4,638,123	3.8%
TOTAL — JAPAN		17,621,231	14.3%
NETHERLANDS — (5.0%)
COMMON STOCKS — (5.0%)
Corio NV	20,920	1,821,795	1.5%
* Eurocommercia Properties NV	15,759	924,479	0.7%
Rodamco Europe NV	9,658	1,437,435	1.2%
* Wereldhave NV	10,147	1,493,060	1.2%
Other Securities		756,320	0.6%
TOTAL — NETHERLANDS		6,433,089	5.2%
NEW ZEALAND — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		1,123,042	0.9%
SINGAPORE — (2.9%)
COMMON STOCKS — (2.9%)
Ascendas Real Estate Investment Trust	488,000	907,829	0.7%
Capitacommercial Trust	476,000	927,133	0.8%
CapitaMall Trust	462,000	1,242,784	1.0%
Suntec Real Estate Investment Trust	491,000	648,286	0.5%
TOTAL — SINGAPORE		3,726,032	3.0%
SOUTH AFRICA — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		994,318	0.8%
UNITED KINGDOM — (22.0%)
COMMON STOCKS — (22.0%)
British Land Co. P.L.C.	190,110	5,446,960	4.4%
Brixton P.L.C.	106,243	1,005,226	0.8%
Great Portland Estates P.L.C.	102,817	1,457,845	1.2%
Hammerson P.L.C.	170,191	5,366,079	4.4%
Land Securities Group P.L.C.	133,006	5,123,800	4.2%
Liberty International P.L.C.	124,119	2,980,807	2.4%
Segro P.L.C.	283,431	4,020,805	3.3%
Shaftesbury P.L.C.	78,245	1,069,327	0.9%
Workspace Group P.L.C.	102,947	927,112	0.7%
Other Securities		998,143	0.8%
TOTAL — UNITED KINGDOM		28,396,104	23.1%

32

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (1.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $2,240,000 FNMA 6.50%, 11/01/36, valued at $1,963,348) to be repurchased at $1,932,279	$1,932	$1,932,000	1.6%
SECURITIES LENDING COLLATERAL — (4.7%)
@ Repurchase Agreement, Bear Stearns & Co. 5.09%, 06/01/07 (Collateralized by $6,151,084 U.S.Treasury Note/Bond 5.000%, 08/15/11, valued at $6,184,559) to be repurchased at $6,063,293	6,062	6,062,436	4.9%
TOTAL INVESTMENTS — (100.0%) (Cost $126,826,147)		$129,108,758	105.1%

See accompanying Notes to Financial Statements.
33

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (7.3%)
COMMON STOCKS — (7.2%)
Adelaide Brighton, Ltd.	12,540,693	$38,045,101	0.5%
# Crane Group, Ltd.	1,880,126	26,565,168	0.3%
# Futuris Corp., Ltd.	18,428,795	38,717,565	0.5%
# Gunns, Ltd.	10,518,616	30,452,749	0.4%
Incitec Pivot, Ltd.	673,393	36,983,589	0.4%
# Minara Resources, Ltd.	5,156,355	35,220,690	0.4%
Pacific Brands, Ltd.	12,645,451	36,276,987	0.4%
# Paperlinx, Ltd.	7,885,974	26,950,623	0.3%
Other Securities		485,452,385	5.7%
TOTAL COMMON STOCKS		754,664,857	8.9%
PREFERRED STOCKS — (0.1%)
Other Securities		3,207,816	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		438,788	0.0%
TOTAL — AUSTRALIA		758,311,461	8.9%
AUSTRIA — (0.8%)
COMMON STOCKS — (0.8%)
# Boehler-Uddeholm AG	332,896	32,329,636	0.4%
Other Securities		55,279,337	0.6%
TOTAL — AUSTRIA		87,608,973	1.0%
BELGIUM — (1.4%)
COMMON STOCKS — (1.4%)
# Tessenderlo Chemie NV	454,888	27,937,382	0.3%
Other Securities		116,436,084	1.4%
TOTAL COMMON STOCKS		144,373,466	1.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		126	0.0%
TOTAL — BELGIUM		144,373,592	1.7%
CANADA — (5.2%)
COMMON STOCKS — (5.2%)
* Algoma Steel, Inc.	1,072,620	56,168,143	0.7%
* Sino-Forest Corp.	3,962,700	48,348,200	0.6%
Other Securities		444,312,474	5.2%
TOTAL CANADA		548,828,817	6.5%
DENMARK — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		103,671,242	1.2%
FINLAND — (2.6%)
COMMON STOCKS — (2.6%)
# Huhtamaki Oyj	1,446,922	25,895,141	0.3%
Kemira Oyj	1,189,595	26,786,558	0.3%

34

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
# Rautaruukki Oyj Series K	1,108,900	$68,763,580	0.8%
Other Securities		148,936,231	1.8%
TOTAL — FINLAND		270,381,510	3.2%
FRANCE — (4.5%)
COMMON STOCKS — (4.5%)
# Havas SA	6,556,080	39,411,193	0.5%
# Nexans SA	578,122	93,116,345	1.1%
Other Securities		334,746,571	3.9%
TOTAL COMMON STOCKS		467,274,109	5.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		84,641	0.0%
TOTAL — FRANCE		467,358,750	5.5%
GERMANY — (4.6%)
COMMON STOCKS — (4.6%)
# Aareal Bank AG	530,177	27,717,330	0.3%
# Bilfinger Berger AG	765,357	75,036,042	0.9%
Epcos AG	1,220,065	26,443,336	0.3%
# Norddeutsche Affinerie AG	815,952	29,932,019	0.4%
# Salzgitter AG	262,419	50,041,697	0.6%
Other Securities		270,107,046	3.1%
TOTAL GERMANY		479,277,470	5.6%
GREECE — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		86,539,380	1.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		222,564	0.0%
TOTAL — GREECE		86,761,944	1.0%
HONG KONG — (3.2%)
COMMON STOCKS — (3.2%)
Other Securities		339,050,758	4.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		552,404	0.0%
TOTAL — HONG KONG		339,603,162	4.0%
IRELAND — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		60,269,638	0.7%
ITALY — (1.9%)
COMMON STOCKS — (1.9%)
Other Securities		202,822,261	2.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		620,707	0.0%
TOTAL — ITALY		203,442,968	2.4%

35

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
JAPAN — (18.3%)
COMMON STOCKS — (18.3%)
Other Securities		$1,912,998,514	22.5%
MALAYSIA — (0.0%)
PREFERRED STOCKS — (0.0%)
Other Securities		6,005	0.0%
NETHERLANDS — (3.2%)
COMMON STOCKS — (3.2%)
# Corporate Express NV	2,022,989	26,386,303	0.3%
#* Getronics NV	4,367,945	32,693,007	0.4%
# Hagemeyer NV	6,709,012	32,385,730	0.4%
# Nutreco Holding NV	922,637	69,013,259	0.8%
# Oce NV	2,116,119	41,785,871	0.5%
# Univar NV	566,104	29,439,871	0.3%
Other Securities		99,714,860	1.2%
TOTAL — NETHERLANDS		331,418,901	3.9%
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		21,668,148	0.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		8,961	0.0%
TOTAL — NEW ZEALAND		21,677,109	0.3%
NORWAY — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		123,625,631	1.4%
PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		17,601,194	0.2%
SINGAPORE — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		120,456,574	1.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		21,543	0.0%
TOTAL — SINGAPORE		120,478,117	1.4%
SPAIN — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		118,317,569	1.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		170,995	0.0%
TOTAL — SPAIN		118,488,564	1.4%
SWEDEN — (2.1%)
COMMON STOCKS — (2.1%)
# Kungsleden AB	1,827,593	29,127,575	0.4%
# Trelleborg AB Series B	964,000	30,660,974	0.4%
Other Securities		158,365,597	1.8%
TOTAL COMMON STOCKS		218,154,146	2.6%

36

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
Other Securities		$2	0.0%
TOTAL — SWEDEN		218,154,148	2.6%
SWITZERLAND — (4.4%)
COMMON STOCKS — (4.4%)
Baloise-Holding AG	316,202	33,026,735	0.4%
Converium Holding AG	3,184,445	58,243,664	0.7%
PSP Swiss Property AG	588,827	35,000,317	0.4%
Other Securities		339,130,860	4.0%
TOTAL — SWITZERLAND		465,401,576	5.5%
UNITED KINGDOM — (14.9%)
COMMON STOCKS — (14.9%)
Bellway P.L.C.	1,861,474	52,910,976	0.6%
Bodycote International P.L.C.	7,035,870	40,832,686	0.5%
Bovis Homes Group P.L.C.	2,085,724	43,759,862	0.5%
Brit Insurance Holdings P.L.C.	5,833,578	40,080,071	0.5%
Brixton P.L.C.	2,961,173	28,017,350	0.3%
Capital & Regional P.L.C.	1,412,913	38,730,957	0.5%
Derwent London P.L.C.	1,977,408	81,196,993	1.0%
DS Smith P.L.C.	10,466,365	51,835,424	0.6%
Great Portland Estates P.L.C.	3,415,721	48,431,588	0.6%
Greene King P.L.C.	2,436,932	53,776,069	0.6%
Henderson Group P.L.C.	15,944,321	51,377,676	0.6%
Hiscox, Ltd.	7,802,632	44,431,413	0.5%
Luminar P.L.C.	1,747,784	27,355,608	0.3%
Marston's P.L.C.	5,283,435	48,949,338	0.6%
* Minerva P.L.C.	3,822,347	30,414,173	0.4%
Shaftesbury P.L.C.	2,836,990	38,771,410	0.5%
Workspace Group P.L.C.	4,292,012	38,652,659	0.5%
Other Securities		803,000,443	9.3%
TOTAL — UNITED KINGDOM		1,562,524,696	18.4%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $24,155,000 FNMA 5.058%(r), 01/01/36, valued at $21,940,409) to be repurchased at $21,616,116	$21,613	21,613,000	0.2%
SECURITIES LENDING COLLATERAL — (19.1%)
@Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $975,223,509 FHLMC, rates ranging from 4.602%(r) to 7.500%, maturities ranging from 05/01/22 to 06/01/37 & FNMA, rates ranging from 4.231%(r) to 7.000%, maturities ranging from 06/01/20 to 04/01/47, valued at $776,855,579) to be repurchased at $761,735,065	761,623	761,622,726	9.0%
@Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $461,556,286 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 08/01/36 to 12/01/36, valued at $402,949,194) to be repurchased at $395,106,499	395,048	395,048,229	4.6%

37

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
@Repurchase Agreement, Merrill Lynch Government 5.31%, 06/01/07 (Collateralized by $440,954,965 FHLMC, rates ranging from 4.000% to 5.500%, maturities ranging from 02/01/10 to 05/01/26 & FNMA, rates ranging from 4.500% to 7.142%(r), maturities ranging from 11/01/09 to 05/01/37, valued at $331,502,395) to be repurchased at $325,047,938	$325,000	$325,000,000	3.8%
@Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $664,904,442 FHLMC, rates ranging from 4.500% to 9.000%, maturities ranging from 09/01/14 to 05/01/37 & FNMA, rates ranging from 5.000% to 8.000%, maturities ranging from 08/01/25 to 05/01/37, valued at $525,300,620) to be repurchased at $515,075,676	515,000	515,000,000	6.1%
TOTAL SECURITIES LENDING COLLATERAL		1,996,670,955	23.5%
TOTAL INVESTMENTS — (100.0%) (Cost $7,687,117,454)		$10,460,547,937	123.0%

See accompanying Notes to Financial Statements.
38

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
May 31, 2007
(Unaudited)

EMERGING MARKETS PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$2,961,047,089
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,345,442,891)	$2,961,047,089

EMERGING MARKETS SMALL CAP PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$1,185,057,136
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $715,874,705)	$1,185,057,136

See accompanying Notes to Financial Statements.

39

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
BRAZIL — (12.6%)
COMMON STOCKS — (2.3%)
Companhia Siderurgica Nacional SA Sponsored ADR	149,228	$7,946,391	0.6%
Companhia Vale do Rio Doce ADR	164,600	7,481,070	0.6%
Empresa Brasileira de Aeronautica SA ADR	91,925	4,456,524	0.3%
Other Securities		12,594,007	0.9%
TOTAL COMMON STOCKS		32,477,992	2.4%
PREFERRED STOCKS — (10.3%)
Banco Bradesco SA Sponsored ADR	542,500	13,774,075	1.1%
Banco Itau Holding Financeira SA ADR	220,900	9,739,481	0.7%
Companhia Vale do Rio Doce Series A	118,764	4,539,740	0.4%
Companhia Vale do Rio Doce Sponsored ADR	244,400	9,380,072	0.7%
Gerdau SA Sponsored ADR	324,450	7,377,993	0.6%
Investimentos Itau SA	1,665,950	10,432,784	0.8%
Metalurgica Gerdau SA	197,450	5,848,467	0.5%
Unibanco-Uniao de Bancos Brasileiros SA GDR	91,947	10,326,568	0.8%
Unibanco-Uniao de Bancos Brasileiros Units SA	419,000	4,691,666	0.4%
Usinas Siderurgicas de Minas Gerais SA Series A	146,800	8,176,783	0.6%
Other Securities		60,303,621	4.4%
TOTAL PREFERRED STOCKS		144,591,250	11.0%
TOTAL — BRAZIL		177,069,242	13.4%
CHILE — (2.8%)
COMMON STOCKS — (2.8%)
Empresas Copec SA	315,666	4,606,465	0.4%
Other Securities		34,140,796	2.5%
TOTAL COMMON STOCKS		38,747,261	2.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		3,112	0.0%
TOTAL — CHILE		38,750,373	2.9%
CZECH REPUBLIC — (1.2%)
COMMON STOCKS — (1.2%)
CEZ A.S.	119,417	6,100,959	0.5%
Other Securities		10,558,521	0.8%
TOTAL — CZECH REPUBLIC		16,659,480	1.3%
HUNGARY — (1.7%)
COMMON STOCKS — (1.7%)
MOL Hungarian Oil & Gas NYRT	65,139	8,382,272	0.7%
OTP Bank NYRT	146,332	7,745,800	0.6%
Other Securities		8,350,692	0.6%
TOTAL — HUNGARY		24,478,764	1.9%

40

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
INDIA — (10.9%)
COMMON STOCKS — (10.9%)
ICICI Bank Sponsored ADR	221,453	$10,530,090	0.8%
Infosys Technologies, Ltd.	145,919	6,926,083	0.5%
* Reliance Communications, Ltd.	858,243	10,682,772	0.8%
Reliance Industries, Ltd.	430,265	18,713,988	1.4%
Other Securities		106,014,260	8.1%
TOTAL COMMON STOCKS		152,867,193	11.6%
PREFERRED STOCKS — (0.0%)
Other Securities		4,425	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		5,575	0.0%
TOTAL — INDIA		152,877,193	11.6%
INDONESIA — (2.8%)
COMMON STOCKS — (2.8%)
PT Telekomunikasi Indonesia Tbk Sponsored ADR	98,712	4,338,392	0.3%
Other Securities		34,529,763	2.7%
TOTAL COMMON STOCKS		38,868,155	3.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		29,628	0.0%
TOTAL — INDONESIA		38,897,783	3.0%
ISRAEL — (3.6%)
COMMON STOCKS — (3.6%)
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	329,292	12,908,246	1.0%
Other Securities		38,067,373	2.9%
TOTAL — ISRAEL		50,975,619	3.9%
MALAYSIA — (5.5%)
COMMON STOCKS — (5.5%)
Other Securities		77,901,780	5.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		5,031	0.0%
TOTAL — MALAYSIA		77,906,811	5.9%
MEXICO — (9.0%)
COMMON STOCKS — (9.0%)
# Alfa S.A.B. de C.V. Series A	514,000	4,044,229	0.3%
America Movil S.A.B. de C.V. Series L ADR	278,275	16,849,551	1.3%
*# Carso Global Telecom S.A. de C.V. Telecom Series A1	973,300	5,745,819	0.4%
Cemex S.A.B. de C.V. Sponsored ADR	445,926	17,337,603	1.3%
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	225,240	8,973,562	0.7%
# Grupo Financiero Banorte S.A.B. de C.V.	1,194,380	5,582,930	0.4%
Grupo Mexico S.A.B. de C.V. Series B	994,848	5,898,964	0.5%
Grupo Televisa S.A. de C.V. Sponsored ADR	198,320	5,707,650	0.4%
Telefonos de Mexico S.A. de C.V. Sponsored ADR	225,025	9,100,011	0.7%
# Wal-Mart de Mexico SAB de C.V. Series V	1,478,460	5,594,731	0.4%
Other Securities		42,118,830	3.2%
TOTAL — MEXICO		126,953,880	9.6%

41

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PHILIPPINES — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		$18,961,943	1.4%
POLAND — (3.3%)
COMMON STOCKS — (3.3%)
* Polski Koncern Naftowy Orlen SA	326,842	5,665,615	0.4%
Other Securities		39,980,117	3.1%
TOTAL COMMON STOCKS		45,645,732	3.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		134,539	0.0%
TOTAL — POLAND		45,780,271	3.5%
SOUTH AFRICA — (10.8%)
COMMON STOCKS — (10.8%)
Barloworld, Ltd.	204,546	5,667,967	0.4%
FirstRand, Ltd.	1,668,730	5,354,242	0.4%
Impala Platinum Holdings, Ltd.	168,111	5,137,704	0.4%
MTN Group, Ltd.	475,985	6,530,613	0.5%
Sanlam, Ltd.	1,747,032	5,638,564	0.4%
Sasol, Ltd. Sponsored ADR	221,100	8,041,407	0.6%
Standard Bank Group, Ltd.	594,153	8,777,613	0.7%
Other Securities		106,273,326	8.1%
TOTAL — SOUTH AFRICA		151,421,436	11.5%
SOUTH KOREA — (12.3%)
COMMON STOCKS — (12.3%)
Kookmin Bank Sponsored ADR	50,940	4,604,467	0.4%
POSCO ADR	68,440	8,164,892	0.6%
Samsung Corp.	75,610	3,958,331	0.3%
Samsung Electronics Co., Ltd.	23,700	13,694,741	1.1%
SK Corp., Ltd.	49,992	5,654,694	0.4%
Other Securities		136,701,888	10.3%
TOTAL — SOUTH KOREA		172,779,013	13.1%
TAIWAN — (10.4%)
COMMON STOCKS — (10.4%)
Hon Hai Precision Industry Co., Ltd.	733,470	5,181,443	0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	3,906,878	8,128,006	0.6%
Other Securities		133,384,317	10.1%
TOTAL — TAIWAN		146,693,766	11.1%
THAILAND — (2.3%)
COMMON STOCKS — (2.3%)
Other Securities		32,503,291	2.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,584	0.0%
TOTAL — THAILAND		32,509,875	2.5%
TURKEY — (3.0%)
COMMON STOCKS — (3.0%)
Turkiye Garanti Bankasi A.S.	738,625	4,078,313	0.3%
Turkiye Is Bankasi A.S.	844,724	3,954,126	0.3%
Other Securities		34,582,835	2.6%
TOTAL — TURKEY		42,615,274	3.2%

42

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $11,275,000 FNMA 6.50%, 11/01/36, valued at $9,882,475) to be repurchased at $9,736,403	$9,735	$9,735,000	0.7%
SECURITIES LENDING COLLATERAL — (5.8%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $48,296,435 FHLMC, rates ranging from 4.203%(r) to 5.961%(r), maturities ranging from 04/01/35 to 05/01/37 & FNMA 4.731%(r), 01/01/35 & 5.522%(r), 03/01/34, valued at $24,076,531) to be repurchased at $23,607,903	23,604	23,604,421	1.8%
@ Repurchase Agreement, Merrill Lynch Government 5.31%, 06/01/07 (Collateralized by $61,988,421 FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 08/01/20 to 04/01/37, valued at $59,160,616) to be repurchased at $58,008,555	58,000	58,000,000	4.4%
TOTAL SECURITIES LENDING COLLATERAL		81,604,421	6.2%
TOTAL INVESTMENTS — (100.0%) (Cost $1,014,520,978)		$1,406,670,144	106.7%

See accompanying Notes to Financial Statements.
43

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
May 31, 2007
(Unaudited)

DFA ONE-YEAR FIXED INCOME PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA One-Year Fixed Income Series of The DFA Investment Trust Company	309,631,315	$3,102,505,776
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $3,080,771,784)		$3,102,505,776

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA Two-Year Global Fixed Income Series of The DFA Investment Trust Company	266,989,336	$2,774,019,201
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $2,672,935,182)		$2,774,019,201

See accompanying Notes to Financial Statements.

44

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2007
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (99.5%)
Federal Farm Credit Bank 7.250%, 06/12/07	$10,785	$10,791,234
3.250%, 06/15/07	7,835	7,828,897
Federal Farm Credit Bank Discount Notes 5.160%, 06/12/07	24,400	24,361,594
5.130%, 06/20/07	50,000	49,864,100
5.150%, 06/28/07	15,000	14,942,055
Federal Home Loan Bank Discount Notes 5.125%, 06/01/07	96,000	96,000,000
5.110%, 06/06/07	59,000	58,957,815
5.120%, 06/06/07	52,200	52,162,677
5.120%, 06/08/07	51,300	51,248,649
5.121%, 06/08/07	57,000	56,942,943
5.150%, 06/08/07	50,000	49,949,950
5.125%, 06/13/07	50,000	49,914,150
5.130%, 06/15/07	120,000	119,759,640
5.140%, 06/15/07	2,500	2,494,992
5.148%, 06/20/07	26,000	25,929,332
5.170%, 06/20/07	74,200	73,998,324
5.115%, 06/27/07	108,600	108,196,117
5.115%, 06/29/07	55,000	54,779,670
5.115%, 07/18/07	115,000	114,229,845
Tennessee Valley Authority Discount Notes 5.100%, 06/21/07	27,943	27,863,055
5.105%, 07/05/07	13,300	13,235,561
TOTAL AGENCY OBLIGATIONS		1,063,450,600
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $6,055,000 FHLMC 6.50%, 12/01/36, valued at $5,475,102) to be repurchased at $5,395,778	5,395	5,395,000
TOTAL INVESTMENTS — (100.0%) (Cost $1,068,859,384)		$1,068,845,600

See accompanying Notes to Financial Statements.
45

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2007
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRALIA — (0.1%)
BONDS — (0.1%)
Toyota Finance Australia 4.710%, 12/20/07	4,000	$3,282,467
AUSTRIA — (5.8%)
BONDS — (5.8%)
Austria, Republic of (f) 3.000%, 08/21/09	30,800	25,153,325
Oesterreichische Kontrollbank AG (j) 1.800%, 03/22/10	7,470,000	62,528,810
Pfandbriefstelle der Oesterreichischen Landes-Hypothekenbanken (j) 1.600%, 02/15/11	9,346,000	77,693,751
TOTAL — AUSTRIA		165,375,886
BELGIUM — (2.9%)
BONDS — (2.9%)
Belgium, Kingdom of 5.750%, 03/28/08	60,000	81,619,021
CANADA — (1.8%)
BONDS — (1.8%)
Canadian Government (j) 1.900%, 03/23/09	2,600,000	21,705,022
Ontario, Province of (j) 1.875%, 01/25/10	3,610,000	30,301,664
TOTAL — CANADA		52,006,686
DENMARK — (3.4%)
BONDS — (3.4%)
Denmark, Kingdom of 7.000%, 11/15/07	387,000	70,631,939
Kommunekredit (f) 3.000%, 11/19/08	33,000	26,965,645
TOTAL — DENMARK		97,597,584
FRANCE — (6.9%)
BONDS — (6.9%)
Caisse D'Amortissement de la Dette Sociale SA (g) 4.625%, 12/07/07	6,000	11,801,844
CDC Fin-CDC Ixis Caide 2.750%, 06/26/08	12,100	16,003,475
Dexia Municipal Agency (f) 4.000%, 03/08/10	18,000	15,062,302
ERAP 3.375%, 04/25/08	30,000	40,046,866
French Treasury Note 2.750%, 03/12/08	50,500	67,147,829
Total Capital SA (f) 2.375%, 10/01/09	15,000	12,064,149
(f) 1.625%, 07/12/11	9,650	7,436,322

	Face Amount^	Value†
	(000)
UNEDIC 3.500%, 09/18/08	20,000	$26,612,710
TOTAL — FRANCE		196,175,497
GERMANY — (13.2%)
BONDS — (13.2%)
Bayerische Landesbank 2.875%, 02/15/08	30,400	40,497,746
(f) 3.125%, 02/10/09	8,000	6,552,476
(j) 1.000%, 09/20/10	2,950,000	24,015,860
BundesObligation 4.250%, 02/15/08	26,700	35,912,558
DSL Bank AG (j) 1.750%, 10/07/09	1,450,000	12,100,149
KFW-Kreditanstalt Fuer Wiederaufbau AG (g) 5.375%, 12/07/07	4,000	7,898,548
(s) 3.750%, 01/28/09	15,560	2,231,540
(j) 1.750%, 03/23/10	750,000	6,269,569
(j) 1.850%, 09/20/10	7,580,000	63,609,840
Landesbank Hessen-Thuringen Girozentrale (g) 5.125%, 12/07/07	5,425	10,690,599
Landeskreditbank Baden-Wuerttemberg Foerderbank
(g) 5.000%, 12/07/07	7,000	13,783,968
3.000%, 07/04/08	12,800	16,977,520
Landwirtschaftliche Rentenbank (t) 4.900%, 11/19/07	37,000	30,409,419
3.000%, 01/31/08	9,000	12,006,769
3.625%, 09/01/08	28,000	37,314,232
Norddeutsche Landesbank (j) 0.450%, 01/19/09	6,700,000	54,641,721
TOTAL — GERMANY		374,912,514
JAPAN — (2.7%)
BONDS — (2.7%)
Japan Finance Corporation for Municipal Enterprises 1.550%, 02/21/12	9,138,000	75,998,501
NETHERLANDS — (7.1%)
BONDS — (7.1%)
Deutsche Bahn Finance AG 4.875%, 07/06/09	10,214	13,845,159
Nederlandse Waterschapsbank NV 3.250%, 06/01/08	23,900	31,804,375
(f) 3.500%, 10/29/09	3,000	2,470,927
Netherlands, Government of 2.500%, 01/15/08	56,200	74,817,635
Rabobank Nederland NV (s) 2.250%, 05/08/09	37,000	5,145,157
(j) 0.800%, 02/03/11	9,085,000	73,318,264
TOTAL — NETHERLANDS		201,401,517

46

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
NORWAY — (3.0%)
BONDS — (3.0%)
Eksportfinans ASA (f) 2.000%, 03/17/09	17,000	$13,649,745
(j) 1.800%, 06/21/10	7,298,000	61,086,779
Kommunalbanken AS (t) 5.200%, 09/10/07	13,103	10,812,997
TOTAL — NORWAY		85,549,521
SPAIN — (2.6%)
BONDS — (2.6%)
Instituto de Credito Oficial (g) 4.750%, 12/07/07	3,000	5,907,462
3.000%, 06/16/08	19,100	25,347,804
5.000%, 12/18/08	6,000	8,131,845
2.875%, 03/16/09	25,650	33,579,657
TOTAL — SPAIN		72,966,768
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (5.7%)
BONDS — (5.7%)
African Development Bank (f) 1.500%, 04/11/08	4,000	3,231,156
(j) 1.950%, 03/23/10	1,000,000	8,375,029
Eurofima (s) 5.625%, 02/05/08	43,100	6,293,526
European Investment Bank (g) 4.500%, 12/07/07	2,000	3,931,904
(e) 5.000%, 04/15/08	7,500	10,145,814
(s) 4.000%, 04/15/09	269,700	38,848,626
(f) 1.500%, 03/01/10	18,500	14,543,238
(d) 5.000%, 06/10/10	65,000	11,819,167
Inter-American Development Bank (j) 1.900%, 07/08/09	7,500,000	62,740,181
Oresundsbro Konsortiet (s) 6.000%, 04/20/09	9,000	1,335,993
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		161,264,634
SWEDEN — (5.2%)
BONDS — (5.2%)
Kommuninvest I Sverige AB 4.100%, 05/11/09	156,000	22,433,438
(f) 2.250%, 12/14/09	9,260	7,425,503
Stockholm, Sweden, City of 3.375%, 03/08/10	254,400	35,654,641
Swedish Export Credit Corp. (d) 5.375%, 10/15/09	6,790	1,244,082
Swedish Government 5.000%, 01/28/09	269,000	39,459,346
4.000%, 12/01/09	277,000	39,856,230
TOTAL — SWEDEN		146,073,240
SWITZERLAND — (0.2%)
BONDS — (0.2%)
UBS AG (f) 0.875%, 12/29/09	6,700	5,182,949

	Face Amount^	Value†
	(000)
UNITED KINGDOM — (7.3%)
BONDS — (7.3%)
Bank of England Euro Note (e) 2.500%, 01/28/08	60,000	$79,859,443
BP Capital Markets P.L.C.
(f) 1.250%, 12/29/09	61,500	48,210,768
MBNA Europe Funding P.L.C. (e) 3.000%, 02/07/08	10,074	13,431,390
Network Rail MTN Finance P.L.C. (e) 3.125%, 03/30/09	47,000	61,791,982
Nework Rail Infrastructure Finance P.L.C.
4.500%, 03/14/08	2,500	4,898,312
TOTAL — UNITED KINGDOM		208,191,895
UNITED STATES — (31.6%)
AGENCY OBLIGATIONS — (0.7%)
Federal National Mortgage Association
(t) 6.375%, 08/15/07	25,480	21,089,433
BONDS — (6.2%)
Bank of America Corp. (e) 3.625%, 03/03/08	17,600	23,550,618
General Electric Capital Corp. (s) 3.250%, 01/28/10	37,640	5,282,296
(j) 1.450%, 11/10/11	8,883,000	72,644,546
Toyota Motor Credit Corp. (j) 0.550%, 06/30/10	9,193,000	73,916,781
TOTAL BONDS		175,394,241
COMMERCIAL PAPER — (24.7%)
Alfa Corp. 5.270%, 06/25/07	7,300	7,274,465
Barton Capital Corp. 5.250%, 06/01/07	14,800	14,800,000
5.250%, 06/04/07	13,600	13,593,971
Barton Capital Corp. 5.270%, 06/05/07	50,000	49,970,445
BASF AG 5.240%, 06/22/07	9,700	9,670,294
Cafco LLC 5.250%, 06/22/07	7,600	7,576,548
5.250%, 07/11/07	25,000	24,853,250
Ciesco L.P. 5.250%, 06/06/07	18,000	17,986,700
5.250%, 07/02/07	15,000	14,931,684
5.260%, 07/16/07	40,000	39,736,000
CRC Funding LLC 5.260%, 06/21/07	26,500	26,422,074
5.250%, 07/09/07	21,000	20,882,849
Eksportfinans 5.250%, 06/05/07	8,300	8,295,140

47

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
Greyhawk Funding LLC 5.260%, 06/04/07	12,700	$12,694,359
5.260%, 06/06/07	55,300	55,259,061
5.260%, 06/13/07	13,000	12,976,929
Hewlett-Packard Co. 5.260%, 06/20/07	82,200	81,970,933
ING America Insurance Holdings 5.240%, 06/15/07	4,500	4,490,807
Kittyhawk Funding Corp. 5.270%, 06/08/07	35,000	34,963,726
5.255%, 06/18/07	25,500	25,436,023
5.270%, 06/25/07	13,000	12,954,067
Sheffield Receivables Corp. 5.260%, 06/12/07	63,000	62,897,493
5.270%, 06/12/07	19,000	18,969,085
Total Capital SA 5.310%, 06/01/07	62,000	62,000,000

	Face Amount^	Value†
	(000)
Windmill Funding Corp. 5.250%, 06/06/07	30,700	$30,677,273
5.260%, 06/11/07	23,100	23,065,826
5.260%, 06/21/07	5,000	4,985,270
TOTAL COMMERCIAL PAPER		699,334,272
TOTAL — UNITED STATES		895,817,946
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $16,705,000 FNMA 6.50%, 11/01/36, valued at $14,641,840) to be repurchased at $14,424,079	$14,422	14,422,000
TOTAL INVESTMENTS — (100.0%) (Cost $2,832,157,886)		$2,837,838,626

See accompanying Notes to Financial Statements.
48

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2007
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (66.1%)
Federal Farm Credit Bank 6.450%, 10/07/09	$2,000	$2,056,302
7.160%, 05/19/10	3,000	3,163,863
4.180%, 09/22/10	7,000	6,798,008
6.700%, 11/22/10	2,000	2,101,290
6.135%, 12/13/10	4,000	4,127,928
5.750%, 01/18/11	9,000	9,187,794
6.000%, 03/07/11	9,000	9,257,634
6.740%, 04/11/11	1,000	1,054,626
4.800%, 05/24/11	3,300	3,256,717
6.300%, 06/06/11	2,800	2,920,498
4.250%, 07/11/11	13,600	13,139,613
4.350%, 11/02/11	8,000	7,739,552
4.200%, 11/07/11	6,650	6,393,775
4.300%, 11/23/11	5,500	5,307,753
6.260%, 12/02/11	2,000	2,085,340
4.950%, 12/22/11	9,000	8,914,158
5.230%, 02/14/12	12,000	12,018,204
4.500%, 03/14/12	8,500	8,252,361
4.625%, 03/16/12	7,000	6,832,497
5.000%, 06/01/12	4,295	4,257,586
4.480%, 08/24/12	12,000	11,605,368
6.280%, 11/26/12	3,000	3,151,467
4.400%, 01/03/13	11,000	10,571,308
4.150%, 05/15/13	10,000	9,458,500
5.580%, 07/03/13	23,000	23,424,856
3.880%, 07/08/13	7,000	6,514,473
4.920%, 08/26/13	4,125	4,059,004
4.710%, 10/18/13	7,000	6,806,555
4.900%, 01/16/14	5,700	5,596,630
5.300%, 02/18/14	12,000	12,047,916
4.375%, 06/30/14	3,915	3,719,066
8.160%, 09/30/14	3,615	4,253,499
4.700%, 12/10/14	4,000	3,870,724
4.375%, 02/17/15	14,300	13,537,510
6.030%, 03/21/16	4,700	4,960,107
5.625%, 08/18/17	4,000	4,110,004
5.100%, 09/03/19	9,000	8,822,313
4.670%, 05/07/20	5,600	5,248,869
5.350%, 08/07/20	6,700	6,695,906
Federal Home Loan Bank 5.545%, 02/17/09	3,000	3,017,736
5.950%, 03/16/09	5,550	5,619,636
5.863%, 04/22/09	9,000	9,110,205
6.730%, 06/22/09	2,500	2,576,720
6.500%, 08/14/09	3,000	3,084,183
6.500%, 11/13/09	9,000	9,277,794
3.875%, 02/12/10	3,000	2,906,544
7.375%, 02/12/10	2,080	2,194,727
7.625%, 05/14/10	3,020	3,224,010
4.125%, 08/13/10	9,000	8,736,669
6.625%, 11/15/10	1,000	1,045,770
5.875%, 02/15/11	7,000	7,150,381
4.500%, 05/13/11	2,045	1,996,135
6.000%, 05/13/11	10,205	10,531,029

	Face Amount	Value†
	(000)
7.200%, 06/14/11	$3,000	$3,219,087
5.750%, 08/15/11	12,000	12,251,628
5.375%, 08/19/11	13,500	13,604,260
5.000%, 10/13/11	25,000	24,833,150
5.625%, 11/15/11	5,000	5,086,625
5.625%, 02/15/12	6,100	6,211,203
5.750%, 05/15/12	26,300	26,937,012
4.625%, 08/15/12	9,775	9,522,434
4.500%, 11/15/12	20,000	19,338,340
5.126%, 02/28/13	5,615	5,590,704
3.875%, 06/14/13	12,600	11,731,684
5.375%, 06/14/13	34,000	34,268,396
4.500%, 09/16/13	11,000	10,571,704
5.250%, 06/18/14	14,000	14,016,324
6.700%, 06/25/14	6,200	6,732,661
4.500%, 11/14/14	4,000	3,822,676
4.875%, 03/11/16	8,600	8,383,306
5.375%, 09/09/16	6,000	6,054,708
5.000%, 03/12/21	5,200	5,036,793
5.000%, 12/10/21	39,500	37,938,368
Tennessee Valley Authority 5.625%, 01/18/11	14,000	14,219,380
6.790%, 05/23/12	37,600	40,188,158
6.000%, 03/15/13	28,100	29,208,320
4.750%, 08/01/13	12,500	12,187,488
6.250%, 12/15/17	10,000	10,765,510
TOTAL AGENCY OBLIGATIONS		709,511,032
U.S. TREASURY OBLIGATIONS — (33.3%)
U.S. Treasury Bonds 11.250%, 02/15/15	9,000	12,632,346
10.625%, 08/15/15	11,000	15,222,108
9.875%, 11/15/15	6,000	8,050,782
9.250%, 02/15/16	9,000	11,747,106
7.250%, 05/15/16	6,000	7,008,282
7.500%, 11/15/16	4,000	4,769,376
9.000%, 11/15/18	12,200	16,422,347
8.125%, 08/15/19	3,800	4,864,593
8.750%, 08/15/20	6,000	8,112,186
8.125%, 05/15/21	20,500	26,682,021
U.S. Treasury Notes 6.000%, 08/15/09	3,000	3,067,266
6.500%, 02/15/10	6,600	6,866,581
5.750%, 08/15/10	3,600	3,695,908
5.000%, 02/15/11	14,700	14,790,728
5.000%, 08/15/11	35,000	35,232,435
4.875%, 02/15/12	62,800	62,893,195
4.375%, 08/15/12	43,500	42,616,428
4.000%, 11/15/12	9,700	9,318,062
3.875%, 02/15/13	19,800	18,857,956
4.250%, 08/15/13	25,300	24,525,187
4.000%, 02/15/14	12,100	11,503,506
4.875%, 08/15/16	8,200	8,180,140
TOTAL U.S. TREASURY OBLIGATIONS		357,058,539

49

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $7,260,000 FHLMC 6.50%, 12/01/36, valued at $6,564,697) to be repurchased at $6,469,933	$6,469	$6,469,000
TOTAL INVESTMENTS — (100.0%) (Cost $1,083,152,947)		$1,073,038,571

See accompanying Notes to Financial Statements.
50

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2007
(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.2%)
U.S. Treasury Inflation Notes 3.375%, 01/15/12	$4,800	$5,761,145
3.000%, 07/15/12	4,400	5,150,212
1.875%, 07/15/13	3,700	3,993,547
2.000%, 01/15/14	4,300	4,628,921
2.000%, 07/15/14	4,200	4,428,417
1.625%, 01/15/15	5,600	5,650,133
1.875%, 07/15/15	5,700	5,741,942
2.000%, 01/15/16	6,050	6,008,423
2.500%, 07/15/16	5,500	5,589,662
2.375%, 01/15/17	4,500	4,522,978
2.375%, 01/15/25	6,100	6,491,958
2.000%, 01/15/26	6,100	5,814,079
TOTAL U.S. TREASURY OBLIGATIONS		63,781,417
TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $610,000 FHLMC 6.50%, 12/01/36, valued at $551,579) to be repurchased at $540,078	540	540,000
TOTAL INVESTMENTS — (100.0%) (Cost $65,295,290)		$64,321,417

See accompanying Notes to Financial Statements.
51

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2007
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (34.4%)
ALABAMA — (1.1%)
Alabama State Department of Dock Facilities Revenue Bonds 6.000%, 10/01/08	$1,000	$1,029,220
Alabama State Federal Highway Finance Authority Series A Revenue Bonds 5.000%, 03/01/09	4,000	4,083,200
Alabama Water Pollution Control Authority Revenue Bonds 5.000%, 08/15/08	2,160	2,190,888
City of Huntsville, Alabama General Obligations 4.500%, 08/01/07	1,000	1,001,010
Jefferson County, Alabama Series A General Obligations 5.000%, 04/01/08	1,300	1,313,182
TOTAL ALABAMA		9,617,500
ARIZONA — (0.9%)
Arizona State Transportation Board Revenue Bonds 5.250%, 07/01/08	3,000	3,047,400
City of Scottsdale, Arizona General Obligations 5.000%, 07/01/08	2,250	2,280,172
Phoenix, Arizona Civic Improvement Corp. Water System Revenue Bonds 5.000%, 07/01/08	1,500	1,519,800
Pima County, Arizona General Obligations 5.100%, 07/01/07	1,000	1,000,870
TOTAL ARIZONA		7,848,242
ARKANSAS — (0.8%)
Fort Smith, Arkansas Water & Sewer Redevelopment Revenue Bonds 5.000%, 10/01/09	2,850	2,927,748
State of Arkansas General Obligations 5.500%, 08/01/09	3,885	4,021,869
TOTAL ARKANSAS		6,949,617
CONNECTICUT — (2.0%)
City of Stamford, Connecticut General Obligations 5.000%, 07/15/09	2,000	2,053,080
Connecticut State General Obligations 5.000%, 12/15/09	4,000	4,115,560
Connecticut State Special Obligations Rate Reduction Series A Revenue Bonds 5.000%, 06/30/09	5,000	5,129,200
State of Connecticut Health Education Refunding Bonds 4.500%, 03/15/09	5,600	5,677,056
TOTAL CONNECTICUT		16,974,896

	Face Amount	Value†
	(000)
DELAWARE — (0.1%)
Delaware Transportation Authority Series B Revenue Bonds 5.250%, 07/01/07	$1,000	$1,001,000
FLORIDA — (1.3%)
Florida State Board of Education Series C General Obligations 4.000%, 06/01/09	4,000	4,018,960
Florida State Board of Education Series H General Obligations 5.000%, 06/01/08	2,000	2,024,820
Gainesville, Florida Utility System Revenue Bonds 5.000%, 10/01/09	4,000	4,105,520
Jacksonville, Florida Excise Taxes Revenue Bonds 5.250%, 10/01/07	1,000	1,004,790
TOTAL FLORIDA		11,154,090
GEORGIA — (1.2%)
State of Georgia General Obligations 5.250%, 08/01/07	175	175,423
5.250%, 08/01/07	825	826,864
State of Georgia Series B General Obligations 5.750%, 08/01/07	2,165	2,171,560
6.250%, 04/01/09	2,000	2,088,940
State of Georgia Series C General Obligations 5.750%, 09/01/07	1,000	1,004,720
State of Georgia Series D General Obligations 6.700%, 08/01/08	2,000	2,067,600
5.800%, 11/01/09	2,010	2,104,812
TOTAL GEORGIA		10,439,919
HAWAII — (0.5%)
Honolulu, Hawaii General Obligations Prefunded 5.000%, 03/01/10	1,255	1,293,754
Honolulu, Hawaii General Obligations Unrefunded 5.000%, 03/01/10	745	767,022
State of Hawaii General Obligations 5.000%, 04/01/08	2,000	2,019,960
TOTAL HAWAII		4,080,736
ILLINOIS — (1.1%)
Central Lake County, Illinois General Obligations 6.000%, 02/01/08	1,000	1,014,380
Chicago Metropolitan Water Reclamation District General Obligations 5.500%, 12/01/08	2,000	2,050,500
Chicago, Illinois Public Building Commission Revenue Bonds 5.000%, 03/01/08	1,000	1,009,620

52

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Du Page, Cook & Will Counties Community College District General Obligations 5.000%, 06/01/08	$2,175	$2,201,557
State of Illinois General Obligations 5.500%, 04/01/09	3,000	3,090,390
TOTAL ILLINOIS		9,366,447
INDIANA — (0.4%)
Indianapolis, Indiana Local Improvement Revenue Bonds 6.500%, 01/01/08	1,000	1,015,560
Ivy Technical State College Revenue Bonds 5.000%, 07/01/08	1,000	1,013,200
Logansport Multi-Purpose School Building Corp. Revenue Bonds 4.250%, 07/05/08	1,000	1,005,130
TOTAL INDIANA		3,033,890
IOWA — (0.5%)
Des Moines, Iowa General Obligations 5.000%, 06/01/09	3,680	3,765,229
KANSAS — (0.4%)
Johnson County, Kansas General Obligations 5.250%, 09/01/07	1,000	1,003,550
Kansas State Development Finance Authority Revenue Bonds 5.000%, 10/01/07	1,000	1,003,940
Wyandotte County, Kansas City, Kansas Revenue Bonds 5.000%, 09/01/07	1,000	1,002,920
TOTAL KANSAS		3,010,410
KENTUCKY — (0.4%)
Kentucky State Turnpike Authority Economic Revenue Bonds 5.500%, 07/01/08	3,000	3,053,310
LOUISIANA — (0.2%)
New Orleans, Louisiana Certificates of Indebtedness General Obligations 5.000%, 03/01/08	1,000	1,009,110
Shreveport, Louisiana Series A Certificates of Indebtedness 5.000%, 10/01/07	1,000	1,003,970
TOTAL LOUISIANA		2,013,080
MARYLAND — (1.2%)
State of Maryland First Series B General Obligations 5.000%, 07/15/08	2,000	2,028,400
State of Maryland Second Series B General Obligations 5.250%, 02/01/09	5,000	5,123,900
State of Maryland Second Series General Obligations 5.000%, 07/15/07	2,000	2,002,560

	Face Amount	Value†
	(000)
Washington Suburban Sanitation District Maryland General Obligations 5.250%, 06/01/08	$1,000	$1,015,400
TOTAL MARYLAND		10,170,260
MASSACHUSETTS — (0.4%)
Boston, Massachusetts Series A General Obligations 5.000%, 02/01/08	1,000	1,008,360
State of Massachusetts Series C General Obligations 5.250%, 12/01/07	2,000	2,014,860
TOTAL MASSACHUSETTS		3,023,220
MICHIGAN — (0.8%)
Detroit, Michigan City School District Series B General Obligations 4.500%, 05/01/08	1,000	1,006,940
Fraser, Michigan Public School District General Obligations 5.150%, 05/01/08	1,000	1,012,670
Michigan Municipal Bond Authority Clean Water Revenue Bonds 5.250%, 10/01/08	3,000	3,059,310
Michigan Municipal Bond Authority Drinking Water Revenue Bonds 5.250%, 10/01/07	1,000	1,004,860
Wayne County, Michigan Community College General Obligations 5.000%, 07/01/07	1,000	1,000,810
TOTAL MICHIGAN		7,084,590
MINNESOTA — (0.6%)
Metropolitan Council of Minneapolis & St. Paul General Obligations 4.000%, 02/01/08	1,200	1,202,496
State of Minnesota General Obligations 5.000%, 11/01/07	1,000	1,005,120
5.000%, 08/01/09	2,600	2,667,652
TOTAL MINNESOTA		4,875,268
MISSISSIPPI — (0.5%)
State of Mississippi General Obligations 5.000%, 10/01/09	4,000	4,102,840
MISSOURI — (0.4%)
State of Missouri General Obligations 5.000%, 08/01/08	3,000	3,044,940
NEVADA — (1.0%)
Clark County, Nevada Public Safety Series A General Obligations 4.000%, 06/01/09	3,540	3,557,488
Las Vegas, Nevada Valley Water Distribution Series B General Obligations 5.250%, 06/01/09	2,830	2,911,164
State of Nevada General Obligations 5.375%, 10/01/08	2,100	2,144,331
TOTAL NEVADA		8,612,983

53

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
NEW JERSEY — (0.9%)
New Jersey State Transportation Trust Fund Authority Series B 5.250%, 12/15/09	$6,130	$6,340,749
New Jersey State Transportation Trust Fund Authority Series C 5.375%, 12/15/07	1,000	1,008,870
TOTAL NEW JERSEY		7,349,619
NEW MEXICO — (0.2%)
New Mexico State Severance Tax Series A 5.000%, 07/01/07	550	550,440
New Mexico State Severance Tax Series B 5.000%, 07/01/07	1,000	1,000,810
TOTAL NEW MEXICO		1,551,250
NEW YORK — (1.0%)
Municipal Assistance Corp. for the City of New York Revenue Bonds 6.000%, 07/01/07	1,000	1,001,680
Nassau County, New York Interim Finance Authority Series A Revenue Bonds 5.000%, 11/15/09	3,415	3,516,152
New York State Thruway Authority Series A Revenue Bonds 5.000%, 04/01/09	3,500	3,581,165
TOTAL NEW YORK		8,098,997
NORTH CAROLINA — (1.1%)
Durham County, North Carolina General Obligations 5.500%, 04/01/09	3,000	3,094,680
North Carolina State Public Improvements General Obligations 5.500%, 03/01/08	1,000	1,013,160
State of North Carolina General Obligations 5.000%, 03/01/09	4,000	4,087,240
University of North Carolina Revenue Bonds 5.000%, 04/01/08	1,000	1,010,460
TOTAL NORTH CAROLINA		9,205,540
OHIO — (1.2%)
Franklin County, Ohio General Obligations 5.500%, 12/01/07	1,000	1,008,780
Ohio State Building Authority Revenue Bonds 5.500%, 10/01/08	1,500	1,533,465
Ohio State Higher Education Capital Facilities Revenue Bonds 5.000%, 12/01/08	5,000	5,088,950
Ohio State Water Development Authority Revenue Bonds 5.000%, 06/01/08	2,500	2,531,500
TOTAL OHIO		10,162,695

	Face Amount	Value†
	(000)
OKLAHOMA — (0.5%)
Grand River Dam Authority of Oklahoma Revenue Bonds 5.750%, 06/01/08	$4,000	$4,078,120
OREGON — (1.0%)
Oregon State Department of Administrative Services Revenue Bonds 5.250%, 04/01/08	2,000	2,024,600
Salem-Keizer, Oregon School District General Obligations 5.000%, 06/15/09	6,055	6,201,410
TOTAL OREGON		8,226,010
PENNSYLVANIA — (2.0%)
Allegheny County, Pennsylvania Sanitation Authority 5.000%, 12/01/07	1,000	1,006,230
Berks County, Pennsylvania General Obligations 6.350%, 11/15/07	1,500	1,517,160
Pennsylvania Intergovernmental Cooperative Authority Special Tax 5.000%, 06/15/08	1,000	1,012,880
Pittsburgh, Pennsylvania School District General Obligations 5.000%, 09/01/07	1,000	1,002,870
State of Pennsylvania Second Series General Obligations 5.500%, 07/01/07	6,280	6,287,473
5.250%, 10/01/07	3,090	3,104,616
5.000%, 10/01/09	2,950	3,032,453
TOTAL PENNSYLVANIA		16,963,682
SOUTH CAROLINA — (1.5%)
Greenville County, South Carolina School District General Obligations 4.500%, 06/01/07	8,715	8,715,000
Richland County, South Carolina General Obligations 5.000%, 02/01/10	1,500	1,544,985
State of South Carolina General Obligations 5.000%, 04/01/09	1,900	1,942,712
TOTAL SOUTH CAROLINA		12,202,697
TENNESSEE — (1.1%)
Knox County, Tennessee General Obligations 4.500%, 04/01/08	2,000	2,012,260
Metro Government of Nashville & Davidson Counties General Obligations 5.000%, 11/15/08	2,000	2,034,780
Metro Government of Nashville & Davidson Counties Series A Prerefunded General Obligations 5.250%, 10/15/07	790	794,203

54

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Metro Government of Nashville & Davidson Counties Series B Unrefunded General Obligations 5.250%, 10/15/07	$210	$211,117
Shelby County, Tennessee General Obligations 5.000%, 04/01/09	4,195	4,284,102
TOTAL TENNESSEE		9,336,462
TEXAS — (2.3%)
Dallas, Texas Waterworks & Sewer System Revenue Bonds 5.250%, 10/01/08	3,000	3,057,360
Lower Colorado River Authority Revenue Bonds 5.250%, 05/15/08	1,000	1,014,140
San Antonio, Texas Prerefunded General Obligations 5.000%, 08/01/07	20	20,039
San Antonio, Texas Unrefunded General Obligations 5.000%, 08/01/07	980	981,764
State of Texas General Obligations 5.000%, 08/01/09	4,000	4,097,400
Texas A&M University Series B Revenue Bonds 5.375%, 05/15/08	1,360	1,380,794
5.000%, 05/15/09	4,000	4,092,840
Texas State University Systems Financing Revenue Bonds 5.000%, 03/15/09	2,245	2,293,088
Trinity River Authority Texas Regional Wastewater System Revenue Bonds 5.500%, 08/01/08	2,200	2,242,526
TOTAL TEXAS		19,179,951
UTAH — (0.8%)
Salt Lake City, Utah General Obligations 5.250%, 06/15/07	1,000	1,000,380
Salt Lake County, Utah Municipal Building Authority Lease Revenue Bonds 5.000%, 10/01/08	1,800	1,828,908
State of Utah General Obligations 4.000%, 07/01/08	3,000	3,009,630
Utah State Board of Regents Revenue Bonds 5.250%, 04/01/08	1,000	1,012,380
TOTAL UTAH		6,851,298
VERMONT — (0.1%)
Vermont Public Power Supply Authority 4.000%, 07/01/07	1,000	1,000,100
VIRGINIA — (2.8%)
Arlington County, Virginia General Obligations 4.000%, 01/15/09	4,000	4,018,480
Fairfax Country, Virginia General Obligations 5.000%, 06/01/09	3,465	3,550,586

	Face Amount	Value†
	(000)
Richmond, Virginia General Obligations 5.000%, 07/15/07	$1,000	$1,001,270
State of Virginia Series A General Obligations 3.500%, 06/01/07	2,310	2,310,000
Virginia Commonwealth Transportation Board Federal Highway Reimbursement Notes 5.000%, 10/01/09	5,000	5,136,400
Virginia State Public Building Authority Revenue Bonds 5.000%, 08/01/09	4,000	4,101,600
Virginia State Public School Authority Prerefunded 5.250%, 08/01/09	25	25,784
Virginia State Public School Authority Unrefunded 5.250%, 08/01/09	3,475	3,581,057
TOTAL VIRGINIA		23,725,177
WASHINGTON — (1.9%)
Grant County, Washington Public Utility Series H Revenue Bonds 5.000%, 01/01/10	2,000	2,055,760
King County, Washington Sewer Revenue Bonds 5.250%, 01/01/08	2,000	2,017,000
Seattle, Washington Drain & Wastewater Revenue Bonds 4.000%, 07/01/08	1,000	1,002,680
Seattle, Washington Light & Power Authority Revenue Bonds 4.000%, 08/01/09	5,940	5,966,552
Snohomish County, Washington School District Revenue Bonds 4.500%, 06/01/09	3,500	3,549,840
State of Washington General Obligations 5.500%, 09/01/07	1,000	1,004,020
TOTAL WASHINGTON		15,595,852
WISCONSIN — (0.2%)
State of Wisconsin Series C General Obligations 5.250%, 05/01/09	2,000	2,053,860
TOTAL MUNICIPAL BONDS		288,803,777
TAX EXEMPT COMMERCIAL PAPER — (65.0%)
ARIZONA — (3.3%)
City of Mesa, Arizona Municipal 3.610%, 06/01/07	3,375	3,375,000
3.640%, 06/06/07	4,000	3,999,760
Salt River Project Agricultural 3.620%, 06/08/07	7,000	6,999,440
3.770%, 06/18/07	3,000	2,999,880
3.770%, 06/20/07	6,500	6,499,415
3.780%, 07/06/07	4,000	3,999,720
TOTAL ARIZONA		27,873,215

55

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (0.8%)
State of California General Obligations 3.800%, 06/08/07	$7,000	$7,000,070
FLORIDA — (4.4%)
Florida Municipal Power Agency 3.600%, 06/05/07	4,840	4,839,710
3.700%, 06/05/07	7,000	6,999,720
Jacksonville, Florida Electric 3.800%, 06/07/07	4,700	4,699,906
3.820%, 06/20/07	3,000	3,000,030
Palm Beach, Florida School District 3.750%, 07/16/07	1,500	1,499,775
Sunshine State Government Finance 3.800%, 06/12/07	2,450	2,449,902
3.770%, 06/18/07	1,240	1,239,950
3.750%, 06/21/07	4,000	3,999,720
3.800%, 07/03/07	8,000	7,999,760
TOTAL FLORIDA		36,728,473
GEORGIA — (4.6%)
Burke County, Georgia Development 3.650%, 06/01/07	3,000	3,000,000
3.650%, 06/05/07	2,000	1,999,900
3.610%, 06/07/07	1,300	1,299,883
3.750%, 07/19/07	11,000	10,998,900
Municipal Electric Authority 3.700%, 06/01/07	2,000	2,000,000
3.630%, 06/05/07	11,000	10,999,450
3.630%, 06/11/07	8,294	8,293,171
TOTAL GEORGIA		38,591,304
ILLINOIS — (2.5%)
Illinois Education Facility Authority 3.640%, 06/08/07	4,918	4,917,607
Illinois Health Facilities Authority 3.630%, 06/06/07	2,600	2,599,818
3.650%, 06/07/07	2,600	2,599,792
3.750%, 08/16/07	11,000	10,998,680
TOTAL ILLINOIS		21,115,897
MARYLAND — (5.9%)
Howard County, Maryland General Obligations 3.800%, 06/13/07	4,000	3,999,920
Maryland Health & Higher Education - Johns Hopkins Hospital 3.800%, 06/11/07	4,000	3,999,960
3.630%, 06/12/07	6,500	6,499,350
3.640%, 06/14/07	4,000	3,999,560
3.800%, 06/14/07	8,000	7,999,920
Maryland Health & Higher Education - Johns Hopkins University 3.620%, 06/08/07	2,000	1,999,860
3.750%, 06/08/07	4,000	3,999,920
3.780%, 06/18/07	3,000	3,000,030
3.780%, 06/22/07	6,400	6,400,064
3.790%, 07/05/07	5,600	5,600,168
3.750%, 07/18/07	2,000	1,999,920
TOTAL MARYLAND		49,498,672

	Face Amount	Value†
	(000)
MASSACHUSETTS — (6.0%)
Massachusetts Health & Education Facility 3.640%, 06/14/07	$1,500	$1,499,790
3.750%, 07/09/07	5,000	4,999,450
3.750%, 07/17/07	10,000	9,998,600
Massachusetts School Building 3.600%, 06/01/07	700	700,000
3.560%, 06/04/07	4,000	3,999,800
3.590%, 06/06/07	12,000	11,999,160
Massachusetts Water Resource A 3.780%, 06/12/07	5,000	4,999,750
3.800%, 06/19/07	1,700	1,699,966
State of Massachusetts General Obligations 3.750%, 06/08/07	10,000	9,999,600
TOTAL MASSACHUSETTS		49,896,116
MINNESOTA — (2.7%)
University of Minnesota 3.600%, 06/04/07	9,975	9,974,601
3.650%, 06/04/07	10,000	9,999,600
3.780%, 07/10/07	2,800	2,799,804
TOTAL MINNESOTA		22,774,005
NEBRASKA — (0.6%)
Omaha Public Power District 3.780%, 06/22/07	4,000	3,999,840
3.630%, 06/28/07	1,000	999,770
TOTAL NEBRASKA		4,999,610
NEVADA — (2.6%)
Clark County, Nevada Highway Revenue 3.800%, 06/12/07	5,200	5,200,000
Clark County, Nevada Sales Tax General Obligations 3.750%, 07/05/07	2,200	2,199,780
3.750%, 07/18/07	4,300	4,299,398
Las Vegas, Nevada Valley Water District 3.670%, 06/01/07	3,000	3,000,000
3.670%, 06/01/07	5,000	5,000,000
3.620%, 06/14/07	2,000	1,999,700
TOTAL NEVADA		21,698,878
NEW JERSEY — (1.2%)
Princeton University 3.780%, 06/21/07	10,400	10,400,104
NEW YORK — (3.2%)
New York City Municipal Water 3.680%, 06/13/07	7,900	7,899,368
3.680%, 06/15/07	10,000	9,999,000
New York Power Authority 3.590%, 06/01/07	2,000	2,000,000
3.750%, 06/19/07	7,000	6,999,860
TOTAL NEW YORK		26,898,228
RHODE ISLAND — (0.2%)
Rhode Island Health & Higher Education - Brown University 3.620%, 06/05/07	2,000	1,999,900

56

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
SOUTH CAROLINA — (2.5%)
South Carolina Public Service Authority 3.630%, 06/05/07	$1,750	$1,749,912
3.780%, 06/21/07	4,000	3,999,840
3.800%, 07/02/07	5,000	4,999,850
3.750%, 07/09/07	10,000	9,998,800
TOTAL SOUTH CAROLINA		20,748,402
TENNESSEE — (3.9%)
Tennessee Health & Education - Vanderbilt University 3.600%, 06/05/07	2,000	1,999,880
3.610%, 06/07/07	3,000	2,999,790
3.800%, 06/12/07	3,000	2,999,880
3.770%, 06/26/07	8,000	7,999,520
Tennessee State School Board Authority 3.850%, 06/25/07	8,000	8,000,160
3.850%, 06/26/07	2,600	2,600,078
3.750%, 07/06/07	3,372	3,371,629
3.750%, 07/19/07	3,000	2,999,580
TOTAL TENNESSEE		32,970,517
TEXAS — (17.1%)
City of Austin, Texas 3.780%, 06/12/07	14,500	14,499,275
3.740%, 07/06/07	2,000	1,999,760
City of San Antonio, Texas Electric 3.750%, 07/16/07	3,800	3,799,468
El Paso, Texas Water & Sewer 3.630%, 06/07/07	1,000	999,930
3.650%, 06/07/07	4,000	3,999,760
3.800%, 06/11/07	5,000	4,999,800
3.860%, 07/10/07	11,000	11,000,660
Harris County, Texas General Obligations 3.800%, 06/27/07	18,000	17,999,460
3.780%, 07/03/07	2,500	2,499,850
Houston, Texas General Obligations 3.620%, 06/13/07	2,000	1,999,720
3.750%, 07/12/07	3,500	3,499,580
3.750%, 07/18/07	3,300	3,299,538
3.750%, 07/19/07	2,000	1,999,720
Plano, Texas Health Facility 3.650%, 06/05/07	2,000	1,999,900
San Antonio, Texas Water 3.830%, 06/11/07	4,150	4,149,917
Texas A&M University Board of Regents 3.750%, 07/02/07	7,800	7,799,298
Texas Municipal Power Agency 3.600%, 06/01/07	7,470	7,470,000
3.600%, 06/06/07	1,750	1,749,877
3.630%, 06/07/07	3,000	2,999,790
Texas Public Finance Authority 3.640%, 06/01/07	2,000	2,000,000
3.630%, 06/06/07	6,300	6,299,559
3.750%, 07/06/07	4,000	4,000,000
3.750%, 07/11/07	1,000	999,880
3.750%, 07/18/07	2,300	2,299,678
Texas Tech University Board of Regents 3.750%, 07/05/07	5,300	5,299,470
3.750%, 07/09/07	3,000	2,999,670

	Face Amount	Value†
	(000)
University of Texas Board of Regents 3.610%, 06/04/07	$5,000	$4,999,800
3.700%, 06/05/07	3,000	2,999,880
3.650%, 06/06/07	2,738	2,737,836
3.650%, 06/06/07	2,000	1,999,880
3.620%, 06/07/07	1,000	999,930
3.750%, 07/16/07	3,000	2,999,580
3.750%, 07/16/07	3,600	3,599,532
TOTAL TEXAS		142,999,998
UTAH — (1.4%)
Intermountain Power Agency 3.620%, 06/01/07	2,800	2,800,000
3.760%, 06/29/07	6,000	5,999,520
3.800%, 07/02/07	1,000	999,970
3.780%, 07/05/07	2,000	1,999,860
TOTAL UTAH		11,799,350
WISCONSIN — (2.1%)
State of Wisconsin General Obligations 3.620%, 06/04/07	2,500	2,499,900
3.620%, 06/07/07	2,500	2,499,825
3.630%, 06/07/07	5,471	5,470,617
3.780%, 06/11/07	1,700	1,699,915
3.760%, 07/06/07	5,000	4,999,550
TOTAL WISCONSIN		17,169,807
TOTAL TAX EXEMPT COMMERCIAL PAPER		545,162,546
	Shares
TEMPORARY CASH INVESTMENTS — (0.6%)
BlackRock Liquidity Funds MuniFund Portfolio	4,821,285	4,821,285
TOTAL INVESTMENTS — (100.0%) (Cost $842,664,177)		$838,787,608

See accompanying Notes to Financial Statements.
57

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2007
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (59.6%)
CALIFORNIA — (59.6%)
Bay Area Government Association California Bay Area Rapid Transit 5.000%, 06/15/07	$800	$800,280
Bay Area Government Association Grant Series A 3.750%, 06/15/07	300	300,012
Beverly Hills, California Public Funding Authority Lease Revenue 4.000%, 06/01/07	240	240,000
California Department of Water-Power Supply 5.500%, 05/01/08	300	304,887
5.500%, 05/01/10	350	366,306
California State Public Works Board Lease Revenue Refunding Department of Corrections Series A 5.250%, 06/01/07	250	250,000
California State Revenue Antic Notes 4.500%, 06/29/07	1,600	1,600,736
California State University Fullerton Foundation Auxiliary Organization Revenue 5.000%, 07/01/10	225	233,680
California Statewide Community Development Authority Revenue Los Angeles Orthopaedic Hospital 5.000%, 06/01/07	750	750,000
California Statewide Community Development Authority Revenue Riverside County 4.500%, 06/29/07	1,200	1,200,504
California Statewide Community Development Authority Revenue San Bernardino County 4.500%, 06/29/07	1,000	1,000,420
Dry Creek, California Joint Elementary School District 4.000%, 08/31/07	300	300,102
Foothill/Eastern Corridor Agency California Toll Road Revenue 4.600%, 01/15/09	280	284,424
Fresno, California Sewer Revenue 6.250%, 09/01/10	300	323,034
Industry California Public Facilities Authority 4.500%, 05/01/10	700	715,078
Los Angeles County, California 4.500%, 06/29/07	950	950,399
Los Angeles, California Unified School District 4.000%, 07/01/07	300	300,054
5.000%, 07/01/07	300	300,267

	Face Amount	Value†
	(000)
Los Angeles, California Water & Power Revenue 4.500%, 07/01/07	$450	$450,257
5.000%, 07/01/08	300	304,308
Los Angeles, County Works Funding Authority Lease Revenue 4.000%, 09/01/07	700	700,581
Los Angelos California Transportation 4.500%, 06/29/07	650	650,280
Metropolitan Water District Southern California Waterworks Revenue 5.250%, 07/01/07	245	245,262
Monterey Peninsula, California Community College District 3.500%, 08/01/08	250	249,740
North City West California School Facility 5.000%, 09/01/09	300	308,550
Norwalk, California Redevelopment Agency 4.000%, 10/01/10	670	675,990
Orange County, California Recovery County Task Forces Partner Program 6.000%, 07/01/07	545	545,937
Peralta, California Community College District 8.000%, 08/01/09	300	326,403
Redding, California Joint Powers Funding Authority Electric Systems Revenue 6.250%, 06/01/07	700	700,000
Sacramento, California Municipal Utility District Electrical Revenue Refunding Series Q 5.000%, 08/15/07	250	250,650
Sacramento, California Municipal Utility District Funding Authority Revenue 5.000%, 07/01/07	350	350,294
San Diego County & School District National Partnership Transportation Series A 4.500%, 07/27/07	700	700,609
San Diego County, California Regional Transportation 4.750%, 04/01/08	300	302,976
San Diego, California Unified School District 4.000%, 07/01/07	300	300,057
San Francisco, California City & County Refunding — Series 1 5.750%, 06/15/07	315	315,180

58

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
San Juan, California Union School District 4.500%, 08/01/07	$250	$250,328
San Leandro, California Unified School District 6.000%, 08/01/10	615	657,484
Santa Margarita/Dana Point Authority 5.500%, 08/01/07	300	300,879
TOTAL MUNICIPAL BONDS		18,805,948
TAX EXEMPT COMMERCIAL PAPER — (39.4%)
CALIFORNIA — (39.4%)
California Department of Water Resources 3.750%, 06/07/07	200	199,998
3.800%, 06/21/07	500	500,025
East Bay, California Municipal Utility District 3.700%, 06/14/07	400	399,984
Long Beach, California Gas Utility Revenue 3.750%, 06/11/07	600	599,994
3.760%, 06/22/07	500	500,000
Los Angeles County Metro Transportation 3.550%, 06/01/07	700	699,965
3.710%, 06/12/07	100	99,997
Municipal Improvement Corporation of Los Angeles 3.680%, 06/04/07	500	499,990
3.720%, 07/03/07	375	375,000
Northern California Transmission 3.750%, 06/13/07	300	299,994
Riverside County Transportation Commission 3.600%, 06/01/07	300	300,000

	Face Amount	Value†
	(000)
San Diego County, California Regional Transportation 3.700%, 06/01/07	$500	$500,000
3.750%, 06/12/07	300	299,997
San Diego County, California Water Authority 3.700%, 06/20/07	250	249,995
San Francisco County, California Transportation 3.750%, 06/06/07	300	299,994
San Jose Financing Authority 3.730%, 07/11/07	900	900,027
State of California General Obligations 3.760%, 06/08/07	100	99,999
3.800%, 06/08/07	450	450,004
3.770%, 06/12/07	1,600	1,600,000
3.730%, 07/09/07	300	300,006
3.750%, 07/10/07	1,850	1,850,093
University of California 3.670%, 06/04/07	300	299,994
3.820%, 06/06/07	300	300,000
3.750%, 06/07/07	500	499,995
Ventura County, California Public Finance 3.600%, 06/06/07	300	299,985
TOTAL TAX EXEMPT COMMERCIAL PAPER		12,425,036
	Shares
TEMPORARY CASH INVESTMENTS — (1.0%)
BlackRock Liquidity Funds California Money Fund — Institutional Shares	300,405	300,405
TOTAL INVESTMENTS — (100.0%) (Cost $31,552,151)		$31,531,389

See accompanying Notes to Financial Statements.
59

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	U.S. Large Company Portfolio	Enhanced U.S. Large Company Portfolio	U.S. Large Cap Value Portfolio	U.S Targeted Value Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$3,348,085	$395,487	$8,111,108	—
Investments at Value (including $0, $0, $0 and $29,401 of securities on loan, respectively)	—	—	—	$345,848
Temporary Cash Investments at Value	—	—	—	11,076
Collateral Received from Securities on Loan at Value	—	—	—	30,457
Receivables:
Investment Securities Sold	—	347	—	—
Dividends and Interest	—	—	—	329
Securities Lending Income	—	—	—	25
Fund Shares Sold	2,587	79	7,812	1,443
Prepaid Expenses and Other Assets	57	26	123	9
Total Assets	3,350,729	395,939	8,119,043	389,187
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	—	30,457
Investment Securities Purchased	1,459	—	4,008	379
Fund Shares Redeemed	1,128	426	3,804	39
Due to Advisor	253	49	990	101
Accrued Expenses and Other Liabilities	158	16	339	26
Total Liabilities	2,998	491	9,141	31,002
NET ASSETS	$3,347,731	$395,448	$8,109,902	$358,185
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	74,304,378	34,472,352	290,642,671	19,071,103
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$45.05	$11.47	$27.90	$18.78
Investments in Affiliated Investment Companies at Cost	$2,377,686	$317,088	$5,892,114	$—
Investments at Cost	$—	$—	$—	$300,547
Temporary Cash Investments at Cost	$—	$—	$—	$11,076
Collateral Received from Securities on Loan at Cost	$—	$—	$—	$30,457
NET ASSETS CONSIST OF:
Paid-In Capital	$2,462,236	$337,541	$5,670,581	$292,571
Accumulated Net Investment Income (Loss)	15,109	(276)	(2,920)	808
Accumulated Net Realized Gain (Loss)	(100,013)	(20,216)	223,247	19,505
Net Unrealized Appreciation (Depreciation)	970,399	78,399	2,218,994	45,301
NET ASSETS	$3,347,731	$395,448	$8,109,902	$358,185
(1) NUMBER OF SHARES AUTHORIZED	200,000,000	100,000,000	400,000,000	100,000,000

See accompanying Notes to Financial Statements.
60

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	U.S. Small Cap Value Portfolio	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$10,096,249	—	—	—
Investments at Value (including $0, $117,162, $396,225, and $88,201 of securities on loan, respectively)	—	$1,016,236	$2,429,184	$783,415
Temporary Cash Investments at Value	—	8,258	18,133	8,865
Collateral Received from Securities on Loan at Value	—	120,797	411,234	91,399
Cash	—	258	269	—
Receivables:
Investment Securities Sold	—	2	2	—
Dividends and Interest	—	1,486	3,465	930
Securities Lending Income	—	35	135	54
Fund Shares Sold	11,776	2,973	5,144	1,671
Prepaid Expenses and Other Assets	51	34	168	55
Total Assets	10,108,076	1,150,079	2,867,734	886,389
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	120,797	411,234	91,399
Investment Securities Purchased	8,913	6,434	9,597	89
Fund Shares Redeemed	2,863	522	1,156	432
Due to Advisor	2,476	140	384	211
Accrued Expenses and Other Liabilities	395	82	164	65
Total Liabilities	14,647	127,975	422,535	92,196
NET ASSETS	$10,093,429	$1,022,104	$2,445,199	$794,193
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	314,375,496	80,601,186	190,018,484	62,050,137
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$32.11	$12.68	$12.87	$12.80
Investments in Affiliated Investment Companies at Cost	$7,139,433	$—	$—	$—
Investments at Cost	$—	$880,562	$2,149,437	$689,060
Temporary Cash Investments at Cost	$—	$8,258	$18,133	$8,865
Collateral Received from Securities on Loan at Cost	$—	$120,797	$411,234	$91,399
NET ASSETS CONSIST OF:
Paid-In Capital	$6,536,335	$877,922	$2,148,881	$694,774
Accumulated Net Investment Income (Loss)	(7,480)	3,709	8,436	2,249
Accumulated Net Realized Gain (Loss)	607,758	4,799	8,135	2,815
Net Unrealized Appreciation (Depreciation)	2,956,816	135,674	279,747	94,355
NET ASSETS	$10,093,429	$1,022,104	$2,445,199	$794,193
(1) NUMBER OF SHARES AUTHORIZED	550,000,000	150,000,000	200,000,000	100,000,000

See accompanying Notes to Financial Statements.
61

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	U.S. Small Cap Portfolio	U.S. Micro Cap Portfolio	DFA Real Estate Securities Portfolio	Large Cap International Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$3,753,267	$5,384,746	—	—
Investments at Value (including $0, $0, $466,766 and $429,858 of securities on loan, respectively)	—	—	$3,038,184	$2,008,645
Temporary Cash Investments at Value	—	—	—	2,417
Collateral Received from Securities on Loan at Value	—	—	480,087	460,133
Foreign Currencies at Value	—	—	—	9,296
Cash	—	—	—	15
Receivables:
Investment Securities Sold	—	—	4,848	3,961
Dividends, Interest, and Tax Reclaims	—	—	1,153	6,842
Securities Lending Income	—	—	66	758
Fund Shares Sold	7,465	4,841	3,324	2,474
Prepaid Expenses and Other Assets	33	71	41	48
Total Assets	3,760,765	5,389,658	3,527,703	2,494,589
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	480,087	460,133
Investment Securities Purchased	2,919	1,017	—	12,016
Fund Shares Redeemed	4,546	3,824	2,874	740
Due to Advisor	980	1,760	740	414
Loan Payable	—	—	2,244	—
Accrued Expenses and Other Liabilities	141	228	164	133
Total Liabilities	8,586	6,829	486,109	473,436
NET ASSETS	$3,752,179	$5,382,829	$3,041,594	$2,021,153
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	162,814,548	322,381,595	92,359,594	75,146,303
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$23.05	$16.70	$32.93	$26.90
Investments in Affiliated Investment Companies at Cost	$2,876,816	$3,938,389	$—	$—
Investments at Cost	$—	$—	$1,983,999	$1,299,761
Temporary Cash Investments at Cost	$—	$—	$—	$2,417
Collateral Received from Securities on Loan at Cost	$—	$—	$480,087	$460,133
Foreign Currencies at Cost	$—	$—	$—	$9,290
NET ASSETS CONSIST OF:
Paid-In Capital	$2,779,545	$3,681,826	$1,866,812	$1,290,175
Accumulated Net Investment Income (Loss)	(3,008)	(5,269)	129	22,280
Accumulated Net Realized Gain (Loss)	99,191	259,915	120,468	(148)
Net Unrealized Appreciation (Depreciation)	876,451	1,446,357	1,054,185	708,846
NET ASSETS	$3,752,179	$5,382,829	$3,041,594	$2,021,153
(1) NUMBER OF SHARES AUTHORIZED	300,000,000	550,000,000	200,000,000	200,000,000

See accompanying Notes to Financial Statements.
62

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	International Core Equity Portfolio	International Small Company Portfolio	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$5,567,378	$219,667	$120,770
Investments at Value (including $310,319, $0, $0, and $0 of securities on loan, respectively)	$1,558,415	—	—	—
Temporary Cash Investments at Value	11,861	6,637	—	—
Collateral Received from Securities on Loan at Value	337,276	—	—	—
Foreign Currencies at Value	3,758	—	—	—
Cash	16	15	—	—
Receivables:
Investment Securities Sold	406	—	—	—
Dividends, Interest, and Tax Reclaims	5,371	1	—	—
Securities Lending Income	547	—	—	—
Fund Shares Sold	5,170	5,318	52	31
Prepaid Expenses and Other Assets	86	53	—	11
Total Assets	1,922,906	5,579,402	219,719	120,812
LIABILITIES:
Payables:
Upon Return of Securities Loaned	337,276	—	—	—
Investment Securities Purchased	12,132	2,000	39	7
Fund Shares Redeemed	309	1,661	13	24
Due to Advisor	437	1,829	69	42
Accrued Expenses and Other Liabilities	241	264	19	7
Total Liabilities	350,395	5,754	140	80
NET ASSETS	$1,572,511	$5,573,648	$219,579	$120,732
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	106,244,586	253,449,648	12,505,372	4,595,529
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$14.80	$21.99	$17.56	$26.27
Investments in Affiliated Investment Companies at Cost	$—	$3,672,698	$305,850	$102,256
Investments at Cost	$1,306,795	$—	$—	$—
Temporary Cash Investments at Cost	$11,861	$6,637	$—	$—
Collateral Received from Securities on Loan at Cost	$337,276	$—	$—	$—
Foreign Currencies at Cost	$3,715	$—	$—	$—
NET ASSETS CONSIST OF:
Paid-In Capital	$1,298,139	$3,470,950	$348,656	$115,980
Accumulated Net Investment Income (Loss)	17,976	31,850	1,090	187
Accumulated Net Realized Gain (Loss)	4,773	176,382	(43,933)	(13,946)
Net Unrealized Appreciation (Depreciation)	251,623	1,894,466	(86,234)	18,511
NET ASSETS	$1,572,511	$5,573,648	$219,579	$120,732
(1) NUMBER OF SHARES AUTHORIZED	150,000,000	450,000,000	50,000,000	50,000,000

See accompanying Notes to Financial Statements.
63

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	United Kingdom Small Company Portfolio	Continental Small Company Portfolio	DFA International Real Estate Securities Portfolio	DFA International Small Cap Value Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$42,818	$166,782	—	—
Investments at Value (including $0, $0, $4,855, and $1,857,288 of securities on loan, respectively)	—	—	$121,114	$8,442,264
Temporary Cash Investments at Value	—	—	1,932	21,613
Collateral Received from Securities on Loan at Value	—	—	6,062	1,996,671
Foreign Currencies at Value	—	—	4,378	24,066
Cash	—	—	16	15
Receivables:
Investment Securities Sold	—	26	—	9,613
Dividends, Interest, and Tax Reclaims	—	—	169	28,800
Securities Lending Income	—	—	11	2,199
Fund Shares Sold	14	39	1,428	14,266
Prepaid Expenses and Other Assets	8	11	9	81
Deferred Offering Costs	—	—	4	—
Total Assets	42,840	166,858	135,123	10,539,588
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	6,062	1,996,671
Investment Securities Purchased	4	—	6,223	34,161
Fund Shares Redeemed	10	65	—	1,950
Due to Advisor	14	59	29	4,534
Accrued Expenses and Other Liabilities	5	8	8	578
Total Liabilities	33	132	12,322	2,037,894
NET ASSETS	$42,807	$166,726	$122,801	$8,501,694
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	1,184,197	6,739,439	11,391,816	353,657,612
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$36.15	$24.74	$10.78	$24.04
Investments in Affiliated Investment Companies at Cost	$24,198	$110,702	$—	$—
Investments at Cost	$—	$—	$118,832	$5,668,834
Temporary Cash Investments at Cost	$—	$—	$1,932	$21,613
Collateral Received from Securities on Loan at Cost	$—	$—	$6,062	$1,996,671
Foreign Currencies at Cost	$—	$—	$4,366	$23,986
NET ASSETS CONSIST OF:
Paid-In Capital	$23,162	$103,929	$119,978	$5,427,280
Accumulated Net Investment Income (Loss)	(146)	1,248	536	26,973
Accumulated Net Realized Gain (Loss)	1,171	5,429	—	274,469
Net Unrealized Appreciation (Depreciation)	18,620	56,120	2,287	2,772,972
NET ASSETS	$42,807	$166,726	$122,801	$8,501,694
(1) NUMBER OF SHARES AUTHORIZED	70,000,000	50,000,000	100,000,000	550,000,000

See accompanying Notes to Financial Statements.
64

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio	Emerging Markets Core Equity Portfolio	DFA One-Year Fixed Income Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$2,961,047	$1,185,057	—	$3,102,506
Investments at Value (including $0, $0, $77,784, and $0 of securities on loan, respectively)	—	—	$1,315,331	—
Temporary Cash Investments at Value	—	—	9,735	—
Collateral Received from Securities on Loan at Value	—	—	81,604	—
Foreign Currencies at Value	—	—	104	—
Cash	—	—	161	—
Receivables:
Investment Securities Sold	—	552	—	—
Dividends, Interest, and Tax Reclaims	—	—	3,371	—
Securities Lending Income	—	—	118	—
Fund Shares Sold	1,626	470	2,238	5,515
Prepaid Expenses and Other Assets	26	33	37	76
Total Assets	2,962,699	1,186,112	1,412,699	3,108,097
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	81,604	—
Investment Securities Purchased	325	—	81	3,332
Fund Shares Redeemed	1,301	1,022	10,859	2,183
Due to Advisor	963	423	591	255
Deferred Thailand Capital Gains Tax	—	—	579	—
Accrued Expenses and Other Liabilities	88	30	163	142
Total Liabilities	2,677	1,475	93,877	5,912
NET ASSETS	$2,960,022	$1,184,637	$1,318,822	$3,102,185
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	95,639,347	54,090,594	70,373,467	303,608,034
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$30.95	$21.90	$18.74	$10.22
Investments in Affiliated Investment Companies at Cost	$1,345,443	$715,875	$—	$3,080,772
Investments at Cost	$—	$—	$923,182	$—
Temporary Cash Investments at Cost	$—	$—	$9,735	$—
Collateral Received from Securities on Loan at Cost	$—	$—	$81,604	$—
Foreign Currencies at Cost	$—	$—	$103	$—
NET ASSETS CONSIST OF:
Paid-In Capital	$1,303,685	$674,500	$918,883	$3,102,877
Accumulated Net Investment Income (Loss)	19,276	6,294	6,442	(259)
Accumulated Net Realized Gain (Loss)	24,149	35,452	1,891	(22,167)
Deferred Thailand Capital Gains Tax	(2,839)	(855)	(579)	—
Net Unrealized Appreciation (Depreciation)	1,615,751	469,246	392,185	21,734
NET ASSETS	$2,960,022	$1,184,637	$1,318,822	$3,102,185
(1) NUMBER OF SHARES AUTHORIZED	200,000,000	150,000,000	150,000,000	450,000,000

See accompanying Notes to Financial Statements.
65

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	DFA Two-Year Global Fixed Income Portfolio	DFA Five-Year Government Portfolio	DFA Five-Year Global Fixed Income Portfolio	DFA Intermediate Government Fixed Income Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$2,774,019	—	—	—
Investments at Value	—	$1,063,451	$2,823,417	$1,066,570
Temporary Cash Investments at Value	—	5,395	14,422	6,469
Foreign Currencies at Value	—	—	9,115	—
Cash	—	—	16	—
Receivables:
Interest	—	485	22,932	14,325
Fund Shares Sold	3,246	1,615	5,574	1,557
Realized Gain on Forward Currency Contracts	—	—	109	—
Unrealized Gain on Forward Currency Contracts	—	—	23,464	—
Prepaid Expenses and Other Assets	63	37	83	48
Total Assets	2,777,328	1,070,983	2,899,132	1,088,969
LIABILITIES:
Payables:
Investment Securities Purchased	2,280	—	8,363	—
Fund Shares Redeemed	966	264	1,476	120
Due to Advisor	228	176	592	90
Unrealized Loss on Forward Currency Contracts	—	—	388	—
Accrued Expenses and Other Liabilities	127	73	218	82
Total Liabilities	3,601	513	11,037	292
NET ASSETS	$2,773,727	$1,070,470	$2,888,095	$1,088,677
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	268,368,944	102,478,883	269,198,631	96,850,947
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.34	$10.45	$10.73	$11.24
Investments in Affiliated Investment Companies at Cost	$2,672,935	$—	$—	$—
Investments at Cost	$—	$1,063,465	$2,817,736	$1,076,684
Temporary Cash Investments at Cost	$—	$5,395	$14,422	$6,469
Foreign Currencies at Cost	$—	$—	$9,109	$—
NET ASSETS CONSIST OF:
Paid-In Capital	$2,685,519	$1,079,724	$2,818,979	$1,086,548
Accumulated Net Investment Income (Loss)	(1,279)	13,080	79,702	12,307
Accumulated Net Realized Gain (Loss)	(11,597)	(22,320)	(39,674)	(64)
Net Unrealized Appreciation (Depreciation)	101,084	(14)	29,088	(10,114)
NET ASSETS	$2,773,727	$1,070,470	$2,888,095	$1,088,677
(1) NUMBER OF SHARES AUTHORIZED	450,000,000	200,000,000	400,000,000	200,000,000

See accompanying Notes to Financial Statements.
66

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	DFA Inflation- Protected Securities Portfolio	DFA Short-Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
ASSETS:
Investments at Value	$63,781	$833,967	$31,231
Temporary Cash Investments at Value	540	4,821	300
Receivables:
Interest	557	6,961	500
From Advisor	3	—	—
Fund Shares Sold	335	916	—
Prepaid Expenses and Other Assets	6	25	1
Deferred Offering Costs	19	—	13
Total Assets	65,241	846,690	32,045
LIABILITIES:
Payables:
Fund Shares Redeemed	44	201	—
Due to Advisor	—	138	2
Accrued Expenses and Other Liabilities	6	57	2
Total Liabilities	50	396	4
NET ASSETS	$65,191	$846,294	$32,041
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	6,450,904	84,467,949	3,197,521
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.11	$10.02	$10.02
Investments at Cost	$64,755	$837,843	$31,252
Temporary Cash Investments at Cost	$540	$4,821	$300
NET ASSETS CONSIST OF:
Paid-In Capital	$64,848	$848,039	$31,987
Accumulated Net Investment Income (Loss)	1,317	2,148	77
Accumulated Net Realized Gain (Loss)	—	(17)	(2)
Net Unrealized Appreciation (Depreciation)	(974)	(3,876)	(21)
NET ASSETS	$65,191	$846,294	$32,041
(1) NUMBER OF SHARES AUTHORIZED	100,000,000	200,000,000	100,000,000

See accompanying Notes to Financial Statements.
67

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	U.S. Large Company Portfolio*	Enhanced U.S. Large Company Portfolio	U.S. Large Cap Value Portfolio	U.S Targeted Value Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Companies	—	$1,466	$23,386	$1,151
Dividends	$29,839	—	—	712
Interest	1,138	—	—	82
Income from Securities Lending	323	—	—	41
Expenses Allocated from Affiliated Investment Company	(678)	—	—	—
Total Investment Income	30,622	1,466	23,386	1,986
Expenses
Investment Advisory Services Fees	—	—	—	57
Administrative Services Fees	1,453	271	5,363	337
Accounting & Transfer Agent Fees	26	9	51	15
Custodian Fees	—	—	—	2
Legal Fees	14	1	22	23
Audit Fees	1	1	1	1
Filing Fees	60	14	125	11
Shareholders' Reports	40	4	55	22
Directors'/Trustees' Fees & Expenses	16	2	33	1
Other	8	1	16	2
Total Expenses	1,618	303	5,666	471
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	(8)	—	—	—
Net Expenses	1,610	303	5,666	471
Net Investment Income (Loss)	29,012	1,163	17,720	1,515
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	—	26,076	346,023	26,668
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(5,301)	(284)	(940)	872
Futures	2,353	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares	277,978	8,428	522,531	(7,452)
Futures	918	—	—	—
Net Realized and Unrealized Gain (Loss)	275,948	34,220	867,614	20,088
Net Increase (Decrease) in Net Assets Resulting from Operations	$304,960	$35,383	$885,334	$21,603

*  Investment Income and Net Realized and Unrealized Gains (Losses) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.
68

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	U.S. Small Cap Value Portfolio	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Company	$20,673	—	—	—
Dividends	—	$6,985	$14,454	$4,172
Interest	—	186	657	296
Income from Securities Lending	—	184	469	207
Total Investment Income	20,673	7,355	15,580	4,675
Expenses
Investment Advisory Services Fees	—	715	1,726	874
Administrative Services Fees	13,989	—	—	—
Accounting & Transfer Agent Fees	65	54	101	41
Custodian Fees	—	18	37	23
Legal Fees	35	2	3	1
Audit Fees	2	3	4	1
Filing Fees	94	26	55	20
Shareholders' Reports	90	2	4	1
Directors'/Trustees' Fees & Expenses	53	2	3	1
Organizational and Offering Costs	—	—	—	3
Other	25	8	10	7
Total Expenses	14,353	830	1,943	972
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	28	48	69
Net Expenses	14,353	858	1,991	1,041
Net Investment Income (Loss)	6,320	6,497	13,589	3,634
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	875,446	—	—	—
Net Realized Gain (Loss) on Investment Securities Sold/Affiliated Investment Company Shares Sold	(11,686)	4,921	8,364	2,829
Change in Unrealized Appreciation (Depreciation) of Investment Securities/Affiliated Investment Company Shares	46,903	80,794	180,153	59,099
Net Realized and Unrealized Gain (Loss)	910,663	85,715	188,517	61,928
Net Increase (Decrease) in Net Assets Resulting from Operations	$916,983	$92,212	$202,106	$65,562

See accompanying Notes to Financial Statements.
69

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	U.S. Small Cap Portfolio	U.S. Micro Cap Portfolio	DFA Real Estate Securities Portfolio	Large Cap International Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Companies	$9,272	$14,159	—	—
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, and $3,051, respectively)	—	—	$34,902	$29,696
Interest	—	—	478	160
Income from Securities Lending	—	—	426	1,835
Total Investment Income	9,272	14,159	35,806	31,691
Expenses
Investment Advisory Services Fees	—	—	4,446	2,294
Administrative Services Fees	5,589	10,111	—	—
Accounting & Transfer Agent Fees	28	39	166	109
Custodian Fees	—	—	18	128
Legal Fees	15	22	10	6
Audit Fees	1	1	12	8
Filing Fees	44	68	72	30
Shareholders' Reports	29	55	32	24
Directors'/Trustees' Fees & Expenses	20	30	15	9
Other	10	14	22	19
Total Expenses	5,736	10,340	4,793	2,627
Net Investment Income (Loss)	3,536	3,819	31,013	29,064
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from: Affiliated Invesment Companies	216,208	436,439	—	—
Investment Securities	—	—	17,486	—
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(1,390)	(1,094)	109,941	7,531
Foreign Currency Transactions	—	—	—	90
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares and Foreign Currency	73,804	(37,841)	(127,192)	211,735
Translation of Foreign Currency Denominated Amounts	—	—	—	(128)
Net Realized and Unrealized Gain (Loss)	288,622	397,504	235	219,228
Net Increase (Decrease) in Net Assets Resulting from Operations	$292,158	$401,323	$31,248	$248,292

See accompanying Notes to Financial Statements.
70

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	International Core Equity Portfolio	International Small Company Portfolio*	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*
Investment Income
Net Investment Income Received from Affiliated Investment Companies: Dividends (Net of Foreign Taxes Withheld of $0, $4,978, $124, and $16, respectively)	—	$62,561	$1,649	$1,422
Interest	—	489	26	18
Income from Securities Lending	—	10,080	683	242
Expenses	—	(3,472)	(133)	(69)
Total Net Investment Income Received from Affiliated Investment Companies	—	69,658	2,225	1,613
Fund Investment Income:
Dividends (Net of Foreign Taxes Withheld of $2,165, $0 $0, and $0, respectively)	$20,328	—	—	—
Interest	325	178	—	—
Income from Securities Lending	1,580	—	—	—
Total Fund Investment Income	22,233	178	—	—
Fund Expenses
Investment Advisory Services Fees	2,060	—	—	—
Administrative Services Fees	—	10,145	393	183
Accounting & Transfer Agent Fees	75	38	8	7
Custodian Fees	187	—	—	—
Legal Fees	2	19	1	—
Audit Fees	3	3	1	1
Filing Fees	38	80	27	10
Shareholders' Reports	4	47	2	1
Directors'/Trustees' Fees & Expenses	3	25	1	—
Other	7	15	1	1
Total Expenses	2,379	10,372	434	203
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	5	11
Net Expenses	2,379	10,372	439	214
Net Investment Income (Loss)	19,854	59,464	1,786	1,399
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	4,859	177,032	(548)	(170)
Foreign Currency Transactions	(21)	622	(6)	67
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	153,543	604,623	3,085	25,874
Translation of Foreign Currency Denominated Amounts	(58)	(402)	(49)	(2)
Net Realized and Unrealized Gain (Loss)	158,323	781,875	2,482	25,769
Net Increase (Decrease) in Net Assets Resulting from Operations	$178,177	$841,339	$4,268	$27,168

*  Investment Income and Net Realized and Unrealized Gains (Losses) were allocated from each Portfolio's respective Master Funds (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.
71

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*	DFA International Real Estate Securities Portfolio(a)	DFA International Small Cap Value Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $282, $56 and $9,002, respectively)	$536	$1,726	$501	$103,141
Interest	1	7	72	919
Income from Securities Lending	1	240	13	9,747
Expenses Allocated from Affiliated Investment Companies	(23)	(83)	—	—
Total Investment Income	515	1,890	586	113,807
Expenses
Investment Advisory Services Fees	—	—	48	24,562
Administrative Services Fees	76	240	—	—
Accounting & Transfer Agent Fees	7	7	8	411
Custodian Fees	—	—	11	721
Legal Fees	—	—	—	25
Audit Fees	1	1	—	31
Filing Fees	8	10	—	109
Shareholders' Reports	1	1	—	66
Directors'/Trustees' Fees & Expenses	—	—	1	36
Organizational and Offering Costs	—	—	1	—
Other	1	1	—	80
Total Expenses	94	260	69	26,041
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	(5)	20	—	—
Net Expenses	89	280	69	26,041
Net Investment Income (Loss)	426	1,610	517	87,766
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	1,178	5,432	—	275,191
Foreign Currency Transactions	1	5	19	724
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,995	18,555	2,295	918,595
Translation of Foreign Currency Denominated Amounts	(1)	(2)	(8)	(847)
Net Realized and Unrealized Gain (Loss)	5,173	23,990	2,306	1,193,663
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,599	$25,600	$2,823	$1,281,429

*  Investment Income and Net Realized and Unrealized Gains (Losses) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Companies).

(a)  The Portfolio commenced operations on March 1, 2007.

See accompanying Notes to Financial Statements.
72

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*	Emerging Markets Core Equity Portfolio	DFA One-Year Fixed Income Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Company	—	—	—	$69,351
Dividends (Net of Foreign Taxes Withheld of $3,210, $781, $1,162, and $0, respectively)	$34,844	$11,804	$13,157	—
Interest	233	110	212	—
Income from Securities Lending	1,086	711	508	—
Expenses Allocated from Affiliated Investment Companies	(2,415)	(1,507)	—	—
Total Investment Income	33,748	11,118	13,877	69,351
Expenses
Investment Advisory Services Fees	—	—	2,899	—
Administrative Services Fees	5,194	2,206	—	1,421
Accounting & Transfer Agent Fees	23	13	68	24
Custodian Fees	—	—	441	—
Legal Fees	11	3	2	10
Audit Fees	1	1	6	1
Filing Fees	25	27	29	56
Shareholders' Reports	35	11	3	27
Directors'/Trustees' Fees & Expenses	14	4	3	16
Other	7	3	19	9
Total Expenses	5,310	2,268	3,470	1,564
Net Investment Income (Loss)	28,438	8,850	10,407	67,787
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	26,667	35,487	2,165	(482)
Foreign Currency Transactions	142	(135)	(167)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	499,552	224,960	237,306	6,883
Translation of Foreign Currency Denominated Amounts	122	55	21	—
Deferred Thailand Capital Gains Tax	(256)	(127)	(169)	—
Net Realized and Unrealized Gain (Loss)	526,227	260,240	239,156	6,401
Net Increase (Decrease) in Net Assets Resulting from Operations	$554,665	$269,090	$249,563	$74,188

*  Investment Income and Net Realized and Unrealized Gains (Losses) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.
73

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	DFA Two-Year Global Fixed Income Portfolio	DFA Five-Year Government Portfolio	DFA Five-Year Global Fixed Income Portfolio	DFA Intermediate Government Fixed Income Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Company	$9,959	—	—	—
Interest	—	$25,685	$41,437	$23,709
Total Investment Income	9,959	25,685	41,437	23,709
Expenses
Investment Advisory Services Fees	—	1,000	3,265	490
Administrative Services Fees	1,284	—	—	—
Accounting & Transfer Agent Fees	22	63	150	62
Custodian Fees	—	6	127	5
Legal Fees	10	4	9	3
Audit Fees	1	5	11	3
Filing Fees	48	30	70	34
Shareholders' Reports	28	14	27	7
Directors'/Trustees' Fees & Expenses	15	6	14	4
Other	9	7	19	7
Total Expenses	1,417	1,135	3,692	615
Net Investment Income (Loss)	8,542	24,550	37,745	23,094
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Company Shares Sold	(41)	—	(6,366)	—
Foreign Currency Transactions	—	—	(4,089)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Company Shares and Foreign Currency	50,653	275	(50,234)	(22,013)
Translation of Foreign Currency Denominated Amounts	—	—	77,237	—
Net Realized and Unrealized Gain (Loss)	50,612	275	16,548	(22,013)
Net Increase (Decrease) in Net Assets Resulting from Operations	$59,154	$24,825	$54,293	$1,081

See accompanying Notes to Financial Statements.
74

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	DFA Inflation-Protected Securities Portfolio	DFA Short-Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio(a)
Investment Income
Interest	$1,394	$12,388	$128
Total Investment Income	1,394	12,388	128
Expenses
Investment Advisory Services Fees	25	764	7
Accounting & Transfer Agent Fees	13	50	4
Custodian Fees	1	5	—
Legal Fees	1	3	—
Audit Fees	—	3	—
Filing Fees	1	24	—
Shareholders' Reports	10	5	—
Directors'/Trustees' Fees & Expenses	1	4	—
Organizational and Offering Costs	18	—	3
Other	—	7	—
Total Expenses	70	865	14
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	(22)	—	(3)
Net Expenses	48	865	11
Net Investment Income (Loss)	1,346	11,523	117
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	—	—	(2)
Change in Unrealized Appreciation (Depreciation) of
Investment Securities and Foreign Currency	(1,444)	226	(21)
Net Realized and Unrealized Gain (Loss)	(1,444)	226	(23)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(98)	$11,749	$94

(a)  The Portfolio commenced operations on April 2, 2007.

See accompanying Notes to Financial Statements.
75

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Large Company Portfolio		Enhanced U.S. Large Company Portfolio		U.S. Large Cap Value Portfolio		U.S. Targeted Value Portfolio
	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$29,012	$45,195	$1,163	$3,907	$17,720	$82,268	$1,515	$2,256
Capital Gain Distributions Received from Affiliated Investment Companies	—	—	26,076	4,136	346,023	138,196	26,668	16,223
Net Realized Gain (Loss) on: Investment Securities Sold/Affiliated Investment Companies Shares Sold	(5,301)	(8,405)	(284)	277	(940)	1,724	872	250
Futures	2,353	2,338	—	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of: Investment Securities/Affiliated Investment Companies Shares	277,978	297,153	8,428	32,933	522,531	642,594	(7,452)	14,804
Futures	918	(1,669)	—	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	304,960	334,612	35,383	41,253	885,334	864,782	21,603	33,533
Distributions From:
Net Investment Income	(26,628)	(41,748)	(3,073)	(5,651)	(42,430)	(71,162)	(932)	(2,666)
Net Short-Term Gains	—	—	(11,623)	—	(10,685)	(9,775)	(5,313)	(4,163)
Net Long-Term Gains	—	—	(1,991)	—	(127,166)	(1,645)	(11,902)	(10,180)
Total Distributions	(26,628)	(41,748)	(16,687)	(5,651)	(180,281)	(82,582)	(18,147)	(17,009)
Capital Share Transactions (1):
Shares Issued	441,593	832,648	50,340	105,090	1,344,742	2,237,439	160,246	49,909
Shares Issued in Lieu of Cash Distributions	24,788	39,758	16,120	5,584	162,200	72,993	15,692	13,833
Shares Redeemed	(265,793)	(384,587)	(36,924)	(112,603)	(512,179)	(728,629)	(36,547)	(37,523)
Net Increase (Decrease) from Capital Share Transactions	200,588	487,819	29,536	(1,929)	994,763	1,581,803	139,391	26,219
Total Increase (Decrease) in Net Assets	478,920	780,683	48,232	33,673	1,699,816	2,364,003	142,847	42,743
Net Assets
Beginning of Period	2,868,811	2,088,128	347,216	313,543	6,410,086	4,046,083	215,338	172,595
End of Period	$3,347,731	$2,868,811	$395,448	$347,216	$8,109,902	$6,410,086	$358,185	$215,338
(1) Shares Issued and Redeemed:
Shares Issued	10,421	21,866	4,648	10,401	51,608	96,122	8,654	2,870
Shares Issued in Lieu of Cash Distributions	598	1,066	1,521	570	6,434	3,257	916	876
Shares Redeemed	(6,274)	(10,136)	(3,414)	(11,186)	(19,765)	(31,524)	(2,024)	(2,182)
	4,745	12,796	2,755	(215)	38,277	67,855	7,546	1,564
Accumulated Net Investment Income (Loss) at End of Period	$15,109	$12,725	$(276)	$1,634	$(2,920)	$21,790	$808	$225

See accompanying Notes to Financial Statements.
76

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Small Cap Value Portfolio		U.S. Core Equity 1 Portfolio		U.S. Core Equity 2 Portfolio		U.S. Vector Equity Portfolio
	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Dec. 30, 2005(a) to Nov. 30, 2006
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$6,320	$72,762	$6,497	$5,932	$13,589	$9,455	$3,634	$2,530
Capital Gain Distributions Received from Affiliated Investment Company	875,446	658,949	—	—	—	—	—	—
Net Realized Gain (Loss) on Investment Securities Sold/Affiliated Investment Company Shares Sold	(11,686)	(4,180)	4,921	1,503	8,364	2,921	2,829	6,315
Change in Unrealized Appreciation (Depreciation) of Investment Securities/ Affiliated Investment Company Shares	46,903	697,484	80,794	52,372	180,153	95,057	59,099	35,256
Net Increase (Decrease) in Net Assets Resulting from Operations	916,983	1,425,015	92,212	59,807	202,106	107,433	65,562	44,101
Distributions From:
Net Investment Income	(22,194)	(58,998)	(3,154)	(5,955)	(5,734)	(9,388)	(2,661)	(1,296)
Net Short-Term Gains	(72,477)	(34,788)	(578)	(13)	(1,624)	(20)	(6,329)	—
Net Long-Term Gains	(592,599)	(507,342)	(1,040)	—	(1,516)	—	—	—
Total Distributions	(687,270)	(601,128)	(4,772)	(5,968)	(8,874)	(9,408)	(8,990)	(1,296)
Capital Share Transactions (1):
Shares Issued	1,239,644	1,772,199	299,846	487,106	1,078,111	957,339	362,437	388,675
Shares Issued in Lieu of Cash Distributions	662,097	575,437	4,672	5,909	8,732	9,288	8,920	1,293
Shares Redeemed	(776,303)	(1,357,479)	(22,124)	(18,175)	(51,186)	(30,420)	(37,048)	(29,461)
Net Increase (Decrease) from Capital Share Transactions	1,125,438	990,157	282,394	474,840	1,035,657	936,207	334,309	360,507
Total Increase (Decrease) in Net Assets	1,355,151	1,814,044	369,834	528,679	1,228,889	1,034,232	390,881	403,312
Net Assets
Beginning of Period	8,738,278	6,924,234	652,270	123,591	1,216,310	182,078	403,312	—
End of Period	$10,093,429	$8,738,278	$1,022,104	$652,270	$2,445,199	$1,216,310	$794,193	$403,312
(1) Shares Issued and Redeemed:
Shares Issued	40,587	60,848	25,334	45,767	89,084	88,583	30,162	36,777
Shares Issued in Lieu of Cash Distributions	22,633	21,722	403	550	744	852	765	121
Shares Redeemed	(25,473)	(46,827)	(1,851)	(1,697)	(4,222)	(2,811)	(3,079)	(2,696)
	37,747	35,743	23,886	44,620	85,606	86,624	27,848	34,202
Accumulated Net Investment Income (Loss) at End of Period	$(7,480)	$8,394	$3,709	$366	$8,436	$581	$2,249	$1,276

See accompanying Notes to Financial Statements.
77

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Small Cap Portfolio		U.S. Micro Cap Portfolio		DFA Real Estate Securities Portfolio		Large Cap International Portfolio
	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,536	$24,118	$3,819	$28,402	$31,013	$50,355	$29,064	$35,857
Capital Gain Distributions Received from: Affiliated Investment Companies	216,208	170,953	436,439	409,412	—	—	—	—
Investment Securities	—	—	—	—	17,486	17,858	—	—
Net Realized Gain (Loss) on: Investment Securities Sold/Affiliated Investment Companies Shares Sold	(1,390)	(5,181)	(1,094)	(7,358)	109,941	75,136	7,531	16,379
Foreign Currency Transactions	—	—	—	—	—	—	90	17
Change in Unrealized Appreciation (Depreciation) of: Investment Securities/Affiliated Investment Companies Shares and Foreign Currency	73,804	233,973	(37,841)	160,973	(127,192)	610,102	211,735	286,181
Translation of Foreign Currency Denominated Amounts	—	—	—	—	—	—	(128)	147
Net Increase (Decrease) in Net Assets Resulting from Operations	292,158	423,863	401,323	591,429	31,248	753,451	248,292	338,581
Distributions From:
Net Investment Income	(11,355)	(18,099)	(13,557)	(20,854)	(30,675)	(79,145)	(5,766)	(40,654)
Net Short-Term Gains	(34,803)	(31,411)	(62,657)	(72,770)	(2,939)	—	—	—
Net Long-Term Gains	(134,722)	(117,599)	(324,224)	(208,506)	(70,533)	(28,912)	—	—
Total Distributions	(180,880)	(167,109)	(400,438)	(302,130)	(104,147)	(108,057)	(5,766)	(40,654)
Capital Share Transactions (1):
Shares Issued	418,130	724,661	658,947	1,028,184	579,213	711,130	229,421	389,496
Shares Issued in Lieu of Cash Distributions	177,397	164,466	389,164	289,242	102,212	105,884	5,433	37,524
Shares Redeemed	(251,825)	(490,352)	(490,170)	(732,233)	(403,958)	(462,032)	(129,466)	(177,163)
Net Increase (Decrease) from Capital Share Transactions	343,702	398,775	557,941	585,193	277,467	354,982	105,388	249,857
Total Increase (Decrease) in Net Assets	454,980	655,529	558,826	874,492	204,568	1,000,376	347,914	547,784
Net Assets
Beginning of Period	3,297,199	2,641,670	4,824,003	3,949,511	2,837,026	1,836,650	1,673,239	1,125,455
End of Period	$3,752,179	$3,297,199	$5,382,829	$4,824,003	$3,041,594	$2,837,026	$2,021,153	$1,673,239
(1) Shares Issued and Redeemed:
Shares Issued	19,145	34,475	41,299	65,144	17,443	24,946	9,194	18,097
Shares Issued in Lieu of Cash Distributions	8,367	8,437	25,155	19,632	3,200	3,849	225	1,796
Shares Redeemed	(11,469)	(23,449)	(30,661)	(46,421)	(12,212)	(16,184)	(5,173)	(8,223)
	16,043	19,463	35,793	38,355	8,431	12,611	4,246	11,670
Accumulated Net Investment Income (Loss) at End of Period	$(3,008)	$4,811	$(5,269)	$4,469	$129	$(209)	$22,280	$(1,125)

See accompanying Notes to Financial Statements.
78

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	International Core Equity Portfolio		International Small Company Portfolio		Japanese Small Company Portfolio		Asia Pacific Small Company Portfolio
	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$19,854	$10,384	$59,464	$76,419	$1,786	$2,264	$1,399	$2,007
Net Realized Gain (Loss) on: Investment Securities Sold	4,859	2,392	177,032	164,696	(548)	(2,237)	(170)	(863)
Foreign Currency Transactions	(21)	(150)	622	(124)	(6)	(10)	67	(40)
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	153,543	96,717	604,623	653,248	3,085	(6,622)	25,874	16,555
Translation of Foreign Currency Denominated Amounts	(58)	21	(402)	329	(49)	30	(2)	1
Net Increase (Decrease) in Net Assets Resulting from Operations	178,177	109,364	841,339	894,568	4,268	(6,575)	27,168	17,660
Distributions From:
Net Investment Income	(2,567)	(9,763)	(40,000)	(72,041)	(1,169)	(2,258)	(1,402)	(1,662)
Net Short-Term Gains	(2,252)	—	(28,033)	(13,690)	—	—	—	—
Net Long-Term Gains	(205)	—	(129,328)	(118,813)	—	—	—	—
Total Distributions	(5,024)	(9,763)	(197,361)	(204,544)	(1,169)	(2,258)	(1,402)	(1,662)
Capital Share Transactions (1):
Shares Issued	590,037	641,548	536,930	1,415,453	66,555	58,289	31,277	23,659
Shares Issued in Lieu of Cash Distributions	4,837	9,439	189,175	194,947	1,165	2,247	1,365	1,630
Shares Redeemed	(46,593)	(20,760)	(342,506)	(479,584)	(20,197)	(52,741)	(9,213)	(8,677)
Net Increase (Decrease) from Capital Share Transactions	548,281	630,227	383,599	1,130,816	47,523	7,795	23,429	16,612
Total Increase (Decrease) in Net Assets	721,434	729,828	1,027,577	1,820,840	50,622	(1,038)	49,195	32,610
Net Assets
Beginning of Period	851,077	121,249	4,546,071	2,725,231	168,957	169,995	71,537	38,927
End of Period	$1,572,511	$851,077	$5,573,648	$4,546,071	$219,579	$168,957	$120,732	$71,537
(1) Shares Issued and Redeemed:
Shares Issued	42,831	55,322	26,427	80,962	3,789	3,085	1,422	1,385
Shares Issued in Lieu of Cash Distributions	371	820	9,938	11,924	67	122	68	103
Shares Redeemed	(3,370)	(1,765)	(16,837)	(27,283)	(1,156)	(2,859)	(425)	(505)
	39,832	54,377	19,528	65,603	2,700	348	1,065	983
Accumulated Net Investment Income (Loss) at End of Period	$17,976	$860	$31,850	$11,888	$1,090	$489	$187	$163

See accompanying Notes to Financial Statements.
79

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	United Kingdom Small Company Portfolio		Continental Small Company Portfolio		DFA International Real Estate Securities Portfolio		DFA International Small Cap Value Portfolio
	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	March 1, 2007(a) to May 31, 2007	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)		(Unaudited)		(Unaudited)	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$426	$552	$1,610	$1,251	$517	$87,766	$100,905
Net Realized Gain (Loss) on:
Investment Securities Sold	1,178	1,355	5,432	2,501	—	275,191	407,891
Foreign Currency Transactions	1	10	5	—	19	724	944
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	3,995	7,425	18,555	22,126	2,295	918,595	940,331
Translation of Foreign Currency Denominated Amounts	(1)	—	(2)	6	(8)	(847)	622
Net Increase (Decrease) in Net Assets Resulting from Operations	5,599	9,342	25,600	25,884	2,823	1,281,429	1,450,693
Distributions From:
Net Investment Income	(583)	(594)	(335)	(1,315)	—	(76,783)	(99,195)
Net Short-Term Gains	(217)	(167)	(549)	(152)	—	(22,039)	(25,926)
Net Long-Term Gains	(1,092)	(851)	(1,842)	(5,105)	—	(365,355)	(160,786)
Total Distributions	(1,892)	(1,612)	(2,726)	(6,572)	—	(464,177)	(285,907)
Capital Share Transactions (1):
Shares Issued	8,225	4,976	59,113	23,819	120,539	1,122,207	1,837,883
Shares Issued in Lieu of Cash Distributions	1,891	1,611	2,674	6,468	—	443,050	270,084
Shares Redeemed	(2,824)	(3,087)	(8,196)	(11,399)	(561)	(613,882)	(668,114)
Net Increase (Decrease) from Capital Share Transactions	7,292	3,500	53,591	18,888	119,978	951,375	1,439,853
Total Increase (Decrease) in Net Assets	10,999	11,230	76,465	38,200	122,801	1,768,627	2,604,639
Net Assets
Beginning of Period	31,808	20,578	90,261	52,061	—	6,733,067	4,128,428
End of Period	$42,807	$31,808	$166,726	$90,261	$122,801	$8,501,694	$6,733,067
(1) Shares Issued and Redeemed:
Shares Issued	243	178	2,564	1,338	11,445	49,678	94,173
Shares Issued in Lieu of Cash Distributions	59	65	131	429	—	21,410	15,209
Shares Redeemed	(83)	(113)	(365)	(657)	(53)	(27,520)	(34,273)
	219	130	2,330	1,110	11,392	43,568	75,109
Accumulated Net Investment Income (Loss) at End of Period	$(146)	$—	$1,248	$(32)	$536	$26,973	$14,322

See accompanying Notes to Financial Statements.
80

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Emerging Markets Portfolio		Emerging Markets Small Cap Portfolio		Emerging Markets Core Equity Portfolio		DFA One-Year Fixed Income Portfolio
	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$28,438	$44,476	$8,850	$12,622	$10,407	$9,949	$67,787	$88,286
Net Realized Gain (Loss) on: Investment Securities Sold	26,667	27,573	35,487	56,591	2,165	3,174	(482)	(5,010)
Foreign Currency Transactions	142	(570)	(135)	(457)	(167)	(915)	—	—
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	499,552	471,238	224,960	149,128	237,306	134,318	6,883	19,409
Translation of Foreign Currency Denominated Amounts	122	(23)	55	5	21	18	—	—
Deferred Thailand Capital Gains Tax	(256)	883	(127)	(387)	(169)	(380)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	554,665	543,577	269,090	217,502	249,563	146,164	74,188	102,685
Distributions From:
Net Investment Income	(12,357)	(53,784)	(2,899)	(11,250)	(4,143)	(8,470)	(68,439)	(88,029)
Net Short-Term Gains	—	—	(5,937)	(3,016)	(1,657)	(80)	—	—
Net Long-Term Gains	(14,375)	—	(46,706)	(8,357)	(1,602)	—	—	—
Total Distributions	(26,732)	(53,784)	(55,542)	(22,623)	(7,402)	(8,550)	(68,439)	(88,029)
Capital Share Transactions (1):
Shares Issued	306,429	660,484	183,354	275,906	374,207	545,478	1,144,658	1,537,273
Shares Issued in Lieu of Cash Distributions	22,033	43,208	50,513	20,057	7,253	8,399	66,785	86,450
Shares Redeemed	(241,363)	(653,681)	(101,726)	(134,272)	(126,935)	(87,918)	(533,558)	(1,173,712)
Net Increase (Decrease) from Capital Share Transactions	87,099	50,011	132,141	161,691	254,525	465,959	677,885	450,011
Total Increase (Decrease) in Net Assets	615,032	539,804	345,689	356,570	496,686	603,573	683,634	464,667
Net Assets
Beginning of Period	2,344,990	1,805,186	838,948	482,378	822,136	218,563	2,418,551	1,953,884
End of Period	$2,960,022	$2,344,990	$1,184,637	$838,948	$1,318,822	$822,136	$3,102,185	$2,418,551
(1) Shares Issued and Redeemed:
Shares Issued	11,265	29,503	9,858	18,155	22,919	41,437	112,267	151,526
Shares Issued in Lieu of Cash Distributions	857	2,071	2,944	1,441	473	655	6,569	8,532
Shares Redeemed	(8,813)	(30,000)	(5,436)	(8,956)	(7,348)	(6,704)	(52,357)	(115,658)
	3,309	1,574	7,366	10,640	16,044	35,388	66,479	44,400
Accumulated Net Investment Income (Loss) at End of Period	$19,276	$3,623	$6,294	$935	$6,442	$1,260	$(259)	$393

See accompanying Notes to Financial Statements.
81

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA Two-Year Global Fixed Income Portfolio		DFA Five-Year Government Portfolio		DFA Five-Year Global Fixed Income Portfolio		DFA Intermediate Government Fixed Income Portfolio
	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$8,542	$15,882	$24,550	$38,415	$37,745	$55,362	$23,094	$30,134
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Company Shares Sold	(41)	(1,259)	—	(14,641)	(6,366)	(28,108)	—	272
Foreign Currency Transactions	—	—	—	—	(4,089)	8,867	—	—
Change in Unrealized Appreciation (Depreciation) of: Investment Securities/Affiliated Investment Company Shares and Foreign Currency	50,653	81,636	275	13,579	(50,234)	88,329	(22,013)	9,248
Translation of Foreign Currency Denominated Amounts	—	—	—	—	77,237	(42,594)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	59,154	96,259	24,825	37,353	54,293	81,856	1,081	39,654
Distributions From:
Net Investment Income	(17,337)	(28,485)	(22,396)	(34,242)	(6,129)	(54,715)	(20,295)	(25,780)
Net Short-Term Gains	—	—	—	—	—	—	—	(43)
Net Long-Term Gains	—	—	—	—	—	—	(311)	(2,647)
Return of Capital	—	—	—	—	—	(4,812)	—	—
Total Distributions	(17,337)	(28,485)	(22,396)	(34,242)	(6,129)	(59,527)	(20,606)	(28,470)
Capital Share Transactions (1):
Shares Issued	562,475	873,041	235,036	404,371	643,643	1,042,354	259,689	462,820
Shares Issued in Lieu of Cash Distributions	17,196	28,271	21,885	33,604	5,893	57,853	18,610	25,656
Shares Redeemed	(271,383)	(538,333)	(121,001)	(257,812)	(197,389)	(434,545)	(41,489)	(91,806)
Net Increase (Decrease) from Capital Share Transactions	308,288	362,979	135,920	180,163	452,147	665,662	236,810	396,670
Total Increase (Decrease) in Net Assets	350,105	430,753	138,349	183,274	500,311	687,991	217,285	407,854
Net Assets
Beginning of Period	2,423,622	1,992,869	932,121	748,847	2,387,784	1,699,793	871,392	463,538
End of Period	$2,773,727	$2,423,622	$1,070,470	$932,121	$2,888,095	$2,387,784	$1,088,677	$871,392
(1) Shares Issued and Redeemed:
Shares Issued	55,027	87,913	22,665	39,056	60,574	100,867	23,863	41,320
Shares Issued in Lieu of Cash Distributions	1,701	2,892	2,124	3,260	560	5,639	1,648	2,296
Shares Redeemed	(26,597)	(54,202)	(11,677)	(24,883)	(18,608)	(42,022)	(4,562)	(8,199)
	30,131	36,603	13,112	17,433	42,526	64,484	20,949	35,417
Accumulated Net Investment Income (Loss) at End of Period	$(1,279)	$7,516	$13,080	$10,926	$79,702	$43,308	$12,307	$9,508

See accompanying Notes to Financial Statements.
82

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA Inflation-Protected Securities Portfolio		DFA Short-Term Municipal Bond Portfolio		DFA California Short-Term Municipal Bond Portfolio
	Six Months Ended May 31, 2007	Sept. 18, 2006(a) to Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	April 2, 2007(a) to May 31, 2007
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,346	$48	$11,523	$16,753	$117
Net Realized Gain (Loss) on Investment Securities Sold	—	—	—	—	(2)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(1,444)	470	226	1,352	(21)
Net Increase (Decrease) in Net Assets Resulting from Operations	(98)	518	11,749	18,105	94
Distributions From:
Net Investment Income	(85)	—	(11,262)	(16,050)	(40)
Total Distributions	(85)	—	(11,262)	(16,050)	(40)
Capital Share Transactions (1):
Shares Issued	32,515	35,082	257,634	315,794	32,682
Shares Issued in Lieu of Cash Distributions	85	—	10,980	15,654	40
Shares Redeemed	(1,525)	(1,301)	(120,749)	(147,104)	(735)
Net Increase (Decrease) from Capital Share Transactions	31,075	33,781	147,865	184,344	31,987
Total Increase (Decrease) in Net Assets	30,892	34,299	148,352	186,399	32,041
Net Assets
Beginning of Period	34,299	—	697,942	511,543	—
End of Period	$65,191	$34,299	$846,294	$697,942	$32,041
(1) Shares Issued and Redeemed:
Shares Issued	3,227	3,495	25,750	31,649	3,267
Shares Issued in Lieu of Cash Distributions	8	—	1,099	1,571	4
Shares Redeemed	(151)	(128)	(12,065)	(14,747)	(73)
	3,084	3,367	14,784	18,473	3,198
Accumulated Net Investment Income (Loss) at End of Period	$1,317	$56	$2,148	$1,887	$77

See accompanying Notes to Financial Statements.
83

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

U.S. Large Company Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$41.24	$36.79	$34.59	$31.16	$27.56	$33.51
Income From Investment Operations
Net Investment Income (Loss)	0.40	(A)	0.71	(A)	0.60	0.61	0.47	0.42
Net Gains (Losses) on Securities (Realized and Unrealized)	3.79	4.41	2.28	3.31	3.57	(5.95)
Total From Investment Operations	4.19	5.12	2.88	3.92	4.04	(5.53)
Less Distributions
Net Investment Income	(0.38)	(0.67)	(0.68)	(0.49)	(0.44)	(0.42)
Net Realized Gains	—	—	—	—	—	—
Total Distributions	(0.38)	(0.67)	(0.68)	(0.49)	(0.44)	(0.42)
Net Asset Value, End of Period	$45.05	$41.24	$36.79	$34.59	$31.16	$27.56
Total Return	10.23	%(C)	14.12%	8.41%	12.68%	14.90%	(16.64)%
Net Assets, End of Period (thousands)	$3,347,731	$2,868,811	$2,088,128	$1,440,869	$1,017,265	$775,769
Ratio of Expenses to Average Net Assets (D)	0.15	%(B)	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.15	%(B)	0.19%	0.30%	0.30%	0.30%	0.30%
Ratio of Net Investment Income to Average Net Assets	1.90	%(B)	1.85%	1.78%	1.92%	1.66%	1.43%

Enhanced U.S. Large Company Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$10.95	$9.82	$9.35	$8.42	$7.41	$8.91
Income From Investment Operations
Net Investment Income (Loss)	0.03	(A)	0.12	(A)	0.29	0.09	0.10	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	1.02	1.19	0.37	0.94	1.02	(1.52)
Total From Investment Operations	1.05	1.31	0.66	1.03	1.12	(1.36)
Less Distributions
Net Investment Income	(0.10)	(0.18)	(0.19)	(0.10)	(0.11)	(0.14)
Net Realized Gains	(0.43)	—	—	—	—	—
Total Distributions	(0.53)	(0.18)	(0.19)	(0.10)	(0.11)	(0.14)
Net Asset Value, End of Period	$11.47	$10.95	$9.82	$9.35	$8.42	$7.41
Total Return	9.97	%(C)	13.52%	7.08%	12.28%	15.39%	(15.40)%
Net Assets, End of Period (thousands)	$395,448	$347,216	$313,543	$221,744	$141,489	$101,329
Ratio of Expenses to Average Net Assets (D)	0.25	%(B)	0.26%	0.34%	0.37%	0.36%	0.37%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.25	%(B)	0.26%	0.34%	0.37%	0.36%	0.37%
Ratio of Net Investment Income to Average Net Assets	0.64	%(B)	1.19%	3.11%	0.95%	1.32%	2.00%

See accompanying Notes to Financial Statements.
84

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

U.S. Large Cap Value Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$25.40	$21.93	$19.37	$16.14	$13.63	$16.97
Income From Investment Operations
Net Investment Income (Loss)	0.06	(A)	0.38	(A)	0.30	0.16	0.20	0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	3.14	3.50	2.49	3.28	2.50	(1.51)
Total From Investment Operations	3.20	3.88	2.79	3.44	2.70	(1.32)
Less Distributions
Net Investment Income	(0.16)	(0.35)	(0.23)	(0.21)	(0.19)	(0.21)
Net Realized Gains	(0.54)	(0.06)	—	—	—	(1.81)
Total Distributions	(0.70)	(0.41)	(0.23)	(0.21)	(0.19)	(2.02)
Net Asset Value, End of Period	$27.90	$25.40	$21.93	$19.37	$16.14	$13.63
Total Return	12.93	%(C)	17.97%	14.49%	21.48%	20.10%	(8.77)%
Net Assets, End of Period (thousands)	$8,109,902	$6,410,086	$4,046,083	$2,630,361	$1,709,428	$1,176,711
Ratio of Expenses to Average Net Assets (D)	0.27	%(B)	0.28%	0.30%	0.32%	0.31%	0.32%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.27	%(B)	0.28%	0.30%	0.32%	0.31%	0.32%
Ratio of Net Investment Income to Average Net Assets	0.50	%(B)	1.64%	1.48%	0.89%	1.46%	1.25%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A	N/A

U.S. Targeted Value Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$18.69	$17.33	$17.09	$15.14	$12.41	$13.03
Income From Investment Operations
Net Investment Income (Loss)	0.09	(A)	0.21	(A)	0.32	0.86	0.05	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	1.56	2.84	1.59	2.88	4.12	0.18
Total From Investment Operations	1.65	3.05	1.91	3.74	4.17	0.25
Less Distributions
Net Investment Income	(0.08)	(0.25)	(0.23)	(0.90)	(0.09)	(0.12)
Net Realized Gains	(1.48)	(1.44)	(1.44)	(0.89)	(1.35)	(0.75)
Total Distributions	(1.56)	(1.69)	(1.67)	(1.79)	(1.44)	(0.87)
Net Asset Value, End of Period	$18.78	$18.69	$17.33	$17.09	$15.14	$12.41
Total Return	9.62	%(C)	19.48%	12.17%	27.36%	38.43%	1.77%
Net Assets, End of Period (thousands)	$358,185	$215,338	$172,595	$159,325	$96,924	$66,954
Ratio of Expenses to Average Net Assets (D)	0.43	%(B)**	0.46%	0.47%	0.50%	0.47%	0.50%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.43	%(B)**	0.46%	0.47%	0.48%	0.48%	0.52%
Ratio of Net Investment Income to Average Net Assets	1.05	%(B)	1.19%	1.91%	0.27%	0.41%	0.73%
Portfolio Turnover Rate	2	%(C)*	N/A	N/A	N/A	N/A	N/A

*  For the period March 30, 2007 through May 31, 2007. Effective March 30, 2007, the U.S. Targeted Value Portfolio invests directly in securities rather than through the Series.

**  Represents the combined ratios for the respective portfolio and for the period December 1, 2006 through March 29, 2007, its respective pro-rata share of its Master Fund Series.

See accompanying Notes to Financial Statements.
85

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003		Year Ended Nov. 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$31.59		$28.74		$27.71		$23.26		$17.70		$21.11
Income From Investment Operations
Net Investment Income (Loss)	0.02	(A)	0.28	(A)	0.29		0.30		0.08		0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	2.98		5.06		2.66		5.73		7.21		0.19
Total From Investment Operations	3.00		5.34		2.95		6.03		7.29		0.27
Less Distributions
Net Investment Income	(0.08)		(0.23)		(0.26)		(0.38)		(0.07)		(0.12)
Net Realized Gains	(2.40)		(2.26)		(1.66)		(1.20)		(1.66)		(3.56)
Total Distributions	(2.48)		(2.49)		(1.92)		(1.58)		(1.73)		(3.68)
Net Asset Value, End of Period	$32.11		$31.59		$28.74		$27.71		$23.26		$17.70
Total Return	10.27	%(C)	20.29%		11.32%		27.46%		45.92%		0.71%
Net Assets, End of Period (thousands)	$10,093,429		$8,738,278		$6,924,234		$5,795,166		$4,209,747		$2,972,651
Ratio of Expenses to Average Net Assets	0.53	%(B)(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)	0.56	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.53	%(B)(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)	0.56	%(D)
Ratio of Net Investment Income to Average Net Assets	0.14	%(B)	0.94%		1.04%		0.04%		0.46%		0.42%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

U.S. Core Equity 1 Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	For the Period Sept. 15, 2005(a) to Nov. 30, 2005
(Unaudited)
Net Asset Value, Beginning of Period	$11.50	$10.22	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.09	(A)	0.17	(A)	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	1.17	1.28	0.19
Total From Investment Operations	1.26	1.45	0.22
Less Distributions
Net Investment Income	(0.05)	(0.17)	—
Net Realized Gains	(0.03)	—	—
Total Distributions	(0.08)	(0.17)	—
Net Asset Value, End of Period	$12.68	$11.50	$10.22
Total Return	10.99	%(C)	14.35%	2.20	%(C)
Net Assets, End of Period (thousands)	$1,022,104	$652,270	$123,591
Ratio of Expenses to Average Net Assets	0.20	%(B)	0.23%	0.23	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.20	%(B)	0.23%	0.37	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.55	%(B)	1.52%	1.85	%(B)(E)
Portfolio Turnover Rate	6	%(C)	6%	0	%(C)

See accompanying Notes to Financial Statements.
86

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	For the Period Sept. 15, 2005(a) to Nov. 30, 2005	Six Months Ended May 31, 2007	For the Period Dec. 30, 2005(a) to Nov. 30, 2006
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$11.65	$10.24	$10.00	$11.79	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.10	(A)	0.17	(A)	0.03	0.08	(A)	0.13	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	1.20	1.40	0.21	1.18	1.73
Total From Investment Operations	1.30	1.57	0.24	1.26	1.86
Less Distributions
Net Investment Income	(0.05)	(0.16)	—	(0.07)	(0.07)
Net Realized Gains	(0.03)	—	—	(0.18)	—
Tax Return of Capital	—	—	—	—	—
Total Distributions	(0.08)	(0.16)	—	(0.25)	(0.07)
Net Asset Value, End of Period	$12.87	$11.65	$10.24	$12.80	$11.79
Total Return	11.17	%(C)	15.50%	2.40	%(C)	10.84	%(C)	18.65	%(C)
Net Assets, End of Period (thousands)	$2,445,199	$1,216,310	$182,078	$794,193	$403,312
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.26%	0.26	%(B)(E)	0.36	%(B)	0.36	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.23	%(B)	0.26%	0.38	%(B)(E)	0.33	%(B)	0.39	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.58	%(B)	1.55%	1.92	%(B)(E)	1.25	%(B)	1.24	%(B)(E)
Portfolio Turnover Rate	2	%(C)	5%	0	%(C)	2	%(C)	24	%(C)

	U.S. Small Cap Portfolio
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003		Year Ended Nov. 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$22.46		$20.75		$19.13		$16.52		$11.97		$14.43
Income From Investment Operations
Net Investment Income (Loss)	0.02	(A)	0.17	(A)	0.15		0.05		0.06		0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	1.81		2.84		1.75		2.67		4.65		(1.16)
Total From Investment Operations	1.83		3.01		1.90		2.72		4.71		(1.09)
Less Distributions
Net Investment Income	(0.08)		(0.13)		(0.13)		(0.10)		(0.07)		(0.08)
Net Realized Gains	(1.16)		(1.17)		(0.15)		—		(0.09)		(1.29)
Tax Return of Capital	—		—		—		(0.01)		—		—
Total Distributions	(1.24)		(1.30)		(0.28)		(0.11)		(0.16)		(1.37)
Net Asset Value, End of Period	$23.05		$22.46		$20.75		$19.13		$16.52		$11.97
Total Return	8.61	%(C)	15.49%		10.04%		16.59%		39.89%		(8.73)%
Net Assets, End of Period (thousands)	$3,752,179		$3,297,199		$2,641,670		$2,137,970		$1,134,027		$646,872
Ratio of Expenses to Average Net Assets	0.38	%(B)(D)	0.38	%(D)	0.40	%(D)	0.41	%(D)	0.42	%(D)	0.41	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.38	%(B)(D)	0.38	%(D)	0.40	%(D)	0.41	%(D)	0.42	%(D)	0.41	%(D)
Ratio of Net Investment Income to Average Net Assets	0.20	%(B)	0.82%		0.78%		0.22%		0.52%		0.47%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

See accompanying Notes to Financial Statements.
87

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Micro Cap Portfolio
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003		Year Ended Nov. 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$16.83		$15.91		$15.06		$13.34		$9.07		$11.09
Income From Investment Operations
Net Investment Income (Loss)	0.01	(A)	0.10	(A)	0.07		0.19		0.03		0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	1.26		2.04		1.43		1.93		4.40		(0.29)
Total From Investment Operations	1.27		2.14		1.50		2.12		4.43		(0.26)
Less Distributions
Net Investment Income	(0.05)		(0.08)		(0.06)		(0.22)		(0.02)		(0.05)
Net Realized Gains	(1.35)		(1.14)		(0.59)		(0.18)		(0.14)		(1.71)
Total Distributions	(1.40)		(1.22)		(0.65)		(0.40)		(0.16)		(1.76)
Net Asset Value, End of Period	$16.70		$16.83		$15.91		$15.06		$13.34		$9.07
Total Return	8.16	%(C)	14.52%		10.33%		16.34%		49.69%		(3.31)%
Net Assets, End of Period (thousands)	$5,382,829		$4,824,003		$3,949,511		$3,214,520		$2,622,847		$1,609,472
Ratio of Expenses to Average Net Assets	0.53	%(B)(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)	0.56	%(D)
Ratio of Net Investment Income to Average Net Assets	0.15	%(B)	0.64%		0.48%		0.06%		0.25%		0.24%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

DFA Real Estate Securities Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$33.80	$25.75	$23.02	$18.80	$14.91	$15.02
Income From Investment Operations
Net Investment Income (Loss)	0.35	(A)	0.64	(A)	0.82	0.62	0.64	0.54
Net Gains (Losses) on Securities (Realized and Unrealized)	0.02	8.84	3.33	4.47	4.08	0.18
Total From Investment Operations	0.37	9.48	4.15	5.09	4.72	0.72
Less Distributions
Net Investment Income	(0.36)	(1.02)	(0.86)	(0.71)	(0.75)	(0.75)
Net Realized Gains	(0.88)	(0.41)	(0.56)	(0.16)	(0.08)	(0.08)
Total Distributions	(1.24)	(1.43)	(1.42)	(0.87)	(0.83)	(0.83)
Net Asset Value, End of Period	$32.93	$33.80	$25.75	$23.02	$18.80	$14.91
Total Return	1.19	%(C)	38.23%	18.81%	29.44%	33.48%	5.36%
Net Assets, End of Period (thousands)	$3,041,594	$2,837,026	$1,836,650	$1,308,898	$783,405	$413,264
Ratio of Expenses to Average Net Assets	0.32	%(B)	0.33%	0.37%	0.39%	0.41%	0.42%
Ratio of Net Investment Income to Average Net Assets	2.10	%(B)	2.25%	3.11%	3.61%	4.19%	4.71%
Portfolio Turnover Rate	10	%(C)	10%	3%	6%	2%	2%

See accompanying Notes to Financial Statements.
88

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Large Cap International Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$23.60	$19.00	$17.31	$14.65	$12.10	$13.90
Income From Investment Operations
Net Investment Income (Loss)	0.40	(A)	0.55	(A)	0.44	0.31	0.25	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	2.98	4.68	1.72	2.86	2.51	(1.79)
Total From Investment Operations	3.38	5.23	2.16	3.17	2.76	(1.57)
Less Distributions
Net Investment Income	(0.08)	(0.63)	(0.47)	(0.51)	(0.21)	(0.23)
Net Realized Gains	—	—	—	—	—	—
Total Distributions	(0.08)	(0.63)	(0.47)	(0.51)	(0.21)	(0.23)
Net Asset Value, End of Period	$26.90	$23.60	$19.00	$17.31	$14.65	$12.10
Total Return	14.36	%(C)	28.00%	12.73%	22.09%	23.32%	(11.50)%
Net Assets, End of Period (thousands)	$2,021,153	$1,673,239	$1,125,455	$844,883	$504,123	$337,367
Ratio of Expenses to Average Net Assets	0.29	%(B)	0.29%	0.37%	0.41%	0.43%	0.44%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.29	%(B)	0.29%	0.37%	0.41%	0.43%	0.44%
Ratio of Net Investment Income to Average Net Assets	3.18	%(B)	2.56%	2.41%	2.07%	2.10%	1.74%
Portfolio Turnover Rate	1	%(C)	4%	4%	1%	1%	9%

International Core Equity Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	For the Period Sept. 15, 2005(a) to Nov. 30, 2005
(Unaudited)
Net Asset Value, Beginning of Period	$12.82	$10.07	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.23	(A)	0.28	(A)	0.04	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	1.83	2.71	0.03
Total From Investment Operations	2.06	2.99	0.07
Less Distributions
Net Investment Income	(0.04)	(0.24)	—
Net Realized Gains	(0.04)	—	—
Total Distributions	(0.08)	(0.24)	—
Net Asset Value, End of Period	$14.80	$12.82	$10.07
Total Return	16.08	%(C)	30.06%	0.70	%(C)
Net Assets, End of Period (thousands)	$1,572,511	$851,077	$121,249
Ratio of Expenses to Average Net Assets	0.41	%(B)	0.48%	0.49	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.41	%(B)	0.46%	0.90	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	3.38	%(B)	2.35%	1.89	%(B)(E)
Portfolio Turnover Rate	1	%(C)	2%	0	%(C)

See accompanying Notes to Financial Statements.
89

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

International Small Company Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$19.43	$16.19	$14.12	$11.00	$7.41	$7.67
Income From Investment Operations
Net Investment Income (Loss)	0.24	(A)	0.36	(A)	0.31	(A)	0.22	0.16	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	3.16	4.02	2.38	3.24	3.57	(0.25)
Total From Investment Operations	3.40	4.38	2.69	3.46	3.73	(0.11)
Less Distributions
Net Investment Income	(0.17)	(0.36)	(0.29)	(0.34)	(0.14)	(0.15)
Net Realized Gains	(0.67)	(0.78)	(0.33)	—	—	—
Total Distributions	(0.84)	(1.14)	(0.62)	(0.34)	(0.14)	(0.15)
Net Asset Value, End of Period	$21.99	$19.43	$16.19	$14.12	$11.00	$7.41
Total Return	18.16	%(C)	28.51%	19.74%	32.10%	51.28%	(1.39)%
Net Assets, End of Period (thousands)	$5,573,648	$4,546,071	$2,725,231	$1,658,184	$909,887	$464,578
Ratio of Expenses to Average Net Assets (D)	0.55	%(B)	0.56%	0.64%	0.69%	0.71%	0.71%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.55	%(B)	0.56%	0.64%	0.69%	0.71%	0.71%
Ratio of Net Investment Income to Average Net Assets	2.35	%(B)	2.04%	2.05%	1.82%	1.97%	1.83%

Japanese Small Company Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$17.23	$17.97	$13.99	$10.80	$7.49	$8.42
Income From Investment Operations
Net Investment Income (Loss)	0.16	(A)	0.22	(A)	0.16	(A)	0.22	0.05	0.06
Net Gains (Losses) on Securities (Realized and Unrealized)	0.28	(0.73)	4.00	3.16	3.35	(0.90)
Total From Investment Operations	0.44	(0.51)	4.16	3.38	3.40	(0.84)
Less Distributions
Net Investment Income	(0.11)	(0.23)	(0.18)	(0.19)	(0.09)	(0.09)
Net Realized Gains	—	—	—	—	—	—
Total Distributions	(0.11)	(0.23)	(0.18)	(0.19)	(0.09)	(0.09)
Net Asset Value, End of Period	$17.56	$17.23	$17.97	$13.99	$10.80	$7.49
Total Return	2.56	%(C)	(2.94)%	30.13%	31.79%	46.01%	(9.96)%
Net Assets, End of Period (thousands)	$219,579	$168,957	$169,995	$65,879	$22,713	$51,819
Ratio of Expenses to Average Net Assets (D)	0.58	%(B)	0.61%	0.68%	0.73%	0.75%	0.74%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.58	%(B)	0.58%	0.68%	0.79%	0.85%	0.75%
Ratio of Net Investment Income to Average Net Assets	1.82	%(B)	1.19%	1.03%	1.01%	1.18%	0.76%

See accompanying Notes to Financial Statements.
90

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Asia Pacific Small Company Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$20.26	$15.28	$14.54	$12.10	$7.92	$7.70
Income From Investment Operations
Net Investment Income (Loss)	0.34	(A)	0.64	(A)	0.70	0.50	(0.13)	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	6.06	4.92	0.54	2.58	4.69	0.27
Total From Investment Operations	6.40	5.56	1.24	3.08	4.56	0.51
Less Distributions
Net Investment Income	(0.39)	(0.58)	(0.50)	(0.64)	(0.38)	(0.29)
Net Realized Gains	—	—	—	—	—	—
Total Distributions	(0.39)	(0.58)	(0.50)	(0.64)	(0.38)	(0.29)
Net Asset Value, End of Period	$26.27	$20.26	$15.28	$14.54	$12.10	$7.92
Total Return	32.21	%(C)	37.52%	8.81%	26.73%	60.57%	6.92%
Net Assets, End of Period (thousands)	$120,732	$71,537	$38,927	$26,735	$20,378	$54,185
Ratio of Expenses to Average Net Assets(D)	0.62	%(B)	0.64%	0.74%	0.80%	0.78%	0.79%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Expenses)(D)	0.60	%(B)	0.64%	0.86%	0.96%	0.88%	0.80%
Ratio of Net Investment Income to Average Net Assets	3.07	%(B)	3.68%	3.89%	3.29%	2.87%	3.23%

United Kingdom Small Company Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$32.97	$24.65	$23.47	$19.26	$14.24	$16.23
Income From Investment Operations
Net Investment Income (Loss)	0.38	(A)	0.61	(A)	0.64	(A)	0.48	0.62	0.50
Net Gains (Losses) on Securities (Realized and Unrealized)	4.75	9.61	2.15	4.87	5.26	(1.23)
Total From Investment Operations	5.13	10.22	2.79	5.35	5.88	(0.73)
Less Distributions
Net Investment Income	(0.60)	(0.68)	(0.59)	(1.14)	(0.54)	(0.48)
Net Realized Gains	(1.35)	(1.22)	(1.02)	—	(0.32)	(0.78)
Total Distributions	(1.95)	(1.90)	(1.61)	(1.14)	(0.86)	(1.26)
Net Asset Value, End of Period	$36.15	$32.97	$24.65	$23.47	$19.26	$14.24
Total Return	16.30	%(C)	44.15%	12.35%	29.05%	44.01%	(5.13)%
Net Assets, End of Period (thousands)	$42,807	$31,808	$20,578	$15,816	$12,209	$28,985
Ratio of Expenses to Average Net Assets(D)	0.59	%(B)	0.60%	0.70%	0.74%	0.73%	0.73%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Expenses)(D)	0.62	%(B)	0.67%	0.89%	1.04%	0.96%	0.80%
Ratio of Net Investment Income to Average Net Assets	2.25	%(B)	2.20%	2.70%	2.21%	2.83%	2.55%

See accompanying Notes to Financial Statements.
91

   DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Continental Small Company Portfolio												DFA International Real Estate Securities Portfolio
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003		Year Ended Nov. 30, 2002		For the Period March 1, 2007(a) to May 31, 2007
	(Unaudited)												(Unaudited)
Net Asset Value, Beginning of Period	$20.47		$15.78		$14.12		$12.60		$8.93		$9.96		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.31	(A)	0.31	(A)	0.21		0.17		0.49		0.23		0.08	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	4.58		6.28		2.28		3.64		3.83		0.02		0.70
Total From Investment Operations	4.89		6.59		2.49		3.81		4.32		0.25		0.78
Less Distributions
Net Investment Income	(0.08)		(0.34)		(0.30)		(0.50)		(0.22)		(0.27)		—
Net Realized Gains	(0.54)		(1.56)		(0.53)		(1.79)		(0.43)		(1.01)		—
Total Distributions	(0.62)		(1.90)		(0.83)		(2.29)		(0.65)		(1.28)		—
Net Asset Value, End of Period	$24.74		$20.47		$15.78		$14.12		$12.60		$8.93		$10.78
Total Return	24.48	%(C)	46.33%		18.42%		35.91%		52.10%		2.71%		7.80	%(C)
Net Assets, End of Period (thousands)	$166,726		$90,261		$52,061		$33,839		$24,376		$60,743		$122,801
Ratio of Expenses to Average Net Assets	0.61	%(B)(D)	0.62	%(D)	0.71	%(D)	0.73	%(D)	0.77	%(D)	0.78	%(D)	0.50	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.58	%(B)(D)	0.61	%(D)	0.78	%(D)	0.87	%(D)	0.88	%(D)	0.78	%(D)	0.50	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	2.70	%(B)	1.78%		1.77%		1.56%		2.07%		1.84%		3.75	%(B)(E)
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A		0	%(C)

See accompanying Notes to Financial Statements.
92

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA International Small Cap Value Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$21.71	$17.57	$15.16	$11.52	$7.42	$7.39
Income From Investment Operations
Net Investment Income (Loss)	0.26	(A)	0.36	(A)	0.40	(A)	0.23	0.16	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	3.57	4.95	2.77	3.85	4.09	0.06
Total From Investment Operations	3.83	5.31	3.17	4.08	4.25	0.21
Less Distributions
Net Investment Income	(0.25)	(0.38)	(0.36)	(0.35)	(0.15)	(0.18)
Net Realized Gains	(1.25)	(0.79)	(0.40)	(0.09)	—	—
Total Distributions	(1.50)	(1.17)	(0.76)	(0.44)	(0.15)	(0.18)
Net Asset Value, End of Period	$24.04	$21.71	$17.57	$15.16	$11.52	$7.42
Total Return	18.74	%(C)	31.73%	21.75%	36.34%	58.44%	2.95%
Net Assets, End of Period (thousands)	$8,501,694	$6,733,067	$4,128,428	$2,215,523	$1,095,697	$576,537
Ratio of Expenses to Average Net Assets	0.69	%(B)	0.70%	0.75%	0.78%	0.81%	0.83%
Ratio of Net Investment Income to Average Net Assets	2.33	%(B)	1.85%	2.44%	1.63%	1.75%	1.87%
Portfolio Turnover Rate	7	%(C)	14%	13%	10%	10%	21%

See accompanying Notes to Financial Statements.
93

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Emerging Markets Portfolio
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$25.40		$19.89		$15.61		$11.87	$8.65	$8.62
Income From Investment Operations
Net Investment Income (Loss)	0.30	(A)	0.48	(A)	0.58	(A)	0.27	0.16	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	5.54		5.61		4.13		3.80	3.18	0.05
Total From Investment Operations	5.84		6.09		4.71		4.07	3.34	0.15
Less Distributions
Net Investment Income	(0.13)		(0.58)		(0.43)		(0.33)	(0.12)	(0.12)
Net Realized Gains	(0.16)		—		—		—	—	—
Total Distributions	(0.29)		(0.58)		(0.43)		(0.33)	(0.12)	(0.12)
Net Asset Value, End of Period	$30.95		$25.40		$19.89		$15.61	$11.87	$8.65
Total Return	23.22	%(C)	31.31%		30.65%		34.95%	39.13%	1.71%
Net Assets, End of Period (thousands)	$2,960,022		$2,344,990		$1,805,186		$1,131,778	$594,076	$333,866
Ratio of Expenses to Average Net Assets (D)	0.60	%(B)	0.61%		0.69%		0.74%	0.78%	0.78%
Ratio of Net Investment Income to Average Net Assets	2.20	%(B)	2.13%		3.28%		2.20%	1.79%	1.20%

Emerging Markets Small Cap Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$17.96	$13.37	$11.44	$8.74	$5.89	$5.33
Income From Investment Operations
Net Investment Income (Loss)	0.18	(A)	0.30	(A)	0.27	(A)	0.11	0.10	0.06
Net Gains (Losses) on Securities (Realized and Unrealized)	4.95	4.86	2.37	2.85	2.88	0.54
Total From Investment Operations	5.13	5.16	2.64	2.96	2.98	0.60
Less Distributions
Net Investment Income	(0.06)	(0.26)	(0.22)	(0.19)	(0.07)	(0.04)
Net Realized Gains	(1.13)	(0.31)	(0.49)	(0.07)	(0.06)	—
Total Distributions	(1.19)	(0.57)	(0.71)	(0.26)	(0.13)	(0.04)
Net Asset Value, End of Period	$21.90	$17.96	$13.37	$11.44	$8.74	$5.89
Total Return	30.38	%(C)	39.95%	24.27%	34.55%	51.84%	11.23%
Net Assets, End of Period (thousands)	$1,184,637	$838,948	$482,378	$190,028	$84,353	$26,516
Ratio of Expenses to Average Net Assets (D)	0.77	%(B)	0.81%	0.97%	1.04%	1.12%	1.20%
Ratio of Net Investment Income to Average Net Assets	1.81	%(B)	1.92%	2.21%	1.41%	1.81%	1.31%

See accompanying Notes to Financial Statements.
94

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Emerging Markets Core Equity Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	For the Period April 5, 2005(a) to Nov. 30, 2005
(Unaudited)
Net Asset Value, Beginning of Period	$15.13	$11.54	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.16	(A)	0.27	(A)	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	3.59	3.54	1.51
Total From Investment Operations	3.75	3.81	1.61
Less Distributions
Net Investment Income	(0.08)	(0.22)	(0.07)
Net Realized Gains	(0.06)	—	—
Total Distributions	(0.14)	(0.22)	(0.07)
Net Asset Value, End of Period	$18.74	$15.13	$11.54
Total Return	24.94	%(C)	33.39%	16.12	%(C)
Net Assets, End of Period (thousands)	$1,318,822	$822,136	$218,563
Ratio of Expenses to Average Net Assets	0.66	%(B)	0.74%	1.00	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.66	%(B)	0.72%	1.09	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.98	%(B)	2.02%	1.79	%(B)(E)
Portfolio Turnover Rate	1	%(C)	6%	2	%(C)

	DFA One-Year Fixed Income Portfolio
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003		Year Ended Nov. 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$10.20		$10.14		$10.20		$10.30		$10.39		$10.31
Income From Investment Operations
Net Investment Income (Loss)	0.25	(A)	0.40	(A)	0.28		0.25		0.16		0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	0.02		0.06		(0.05)		(0.10)		0.03		0.08
Total From Investment Operations	0.27		0.46		0.23		0.15		0.19		0.35
Less Distributions
Net Investment Income	(0.25)		(0.40)		(0.29)		(0.25)		(0.16)		(0.27)
Net Realized Gains	—		—		—		—		(0.12)		—
Total Distributions	(0.25)		(0.40)		(0.29)		(0.25)		(0.28)		(0.27)
Net Asset Value, End of Period	$10.22		$10.20		$10.14		$10.20		$10.30		$10.39
Total Return	2.67	%(C)	4.58%		2.24%		1.08%		1.85%		3.43%
Net Assets, End of Period (thousands)	$3,102,185		$2,418,551		$1,953,884		$1,738,574		$1,454,736		$992,307
Ratio of Expenses to Average Net Assets	0.18	%(B)(D)	0.18	%(D)	0.19	%(D)	0.20	%(D)	0.20	%(D)	0.20	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.18	%(B)(D)	0.18	%(D)	0.19	%(D)	0.20	%(D)	0.20	%(D)	0.20	%(D)
Ratio of Net Investment Income to Average Net Assets	4.79	%(B)	3.89%		2.78%		1.40%		1.45%		2.56%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

See accompanying Notes to Financial Statements.
95

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	DFA Two-Year Global Fixed Income Portfolio
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003		Year Ended Nov. 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$10.17		$9.88		$9.92		$10.08		$10.19		$9.95
Income From Investment Operations
Net Investment Income (Loss)	0.03	(A)	0.07	(A)	0.31		0.25		0.22		0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	0.21		0.36		(0.14)		(0.14)		0.01		0.20
Total From Investment Operations	0.24		0.43		0.17		0.11		0.23		0.45
Less Distributions
Net Investment Income	(0.07)		(0.14)		(0.21)		(0.27)		(0.34)		(0.21)
Net Realized Gains	—		—		—		—		—		—
Total Distributions	(0.07)		(0.14)		(0.21)		(0.27)		(0.34)		(0.21)
Net Asset Value, End of Period	$10.34		$10.17		$9.88		$9.92		$10.08		$10.19
Total Return	2.41	%(C)	4.41%		1.77%		1.08%		2.26%		4.54%
Net Assets, End of Period (thousands)	$2,773,727		$2,423,622		$1,992,869		$1,674,972		$1,195,072		$799,214
Ratio of Expenses to Average Net Assets	0.18	%(B)(D)	0.19	%(D)	0.21	%(D)	0.23	%(D)	0.25	%(D)	0.25	%(D)
Ratio of Net Investment Income to Average Net Assets	0.67	%(B)	0.72%		3.25%		1.35%		1.68%		2.58%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

DFA Five-Year Government Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$10.43	$10.41	$10.64	$11.11	$11.05	$10.56
Income From Investment Operations
Net Investment Income (Loss)	0.26	(A)	0.46	(A)	0.35	0.33	0.34	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	—	(0.02)	(0.24)	(0.01)	0.10	0.51
Total From Investment Operations	0.26	0.44	0.11	0.32	0.44	0.92
Less Distributions
Net Investment Income	(0.24)	(0.42)	(0.34)	(0.41)	(0.38)	(0.43)
Net Realized Gains	—	—	—	(0.38)	—	—
Total Distributions	(0.24)	(0.42)	(0.34)	(0.79)	(0.38)	(0.43)
Net Asset Value, End of Period	$10.45	$10.43	$10.41	$10.64	$11.11	$11.05
Total Return	2.56	%(C)	4.36%	1.02%	3.02%	4.02%	9.06%
Net Assets, End of Period (thousands)	$1,070,470	$932,121	$748,847	$542,634	$402,992	$315,290
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.23%	0.25%	0.27%	0.27%	0.26%
Ratio of Net Investment Income to Average Net Assets	4.93	%(B)	4.45%	3.47%	3.21%	3.20%	4.09%
Portfolio Turnover Rate	0	%(C)	86%	36%	45%	149%	19%

See accompanying Notes to Financial Statements.
96

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA Five-Year Global Fixed Income Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$10.53	$10.48	$10.50	$10.92	$10.93	$10.50
Income From Investment Operations
Net Investment Income (Loss)	0.15	(A)	0.28	(A)	0.34	(A)	0.26	0.33	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	0.08	0.12	(0.11)	0.06	0.15	0.44
Total From Investment Operations	0.23	0.40	0.23	0.32	0.48	0.77
Less Distributions
Net Investment Income	(0.03)	(0.33)	(0.25)	(0.32)	(0.39)	(0.33)
Net Realized Gains	—	—	—	(0.42)	(0.10)	(0.01)
Tax Return of Capital	—	(0.02)	—	—	—	—
Total Distributions	(0.03)	(0.35)	(0.25)	(0.74)	(0.49)	(0.34)
Net Asset Value, End of Period	$10.73	$10.53	$10.48	$10.50	$10.92	$10.93
Total Return	2.16	%(C)	3.89%	2.15%	3.04%	4.45%	7.55%
Net Assets, End of Period (thousands)	$2,888,095	$2,387,784	$1,699,793	$1,205,578	$969,439	$761,717
Ratio of Expenses to Average Net Assets	0.28	%(B)	0.29%	0.33%	0.34%	0.34%	0.35%
Ratio of Net Investment Income to Average Net Assets	2.90	%(B)	2.72%	3.22%	3.12%	3.23%	4.09%
Portfolio Turnover Rate	17	%(C)	92%	69%	90%	103%	79%

DFA Intermediate Government Fixed Income Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$11.48	$11.45	$11.79	$12.14	$12.39	$11.90
Income From Investment Operations
Net Investment Income (Loss)	0.28	(A)	0.53	(A)	0.52	0.55	0.62	0.65
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.27)	0.05	(0.29)	(0.05)	(0.02)	0.48
Total From Investment Operations	0.01	0.58	0.23	0.50	0.60	1.13
Less Distributions
Net Investment Income	(0.25)	(0.49)	(0.53)	(0.56)	(0.65)	(0.64)
Net Realized Gains	—	(0.06)	(0.04)	(0.29)	(0.20)	—
Tax Return of Capital	—	—	—	—	—	—
Total Distributions	(0.25)	(0.55)	(0.57)	(0.85)	(0.85)	(0.64)
Net Asset Value, End of Period	$11.24	$11.48	$11.45	$11.79	$12.14	$12.39
Total Return	0.13	%(C)	5.31%	1.87%	4.21%	4.86%	9.95%
Net Assets, End of Period (thousands)	$1,088,677	$871,392	$463,538	$373,108	$316,234	$300,059
Ratio of Expenses to Average Net Assets	0.13	%(B)	0.14%	0.15%	0.17%	0.17%	0.16%
Ratio of Net Investment Income to Average Net Assets	4.73	%(B)	4.72%	4.61%	4.72%	4.91%	5.37%
Portfolio Turnover Rate	0	%(C)	3%	16%	6%	23%	14%

See accompanying Notes to Financial Statements.
97

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	DFA Inflation-Protected Securities Portfolio
	Six Months Ended May 31, 2007		For the Period Sept. 18, 2006(a) to Nov. 30, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$10.19		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.28	(A)	0.02	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.34)		0.17
Total From Investment Operations	(0.06)		0.19
Less Distributions
Net Investment Income	(0.02)		—
Total Distributions	(0.02)		—
Net Asset Value, End of Period	$10.11		$10.19
Total Return	(0.57	)%(C)	1.90	%(C)
Net Assets, End of Period (thousands)	$65,191		$34,299
Ratio of Expenses to Average Net Assets	0.20	%(B)	0.20	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.29	%(B)	0.60	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	5.49	%(B)	0.94	%(B)(E)
Portfolio Turnover Rate	0	%(C)	0	%(C)

DFA Short-Term Municipal Bond Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	For the Period Aug. 20, 2002 to Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$10.02	$9.99	$10.09	$10.13	$9.97	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.15	(A)	0.28	(A)	0.22	0.17	0.16	0.04
Net Gains (Losses) on Securities (Realized and Unrealized)	—	0.02	(0.11)	(0.04)	0.15	(0.04)
Total From Investment Operations	0.15	0.30	0.11	0.13	0.31	—
Less Distributions
Net Investment Income	(0.15)	(0.27)	(0.21)	(0.17)	(0.15)	(0.03)
Total Distributions	(0.15)	(0.27)	(0.21)	(0.17)	(0.15)	(0.03)
Net Asset Value, End of Period	$10.02	$10.02	$9.99	$10.09	$10.13	$9.97
Total Return	1.51	%(C)	3.01%	1.11%	1.27%	3.17%	(0.03	)%(C)
Net Assets, End of Period (thousands)	$846,294	$697,942	$511,543	$381,709	$213,389	$78,819
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.26%	0.30%	0.30%	0.30%	0.30	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.23	%(B)	0.24%	0.29%	0.33%	0.34%	0.75	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	3.03	%(B)	2.77%	2.22%	1.73%	1.60%	1.71	%(B)(E)
Portfolio Turnover Rate	0	%(C)	0%	2%	6%	0%	0	%(C)

See accompanying Notes to Financial Statements.
98

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	DFA California Short-Term Municipal Bond Portfolio
	For the Period April 2, 2007(a) to May 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.04	(A)
Total From Investment Operations	0.04
Less Distributions
Net Investment Income	(0.02)
Total Distributions	(0.02)
Net Asset Value, End of Period	$10.02
Total Return	0.38	%(C)
Net Assets, End of Period (thousands)	$32,041
Ratio of Expenses to Average Net Assets	0.30	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.40	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	3.21	%(B)(E)
Portfolio Turnover Rate	4	%(C)

See accompanying Notes to Financial Statements.
99

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of forty-five operational portfolios, of which thirty-one (the "Portfolios") are included in this report and the remaining fourteen are presented in separate reports.

Of the Portfolios, fifteen (the "Feeder Funds") invest in a series of The DFA Investment Trust Company (the "Master Funds"):

Feeder Funds	Master Funds	Percentage Ownership at 05/31/07
U.S. Large Company Portfolio	The U.S. Large Company Series	61%

Enhanced U.S. Large Company Portfolio	The Enhanced U.S. Large Company Series	100%

U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	74%

U.S. Small Cap Value Portfolio	The U.S. Small Cap Value Series	93%

U.S. Small Cap Portfolio	The U.S. Small Cap Series	92%

U.S. Micro Cap Portfolio	The U.S. Micro Cap Series	100%

International Small Company Portfolio	The Japanese Small Company Series	82%

	The Asia Pacific Small Company Series	86%

	The United Kingdom Small Company Series	93%

	The Continental Small Company Series	89%

	The Canadian Small Company Series	96%

Japanese Small Company Portfolio	The Japanese Small Company Series	14%

Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	11%

United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	3%

Continental Small Company Portfolio	The Continental Small Company Series	7%

Emerging Markets Portfolio	The Emerging Markets Series	97%

Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	95%

DFA One-Year Fixed Income Portfolio	The DFA One-Year Fixed Income Series	100%

DFA Two-Year Global Fixed Income Portfolio	The DFA Two-Year Global Fixed Income Series	94%

Each Feeder Fund invests primarily in a corresponding Master Fund, with the exception of the International Small Company Portfolio, which invests in the five Master Funds indicated. The International Small Company Portfolio also invests in short-term temporary cash investments.

The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

Prior to March 30, 2007, the U.S. Targeted Value Portfolio invested substantially all of its assets in shares of The U.S. Targeted Value Series. At the close of business on March 29, 2007, the U.S. Targeted Value Portfolio received its prorata share of cash and securities from The U.S. Targeted Value Series in a complete liquidation of its interest in the Series. Effective March 30, 2007, the U.S. Targeted Value Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the

100

United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation:  Securities held by U.S. Targeted Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio and DFA California Short-Term Municipal Bond Portfolio (the "Fixed Income Portfolios"), are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

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Master Fund shares held by the Feeder Funds are valued at their respective daily net asset values, or for U.S. Large Company Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, and Emerging Markets Small Cap Portfolio, their investments reflect each of their proportionate interest in the net assets of their corresponding Master Funds.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and the DFA Five-Year Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. DFA Five-Year Global Fixed Income Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, DFA Five-Year Global Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and DFA Five-Year Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2007, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from Investment in Affiliated Investment Companies that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The U.S. Large Company Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, and Emerging Markets Small Cap Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from their respective Master Funds, which are treated as partnerships for federal income tax purposes.

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The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Core Equity Portfolio's investments in Thailand and the investments in Thailand held by the Master Funds of Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Core Equity Portfolio and the Master Funds of Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio accrue for taxes on the capital gains throughout the holding period of the underlying securities. These funds are also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

5.  New Accounting Standards: On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined.

C.  Investment Advisor and Administrator:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

For the six months ended May 31, 2007, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Targeted Value Portfolio**	0.10%

U.S. Core Equity 1 Portfolio	0.17%

U.S. Core Equity 2 Portfolio	0.20%

U.S. Vector Equity Portfolio	0.30%

DFA Real Estate Securities Portfolio	0.30%

Large Cap International Portfolio	0.25%

International Core Equity Portfolio	0.35%

DFA International Real Estate Securities Portfolio	0.35%

DFA International Small Cap Value Portfolio	0.65%

Emerging Markets Core Equity Portfolio	0.55%

DFA Five-Year Government Portfolio	0.20%

DFA Five-Year Global Fixed Income Portfolio	0.25%

DFA Intermediate Government Fixed Income Portfolio	0.10%

DFA Inflation-Protected Securities Portfolio	0.10%

DFA Short-Term Municipal Bond Portfolio	0.20%

DFA California Short-Term Municipal Bond Portfolio	0.20%

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For the six months ended May 31, 2007, the Feeder Funds' administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Large Company Portfolio	0.095%

Enhanced U.S. Large Company Portfolio	0.15%

U.S. Large Cap Value Portfolio	0.15%

U.S. Targeted Value Portfolio**	0.25%

U.S. Small Cap Value Portfolio	0.30%

U.S. Small Cap Portfolio	0.32%

U.S. Micro Cap Portfolio	0.40%

International Small Company Portfolio	0.40%

Japanese Small Company Portfolio	0.40%

Asia Pacific Small Company Portfolio	0.40%

United Kingdom Small Company Portfolio	0.40%

Continental Small Company Portfolio	0.40%

Emerging Markets Portfolio	0.40%

Emerging Markets Small Cap Portfolio	0.45%

DFA One-Year Fixed Income Portfolio	0.10%

DFA Two-Year Global Fixed Income Portfolio	0.10%

**  Effective March 30, 2007, the U.S. Targeted Value Portfolio no longer invests substantially all of its assets in The U.S. Targeted Value Series. Instead, the U.S. Targeted Value Portfolio's assets are managed directly in accordance with the Portfolio's investment objective and strategies, pursuant to an investment management agreement between the Fund, on behalf of the Portfolio, and Dimensional, which previously was the manager of the Series' assets. The investment advisory fee paid by the U.S. Targeted Value Portfolio is identical to the advisory fee that was charged to The U.S. Targeted Value Series.

Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through April 1, 2008, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended May 31, 2007, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Portfolios	Expense Limits	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Large Company Portfolio (1)	0.15%	—	$4,645
Enhanced U.S. Large Company Portfolio (2)	0.45%	—	—
U.S. Targeted Value Portfolio (1)	0.50%	—	—
U.S. Core Equity 1 Portfolio (3)	0.23%	$28	—
U.S. Core Equity 2 Portfolio (3)	0.26%	48	—
U.S. Vector Equity Portfolio (3)	0.36%	69	—
International Core Equity Portfolio (3)	0.49%	—	—
International Small Company Portfolio (4)	0.45%	—	—

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Portfolios	Expense Limits	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Japanese Small Company Portfolio (4)	0.47%	$5	—
Asia Pacific Small Company Portfolio (4)	0.47%	11	$72
United Kingdom Small Company Portfolio (4)	0.47%	—	79
Continental Small Company Portfolio (4)	0.47%	20	47
DFA International Real Estate Securities Portfolio (5)	0.65%	—	—
Emerging Markets Portfolio (1)	1.00%	—	—
Emerging Markets Core Equity Portfolio (5)	0.85%	—	—
DFA Inflation-Protected Securities Portfolio (5)	0.20%	—	43
DFA Short-Term Municipal Bond Portfolio (6)	0.30%	—	—
DFA California Short-Term Municipal Bond Portfolio (5)	0.30%	—	4

(1) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's direct and indirect expenses (including, for U.S. Large Company Portfolio, the expenses the Portfolio bears as a shareholder of its Master Fund) to the extent necessary to limit the expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of a Portfolio are less than the rate listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above. Effective March 30, 2007, the Advisor did not renew the Fee Waiver and Expense Assumption Agreement for the Emerging Markets Portfolio.

(2) The Advisor has contractually agreed to waive its administration fee to the extent necessary to reduce the Portfolio's expenses to the extent that its total direct and indirect expenses, including the expenses the Portfolio bears as a shareholder of its Master Fund, exceed the rate listed above as a percentage of average net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than the rate listed above, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Portfolio's total direct and indirect expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above. Effective March 30, 2007, the Advisor did not renew the Fee Waiver and Expense Assumption Agreement.

(3) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume a Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of a Portfolio are less than the rates listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(4) The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio's other direct expenses (for International Small Company, not including expenses incurred through its investment in other investment companies) to the extent necessary to limit the direct expenses of the Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Funds. At any time that the direct expenses of the Portfolio are less than the rates listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(5) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio

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Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(6) The Advisor has contractually agreed to waive all or a portion of its advisory fee to the extent necessary to reduce the Portfolio's expenses (not including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") up to the amount of its total advisory fee when its Portfolio Expenses exceed the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above on an annualized basis, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2007, the total related amounts paid by the Fund to the CCO were $76 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At May 31, 2007, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

U.S. Large Company Portfolio	$62

Enhanced U.S. Large Company Portfolio	7

U.S. Large Cap Value Portfolio	144

U.S. Targeted Value Portfolio	5

U.S. Small Cap Value Portfolio	188

U.S. Core Equity 1 Portfolio	17

U.S. Core Equity 2 Portfolio	35

U.S. Vector Equity Portfolio	12

U.S. Small Cap Portfolio	71

U.S. Micro Cap Portfolio	102

DFA Real Estate Securities Portfolio	60

Large Cap International Portfolio	37

International Core Equity Portfolio	24

International Small Company Portfolio	102

Japanese Small Company Portfolio	4

Asia Pacific Small Company Portfolio	2

United Kingdom Small Company Portfolio	1

Continental Small Company Portfolio	2

DFA International Real Estate Securities Portfolio	1

DFA International Small Cap Value Portfolio	153

Emerging Markets Portfolio	52

Emerging Markets Small Cap Portfolio	20

Emerging Markets Core Equity Portfolio	21

DFA One-Year Fixed Income Portfolio	57

DFA Two-Year Global Fixed Income Portfolio	52

DFA Five-Year Government Portfolio	20

DFA Five-Year Global Fixed Income Portfolio	53

DFA Intermediate Government Fixed Income Portfolio	20

DFA Inflation-Protected Securities Portfolio	1

DFA Short-Term Municipal Bond Portfolio	15

DFA California Short-Term Municipal Bond Portfolio	—

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E.  Purchases and Sales of Securities:

For the six months ended May 31, 2007, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Targeted Value Portfolio*	—	—	$60,642	$5,078
U.S. Core Equity 1 Portfolio	—	—	329,316	49,818
U.S. Core Equity 2 Portfolio	—	—	1,071,936	41,367
U.S. Vector Equity Portfolio	—	—	331,785	11,349
DFA Real Estate Securities Portfolio	—	—	510,919	302,976
Large Cap International Portfolio	—	—	141,145	19,230
International Core Equity Portfolio	—	—	567,650	17,568
DFA International Real Estate Securities Portfolio	—	—	118,931	100
DFA International Small Cap Value Portfolio	—	—	1,050,908	504,357
Emerging Markets Core Equity Portfolio	—	—	265,284	7,543
DFA Five-Year Government Portfolio	—	—	—	—
DFA Five-Year Global Fixed Income Portfolio	—	$113,583	593,019	231,354
DFA Intermediate Government Fixed Income Portfolio	$238,421	—	—	—
DFA Inflation-Protected Securities Portfolio	30,456	—	—	—
DFA Short-Term Municipal Bond Portfolio	—	—	1,005	1,005
DFA California Short-Term Municipal Bond Portfolio	—	—	19,563	710

*  For the period March 30, 2007 through May 31, 2007, during which the Portfolio invested directly in securities.

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2006, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies", non-deductible offering costs, foreign bond bifurcation, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
U.S. Large Cap Value Portfolio	$6,836	$(2,814)	$(4,022)
U.S. Targeted Value Portfolio	739	(248)	(491)
U.S. Small Cap Value Portfolio	35,889	(5,259)	(30,630)
U.S. Core Equity 1 Portfolio	(22)	22	—
U.S. Core Equity 2 Portfolio	(18)	18	—
U.S. Vector Equity Portfolio	(42)	42	—
U.S. Small Cap Portfolio	8,588	(2,357)	(6,231)

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	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
U.S. Micro Cap Portfolio	$18,020	$(4,140)	$(13,880)
DFA Real Estate Securities Portfolio	—	28,169	(28,169)
Large Cap International Portfolio	47	3,879	(3,926)
International Core Equity Portfolio	(18)	18	—
International Small Company Portfolio	9,202	(2,177)	(7,025)
Japanese Small Company Portfolio	(7,918)	183	7,735
United Kingdom Small Company Portfolio	75	(30)	(45)
Continental Small Company Portfolio	172	(68)	(104)
DFA International Small Cap Value Portfolio	22,834	(2,746)	(20,088)
Emerging Markets Portfolio	2,569	(714)	(1,855)
Emerging Markets Small Cap Portfolio	4,839	(916)	(3,923)
Emerging Markets Core Equity Portfolio	677	(509)	(168)
DFA Five-Year Global Fixed Income Portfolio	—	(12,224)	12,224
DFA Intermediate Government Fixed Income Portfolio	—	(41)	41
DFA Inflation-Protected Securities Portfolio	(8)	8	—

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2006 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Company Portfolio
2005	$31,675	—	$31,675
2006	41,748	—	41,748
Enhanced U.S. Large Company Portfolio
2005	4,954	—	4,954
2006	5,651	—	5,651
U.S. Large Cap Value Portfolio
2005	34,948	—	34,948
2006	83,776	$5,642	89,418
U.S. Targeted Value Portfolio
2005	9,894	5,689	15,583
2006	7,089	10,659	17,748
U.S. Small Cap Value Portfolio
2005	121,647	284,777	406,424
2006	99,305	537,712	637,017
U.S. Core Equity 1 Portfolio
2005	—	—	—
2006	5,968	—	5,968
U.S. Core Equity 2 Portfolio
2005	—	—	—
2006	9,408	—	9,408

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Vector Equity Portfolio
2006	$1,296	—	$1,296
U.S. Small Cap Portfolio
2005	32,449	—	32,449
2006	49,510	$117,599	167,109
U.S. Micro Cap Portfolio
2005	63,821	76,559	140,380
2006	97,962	222,188	320,150
DFA Real Estate Securities Portfolio
2005	54,162	29,137	83,299
2006	59,687	48,370	108,057
Large Cap International Portfolio
2005	25,310	—	25,310
2006	40,702	—	40,702
International Core Equity Portfolio
2005	—	—	—
2006	9,763	—	9,763
International Small Company Portfolio
2005	43,366	37,025	80,391
2006	90,178	123,568	213,746
Japanese Small Company Portfolio
2005	1,062	—	1,062
2006	2,258	—	2,258
Asia Pacific Small Company Portfolio
2005	996	—	996
2006	1,662	—	1,662
United Kingdom Small Company Portfolio
2005	568	538	1,106
2006	799	888	1,687
Continental Small Company Portfolio
2005	841	1,241	2,082
2006	1,559	5,185	6,744
DFA International Small Cap Value Portfolio
2005	71,235	58,589	129,824
2006	132,360	176,381	308,741
Emerging Markets Portfolio
2005	34,905	—	34,905
2006	55,765	587	56,352
Emerging Markets Small Cap Portfolio
2005	7,916	6,395	14,311
2006	15,659	11,803	27,462

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
Emerging Markets Core Equity Portfolio
2005	$702	—	—	$702
2006	9,153	$83	—	9,236
DFA One-Year Fixed Income Portfolio
2005	56,058	—	—	56,058
2006	88,029	—	—	88,029
DFA Two-Year Global Fixed Income Portfolio
2005	39,243	—	—	39,243
2006	28,485	—	—	28,485
DFA Five-Year Government Portfolio
2005	20,081	—	—	20,081
2006	34,242	—	—	34,242
DFA Five-Year Global Fixed Income Portfolio
2005	33,648	—	—	33,648
2006	54,715	—	$4,812	59,527
DFA Intermediate Government Fixed Income Portfolio
2005	18,785	1,145	—	19,930
2006	25,823	2,647	—	28,470
DFA Short-Term Municipal Bond Portfolio
2005	9,493	—	—	9,493
2006	16,050	—	—	16,050

The DFA Inflation-Protected Securities Portfolio commenced operations on September 18, 2006 and did not pay any distributions for the year ended November 30, 2006.

At November 30, 2006, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Cap Value Portfolio	$2,839	$3,997	$6,836
U.S. Targeted Value Portfolio	260	479	739
U.S. Small Cap Value Portfolio	5,519	30,370	35,889
U.S. Small Cap Portfolio	2,499	6,089	8,588
U.S. Micro Cap Portfolio	4,338	13,682	18,020
Large Cap International Portfolio	48	—	48
International Small Company Portfolio	4,447	4,755	9,202
United Kingdom Small Company Portfolio	38	37	75
Continental Small Company Portfolio	92	80	172
DFA International Small Cap Value Portfolio	7,239	15,595	22,834
Emerging Markets Portfolio	1,981	587	2,568
Emerging Markets Small Cap Portfolio	1,393	3,446	4,839
Emerging Markets Core Equity Portfolio	603	83	686

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At November 30, 2006, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
U.S. Large Company Portfolio	$12,779	—	$(42,931)	$(30,152)
Enhanced U.S. Large Company Portfolio	1,643	$1,989	—	3,632
U.S. Large Cap Value Portfolio	22,680	126,623	—	149,303
U.S. Targeted Value Portfolio	763	11,654	—	12,417
U.S. Small Cap Value Portfolio	13,626	588,118	—	601,744
U.S. Core Equity 1 Portfolio	939	1,000	—	1,939
U.S. Core Equity 2 Portfolio	2,130	1,451	—	3,581
U.S. Vector Equity Portfolio	7,597	—	—	7,597
U.S. Small Cap Portfolio	6,647	133,603	—	140,250
U.S. Micro Cap Portfolio	9,218	320,695	—	329,913
DFA Real Estate Securities Portfolio	—	67,184	—	67,184
Large Cap International Portfolio	2,710	—	(6,873)	(4,163)
International Core Equity Portfolio	3,312	143	—	3,455
International Small Company Portfolio	59,885	129,162	—	189,047
Japanese Small Company Portfolio	798	—	(40,638)	(39,840)
Asia Pacific Small Company Portfolio	962	—	(13,729)	(12,767)
United Kingdom Small Company Portfolio	677	1,092	—	1,769
Continental Small Company Portfolio	761	1,840	—	2,601
DFA International Small Cap Value Portfolio	91,466	365,084	—	456,550
Emerging Markets Portfolio	4,713	14,299	—	19,012
Emerging Markets Small Cap Portfolio	6,572	46,692	—	53,264
Emerging Markets Core Equity Portfolio	1,998	1,585	—	3,583
DFA One-Year Fixed Income Portfolio	450	—	(5,780)	(5,330)
DFA Two-Year Global Fixed Income Portfolio	7,570	—	(216)	7,354
DFA Five-Year Government Portfolio	10,945	—	(22,270)	(11,325)
DFA Five-Year Global Fixed Income Portfolio	—	—	(33,308)	(33,308)
DFA Intermediate Government Fixed Income Portfolio	9,522	247	—	9,769
DFA Inflation-Protected Securities Portfolio	57	—	—	57
DFA Short-Term Municipal Bond Portfolio	1,911	—	(17)	1,894

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For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2006, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	2007	2008	2009	2010	2011	2012	2013	2014	Total
U.S. Large Company Portfolio	—	—	—	—	$28,579	—	$5,485	$8,867	$42,931
Large Cap International Portfolio	—	—	—	$6,089	533	—	251	—	6,873
Japanese Small Company Portfolio	$2,827	$632	$3,508	4,453	19,912	$3,800	3,055	2,451	40,638
Asia Pacific Small Company Portfolio	566	—	906	3,164	6,171	1,151	907	864	13,729
DFA One-Year Fixed Income Portfolio	—	—	—	—	—	1,120	4,660	—	5,780
DFA Two-Year Global Fixed Income Portfolio	—	—	216	—	—	—	—	—	216
DFA Five-Year Government Portfolio	—	—	—	—	—	884	6,795	14,591	22,270
DFA Five-Year Global Fixed Income Portfolio	—	—	—	—	—	5,041	12,384	15,883	33,308
DFA Short-Term Municipal Bond Portfolio	—	—	—	—	—	17	—	—	17

During the year ended November 30, 2006, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

Enhanced U.S. Large Company Portfolio	$2,577
Large Cap International Portfolio	12,449
International Core Equity Portfolio	21
Emerging Markets Portfolio	11,761
DFA One-Year Fixed Income Portfolio	85
DFA Two-Year Global Fixed Income Portfolio	10

For the year ended November 30, 2006, the Japanese Small Company Portfolio had capital loss carryforward expirations of $7,918 (in thousands).

Some of the Portfolios' investments and investments held by the Master Funds are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At November 30, 2006, the following Portfolios had unrealized appreciation (depreciation) (mark to market) and/or realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

	Mark to Market	Realized Gains
Large Cap International Portfolio	$3,788	$4,140
International Core Equity Portfolio	367	—
International Small Company Portfolio	20,170	6,396
Japanese Small Company Portfolio	316	374
Asia Pacific Small Company Portfolio	838	340
United Kingdom Small Company Portfolio	450	17
Continental Small Company Portfolio	243	610
DFA International Small Cap Value Portfolio	54,226	12,796
Emerging Markets Portfolio	1,614	1,577
Emerging Markets Small Cap Portfolio	164	192

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At May 31, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Company Portfolio	$2,429,369	$992,878	$(74,162)	$918,716
Enhanced U.S. Large Company Portfolio	351,903	78,399	(34,815)	43,584
U.S. Large Cap Value Portfolio	6,005,223	2,218,994	(113,109)	2,105,885
U.S. Targeted Value Portfolio	342,089	67,065	(21,773)	45,292
U.S. Small Cap Value Portfolio	7,335,356	2,956,816	(195,923)	2,760,893
U.S. Core Equity 1 Portfolio	1,009,716	150,320	(14,745)	135,575
U.S. Core Equity 2 Portfolio	2,579,029	311,405	(31,883)	279,522
U.S. Vector Equity Portfolio	789,328	109,758	(15,407)	94,351
U.S. Small Cap Portfolio	2,959,951	876,451	(83,135)	793,316
U.S. Micro Cap Portfolio	4,058,462	1,608,009	(281,725)	1,326,284
DFA Real Estate Securities Portfolio	2,465,740	1,056,422	(3,891)	1,052,531
Large Cap International Portfolio	1,763,102	741,124	(33,031)	708,093
International Core Equity Portfolio	1,655,932	273,225	(21,605)	251,620
International Small Company Portfolio	3,679,557	2,008,415	(113,957)	1,894,458
Japanese Small Company Portfolio	308,579	58,135	(147,047)	(88,912)
Asia Pacific Small Company Portfolio	102,303	76,667	(58,200)	18,467
United Kingdom Small Company Portfolio	24,205	68,836	(50,223)	18,613
Continental Small Company Portfolio	110,703	114,440	(58,361)	56,079
DFA International Real Estate Securities Portfolio	126,825	3,653	(1,370)	2,283
DFA International Small Cap Value Portfolio	7,687,361	3,009,163	(235,976)	2,773,187
Emerging Markets Portfolio	1,346,447	1,639,160	(24,560)	1,614,600
Emerging Markets Small Cap Portfolio	715,879	481,993	(12,815)	469,178
Emerging Markets Core Equity Portfolio	1,014,747	405,286	(13,363)	391,923
DFA One-Year Fixed Income Portfolio	3,097,172	21,734	(16,400)	5,334
DFA Two-Year Global Fixed Income Portfolio	2,684,316	101,084	(11,381)	89,703
DFA Five-Year Government Portfolio	1,068,910	1	(65)	(64)
DFA Five-Year Global Fixed Income Portfolio	2,832,158	32,559	(26,878)	5,681
DFA Intermediate Government Fixed Income Portfolio	1,083,153	5,072	(15,186)	(10,114)
DFA Inflation-Protected Securities Portfolio	65,295	—	(974)	(974)
DFA Short-Term Municipal Bond Portfolio	842,665	145	(4,022)	(3,877)
DFA California Short-Term Municipal Bond Portfolio	31,552	—	(21)	(21)

G.  Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal

113

Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2007.

2.  Forward Currency Contracts: The DFA Five-Year Global Fixed Income Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2007, the DFA Five-Year Global Fixed Income Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/loss is reflected in the accompanying financial statements (amounts in thousands):

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at May 31, 2007	Unrealized Foreign Exchange Gain (Loss)
06/08/07	80,061	Australian Dollar	$65,893	$66,281	$(388)
06/08/07	484,106	Denmark Krone	88,471	87,472	999
06/08/07	189,133	Euro	256,803	254,564	2,239
06/08/07	32,243,553	Japanese Yen	270,284	265,227	5,057
06/08/07	1,381,839	Swedish Krona	205,002	199,794	5,208
06/08/07	234,191	Swiss Franc	193,226	191,338	1,888
06/08/07	30,479	Pound Sterling	60,659	60,348	311
06/18/07	174,635	Euro	236,406	235,137	1,269
06/18/07	31,989,588	Japanese Yen	267,192	263,460	3,732
06/22/07	201,026	Euro	272,009	270,711	1,298
06/22/07	31,542,445	Japanese Yen	261,411	259,948	1,463
			$2,177,356	$2,154,280	$23,076

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3.  Foreign Market Risks:  Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Portfolios may be inhibited.

4.  Treasury Inflation-Protected Securities (TIPS): The DFA Inflation-Protected Securities Portfolio may purchase TIPS which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit

114

is scheduled to expire on June 26, 2007. Effective June 26, 2007, the expiration date was extended to June 24, 2008. For the six months ended May 31, 2007, borrowings under this line of credit by the Portfolios were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
DFA Real Estate Securities Portfolio	6.31%	$4,566	2	$2	$6,888

At May 31, 2007, the DFA Real Estate Securities Portfolio had a loan outstanding in the amount of $2,244 (in thousands).

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008. For the six months ended May 31, 2007, borrowings under this line of credit by the Portfolios were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Large Cap International Portfolio	5.96%	$211	2	—	$395
DFA International Small Cap Value Portfolio	5.96%	667	4	—	667
International Small Company Portfolio	6.00%	4,831	5	$4	5,243

There were no outstanding borrowings by the Portfolios under this line of credit at May 31, 2007.

I.  Securities Lending:

As of May 31, 2007, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio held cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to each Portfolios' investment policy, the cash collateral received by the Portfolio from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

115

J.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.  Other:

At May 31, 2007, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Company Portfolio	2	68%
Enhanced U.S. Large Company Portfolio	3	70%
U.S. Large Cap Value Portfolio	3	69%
U.S. Targeted Value Portfolio	3	38%
U.S. Small Cap Value Portfolio	1	36%
U.S. Core Equity 1 Portfolio	2	63%
U.S. Core Equity 2 Portfolio	4	75%
U.S. Vector Equity Portfolio	4	87%
U.S. Small Cap Portfolio	1	22%
U.S. Micro Cap Portfolio	1	42%
DFA Real Estate Securities Portfolio	2	68%
Large Cap International Portfolio	2	67%
International Core Equity Portfolio	4	73%
International Small Company Portfolio	2	51%
Japanese Small Company Portfolio	3	45%
Asia Pacific Small Company Portfolio	3	80%
United Kingdom Small Company Portfolio	2	75%
Continental Small Company Portfolio	3	70%
DFA International Real Estate Securities Portfolio	2	79%
DFA International Small Cap Value Portfolio	1	38%
Emerging Markets Portfolio	1	39%
Emerging Markets Small Cap Portfolio	2	52%
Emerging Markets Core Equity Portfolio	3	77%
DFA One-Year Fixed Income Portfolio	3	72%
DFA Two-Year Global Fixed Income Portfolio	2	81%
DFA Five-Year Government Portfolio	3	76%
DFA Five-Year Global Fixed Income Portfolio	3	69%
DFA Intermediate Government Fixed Income Portfolio	2	82%
DFA Inflation-Protected Securities Portfolio	2	84%
DFA Short-Term Municipal Bond Portfolio	3	84%
DFA California Short-Term Municipal Bond Portfolio	3	92%

116

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2007

EXPENSE TABLE

	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,185.20	0.44%	$2.40
Hypothetical 5% Annual Return	$1,000.00	$1,022.74	0.44%	$2.22

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

117

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 27, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflects the investments by country.

Affiliated Investment Company	100.0%

118

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENT OF ASSETS AND LIABILITIES

  May 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:

Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment Company) (233,626,035 Shares) at Value†	$5,934,101
Receivable for Fund Shares Sold	9,721
Prepaid Expenses and Other Assets	75
Total Assets	5,943,897
LIABILITIES:
Payables:
Investment Securities Purchased	6,965
Fund Shares Redeemed	2,756
Due to Advisor	969
Accrued Expenses and Other Liabilities	243
Total Liabilities	10,933
NET ASSETS	$5,932,964
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	224,981,649
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$26.37
Investment at Cost	$3,779,288
NET ASSETS CONSIST OF:
Paid-In Capital	$3,707,390
Accumulated Net Investment Income (Loss)	(2,794)
Accumulated Net Realized Gain (Loss)	73,555
Net Unrealized Appreciation (Depreciation)	2,154,813
NET ASSETS	$5,932,964
(1) NUMBER OF SHARES AUTHORIZED	300,000,000

See accompanying Notes to Financial Statements.
119

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

Investment Income
Income Distributions Received from Affiliated Investment Company	$15,414
Expenses
Administrative Services Fees	5,110
Accounting & Transfer Agent Fees	39
Legal Fees	28
Audit Fees	2
Filing Fees	82
Shareholders' Reports	43
Directors'/Trustees' Fees & Expenses	23
Other	10
Total Expenses	5,337
Net Investment Income (Loss)	10,077
Net Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	120,166
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(585)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	744,021
Net Realized and Unrealized Gain (Loss)	863,602
Net Increase (Decrease) in Net Assets Resulting from Operations	$873,679

See accompanying Notes to Financial Statements.
120

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$10,077	$112,132
Capital Gain Distributions Received from Affiliated Investment Company	120,166	73,938
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(585)	(4,741)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	744,021	835,662
Net Increase (Decrease) in Net Assets Resulting from Operations	873,679	1,016,991
Distributions From:
Net Investment Income	(18,900)	(110,180)
Net Short-Term Gains	(9,341)	(6,639)
Net Long-Term Gains	(65,358)	(43,737)
Total Distributions	(93,599)	(160,556)
Capital Share Transactions (1):
Shares Issued	1,065,389	1,498,950
Shares Issued in Lieu of Cash Distributions	83,796	141,308
Shares Redeemed	(452,360)	(559,091)
Net Increase (Decrease) from Capital Share Transactions	696,825	1,081,167
Total Increase (Decrease) in Net Assets	1,476,905	1,937,602
Net Assets
Beginning of Period	4,456,059	2,518,457
End of Period	$5,932,964	$4,456,059

(1) Shares Issued and Redeemed:
Shares Issued	43,912	73,946
Shares Issued in Lieu of Cash Distributions	3,661	7,484
Shares Redeemed	(18,765)	(27,813)
	28,808	53,617
Accumulated Net Investment Income (Loss) at End of Period	$(2,794)	$6,029

See accompanying Notes to Financial Statements.
121

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$22.71	$17.67	$15.73	$12.20	$9.19	$10.30
Income from Investment Operations
Net Investment Income (Loss)	0.05	(A)	0.66	(A)	0.48	0.26	0.22	0.23
Net Gains (Losses) (Realized and Unrealized)	4.09	5.37	1.89	3.58	3.02	(0.78)
Total from Investment Operations	4.14	6.03	2.37	3.84	3.24	(0.55)
Less Distributions
Net Investment Income	(0.10)	(0.65)	(0.42)	(0.31)	(0.23)	(0.21)
Net Realized Gains	(0.38)	(0.34)	(0.01)	—	—	(0.35)
Total Distributions	(0.48)	(0.99)	(0.43)	(0.31)	(0.23)	(0.56)
Net Asset Value, End of Period	$26.37	$22.71	$17.67	$15.73	$12.20	$9.19
Total Return	18.52	%(C)	35.39%	15.40%	31.86%	35.92%	(5.72)%
Net Assets, End of Period (thousands)	$5,932,964	$4,456,059	$2,518,457	$1,431,989	$748,319	$464,313
Ratio of Expenses to Average Net Assets (D)	0.44	%(B)	0.44%	0.48%	0.51%	0.52%	0.53%
Ratio of Net Investment Income to Average Net Assets	0.40	%(B)	3.25%	2.86%	1.87%	2.26%	2.35%

See accompanying Notes to Financial Statements.
122

  DIMENSIONAL INVESTMENT GROUP INC.
  DFA INTERNATIONAL VALUE PORTFOLIO
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixteen portfolios, of which DFA International Value Portfolio (the "Portfolio") is presented in this section of the report.

The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2007, the Portfolio owned 62% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation:  The shares of the Series held by the Portfolio are valued at their respective daily net asset value.

2.  Deferred Compensation Plan:  Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2007, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $103 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2007, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from Investment in Affiliated Investment Company that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

4.  New Accounting Standards: On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after

123

November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2007, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2007, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2006, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$5,255	$(3,349)	$(1,906)

124

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2006 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2005	$49,628	—	$49,628
2006	120,187	$45,625	165,812

At November 30, 2006, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes differs from the amount above due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment Income and Short-Term Capital Gains	Net Long-Term Capital Gains	Total
$3,367	$1,888	$5,255

At November 30, 2006, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$6,725	$65,023	$71,748

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2006, the Portfolio had no capital loss carryforwards to offset future realized capital gains.

At May 31, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,816,873	$2,154,813	$(37,585)	$2,117,228

E.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the current overnight Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 26, 2007. Effective June 26, 2007, the expiration date was extended to June 24, 2008. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for

125

its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 21, 2008. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2007.

F.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G.  Other:

At May 31, 2007, one shareholder held approximately 35% of the outstanding shares of the Portfolio. The shareholder is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

126

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2007

EXPENSE TABLES

The U.S. Large Company Series	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,102.80	0.04%	$0.21
Hypothetical 5% Annual Return	$1,000.00	$1,024.73	0.04%	$0.20
The Enhanced U.S. Large Company Series
Actual Fund Return	$1,000.00	$1,101.00	0.08%	$0.42
Hypothetical 5% Annual Return	$1,000.00	$1,024.53	0.08%	$0.40

127

The U.S. Large Cap Value Series	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,130.30	0.11%	$0.58
Hypothetical 5% Annual Return	$1,000.00	$1,024.38	0.11%	$0.56
The U.S. Small Cap Value Series
Actual Fund Return	$1,000.00	$1,104.30	0.22%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,023.83	0.22%	$1.11
The U.S. Small Cap Series
Actual Fund Return	$1,000.00	$1,087.40	0.05%	$0.26
Hypothetical 5% Annual Return	$1,000.00	$1,024.68	0.05%	$0.25
The U.S. Micro Cap Series
Actual Fund Return	$1,000.00	$1,083.50	0.12%	$0.62
Hypothetical 5% Annual Return	$1,000.00	$1,024.33	0.12%	$0.61
The DFA International Value Series
Actual Fund Return	$1,000.00	$1,186.20	0.23%	$1.25
Hypothtical 5% Annual Return	$1,000.00	$1,023.78	0.23%	$1.16
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,027.50	0.14%	$0.71
Hypothetical 5% Annual Return	$1,000.00	$1,024.23	0.14%	$0.71
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,325.20	0.15%	$0.87
Hypothetical 5% Annual Return	$1,000.00	$1,024.18	0.15%	$0.76
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,165.60	0.12%	$0.65
Hypothetical 5% Annual Return	$1,000.00	$1,024.33	0.12%	$0.61
The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,247.40	0.14%	$0.78
Hypothetical 5% Annual Return	$1,000.00	$1,024.23	0.14%	$0.71
The Canadian Small Company Series**
Actual Fund Return	$1,000.00	$1,142.00	0.57%	$1.00
Hypothetical 5% Annual Return	$1,000.00	$1,022.09	0.57%	$0.95
The Emerging Markets Series
Actual Fund Return	$1,000.00	$1,234.50	0.19%	$1.06
Hypothetical 5% Annual Return	$1,000.00	$1,023.98	0.19%	$0.96
The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$1,307.40	0.31%	$1.78
Hypothetical 5% Annual Return	$1,000.00	$1,023.39	0.31%	$1.56

128

The DFA One-Year Fixed Income Series	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,027.10	0.07%	$0.35
Hypothetical 5% Annual Return	$1,000.00	$1,024.58	0.07%	$0.35
The DFA Two-Year Global Fixed Income Series
Actual Fund Return	$1,000.00	$1,023.80	0.07%	$0.35
Hypothetical 5% Annual Return	$1,000.00	$1,024.58	0.07%	$0.35

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

**  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days since inception (60), then divided by the number of days in the year to reflect the six-month period. The Portfolio commenced operations on April 2, 2007. The "Ending Account Value" is derived from the fund's actual return since inception.

129

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 27, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

130

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Other	Total
The U.S. Large Company Series	10.3%	9.4%	10.4%	20.2%	11.8%	11.1%	15.1%	3.1%	1.2%	3.8%	3.6%	0.0%	100.0%
The U.S. Large Cap Value Series	23.6%	4.9%	10.1%	31.2%	1.6%	12.8%	4.9%	3.9%	0.0%	7.0%	0.0%	0.0%	100.0%
The U.S. Small Cap Value Series	22.1%	3.6%	6.8%	19.9%	4.8%	17.3%	16.0%	7.3%	0.3%	1.2%	0.7%	0.0%	100.0%
The U.S. Small Cap Series	17.9%	3.9%	6.0%	13.7%	14.5%	15.9%	19.3%	4.8%	0.1%	1.3%	2.5%	0.1%	100.0%
The U.S. Micro Cap Series	16.6%	3.6%	4.3%	14.0%	16.6%	16.4%	21.7%	3.9%	0.0%	1.2%	1.6%	0.1%	100.0%
The DFA International Value Series	15.6%	3.8%	3.9%	43.9%	0.6%	8.0%	2.0%	11.4%	0.1%	6.7%	3.7%	0.3%	100.0%
The Japanese Small Company Series	21.4%	9.5%	1.4%	9.3%	3.7%	30.0%	12.5%	11.6%	0.0%	0.0%	0.6%	0.0%	100.0%
The Asia Pacific Small Company Series	20.4%	5.1%	6.1%	13.7%	5.2%	20.9%	7.0%	17.1%	0.4%	1.2%	2.7%	0.2%	100.0%
The United Kingdom Small Company Series	18.7%	4.4%	6.5%	14.6%	3.0%	33.8%	11.5%	3.6%	2.9%	0.8%	0.1%	0.1%	100.0%
The Continental Small Company Series	17.5%	6.4%	2.7%	15.6%	7.4%	28.2%	10.4%	8.5%	0.4%	0.6%	2.1%	0.2%	100.0%
The Canadian Small Company Series	10.5%	3.2%	24.7%	7.2%	5.6%	10.1%	7.5%	30.1%	0.0%	0.1%	1.0%	0.0%	100.0%
The Emerging Markets Series	5.8%	9.0%	5.4%	22.0%	3.4%	8.5%	10.3%	16.6%	0.0%	15.2%	3.6%	0.2%	100.0%
The Emerging Small Cap Series	17.8%	10.3%	2.1%	12.1%	3.8%	19.6%	9.2%	19.8%	0.0%	1.4%	2.2%	1.7%	100.0%

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Supranational	Total
The Enhanced U.S. Large Company Series	31.7%	5.0%	23.0%	35.2%	5.1%	100.0%
The DFA One-Year Fixed Income Series	52.0%	0.0%	41.7%	6.3%	0.0%	100.0%
The DFA Two-Year Global Fixed Income Series	30.5%	5.3%	23.8%	35.8%	4.6%	100.0%

131

THE U.S. LARGE COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (87.2%)
Consumer Discretionary — (8.9%)
* Comcast Corp. Class A	1,247,973	$34,206,940	0.6%
Disney (Walt) Co.	821,965	29,130,440	0.5%
Home Depot, Inc.	818,933	31,831,926	0.6%
Time Warner, Inc.	1,531,062	32,718,795	0.6%
Other Securities		433,359,614	7.8%
Total Consumer Discretionary		561,247,715	10.1%
Consumer Staples — (8.1%)
Altria Group, Inc.	842,094	59,872,883	1.1%
# Coca-Cola Co.	808,272	42,830,333	0.8%
PepsiCo, Inc.	657,180	44,905,109	0.8%
Procter & Gamble Co.	1,266,150	80,463,832	1.5%
Wal-Mart Stores, Inc.	986,769	46,970,204	0.8%
Other Securities		235,883,675	4.2%
Total Consumer Staples		510,926,036	9.2%
Energy — (9.1%)
# Chevron Corp.	865,845	70,557,709	1.3%
ConocoPhillips	659,722	51,082,274	0.9%
# Exxon Mobil Corp.	2,284,571	190,007,770	3.4%
Schlumberger, Ltd.	472,910	36,825,502	0.7%
Other Securities		222,285,483	4.0%
Total Energy		570,758,738	10.3%
Financials — (17.5%)
American Express Co.	478,446	31,089,421	0.6%
American International Group, Inc.	1,043,928	75,517,752	1.4%
# Bank of America Corp.	1,794,591	91,003,710	1.6%
Citigroup, Inc.	1,967,212	107,193,382	1.9%
Federal National Mortgage Association	388,387	24,825,697	0.4%
JPMorgan Chase & Co.	1,393,739	72,237,492	1.3%
Merrill Lynch & Co., Inc.	354,853	32,905,519	0.6%
Morgan Stanley	427,174	36,326,877	0.7%
# The Goldman Sachs Group, Inc.	165,064	38,100,072	0.7%
U.S. Bancorp	710,728	24,576,974	0.4%
Wachovia Corp.	764,711	41,439,689	0.7%
# Wells Fargo & Co.	1,355,727	48,928,187	0.9%
Other Securities		478,781,283	8.7%
Total Financials		1,102,926,055	19.9%
Health Care — (10.5%)
Abbott Laboratories	619,184	34,891,018	0.6%
*# Amgen, Inc.	468,461	26,388,408	0.5%
Johnson & Johnson	1,161,299	73,475,388	1.3%
Merck & Co., Inc.	869,337	45,596,726	0.8%
# Pfizer, Inc.	2,843,744	78,174,523	1.4%
UnitedHealth Group, Inc.	543,443	29,764,373	0.5%
Wyeth	540,172	31,243,548	0.6%
Other Securities		338,417,363	6.1%
Total Health Care		657,951,347	11.8%
Industrials — (9.7%)
3M Co.	294,483	25,902,725	0.5%
Boeing Co.	316,705	31,857,356	0.6%

132

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
# General Electric Co.	4,126,279	$155,065,565	2.8%
Tyco International, Ltd.	793,395	26,467,657	0.5%
# United Parcel Service, Inc.	427,933	30,798,338	0.6%
United Technologies Corp.	399,575	28,190,016	0.5%
Other Securities		310,645,139	5.5%
Total Industrials		608,926,796	11.0%
Information Technology — (13.2%)
* Apple, Inc.	345,841	42,040,432	0.8%
*# Cisco Sytems, Inc.	2,423,665	65,245,062	1.2%
*# Google, Inc.	87,342	43,474,481	0.8%
Hewlett-Packard Co.	1,073,968	49,091,077	0.9%
# Intel Corp.	2,314,106	51,303,730	0.9%
International Business Machines Corp.	604,118	64,398,979	1.2%
Microsoft Corp.	3,457,811	106,051,063	1.9%
* Oracle Corp.	1,601,169	31,030,655	0.6%
# QUALCOMM, Inc.	664,705	28,549,080	0.5%
Other Securities		346,525,255	6.1%
Total Information Technology		827,709,814	14.9%
Materials — (2.7%)
Total Materials		168,621,427	3.0%
Real Estate Investment Trusts — (1.0%)
Total Real Estate Investment Trusts		65,882,200	1.2%
Telecommunication Services — (3.3%)
AT&T, Inc.	2,505,567	103,580,140	1.9%
Sprint Nextel Corp.	1,164,683	26,613,007	0.5%
Verizon Communications, Inc.	1,167,644	50,827,543	0.9%
Other Securities		27,498,921	0.5%
Total Telecommunication Services		208,519,611	3.8%
Utilities — (3.2%)
Total Utilities		198,695,547	3.6%
TOTAL COMMON STOCKS		5,482,165,286	98.8%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $50,305,000 FNMA 6.25%, 05/15/29, valued at $55,637,330) to be repurchased at $54,833,904	$54,826	54,826,000	1.0%
SECURITIES LENDING COLLATERAL — (11.9%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $1,044,864,178 FNMA, rates ranging from 4.500% to 5.500%, maturities ranging from 05/01/19 to 11/01/36, valued at $727,843,299) to be repurchased at $706,748,209	706,644	706,643,979	12.7%
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $45,730,000 FHLB 5.000%, 02/04/09 & 5.000%, 03/12/10, valued at $46,321,389) to be repurchased at $44,246,174	44,240	44,239,649	0.8%
TOTAL SECURITIES LENDING COLLATERAL		750,883,628	13.5%
TOTAL INVESTMENTS — (100.0%) (Cost $4,217,921,941)		$6,287,874,914	113.3%

See accompanying Notes to Financial Statements.
133

THE ENHANCED U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

May 31, 2007
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRIA — (4.0%)
BONDS — (4.0%)
Oesterreichische Kontrollbank AG (f) 2.000%, 11/26/07	2,000	$1,628,236
(f) 1.500%, 03/27/08	9,000	7,278,023
PFandBriefstelle der Oesterriechischen Landes-Hypothekenbanken (f) 3.000%, 01/19/09	8,200	6,697,334
TOTAL — AUSTRIA		15,603,593
BELGIUM — (2.5%)
BONDS — (2.5%)
Belgium, Kingdom of 5.750%, 03/28/08	7,000	9,522,219
CANADA — (1.7%)
BONDS — (1.7%)
Canadian Government (e) 4.875%, 07/07/08	5,000	6,767,563
DENMARK — (2.3%)
BONDS — (2.3%)
Denmark, Kingdom of 7.000%, 11/15/07	50,000	9,125,573
FRANCE — (7.2%)
BONDS — (7.2%)
Caisse D'Amort Dette Soc (g) 6.250%, 03/05/08	1,000	1,984,759
Caisse Nationale D'Autoroutes (f) 3.375%, 02/27/08	5,000	4,102,225
ERAP 3.375%, 04/25/08	5,000	6,674,478
French Treasury Note 3.500%, 01/12/08	7,500	10,043,393
Total Capital SA 3.500%, 01/28/08	3,750	5,018,155
TOTAL — FRANCE		27,823,010
GERMANY — (12.9%)
BONDS — (12.9%)
Bundesschatzanweisungen 2.750%, 12/14/07	5,500	7,343,842
KFW-Kreditanstalt Fuer Wiederaufbau AG 3.000%, 11/15/07	7,500	10,033,766
Landesbank Hessen-Thuringen Girozentrale (g) 5.125%, 12/07/07	2,200	4,335,358
Landeskreditbank Baden-Wuerttemberg Foerderbank 3.000%, 07/04/08	7,000	9,284,581
Landwirtschaftliche Rentenbank (j) 0.650%, 09/30/08	1,130,000	9,260,141
Norddeutsche Landesbank (j) 0.450%, 01/19/09	1,200,000	9,786,577
TOTAL — GERMANY		50,044,265

	Face Amount^	Value†
	(000)
NETHERLANDS — (7.3%)
BONDS — (7.3%)
Bank Nederlandse Gemeenten (j) 0.800%, 09/22/08	1,107,000	$9,091,263
Netherlands, Government of 2.500%, 01/15/08	6,500	8,653,285
Rabobank Nederland NV 3.625%, 01/22/08	7,800	10,451,070
TOTAL — NETHERLANDS		28,195,618
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (5.0%)
BONDS — (5.0%)
Eurofima (s) 5.625%, 02/05/08	20,000	2,920,429
European Investment Bank (e) 2.625%, 10/15/07	6,300	8,429,958
Inter-American Development Bank (f) 3.000%, 10/22/07	10,000	8,178,976
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		19,529,363
SWEDEN — (2.6%)
BONDS — (2.6%)
Swedish Government 5.000%, 01/28/09	68,000	9,974,853
UNITED KINGDOM — (6.5%)
BONDS — (6.5%)
Bank of England Euro Note (e) 2.500%, 01/28/08	7,000	9,316,935
HBOS Treasury Services P.L.C. (e) 3.750%, 01/23/08	7,000	9,382,820
MBNA Europe Funding P.L.C. (e) 3.000%, 02/07/08	5,000	6,666,364
TOTAL — UNITED KINGDOM		25,366,119
UNITED STATES — (48.0%)
AGENCY OBLIGATIONS — (5.0%)
Federal Home Loan Mortgage Corporation (e) 3.500%, 02/15/08	2,000	2,676,059
Federal Home Loan Mortgage Corporation Discount Note
5.135%, 08/20/07	17,000	16,806,200
TOTAL AGENCY OBLIGATIONS		19,482,259
BONDS — (7.1%)
Citigroup, Inc. (e) 4.625%, 11/14/07	6,500	8,754,862
General Electric Capital Corp. (j) 0.550%, 10/14/08	1,000,000	8,169,071
Pfizer, Inc. (j) 0.800%, 03/18/08	1,100,000	9,030,693
Toyota Motor Credit Corp. (f) 2.000%, 11/13/07	2,000	1,628,872
TOTAL BONDS		27,583,498

134

THE ENHANCED U.S. LARGE COMPANY SERIES

CONTINUED

	Face Amount^	Value†
	(000)
COMMERCIAL PAPER — (35.4%)
BASF AG 5.240%, 06/21/07	1,000	$997,083
5.240%, 06/22/07	9,000	8,972,437
Beta Finance Corp. 5.250%, 07/16/07	2,100	2,086,140
Ciesco L.P. 5.250%, 07/02/07	3,000	2,986,337
CRC Funding LLC 5.250%, 06/27/07	10,000	9,961,794
Eksportfinans 5.260%, 06/08/07	10,000	9,989,753
Greyhawk Funding LLC 5.260%, 06/04/07	7,600	7,596,624
Hewlett-Packard Co. 5.260%, 06/20/07	8,900	8,875,198
ING America Insurance Holdings 5.240%, 06/15/07	8,000	7,983,658
Ixis Commercial Paper Corp. 5.245%, 06/08/07	6,300	6,293,544
5.240%, 06/13/07	4,300	4,292,463
Kittyhawk Funding Corp. 5.255%, 06/18/07	6,000	5,984,947
5.270%, 06/28/07	4,500	4,482,113
McGraw-Hill Companies, Inc. 5.230%, 06/08/07	10,000	9,989,694
Paccar Financial Corp. 5.240%, 06/04/07	9,300	9,295,915
Sheffield Receivables Corp. 5.260%, 06/01/07	9,000	9,000,000
Southern Co. 5.260%, 06/28/07	10,100	10,060,058
Swedish Housing Finance Corp. 5.240%, 06/29/07	3,000	2,987,769
Total Capital SA 5.310%, 06/01/07	5,500	5,500,000
Windmill Funding Corp. 5.240%, 06/18/07	10,400	10,373,907
TOTAL COMMERCIAL PAPER		137,709,434
	Shares
TEMPORARY CASH INVESTMENTS — (0.5%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	1,974,873	1,974,873
TOTAL INVESTMENTS — (100.0%) (Cost $379,249,943)		$388,702,240

See accompanying Notes to Financial Statements.
135

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (88.5%)
Consumer Discretionary — (20.9%)
# CBS Corp. Class B	5,768,306	$191,853,858	1.7%
Clear Channel Communications, Inc.	1,942,666	74,598,374	0.7%
*# Comcast Corp. Class A	12,605,542	345,517,906	3.1%
Federated Department Stores, Inc.	1,578,230	63,018,724	0.6%
# Ford Motor Co.	11,482,590	95,764,801	0.9%
# General Motors Corp.	4,476,500	134,250,235	1.2%
* IAC/InterActiveCorp	2,126,951	73,592,505	0.7%
* Liberty Media Holding Corp. Capital Class A	996,868	112,546,397	1.0%
* Liberty Media Holding Corp. Interactive Class A	4,295,262	104,074,198	0.9%
# Time Warner, Inc.	18,954,280	405,052,964	3.7%
* Viacom, Inc. Class B	2,669,559	119,916,590	1.1%
Other Securities		855,651,107	7.8%
Total Consumer Discretionary		2,575,837,659	23.4%
Consumer Staples — (4.3%)
# Archer-Daniels-Midland Co.	2,298,560	80,541,542	0.7%
Coca-Cola Enterprises, Inc.	3,631,272	84,790,201	0.8%
# Kraft Foods, Inc.	3,684,390	124,679,758	1.1%
SUPERVALU, Inc.	1,558,542	74,248,941	0.7%
Other Securities		169,086,251	1.6%
Total Consumer Staples		533,346,693	4.9%
Energy — (8.9%)
Anadarko Petroleum Corp.	3,531,056	175,316,930	1.6%
Apache Corp.	2,352,090	189,931,268	1.7%
# Chesapeake Energy Corp.	3,245,338	113,132,483	1.0%
# ConocoPhillips	1,359,887	105,296,050	1.0%
Devon Energy Corp.	2,025,342	155,505,759	1.4%
Hess Corp.	1,777,596	105,269,235	0.9%
Other Securities		257,132,989	2.4%
Total Energy		1,101,584,714	10.0%
Financials — (27.7%)
Allstate Corp.	2,009,500	123,584,250	1.1%
AMBAC Financial Group, Inc.	795,635	71,296,852	0.6%
# Bear Stearns Companies, Inc.	423,770	63,548,549	0.6%
# Capital One Financial Corp.	1,370,484	109,337,214	1.0%
Chubb Corp.	1,288,500	70,699,995	0.6%
CIT Group, Inc.	1,345,312	80,624,548	0.7%
# CNA Financial Corp.	1,956,582	99,433,497	0.9%
# Countrywide Financial Corp.	4,574,013	178,112,066	1.6%
Hartford Financial Services Group, Inc.	1,173,900	121,111,263	1.1%
JPMorgan Chase & Co.	4,595,680	238,194,094	2.2%
# Lincoln National Corp.	911,926	66,114,635	0.6%
Loews Corp.	3,929,202	200,507,178	1.8%
# MBIA, Inc.	1,128,550	75,105,003	0.7%
# MetLife, Inc.	5,666,498	385,321,864	3.5%
# Principal Financial Group, Inc.	1,210,200	73,580,160	0.7%
# Prudential Financial, Inc.	1,887,800	192,593,356	1.8%
The Travelers Companies, Inc.	5,237,509	283,715,863	2.6%
# Unum Group	2,480,889	65,842,794	0.6%
Other Securities		914,732,294	8.3%
Total Financials		3,413,455,475	31.0%

136

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Health Care — (1.4%)
Total Health Care		$173,618,245	1.6%
Industrials — (11.3%)
Burlington Northern Santa Fe Corp.	2,247,573	209,316,473	1.9%
# CSX Corp.	3,415,204	155,186,870	1.4%
Norfolk Southern Corp.	3,254,502	188,370,576	1.7%
Northrop Grumman Corp.	2,672,884	202,096,759	1.8%
# Raytheon Co.	1,311,300	72,908,280	0.7%
# Southwest Airlines Co.	5,237,820	74,953,204	0.7%
Union Pacific Corp.	2,098,000	253,186,640	2.3%
Other Securities		240,190,880	2.2%
Total Industrials		1,396,209,682	12.7%
Information Technology — (4.3%)
* Computer Sciences Corp.	1,404,843	77,828,302	0.7%
Other Securities		454,453,845	4.1%
Total Information Technology		532,282,147	4.8%
Materials — (3.5%)
Weyerhaeuser Co.	1,460,829	119,729,545	1.1%
Other Securities		308,000,031	2.8%
Total Materials		427,729,576	3.9%
Telecommunication Services — (6.2%)
AT&T, Inc.	8,333,818	344,520,036	3.1%
# Verizon Communications, Inc.	6,008,000	261,528,240	2.4%
Other Securities		163,754,269	1.5%
Total Telecommunication Services		769,802,545	7.0%
TOTAL COMMON STOCKS		10,923,866,736	99.3%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $74,260,000 FNMA 5.58%, 03/25/37, valued at $67,918,550) to be repurchased at $66,920,646	$66,911	66,911,000	0.6%
SECURITIES LENDING COLLATERAL — (11.0%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $1,742,723,768 FNMA, rates ranging from 4.000% to 8.000%, maturities ranging from 09/01/12 to 05/01/37, valued at $1,317,645,469) to be repurchased at $1,279,456,137	1,279,267	1,279,267,445	11.6%
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $79,785,000 FHLB 3.750%, 08/15/07 & 5.500%, 06/21/07, valued at $81,208,289) to be repurchased at $77,366,415	77,355	77,355,005	0.7%
TOTAL SECURITIES LENDING COLLATERAL		1,356,622,450	12.3%
TOTAL INVESTMENTS — (100.0%) (Cost $9,454,881,533)		$12,347,400,186	112.2%

See accompanying Notes to Financial Statements.
137

THE U.S. SMALL CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (85.8%)
Consumer Discretionary — (18.9%)
American Axle & Manufacturing Holdings, Inc.	1,927,600	$55,553,432	0.5%
American Greetings Corp. Class A	1,875,200	49,148,992	0.5%
# ArvinMeritor, Inc.	3,209,562	67,015,655	0.6%
*# Big Lots, Inc.	2,439,910	76,857,165	0.7%
Bob Evans Farms, Inc.	1,422,008	55,031,710	0.5%
* Charming Shoppes, Inc.	3,592,390	44,761,179	0.4%
Cooper Tire & Rubber Co.	2,333,056	56,156,658	0.5%
*# Scholastic Corp.	1,838,391	58,405,682	0.5%
# United Auto Group, Inc.	2,617,400	58,184,802	0.5%
* Warnaco Group, Inc.	1,949,942	67,058,505	0.6%
Other Securities		1,793,107,847	16.7%
Total Consumer Discretionary		2,381,281,627	22.0%
Consumer Staples — (3.1%)
* Performance Food Group Co.	1,493,321	53,012,895	0.5%
# Universal Corp.	849,711	54,016,128	0.5%
Other Securities		279,850,821	2.6%
Total Consumer Staples		386,879,844	3.6%
Energy — (5.9%)
* Comstock Resources, Inc.	1,850,267	56,174,106	0.5%
*# Hanover Compressor Co.	3,444,124	86,103,100	0.8%
* Swift Energy Corp.	1,150,105	49,489,018	0.5%
* Universal Compression Holdings, Inc.	1,121,884	83,367,200	0.8%
USEC, Inc.	3,197,102	73,853,056	0.7%
* Whiting Petroleum Corp.	1,488,435	66,012,092	0.6%
Other Securities		330,832,900	3.0%
Total Energy		745,831,472	6.9%
Financials — (17.1%)
Delphi Financial Group, Inc. Class A	1,402,594	60,227,386	0.6%
*# FirstFed Financial Corp.	745,687	48,074,441	0.5%
# LandAmerica Financial Group, Inc.	645,080	59,792,465	0.6%
MAF Bancorp, Inc.	1,428,565	76,971,082	0.7%
MCG Capital Corp.	2,718,386	47,952,329	0.5%
Ohio Casualty Corp.	1,901,751	81,889,398	0.8%
Selective Insurance Group, Inc.	2,002,006	54,794,904	0.5%
The Phoenix Companies, Inc.	3,130,300	49,270,922	0.5%
UMB Financial Corp.	1,311,662	50,643,270	0.5%
Other Securities		1,613,772,384	14.6%
Total Financials		2,143,388,581	19.8%
Health Care — (4.1%)
* Kindred Healthcare, Inc.	1,799,675	57,589,600	0.5%
Other Securities		456,374,782	4.2%
Total Health Care		513,964,382	4.7%
Industrials — (14.8%)
* Alaska Air Group, Inc.	1,490,900	43,474,644	0.4%
Applied Industrial Technologies, Inc.	1,570,050	45,939,663	0.4%
*# Continental Airlines, Inc.	1,748,839	70,250,863	0.7%
*# Esterline Technologies Corp.	1,066,623	48,531,346	0.5%
* Kansas City Southern	1,556,800	63,906,640	0.6%
* PHH Corp.	1,926,210	59,712,510	0.6%
*# Quanta Services, Inc.	3,247,026	97,443,250	0.9%
Regal-Beloit Corp.	1,100,083	53,475,035	0.5%

138

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
*# Shaw Group, Inc.	1,184,818	$47,937,736	0.4%
# Trinity Industries, Inc.	1,825,225	84,270,638	0.8%
* United Rentals, Inc.	1,658,901	55,656,129	0.5%
Werner Enterprises, Inc.	3,164,501	61,169,804	0.6%
Other Securities		1,132,041,076	10.3%
Total Industrials		1,863,809,334	17.2%
Information Technology — (13.8%)
* BISYS Group, Inc.	4,205,455	49,414,096	0.5%
* Brooks Automation, Inc.	3,306,504	58,492,056	0.5%
* Entegris, Inc.	4,334,007	49,841,081	0.5%
Imation Corp.	1,481,405	56,160,064	0.5%
*# MKS Instruments, Inc.	1,887,264	51,427,944	0.5%
* MPS Group, Inc.	3,608,200	49,612,750	0.5%
Other Securities		1,413,901,824	12.9%
Total Information Technology		1,728,849,815	15.9%
Materials — (6.3%)
Chaparral Steel Co.	609,174	44,591,537	0.4%
# Minerals Technologies, Inc.	816,658	51,947,615	0.5%
Schnitzer Steel Industries, Inc. Class A	822,866	44,599,337	0.4%
* Terra Industries, Inc.	3,147,700	61,033,903	0.6%
Other Securities		586,246,994	5.4%
Total Materials		788,419,386	7.3%
Other — (0.0%)
Total Other		19,286	0.0%
Real Estate Investment Trusts — (0.2%)
Total Real Estate Investment Trusts		29,380,670	0.3%
Telecommunication Services — (1.0%)
Total Telecommunication Services		125,709,185	1.1%
Utilities — (0.6%)
Total Utilities		73,212,467	0.7%
TOTAL COMMON STOCKS		10,780,746,049	99.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		11,956	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $46,940,000 FNMA 6.25%, 05/15/29, valued at $51,915,640) to be repurchased at $51,164,375	$51,157	51,157,000	0.5%
SECURITIES LENDING COLLATERAL — (13.8%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $2,364,434,838 FNMA, rates ranging from 3.900% to 7.000%, maturities ranging from 09/01/13 to 05/01/37, valued at $1,690,173,232) to be repurchased at $1,641,186,924	1,640,945	1,640,944,885	15.1%
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $92,615,000 FHLB 5.000%, 02/04/09 & 5.250%, 09/13/13, & 5.500%, 06/21/07, valued at $93,922,221) to be repurchased at $89,901,770	89,889	89,888,511	0.8%
TOTAL SECURITIES LENDING COLLATERAL		1,730,833,396	15.9%
TOTAL INVESTMENTS — (100.0%) (Cost $10,326,890,333)		$12,562,748,401	115.9%

See accompanying Notes to Financial Statements.
139

THE U.S. SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (80.4%)
Consumer Discretionary — (14.5%)
* Fossil, Inc.	215,900	$6,738,239	0.2%
* Gemstar-TV Guide International, Inc.	1,321,214	6,077,584	0.2%
*# Priceline.com, Inc.	124,616	7,706,253	0.2%
* Sonic Corp.	296,603	7,231,181	0.2%
# Tempur-Pedic International, Inc.	251,600	6,380,576	0.2%
Other Securities		699,916,053	16.9%
Total Consumer Discretionary		734,049,886	17.9%
Consumer Staples — (3.2%)
Flowers Foods, Inc.	182,337	6,290,626	0.2%
Longs Drug Stores Corp.	115,800	6,633,024	0.2%
Other Securities		147,545,606	3.5%
Total Consumer Staples		160,469,256	3.9%
Energy — (4.8%)
*# Atwood Oceanics, Inc.	102,352	6,718,385	0.2%
*# Dril-Quip, Inc.	131,200	6,365,824	0.2%
* Hanover Compressor Co.	246,600	6,165,000	0.2%
* Lone Star Technologies, Inc.	101,200	6,818,856	0.2%
* Mariner Energy, Inc.	253,300	6,327,434	0.2%
* Oil States International, Inc.	162,653	6,332,081	0.2%
* Petrohawk Energy Corp.	384,456	6,266,633	0.2%
* Universal Compression Holdings, Inc.	83,949	6,238,250	0.2%
USEC, Inc.	287,431	6,639,656	0.2%
* W-H Energy Services, Inc.	99,900	6,373,620	0.2%
Other Securities		180,548,254	4.0%
Total Energy		244,793,993	6.0%
Financials — (11.0%)
Cohen & Steers, Inc.	127,000	6,602,730	0.2%
*# CompuCredit Corp.	166,160	6,118,011	0.2%
Other Securities		543,869,998	13.2%
Total Financials		556,590,739	13.6%
Health Care — (11.6%)
# Chemed Corp.	90,600	6,070,200	0.2%
*# Medarex, Inc.	409,962	6,555,292	0.2%
Steris Corp.	207,600	6,242,532	0.2%
* Sunrise Senior Living, Inc.	156,030	6,110,135	0.2%
* Ventana Medical Systems, Inc.	118,445	6,095,180	0.2%
Other Securities		560,258,859	13.4%
Total Health Care		591,332,198	14.4%
Industrials — (12.8%)
Baldor Electric Co.	146,233	6,782,287	0.2%
*# Ceradyne, Inc.	92,265	6,234,346	0.2%
Curtiss-Wright Corp.	145,000	6,535,150	0.2%
Deluxe Corp.	186,930	8,163,233	0.2%
* EMCOR Group, Inc.	91,200	5,981,808	0.2%
*# Hexcel Corp.	296,113	6,849,094	0.2%
Nordson Corp.	114,575	5,956,754	0.2%
* United Stationers, Inc.	95,009	6,374,154	0.2%
Valmont Industries, Inc.	84,450	5,952,881	0.2%
Wabtec Corp.	159,100	6,230,356	0.2%
* Washington Group International, Inc.	74,115	6,225,660	0.2%
Watson Wyatt & Co. Holdings	122,700	6,327,639	0.2%

140

THE U.S. SMALL CAP SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Woodward Governor Co.	113,018	$6,243,114	0.2%
Other Securities		568,253,137	13.3%
Total Industrials		652,109,613	15.9%
Information Technology — (15.6%)
Adtran, Inc.	262,626	7,106,660	0.2%
* Amkor Technology, Inc.	441,988	6,285,069	0.2%
*# aQuantive, Inc.	100,725	6,425,248	0.2%
*# Arris Group, Inc.	367,300	6,042,085	0.2%
* Emulex Corp.	287,200	6,372,968	0.2%
* Sonus Networks, Inc.	782,743	6,786,382	0.2%
* Tessera Technologies, Inc.	139,645	6,349,658	0.2%
Other Securities		746,691,992	17.9%
Total Information Technology		792,060,062	19.3%
Materials — (3.8%)
*# Century Aluminum Co.	110,590	6,230,641	0.2%
* OM Group, Inc.	96,900	6,057,219	0.2%
Quanex Corp.	125,975	6,039,242	0.2%
* RTI International Metals, Inc.	68,300	6,061,625	0.2%
Silgan Holdings, Inc.	115,926	6,691,249	0.2%
Texas Industries, Inc.	73,800	6,419,124	0.2%
Other Securities		157,780,208	3.5%
Total Materials		195,279,308	4.7%
Other — (0.0%)
Total Other		3,348	0.0%
Real Estate Investment Trusts — (0.1%)
Total Real Estate Investment Trusts		3,070,598	0.1%
Telecommunication Services — (1.0%)
Total Telecommunication Services		53,096,480	1.3%
Utilities — (2.0%)
Total Utilities		100,564,003	2.4%
TOTAL COMMON STOCKS		4,083,419,484	99.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		643	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $26,750,000 FHLMC 6.50%, 12/01/36, valued at $24,188,105) to be repurchased at $23,839,436	$23,836	23,836,000	0.6%
SECURITIES LENDING COLLATERAL — (19.1%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $1,227,366,429 FNMA, rates ranging from 5.000% to 6.500%, maturities ranging from 03/01/22 to 04/01/37, valued at $946,363,902) to be repurchased at $918,935,428	918,800	918,799,905	22.4%
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $53,050,000 FHLB 3.750%, 08/15/07 & 4.125%, 10/19/07, valued at $53,196,434) to be repurchased at $51,289,647	51,282	51,282,083	1.2%
TOTAL SECURITIES LENDING COLLATERAL		970,081,988	23.6%
TOTAL INVESTMENTS — (100.0%) (Cost $4,369,523,675)		$5,077,338,115	123.7%

See accompanying Notes to Financial Statements.
141

THE U.S. MICRO CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (83.6%)
Consumer Discretionary — (13.9%)
* 99 Cents Only Stores	620,800	$8,716,032	0.2%
Buckle, Inc.	264,600	10,822,140	0.2%
*# Champion Enterprises, Inc.	758,260	8,621,416	0.2%
*# Deckers Outdoor Corp.	115,553	10,155,953	0.2%
*# GSI Commerce, Inc.	415,299	9,502,041	0.2%
# Pre-Paid Legal Services, Inc.	139,400	9,056,818	0.2%
* RC2 Corp.	190,580	8,564,665	0.2%
Other Securities		826,622,579	15.2%
Total Consumer Discretionary		892,061,644	16.6%
Consumer Staples — (3.1%)
* Alliance One International, Inc.	877,124	8,429,162	0.2%
# Sanderson Farms, Inc.	197,109	8,473,716	0.2%
Other Securities		181,934,469	3.3%
Total Consumer Staples		198,837,347	3.7%
Energy — (3.6%)
*# Carrizo Oil & Gas, Inc.	243,881	9,918,640	0.2%
Other Securities		218,107,877	4.0%
Total Energy		228,026,517	4.2%
Financials — (11.6%)
Infinity Property & Casualty Corp.	159,371	8,419,570	0.2%
# Portfolio Recovery Associates, Inc.	156,728	9,278,298	0.2%
Other Securities		728,464,513	13.4%
Total Financials		746,162,381	13.8%
Health Care — (13.9%)
* Advanced Magnetics, Inc.	133,040	8,390,833	0.2%
*# Align Technology, Inc.	444,146	10,122,087	0.2%
* Amedisys, Inc.	240,143	8,957,334	0.2%
Analogic Corp.	128,346	8,470,836	0.2%
* Biosite, Inc.	129,914	11,941,695	0.2%
*# NuVasive, Inc.	324,651	8,427,940	0.2%
* Parexel International Corp.	247,080	9,937,558	0.2%
* Pharmion Corp.	291,675	8,461,492	0.2%
*# Sciele Pharma, Inc.	344,976	8,527,807	0.2%
* Xenoport, Inc.	242,266	10,659,704	0.2%
Other Securities		794,829,004	14.5%
Total Health Care		888,726,290	16.5%
Industrials — (13.8%)
* Astec Industries, Inc.	198,740	8,563,707	0.2%
Cascade Corp.	123,134	8,385,425	0.2%
* Consolidated Graphics, Inc.	123,797	8,987,662	0.2%
* Graftech International, Ltd.	942,270	14,586,340	0.3%
* Infrasource Services, Inc.	364,000	13,176,800	0.2%
*# Kenexa Corp.	247,427	9,652,127	0.2%
* M&F Worldwide Corp.	182,100	12,435,609	0.2%
* Perini Corp.	164,412	9,042,660	0.2%
# Raven Industries, Inc.	349,469	12,308,298	0.2%
* Republic Airways Holdings, Inc.	386,391	9,029,958	0.2%
* The Geo Group, Inc.	177,050	9,649,225	0.2%
Viad Corp.	208,359	9,244,889	0.2%
Other Securities		761,209,836	14.0%
Total Industrials		886,272,536	16.5%

142

THE U.S. MICRO CAP SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Information Technology — (18.1%)
* Advanced Energy Industries, Inc.	407,372	$9,996,909	0.2%
*# Blackboard, Inc.	255,448	10,511,685	0.2%
*# Comtech Telecommunications Corp.	214,711	9,612,611	0.2%
* Covansys Corp.	333,547	11,270,553	0.2%
* Mastec, Inc.	636,600	8,651,394	0.2%
Maximus, Inc.	212,800	9,197,216	0.2%
* NETGEAR, Inc.	303,937	11,339,889	0.2%
*# Opsware, Inc.	932,528	8,439,378	0.2%
* Paxar Corp.	289,100	8,745,275	0.2%
* Rofin-Sinar Technologies, Inc.	132,600	8,950,500	0.2%
* SPSS, Inc.	194,669	8,567,383	0.2%
United Online, Inc.	577,653	9,854,760	0.2%
Other Securities		1,046,976,800	19.2%
Total Information Technology		1,162,114,353	21.6%
Materials — (3.3%)
Arch Chemicals, Inc .	239,906	8,435,095	0.2%
*# Hecla Mining Co.	1,087,200	8,697,600	0.2%
*# Zoltek Companies, Inc.	246,441	9,278,504	0.2%
Other Securities		181,590,757	3.3%
Total Materials		208,001,956	3.9%
Other — (0.0%)
Total Other		10,382	0.0%
Telecommunication Services — (1.0%)
* Premiere Global Services, Inc.	688,125	8,718,544	0.2%
Other Securities		54,975,252	1.0%
Total Telecommunication Services		63,693,796	1.2%
Utilities — (1.3%)
Total Utilities		83,257,491	1.5%
TOTAL COMMON STOCKS		5,357,164,693	99.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		35,492	0.0%
TEMPORARY CASH INVESTMENTS — (0.5%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	33,906,041	33,906,041	0.6%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.9%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $1,204,032,468 FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 11/01/20 to 09/01/36, valued at $1,003,101,711) to be repurchased at $974,028,804	$973,885	973,885,156	18.1%
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $43,065,000 Tennessee Valley Authority, rates ranging from 5.375% to 7.140%, maturities ranging from 01/18/11 to 04/01/56, valued at $46,388,136) to be repurchased at $44,564,962	44,558	44,558,390	0.8%
TOTAL SECURITIES LENDING COLLATERAL		1,018,443,546	18.9%
TOTAL INVESTMENTS — (100.0%) (Cost $5,311,576,433)		$6,409,549,772	119.0%

See accompanying Notes to Financial Statements.
143

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (3.6%)
COMMON STOCKS — (3.6%)
Commonwealth Bank of Australia	1,961,135	$89,956,037	0.9%
National Australia Bank, Ltd.	2,552,152	89,892,259	0.9%
Other Securities		255,319,214	2.7%
TOTAL — AUSTRALIA		435,167,510	4.5%
AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		62,173,563	0.7%
BELGIUM — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		123,346,526	1.3%
CANADA — (4.7%)
COMMON STOCKS — (4.7%)
Alcan, Inc.	856,137	74,287,654	0.8%
Barrick Gold Corp.	1,869,220	54,349,983	0.6%
EnCana Corp.	1,459,886	89,673,252	0.9%
# Sun Life Financial, Inc.	1,258,900	59,437,594	0.6%
Other Securities		291,900,669	3.0%
TOTAL — CANADA		569,649,152	5.9%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		110,376,660	1.1%
FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		103,712,855	1.1%
FRANCE — (8.2%)
COMMON STOCKS — (8.2%)
# AXA SA	2,905,543	126,944,807	1.3%
# BNP Paribas SA	1,631,174	197,775,909	2.1%
# Compagnie de Saint-Gobain	598,264	65,554,646	0.7%
# Renault SA	379,599	54,239,431	0.6%
# Societe Generale Paris	293,528	57,173,688	0.6%
# Vivendi SA	2,554,386	111,256,954	1.2%
Other Securities		380,668,425	3.8%
TOTAL — FRANCE		993,613,860	10.3%
GERMANY — (9.3%)
COMMON STOCKS — (9.3%)
# Allianz SE	456,442	101,081,651	1.1%
Allianz SE ADR	2,630,040	58,307,987	0.6%
# Commerzbank AG	1,057,167	51,864,778	0.5%
DaimlerChrysler AG	1,734,297	158,500,482	1.7%
# Deutsche Bank AG	801,377	121,883,837	1.3%
Deutsche Telekom AG Sponsored ADR	2,767,950	51,317,793	0.5%
# E.ON AG	677,579	111,511,287	1.2%
# E.ON AG Sponsored ADR	1,043,028	57,199,656	0.6%
# Munchener Rueckversicherungs-Gesellschaft AG	379,064	71,104,848	0.7%
# Volkswagen AG	499,652	75,597,308	0.8%
Other Securities		264,719,238	2.6%
TOTAL — GERMANY		1,123,088,865	11.6%

144

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GREECE — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		$60,461,783	0.6%
HONG KONG — (2.1%)
COMMON STOCKS — (2.1%)
Other Securities		253,786,966	2.6%
IRELAND — (1.2%)
COMMON STOCKS — (1.2%)
CRH P.L.C.	1,259,311	61,175,345	0.6%
Other Securities		84,342,965	0.9%
TOTAL — IRELAND		145,518,310	1.5%
ITALY — (2.6%)
COMMON STOCKS — (2.6%)
# UniCredito Italiano SpA	7,998,675	75,128,664	0.8%
Other Securities		238,569,977	2.5%
TOTAL — ITALY		313,698,641	3.3%
JAPAN — (8.6%)
COMMON STOCKS — (8.6%)
Matsushita Electric Industrial Co., Ltd.	3,676,135	77,962,419	0.8%
Millea Holdings, Inc.	1,295,900	51,601,084	0.6%
# Sony Corp.	971,100	55,897,442	0.6%
Other Securities		853,080,874	8.7%
TOTAL — JAPAN		1,038,541,819	10.7%
NETHERLANDS — (4.7%)
COMMON STOCKS — (4.7%)
# ABN AMRO Holding NV	1,785,798	85,599,615	0.9%
ABN AMRO Holding NV Sponsored ADR	1,129,587	54,186,288	0.6%
Aegon NV	3,298,073	67,529,858	0.7%
# ING Groep NV	3,203,383	142,382,704	1.5%
# Koninklijke Philips Electronics NV	2,253,619	95,609,114	1.0%
Other Securities		126,481,515	1.2%
TOTAL — NETHERLANDS		571,789,094	5.9%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		12,603,612	0.1%
NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		88,849,005	0.9%
PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		32,634,798	0.3%
SINGAPORE — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		80,164,819	0.8%
SPAIN — (3.2%)
COMMON STOCKS — (3.2%)
# Banco Santander Central Hispano SA	7,223,177	138,609,072	1.4%
Endesa SA	1,557,828	83,835,777	0.9%
Repsol YPF SA	1,547,213	56,773,935	0.6%
Other Securities		103,518,156	1.1%
TOTAL — SPAIN		382,736,940	4.0%

145

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
Nordea Bank AB	3,830,600	$63,129,129	0.7%
Other Securities		223,264,311	2.3%
TOTAL — SWEDEN		286,393,440	3.0%
SWITZERLAND — (5.1%)
COMMON STOCKS — (5.1%)
Compagnie Financiere Richemont AG Series A	1,251,000	77,019,783	0.8%
# Credit Suisse Group	1,826,488	138,838,890	1.4%
# Swiss Re	589,833	56,158,293	0.6%
Zurich Financial SVCS AG	285,163	87,274,847	0.9%
Other Securities		252,145,287	2.6%
TOTAL — SWITZERLAND		611,437,100	6.3%
UNITED KINGDOM — (18.3%)
COMMON STOCKS — (18.3%)
Anglo American P.L.C.	2,904,256	175,481,959	1.8%
Aviva P.L.C.	6,195,868	97,883,134	1.0%
Barclays P.L.C. Sponsored ADR	1,403,590	80,327,456	0.8%
HBOS P.L.C.	8,397,157	180,670,923	1.9%
HSBC Holdings P.L.C. Sponsored ADR	1,006,700	93,663,368	1.0%
Royal Bank of Scotland Group P.L.C.	23,863,361	296,447,872	3.1%
Royal Dutch Shell P.L.C. ADR	732,443	55,445,935	0.6%
Vodafone Group P.L.C.	61,674,811	192,990,979	2.0%
Vodafone Group P.L.C. Sponsored ADR	5,287,130	166,174,496	1.7%
Xstrata P.L.C.	827,417	47,609,638	0.5%
Other Securities		821,590,339	8.4%
TOTAL — UNITED KINGDOM		2,208,286,099	22.8%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $41,990,000 FNMA 6.50%, 09/01/36, valued at $39,626,646) to be repurchased at $39,042,628	$39,037	39,037,000	0.4%
SECURITIES LENDING COLLATERAL — (20.1%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $1,060,293,015 FHLMC, rates ranging from 4.500% to 7.244%(r), maturities ranging from 04/01/22 to 06/01/37 & FNMA, rates ranging from 4.299% to 6.500%, maturities ranging from 01/11/20 to 03/01/47, valued at $881,091,524) to be repurchased at $863,942,632	863,815	863,815,219	8.9%
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $736,705,157 FHLMC, rates ranging from 4.000% to 6.500%, maturities ranging from 07/01/19 to 06/01/37 & FNMA, rates ranging from 4.592%(r) to 7.319%(r), maturities ranging from 07/01/16 to 08/01/45, valued at $594,170,105) to be repurchased at $582,605,633	582,520	582,519,711	6.0%
@ Repurchase Agreement, Merrill Lynch Government 5.31%, 06/01/07 (Collateralized by $912,714,122 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 04/01/22 to 06/01/37 & FNMA, rates ranging from 5.000% to 11.000%, maturities ranging from 11/01/17 to 05/01/37, valued at $765,000,194) to be repurchased at $750,110,625	750,000	750,000,000	7.8%
@ Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $300,461,816 FHLMC, rates ranging from 5.000% to 5.500%, maturities ranging from 06/01/26 to 05/01/37 & FNMA, rates ranging from 5.000% to 6.500%, maturities ranging from 12/01/32 to 04/01/37, valued at $231,744,179) to be repurchased at $227,233,386	227,200	227,200,000	2.4%
TOTAL SECURITIES LENDING COLLATERAL		2,423,534,930	25.1%
TOTAL INVESTMENTS — (100.0%) (Cost $8,712,119,296)		$12,070,603,347	124.8%

See accompanying Notes to Financial Statements.
146

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (74.5%)
Consumer Discretionary — (16.2%)
# Matsuzakaya Holdings Co., Ltd.	529,077	$4,205,951	0.3%
Nishimatsuya Chain Co., Ltd.	228,900	3,921,771	0.3%
Resorttrust, Inc.	178,608	4,072,766	0.3%
# Sanyo Shokai, Ltd.	458,000	3,815,037	0.3%
Tokyo Style Co., Ltd.	354,000	4,028,807	0.3%
# Yoshinoya D&C Co., Ltd.	2,227	4,230,480	0.3%
Other Securities		308,014,275	19.7%
Total Consumer Discretionary		332,289,087	21.5%
Consumer Staples — (7.0%)
# Sugi Pharmacy Co., Ltd.	203,700	4,392,069	0.3%
Other Securities		140,602,956	9.1%
Total Consumer Staples		144,995,025	9.4%
Energy — (1.0%)
# Modec, Inc.	130,400	4,620,974	0.3%
Other Securities		16,272,010	1.0%
Total Energy		20,892,984	1.3%
Financials — (6.8%)
Fuyo General Lease Co., Ltd.	108,000	3,942,260	0.3%
The Bank of Iwate, Ltd.	66,500	3,976,863	0.3%
# TOC Co., Ltd.	443,950	4,067,097	0.3%
Other Securities		128,619,142	8.2%
Total Financials		140,605,362	9.1%
Health Care — (2.8%)
Mochida Pharmaceutical Co., Ltd.	430,000	4,316,127	0.3%
# Rohto Pharmaceutical Co., Ltd.	399,000	3,943,996	0.3%
Other Securities		49,199,493	3.1%
Total Health Care		57,459,616	3.7%
Industrials — (22.5%)
# Amano Corp.	283,000	3,783,643	0.3%
# Chudenko Corp.	220,000	3,910,105	0.3%
# Fukuyama Transporting Co., Ltd.	959,000	3,953,688	0.3%
# Hitachi Plant Technologies, Ltd.	681,570	4,137,403	0.3%
Hitachi Transport System, Ltd.	358,000	4,081,293	0.3%
#* Hitachi Zosen Corp.	2,701,000	4,684,505	0.3%
# Iino Kaiun Kaisha, Ltd.	355,000	4,551,577	0.3%
Japan Airport Terminal Co., Ltd.	305,700	5,204,274	0.3%
JFE Shoji Holdings, Inc.	813,000	5,273,161	0.3%
Kintetsu World Express, Inc.	120,000	4,294,504	0.3%
Kyowa Exeo Corp.	354,000	3,971,476	0.3%
# Makino Milling Machine Co., Ltd.	345,000	4,577,176	0.3%
# Meitec Corp.	138,800	3,992,196	0.3%
Miura Co., Ltd.	148,600	4,166,166	0.3%
Nichias Corp.	435,000	4,309,211	0.3%
Okamura Corp.	389,000	3,847,177	0.3%
# Okumura Corp.	789,000	3,925,205	0.3%
Ryobi, Ltd.	587,000	3,815,958	0.3%
# Shima Seiki Manufacturing Co., Ltd.	133,800	4,172,979	0.3%
# Shinwa Kaiun Kaisha, Ltd.	540,000	4,234,205	0.3%
# Toyo Engineering Corp.	651,000	4,024,504	0.3%
Tsubakimoto Chain Co.	609,000	4,181,058	0.3%
Other Securities		369,418,740	23.3%
Total Industrials		462,510,204	29.9%

147

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Information Technology — (9.2%)
# Capcom Co., Ltd.	212,200	$3,993,764	0.3%
Hitachi Kokusai Electric, Inc.	319,000	3,817,677	0.3%
Hitachi Software Engineering Co., Ltd.	194,800	4,442,977	0.3%
# Japan Aviation Electronics Industry, Ltd.	316,000	3,953,718	0.3%
# Koei Co., Ltd.	244,400	4,040,496	0.3%
Nichicon Corp.	272,300	4,032,073	0.3%
Nippon Chemi-Con Corp.	443,000	3,961,650	0.3%
Star Micronics Co., Ltd.	177,400	4,118,285	0.3%
Other Securities		157,333,748	9.9%
Total Information Technology		189,694,388	12.3%
Materials — (8.5%)
Adeka Corp.	359,000	3,869,676	0.3%
Nifco, Inc.	171,000	3,976,504	0.3%
Nihon Parkerizing Co., Ltd.	235,000	3,879,793	0.3%
# Nippon Paint Co., Ltd.	798,000	4,259,956	0.3%
Nippon Yakin Kogyo Co., Ltd.	406,000	4,864,976	0.3%
# Toho Zinc Co., Ltd.	436,000	4,056,247	0.3%
Yodogawa Steel Works, Ltd.	657,000	3,828,968	0.2%
Other Securities		145,417,086	9.3%
Total Materials		174,153,206	11.3%
Other — (0.0%)
Total Other		3,920	0.0%
Utilities — (0.5%)
Total Utilities		9,909,410	0.6%
TOTAL COMMON STOCKS		1,532,513,202	99.1%
	Face Amount	Value†
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $1,065,000 FHLMC 6.584%(r), 03/01/37, valued at $1,073,042) to be repurchased at $1,056,152	$1,056	1,056,000	0.1%
SECURITIES LENDING COLLATERAL — (25.4%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $67,864,184 FHLMC 5.500%, 09/01/31 & 5.8039%(r), 05/01/37 & FNMA, rates ranging from 4.377%(r) to 5.918%(r), maturities ranging from 11/01/20 to 05/01/37, valued at $68,457,703) to be repurchased at $67,125,065	67,115	67,115,166	4.3%
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $185,881,711 FHLMC 6.500%, 12/01/36, valued at $168,204,051) to be repurchased at $164,930,256	164,906	164,905,932	10.7%
@ Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $459,370,098 FHLMC, rates ranging from 4.000% to 6.000%, maturities ranging from 09/01/18 to 05/01/37 & FNMA, rates ranging from 5.500% to 8.000%, maturities ranging from 06/01/08 to 12/01/36, valued at $296,822,703) to be repurchased at $291,042,761	291,000	291,000,000	18.8%
TOTAL SECURITIES LENDING COLLATERAL		523,021,098	33.8%
TOTAL INVESTMENTS — (100.0%) (Cost $2,033,496,398)		$2,056,590,300	133.0%

See accompanying Notes to Financial Statements.
148

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (38.3%)
COMMON STOCKS — (38.2%)
# ABB Grain, Ltd.	607,032	$4,426,401	0.4%
# Adelaide Bank, Ltd.	443,609	5,513,750	0.5%
Adelaide Brighton, Ltd.	2,191,287	6,647,777	0.6%
Ansell, Ltd.	602,086	6,123,792	0.6%
# APA Group	1,794,627	6,475,740	0.6%
#* Arrow Energy NL	2,258,440	4,908,388	0.5%
* Austar United Communications, Ltd.	5,107,520	7,070,454	0.7%
#* Australian Worldwide Exploration, Ltd.	1,825,281	5,050,343	0.5%
# AWB, Ltd.	1,431,329	4,477,647	0.4%
# Bank of Queensland, Ltd.	456,004	7,140,306	0.7%
# Bendigo Bank, Ltd.	388,119	5,367,578	0.5%
# Cabcharge Australia, Ltd.	491,485	5,411,299	0.5%
Campbell Brothers, Ltd.	216,190	4,884,890	0.5%
# Coates Hire, Ltd.	1,086,100	5,593,099	0.5%
# ConnectEast Group	5,166,636	6,928,234	0.6%
# Corporate Express Australia, Ltd.	743,408	4,433,320	0.4%
# DUET Group	2,085,981	6,555,072	0.6%
Fairfax Media, Ltd.	1,121,930	4,525,792	0.4%
# FKP, Ltd.	896,056	5,341,711	0.5%
Flight Centre, Ltd.	350,031	5,307,934	0.5%
Futuris Corp., Ltd.	2,990,467	6,282,755	0.6%
# Gunns, Ltd.	1,457,920	4,220,866	0.4%
# GWA International, Ltd.	1,166,276	4,251,271	0.4%
# Healthscope, Ltd.	967,031	4,651,222	0.4%
# Iluka Resources, Ltd.	974,850	4,836,975	0.5%
# Incitec Pivot, Ltd.	226,180	12,422,089	1.2%
# Jones (David), Ltd.	1,811,835	7,793,671	0.7%
# Jubilee Mines NL	494,194	7,137,618	0.7%
# Kagara Zinc, Ltd.	831,710	4,400,723	0.4%
New Hope Corp., Ltd.	3,369,563	4,817,722	0.5%
Pacific Brands, Ltd.	2,102,119	6,030,512	0.6%
Paperlinx, Ltd.	1,840,157	6,288,808	0.6%
# Primary Health Care, Ltd.	530,504	5,446,425	0.5%
# Reece Australia, Ltd.	251,463	5,879,021	0.5%
#* Silex System, Ltd.	568,711	5,172,796	0.5%
# Smorgon Steel Group, Ltd.	3,274,819	7,304,567	0.7%
# Ten Network Holdings, Ltd.	1,658,273	4,267,794	0.4%
# Transfield Services, Ltd.	768,280	7,753,833	0.7%
# United Group, Ltd.	393,438	5,470,174	0.5%
Other Securities		345,905,175	31.4%
TOTAL COMMON STOCKS		572,517,544	52.7%
PREFERRED STOCKS — (0.1%)
Other Securities		874,937	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		209,593	0.0%
TOTAL — AUSTRALIA		573,602,074	52.8%

149

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HONG KONG — (23.1%)
COMMON STOCKS — (23.1%)
Chaoda Modern Agriculture (Holdings), Ltd.	5,434,000	$4,714,637	0.4%
#* China Insurance International Holdings Co., Ltd.	3,562,000	5,566,108	0.5%
#* CITIC Resources Holdings, Ltd.	11,420,000	6,253,335	0.6%
First Pacific Co., Ltd.	6,992,000	5,003,147	0.5%
# FU JI Food & Catering Services	1,321,000	4,509,828	0.4%
#* Nan Hai Corp., Ltd.	188,572,743	8,060,189	0.8%
Pacific Basin Shipping, Ltd.	4,252,000	4,526,285	0.4%
# Ports Design, Ltd.	1,507,500	4,412,719	0.4%
Vtech Holdings, Ltd.	657,000	4,794,594	0.4%
Other Securities		298,091,156	27.4%
TOTAL COMMON STOCKS		345,931,998	31.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		451,442	0.0%
TOTAL — HONG KONG		346,383,440	31.8%
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		3,796	0.0%
NEW ZEALAND — (2.4%)
COMMON STOCKS — (2.4%)
Other Securities		36,273,116	3.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		36,213	0.0%
TOTAL — NEW ZEALAND		36,309,329	3.3%
SINGAPORE — (8.0%)
COMMON STOCKS — (8.0%)
Hotel Properties, Ltd.	1,675,000	6,750,385	0.6%
# Labroy Marine, Ltd.	3,343,000	5,346,554	0.5%
Other Securities		107,702,671	9.9%
TOTAL COMMON STOCKS		119,799,610	11.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		583,569	0.1%
TOTAL — SINGAPORE		120,383,179	11.1%
UNITED KINGDOM — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		2,191,791	0.2%

150

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $3,855,000 FNMA 5.058%(r), 01/01/36, valued at $3,501,564) to be repurchased at $3,449,497	$3,449	$3,449,000	0.3%
SECURITIES LENDING COLLATERAL — (27.7%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralilzed by $29,899,344 FHLMC, rates ranging from 4.418%(r) to 5.961%(r), maturities ranging from 10/01/32 to 07/01/36 & FNMA 4.333%(r), 07/01/35 & 6.000%, 05/01/37, valued at $15,844,656) to be repurchased at $15,535,968	15,534	15,533,677	1.4%
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $361,292,370 FHLMC 6.500%, 11/01/36 & 04/01/37, valued at $348,660,373) to be repurchased at $341,874,313	341,824	341,823,894	31.5%
@ Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $70,720,000 FNMA, rates ranging from 5.500% to 6.000%, maturities ranging from 05/01/35 to 09/01/36, valued at $58,949,811) to be repurchased at $57,801,019	57,793	57,792,527	5.3%
TOTAL SECURITIES LENDING COLLATERAL		415,150,098	38.2%
TOTAL INVESTMENTS — (100.0%) (Cost $1,118,291,535)		$1,497,472,707	137.7%

See accompanying Notes to Financial Statements.
151

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (99.2%)
Consumer Discretionary — (18.5%)
Bellway P.L.C.	298,107	$8,473,464	0.7%
Bovis Homes Group P.L.C.	449,404	9,428,792	0.7%
First Choice Holidays P.L.C.	1,764,534	12,481,045	1.0%
Greene King P.L.C.	411,407	9,078,567	0.7%
Halfords Group P.L.C.	954,932	7,425,951	0.6%
* MyTravel Group P.L.C.	1,643,447	10,751,947	0.8%
Redrow P.L.C.	644,914	7,534,198	0.6%
Taylor Nelson Sofres P.L.C.	1,605,792	7,978,781	0.6%
Other Securities		169,095,217	12.9%
Total Consumer Discretionary		242,247,962	18.6%
Consumer Staples — (4.3%)
Marston's P.L.C.	1,139,704	10,558,994	0.8%
Other Securities		45,911,061	3.5%
Total Consumer Staples		56,470,055	4.3%
Energy — (6.5%)
* Dana Petroleum P.L.C.	337,760	7,602,197	0.6%
Expro International Group P.L.C.	417,648	7,607,517	0.6%
* Premier Oil P.L.C.	335,038	7,333,303	0.6%
* Soco International P.L.C.	294,449	8,893,995	0.7%
Wood Group (John) P.L.C.	1,504,358	9,255,130	0.7%
Other Securities		44,122,768	3.3%
Total Energy		84,814,910	6.5%
Financials — (17.2%)
Aberdeen Asset Management P.L.C.	2,223,016	9,404,774	0.7%
Brit Insurance Holdings P.L.C.	1,320,379	9,071,771	0.7%
Brixton P.L.C.	952,536	9,012,488	0.7%
Capital & Regional P.L.C.	275,300	7,546,560	0.6%
Derwent London P.L.C.	400,762	16,456,224	1.3%
Great Portland Estates P.L.C.	722,131	10,239,112	0.8%
Henderson Group P.L.C.	3,717,144	11,977,821	0.9%
Hiscox, Ltd.	1,606,168	9,146,185	0.7%
Shaftesbury P.L.C.	572,839	7,828,641	0.6%
Other Securities		134,212,856	10.3%
Total Financials		224,896,432	17.3%
Health Care — (3.0%)
Total Health Care		38,712,950	3.0%

152

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Industrials — (33.7%)
Aggreko P.L.C.	1,038,893	$11,666,344	0.9%
Amec P.L.C.	683,554	8,060,672	0.6%
Arriva P.L.C.	577,614	8,304,144	0.6%
Atkins (WS) P.L.C.	445,124	9,890,359	0.8%
Babcock International Group P.L.C.	857,669	9,346,426	0.7%
Carillion P.L.C.	1,140,139	9,735,713	0.8%
* Charter P.L.C.	561,590	11,489,325	0.9%
Cookson Group P.L.C.	694,799	9,853,411	0.8%
Davis Service Group P.L.C.	687,656	8,876,337	0.7%
De La Rue P.L.C.	676,542	10,091,029	0.8%
* easyJet P.L.C.	742,283	8,359,409	0.6%
Forth Ports P.L.C.	187,302	7,619,279	0.6%
Go-Ahead Group P.L.C.	178,245	9,222,638	0.7%
Homeserve P.L.C.	238,474	8,846,124	0.7%
Intertek Group P.L.C.	512,085	9,267,833	0.7%
* Invensys P.L.C.	1,628,063	12,572,150	1.0%
Michael Page International P.L.C.	1,224,495	13,839,648	1.1%
Regus Group P.L.C.	3,865,759	11,429,920	0.9%
SIG P.L.C.	445,720	12,530,503	1.0%
VT Group P.L.C.	708,023	8,374,218	0.6%
Weir Group P.L.C.	853,629	11,464,611	0.9%
Other Securities		229,372,642	17.4%
Total Industrials		440,212,735	33.8%
Information Technology — (11.5%)
* Autonomy Corp. P.L.C.	696,972	10,686,722	0.8%
Electrocomponents P.L.C.	1,319,110	8,091,675	0.6%
Laird Group P.L.C.	735,436	8,643,472	0.7%
Misys P.L.C.	2,032,165	10,128,954	0.8%
Spectris P.L.C.	508,179	9,417,630	0.7%
Other Securities		103,156,787	7.9%
Total Information Technology		150,125,240	11.5%
Materials — (3.6%)
DS Smith P.L.C.	1,570,921	7,780,099	0.6%
Other Securities		39,169,012	3.0%
Total Materials		46,949,111	3.6%
Other — (0.0%)
Total Other		16,938	0.0%
Telecommunication Services — (0.8%)
Total Telecommunication Services		10,260,237	0.8%
Utilities — (0.1%)
Total Utilities		1,814,814	0.2%
TOTAL COMMON STOCKS		1,296,521,384	99.6%

153

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $165,000 FHLMC 6.584%(r), 03/01/37, valued at $166,246) to be repurchased at $161,023	$161	$161,000	0.0%
SECURITIES LENDING COLLATERAL — (0.8%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $7,753,050 FHLMC 6.500%, 11/01/36, valued at $6,909,830) to be repurchased at $6,775,341	6,774	6,774,342	0.5%
@ Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $4,640,000 FNMA 4.000%, 09/01/20, valued at $3,637,434) to be repurchased at $3,565,182	3,565	3,564,658	0.3%
TOTAL SECURITIES LENDING COLLATERAL		10,339,000	0.8%
TOTAL INVESTMENTS — (100.0%) (Cost $768,962,318)		$1,307,021,384	100.4%

See accompanying Notes to Financial Statements.
154

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRIA — (1.8%)
COMMON STOCKS — (1.8%)
# Andritz AG	109,548	$7,405,676	0.3%
# Boehler-Uddeholm AG	104,608	10,159,145	0.4%
Other Securities		39,179,797	1.7%
TOTAL — AUSTRIA		56,744,618	2.4%
BELGIUM — (3.1%)
COMMON STOCKS — (3.1%)
# Ackermans & Van Haaren SA	85,898	8,483,515	0.4%
# Bekaert SA	59,440	8,491,973	0.4%
Other Securities		80,267,953	3.3%
TOTAL COMMON STOCKS		97,243,441	4.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		117	0.0%
TOTAL — BELGIUM		97,243,558	4.1%
DENMARK — (2.8%)
COMMON STOCKS — (2.8%)
Other Securities		86,704,040	3.6%
FINLAND — (4.8%)
COMMON STOCKS — (4.8%)
# KCI Konecranes Oyj	255,800	10,778,721	0.5%
# Nokian Renkaat Oyj	384,580	13,408,803	0.6%
Ramirent Oyj	314,560	8,717,778	0.4%
# TietoEnator Oyj	291,429	9,296,410	0.4%
Uponor Oyj Series A	216,400	8,955,697	0.4%
Other Securities		100,429,885	4.1%
TOTAL — FINLAND		151,587,294	6.4%
FRANCE — (9.0%)
COMMON STOCKS — (9.0%)
Nexans SA	78,576	12,655,996	0.5%
# SCOR SA	282,143	7,706,647	0.3%
# Somfy SA	22,900	7,568,721	0.3%
Other Securities		253,246,389	10.7%
TOTAL COMMON STOCKS		281,177,753	11.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		46,522	0.0%
TOTAL — FRANCE		281,224,275	11.8%
GERMANY — (10.9%)
COMMON STOCKS — (10.9%)
Bilfinger Berger AG	136,777	13,409,696	0.6%
#* Conergy AG	94,598	7,305,639	0.3%
* Freenet AG	236,364	7,890,567	0.3%
# MTU Aero Engines Holding AG	144,740	8,932,845	0.4%
#* QIAGEN NV	510,901	8,880,598	0.4%
# Rhoen-Klinikum AG	149,404	9,266,657	0.4%
#* SGL Carbon AG	228,535	8,652,084	0.4%

155

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
# Stada Arzneimittel AG	164,610	$10,634,310	0.5%
Wincor Nixdorf AG	117,600	11,752,386	0.5%
Other Securities		255,018,774	10.6%
TOTAL — GERMANY		341,743,556	14.4%
GREECE — (3.6%)
COMMON STOCKS — (3.6%)
Bank of Greece	60,592	7,725,539	0.3%
Other Securities		105,620,508	4.5%
TOTAL COMMON STOCKS		113,346,047	4.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		256,488	0.0%
TOTAL — GREECE		113,602,535	4.8%
IRELAND — (2.4%)
COMMON STOCKS — (2.4%)
DCC P.L.C.	324,316	11,211,949	0.5%
IAWS Group P.L.C.	368,887	9,010,483	0.4%
Other Securities		54,248,846	2.2%
TOTAL — IRELAND		74,471,278	3.1%
ITALY — (6.5%)
COMMON STOCKS — (6.4%)
# Azimut Holding SpA	445,446	7,516,025	0.3%
* Impregilo SpA	1,144,479	10,599,805	0.5%
Other Securities		182,646,755	7.6%
TOTAL COMMON STOCKS		200,762,585	8.4%
RIGHTS/WARRANTS — (0.1%)
Other Securities		1,187,126	0.1%
TOTAL — ITALY		201,949,711	8.5%
NETHERLANDS — (7.0%)
COMMON STOCKS — (7.0%)
Aalberts Industries NV	372,614	10,442,907	0.4%
Hagemeyer NV	1,941,147	9,370,301	0.4%
Imtech NV	87,055	7,693,535	0.3%
# Koninklijke Bam Groep NV	436,318	12,965,605	0.6%
Koninklijke Boskalis Westminster NV	223,109	8,244,627	0.4%
Nutreco Holding NV	146,191	10,935,089	0.5%
OPG Groep NV	218,634	7,901,960	0.3%
#* Tele Atlas NV	351,470	8,005,025	0.3%
USG People NV	196,365	9,140,675	0.4%
Other Securities		133,356,835	5.6%
TOTAL — NETHERLANDS		218,056,559	9.2%
NORWAY — (2.6%)
COMMON STOCKS — (2.6%)
Other Securities		80,171,861	3.4%
PORTUGAL — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		32,079,611	1.3%

156

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SPAIN — (4.0%)
COMMON STOCKS — (4.0%)
Other Securities		$125,820,286	5.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		258,481	0.0%
TOTAL — SPAIN		126,078,767	5.3%
SWEDEN — (5.1%)
COMMON STOCKS — (5.1%)
JM AB	280,673	10,359,847	0.4%
Trelleborg AB Series B	230,400	7,328,100	0.3%
Other Securities		141,582,274	6.0%
TOTAL COMMON STOCKS		159,270,221	6.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1	0.0%
TOTAL — SWEDEN		159,270,222	6.7%
SWITZERLAND — (11.1%)
COMMON STOCKS — (11.0%)
* Actelion, Ltd.	35,944	7,862,816	0.3%
Bank Sarasin & Cie Series B	1,778	7,708,400	0.3%
Barry Callebaut AG	10,927	8,935,411	0.4%
Clariant AG	794,519	13,560,457	0.6%
Converium Holding AG	546,150	9,989,112	0.4%
George Fisher AG	11,518	8,845,015	0.4%
Kuoni Reisen Holding AG	13,794	8,379,655	0.4%
# Lonza Group AG	129,327	12,789,845	0.5%
PSP Swiss Property AG	148,025	8,798,717	0.4%
Rieters Holdings AG	15,890	8,780,380	0.4%
Sika AG	8,623	17,131,434	0.7%
Sulzer AG	14,002	17,990,210	0.8%
Valiant Holding AG	60,231	8,556,960	0.4%
Other Securities		206,091,970	8.5%
TOTAL COMMON STOCKS		345,420,382	14.5%
PREFERRED STOCKS — (0.1%)
Other Securities		1,748,898	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		18,712	0.0%
TOTAL — SWITZERLAND		347,187,992	14.6%
UNITED KINGDOM — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		906,270	0.0%

157

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $3,500,000 FNMA 6.50%, 09/01/36, valued at $3,303,007) to be repurchased at $3,253,469	$3,253	$3,253,000	0.1%
SECURITIES LENDING COLLATERAL — (24.2%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $1,344,315 FHLMC 6.000%, 03/15/29, valued at $2,154,717) to be repurchased at $2,112,468	2,112	2,112,156	0.1%
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $341,355,701 FHLMC 5.000%, 10/01/36 & 12/01/36, valued at $317,583,168) to be repurchased at $311,401,972	311,356	311,356,047	13.1%
@ Repurchase Agreement, Merrill Lynch Government 5.31%, 06/01/07 (Collateralized by $389,445,810 FHLMC, rates ranging from 4.500% to 6.000%, maturities ranging from 08/01/20 to 06/01/37 & FNMA, rates ranging from 4.500% to 7.200%, maturities ranging from 03/01/18 to 05/01/37, valued at $331,500,532) to be repurchased at $325,047,938	325,000	325,000,000	13.7%
@ Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $156,652,268 FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 07/01/20 to 04/01/47, valued at $119,340,373) to be repurchased at $117,017,193	117,000	117,000,000	4.9%
TOTAL SECURITIES LENDING COLLATERAL		755,468,203	31.8%
TOTAL INVESTMENTS — (100.0%) (Cost $2,066,860,787)		$3,127,743,350	131.5%

See accompanying Notes to Financial Statements.
158

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (91.9%)
Consumer Discretionary — (9.7%)
Astral Media, Inc. Class A	14,800	$602,737	1.0%
Cogeco Cable, Inc. Subordinate Voting	10,900	436,061	0.7%
Corus Entertainment, Inc. Class B Non-Voting	17,300	800,626	1.3%
Dorel Industries, Inc. Class B Subordinate Voting	13,900	448,345	0.7%
* Forzani Group, Ltd. Class A	15,600	368,852	0.6%
* Great Canadian Gaming Corp.	34,400	460,875	0.8%
Linamar Corp.	21,800	395,400	0.6%
* Martinrea International, Inc.	24,600	400,647	0.7%
Reitmans Canada, Ltd.	23,000	536,509	0.9%
Torstar Corp. Class B Non-Voting	23,500	496,980	0.8%
Other Securities		1,406,475	2.3%
Total Consumer Discretionary		6,353,507	10.4%
Consumer Staples — (3.0%)
New Maple Leaf Foods, Inc.	26,800	406,159	0.7%
Rothmans, Inc.	27,700	586,320	1.0%
Other Securities		966,953	1.6%
Total Consumer Staples		1,959,432	3.3%
Energy — (22.9%)
*# Compton Petroleum Corp.	40,100	466,759	0.8%
* Duvernay Oil Corp.	13,300	507,952	0.8%
* Energy Metals Corp.	30,700	522,382	0.9%
* Oilexco, Inc.	58,300	625,188	1.0%
* Paramount Resources, Ltd. Class A	28,000	697,644	1.1%
Pason Systems, Inc.	30,200	467,569	0.8%
*# Petrobank Energy & Resources, Ltd.	28,900	703,857	1.2%
* Savanna Energy Services Corp.	22,800	479,619	0.8%
Shawcor, Ltd.	23,600	647,588	1.1%
* Tesco Corp.	14,300	441,594	0.7%
* UEX Corp.	62,100	409,317	0.7%
* UTS Energy Corp.	94,800	474,177	0.8%
Other Securities		8,641,241	14.1%
Total Energy		15,084,887	24.8%
Financials — (6.6%)
Canadian Western Bank	29,300	713,325	1.2%
* Dundee Corp. Class A Subordinate Voting	9,300	535,602	0.9%
Dundee Wealth Management, Inc.	48,600	775,165	1.3%
Home Capital Group, Inc.	13,600	508,474	0.8%
# Northbridge Financial Corp.	15,000	479,058	0.8%
Laurentian Bank of Canada	11,400	366,109	0.6%
Other Securities		960,559	1.5%
Total Financials		4,338,292	7.1%
Health Care — (5.1%)
* Axcan Pharma, Inc.	21,500	404,030	0.7%
Other Securities		2,971,245	4.8%
Total Health Care		3,375,275	5.5%

159

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Industrials — (9.3%)
* Flint Energy Services, Ltd.	18,800	$474,570	0.8%
Quebecor World, Inc.	41,700	511,893	0.8%
Russel Metals, Inc.	30,100	862,814	1.4%
* Stantec, Inc.	17,900	587,909	1.0%
Toromont Industries, Ltd.	25,200	664,398	1.1%
Transcontinental, Inc. Class A	31,000	614,435	1.0%
Other Securities		2,382,362	3.9%
Total Industrials		6,098,381	10.0%
Information Technology — (6.9%)
* MacDonald Dettweiler & Associates, Ltd.	13,500	557,241	0.9%
* Open Text Corp.	21,800	499,346	0.8%
Other Securities		3,495,494	5.7%
Total Information Technology		4,552,081	7.4%
Materials — (27.4%)
* Canfor Corp.	37,700	460,676	0.8%
* Catalyst Paper Corp.	112,400	384,615	0.6%
CCL Industries, Inc. Class B Non-Voting	12,500	500,187	0.8%
* Crystallex International Corp.	106,400	487,435	0.8%
* Eastern Platinum, Ltd.	189,100	436,684	0.7%
* Equinox Minerals, Ltd.	154,700	467,166	0.8%
* FNX Mining Co., Inc.	17,900	583,390	1.0%
* Sino-Forest Corp.	71,600	873,579	1.4%
* Thompson Creek Metals Company, Inc.	36,400	599,974	1.0%
West Fraser Timber Co., Ltd.	17,300	671,232	1.1%
* Northgate Minerals Corp.	116,500	374,682	0.6%
Other Securities		12,192,837	20.0%
Total Materials		18,032,457	29.6%
Telecommunication Services — (0.1%)
Total Telecommunication Services		46,150	0.1%
Utilities — (0.9%)
Total Utilities		595,711	1.0%
TOTAL COMMON STOCKS		60,436,173	99.2%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (2.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $1,910,000 FHLMC 5.50%, 09/15/32, valued at $1,698,696) to be repurchased at $1,670,241	$1,670	1,670,000	2.7%
SECURITIES LENDING COLLATERAL — (5.6%)
@ Repurchase Agreement, Bear Stearns & Co. 5.09%, 06/01/07 (Collateralized by $3,701,558 U.S. Treasury Note/Bond 5.000%, 08/15/11, valued at $3,721,702) to be repurchased at $3,648,728	3,648	3,648,212	6.0%
TOTAL INVESTMENTS — (100.0%) (Cost $61,849,585)		$65,754,385	107.9%

See accompanying Notes to Financial Statements.
160

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		$12,106,505	0.4%
BRAZIL — (12.0%)
COMMON STOCKS — (1.6%)
Other Securities		53,939,304	1.8%
PREFERRED STOCKS — (10.4%)
Ambev Cia de Bebidas das Americas ADR	382,700	25,947,060	0.9%
Banci Itau Holding Financeira SA	868,000	38,113,378	1.2%
Banco Bradesco SA	1,604,316	40,838,653	1.3%
Companhia Vale do Rio Doce Series A	1,853,760	70,859,759	2.3%
Gerdau SA	697,734	15,705,371	0.5%
Investimentos Itau SA	3,630,981	22,738,522	0.7%
Telecomunicacoes de Sao Paulo SA	621,100	18,299,979	0.6%
Other Securities		108,649,857	3.6%
TOTAL PREFERRED STOCKS		341,152,579	11.1%
TOTAL — BRAZIL		395,091,883	12.9%
CHILE — (2.9%)
COMMON STOCKS — (2.9%)
Banco Santander Chile SA ADR	295,998	14,533,502	0.5%
Empresa Nacional de Electricidad SA Sponsored ADR	514,018	23,953,239	0.8%
Other Securities		57,814,140	1.9%
TOTAL COMMON STOCKS		96,300,881	3.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		200,181	0.0%
TOTAL — CHILE		96,501,062	3.2%
CZECH REPUBLIC — (1.1%)
COMMON STOCKS — (1.1%)
CEZ A.S.	381,144	19,472,470	0.6%
Other Securities		16,427,313	0.6%
TOTAL — CZECH REPUBLIC		35,899,783	1.2%
HUNGARY — (1.9%)
COMMON STOCKS — (1.9%)
MOL Hungarian Oil & Gas NYRT	168,429	21,673,925	0.7%
OTP Bank NYRT	404,689	21,421,425	0.7%
Other Securities		18,600,452	0.6%
TOTAL — HUNGARY		61,695,802	2.0%
INDIA — (11.7%)
COMMON STOCKS — (11.7%)
Hindustan Lever, Ltd.	2,697,394	13,567,672	0.5%
ICICI Bank Sponsored ADR	458,878	21,819,649	0.7%
Infosys Technologies, Ltd.	657,429	31,205,035	1.0%
ITC, Ltd.	3,899,423	15,752,149	0.5%
* Reliance Communications, Ltd.	1,721,955	21,433,618	0.7%
Reliance Industries, Ltd.	1,721,955	74,894,879	2.5%
Tata Consultancy Services, Ltd.	504,652	15,054,913	0.5%
Other Securities		190,723,083	6.2%
TOTAL — INDIA		384,450,998	12.6%

161

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
INDONESIA — (2.6%)
COMMON STOCKS — (2.6%)
PT Astra International Tbk	8,046,961	$14,981,997	0.5%
PT Telekomunikasi Indonesia Tbk	33,437,640	36,394,909	1.2%
Other Securities		33,336,522	1.1%
TOTAL COMMON STOCKS		84,713,428	2.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,860	0.0%
TOTAL — INDONESIA		84,720,288	2.8%
ISRAEL — (4.3%)
COMMON STOCKS — (4.3%)
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	1,322,025	51,823,380	1.7%
Other Securities		88,182,146	2.9%
TOTAL — ISRAEL		140,005,526	4.6%
MALAYSIA — (4.9%)
COMMON STOCKS — (4.9%)
Other Securities		162,693,981	5.3%
MEXICO — (12.1%)
COMMON STOCKS — (12.1%)
# America Movil S.A.B. de C.V. Series L	45,669,559	138,078,177	4.5%
America Movil S.A.B. de C.V. Series L ADR	376,240	22,781,332	0.7%
*# Carso Global Telecom S.A. de C.V. Telecom Series A1	3,638,671	21,480,678	0.7%
# Cementos de Mexico S.A.B de C.V. Series B	4,243,502	16,480,885	0.5%
Cemex S.A.B. de C.V. Sponsored ADR	570,622	22,185,783	0.7%
# Grupo Mexico S.A.B. de C.V. Series B	2,792,574	16,558,603	0.5%
# Telefonos de Mexico S.A. de C.V.	12,016,800	24,202,559	0.8%
# Wal-Mart de Mexico SAB de C.V. Series V	8,883,165	33,615,329	1.1%
Other Securities		102,756,276	3.5%
TOTAL — MEXICO		398,139,622	13.0%
PHILIPPINES — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		34,928,216	1.1%
POLAND — (2.2%)
COMMON STOCKS — (2.2%)
Bank Pekao SA	156,792	13,988,452	0.5%
Other Securities		57,163,869	1.8%
TOTAL — POLAND		71,152,321	2.3%
SOUTH AFRICA — (10.8%)
COMMON STOCKS — (10.8%)
Anglo American Platinum Corp., Ltd.	180,856	30,290,480	1.0%
AngloGold Ashanti, Ltd.	402,684	16,644,039	0.5%
FirstRand, Ltd.	7,981,316	25,608,635	0.8%
Impala Platinum Holdings, Ltd.	610,844	18,668,234	0.6%
MTN Group, Ltd.	2,048,030	28,099,395	0.9%
Sasol, Ltd. Sponsored ADR	828,800	30,143,456	1.0%
Standard Bank Group, Ltd.	1,631,952	24,109,351	0.8%
Telkom South Africa, Ltd.	710,238	17,085,261	0.6%
Other Securities		166,060,791	5.5%
TOTAL — SOUTH AFRICA		356,709,642	11.7%

162

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SOUTH KOREA — (10.6%)
COMMON STOCKS — (10.6%)
# Hyundai Heavy Industries Co., Ltd.	49,890	$17,079,215	0.6%
Kookmin Bank	161,175	14,592,376	0.5%
# POSCO	46,060	22,055,620	0.7%
Samsung Electronics Co., Ltd.	97,139	56,130,527	1.8%
Other Securities		239,896,905	7.8%
TOTAL — SOUTH KOREA		349,754,643	11.4%
TAIWAN — (9.1%)
COMMON STOCKS — (9.1%)
Cathay Financial Holdings Co., Ltd.	8,465,487	17,870,856	0.6%
Hon Hai Precision Industry Co., Ltd.	3,835,006	27,091,584	0.9%
Nan Ya Plastic Corp.	6,878,218	13,333,047	0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	21,327,076	44,369,598	1.5%
Other Securities		198,103,454	6.4%
TOTAL — TAIWAN		300,768,539	9.8%
THAILAND — (1.5%)
COMMON STOCKS — (1.5%)
Other Securities		48,767,513	1.6%
TURKEY — (3.4%)
COMMON STOCKS — (3.4%)
Akbank T.A.S.	3,155,889	22,148,685	0.7%
Turkiye Garanti Bankasi A.S.	3,760,431	20,763,178	0.7%
Turkiye Is Bankasi A.S.	3,364,999	15,751,442	0.5%
Other Securities		53,630,260	1.8%
TOTAL — TURKEY		112,293,565	3.7%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $7,535,000 FHLMC 6.275%(r), 09/01/36, valued at $7,064,943) to be repurchased at $6,960,003	$6,959	6,959,000	0.2%
SECURITIES LENDING COLLATERAL — (7.2%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $402,756,711 FHLMC, rates ranging from 4.305%(r) to 7.337%(r), maturities ranging from 05/01/08 to 12/01/35 & FNMA, rates ranging from 4.277%(r) to 8.214%(r), maturities ranging from 04/01/17 to 12/01/44, valued at $241,783,748) to be repurchased at $237,077,784	237,043	237,042,820	7.8%
TOTAL INVESTMENTS — (100.0%) (Cost $1,628,286,203)		$3,289,681,709	107.6%

See accompanying Notes to Financial Statements.
163

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		$3,099,859	0.2%
BRAZIL — (10.4%)
COMMON STOCKS — (1.2%)
Copesul Companhia Petroquimica do Sul	269,500	5,036,465	0.4%
Perdigao SA	311,716	5,646,911	0.5%
Other Securities		5,497,133	0.4%
TOTAL COMMON STOCKS		16,180,509	1.3%
PREFERRED STOCKS — (9.2%)
Acesita SA	97,876	3,612,394	0.3%
Braskem SA Special Preferred A Sponsored ADR	293,200	4,963,876	0.4%
Companhia Paranaense de Energia-Copel Series B	478,800,000	7,140,875	0.6%
Duratex SA	370,000	10,562,624	0.9%
Eletropaulo Metropolita SA Preferred A	69,600,000	4,311,504	0.3%
Klabin SA	2,149,300	7,104,662	0.6%
Lojas Americanas SA	72,190,369	5,445,281	0.4%
Metalurgica Gerdau SA	145,929	4,322,415	0.4%
* Net Servicos de Comunicacao SA	400,902	6,761,700	0.5%
Sadia SA	1,138,000	5,846,986	0.5%
Sadia SA ADR	81,400	4,175,820	0.3%
Suzano Papel e Celullose SA	557,934	6,738,193	0.5%
Ultrapar Participacoes SA	137,030	4,224,319	0.3%
Vivo Participacoes SA	980,412	4,787,228	0.4%
Weg SA	890,600	7,464,164	0.6%
Other Securities		36,309,657	2.9%
TOTAL PREFERRED STOCKS		123,771,698	9.9%
TOTAL — BRAZIL		139,952,207	11.2%
CHILE — (1.4%)
COMMON STOCKS — (1.4%)
Other Securities		18,381,798	1.5%
HUNGARY — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		8,909,928	0.7%
INDIA — (10.6%)
COMMON STOCKS — (10.6%)
Other Securities		142,549,007	11.4%
PREFERRED STOCKS — (0.0%)
Other Securities		28,276	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		7,292	0.0%
TOTAL — INDIA		142,584,575	11.4%
INDONESIA — (3.3%)
COMMON STOCKS — (3.3%)
Other Securities		43,952,786	3.5%

164

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
Other Securities		$88,802	0.0%
TOTAL — INDONESIA		44,041,588	3.5%
ISRAEL — (3.7%)
COMMON STOCKS — (3.7%)
Other Securities		49,238,420	4.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		57,292	0.0%
TOTAL — ISRAEL		49,295,712	4.0%
MALAYSIA — (7.9%)
COMMON STOCKS — (7.9%)
* Malaysian Resources Corp. Berhad	5,864,866	3,701,426	0.3%
Other Securities		103,103,902	8.3%
TOTAL COMMON STOCKS		106,805,328	8.6%
PREFERRED STOCKS — (0.0%)
Other Securities		24,074	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		28,477	0.0%
TOTAL — MALAYSIA		106,857,879	8.6%
MEXICO — (6.3%)
COMMON STOCKS — (6.3%)
Consorcio ARA S.A. de C.V.	4,060,800	6,541,444	0.5%
# Controladora Comercial Mexicana S.A. de C.V. Series B	2,191,700	5,959,089	0.5%
*# Corporacion GEO S.A.B. de C.V. Series B	2,382,300	13,520,293	1.1%
Embotelladora Arca S.A. de C.V., Mexico	1,840,400	6,674,760	0.6%
*# Empresas ICA S.A.B. de C.V.	1,694,008	7,566,606	0.6%
# Gruma S.A.B. de C.V. Series B	1,069,600	3,754,730	0.3%
Grupo Aeroportuario del Sureste S.A.B. de C.V.	652,200	3,319,452	0.3%
Grupo Cementos de Chihuahua S.A. de C.V.	730,200	5,201,387	0.4%
*# Industrias CH S.A.B. de C.V. Series B	1,502,948	7,256,190	0.6%
# TV Azteca S.A. de C.V. Series A	6,581,300	6,311,969	0.5%
Other Securities		18,734,895	1.4%
TOTAL — MEXICO		84,840,815	6.8%
PHILIPPINES — (1.7%)
COMMON STOCKS — (1.7%)
* Megaworld Properties & Holdings, Inc.	39,924,880	3,445,193	0.3%
Other Securities		19,333,905	1.5%
TOTAL — PHILIPPINES		22,779,098	1.8%
POLAND — (5.6%)
COMMON STOCKS — (5.5%)
* Cersanit SA	244,907	4,184,601	0.3%
* Echo Investment SA	118,198	4,555,976	0.4%
* Grupa Kety SA	44,298	3,458,449	0.3%
* Impexmetal SA	31,024	4,479,075	0.4%
Mostostal Siedlce SA	46,569	4,356,955	0.4%
Orbis SA	161,652	4,860,667	0.4%
Prokom Software SA	65,251	3,533,848	0.3%
Zaklad Przetworstwa Hutniczego Stalprodukt SA	13,102	6,251,371	0.5%
Other Securities		38,571,660	3.0%
TOTAL COMMON STOCKS		74,252,602	6.0%

165

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.1%)
Other Securities		$613,834	0.0%
TOTAL — POLAND		74,866,436	6.0%
SOUTH AFRICA — (10.8%)
COMMON STOCKS — (10.8%)
Aeci, Ltd.	373,412	4,636,168	0.4%
* African Rainbow Minerals, Ltd.	429,344	7,359,939	0.6%
Aveng, Ltd.	1,002,160	7,028,326	0.6%
Dimension Data Holdings PLC	3,458,471	3,640,157	0.3%
Johnic Communications, Ltd.	340,496	4,926,303	0.4%
Metropolitan Holdings, Ltd.	1,684,538	3,843,045	0.3%
Murray & Roberts Holdings, Ltd.	651,864	6,173,413	0.5%
# Northam Platinum, Ltd.	497,325	3,874,174	0.3%
Sun International, Ltd.	237,817	4,973,738	0.4%
Tongaat-Hulett Group, Ltd.	230,678	4,696,668	0.4%
Truworths International, Ltd.	1,011,805	5,889,430	0.5%
Other Securities		88,979,729	7.0%
TOTAL — SOUTH AFRICA		146,021,090	11.7%
SOUTH KOREA — (13.4%)
COMMON STOCKS — (13.4%)
Hyundai Securities Co., Ltd.	189,830	3,794,715	0.3%
# STX Shipbuilding Co., Ltd.	68,346	3,304,311	0.3%
Other Securities		173,581,019	13.9%
TOTAL COMMON STOCKS		180,680,045	14.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		10,786	0.0%
TOTAL — SOUTH KOREA		180,690,831	14.5%
TAIWAN — (10.1%)
COMMON STOCKS — (10.1%)
Other Securities		135,691,971	10.9%
THAILAND — (3.0%)
COMMON STOCKS — (3.0%)
Other Securities		40,961,967	3.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		67,129	0.0%
TOTAL — THAILAND		41,029,096	3.3%
TURKEY — (3.2%)
COMMON STOCKS — (3.2%)
Other Securities		43,468,924	3.5%

166

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $7,380,000 FHLMC 6.275%(r), 09/01/36, valued at $6,919,612) to be repurchased at $6,813,982	$6,813	$6,813,000	0.6%
SECURITIES LENDING COLLATERAL — (7.2%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $163,065,279 FHLMC, rates ranging from 4.281%(r) to 6.078%(r), maturities ranging from 09/01/31 to 09/01/36 & FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 06/01/16 to 05/01/37, valued at $99,605,997) to be repurchased at $97,667,271	97,653	97,652,867	7.8%
TOTAL INVESTMENTS - (100.0%) (Cost $835,827,182)		$1,346,977,674	108.0%

See accompanying Notes to Financial Statements.
167

THE DFA ONE-YEAR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

May 31, 2007
(Unaudited)

	Face Amount	Value†
	(000)
UNITED STATES — (99.5%)
BONDS — (2.9%)
General Electric Capital Corp. Floating Rate Note (r) 5.390%, 08/22/08	$10,730	$10,736,374
(r) 5.320%, 10/24/08	53,300	53,319,721
(r) 5.360%, 10/24/08	9,500	9,503,496
(r) 5.390%, 01/05/09	10,385	10,389,071
Western Corp. Credit Union Floating Rate Note
(r) 5.340%, 09/25/08	5,000	5,000,455
TOTAL BONDS		88,949,117
CERTIFICATES OF DEPOSITS — (6.8%)
Barclays Bank 5.295%, 07/23/07	64,000	64,000,000
Credit Suisse 5.280%, 06/04/07	87,000	87,000,000
Deutsche Bank AG 5.270%, 06/04/07	60,000	60,000,000
TOTAL CERTIFICATES OF DEPOSITS		211,000,000
COMMERCIAL PAPER — (89.8%)
Abbey National North America 5.270%, 06/06/07	20,335	20,320,117
Alfa Corp. 5.250%, 06/06/07	12,990	12,980,493
5.250%, 06/11/07	29,480	29,436,903
Bank of America Corp. 5.240%, 06/01/07	61,500	61,500,000
Bank of Nova Scotia 5.250%, 06/15/07	27,800	27,743,210
5.240%, 06/29/07	50,400	50,194,514
Barton Capital Corp. 5.250%, 06/01/07	82,000	82,000,000
BASF AG 5.240%, 06/06/07	87,000	86,936,325
Beta Finance Corp. 5.250%, 06/01/07	2,000	2,000,000
5.250%, 06/11/07	19,200	19,171,647
5.250%, 06/18/07	19,000	18,952,420
5.245%, 06/25/07	39,000	38,862,459
5.250%, 06/25/07	11,000	10,961,206
BNP Paribas Finance, Inc. 5.240%, 06/04/07	89,700	89,660,604
Cafco LLC 5.240%, 06/08/07	23,900	23,875,278
5.240%, 06/18/07	37,000	36,907,345
5.250%, 07/11/07	25,000	24,853,250
CBA (DE) Finance, Inc. 5.250%, 06/12/07	88,000	87,858,566
CC (USA), Inc. 5.250%, 06/11/07	8,600	8,587,300
5.270%, 06/25/07	50,900	50,720,491

	Face Amount	Value†
	(000)
Ciesco L.P. 5.250%, 06/06/07	$14,000	$13,989,655
5.240%, 06/18/07	19,000	18,952,420
5.250%, 06/20/07	28,400	28,320,605
5.250%, 07/02/07	27,000	26,877,031
Colgate-Palmolive Co. 5.230%, 06/05/07	26,681	26,665,376
CRC Funding LLC 5.240%, 06/12/07	37,800	37,738,613
5.250%, 06/27/07	21,150	21,069,194
5.250%, 06/28/07	29,900	29,781,372
Danske Corp. 5.240%, 06/01/07	38,800	38,800,000
5.240%, 06/21/07	50,000	49,854,165
Deutsche Bank Financial 5.250%, 06/12/07	71,800	71,684,603
5.250%, 06/25/07	18,200	18,136,336
Dexia Delaware LLC 5.275%, 06/01/07	83,500	83,500,000
Eksportfinans 5.240%, 06/01/07	12,800	12,800,000
5.255%, 06/06/07	77,000	76,943,644
FPL Fuels, Inc. 5.260%, 06/29/07	24,700	24,599,103
Govco, Inc. 5.240%, 06/15/07	34,000	33,929,776
5.240%, 06/27/07	18,000	17,931,229
Greyhawk Funding LLC 5.260%, 06/18/07	87,000	86,781,726
Harvard University 5.250%, 06/04/07	9,600	9,595,560
HBOS Treasury Services P.L.C. 5.240%, 06/22/07	25,300	25,222,519
Hewlett-Packard Co. 5.250%, 06/01/07	87,000	87,000,000
Ixis Commercial Paper Corp. 5.245%, 06/08/07	15,100	15,084,527
Kittyhawk Funding Corp. 5.255%, 06/18/07	7,000	6,982,438
5.270%, 06/25/07	22,500	22,420,501
5.270%, 06/27/07	61,000	60,766,504
Lloyds TSB Bank P.L.C. 5.240%, 06/11/07	87,000	86,872,815
McGraw-Hill Companies, Inc. 5.230%, 06/08/07	52,500	52,445,893
Metlife Funding, Inc. 5.240%, 06/20/07	29,400	29,318,538
National Rural Utilities 5.240%, 06/20/07	18,539	18,487,337
5.260%, 07/09/07	41,900	41,661,240
Nstar Electric Co. 5.250%, 06/08/07	7,975	7,966,781
5.250%, 06/11/07	23,400	23,365,595
5.240%, 06/13/07	20,000	19,964,746
5.250%, 06/22/07	19,400	19,340,248

168

THE DFA ONE-YEAR FIXED INCOME SERIES

CONTINUED

	Face Amount	Value†
	(000)
PPG Industries, Inc. 5.240%, 06/05/07	$60,500	$60,464,371
Rabobank USA Financial Corp. 5.290%, 06/01/07	57,000	57,000,000
5.250%, 06/26/07	33,000	32,879,778
Sheffield Receivables Corp. 5.260%, 06/04/07	40,500	40,482,010
5.260%, 06/07/07	46,700	46,658,516
Societe Generale North America 5.250%, 06/11/07	30,400	30,355,558
5.250%, 06/22/07	38,400	38,282,400
Southern Co. 5.255%, 06/01/07	18,000	18,000,000
5.240%, 06/05/07	28,970	28,952,940
5.240%, 06/06/07	19,800	19,785,425
5.240%, 06/19/07	10,800	10,771,488
5.250%, 06/27/07	13,300	13,249,340
Swedish Housing Finance Corp. 5.250%, 06/18/07	37,000	36,908,270
5.240%, 06/29/07	52,400	52,186,360
Total Capital SA 5.310%, 06/01/07	88,000	88,000,000
UBS Finance Delaware, Inc. 5.250%, 06/01/07	1,700	1,700,000
5.260%, 06/12/07	51,000	50,918,033
5.245%, 06/20/07	36,800	36,698,035
Windmill Funding Corp. 5.250%, 06/06/07	21,000	20,984,454
5.260%, 06/11/07	40,000	39,940,824
5.280%, 07/06/07	29,600	29,447,563
TOTAL COMMERCIAL PAPER		2,782,037,583
TOTAL — UNITED STATES		3,081,986,700
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $17,470,000 FHLMC 6.50%, 12/01/36, valued at $15,796,867) to be repurchased at $15,566,244	15,564	15,564,000
TOTAL INVESTMENTS — (100.0%) (Cost $3,097,582,932)		$3,097,550,700

See accompanying Notes to Financial Statements.
169

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

May 31, 2007
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRIA — (3.0%)
BONDS — (3.0%)
Bundesimmobiliengesellschaft mbH (f) 3.500%, 08/22/08	19,200	$15,768,674
Oesterreichische Kontrollbank AG (f) 2.000%, 11/26/07	13,000	10,583,537
(f) 3.500%, 02/18/08	54,475	44,734,614
(f) 1.500%, 03/27/08	21,000	16,982,052
TOTAL — AUSTRIA		88,068,877
BELGIUM — (2.6%)
BONDS — (2.6%)
Belgium, Kingdom of 5.750%, 03/28/08	56,000	76,177,753
CANADA — (1.9%)
BONDS — (1.9%)
British Columbia, Province of (f) 2.125%, 03/26/08	20,000	16,249,265
Canadian Government (e) 4.875%, 07/07/08	28,700	38,845,811
TOTAL — CANADA		55,095,076
DENMARK — (2.5%)
BONDS — (2.5%)
Denmark, Kingdom of 7.000%, 11/15/07	400,000	73,004,588
FRANCE — (7.5%)
BONDS — (7.5%)
Caisse D'Amortissement de la Dette Sociale SA 6.250%, 10/25/07	27,104	36,733,744
(g) 4.625%, 12/07/07	17,500	34,422,045
Caisse Nationale D'Autoroutes (f) 3.375%, 02/27/08	5,000	4,102,225
ERAP 3.375%, 04/25/08	44,850	59,870,064
French Treasury Note 3.500%, 01/12/08	50,000	66,955,960
Total Capital SA (f) 2.500%, 10/01/07	5,000	4,080,658
3.500%, 01/28/08	9,000	12,043,572
TOTAL — FRANCE		218,208,268
GERMANY — (11.5%)
BONDS — (11.5%)
Bayerische Landesbank (g) 5.250%, 12/07/07	10,803	21,299,190
3.250%, 02/28/08	19,600	26,160,471
Bundesschatzanweisungen 2.750%, 12/14/07	42,000	56,080,249
Depfa Deutsche Pfandbriefbank AG (f) 1.750%, 02/18/08	14,640	11,872,206
KFW-Kreditanstalt Fuer Wiederaufbau AG 3.000%, 11/15/07	51,000	68,229,613

	Face Amount^	Value†
	(000)
(g) 5.375%, 12/07/07	1,500	$2,961,955
Landesbank Hessen-Thuringen Girozentrale (g) 5.125%, 12/07/07	4,000	7,882,469
Landeskreditbank Baden- Wuerttemberg Foerderbank 3.000%, 07/04/08	17,000	22,548,269
Landwirtschaftliche Rentenbank (f) 1.750%, 02/12/08	10,000	8,112,533
3.000%, 03/14/08	10,000	13,322,125
(j) 0.650%, 09/30/08	2,536,000	20,782,051
Norddeutsche Landesbank (j) 0.450%, 01/19/09	9,018,000	73,546,125
TOTAL — GERMANY		332,797,256
IRELAND — (1.1%)
BONDS — (1.1%)
General Electric Capital Euro Funding 2.750%, 04/18/08	25,000	33,163,424
NETHERLANDS — (8.9%)
BONDS — (8.9%)
Bank Nederlandse Gemeenten (j) 0.800%, 09/22/08	9,300,000	76,376,460
Nederlandse Waterschapsbank NV 3.250%, 06/01/08	32,000	42,583,264
Netherlands, Government of 2.500%, 01/15/08	53,000	70,557,556
Rabobank Nederland NV 3.625%, 01/22/08	50,000	66,994,039
TOTAL — NETHERLANDS		256,511,319
NORWAY — (2.1%)
BONDS — (2.1%)
Eksportfinans ASA (e) 3.500%, 04/16/08	45,000	60,120,312
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (4.6%)
BONDS — (4.6%)
Eurofima (s) 5.625%, 02/05/08	89,000	12,995,911
European Investment Bank (e) 5.000%, 04/15/08	50,000	67,638,760
Inter-American Development Bank (f) 3.000%, 10/22/07	60,260	49,286,510
Nordic Investment Bank (t) 5.090%, 12/20/07	5,000	4,111,344
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		134,032,525
SWEDEN — (3.0%)
BONDS — (3.0%)
Swedish Government 5.000%, 01/28/09	583,000	85,519,698

170

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

CONTINUED

	Face Amount^	Value†
	(000)
UNITED KINGDOM — (5.9%)
BONDS — (5.9%)
Bank of England Euro Note (e) 2.500%, 01/28/08	57,550	$76,598,516
BP Capital Markets P.L.C. 5.000%, 12/27/07	4,025	7,922,522
GlaxoSmithKline Capital P.L.C. (e) 3.375%, 04/15/08	17,200	22,944,604
HBOS Treasury Services P.L.C. (e) 3.750%, 01/23/08	12,700	17,023,116
(j) 0.800%, 10/02/08	4,325,000	35,411,018
Nework Rail Infrastructure Finance P.L.C. 4.500%, 03/14/08	6,000	11,755,949
TOTAL — UNITED KINGDOM		171,655,725
UNITED STATES — (44.8%)
AGENCY OBLIGATIONS — (5.2%)
Federal Home Loan Mortgage Corporation (e) 3.500%, 02/15/08	73,000	97,676,139
Federal National Mortgage Association (t) 6.375%, 08/15/07	65,000	53,799,575
TOTAL AGENCY OBLIGATIONS		151,475,714
BONDS — (8.5%)
Citigroup, Inc. (e) 4.625%, 11/14/07	13,000	17,509,724
(f) 1.500%, 04/07/08	25,000	20,178,437
General Electric Capital Corp. (j) 0.550%, 10/14/08	3,688,000	30,127,536
(j) 0.750%, 02/05/09	1,547,000	12,643,198
(f) 2.250%, 02/09/09	21,000	16,934,748
General Electric Capital Corp. Floating Rate Note
(r) 5.460%, 07/28/08	1,700	1,702,057
(r) 5.390%, 08/22/08	10,000	10,005,940
(r) 5.396%, 12/12/08	6,200	6,205,555
Pfizer, Inc. (j) 0.800%, 03/18/08	7,539,000	61,893,084
Toyota Motor Credit Corp. (f) 2.000%, 11/13/07	22,900	18,650,581
(j) 0.750%, 06/09/08	5,956,000	48,884,225
TOTAL BONDS		244,735,085
COMMERCIAL PAPER — (31.1%)
Barton Capital Corp. 5.250%, 06/01/07	49,000	49,000,000
5.270%, 06/07/07	14,000	13,987,586
5.260%, 06/13/07	20,800	20,763,157
BASF AG 5.240%, 06/06/07	22,300	22,283,679
5.240%, 06/08/07	25,000	24,974,383
5.240%, 06/21/07	18,300	18,246,624
5.240%, 06/22/07	17,700	17,645,794
Cafco LLC 5.250%, 06/22/07	37,700	37,583,665
5.250%, 06/29/07	35,000	34,855,996
Ciesco L.P. 5.260%, 06/08/07	3,000	2,996,897

	Face Amount^	Value†
	(000)
5.250%, 06/20/07	11,600	$11,567,571
5.250%, 06/21/07	9,000	8,973,535
5.250%, 07/02/07	23,000	22,895,249
CRC Funding LLC 5.240%, 06/12/07	27,600	27,555,178
5.260%, 06/21/07	19,700	19,642,070
5.250%, 06/28/07	31,900	31,773,437
5.250%, 07/09/07	5,000	4,972,107
Eksportfinans 5.240%, 06/01/07	23,400	23,400,000
Govco, Inc. 5.250%, 07/06/07	10,000	9,948,599
Greyhawk Funding LLC 5.260%, 06/18/07	82,000	81,794,270
Hewlett-Packard Co. 5.250%, 06/01/07	19,700	19,700,000
5.250%, 06/13/07	10,300	10,281,844
5.260%, 06/20/07	30,900	30,813,891
Ixis Commercial Paper Corp. 5.245%, 06/08/07	4,600	4,595,286
Kittyhawk Funding Corp. 5.270%, 06/08/07	22,500	22,476,681
5.250%, 06/11/07	17,000	16,974,850
5.260%, 06/20/07	14,300	14,259,947
5.270%, 06/27/07	11,778	11,732,916
Nstar Electric Co. 5.240%, 06/06/07	5,000	4,996,320
Sheffield Receivables Corp. 5.260%, 06/01/07	21,000	21,000,000
5.260%, 06/04/07	28,000	27,987,562
5.260%, 06/12/07	34,200	34,144,353
Southern Co. 5.240%, 06/06/07	1,900	1,898,601
5.240%, 06/19/07	9,600	9,574,656
Swedish Housing Finance Corp 5.250%, 06/15/07	27,100	27,044,640
Swedish Housing Finance Corp. 5.250%, 06/18/07	21,300	21,247,193
Total Capital SA 5.310%, 06/01/07	68,000	68,000,000
Windmill Funding Corp. 5.250%, 06/11/07	25,000	24,963,015
5.260%, 06/11/07	10,200	10,184,910
5.250%, 06/14/07	5,000	4,990,389
5.260%, 06/21/07	11,000	10,967,593
5.270%, 06/21/07	18,700	18,644,908
TOTAL COMMERCIAL PAPER		901,339,352
TOTAL — UNITED STATES		1,297,550,151
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $19,195,000 FNMA 5.058%(r), 01/01/36, valued at $17,435,154) to be repurchased at $17,178,476	$17,176	17,176,000
TOTAL INVESTMENTS — (100.0%) (Cost $2,830,594,855)		$2,899,080,972

See accompanying Notes to Financial Statements.
171

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	The U.S. Large Company Series	The Enhanced U.S. Large Company Series	The U.S. Large Cap Value Series	The U.S. Small Cap Value Series
ASSETS:
Investments at Value (including $729,542, $0, $1,309,133 and $1,648,092 of securities on loan, respectively)	$5,482,165	$386,727	$10,923,867	$10,780,758
Temporary Cash Investments at Value	54,826	1,975	66,911	51,157
Collateral Received from Securities on Loan at Value	750,884	—	1,356,622	1,730,833
Foreign Currencies at Value	—	381	—	—
Cash	1,863	—	—	1
Receivables:
Investment Securities Sold	—	—	—	30,298
Dividends and Interest	10,391	3,194	12,718	7,923
Securities Lending Income	94	—	165	1,037
Fund Shares Sold	1,732	—	6,206	8,913
Realized Gain of Forward Currency Contracts	—	1,413	—	—
Unrealized Gain on Swap Contracts	—	724	—	—
Unrealized Gain on Forward Currency Contracts	—	1,703	—	—
Prepaid Expenses and Other Assets	19	3	25	23
Total Assets	6,301,974	396,120	12,366,514	12,610,943
LIABILITIES:
Payables:
Upon Return of Securities Loaned	750,884	—	1,356,622	1,730,833
Investment Securities Purchased	—	—	—	39,302
Fund Shares Redeemed	1,467	347	119	981
Due to Advisor	114	16	897	1,773
Fund Margin Variation	33	249	—	—
Unrealized Loss on Forward Currency Contracts	—	9	—	—
Accrued Expenses and Other Liabilities	274	22	369	458
Total Liabilities	752,772	643	1,358,007	1,773,347
NET ASSETS	$5,549,202	$395,477	$11,008,507	$10,837,596
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	N/A	38,396,810	440,180,123	426,142,450
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	N/A	$10.30	$25.01	$25.43
Investments at Cost	$3,412,212	$377,275	$8,031,348	$8,544,900
Temporary Cash Investments at Cost	$54,826	$1,975	$66,911	$51,157
Collateral Received from Securities on Loan at Cost	$750,884	$—	$1,356,622	$1,730,833
Foreign Currencies at Cost	$—	$366	$—	$—
NET ASSETS CONSIST OF:
Paid-In Capital	N/A	$350,916	$7,950,348	$7,889,075
Accumulated Net Investment Income (Loss)	N/A	6,279	34,662	36,143
Accumulated Net Realized Gain (Loss)	N/A	(1,664)	130,978	676,520
Net Unrealized Appreciation (Depreciation)	N/A	39,946	2,892,519	2,235,858
NET ASSETS	N/A	$395,477	$11,008,507	$10,837,596
(1) NUMBER OF SHARES AUTHORIZED	N/A	Unlimited	Unlimited	Unlimited

See accompanying Notes to Financial Statements.
172

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	The U.S. Small Cap Series	The U.S. Micro Cap Series	The DFA International Value Series	The Japanese Small Company Series
ASSETS:
Investments at Value (including $925,163, $953,008, $2,298,491 and $478,329 of securities on loan, respectively)	$4,083,420	$5,357,200	$9,608,031	$1,532,513
Temporary Cash Investments at Value	23,836	33,906	39,037	1,056
Collateral Received from Securities on Loan at Value	970,082	1,018,444	2,423,535	523,021
Foreign Currencies at Value	—	—	37,838	600
Cash	1	—	15	15
Receivables:
Investment Securities Sold	1,911	6,363	9,523	1,184
Dividends, Interest, and Tax Reclaims	2,370	2,675	30,721	10,554
Securities Lending Income	849	1,622	4,896	883
Fund Shares Sold	2,919	1,017	9,793	39
Prepaid Expenses and Other Assets	7	30	23	4
Total Assets	5,085,395	6,421,257	12,163,412	2,069,869
LIABILITIES:
Payables:
Upon Return of Securities Loaned	970,082	1,018,444	2,423,535	523,021
Investment Securities Purchased	12,053	16,654	68,877	—
Fund Shares Redeemed	—	—	305	—
Due to Advisor	100	440	1,580	128
Accrued Expenses and Other Liabilities	185	267	392	90
Total Liabilities	982,420	1,035,805	2,494,689	523,239
NET ASSETS	$4,102,975	$5,385,452	$9,668,723	$1,546,630
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	226,075,259	447,238,032	380,612,787	N/A
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$18.15	$12.04	$25.40	N/A
Investments at Cost	$3,375,606	$4,259,227	$6,249,547	$1,509,419
Temporary Cash Investments at Cost	$23,836	$33,906	$39,037	$1,056
Collateral Received from Securities on Loan at Cost	$970,082	$1,018,444	$2,423,535	$523,021
Foreign Currencies at Cost	$—	$—	$37,705	$600
NET ASSETS CONSIST OF:
Paid-In Capital	$3,208,503	$4,068,245	$5,937,449	N/A
Accumulated Net Investment Income (Loss)	13,654	19,930	130,871	N/A
Accumulated Net Realized Gain (Loss)	173,004	199,304	241,818	N/A
Net Unrealized Appreciation (Depreciation)	707,814	1,097,973	3,358,585	N/A
NET ASSETS	$4,102,975	$5,385,452	$9,668,723	N/A
(1) NUMBER OF SHARES AUTHORIZED	Unlimited	Unlimited	Unlimited	N/A

See accompanying Notes to Financial Statements.
173

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series
ASSETS:
Investments at Value (including $361,945, $9,758, $708,159 and $3,350 of securities on loan, respectively)	$1,078,874	$1,296,521	$2,369,022	$60,436
Temporary Cash Investments at Value	3,449	161	3,253	1,670
Collateral Received from Securities on Loan at Value	415,150	10,339	755,468	3,648
Foreign Currencies at Value	3,036	997	9,287	16
Cash	15	16	15	15
Receivables:
Investment Securities Sold	287	197	2,896	—
Dividends, Interest, and Tax Reclaims	1,510	4,627	4,504	23
Securities Lending Income	450	4	985	6
Fund Shares Sold	7	4	—	2,095
Prepaid Expenses and Other Assets	2	3	6	—
Deferred Offering Costs	—	—	—	1
Total Assets	1,502,780	1,312,869	3,145,436	67,910
LIABILITIES:
Payables:
Upon Return of Securities Loaned	415,150	10,339	755,468	3,648
Investment Securities Purchased	364	868	10,460	3,299
Fund Shares Redeemed	—	—	26	—
Due to Advisor	86	108	195	4
Accrued Expenses and Other Liabilities	55	48	115	13
Total Liabilities	415,655	11,363	766,264	6,964
NET ASSETS	$1,087,125	$1,301,506	$2,379,172	$60,946
Investments at Cost	$699,692	$758,462	$1,308,140	$56,531
Temporary Cash Investments at Cost	$3,449	$161	$3,253	$1,670
Collateral Received from Securities on Loan at Cost	$415,150	$10,339	$755,468	$3,648
Foreign Currencies at Cost	$2,947	$1,010	$9,232	$15

See accompanying Notes to Financial Statements.
174

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	The Emerging Markets Series	The Emerging Markets Small Cap Series	The DFA One-Year Fixed Income Series	The DFA Two-Year Global Fixed Income Series
ASSETS:
Investments at Value (including $218,951, $90,979, $0, and $0 of securities on loan, respectively)	$3,045,680	$1,242,512	$3,081,987	$2,881,905
Temporary Cash Investments at Value	6,959	6,813	15,564	17,176
Collateral Received from Securities on Loan at Value	237,043	97,653	—	—
Foreign Currencies at Value	686	317	—	4,680
Cash	16	3,195	—	16
Receivables:
Dividends, Interest, and Tax Reclaims	8,324	2,249	918	25,547
Securities Lending Income	241	168	—	—
Fund Shares Sold	570	—	3,333	2,651
Unrealized Gain on Forward Currency Contracts	—	—	—	20,911
Prepaid Expenses and Other Assets	16	19	6	6
Total Assets	3,299,535	1,352,926	3,101,808	2,952,892
LIABILITIES:
Payables:
Upon Return of Securities Loaned	237,043	97,653	—	—
Investment Securities Purchased	1,848	6,303	—	—
Fund Shares Redeemed	6	553	—	573
Due to Advisor	249	198	127	121
Unrealized Loss on Forward Currency Contracts	—	—	—	422
Deferred Thailand Capital Gains Tax	2,966	1,199	—	—
Accrued Expenses and Other Liabilities	289	113	126	141
Total Liabilities	242,401	106,019	253	1,257
NET ASSETS	$3,057,134	$1,246,907	$3,101,555	$2,951,635
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	N/A	N/A	309,631,315	284,032,487
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	N/A	N/A	$10.02	$10.39
Investments at Cost	$1,384,284	$731,361	$3,082,019	$2,813,419
Temporary Cash Investments at Cost	$6,959	$6,813	$15,564	$17,176
Collateral Received from Securities on Loan at Cost	$237,043	$97,653	$—	$—
Foreign Currencies at Cost	$688	$316	$—	$4,572
NET ASSETS CONSIST OF:
Paid-In Capital	N/A	N/A	$3,102,563	$2,847,022
Accumulated Net Investment Income (Loss)	N/A	N/A	13,621	41,798
Accumulated Net Realized Gain (Loss)	N/A	N/A	(14,597)	(26,755)
Net Unrealized Appreciation (Depreciation)	N/A	N/A	(32)	89,570
NET ASSETS	N/A	N/A	$3,101,555	$2,951,635
(1) NUMBER OF SHARES AUTHORIZED	N/A	N/A	Unlimited	Unlimited

See accompanying Notes to Financial Statements.
175

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	The U.S. Large Company Series	The Enhanced U.S. Large Company Series	The U.S. Large Cap Value Series	The U.S. Small Cap Value Series
Investment Income
Dividends	$50,314	—	$67,021	$60,023
Interest	1,924	$6,435	2,703	2,210
Income from Securities Lending	547	—	1,140	5,225
Total Investment Income	52,785	6,435	70,864	67,458
Expenses
Investment Advisory Services Fees	646	90	4,898	10,059
Accounting & Transfer Agent Fees	249	27	464	476
S&P 500® Fees	42	4	—	—
Custodian Fees	31	18	51	77
Legal Fees	57	—	19	23
Audit Fees	30	2	46	55
Shareholders' Reports	20	1	28	36
Directors'/Trustees' Fees & Expenses	31	2	47	57
Other	39	2	58	71
Total Expenses	1,145	146	5,611	10,854
Net Investment Income (Loss)	51,640	6,289	65,253	56,604
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(3,946)	(29)	131,248	679,023
Futures	5,321	17,885	—	—
Foreign Currency Transactions	—	(4,861)	—	—
Swap Contracts	—	639	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	460,574	(558)	1,020,820	270,432
Futures	1,342	7,885	—	—
Swap Contracts	—	421	—	—
Translation of Foreign Currency Denominated Amounts	—	7,971	—	—
Net Realized and Unrealized Gain (Loss)	463,291	29,353	1,152,068	949,455
Net Increase (Decrease) in Net Assets Resulting from Operations	$514,931	$35,642	$1,217,321	$1,006,059

See accompanying Notes to Financial Statements.
176

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	The U.S. Small Cap Series	The U.S. Micro Cap Series	The DFA International Value Series	The Japanese Small Company Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $19,012 and $947, respectively)	$19,014	$26,459	$161,000	$12,590
Interest	608	787	1,141	199
Income from Securities Lending	4,275	8,757	10,357	5,259
Total Investment Income	23,897	36,003	172,498	18,048
Expenses
Investment Advisory Services Fees	574	2,529	8,450	756
Accounting & Transfer Agent Fees	187	244	404	83
Custodian Fees	43	52	554	146
Legal Fees	9	13	14	4
Audit Fees	21	29	38	9
Shareholders' Reports	14	19	21	5
Directors'/Trustees' Fees & Expenses	22	30	39	9
Other	30	38	67	15
Total Expenses	900	2,954	9,587	1,027
Net Investment Income (Loss)	22,997	33,049	162,911	17,021
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	175,473	200,507	242,536	33,661
Foreign Currency Transactions	—	—	765	(35)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	128,022	178,524	1,045,173	(12,537)
Translation of Foreign Currency Denominated Amounts	—	—	(314)	(372)
Net Realized and Unrealized Gain (Loss)	303,495	379,031	1,288,160	20,717
Net Increase (Decrease) in Net Assets Resulting from Operations	$326,492	$412,080	$1,451,071	$37,738

See accompanying Notes to Financial Statements.
177

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series(a)
Investment Income
Dividends (Net of Foreign Taxes Withheld of $157, $0, $4,530 and $5, respectively)	$13,632	$16,789	$27,759	$27
Interest	171	56	124	13
Income from Securities Lending	2,343	25	4,098	6
Total Investment Income	16,146	16,870	31,981	46
Expenses
Investment Advisory Services Fees	441	610	1,063	5
Accounting & Transfer Agent Fees	53	69	111	5
Custodian Fees	135	40	259	20
Legal Fees	1	2	4	—
Audit Fees	4	6	9	—
Shareholders' Reports	2	3	5	—
Directors'/Trustees' Fees & Expenses	4	6	9	—
Other	23	10	18	1
Total Expenses	663	746	1,478	31
Net Investment Income (Loss)	15,483	16,124	30,503	15
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	20,273	33,402	106,338	—
Foreign Currency Transactions	655	35	107	(44)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	225,085	135,411	329,802	3,906
Translation of Foreign Currency Denominated Amounts	(21)	(24)	(53)	(6)
Net Realized and Unrealized Gain (Loss)	245,992	168,824	436,194	3,856
Net Increase (Decrease) in Net Assets Resulting from Operations	$261,475	$184,948	$466,697	$3,871

(a)  The Portfolio commenced operations on April 2, 2007.

See accompanying Notes to Financial Statements.
178

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	The Emerging Markets Series	The Emerging Markets Small Cap Series	The DFA One-Year Fixed Income Series	The DFA Two-Year Global Fixed Income Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $3,311, $829, $0 and $0, respectively)	$35,945	$12,505	—	—
Interest	241	117	$74,587	$48,713
Income from Securities Lending	1,120	756	—	—
Total Investment Income	37,306	13,378	74,587	48,713
Expenses
Investment Advisory Services Fees	1,339	1,043	710	683
Accounting & Transfer Agent Fees	137	61	142	139
Custodian Fees	936	464	17	125
Legal Fees	7	2	3	6
Audit Fees	17	9	15	15
Shareholders' Reports	8	2	9	9
Directors'/Trustees' Fees & Expenses	15	5	16	16
Other	31	17	18	19
Total Expenses	2,490	1,603	930	1,012
Net Investment Income (Loss)	34,816	11,775	73,657	47,701
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	27,395	39,439	(17)	(285)
Foreign Currency Transactions	146	(142)	—	(48,894)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	515,369	236,008	874	(4,827)
Translation of Foreign Currency Denominated Amounts	126	58	—	72,476
Deferred Thailand Capital Gains Tax	(265)	(114)	—	—
Net Realized and Unrealized Gain (Loss)	542,771	275,249	857	18,470
Net Increase (Decrease) in Net Assets Resulting from Operations	$577,587	$287,024	$74,514	$66,171

See accompanying Notes to Financial Statements.
179

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Large Company Series		The Enhanced U.S. Large Company Series		The U.S. Large Cap Value Series		The U.S. Small Cap Value Series
	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$51,640	$87,710	$6,289	$11,543	$65,253	$119,373	$56,604	$103,401
Net Realized Gain (Loss) on:
Investment Securities Sold	(3,946)	(8,634)	(29)	(2,115)	131,248	477,934	679,023	945,679
Futures	5,321	6,769	17,885	8,831	—	—	—	—
Foreign Currency Transactions	—	—	(4,861)	(790)	—	—	—	—
Swap Contracts	—	—	639	1,860	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	460,574	523,721	(558)	11,808	1,020,820	631,814	270,432	517,884
Futures	1,342	(1,050)	7,885	16,928	—	—	—	—
Swap Contracts	—	—	421	(613)	—	—	—	—
Translation of Foreign Currency Denominated Amounts	—	—	7,971	(5,635)	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	514,931	608,516	35,642	41,817	1,217,321	1,229,121	1,006,059	1,566,964
Distributions From:
Net Investment Income	—	—	(1,466)	(4,468)	(32,076)	(127,544)	(22,308)	(104,797)
Net Short-Term Gains	—	—	(11,623)	—	(14,058)	(14,160)	(77,426)	(37,843)
Net Long-Term Gains	—	—	(14,452)	(4,136)	(463,917)	(186,026)	(868,641)	(678,973)
Total Distributions	—	—	(27,541)	(8,604)	(510,051)	(327,730)	(968,375)	(821,613)
Capital Share Transactions (1):
Shares Issued	—	—	32,252	55,264	1,051,942	1,997,675	648,246	899,678
Shares Issued in Lieu of Cash Distributions	—	—	26,974	8,537	491,277	317,835	943,202	795,998
Shares Redeemed	—	—	(19,133)	(63,339)	(108,288)	(182,182)	(235,948)	(523,514)
Net Increase (Decrease) from Capital Share Transactions	—	—	40,093	462	1,434,931	2,133,328	1,355,500	1,172,162
Transactions in Interest:
Contributions	308,010	753,004	—	—	—	—	—	—
Withdrawals	(226,719)	(647,252)	—	—	—	—	—	—
Net Increase (Decrease) from Transactions in Interest	81,291	105,752	—	—	—	—	—	—
Total Increase (Decrease) in Net Assets	596,222	714,268	48,194	33,675	2,142,201	3,034,719	1,393,184	1,917,513
Net Assets
Beginning of Period	4,952,980	4,238,712	347,283	313,608	8,866,306	5,831,587	9,444,412	7,526,899
End of Period	$5,549,202	$4,952,980	$395,477	$347,283	$11,008,507	$8,866,306	$10,837,596	$9,444,412
(1) Shares Issued and Redeemed:
Shares Issued	N/A	N/A	3,310	5,851	44,806	92,566	26,816	37,774
Shares Issued in Lieu of Cash Distributions	N/A	N/A	2,836	916	21,752	15,344	40,735	36,792
Shares Redeemed	N/A	N/A	(1,961)	(6,751)	(4,583)	(8,564)	(9,819)	(22,249)
	N/A	N/A	4,185	16	61,975	99,346	57,732	52,317
Accumulated Net Investment Income (Loss) at End of Period	N/A	N/A	$6,279	$7,107	$34,662	$1,485	$36,143	$1,847

See accompanying Notes to Financial Statements.
180

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Small Cap Series		The U.S. Micro Cap Series		The DFA International Value Series		The Japanese Small Company Series
	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$22,997	$36,669	$33,049	$45,889	$162,911	$193,174	$17,021	$23,044
Net Realized Gain (Loss) on:
Investment Securities Sold	175,473	237,752	200,507	436,862	242,536	201,700	33,661	62,821
Foreign Currency Transactions	—	—	—	—	765	378	(35)	(83)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	128,022	201,127	178,524	125,507	1,045,173	1,351,708	(12,537)	(135,957)
Translation of Foreign Currency Denominated Amounts	—	—	—	—	(314)	486	(372)	218
Net Increase (Decrease) in Net Assets Resulting from Operations	326,492	475,548	412,080	608,258	1,451,071	1,747,446	37,738	(49,957)
Distributions From:
Net Investment Income	(10,162)	(37,137)	(14,158)	(46,539)	(25,660)	(202,210)	—	—
Net Short-Term Gains	(37,237)	(34,285)	(61,220)	(72,770)	(14,957)	(11,375)	—	—
Net Long-Term Gains	(200,073)	(153,072)	(375,219)	(336,642)	(185,943)	(115,307)	—	—
Total Distributions	(247,472)	(224,494)	(450,597)	(455,951)	(226,560)	(328,892)	—	—
Capital Share Transactions (1):
Shares Issued	246,425	463,046	321,273	516,783	947,057	1,589,921	—	—
Shares Issued in Lieu of Cash Distributions	243,989	221,851	439,322	443,063	226,219	307,948	—	—
Shares Redeemed	(84,963)	(211,846)	(162,672)	(238,645)	(186,316)	(226,869)	—	—
Net Increase (Decrease) from Capital Share Transactions	405,451	473,051	597,923	721,201	986,960	1,671,000	—	—
Transactions in Interest:
Contributions	—	—	—	—	—	—	155,655	334,524
Withdrawals	—	—	—	—	—	—	(32,485)	(50,274)
Net Increase (Decrease) from Transactions in Interest	—	—	—	—	—	—	123,170	284,250
Total Increase (Decrease) in Net Assets	484,471	724,105	559,406	873,508	2,211,471	3,089,554	160,908	234,293
Net Assets
Beginning of Period	3,618,504	2,894,399	4,826,046	3,952,538	7,457,252	4,367,698	1,385,722	1,151,429
End of Period	$4,102,975	$3,618,504	$5,385,452	$4,826,046	$9,668,723	$7,457,252	$1,546,630	$1,385,722
(1) Shares Issued and Redeemed:
Shares Issued	14,347	27,493	28,098	44,880	40,459	80,546	N/A	N/A
Shares Issued in Lieu of Cash Distributions	14,627	14,136	39,434	41,073	10,265	16,678	N/A	N/A
Shares Redeemed	(4,871)	(12,687)	(14,233)	(20,711)	(8,138)	(11,688)	N/A	N/A
	24,103	28,942	53,299	65,242	42,586	85,536	N/A	N/A
Accumulated Net Investment Income (Loss) at End of Period	$13,654	$819	$19,930	$1,039	$130,871	$(7,523)	N/A	N/A

See accompanying Notes to Financial Statements.
181

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Asia Pacific Small Company Series		The United Kingdom Small Company Series		The Continental Small Company Series		The Canadian Small Company Series
	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	April 2, 2007(a) to May 31, 2007
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$15,483	$23,806	$16,124	$23,984	$30,503	$32,787	$15
Net Realized Gain (Loss) on:
Investment Securities Sold	20,273	37,029	33,402	30,432	106,338	46,115	—
Foreign Currency Transactions	655	(442)	35	359	107	(3)	(44)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	225,085	130,890	135,411	275,001	329,802	455,015	3,906
Translation of Foreign Currency Denominated Amounts	(21)	15	(24)	23	(53)	130	(6)
Net Increase (Decrease) in Net Assets Resulting from Operations	261,475	191,298	184,948	329,799	466,697	534,044	3,871
Transactions in Interest:
Contributions	99,245	171,488	14,858	158,726	65,286	375,913	57,075
Withdrawals	(23,222)	(9,082)	(16,126)	(13,737)	(28,005)	(16,701)	—
Net Increase (Decrease) from Transactions in Interest	76,023	162,406	(1,268)	144,989	37,281	359,212	57,075
Total Increase (Decrease) in Net Assets	337,498	353,704	183,680	474,788	503,978	893,256	60,946
Net Assets
Beginning of Period	749,627	395,923	1,117,826	643,038	1,875,194	981,938	—
End of Period	$1,087,125	$749,627	$1,301,506	$1,117,826	$2,379,172	$1,875,194	$60,946

See accompanying Notes to Financial Statements.
182

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Emerging Markets Series		The Emerging Markets Small Cap Series		The DFA One-Year Fixed Income Series		The DFA Two-Year Global Fixed Income Series
	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$34,816	$54,451	$11,775	$17,070	$73,657	$94,187	$47,701	$72,520
Net Realized Gain (Loss) on:
Investment Securities Sold	27,395	28,277	39,439	65,664	(17)	(4,503)	(285)	(15,021)
Foreign Currency Transactions	146	(585)	(142)	(496)	—	—	(48,894)	1,152
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	515,369	484,776	236,008	160,217	874	16,421	(4,827)	91,272
Translation of Foreign Currency Denominated Amounts	126	(23)	58	6	—	—	72,476	(46,235)
Deferred Thailand Capital Gains Tax	(265)	902	(114)	(475)	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	577,587	567,798	287,024	241,986	74,514	106,105	66,171	103,688
Distributions From:
Net Investment Income	—	—	—	—	(69,351)	(90,843)	(10,572)	(19,326)
Total Distributions	—	—	—	—	(69,351)	(90,843)	(10,572)	(19,326)
Capital Share Transactions (1):
Shares Issued	—	—	—	—	851,516	1,068,203	374,334	511,783
Shares Issued in Lieu of Cash Distributions	—	—	—	—	67,697	89,382	10,572	19,113
Shares Redeemed	—	—	—	—	(241,952)	(707,260)	(57,644)	(114,719)
Net Increase (Decrease) from Capital Share Transactions	—	—	—	—	677,261	450,325	327,262	416,177
Transactions in Interest:
Contributions	150,204	455,977	123,368	181,431	—	—	—	—
Withdrawals	(85,628)	(461,369)	(67,014)	(65,159)	—	—	—	—
Net Increase (Decrease) from Transactions in Interest	64,576	(5,392)	56,354	116,272	—	—	—	—
Total Increase (Decrease) in Net Assets	642,163	562,406	343,378	358,258	682,424	465,587	382,861	500,539
Net Assets
Beginning of Period	2,414,971	1,852,565	903,529	545,271	2,419,131	1,953,544	2,568,774	2,068,235
End of Period	$3,057,134	$2,414,971	$1,246,907	$903,529	$3,101,555	$2,419,131	$2,951,635	$2,568,774
(1) Shares Issued and Redeemed:
Shares Issued	N/A	N/A	N/A	N/A	85,181	107,376	36,429	51,248
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	6,792	8,997	1,041	1,908
Shares Redeemed	N/A	N/A	N/A	N/A	(24,226)	(71,080)	(5,648)	(11,439)
	N/A	N/A	N/A	N/A	67,747	45,293	31,822	41,717
Accumulated Net Investment Income (Loss) at End of Period	N/A	N/A	N/A	N/A	$13,621	$9,315	$41,798	$52,411

See accompanying Notes to Financial Statements.
183

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	The U.S. Large Company Series
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	N/A		N/A	N/A	N/A	N/A	N/A
Income From Investment Operations
Net Investment Income (Loss)	—		—	—	—	—	—
Net Gains (Losses) on Securities (Realized and Unrealized)	—		—	—	—	—	—
Total From Investment Operations	—		—	—	—	—	—
Less Distributions
Net Investment Income	—		—	—	—	—	—
Net Realized Gains	—		—	—	—	—	—
Total Distributions	—		—	—	—	—	—
Net Asset Value, End of Period	N/A		N/A	N/A	N/A	N/A	N/A
Total Return	10.28	%(C)	14.25%	8.51%	12.77%	15.05%	(16.59)%
Net Assets, End of Period (thousands)	$5,549,202		$4,952,980	$4,238,712	$3,493,919	$3,000,997	$2,623,557
Ratio of Expenses to Average Net Assets	0.04	%(B)	0.04%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.00	%(B)	1.95%	1.87%	1.99%	1.75%	1.53%
Portfolio Turnover Rate	2	%(C)	4%	6%	2%	8%	11%

The Enhanced U.S. Large Company Series
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$10.15	$9.17	$8.83	$7.94	$6.97	$8.41
Income From Investment Operations
Net Investment Income (Loss)	0.17	(A)	0.33	(A)	0.27	(A)	0.08	0.15	0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	0.79	0.90	0.36	0.91	0.93	(1.46)
Total From Investment Operations	0.96	1.23	0.63	0.99	1.08	(1.28)
Less Distributions
Net Investment Income	(0.04)	(0.13)	(0.29)	(0.10)	(0.11)	(0.16)
Net Realized Gains	(0.77)	(0.12)	—	—	—	—
Total Distributions	(0.81)	(0.25)	(0.29)	(0.10)	(0.11)	(0.16)
Net Asset Value, End of Period	$10.30	$10.15	$9.17	$8.83	$7.94	$6.97
Total Return	10.10	%(C)	13.69%	7.21%	12.50%	15.71%	(15.34)%
Net Assets, End of Period (thousands)	$395,477	$347,283	$313,608	$221,780	$141,478	$101,407
Ratio of Expenses to Average Net Assets	0.08	%(B)	0.08%	0.17%	0.18%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets	3.49	%(B)	3.52%	2.96%	1.59%	1.44%	2.61%
Portfolio Turnover Rate	12	%(C)	134%	57%	125%	138%	183%

See accompanying Notes to Financial Statements.
184

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The U.S. Large Cap Value Series
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$23.44	$20.91	$18.55	$15.41	$13.01	$14.44
Income From Investment Operations
Net Investment Income (Loss)	0.16	(A)	0.36	(A)	0.29	0.23	0.21	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	2.75	3.27	2.41	3.09	2.41	(1.43)
Total From Investment Operations	2.91	3.63	2.70	3.32	2.62	(1.23)
Less Distributions
Net Investment Income	(0.08)	(0.38)	(0.32)	(0.18)	(0.22)	(0.20)
Net Realized Gains	(1.26)	(0.72)	(0.02)	—	—	—
Total Distributions	(1.34)	(1.10)	(0.34)	(0.18)	(0.22)	(0.20)
Net Asset Value, End of Period	$25.01	$23.44	$20.91	$18.55	$15.41	$13.01
Total Return	13.03	%(C)	18.16%	14.66%	21.68%	20.34%	(8.64)%
Net Assets, End of Period (thousands)	$11,008,507	$8,866,306	$5,831,587	$3,919,913	$2,510,662	$1,737,809
Ratio of Expenses to Average Net Assets	0.11	%(B)	0.12%	0.14%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.34	%(B)	1.68%	1.56%	1.41%	1.62%	1.49%
Portfolio Turnover Rate	3	%(C)	13%	9%	7%	7%	9%

See accompanying Notes to Financial Statements.
185

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The U.S. Small Cap Value Series
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$25.64	$23.81	$23.78	$20.20	$15.04	$16.54
Income From Investment Operations
Net Investment Income (Loss)	0.14	(A)	0.29	(A)	0.17	0.16	0.12	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	2.28	4.11	2.35	5.09	6.29	0.11
Total From Investment Operations	2.42	4.40	2.52	5.25	6.41	0.22
Less Distributions
Net Investment Income	(0.06)	(0.30)	(0.31)	(0.08)	(0.12)	(0.11)
Net Realized Gains	(2.57)	(2.27)	(2.18)	(1.59)	(1.13)	(1.61)
Total Distributions	(2.63)	(2.57)	(2.49)	(1.67)	(1.25)	(1.72)
Net Asset Value, End of Period	$25.43	$25.64	$23.81	$23.78	$20.20	$15.04
Total Return	10.43	%(C)	20.63%	11.67%	27.87%	46.31%	1.05%
Net Assets, End of Period (thousands)	$10,837,596	$9,444,412	$7,526,899	$6,294,902	$4,518,054	$3,148,780
Ratio of Expenses to Average Net Assets	0.22	%(B)	0.22%	0.24%	0.25%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.13	%(B)	1.24%	0.75%	0.78%	0.75%	0.70%
Portfolio Turnover Rate	13	%(C)	27%	27%	26%	35%	30%

The U.S. Small Cap Series
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$17.92	$16.73	$16.09	$13.84	$9.93	$11.08
Income From Investment Operations
Net Investment Income (Loss)	0.11	(A)	0.19	(A)	0.15	0.12	0.08	0.09
Net Gains (Losses) on Securities (Realized and Unrealized)	1.35	2.27	1.44	2.22	3.92	(1.00)
Total From Investment Operations	1.46	2.46	1.59	2.34	4.00	(0.91)
Less Distributions
Net Investment Income	(0.05)	(0.19)	(0.18)	(0.08)	(0.09)	(0.10)
Net Realized Gains	(1.18)	(1.08)	(0.77)	(0.01)	—	(0.14)
Total Distributions	(1.23)	(1.27)	(0.95)	(0.09)	(0.09)	(0.24)
Net Asset Value, End of Period	$18.15	$17.92	$16.73	$16.09	$13.84	$9.93
Total Return	8.74	%(C)	15.90%	10.40%	16.99%	40.32%	(8.42)%
Net Assets, End of Period (thousands)	$4,102,975	$3,618,504	$2,894,399	$2,321,090	$1,468,486	$851,901
Ratio of Expenses to Average Net Assets	0.05	%(B)	0.05%	0.07%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.21	%(B)	1.13%	0.94%	0.85%	0.84%	0.81%
Portfolio Turnover Rate	10	%(C)	18%	21%	16%	16%	34%

See accompanying Notes to Financial Statements.
186

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The U.S. Micro Cap Series
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$12.25	$12.02	$11.92	$10.48	$7.11	$7.50
Income From Investment Operations
Net Investment Income (Loss)	0.08	(A)	0.12	(A)	0.09	0.07	0.05	0.04
Net Gains (Losses) on Securities (Realized and Unrealized)	0.85	1.48	1.10	1.65	3.47	(0.25)
Total From Investment Operations	0.93	1.60	1.19	1.72	3.52	(0.21)
Less Distributions
Net Investment Income	(0.03)	(0.12)	(0.10)	(0.05)	(0.05)	(0.05)
Net Realized Gains	(1.11)	(1.25)	(0.99)	(0.23)	(0.10)	(0.13)
Total Distributions	(1.14)	(1.37)	(1.09)	(0.28)	(0.15)	(0.18)
Net Asset Value, End of Period	$12.04	$12.25	$12.02	$11.92	$10.48	$7.11
Total Return	8.35	%(C)	15.00%	10.77%	16.83%	50.34%	(2.96)%
Net Assets, End of Period (thousands)	$5,385,452	$4,826,046	$3,952,538	$3,216,440	$2,624,043	$1,611,189
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.12%	0.14%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.31	%(B)	1.04%	0.80%	0.64%	0.68%	0.58%
Portfolio Turnover Rate	9	%(C)	22%	24%	27%	19%	19%

The DFA International Value Series
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$22.06	$17.30	$16.04	$12.40	$9.33	$10.15
Income From Investment Operations
Net Investment Income (Loss)	0.45	(A)	0.65	(A)	0.43	0.33	0.27	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	3.55	5.27	1.95	3.61	3.06	(0.78)
Total From Investment Operations	4.00	5.92	2.38	3.94	3.33	(0.54)
Less Distributions
Net Investment Income	(0.07)	(0.67)	(0.52)	(0.30)	(0.25)	(0.25)
Net Realized Gains	(0.59)	(0.49)	(0.60)	—	(0.01)	(0.03)
Total Distributions	(0.66)	(1.16)	(1.12)	(0.30)	(0.26)	(0.28)
Net Asset Value, End of Period	$25.40	$22.06	$17.30	$16.04	$12.40	$9.33
Total Return	18.62	%(C)	35.73%	15.61%	32.15%	36.24%	(5.53)%
Net Assets, End of Period (thousands)	$9,668,723	$7,457,252	$4,367,698	$2,804,043	$1,604,778	$1,125,467
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.23%	0.27%	0.28%	0.30%	0.30%
Ratio of Net Investment Income to Average Net Assets	3.87	%(B)	3.29%	2.71%	2.35%	2.61%	2.36%
Portfolio Turnover Rate	5	%(C)	8%	10%	15%	14%	18%

See accompanying Notes to Financial Statements.
187

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)
Total Return	2.75	%(C)	(2.28)%	31.03%	32.73%	47.87%	(9.62)%
Net Assets, End of Period (thousands)	$1,546,630		$1,385,722	$1,151,429	$605,132	$283,699	$195,047
Ratio of Expenses to Average Net Assets	0.14	%(B)	0.14%	0.22%	0.27%	0.28%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.26	%(B)	1.68%	1.51%	1.45%	1.41%	1.26%
Portfolio Turnover Rate	5	%(C)	9%	6%	5%	16%	5%
	The United Kingdom Small Company Series
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)
Total Return	16.56	%(C)	44.80%	12.88%	29.68%	44.65%	(4.67)%
Net Assets, End of Period (thousands)	$1,301,506		$1,117,826	$643,038	$377,763	$160,917	$98,899
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.13%	0.22%	0.27%	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.65	%(B)	2.70%	3.19%	2.70%	3.25%	3.03%
Portfolio Turnover Rate	6	%(C)	8%	12%	7%	7%	6%

	The Asia Pacific Small Company Series
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)
Total Return	32.52	%(C)	38.26%	9.30%	27.40%	61.47%	7.28%
Net Assets, End of Period (thousands)	$1,087,125		$749,627	$395,923	$282,999	$156,765	$121,637
Ratio of Expenses to Average Net Assets	0.15	%(B)	0.17%	0.27%	0.32%	0.31%	0.32%
Ratio of Net Investment Income to Average Net Assets	3.52	%(B)	4.19%	4.33%	3.82%	3.35%	3.77%
Portfolio Turnover Rate	7	%(C)	14%	10%	11%	15%	26%
	The Continental Small Company Series
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)
Total Return	24.74	%(C)	47.10%	18.97%	36.57%	52.86%	3.22%
Net Assets, End of Period (thousands)	$2,379,172		$1,875,194	$981,938	$654,644	$448,407	$263,068
Ratio of Expenses to Average Net Assets	0.14	%(B)	0.15%	0.24%	0.26%	0.30%	0.31%
Ratio of Net Investment Income to Average Net Assets	2.88	%(B)	2.27%	2.16%	2.09%	2.49%	2.22%
Portfolio Turnover Rate	8	%(C)	7%	18%	9%	11%	12%

See accompanying Notes to Financial Statements.
188

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Canadian Small Company Series
	For the Period April 2, 2007(a) to May 31, 2007
	(Unaudited)
Total Return	14.20	%(C)
Net Assets, End of Period (thousands)	$60,946
Ratio of Expenses to Average Net Assets	0.57	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	0.28	%(B)(E)
Portfolio Turnover Rate	0	%(C)

	The Emerging Markets Series
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)
Total Return	23.45	%(C)	31.87%	31.23%	35.47%	39.67%	2.10%
Net Assets, End of Period (thousands)	$3,057,134		$2,414,971	$1,852,565	$1,160,262	$607,561	$343,193
Ratio of Expenses to Average Net Assets	0.19	%(B)	0.20%	0.27%	0.31%	0.34%	0.34%
Ratio of Net Investment Income to Average Net Assets	2.61	%(B)	2.54%	3.70%	2.63%	2.23%	1.64%
Portfolio Turnover Rate	2	%(C)	11%	9%	2%	1%	8%

	The Emerging Markets Small Cap Series
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)
Total Return	30.74	%(C)	40.55%	24.85%	35.22%	52.80%	13.07%
Net Assets, End of Period (thousands)	$1,246,907		$903,529	$545,271	$237,865	$117,744	$40,379
Ratio of Expenses to Average Net Assets	0.31	%(B)	0.34%	0.49%	0.52%	0.54%	0.51%
Ratio of Net Investment Income to Average Net Assets	2.27	%(B)	2.39%	2.70%	1.93%	2.44%	2.03%
Portfolio Turnover Rate	7	%(C)	18%	8%	11%	6%	16%

See accompanying Notes to Financial Statements.
189

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The DFA One-Year Fixed Income Series
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$10.00	$9.94	$10.00	$10.10	$10.19	$10.11
Income From Investment Operations
Net Investment Income (Loss)	0.26	(A)	0.42	(A)	0.30	0.16	0.15	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	0.75	0.04	(0.07)	(0.04)	0.04	0.09
Total From Investment Operations	1.01	0.46	0.23	0.12	0.19	0.36
Less Distributions
Net Investment Income	(0.99)	(0.40)	(0.29)	(0.15)	(0.16)	(0.28)
Net Realized Gains	—	—	—	(0.07)	(0.12)	—
Tax Return of Capital	—	—	—	—	—	—
Total Distributions	(0.99)	(0.40)	(0.29)	(0.22)	(0.28)	(0.28)
Net Asset Value, End of Period	$10.02	$10.00	$9.94	$10.00	$10.10	$10.19
Total Return	2.71	%(C)	4.72%	2.32%	1.21%	1.95%	3.57%
Net Assets, End of Period (thousands)	$3,101,555	$2,419,131	$1,953,544	$1,739,484	$1,455,374	$992,829
Ratio of Expenses to Average Net Assets	0.07	%(B)	0.07%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	5.20	%(B)	4.15%	3.04%	1.63%	1.51%	2.65%
Portfolio Turnover Rate	4	%(C)	28%	40%	154%	143%	154%

The DFA Two-Year Global Fixed Income Series
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$10.19	$9.83	$9.99	$10.13	$10.22	$10.03
Income From Investment Operations
Net Investment Income (Loss)	0.18	(A)	0.31	(A)	0.29	(A)	0.12	0.25	0.30
Net Gains (Losses) on Securities (Realized and Unrealized)	0.06	0.13	(0.10)	—	(0.01)	0.16
Total From Investment Operations	0.24	0.44	0.19	0.12	0.24	0.46
Less Distributions
Net Investment Income	(0.04)	(0.08)	(0.33)	(0.15)	(0.19)	(0.27)
Net Realized Gains	—	—	—	(0.11)	(0.14)	—
Tax Return of Capital	—	—	(0.02)	—	—	—
Total Distributions	(0.04)	(0.08)	(0.35)	(0.26)	(0.33)	(0.27)
Net Asset Value, End of Period	$10.39	$10.19	$9.83	$9.99	$10.13	$10.22
Total Return	2.38	%(C)	4.52%	1.92%	1.22%	2.36%	4.60%
Net Assets, End of Period (thousands)	$2,951,635	$2,568,774	$2,068,235	$1,707,132	$1,195,610	$799,308
Ratio of Expenses to Average Net Assets	0.07	%(B)	0.08%	0.10%	0.11%	0.13%	0.14%
Ratio of Net Investment Income to Average Net Assets	3.50	%(B)	3.12%	2.96%	1.96%	1.78%	3.20%
Portfolio Turnover Rate	11	%(C)	111%	59%	131%	144%	138%

See accompanying Notes to Financial Statements.
190

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which sixteen are included in this section of the report, (collectively, the "Series") and five are presented in separate reports.

Domestic Equity Portfolios

The U.S. Large Company Series

The Enhanced U.S. Large Company Series

The U.S. Large Cap Value Series

The U.S. Small Cap Value Series

The U.S. Small Cap Series

The U.S. Micro Cap Series

Fixed Income Portfolios

The DFA One-Year Fixed Income Series

The DFA Two-Year Global Fixed Income Series

International Equity Portfolios

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation:  Securities held by the Domestic Equity Portfolios and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the

191

NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fixed income instruments held by The Enhanced U.S. Large Company Series and the Fixed Income Portfolios, are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Futures contracts held by The U.S. Large Company Series and The Enhanced U.S. Large Company Series are valued using the settlement price established each day on the exchange on which they are traded.

2.  Foreign Currency Translation: Securities and other assets and liabilities of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding

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taxes recorded on the books of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2007, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The funds accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Series and The Emerging Markets Small Cap Series accrue for taxes on the capital gains throughout the holding period of the underlying securities. These funds are also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

5.  New Accounting Standards: On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Series' financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed

193

to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the six months ended May 31, 2007, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The U.S. Large Company Series	0.025%

The Enhanced U.S. Large Company Series	0.05%

The U.S. Large Cap Value Series	0.10%

The U.S. Small Cap Value Series	0.20%

The U.S. Small Cap Series	0.03%

The U.S. Micro Cap Series	0.10%

The DFA International Value Series	0.20%

The Japanese Small Company Series	0.10%

The Asia Pacific Small Company Series	0.10%

The United Kingdom Small Company Series	0.10%

The Continental Small Company Series	0.10%

The Canadian Small Company Series	0.10%

The Emerging Markets Series	0.10%

The Emerging Markets Small Cap Series	0.20%

The DFA One-Year Fixed Income Series	0.05%

The DFA Two-Year Global Fixed Income Series	0.05%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For six months ended May 31, 2007, the total related amounts paid by the Trust to the CCO were $58 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At May 31, 2007, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Company Series	$104

The Enhanced U.S. Large Company Series	7

The U.S. Large Cap Value Series	198

The U.S. Small Cap Value Series	203

The U.S. Small Cap Series	77

The U.S. Micro Cap Series	102

The DFA International Value Series	171

The Japanese Small Company Series	31

The Asia Pacific Small Company Series	18

The United Kingdom Small Company Series	25

The Continental Small Company Series	43

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The Canadian Small Company Series	$1

The Emerging Markets Series	54

The Emerging Markets Small Cap Series	21

The DFA One-Year Fixed Income Series	57

The DFA Two-Year Global Fixed Income Series	55

E.  Purchases and Sales of Securities:

For the six months ended May 31, 2007, the Series made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
The U.S. Large Company Series	—	—	$256,053	$109,913
The Enhanced U.S. Large Company Series	—	—	40,843	26,643
The U.S. Large Cap Value Series	—	—	1,234,512	263,226
The U.S. Small Cap Value Series	—	—	1,745,712	1,283,498
The U.S. Small Cap Series	—	—	554,840	377,972
The U.S. Micro Cap Series	—	—	637,218	460,036
The DFA International Value Series	—	—	1,306,149	429,088
The Japanese Small Company Series	—	—	213,604	73,311
The Asia Pacific Small Company Series	—	—	141,568	57,813
The United Kingdom Small Company Series	—	—	82,069	76,816
The Continental Small Company Series	—	—	226,265	159,803
The Canadian Small Company Series	—	—	56,531	—
The Emerging Markets Series	—	—	153,968	60,063
The Emerging Markets Small Cap Series	—	—	140,947	75,351
The DFA One-Year Fixed Income Series	—	$9,964	88,958	—
The DFA Two-Year Global Fixed Income Series	—	—	384,861	224,662

F.  Federal Income Taxes:

It is the intention of The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series each to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income and capital gains to its shareholders.

The U.S. Large Company Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise.

195

Accordingly, the following permanent differences as of November 30, 2006, primarily attributable to foreign bond bifurcation and net realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
The Enhanced U.S. Large Company Series	—	$(554)	$554
The U.S. Small Cap Value Series	$(61)	—	61
The DFA International Value Series	—	431	(431)
The DFA Two-Year Global Fixed Income Series	—	(6,012)	6,012

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2006 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
The Enhanced U.S. Large Company Series
2005	$8,651	$136	$8,787
2006	4,468	4,136	8,604
The U.S. Large Cap Value Series
2005	79,209	3,972	83,181
2006	141,704	186,026	327,730
The U.S. Small Cap Value Series
2005	160,138	512,160	672,298
2006	142,640	678,973	821,613
The U.S. Small Cap Series
2005	47,758	94,497	142,255
2006	71,422	153,072	224,494
The U.S. Micro Cap Series
2005	81,089	217,324	298,413
2006	119,309	336,642	455,951
The DFA International Value Series
2005	114,177	104,987	219,164
2006	213,585	115,307	328,892
The DFA One-Year Fixed Income Series
2005	58,014	—	58,014
2006	90,843	—	90,843

196

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
The DFA Two-Year Global Fixed Income Series
2005	$63,320	—	$4,594	$67,914
2006	19,326	—	—	19,326

At November 30, 2006 the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
The Enhanced U.S. Large Company Series	$11,852	$14,420	—	$26,272
The U.S. Large Cap Value Series	15,465	463,876	—	479,341
The U.S. Small Cap Value Series	79,453	868,422	—	947,875
The U.S. Small Cap Series	38,116	199,936	—	238,052
The U.S. Micro Cap Series	62,137	375,179	—	437,316
The DFA International Value Series	29,356	185,656	—	215,012
The DFA One-Year Fixed Income Series	9,372	—	$(14,580)	(5,208)
The DFA Two-Year Global Fixed Income Series	3,195	—	(26,470)	(23,275)

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2006, the following Series' had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on November 30,
	2012	2013	2014	Total
The DFA One-Year Fixed Income Series	$4,145	$5,932	$4,503	$14,580
The DFA Two-Year Global Fixed Income Series	6,273	11,188	9,009	26,470

Some of the Series' investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At November 30, 2006, the following Series' had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

	Mark to Market	Realized Gains
The DFA International Value Series	$21,675	$18,925
The Japanese Small Company Series	2,438	2,838
The Asia Pacific Small Company Series	1,928	1,634
The United Kingdom Small Company Series	14,316	33
The Continental Small Company Series	4,308	4,008
The Emerging Markets Series	1,672	1,623
The Emerging Markets Small Cap Series	280	477

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At May 31, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Company Series	$4,385,146	$2,177,529	$(274,800)	$1,902,729
The Enhanced U.S. Large Company Series	379,250	9,624	(172)	9,452
The U.S. Large Cap Value Series	9,454,881	3,050,599	(158,080)	2,892,519
The U.S. Small Cap Value Series	10,328,753	2,919,209	(685,214)	2,233,995
The U.S. Small Cap Series	4,371,609	1,053,009	(347,280)	705,729
The U.S. Micro Cap Series	5,312,450	1,652,980	(555,880)	1,097,100
The DFA International Value Series	8,712,301	3,395,813	(37,511)	3,358,302
The Japanese Small Company Series	2,036,380	227,279	(207,069)	20,210
The Asia Pacific Small Company Series	1,118,340	432,313	(53,180)	379,133
The United Kingdom Small Company Series	768,971	576,497	(38,447)	538,050
The Continental Small Company Series	2,066,861	1,095,819	(34,937)	1,060,882
The Canadian Small Company Series	61,849	4,771	(866)	3,905
The Emerging Markets Series	1,629,292	1,684,682	(24,292)	1,660,390
The Emerging Markets Small Cap Series	835,832	543,406	(32,260)	511,146
The DFA One-Year Fixed Income Series	3,097,583	6	(38)	(32)
The DFA Two-Year Global Fixed Income Series	2,830,595	78,705	(10,219)	68,486

G.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2007.

2.  Forward Currency Contracts: The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2007, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series had entered into the following contracts and the net unrealized foreign exchange gain/(Ioss) is reflected in the accompanying financial statements (amounts in thousands):

The Enhanced U.S. Large Company Series

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at May 31, 2007	Unrealized Foreign Exchange Gain (Loss)
06/12/07	52,679	Denmark Krone	$9,635	$9,519	$116
06/12/07	5,543,342	Japanese Yen	46,398	45,622	776
06/21/07	91,074	Swedish Krona	13,499	13,177	322
06/21/07	3,274	Pound Sterling	6,472	6,481	(9)
06/21/07	36,633	Swiss Franc	30,254	29,963	291
07/03/07	97,665	Euro	131,772	131,574	198
			$238,030	$236,336	$1,694

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The DFA Two-Year Global Fixed Income Series

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at May 31, 2007	Unrealized Foreign Exchange Gain (Loss)
06/12/07	421,433	Denmark Krone	$77,082	$76,157	$925
06/12/07	297,291	Euro	405,351	400,198	5,153
06/12/07	26,672,779	Japanese Yen	223,253	219,521	3,732
06/21/07	71,373	Australian Dollar	58,768	59,068	(300)
06/21/07	298,607	Euro	406,746	402,104	4,642
06/21/07	17,289,457	Japanese Yen	143,840	142,467	1,373
06/21/07	695,165	Swedish Krona	102,919	100,573	2,346
06/21/07	294,791	Swiss Franc	243,462	241,118	2,344
06/21/07	44,652	Pound Sterling	88,279	88,401	(122)
07/03/07	195,295	Euro	263,495	263,099	396
			$2,013,195	$1,992,706	$20,489

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3.  Foreign Markets Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Master Funds may be inhibited.

4.  Futures Contracts:  During the year ended May 31, 2007, The U.S. Large Company Series ("Large Company") and The Enhanced U.S. Large Company Series ("Enhanced") entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, Large Company and Enhanced deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company and Enhanced as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company and Enhanced record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that Large Company and Enhanced could lose more than the initial margin requirements.

At May 31, 2007, Large Company and Enhanced had the following outstanding futures contracts (dollar amounts in thousands):

The U.S. Large Company Series

Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)
S&P 500 Index®	June 15, 2007	147	$56,334	$2,740

Large Company had approximately $1,863 (amount in thousands) of cash segregated as collateral for the open futures contracts and has been accounted for on the Statement of Assets and Liabilities.

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The Enhanced U.S. Large Company Series

Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)
S&P 500 Index®	June 15, 2007	993	$380,542	$28,010

Enhanced's securties have been segregated as collateral for the open futures contracts.

5.  Equity Index Swaps: Enhanced may enter into equity index swaps in accordance with its investment objectives. A swap agreement obligates two parties to exchange returns realized on a notional amount agreed upon by both parties. The obligations of the parties are calculated on a net basis based on the daily fluctuations in the indices on which the agreement is based. The daily net fluctuation is recorded as unrealized appreciation/(depreciation) by Enhanced. At the termination of the agreement, Enhanced will receive from or pay to the counterparty, the accumulated net unrealized appreciation/(depreciation), which will then be recorded as realized. Payments made by Enhanced are based on the London Interbank Offered Rate (LIBOR) plus 0.02% per annum calculated on the original notional amount plus accumulated interest added on the monthly LIBOR reset date. Payments received by Enhanced are based on the daily value of the S&P 500 Index® plus accumulated dividends as expressed in Index points calculated on the original notional amount.

Risks may arise upon entering into equity index swap agreements in the event of the default or bankruptcy of a swap agreement counterparty where the swap agreement counterparty would not be able to pay any unrealized appreciation upon termination of the agreement, and in the event of unfavorable market and interest changes resulting in a liability of Enhanced.

At May 31, 2007, Enhanced had the following outstanding S&P 500 Index® swap, which was approximately 4% of the portfolio's net assets (dollar amounts in thousands):

Counterparty	Effective Date	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Morgan Stanley	April 16, 2007	October 12, 2007	$14,529	$724

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 26, 2007. Effective June 26, 2007, the expiration date was extended to June 24, 2008. There were no borrowings by the Series under this line of credit during the six months ended May 31, 2007.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008. For the

200

six months ended May 31, 2007, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The DFA International Value Series	5.98%	$10,795	3	$5	$14,775
The United Kingdom Small Company Series	6.03%	137	8	—	230
The Continental Small Company Series	6.04%	535	10	1	1,049
The Emerging Markets Series	5.99%	4,728	8	6	10,482
The Emerging Markets Small Cap Series	6.01%	1,715	10	3	4,169

There were no outstanding borrowings by the Series under this line of credit at May 31, 2007.

I.  Securities Lending:

As of May 31, 2007, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to each Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

201

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 15, 2006 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (except for the DFA International Real Estate Securities Portfolio, DFA Inflation-Protected Securities Portfolio, DFA California Short-Term Municipal Bond Portfolio and The Canadian Small Company Series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreement. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serve as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Portfolio Performance and Service Review Committee (the "Review Committee"), composed of Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc.(the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Review Committee posed after its review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each Fund.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe, and noted that the performance of most Funds compared favorably with their peer groups. At the Board's request, the Advisor specifically addressed the factors that contributed to the comparative performance of The U.S. Micro Cap Series, The U.S. Small Cap Series, The Asia Pacific Small Company Series, The Emerging Markets Series, The DFA One-Year Fixed Income Series, International Small Company Portfolio, Emerging Markets Core Equity Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio and DFA Short-Term Municipal Bond Portfolio. The Board concluded that the Advisor's explanations provided a sound basis for understanding the performance of these Funds. The Board noted that the Advisor's investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was acceptable as compared with relevant performance standards and appropriate market indexes.

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When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to their peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the non-management fees charged by the Funds' administrator and transfer agent have been negotiated by management over the course of the past fifteen months.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

At the Meeting, the Board also considered the approval of the investment advisory/management agreements for a new portfolio and new series, DFA California Short-Term Municipal Bond Portfolio and The Canadian Small Company Series (collectively, the "New Funds"). (The investment advisory/management are referred to as the "Advisory Agreements").

At the Meeting, the Board considered a variety of factors when considering the approval of the Advisory Agreement for a New Fund, including: (i) the nature, extent and quality of services that will be provided by the Advisor to the New Fund, including the resources of the Advisor to be dedicated to the New Fund; (ii) the performance of the Advisor; (iii) the fees and expenses that will be borne by each New Fund; (iv) the profitability realized by the Advisor from its relationship with each New Fund; (v) whether economies of scale will be realized by the Advisor with respect to each New Fund as it grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged for the benefit of investors; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each New Fund.

When considering the nature, extent and quality of the services that will be provided by the Advisor to each New Fund, and the resources of the Advisor dedicated to each New Fund, the Board reviewed the experience and expertise of the Advisor's investment professionals who will furnish management services to each New Fund. The Board also evaluated the Advisor's investment advisory capabilities and the portfolio management process described for each New Fund. The Board noted that the services that were proposed to be provided to each New Fund were consistent with the range of services currently provided to other investment portfolios managed by the Advisor. The Board concluded that the nature, extent and quality of services that the Advisor was proposing to provide to each New Fund appeared to be consistent with each New Fund's anticipated operational requirements.

The Board also considered the proposed fees and projected expenses for each New Fund, and compared the fees to be charged to each New Fund by the Advisor to the fees charged by the Advisor to other relevant investment portfolios managed by the Advisor, and to the fees charged other mutual funds managed by third parties in each New Fund's anticipated peer group for comparable services. The Board concluded, among other things, that

204

the proposed advisory fee and anticipated total expenses of each New Fund appeared to compare favorably to expected peer mutual funds managed by others and to other investment portfolios managed by the Advisor, and that the proposed advisory fee for each New Fund was fair, both on an absolute basis and in comparison with other funds likely to be in each New Fund's peer group. The Board also concluded that, given that each New Fund's proposed advisory fee likely ranking among the lowest of its peer funds, economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to each New Fund at the present time.

The Board also noted that, as each New Fund had not yet commenced investment operations, there was no investment performance for either the New Funds or the Advisor in managing the New Funds for the Board to evaluate. Furthermore, the Board noted that the Advisor could not report any financial results from its relationship with the New Funds because the New Funds had not yet commenced investment operations, and thus, the Board could not evaluate profitability.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Advisory Agreement for each New Fund was in the best interests of each New Fund and its shareholders.

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DFA053107-001S

DIMENSIONAL INVESTMENT GROUP INC.

LWAS/DFA U.S. High Book to Market Portfolio

LWAS/DFA Two-Year Fixed Income Portfolio

LWAS/DFA Two-Year Government Portfolio

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA International High Book
to Market Portfolio

Semi-Annual Report

Six Months Ended May 31, 2007
(Unaudited)

SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statements of Assets and Liabilities/Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLB  Federal Home Loan Bank

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of May 31, 2007.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

REITs  Real Estate Investment Trusts

SEC  Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2007

EXPENSE TABLES

LWAS/DFA U.S. High Book to Market Portfolio**	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,129.20	0.32%	$1.70
Hypothetical 5% Annual Return	$1,000.00	$1,023.34	0.32%	$1.61
LWAS/DFA Two-Year Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,025.50	0.31%	$1.57
Hypothetical 5% Annual Return	$1,000.00	$1,023.39	0.31%	$1.56
LWAS/DFA Two-Year Government Portfolio
Actual Fund Return	$1,000.00	$1,024.50	0.31%	$1.56
Hypothetical 5% Annual Return	$1,000.00	$1,023.39	0.31%	$1.56

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

**  The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

2

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 27, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
LWAS/DFA U.S. High Book to Market Portfolio	100.0%

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Total
LWAS/DFA Two-Year Fixed Income Portfolio	56.4%	0.0%	35.7%	7.9%	100.0%
LWAS/DFA Two-Year Government Portfolio	0.0%	100.0%	0.0%	0.0%	100.0%

3

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2007
(Unaudited)

	Face Amount	Value†
	(000)
UNITED STATES — (99.6%)
BONDS — (7.6%)
General Electric Capital Corp. Floating Rate Note (r) 5.320%, 10/24/08	$2,400	$2,400,888
Wachovia Corp. Floating Rate Note (r) 5.370%, 10/28/08	2,400	2,402,155
Western Corp. Credit Union Floating Rate Note (r) 5.340%, 09/25/08	2,200	2,200,200
TOTAL BONDS		7,003,243
CERTIFICATES OF DEPOSITS — (4.7%)
Credit Suisse 5.280%, 06/04/07	2,300	2,300,000
Deutsche Bank AG 5.270%, 06/04/07	2,000	2,000,000
TOTAL CERTIFICATES OF DEPOSITS		4,300,000
COMMERCIAL PAPER — (87.3%)
Abbey National North America 5.245%, 06/08/07	1,300	1,298,668
Alfa Corp. 5.250%, 06/11/07	2,400	2,396,491
Bank of America Corp. 5.240%, 06/12/07	1,500	1,497,575
5.240%, 07/05/07	600	597,014
Barclays US Funding Corp. 5.240%, 06/07/07	1,800	1,798,419
Barton Capital Corp. 5.250%, 06/01/07	2,400	2,400,000
BASF AG 5.240%, 06/06/07	2,400	2,398,243
Beta Finance Corp. 5.245%, 06/25/07	700	697,531
5.240%, 07/02/07	1,800	1,791,802
BNP Paribas Finance, Inc. 5.240%, 06/04/07	2,300	2,298,990
Cafco LLC 5.240%, 06/18/07	2,300	2,294,240
CBA (DE) Finance, Inc. 5.250%, 06/12/07	2,400	2,396,143
CC (USA), Inc. 5.270%, 06/25/07	2,400	2,391,536
Ciesco L.P. 5.240%, 06/18/07	2,300	2,294,240
CRC Funding LLC 5.250%, 07/19/07	2,400	2,383,110
Danske Corp. 5.240%, 06/21/07	2,400	2,393,000
Dexia Delaware LLC 5.250%, 06/13/07	2,400	2,395,794
Eksportfinans 5.260%, 06/08/07	2,400	2,397,541
Govco, Inc. 5.240%, 07/12/07	2,200	2,186,763

	Face Amount	Value†
	(000)
Greyhawk Funding LLC 5.260%, 06/18/07	$2,300	$2,294,230
HBOS Treasury Services P.L.C. 5.240%, 06/14/07	900	898,292
5.240%, 06/22/07	1,500	1,495,406
Hewlett-Packard Co. 5.260%, 06/20/07	2,000	1,994,427
ING America Insurance Holdings 5.250%, 06/05/07	2,000	1,998,829
Ixis Commercial Paper Corp. 5.240%, 06/13/07	1,900	1,896,670
5.250%, 06/13/07	600	598,948
Kittyhawk Funding Corp. 5.255%, 06/18/07	2,300	2,294,230
Lloyds TSB Bank P.L.C. 5.240%, 06/11/07	2,300	2,296,638
McGraw-Hill Companies, Inc. 5.240%, 06/21/07	2,400	2,392,960
National Rural Utilities 5.240%, 06/05/07	2,400	2,398,587
Nstar Electric Co. 5.240%, 06/06/07	1,600	1,598,822
5.250%, 06/18/07	1,000	997,507
PPG Industries, Inc. 5.240%, 06/05/07	2,400	2,398,587
Sheffield Receivables Corp. 5.260%, 06/04/07	700	699,689
5.260%, 06/12/07	1,800	1,797,071
Societe Generale North America 5.250%, 06/11/07	500	499,269
5.250%, 06/22/07	1,400	1,395,712
Southern Co. 5.240%, 06/04/07	2,500	2,498,896
Swedish Housing Finance Corp. 5.240%, 06/29/07	2,400	2,390,215
UBS Finance Delaware, Inc. 5.260%, 06/12/07	2,000	1,996,786
5.250%, 06/14/07	500	499,051
Westpac Banking Corp. 5.240%, 07/27/07	2,200	2,182,068
Windmill Funding Corp. 5.250%, 06/06/07	2,300	2,298,297
TOTAL COMMERCIAL PAPER		80,118,287
TOTAL — UNITED STATES		91,421,530
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $440,000 FHLMC 6.50%, 12/01/36, valued at $397,860) to be repurchased at $388,056	388	388,000
TOTAL INVESTMENTS — (100.0%) (Cost $91,810,244)		$91,809,530

See accompanying Notes to Financial Statements.
4

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2007
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (99.3%)
Federal Home Loan Bank Discount Notes 5.125%, 06/01/07	$20,800	$20,800,000
5.120%, 06/08/07	400	399,600
5.121%, 06/08/07	5,000	4,994,995
5.150%, 06/08/07	16,000	15,983,984
5.125%, 06/13/07	1,000	998,283
5.180%, 06/13/07	400	399,313
5.130%, 06/15/07	10,700	10,678,568
5.170%, 06/20/07	14,500	14,460,589
5.115%, 06/27/07	12,600	12,553,140
5.115%, 07/18/07	600	595,982
Tennessee Valley Authority Discount Notes 5.102%, 07/05/07	400	398,062
5.105%, 07/05/07	800	796,124
TOTAL AGENCY OBLIGATIONS		83,058,640
TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $695,000 FHLMC 6.50%, 12/01/36, valued at $628,439) to be repurchased at $618,089	618	618,000
TOTAL INVESTMENTS — (100.0%) (Cost $83,676,953)		$83,676,640

See accompanying Notes to Financial Statements.
5

  DIMENSIONAL INVESTMENT GROUP INC.

  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company (Affiliated Investment Company) (5,574,739 Shares) at Value†	$139,424
Receivables:
Investment Securities Sold	67
Fund Shares Sold	258
Prepaid Expenses and Other Assets	10
Total Assets	139,759
LIABILITIES:
Payables:
Investment Securities Purchased	258
Fund Shares Redeemed	67
Due to Advisor	1
Accrued Expenses and Other Liabilities	30
Total Liabilities	356
NET ASSETS	$139,403
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	7,957,915
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$17.52
Investment at Cost	$78,795
NET ASSETS CONSIST OF:
Paid-In Capital	$82,858
Accumulated Net Investment Income (Loss)	(64)
Accumulated Net Realized Gain (Loss)	(4,020)
Net Unrealized Appreciation (Depreciation)	60,629
NET ASSETS	$139,403
(1) NUMBER OF SHARES AUTHORIZED	200,000,000

See accompanying Notes to Financial Statements.
6

  DIMENSIONAL INVESTMENT GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	LWAS/DFA Two-Year Fixed Income Portfolio	LWAS/DFA Two-Year Government Portfolio
ASSETS:
Investments at Value	$91,421	$83,059
Temporary Cash Investments at Value	388	618
Cash	1	1
Receivables:
Interest	23	—
Fund Shares Sold	30	92
Prepaid Expenses and Other Assets	10	11
Total Assets	91,873	83,781
LIABILITIES:
Payables:
Fund Shares Redeemed	31	—
Due to Advisor	11	10
Accrued Expenses and Other Liabilities	19	17
Total Liabilities	61	27
NET ASSETS	$91,812	$83,754

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	9,215,440	8,468,471

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.96	$9.89

Investments at Cost	$91,422	$83,059

Temporary Cash Investments at Cost	$388	$618

NET ASSETS CONSIST OF:
Paid-In Capital	$91,789	$83,583
Accumulated Net Investment Income (Loss)	1,151	988
Accumulated Net Realized Gain (Loss)	(1,127)	(817)
Net Unrealized Appreciation (Depreciation)	(1)	—
NET ASSETS	$91,812	$83,754

(1) NUMBER OF SHARES AUTHORIZED	200,000,000	200,000,000

See accompanying Notes to Financial Statements.
7

  DIMENSIONAL INVESTMENT GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	LWAS/DFA U.S. High Book to Market Portfolio	LWAS/DFA Two-Year Fixed Income Portfolio	LWAS/DFA Two-Year Government Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Company	$430	—	—
Interest	—	$2,332	$1,934
Total Investment Income	430	2,332	1,934
Expenses
Investment Advisory Services Fees	—	67	58
Administrative Services Fees	7	—	—
Accounting & Transfer Agent Fees	7	15	14
Shareholder Servicing Fees	97	36	31
Custodian Fees	—	2	1
Audit Fees	1	1	1
Filing Fees	9	8	8
Shareholders' Reports	7	5	5
Directors'/Trustees' Fees & Expenses	1	1	1
Other	1	1	1
Total Expenses	130	136	120
Net Investment Income (Loss)	300	2,196	1,814
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	6,681	—	—
Net Realized Gain (Loss) on Investment Securities Sold/ Affiliated Investment Company Shares Sold	168	—	(1)
Change in Unrealized Appreciation (Depreciation) of Investment Securities/Affiliated Investment Company Shares	8,807	37	64
Net Realized and Unrealized Gain (Loss)	15,656	37	63
Net Increase (Decrease) in Net Assets Resulting from Operations	$15,956	$2,233	$1,877

See accompanying Notes to Financial Statements.
8

  DIMENSIONAL INVESTMENT GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	LWAS/DFA U.S. High Book to Market Portfolio		LWAS/DFA Two-Year Fixed Income Portfolio		LWAS/DFA Two-Year Government Portfolio
	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$300	$1,779	$2,196	$2,959	$1,814	$2,534
Capital Gain Distributions Received from Affiliated Investment Company	6,681	3,546	—	—	—	—
Net Realized Gain (Loss) on Investment Securities Sold/Affiliated Investment Company Shares Sold	168	407	—	(203)	(1)	(59)
Change in Unrealized Appreciation (Depreciation) of Investment Securities/ Affiliated Investment Company Shares	8,807	13,488	37	901	64	715
Net Increase (Decrease) in Net Assets Resulting from Operations	15,956	19,220	2,233	3,657	1,877	3,190
Distributions From:
Net Investment Income	(806)	(1,658)	(2,026)	(2,600)	(1,665)	(2,246)
Net Short-Term Gains	(506)	(251)	—	—	—	—
Net Long-Term Gains	(3,294)	(81)	—	—	—	—
Total Distributions	(4,606)	(1,990)	(2,026)	(2,600)	(1,665)	(2,246)
Capital Share Transactions (1):
Shares Issued	7,576	17,138	9,781	13,580	17,694	16,187
Shares Issued in Lieu of Cash Distributions	3,919	1,683	1,695	2,178	1,504	2,051
Shares Redeemed	(8,425)	(14,379)	(5,953)	(10,932)	(8,604)	(14,942)
Net Increase (Decrease) from Capital Share Transactions	3,070	4,442	5,523	4,826	10,594	3,296
Total Increase (Decrease) in Net Assets	14,420	21,672	5,730	5,883	10,806	4,240
Net Assets
Beginning of Period	124,983	103,311	86,082	80,199	72,948	68,708
End of Period	$139,403	$124,983	$91,812	$86,082	$83,754	$72,948

(1) Shares Issued and Redeemed:
Shares Issued	459	1,171	988	1,382	1,798	1,662
Shares Issued in Lieu of Cash Distributions	248	119	172	223	154	211
Shares Redeemed	(513)	(956)	(602)	(1,113)	(876)	(1,530)
	194	334	558	492	1,076	343

Accumulated Net Investment Income (Loss) at End of Period	$(64)	$442	$1,151	$981	$988	$839

See accompanying Notes to Financial Statements.
9

  DIMENSIONAL INVESTMENT GROUP INC.

  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$16.10	$13.91	$12.28	$10.23	$8.74	$11.17
Income from Investment Operations
Net Investment Income (Loss)	0.04	(A)	0.23	(A)	0.19	0.10	0.13	0.12
Net Gains (Losses) (Realized and Unrealized)	1.97	2.23	1.57	2.08	1.59	(0.98)
Total from Investment Operations	2.01	2.46	1.76	2.18	1.72	(0.86)
Less Distributions
Net Investment Income	(0.10)	(0.22)	(0.13)	(0.13)	(0.12)	(0.13)
Net Realized Gains	(0.49)	(0.05)	—	—	(0.11)	(1.44)
Total Distributions	(0.59)	(0.27)	(0.13)	(0.13)	(0.23)	(1.57)
Net Assets Value, End of Period	$17.52	$16.10	$13.91	$12.28	$10.23	$8.74
Total Return	12.92	%(C)	17.90%	14.44%	21.45%	20.18%	(8.86)%
Net Assets, End of Period (thousands)	$139,403	$124,983	$103,311	$92,494	$76,487	$71,336
Ratio of Expenses to Average Net Assets (D)	0.32	%(B)	0.32%	0.34%	0.35%	0.36%	0.36%
Ratio of Net Investment Income to Average Net Assets	0.46	%(B)	1.54%	1.43%	0.87%	1.39%	1.15%

See accompanying Notes to Financial Statements.
10

  DIMENSIONAL INVESTMENT GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

LWAS/DFA Two-Year Fixed Income Portfolio	LWAS/DFA Two-Year Government Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$9.94	$9.82	$9.90	$10.17	$10.40	$10.25	$9.87	$9.75	$9.83	$10.13	$10.46	$10.37
Income from Investment Operations
Net Investment Income (Loss)	0.24	(A)	0.35	(A)	0.27	0.16	0.23	0.32	0.23	(A)	0.34	(A)	0.26	0.17	0.16	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	0.01	0.08	(0.11)	(0.08)	(0.01)	0.18	0.01	0.08	(0.10)	(0.06)	0.06	0.16
Total from Investment Operations	0.25	0.43	0.16	0.08	0.22	0.50	0.24	0.42	0.16	0.11	0.22	0.47
Less Distributions
Net Investment Income	(0.23)	(0.31)	(0.24)	(0.14)	(0.22)	(0.35)	(0.22)	(0.30)	(0.24)	(0.15)	(0.20)	(0.34)
Net Realized Gains	—	—	—	(0.21)	(0.23)	—	—	—	—	(0.26)	(0.35)	(0.04)
Total Distributions	(0.23)	(0.31)	(0.24)	(0.35)	(0.45)	(0.35)	(0.22)	(0.30)	(0.24)	(0.41)	(0.55)	(0.38)
Net Asset Value, End of Period	$9.96	$9.94	$9.82	$9.90	$10.17	$10.40	$9.89	$9.87	$9.75	$9.83	$10.13	$10.46
Total Return	2.55	%(C)	4.47%	1.65%	0.85%	2.15%	4.95%	2.45	%(C)	4.42%	1.67%	1.10%	2.11%	4.73%
Net Assets, End of Period (thousands)	$91,812	$86,082	$80,199	$80,584	$73,101	$82,184	$83,754	$72,948	$68,708	$69,853	$85,140	$85,609
Ratio of Expenses to Average Net Assets	0.31	%(B)	0.31%	0.36%	0.38%	0.37%	0.35%	0.31	%(B)	0.32%	0.37%	0.36%	0.35%	0.35%
Ratio of Net Investment Income to Average Net Assets	4.94	%(B)	3.57%	2.72%	1.65%	1.72%	3.09%	4.72	%(B)	3.45%	2.67%	1.63%	1.57%	2.88%
Portfolio Turnover Rate	0	%(C)	15%	48%	152%	171%	131%	0	%(C)	29%	44%	142%	216%	165%

See accompanying Notes to Financial Statements.
11

  DIMENSIONAL INVESTMENT GROUP INC.
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixteen portfolios, of which three (the "Portfolios") are presented in this report.

The LWAS/DFA U.S. High Book to Market Portfolio ("Feeder Fund") primarily invests its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At May 31, 2007, the Portfolio owned 1% of the outstanding shares of the Series.

The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of The U.S. Large Cap Value Series held by the LWAS/DFA U.S. High Book to Market Portfolio are valued at its daily net asset value. Securities held by the LWAS/DFA Two-Year Fixed Income Portfolio and the LWAS/DFA Two-Year Government Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available, (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion 'of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two- Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2007, none of the Directors have requested distribution of proceeds.

12

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

4.  New Accounting Standards: On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to one of the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to two of the Portfolios. For the six months ended May 31, 2007, the Portfolios' administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

	Administrative Services Fees	Advisory Services Fees
LWAS/DFA U.S. High Book to Market Portfolio	0.01%	—
LWAS/DFA Two-Year Fixed Income Portfolio	—	0.15%
LWAS/DFA Two-Year Government Portfolio	—	0.15%

In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolios pay fees to LWIF at the following effective annual rates of their average daily net assets:

LWAS/DFA U.S. High Book to Market Portfolio	0.15%
LWAS/DFA Two-Year Fixed Income Portfolio	0.08%
LWAS/DFA Two-Year Government Portfolio	0.08%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2007, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

13

D.  Deferred Compensation:

At May 31, 2007, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

LWAS/DFA U.S. High Book to Market Portfolio	$3
LWAS/DFA Two-Year Fixed Income Portfolio	2
LWAS/DFA Two-Year Government Portfolio	2

E.  Purchases and Sales of Securities:

For the six months ended May 31, 2007, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
LWAS/DFA Two-Year Fixed Income Portfolio	—	—	$7,004	—
LWAS/DFA Two-Year Government Portfolio	—	$199	—	—

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2006, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes were reclassified to the following accounts. These reclassifications had no effect on net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
LWAS/DFA U.S. High Book to Market Portfolio	$229	$(80)	$(149)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2005 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
LWAS/DFA U.S. High Book to Market Portfolio
2006	$2,002	$217	$2,219
2005	991	—	991
LWAS/DFA Two-Year Fixed Income Portfolio
2006	2,600	—	2,600
2005	1,979	—	1,979
LWAS/DFA Two-Year Government Portfolio
2006	2,246	—	2,246
2005	1,726	—	1,726

14

At November 30, 2006, the following net investment income and short-term capital gain and long-term capital gain distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
LWAS/DFA U.S. High Book to Market Portfolio	$93	$136	$229

At November 30, 2006 the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
LWAS/DFA U.S. High Book to Market Portfolio	$753	$3,288	—	$4,041
LWAS/DFA Two-Year Fixed Income Portfolio	983	—	$(1,126)	(143)
LWAS/DFA Two-Year Government Portfolio	841	—	(810)	31

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2006 the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on November 30,
	2012	2013	2014	Total
LWAS/DFA Two-Year Fixed Income Portfolio	$454	$470	$202	$1,126
LWAS/DFA Two-Year Government Portfolio	393	364	53	810

At May 31, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
LWAS/DFA U.S. High Book to Market Portfolio	$89,473	$60,629	$(10,678)	$49,951
LWAS/DFA Two-Year Fixed Income Portfolio	91,810	10	(11)	(1)
LWAS/DFA Two-Year Government Portfolio	83,683	—	(6)	(6)

G.  Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the Financial Statements and concentrations of credit and market risk. The instruments and its significant corresponding risks are described below:

Repurchase Agreements: The LWAS/DFA Two-Year Fixed Income Portfolio and the LWAS/DFA Two-Year Government Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other

15

party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2007.

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 26, 2007. Effective June 26, 2007, the expiration date was extended to June 24, 2008. There were no borrowings by the Portfolios under this line of credit during the six months ended May 31, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008. There were no borrowings by the Portfolios under this line of credit during the six months ended May 31, 2007.

I.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.  Other:

At May 31, 2007, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
LWAS/DFA U.S. High Book to Market Portfolio	2	96%
LWAS/DFA Two-Year Fixed Income Portfolio	2	89%
LWAS/DFA Two-Year Government Portfolio	2	93%

16

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table. are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2007

EXPENSE TABLE

	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,185.00	0.46%	$2.51
Hypothetical 5% Annual Return	$1,000.00	$1,022.64	0.46%	$2.32

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

17

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 27, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by country.

Affiliated Investment Company	100.0%

18

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment Company) (7,904,613 Shares) at Value†	$200,777
Receivables:
Investment Securities Sold	158
Fund Shares Sold	1
Prepaid Expenses and Other Assets	11
Total Assets	200,947
LIABILITIES:
Payables:
Fund Shares Redeemed	159
Due to Advisor	2
Accrued Expenses and Other Liabilities	46
Total Liabilities	207
NET ASSETS	$200,740
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	7,985,838
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$25.14
Investment at Cost	$69,193
NET ASSETS CONSIST OF:
Paid-In Capital	$68,094
Accumulated Net Investment Income (Loss)	(111)
Accumulated Net Realized Gain (Loss)	1,173
Net Unrealized Appreciation (Depreciation)	131,584
NET ASSETS	$200,740
(1) NUMBER OF SHARES AUTHORIZED	100,000,000

See accompanying Notes to Financial Statements.
19

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

Investment Income
Income Distributions Received from Affiliated Investment Company	$594
Expenses
Administrative Services Fees	9
Accounting & Transfer Agent Fees	7
Shareholder Servicing Fees	178
Legal Fees	1
Audit Fees	1
Filing Fees	9
Shareholders' Reports	10
Directors'/Trustees' Fees & Expenses	1
Other	1
Total Expenses	217
Net Investment Income (Loss)	377
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	4,751
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	1,884
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	24,974
Net Realized and Unrealized Gain (Loss)	31,609
Net Increase (Decrease) in Net Assets Resulting from Operations	$31,986

See accompanying Notes to Financial Statements.
20

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$377	$5,125
Capital Gain Distributions Received from Affiliated Investment Company	4,751	3,904
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	1,884	1,269
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	24,974	38,680
Net Increase (Decrease) in Net Assets Resulting from Operations	31,986	48,978
Distributions From:
Net Investment Income	(627)	(5,176)
Net Short-Term Gains	(1,512)	(634)
Net Long-Term Gains	(3,475)	(5,714)
Total Distributions	(5,614)	(11,524)
Capital Share Transactions (1):
Shares Issued	8,180	22,569
Shares Issued in Lieu of Cash Distributions	4,783	9,828
Shares Redeemed	(18,579)	(28,649)
Net Increase (Decrease) from Capital Share Transactions	(5,616)	3,748
Total Increase (Decrease) in Net Assets	20,756	41,202
Net Assets
Beginning of Period	179,984	138,782
End of Period	$200,740	$179,984
(1) Shares Issued and Redeemed:
Shares Issued	354	1,185
Shares Issued in Lieu of Cash Distributions	219	550
Shares Redeemed	(809)	(1,449)
	(236)	286
Accumulated Net Investment Income (Loss) at End of Period	$(111)	$139

See accompanying Notes to Financial Statements.
21

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$21.89	$17.49	$15.93	$12.55	$9.61	$11.35
Income from Investment Operations
Net Investment Income (Loss)	0.05	(A)	0.61	(A)	0.48	0.27	0.24	0.30
Net Gains (Losses) (Realized and Unrealized)	3.90	5.23	1.87	3.63	3.07	(0.90)
Total from Investment Operations	3.95	5.84	2.35	3.90	3.31	(0.60)
Less Distributions
Net Investment Income	(0.08)	(0.63)	(0.43)	(0.51)	(0.24)	(0.34)
Net Realized Gains	(0.62)	(0.81)	(0.36)	(0.01)	(0.13)	(0.80)
Total Distributions	(0.70)	(1.44)	(0.79)	(0.52)	(0.37)	(1.14)
Net Asset Value, End of Period	$25.14	$21.89	$17.49	$15.93	$12.55	$9.61
Total Return	18.50	%(C)	35.40%	15.32%	31.89%	35.96%	(5.76)%
Net Assets, End of Period (thousands)	$200,740	$179,984	$138,782	$130,397	$109,942	$89,140
Ratio of Expenses to Average Net Assets (D)	0.46	%(B)	0.47%	0.50%	0.52%	0.55%	0.54%
Ratio of Net Investment Income to Average Net Assets	0.40	%(B)	3.14%	2.88%	1.88%	2.20%	2.15%

See accompanying Notes to Financial Statements.
22

  DFA INVESTMENT DIMENSIONS GROUP INC.
  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of forty-five operational portfolios, of which the LWAS/DFA International High Book to Market Portfolio ("the Portfolio") is presented in this report.

The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2007, the Portfolio owned 2% of the outstanding shares of the Series.

The financial statements of the Series are included elsewhere in this report and should be read in conjunction with these financial statements.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of the Series held by the Portfolio are valued at its daily net asset value.

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2007 the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $4 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2007, none of the Directors have requested distribution of proceeds.

3.  Other:  Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from Investment in Affiliated Investment Company that represent a return of capital or capital gain are recorded as a reduction of cost of investments or a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

4.  New Accounting Standards:   On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after No-

23

vember 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's (Series', etc.) tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2007, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets.

In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolio pays a fee to LWIF at the effective annual rate of 0.19% of its average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2007, the total related amounts paid by the Fund to the CCO were $76 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D.   Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent they are charged, or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2006, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes were reclassified to the following accounts. These reclassifications had no effect on net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
LWAS/DFA International High Book to Market Portfolio	$390	$(207)	$(183)

24

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2005 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gain	Total
2006	$6,063	$5,851	$11,914
2005	3,598	2,755	6,353

At November 30, 2006, the following net investment income and short-term capital gain and long-term capital gain distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
LWAS/DFA International High Book to Market Portfolio	$253	$137	$390

At November 30, 2006, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$1,298	$3,474	$4,772

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2006, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At May 31, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$74,270	$131,584	$(5,077)	$126,507

E.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 26, 2007. Effective June 26, 2007, the expiration date was extended to June 24, 2008. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for

25

its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2007.

F.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G.  Other:

At May 31, 2007, two shareholders held approximately 94% of the outstanding shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

26

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2007

EXPENSE TABLES

The U.S. Large Cap Value Series	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,130.30	0.11%	$0.58
Hypothetical 5% Annual Return	$1,000.00	$1,024.38	0.11%	$0.56
The DFA International Value Series
Actual Fund Return	$1,000.00	$1,186.20	0.23%	$1.25
Hypothetical 5% Annual Return	$1,000.00	$1,023.78	0.23%	$1.16

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

27

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 27, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Other	Total
The U.S. Large Cap Value Series	23.6%	4.9%	10.1%	31.2%	1.6%	12.8%	4.9%	3.9%	0.0%	7.0%	0.0%	0.0%	100.0%
The DFA International Value Series	15.6%	3.8%	3.9%	43.9%	0.6%	8.0%	2.0%	11.4%	0.1%	6.7%	3.7%	0.3%	100.0%

28

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (88.5%)
Consumer Discretionary — (20.9%)
# CBS Corp. Class B	5,768,306	$191,853,858	1.7%
Clear Channel Communications, Inc.	1,942,666	74,598,374	0.7%
*# Comcast Corp. Class A	12,605,542	345,517,906	3.1%
Federated Department Stores, Inc.	1,578,230	63,018,724	0.6%
# Ford Motor Co.	11,482,590	95,764,801	0.9%
# General Motors Corp.	4,476,500	134,250,235	1.2%
* IAC/InterActiveCorp	2,126,951	73,592,505	0.7%
* Liberty Media Holding Corp. Capital Class A	996,868	112,546,397	1.0%
* Liberty Media Holding Corp. Interactive Class A	4,295,262	104,074,198	0.9%
# Time Warner, Inc.	18,954,280	405,052,964	3.7%
* Viacom, Inc. Class B	2,669,559	119,916,590	1.1%
Other Securities		855,651,107	7.8%
Total Consumer Discretionary		2,575,837,659	23.4%
Consumer Staples — (4.3%)
# Archer-Daniels-Midland Co.	2,298,560	80,541,542	0.7%
Coca-Cola Enterprises, Inc.	3,631,272	84,790,201	0.8%
# Kraft Foods, Inc.	3,684,390	124,679,758	1.1%
SUPERVALU, Inc.	1,558,542	74,248,941	0.7%
Other Securities		169,086,251	1.6%
Total Consumer Staples		533,346,693	4.9%
Energy — (8.9%)
Anadarko Petroleum Corp.	3,531,056	175,316,930	1.6%
Apache Corp.	2,352,090	189,931,268	1.7%
# Chesapeake Energy Corp.	3,245,338	113,132,483	1.0%
# ConocoPhillips	1,359,887	105,296,050	1.0%
Devon Energy Corp.	2,025,342	155,505,759	1.4%
Hess Corp.	1,777,596	105,269,235	0.9%
Other Securities		257,132,989	2.4%
Total Energy		1,101,584,714	10.0%
Financials — (27.7%)
Allstate Corp.	2,009,500	123,584,250	1.1%
AMBAC Financial Group, Inc.	795,635	71,296,852	0.6%
# Bear Stearns Companies, Inc.	423,770	63,548,549	0.6%
# Capital One Financial Corp.	1,370,484	109,337,214	1.0%
Chubb Corp.	1,288,500	70,699,995	0.6%
CIT Group, Inc.	1,345,312	80,624,548	0.7%
# CNA Financial Corp.	1,956,582	99,433,497	0.9%
# Countrywide Financial Corp.	4,574,013	178,112,066	1.6%
Hartford Financial Services Group, Inc.	1,173,900	121,111,263	1.1%
JPMorgan Chase & Co.	4,595,680	238,194,094	2.2%
# Lincoln National Corp.	911,926	66,114,635	0.6%
Loews Corp.	3,929,202	200,507,178	1.8%
# MBIA, Inc.	1,128,550	75,105,003	0.7%
# MetLife, Inc.	5,666,498	385,321,864	3.5%
# Principal Financial Group, Inc.	1,210,200	73,580,160	0.7%
# Prudential Financial, Inc.	1,887,800	192,593,356	1.8%
The Travelers Companies, Inc.	5,237,509	283,715,863	2.6%
# Unum Group	2,480,889	65,842,794	0.6%
Other Securities		914,732,294	8.3%
Total Financials		3,413,455,475	31.0%

29

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Health Care — (1.4%)
Total Health Care		$173,618,245	1.6%
Industrials — (11.3%)
Burlington Northern Santa Fe Corp.	2,247,573	209,316,473	1.9%
# CSX Corp.	3,415,204	155,186,870	1.4%
Norfolk Southern Corp.	3,254,502	188,370,576	1.7%
Northrop Grumman Corp.	2,672,884	202,096,759	1.8%
# Raytheon Co.	1,311,300	72,908,280	0.7%
# Southwest Airlines Co.	5,237,820	74,953,204	0.7%
Union Pacific Corp.	2,098,000	253,186,640	2.3%
Other Securities		240,190,880	2.2%
Total Industrials		1,396,209,682	12.7%
Information Technology — (4.3%)
* Computer Sciences Corp.	1,404,843	77,828,302	0.7%
Other Securities		454,453,845	4.1%
Total Information Technology		532,282,147	4.8%
Materials — (3.5%)
Weyerhaeuser Co.	1,460,829	119,729,545	1.1%
Other Securities		308,000,031	2.8%
Total Materials		427,729,576	3.9%
Telecommunication Services — (6.2%)
AT&T, Inc.	8,333,818	344,520,036	3.1%
# Verizon Communications, Inc.	6,008,000	261,528,240	2.4%
Other Securities		163,754,269	1.5%
Total Telecommunication Services		769,802,545	7.0%
TOTAL COMMON STOCKS		10,923,866,736	99.3%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $74,260,000 FNMA 5.58%, 03/25/37, valued at $67,918,550) to be repurchased at $66,920,646	$66,911	66,911,000	0.6%
SECURITIES LENDING COLLATERAL — (11.0%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $1,742,723,768 FNMA, rates ranging from 4.000% to 8.000%, maturities ranging from 09/01/12 to 05/01/37, valued at $1,317,645,469) to be repurchased at $1,279,456,137	1,279,267	1,279,267,445	11.6%
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $79,785,000 FHLB 3.750%, 08/15/07 & 5.500%, 06/21/07, valued at $81,208,289) to be repurchased at $77,366,415	77,355	77,355,005	0.7%
TOTAL SECURITIES LENDING COLLATERAL		1,356,622,450	12.3%
TOTAL INVESTMENTS — (100.0%) (Cost $9,454,881,533)		$12,347,400,186	112.2%

See accompanying Notes to Financial Statements.
30

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (3.6%)
COMMON STOCKS — (3.6%)
Commonwealth Bank of Australia	1,961,135	$89,956,037	0.9%
National Australia Bank, Ltd.	2,552,152	89,892,259	0.9%
Other Securities		255,319,214	2.7%
TOTAL — AUSTRALIA		435,167,510	4.5%
AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		62,173,563	0.7%
BELGIUM — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		123,346,526	1.3%
CANADA — (4.7%)
COMMON STOCKS — (4.7%)
Alcan, Inc.	856,137	74,287,654	0.8%
Barrick Gold Corp.	1,869,220	54,349,983	0.6%
EnCana Corp.	1,459,886	89,673,252	0.9%
# Sun Life Financial, Inc.	1,258,900	59,437,594	0.6%
Other Securities		291,900,669	3.0%
TOTAL — CANADA		569,649,152	5.9%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		110,376,660	1.1%
FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		103,712,855	1.1%
FRANCE — (8.2%)
COMMON STOCKS — (8.2%)
# AXA SA	2,905,543	126,944,807	1.3%
# BNP Paribas SA	1,631,174	197,775,909	2.1%
# Compagnie de Saint-Gobain	598,264	65,554,646	0.7%
# Renault SA	379,599	54,239,431	0.6%
# Societe Generale Paris	293,528	57,173,688	0.6%
# Vivendi SA	2,554,386	111,256,954	1.2%
Other Securities		380,668,425	3.8%
TOTAL — FRANCE		993,613,860	10.3%
GERMANY — (9.3%)
COMMON STOCKS — (9.3%)
# Allianz SE	456,442	101,081,651	1.1%
Allianz SE ADR	2,630,040	58,307,987	0.6%
# Commerzbank AG	1,057,167	51,864,778	0.5%
DaimlerChrysler AG	1,734,297	158,500,482	1.7%
# Deutsche Bank AG	801,377	121,883,837	1.3%
Deutsche Telekom AG Sponsored ADR	2,767,950	51,317,793	0.5%
# E.ON AG	677,579	111,511,287	1.2%
# E.ON AG Sponsored ADR	1,043,028	57,199,656	0.6%
# Munchener Rueckversicherungs-Gesellschaft AG	379,064	71,104,848	0.7%
# Volkswagen AG	499,652	75,597,308	0.8%
Other Securities		264,719,238	2.6%
TOTAL — GERMANY		1,123,088,865	11.6%

31

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GREECE — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		$60,461,783	0.6%
HONG KONG — (2.1%)
COMMON STOCKS — (2.1%)
Other Securities		253,786,966	2.6%
IRELAND — (1.2%)
COMMON STOCKS — (1.2%)
CRH P.L.C.	1,259,311	61,175,345	0.6%
Other Securities		84,342,965	0.9%
TOTAL — IRELAND		145,518,310	1.5%
ITALY — (2.6%)
COMMON STOCKS — (2.6%)
# UniCredito Italiano SpA	7,998,675	75,128,664	0.8%
Other Securities		238,569,977	2.5%
TOTAL — ITALY		313,698,641	3.3%
JAPAN — (8.6%)
COMMON STOCKS — (8.6%)
Matsushita Electric Industrial Co., Ltd.	3,676,135	77,962,419	0.8%
Millea Holdings, Inc.	1,295,900	51,601,084	0.6%
# Sony Corp.	971,100	55,897,442	0.6%
Other Securities		853,080,874	8.7%
TOTAL — JAPAN		1,038,541,819	10.7%
NETHERLANDS — (4.7%)
COMMON STOCKS — (4.7%)
# ABN AMRO Holding NV	1,785,798	85,599,615	0.9%
ABN AMRO Holding NV Sponsored ADR	1,129,587	54,186,288	0.6%
Aegon NV	3,298,073	67,529,858	0.7%
# ING Groep NV	3,203,383	142,382,704	1.5%
# Koninklijke Philips Electronics NV	2,253,619	95,609,114	1.0%
Other Securities		126,481,515	1.2%
TOTAL — NETHERLANDS		571,789,094	5.9%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		12,603,612	0.1%
NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		88,849,005	0.9%
PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		32,634,798	0.3%
SINGAPORE — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		80,164,819	0.8%
SPAIN — (3.2%)
COMMON STOCKS — (3.2%)
# Banco Santander Central Hispano SA	7,223,177	138,609,072	1.4%
Endesa SA	1,557,828	83,835,777	0.9%
Repsol YPF SA	1,547,213	56,773,935	0.6%
Other Securities		103,518,156	1.1%
TOTAL — SPAIN		382,736,940	4.0%

32

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
Nordea Bank AB	3,830,600	$63,129,129	0.7%
Other Securities		223,264,311	2.3%
TOTAL — SWEDEN		286,393,440	3.0%
SWITZERLAND — (5.1%)
COMMON STOCKS — (5.1%)
Compagnie Financiere Richemont AG Series A	1,251,000	77,019,783	0.8%
# Credit Suisse Group	1,826,488	138,838,890	1.4%
# Swiss Re	589,833	56,158,293	0.6%
Zurich Financial SVCS AG	285,163	87,274,847	0.9%
Other Securities		252,145,287	2.6%
TOTAL — SWITZERLAND		611,437,100	6.3%
UNITED KINGDOM — (18.3%)
COMMON STOCKS — (18.3%)
Anglo American P.L.C.	2,904,256	175,481,959	1.8%
Aviva P.L.C.	6,195,868	97,883,134	1.0%
Barclays P.L.C. Sponsored ADR	1,403,590	80,327,456	0.8%
HBOS P.L.C.	8,397,157	180,670,923	1.9%
HSBC Holdings P.L.C. Sponsored ADR	1,006,700	93,663,368	1.0%
Royal Bank of Scotland Group P.L.C.	23,863,361	296,447,872	3.1%
Royal Dutch Shell P.L.C. ADR	732,443	55,445,935	0.6%
Vodafone Group P.L.C.	61,674,811	192,990,979	2.0%
Vodafone Group P.L.C. Sponsored ADR	5,287,130	166,174,496	1.7%
Xstrata P.L.C.	827,417	47,609,638	0.5%
Other Securities		821,590,339	8.4%
TOTAL — UNITED KINGDOM		2,208,286,099	22.8%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $41,990,000 FNMA 6.50%, 09/01/36, valued at $39,626,646) to be repurchased at $39,042,628	$39,037	39,037,000	0.4%
SECURITIES LENDING COLLATERAL — (20.1%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $1,060,293,015 FHLMC, rates ranging from 4.500% to 7.244%(r), maturities ranging from 04/01/22 to 06/01/37 & FNMA, rates ranging from 4.299% to 6.500%, maturities ranging from 01/11/20 to 03/01/47, valued at $881,091,524) to be repurchased at $863,942,632	863,815	863,815,219	8.9%
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $736,705,157 FHLMC, rates ranging from 4.000% to 6.500%, maturities ranging from 07/01/19 to 06/01/37 & FNMA, rates ranging from 4.592%(r) to 7.319%(r), maturities ranging from 07/01/16 to 08/01/45, valued at $594,170,105) to be repurchased at $582,605,633	582,520	582,519,711	6.0%
@ Repurchase Agreement, Merrill Lynch Government 5.31%, 06/01/07 (Collateralized by $912,714,122 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 04/01/22 to 06/01/37 & FNMA, rates ranging from 5.000% to 11.000%, maturities ranging from 11/01/17 to 05/01/37, valued at $765,000,194) to be repurchased at $750,110,625	750,000	750,000,000	7.8%
@ Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $300,461,816 FHLMC, rates ranging from 5.000% to 5.500%, maturities ranging from 06/01/26 to 05/01/37 & FNMA, rates ranging from 5.000% to 6.500%, maturities ranging from 12/01/32 to 04/01/37, valued at $231,744,179) to be repurchased at $227,233,386	227,200	227,200,000	2.4%
TOTAL SECURITIES LENDING COLLATERAL		2,423,534,930	25.1%
TOTAL INVESTMENTS — (100.0%) (Cost $8,712,119,296)		$12,070,603,347	124.8%

See accompanying Notes to Financial Statements.
33

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	The U.S. Large Cap Value Series	The DFA International Value Series
ASSETS:
Investments at Value (including $1,309,133 and $2,298,491 of securities on loan, respectively)	$10,923,867	$9,608,031
Temporary Cash Investments at Value	66,911	39,037
Collateral Received from Securities on Loan at Value	1,356,622	2,423,535
Foreign Currencies at Value	—	37,838
Cash	—	15
Receivables:
Investment Securities Sold	—	9,523
Dividends, Interest, and Tax Reclaims	12,718	30,721
Securities Lending Income	165	4,896
Fund Shares Sold	6,206	9,793
Prepaid Expenses and Other Assets	25	23
Total Assets	12,366,514	12,163,412
LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,356,622	2,423,535
Investment Securities Purchased	—	68,877
Fund Shares Redeemed	119	305
Due to Advisor	897	1,580
Accrued Expenses and Other Liabilities	369	392
Total Liabilities	1,358,007	2,494,689
NET ASSETS	$11,008,507	$9,668,723
SHARES OUTSTANDING, $0.01 PAR VALUE (Unlimited Number of Shares Authorized)	440,180,123	380,612,787
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$25.01	$25.40
Investments at Cost	$8,031,348	$6,249,547
Temporary Cash Investments at Cost	$66,911	$39,037
Collateral Received from Securities on Loan at Cost	$1,356,622	$2,423,535
Foreign Currencies at Cost	$—	$37,705
NET ASSETS CONSIST OF:
Paid-In Capital	$7,950,348	$5,937,449
Accumulated Net Investment Income (Loss)	34,662	130,871
Accumulated Net Realized Gain (Loss)	130,978	241,818
Net Unrealized Appreciation (Depreciation)	2,892,519	3,358,585
NET ASSETS	$11,008,507	$9,668,723

See accompanying Notes to Financial Statements.
34

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	The U.S. Large Cap Value Series	The DFA International Value Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0 and $19,012, respectively)	$67,021	$161,000
Interest	2,703	1,141
Income from Securities Lending	1,140	10,357
Total Investment Income	70,864	172,498
Expenses
Investment Advisory Services Fees	4,898	8,450
Accounting & Transfer Agent Fees	464	404
Custodian Fees	51	554
Legal Fees	19	14
Audit Fees	46	38
Shareholders' Reports	28	21
Directors'/Trustees' Fees & Expenses	47	39
Other	58	67
Total Expenses	5,611	9,587
Net Investment Income (Loss)	65,253	162,911
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	131,248	242,536
Foreign Currency Transactions	—	765
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,020,820	1,045,173
Translation of Foreign Currency Denominated Amounts	—	(314)
Net Realized and Unrealized Gain (Loss)	1,152,068	1,288,160
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,217,321	$1,451,071

See accompanying Notes to Financial Statements.
35

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Large Cap Value Series		The DFA International Value Series
	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$65,253	$119,373	$162,911	$193,174
Net Realized Gain (Loss) on:
Investment Securities Sold	131,248	477,934	242,536	201,700
Foreign Currency Transactions	—	—	765	378
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,020,820	631,814	1,045,173	1,351,708
Translation of Foreign Currency Denominated Amounts	—	—	(314)	486
Net Increase (Decrease) in Net Assets Resulting from Operations	1,217,321	1,229,121	1,451,071	1,747,446
Distributions From:
Net Investment Income	(32,076)	(127,544)	(25,660)	(202,210)
Net Short-Term Gains	(14,058)	(14,160)	(14,957)	(11,375)
Net Long-Term Gains	(463,917)	(186,026)	(185,943)	(115,307)
Total Distributions	(510,051)	(327,730)	(226,560)	(328,892)
Capital Share Transactions (1):
Shares Issued	1,051,942	1,997,675	947,057	1,589,921
Shares Issued in Lieu of Cash Distributions	491,277	317,835	226,219	307,948
Shares Redeemed	(108,288)	(182,182)	(186,316)	(226,869)
Net Increase (Decrease) from Capital Share Transactions	1,434,931	2,133,328	986,960	1,671,000
Total Increase (Decrease) in Net Assets	2,142,201	3,034,719	2,211,471	3,089,554
Net Assets
Beginning of Period	8,866,306	5,831,587	7,457,252	4,367,698
End of Period	$11,008,507	$8,866,306	$9,668,723	$7,457,252
(1) Shares Issued and Redeemed:
Shares Issued	44,806	92,566	40,459	80,546
Shares Issued in Lieu of Cash Distributions	21,752	15,344	10,265	16,678
Shares Redeemed	(4,583)	(8,564)	(8,138)	(11,688)
	61,975	99,346	42,586	85,536
Accumulated Net Investment Income (Loss) at End of Period	$34,662	$1,485	$130,871	$(7,523)

See accompanying Notes to Financial Statements.
36

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The U.S. Large Cap Value Series	The DFA International Value Series
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$23.44	$20.91	$18.55	$15.41	$13.01	$14.44	$22.06	$17.30	$16.04	$12.40	$9.33	$10.15
Income from Investment Operations
Net Investment Income (Loss)	0.16	(A)	0.36	(A)	0.29	0.23	0.21	0.20	0.45	(A)	0.65	(A)	0.43	0.33	0.27	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	2.75	3.27	2.41	3.09	2.41	(1.43)	3.55	5.27	1.95	3.61	3.06	(0.78)
Total from Investment Operations	2.91	3.63	2.70	3.32	2.62	(1.23)	4.00	5.92	2.38	3.94	3.33	(0.54)
Less Distributions
Net Investment Income	(0.08)	(0.38)	(0.32)	(0.18)	(0.22)	(0.20)	(0.07)	(0.67)	(0.52)	(0.30)	(0.25)	(0.25)
Net Realized Gains	(1.26)	(0.72)	(0.02)	—	—	—	(0.59)	(0.49)	(0.60)	—	(0.01)	(0.03)
Total Distributions	(1.34)	(1.10)	(0.34)	(0.18)	(0.22)	(0.20)	(0.66)	(1.16)	(1.12)	(0.30)	(0.26)	(0.28)
Net Asset Value, End of Period	$25.01	$23.44	$20.91	$18.55	$15.41	$13.01	$25.40	$22.06	$17.30	$16.04	$12.40	$9.33
Total Return	13.03	%(C)	18.16%	14.66%	21.68%	20.34%	(8.64)%	18.62	%(C)	35.73%	15.61%	32.15%	36.24%	(5.53)%
Net Assets, End of Period (thousands)	$11,008,507	$8,866,306	$5,831,587	$3,919,913	$2,510,662	$1,737,809	$9,668,723	$7,457,252	$4,367,698	$2,804,043	$1,604,778	$1,125,467
Ratio of Expenses to Average Net Assets	0.11	%(B)	0.12%	0.14%	0.15%	0.15%	0.15%	0.23	%(B)	0.23%	0.27%	0.28%	0.30%	0.30%
Ratio of Net Investment Income to Average Net Assets	1.34	%(B)	1.68%	1.56%	1.41%	1.62%	1.49%	3.87	%(B)	3.29%	2.71%	2.35%	2.61%	2.36%
Portfolio Turnover Rate	3	%(C)	13%	9%	7%	7%	9%	5	%(C)	8%	10%	15%	14%	18%

See accompanying Notes to Financial Statements.
37

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which two (the "Series") are presented in this report.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The DFA International Value Series (the "International Series") will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International

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Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

2.  Foreign Currency Translation: Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

The DFA International Value Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on The DFA International Value Series books and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2007, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The DFA International Value Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The DFA International Value Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

5.  New Accounting Standards: On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Trust's financial statements has not been determined.

39

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Series tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2007, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Funds; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2007, the total related amounts paid by the Trust to the CCO were $58 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At May 31, 2007, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Cap Value Series	$198
The DFA International Value Series	171

E.  Purchases and Sales of Securities:

For the six months ended May 31, 2007, the Series made the following purchases and sales of investment securities, other than short-term investments and U.S. government securities (amounts in thousands):

	Purchases	Sales
The U.S. Large Cap Value Series	$1,234,512	$263,226
The DFA International Value Series	1,306,149	429,088

There were no purchases or sales of long-term U.S. government securities.

F.  Federal Income Taxes:

Each Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise.

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Accordingly, the following permanent differences as of November 30, 2006, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies" were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share. (amounts in thousands):

	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains
The DFA International Value Series	$431	$(431)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2005 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
The U.S. Large Cap Value Series
2006	$141,704	$186,026	$327,730
2005	79,209	3,972	83,181
The DFA International Value Series
2006	213,585	115,307	328,892
2005	114,177	104,987	219,164

At November 30, 2006, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
The U.S. Large Cap Value Series	$15,465	$463,876	$479,341
The DFA International Value Series	29,356	185,656	215,012

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2006, the Series had no capital loss carryforwards available to offset future realized capital gains.

Some of The DFA International Value Series investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At November 30, 2006, The DFA International Value Series had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands), of $21,675 and $18,925, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

At May 31, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Cap Value Series	$9,454,881	$3,050,599	$(158,080)	$2,892,519
The DFA International Value Series	8,712,301	3,395,813	(37,511)	3,358,302

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G.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with The Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2007.

2.  Foreign Market Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 26, 2007. Effective June 26, 2007, the expiration date was extended to June 24, 2008. There were no borrowings by the Series under this line of credit during the six months ended May 31, 2007.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008. For the six months ended May 31, 2007, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The DFA International Value Series	5.98%	$10,795	3	$5	$14,775

There were no outstanding borrowings by the Series under this line of credit at May 31, 2007.

I.  Securities Lending:

As of May 31, 2007, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities

42

of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to each Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 15, 2006 (the "Meeting"), the Board of Directors of Dimensional Investment Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds"). (The investment advisory/management agreements are referred to as the "Advisory Agreements.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Portfolio Performance and Service Review Committee (the "Review Committee"), composed of Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc.(the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Review Committee posed after its review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each Fund.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Funds compared favorably with their peer groups. The Board determined, among other things, that the performance of each Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to their peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the non-management fees charged by the Funds' administrator and transfer agent have been negotiated by management over the course of the past fifteen months.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and

45

other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

46

DFA053107-003S

DIMENSIONAL INVESTMENT GROUP INC.

Global Equity Portfolio

Global 60/40 Portfolio

Global 25/75 Portfolio

Class R Shares

Institutional Class Shares

Semi-Annual Report

Six Months Ended May 31, 2007
(Unaudited)

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our semi-annual reports gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$150 Billion in Assets Under Management Worldwide as of May 31, 2007.

Core Equity

US Core Equity

US Vector Equity

International Core Equity

Emerging Markets Core Equity

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Tax-Managed

US Small Cap

US Small Cap Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Throughout its history, Dimensional has sought to improve its strategies through efficient engineering and cost-effective trading. Our core equity strategies are the latest example of this evolution. Each core strategy targets a broad and diverse group of common stocks across various equity markets. But unlike conventional approaches, the securities are not held in their market-value proportions. The portfolios increase the relative weight of small cap and value stocks, where expected returns are greater. Because the architecture is seamlessly integrated and includes the full range of securities, the costs normally associated with maintaining multiple vehicles are greatly reduced.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission.
Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the
Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors,
1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT
(Unaudited)

i

Continued

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLB  Federal Home Loan Bank

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GDR  Global Depositary Receipt

GNMA  Government National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

^  Denominated in local currency or the Euro, unless otherwise noted.

@  Security purchased with cash proceeds from Securities on Loan.

(t)  Face Amount Denominated in Australian Dollars.

(g)  Face Amount Denominated in British Pounds.

(d)  Face Amount Denominated in Denmark Krone.

(e)  Face Amount Denominated in Euro.

(j)  Face Amount Denominated in Japanese Yen.

(s)  Face Amount Denominated in Swedish Krona.

(f)  Face Amount Denominated in Swiss Francs.

(r)  The adjustable rate shown is effective as of May 31, 2007.

(y)  The rate shown is the effective yield.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

(E)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

N/A  Does not apply to this fund.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

REITs  Real Estate Investment Trusts

SEC  Securities and Exchange Commission

(a)  Commencement of Operations.

1

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2007

EXPENSE TABLES

Global Equity Portfolio**	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return
Class R Shares	$1,000.00	$1,126.20	0.58%	$3.10
Institutional Class Shares	$1,000.00	$1,128.50	0.33%	$1.77
Hypothetical 5% Annual Return
Class R Shares	$1,000.00	$1,022.02	0.58%	$2.94
Institutional Class Shares	$1,000.00	$1,023.27	0.33%	$1.68

2

Global 60/40 Portfolio**	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return
Class R Shares	$1,000.00	$1,083.00	0.57%	$2.95
Institutional Class Shares	$1,000.00	$1,085.00	0.31%	$1.62
Hypothetical 5% Annual Return
Class R Shares	$1,000.00	$1,022.09	0.57%	$2.87
Institutional Class Shares	$1,000.00	$1,023.38	0.31%	$1.57
Global 25/75 Portfolio**
Actual Fund Return
Class R Shares	$1,000.00	$1,046.40	0.62%	$3.14
Institutional Class Shares	$1,000.00	$1,048.00	0.32%	$1.64
Hypothetical 5% Annual Return
Class R Shares	$1,000.00	$1,021.86	0.62%	$3.10
Institutional Class Shares	$1,000.00	$1,023.33	0.32%	$1.62

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

**  The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds.

3

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 27, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category or country.

Affiliated Investment Companies
Global Equity Portfolio	100.0%
Global 60/40 Portfolio	100.0%
Global 25/75 Portfolio	100.0%

4

DIMENSIONAL INVESTMENT GROUP INC.

GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2007
(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	28,437,973	$365,996,713
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	24,781,752	314,232,615
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	16,376,018	242,365,066
Investment in The U.S. Small Cap Series of The DFA Investment Trust Company	3,365,420	61,082,373
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	2,421,715	60,567,092
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	2,341,710	43,883,645
Investment in The DFA International Value Series of The DFA Investment Trust Company	1,188,509	30,188,129
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	751,233	24,738,103
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	746,632	20,084,401
Investment in The U.S. Large Company Series of The DFA Investment Trust Company		13,258,509
Investment in The Continental Small Company Series of The DFA Investment Trust Company		8,363,726
Investment in Dimensional Emerging Markets Value Fund Inc.	135,092	7,789,405
Investment in The Emerging Markets Series of The DFA Investment Trust Company		6,079,963
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		3,583,658
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		3,233,792
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		2,939,794
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		1,952,787
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $955,924,175)		1,210,339,771
TEMPORARY CASH INVESTMENTS — (0.1%)
BlackRock Liquidity Funds Tempcash Portfolio — Institutional Shares (Cost $1,028,496)	1,028,496	1,028,496
TOTAL INVESTMENTS — (100.0%) (Cost $956,952,671)		$1,211,368,267

See accompanying Notes to Financial Statements.
5

DIMENSIONAL INVESTMENT GROUP INC.

GLOBAL 60/40 PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2007
(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	10,361,231	$133,349,043
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	12,351,058	132,526,852
Investment in The DFA Two-Year Global Fixed Income Series of The DFA Investment Trust Company	12,755,231	132,526,850
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	7,983,182	101,226,748
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	5,445,535	80,593,918
Investment in The U.S. Small Cap Series of The DFA Investment Trust Company	920,477	16,706,658
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	667,027	16,682,345
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	853,445	15,993,559
Investment in The DFA International Value Series of The DFA Investment Trust Company	371,103	9,426,016
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	234,879	7,734,565
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	248,814	6,693,097
Investment in The U.S. Large Company Series of The DFA Investment Trust Company		2,938,268
Investment in The Continental Small Company Series of The DFA Investment Trust Company		2,025,735
Investment in The Emerging Markets Series of The DFA Investment Trust Company		1,983,718
Investment in Dimensional Emerging Markets Value Fund Inc.	27,128	1,564,200
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		1,051,542
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		956,892
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		780,128
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		417,940
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $565,016,334)		665,178,074
TEMPORARY CASH INVESTMENTS — (0.1%)
BlackRock Liquidity Funds Tempcash Portfolio — Institutional Shares (Cost $819,832)	819,832	819,832
TOTAL INVESTMENTS — (100.0%) (Cost $565,836,166)		$665,997,906

See accompanying Notes to Financial Statements.
6

DIMENSIONAL INVESTMENT GROUP INC.

GLOBAL 25/75 PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2007
(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in The DFA Two-Year Global Fixed Income Series of The DFA Investment Trust Company	4,287,920	$44,551,489
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	4,152,048	44,551,475
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	1,183,535	15,232,095
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	517,512	7,659,178
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	371,435	4,709,796
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	84,911	1,591,232
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	18,220	599,985
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $109,277,156)		118,895,250
TEMPORARY CASH INVESTMENTS — (0.1%)
BlackRock Liquidity Funds Tempcash Portfolio — Institutional Shares (Cost $104,414)	104,414	104,414
TOTAL INVESTMENTS — (100.0%) (Cost $109,381,570)		$118,999,664

See accompanying Notes to Financial Statements.
7

  DIMENSIONAL INVESTMENT GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	Global Equity Portfolio	Global 60/40 Portfolio	Global 25/75 Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,210,340	$665,178	$118,895
Temporary Cash Investments at Value	1,028	820	104
Receivables:
Investment Securities Sold	—	—	2,020
Interest	7	4	1
Fund Shares Sold	1,807	882	429
Prepaid Expenses and Other Assets	27	22	14
Total Assets	1,213,209	666,906	121,463
LIABILITIES:
Payables:
Investment Securities Purchased	953	745	—
Fund Shares Redeemed	1,043	515	2,055
Due to Advisor	56	33	5
Accrued Expenses and Other Liabilities	114	62	14
Total Liabilities	2,166	1,355	2,074
NET ASSETS	$1,211,043	$665,551	$119,389
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R Shares — based on net assets of $37,941, $8,569, and $2,432 and shares outstanding of 2,320,012, 633,583, and 211,974 respectively (Authorized 100,000,000 Shares)	$16.35	$13.52	$11.47
Institutional Class Shares — based on net assets of $1,173,102, $656,982 and $116,957, and shares outstanding of 71,633,586, 48,443,783, and 10,152,801 respectively (Authorized 100,000,000 Shares)	$16.38	$13.56	$11.52
Investments in Affiliated Investment Companies at Cost	$955,924	$565,017	$109,277
Temporary Cash Investments at Cost	$1,028	$820	$104
NET ASSETS CONSIST OF:
Paid-In Capital	$943,799	$560,653	$109,477
Accumulated Net Investment Income (Loss)	9	(80)	(151)
Accumulated Net Realized Gain (Loss)	12,886	4,837	446
Deferred Thailand Capital Gains Tax	(66)	(22)	(1)
Net Unrealized Appreciation (Depreciation)	254,415	100,163	9,618
NET ASSETS	$1,211,043	$665,551	$119,389

See accompanying Notes to Financial Statements.
8

  DIMENSIONAL INVESTMENT GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	Global Equity Portfolio	Global 60/40 Portfolio	Global 25/75 Portfolio
Investment Income
Net Investment Income Received from Affiliated Investment Companies:
Income Distributions	$3,422	$2,009	$353
Dividends (Net of Foreign Taxes Withheld of $27, $7, and $0, respectively)	422	108	—
Interest	7	1	—
Income from Securities Lending	37	9	—
Expenses	(23)	(6)	—
Total Investment Income Received from Affiliated Investment Companies	3,865	2,121	353
Fund Investment Income:
Interest	47	22	8
Fund Expenses
Administrative Services Fees	1,535	749	113
Accounting & Transfer Agent Fees	13	10	7
Shareholder Servicing Fees - Class R Shares	44	10	3
Legal Fees	5	4	1
Audit Fees	1	2	3
Filing Fees	42	33	14
Shareholders' Reports	60	22	2
Directors'/Trustees' Fees and Expenses	3	2	1
Other	7	6	2
Total Expenses	1,710	838	146
Fees Waived, Expenses Reimbursed and/or Previously Waived Fees Recovered by Advisor (Note C)	(1,251)	(579)	(78)
Net Expenses	459	259	68
Net Investment Income (Loss)	3,453	1,884	293
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	10,480	3,323	100
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	4,464	2,527	602
Futures	36	11	1
Foreign Currency Transactions	1	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares and Foreign Currency	108,657	42,168	4,374
Translation of Foreign Currency Denominated Amounts	(1)	—	—
Futures	—	—	—
Deferred Thailand Capital Gains Tax	—	—	—
Net Realized and Unrealized Gain (Loss)	123,637	48,029	5,077
Net Increase (Decrease) in Net Assets Resulting from Operations	$127,090	$49,913	$5,370

Investment Income and Net Realized and Unrealized Gains (Losses) were allocated from each Portfolio's respective Master Funds (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.
9

  DIMENSIONAL INVESTMENT GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Global Equity Portfolio		Global 60/40 Portfolio		Global 25/75 Portfolio
	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,453	$11,739	$1,884	$6,760	$293	$1,200
Capital Gain Distributions Received from Affiliated Investment Companies	10,480	6,730	3,323	2,036	100	147
Net Realized Gain (Loss) on: Investment Securities Sold/Affiliated Investment Companies Shares Sold	4,464	2,867	2,527	1,271	602	552
Futures	36	54	11	19	1	2
Foreign Currency Transactions	1	(3)	—	(1)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares and Foreign Currency	108,657	106,080	42,168	45,806	4,374	4,208
Translation of Foreign Currency Denominated Amounts	(1)	2	—	—	—	—
Futures	—	(108)	—	(35)	—	(2)
Deferred Thailand Capital Gains Tax	—	(7)	—	(2)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	127,090	127,354	49,913	55,854	5,370	6,107
Distributions to Shareholders From:
Net Investment Income:
Class R Shares	(166)	(301)	(50)	(45)	(15)	(5)
Institutional Class Shares	(5,864)	(9,646)	(3,776)	(5,913)	(647)	(1,198)
Total Distributions From Net Investment Income	(6,030)	(9,947)	(3,826)	(5,958)	(662)	(1,203)
Net Realized Gains:
Class R Shares	(371)	(549)	(54)	(48)	(21)	(1)
Institutional Class Shares	(9,793)	(16,961)	(3,711)	(6,319)	(800)	(629)
Total Distributions From Net Realized Gains	(10,164)	(17,510)	(3,765)	(6,367)	(821)	(630)
Total Distributions to Shareholders	(16,194)	(27,457)	(7,591)	(12,325)	(1,483)	(1,833)
Capital Share Transactions:
Shares Issued	307,408	378,045	141,907	305,399	27,533	63,895
Shares Issued in Lieu of Cash Distributions	15,973	27,347	7,189	12,077	1,474	1,821
Shares Redeemed	(103,525)	(126,391)	(71,615)	(94,383)	(13,400)	(22,840)
Net Increase (Decrease) From Capital Share Transactions	219,856	279,001	77,481	223,093	15,607	42,876
Total Increase (Decrease) in Net Assets	330,752	378,898	119,803	266,622	19,494	47,150
Net Assets
Beginning of Period	880,291	501,393	545,748	279,126	99,895	52,745
End of Period	$1,211,043	$880,291	$665,551	$545,748	$119,389	$99,895
Accumulated Net Investment Income (Loss) at End of Period	$9	$2,589	$(80)	$2,741	$(151)	$218

See accompanying Notes to Financial Statements.
10

  DIMENSIONAL INVESTMENT GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

  Class R Shares

Global Equity Portfolio	Global 60/40 Portfolio	Global 25/75 Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	For the Period Dec. 24, 2003(a) to Nov. 30, 2004	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	For the Period Dec. 24, 2003(a) to Nov. 30, 2004	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	For the Period Dec. 24, 2003(a) to Nov. 30, 2004
(Unaudited)	(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$14.76	$12.90	$11.54	$10.00	$12.65	$11.58	$10.83	$10.00	$11.11	$10.62	$10.33	$10.00
Income from Investment
Operations
Net Investment Income	0.03	(A)	0.19	(A)	0.19	(A)	0.07	0.03	(A)	0.11	(A)	0.19	(A)	0.08	0.02	(A)	0.03	(A)	0.20	(A)	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	1.81	2.29	1.33	1.54	1.01	1.40	0.73	0.84	0.49	0.77	0.25	0.37
Total from Investrment Operations	1.84	2.48	1.52	1.61	1.04	1.51	0.92	0.92	0.51	0.80	0.45	0.44
Less Distributions
Net Investment Income	(0.08)	(0.18)	(0.14)	(0.07)	(0.08)	(0.18)	(0.16)	(0.09)	(0.06)	(0.20)	(0.16)	(0.11)
Net Realized Gains	(0.17)	(0.44)	(0.02)	—	(0.09)	(0.26)	(0.01)	—	(0.09)	(0.11)	—	—
Total Distributions	(0.25)	(0.62)	(0.16)	(0.07)	(0.17)	(0.44)	(0.17)	(0.09)	(0.15)	(0.31)	(0.16)	(0.11)
Net Asset Value, End of Period	$16.35	$14.76	$12.90	$11.54	$13.52	$12.65	$11.58	$10.83	$11.47	$11.11	$10.62	$10.33
Total Return	12.62	%(C)	20.04%	13.25%	16.18	%(C)	8.30	%(C)	13.49%	8.57%	9.29	%(C)	4.64	%(C)	7.75%	4.47%	4.44	%(C)
Net Assets, End of Period (thousands)	$37,941	$32,717	$16,092	$14,684	$8,569	$7,379	$1,857	$1,912	$2,432	$2,701	$46	$65
Ratio of Expenses to Average Net Assets (D)	0.58	%(B)	0.62%	0.71%	0.90	%(B)(E)	0.57	%(B)	0.65%	0.70%	0.95	%(B)(E)	0.62	%(B)	0.62%	0.79%	0.95	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.83	%(B)	0.85%	0.80%	0.94	%(B)(E)	0.76	%(B)	0.77%	0.80%	1.28	%(B)(E)	0.71	%(B)	0.74%	0.95%	6.00	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	0.46	%(B)	1.38%	1.32%	0.82	%(B)(E)	0.40	%(B)	0.89%	1.73%	0.94	%(B)(E)	0.32	%(B)	0.28%	2.00%	1.03	%(B)(E)

See accompanying Notes to Financial Statements.
11

  DIMENSIONAL INVESTMENT GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

  Institutional Class Shares

Global Equity Portfolio	Global 60/40 Portfolio	Global 25/75 Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	For the Period Dec. 24, 2003(a) to Nov. 30, 2004	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	For the Period Dec. 24, 2003(a) to Nov. 30, 2004	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	For the Period Dec. 24, 2003(a) to Nov. 30, 2004
(Unaudited)	(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$14.78	$12.92	$11.56	$10.00	$12.67	$11.60	$10.83	$10.00	$11.15	$10.65	$10.34	$10.00
Income from Investment
Operations
Net Investment Income	0.05	(A)	0.23	(A)	0.25	(A)	0.09	0.04	(A)	0.19	(A)	0.22	(A)	0.11	0.03	(A)	0.22	(A)	0.24	(A)	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	1.82	2.28	1.29	1.55	1.03	1.35	0.72	0.83	0.50	0.60	0.24	0.36
Total from Investrment Operations	1.87	2.51	1.54	1.64	1.07	1.54	0.94	0.94	0.53	0.82	0.48	0.47
Less Distributions
Net Investment Income	(0.10)	(0.21)	(0.16)	(0.08)	(0.09)	(0.21)	(0.16)	(0.11)	(0.07)	(0.21)	(0.17)	(0.13)
Net Realized Gains	(0.17)	(0.44)	(0.02)	—	(0.09)	(0.26)	(0.01)	—	(0.09)	(0.11)	—	—
Total Distributions	(0.27)	(0.65)	(0.18)	(0.08)	(0.18)	(0.47)	(0.17)	(0.11)	(0.16)	(0.32)	(0.17)	(0.13)
Net Asset Value, End of Period	$16.38	$14.78	$12.92	$11.56	$13.56	$12.67	$11.60	$10.83	$11.52	$11.15	$10.65	$10.34
Total Return	12.85	%(C)	20.33%	13.47%	16.46	%(C)	8.50	%(C)	13.78%	8.80%	9.41	%(C)	4.80	%(C)	7.97%	4.71%	4.73	%(C)
Net Assets, End of Period (thousands)	$1,173,102	$847,574	$485,301	$179,079	$656,982	$538,369	$277,269	$102,341	$116,957	$97,194	$52,699	$31,208
Ratio of Expenses to Average Net Assets (D)	0.33	%(B)	0.37%	0.46%	0.67	%(B)(E)	0.31	%(B)	0.35%	0.45%	0.65	%(B)(E)	0.32	%(B)	0.37%	0.47%	0.99	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.58	%(B)	0.60%	0.56%	0.71	%(B)(E)	0.51	%(B)	0.52%	0.55%	0.83	%(B)(E)	0.46	%(B)	0.49%	0.71%	1.32	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	0.68	%(B)	1.72%	1.50%	1.08	%(B)(E)	0.63	%(B)	1.56%	1.99%	1.18	%(B)(E)	0.52	%(B)	1.59%	2.33%	0.95	%(B)(E)

See accompanying Notes to Financial Statements.
12

  DIMENSIONAL INVESTMENT GROUP INC.
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.   Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers sixteen portfolios, of which Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio (the "Global Funds") are presented in this section of the report.

The Global Funds achieve their investment objectives by primarily investing in other portfolios within The DFA Investment Trust Company ("ITC"), DFA Investment Dimensions Group Inc. ("IDG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (collectively, the "Master Funds").

	Global Funds (Percentage of Ownership at May 31, 2007)
Master Funds	Global Equity Portfolio	Global 60/40 Portfolio	Global 25/75 Portfolio
The U.S. Large Company Series (ITC)	—	—	—
The U.S. Large Cap Value Series (ITC)	1%	—	—
The U.S. Small Cap Series (ITC)	1%	—	—
The DFA International Value Series (ITC)	—	—	—
The Japanese Small Company Series (ITC)	—	—	—
The Asia Pacific Small Company Series (ITC)	—	—	—
The United Kingdom Small Company Series (ITC)	—	—	—
The Continental Small Company Series (ITC)	—	—	—
The Emerging Markets Series (ITC)	—	—	—
The Emerging Markets Small Cap Series (ITC)	—	—	—
The DFA Two-Year Global Fixed Income Series (ITC)	N/A	4%	2%
U.S. Core Equity 1 Portfolio (IDG)	31%	10%	—
U.S. Core Equity 2 Portfolio (IDG)	15%	5%	1%
DFA Real Estate Securities Portfolio (IDG)	1%	—	—
Large Cap International Portfolio (IDG)	1%	—	—
International Core Equity Portfolio (IDG)	15%	5%	1%
Emerging Markets Core Equity Portfolio (IDG)	3%	1%	—
DFA Five-Year Global Fixed Income Portfolio (IDG)	N/A	4%	2%
Dimensional Emerging Markets Value Fund Inc. (DEM)	—	—	—

N/A – Global Fund does not hold any shares of Master Fund. Amounts designated as — are less than 1%.

The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Global Funds.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

13

1.  Security Valuation: The U.S. Large Company Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series (the "Partnerships") are treated as partnerships for federal income tax purposes. The Global Funds' investments in the Partnerships reflect their proportionate interest in the net assets of those corresponding Partnerships. The shares of the remaining Master Funds held by the Global Funds are valued at their respective daily net asset values, as these Master Funds are treated as regulated investment companies for federal income tax purposes.

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2007, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from Investment in Affiliated Investment Companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Global Funds estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Global Fund are directly charged.

Class R Shares and Institutional Class Shares have equal rights to assets and earnings of its Global Fund. Income, gains and losses on investment securities, and common expenses of each Global Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Global Funds each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from their respective Partnerships.

4.  New Accounting Standards: On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Global Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined.

14

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Master Funds. The Advisor also provides administrative services to the Global Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services. For the six months ended May 31, 2007, the Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30%, 0.25%, 0.20%, respectively, of average daily net assets. The Global Funds do not pay separate management fees to the Advisor.

Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive its administrative services fee to the extent necessary to limit the proportionate share of the total combined administrative services fees paid by each of the Global Funds and investment advisory services fees paid by the Master Funds to the Advisor. The Fee Waiver and Expense Assumption Agreement will remain in effect until April 1, 2008, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2007, the Global Funds had the following effective rates based on a percentage of average net assets on an annualized basis.

Effective Rates
Global Equity Portfolio	0.27%
Global 60/40 Portfolio	0.25%
Global 25/75 Portfolio	0.22%

The Advisor has also contractually agreed to assume the direct operating expenses of the Institutional Class Shares of each Global Fund (excluding administrative services fees paid to the Advisor), to the extent necessary to limit the total expense ratios (including the expenses that the Institutional Class Shares of each such Global Fund bears as a shareholder of the Master Funds, but excluding expenses from investment in other investment companies) of the Institutional Class Shares. At May 31, 2007, the Institutional Class Shares had the following effective rates based on a percentage of average net assets on an annualized basis.

Effective Rates
Global Equity Portfolio	0.44%
Global 60/40 Portfolio	0.41%
Global 25/75 Portfolio	0.37%

The Fee Waiver and Expense Assumption Agreement will remain in effect until April 1, 2008, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor.

For the Class R Shares, the Advisor has contractually agreed to assume the direct operating expenses of the Class R Shares of each Global Fund (excluding administrative services fees paid to the Advisor) to the extent necessary to limit the total expense ratios (including the expenses that the Class R Shares of each such Global Fund bears as a shareholder of the Master Funds and including Shareholder Servicing Fees, but excluding expenses from investment in other investment companies) of the Class R Shares. At May 31, 2007, the Class R Shares had the following effective rates based on a percentage of average net assets on an annualized basis.

Effective Rates
Global Equity Portfolio	0.69%
Global 60/40 Portfolio	0.66%
Global 25/75 Portfolio	0.62%

The Fee Waiver and Expense Assumption Agreement will remain in effect until April 1, 2008, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor.

15

At any time that the rate of the fees and annualized expenses of a Global Fund are less than the rates listed above for a Global Fund on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Global Fund's Institutional Class and Class R Shares' fees or expenses to exceed the fee or expense limitations listed above. Previously waived fees subject to future recovery by the Advisor over various periods not exceeding May 31, 2010 are reflected below (amounts in thousands). The Global Funds are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of reimbursement.

Previously Waived Fees/Expenses Assumed Subject to Future Recovery
Global Equity Portfolio
Class R Shares	$123
Institutional Class Shares	3,059
Global 60/40 Portfolio
Class R Shares	23
Institutional Class Shares	1,577
Global 25/75 Portfolio
Class R Shares	10
Institutional Class Shares	297

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2007, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by each of the Global Funds are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At May 31, 2007, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

Global Equity Portfolio	$21
Global 60/40 Portfolio	12
Global 25/75 Portfolio	2

E.  Federal Income Taxes:

Each Global Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2006, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies" and the utilization of accumulated

16

earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
Global Equity Portfolio	$685	$(403)	$(282)
Global 60/40 Portfolio	279	(190)	(89)
Global 25/75 Portfolio	76	(46)	(30)

The tax character of dividends and distributions declared and paid during the year ended November 30, 2005, and the year ended November 30, 2006 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Global Equity Portfolio
Year Ended November 30, 2005
Class R Shares	$194	—	$194
Institutional Class Shares	4,144	—	4,144
	4,338	—	4,338

Year Ended November 30, 2006
Class R Shares	345	$528	873
Institutional Class Shares	10,975	16,294	27,269
	11,320	16,822	28,142

Global 60/40 Portfolio
Year Ended November 30, 2005
Class R Shares	27	—	27
Institutional Class Shares	2,631	—	2,631
	2,658	—	2,658

Year Ended November 30, 2006
Class R Shares	50	47	97
Institutional Class Shares	6,379	6,128	12,507
	6,429	6,175	12,604

Global 25/75 Portfolio
Year Ended November 30, 2005
Class R Shares	1	—	1
Institutional Class Shares	648	—	648
	649	—	649

Year Ended November 30, 2006
Class R Shares	6	2	8
Institutional Class Shares	1,267	634	1,901
	1,273	636	1,909

17

At November 30, 2006, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Global Equity Portfolio	$418	$267	$685
Global 60/40 Portfolio	196	83	279
Global 25/75 Portfolio	50	26	76

At November 30, 2006, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
Global Equity Portfolio	$2,974	$8,049	$11,023
Global 60/40 Portfolio	2,075	2,944	5,019
Global 25/75 Portfolio	371	678	1,049

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2006, the Global Funds had no capital loss carryforwards available to offset future realized capital gains.

Some of the investments held by the Master Funds are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At November 30, 2006, the Global Funds received unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

	Mark to Market	Realized Gains
Global Equity Portfolio	$92	$47
Global 60/40 Portfolio	26	15
Global 25/75 Portfolio	2	1

At May 31, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Global Equity Portfolio	$957,239	$259,406	$(5,276)	$254,130
Global 60/40 Portfolio	566,206	101,830	(2,038)	99,792
Global 25/75 Portfolio	109,624	9,704	(329)	9,375

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F.   Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended May 31, 2007		Year Ended November 30, 2006
	Amount	Shares	Amount	Shares
Global Equity Portfolio
Class R Shares
Shares Issued	$8,122	529	$21,066	1,603
Shares Issued in Lieu of Cash Distributions	537	36	849	67
Shares Redeemed	(7,077)	(462)	(9,503)	(700)
Net Increase (Decrease)—Class R Shares	$1,582	103	$12,412	970
Institutional Class Shares
Shares Issued	$299,286	19,538	$356,979	26,368
Shares Issued in Lieu of Cash Distributions	15,436	1,047	26,498	2,082
Shares Redeemed	(96,448)	(6,279)	(116,888)	(8,676)
Net Increase (Decrease)—Institutional Class Shares	$218,274	14,306	$266,589	19,774
Global 60/40 Portfolio
Class R Shares
Shares Issued	$1,721	134	$9,961	861
Shares Issued in Lieu of Cash Distributions	104	8	93	8
Shares Redeemed	(1,184)	(92)	(5,321)	(446)
Net Increase (Decrease)—Class R Shares	$641	50	$4,733	423
Institutional Class Shares
Shares Issued	$140,186	10,819	$295,438	25,043
Shares Issued in Lieu of Cash Distributions	7,085	561	11,984	1,055
Shares Redeemed	(70,431)	(5,430)	(89,062)	(7,499)
Net Increase (Decrease)—Institutional Class Shares	$76,840	5,950	$218,360	18,599
Global 25/75 Portfolio
Class R Shares
Shares Issued	$740	66	$5,234	500
Shares Issued in Lieu of Cash Distributions	35	3	6	1
Shares Redeemed	(1,122)	(100)	(2,774)	(262)
Net Increase (Decrease)—Class R Shares	$(347)	(31)	$2,466	239
Institutional Class Shares
Shares Issued	$26,793	2,392	$58,661	5,468
Shares Issued in Lieu of Cash Distributions	1,439	130	1,815	174
Shares Redeemed	(12,278)	(1,088)	(20,066)	(1,873)
Net Increase (Decrease)—Institutional Class Shares	$15,954	1,434	$40,410	3,769

19

G.  Financial Instruments:

In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The instrument and its significant corresponding risks are described below:

Repurchase Agreements: The Global Funds may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price, including accrued interest. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2007.

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 26, 2007. Effective June 26, 2007, the expiration date was extended to June 24, 2008. For the six months ended May 31, 2007, borrowings under this line of credit by the Global Funds were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Global Equity Portfolio	6.24%	$1,704	11	$3	$9,416
Global 60/40 Portfolio	6.07%	775	23	3	2,900
Global 25/75 Portfolio	6.24%	243	21	1	1,059

There were no outstanding borrowings by the Global Funds under this line of credit at May 31, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008. There were no borrowings by the Global Funds under this line of credit during the six months ended May 31, 2007.

I.  Shareholder Servicing Fees:

The Class R Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Global Funds' Class R Shares.

J.   Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

20

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.  Other:

At May 31, 2007, the following number of shareholders held the following approximate percentages of outstanding shares of the Global Funds. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding shares
Global Equity Portfolio—Class R Shares	3	100%
Global Equity Portfolio—Institutional Class Shares	3	84%
Global 60/40 Portfolio—Class R Shares	4	100%
Global 60/40 Portfolio—Institutional Class Shares	3	80%
Global 25/75 Portfolio—Class R Shares	2	94%
Global 25/75 Portfolio—Institutional Class Shares	3	86%

21

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2007

EXPENSE TABLES

The U.S. Large Company Series	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,102.80	0.04%	$0.21
Hypothetical 5% Annual Return	$1,000.00	$1,024.73	0.04%	$0.20
The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$1,130.30	0.11%	$0.58
Hypothetical 5% Annual Return	$1,000.00	$1,024.38	0.11%	$0.56

22

The U.S. Small Cap Series	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,087.40	0.05%	$0.26
Hypothetical 5% Annual Return	$1,000.00	$1,024.68	0.05%	$0.25
The DFA International Value Series
Actual Fund Return	$1,000.00	$1,186.20	0.23%	$1.25
Hypothetical 5% Annual Return	$1,000.00	$1,023.78	0.23%	$1.16
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,027.50	0.14%	$0.71
Hypothetical 5% Annual Return	$1,000.00	$1,024.23	0.14%	$0.71
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,325.20	0.15%	$0.87
Hypothetical 5% Annual Return	$1,000.00	$1,024.18	0.15%	$0.76
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,165.60	0.12%	$0.65
Hypothetical 5% Annual Return	$1,000.00	$1,024.33	0.12%	$0.61
The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,247.40	0.14%	$0.78
Hypothetical 5% Annual Return	$1,000.00	$1,024.23	0.14%	$0.71
The Emerging Markets Series
Actual Fund Return	$1,000.00	$1,234.50	0.19%	$1.06
Hypothetical 5% Annual Return	$1,000.00	$1,023.98	0.19%	$0.96
The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$1,307.40	0.31%	$1.78
Hypothetical 5% Annual Return	$1,000.00	$1,023.39	0.31%	$1.56
The DFA Two-Year Global Fixed Income Series
Actual Fund Return	$1,000.00	$1,023.80	0.07%	$0.35
Hypothetical 5% Annual Return	$1,000.00	$1,024.58	0.07%	$0.35

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

23

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 27, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Other	Total
The U.S. Large Company Series	10.3%	9.4%	10.4%	20.2%	11.8%	11.1%	15.1%	3.1%	1.2%	3.8%	3.6%	0.0%	100.0%
The U.S. Large Cap Value Series	23.6%	4.9%	10.1%	31.2%	1.6%	12.8%	4.9%	3.9%	0.0%	7.0%	0.0%	0.0%	100.0%
The U.S. Small Cap Series	17.9%	3.9%	6.0%	13.7%	14.5%	15.9%	19.3%	4.8%	0.1%	1.3%	2.5%	0.1%	100.0%
The DFA International Value Series	15.6%	3.8%	3.9%	43.9%	0.6%	8.0%	2.0%	11.4%	0.1%	6.7%	3.7%	0.3%	100.0%
The Japanese Small Company Series	21.4%	9.5%	1.4%	9.3%	3.7%	30.0%	12.5%	11.6%	0.0%	0.0%	0.6%	0.0%	100.0%
The Asia Pacific Small Company Series	20.4%	5.1%	6.1%	13.7%	5.2%	20.9%	7.0%	17.1%	0.4%	1.2%	2.7%	0.2%	100.0%
The United Kingdom Small Company Series	18.7%	4.4%	6.5%	14.6%	3.0%	33.8%	11.5%	3.6%	2.9%	0.8%	0.1%	0.1%	100.0%
The Continental Small Company Series	17.5%	6.4%	2.7%	15.6%	7.4%	28.2%	10.4%	8.5%	0.4%	0.6%	2.1%	0.2%	100.0%
The Emerging Markets Series	5.8%	9.0%	5.4%	22.0%	3.4%	8.5%	10.3%	16.6%	0.0%	15.2%	3.6%	0.2%	100.0%
The Emerging Small Cap Series	17.8%	10.3%	2.1%	12.1%	3.8%	19.6%	9.2%	19.8%	0.0%	1.4%	2.2%	1.7%	100.0%

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Supernational	Total
The DFA Two-Year Global Fixed Income Series	30.5%	5.3%	23.8%	35.8%	4.6%	100.0%

24

THE U.S. LARGE COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (87.2%)
Consumer Discretionary — (8.9%)
* Comcast Corp. Class A	1,247,973	$34,206,940	0.6%
Disney (Walt) Co.	821,965	29,130,440	0.5%
Home Depot, Inc.	818,933	31,831,926	0.6%
Time Warner, Inc.	1,531,062	32,718,795	0.6%
Other Securities		433,359,614	7.8%
Total Consumer Discretionary		561,247,715	10.1%
Consumer Staples — (8.1%)
Altria Group, Inc.	842,094	59,872,883	1.1%
# Coca-Cola Co.	808,272	42,830,333	0.8%
PepsiCo, Inc.	657,180	44,905,109	0.8%
Procter & Gamble Co.	1,266,150	80,463,832	1.5%
Wal-Mart Stores, Inc.	986,769	46,970,204	0.8%
Other Securities		235,883,675	4.2%
Total Consumer Staples		510,926,036	9.2%
Energy — (9.1%)
# Chevron Corp.	865,845	70,557,709	1.3%
ConocoPhillips	659,722	51,082,274	0.9%
# Exxon Mobil Corp.	2,284,571	190,007,770	3.4%
Schlumberger, Ltd.	472,910	36,825,502	0.7%
Other Securities		222,285,483	4.0%
Total Energy		570,758,738	10.3%
Financials — (17.5%)
American Express Co.	478,446	31,089,421	0.6%
American International Group, Inc.	1,043,928	75,517,752	1.4%
# Bank of America Corp.	1,794,591	91,003,710	1.6%
Citigroup, Inc.	1,967,212	107,193,382	1.9%
Federal National Mortgage Association	388,387	24,825,697	0.4%
JPMorgan Chase & Co.	1,393,739	72,237,492	1.3%
Merrill Lynch & Co., Inc.	354,853	32,905,519	0.6%
Morgan Stanley	427,174	36,326,877	0.7%
# The Goldman Sachs Group, Inc.	165,064	38,100,072	0.7%
U.S. Bancorp	710,728	24,576,974	0.4%
Wachovia Corp.	764,711	41,439,689	0.7%
# Wells Fargo & Co.	1,355,727	48,928,187	0.9%
Other Securities		478,781,283	8.7%
Total Financials		1,102,926,055	19.9%
Health Care — (10.5%)
Abbott Laboratories	619,184	34,891,018	0.6%
*# Amgen, Inc.	468,461	26,388,408	0.5%
Johnson & Johnson	1,161,299	73,475,388	1.3%
Merck & Co., Inc.	869,337	45,596,726	0.8%
# Pfizer, Inc.	2,843,744	78,174,523	1.4%
UnitedHealth Group, Inc.	543,443	29,764,373	0.5%
Wyeth	540,172	31,243,548	0.6%
Other Securities		338,417,363	6.1%
Total Health Care		657,951,347	11.8%
Industrials — (9.7%)
3M Co.	294,483	25,902,725	0.5%
Boeing Co.	316,705	31,857,356	0.6%

25

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
# General Electric Co.	4,126,279	$155,065,565	2.8%
Tyco International, Ltd.	793,395	26,467,657	0.5%
# United Parcel Service, Inc.	427,933	30,798,338	0.6%
United Technologies Corp.	399,575	28,190,016	0.5%
Other Securities		310,645,139	5.5%
Total Industrials		608,926,796	11.0%
Information Technology — (13.2%)
* Apple, Inc.	345,841	42,040,432	0.8%
*# Cisco Sytems, Inc.	2,423,665	65,245,062	1.2%
*# Google, Inc.	87,342	43,474,481	0.8%
Hewlett-Packard Co.	1,073,968	49,091,077	0.9%
# Intel Corp.	2,314,106	51,303,730	0.9%
International Business Machines Corp.	604,118	64,398,979	1.2%
Microsoft Corp.	3,457,811	106,051,063	1.9%
* Oracle Corp.	1,601,169	31,030,655	0.6%
# QUALCOMM, Inc.	664,705	28,549,080	0.5%
Other Securities		346,525,255	6.1%
Total Information Technology		827,709,814	14.9%
Materials — (2.7%)
Total Materials		168,621,427	3.0%
Real Estate Investment Trusts — (1.0%)
Total Real Estate Investment Trusts		65,882,200	1.2%
Telecommunication Services — (3.3%)
AT&T, Inc.	2,505,567	103,580,140	1.9%
Sprint Nextel Corp.	1,164,683	26,613,007	0.5%
Verizon Communications, Inc.	1,167,644	50,827,543	0.9%
Other Securities		27,498,921	0.5%
Total Telecommunication Services		208,519,611	3.8%
Utilities — (3.2%)
Total Utilities		198,695,547	3.6%
TOTAL COMMON STOCKS		5,482,165,286	98.8%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $50,305,000 FNMA 6.25%, 05/15/29, valued at $55,637,330) to be repurchased at $54,833,904	$54,826	54,826,000	1.0%
SECURITIES LENDING COLLATERAL — (11.9%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $1,044,864,178 FNMA, rates ranging from 4.500% to 5.500%, maturities ranging from 05/01/19 to 11/01/36, valued at $727,843,299) to be repurchased at $706,748,209	706,644	706,643,979	12.7%
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $45,730,000 FHLB 5.000%, 02/04/09 & 5.000%, 03/12/10, valued at $46,321,389) to be repurchased at $44,246,174	44,240	44,239,649	0.8%
TOTAL SECURITIES LENDING COLLATERAL		750,883,628	13.5%
TOTAL INVESTMENTS — (100.0%) (Cost $4,217,921,941)		$6,287,874,914	113.3%

See accompanying Notes to Financial Statements.
26

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (88.5%)
Consumer Discretionary — (20.9%)
# CBS Corp. Class B	5,768,306	$191,853,858	1.7%
Clear Channel Communications, Inc.	1,942,666	74,598,374	0.7%
*# Comcast Corp. Class A	12,605,542	345,517,906	3.1%
Federated Department Stores, Inc.	1,578,230	63,018,724	0.6%
# Ford Motor Co.	11,482,590	95,764,801	0.9%
# General Motors Corp.	4,476,500	134,250,235	1.2%
* IAC/InterActiveCorp	2,126,951	73,592,505	0.7%
* Liberty Media Holding Corp. Capital Class A	996,868	112,546,397	1.0%
* Liberty Media Holding Corp. Interactive Class A	4,295,262	104,074,198	0.9%
# Time Warner, Inc.	18,954,280	405,052,964	3.7%
* Viacom, Inc. Class B	2,669,559	119,916,590	1.1%
Other Securities		855,651,107	7.8%
Total Consumer Discretionary		2,575,837,659	23.4%
Consumer Staples — (4.3%)
# Archer-Daniels-Midland Co.	2,298,560	80,541,542	0.7%
Coca-Cola Enterprises, Inc.	3,631,272	84,790,201	0.8%
# Kraft Foods, Inc.	3,684,390	124,679,758	1.1%
SUPERVALU, Inc.	1,558,542	74,248,941	0.7%
Other Securities		169,086,251	1.6%
Total Consumer Staples		533,346,693	4.9%
Energy — (8.9%)
Anadarko Petroleum Corp.	3,531,056	175,316,930	1.6%
Apache Corp.	2,352,090	189,931,268	1.7%
# Chesapeake Energy Corp.	3,245,338	113,132,483	1.0%
# ConocoPhillips	1,359,887	105,296,050	1.0%
Devon Energy Corp.	2,025,342	155,505,759	1.4%
Hess Corp.	1,777,596	105,269,235	0.9%
Other Securities		257,132,989	2.4%
Total Energy		1,101,584,714	10.0%
Financials — (27.7%)
Allstate Corp.	2,009,500	123,584,250	1.1%
AMBAC Financial Group, Inc.	795,635	71,296,852	0.6%
# Bear Stearns Companies, Inc.	423,770	63,548,549	0.6%
# Capital One Financial Corp.	1,370,484	109,337,214	1.0%
Chubb Corp.	1,288,500	70,699,995	0.6%
CIT Group, Inc.	1,345,312	80,624,548	0.7%
# CNA Financial Corp.	1,956,582	99,433,497	0.9%
# Countrywide Financial Corp.	4,574,013	178,112,066	1.6%
Hartford Financial Services Group, Inc.	1,173,900	121,111,263	1.1%
JPMorgan Chase & Co.	4,595,680	238,194,094	2.2%
# Lincoln National Corp.	911,926	66,114,635	0.6%
Loews Corp.	3,929,202	200,507,178	1.8%
# MBIA, Inc.	1,128,550	75,105,003	0.7%
# MetLife, Inc.	5,666,498	385,321,864	3.5%
# Principal Financial Group, Inc.	1,210,200	73,580,160	0.7%
# Prudential Financial, Inc.	1,887,800	192,593,356	1.8%
The Travelers Companies, Inc.	5,237,509	283,715,863	2.6%
# Unum Group	2,480,889	65,842,794	0.6%
Other Securities		914,732,294	8.3%
Total Financials		3,413,455,475	31.0%

27

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Health Care — (1.4%)
Total Health Care		$173,618,245	1.6%
Industrials — (11.3%)
Burlington Northern Santa Fe Corp.	2,247,573	209,316,473	1.9%
# CSX Corp.	3,415,204	155,186,870	1.4%
Norfolk Southern Corp.	3,254,502	188,370,576	1.7%
Northrop Grumman Corp.	2,672,884	202,096,759	1.8%
# Raytheon Co.	1,311,300	72,908,280	0.7%
# Southwest Airlines Co.	5,237,820	74,953,204	0.7%
Union Pacific Corp.	2,098,000	253,186,640	2.3%
Other Securities		240,190,880	2.2%
Total Industrials		1,396,209,682	12.7%
Information Technology — (4.3%)
* Computer Sciences Corp.	1,404,843	77,828,302	0.7%
Other Securities		454,453,845	4.1%
Total Information Technology		532,282,147	4.8%
Materials — (3.5%)
Weyerhaeuser Co.	1,460,829	119,729,545	1.1%
Other Securities		308,000,031	2.8%
Total Materials		427,729,576	3.9%
Telecommunication Services — (6.2%)
AT&T, Inc.	8,333,818	344,520,036	3.1%
# Verizon Communications, Inc.	6,008,000	261,528,240	2.4%
Other Securities		163,754,269	1.5%
Total Telecommunication Services		769,802,545	7.0%
TOTAL COMMON STOCKS		10,923,866,736	99.3%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $74,260,000 FNMA 5.58%, 03/25/37, valued at $67,918,550) to be repurchased at $66,920,646	$66,911	66,911,000	0.6%
SECURITIES LENDING COLLATERAL — (11.0%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $1,742,723,768 FNMA, rates ranging from 4.000% to 8.000%, maturities ranging from 09/01/12 to 05/01/37, valued at $1,317,645,469) to be repurchased at $1,279,456,137	1,279,267	1,279,267,445	11.6%
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $79,785,000 FHLB 3.750%, 08/15/07 & 5.500%, 06/21/07, valued at $81,208,289) to be repurchased at $77,366,415	77,355	77,355,005	0.7%
TOTAL SECURITIES LENDING COLLATERAL		1,356,622,450	12.3%
TOTAL INVESTMENTS — (100.0%) (Cost $9,454,881,533)		$12,347,400,186	112.2%

See accompanying Notes to Financial Statements.
28

THE U.S. SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (80.4%)
Consumer Discretionary — (14.5%)
* Fossil, Inc.	215,900	$6,738,239	0.2%
* Gemstar-TV Guide International, Inc.	1,321,214	6,077,584	0.2%
*# Priceline.com, Inc.	124,616	7,706,253	0.2%
* Sonic Corp.	296,603	7,231,181	0.2%
# Tempur-Pedic International, Inc.	251,600	6,380,576	0.2%
Other Securities		699,916,053	16.9%
Total Consumer Discretionary		734,049,886	17.9%
Consumer Staples — (3.2%)
Flowers Foods, Inc.	182,337	6,290,626	0.2%
Longs Drug Stores Corp.	115,800	6,633,024	0.2%
Other Securities		147,545,606	3.5%
Total Consumer Staples		160,469,256	3.9%
Energy — (4.8%)
*# Atwood Oceanics, Inc.	102,352	6,718,385	0.2%
*# Dril-Quip, Inc.	131,200	6,365,824	0.2%
* Hanover Compressor Co.	246,600	6,165,000	0.2%
* Lone Star Technologies, Inc.	101,200	6,818,856	0.2%
* Mariner Energy, Inc.	253,300	6,327,434	0.2%
* Oil States International, Inc.	162,653	6,332,081	0.2%
* Petrohawk Energy Corp.	384,456	6,266,633	0.2%
* Universal Compression Holdings, Inc.	83,949	6,238,250	0.2%
USEC, Inc.	287,431	6,639,656	0.2%
* W-H Energy Services, Inc.	99,900	6,373,620	0.2%
Other Securities		180,548,254	4.0%
Total Energy		244,793,993	6.0%
Financials — (11.0%)
Cohen & Steers, Inc.	127,000	6,602,730	0.2%
*# CompuCredit Corp.	166,160	6,118,011	0.2%
Other Securities		543,869,998	13.2%
Total Financials		556,590,739	13.6%
Health Care — (11.6%)
# Chemed Corp.	90,600	6,070,200	0.2%
*# Medarex, Inc.	409,962	6,555,292	0.2%
Steris Corp.	207,600	6,242,532	0.2%
* Sunrise Senior Living, Inc.	156,030	6,110,135	0.2%
* Ventana Medical Systems, Inc.	118,445	6,095,180	0.2%
Other Securities		560,258,859	13.4%
Total Health Care		591,332,198	14.4%
Industrials — (12.8%)
Baldor Electric Co.	146,233	6,782,287	0.2%
*# Ceradyne, Inc.	92,265	6,234,346	0.2%
Curtiss-Wright Corp.	145,000	6,535,150	0.2%
Deluxe Corp.	186,930	8,163,233	0.2%
* EMCOR Group, Inc.	91,200	5,981,808	0.2%
*# Hexcel Corp.	296,113	6,849,094	0.2%
Nordson Corp.	114,575	5,956,754	0.2%
* United Stationers, Inc.	95,009	6,374,154	0.2%
Valmont Industries, Inc.	84,450	5,952,881	0.2%
Wabtec Corp.	159,100	6,230,356	0.2%
* Washington Group International, Inc.	74,115	6,225,660	0.2%
Watson Wyatt & Co. Holdings	122,700	6,327,639	0.2%

29

THE U.S. SMALL CAP SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Woodward Governor Co.	113,018	$6,243,114	0.2%
Other Securities		568,253,137	13.3%
Total Industrials		652,109,613	15.9%
Information Technology — (15.6%)
Adtran, Inc.	262,626	7,106,660	0.2%
* Amkor Technology, Inc.	441,988	6,285,069	0.2%
*# aQuantive, Inc.	100,725	6,425,248	0.2%
*# Arris Group, Inc.	367,300	6,042,085	0.2%
* Emulex Corp.	287,200	6,372,968	0.2%
* Sonus Networks, Inc.	782,743	6,786,382	0.2%
* Tessera Technologies, Inc.	139,645	6,349,658	0.2%
Other Securities		746,691,992	17.9%
Total Information Technology		792,060,062	19.3%
Materials — (3.8%)
*# Century Aluminum Co.	110,590	6,230,641	0.2%
* OM Group, Inc.	96,900	6,057,219	0.2%
Quanex Corp.	125,975	6,039,242	0.2%
* RTI International Metals, Inc.	68,300	6,061,625	0.2%
Silgan Holdings, Inc.	115,926	6,691,249	0.2%
Texas Industries, Inc.	73,800	6,419,124	0.2%
Other Securities		157,780,208	3.5%
Total Materials		195,279,308	4.7%
Other — (0.0%)
Total Other		3,348	0.0%
Real Estate Investment Trusts — (0.1%)
Total Real Estate Investment Trusts		3,070,598	0.1%
Telecommunication Services — (1.0%)
Total Telecommunication Services		53,096,480	1.3%
Utilities — (2.0%)
Total Utilities		100,564,003	2.4%
TOTAL COMMON STOCKS		4,083,419,484	99.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		643	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $26,750,000 FHLMC 6.50%, 12/01/36, valued at $24,188,105) to be repurchased at $23,839,436	$23,836	23,836,000	0.6%
SECURITIES LENDING COLLATERAL — (19.1%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $1,227,366,429 FNMA, rates ranging from 5.000% to 6.500%, maturities ranging from 03/01/22 to 04/01/37, valued at $946,363,902) to be repurchased at $918,935,428	918,800	918,799,905	22.4%
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $53,050,000 FHLB 3.750%, 08/15/07 & 4.125%, 10/19/07, valued at $53,196,434) to be repurchased at $51,289,647	51,282	51,282,083	1.2%
TOTAL SECURITIES LENDING COLLATERAL		970,081,988	23.6%
TOTAL INVESTMENTS — (100.0%) (Cost $4,369,523,675)		$5,077,338,115	123.7%

See accompanying Notes to Financial Statements.
30

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (3.6%)
COMMON STOCKS — (3.6%)
Commonwealth Bank of Australia	1,961,135	$89,956,037	0.9%
National Australia Bank, Ltd.	2,552,152	89,892,259	0.9%
Other Securities		255,319,214	2.7%
TOTAL — AUSTRALIA		435,167,510	4.5%
AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		62,173,563	0.7%
BELGIUM — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		123,346,526	1.3%
CANADA — (4.7%)
COMMON STOCKS — (4.7%)
Alcan, Inc.	856,137	74,287,654	0.8%
Barrick Gold Corp.	1,869,220	54,349,983	0.6%
EnCana Corp.	1,459,886	89,673,252	0.9%
# Sun Life Financial, Inc.	1,258,900	59,437,594	0.6%
Other Securities		291,900,669	3.0%
TOTAL — CANADA		569,649,152	5.9%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		110,376,660	1.1%
FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		103,712,855	1.1%
FRANCE — (8.2%)
COMMON STOCKS — (8.2%)
# AXA SA	2,905,543	126,944,807	1.3%
# BNP Paribas SA	1,631,174	197,775,909	2.1%
# Compagnie de Saint-Gobain	598,264	65,554,646	0.7%
# Renault SA	379,599	54,239,431	0.6%
# Societe Generale Paris	293,528	57,173,688	0.6%
# Vivendi SA	2,554,386	111,256,954	1.2%
Other Securities		380,668,425	3.8%
TOTAL — FRANCE		993,613,860	10.3%
GERMANY — (9.3%)
COMMON STOCKS — (9.3%)
# Allianz SE	456,442	101,081,651	1.1%
Allianz SE ADR	2,630,040	58,307,987	0.6%
# Commerzbank AG	1,057,167	51,864,778	0.5%
DaimlerChrysler AG	1,734,297	158,500,482	1.7%
# Deutsche Bank AG	801,377	121,883,837	1.3%
Deutsche Telekom AG Sponsored ADR	2,767,950	51,317,793	0.5%
# E.ON AG	677,579	111,511,287	1.2%
# E.ON AG Sponsored ADR	1,043,028	57,199,656	0.6%
# Munchener Rueckversicherungs-Gesellschaft AG	379,064	71,104,848	0.7%
# Volkswagen AG	499,652	75,597,308	0.8%
Other Securities		264,719,238	2.6%
TOTAL — GERMANY		1,123,088,865	11.6%

31

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GREECE — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		$60,461,783	0.6%
HONG KONG — (2.1%)
COMMON STOCKS — (2.1%)
Other Securities		253,786,966	2.6%
IRELAND — (1.2%)
COMMON STOCKS — (1.2%)
CRH P.L.C.	1,259,311	61,175,345	0.6%
Other Securities		84,342,965	0.9%
TOTAL — IRELAND		145,518,310	1.5%
ITALY — (2.6%)
COMMON STOCKS — (2.6%)
# UniCredito Italiano SpA	7,998,675	75,128,664	0.8%
Other Securities		238,569,977	2.5%
TOTAL — ITALY		313,698,641	3.3%
JAPAN — (8.6%)
COMMON STOCKS — (8.6%)
Matsushita Electric Industrial Co., Ltd.	3,676,135	77,962,419	0.8%
Millea Holdings, Inc.	1,295,900	51,601,084	0.6%
# Sony Corp.	971,100	55,897,442	0.6%
Other Securities		853,080,874	8.7%
TOTAL — JAPAN		1,038,541,819	10.7%
NETHERLANDS — (4.7%)
COMMON STOCKS — (4.7%)
# ABN AMRO Holding NV	1,785,798	85,599,615	0.9%
ABN AMRO Holding NV Sponsored ADR	1,129,587	54,186,288	0.6%
Aegon NV	3,298,073	67,529,858	0.7%
# ING Groep NV	3,203,383	142,382,704	1.5%
# Koninklijke Philips Electronics NV	2,253,619	95,609,114	1.0%
Other Securities		126,481,515	1.2%
TOTAL — NETHERLANDS		571,789,094	5.9%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		12,603,612	0.1%
NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		88,849,005	0.9%
PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		32,634,798	0.3%
SINGAPORE — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		80,164,819	0.8%
SPAIN — (3.2%)
COMMON STOCKS — (3.2%)
# Banco Santander Central Hispano SA	7,223,177	138,609,072	1.4%
Endesa SA	1,557,828	83,835,777	0.9%
Repsol YPF SA	1,547,213	56,773,935	0.6%
Other Securities		103,518,156	1.1%
TOTAL — SPAIN		382,736,940	4.0%

32

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
Nordea Bank AB	3,830,600	$63,129,129	0.7%
Other Securities		223,264,311	2.3%
TOTAL — SWEDEN		286,393,440	3.0%
SWITZERLAND — (5.1%)
COMMON STOCKS — (5.1%)
Compagnie Financiere Richemont AG Series A	1,251,000	77,019,783	0.8%
# Credit Suisse Group	1,826,488	138,838,890	1.4%
# Swiss Re	589,833	56,158,293	0.6%
Zurich Financial SVCS AG	285,163	87,274,847	0.9%
Other Securities		252,145,287	2.6%
TOTAL — SWITZERLAND		611,437,100	6.3%
UNITED KINGDOM — (18.3%)
COMMON STOCKS — (18.3%)
Anglo American P.L.C.	2,904,256	175,481,959	1.8%
Aviva P.L.C.	6,195,868	97,883,134	1.0%
Barclays P.L.C. Sponsored ADR	1,403,590	80,327,456	0.8%
HBOS P.L.C.	8,397,157	180,670,923	1.9%
HSBC Holdings P.L.C. Sponsored ADR	1,006,700	93,663,368	1.0%
Royal Bank of Scotland Group P.L.C.	23,863,361	296,447,872	3.1%
Royal Dutch Shell P.L.C. ADR	732,443	55,445,935	0.6%
Vodafone Group P.L.C.	61,674,811	192,990,979	2.0%
Vodafone Group P.L.C. Sponsored ADR	5,287,130	166,174,496	1.7%
Xstrata P.L.C.	827,417	47,609,638	0.5%
Other Securities		821,590,339	8.4%
TOTAL — UNITED KINGDOM		2,208,286,099	22.8%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $41,990,000 FNMA 6.50%, 09/01/36, valued at $39,626,646) to be repurchased at $39,042,628	$39,037	39,037,000	0.4%
SECURITIES LENDING COLLATERAL — (20.1%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $1,060,293,015 FHLMC, rates ranging from 4.500% to 7.244%(r), maturities ranging from 04/01/22 to 06/01/37 & FNMA, rates ranging from 4.299% to 6.500%, maturities ranging from 01/11/20 to 03/01/47, valued at $881,091,524) to be repurchased at $863,942,632	863,815	863,815,219	8.9%
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $736,705,157 FHLMC, rates ranging from 4.000% to 6.500%, maturities ranging from 07/01/19 to 06/01/37 & FNMA, rates ranging from 4.592%(r) to 7.319%(r), maturities ranging from 07/01/16 to 08/01/45, valued at $594,170,105) to be repurchased at $582,605,633	582,520	582,519,711	6.0%
@ Repurchase Agreement, Merrill Lynch Government 5.31%, 06/01/07 (Collateralized by $912,714,122 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 04/01/22 to 06/01/37 & FNMA, rates ranging from 5.000% to 11.000%, maturities ranging from 11/01/17 to 05/01/37, valued at $765,000,194) to be repurchased at $750,110,625	750,000	750,000,000	7.8%
@ Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $300,461,816 FHLMC, rates ranging from 5.000% to 5.500%, maturities ranging from 06/01/26 to 05/01/37 & FNMA, rates ranging from 5.000% to 6.500%, maturities ranging from 12/01/32 to 04/01/37, valued at $231,744,179) to be repurchased at $227,233,386	227,200	227,200,000	2.4%
TOTAL SECURITIES LENDING COLLATERAL		2,423,534,930	25.1%
TOTAL INVESTMENTS — (100.0%) (Cost $8,712,119,296)		$12,070,603,347	124.8%

See accompanying Notes to Financial Statements.
33

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (74.5%)
Consumer Discretionary — (16.2%)
# Matsuzakaya Holdings Co., Ltd.	529,077	$4,205,951	0.3%
Nishimatsuya Chain Co., Ltd.	228,900	3,921,771	0.3%
Resorttrust, Inc.	178,608	4,072,766	0.3%
# Sanyo Shokai, Ltd.	458,000	3,815,037	0.3%
Tokyo Style Co., Ltd.	354,000	4,028,807	0.3%
# Yoshinoya D&C Co., Ltd.	2,227	4,230,480	0.3%
Other Securities		308,014,275	19.7%
Total Consumer Discretionary		332,289,087	21.5%
Consumer Staples — (7.0%)
# Sugi Pharmacy Co., Ltd.	203,700	4,392,069	0.3%
Other Securities		140,602,956	9.1%
Total Consumer Staples		144,995,025	9.4%
Energy — (1.0%)
# Modec, Inc.	130,400	4,620,974	0.3%
Other Securities		16,272,010	1.0%
Total Energy		20,892,984	1.3%
Financials — (6.8%)
Fuyo General Lease Co., Ltd.	108,000	3,942,260	0.3%
The Bank of Iwate, Ltd.	66,500	3,976,863	0.3%
# TOC Co., Ltd.	443,950	4,067,097	0.3%
Other Securities		128,619,142	8.2%
Total Financials		140,605,362	9.1%
Health Care — (2.8%)
Mochida Pharmaceutical Co., Ltd.	430,000	4,316,127	0.3%
# Rohto Pharmaceutical Co., Ltd.	399,000	3,943,996	0.3%
Other Securities		49,199,493	3.1%
Total Health Care		57,459,616	3.7%
Industrials — (22.5%)
# Amano Corp.	283,000	3,783,643	0.3%
# Chudenko Corp.	220,000	3,910,105	0.3%
# Fukuyama Transporting Co., Ltd.	959,000	3,953,688	0.3%
# Hitachi Plant Technologies, Ltd.	681,570	4,137,403	0.3%
Hitachi Transport System, Ltd.	358,000	4,081,293	0.3%
#* Hitachi Zosen Corp.	2,701,000	4,684,505	0.3%
# Iino Kaiun Kaisha, Ltd.	355,000	4,551,577	0.3%
Japan Airport Terminal Co., Ltd.	305,700	5,204,274	0.3%
JFE Shoji Holdings, Inc.	813,000	5,273,161	0.3%
Kintetsu World Express, Inc.	120,000	4,294,504	0.3%
Kyowa Exeo Corp.	354,000	3,971,476	0.3%
# Makino Milling Machine Co., Ltd.	345,000	4,577,176	0.3%
# Meitec Corp.	138,800	3,992,196	0.3%
Miura Co., Ltd.	148,600	4,166,166	0.3%
Nichias Corp.	435,000	4,309,211	0.3%
Okamura Corp.	389,000	3,847,177	0.3%
# Okumura Corp.	789,000	3,925,205	0.3%
Ryobi, Ltd.	587,000	3,815,958	0.3%
# Shima Seiki Manufacturing Co., Ltd.	133,800	4,172,979	0.3%
# Shinwa Kaiun Kaisha, Ltd.	540,000	4,234,205	0.3%
# Toyo Engineering Corp.	651,000	4,024,504	0.3%
Tsubakimoto Chain Co.	609,000	4,181,058	0.3%
Other Securities		369,418,740	23.3%
Total Industrials		462,510,204	29.9%

34

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Information Technology — (9.2%)
# Capcom Co., Ltd.	212,200	$3,993,764	0.3%
Hitachi Kokusai Electric, Inc.	319,000	3,817,677	0.3%
Hitachi Software Engineering Co., Ltd.	194,800	4,442,977	0.3%
# Japan Aviation Electronics Industry, Ltd.	316,000	3,953,718	0.3%
# Koei Co., Ltd.	244,400	4,040,496	0.3%
Nichicon Corp.	272,300	4,032,073	0.3%
Nippon Chemi-Con Corp.	443,000	3,961,650	0.3%
Star Micronics Co., Ltd.	177,400	4,118,285	0.3%
Other Securities		157,333,748	9.9%
Total Information Technology		189,694,388	12.3%
Materials — (8.5%)
Adeka Corp.	359,000	3,869,676	0.3%
Nifco, Inc.	171,000	3,976,504	0.3%
Nihon Parkerizing Co., Ltd.	235,000	3,879,793	0.3%
# Nippon Paint Co., Ltd.	798,000	4,259,956	0.3%
Nippon Yakin Kogyo Co., Ltd.	406,000	4,864,976	0.3%
# Toho Zinc Co., Ltd.	436,000	4,056,247	0.3%
Yodogawa Steel Works, Ltd.	657,000	3,828,968	0.2%
Other Securities		145,417,086	9.3%
Total Materials		174,153,206	11.3%
Other — (0.0%)
Total Other		3,920	0.0%
Utilities — (0.5%)
Total Utilities		9,909,410	0.6%
TOTAL COMMON STOCKS		1,532,513,202	99.1%
	Face Amount	Value†
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $1,065,000 FHLMC 6.584%(r), 03/01/37, valued at $1,073,042) to be repurchased at $1,056,152	$1,056	1,056,000	0.1%
SECURITIES LENDING COLLATERAL — (25.4%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $67,864,184 FHLMC 5.500%, 09/01/31 & 5.8039%(r), 05/01/37 & FNMA, rates ranging from 4.377%(r) to 5.918%(r), maturities ranging from 11/01/20 to 05/01/37, valued at $68,457,703) to be repurchased at $67,125,065	67,115	67,115,166	4.3%
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $185,881,711 FHLMC 6.500%, 12/01/36, valued at $168,204,051) to be repurchased at $164,930,256	164,906	164,905,932	10.7%
@ Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $459,370,098 FHLMC, rates ranging from 4.000% to 6.000%, maturities ranging from 09/01/18 to 05/01/37 & FNMA, rates ranging from 5.500% to 8.000%, maturities ranging from 06/01/08 to 12/01/36, valued at $296,822,703) to be repurchased at $291,042,761	291,000	291,000,000	18.8%
TOTAL SECURITIES LENDING COLLATERAL		523,021,098	33.8%
TOTAL INVESTMENTS — (100.0%) (Cost $2,033,496,398)		$2,056,590,300	133.0%

See accompanying Notes to Financial Statements.
35

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (38.3%)
COMMON STOCKS — (38.2%)
# ABB Grain, Ltd.	607,032	$4,426,401	0.4%
# Adelaide Bank, Ltd.	443,609	5,513,750	0.5%
Adelaide Brighton, Ltd.	2,191,287	6,647,777	0.6%
Ansell, Ltd.	602,086	6,123,792	0.6%
# APA Group	1,794,627	6,475,740	0.6%
#* Arrow Energy NL	2,258,440	4,908,388	0.5%
* Austar United Communications, Ltd.	5,107,520	7,070,454	0.7%
#* Australian Worldwide Exploration, Ltd.	1,825,281	5,050,343	0.5%
# AWB, Ltd.	1,431,329	4,477,647	0.4%
# Bank of Queensland, Ltd.	456,004	7,140,306	0.7%
# Bendigo Bank, Ltd.	388,119	5,367,578	0.5%
# Cabcharge Australia, Ltd.	491,485	5,411,299	0.5%
Campbell Brothers, Ltd.	216,190	4,884,890	0.5%
# Coates Hire, Ltd.	1,086,100	5,593,099	0.5%
# ConnectEast Group	5,166,636	6,928,234	0.6%
# Corporate Express Australia, Ltd.	743,408	4,433,320	0.4%
# DUET Group	2,085,981	6,555,072	0.6%
Fairfax Media, Ltd.	1,121,930	4,525,792	0.4%
# FKP, Ltd.	896,056	5,341,711	0.5%
Flight Centre, Ltd.	350,031	5,307,934	0.5%
Futuris Corp., Ltd.	2,990,467	6,282,755	0.6%
# Gunns, Ltd.	1,457,920	4,220,866	0.4%
# GWA International, Ltd.	1,166,276	4,251,271	0.4%
# Healthscope, Ltd.	967,031	4,651,222	0.4%
# Iluka Resources, Ltd.	974,850	4,836,975	0.5%
# Incitec Pivot, Ltd.	226,180	12,422,089	1.2%
# Jones (David), Ltd.	1,811,835	7,793,671	0.7%
# Jubilee Mines NL	494,194	7,137,618	0.7%
# Kagara Zinc, Ltd.	831,710	4,400,723	0.4%
New Hope Corp., Ltd.	3,369,563	4,817,722	0.5%
Pacific Brands, Ltd.	2,102,119	6,030,512	0.6%
Paperlinx, Ltd.	1,840,157	6,288,808	0.6%
# Primary Health Care, Ltd.	530,504	5,446,425	0.5%
# Reece Australia, Ltd.	251,463	5,879,021	0.5%
#* Silex System, Ltd.	568,711	5,172,796	0.5%
# Smorgon Steel Group, Ltd.	3,274,819	7,304,567	0.7%
# Ten Network Holdings, Ltd.	1,658,273	4,267,794	0.4%
# Transfield Services, Ltd.	768,280	7,753,833	0.7%
# United Group, Ltd.	393,438	5,470,174	0.5%
Other Securities		345,905,175	31.4%
TOTAL COMMON STOCKS		572,517,544	52.7%
PREFERRED STOCKS — (0.1%)
Other Securities		874,937	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		209,593	0.0%
TOTAL — AUSTRALIA		573,602,074	52.8%

36

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HONG KONG — (23.1%)
COMMON STOCKS — (23.1%)
Chaoda Modern Agriculture (Holdings), Ltd.	5,434,000	$4,714,637	0.4%
#* China Insurance International Holdings Co., Ltd.	3,562,000	5,566,108	0.5%
#* CITIC Resources Holdings, Ltd.	11,420,000	6,253,335	0.6%
First Pacific Co., Ltd.	6,992,000	5,003,147	0.5%
# FU JI Food & Catering Services	1,321,000	4,509,828	0.4%
#* Nan Hai Corp., Ltd.	188,572,743	8,060,189	0.8%
Pacific Basin Shipping, Ltd.	4,252,000	4,526,285	0.4%
# Ports Design, Ltd.	1,507,500	4,412,719	0.4%
Vtech Holdings, Ltd.	657,000	4,794,594	0.4%
Other Securities		298,091,156	27.4%
TOTAL COMMON STOCKS		345,931,998	31.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		451,442	0.0%
TOTAL — HONG KONG		346,383,440	31.8%
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		3,796	0.0%
NEW ZEALAND — (2.4%)
COMMON STOCKS — (2.4%)
Other Securities		36,273,116	3.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		36,213	0.0%
TOTAL — NEW ZEALAND		36,309,329	3.3%
SINGAPORE — (8.0%)
COMMON STOCKS — (8.0%)
Hotel Properties, Ltd.	1,675,000	6,750,385	0.6%
# Labroy Marine, Ltd.	3,343,000	5,346,554	0.5%
Other Securities		107,702,671	9.9%
TOTAL COMMON STOCKS		119,799,610	11.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		583,569	0.1%
TOTAL — SINGAPORE		120,383,179	11.1%
UNITED KINGDOM — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		2,191,791	0.2%

37

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $3,855,000 FNMA 5.058%(r), 01/01/36, valued at $3,501,564) to be repurchased at $3,449,497	$3,449	$3,449,000	0.3%
SECURITIES LENDING COLLATERAL — (27.7%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $29,899,344 FHLMC, rates ranging from 4.418%(r) to 5.961%(r), maturities ranging from 10/01/32 to 07/01/36 & FNMA 4.333%(r), 07/01/35 & 6.000%, 05/01/37, valued at $15,844,656) to be repurchased at $15,535,968	15,534	15,533,677	1.4%
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $361,292,370 FHLMC 6.500%, 11/01/36 & 04/01/37, valued at $348,660,373) to be repurchased at $341,874,313	341,824	341,823,894	31.5%
@ Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $70,720,000 FNMA, rates ranging from 5.500% to 6.000%, maturities ranging from 05/01/35 to 09/01/36, valued at $58,949,811) to be repurchased at $57,801,019	57,793	57,792,527	5.3%
TOTAL SECURITIES LENDING COLLATERAL		415,150,098	38.2%
TOTAL INVESTMENTS — (100.0%) (Cost $1,118,291,535)		$1,497,472,707	137.7%

See accompanying Notes to Financial Statements.
38

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (99.2%)
Consumer Discretionary — (18.5%)
Bellway P.L.C.	298,107	$8,473,464	0.7%
Bovis Homes Group P.L.C.	449,404	9,428,792	0.7%
First Choice Holidays P.L.C.	1,764,534	12,481,045	1.0%
Greene King P.L.C.	411,407	9,078,567	0.7%
Halfords Group P.L.C.	954,932	7,425,951	0.6%
* MyTravel Group P.L.C.	1,643,447	10,751,947	0.8%
Redrow P.L.C.	644,914	7,534,198	0.6%
Taylor Nelson Sofres P.L.C.	1,605,792	7,978,781	0.6%
Other Securities		169,095,217	12.9%
Total Consumer Discretionary		242,247,962	18.6%
Consumer Staples — (4.3%)
Marston's P.L.C.	1,139,704	10,558,994	0.8%
Other Securities		45,911,061	3.5%
Total Consumer Staples		56,470,055	4.3%
Energy — (6.5%)
* Dana Petroleum P.L.C.	337,760	7,602,197	0.6%
Expro International Group P.L.C.	417,648	7,607,517	0.6%
* Premier Oil P.L.C.	335,038	7,333,303	0.6%
* Soco International P.L.C.	294,449	8,893,995	0.7%
Wood Group (John) P.L.C.	1,504,358	9,255,130	0.7%
Other Securities		44,122,768	3.3%
Total Energy		84,814,910	6.5%
Financials — (17.2%)
Aberdeen Asset Management P.L.C.	2,223,016	9,404,774	0.7%
Brit Insurance Holdings P.L.C.	1,320,379	9,071,771	0.7%
Brixton P.L.C.	952,536	9,012,488	0.7%
Capital & Regional P.L.C.	275,300	7,546,560	0.6%
Derwent London P.L.C.	400,762	16,456,224	1.3%
Great Portland Estates P.L.C.	722,131	10,239,112	0.8%
Henderson Group P.L.C.	3,717,144	11,977,821	0.9%
Hiscox, Ltd.	1,606,168	9,146,185	0.7%
Shaftesbury P.L.C.	572,839	7,828,641	0.6%
Other Securities		134,212,856	10.3%
Total Financials		224,896,432	17.3%
Health Care — (3.0%)
Total Health Care		38,712,950	3.0%

39

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Industrials — (33.7%)
Aggreko P.L.C.	1,038,893	$11,666,344	0.9%
Amec P.L.C.	683,554	8,060,672	0.6%
Arriva P.L.C.	577,614	8,304,144	0.6%
Atkins (WS) P.L.C.	445,124	9,890,359	0.8%
Babcock International Group P.L.C.	857,669	9,346,426	0.7%
Carillion P.L.C.	1,140,139	9,735,713	0.8%
* Charter P.L.C.	561,590	11,489,325	0.9%
Cookson Group P.L.C.	694,799	9,853,411	0.8%
Davis Service Group P.L.C.	687,656	8,876,337	0.7%
De La Rue P.L.C.	676,542	10,091,029	0.8%
* easyJet P.L.C.	742,283	8,359,409	0.6%
Forth Ports P.L.C.	187,302	7,619,279	0.6%
Go-Ahead Group P.L.C.	178,245	9,222,638	0.7%
Homeserve P.L.C.	238,474	8,846,124	0.7%
Intertek Group P.L.C.	512,085	9,267,833	0.7%
* Invensys P.L.C.	1,628,063	12,572,150	1.0%
Michael Page International P.L.C.	1,224,495	13,839,648	1.1%
Regus Group P.L.C.	3,865,759	11,429,920	0.9%
SIG P.L.C.	445,720	12,530,503	1.0%
VT Group P.L.C.	708,023	8,374,218	0.6%
Weir Group P.L.C.	853,629	11,464,611	0.9%
Other Securities		229,372,642	17.4%
Total Industrials		440,212,735	33.8%
Information Technology — (11.5%)
* Autonomy Corp. P.L.C.	696,972	10,686,722	0.8%
Electrocomponents P.L.C.	1,319,110	8,091,675	0.6%
Laird Group P.L.C.	735,436	8,643,472	0.7%
Misys P.L.C.	2,032,165	10,128,954	0.8%
Spectris P.L.C.	508,179	9,417,630	0.7%
Other Securities		103,156,787	7.9%
Total Information Technology		150,125,240	11.5%
Materials — (3.6%)
DS Smith P.L.C.	1,570,921	7,780,099	0.6%
Other Securities		39,169,012	3.0%
Total Materials		46,949,111	3.6%
Other — (0.0%)
Total Other		16,938	0.0%
Telecommunication Services — (0.8%)
Total Telecommunication Services		10,260,237	0.8%
Utilities — (0.1%)
Total Utilities		1,814,814	0.2%
TOTAL COMMON STOCKS		1,296,521,384	99.6%

40

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $165,000 FHLMC 6.584%(r), 03/01/37, valued at $166,246) to be repurchased at $161,023	$161	$161,000	0.0%
SECURITIES LENDING COLLATERAL — (0.8%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $7,753,050 FHLMC 6.500%, 11/01/36, valued at $6,909,830) to be repurchased at $6,775,341	6,774	6,774,342	0.5%
@ Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $4,640,000 FNMA 4.000%, 09/01/20, valued at $3,637,434) to be repurchased at $3,565,182	3,565	3,564,658	0.3%
TOTAL SECURITIES LENDING COLLATERAL		10,339,000	0.8%
TOTAL INVESTMENTS — (100.0%) (Cost $768,962,318)		$1,307,021,384	100.4%

See accompanying Notes to Financial Statements.
41

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRIA — (1.8%)
COMMON STOCKS — (1.8%)
# Andritz AG	109,548	$7,405,676	0.3%
# Boehler-Uddeholm AG	104,608	10,159,145	0.4%
Other Securities		39,179,797	1.7%
TOTAL — AUSTRIA		56,744,618	2.4%
BELGIUM — (3.1%)
COMMON STOCKS — (3.1%)
# Ackermans & Van Haaren SA	85,898	8,483,515	0.4%
# Bekaert SA	59,440	8,491,973	0.4%
Other Securities		80,267,953	3.3%
TOTAL COMMON STOCKS		97,243,441	4.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		117	0.0%
TOTAL — BELGIUM		97,243,558	4.1%
DENMARK — (2.8%)
COMMON STOCKS — (2.8%)
Other Securities		86,704,040	3.6%
FINLAND — (4.8%)
COMMON STOCKS — (4.8%)
# KCI Konecranes Oyj	255,800	10,778,721	0.5%
# Nokian Renkaat Oyj	384,580	13,408,803	0.6%
Ramirent Oyj	314,560	8,717,778	0.4%
# TietoEnator Oyj	291,429	9,296,410	0.4%
Uponor Oyj Series A	216,400	8,955,697	0.4%
Other Securities		100,429,885	4.1%
TOTAL — FINLAND		151,587,294	6.4%
FRANCE — (9.0%)
COMMON STOCKS — (9.0%)
Nexans SA	78,576	12,655,996	0.5%
# SCOR SA	282,143	7,706,647	0.3%
# Somfy SA	22,900	7,568,721	0.3%
Other Securities		253,246,389	10.7%
TOTAL COMMON STOCKS		281,177,753	11.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		46,522	0.0%
TOTAL — FRANCE		281,224,275	11.8%
GERMANY — (10.9%)
COMMON STOCKS — (10.9%)
Bilfinger Berger AG	136,777	13,409,696	0.6%
#* Conergy AG	94,598	7,305,639	0.3%
* Freenet AG	236,364	7,890,567	0.3%
# MTU Aero Engines Holding AG	144,740	8,932,845	0.4%
#* QIAGEN NV	510,901	8,880,598	0.4%
# Rhoen-Klinikum AG	149,404	9,266,657	0.4%
#* SGL Carbon AG	228,535	8,652,084	0.4%

42

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
# Stada Arzneimittel AG	164,610	$10,634,310	0.5%
Wincor Nixdorf AG	117,600	11,752,386	0.5%
Other Securities		255,018,774	10.6%
TOTAL — GERMANY		341,743,556	14.4%
GREECE — (3.6%)
COMMON STOCKS — (3.6%)
Bank of Greece	60,592	7,725,539	0.3%
Other Securities		105,620,508	4.5%
TOTAL COMMON STOCKS		113,346,047	4.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		256,488	0.0%
TOTAL — GREECE		113,602,535	4.8%
IRELAND — (2.4%)
COMMON STOCKS — (2.4%)
DCC P.L.C.	324,316	11,211,949	0.5%
IAWS Group P.L.C.	368,887	9,010,483	0.4%
Other Securities		54,248,846	2.2%
TOTAL — IRELAND		74,471,278	3.1%
ITALY — (6.5%)
COMMON STOCKS — (6.4%)
# Azimut Holding SpA	445,446	7,516,025	0.3%
* Impregilo SpA	1,144,479	10,599,805	0.5%
Other Securities		182,646,755	7.6%
TOTAL COMMON STOCKS		200,762,585	8.4%
RIGHTS/WARRANTS — (0.1%)
Other Securities		1,187,126	0.1%
TOTAL — ITALY		201,949,711	8.5%
NETHERLANDS — (7.0%)
COMMON STOCKS — (7.0%)
Aalberts Industries NV	372,614	10,442,907	0.4%
Hagemeyer NV	1,941,147	9,370,301	0.4%
Imtech NV	87,055	7,693,535	0.3%
# Koninklijke Bam Groep NV	436,318	12,965,605	0.6%
Koninklijke Boskalis Westminster NV	223,109	8,244,627	0.4%
Nutreco Holding NV	146,191	10,935,089	0.5%
OPG Groep NV	218,634	7,901,960	0.3%
#* Tele Atlas NV	351,470	8,005,025	0.3%
USG People NV	196,365	9,140,675	0.4%
Other Securities		133,356,835	5.6%
TOTAL — NETHERLANDS		218,056,559	9.2%
NORWAY — (2.6%)
COMMON STOCKS — (2.6%)
Other Securities		80,171,861	3.4%
PORTUGAL — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		32,079,611	1.3%

43

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SPAIN — (4.0%)
COMMON STOCKS — (4.0%)
Other Securities		$125,820,286	5.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		258,481	0.0%
TOTAL — SPAIN		126,078,767	5.3%
SWEDEN — (5.1%)
COMMON STOCKS — (5.1%)
JM AB	280,673	10,359,847	0.4%
Trelleborg AB Series B	230,400	7,328,100	0.3%
Other Securities		141,582,274	6.0%
TOTAL COMMON STOCKS		159,270,221	6.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1	0.0%
TOTAL — SWEDEN		159,270,222	6.7%
SWITZERLAND — (11.1%)
COMMON STOCKS — (11.0%)
* Actelion, Ltd.	35,944	7,862,816	0.3%
Bank Sarasin & Cie Series B	1,778	7,708,400	0.3%
Barry Callebaut AG	10,927	8,935,411	0.4%
Clariant AG	794,519	13,560,457	0.6%
Converium Holding AG	546,150	9,989,112	0.4%
George Fisher AG	11,518	8,845,015	0.4%
Kuoni Reisen Holding AG	13,794	8,379,655	0.4%
# Lonza Group AG	129,327	12,789,845	0.5%
PSP Swiss Property AG	148,025	8,798,717	0.4%
Rieters Holdings AG	15,890	8,780,380	0.4%
Sika AG	8,623	17,131,434	0.7%
Sulzer AG	14,002	17,990,210	0.8%
Valiant Holding AG	60,231	8,556,960	0.4%
Other Securities		206,091,970	8.5%
TOTAL COMMON STOCKS		345,420,382	14.5%
PREFERRED STOCKS — (0.1%)
Other Securities		1,748,898	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		18,712	0.0%
TOTAL — SWITZERLAND		347,187,992	14.6%
UNITED KINGDOM — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		906,270	0.0%

44

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $3,500,000 FNMA 6.50%, 09/01/36, valued at $3,303,007) to be repurchased at $3,253,469	$3,253	$3,253,000	0.1%
SECURITIES LENDING COLLATERAL — (24.2%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $1,344,315 FHLMC 6.000%, 03/15/29, valued at $2,154,717) to be repurchased at $2,112,468	2,112	2,112,156	0.1%
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $341,355,701 FHLMC 5.000%, 10/01/36 & 12/01/36, valued at $317,583,168) to be repurchased at $311,401,972	311,356	311,356,047	13.1%
@ Repurchase Agreement, Merrill Lynch Government 5.31%, 06/01/07 (Collateralized by $389,445,810 FHLMC, rates ranging from 4.500% to 6.000%, maturities ranging from 08/01/20 to 06/01/37 & FNMA, rates ranging from 4.500% to 7.200%, maturities ranging from 03/01/18 to 05/01/37, valued at $331,500,532) to be repurchased at $325,047,938	325,000	325,000,000	13.7%
@ Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $156,652,268 FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 07/01/20 to 04/01/47, valued at $119,340,373) to be repurchased at $117,017,193	117,000	117,000,000	4.9%
TOTAL SECURITIES LENDING COLLATERAL		755,468,203	31.8%
TOTAL INVESTMENTS — (100.0%) (Cost $2,066,860,787)		$3,127,743,350	131.5%

See accompanying Notes to Financial Statements.
45

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		$12,106,505	0.4%
BRAZIL — (12.0%)
COMMON STOCKS — (1.6%)
Other Securities		53,939,304	1.8%
PREFERRED STOCKS — (10.4%)
Ambev Cia de Bebidas das Americas ADR	382,700	25,947,060	0.9%
Banci Itau Holding Financeira SA	868,000	38,113,378	1.2%
Banco Bradesco SA	1,604,316	40,838,653	1.3%
Companhia Vale do Rio Doce Series A	1,853,760	70,859,759	2.3%
Gerdau SA	697,734	15,705,371	0.5%
Investimentos Itau SA	3,630,981	22,738,522	0.7%
Telecomunicacoes de Sao Paulo SA	621,100	18,299,979	0.6%
Other Securities		108,649,857	3.6%
TOTAL PREFERRED STOCKS		341,152,579	11.1%
TOTAL — BRAZIL		395,091,883	12.9%
CHILE — (2.9%)
COMMON STOCKS — (2.9%)
Banco Santander Chile SA ADR	295,998	14,533,502	0.5%
Empresa Nacional de Electricidad SA Sponsored ADR	514,018	23,953,239	0.8%
Other Securities		57,814,140	1.9%
TOTAL COMMON STOCKS		96,300,881	3.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		200,181	0.0%
TOTAL — CHILE		96,501,062	3.2%
CZECH REPUBLIC — (1.1%)
COMMON STOCKS — (1.1%)
CEZ A.S.	381,144	19,472,470	0.6%
Other Securities		16,427,313	0.6%
TOTAL — CZECH REPUBLIC		35,899,783	1.2%
HUNGARY — (1.9%)
COMMON STOCKS — (1.9%)
MOL Hungarian Oil & Gas NYRT	168,429	21,673,925	0.7%
OTP Bank NYRT	404,689	21,421,425	0.7%
Other Securities		18,600,452	0.6%
TOTAL — HUNGARY		61,695,802	2.0%
INDIA — (11.7%)
COMMON STOCKS — (11.7%)
Hindustan Lever, Ltd.	2,697,394	13,567,672	0.5%
ICICI Bank Sponsored ADR	458,878	21,819,649	0.7%
Infosys Technologies, Ltd.	657,429	31,205,035	1.0%
ITC, Ltd.	3,899,423	15,752,149	0.5%
* Reliance Communications, Ltd.	1,721,955	21,433,618	0.7%
Reliance Industries, Ltd.	1,721,955	74,894,879	2.5%
Tata Consultancy Services, Ltd.	504,652	15,054,913	0.5%
Other Securities		190,723,083	6.2%
TOTAL — INDIA		384,450,998	12.6%

46

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
INDONESIA — (2.6%)
COMMON STOCKS — (2.6%)
PT Astra International Tbk	8,046,961	$14,981,997	0.5%
PT Telekomunikasi Indonesia Tbk	33,437,640	36,394,909	1.2%
Other Securities		33,336,522	1.1%
TOTAL COMMON STOCKS		84,713,428	2.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,860	0.0%
TOTAL — INDONESIA		84,720,288	2.8%
ISRAEL — (4.3%)
COMMON STOCKS — (4.3%)
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	1,322,025	51,823,380	1.7%
Other Securities		88,182,146	2.9%
TOTAL — ISRAEL		140,005,526	4.6%
MALAYSIA — (4.9%)
COMMON STOCKS — (4.9%)
Other Securities		162,693,981	5.3%
MEXICO — (12.1%)
COMMON STOCKS — (12.1%)
# America Movil S.A.B. de C.V. Series L	45,669,559	138,078,177	4.5%
America Movil S.A.B. de C.V. Series L ADR	376,240	22,781,332	0.7%
*# Carso Global Telecom S.A. de C.V. Telecom Series A1	3,638,671	21,480,678	0.7%
# Cementos de Mexico S.A.B de C.V. Series B	4,243,502	16,480,885	0.5%
Cemex S.A.B. de C.V. Sponsored ADR	570,622	22,185,783	0.7%
# Grupo Mexico S.A.B. de C.V. Series B	2,792,574	16,558,603	0.5%
# Telefonos de Mexico S.A. de C.V.	12,016,800	24,202,559	0.8%
# Wal-Mart de Mexico SAB de C.V. Series V	8,883,165	33,615,329	1.1%
Other Securities		102,756,276	3.5%
TOTAL — MEXICO		398,139,622	13.0%
PHILIPPINES — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		34,928,216	1.1%
POLAND — (2.2%)
COMMON STOCKS — (2.2%)
Bank Pekao SA	156,792	13,988,452	0.5%
Other Securities		57,163,869	1.8%
TOTAL — POLAND		71,152,321	2.3%
SOUTH AFRICA — (10.8%)
COMMON STOCKS — (10.8%)
Anglo American Platinum Corp., Ltd.	180,856	30,290,480	1.0%
AngloGold Ashanti, Ltd.	402,684	16,644,039	0.5%
FirstRand, Ltd.	7,981,316	25,608,635	0.8%
Impala Platinum Holdings, Ltd.	610,844	18,668,234	0.6%
MTN Group, Ltd.	2,048,030	28,099,395	0.9%
Sasol, Ltd. Sponsored ADR	828,800	30,143,456	1.0%
Standard Bank Group, Ltd.	1,631,952	24,109,351	0.8%
Telkom South Africa, Ltd.	710,238	17,085,261	0.6%
Other Securities		166,060,791	5.5%
TOTAL — SOUTH AFRICA		356,709,642	11.7%

47

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SOUTH KOREA — (10.6%)
COMMON STOCKS — (10.6%)
# Hyundai Heavy Industries Co., Ltd.	49,890	$17,079,215	0.6%
Kookmin Bank	161,175	14,592,376	0.5%
# POSCO	46,060	22,055,620	0.7%
Samsung Electronics Co., Ltd.	97,139	56,130,527	1.8%
Other Securities		239,896,905	7.8%
TOTAL — SOUTH KOREA		349,754,643	11.4%
TAIWAN — (9.1%)
COMMON STOCKS — (9.1%)
Cathay Financial Holdings Co., Ltd.	8,465,487	17,870,856	0.6%
Hon Hai Precision Industry Co., Ltd.	3,835,006	27,091,584	0.9%
Nan Ya Plastic Corp.	6,878,218	13,333,047	0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	21,327,076	44,369,598	1.5%
Other Securities		198,103,454	6.4%
TOTAL — TAIWAN		300,768,539	9.8%
THAILAND — (1.5%)
COMMON STOCKS — (1.5%)
Other Securities		48,767,513	1.6%
TURKEY — (3.4%)
COMMON STOCKS — (3.4%)
Akbank T.A.S.	3,155,889	22,148,685	0.7%
Turkiye Garanti Bankasi A.S.	3,760,431	20,763,178	0.7%
Turkiye Is Bankasi A.S.	3,364,999	15,751,442	0.5%
Other Securities		53,630,260	1.8%
TOTAL — TURKEY		112,293,565	3.7%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $7,535,000 FHLMC 6.275%(r), 09/01/36, valued at $7,064,943) to be repurchased at $6,960,003	$6,959	6,959,000	0.2%
SECURITIES LENDING COLLATERAL — (7.2%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $402,756,711 FHLMC, rates ranging from 4.305%(r) to 7.337%(r), maturities ranging from 05/01/08 to 12/01/35 & FNMA, rates ranging from 4.277%(r) to 8.214%(r), maturities ranging from 04/01/17 to 12/01/44, valued at $241,783,748) to be repurchased at $237,077,784	237,043	237,042,820	7.8%
TOTAL INVESTMENTS — (100.0%) (Cost $1,628,286,203)		$3,289,681,709	107.6%

See accompanying Notes to Financial Statements.
48

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		$3,099,859	0.2%
BRAZIL — (10.4%)
COMMON STOCKS — (1.2%)
Copesul Companhia Petroquimica do Sul	269,500	5,036,465	0.4%
Perdigao SA	311,716	5,646,911	0.5%
Other Securities		5,497,133	0.4%
TOTAL COMMON STOCKS		16,180,509	1.3%
PREFERRED STOCKS — (9.2%)
Acesita SA	97,876	3,612,394	0.3%
Braskem SA Special Preferred A Sponsored ADR	293,200	4,963,876	0.4%
Companhia Paranaense de Energia-Copel Series B	478,800,000	7,140,875	0.6%
Duratex SA	370,000	10,562,624	0.9%
Eletropaulo Metropolita SA Preferred A	69,600,000	4,311,504	0.3%
Klabin SA	2,149,300	7,104,662	0.6%
Lojas Americanas SA	72,190,369	5,445,281	0.4%
Metalurgica Gerdau SA	145,929	4,322,415	0.4%
* Net Servicos de Comunicacao SA	400,902	6,761,700	0.5%
Sadia SA	1,138,000	5,846,986	0.5%
Sadia SA ADR	81,400	4,175,820	0.3%
Suzano Papel e Celullose SA	557,934	6,738,193	0.5%
Ultrapar Participacoes SA	137,030	4,224,319	0.3%
Vivo Participacoes SA	980,412	4,787,228	0.4%
Weg SA	890,600	7,464,164	0.6%
Other Securities		36,309,657	2.9%
TOTAL PREFERRED STOCKS		123,771,698	9.9%
TOTAL — BRAZIL		139,952,207	11.2%
CHILE — (1.4%)
COMMON STOCKS — (1.4%)
Other Securities		18,381,798	1.5%
HUNGARY — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		8,909,928	0.7%
INDIA — (10.6%)
COMMON STOCKS — (10.6%)
Other Securities		142,549,007	11.4%
PREFERRED STOCKS — (0.0%)
Other Securities		28,276	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		7,292	0.0%
TOTAL — INDIA		142,584,575	11.4%
INDONESIA — (3.3%)
COMMON STOCKS — (3.3%)
Other Securities		43,952,786	3.5%

49

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
Other Securities		$88,802	0.0%
TOTAL — INDONESIA		44,041,588	3.5%
ISRAEL — (3.7%)
COMMON STOCKS — (3.7%)
Other Securities		49,238,420	4.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		57,292	0.0%
TOTAL — ISRAEL		49,295,712	4.0%
MALAYSIA — (7.9%)
COMMON STOCKS — (7.9%)
* Malaysian Resources Corp. Berhad	5,864,866	3,701,426	0.3%
Other Securities		103,103,902	8.3%
TOTAL COMMON STOCKS		106,805,328	8.6%
PREFERRED STOCKS — (0.0%)
Other Securities		24,074	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		28,477	0.0%
TOTAL — MALAYSIA		106,857,879	8.6%
MEXICO — (6.3%)
COMMON STOCKS — (6.3%)
Consorcio ARA S.A. de C.V.	4,060,800	6,541,444	0.5%
# Controladora Comercial Mexicana S.A. de C.V. Series B	2,191,700	5,959,089	0.5%
*# Corporacion GEO S.A.B. de C.V. Series B	2,382,300	13,520,293	1.1%
Embotelladora Arca S.A. de C.V., Mexico	1,840,400	6,674,760	0.6%
*# Empresas ICA S.A.B. de C.V.	1,694,008	7,566,606	0.6%
# Gruma S.A.B. de C.V. Series B	1,069,600	3,754,730	0.3%
Grupo Aeroportuario del Sureste S.A.B. de C.V.	652,200	3,319,452	0.3%
Grupo Cementos de Chihuahua S.A. de C.V.	730,200	5,201,387	0.4%
*# Industrias CH S.A.B. de C.V. Series B	1,502,948	7,256,190	0.6%
# TV Azteca S.A. de C.V. Series A	6,581,300	6,311,969	0.5%
Other Securities		18,734,895	1.4%
TOTAL — MEXICO		84,840,815	6.8%
PHILIPPINES — (1.7%)
COMMON STOCKS — (1.7%)
* Megaworld Properties & Holdings, Inc.	39,924,880	3,445,193	0.3%
Other Securities		19,333,905	1.5%
TOTAL — PHILIPPINES		22,779,098	1.8%
POLAND — (5.6%)
COMMON STOCKS — (5.5%)
* Cersanit SA	244,907	4,184,601	0.3%
* Echo Investment SA	118,198	4,555,976	0.4%
* Grupa Kety SA	44,298	3,458,449	0.3%
* Impexmetal SA	31,024	4,479,075	0.4%
Mostostal Siedlce SA	46,569	4,356,955	0.4%
Orbis SA	161,652	4,860,667	0.4%
Prokom Software SA	65,251	3,533,848	0.3%
Zaklad Przetworstwa Hutniczego Stalprodukt SA	13,102	6,251,371	0.5%
Other Securities		38,571,660	3.0%
TOTAL COMMON STOCKS		74,252,602	6.0%

50

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.1%)
Other Securities		$613,834	0.0%
TOTAL — POLAND		74,866,436	6.0%
SOUTH AFRICA — (10.8%)
COMMON STOCKS — (10.8%)
Aeci, Ltd.	373,412	4,636,168	0.4%
* African Rainbow Minerals, Ltd.	429,344	7,359,939	0.6%
Aveng, Ltd.	1,002,160	7,028,326	0.6%
Dimension Data Holdings PLC	3,458,471	3,640,157	0.3%
Johnic Communications, Ltd.	340,496	4,926,303	0.4%
Metropolitan Holdings, Ltd.	1,684,538	3,843,045	0.3%
Murray & Roberts Holdings, Ltd.	651,864	6,173,413	0.5%
# Northam Platinum, Ltd.	497,325	3,874,174	0.3%
Sun International, Ltd.	237,817	4,973,738	0.4%
Tongaat-Hulett Group, Ltd.	230,678	4,696,668	0.4%
Truworths International, Ltd.	1,011,805	5,889,430	0.5%
Other Securities		88,979,729	7.0%
TOTAL — SOUTH AFRICA		146,021,090	11.7%
SOUTH KOREA — (13.4%)
COMMON STOCKS — (13.4%)
Hyundai Securities Co., Ltd.	189,830	3,794,715	0.3%
# STX Shipbuilding Co., Ltd.	68,346	3,304,311	0.3%
Other Securities		173,581,019	13.9%
TOTAL COMMON STOCKS		180,680,045	14.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		10,786	0.0%
TOTAL — SOUTH KOREA		180,690,831	14.5%
TAIWAN — (10.1%)
COMMON STOCKS — (10.1%)
Other Securities		135,691,971	10.9%
THAILAND — (3.0%)
COMMON STOCKS — (3.0%)
Other Securities		40,961,967	3.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		67,129	0.0%
TOTAL — THAILAND		41,029,096	3.3%
TURKEY — (3.2%)
COMMON STOCKS — (3.2%)
Other Securities		43,468,924	3.5%

51

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $7,380,000 FHLMC 6.275%(r), 09/01/36, valued at $6,919,612) to be repurchased at $6,813,982	$6,813	$6,813,000	0.6%
SECURITIES LENDING COLLATERAL — (7.2%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $163,065,279 FHLMC, rates ranging from 4.281%(r) to 6.078%(r), maturities ranging from 09/01/31 to 09/01/36 & FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 06/01/16 to 05/01/37, valued at $99,605,997) to be repurchased at $97,667,271	97,653	97,652,867	7.8%
TOTAL INVESTMENTS - (100.0%) (Cost $835,827,182)		$1,346,977,674	108.0%

See accompanying Notes to Financial Statements.
52

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

May 31, 2007
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRIA — (3.0%)
BONDS — (3.0%)
Bundesimmobiliengesellschaft mbH (f) 3.500%, 08/22/08	19,200	$15,768,674
Oesterreichische Kontrollbank AG (f) 2.000%, 11/26/07	13,000	10,583,537
(f) 3.500%, 02/18/08	54,475	44,734,614
(f) 1.500%, 03/27/08	21,000	16,982,052
TOTAL — AUSTRIA		88,068,877
BELGIUM — (2.6%)
BONDS — (2.6%)
Belgium, Kingdom of 5.750%, 03/28/08	56,000	76,177,753
CANADA — (1.9%)
BONDS — (1.9%)
British Columbia, Province of (f) 2.125%, 03/26/08	20,000	16,249,265
Canadian Government (e) 4.875%, 07/07/08	28,700	38,845,811
TOTAL — CANADA		55,095,076
DENMARK — (2.5%)
BONDS — (2.5%)
Denmark, Kingdom of 7.000%, 11/15/07	400,000	73,004,588
FRANCE — (7.5%)
BONDS — (7.5%)
Caisse D'Amortissement de la Dette Sociale SA 6.250%, 10/25/07	27,104	36,733,744
(g) 4.625%, 12/07/07	17,500	34,422,045
Caisse Nationale D'Autoroutes (f) 3.375%, 02/27/08	5,000	4,102,225
ERAP 3.375%, 04/25/08	44,850	59,870,064
French Treasury Note 3.500%, 01/12/08	50,000	66,955,960
Total Capital SA (f) 2.500%, 10/01/07	5,000	4,080,658
3.500%, 01/28/08	9,000	12,043,572
TOTAL — FRANCE		218,208,268
GERMANY — (11.5%)
BONDS — (11.5%)
Bayerische Landesbank (g) 5.250%, 12/07/07	10,803	21,299,190
3.250%, 02/28/08	19,600	26,160,471
Bundesschatzanweisungen 2.750%, 12/14/07	42,000	56,080,249
Depfa Deutsche Pfandbriefbank AG (f) 1.750%, 02/18/08	14,640	11,872,206
KFW-Kreditanstalt Fuer Wiederaufbau AG 3.000%, 11/15/07	51,000	68,229,613

	Face Amount^	Value†
	(000)
(g) 5.375%, 12/07/07	1,500	$2,961,955
Landesbank Hessen-Thuringen Girozentrale (g) 5.125%, 12/07/07	4,000	7,882,469
Landeskreditbank Baden- Wuerttemberg Foerderbank 3.000%, 07/04/08	17,000	22,548,269
Landwirtschaftliche Rentenbank (f) 1.750%, 02/12/08	10,000	8,112,533
3.000%, 03/14/08	10,000	13,322,125
(j) 0.650%, 09/30/08	2,536,000	20,782,051
Norddeutsche Landesbank (j) 0.450%, 01/19/09	9,018,000	73,546,125
TOTAL — GERMANY		332,797,256
IRELAND — (1.1%)
BONDS — (1.1%)
General Electric Capital Euro Funding 2.750%, 04/18/08	25,000	33,163,424
NETHERLANDS — (8.9%)
BONDS — (8.9%)
Bank Nederlandse Gemeenten (j) 0.800%, 09/22/08	9,300,000	76,376,460
Nederlandse Waterschapsbank NV 3.250%, 06/01/08	32,000	42,583,264
Netherlands, Government of 2.500%, 01/15/08	53,000	70,557,556
Rabobank Nederland NV 3.625%, 01/22/08	50,000	66,994,039
TOTAL — NETHERLANDS		256,511,319
NORWAY — (2.1%)
BONDS — (2.1%)
Eksportfinans ASA (e) 3.500%, 04/16/08	45,000	60,120,312
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (4.6%)
BONDS — (4.6%)
Eurofima (s) 5.625%, 02/05/08	89,000	12,995,911
European Investment Bank (e) 5.000%, 04/15/08	50,000	67,638,760
Inter-American Development Bank (f) 3.000%, 10/22/07	60,260	49,286,510
Nordic Investment Bank (t) 5.090%, 12/20/07	5,000	4,111,344
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		134,032,525
SWEDEN — (3.0%)
BONDS — (3.0%)
Swedish Government 5.000%, 01/28/09	583,000	85,519,698

53

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

CONTINUED

	Face Amount^	Value†
	(000)
UNITED KINGDOM — (5.9%)
BONDS — (5.9%)
Bank of England Euro Note (e) 2.500%, 01/28/08	57,550	$76,598,516
BP Capital Markets P.L.C. 5.000%, 12/27/07	4,025	7,922,522
GlaxoSmithKline Capital P.L.C. (e) 3.375%, 04/15/08	17,200	22,944,604
HBOS Treasury Services P.L.C. (e) 3.750%, 01/23/08	12,700	17,023,116
(j) 0.800%, 10/02/08	4,325,000	35,411,018
Nework Rail Infrastructure Finance P.L.C. 4.500%, 03/14/08	6,000	11,755,949
TOTAL — UNITED KINGDOM		171,655,725
UNITED STATES — (44.8%)
AGENCY OBLIGATIONS — (5.2%)
Federal Home Loan Mortgage Corporation (e) 3.500%, 02/15/08	73,000	97,676,139
Federal National Mortgage Association (t) 6.375%, 08/15/07	65,000	53,799,575
TOTAL AGENCY OBLIGATIONS		151,475,714
BONDS — (8.5%)
Citigroup, Inc. (e) 4.625%, 11/14/07	13,000	17,509,724
(f) 1.500%, 04/07/08	25,000	20,178,437
General Electric Capital Corp. (j) 0.550%, 10/14/08	3,688,000	30,127,536
(j) 0.750%, 02/05/09	1,547,000	12,643,198
(f) 2.250%, 02/09/09	21,000	16,934,748
General Electric Capital Corp. Floating Rate Note
(r) 5.460%, 07/28/08	1,700	1,702,057
(r) 5.390%, 08/22/08	10,000	10,005,940
(r) 5.396%, 12/12/08	6,200	6,205,555
Pfizer, Inc. (j) 0.800%, 03/18/08	7,539,000	61,893,084
Toyota Motor Credit Corp. (f) 2.000%, 11/13/07	22,900	18,650,581
(j) 0.750%, 06/09/08	5,956,000	48,884,225
TOTAL BONDS		244,735,085
COMMERCIAL PAPER — (31.1%)
Barton Capital Corp. 5.250%, 06/01/07	49,000	49,000,000
5.270%, 06/07/07	14,000	13,987,586
5.260%, 06/13/07	20,800	20,763,157
BASF AG 5.240%, 06/06/07	22,300	22,283,679
5.240%, 06/08/07	25,000	24,974,383
5.240%, 06/21/07	18,300	18,246,624
5.240%, 06/22/07	17,700	17,645,794
Cafco LLC 5.250%, 06/22/07	37,700	37,583,665
5.250%, 06/29/07	35,000	34,855,996
Ciesco L.P. 5.260%, 06/08/07	3,000	2,996,897

	Face Amount^	Value†
	(000)
5.250%, 06/20/07	11,600	$11,567,571
5.250%, 06/21/07	9,000	8,973,535
5.250%, 07/02/07	23,000	22,895,249
CRC Funding LLC 5.240%, 06/12/07	27,600	27,555,178
5.260%, 06/21/07	19,700	19,642,070
5.250%, 06/28/07	31,900	31,773,437
5.250%, 07/09/07	5,000	4,972,107
Eksportfinans 5.240%, 06/01/07	23,400	23,400,000
Govco, Inc. 5.250%, 07/06/07	10,000	9,948,599
Greyhawk Funding LLC 5.260%, 06/18/07	82,000	81,794,270
Hewlett-Packard Co. 5.250%, 06/01/07	19,700	19,700,000
5.250%, 06/13/07	10,300	10,281,844
5.260%, 06/20/07	30,900	30,813,891
Ixis Commercial Paper Corp. 5.245%, 06/08/07	4,600	4,595,286
Kittyhawk Funding Corp. 5.270%, 06/08/07	22,500	22,476,681
5.250%, 06/11/07	17,000	16,974,850
5.260%, 06/20/07	14,300	14,259,947
5.270%, 06/27/07	11,778	11,732,916
Nstar Electric Co. 5.240%, 06/06/07	5,000	4,996,320
Sheffield Receivables Corp. 5.260%, 06/01/07	21,000	21,000,000
5.260%, 06/04/07	28,000	27,987,562
5.260%, 06/12/07	34,200	34,144,353
Southern Co. 5.240%, 06/06/07	1,900	1,898,601
5.240%, 06/19/07	9,600	9,574,656
Swedish Housing Finance Corp 5.250%, 06/15/07	27,100	27,044,640
Swedish Housing Finance Corp. 5.250%, 06/18/07	21,300	21,247,193
Total Capital SA 5.310%, 06/01/07	68,000	68,000,000
Windmill Funding Corp. 5.250%, 06/11/07	25,000	24,963,015
5.260%, 06/11/07	10,200	10,184,910
5.250%, 06/14/07	5,000	4,990,389
5.260%, 06/21/07	11,000	10,967,593
5.270%, 06/21/07	18,700	18,644,908
TOTAL COMMERCIAL PAPER		901,339,352
TOTAL — UNITED STATES		1,297,550,151
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $19,195,000 FNMA 5.058%(r), 01/01/36, valued at $17,435,154) to be repurchased at $17,178,476	$17,176	17,176,000
TOTAL INVESTMENTS — (100.0%) (Cost $2,830,594,855)		$2,899,080,972

See accompanying Notes to Financial Statements.
54

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	The U.S. Large Company Series	The U.S. Large Cap Value Series	The U.S. Small Cap Series	The DFA International Value Series
ASSETS:
Investments at Value (including $729,542, $1,309,133, $925,163, and $2,298,491 of securities on loan, respectively)	$5,482,165	$10,923,867	$4,083,420	$9,608,031
Temporary Cash Investments at Value	54,826	66,911	23,836	39,037
Collateral Received from Securities on Loan at Value	750,884	1,356,622	970,082	2,423,535
Foreign Currencies at Value	—	—	—	37,838
Cash	1,863	—	1	15
Receivables:
Investment Securities Sold	—	—	1,911	9,523
Dividends, Interest, and Tax Reclaims	10,391	12,718	2,370	30,721
Securities Lending Income	94	165	849	4,896
Fund Shares Sold	1,732	6,206	2,919	9,793
Prepaid Expenses and Other Assets	19	25	7	23
Total Assets	6,301,974	12,366,514	5,085,395	12,163,412
LIABILITIES:
Payables:
Upon Return of Securities Loaned	750,884	1,356,622	970,082	2,423,535
Investment Securities Purchased	—	—	12,053	68,877
Fund Shares Redeemed	1,467	119	—	305
Due to Advisor	114	897	100	1,580
Futures Margin Variation	33	—	—	—
Accrued Expenses and Other Liabilities	274	369	185	392
Total Liabilities	752,772	1,358,007	982,420	2,494,689
NET ASSETS	$5,549,202	$11,008,507	$4,102,975	$9,668,723
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	N/A	440,180,123	226,075,259	380,612,787
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	N/A	$25.01	$18.15	$25.40
Investments at Cost	$3,412,212	$8,031,348	$3,375,606	$6,249,547
Temporary Cash Investments at Cost	$54,826	$66,911	$23,836	$39,037
Collateral Received from Securities on Loan at Cost	$750,884	$1,356,622	$970,082	$2,423,535
Foreign Currencies at Cost	$—	$—	$—	$37,705
NET ASSETS CONSIST OF:
Paid-In Capital	N/A	$7,950,348	$3,208,503	$5,937,449
Accumulated Net Investment Income (Loss)	N/A	34,662	13,654	130,871
Accumulated Net Realized Gain (Loss)	N/A	130,978	173,004	241,818
Net Unrealized Appreciation (Depreciation)	N/A	2,892,519	707,814	3,358,585
NET ASSETS	N/A	$11,008,507	$4,102,975	$9,668,723
(1) NUMBER OF SHARES AUTHORIZED	N/A	Unlimited	Unlimited	Unlimited

See accompanying Notes to Financial Statements.
55

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	The Japanese Small Company Series	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series
ASSETS:
Investments at Value (including $478,329, $361,945, $9,758, and $708,159 of securities on loan, respectively)	$1,532,513	$1,078,874	$1,296,521	$2,369,022
Temporary Cash Investments at Value	1,056	3,449	161	3,253
Collateral Received from Securities on Loan at Value	523,021	415,150	10,339	755,468
Foreign Currencies at Value	600	3,036	997	9,287
Cash	15	15	16	15
Receivables:
Investment Securities Sold	1,184	287	197	2,896
Dividends, Interest, and Tax Reclaims	10,554	1,510	4,627	4,504
Securities Lending Income	883	450	4	985
Fund Shares Sold	39	7	4	—
Prepaid Expenses and Other Assets	4	2	3	6
Total Assets	2,069,869	1,502,780	1,312,869	3,145,436
LIABILITIES:
Payables:
Upon Return of Securities Loaned	523,021	415,150	10,339	755,468
Investment Securities Purchased	—	364	868	10,460
Fund Shares Redeemed	—	—	—	26
Due to Advisor	128	86	108	195
Accrued Expenses and Other Liabilities	90	55	48	115
Total Liabilities	523,239	415,655	11,363	766,264
NET ASSETS	$1,546,630	$1,087,125	$1,301,506	$2,379,172

Investments at Cost	$1,509,419	$699,692	$758,462	$1,308,140

Temporary Cash Investments at Cost	$1,056	$3,449	$161	$3,253

Collateral Received from Securities on Loan at Cost	$523,021	$415,150	$10,339	$755,468

Foreign Currencies at Cost	$600	$2,947	$1,010	$9,232

See accompanying Notes to Financial Statements.
56

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	The Emerging Markets Series	The Emerging Markets Small Cap Series	The DFA Two-Year Global Fixed Income Series
ASSETS:
Investments at Value (including $218,951, $90,979, and $0 of securities on loan, respectively)	$3,045,680	$1,242,512	$2,881,905
Temporary Cash Investments at Value	6,959	6,813	17,176
Collateral Received from Securities on Loan at Value	237,043	97,653	—
Foreign Currencies at Value	686	317	4,680
Cash	16	3,195	16
Receivables:
Dividends, Interest, and Tax Reclaims	8,324	2,249	25,547
Securities Lending Income	241	168	—
Fund Shares Sold	570	—	2,651
Unrealized Gain on Forward Currency Contracts	—	—	20,911
Prepaid Expenses and Other Assets	16	19	6
Total Assets	3,299,535	1,352,926	2,952,892
LIABILITIES:
Payables:
Upon Return of Securities Loaned	237,043	97,653	—
Investment Securities Purchased	1,848	6,303	—
Fund Shares Redeemed	6	553	573
Due to Advisor	249	198	121
Unrealized Loss on Forward Currency Contracts	—	—	422
Deferred Thailand Capital Gains Tax	2,966	1,199	—
Accrued Expenses and Other Liabilities	289	113	141
Total Liabilities	242,401	106,019	1,257
NET ASSETS	$3,057,134	$1,246,907	$2,951,635
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	N/A	N/A	284,032,487
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	N/A	N/A	$10.39
Investments at Cost	$1,384,284	$731,361	$2,813,419
Temporary Cash Investments at Cost	$6,959	$6,813	$17,176
Collateral Received from Securities on Loan at Cost	$237,043	$97,653	$—
Foreign Currencies at Cost	$688	$316	$4,572
NET ASSETS CONSIST OF:
Paid-In Capital	N/A	N/A	$2,847,022
Accumulated Net Investment Income (Loss)	N/A	N/A	41,798
Accumulated Net Realized Gain (Loss)	N/A	N/A	(26,755)
Net Unrealized Appreciation (Depreciation)	N/A	N/A	89,570
NET ASSETS	N/A	N/A	$2,951,635
(1) NUMBER OF SHARES AUTHORIZED	N/A	N/A	Unlimited

See accompanying Notes to Financial Statements.
57

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	The U.S. Large Company Series	The U.S. Large Cap Value Series	The U.S. Small Cap Series	The DFA International Value Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, and $19,012, respectively)	$50,314	$67,021	$19,014	$161,000
Interest	1,924	2,703	608	1,141
Income from Securities Lending	547	1,140	4,275	10,357
Total Investment Income	52,785	70,864	23,897	172,498
Expenses
Investment Advisory Services Fees	646	4,898	574	8,450
Accounting & Transfer Agent Fees	249	464	187	404
Custodian Fees	31	51	43	554
Legal Fees	57	19	9	14
Audit Fees	30	46	21	38
S&P 500® Fees	42	—	—	—
Shareholders' Reports	20	28	14	21
Directors'/Trustees' Fees & Expenses	31	47	22	39
Other	39	58	30	67
Total Expenses	1,145	5,611	900	9,587
Net Investment Income (Loss)	51,640	65,253	22,997	162,911
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(3,946)	131,248	175,473	242,536
Futures	5,321	—	—	—
Foreign Currency Transactions	—	—	—	765
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	460,574	1,020,820	128,022	1,045,173
Futures	1,342	—	—	—
Translation of Foreign Currency Denominated Amounts	—	—	—	(314)
Net Realized and Unrealized Gain (Loss)	463,291	1,152,068	303,495	1,288,160
Net Increase (Decrease) in Net Assets Resulting from Operations	$514,931	$1,217,321	$326,492	$1,451,071

See accompanying Notes to Financial Statements.
58

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	The Japanese Small Company Series	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $947, $157, $0, and $4,530, respectively)	$12,590	$13,632	$16,789	$27,759
Interest	199	171	56	124
Income from Securities Lending	5,259	2,343	25	4,098
Total Investment Income	18,048	16,146	16,870	31,981
Expenses
Investment Advisory Services Fees	756	441	610	1,063
Accounting & Transfer Agent Fees	83	53	69	111
Custodian Fees	146	135	40	259
Legal Fees	4	1	2	4
Audit Fees	9	4	6	9
Shareholders' Reports	5	2	3	5
Directors'/Trustees' Fees & Expenses	9	4	6	9
Other	15	23	10	18
Total Expenses	1,027	663	746	1,478
Net Investment Income (Loss)	17,021	15,483	16,124	30,503
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	33,661	20,273	33,402	106,338
Foreign Currency Transactions	(35)	655	35	107
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(12,537)	225,085	135,411	329,802
Translation of Foreign Currency Denominated Amounts	(372)	(21)	(24)	(53)
Net Realized and Unrealized Gain (Loss)	20,717	245,992	168,824	436,194
Net Increase (Decrease) in Net Assets Resulting from Operations	$37,738	$261,475	$184,948	$466,697

See accompanying Notes to Financial Statements.
59

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	The Emerging Markets Series	The Emerging Markets Small Cap Series	The DFA Two-Year Global Fixed Income Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $3,311, $829, and $0, respectively)	$35,945	$12,505	—
Interest	241	117	$48,713
Income from Securities Lending	1,120	756	—
Total Investment Income	37,306	13,378	48,713
Expenses
Investment Advisory Services Fees	1,339	1,043	683
Accounting & Transfer Agent Fees	137	61	139
Custodian Fees	936	464	125
Legal Fees	7	2	6
Audit Fees	17	9	15
Shareholders' Reports	8	2	9
Directors'/Trustees' Fees & Expenses	15	5	16
Other	31	17	19
Total Expenses	2,490	1,603	1,012
Net Investment Income (Loss)	34,816	11,775	47,701
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	27,395	39,439	(285)
Foreign Currency Transactions	146	(142)	(48,894)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	515,369	236,008	(4,827)
Translation of Foreign Currency Denominated Amounts	126	58	72,476
Deferred Thailand Capital Gains Tax	(265)	(114)	—
Net Realized and Unrealized Gain (Loss)	542,771	275,249	18,470
Net Increase (Decrease) in Net Assets Resulting from Operations	$577,587	$287,024	$66,171

See accompanying Notes to Financial Statements.
60

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Large Company Series		The U.S. Large Cap Value Series		The U.S. Small Cap Series		The DFA International Value Series
	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$51,640	$87,710	$65,253	$119,373	$22,997	$36,669	$162,911	$193,174
Net Realized Gain (Loss) on: Investment Securities Sold	(3,946)	(8,634)	131,248	477,934	175,473	237,752	242,536	201,700
Futures	5,321	6,769	—	—	—	—	—	—
Foreign Currency Transactions	—	—	—	—	—	—	765	378
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	460,574	523,721	1,020,820	631,814	128,022	201,127	1,045,173	1,351,708
Translation of Foreign Currency Denominated Amounts	—	—	—	—	—	—	(314)	486
Futures	1,342	(1,050)	—	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	514,931	608,516	1,217,321	1,229,121	326,492	475,548	1,451,071	1,747,446
Distributions From:
Net Investment Income	—	—	(32,076)	(127,544)	(10,162)	(37,137)	(25,660)	(202,210)
Net Short-Term Gains	—	—	(14,058)	(14,160)	(37,237)	(34,285)	(14,957)	(11,375)
Net Long-Term Gains	—	—	(463,917)	(186,026)	(200,073)	(153,072)	(185,943)	(115,307)
Total Distributions	—	—	(510,051)	(327,730)	(247,472)	(224,494)	(226,560)	(328,892)
Capital Share Transactions (1):
Shares Issued	—	—	1,051,942	1,997,675	246,425	463,046	947,057	1,589,921
Shares Issued in Lieu of Cash Distributions	—	—	491,277	317,835	243,989	221,851	226,219	307,948
Shares Redeemed	—	—	(108,288)	(182,182)	(84,963)	(211,846)	(186,316)	(226,869)
Net Increase (Decrease) from Capital Share Transactions	—	—	1,434,931	2,133,328	405,451	473,051	986,960	1,671,000
Transactions in Interest:
Contributions	308,010	753,004	—	—	—	—	—	—
Withdrawals	(226,719)	(647,252)	—	—	—	—	—	—
Net Increase (Decrease) from Transactions in Interest	81,291	105,752	—	—	—	—	—	—
Total Increase (Decrease) in Net Assets	596,222	714,268	2,142,201	3,034,719	484,471	724,105	2,211,471	3,089,554
Net Assets
Beginning of Period	4,952,980	4,238,712	8,866,306	5,831,587	3,618,504	2,894,399	7,457,252	4,367,698
End of Period	$5,549,202	$4,952,980	$11,008,507	$8,866,306	$4,102,975	$3,618,504	$9,668,723	$7,457,252
(1) Shares Issued and Redeemed:
Shares Issued	N/A	N/A	44,806	92,566	14,347	27,493	40,459	80,546
Shares Issued in Lieu of Cash Distributions	N/A	N/A	21,752	15,344	14,627	14,136	10,265	16,678
Shares Redeemed	N/A	N/A	(4,583)	(8,564)	(4,871)	(12,687)	(8,138)	(11,688)
	N/A	N/A	61,975	99,346	24,103	28,942	42,586	85,536
Accumulated Net Investment Income (Loss) at End of Period	N/A	N/A	$34,662	$1,485	$13,654	$819	$130,871	$(7,523)

See accompanying Notes to Financial Statements.
61

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Japanese Small Company Series		The Asia Pacific Small Company Series		The United Kingdom Small Company Series		The Continental Small Company Series
	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$17,021	$23,044	$15,483	$23,806	$16,124	$23,984	$30,503	$32,787
Net Realized Gain (Loss) on: Investment Securities Sold	33,661	62,821	20,273	37,029	33,402	30,432	106,338	46,115
Foreign Currency Transactions	(35)	(83)	655	(442)	35	359	107	(3)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(12,537)	(135,957)	225,085	130,890	135,411	275,001	329,802	455,015
Translation of Foreign Currency Denominated Amounts	(372)	218	(21)	15	(24)	23	(53)	130
Net Increase (Decrease) in Net Assets Resulting from Operations	37,738	(49,957)	261,475	191,298	184,948	329,799	466,697	534,044
Transactions in Interest:
Contributions	155,655	334,524	99,245	171,488	14,858	158,726	65,286	375,913
Withdrawals	(32,485)	(50,274)	(23,222)	(9,082)	(16,126)	(13,737)	(28,005)	(16,701)
Net Increase (Decrease) from Transactions in Interest	123,170	284,250	76,023	162,406	(1,268)	144,989	37,281	359,212
Total Increase (Decrease) in Net Assets	160,908	234,293	337,498	353,704	183,680	474,788	503,978	893,256
Net Assets
Beginning of Period	1,385,722	1,151,429	749,627	395,923	1,117,826	643,038	1,875,194	981,938
End of Period	$1,546,630	$1,385,722	$1,087,125	$749,627	$1,301,506	$1,117,826	$2,379,172	$1,875,194

See accompanying Notes to Financial Statements.
62

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Emerging Markets Series		The Emerging Markets Small Cap Series		The DFA Two-Year Global Fixed Income Series
	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$34,816	$54,451	$11,775	$17,070	$47,701	$72,520
Net Realized Gain (Loss) on: Investment Securities Sold	27,395	28,277	39,439	65,664	(285)	(15,021)
Foreign Currency Transactions	146	(585)	(142)	(496)	(48,894)	1,152
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	515,369	484,776	236,008	160,217	(4,827)	91,272
Translation of Foreign Currency Denominated Amounts	126	(23)	58	6	72,476	(46,235)
Deferred Thailand Capital Gains Tax	(265)	902	(114)	(475)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	577,587	567,798	287,024	241,986	66,171	103,688
Distributions From:
Net Investment Income	—	—	—	—	(10,572)	(19,326)
Total Distributions	—	—	—	—	(10,572)	(19,326)
Capital Share Transactions (1):
Shares Issued	—	—	—	—	374,334	511,783
Shares Issued in Lieu of Cash Distributions	—	—	—	—	10,572	19,113
Shares Redeemed	—	—	—	—	(57,644)	(114,719)
Net Increase (Decrease) from Capital Share Transactions	—	—	—	—	327,262	416,177
Transactions in Interest:
Contributions	150,204	455,977	123,368	181,431	—	—
Withdrawals	(85,628)	(461,369)	(67,014)	(65,159)	—	—
Net Increase (Decrease) from Transactions in Interest	64,576	(5,392)	56,354	116,272	—	—
Total Increase (Decrease) in Net Assets	642,163	562,406	343,378	358,258	382,861	500,539
Net Assets
Beginning of Period	2,414,971	1,852,565	903,529	545,271	2,568,774	2,068,235
End of Period	$3,057,134	$2,414,971	$1,246,907	$903,529	$2,951,635	$2,568,774
(1) Shares Issued and Redeemed:
Shares Issued	N/A	N/A	N/A	N/A	36,429	51,248
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	1,041	1,908
Shares Redeemed	N/A	N/A	N/A	N/A	(5,648)	(11,439)
	N/A	N/A	N/A	N/A	31,822	41,717
Accumulated Net Investment Income (Loss) at End of Period	N/A	N/A	N/A	N/A	$41,798	$52,411

See accompanying Notes to Financial Statements.
63

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The U.S. Large Company Series	The U.S. Large Cap Value Series
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	N/A	N/A	N/A	N/A	N/A	N/A	$23.44	$20.91	$18.55	$15.41	$13.01	$14.44
Income from Investment
Operations
Net Investment Income (Loss)	—	—	—	—	—	—	0.16	(A)	0.36	(A)	0.29	0.23	0.21	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	—	—	—	—	—	—	2.75	3.27	2.41	3.09	2.41	(1.43)
Total from Investment Operations	—	—	—	—	—	—	2.91	3.63	2.70	3.32	2.62	(1.23)
Less Distributions
Net Investment Income	—	—	—	—	—	—	(0.08)	(0.38)	(0.32)	(0.18)	(0.22)	(0.20)
Net Realized Gains	—	—	—	—	—	—	(1.26)	(0.72)	(0.02)	—	—	—
Total Distributions	—	—	—	—	—	—	(1.34)	(1.10)	(0.34)	(0.18)	(0.22)	(0.20)
Net Asset Value, End of Period	N/A	N/A	N/A	N/A	N/A	N/A	$25.01	$23.44	$20.91	$18.55	$15.41	$13.01
Total Return	10.28	%(C)	14.25%	8.51%	12.77%	15.05%	(16.59)%	13.03	%(C)	18.16%	14.66%	21.68%	20.34%	(8.64)%
Net Assets, End of Period (thousands)	$5,549,202	$4,952,980	$4,238,712	$3,493,919	$3,000,997	$2,623,557	$11,008,507	$8,866,306	$5,831,587	$3,919,913	$2,510,662	$1,737,809
Ratio of Expenses to Average Net Assets	0.04	%(B)	0.04%	0.05%	0.05%	0.05%	0.05%	0.11	%(B)	0.12%	0.14%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.00	%(B)	1.95%	1.87%	1.99%	1.75%	1.53%	1.34	%(B)	1.68%	1.56%	1.41%	1.62%	1.49%
Portfolio Turnover Rate	2	%(C)	4%	6%	2%	8%	11%	3	%(C)	13%	9%	7%	7%	9%

See accompanying Notes to Financial Statements.
64

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The U.S. Small Cap Series	The DFA International Value Series
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$17.92	$16.73	$16.09	$13.84	$9.93	$11.08	$22.06	$17.30	$16.04	$12.40	$9.33	$10.15
Income from Investment
Operations
Net Investment Income (Loss)	0.11	(A)	0.19	(A)	0.15	0.12	0.08	0.09	0.45	(A)	0.65	(A)	0.43	0.33	0.27	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	1.35	2.27	1.44	2.22	3.92	(1.00)	3.55	5.27	1.95	3.61	3.06	(0.78)
Total from Investment Operations	1.46	2.46	1.59	2.34	4.00	(0.91)	4.00	5.92	2.38	3.94	3.33	(0.54)
Less Distributions
Net Investment Income	(0.05)	(0.19)	(0.18)	(0.08)	(0.09)	(0.10)	(0.07)	(0.67)	(0.52)	(0.30)	(0.25)	(0.25)
Net Realized Gains	(1.18)	(1.08)	(0.77)	(0.01)	—	(0.14)	(0.59)	(0.49)	(0.60)	—	(0.01)	(0.03)
Total Distributions	(1.23)	(1.27)	(0.95)	(0.09)	(0.09)	(0.24)	(0.66)	(1.16)	(1.12)	(0.30)	(0.26)	(0.28)
Net Asset Value, End of Period	$18.15	$17.92	$16.73	$16.09	$13.84	$9.93	$25.40	$22.06	$17.30	$16.04	$12.40	$9.33
Total Return	8.74	%(C)	15.90%	10.40%	16.99%	40.32%	(8.42)%	18.62	%(C)	35.73%	15.61%	32.15%	36.24%	(5.53)%
Net Assets, End of Period (thousands)	$4,102,975	$3,618,504	$2,894,399	$2,321,090	$1,468,486	$851,901	$9,668,723	$7,457,252	$4,367,698	$2,804,043	$1,604,778	$1,125,467
Ratio of Expenses to Average Net Assets	0.05	%(B)	0.05%	0.07%	0.07%	0.08%	0.08%	0.23	%(B)	0.23%	0.27%	0.28%	0.30%	0.30%
Ratio of Net Investment Income to Average Net Assets	1.21	%(B)	1.13%	0.94%	0.85%	0.84%	0.81%	3.87	%(B)	3.29%	2.71%	2.35%	2.61%	2.36%
Portfolio Turnover Rate	10	%(C)	18%	21%	16%	16%	34%	5	%(C)	8%	10%	15%	14%	18%

See accompanying Notes to Financial Statements.
65

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series							The Asia Pacific Small Company Series
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)							(Unaudited)
Total Return	2.75	%(C)	(2.28)%	31.03%	32.73%	47.87%	(9.62)%	32.52	%(C)	38.26%	9.30%	27.40%	61.47%	7.28%
Net Assets, End of Period (thousands)	$1,546,630		$1,385,722	$1,151,429	$605,132	$283,699	$195,047	$1,087,125		$749,627	$395,923	$282,999	$156,765	$121,637
Ratio of Expenses to Average Net Assets	0.14	%(B)	0.14%	0.22%	0.27%	0.28%	0.27%	0.15	%(B)	0.17%	0.27%	0.32%	0.31%	0.32%
Ratio of Net Investment Income to Average Net Assets	2.26	%(B)	1.68%	1.51%	1.45%	1.41%	1.26%	3.52	%(B)	4.19%	4.33%	3.82%	3.35%	3.77%
Portfolio Turnover Rate	5	%(C)	9%	6%	5%	16%	5%	7	%(C)	14%	10%	11%	15%	26%
	The United Kingdom Small Company Series							The Continental Small Company Series
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)							(Unaudited)
Total Return	16.56	%(C)	44.80%	12.88%	29.68%	44.65%	(4.67)%	24.74	%(C)	47.10%	18.97%	36.57%	52.86%	3.22%
Net Assets, End of Period (thousands)	$1,301,506		$1,117,826	$643,038	$377,763	$160,917	$98,899	$2,379,172		$1,875,194	$981,938	$654,644	$448,407	$263,068
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.13%	0.22%	0.27%	0.26%	0.26%	0.14	%(B)	0.15%	0.24%	0.26%	0.30%	0.31%
Ratio of Net Investment Income to Average Net Assets	2.65	%(B)	2.70%	3.19%	2.70%	3.25%	3.03%	2.88	%(B)	2.27%	2.16%	2.09%	2.49%	2.22%
Portfolio Turnover Rate	6	%(C)	8%	12%	7%	7%	6%	8	%(C)	7%	18%	9%	11%	12%

See accompanying Notes to Financial Statements.
66

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Emerging Markets Series							The Emerging Markets Small Cap Series
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)							(Unaudited)
Total Return	23.45	%(C)	31.87%	31.23%	35.47%	39.67%	2.10%	30.74	%(C)	40.55%	24.85%	35.22%	52.80%	13.07%
Net Assets, End of Period (thousands)	$3,057,134		$2,414,971	$1,852,565	$1,160,262	$607,561	$343,193	$1,246,907		$903,529	$545,271	$237,865	$117,744	$40,379
Ratio of Expenses to Average Net Assets	0.19	%(B)	0.20%	0.27%	0.31%	0.34%	0.34%	0.31	%(B)	0.34%	0.49%	0.52%	0.54%	0.51%
Ratio of Net Investment Income to Average Net Assets	2.61	%(B)	2.54%	3.70%	2.63%	2.23%	1.64%	2.27	%(B)	2.39%	2.70%	1.93%	2.44%	2.03%
Portfolio Turnover Rate	2	%(C)	11%	9%	2%	1%	8%	7	%(C)	18%	8%	11%	6%	16%

See accompanying Notes to Financial Statements.
67

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The DFA Two-Year Global Fixed Income Series
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$10.19	$9.83	$9.99	$10.13	$10.22	$10.03
Income From Investment Operations
Net Investment Income (Loss)	0.18	(A)	0.31	(A)	0.29	(A)	0.12	0.25	0.30
Net Gains (Losses) on Securities (Realized and Unrealized)	0.06	0.13	(0.10)	—	(0.01)	0.16
Total From Investment Operations	0.24	0.44	0.19	0.12	0.24	0.46
Less Distributions
Net Investment Income	(0.04)	(0.08)	(0.33)	(0.15)	(0.19)	(0.27)
Net Realized Gains	—	—	—	(0.11)	(0.14)	—
Tax Return of Capital	—	—	(0.02)	—	—	—
Total Distributions	(0.04)	(0.08)	(0.35)	(0.26)	(0.33)	(0.27)
Net Asset Value, End of Period	$10.39	$10.19	$9.83	$9.99	$10.13	$10.22
Total Return	2.38	%(C)	4.52%	1.92%	1.22%	2.36%	4.60%
Net Assets, End of Period (thousands)	$2,951,635	$2,568,774	$2,068,235	$1,707,132	$1,195,610	$799,308
Ratio of Expenses to Average Net Assets	0.07	%(B)	0.08%	0.10%	0.11%	0.13%	0.14%
Ratio of Net Investment Income to Average Net Assets	3.50	%(B)	3.12%	2.96%	1.96%	1.78%	3.20%
Portfolio Turnover Rate	11	%(C)	111%	59%	131%	144%	138%

See accompanying Notes to Financial Statements.
68

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.   Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At May 31, 2007, the Trust consisted of twenty-one investment portfolios, of which eleven are included in this section of the report (collectively, the "Series").

Series

International Portfolios
Domestic Equity Portfolios	International Equity Portfolios	International Fixed Income Portfolio
The U.S. Large Company Series	The DFA International Value Series	The DFA Two-Year Global Fixed

The U.S. Large Cap Value Series	The Japanese Small Company Series	Income Series

The U.S. Small Cap Series	The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

B.   Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Domestic Equity Portfolios and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the

69

International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fixed income instruments held by the International Fixed Income Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Futures contracts held by The U.S. Large Company Series are valued using the settlement price established each day on the exchange on which they are traded.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the International Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The International Fixed Income Portfolio may also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, the International Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Portfolios and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio;

70

International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2007, none of the Directors/Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. These Series accrue for taxes on the capital gains throughout the holding period of the underlying securities. These funds are also subject to a 10% government capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

5.  New Accounting Standards: On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Series' financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined.

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C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the six months ended May 31, 2007, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The U.S. Large Company Series	0.025%

The U.S. Large Cap Value Series	0.10%

The U.S. Small Cap Series	0.03%

The DFA International Value Series	0.20%

The Japanese Small Company Series	0.10%

The Asia Pacific Small Company Series	0.10%

The United Kingdom Small Company Series	0.10%

The Continental Small Company Series	0.10%

The Emerging Markets Series	0.10%

The Emerging Markets Small Cap Series	0.20%

The DFA Two-Year Global Fixed Income Series	0.05%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2007, the total related amounts paid by the Trust to the CCO were $58 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D.   Deferred Compensation:

At May 31, 2007, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Company Series	$104

The U.S. Large Cap Value Series	198

The U.S. Small Cap Series	77

The DFA International Value Series	171

The Japanese Small Company Series	31

The Asia Pacific Small Company Series	18

The United Kingdom Small Company Series	25

The Continental Small Company Series	43

The Emerging Markets Series	54

The Emerging Markets Small Cap Series	21

The DFA Two-Year Global Fixed Income Series	55

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E.  Purchases and Sales of Securities:

For the six months ended May 31, 2007, the Series made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	Other Investment Securities
	Purchases	Sales
The U.S. Large Company Series	$256,053	$109,913
The U.S. Large Cap Value Series	1,234,512	263,226
The U.S. Small Cap Series	554,840	377,972
The DFA International Value Series	1,306,149	429,088
The Japanese Small Company Series	213,604	73,311
The Asia Pacific Small Company Series	141,568	57,813
The United Kingdom Small Company Series	82,069	76,816
The Continental Small Company Series	226,265	159,803
The Emerging Markets Series	153,968	60,063
The Emerging Markets Small Cap Series	140,947	75,351
The DFA Two-Year Global Fixed Income Series	384,861	224,662

There were no purchases or sales of long-term U.S. government securities.

F.  Federal Income Taxes:

It is the intention of The U.S. Large Cap Value Series, The U.S. Small Cap Series, The DFA International Value Series and The DFA Two-Year Global Fixed Income Series each to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income and capital gains to its shareholders.

The U.S. Large Company Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2006, primarily attributable to foreign bond bifurcation and net realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
The DFA International Value Series	—	$431	(431)
The DFA Two-Year Global Fixed Income Series	—	(6,012)	6,012

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The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2006 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
The U.S. Large Cap Value Series
2005	$79,209	$3,972	—	$83,181
2006	141,704	186,026	—	327,730
The U.S. Small Cap Series
2005	47,758	94,497	—	142,255
2006	71,422	153,072	—	224,494
The DFA International Value Series
2005	114,177	104,987	—	219,164
2006	213,585	115,307	—	328,892
The DFA Two-Year Global Fixed Income Series
2005	63,320	—	$4,594	67,914
2006	19,326	—	—	19,326

At November 30, 2006, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated Losses)
The U.S. Large Cap Value Series	$15,465	463,876	—	$479,341
The U.S. Small Cap Series	38,116	199,936	—	238,052
The DFA International Value Series	29,356	185,656	—	215,012
The DFA Two-Year Global Fixed Income Series	3,195	—	$(26,470)	(23,275)

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2006, the following Series had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on November 30,
	2012	2013	2014	Total
The DFA Two-Year Global Fixed Income Series	$6,273	$11,188	$9,009	$26,470

Some of the investments in the International Equity Portfolios are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At November 30, 2006, the following International Equity Portfolios, had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment

74

income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

	Mark to Market	Realized Gains
The DFA International Value Series	$21,675	$18,925
The Japanese Small Company Series	2,438	2,838
The Asia Pacific Small Company Series	1,928	1,634
The United Kingdom Small Company Series	14,316	33
The Continental Small Company Series	4,308	4,008
The Emerging Markets Series	1,672	1,623
The Emerging Markets Small Cap Series	280	477

At May 31, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Company Series	$4,385,146	$2,177,529	$(274,800)	$1,902,729
The U.S. Large Cap Value Series	9,454,881	3,050,599	(158,080)	2,892,519
The U.S. Small Cap Series	4,371,609	1,053,009	(347,280)	705,729
The DFA International Value Series	8,712,301	3,395,813	(37,511)	3,358,302
The Japanese Small Company Series	2,036,380	227,279	(207,069)	20,210
The Asia Pacific Small Company Series	1,118,340	432,313	(53,180)	379,133
The United Kingdom Small Company Series	768,971	576,497	(38,447)	538,050
The Continental Small Company Series	2,066,861	1,095,819	(34,937)	1,060,882
The Emerging Markets Series	1,629,292	1,684,682	(24,292)	1,660,390
The Emerging Markets Small Cap Series	835,832	543,406	(32,260)	511,146
The DFA Two-Year Global Fixed Income Series	2,830,595	78,705	(10,219)	68,486

G.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price, including accrued interest. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2007.

2.  Foreign Market Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the International Portfolios may be inhibited.

3.  Futures Contracts: During the six months ended May 31, 2007, The U.S. Large Company Series ("Large Company") entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, Large Company deposits cash with a broker, equal to the minimum "initial margin" requirements of the

75

exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Large Company segregates cash, as collateral, on a daily basis for the open futures contracts, which is accounted for in Cash on the Statement of Assets and Liabilities.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that Large Company could lose more than the initial margin requirements.

At May 31, 2007, Large Company had the following outstanding futures contracts (dollar amounts in thousands):

		Number of	Contract	Unrealized	Cash
Description	Expiration Date	Contracts	Value	Gain (Loss)	Collateral
S&P 500 Index®	June 15, 2007	147	$56,334	$2,740	$1,863

4.  Forward Currency Contracts: The International Fixed Income Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2007, the International Fixed Income Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at May 31, 2007	Unrealized Foreign Exchange Gain (Loss)
06/12/07	421,433	Denmark Krone	$77,082	$76,157	$925
06/12/07	297,291	Euro	405,351	400,198	5,153
06/12/07	26,672,779	Japanese Yen	223,253	219,521	3,732
06/21/07	71,373	Australian Dollar	58,768	59,068	(300)
06/21/07	298,607	Euro	406,746	402,104	4,642
06/21/07	17,289,457	Japanese Yen	143,840	142,467	1,373
06/21/07	695,165	Swedish Krona	102,919	100,573	2,346
06/21/07	294,791	Swiss Franc	243,462	241,118	2,344
06/21/07	44,652	Pound Sterling	88,279	88,401	(122)
07/03/07	195,295	Euro	263,495	263,099	396
			$2,013,195	$1,992,706	$20,489

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 26, 2007. Effective June 26, 2007, the expiration date was extended to June 24, 2008. There were no borrowing by the Series under this line of credit during the six months ended May 31, 2007.

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The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008. For the six months ended May 31, 2007, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The DFA International Value Series	5.98%	$10,795	3	$5	$14,775
The United Kingdom Small Company Series	6.03%	137	8	—	230
The Continental Small Company Series	6.04%	535	10	1	1,049
The Emerging Markets Series	5.99%	4,728	8	6	10,482
The Emerging Markets Small Cap Series	6.01%	1,715	10	3	4,169

There were no outstanding borrowings by the Series under this line of credit at May 31, 2007.

I.  Securities Lending:

As of May 31, 2007, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to each Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

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DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2007

EXPENSE TABLES

U.S. Core Equity 1 Portfolio	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,109.90	0.20%	$1.05
Hypothetical 5% Annual Return	$1,000.00	$1,023.93	0.20%	$1.01
U.S. Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$1,111.70	0.23%	$1.21
Hypothetical 5% Annual Return	$1,000.00	$1,023.78	0.23%	$1.16

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DFA Real Estate Securities Portfolio	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,011.90	0.32%	$1.61
Hypothetical 5% Annual Return	$1,000.00	$1,023.34	0.32%	$1.61
Large Cap International Portfolio
Actual Fund Return	$1,000.00	$1,143.60	0.29%	$1.55
Hypothetical 5% Annual Return	$1,000.00	$1,023.49	0.29%	$1.46
International Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,160.80	0.41%	$2.21
Hypothetical 5% Annual Return	$1,000.00	$1,022.89	0.41%	$2.07
Emerging Markets Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,249.40	0.66%	$3.70
Hypothetical 5% Annual Return	$1,000.00	$1,021.64	0.66%	$3.33
DFA Five-Year Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,021.60	0.28%	$1.41
Hypothetical 5% Annual Return	$1,000.00	$1,023.54	0.28%	$1.41

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

79

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 27, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Other	Total
U.S. Core Equity 1 Portfolio	14.0%	7.4%	8.3%	21.2%	10.9%	12.3%	14.5%	4.5%	0.0%	3.4%	3.5%	0.0%	100.0%
U.S. Core Equity 2 Portfolio	14.6%	6.6%	9.2%	24.0%	10.0%	12.3%	12.5%	4.8%	0.0%	3.7%	2.3%	0.0%	100.0%
DFA Real Estate Securities Portfolio	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	100.0%	0.0%	0.0%	0.0%	100.0%
Large Cap International Portfolio	11.6%	8.1%	8.3%	27.8%	5.9%	11.5%	5.0%	9.6%	0.4%	6.0%	5.2%	0.6%	100.0%
International Core Equity Portfolio	15.1%	6.8%	5.5%	29.7%	3.7%	14.9%	5.1%	11.7%	0.3%	3.5%	3.0%	0.7%	100.0%
Emerging Markets Core Equity Portfolio	9.5%	7.7%	5.3%	21.1%	3.2%	13.3%	9.2%	18.8%	0.0%	8.4%	2.7%	0.8%	100.0%

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Supernational	Total
DFA Five-Year Global Fixed Income Portfolio	25.6%	0.8%	23.3%	44.6%	5.7%	100.0%

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U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (88.7%)
Consumer Discretionary — (12.4%)
* Comcast Corp. Class A	109,077	$2,989,801	0.3%
Disney (Walt) Co.	109,300	3,873,592	0.4%
Home Depot, Inc.	77,425	3,009,510	0.3%
News Corp. Class A	117,500	2,595,575	0.3%
Time Warner, Inc.	202,279	4,322,702	0.4%
Other Securities		124,936,098	12.2%
Total Consumer Discretionary		141,727,278	13.9%
Consumer Staples — (6.6%)
Altria Group, Inc.	80,520	5,724,972	0.6%
Coca-Cola Co.	89,524	4,743,877	0.5%
Kraft Foods, Inc.	74,930	2,535,631	0.3%
PepsiCo, Inc.	46,430	3,172,562	0.3%
Procter & Gamble Co.	169,382	10,764,226	1.1%
Wal-Mart Stores, Inc.	160,048	7,618,285	0.8%
Other Securities		40,795,268	3.8%
Total Consumer Staples		75,354,821	7.4%
Energy — (7.4%)
Chevron Corp.	107,160	8,732,468	0.9%
ConocoPhillips	87,189	6,751,044	0.7%
Exxon Mobil Corp.	184,725	15,363,578	1.5%
Occidental Petroleum Corp.	44,824	2,463,975	0.3%
Valero Energy Corp.	32,030	2,390,079	0.2%
Other Securities		48,715,819	4.7%
Total Energy		84,416,963	8.3%
Financials — (18.7%)
American Express Co.	45,723	2,971,081	0.3%
American International Group, Inc.	136,458	9,871,372	1.0%
Bank of America Corp.	237,100	12,023,341	1.2%
Citigroup, Inc.	263,845	14,376,914	1.4%
JPMorgan Chase & Co.	184,363	9,555,534	1.0%
Merrill Lynch & Co., Inc.	47,250	4,381,492	0.4%
MetLife, Inc.	40,245	2,736,660	0.3%
Morgan Stanley	59,060	5,022,462	0.5%
Prudential Financial, Inc.	25,550	2,606,611	0.3%
The Goldman Sachs Group, Inc.	15,269	3,524,391	0.4%
Wachovia Corp.	101,208	5,484,462	0.6%
Wells Fargo & Co.	128,871	4,650,954	0.5%
Other Securities		137,348,461	13.1%
Total Financials		214,553,735	21.0%
Health Care — (9.7%)
Abbott Laboratories	59,805	3,370,012	0.3%
* Genentech, Inc.	40,348	3,218,560	0.3%
Johnson & Johnson	84,381	5,338,786	0.5%
Merck & Co., Inc.	86,168	4,519,512	0.5%
Pfizer, Inc.	354,280	9,739,157	1.0%
UnitedHealth Group, Inc.	51,605	2,826,406	0.3%
* WellPoint, Inc.	32,979	2,684,820	0.3%
Wyeth	52,195	3,018,959	0.3%
Other Securities		77,166,712	7.4%
Total Health Care		111,882,924	10.9%

81

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (10.9%)
Boeing Co.	31,288	$3,147,260	0.3%
General Electric Co.	385,242	14,477,394	1.4%
United Technologies Corp.	37,935	2,676,314	0.3%
Other Securities		104,634,365	10.2%
Total Industrials		124,935,333	12.2%
Information Technology — (12.8%)
* Apple, Inc.	32,024	3,892,837	0.4%
* Cisco Sytems, Inc.	229,814	6,186,593	0.6%
Hewlett-Packard Co.	101,599	4,644,090	0.5%
Intel Corp.	215,356	4,774,443	0.5%
International Business Machines Corp.	59,630	6,356,558	0.6%
Microsoft Corp.	364,000	11,163,880	1.1%
* Oracle Corp.	198,535	3,847,608	0.4%
QUALCOMM, Inc.	61,923	2,659,593	0.3%
Other Securities		103,190,675	10.0%
Total Information Technology		146,716,277	14.4%
Materials — (4.0%)
Total Materials		45,977,465	4.5%
Real Estate Investment Trusts — (0.0%)
Total Real Estate Investment Trusts		112,091	0.0%
Telecommunication Services — (3.0%)
AT&T, Inc.	331,455	13,702,350	1.4%
Sprint Nextel Corp.	149,855	3,424,187	0.3%
Verizon Communications, Inc.	154,532	6,726,778	0.7%
Other Securities		10,237,251	0.9%
Total Telecommunication Services		34,090,566	3.3%
Utilities — (3.2%)
Total Utilities		36,468,042	3.6%
TOTAL COMMON STOCKS		1,016,235,495	99.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		216	0.0%
TEMPORARY CASH INVESTMENTS — (0.7%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	8,258,202	8,258,202	0.8%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (10.6%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $130,291,318 FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 06/01/22 to 08/01/36, valued at $117,156,564) to be repurchased at $113,761,014	$113,744	113,744,237	11.1%
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $7,350,000 FHLB 4.875%, 11/18/11, valued at $7,280,252) to be repurchased at $7,053,503	7,052	7,052,463	0.7%
TOTAL SECURITIES LENDING COLLATERAL		120,796,700	11.8%
TOTAL INVESTMENTS — (100.0%) (Cost $1,009,616,392)		$1,145,290,613	112.1%

See accompanying Notes to Financial Statements.
82

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (85.0%)
Consumer Discretionary — (12.5%)
* Comcast Corp. Class A	302,974	$8,304,517	0.4%
Disney (Walt) Co.	322,412	11,426,281	0.5%
Home Depot, Inc.	154,445	6,003,277	0.3%
News Corp. Class A	325,070	7,180,796	0.3%
Time Warner, Inc.	561,020	11,988,997	0.5%
Other Securities		310,810,772	12.5%
Total Consumer Discretionary		355,714,640	14.5%
Consumer Staples — (5.6%)
Altria Group, Inc.	154,900	11,013,390	0.5%
Procter & Gamble Co.	523,088	33,242,242	1.4%
Wal-Mart Stores, Inc.	323,500	15,398,600	0.6%
Other Securities		101,007,797	4.1%
Total Consumer Staples		160,662,029	6.6%
Energy — (7.8%)
Chevron Corp.	314,904	25,661,527	1.1%
ConocoPhillips	246,851	19,113,673	0.8%
Exxon Mobil Corp.	419,384	34,880,167	1.4%
Marathon Oil Corp.	50,344	6,233,091	0.3%
Occidental Petroleum Corp.	132,060	7,259,338	0.3%
Valero Energy Corp.	94,568	7,056,664	0.3%
Other Securities		123,270,513	4.9%
Total Energy		223,474,973	9.1%
Financials — (20.3%)
Allstate Corp.	97,000	5,965,500	0.3%
American International Group, Inc.	410,080	29,665,187	1.2%
Bank of America Corp.	703,020	35,650,144	1.5%
Capital One Financial Corp.	65,307	5,210,192	0.2%
Citigroup, Inc.	716,412	39,037,290	1.6%
Federal Home Loan Mortgage Corporation	95,960	6,409,168	0.3%
Federal National Mortgage Association	128,592	8,219,601	0.4%
JPMorgan Chase & Co.	507,407	26,298,905	1.1%
Lehman Brothers Holdings, Inc.	98,926	7,259,190	0.3%
Merrill Lynch & Co., Inc.	139,027	12,891,974	0.5%
MetLife, Inc.	119,216	8,106,688	0.3%
Morgan Stanley	166,104	14,125,484	0.6%
Prudential Financial, Inc.	77,616	7,918,384	0.3%
The Goldman Sachs Group, Inc.	28,024	6,468,500	0.3%
The Travelers Companies, Inc.	106,978	5,794,998	0.3%
Wachovia Corp.	317,673	17,214,700	0.7%
Washington Mutual, Inc.	148,276	6,482,627	0.3%
Wells Fargo & Co.	309,715	11,177,614	0.5%
Other Securities		327,418,630	13.1%
Total Financials		581,314,776	23.8%
Health Care — (8.4%)
Johnson & Johnson	112,650	7,127,365	0.3%
Pfizer, Inc.	1,038,972	28,561,340	1.2%
UnitedHealth Group, Inc.	99,920	5,472,618	0.2%
* WellPoint, Inc.	114,028	9,283,019	0.4%
Other Securities		190,423,747	7.8%
Total Health Care		240,868,089	9.9%

83

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (10.4%)
FedEx Corp.	48,500	$5,413,570	0.2%
General Electric Co.	744,136	27,964,631	1.2%
Union Pacific Corp.	44,900	5,418,532	0.2%
United Technologies Corp.	77,924	5,497,538	0.2%
Other Securities		254,187,649	10.4%
Total Industrials		298,481,920	12.2%
Information Technology — (10.7%)
* Cisco Sytems, Inc.	195,762	5,269,913	0.2%
Hewlett-Packard Co.	192,714	8,808,957	0.4%
Intel Corp.	418,292	9,273,534	0.4%
International Business Machines Corp.	64,144	6,837,750	0.3%
Microsoft Corp.	313,224	9,606,580	0.4%
Other Securities		264,771,508	10.8%
Total Information Technology		304,568,242	12.5%
Materials — (4.1%)
Alcoa, Inc.	129,460	5,344,109	0.2%
Dow Chemical Co.	151,088	6,856,373	0.3%
Other Securities		103,407,801	4.2%
Total Materials		115,608,283	4.7%
Real Estate Investment Trusts — (0.0%)
Total Real Estate Investment Trusts		201,721	0.0%
Telecommunication Services — (3.2%)
AT&T, Inc.	939,042	38,819,996	1.6%
Sprint Nextel Corp.	445,000	10,168,250	0.4%
Verizon Communications, Inc.	427,856	18,624,572	0.8%
Other Securities		23,162,981	0.9%
Total Telecommunication Services		90,775,799	3.7%
Utilities — (2.0%)
Total Utilities		57,512,289	2.4%
TOTAL COMMON STOCKS		2,429,182,761	99.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		495	0.0%
TEMPORARY CASH INVESTMENTS — (0.6%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	18,133,430	18,133,430	0.7%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.4%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $498,968,298 FNMA, rates ranging from 5.000% to 6.500%, maturities ranging from 01/01/20 to 04/01/37, valued at $399,911,747) to be repurchased at $388,321,101	$388,264	388,263,832	15.9%
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $22,930,000 FHLB 4.875%, 11/18/11, valued at $23,702,914) to be repurchased at $22,973,539	22,970	22,970,151	0.9%
TOTAL SECURITIES LENDING COLLATERAL		411,233,983	16.8%
TOTAL INVESTMENTS — (100.0%) (Cost $2,578,804,249)		$2,858,550,669	116.9%

See accompanying Notes to Financial Statements.
84

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (86.4%)
Real Estate Investment Trusts — (86.4%)
#* Alexander's, Inc.	44,600	$19,385,390	0.6%
# Alexandria Real Estate Equities, Inc.	261,900	27,551,880	0.9%
AMB Property Corp.	882,709	51,064,716	1.7%
Apartment Investment & Management Co. Class A	870,900	47,786,283	1.6%
# Archstone-Smith Trust	1,964,755	121,225,383	4.0%
# AvalonBay Communities, Inc.	706,200	92,081,418	3.0%
BioMed Realty Trust, Inc.	582,560	16,346,634	0.5%
# Boston Properties, Inc.	1,057,600	122,343,168	4.0%
# Brandywine Realty Trust	788,553	25,083,871	0.8%
# BRE Properties, Inc. Class A	455,100	28,771,422	0.9%
# Camden Property Trust	505,700	37,750,505	1.2%
CBL & Associates Properties, Inc.	613,600	25,182,144	0.8%
# Colonial Properties Trust	412,756	20,369,509	0.7%
# Corporate Office Properties Trust	411,300	18,529,065	0.6%
# Crescent Real Estate Equities, Inc.	917,600	20,517,536	0.7%
# Developers Diversified Realty Corp.	1,131,565	69,760,982	2.3%
DiamondRock Hospitality Co.	841,314	17,617,115	0.6%
Digital Realty Trust, Inc.	495,490	20,116,894	0.7%
Duke Realty Corp.	1,220,800	48,978,496	1.6%
# Equity One, Inc.	656,076	19,223,027	0.6%
# Equity Residential	2,617,450	132,626,192	4.4%
# Essex Property Trust, Inc.	215,400	27,405,342	0.9%
Federal Realty Investment Trust	493,400	43,725,108	1.4%
# First Industrial Realty Trust, Inc.	400,000	17,840,000	0.6%
# General Growth Properties, Inc.	2,167,500	127,969,200	4.2%
Highwood Properties, Inc.	399,800	17,527,232	0.6%
# Home Properties, Inc.	296,390	17,072,064	0.6%
Hospitality Properties Trust	832,650	37,002,966	1.2%
# Host Marriott Corp.	4,672,800	119,249,856	3.9%
HRPT Properties Trust	1,883,700	21,624,876	0.7%
# Kilroy Realty Corp.	289,400	21,508,208	0.7%
Kimco Realty Corp.	2,246,356	103,983,819	3.4%
# LaSalle Hotel Properties	357,400	17,012,240	0.6%
Liberty Property Trust	817,200	38,343,024	1.3%
Mack-Cali Realty Corp.	590,500	28,515,245	0.9%
# Pennsylvania Real Estate Investment Trust	330,781	15,722,021	0.5%
# Post Properties, Inc.	385,600	20,444,512	0.7%
# ProLogis	2,277,907	147,289,467	4.8%
Public Storage, Inc.	1,519,334	135,980,393	4.5%
# Realty Income Corp.	897,700	24,614,934	0.8%
# Regency Centers Corp.	613,700	48,218,409	1.6%
Senior Housing Properties Trust	743,800	17,479,300	0.6%
# Simon Property Group, Inc.	1,979,497	213,746,086	7.0%
# SL Green Realty Corp.	526,587	73,764,307	2.4%
# Strategic Hotel Capital, Inc.	671,400	15,657,048	0.5%
Taubman Centers, Inc.	473,100	26,029,962	0.9%
The Macerich Co.	638,500	56,954,200	1.9%
# UDR, Inc.	1,206,400	36,626,304	1.2%
# Vornado Realty Trust	1,344,293	162,672,896	5.4%
# Weingarten Realty Investors	766,900	35,783,554	1.2%
Other Securities		386,110,078	12.7%
TOTAL COMMON STOCKS		3,038,184,281	99.9%

85

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (13.6%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $645,717,977 FNMA, rates ranging from 4.500% to 6.500%, maturities ranging from 06/01/22 to 09/01/36, valued at $458,031,403) to be repurchased at $444,756,274	$444,691	$444,690,682	14.6%
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $36,955,000 FHLB 4.125%, 10/19/07 & 4.750%, 06/11/08 & Tennessee Valley Authority 5.328%(y), 01/15/38 & 6.790%, 05/23/12, valued at $36,830,710) to be repurchased at $35,401,091	35,396	35,395,870	1.2%
TOTAL SECURITIES LENDING COLLATERAL		480,086,552	15.8%
TOTAL INVESTMENTS — (100.0%) (Cost $2,464,085,960)		$3,518,270,833	115.7%

See accompanying Notes to Financial Statements.
86

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.2%)
COMMON STOCKS — (4.2%)
BHP Billiton, Ltd.	360,962	$9,498,785	0.5%
Other Securities		94,041,060	4.6%
TOTAL — AUSTRALIA		103,539,845	5.1%
AUSTRIA — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		8,338,138	0.4%
BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		18,857,674	0.9%
CANADA — (6.1%)
COMMON STOCKS — (6.1%)
# Manulife Financial Corp.	196,798	7,341,287	0.4%
# Royal Bank of Canada	221,353	12,071,354	0.6%
Other Securities		130,158,473	6.4%
TOTAL — CANADA		149,571,114	7.4%
DENMARK — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		17,414,925	0.9%
FINLAND — (1.2%)
COMMON STOCKS — (1.2%)
Nokia Oyj	422,721	11,571,807	0.6%
Other Securities		17,797,531	0.9%
TOTAL — FINLAND		29,369,338	1.5%
FRANCE — (7.3%)
COMMON STOCKS — (7.3%)
# AXA SA	169,056	7,386,152	0.4%
# BNP Paribas SA	100,729	12,213,148	0.6%
# L'Oreal SA	64,016	7,601,002	0.4%
# Sanofi - Aventis	111,839	10,773,482	0.5%
# Societe Generale Paris	44,297	8,628,216	0.4%
# Total SA	235,328	17,737,143	0.9%
Other Securities		115,923,269	5.7%
TOTAL — FRANCE		180,262,412	8.9%
GERMANY — (5.9%)
COMMON STOCKS — (5.9%)
Allianz SE	40,153	8,892,108	0.4%
DaimlerChrysler AG	90,972	8,314,093	0.4%
# Deutsche Bank AG	50,797	7,725,868	0.4%
E.ON AG	65,458	10,772,627	0.5%
Siemens AG	83,409	10,983,715	0.6%
Other Securities		99,921,832	5.0%
TOTAL — GERMANY		146,610,243	7.3%

87

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GREECE — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		$10,619,828	0.5%
HONG KONG — (1.4%)
COMMON STOCKS — (1.4%)
Other Securities		35,663,722	1.8%
IRELAND — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		15,091,115	0.7%
ITALY — (2.8%)
COMMON STOCKS — (2.8%)
# Eni SpA	285,395	10,088,734	0.5%
# UniCredito Italiano SpA	1,207,251	11,339,272	0.6%
Other Securities		47,266,433	2.3%
TOTAL COMMON STOCKS		68,694,439	3.4%
PREFERRED STOCKS — (0.0%)
Other Securities		76,051	0.0%
TOTAL — ITALY		68,770,490	3.4%
JAPAN — (17.1%)
COMMON STOCKS — (17.1%)
Canon, Inc.	127,500	7,500,347	0.4%
Mitsubishi UFJ Financial Group, Inc.	923	10,632,201	0.5%
Mizuho Financial Group, Inc.	1,273	9,017,782	0.5%
Nippon Telegraph & Telephone Corp.	2,177	10,225,959	0.5%
NTT DoCoMo, Inc.	6,017	10,249,655	0.5%
Sumitomo Mitsui Financial Group, Inc.	970	9,425,189	0.5%
Toyota Motor Credit Corp.	323,900	19,507,806	1.0%
Other Securities		345,328,980	17.0%
TOTAL — JAPAN		421,887,919	20.9%
NETHERLANDS — (3.3%)
COMMON STOCKS — (3.3%)
ABN AMRO Holding NV	189,858	9,100,566	0.5%
# ING Groep NV	219,463	9,754,605	0.5%
Royal Dutch Shell P.L.C. Series A	422,155	15,700,831	0.8%
Other Securities		46,846,426	2.2%
TOTAL — NETHERLANDS		81,402,428	4.0%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		2,573,356	0.1%
NORWAY — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		14,056,750	0.7%
PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		5,704,114	0.3%

88

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SINGAPORE — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		$17,686,015	0.9%
SPAIN — (3.2%)
COMMON STOCKS — (3.2%)
# Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	399,400	10,080,856	0.5%
Banco Santander Central Hispano SA	566,687	10,874,434	0.5%
# Telefonica SA	405,073	9,216,617	0.5%
Other Securities		49,202,650	2.4%
TOTAL — SPAIN		79,374,557	3.9%
SWEDEN — (1.9%)
COMMON STOCKS — (1.9%)
Other Securities		46,267,850	2.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4	0.0%
TOTAL — SWEDEN		46,267,854	2.3%
SWITZERLAND — (5.2%)
COMMON STOCKS — (5.2%)
# Credit Suisse Group	134,647	10,235,074	0.5%
Nestle SA	50,328	19,603,808	1.0%
Novartis AG	239,486	13,469,840	0.7%
Roche Holding AG Genusschein	81,241	14,906,394	0.7%
UBS AG	219,630	14,333,147	0.7%
Other Securities		55,407,470	2.7%
TOTAL — SWITZERLAND		127,955,733	6.3%
UNITED KINGDOM — (17.3%)
COMMON STOCKS — (17.3%)
Anglo American P.L.C.	183,426	11,083,029	0.6%
AstraZeneca P.L.C.	170,638	9,072,924	0.5%
Barclays P.L.C	720,934	10,307,582	0.5%
BP P.L.C.	2,255,040	25,187,330	1.3%
British American Tobacco P.L.C.	273,139	9,257,663	0.5%
GlaxoSmithKline P.L.C.	629,019	16,385,344	0.8%
HBOS P.L.C.	494,812	10,646,239	0.5%
HSBC Holdings P.L.C.	1,242,796	22,991,241	1.1%
Man Group P.L.C.	737,610	8,597,810	0.4%
Rio Tinto P.L.C.	114,511	8,359,484	0.4%
Royal Bank of Scotland Group P.L.C.	1,242,951	15,440,833	0.8%
Royal Dutch Shell P.L.C. Series B	303,924	11,471,807	0.6%
Tesco P.L.C.	1,021,818	9,283,585	0.5%
Vodafone Group P.L.C.	6,093,647	19,068,058	1.0%
Xstrata P.L.C.	127,850	7,356,499	0.4%
Other Securities		233,118,119	11.3%
TOTAL — UNITED KINGDOM		427,627,547	21.2%

89

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $2,620,000 FHLMC 6.275%(r), 09/01/36, valued at $2,456,556) to be repurchased at $2,417,348	$2,417	$2,417,000	0.1%
SECURITIES LENDING COLLATERAL — (18.6%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $224,808,087 FHLMC, rates ranging from 6.000% to 6.500%, maturities ranging from 07/01/21 to 05/01/37; FNMA, rates ranging from 5.260%(r) to 5.988%(r), maturities ranging from 01/01/17 to 03/01/37; & GNMA 5.500%, 11/20/36, valued at $213,316,090) to be repurchased at $209,164,268	209,133	209,133,421	10.4%
@ Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $493,262,234 FHLMC, rates ranging from 4.500% to 6.500%, maturities ranging from 08/01/20 to 08/01/34 & FNMA, rates ranging from 5.000% to 7.500%, maturities ranging from 07/01/18 to 04/01/37, valued at $256,021,125) to be repurchased at $251,036,883	251,000	251,000,000	12.4%
TOTAL SECURITIES LENDING COLLATERAL		460,133,421	22.8%
TOTAL INVESTMENTS — (100.0%) (Cost $1,762,311,979)		$2,471,195,538	122.3%

See accompanying Notes to Financial Statements.
90

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.2%)
COMMON STOCKS — (4.2%)
Commonwealth Bank of Australia	108,575	$4,980,267	0.3%
Other Securities		75,346,992	4.8%
TOTAL COMMON STOCKS		80,327,259	5.1%
PREFERRED STOCKS — (0.0%)
Other Securities		56,876	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4,457	0.0%
TOTAL — AUSTRALIA		80,388,592	5.1%
AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		12,102,031	0.8%
BELGIUM — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		17,287,574	1.1%
CANADA — (5.9%)
COMMON STOCKS — (5.9%)
EnCana Corp.	62,100	3,814,482	0.3%
# Manulife Financial Corp.	125,143	4,668,293	0.3%
Other Securities		104,885,748	6.6%
TOTAL — CANADA		113,368,523	7.2%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		16,388,178	1.0%
FINLAND — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		25,153,693	1.6%
FRANCE — (6.5%)
COMMON STOCKS — (6.5%)
AXA SA Sponsored ADR	163,300	7,134,577	0.5%
# BNP Paribas SA	80,387	9,746,730	0.6%
Sanofi - Aventis ADR	154,095	7,411,969	0.5%
# Societe Generale Paris	26,691	5,198,901	0.3%
Total SA Sponsored ADR	50,600	3,817,770	0.3%
Vivendi SA	110,962	4,832,979	0.3%
Other Securities		86,076,288	5.4%
TOTAL COMMON STOCKS		124,219,214	7.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		712	0.0%
TOTAL — FRANCE		124,219,926	7.9%

91

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (5.8%)
COMMON STOCKS — (5.8%)
Allianz SE	28,250	$6,256,122	0.4%
Commerzbank AG	101,550	4,982,059	0.3%
DaimlerChrysler AG	65,706	6,004,988	0.4%
Deutsche Bank AG	30,048	4,570,091	0.3%
Deutsche Bank AG ADR	35,300	5,369,130	0.4%
# Deutsche Telekom AG	240,114	4,459,189	0.3%
# E.ON AG Sponsored ADR	169,500	9,295,380	0.6%
Siemens AG Sponsored ADR	43,000	5,676,000	0.4%
Other Securities		64,871,670	4.0%
TOTAL — GERMANY		111,484,629	7.1%
GREECE — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		15,406,018	1.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		9,356	0.0%
TOTAL — GREECE		15,415,374	1.0%
HONG KONG — (2.3%)
COMMON STOCKS — (2.3%)
Other Securities		43,417,238	2.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,011	0.0%
TOTAL — HONG KONG		43,423,249	2.8%
IRELAND — (1.0%)
COMMON STOCKS — (1.0%)
Allied Irish Banks P.L.C. Sponsored ADR	71,400	4,315,416	0.3%
Other Securities		15,259,628	0.9%
TOTAL — IRELAND		19,575,044	1.2%
ITALY — (2.7%)
COMMON STOCKS — (2.7%)
# Intesa Sanpaolo SpA	522,659	3,992,040	0.3%
UniCredito Italiano SpA	578,753	5,436,018	0.4%
Other Securities		41,201,894	2.5%
TOTAL COMMON STOCKS		50,629,952	3.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		36,020	0.0%
TOTAL — ITALY		50,665,972	3.2%
JAPAN — (17.1%)
COMMON STOCKS — (17.1%)
Mitsubishi UFJ Financial Group, Inc.	606	6,977,295	0.5%
Mizuho Financial Group, Inc.	679	4,809,956	0.3%
Sony Corp. Sponsored ADR	72,000	4,154,400	0.3%
Toyota Motor Corp. Sponsored ADR	41,400	4,999,464	0.3%
Other Securities		304,499,202	19.3%
TOTAL — JAPAN		325,440,317	20.7%

92

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NETHERLANDS — (3.1%)
COMMON STOCKS — (3.1%)
ABN AMRO Holding NV Sponsored ADR	143,146	$6,866,714	0.5%
Aegon NV	205,374	4,205,146	0.3%
# Arcelor Mittal NV	103,583	6,217,540	0.4%
ING Groep NV Sponsored ADR	135,000	5,999,400	0.4%
# Koninklijke Philips Electronics NV	89,615	3,801,890	0.3%
Other Securities		32,703,660	1.9%
TOTAL — NETHERLANDS		59,794,350	3.8%
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		3,364,937	0.2%
NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		12,932,839	0.8%
PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		7,109,390	0.5%
SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		17,608,212	1.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		21,054	0.0%
TOTAL — SINGAPORE		17,629,266	1.1%
SPAIN — (2.7%)
COMMON STOCKS — (2.7%)
# Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	219,900	5,550,276	0.4%
Banco Santander Central Hispano SA Sponsored ADR	278,700	5,351,040	0.4%
Other Securities		40,693,351	2.5%
TOTAL COMMON STOCKS		51,594,667	3.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		17,553	0.0%
TOTAL — SPAIN		51,612,220	3.3%
SWEDEN — (2.3%)
COMMON STOCKS — (2.3%)
Other Securities		43,337,989	2.8%
SWITZERLAND — (5.3%)
COMMON STOCKS — (5.3%)
Compagnie Financiere Richemont AG Series A	67,341	4,145,955	0.3%
Credit Suisse Group Sponsored ADR	134,700	10,227,771	0.7%
Nestle SA	29,099	11,334,669	0.7%
Novartis AG ADR	82,902	4,657,434	0.3%
# Swiss Re	55,395	5,274,185	0.4%
UBS AG	117,342	7,657,789	0.5%
Zurich Financial SVCS AG	23,794	7,282,213	0.5%
Other Securities		49,692,117	3.0%
TOTAL COMMON STOCKS		100,272,133	6.4%

93

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
Other Securities		$652	0.0%
TOTAL — SWITZERLAND		100,272,785	6.4%
UNITED KINGDOM — (16.1%)
COMMON STOCKS — (16.1%)
Anglo American P.L.C.	97,054	5,864,230	0.4%
Aviva P.L.C.	260,311	4,112,427	0.3%
Barclays P.L.C. Sponsored ADR	167,000	9,557,410	0.6%
BHP Billiton P.L.C. ADR	78,500	3,848,855	0.3%
BP P.L.C. Sponsored ADR	141,000	9,448,410	0.6%
HBOS P.L.C.	379,803	8,171,737	0.5%
HSBC Holdings P.L.C. Sponsored ADR	150,900	14,039,736	0.9%
Lloyds TSB Group P.L.C. Sponsored ADR	92,600	4,250,340	0.3%
Royal Bank of Scotland Group P.L.C.	977,792	12,146,837	0.8%
Royal Dutch Shell P.L.C. Series B	111,150	4,195,428	0.3%
SABmiller P.L.C.	172,221	4,098,693	0.3%
Vodafone Group P.L.C. Sponsored ADR	452,462	14,220,881	0.9%
Other Securities		213,493,397	13.3%
TOTAL — UNITED KINGDOM		307,448,381	19.5%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $13,740,000 FNMA 6.50%, 11/01/36, valued at $12,043,034) to be repurchased at $11,862,710	$11,861	11,861,000	0.8%
SECURITIES LENDING COLLATERAL — (17.7%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $383,282,717 FHLMC, rates ranging from 4.500% to 8.000%, maturities ranging from 07/01/20 to 04/01/37 & FNMA, rates ranging from 4.354%(r) to 7.000%, maturities ranging from 05/01/22 to 06/01/37, valued at $288,911,969) to be repurchased at $283,288,629	283,247	283,246,850	18.0%
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $60,746,920 FHLMC 5.626%(r), 04/01/37 & FNMA 5.627%(r), 03/01/36 & 5.688%(r), 04/01/36, valued at $55,109,265) to be repurchased at $54,036,660	54,029	54,028,691	3.4%
TOTAL SECURITIES LENDING COLLATERAL		337,275,541	21.4%
TOTAL INVESTMENTS — (100.0%) (Cost $1,655,931,280)		$1,907,551,800	121.3%

See accompanying Notes to Financial Statements.
94

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
BRAZIL — (12.6%)
COMMON STOCKS — (2.3%)
Companhia Siderurgica Nacional SA Sponsored ADR	149,228	$7,946,391	0.6%
Companhia Vale do Rio Doce ADR	164,600	7,481,070	0.6%
Empresa Brasileira de Aeronautica SA ADR	91,925	4,456,524	0.3%
Other Securities		12,594,007	0.9%
TOTAL COMMON STOCKS		32,477,992	2.4%
PREFERRED STOCKS — (10.3%)
Banco Bradesco SA Sponsored ADR	542,500	13,774,075	1.1%
Banco Itau Holding Financeira SA ADR	220,900	9,739,481	0.7%
Companhia Vale do Rio Doce Series A	118,764	4,539,740	0.4%
Companhia Vale do Rio Doce Sponsored ADR	244,400	9,380,072	0.7%
Gerdau SA Sponsored ADR	324,450	7,377,993	0.6%
Investimentos Itau SA	1,665,950	10,432,784	0.8%
Metalurgica Gerdau SA	197,450	5,848,467	0.5%
Unibanco-Uniao de Bancos Brasileiros SA GDR	91,947	10,326,568	0.8%
Unibanco-Uniao de Bancos Brasileiros Units SA	419,000	4,691,666	0.4%
Usinas Siderurgicas de Minas Gerais SA Series A	146,800	8,176,783	0.6%
Other Securities		60,303,621	4.4%
TOTAL PREFERRED STOCKS		144,591,250	11.0%
TOTAL — BRAZIL		177,069,242	13.4%
CHILE — (2.8%)
COMMON STOCKS — (2.8%)
Empresas Copec SA	315,666	4,606,465	0.4%
Other Securities		34,140,796	2.5%
TOTAL COMMON STOCKS		38,747,261	2.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		3,112	0.0%
TOTAL — CHILE		38,750,373	2.9%
CZECH REPUBLIC — (1.2%)
COMMON STOCKS — (1.2%)
CEZ A.S.	119,417	6,100,959	0.5%
Other Securities		10,558,521	0.8%
TOTAL — CZECH REPUBLIC		16,659,480	1.3%
HUNGARY — (1.7%)
COMMON STOCKS — (1.7%)
MOL Hungarian Oil & Gas NYRT	65,139	8,382,272	0.7%
OTP Bank NYRT	146,332	7,745,800	0.6%
Other Securities		8,350,692	0.6%
TOTAL — HUNGARY		24,478,764	1.9%

95

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
INDIA — (10.9%)
COMMON STOCKS — (10.9%)
ICICI Bank Sponsored ADR	221,453	$10,530,090	0.8%
Infosys Technologies, Ltd.	145,919	6,926,083	0.5%
* Reliance Communications, Ltd.	858,243	10,682,772	0.8%
Reliance Industries, Ltd.	430,265	18,713,988	1.4%
Other Securities		106,014,260	8.1%
TOTAL COMMON STOCKS		152,867,193	11.6%
PREFERRED STOCKS — (0.0%)
Other Securities		4,425	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		5,575	0.0%
TOTAL — INDIA		152,877,193	11.6%
INDONESIA — (2.8%)
COMMON STOCKS — (2.8%)
PT Telekomunikasi Indonesia Tbk Sponsored ADR	98,712	4,338,392	0.3%
Other Securities		34,529,763	2.7%
TOTAL COMMON STOCKS		38,868,155	3.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		29,628	0.0%
TOTAL — INDONESIA		38,897,783	3.0%
ISRAEL — (3.6%)
COMMON STOCKS — (3.6%)
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	329,292	12,908,246	1.0%
Other Securities		38,067,373	2.9%
TOTAL — ISRAEL		50,975,619	3.9%
MALAYSIA — (5.5%)
COMMON STOCKS — (5.5%)
Other Securities		77,901,780	5.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		5,031	0.0%
TOTAL — MALAYSIA		77,906,811	5.9%
MEXICO — (9.0%)
COMMON STOCKS — (9.0%)
# Alfa S.A.B. de C.V. Series A	514,000	4,044,229	0.3%
America Movil S.A.B. de C.V. Series L ADR	278,275	16,849,551	1.3%
*# Carso Global Telecom S.A. de C.V. Telecom Series A1	973,300	5,745,819	0.4%
Cemex S.A.B. de C.V. Sponsored ADR	445,926	17,337,603	1.3%
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	225,240	8,973,562	0.7%
# Grupo Financiero Banorte S.A.B. de C.V.	1,194,380	5,582,930	0.4%
Grupo Mexico S.A.B. de C.V. Series B	994,848	5,898,964	0.5%
Grupo Televisa S.A. de C.V. Sponsored ADR	198,320	5,707,650	0.4%
Telefonos de Mexico S.A. de C.V. Sponsored ADR	225,025	9,100,011	0.7%
# Wal-Mart de Mexico SAB de C.V. Series V	1,478,460	5,594,731	0.4%
Other Securities		42,118,830	3.2%
TOTAL — MEXICO		126,953,880	9.6%

96

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PHILIPPINES — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		$18,961,943	1.4%
POLAND — (3.3%)
COMMON STOCKS — (3.3%)
* Polski Koncern Naftowy Orlen SA	326,842	5,665,615	0.4%
Other Securities		39,980,117	3.1%
TOTAL COMMON STOCKS		45,645,732	3.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		134,539	0.0%
TOTAL — POLAND		45,780,271	3.5%
SOUTH AFRICA — (10.8%)
COMMON STOCKS — (10.8%)
Barloworld, Ltd.	204,546	5,667,967	0.4%
FirstRand, Ltd.	1,668,730	5,354,242	0.4%
Impala Platinum Holdings, Ltd.	168,111	5,137,704	0.4%
MTN Group, Ltd.	475,985	6,530,613	0.5%
Sanlam, Ltd.	1,747,032	5,638,564	0.4%
Sasol, Ltd. Sponsored ADR	221,100	8,041,407	0.6%
Standard Bank Group, Ltd.	594,153	8,777,613	0.7%
Other Securities		106,273,326	8.1%
TOTAL — SOUTH AFRICA		151,421,436	11.5%
SOUTH KOREA — (12.3%)
COMMON STOCKS — (12.3%)
Kookmin Bank Sponsored ADR	50,940	4,604,467	0.4%
POSCO ADR	68,440	8,164,892	0.6%
Samsung Corp.	75,610	3,958,331	0.3%
Samsung Electronics Co., Ltd.	23,700	13,694,741	1.1%
SK Corp., Ltd.	49,992	5,654,694	0.4%
Other Securities		136,701,888	10.3%
TOTAL — SOUTH KOREA		172,779,013	13.1%
TAIWAN — (10.4%)
COMMON STOCKS — (10.4%)
Hon Hai Precision Industry Co., Ltd.	733,470	5,181,443	0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	3,906,878	8,128,006	0.6%
Other Securities		133,384,317	10.1%
TOTAL — TAIWAN		146,693,766	11.1%
THAILAND — (2.3%)
COMMON STOCKS — (2.3%)
Other Securities		32,503,291	2.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,584	0.0%
TOTAL — THAILAND		32,509,875	2.5%
TURKEY — (3.0%)
COMMON STOCKS — (3.0%)
Turkiye Garanti Bankasi A.S.	738,625	4,078,313	0.3%
Turkiye Is Bankasi A.S.	844,724	3,954,126	0.3%
Other Securities		34,582,835	2.6%
TOTAL — TURKEY		42,615,274	3.2%

97

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $11,275,000 FNMA 6.50%, 11/01/36, valued at $9,882,475) to be repurchased at $9,736,403	$9,735	$9,735,000	0.7%
SECURITIES LENDING COLLATERAL — (5.8%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $48,296,435 FHLMC, rates ranging from 4.203%(r) to 5.961%(r), maturities ranging from 04/01/35 to 05/01/37 & FNMA 4.731%(r), 01/01/35 & 5.522%(r), 03/01/34, valued at $24,076,531) to be repurchased at $23,607,903	23,604	23,604,421	1.8%
@ Repurchase Agreement, Merrill Lynch Government 5.31%, 06/01/07 (Collateralized by $61,988,421 FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 08/01/20 to 04/01/37, valued at $59,160,616) to be repurchased at $58,008,555	58,000	58,000,000	4.4%
TOTAL SECURITIES LENDING COLLATERAL		81,604,421	6.2%
TOTAL INVESTMENTS — (100.0%) (Cost $1,014,520,978)		$1,406,670,144	106.7%

See accompanying Notes to Financial Statements.
98

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2007
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRALIA — (0.1%)
BONDS — (0.1%)
Toyota Finance Australia 4.710%, 12/20/07	4,000	$3,282,467
AUSTRIA — (5.8%)
BONDS — (5.8%)
Austria, Republic of (f) 3.000%, 08/21/09	30,800	25,153,325
Oesterreichische Kontrollbank AG (j) 1.800%, 03/22/10	7,470,000	62,528,810
Pfandbriefstelle der Oesterreichischen Landes-Hypothekenbanken (j) 1.600%, 02/15/11	9,346,000	77,693,751
TOTAL — AUSTRIA		165,375,886
BELGIUM — (2.9%)
BONDS — (2.9%)
Belgium, Kingdom of 5.750%, 03/28/08	60,000	81,619,021
CANADA — (1.8%)
BONDS — (1.8%)
Canadian Government (j) 1.900%, 03/23/09	2,600,000	21,705,022
Ontario, Province of (j) 1.875%, 01/25/10	3,610,000	30,301,664
TOTAL — CANADA		52,006,686
DENMARK — (3.4%)
BONDS — (3.4%)
Denmark, Kingdom of 7.000%, 11/15/07	387,000	70,631,939
Kommunekredit (f) 3.000%, 11/19/08	33,000	26,965,645
TOTAL — DENMARK		97,597,584
FRANCE — (6.9%)
BONDS — (6.9%)
Caisse D'Amortissement de la Dette Sociale SA (g) 4.625%, 12/07/07	6,000	11,801,844
CDC Fin-CDC Ixis Caide 2.750%, 06/26/08	12,100	16,003,475
Dexia Municipal Agency (f) 4.000%, 03/08/10	18,000	15,062,302
ERAP 3.375%, 04/25/08	30,000	40,046,866
French Treasury Note 2.750%, 03/12/08	50,500	67,147,829
Total Capital SA (f) 2.375%, 10/01/09	15,000	12,064,149
(f) 1.625%, 07/12/11	9,650	7,436,322

	Face Amount^	Value†
	(000)
UNEDIC 3.500%, 09/18/08	20,000	$26,612,710
TOTAL — FRANCE		196,175,497
GERMANY — (13.2%)
BONDS — (13.2%)
Bayerische Landesbank 2.875%, 02/15/08	30,400	40,497,746
(f) 3.125%, 02/10/09	8,000	6,552,476
(j) 1.000%, 09/20/10	2,950,000	24,015,860
BundesObligation 4.250%, 02/15/08	26,700	35,912,558
DSL Bank AG (j) 1.750%, 10/07/09	1,450,000	12,100,149
KFW-Kreditanstalt Fuer Wiederaufbau AG (g) 5.375%, 12/07/07	4,000	7,898,548
(s) 3.750%, 01/28/09	15,560	2,231,540
(j) 1.750%, 03/23/10	750,000	6,269,569
(j) 1.850%, 09/20/10	7,580,000	63,609,840
Landesbank Hessen-Thuringen Girozentrale (g) 5.125%, 12/07/07	5,425	10,690,599
Landeskreditbank Baden-Wuerttemberg Foerderbank
(g) 5.000%, 12/07/07	7,000	13,783,968
3.000%, 07/04/08	12,800	16,977,520
Landwirtschaftliche Rentenbank (t) 4.900%, 11/19/07	37,000	30,409,419
3.000%, 01/31/08	9,000	12,006,769
3.625%, 09/01/08	28,000	37,314,232
Norddeutsche Landesbank (j) 0.450%, 01/19/09	6,700,000	54,641,721
TOTAL — GERMANY		374,912,514
JAPAN — (2.7%)
BONDS — (2.7%)
Japan Finance Corporation for Municipal Enterprises 1.550%, 02/21/12	9,138,000	75,998,501
NETHERLANDS — (7.1%)
BONDS — (7.1%)
Deutsche Bahn Finance AG 4.875%, 07/06/09	10,214	13,845,159
Nederlandse Waterschapsbank NV 3.250%, 06/01/08	23,900	31,804,375
(f) 3.500%, 10/29/09	3,000	2,470,927
Netherlands, Government of 2.500%, 01/15/08	56,200	74,817,635
Rabobank Nederland NV (s) 2.250%, 05/08/09	37,000	5,145,157
(j) 0.800%, 02/03/11	9,085,000	73,318,264
TOTAL — NETHERLANDS		201,401,517

99

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
NORWAY — (3.0%)
BONDS — (3.0%)
Eksportfinans ASA (f) 2.000%, 03/17/09	17,000	$13,649,745
(j) 1.800%, 06/21/10	7,298,000	61,086,779
Kommunalbanken AS (t) 5.200%, 09/10/07	13,103	10,812,997
TOTAL — NORWAY		85,549,521
SPAIN — (2.6%)
BONDS — (2.6%)
Instituto de Credito Oficial (g) 4.750%, 12/07/07	3,000	5,907,462
3.000%, 06/16/08	19,100	25,347,804
5.000%, 12/18/08	6,000	8,131,845
2.875%, 03/16/09	25,650	33,579,657
TOTAL — SPAIN		72,966,768
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (5.7%)
BONDS — (5.7%)
African Development Bank (f) 1.500%, 04/11/08	4,000	3,231,156
(j) 1.950%, 03/23/10	1,000,000	8,375,029
Eurofima (s) 5.625%, 02/05/08	43,100	6,293,526
European Investment Bank (g) 4.500%, 12/07/07	2,000	3,931,904
(e) 5.000%, 04/15/08	7,500	10,145,814
(s) 4.000%, 04/15/09	269,700	38,848,626
(f) 1.500%, 03/01/10	18,500	14,543,238
(d) 5.000%, 06/10/10	65,000	11,819,167
Inter-American Development Bank (j) 1.900%, 07/08/09	7,500,000	62,740,181
Oresundsbro Konsortiet (s) 6.000%, 04/20/09	9,000	1,335,993
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		161,264,634
SWEDEN — (5.2%)
BONDS — (5.2%)
Kommuninvest I Sverige AB 4.100%, 05/11/09	156,000	22,433,438
(f) 2.250%, 12/14/09	9,260	7,425,503
Stockholm, Sweden, City of 3.375%, 03/08/10	254,400	35,654,641
Swedish Export Credit Corp. (d) 5.375%, 10/15/09	6,790	1,244,082
Swedish Government 5.000%, 01/28/09	269,000	39,459,346
4.000%, 12/01/09	277,000	39,856,230
TOTAL — SWEDEN		146,073,240
SWITZERLAND — (0.2%)
BONDS — (0.2%)
UBS AG (f) 0.875%, 12/29/09	6,700	5,182,949

	Face Amount^	Value†
	(000)
UNITED KINGDOM — (7.3%)
BONDS — (7.3%)
Bank of England Euro Note (e) 2.500%, 01/28/08	60,000	$79,859,443
BP Capital Markets P.L.C.
(f) 1.250%, 12/29/09	61,500	48,210,768
MBNA Europe Funding P.L.C. (e) 3.000%, 02/07/08	10,074	13,431,390
Network Rail MTN Finance P.L.C. (e) 3.125%, 03/30/09	47,000	61,791,982
Nework Rail Infrastructure Finance P.L.C.
4.500%, 03/14/08	2,500	4,898,312
TOTAL — UNITED KINGDOM		208,191,895
UNITED STATES — (31.6%)
AGENCY OBLIGATIONS — (0.7%)
Federal National Mortgage Association
(t) 6.375%, 08/15/07	25,480	21,089,433
BONDS — (6.2%)
Bank of America Corp. (e) 3.625%, 03/03/08	17,600	23,550,618
General Electric Capital Corp. (s) 3.250%, 01/28/10	37,640	5,282,296
(j) 1.450%, 11/10/11	8,883,000	72,644,546
Toyota Motor Credit Corp. (j) 0.550%, 06/30/10	9,193,000	73,916,781
TOTAL BONDS		175,394,241
COMMERCIAL PAPER — (24.7%)
Alfa Corp. 5.270%, 06/25/07	7,300	7,274,465
Barton Capital Corp. 5.250%, 06/01/07	14,800	14,800,000
5.250%, 06/04/07	13,600	13,593,971
Barton Capital Corp. 5.270%, 06/05/07	50,000	49,970,445
BASF AG 5.240%, 06/22/07	9,700	9,670,294
Cafco LLC 5.250%, 06/22/07	7,600	7,576,548
5.250%, 07/11/07	25,000	24,853,250
Ciesco L.P. 5.250%, 06/06/07	18,000	17,986,700
5.250%, 07/02/07	15,000	14,931,684
5.260%, 07/16/07	40,000	39,736,000
CRC Funding LLC 5.260%, 06/21/07	26,500	26,422,074
5.250%, 07/09/07	21,000	20,882,849
Eksportfinans 5.250%, 06/05/07	8,300	8,295,140

100

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
Greyhawk Funding LLC 5.260%, 06/04/07	12,700	$12,694,359
5.260%, 06/06/07	55,300	55,259,061
5.260%, 06/13/07	13,000	12,976,929
Hewlett-Packard Co. 5.260%, 06/20/07	82,200	81,970,933
ING America Insurance Holdings 5.240%, 06/15/07	4,500	4,490,807
Kittyhawk Funding Corp. 5.270%, 06/08/07	35,000	34,963,726
5.255%, 06/18/07	25,500	25,436,023
5.270%, 06/25/07	13,000	12,954,067
Sheffield Receivables Corp. 5.260%, 06/12/07	63,000	62,897,493
5.270%, 06/12/07	19,000	18,969,085
Total Capital SA 5.310%, 06/01/07	62,000	62,000,000

	Face Amount^	Value†
	(000)
Windmill Funding Corp. 5.250%, 06/06/07	30,700	$30,677,273
5.260%, 06/11/07	23,100	23,065,826
5.260%, 06/21/07	5,000	4,985,270
TOTAL COMMERCIAL PAPER		699,334,272
TOTAL — UNITED STATES		895,817,946
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $16,705,000 FNMA 6.50%, 11/01/36, valued at $14,641,840) to be repurchased at $14,424,079	$14,422	14,422,000
TOTAL INVESTMENTS — (100.0%) (Cost $2,832,157,886)		$2,837,838,626

See accompanying Notes to Financial Statements.
101

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	DFA Real Estate Securities Portfolio	Large Cap International Portfolio
ASSETS:
Investments at Value (including $117,162, $396,225, $466,766, and $429,858 of securities on loan, respectively)	$1,016,236	$2,429,184	$3,038,184	$2,008,645
Temporary Cash Investments at Value	8,258	18,133	—	2,417
Collateral Received from Securities on Loan at Value	120,797	411,234	480,087	460,133
Foreign Currencies at Value	—	—	—	9,296
Cash	258	269	—	15
Receivables:
Investment Securities Sold	2	2	4,848	3,961
Dividends, Interest, and Tax Reclaims	1,486	3,465	1,153	6,842
Securities Lending Income	35	135	66	758
Fund Shares Sold	2,973	5,144	3,324	2,474
Prepaid Expenses and Other Assets	34	168	41	48
Total Assets	1,150,079	2,867,734	3,527,703	2,494,589
LIABILITIES:
Payables:
Upon Return of Securities Loaned	120,797	411,234	480,087	460,133
Investment Securities Purchased	6,434	9,597	—	12,016
Fund Shares Redeemed	522	1,156	2,874	740
Due to Advisor	140	384	740	414
Loan Payable	—	—	2,244	—
Accrued Expenses and Other Liabilities	82	164	164	133
Total Liabilities	127,975	422,535	486,109	473,436
NET ASSETS	$1,022,104	$2,445,199	$3,041,594	$2,021,153
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	80,601,186	190,018,484	92,359,594	75,146,303
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$12.68	$12.87	$32.93	$26.90
Investments at Cost	$880,562	$2,149,437	$1,983,999	$1,299,761
Temporary Cash Investments at Cost	$8,258	$18,133	$—	$2,417
Collateral Received from Securities on Loan at Cost	$120,797	$411,234	$480,087	$460,133
Foreign Currencies at Cost	$—	$—	$—	$9,290
NET ASSETS CONSIST OF:
Paid-In Capital	$877,922	$2,148,881	$1,866,812	$1,290,175
Accumulated Net Investment Income (Loss)	3,709	8,436	129	22,280
Accumulated Net Realized Gain (Loss)	4,799	8,135	120,468	(148)
Net Unrealized Appreciation (Depreciation)	135,674	279,747	1,054,185	708,846
NET ASSETS	$1,022,104	$2,445,199	$3,041,594	$2,021,153
(1) NUMBER OF SHARES AUTHORIZED	150,000,000	200,000,000	200,000,000	200,000,000

See accompanying Notes to Financial Statements.
102

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	International Core Equity Portfolio	Emerging Markets Core Equity Portfolio	DFA Five-Year Global Fixed Income Portfolio
ASSETS:
Investments at Value (including $310,319, $77,784, and $0 of securities on loan, respectively)	$1,558,415	$1,315,331	$2,823,417
Temporary Cash Investments at Value	11,861	9,735	14,422
Collateral Received from Securities on Loan at Value	337,276	81,604	—
Foreign Currencies at Value	3,758	104	9,115
Cash	16	161	16
Receivables:
Investment Securities Sold	406	—	—
Dividends, Interest, and Tax Reclaims	5,371	3,371	22,932
Securities Lending Income	547	118	—
Fund Shares Sold	5,170	2,238	5,574
Realized Gain on Forward Currency Contracts	—	—	109
Unrealized Gain on Forward Currency Contracts	—	—	23,464
Prepaid Expenses and Other Assets	86	37	83
Total Assets	1,922,906	1,412,699	2,899,132
LIABILITIES:
Payables:
Upon Return of Securities Loaned	337,276	81,604	—
Investment Securities Purchased	12,132	81	8,363
Fund Shares Redeemed	309	10,859	1,476
Due to Advisor	437	591	592
Unrealized Loss on Forward Currency Contracts	—	—	388
Deferred Thailand Capital Gains Tax	—	579	—
Accrued Expenses and Other Liabilities	241	163	218
Total Liabilities	350,395	93,877	11,037
NET ASSETS	$1,572,511	$1,318,822	$2,888,095
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	106,244,586	70,373,467	269,198,631
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$14.80	$18.74	$10.73
Investments at Cost	$1,306,795	$923,182	$2,817,736
Temporary Cash Investments at Cost	$11,861	$9,735	$14,422
Collateral Received from Securities on Loan at Cost	$337,276	$81,604	$—
Foreign Currencies at Cost	$3,715	$103	$9,109
NET ASSETS CONSIST OF:
Paid-In Capital	$1,298,139	$918,883	$2,818,979
Accumulated Net Investment Income (Loss)	17,976	6,442	79,702
Accumulated Net Realized Gain (Loss)	4,773	1,891	(39,674)
Deferred Thailand Capital Gains Tax	—	(579)	—
Net Unrealized Appreciation (Depreciation)	251,623	392,185	29,088
NET ASSETS	$1,572,511	$1,318,822	$2,888,095
(1) NUMBER OF SHARES AUTHORIZED	150,000,000	150,000,000	400,000,000

See accompanying Notes to Financial Statements.
103

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	DFA Real Estate Securities Portfolio	Large Cap International Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, and $3,051, respectively)	$6,985	$14,454	$34,902	$29,696
Interest	186	657	478	160
Income from Securities Lending	184	469	426	1,835
Total Investment Income	7,355	15,580	35,806	31,691
Expenses
Investment Advisory Services Fees	715	1,726	4,446	2,294
Accounting & Transfer Agent Fees	54	101	166	109
Custodian Fees	18	37	18	128
Legal Fees	2	3	10	6
Audit Fees	3	4	12	8
Filing Fees	26	55	72	30
Shareholders' Reports	2	4	32	24
Directors'/Trustees' Fees & Expenses	2	3	15	9
Other	8	10	22	19
Total Expenses	830	1,943	4,793	2,627
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	28	48	—	—
Net Expenses	858	1,991	4,793	2,627
Net Investment Income (Loss)	6,497	13,589	31,013	29,064
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	—	17,486	—
Net Realized Gain (Loss) on: Investment Securities Sold	4,921	8,364	109,941	7,531
Foreign Currency Transactions	—	—	—	90
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	80,794	180,153	(127,192)	211,735
Translation of Foreign Currency Denominated Amounts	—	—	—	(128)
Net Realized and Unrealized Gain (Loss)	85,715	188,517	235	219,228
Net Increase (Decrease) in Net Assets Resulting from Operations	$92,212	$202,106	$31,248	$248,292

See accompanying Notes to Financial Statements.
104

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	International Core Equity Portfolio	Emerging Markets Core Equity Portfolio	DFA Five-Year Global Fixed Income Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $2,165, $1,162, and $0, respectively)	$20,328	$13,157	—
Interest	325	212	$41,437
Income from Securities Lending	1,580	508	—
Total Investment Income	22,233	13,877	41,437
Expenses
Investment Advisory Services Fees	2,060	2,899	3,265
Accounting & Transfer Agent Fees	75	68	150
Custodian Fees	187	441	127
Legal Fees	2	2	9
Audit Fees	3	6	11
Filing Fees	38	29	70
Shareholders' Reports	4	3	27
Directors'/Trustees' Fees & Expenses	3	3	14
Other	7	19	19
Total Expenses	2,379	3,470	3,692
Net Investment Income (Loss)	19,854	10,407	37,745
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on: Investment Securities Sold	4,859	2,165	(6,366)
Foreign Currency Transactions	(21)	(167)	(4,089)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	153,543	237,306	(50,234)
Translation of Foreign Currency Denominated Amounts	(58)	21	77,237
Deferred Thailand Capital Gains Tax	—	(169)	—
Net Realized and Unrealized Gain (Loss)	158,323	239,156	16,548
Net Increase (Decrease) in Net Assets Resulting from Operations	$178,177	$249,563	$54,293

See accompanying Notes to Financial Statements.
105

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Core Equity 1 Portfolio		U.S. Core Equity 2 Portfolio		DFA Real Estate Securities Portfolio		Large Cap International Portfolio
	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$6,497	$5,932	$13,589	$9,455	$31,013	$50,355	$29,064	$35,857
Capital Gain Distributions Received from Investment Securities	—	—	—	—	17,486	17,858	—	—
Net Realized Gain (Loss) on: Investment Securities Sold	4,921	1,503	8,364	2,921	109,941	75,136	7,531	16,379
Foreign Currency Transactions	—	—	—	—	—	—	90	17
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	80,794	52,372	180,153	95,057	(127,192)	610,102	211,735	286,181
Translation of Foreign Currency Denominated Amounts	—	—	—	—	—	—	(128)	147
Net Increase (Decrease) in Net Assets Resulting from Operations	92,212	59,807	202,106	107,433	31,248	753,451	248,292	338,581
Distributions From:
Net Investment Income	(3,154)	(5,955)	(5,734)	(9,388)	(30,675)	(79,145)	(5,766)	(40,654)
Net Short-Term Gains	(578)	(13)	(1,624)	(20)	(2,939)	—	—	—
Net Long-Term Gains	(1,040)	—	(1,516)	—	(70,533)	(28,912)	—	—
Total Distributions	(4,772)	(5,968)	(8,874)	(9,408)	(104,147)	(108,057)	(5,766)	(40,654)
Capital Share Transactions (1):
Shares Issued	299,846	487,106	1,078,111	957,339	579,213	711,130	229,421	389,496
Shares Issued in Lieu of Cash Distributions	4,672	5,909	8,732	9,288	102,212	105,884	5,433	37,524
Shares Redeemed	(22,124)	(18,175)	(51,186)	(30,420)	(403,958)	(462,032)	(129,466)	(177,163)
Net Increase (Decrease) from Capital Share Transactions	282,394	474,840	1,035,657	936,207	277,467	354,982	105,388	249,857
Total Increase (Decrease) in Net Assets	369,834	528,679	1,228,889	1,034,232	204,568	1,000,376	347,914	547,784
Net Assets
Beginning of Period	652,270	123,591	1,216,310	182,078	2,837,026	1,836,650	1,673,239	1,125,455
End of Period	$1,022,104	$652,270	$2,445,199	$1,216,310	$3,041,594	$2,837,026	$2,021,153	$1,673,239
(1) Shares Issued and Redeemed:
Shares Issued	25,334	45,767	89,084	88,583	17,443	24,946	9,194	18,097
Shares Issued in Lieu of Cash Distributions	403	550	744	852	3,200	3,849	225	1,796
Shares Redeemed	(1,851)	(1,697)	(4,222)	(2,811)	(12,212)	(16,184)	(5,173)	(8,223)
	23,886	44,620	85,606	86,624	8,431	12,611	4,246	11,670
Accumulated Net Investment Income (Loss) at End of Period	$3,709	$366	$8,436	$581	$129	$(209)	$22,280	$(1,125)

See accompanying Notes to Financial Statements.
106

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	International Core Equity Portfolio		Emerging Markets Core Equity Portfolio		DFA Five-Year Global Fixed Income Portfolio
	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$19,854	$10,384	$10,407	$9,949	$37,745	$55,362
Net Realized Gain (Loss) on: Investment Securities Sold	4,859	2,392	2,165	3,174	(6,366)	(28,108)
Foreign Currency Transactions	(21)	(150)	(167)	(915)	(4,089)	8,867
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	153,543	96,717	237,306	134,318	(50,234)	88,329
Translation of Foreign Currency Denominated Amounts	(58)	21	21	18	77,237	(42,594)
Deferred Thailand Capital Gains Tax	—	—	(169)	(380)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	178,177	109,364	249,563	146,164	54,293	81,856
Distributions From:
Net Investment Income	(2,567)	(9,763)	(4,143)	(8,470)	(6,129)	(54,715)
Net Short-Term Gains	(2,252)	—	(1,657)	(80)	—	—
Net Long-Term Gains	(205)	—	(1,602)	—	—	—
Return of Capital	—	—	—	—	—	(4,812)
Total Distributions	(5,024)	(9,763)	(7,402)	(8,550)	(6,129)	(59,527)
Capital Share Transactions (1):
Shares Issued	590,037	641,548	374,207	545,478	643,643	1,042,354
Shares Issued in Lieu of Cash Distributions	4,837	9,439	7,253	8,399	5,893	57,853
Shares Redeemed	(46,593)	(20,760)	(126,935)	(87,918)	(197,389)	(434,545)
Net Increase (Decrease) from Capital Share Transactions	548,281	630,227	254,525	465,959	452,147	665,662
Total Increase (Decrease) in Net Assets	721,434	729,828	496,686	603,573	500,311	687,991
Net Assets
Beginning of Period	851,077	121,249	822,136	218,563	2,387,784	1,699,793
End of Period	$1,572,511	$851,077	$1,318,822	$822,136	$2,888,095	$2,387,784
(1) Shares Issued and Redeemed:
Shares Issued	42,831	55,322	22,919	41,437	60,574	100,867
Shares Issued in Lieu of Cash Distributions	371	820	473	655	560	5,639
Shares Redeemed	(3,370)	(1,765)	(7,348)	(6,704)	(18,608)	(42,022)
	39,832	54,377	16,044	35,388	42,526	64,484
Accumulated Net Investment Income (Loss) at End of Period	$17,976	$860	$6,442	$1,260	$79,702	$43,308

See accompanying Notes to Financial Statements.
107

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	For the Period Sept. 15, 2005(a) to Nov. 30, 2005	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	For the Period Sept. 15, 2005(a) to Nov. 30, 2005
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$11.50	$10.22	$10.00	$11.65	$10.24	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.09	(A)	0.17	(A)	0.03	0.10	(A)	0.17	(A)	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	1.17	1.28	0.19	1.20	1.40	0.21
Total From Investment Operations	1.26	1.45	0.22	1.30	1.57	0.24
Less Distributions
Net Investment Income	(0.05)	(0.17)	—	(0.05)	(0.16)	—
Net Realized Gains	(0.03)	—	—	(0.03)	—	—
Total Distributions	(0.08)	(0.17)	—	(0.08)	(0.16)	—
Net Asset Value, End of Period	$12.68	$11.50	$10.22	$12.87	$11.65	$10.24
Total Return	10.99	%(C)	14.35%	2.20	%(C)	11.17	%(C)	15.50%	2.40	%(C)
Net Assets, End of Period (thousands)	$1,022,104	$652,270	$123,591	$2,445,199	$1,216,310	$182,078
Ratio of Expenses to Average Net Assets	0.20	%(B)	0.23%	0.23	%(B)(E)	0.23	%(B)	0.26%	0.26	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.20	%(B)	0.23%	0.37	%(B)(E)	0.23	%(B)	0.26%	0.38	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.55	%(B)	1.52%	1.85	%(B)(E)	1.58	%(B)	1.55%	1.92	%(B)(E)
Portfolio Turnover Rate	6	%(C)	6%	0	%(C)	2	%(C)	5%	0	%(C)

See accompanying Notes to Financial Statements.
108

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA Real Estate Securities Portfolio	Large Cap International Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$33.80	$25.75	$23.02	$18.80	$14.91	$15.02	$23.60	$19.00	$17.31	$14.65	$12.10	$13.90
Income From Investment Operations
Net Investment Income (Loss)	0.35	(A)	0.64	(A)	0.82	0.62	0.64	0.54	0.40	(A)	0.55	(A)	0.44	0.31	0.25	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	0.02	8.84	3.33	4.47	4.08	0.18	2.98	4.68	1.72	2.86	2.51	(1.79)
Total From Investment Operations	0.37	9.48	4.15	5.09	4.72	0.72	3.38	5.23	2.16	3.17	2.76	(1.57)
Less Distributions
Net Investment Income	(0.36)	(1.02)	(0.86)	(0.71)	(0.75)	(0.75)	(0.08)	(0.63)	(0.47)	(0.51)	(0.21)	(0.23)
Net Realized Gains	(0.88)	(0.41)	(0.56)	(0.16)	(0.08)	(0.08)	—	—	—	—	—	—
Total Distributions	(1.24)	(1.43)	(1.42)	(0.87)	(0.83)	(0.83)	(0.08)	(0.63)	(0.47)	(0.51)	(0.21)	(0.23)
Net Asset Value, End of Period	$32.93	$33.80	$25.75	$23.02	$18.80	$14.91	$26.90	$23.60	$19.00	$17.31	$14.65	$12.10
Total Return	1.19	%(C)	38.23%	18.81%	29.44%	33.48%	5.36%	14.36	%(C)	28.00%	12.73%	22.09%	23.32%	(11.50)%
Net Assets, End of Period (thousands)	$3,041,594	$2,837,026	$1,836,650	$1,308,898	$783,405	$413,264	$2,021,153	$1,673,239	$1,125,455	$844,883	$504,123	$337,367
Ratio of Expenses to Average Net Assets	0.32	%(B)	0.33%	0.37%	0.39%	0.41%	0.42%	0.29	%(B)	0.29%	0.37%	0.41%	0.43%	0.44%
Ratio of Net Investment Income to Average Net Assets	2.10	%(B)	2.25%	3.11%	3.61%	4.19%	4.71%	3.18	%(B)	2.56%	2.41%	2.07%	2.10%	1.74%
Portfolio Turnover Rate	10	%(C)	10%	3%	6%	2%	2%	1	%(C)	4%	4%	1%	1%	9%

See accompanying Notes to Financial Statements.
109

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

International Core Equity Portfolio	Emerging Markets Core Equity Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	For the Period Sept. 15, 2005 (a) to Nov. 30, 2005	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	For the Period Apr. 5, 2005 (a) to Nov. 30, 2005
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$12.82	$10.07	$10.00	$15.13	$11.54	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.23	(A)	0.28	(A)	0.04	(A)	0.16	(A)	0.27	(A)	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	1.83	2.71	0.03	3.59	3.54	1.51
Total From Investment Operations	2.06	2.99	0.07	3.75	3.81	1.61
Less Distributions
Net Investment Income	(0.04)	(0.24)	—	(0.08)	(0.22)	(0.07)
Net Realized Gains	(0.04)	—	—	(0.06)	—	—
Total Distributions	(0.08)	(0.24)	—	(0.14)	(0.22)	(0.07)
Net Asset Value, End of Period	$14.80	$12.82	$10.07	$18.74	$15.13	$11.54
Total Return	16.08	%(C)	30.06%	0.70	%(C)	24.94	%(C)	33.39%	16.12	%(C)
Net Assets, End of Period (thousands)	$1,572,511	$851,077	$121,249	$1,318,822	$822,136	$218,563
Ratio of Expenses to Average Net Assets	0.41	%(B)	0.48%	0.49	%(B)(E)	0.66	%(B)	0.74%	1.00	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.41	%(B)	0.46%	0.90	%(B)(E)	0.66	%(B)	0.72%	1.09	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	3.38	%(B)	2.35%	1.89	%(B)(E)	1.98	%(B)	2.02%	1.79	%(B)(E)
Portfolio Turnover Rate	1	%(C)	2%	0	%(C)	1	%(C)	6%	2	%(C)

See accompanying Notes to Financial Statements.
110

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA Five-Year Global Fixed Income Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$10.53	$10.48	$10.50	$10.92	$10.93	$10.50
Income From Investment Operations
Net Investment Income (Loss)	0.15	(A)	0.28	(A)	0.34	(A)	0.26	(A)	0.33	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	0.08	0.12	(0.11)	0.06	0.15	0.44
Total From Investment Operations	0.23	0.40	0.23	0.32	0.48	0.77
Less Distributions
Net Investment Income	(0.03)	(0.33)	(0.25)	(0.32)	(0.39)	(0.33)
Net Realized Gains	—	—	—	(0.42)	(0.10)	(0.01)
Tax Return of Capital	—	(0.02)	—	—	—	—
Total Distributions	(0.03)	(0.35)	(0.25)	(0.74)	(0.49)	(0.34)
Net Asset Value, End of Period	$10.73	$10.53	$10.48	$10.50	$10.92	$10.93
Total Return	2.16	%(C)	3.89%	2.15%	3.04%	4.45%	7.55%
Net Assets, End of Period (thousands)	$2,888,095	$2,387,784	$1,699,793	$1,205,578	$969,439	$761,717
Ratio of Expenses to Average Net Assets	0.28	%(B)	0.29%	0.33%	0.34%	0.34%	0.35%
Ratio of Net Investment Income to Average Net Assets	2.90	%(B)	2.72%	3.22%	3.12%	3.23%	4.09%
Portfolio Turnover Rate	17	%(C)	92%	69%	90%	103%	79%

See accompanying Notes to Financial Statements.
111

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company, registered under the Investment Act of 1940, whose shares are offered to institutional investors, retirement plans, and clients of registered investment advisors. The Fund consists of forty-five operational portfolios, of which seven (the "Portfolios") are presented in this section of the report.

Portfolios

International Portfolios
Domestic Equity Portfolios	International Equity Portfolios	International Fixed Income Portfolio
U.S. Core Equity 1 Portfolio	Large Cap International Portfolio	DFA Five-Year Global Fixed Income Portfolio

U.S. Core Equity 2 Portfolio	International Core Equity Portfolio

DFA Real Estate Securities Portfolio	Emerging Markets Core Equity Portfolio

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Domestic Equity Portfolios and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions

112

and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by the International Fixed Income Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the International Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The International Fixed Income Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the International Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as a foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Portfolios and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2007, none of the Directors have requested distribution of proceeds.

113

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Core Equity Portfolio's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Core Equity Portfolio accrues for taxes on the capital gains throughout the holding period of the underlying securities. These funds are also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

5.  New Accounting Standards: On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolios. For the six months ended May 31, 2007, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Core Equity 1 Portfolio	0.17%

U.S. Core Equity 2 Portfolio	0.20%

DFA Real Estate Securities Portfolio	0.30%

Large Cap International Portfolio	0.25%

International Core Equity Portfolio	0.35%

Emerging Markets Core Equity Portfolio	0.55%

DFA Five-Year Global Fixed Income Portfolio	0.25%

114

Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through April 1, 2008, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended May 31, 2007, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Portfolios	Expense Limits	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Core Equity 1 Portfolio (1)	0.23%	$28	—
U.S. Core Equity 2 Portfolio (1)	0.26%	48	—
International Core Equity Portfolio (1)	0.49%	—	—
Emerging Markets Core Equity Portfolio (2)	0.85%	—	—

(1) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume a Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies), ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of a Portfolio are less than the rates listed above for such Portfolio, the Advisor retains the right to recover for any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to seek recover for any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2007, the total related amounts paid by the Fund to the CCO were $76 (in thousands). The total related amounts paid by the each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At May 31, 2007, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

U.S. Core Equity 1 Portfolio	$17
U.S. Core Equity 2 Portfolio	35
DFA Real Estate Securities Portfolio	60
Large Cap International Portfolio	37
International Core Equity Portfolio	24
Emerging Markets Core Equity Portfolio	21
DFA Five-Year Global Fixed Income Portfolio	53

115

E. Purchases and Sales of Securities:

For the six months ended May 31, 2007, the Portfolios made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Core Equity 1 Portfolio	—	—	$329,316	$49,818
U.S. Core Equity 2 Portfolio	—	—	1,071,936	41,367
DFA Real Estate Securities Portfolio	—	—	510,919	302,976
Large Cap International Portfolio	—	—	141,145	19,230
International Core Equity Portfolio	—	—	567,650	17,568
Emerging Markets Core Equity Portfolio	—	—	265,284	7,543
DFA Five-Year Global Fixed Income Portfolio	—	$113,583	593,019	231,354

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2006, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies", non-deductible offering costs, foreign bond bifurcation, the utilization of accumulated earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
U.S. Core Equity 1 Portfolio	$(22)	$22	—
U.S. Core Equity 2 Portfolio	(18)	18	—
DFA Real Estate Securities Portfolio	—	28,169	$(28,169)
Large Cap International Portfolio	47	3,879	(3,926)
International Core Equity Portfolio	(18)	18	—
Emerging Markets Core Equity Portfolio	677	(509)	(168)
DFA Five-Year Global Fixed Income Portfolio	—	(12,224)	12,224

116

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2006 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
U.S. Core Equity 1 Portfolio
2005	—	—	—	—
2006	$5,968	—	—	$5,968
U.S. Core Equity 2 Portfolio
2005	—	—	—	—
2006	9,408	—	—	9,408
DFA Real Estate Securities Portfolio
2005	54,162	$29,137	—	83,299
2006	59,687	48,370	—	108,057
Large Cap International Portfolio
2005	25,310	—	—	25,310
2006	40,702	—	—	40,702
International Core Equity Portfolio
2005	—	—	—	—
2006	9,763	—	—	9,763
Emerging Markets Core Equity Portfolio
2005	702	—	—	702
2006	9,153	83	—	9,236
DFA Five-Year Global Fixed Income Portfolio
2005	33,648	—	—	33,648
2006	54,715	—	$4,812	59,527

At November 30, 2006, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Large Cap International Portfolio	$48	—	$48
Emerging Markets Core Equity Portfolio	603	$83	686

At November 30, 2006, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
U.S. Core Equity 1 Portfolio	$939	$1,000	—	$1,939
U.S. Core Equity 2 Portfolio	2,130	1,451	—	3,581
DFA Real Estate Securities Portfolio	—	67,184	—	67,184
Large Cap International Portfolio	2,710	—	$(6,873)	(4,163)
International Core Equity Portfolio	3,312	143	—	3,455
Emerging Markets Core Equity Portfolio	1,998	1,585	—	3,583
DFA Five-Year Global Fixed Income Portfolio	—	—	(33,308)	(33,308)

117

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2006, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on November 30,
	2010	2011	2012	2013	2014	Total
Large Cap International Portfolio	$6,089	$533	—	$251	—	$6,873
DFA Five-Year Global Fixed Income Portfolio	—	—	$5,041	12,384	$15,883	33,308

During the year ended November 30, 2006, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

Large Cap International Portfolio	$12,449
International Core Equity Portfolio	21

Some of the International Equity Portfolios' investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At November 30, 2006, the following International Equity Portfolios had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

	Mark to Market	Realized Gains
Large Cap International Portfolio	$3,788	$4,140
International Core Equity Portfolio	367	—

At May 31, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Core Equity 1 Portfolio	1,009,716	150,320	(14,745)	135,575
U.S. Core Equity 2 Portfolio	2,579,029	311,405	(31,883)	279,522
DFA Real Estate Securities Portfolio	2,465,740	1,056,422	(3,891)	1,052,531
Large Cap International Portfolio	1,763,102	741,124	(33,031)	708,093
International Core Equity Portfolio	1,655,932	273,225	(21,605)	251,620
Emerging Markets Core Equity Portfolio	1,014,747	405,286	(13,363)	391,923
DFA Five-Year Global Fixed Income Portfolio	2,832,158	32,559	(26,878)	5,681

G. Financial Instruments:

In accordance with the Fund's investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2007.

118

2.  Forward Currency Contracts: The International Fixed Income Portfolio may enter into forward currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2007, the International Fixed Income Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at May 31, 2007	Unrealized Foreign Exchange Gain (Loss)
06/08/07	80,061	Australian Dollar	$65,893	$66,281	$(388)
06/08/07	484,106	Denmark Krone	88,471	87,472	999
06/08/07	189,133	Euro	256,803	254,564	2,239
06/08/07	32,243,553	Japanese Yen	270,284	265,227	5,057
06/08/07	1,381,839	Swedish Krona	205,002	199,794	5,208
06/08/07	234,191	Swiss Franc	193,226	191,338	1,888
06/08/07	30,479	Pound Sterling	60,659	60,348	311
06/18/07	174,635	Euro	236,406	235,137	1,269
06/18/07	31,989,588	Japanese Yen	267,192	263,460	3,732
06/22/07	201,026	Euro	272,009	270,711	1,298
06/22/07	31,542,445	Japanese Yen	261,411	259,948	1,463
			$2,177,356	$2,154,280	$23,076

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the International Portfolios may be inhibited.

H. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually. and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 26, 2007. Effective June 26, 2007, the expiration date was extended to June 24, 2008. For the six months ended May 31, 2007, borrowings under this line of credit by the Portfolios were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
DFA Real Estate Securities Portfolio	6.31%	$4,566	2	$2	$6,888

At May 31, 2007, the DFA Real Estate Securities Portfolio had a loan outstanding in the amount of $2,244 (in thousands).

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its

119

particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008. For the six months ended May 31, 2007, borrowings under this line of credit by the Portfolios were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Large Cap International Portfolio	5.96%	$211	2	—	$395

There were no outstanding borrowings by the Portfolios under this line of credit at May 31, 2007.

I. Securities Lending:

As of May 31, 2007, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio held cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to each Portfolios' investment policy, the cash collateral received by the Portfolio from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

At May 31, 2007, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Core Equity 1 Portfolio	2	63%
U.S. Core Equity 2 Portfolio	4	75%
DFA Real Estate Securities Portfolio	2	68%
Large Cap International Portfolio	2	67%
International Core Equity Portfolio	4	73%
Emerging Markets Core Equity Portfolio	3	77%
DFA Five-Year Global Fixed Income Portfolio	3	69%

120

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2007

EXPENSE TABLE

	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,294.40	0.20%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.93	0.20%	$1.01

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

121

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Emerging Markets Value Fund Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund Inc. filed its most recent Form N-Q with the SEC on April 27, 2007. It is available upon request without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Discretionary	Consumer Staples	Consumer Energy	Financials	Care	Health Industrials	Technology	Information Materials	Services	Telecommunication Utilities	Other	Total
8.5%	5.5%	10.2%	20.2%	1.1%	13.9%	6.1%	28.3%	3.3%	2.1%	0.8%	100.0%

122

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.2%)
Common Stocks — (0.2%)
Other Securities		$17,257,041	0.3%
BRAZIL — (9.5%)
Common Stocks — (1.5%)
Arcelor Brasil SA	1,751,487	46,043,776	0.7%
Companhia Siderurgica Nacional SA	931,400	48,053,646	0.7%
Other Securities		18,690,844	0.2%
TOTAL COMMON STOCKS		112,788,266	1.6%
Preferred Stocks — (8.0%)
Gerdau SA	1,222,542	27,518,332	0.4%
Investimentos Itau SA	5,926,982	37,116,915	0.5%
Klabin SA	8,361,300	27,638,863	0.4%
Metalurgica Gerdau SA	2,366,200	70,086,819	1.0%
Suzano Papel e Celullose SA	2,299,139	27,766,801	0.4%
Usinas Siderurgicas de Minas Gerais SA Series A	2,120,025	118,085,724	1.7%
Votorantim Celulose e Papel SA Sponsored ADR	1,181,000	25,545,030	0.4%
Other Securities		247,887,988	3.7%
TOTAL PREFERRED STOCKS		581,646,472	8.5%
Rights/Warrants — (0.0%)
Other Securities		675	0.0%
TOTAL — BRAZIL		694,435,413	10.1%
CHILE — (2.7%)
Common Stocks — (2.7%)
Enersis SA Sponsored ADR	3,867,665	71,087,683	1.0%
Other Securities		126,789,252	1.9%
TOTAL — CHILE		197,876,935	2.9%
CZECH REPUBLIC — (0.5%)
Common Stocks — (0.5%)
# Telefonica 02 Czech Republic A.S.	1,009,839	29,311,786	0.4%
Other Securities		6,005,931	0.1%
TOTAL — CZECH REPUBLIC		35,317,717	0.5%
HUNGARY — (2.6%)
Common Stocks — (2.6%)
MOL Hungarian Oil & Gas NYRT	1,107,029	142,455,655	2.1%
Other Securities		44,739,556	0.6%
TOTAL — HUNGARY		187,195,211	2.7%
INDIA — (12.4%)
Common Stocks — (12.4%)
ICICI Bank Sponsored ADR	949,468	45,147,203	0.7%
* Reliance Communications, Ltd.	6,786,159	84,469,072	1.2%
Reliance Industries, Ltd.	6,886,159	299,507,272	4.4%
Sterlite Industries (India), Ltd. Series A	2,076,364	27,944,912	0.4%
* Tata Steel, Ltd.	1,904,649	29,814,763	0.4%
Other Securities		419,393,014	6.0%
TOTAL COMMON STOCKS		906,276,236	13.1%
Preferred Stocks — (0.0%)
Other Securities		66,690	0.0%

123

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Rights/Warrants — (0.0%)
Other Securities		$12,495	0.0%
TOTAL — INDIA		906,355,421	13.1%
INDONESIA — (3.0%)
Common Stocks — (3.0%)
PT International Nickel Indonesia Tbk	7,522,000	46,962,506	0.7%
PT Semen Gresik Tbk	7,840,091	38,497,578	0.6%
Other Securities		137,803,430	1.9%
TOTAL COMMON STOCKS		223,263,514	3.2%
Rights/Warrants — (0.0%)
Other Securities		226,413	0.0%
TOTAL — INDONESIA		223,489,927	3.2%
ISRAEL — (3.5%)
Common Stocks — (3.5%)
Bank Hapoalim B.M.	14,182,489	76,729,595	1.1%
Bank Leumi Le-Israel	13,378,631	56,734,088	0.8%
Other Securities		119,355,925	1.8%
TOTAL — ISRAEL		252,819,608	3.7%
MALAYSIA — (5.4%)
Common Stocks — (5.4%)
Other Securities		398,611,324	5.8%
Preferred Stocks — (0.0%)
Other Securities		204,314	0.0%
Rights/Warrants — (0.0%)
Other Securities		35,010	0.0%
TOTAL — MALAYSIA		398,850,648	5.8%
MEXICO — (9.6%)
Common Stocks — (9.6%)
# Alfa S.A.B. de C.V. Series A	6,037,464	47,503,674	0.7%
Cemex S.A.B. de C.V. Sponsored ADR	5,360,767	208,426,621	3.0%
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	685,491	27,309,961	0.4%
# Grupo Carso S.A. de C.V. Series A-1	13,173,051	55,687,557	0.8%
Grupo Mexico S.A.B. de C.V. Series B	21,343,635	126,557,352	1.9%
# Organizacion Soriana S.A.B. de C.V. Series B	15,749,100	47,806,756	0.7%
Other Securities		186,486,484	2.6%
TOTAL — MEXICO		699,778,405	10.1%
PHILIPPINES — (1.2%)
Common Stocks — (1.2%)
Other Securities		86,838,453	1.3%
POLAND — (3.8%)
Common Stocks — (3.8%)
Bank Millennium SA	6,521,691	30,003,507	0.4%
* Impexmetal SA	241,068	34,804,076	0.5%
* Polski Koncern Naftowy Orlen SA	5,302,445	91,914,788	1.3%
Other Securities		118,947,291	1.8%
TOTAL — POLAND		275,669,662	4.0%
SOUTH AFRICA — (10.6%)
Common Stocks — (10.6%)
ABSA Group, Ltd.	2,353,362	44,565,351	0.7%

124

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Barloworld, Ltd.	2,119,859	$58,741,261	0.9%
* Harmony Gold Mining Co., Ltd.	3,183,494	47,002,245	0.7%
Mittal Steel South Africa, Ltd.	2,658,860	47,191,108	0.7%
Nedbank Group, Ltd.	2,065,065	42,883,682	0.6%
Sanlam, Ltd.	26,607,057	85,874,548	1.2%
Sappi, Ltd.	1,311,653	24,474,323	0.4%
# Steinhoff International Holdings, Ltd.	8,423,118	27,868,019	0.4%
Telkom South Africa, Ltd.	1,022,486	24,596,600	0.4%
Other Securities		376,058,752	5.3%
TOTAL — SOUTH AFRICA		779,255,889	11.3%
SOUTH KOREA — (12.7%)
Common Stocks — (12.7%)
# Hyundai Motor Co., Ltd.	764,050	54,131,374	0.8%
# LG Electronics, Inc.	466,520	35,253,861	0.5%
POSCO ADR	1,060,011	126,459,312	1.9%
Samsung Corp.	632,820	33,129,361	0.5%
SK Corp., Ltd.	447,463	50,613,421	0.8%
Other Securities		627,542,691	8.9%
TOTAL COMMON STOCKS		927,130,020	13.4%
Rights/Warrants — (0.0%)
Other Securities		11,247	0.0%
TOTAL — SOUTH KOREA		927,141,267	13.4%
TAIWAN — (10.7%)
Common Stocks — (10.7%)
Chi Mei Optoelectronic Corp .	27,771,000	31,136,769	0.5%
China Development Financial Holding Corp.	66,805,870	26,862,901	0.4%
Mega Financial Holding Co., Ltd.	60,012,000	36,341,343	0.5%
* Taishin Financial Holdings Co., Ltd.	49,246,000	24,220,578	0.4%
United Microelectronics Corp.	93,546,474	54,565,576	0.8%
Other Securities		610,304,697	8.8%
TOTAL — TAIWAN		783,431,864	11.4%
THAILAND — (2.6%)
Common Stocks — (2.6%)
Other Securities		190,855,177	2.8%
Rights/Warrants — (0.0%)
Other Securities		153,263	0.0%
TOTAL — THAILAND		191,008,440	2.8%
TURKEY — (2.9%)
Common Stocks — (2.9%)
Turkiye Garanti Bankasi A.S.	4,310,290	23,799,220	0.4%
Other Securities		188,097,454	2.7%
TOTAL — TURKEY		211,896,674	3.1%

125

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $5,675,000 FHLMC 6.275%(r), 09/01/36, valued at $5,320,976) to be repurchased at $5,239,755	$5,239	$5,239,000	0.1%
SECURITIES LENDING COLLATERAL — (6.0%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $479,593,438 FHLMC, rates ranging from 4.500% to 6.500%, maturities ranging from 03/01/19 to 03/01/37 & FNMA, rates ranging from 3.660% to 6.500%, maturities ranging from 06/01/07 to 05/01/47, valued at $447,831,510) to be repurchased at $439,115,219	439,050	439,050,459	6.3%
TOTAL INVESTMENTS — (100.0%) (Cost $4,299,280,444)		$7,312,908,034	106.1%

See accompanying Notes to Financial Statements.
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  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $416,617 of securities on loan)	$6,868,619
Temporary Cash Investments at Value	5,239
Collateral Received from Securities on Loan at Value	439,050
Foreign Currencies at Value	3,327
Cash	4,962
Receivables:
Investment Securities Sold	9,852
Dividends, Interest and Tax Reclaims	16,545
Fund Shares Sold	1,021
Securities Lending Income	595
Prepaid Expenses and Other Assets	65
Total Assets	7,349,275
LIABILITIES:
Payables:
Upon Return of Securities Loaned	439,050
Investment Securities Purchased	5,288
Due to Advisor	556
Deferred Thailand Capital Gains Tax	9,007
Deferred Chilean Repatriation Tax	14
Accrued Expenses and Other Liabilities	673
Total Liabilities	454,588
NET ASSETS	$6,894,687
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	119,584,530
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$57.66
Investments at Cost	$3,854,991
Temporary Cash Investments at Cost	$5,239
Collateral Received from Securities on Loan at Cost	$439,050
Foreign Currencies at Cost	$3,276
NET ASSETS CONSIST OF:
Paid-In Capital	$3,679,706
Accumulated Net Investment Income (Loss)	46,909
Accumulated Net Realized Gain (Loss)	163,290
Deferred Thailand Capital Gains Tax	(9,007)
Net Unrealized Appreciation (Depeciation)	3,013,789
NET ASSETS	$6,894,687
(1) NUMBER OF SHARES AUTHORIZED	Unlimited

See accompanying Notes to Financial Statements.
127

  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $5,747)	$79,230
Interest	576
Income from Securities Lending	2,831
Total Investment Income	82,637
Expenses
Investment Advisory Services Fees	2,818
Accounting & Transfer Agent Fees	273
Custodian Fees	2,239
Legal Fees	16
Audit Fees	24
Shareholders' Reports	31
Directors'/Trustees' Fees & Expenses	22
Other	68
Total Expenses	5,491
Net Investment Income (Loss)	77,146
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	166,921
Foreign Currency Transactions	(1,000)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,275,910
Translation of Foreign Currency Denominated Amounts	(198)
Deferred Thailand Capital Gains Tax	(236)
Net Realized and Unrealized Gain (Loss)	1,441,397
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,518,543

See accompanying Notes to Financial Statements.
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  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$77,146	$87,319
Net Realized Gain (Loss) on:
Investment Securities Sold	166,921	191,697
Foreign Currency Transactions	(1,000)	(2,472)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,275,910	926,842
Translation of Foreign Currency Denominated Amounts	(198)	281
Deferred Thailand Capital Gains Tax	(236)	(4,652)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,518,543	1,199,015
Distributions From:
Net Investment Income	(30,440)	(89,423)
Net Short-Term Gains	(7,986)	(5,458)
Net Long-Term Gains	(183,897)	(53,393)
Total Distributions	(222,323)	(148,274)
Capital Share Transactions (1):
Shares Issued	615,672	1,397,138
Shares Issued in Lieu of Cash Distributions	220,275	129,459
Shares Redeemed	(75,392)	(156,490)
Net Increase (Decrease) from Capital Share Transactions	760,555	1,370,107
Total Increase (Decrease) in Net Assets	2,056,775	2,420,848
Net Assets
Beginning of Period	4,837,912	2,417,064
End of Period	$6,894,687	$4,837,912
(1) Shares Issued and Redeemed:
Shares Issued	12,441	34,302
Shares Issued in Lieu of Cash Distributions	4,810	3,503
Shares Redeemed	(1,488)	(4,043)
	15,763	33,762
Accumulated Net Investment Income (Loss) at End of Period	$46,909	$3,675

See accompanying Notes to Financial Statements.
129

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$46.60	$34.50	$27.57	$19.25	$12.81	$12.28
Income from Investment Operations
Net Investment Income (Loss)	0.71	(A)	1.03	(A)	0.99	(A)	0.52	0.33	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	12.46	12.95	7.42	8.42	6.45	0.83
Total from Investment Operations	13.17	13.98	8.41	8.94	6.78	1.06
Less Distributions
Net Investment Income	(0.28)	(1.04)	(0.88)	(0.41)	(0.34)	(0.32)
Net Realized Gains	(1.83)	(0.84)	(0.60)	(0.21)	—	(0.21)
Total Distributions	(2.11)	(1.88)	(1.48)	(0.62)	(0.34)	(0.53)
Net Asset Value, End of Period	$57.66	$46.60	$34.50	$27.57	$19.25	$12.81
Total Return	29.44	%(C)	42.14%	31.60%	47.38%	53.30%	8.79%
Net Assets, End of Period (thousands)	$6,894,687	$4,837,912	$2,417,064	$1,172,950	$617,723	$345,597
Ratio of Expenses to Average Net Assets	0.20	%(B)	0.22%	0.29%	0.34%	0.42%	0.40%
Ratio of Net Investment Income to Average Net Assets	2.75	%(B)	2.57%	3.23%	2.33%	2.39%	1.67%
Portfolio Turnover Rate	4	%(C)	9%	7%	8%	10%	15%

See accompanying Notes to Financial Statements.
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  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

Dimensional Emerging Markets Value Fund Inc. (the "Fund") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, the Fund was reorganized as an open-end management investment company.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

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2.  Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2007, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $114 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2007, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis.

The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

The Fund's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period of the underlying securities. The Fund is also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

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5.  New Accounting Standards: On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not been determined.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the six months ended May 31, 2007, the Fund's advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2007, the total related amounts paid by the Fund to the CCO were $5 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the six months ended May 31, 2007, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$860,809
Sales	247,929

There were no purchases or sales of long-term U.S. government securities.

E.  Federal Income Taxes:

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2006, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies" were reclassified to the

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following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains
$206	$(206)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2006 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Gains	Long-Term Capital Gain	Total
2005	$52,904	$24,479	$77,383
2006	94,881	53,393	148,274

At November 30, 2006, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Net Realized Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$11,243	$183,833	$195,076

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2006, the Fund had no capital loss carryforwards available to offset future realized capital gains.

Some of the Fund's investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At November 30, 2006, the Fund had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands), of $2,069 and $2,932, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

At May 31, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$4,300,732	$3,086,872	$(74,696)	$3,012,176

F.  Financial Instruments:

In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and

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concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2007.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

G.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 26, 2007. Effective June 26, 2007, the expiration date was extended to June 24, 2008. There were no borrowings by the Fund under this line of credit during the six months ended May 31, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008. There were no borrowings by the Fund under this line of credit during the six months ended May 31, 2007.

H.  Securities Lending:

As of May 31, 2007, the Fund had securities on loan to brokers/dealers, for which the Fund held cash collateral. The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

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Subject to the Fund's investment policy, the cash collateral received by the Fund from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund (IDG and DEM) and the Trust (ITC) use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 15, 2006 (the "Meeting"), the Board of Directors of Dimensional Investment Group Inc. (the "Board") considered the continuation of the investment advisory agreements for each portfolio (collectively, the "Funds"). (The investment advisory agreements are referred to as the "Advisory Agreements.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Portfolio Performance and Service Review Committee (the "Review Committee"), composed of Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc.(the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Review Committee posed after its review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each Fund.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Funds compared favorably with their peer groups. The Board determined, among other things, that the performance of each Fund was acceptable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board noted that the Advisor did not charge advisory fees to the Funds under the Advisory Agreements. The Board reviewed the administrative fees charged by the Advisor to the Funds and compared the expenses of each Fund to funds in its peer group as provided in the Lipper Reports. The Board concluded that the fees and total expenses of each Fund over various periods were favorable in relation to their peer funds and the industry at large. The Board also noted that significant reductions in the non-management fees charged by the Funds' administrator and transfer agent have been negotiated by management over the course of the past fifteen months.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the Funds. The Board considered the profitability to the Advisor of managing the Funds

138

and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. The Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund because the Funds are not charged advisory fees.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

139

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DFA053107-012S

DIMENSIONAL INVESTMENT GROUP INC.

U.S. Large Cap Value Portfolio II

Semi-Annual Report

Six Months Ended May 31, 2007
(Unaudited)

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our semi-annual reports gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$150 Billion in Assets Under Management Worldwide as of May 31, 2007.

Core Equity

US Core Equity

US Vector Equity

International Core Equity

Emerging Markets Core Equity

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Tax-Managed

US Small Cap

US Small Cap Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Throughout its history, Dimensional has sought to improve its strategies through efficient engineering and cost-effective trading. Our core equity strategies are the latest example of this evolution. Each core strategy targets a broad and diverse group of common stocks across various equity markets. But unlike conventional approaches, the securities are not held in their market-value proportions. The portfolios increase the relative weight of small cap and value stocks, where expected returns are greater. Because the architecture is seamlessly integrated and includes the full range of securities, the costs normally associated with maintaining multiple vehicles are greatly reduced.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission.
Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the
Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors,
1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

FHLB  Federal Home Loan Bank

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE CAP VALUE PORTFOLIO II

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2007

EXPENSE TABLE

	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,130.00	0.15%	$0.80
Hypothetical 5% Annual Return	$1,000.00	$1,024.18	0.15%	$0.76

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

2

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE CAP VALUE PORTFOLIO II

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 27, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by category.

Affiliated Investment Company	100.0%

3

  DIMENSIONAL INVESTMENT GROUP INC.

  U.S. LARGE CAP VALUE PORTFOLIO II

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company (Affiliated Investment Company) (23,593,957 Shares) at Value†	$590,085
Receivable for Investment Securities Sold	52
Prepaid Expenses and Other Assets	16
Total Assets	590,153
LIABILITIES:
Payables:
Fund Shares Redeemed	52
Due to Advisor	5
Accrued Expenses and Other Liabilities	45
Total Liabilities	102
NET ASSETS	$590,051
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	22,606,868
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$26.10
Investment at Cost	$428,977
NET ASSETS CONSIST OF:
Paid-In Capital	$411,682
Accumulated Net Investment Income (Loss)	(45)
Accumulated Net Realized Gain (Loss)	17,306
Net Unrealized Appreciation (Depreciation)	161,108
NET ASSETS	$590,051
(1) NUMBER OF SHARES AUTHORIZED	200,000,000

See accompanying Notes to Financial Statements.
4

  DIMENSIONAL INVESTMENT GROUP INC.

  U.S. LARGE CAP VALUE PORTFOLIO II

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

Investment Income
Income Distributions Received from Affiliated Investment Company	$1,764
Expenses
Administrative Services Fees	27
Accounting & Transfer Agent Fees	9
Legal Fees	4
Audit Fees	1
Filing Fees	14
Shareholders' Reports	22
Directors'/Trustees' Fees & Expenses	3
Other	1
Total Expenses	81
Net Investment Income (Loss)	1,683
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	26,666
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(599)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	38,780
Net Realized and Unrealized Gain (Loss)	64,847
Net Increase (Decrease) in Net Assets Resulting from Operations	$66,530

See accompanying Notes to Financial Statements.
5

  DIMENSIONAL INVESTMENT GROUP INC.

  U.S. LARGE CAP VALUE PORTFOLIO II

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,683	$7,179
Capital Gain Distributions Received from Affiliated Investment Company	26,666	12,133
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(599)	(472)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	38,780	50,597
Net Increase (Decrease) in Net Assets Resulting from Operations	66,530	69,437
Distributions From:
Net Investment Income	(3,846)	(6,402)
Net Short-Term Gains	(784)	(858)
Net Long-Term Gains	(10,356)	—
Total Distributions	(14,986)	(7,260)
Capital Share Transactions (1):
Shares Issued	58,025	114,342
Shares Issued in Lieu of Cash Distributions	14,986	7,260
Shares Redeemed	(27,420)	(36,034)
Net Increase (Decrease) from Capital Share Transactions	45,591	85,568
Total Increase (Decrease) in Net Assets	97,135	147,745
Net Assets
Beginning of Period	492,916	345,171
End of Period	$590,051	$492,916
(1) Shares Issued and Redeemed:
Shares Issued	2,392	5,235
Shares Issued in Lieu of Cash Distributions	636	346
Shares Redeemed	(1,134)	(1,677)
	1,894	3,904
Accumulated Net Investment Income (Loss) at End of Period	$(45)	$2,118

See accompanying Notes to Financial Statements.
6

  DIMENSIONAL INVESTMENT GROUP INC.

  U.S. LARGE CAP VALUE PORTFOLIO II

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$23.80	$20.53	$18.13	$15.19	$12.82	$15.05
Income from Investment Operations
Net Investment Income (Loss)	0.08	(A)	0.38	(A)	0.30	0.16	0.18	0.18
Net Gains (Losses) (Realized and Unrealized)	2.93	3.29	2.32	3.09	2.38	(1.42)
Total from Investment Operations	3.01	3.67	2.62	3.25	2.56	(1.24)
Less Distributions
Net Investment Income	(0.18)	(0.35)	(0.22)	(0.31)	(0.19)	(0.21)
Net Realized Gains	(0.53)	(0.05)	—	—	—	(0.78)
Total Distributions	(0.71)	(0.40)	(0.22)	(0.31)	(0.19)	(0.99)
Net Asset Value, End of Period	$26.10	$23.80	$20.53	$18.13	$15.19	$12.82
Total Return	13.00	%(C)	18.16%	14.57%	21.66%	20.26%	(8.76)%
Net Assets, End of Period (thousands)	$590,051	$492,916	$345,171	$195,975	$103,421	$69,848
Ratio of Expenses to Average Net Assets (D)	0.15	%(B)	0.16%	0.18%	0.21%	0.22%	0.26%
Ratio of Net Investment Income to Average Net Assets	0.62	%(B)	1.74%	1.60%	0.98%	1.56%	1.30%

See accompanying Notes to Financial Statements.
7

  DIMENSIONAL INVESTMENT GROUP INC.
  U.S. LARGE CAP VALUE PORTFOLIO II
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixteen portfolios, of which U.S. Large Cap Value Portfolio II (the "Portfolio") is presented in this report.

The Portfolio primarily invests its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2007, the Portfolio owned 5% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of the Series held by the Portfolio are valued at their respective daily net asset value.

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2007, the total liability for deferred compensation to Directors is included in Accrued Expense and Other Liabilities in the amount of $11 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2007, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from Investment in Affiliated Investment Company that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

8

4.  New Accounting Standards: On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Portfolio's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2007, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets.

Prior to April 1, 2007, pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor had contractually agreed to waive its administration fee and to assume the Portfolio's direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of the Series) to the extent necessary to limit the annualized expenses of the Portfolio to not more than 0.75% of its average daily net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.75% of its average daily net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed 0.75% of its average daily net assets. The Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months before the date of such recovery. At May 31, 2007, there were no previously waived fees subject to recovery by the Advisor.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2007, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles

9

generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. As of November 30, 2006, there were no permanent differences in the Portfolio.

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2006 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Gains	Total
2005	$2,965	—	$2,965
2006	7,260	__	7,260

At November 30, 2006, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$2,127	$10,346	$12,473

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2006, the Portfolio had no capital loss carryforwards available to offset future realized gains.

  During the year ended November 30, 2006, the Portfolio utilized capital loss carryforwards to offset realized capital gains of $971 (in thousands).

At May 31, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$437,599	$161,108	$(8,622)	$152,486

E.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 26, 2007. Effective June 26, 2007, the expiration date was extended to June 24, 2008. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for

10

its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2007.

F.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of the duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G.  Other:

At May 31, 2007, one shareholder held 100% of the outstanding shares of the Portfolio.

11

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE CAP VALUE SERIES

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended May 31, 2007

EXPENSE TABLE

	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,130.30	0.11%	$0.58
Hypothetical 5% Annual Return	$1,000.00	$1,024.38	0.11%	$0.56

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

12

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE CAP VALUE SERIES

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 27, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Total
23.6%	4.9%	10.1%	31.2%	1.6%	12.8%	4.9%	3.9%	7.0%	100.0%

13

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (88.5%)
Consumer Discretionary — (20.9%)
# CBS Corp. Class B	5,768,306	$191,853,858	1.7%
Clear Channel Communications, Inc.	1,942,666	74,598,374	0.7%
*# Comcast Corp. Class A	12,605,542	345,517,906	3.1%
Federated Department Stores, Inc.	1,578,230	63,018,724	0.6%
# Ford Motor Co.	11,482,590	95,764,801	0.9%
# General Motors Corp.	4,476,500	134,250,235	1.2%
* IAC/InterActiveCorp	2,126,951	73,592,505	0.7%
* Liberty Media Holding Corp. Capital Class A	996,868	112,546,397	1.0%
* Liberty Media Holding Corp. Interactive Class A	4,295,262	104,074,198	0.9%
# Time Warner, Inc.	18,954,280	405,052,964	3.7%
* Viacom, Inc. Class B	2,669,559	119,916,590	1.1%
Other Securities		855,651,107	7.8%
Total Consumer Discretionary		2,575,837,659	23.4%
Consumer Staples — (4.3%)
# Archer-Daniels-Midland Co.	2,298,560	80,541,542	0.7%
Coca-Cola Enterprises, Inc.	3,631,272	84,790,201	0.8%
# Kraft Foods, Inc.	3,684,390	124,679,758	1.1%
SUPERVALU, Inc.	1,558,542	74,248,941	0.7%
Other Securities		169,086,251	1.6%
Total Consumer Staples		533,346,693	4.9%
Energy — (8.9%)
Anadarko Petroleum Corp.	3,531,056	175,316,930	1.6%
Apache Corp.	2,352,090	189,931,268	1.7%
# Chesapeake Energy Corp.	3,245,338	113,132,483	1.0%
# ConocoPhillips	1,359,887	105,296,050	1.0%
Devon Energy Corp.	2,025,342	155,505,759	1.4%
Hess Corp.	1,777,596	105,269,235	0.9%
Other Securities		257,132,989	2.4%
Total Energy		1,101,584,714	10.0%
Financials — (27.7%)
Allstate Corp.	2,009,500	123,584,250	1.1%
AMBAC Financial Group, Inc.	795,635	71,296,852	0.6%
# Bear Stearns Companies, Inc.	423,770	63,548,549	0.6%
# Capital One Financial Corp.	1,370,484	109,337,214	1.0%
Chubb Corp.	1,288,500	70,699,995	0.6%
CIT Group, Inc.	1,345,312	80,624,548	0.7%
# CNA Financial Corp.	1,956,582	99,433,497	0.9%
# Countrywide Financial Corp.	4,574,013	178,112,066	1.6%
Hartford Financial Services Group, Inc.	1,173,900	121,111,263	1.1%
JPMorgan Chase & Co.	4,595,680	238,194,094	2.2%
# Lincoln National Corp.	911,926	66,114,635	0.6%
Loews Corp.	3,929,202	200,507,178	1.8%
# MBIA, Inc.	1,128,550	75,105,003	0.7%
# MetLife, Inc.	5,666,498	385,321,864	3.5%
# Principal Financial Group, Inc.	1,210,200	73,580,160	0.7%
# Prudential Financial, Inc.	1,887,800	192,593,356	1.8%
The Travelers Companies, Inc.	5,237,509	283,715,863	2.6%
# Unum Group	2,480,889	65,842,794	0.6%
Other Securities		914,732,294	8.3%
Total Financials		3,413,455,475	31.0%

14

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Health Care — (1.4%)
Total Health Care		$173,618,245	1.6%
Industrials — (11.3%)
Burlington Northern Santa Fe Corp.	2,247,573	209,316,473	1.9%
# CSX Corp.	3,415,204	155,186,870	1.4%
Norfolk Southern Corp.	3,254,502	188,370,576	1.7%
Northrop Grumman Corp.	2,672,884	202,096,759	1.8%
# Raytheon Co.	1,311,300	72,908,280	0.7%
# Southwest Airlines Co.	5,237,820	74,953,204	0.7%
Union Pacific Corp.	2,098,000	253,186,640	2.3%
Other Securities		240,190,880	2.2%
Total Industrials		1,396,209,682	12.7%
Information Technology — (4.3%)
* Computer Sciences Corp.	1,404,843	77,828,302	0.7%
Other Securities		454,453,845	4.1%
Total Information Technology		532,282,147	4.8%
Materials — (3.5%)
Weyerhaeuser Co.	1,460,829	119,729,545	1.1%
Other Securities		308,000,031	2.8%
Total Materials		427,729,576	3.9%
Telecommunication Services — (6.2%)
AT&T, Inc.	8,333,818	344,520,036	3.1%
# Verizon Communications, Inc.	6,008,000	261,528,240	2.4%
Other Securities		163,754,269	1.5%
Total Telecommunication Services		769,802,545	7.0%
TOTAL COMMON STOCKS		10,923,866,736	99.3%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $74,260,000 FNMA 5.58%, 03/25/37, valued at $67,918,550) to be repurchased at $66,920,646	$66,911	66,911,000	0.6%
SECURITIES LENDING COLLATERAL — (11.0%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $1,742,723,768 FNMA, rates ranging from 4.000% to 8.000%, maturities ranging from 09/01/12 to 05/01/37, valued at $1,317,645,469) to be repurchased at $1,279,456,137	1,279,267	1,279,267,445	11.6%
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $79,785,000 FHLB 3.750%, 08/15/07 & 5.500%, 06/21/07, valued at $81,208,289) to be repurchased at $77,366,415	77,355	77,355,005	0.7%
TOTAL SECURITIES LENDING COLLATERAL		1,356,622,450	12.3%
TOTAL INVESTMENTS — (100.0%) (Cost $9,454,881,533)		$12,347,400,186	112.2%

See accompanying Notes to Financial Statements.
15

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE CAP VALUE SERIES

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $1,309,133 of securities on loan)	$10,923,867
Temporary Cash Investments at Value	66,911
Collateral Received from Securities on Loan at Value	1,356,622
Receivables:
Dividends and Interest	12,718
Securities Lending Income	165
Fund Shares Sold	6,206
Prepaid Expenses and Other Assets	25
Total Assets	12,366,514
LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,356,622
Fund Shares Redeemed	119
Due to Advisor	897
Accrued Expenses and Other Liabilities	369
Total Liabilities	1,358,007
NET ASSETS	$11,008,507
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	440,180,123
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$25.01
Investments at Cost	$8,031,348
Temporary Cash Investments at Cost	$66,911
Collateral Received from Securities on Loan at Cost	$1,356,622
NET ASSETS CONSIST OF:
Paid-In Capital	$7,950,348
Accumulated Net Investment Income (Loss)	34,662
Accumulated Net Realized Gain (Loss)	130,978
Net Unrealized Appreciation (Depeciation)	2,892,519
NET ASSETS	$11,008,507
(1) NUMBER OF SHARES AUTHORIZED	Unlimited

See accompanying Notes to Financial Statements.
16

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE CAP VALUE SERIES

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

Investment Income
Dividends	$67,021
Interest	2,703
Income from Securities Lending	1,140
Total Investment Income	70,864
Expenses
Investment Advisory Services Fees	4,898
Accounting & Transfer Agent Fees	464
Custodian Fees	51
Legal Fees	19
Audit Fees	46
Shareholders' Reports	28
Directors'/Trustees' Fees & Expenses	47
Other	58
Total Expenses	5,611
Net Investment Income (Loss)	65,253
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	131,248
Change in Unrealized Appreciation (Depreciation) of
Investment Securities and Foreign Currency	1,020,820
Net Realized and Unrealized Gain (Loss)	1,152,068
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,217,321

See accompanying Notes to Financial Statements.
17

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE CAP VALUE SERIES

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$65,253	$119,373
Net Realized Gain (Loss) on Investment Securities Sold	131,248	477,934
Change in Unrealized Appreciation (Depreciation) of
Investment Securities and Foreign Currency	1,020,820	631,814
Net Increase (Decrease) in Net Assets Resulting from Operations	1,217,321	1,229,121
Distributions From:
Net Investment Income	(32,076)	(127,544)
Net Short-Term Gains	(14,058)	(14,160)
Net Long-Term Gains	(463,917)	(186,026)
Total Distributions	(510,051)	(327,730)
Capital Share Transactions (1):
Shares Issued	1,051,942	1,997,675
Shares Issued in Lieu of Cash Distributions	491,277	317,835
Shares Redeemed	(108,288)	(182,182)
Net Increase (Decrease) from Capital Share Transactions	1,434,931	2,133,328
Total Increase (Decrease) in Net Assets	2,142,201	3,034,719
Net Assets
Beginning of Period	8,866,306	5,831,587
End of Period	$11,008,507	$8,866,306
(1) Shares Issued and Redeemed:
Shares Issued	44,806	92,566
Shares Issued in Lieu of Cash Distributions	21,752	15,344
Shares Redeemed	(4,583)	(8,564)
	61,975	99,346
Accumulated Net Investment Income (Loss) at End of Period	$34,662	$1,485

See accompanying Notes to Financial Statements.
18

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE CAP VALUE SERIES

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$23.44	$20.91	$18.55	$15.41	$13.01	$14.44
Income from Investment Operations
Net Investment Income (Loss)	0.16	(A)	0.36	(A)	0.29	0.23	0.21	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	2.75	3.27	2.41	3.09	2.41	(1.43)
Total from Investment Operations	2.91	3.63	2.70	3.32	2.62	(1.23)
Less Distributions
Net Investment Income	(0.08)	(0.38)	(0.32)	(0.18)	(0.22)	(0.20)
Net Realized Gains	(1.26)	(0.72)	(0.02)	—	—	—
Total Distributions	(1.34)	(1.10)	(0.34)	(0.18)	(0.22)	(0.20)
Net Asset Value, End of Period	$25.01	$23.44	$20.91	$18.55	$15.41	$13.01
Total Return	13.03	%(C)	18.16%	14.66%	21.68%	20.34%	(8.64)%
Net Assets, End of Period (thousands)	$11,008,507	$8,866,306	$5,831,587	$3,919,913	$2,510,662	$1,737,809
Ratio of Expenses to Average Net Assets	0.11	%(B)	0.12%	0.14%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.34	%(B)	1.68%	1.56%	1.41%	1.62%	1.49%
Portfolio Turnover Rate	3	%(C)	13%	9%	7%	7%	9%

See accompanying Notes to Financial Statements.
19

  THE DFA INVESTMENT TRUST COMPANY
  THE U.S. LARGE CAP VALUE SERIES
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The U.S. Large Cap Value Series (the "Series") is presented in this report.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

2.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2007, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $198 (in thousands).

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2007, none of the Trustees have requested distribution of proceeds.

3.  Other:  Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain,

20

respectively. The Series estimates the character of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

4.  New Accounting Standards: On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Series' financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2007, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2007, the total related amounts paid by the Trust to the CCO were $58 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the six months ended May 31, 2007, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$1,234,512
Sales	263,226

There were no purchases or sales of long-term U.S. government securities.

E.  Federal Income Taxes:

The Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles

21

generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. As of November 30, 2006, there were no permanent differences in the Series.

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2006 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2005	$79,209	$3,972	$83,181
2006	141,704	186,026	327,730

At November 30, 2006, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated (Losses)
$15,465	$463,876	$479,341

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2006, the Series had no capital loss carryforwards available to offset future realized capital gains.

At May 31, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$9,454,881	$3,050,599	$(158,080)	$2,892,519

F.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The instrument and the significant corresponding risk is described below:

Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2007.

22

G.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 26, 2007. Effective June 26, 2007, the expiration date was extended to June 24, 2008. There were no borrowings by the Series under this line on credit during the six months ended May 31, 2007.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008. There were no borrowings by the Series under this line of credit during the six months ended May 31, 2007.

H.  Securities Lending:

As of May 31, 2007, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

23

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

24

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 15, 2006 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the Series (the "Fund").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Portfolio Performance and Service Review Committee (the "Review Committee"), composed of Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Review Committee posed after its review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the Fund's non-management fees charged by the Fund's administrator and transfer agent have been negotiated by management over the course of the past fifteen months.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

25

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

26

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DFA053107-009S

DIMENSIONAL INVESTMENT GROUP INC.

U.S. Large Cap Value Portfolio III

Semi-Annual Report

Six Months Ended May 31, 2007
(Unaudited)

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our semi-annual reports gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$150 Billion in Assets Under Management Worldwide as of May 31, 2007.

Core Equity

US Core Equity

US Vector Equity

International Core Equity

Emerging Markets Core Equity

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Tax-Managed

US Small Cap

US Small Cap Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Throughout its history, Dimensional has sought to improve its strategies through efficient engineering and cost-effective trading. Our core equity strategies are the latest example of this evolution. Each core strategy targets a broad and diverse group of common stocks across various equity markets. But unlike conventional approaches, the securities are not held in their market-value proportions. The portfolios increase the relative weight of small cap and value stocks, where expected returns are greater. Because the architecture is seamlessly integrated and includes the full range of securities, the costs normally associated with maintaining multiple vehicles are greatly reduced.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors, 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

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  SEMI-ANNUAL REPORT
  (Unaudited)

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

FHLB  Federal Home Loan Bank

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE CAP VALUE PORTFOLIO III

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2007

EXPENSE TABLE

	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,130.40	0.14%	$0.74
Hypothetical 5% Annual Return	$1,000.00	$1,024.23	0.14%	$0.71

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

2

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE CAP VALUE PORTFOLIO III

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 27, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by category.

Affiliated Investment Company	100.0%

3

  DIMENSIONAL INVESTMENT GROUP INC,

  U.S. LARGE CAP VALUE PORTFOLIO III

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company (Affiliated Investment Company) (73,488,276 Shares) at Value†	$1,837,942
Receivable for Fund Shares Sold	2,733
Prepaid Expenses and Other Assets	38
Total Assets	1,840,713
LIABILITIES:
Payables:
Investment Securities Purchased	1,941
Fund Shares Redeemed	792
Due to Advisor	15
Accrued Expenses and Other Liabilities	100
Total Liabilities	2,848
NET ASSETS	$1,837,865
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	85,853,634
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$21.41
Investment at Cost	$1,214,410
NET ASSETS CONSIST OF:
Paid-In Capital	$1,145,360
Accumulated Net Investment Income (Loss)	(90)
Accumulated Net Realized Gain (Loss)	69,063
Net Unrealized Appreciation (Depreciation)	623,532
NET ASSETS	$1,837,865
(1) NUMBER OF SHARES AUTHORIZED	200,000,000

See accompanying Notes to Financial Statements.
4

  DIMENSIONAL INVESTMENT GROUP INC,

  U.S. LARGE CAP VALUE PORTFOLIO III

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

Investment Income
Income Distributions Received from Affiliated Investment Company	$5,490
Expenses
Administrative Services Fees	83
Accounting & Transfer Agent Fees	16
Legal Fees	10
Audit Fees	1
Filing Fees	27
Shareholders' Reports	35
Directors'/Trustees' Fees & Expenses	9
Other	5
Total Expenses	186
Net Investment Income (Loss)	5,304
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	83,262
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(490)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	119,160
Net Realized and Unrealized Gain (Loss)	201,932
Net Increase (Decrease) in Net Assets Resulting from Operations	$207,236

See accompanying Notes to Financial Statements.
5

  DIMENSIONAL INVESTMENT GROUP INC,

  U.S. LARGE CAP VALUE PORTFOLIO III

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$5,304	$23,043
Capital Gain Distributions Received from Affiliated Investment Company	83,262	38,894
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(490)	(343)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	119,160	162,996
Net Increase (Decrease) in Net Assets Resulting from Operations	207,236	224,590
Distributions From:
Net Investment Income	(11,447)	(20,907)
Net Short-Term Gains	(2,528)	(2,751)
Net Long-Term Gains	(35,469)	(802)
Total Distributions	(49,444)	(24,460)
Capital Share Transactions (1):
Shares Issued	181,061	316,260
Shares Issued in Lieu of Cash Distributions	49,444	24,460
Shares Redeemed	(98,936)	(114,928)
Net Increase (Decrease) from Capital Share Transactions	131,569	225,792
Total Increase (Decrease) in Net Assets	289,361	425,922
Net Assets
Beginning of Period	1,548,504	1,122,582
End of Period	$1,837,865	$1,548,504
(1) Shares Issued and Redeemed:
Shares Issued	9,083	17,724
Shares Issued in Lieu of Cash Distributions	2,557	1,421
Shares Redeemed	(4,989)	(6,419)
	6,651	12,726
Accumulated Net Investment Income (Loss) at End of Period	$(90)	$6,053

See accompanying Notes to Financial Statements.
6

DIMENSIONAL INVESTMENT GROUP INC.
U.S. LARGE CAP VALUE PORTFOLIO III
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$19.55	$16.89	$14.91	$12.50	$10.55	$13.02
Income from Investment Operations
Net Investment Income (Loss)	0.06	(A)	0.31	(A)	0.25	0.14	0.16	0.13
Net Gains (Losses) (Realized and Unrealized)	2.42	2.69	1.91	2.54	1.94	(1.14)
Total from Investment Operations	2.48	3.00	2.16	2.68	2.10	(1.01)
Less Distributions
Net Investment Income	(0.14)	(0.29)	(0.18)	(0.27)	(0.15)	(0.19)
Net Realized Gains	(0.48)	(0.05)	—	—	—	(1.27)
Total Distributions	(0.62)	(0.34)	(0.18)	(0.27)	(0.15)	(1.46)
Net Asset Value, End of Period	$21.41	$19.55	$16.89	$14.91	$12.50	$10.55
Total Return	13.04	%(C)	18.10%	14.62%	21.72%	20.23%	(8.66)%
Net Assets, End of Period (thousands)	$1,837,865	$1,548,504	$1,122,582	$821,194	$545,795	$378,745
Ratio of Expenses to Average Net Assets (D)	0.14	%(B)	0.14%	0.17%	0.19%	0.18%	0.19%
Ratio of Net Investment Income to Average Net Assets	0.64	%(B)	1.75%	1.60%	1.02%	1.58%	1.40%

See accompanying Notes to Financial Statements.
7

  DIMENSIONAL INVESTMENT GROUP INC.
  U.S. LARGE CAP VALUE PORTFOLIO III
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixteen portfolios, of which U.S. Large Cap Value Portfolio III (the "Portfolio") is presented in this report.

The Portfolio primarily invests its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2007, the Portfolio owned 17% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of the Series held by the Portfolio are valued at their respective daily net asset value.

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2007, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $34 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2007, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from Investment in Affiliated Investment Company that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

4.  New Accounting Standards: On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007.

8

FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Portfolio's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2007, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2007, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2006, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share. (amounts in thousands):

Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains
$1,304	$(543)	$(761)

9

At November 30, 2006, the following net investment income and short-term capital gain and long-term capital gain distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment Income And Short-Term Capital Gains	Long-Term Capital Gains	Total
$547	$757	$1,304

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2006 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2005	$11,104	—	$11,104
2006	24,206	$1,558	25,764

At November 30, 2006, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$6,275	$35,235	$41,510

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2006, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At May 31, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,226,043	$623,532	$(11,633)	$611,899

E.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 26, 2007. Effective June 26, 2007, the expiration date was extended to June 24, 2008. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the

10

parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 21, 2008. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2007.

F.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G.  Other:

At May 31, 2007, two shareholders held approximately 83% of the outstanding shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

See accompanying Notes to Financial Statements.
11

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE CAP VALUE SERIES

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended May 31, 2007

EXPENSE TABLE

	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,130.30	0.11%	$0.58
Hypothetical 5% Annual Return	$1,000.00	$1,024.38	0.11%	$0.56

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

12

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE CAP VALUE SERIES

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 27, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Total
23.6%	4.9%	10.1%	31.2%	1.6%	12.8%	4.9%	3.9%	7.0%	100.0%

13

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (88.5%)
Consumer Discretionary — (20.9%)
# CBS Corp. Class B	5,768,306	$191,853,858	1.7%
Clear Channel Communications, Inc.	1,942,666	74,598,374	0.7%
*# Comcast Corp. Class A	12,605,542	345,517,906	3.1%
Federated Department Stores, Inc.	1,578,230	63,018,724	0.6%
# Ford Motor Co.	11,482,590	95,764,801	0.9%
# General Motors Corp.	4,476,500	134,250,235	1.2%
* IAC/InterActiveCorp	2,126,951	73,592,505	0.7%
* Liberty Media Holding Corp. Capital Class A	996,868	112,546,397	1.0%
* Liberty Media Holding Corp. Interactive Class A	4,295,262	104,074,198	0.9%
# Time Warner, Inc.	18,954,280	405,052,964	3.7%
* Viacom, Inc. Class B	2,669,559	119,916,590	1.1%
Other Securities		855,651,107	7.8%
Total Consumer Discretionary		2,575,837,659	23.4%
Consumer Staples — (4.3%)
# Archer-Daniels-Midland Co.	2,298,560	80,541,542	0.7%
Coca-Cola Enterprises, Inc.	3,631,272	84,790,201	0.8%
# Kraft Foods, Inc.	3,684,390	124,679,758	1.1%
SUPERVALU, Inc.	1,558,542	74,248,941	0.7%
Other Securities		169,086,251	1.6%
Total Consumer Staples		533,346,693	4.9%
Energy — (8.9%)
Anadarko Petroleum Corp.	3,531,056	175,316,930	1.6%
Apache Corp.	2,352,090	189,931,268	1.7%
# Chesapeake Energy Corp.	3,245,338	113,132,483	1.0%
# ConocoPhillips	1,359,887	105,296,050	1.0%
Devon Energy Corp.	2,025,342	155,505,759	1.4%
Hess Corp.	1,777,596	105,269,235	0.9%
Other Securities		257,132,989	2.4%
Total Energy		1,101,584,714	10.0%
Financials — (27.7%)
Allstate Corp.	2,009,500	123,584,250	1.1%
AMBAC Financial Group, Inc.	795,635	71,296,852	0.6%
# Bear Stearns Companies, Inc.	423,770	63,548,549	0.6%
# Capital One Financial Corp.	1,370,484	109,337,214	1.0%
Chubb Corp.	1,288,500	70,699,995	0.6%
CIT Group, Inc.	1,345,312	80,624,548	0.7%
# CNA Financial Corp.	1,956,582	99,433,497	0.9%
# Countrywide Financial Corp.	4,574,013	178,112,066	1.6%
Hartford Financial Services Group, Inc.	1,173,900	121,111,263	1.1%
JPMorgan Chase & Co.	4,595,680	238,194,094	2.2%
# Lincoln National Corp.	911,926	66,114,635	0.6%
Loews Corp.	3,929,202	200,507,178	1.8%
# MBIA, Inc.	1,128,550	75,105,003	0.7%
# MetLife, Inc.	5,666,498	385,321,864	3.5%
# Principal Financial Group, Inc.	1,210,200	73,580,160	0.7%
# Prudential Financial, Inc.	1,887,800	192,593,356	1.8%
The Travelers Companies, Inc.	5,237,509	283,715,863	2.6%
# Unum Group	2,480,889	65,842,794	0.6%
Other Securities		914,732,294	8.3%
Total Financials		3,413,455,475	31.0%

14

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Health Care — (1.4%)
Total Health Care		$173,618,245	1.6%
Industrials — (11.3%)
Burlington Northern Santa Fe Corp.	2,247,573	209,316,473	1.9%
# CSX Corp.	3,415,204	155,186,870	1.4%
Norfolk Southern Corp.	3,254,502	188,370,576	1.7%
Northrop Grumman Corp.	2,672,884	202,096,759	1.8%
# Raytheon Co.	1,311,300	72,908,280	0.7%
# Southwest Airlines Co.	5,237,820	74,953,204	0.7%
Union Pacific Corp.	2,098,000	253,186,640	2.3%
Other Securities		240,190,880	2.2%
Total Industrials		1,396,209,682	12.7%
Information Technology — (4.3%)
* Computer Sciences Corp.	1,404,843	77,828,302	0.7%
Other Securities		454,453,845	4.1%
Total Information Technology		532,282,147	4.8%
Materials — (3.5%)
Weyerhaeuser Co.	1,460,829	119,729,545	1.1%
Other Securities		308,000,031	2.8%
Total Materials		427,729,576	3.9%
Telecommunication Services — (6.2%)
AT&T, Inc.	8,333,818	344,520,036	3.1%
# Verizon Communications, Inc.	6,008,000	261,528,240	2.4%
Other Securities		163,754,269	1.5%
Total Telecommunication Services		769,802,545	7.0%
TOTAL COMMON STOCKS		10,923,866,736	99.3%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $74,260,000 FNMA 5.58%, 03/25/37, valued at $67,918,550) to be repurchased at $66,920,646	$66,911	66,911,000	0.6%
SECURITIES LENDING COLLATERAL — (11.0%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $1,742,723,768 FNMA, rates ranging from 4.000% to 8.000%, maturities ranging from 09/01/12 to 05/01/37, valued at $1,317,645,469) to be repurchased at $1,279,456,137	1,279,267	1,279,267,445	11.6%
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $79,785,000 FHLB 3.750%, 08/15/07 & 5.500%, 06/21/07, valued at $81,208,289) to be repurchased at $77,366,415	77,355	77,355,005	0.7%
TOTAL SECURITIES LENDING COLLATERAL		1,356,622,450	12.3%
TOTAL INVESTMENTS — (100.0%) (Cost $9,454,881,533)		$12,347,400,186	112.2%

See accompanying Notes to Financial Statements.
15

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE CAP VALUE SERIES

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $1,309,133 of securities on loan)	$10,923,867
Temporary Cash Investments at Value	66,911
Collateral Received from Securities on Loan at Value	1,356,622
Receivables:
Dividends and Interest	12,718
Securities Lending Income	165
Fund Shares Sold	6,206
Prepaid Expenses and Other Assets	25
Total Assets	12,366,514
LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,356,622
Fund Shares Redeemed	119
Due to Advisor	897
Accrued Expenses and Other Liabilities	369
Total Liabilities	1,358,007
NET ASSETS	$11,008,507
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	440,180,123
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$25.01
Investments at Cost	$8,031,348
Temporary Cash Investments at Cost	$66,911
Collateral Received from Securities on Loan at Cost	$1,356,622
NET ASSETS CONSIST OF:
Paid-In Capital	$7,950,348
Accumulated Net Investment Income (Loss)	34,662
Accumulated Net Realized Gain (Loss)	130,978
Net Unrealized Appreciation (Depeciation)	2,892,519
NET ASSETS	$11,008,507
(1) NUMBER OF SHARES AUTHORIZED	Unlimited

See accompanying Notes to Financial Statements.
16

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE CAP VALUE SERIES

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

Investment Income
Dividends	$67,021
Interest	2,703
Income from Securities Lending	1,140
Total Investment Income	70,864
Expenses
Investment Advisory Services Fees	4,898
Accounting & Transfer Agent Fees	464
Custodian Fees	51
Legal Fees	19
Audit Fees	46
Shareholders' Reports	28
Directors'/Trustees' Fees & Expenses	47
Other	58
Total Expenses	5,611
Net Investment Income (Loss)	65,253
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	131,248
Change in Unrealized Appreciation (Depreciation) of
Investment Securities and Foreign Currency	1,020,820
Net Realized and Unrealized Gain (Loss)	1,152,068
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,217,321

See accompanying Notes to Financial Statements.
17

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE CAP VALUE SERIES

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$65,253	$119,373
Net Realized Gain (Loss) on Investment Securities Sold	131,248	477,934
Change in Unrealized Appreciation (Depreciation) of
Investment Securities and Foreign Currency	1,020,820	631,814
Net Increase (Decrease) in Net Assets Resulting from Operations	1,217,321	1,229,121
Distributions From:
Net Investment Income	(32,076)	(127,544)
Net Short-Term Gains	(14,058)	(14,160)
Net Long-Term Gains	(463,917)	(186,026)
Total Distributions	(510,051)	(327,730)
Capital Share Transactions (1):
Shares Issued	1,051,942	1,997,675
Shares Issued in Lieu of Cash Distributions	491,277	317,835
Shares Redeemed	(108,288)	(182,182)
Net Increase (Decrease) from Capital Share Transactions	1,434,931	2,133,328
Total Increase (Decrease) in Net Assets	2,142,201	3,034,719
Net Assets
Beginning of Period	8,866,306	5,831,587
End of Period	$11,008,507	$8,866,306
(1) Shares Issued and Redeemed:
Shares Issued	44,806	92,566
Shares Issued in Lieu of Cash Distributions	21,752	15,344
Shares Redeemed	(4,583)	(8,564)
	61,975	99,346
Accumulated Net Investment Income (Loss) at End of Period	$34,662	$1,485

See accompanying Notes to Financial Statements.
18

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE CAP VALUE SERIES

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$23.44	$20.91	$18.55	$15.41	$13.01	$14.44
Income from Investment Operations
Net Investment Income (Loss)	0.16	(A)	0.36	(A)	0.29	0.23	0.21	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	2.75	3.27	2.41	3.09	2.41	(1.43)
Total from Investment Operations	2.91	3.63	2.70	3.32	2.62	(1.23)
Less Distributions
Net Investment Income	(0.08)	(0.38)	(0.32)	(0.18)	(0.22)	(0.20)
Net Realized Gains	(1.26)	(0.72)	(0.02)	—	—	—
Total Distributions	(1.34)	(1.10)	(0.34)	(0.18)	(0.22)	(0.20)
Net Asset Value, End of Period	$25.01	$23.44	$20.91	$18.55	$15.41	$13.01
Total Return	13.03	%(C)	18.16%	14.66%	21.68%	20.34%	(8.64)%
Net Assets, End of Period (thousands)	$11,008,507	$8,866,306	$5,831,587	$3,919,913	$2,510,662	$1,737,809
Ratio of Expenses to Average Net Assets	0.11	%(B)	0.12%	0.14%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.34	%(B)	1.68%	1.56%	1.41%	1.62%	1.49%
Portfolio Turnover Rate	3	%(C)	13%	9%	7%	7%	9%

See accompanying Notes to Financial Statements.
19

  THE DFA INVESTMENT TRUST COMPANY
  THE U.S. LARGE CAP VALUE SERIES
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The U.S. Large Cap Value Series (the "Series") is presented in this report.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

2.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2007, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $198 (in thousands).

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2007, none of the Trustees have requested distribution of proceeds.

3.  Other:  Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain,

20

respectively. The Series estimates the character of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

4.  New Accounting Standards: On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Series' financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2007, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2007, the total related amounts paid by the Trust to the CCO were $58 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the six months ended May 31, 2007, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$1,234,512
Sales	263,226

There were no purchases or sales of long-term U.S. government securities.

E.  Federal Income Taxes:

The Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles

21

generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. As of November 30, 2006, there were no permanent differences in the Series.

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2006 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2005	$79,209	$3,972	$83,181
2006	141,704	186,026	327,730

At November 30, 2006, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated (Losses)
$15,465	$463,876	$479,341

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2006, the Series had no capital loss carryforwards available to offset future realized capital gains.

At May 31, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$9,454,881	$3,050,599	$(158,080)	$2,892,519

F.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The instrument and the significant corresponding risk is described below:

Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2007.

22

G.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 26, 2007. Effective June 26, 2007, the expiration date was extended to June 24, 2008. There were no borrowings by the Series under this line on credit during the six months ended May 31, 2007.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008. There were no borrowings by the Series under this line of credit during the six months ended May 31, 2007.

H.  Securities Lending:

As of May 31, 2007, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

23

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

24

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 15, 2006 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the Series (the "Fund").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Portfolio Performance and Service Review Committee (the "Review Committee"), composed of Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Review Committee posed after its review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the Fund's non-management fees charged by the Fund's administrator and transfer agent have been negotiated by management over the course of the past fifteen months.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

25

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

26

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DFA053107-010S

DIMENSIONAL INVESTMENT GROUP INC.

U.S. Small Cap Value Portfolio II

Semi-Annual Report

Six Months Ended May 31, 2007
(Unaudited)

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our semi-annual reports gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$150 Billion in Assets Under Management Worldwide as of May 31, 2007.

Core Equity

US Core Equity

US Vector Equity

International Core Equity

Emerging Markets Core Equity

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Tax-Managed

US Small Cap

US Small Cap Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Throughout its history, Dimensional has sought to improve its strategies through efficient engineering and cost-effective trading. Our core equity strategies are the latest example of this evolution. Each core strategy targets a broad and diverse group of common stocks across various equity markets. But unlike conventional approaches, the securities are not held in their market-value proportions. The portfolios increase the relative weight of small cap and value stocks, where expected returns are greater. Because the architecture is seamlessly integrated and includes the full range of securities, the costs normally associated with maintaining multiple vehicles are greatly reduced.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission.
Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the
Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors,
1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

FHLB  Federal Home Loan Bank

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan, Restricted Securities, and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

REITs  Real Estate Investment Trusts

SEC  Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

U.S. SMALL CAP VALUE PORTFOLIO II

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2007

EXPENSE TABLE

	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,104.10	0.24%	$1.26
Hypothetical 5% Annual Return	$1,000.00	$1,023.73	0.24%	$1.21

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

2

DIMENSIONAL INVESTMENT GROUP INC.

U.S. SMALL CAP VALUE PORTFOLIO II

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year ) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimemsional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 27, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by category.

Affiliated Investment Company	100.0%

3

  DIMENSIONAL INVESTMENT GROUP INC.

  U.S. SMALL CAP VALUE PORTFOLIO II

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The U.S. Small Cap Value Series of The DFA Investment Trust Company (Affiliated Investment Company) (29,121,259 Shares) at Value†	$740,554
Receivable for Investment Securities Sold	981
Prepaid Expenses and Other Assets	16
Total Assets	741,551
LIABILITIES:
Payables:
Fund Shares Redeemed	981
Due to Advisor	6
Accrued Expenses and Other Liabilities	56
Total Liabilities	1,043
NET ASSETS	$740,508
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	24,073,294
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$30.76
Investment at Cost	$535,093
NET ASSETS CONSIST OF:
Paid-In Capital	$491,680
Accumulated Net Investment Income (Loss)	(59)
Accumulated Net Realized Gain (Loss)	43,426
Net Unrealized Appreciation (Depreciation)	205,461
NET ASSETS	$740,508
(1) NUMBER OF SHARES AUTHORIZED	200,000,000

See accompanying Notes to Financial Statements.
4

  DIMENSIONAL INVESTMENT GROUP INC.

  U.S. SMALL CAP VALUE PORTFOLIO II

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

Investment Income
Income Distributions Received from Affiliated Investment Company	$1,636
Expenses
Administrative Services Fees	37
Accounting & Transfer Agent Fees	10
Legal Fees	6
Audit Fees	1
Filing Fees	12
Shareholders' Reports	26
Directors'/Trustees' Fees & Expenses	5
Other	2
Total Expenses	99
Net Investment Income (Loss)	1,537
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	70,621
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	3,152
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	(3,064)
Net Realized and Unrealized Gain (Loss)	70,709
Net Increase (Decrease) in Net Assets Resulting from Operations	$72,246

See accompanying Notes to Financial Statements.
5

  DIMENSIONAL INVESTMENT GROUP INC.

  U.S. SMALL CAP VALUE PORTFOLIO II

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,537	$8,008
Capital Gain Distributions Received from Affiliated Investment Company	70,621	57,867
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	3,152	(996)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	(3,064)	55,411
Net Increase (Decrease) in Net Assets Resulting from Operations	72,246	120,290
Distributions From:
Net Investment Income	(3,446)	(7,382)
Net Short-Term Gains	(5,780)	(3,055)
Net Long-Term Gains	(54,710)	(41,208)
Total Distributions	(63,936)	(51,645)
Capital Share Transactions (1):
Shares Issued	43,208	127,151
Shares Issued in Lieu of Cash Distributions	63,936	51,645
Shares Redeemed	(80,214)	(142,107)
Net Increase (Decrease) from Capital Share Transactions	26,930	36,689
Total Increase (Decrease) in Net Assets	35,240	105,334
Net Assets
Beginning of Period	705,268	599,934
End of Period	$740,508	$705,268
(1) Shares Issued and Redeemed:
Shares Issued	1,487	4,479
Shares Issued in Lieu of Cash Distributions	2,283	2,010
Shares Redeemed	(2,730)	(5,093)
	1,040	1,396
Accumulated Net Investment Income (Loss) at End of Period	$(59)	$1,850

See accompanying Notes to Financial Statements.
6

  DIMENSIONAL INVESTMENT GROUP INC.

  U.S. SMALL CAP VALUE PORTFOLIO II

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$30.62	$27.73	$26.50	$21.83	$15.53	$17.52
Income from Investment Operations
Net Investment Income (Loss)	0.06	(A)	0.34	(A)	0.35	0.34	0.12	0.10
Net Gains (Losses) (Realized and Unrealized)	2.86	4.90	2.56	5.47	6.78	0.13
Total from Investment Operations	2.92	5.24	2.91	5.81	6.90	0.23
Less Distributions
Net Investment Income	(0.15)	(0.32)	(0.29)	(0.44)	(0.10)	(0.12)
Net Realized Gains	(2.63)	(2.03)	(1.39)	(0.70)	(0.50)	(2.10)
Total Distributions	(2.78)	(2.35)	(1.68)	(1.14)	(0.60)	(2.22)
Net Asset Value, End of Period	$30.76	$30.62	$27.73	$26.50	$21.83	$15.53
Total Return	10.41	%(C)	20.59%	11.65%	27.83%	46.30%	0.93%
Net Assets, End of Period (thousands)	$740,508	$705,268	$599,934	$497,340	$306,406	$174,588
Ratio of Expenses to Average Net Assets (D)	0.24	%(B)	0.25%	0.27%	0.28%	0.30%	0.33%
Ratio of Net Investment Income to Average Net Assets	0.42	%(B)	1.21%	1.32%	0.31%	0.82%	0.61%

See accompanying Notes to Financial Statements.
7

  DIMENSIONAL INVESTMENT GROUP INC.
  U.S. SMALL CAP VALUE PORTFOLIO II
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixteen portfolios, of which U.S. Small Cap Value Portfolio II (the "Portfolio") is presented in this section of the report.

The Portfolio primarily invests its assets in The U.S. Small Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2007, the Portfolio owned 7% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.   Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Series shares held by the Portfolio are valued at their respective daily net asset value.

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2007, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $15 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2007, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from Investment in Affiliated Investment Company that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

4.  New Accounting Standards: On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007.

8

FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2007, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor at an effective annual rate of 0.01% of average daily net assets.

Prior to April 1, 2007, pursuant to the Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor had contractually agreed to waive its administration fee and to assume the Portfolio's direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of the Series) to the extent necessary to limit the expenses of the Portfolio to 0.75% of its average daily net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.75% of its average daily net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed 0.75% of its average daily net assets. The Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such recovery. At May 31, 2007, there were no previously waived fees subject to future recovery by the Advisor.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2007, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.   Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. There were no permanent differences as of November 30, 2006.

9

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2006 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2005	$11,671	$21,058	$32,729
2006	10,437	41,208	51,645

At November 30, 2006, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$2,310	$54,251	$56,561

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2006, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At May 31, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$558,864	$205,461	$(23,771)	$181,690

E.   Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 26, 2006. Effective June 26, 2007, the expiration date was extended to June 24, 2008. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 21, 2008. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2007.

10

F.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G.   Other:

At May 31, 2007, one shareholder held 100% of the outstanding shares of the Portfolio.

11

THE DFA INVESTMENT TRUST COMPANY

THE U.S. SMALL CAP VALUE SERIES

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2007

EXPENSE TABLE

	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,104.30	0.22%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,023.83	0.22%	$1.11

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

12

THE DFA INVESTMENT TRUST COMPANY

THE U.S. SMALL CAP VALUE SERIES

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 27, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Total
22.1%	3.6%	6.8%	19.9%	4.8%	17.3%	16.0%	7.3%	0.3%	1.2%	0.7%	100.0%

13

THE U.S. SMALL CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (85.8%)
Consumer Discretionary — (18.9%)
American Axle & Manufacturing Holdings, Inc.	1,927,600	$55,553,432	0.5%
American Greetings Corp. Class A	1,875,200	49,148,992	0.5%
# ArvinMeritor, Inc.	3,209,562	67,015,655	0.6%
*# Big Lots, Inc.	2,439,910	76,857,165	0.7%
Bob Evans Farms, Inc.	1,422,008	55,031,710	0.5%
* Charming Shoppes, Inc.	3,592,390	44,761,179	0.4%
Cooper Tire & Rubber Co.	2,333,056	56,156,658	0.5%
*# Scholastic Corp.	1,838,391	58,405,682	0.5%
# United Auto Group, Inc.	2,617,400	58,184,802	0.5%
* Warnaco Group, Inc.	1,949,942	67,058,505	0.6%
Other Securities		1,793,107,847	16.7%
Total Consumer Discretionary		2,381,281,627	22.0%
Consumer Staples — (3.1%)
* Performance Food Group Co.	1,493,321	53,012,895	0.5%
# Universal Corp.	849,711	54,016,128	0.5%
Other Securities		279,850,821	2.6%
Total Consumer Staples		386,879,844	3.6%
Energy — (5.9%)
* Comstock Resources, Inc.	1,850,267	56,174,106	0.5%
*# Hanover Compressor Co.	3,444,124	86,103,100	0.8%
* Swift Energy Corp.	1,150,105	49,489,018	0.5%
* Universal Compression Holdings, Inc.	1,121,884	83,367,200	0.8%
USEC, Inc.	3,197,102	73,853,056	0.7%
* Whiting Petroleum Corp.	1,488,435	66,012,092	0.6%
Other Securities		330,832,900	3.0%
Total Energy		745,831,472	6.9%
Financials — (17.1%)
Delphi Financial Group, Inc. Class A	1,402,594	60,227,386	0.6%
*# FirstFed Financial Corp.	745,687	48,074,441	0.5%
# LandAmerica Financial Group, Inc.	645,080	59,792,465	0.6%
MAF Bancorp, Inc.	1,428,565	76,971,082	0.7%
MCG Capital Corp.	2,718,386	47,952,329	0.5%
Ohio Casualty Corp.	1,901,751	81,889,398	0.8%
Selective Insurance Group, Inc.	2,002,006	54,794,904	0.5%
The Phoenix Companies, Inc.	3,130,300	49,270,922	0.5%
UMB Financial Corp.	1,311,662	50,643,270	0.5%
Other Securities		1,613,772,384	14.6%
Total Financials		2,143,388,581	19.8%
Health Care — (4.1%)
* Kindred Healthcare, Inc.	1,799,675	57,589,600	0.5%
Other Securities		456,374,782	4.2%
Total Health Care		513,964,382	4.7%
Industrials — (14.8%)
* Alaska Air Group, Inc.	1,490,900	43,474,644	0.4%
Applied Industrial Technologies, Inc.	1,570,050	45,939,663	0.4%
*# Continental Airlines, Inc.	1,748,839	70,250,863	0.7%
*# Esterline Technologies Corp.	1,066,623	48,531,346	0.5%
* Kansas City Southern	1,556,800	63,906,640	0.6%
* PHH Corp.	1,926,210	59,712,510	0.6%
*# Quanta Services, Inc.	3,247,026	97,443,250	0.9%
Regal-Beloit Corp.	1,100,083	53,475,035	0.5%

14

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
*# Shaw Group, Inc.	1,184,818	$47,937,736	0.4%
# Trinity Industries, Inc.	1,825,225	84,270,638	0.8%
* United Rentals, Inc.	1,658,901	55,656,129	0.5%
Werner Enterprises, Inc.	3,164,501	61,169,804	0.6%
Other Securities		1,132,041,076	10.3%
Total Industrials		1,863,809,334	17.2%
Information Technology — (13.8%)
* BISYS Group, Inc.	4,205,455	49,414,096	0.5%
* Brooks Automation, Inc.	3,306,504	58,492,056	0.5%
* Entegris, Inc.	4,334,007	49,841,081	0.5%
Imation Corp.	1,481,405	56,160,064	0.5%
*# MKS Instruments, Inc.	1,887,264	51,427,944	0.5%
* MPS Group, Inc.	3,608,200	49,612,750	0.5%
Other Securities		1,413,901,824	12.9%
Total Information Technology		1,728,849,815	15.9%
Materials — (6.3%)
Chaparral Steel Co.	609,174	44,591,537	0.4%
# Minerals Technologies, Inc.	816,658	51,947,615	0.5%
Schnitzer Steel Industries, Inc. Class A	822,866	44,599,337	0.4%
* Terra Industries, Inc.	3,147,700	61,033,903	0.6%
Other Securities		586,246,994	5.4%
Total Materials		788,419,386	7.3%
Other — (0.0%)
Total Other		19,286	0.0%
Real Estate Investment Trusts — (0.2%)
Total Real Estate Investment Trusts		29,380,670	0.3%
Telecommunication Services — (1.0%)
Total Telecommunication Services		125,709,185	1.1%
Utilities — (0.6%)
Total Utilities		73,212,467	0.7%
TOTAL COMMON STOCKS		10,780,746,049	99.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		11,956	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $46,940,000 FNMA 6.25%, 05/15/29, valued at $51,915,640) to be repurchased at $51,164,375	$51,157	51,157,000	0.5%
SECURITIES LENDING COLLATERAL — (13.8%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $2,364,434,838 FNMA, rates ranging from 3.900% to 7.000%, maturities ranging from 09/01/13 to 05/01/37, valued at $1,690,173,232) to be repurchased at $1,641,186,924	1,640,945	1,640,944,885	15.1%
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $92,615,000 FHLB 5.000%, 02/04/09 & 5.250%, 09/13/13, & 5.500%, 06/21/07, valued at $93,922,221) to be repurchased at $89,901,770	89,889	89,888,511	0.8%
TOTAL SECURITIES LENDING COLLATERAL		1,730,833,396	15.9%
TOTAL INVESTMENTS — (100.0%) (Cost $10,326,890,333)		$12,562,748,401	115.9%

See accompanying Notes to Financial Statements.
15

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. SMALL CAP VALUE SERIES

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $1,648,092 of securities on loan)	$10,780,758
Temporary Cash Investments at Value	51,157
Collateral Received from Securities on Loan at Value	1,730,833
Cash	1
Receivables:
Investment Securities Sold	30,298
Dividends and Interest	7,923
Securities Lending Income	1,037
Fund Shares Sold	8,913
Prepaid Expenses and Other Assets	23
Total Assets	12,610,943
LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,730,833
Investment Securities Purchased	39,302
Fund Shares Redeemed	981
Due to Advisor	1,773
Accrued Expenses and Other Liabilities	458
Total Liabilities	1,773,347
NET ASSETS	$10,837,596
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	426,142,450
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$25.43
Investments at Cost	$8,544,900
Temporary Cash Investments at Cost	$51,157
Collateral Received from Securities on Loan at Cost	$1,730,833
NET ASSETS CONSIST OF:
Paid-In Capital	$7,889,075
Accumulated Net Investment Income (Loss)	36,143
Accumulated Net Realized Gain (Loss)	676,520
Net Unrealized Appreciation (Depeciation)	2,235,858
NET ASSETS	$10,837,596
(1) NUMBER OF SHARES AUTHORIZED	Unlimited

See accompanying Notes to Financial Statements.
16

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. SMALL CAP VALUE SERIES

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

Investment Income
Dividends	$60,023
Interest	2,210
Income from Securities Lending	5,225
Total Investment Income	67,458
Expenses
Investment Advisory Services Fees	10,059
Accounting & Transfer Agent Fees	476
Custodian Fees	77
Legal Fees	23
Audit Fees	55
Shareholders' Reports	36
Directors'/Trustees' Fees & Expenses	57
Other	71
Total Expenses	10,854
Net Investment Income (Loss)	56,604
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	679,023
Change in Unrealized Appreciation (Depreciation) of Investment Securities	270,432
Net Realized and Unrealized Gain (Loss)	949,455
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,006,059

See accompanying Notes to Financial Statements.
17

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. SMALL CAP VALUE SERIES

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$56,604	$103,401
Net Realized Gain (Loss) on Investment Securities Sold	679,023	945,679
Change in Unrealized Appreciation (Depreciation) of Investment Securities	270,432	517,884
Net Increase (Decrease) in Net Assets Resulting from Operations	1,006,059	1,566,964
Distributions From:
Net Investment Income	(22,308)	(104,797)
Net Short-Term Gains	(77,426)	(37,843)
Net Long-Term Gains	(868,641)	(678,973)
Total Distributions	(968,375)	(821,613)
Capital Share Transactions (1):
Shares Issued	648,246	899,678
Shares Issued in Lieu of Cash Distributions	943,202	795,998
Shares Redeemed	(235,948)	(523,514)
Net Increase (Decrease) from Capital Share Transactions	1,355,500	1,172,162
Total Increase (Decrease) in Net Assets	1,393,184	1,917,513
Net Assets
Beginning of Period	9,444,412	7,526,899
End of Period	$10,837,596	$9,444,412
(1) Shares Issued and Redeemed:
Shares Issued	26,816	37,774
Shares Issued in Lieu of Cash Distributions	40,735	36,792
Shares Redeemed	(9,819)	(22,249)
	57,732	52,317
Accumulated Net Investment Income (Loss) at End of Period	$36,143	$1,847

See accompanying Notes to Financial Statements.
18

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. SMALL CAP VALUE SERIES

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$25.64	$23.81	$23.78	$20.20	$15.04	$16.54
Income from Investment Operations
Net Investment Income (Loss)	0.14	(A)	0.29	(A)	0.17	0.16	0.12	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	2.28	4.11	2.35	5.09	6.29	0.11
Total from Investment Operations	2.42	4.40	2.52	5.25	6.41	0.22
Less Distributions
Net Investment Income	(0.06)	(0.30)	(0.31)	(0.08)	(0.12)	(0.11)
Net Realized Gains	(2.57)	(2.27)	(2.18)	(1.59)	(1.13)	(1.61)
Total Distributions	(2.63)	(2.57)	(2.49)	(1.67)	(1.25)	(1.72)
Net Asset Value, End of Period	$25.43	$25.64	$23.81	$23.78	$20.20	$15.04
Total Return	10.43	%(C)	20.63%	11.67%	27.87%	46.31%	1.05%
Net Assets, End of Period (thousands)	$10,837,596	$9,444,412	$7,526,899	$6,294,902	$4,518,054	$3,148,780
Ratio of Expenses to Average Net Assets	0.22	%(B)	0.22%	0.24%	0.25%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.13	%(B)	1.24%	0.75%	0.78%	0.75%	0.70%
Portfolio Turnover Rate	13	%(C)	27%	27%	26%	35%	30%

See accompanying Notes to Financial Statements.
19

  THE DFA INVESTMENT TRUST COMPANY
  THE U.S. SMALL CAP VALUE SERIES
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.   Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which The U.S. Small Cap Value Series (the "Series") is presented in this section of the report.

B.   Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

2.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2007, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $203 (in thousands).

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2007, none of the Trustees have requested distribution of proceeds.

3.   Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent

20

a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

4.   New Accounting Standards: On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Portfolio's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending of November 30, 2007. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined.

C.   Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2007, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2007, the total related amounts paid by the Trust to the CCO were $58 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the six months ended May 31, 2007, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$1,745,712
Sales	1,283,498

There were no purchases or sales of long-term U.S. government securities.

E.   Federal Income Taxes:

The Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

21

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2006, primarily attributable to net realized gains resulting from in-kind redemptions were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Paid-In Capital	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$(61)	$61

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2006 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2005	$160,138	$512,160	$672,298
2006	142,640	678,973	821,613

At November 30, 2006, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$79,453	$868,422	$947,875

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2006, the Series had no capital loss carryforwards available to offset future realized capital gains.

At May 31, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$10,328,753	$2,919,209	$(685,214)	$2,233,995

F.   Financial Instruments:

In accordance with the Series investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The instrument and its significant corresponding risks are described below:

Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by

22

the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2007.

G.   Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 26, 2007. Effective June 26, 2007, the expiration date was extended to June 24, 2008. There were no borrowings by the Series under this line of credit during the six months ended May 31, 2007.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in January 21, 2008. There were no borrowings by the Series under this line of credit during the six months ended May 31, 2007.

H.   Securities Lending:

As of May 31, 2007, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I.   Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

23

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

24

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 15, 2006 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the Series (the "Fund").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Portfolio Performance and Service Review Committee (the "Review Committee"), composed of Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Review Committee posed after its review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the Fund's non-management fees charged by the Fund's administrator and transfer agent have been negotiated by management over the course of the past fifteen months.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other

25

"non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

26

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DFA053107-007S

DIMENSIONAL INVESTMENT GROUP INC.

Emerging Markets Portfolio II

Semi-Annual Report

Six Months Ended May 31, 2007
(Unaudited)

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our semi-annual reports gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$150 Billion in Assets Under Management Worldwide as of May 31, 2007.

Core Equity

US Core Equity

US Vector Equity

International Core Equity

Emerging Markets Core Equity

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Tax-Managed

US Small Cap

US Small Cap Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Throughout its history, Dimensional has sought to improve its strategies through efficient engineering and cost-effective trading. Our core equity strategies are the latest example of this evolution. Each core strategy targets a broad and diverse group of common stocks across various equity markets. But unlike conventional approaches, the securities are not held in their market-value proportions. The portfolios increase the relative weight of small cap and value stocks, where expected returns are greater. Because the architecture is seamlessly integrated and includes the full range of securities, the costs normally associated with maintaining multiple vehicles are greatly reduced.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission.
Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the
Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors,
1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

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SEMI-ANNUAL REPORT
(Unaudited)

Page
Definitions of Abbreviations and Footnotes	1

Dimensional Investment Group Inc. — Emerging Markets Portfolio II

Disclosure of Fund Expenses	2

Disclosure of Portfolio Holdings	3

Statement of Assets and Liabilities	4

Statement of Operations	5

Statements of Changes in Net Assets	6

Financial Highlights	7

Notes to Financial Statements	8

The DFA Investment Trust Company — The Emerging Markets Series

Disclosure of Fund Expenses	12

Disclosure of Portfolio Holdings	13

Summary Schedule of Portfolio Holdings	14

Statement of Assets and Liabilities	17

Statement of Operations	18

Statements of Changes in Net Assets	19

Financial Highlights	20

Notes to Financial Statements	21

Voting Proxies on Fund Portfolio Securities	26

Board Approval of Investment Advisory Agreement	27

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may be Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of May 31, 2007.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

EMERGING MARKETS PORTFOLIO II

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2007

EXPENSE TABLE

	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,233.70	0.34%	$1.89
Hypothetical 5% Annual Return	$1,000.00	$1,023.24	0.34%	$1.72

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

2

DIMENSIONAL INVESTMENT GROUP INC.

EMERGING MARKETS PORTFOLIO II

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 27, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by country.

Affiliated Investment Company	100.0%

3

DIMENSIONAL INVESTMENT GROUP INC.

EMERGING MARKETS PORTFOLIO II

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2007
(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The Emerging Markets Series of The DFA Investment Trust Company (Affiliated Investment Company) at Value†	$88,024
Receivable for Fund Shares Sold	244
Prepaid Expenses and Other Assets	40
Total Assets	88,308
LIABILITIES:
Payables:
Investment Securities Purchased	244
Due to Advisor	11
Accrued Expenses and Other Liabilities	11
Total Liabilities	266
NET ASSETS	$88,042
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	3,386,674
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$26.00
Investment at Cost	$49,009
NET ASSETS CONSIST OF:
Paid-In Capital	$49,427
Accumulated Net Investment Income (Loss)	667
Accumulated Net Realized Gain (Loss)	(1,026)
Deferred Thailand Capital Gains Tax	(45)
Net Unrealized Appreciation (Depreciation)	39,019
NET ASSETS	$88,042
(1) NUMBER OF SHARES AUTHORIZED	200,000,000

See accompanying Notes to Financial Statements.
4

DIMENSIONAL INVESTMENT GROUP INC.

EMERGING MARKETS PORTFOLIO II

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2007
(Unaudited)

(Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $92)	$1,007
Interest	7
Income from Securities Lending	31
Expenses Allocated from Affiliated Investment Company	(70)
Total Investment Income	975
Expenses
Administrative Services Fees	87
Accounting & Transfer Agent Fees	7
Legal Fees	1
Audit Fees	1
Filing Fees	19
Shareholders' Reports	8
Total Expenses	123
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	(66)
Net Expenses	57
Net Investment Income (Loss)	918
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	612
Foreign Currency Transactions	4
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	14,497
Translation of Foreign Currency Denominated Amounts	3
Deferred Thailand Capital Gains Tax	(9)
Net Realized and Unrealized Gain (Loss)	15,107
Net Increase (Decrease) in Net Assets Resulting from Operations	$16,025

Investment Income and Net Realized and Unrealized Gains (Losses) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.
5

DIMENSIONAL INVESTMENT GROUP INC.

EMERGING MARKETS PORTFOLIO II

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$918	$1,136
Net Realized Gain (Loss) on:
Investment Securities Sold	612	526
Foreign Currency Transactions	4	(15)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	14,497	11,201
Translation of Foreign Currency Denominated Amounts	3	—
Deferred Thailand Capital Gains Tax	(9)	19
Net Increase (Decrease) in Net Assets Resulting from Operations	16,025	12,867
Distributions From:
Net Investment Income	(1,289)	(975)
Total Distributions	(1,289)	(975)
Capital Share Transactions (1):
Shares Issued	14,699	22,833
Shares Issued in Lieu of Cash Distributions	1,289	975
Shares Redeemed	(5,315)	(7,007)
Net Increase (Decrease) from Capital Share Transactions	10,673	16,801
Total Increase (Decrease) in Net Assets	25,409	28,693
Net Assets
Beginning of Period	62,633	33,940
End of Period	$88,042	$62,633
(1) Shares Issued and Redeemed:
Shares Issued	637	1,204
Shares Issued in Lieu of Cash Distributions	60	58
Shares Redeemed	(224)	(370)
	473	892
Accumulated Net Investment Income (Loss) at End of Period	$667	$1,049

See accompanying Notes to Financial Statements.
6

  DIMENSIONAL INVESTMENT GROUP INC.

  EMERGING MARKETS PORTFOLIO II

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$21.50		$16.79		$13.03		$9.78	$7.11	$7.08
Income from Investment Operations
Net Investment Income (Loss)	0.29	(A)	0.45	(A)	0.53	(A)	0.24	0.16	0.09
Net Gains (Losses) on Securities (Realized and Unrealized)	4.65		4.74		3.47		3.18	2.63	0.04
Total from Investment Operations	4.94		5.19		4.00		3.42	2.79	0.13
Less Distributions
Net Investment Income	(0.44)		(0.48)		(0.24)		(0.17)	(0.12)	(0.10)
Total Distributions	(0.44)		(0.48)		(0.24)		(0.17)	(0.12)	(0.10)
Net Asset Value, End of Period	$26.00		$21.50		$16.79		$13.03	$9.78	$7.11
Total Return	23.37	%(C)	31.67%		31.22%		35.39%	39.88%	1.83%
Net Assets, End of Period (thousands)	$88,042		$62,633		$33,940		$22,778	$13,272	$9,211
Ratio of Expenses to Average Net Assets (D)	0.34	%(B)	0.35%		0.41%		0.53%	0.58%	0.65%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.52%(B)		0.74%		0.81%		0.93%	0.98%	1.05%
Ratio of Net Investment Income to Average Net Assets	2.47	%(B)	2.38%		3.60%		2.43%	2.09%	1.34%

See accompanying Notes to Financial Statements.
7

  DIMENSIONAL INVESTMENT GROUP INC.

  EMERGING MARKETS PORTFOLIO II

  NOTES TO FINANCIAL STATEMENTS

  (Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixteen portfolios, of which the Emerging Markets Portfolio II (the "Portfolio") is presented in this report.

The Portfolio primarily invests its assets in The Emerging Markets Series (the "Series"), a series of The DFA Investment Trust Company. At May 31, 2007, the Portfolio owned 3% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

2.  Deferred Compensation Plan:  Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Other Expenses. At May 31, 2007, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $2 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2007, none of the Directors have requested distribution of proceeds.

3.  Other:  Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

8

The Emerging Markets Portfolio II recognizes its pro-rata share of net investment income and realized and unrealized gains (losses) of investment securities and foreign currency, on a daily basis, from the Series, which is treated as a partnership for federal income tax purposes.

4.  New Accounting Standards: On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the period of December 1, 2006 to March 29, 2007, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of the first $50 million of average daily net assets and no fee on assets exceeding $50 million. From March 30, 2007 to May 31, 2007, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisory based on an effective annual rate of 0.15% of average daily net assets.

Prior to April 1, 2007, pursuant to a Fee Waiver and Expense Assumption Agreement for Emerging Markets Portfolio II, the Advisor had contractually agreed to waive its administration fee of 0.40% per year for the Portfolio on the first $50 million of the Portfolio's average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2007, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in

9

nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2006, primarily attributable to realized net foreign currency gains/losses and net realized gains on securities considered to be "passive foreign investment companies" were classified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains
$(229)	$34	$195

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2006 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2005	$432	—	$432
2006	975	—	975

At November 30, 2006, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Capital Loss Carryforwards	Total Net Distributable Earnings/ (Accumulated Losses)
$1,090	$(1,546)	$(456)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2006, the Portfolio had a capital loss carryforward available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

Expires on November 30,
2008	2009	2010	Total
$592	$669	$285	$1,546

During the year ended November 30, 2006, the Portfolio utilized capital loss carryforwards to offset realized capital gains of $503 (in thousands) and had capital loss carryforward expiration of $229 (in thousands).

Some of the Master Fund's investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are allocated to the Portfolio and are required to be included in distributable net investment income for tax purposes. At November 30, 2006, the Portfolio received unrealized appreciation (depreciation) (mark to market) and realized gains from allocations received on the sale of passive foreign investment companies (in thousands) of $55 and $43, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

10

At May 31, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$49,043	$39,556	$(575)	$38,981

E.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 26, 2007. Effective June 26, 2007, the expiration date was extended to June 24, 2008. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 21, 2008. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2007.

F.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G.  Other:

At May 31, 2007, one shareholder held 100% of the outstanding shares of the Portfolio.

11

THE DFA INVESTMENT TRUST COMPANY

THE EMERGING MARKETS SERIES

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2007

EXPENSE TABLE

	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,234.50	0.19%	$1.06
Hypothetical 5% Annual Return	$1,000.00	$1,023.98	0.19%	$0.96

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

12

THE DFA INVESTMENT TRUST COMPANY

THE EMERGING MARKETS SERIES

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 27, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Other	Total
5.8%	9.0%	5.4%	22.0%	3.4%	8.5%	10.3%	16.6%	15.2%	3.6%	0.2%	100.0%

13

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		$12,106,505	0.4%
BRAZIL — (12.0%)
COMMON STOCKS — (1.6%)
Other Securities		53,939,304	1.8%
PREFERRED STOCKS — (10.4%)
Ambev Cia de Bebidas das Americas ADR	382,700	25,947,060	0.9%
Banci Itau Holding Financeira SA	868,000	38,113,378	1.2%
Banco Bradesco SA	1,604,316	40,838,653	1.3%
Companhia Vale do Rio Doce Series A	1,853,760	70,859,759	2.3%
Gerdau SA	697,734	15,705,371	0.5%
Investimentos Itau SA	3,630,981	22,738,522	0.7%
Telecomunicacoes de Sao Paulo SA	621,100	18,299,979	0.6%
Other Securities		108,649,857	3.6%
TOTAL PREFERRED STOCKS		341,152,579	11.1%
TOTAL — BRAZIL		395,091,883	12.9%
CHILE — (2.9%)
COMMON STOCKS — (2.9%)
Banco Santander Chile SA ADR	295,998	14,533,502	0.5%
Empresa Nacional de Electricidad SA Sponsored ADR	514,018	23,953,239	0.8%
Other Securities		57,814,140	1.9%
TOTAL COMMON STOCKS		96,300,881	3.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		200,181	0.0%
TOTAL — CHILE		96,501,062	3.2%
CZECH REPUBLIC — (1.1%)
COMMON STOCKS — (1.1%)
CEZ A.S.	381,144	19,472,470	0.6%
Other Securities		16,427,313	0.6%
TOTAL — CZECH REPUBLIC		35,899,783	1.2%
HUNGARY — (1.9%)
COMMON STOCKS — (1.9%)
MOL Hungarian Oil & Gas NYRT	168,429	21,673,925	0.7%
OTP Bank NYRT	404,689	21,421,425	0.7%
Other Securities		18,600,452	0.6%
TOTAL — HUNGARY		61,695,802	2.0%
INDIA — (11.7%)
COMMON STOCKS — (11.7%)
Hindustan Lever, Ltd.	2,697,394	13,567,672	0.5%
ICICI Bank Sponsored ADR	458,878	21,819,649	0.7%
Infosys Technologies, Ltd.	657,429	31,205,035	1.0%
ITC, Ltd.	3,899,423	15,752,149	0.5%
* Reliance Communications, Ltd.	1,721,955	21,433,618	0.7%
Reliance Industries, Ltd.	1,721,955	74,894,879	2.5%
Tata Consultancy Services, Ltd.	504,652	15,054,913	0.5%
Other Securities		190,723,083	6.2%
TOTAL — INDIA		384,450,998	12.6%

14

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
INDONESIA — (2.6%)
COMMON STOCKS — (2.6%)
PT Astra International Tbk	8,046,961	$14,981,997	0.5%
PT Telekomunikasi Indonesia Tbk	33,437,640	36,394,909	1.2%
Other Securities		33,336,522	1.1%
TOTAL COMMON STOCKS		84,713,428	2.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,860	0.0%
TOTAL — INDONESIA		84,720,288	2.8%
ISRAEL — (4.3%)
COMMON STOCKS — (4.3%)
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	1,322,025	51,823,380	1.7%
Other Securities		88,182,146	2.9%
TOTAL — ISRAEL		140,005,526	4.6%
MALAYSIA — (4.9%)
COMMON STOCKS — (4.9%)
Other Securities		162,693,981	5.3%
MEXICO — (12.1%)
COMMON STOCKS — (12.1%)
# America Movil S.A.B. de C.V. Series L	45,669,559	138,078,177	4.5%
America Movil S.A.B. de C.V. Series L ADR	376,240	22,781,332	0.7%
*# Carso Global Telecom S.A. de C.V. Telecom Series A1	3,638,671	21,480,678	0.7%
# Cementos de Mexico S.A.B de C.V. Series B	4,243,502	16,480,885	0.5%
Cemex S.A.B. de C.V. Sponsored ADR	570,622	22,185,783	0.7%
# Grupo Mexico S.A.B. de C.V. Series B	2,792,574	16,558,603	0.5%
# Telefonos de Mexico S.A. de C.V.	12,016,800	24,202,559	0.8%
# Wal-Mart de Mexico SAB de C.V. Series V	8,883,165	33,615,329	1.1%
Other Securities		102,756,276	3.5%
TOTAL — MEXICO		398,139,622	13.0%
PHILIPPINES — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		34,928,216	1.1%
POLAND — (2.2%)
COMMON STOCKS — (2.2%)
Bank Pekao SA	156,792	13,988,452	0.5%
Other Securities		57,163,869	1.8%
TOTAL — POLAND		71,152,321	2.3%
SOUTH AFRICA — (10.8%)
COMMON STOCKS — (10.8%)
Anglo American Platinum Corp., Ltd.	180,856	30,290,480	1.0%
AngloGold Ashanti, Ltd.	402,684	16,644,039	0.5%
FirstRand, Ltd.	7,981,316	25,608,635	0.8%
Impala Platinum Holdings, Ltd.	610,844	18,668,234	0.6%
MTN Group, Ltd.	2,048,030	28,099,395	0.9%
Sasol, Ltd. Sponsored ADR	828,800	30,143,456	1.0%
Standard Bank Group, Ltd.	1,631,952	24,109,351	0.8%
Telkom South Africa, Ltd.	710,238	17,085,261	0.6%
Other Securities		166,060,791	5.5%
TOTAL — SOUTH AFRICA		356,709,642	11.7%

15

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SOUTH KOREA — (10.6%)
COMMON STOCKS — (10.6%)
# Hyundai Heavy Industries Co., Ltd.	49,890	$17,079,215	0.6%
Kookmin Bank	161,175	14,592,376	0.5%
# POSCO	46,060	22,055,620	0.7%
Samsung Electronics Co., Ltd.	97,139	56,130,527	1.8%
Other Securities		239,896,905	7.8%
TOTAL — SOUTH KOREA		349,754,643	11.4%
TAIWAN — (9.1%)
COMMON STOCKS — (9.1%)
Cathay Financial Holdings Co., Ltd.	8,465,487	17,870,856	0.6%
Hon Hai Precision Industry Co., Ltd.	3,835,006	27,091,584	0.9%
Nan Ya Plastic Corp.	6,878,218	13,333,047	0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	21,327,076	44,369,598	1.5%
Other Securities		198,103,454	6.4%
TOTAL — TAIWAN		300,768,539	9.8%
THAILAND — (1.5%)
COMMON STOCKS — (1.5%)
Other Securities		48,767,513	1.6%
TURKEY — (3.4%)
COMMON STOCKS — (3.4%)
Akbank T.A.S.	3,155,889	22,148,685	0.7%
Turkiye Garanti Bankasi A.S.	3,760,431	20,763,178	0.7%
Turkiye Is Bankasi A.S.	3,364,999	15,751,442	0.5%
Other Securities		53,630,260	1.8%
TOTAL — TURKEY		112,293,565	3.7%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $7,535,000 FHLMC 6.275%(r), 09/01/36, valued at $7,064,943) to be repurchased at $6,960,003	$6,959	6,959,000	0.2%
SECURITIES LENDING COLLATERAL — (7.2%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $402,756,711 FHLMC, rates ranging from 4.305%(r) to 7.337%(r), maturities ranging from 05/01/08 to 12/01/35 & FNMA, rates ranging from 4.277%(r) to 8.214%(r), maturities ranging from 04/01/17 to 12/01/44, valued at $241,783,748) to be repurchased at $237,077,784	237,043	237,042,820	7.8%
TOTAL INVESTMENTS — (100.0%) (Cost $1,628,286,203)		$3,289,681,709	107.6%

See accompanying Notes to Financial Statements.
16

THE DFA INVESTMENT TRUST COMPANY

THE EMERGING MARKETS SERIES

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2007
(Unaudited)

(Amounts in thousands)

ASSETS:
Investments at Value (including $218,951 of securities on loan)	$3,045,680
Temporary Cash Investments at Value	6,959
Collateral Received from Securities on Loan at Value	237,043
Foreign Currencies at Value	686
Cash	16
Receivables:
Dividends, Interest and Tax Reclaims	8,324
Securities Lending Income	241
Fund Shares Sold	570
Prepaid Expenses and Other Assets	16
Total Assets	3,299,535
LIABILITIES:
Payables:
Upon Return of Securities Loaned	237,043
Investment Securities Purchased	1,848
Fund Shares Redeemed	6
Due to Advisor	249
Deferred Thailand Capital Gains Tax	2,966
Accrued Expenses and Other Liabilities	289
Total Liabilities	242,401
NET ASSETS	$3,057,134
Investments at Cost	$1,384,284
Temporary Cash Investments at Cost	$6,959
Collateral Received from Securities on Loan at Cost	$237,043
Foreign Currencies at Cost	$688

See accompanying Notes to Financial Statements.
17

THE DFA INVESTMENT TRUST COMPANY

THE EMERGING MARKETS SERIES

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2007
(Unaudited)

(Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $3,311)	$35,945
Interest	241
Income from Securities Lending	1,120
Total Investment Income	37,306
Expenses
Investment Advisory Services Fees	1,339
Accounting & Transfer Agent Fees	137
Custodian Fees	936
Legal Fees	7
Audit Fees	17
Shareholders' Reports	8
Directors'/Trustees' Fees & Expenses	15
Other	31
Total Expenses	2,490
Net Investment Income (Loss)	34,816
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	27,395
Foreign Currency Transactions	146
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	515,369
Translation of Foreign Currency Denominated Amounts	126
Deferred Thailand Capital Gains Tax	(265)
Net Realized and Unrealized Gain (Loss)	542,771
Net Increase (Decrease) in Net Assets Resulting from Operations	$577,587

See accompanying Notes to Financial Statements.
18

THE DFA INVESTMENT TRUST COMPANY

THE EMERGING MARKETS SERIES

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$34,816	$54,451
Net Realized Gain (Loss) on:
Investment Securities Sold	27,395	28,277
Foreign Currency Transactions	146	(585)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	515,369	484,776
Translation of Foreign Currency Denominated Amounts	126	(23)
Deferred Thailand Capital Gains Tax	(265)	902
Net Increase (Decrease) in Net Assets Resulting from Operations	577,587	567,798
Transactions in Interest:
Contributions	150,204	455,977
Withdrawals	(85,628)	(461,369)
Net Increase from Transactions in Interest	64,576	(5,392)
Total Increase (Decrease) in Net Assets	642,163	562,406
Net Assets
Beginning of Period	2,414,971	1,852,565
End of Period	$3,057,134	$2,414,971

See accompanying Notes to Financial Statements.
19

  THE DFA INVESTMENT TRUST COMPANY

  THE EMERGING MARKETS SERIES

  FINANCIAL HIGHLIGHTS

	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)
Total Return	23.45	%(C)	31.87%	31.23%	35.47%	39.67%	2.10%
Net Assets, End of Period (thousands)	$3,057,134		$2,414,971	$1,852,565	$1,160,262	$607,561	$343,193
Ratio of Expenses to Average Net Assets	0.19	%(B)	0.20%	0.27%	0.31%	0.34%	0.34%
Ratio of Net Investment Income to Average Net Assets	2.61	%(B)	2.54%	3.70%	2.63%	2.23%	1.64%
Portfolio Turnover Rate	2	%(C)	11%	9%	2%	1%	8%

See accompanying Notes to Financial Statements.
20

  THE DFA INVESTMENT TRUST COMPANY

  THE EMERGING MARKETS SERIES

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The Emerging Markets Series (the "Series") is presented in this report.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Series will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series prices its shares at the close of the NYSE, the Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the

21

net asset value of the Series. When the Series uses fair value pricing, the values assigned to the Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan:  Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2007, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $54 (in thousands).

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2007, none of the Trustees have requested distribution of proceeds.

4.  Other:  Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Series' investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Series accrues for taxes on the capital gains throughout the holding period of the underlying securities. The Series is also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

22

5.  New Accounting Standards: On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Series' financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2007, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2007, the total related amounts paid by the Trust to the CCO were $58 (in thousands). The total related amount paid by the Series is included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the six months ended May 31, 2007, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$153,968
Sales	60,063

There were no purchases or sales of long-term U.S. government securities.

E.  Federal Income Tax:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed through" to its partners.

Some of the Series' investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At November 30, 2006, the Series had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands) of $1,672 and $1,623, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

23

At May 31, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,629,292	$1,684,682	$(24,292)	$1,660,390

F.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2007.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

G.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 26, 2007. Effective June 26, 2007, the expiration date was extended to June 24, 2008. There were no borrowings by the Series under this line of credit during the six months ended May 31, 2007.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 21, 2008.

24

For the six months ended May 31, 2007, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentage and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
5.99%	$4,728	8	$6	$10,482

There were no outstanding borrowings by the Series under this line of credit at May 31, 2007.

H.  Securities Lending:

As of May 31, 2007, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

25

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

26

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 15, 2006 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the Series (the "Fund").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Portfolio Performance and Service Review Committee (the "Review Committee"), composed of Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Review Committee posed after its review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe. At the Board's request, the Advisor specifically addressed the factors that contributed to the comparative performance of the Fund. The Board concluded that the Advisor's explanations provided a sound basis for understanding the performance of this Fund. The Board noted that the Advisor's investment style and methodologies in managing the Dimensional funds are not designed to track traditional indexes. As a result, it is expected that certain funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the Fund's non-management fees charged by the Fund's administrator and transfer agent have been negotiated by management over the course of the past fifteen months.

27

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

28

DFA053107-011S

DIMENSIONAL INVESTMENT GROUP INC.

Tax-Managed U.S. Marketwide Value Portfolio II

Semi-Annual Report

Six Months Ended May 31, 2007
(Unaudited)

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our semi-annual reports gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$150 Billion in Assets Under Management Worldwide as of May 31, 2007.

Core Equity

US Core Equity

US Vector Equity

International Core Equity

Emerging Markets Core Equity

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Tax-Managed

US Small Cap

US Small Cap Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Throughout its history, Dimensional has sought to improve its strategies through efficient engineering and cost-effective trading. Our core equity strategies are the latest example of this evolution. Each core strategy targets a broad and diverse group of common stocks across various equity markets. But unlike conventional approaches, the securities are not held in their market-value proportions. The portfolios increase the relative weight of small cap and value stocks, where expected returns are greater. Because the architecture is seamlessly integrated and includes the full range of securities, the costs normally associated with maintaining multiple vehicles are greatly reduced.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

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Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the
Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors,
1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

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DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

FHLB  Federal Home Loan Bank

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2007

EXPENSE TABLE

	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,132.60	0.23%	$1.22
Hypothetical 5% Annual Return	$1,000.00	$1,023.78	0.23%	$1.16

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

2

DIMENSIONAL INVESTMENT GROUP INC.

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 27, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by category.

Affiliated Investment Company	100.0%

3

  DIMENSIONAL INVESTMENT GROUP INC.

  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company (Affiliated Investment Company) (Cost $816,974) at Value†	$1,230,670
Receivable for Fund Shares Sold	412
Prepaid Expenses and Other Assets	22
Total Assets	1,231,104
LIABILITIES:
Payables:
Fund Shares Redeemed	189
Investment Securities Purchased	223
Accrued Expenses and Other Liabilities	58
Total Liabilities	470
NET ASSETS	$1,230,634
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	62,357,796
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$19.74
Investment at Cost	$817,197
NET ASSETS CONSIST OF:
Paid-In Capital	$781,565
Accumulated Net Investment Income (Loss)	4,511
Accumulated Net Realized Gain (Loss)	31,085
Net Unrealized Appreciation (Depreciation)	413,473
NET ASSETS	$1,230,634
(1) NUMBER OF SHARES AUTHORIZED	200,000,000

See accompanying Notes to Financial Statements.
4

  DIMENSIONAL INVESTMENT GROUP INC.

  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

Investment Income
Dividends	$9,236
Interest	207
Income from Securities Lending	169
Expenses Allocated from Affiliated Investment Company	(1,193)
Total Investment Income	8,419
Expenses
Accounting & Transfer Agent Fees	13
Legal Fees	7
Audit Fees	1
Filing Fees	27
Shareholders' Reports	18
Directors'/Trustees' Fees & Expenses	6
Other	3
Total Expenses	75
Net Investment Income (Loss)	8,344
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	44,630
Change in Unrealized Appreciation (Depreciation) of Investment Securities	86,900
Net Realized and Unrealized Gain (Loss)	131,530
Net Increase (Decrease) in Net Assets Resulting from Operations	$139,874

Investment Income and Net Realized and Unrealized Gains (Losses) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.
5

  DIMENSIONAL INVESTMENT GROUP INC.

  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31,	Year Ended Nov. 30,
	2007	2006
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$8,344	$13,873
Net Realized Gain (Loss) on Investment Securities Sold	44,630	22,986
Change in Unrealized Appreciation (Depreciation) of Investment Securities	86,900	104,800
Net Increase (Decrease) in Net Assets Resulting from Operations	139,874	141,659
Distributions From:
Net Investment Income	(8,452)	(12,670)
Total Distributions	(8,452)	(12,670)
Capital Share Transactions (1):
Shares Issued	118,628	214,031
Shares Issued in Lieu of Cash Distributions	8,451	12,668
Shares Redeemed	(43,243)	(62,055)
Net Increase (Decrease) from Capital Share Transactions	83,836	164,644
Total Increase (Decrease) in Net Assets	215,258	293,633
Net Assets
Beginning of Period	1,015,376	721,743
End of Period	$1,230,634	$1,015,376
(1) Shares Issued and Redeemed:
Shares Issued	6,467	13,255
Shares Issued in Lieu of Cash Distributions	474	811
Shares Redeemed	(2,374)	(3,846)
	4,567	10,220
Accumulated Net Investment Income (Loss) at End of Period	$4,511	$4,619

See accompanying Notes to Financial Statements.
6

  DIMENSIONAL INVESTMENT GROUP INC.

  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$17.57		$15.17		$13.20	$11.08	$9.06	$11.46
Income from Investment Operations
Net Investment Income (Loss)	0.14	(A)	0.26	(A)	0.20	0.13	0.05	0.04
Net Gains (Losses) on Securities (Realized and Unrealized)	2.17		2.39		1.94	2.12	2.01	(2.34)
Total from Investment Operations	2.31		2.65		2.14	2.25	2.06	(2.30)
Less Distributions
Net Investment Income	(0.14)		(0.25)		(0.17)	(0.13)	(0.04)	(0.10)
Total Distributions	(0.14)		(0.25)		(0.17)	(0.13)	(0.04)	(0.10)
Net Asset Value, End of Period	$19.74		$17.57		$15.17	$13.20	$11.08	$9.06
Total Return	13.26	%(C)	17.67%		16.36%	20.41%	22.91%	(20.26)%
Net Assets, End of Period (thousands)	$1,230,634		$1,015,376		$721,743	$505,147	$328,258	$195,330
Ratio of Expenses to Average Net Assets (D)	0.23	%(B)	0.24%		0.26%	0.28%	0.30%	0.30%
Ratio of Net Investment Income to Average Net Assets	1.51	%(B)	1.61%		1.49%	1.11%	0.57%	0.57%

See accompanying Notes to Financial Statements.
7

  DIMENSIONAL INVESTMENT GROUP INC.

  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

  NOTES TO FINANCIAL STATEMENTS

  (Unaudited)

A.   Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixteen portfolios, of which Tax-Managed U.S. Marketwide Value Portfolio II (the "Portfolio") is presented in this report.

The Portfolio primarily invests its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2007, the Portfolio owned 29% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.   Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2007, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $22 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2007, none of the Directors have requested distribution of proceeds.

3.  Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

8

4.  New Accounting Standards: On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Portfolio is not charged a fee for these services. The Advisor provides investment advisory services to the Series.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2007, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.   Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. There were no permanent differences as of November 30, 2006.

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2006 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gain	Total
2005	$7,319	—	$7,319
2006	12,670	—	12,670

9

At November 30, 2006, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Capital Loss Carryforwards	Total Net Distributable Earnings/ (Accumulated Losses)
$4,638	$(13,338)	$(8,700)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2006, the Portfolio had a capital loss carryforward available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

Expires on November 30,
2010	2011	Total
$6,656	$6,682	$13,338

During the year ended November 30, 2006, the Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes of $22,978 (in thousands).

At May 31, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$817,347	$413,473	$(150)	$413,323

E.   Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 26, 2007. Effective June 26, 2007, the expiration date was extended to June 24, 2008. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 21, 2008. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2007.

10

F.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G.  Other:

At May 31, 2007, two shareholders held approximately 92% of the outstanding shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

11

THE DFA INVESTMENT TRUST COMPANY

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2007

EXPENSE TABLE

	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,132.30	0.22%	$1.17
Hypothetical 5% Annual Return	$1,000.00	$1,023.83	0.22%	$1.11

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

12

THE DFA INVESTMENT TRUST COMPANY

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 27, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Total
17.1%	4.0%	11.7%	33.1%	2.7%	9.8%	6.0%	5.7%	9.6%	0.3%	100.0%

13

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (89.9%)
Consumer Discretionary — (15.4%)
CBS Corp. Class B	1,074,561	$35,739,899	0.8%
* Comcast Corp. Class A	2,016,437	55,270,538	1.3%
* Comcast Corp. Special Class A Non-Voting	1,015,674	27,606,019	0.7%
Disney (Walt) Co.	666,400	23,617,216	0.6%
Federated Department Stores, Inc.	681,504	27,212,455	0.6%
Harrah's Entertainment, Inc.	266,873	22,804,298	0.5%
News Corp. Class A	1,192,624	26,345,064	0.6%
Time Warner, Inc.	5,762,400	123,142,488	2.9%
Other Securities		390,452,734	9.0%
Total Consumer Discretionary		732,190,711	17.0%
Consumer Staples — (3.6%)
Archer-Daniels-Midland Co.	722,965	25,332,694	0.6%
Kraft Foods, Inc.	1,049,381	35,511,053	0.8%
Other Securities		111,568,226	2.6%
Total Consumer Staples		172,411,973	4.0%
Energy — (10.5%)
Anadarko Petroleum Corp.	598,568	29,718,901	0.7%
Apache Corp.	487,346	39,353,189	0.9%
ConocoPhillips	2,125,046	164,542,312	3.8%
Devon Energy Corp.	617,500	47,411,650	1.1%
Hess Corp.	407,500	24,132,150	0.6%
Marathon Oil Corp.	306,495	37,947,146	0.9%
# Valero Energy Corp.	432,200	32,250,764	0.8%
Other Securities		127,278,946	2.9%
Total Energy		502,635,058	11.7%
Financials — (29.7%)
Allstate Corp.	706,000	43,419,000	1.0%
American International Group, Inc.	374,820	27,114,479	0.6%
# Bank of America Corp.	868,390	44,036,057	1.0%
Bear Stearns Companies, Inc.	143,122	21,462,575	0.5%
Capital One Financial Corp.	387,603	30,922,967	0.7%
Chubb Corp.	610,605	33,503,896	0.8%
Countrywide Financial Corp.	852,998	33,215,742	0.8%
Hartford Financial Services Group, Inc.	466,933	48,173,478	1.1%
JPMorgan Chase & Co.	3,122,448	161,836,480	3.8%
Lincoln National Corp.	414,107	30,022,757	0.7%
Loews Corp.	802,700	40,961,781	1.0%
Merrill Lynch & Co., Inc.	349,900	32,446,227	0.8%
MetLife, Inc.	1,031,200	70,121,600	1.6%
# National City Corp.	656,887	22,721,721	0.5%
Prudential Financial, Inc.	578,000	58,967,560	1.4%
Regions Financial Corp.	708,511	25,272,587	0.6%
SunTrust Banks, Inc.	526,020	46,968,326	1.1%
The Travelers Companies, Inc.	1,009,200	54,668,364	1.3%
Wachovia Corp.	979,854	53,098,288	1.2%
Washington Mutual, Inc.	1,162,678	50,832,282	1.2%
Other Securities		488,969,356	11.3%
Total Financials		1,418,735,523	33.0%

14

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Health Care — (2.5%)
Total Health Care		$120,222,659	2.8%
Industrials — (8.8%)
Burlington Northern Santa Fe Corp.	523,260	48,731,204	1.2%
CSX Corp.	672,000	30,535,680	0.7%
Norfolk Southern Corp.	571,500	33,078,420	0.8%
Northrop Grumman Corp.	517,210	39,106,248	0.9%
Raytheon Co.	420,600	23,385,360	0.6%
Union Pacific Corp.	409,400	49,406,392	1.2%
Other Securities		196,115,919	4.4%
Total Industrials		420,359,223	9.8%
Information Technology — (5.4%)
Hewlett-Packard Co.	1,945,200	88,915,092	2.1%
Other Securities		169,184,717	3.9%
Total Information Technology		258,099,809	6.0%
Materials — (5.1%)
# Alcoa, Inc.	711,352	29,364,611	0.7%
Weyerhaeuser Co.	281,168	23,044,529	0.5%
Other Securities		189,105,798	4.4%
Total Materials		241,514,938	5.6%
Other — (0.0%)
Total Other		246	0.0%
Telecommunication Services — (8.6%)
Alltel Corp.	346,700	23,755,884	0.6%
AT&T, Inc.	4,334,318	179,180,706	4.2%
Sprint Nextel Corp.	2,686,386	61,383,920	1.4%
Verizon Communications, Inc.	2,835,200	123,416,256	2.9%
Other Securities		23,817,178	0.5%
Total Telecommunication Services		411,553,944	9.6%
Utilities — (0.3%)
Total Utilities		12,726,042	0.3%
TOTAL COMMON STOCKS		4,290,450,126	99.8%
TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	17,769,051	17,769,051	0.4%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (9.7%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $645,062,775 FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 05/01/34 to 04/01/37, valued at $453,088,253) to be repurchased at $439,956,392	$439,892	439,891,508	10.3%
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $26,885,000 FHLB 4.875%, 11/18/11, valued at $26,629,873) to be repurchased at $25,810,933	25,807	25,807,126	0.6%
TOTAL SECURITIES LENDING COLLATERAL		465,698,634	10.9%
TOTAL INVESTMENTS — (100.0%) (Cost $3,362,365,272)		$4,773,917,811	111.1%

See accompanying Notes to Financial Statements.
15

THE DFA INVESTMENT TRUST COMPANY

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2007
(Unaudited)

(Amounts in thousands)

ASSETS:
Investments at Value (including $447,581 of securities on loan)	$4,290,450
Temporary Cash Investments at Value	17,769
Collateral Received from Securities on Loan at Value	465,699
Receivables:
Investment Securities Sold	2,608
Dividends and Interest	5,960
Securities Lending Income	114
Fund Shares Sold	1,344
Prepaid Expenses and Other Assets	10
Total Assets	4,783,954
LIABILITIES:
Payables:
Upon Return of Securities Loaned	465,699
Investment Securities Purchased	18,739
Due to Advisor	699
Accrued Expenses and Other Liabilities	167
Total Liabilities	485,304
NET ASSETS	$4,298,650
Investments at Cost	$2,878,898
Temporary Cash Investments at Cost	$17,769
Collateral Received from Securities on Loan at Cost	$465,699

See accompanying Notes to Financial Statements.
16

THE DFA INVESTMENT TRUST COMPANY

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2007
(Unaudited)

(Amounts in thousands)

Investment Income
Dividends	$32,174
Interest	721
Income from Securities Lending	589
Total Investment Income	33,484
Expenses
Investment Advisory Services Fees	3,852
Accounting & Transfer Agent Fees	188
Custodian Fees	33
Legal Fees	9
Audit Fees	20
Shareholders' Reports	10
Directors'/Trustees' Fees & Expenses	20
Other	25
Total Expenses	4,157
Net Investment Income (Loss)	29,327
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	151,595
Change in Unrealized Appreciation (Depreciation) of
Investment Securities	307,654
Net Realized and Unrealized Gain (Loss)	459,249
Net Increase (Decrease) in Net Assets Resulting from Operations	$488,576

See accompanying Notes to Financial Statements.
17

THE DFA INVESTMENT TRUST COMPANY

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$29,327	$48,576
Net Realized Gain (Loss) on Investment Securities Sold	151,595	76,342
Change in Unrealized Appreciation (Depreciation) of
Investment Securities	307,654	364,679
Net Increase (Decrease) in Net Assets Resulting from Operations	488,576	489,597
Transactions in Interest:
Contributions	304,721	604,686
Withdrawals	(16,206)	(49,111)
Net Increase from Transactions in Interest	288,515	555,575
Total Increase (Decrease) in Net Assets	777,091	1,045,172
Net Assets
Beginning of Period	3,521,559	2,476,387
End of Period	$4,298,650	$3,521,559

See accompanying Notes to Financial Statements.
18

  THE DFA INVESTMENT TRUST COMPANY

  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

  FINANCIAL HIGHLIGHTS

	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)
Total Return	13.23	%(C)	17.70%	16.44%	20.49%	22.88%	(20.25)%
Net Assets, End of Period (thousands)	$4,298,650		$3,521,559	$2,476,387	$1,702,613	$1,085,233	$674,358
Ratio of Expenses to Average Net Assets	0.22	%(B)	0.22%	0.24%	0.25%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.53	%(B)	1.63%	1.52%	1.14%	0.61%	0.61%
Portfolio Turnover Rate	9	%(C)	21%	12%	5%	6%	15%

See accompanying Notes to Financial Statements.
19

  THE DFA INVESTMENT TRUST COMPANY

  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

  NOTES TO FINANCIAL STATEMENTS

  (Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The Tax-Managed U.S. Marketwide Value Series (the "Series") is presented in this report.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

2.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2007, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $78 (in thousands).

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2007, none of the Trustees have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that

20

represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

4.  New Accounting Standards: On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Trust's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2007, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2007, the total related amounts paid by the Trust to the CCO were $58 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the six months ended May 31, 2007, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$690,484
Sales	360,582

There were no purchases or sales of long-term U.S. government securities.

E.  Federal Income Tax:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and net realized and unrealized gains and losses have been deemed to have been "passed through" to its partners.

At May 31, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

21

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,363,229	$1,425,788	$(15,099)	$1,410,689

F.  Financial Instruments:

In accordance with the Series investment objective and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentration of credit and market risk. The instrument and its significant corresponding risks are described below:

Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2007.

G.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 26, 2007. Effective June 26, 2007, the expiration date was extended to June 24, 2008. There were no borrowings by the Series under this line of credit during the six months ended May 31, 2007.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 21, 2008. There were no borrowings by the Series under this line of credit during the six months ended May 31, 2007.

H.  Securities Lending:

As of May 31, 2007, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities

22

and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

23

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

24

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 15, 2006 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the Series (the "Fund").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Portfolio Performance and Service Review Committee (the "Review Committee"), composed of Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Review Committee posed after its review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the Fund's non-management fees charged by the Fund's administrator and transfer agent have been negotiated by management over the course of the past fifteen months.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

25

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

26

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DFA053107-008S

DIMENSIONAL INVESTMENT GROUP INC.

DFA International Value Portfolio II

Semi-Annual Report

Six Months Ended May 31, 2007
(Unaudited)

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our semi-annual reports gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$150 Billion in Assets Under Management Worldwide as of May 31, 2007.

Core Equity

US Core Equity

US Vector Equity

International Core Equity

Emerging Markets Core Equity

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Tax-Managed

US Small Cap

US Small Cap Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Throughout its history, Dimensional has sought to improve its strategies through efficient engineering and cost-effective trading. Our core equity strategies are the latest example of this evolution. Each core strategy targets a broad and diverse group of common stocks across various equity markets. But unlike conventional approaches, the securities are not held in their market-value proportions. The portfolios increase the relative weight of small cap and value stocks, where expected returns are greater. Because the architecture is seamlessly integrated and includes the full range of securities, the costs normally associated with maintaining multiple vehicles are greatly reduced.

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Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before
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1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

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SEMI-ANNUAL REPORT
(Unaudited)

Page
Definitions of Abbreviations and Footnotes	1

Dimensional Investment Group Inc. — DFA International Value Portfolio II

Disclosure of Fund Expenses	2

Disclosure of Portfolio Holdings	3

Statement of Assets and Liabilities	4

Statement of Operations	5

Statements of Changes in Net Assets	6

Financial Highlights	7

Notes to Financial Statements	8

The DFA Investment Trust Company — The DFA International Value Series

Disclosure of Fund Expenses	12

Disclosure of Portfolio Holdings	13

Summary Schedule of Portfolio Holdings	14

Statement of Assets and Liabilities	17

Statement of Operations	18

Statements of Changes in Net Assets	19

Financial Highlights	20

Notes to Financial Statements	21

Voting Proxies on Fund Portfolio Securities	27

Board Approval of Investment Advisory Agreement	28

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FNMA  Federal National Mortgage Association

FHLMC  Federal Home Loan Mortgage Corporation

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of May 31, 2007.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

REITs  Real Estate Investment Trusts

SEC  Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO II

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2007

EXPENSE TABLE

	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,185.70	0.26%	$1.42
Hypothetical 5% Annual Return	$1,000.00	$1,023.64	0.26%	$1.31

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

2

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO II

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 27, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by country.

Affiliated Investment Company	100.0%

3

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO II

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment Company) (31,419,612 Shares) at Value†	$798,058
Receivable for Investment Securities Sold	147
Prepaid Expenses and Other Assets	17
Total Assets	798,222
LIABILITIES:
Payables:
Fund Shares Redeemed	147
Due to Advisor	7
Accrued Expenses and Other Liabilities	44
Total Liabilities	198
NET ASSETS	$798,024
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	32,541,794
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$24.52
Investment at Cost	$506,880
NET ASSETS CONSIST OF:
Paid-In Capital	$507,065
Accumulated Net Investment Income (Loss)	(55)
Accumulated Net Realized Gain (Loss)	(164)
Net Unrealized Appreciation (Depreciation)	291,178
NET ASSETS	$798,024
(1) NUMBER OF SHARES AUTHORIZED	200,000,000

See accompanying Notes to Financial Statements.
4

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO II

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

Investment Income
Income Distributions Received from Affiliated Investment Company	$2,147
Expenses
Administrative Services Fees	36
Accounting & Transfer Agent Fees	10
Legal Fees	4
Audit Fees	1
Filing Fees	17
Shareholders' Reports	24
Directors'/Trustees' Fees & Expenses	3
Other	2
Total Expenses	97
Net Investment Income (Loss)	2,050
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	16,900
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(649)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	102,367
Net Realized and Unrealized Gain (Loss)	118,618
Net Increase (Decrease) in Net Assets Resulting from Operations	$120,668

See accompanying Notes to Financial Statements.
5

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO II

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,050	$16,780
Capital Gain Distributions Received from Affiliated Investment Company	16,900	9,872
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(649)	(3,001)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	102,367	117,975
Net Increase (Decrease) in Net Assets Resulting from Operations	120,668	141,626
Distributions From:
Net Investment Income	(3,813)	(16,422)
Net Short-Term Gains	(1,258)	(908)
Net Long-Term Gains	(8,778)	(7,264)
Total Distributions	(13,849)	(24,594)
Capital Share Transactions (1):
Shares Issued	107,587	201,915
Shares Issued in Lieu of Cash Distributions	13,849	24,594
Shares Redeemed	(51,445)	(62,794)
Net Increase (Decrease) from Capital Share Transactions	69,991	163,715
Total Increase (Decrease) in Net Assets	176,810	280,747
Net Assets
Beginning of Period	621,214	340,467
End of Period	$798,024	$621,214
(1) Shares Issued and Redeemed:
Shares Issued	4,831	10,794
Shares Issued in Lieu of Cash Distributions	651	1,405
Shares Redeemed	(2,344)	(3,424)
	3,138	8,775
Accumulated Net Investment Income (Loss) at End of Period	$(55)	$1,708

See accompanying Notes to Financial Statements.
6

DIMENSIONAL INVESTMENT GROUP INC.
DFA INTERNATIONAL VALUE PORTFOLIO II
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$21.13	$16.50	$14.69	$11.54	$8.69	$9.88
Income from Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.65	(A)	0.48	0.25	0.18	0.22
Net Gains (Losses) (Realized and Unrealized)	3.79	5.01	1.76	3.37	2.87	(0.74)
Total from Investment Operations	3.86	5.66	2.24	3.62	3.05	(0.52)
Less Distributions
Net Investment Income	(0.13)	(0.64)	(0.41)	(0.44)	(0.20)	(0.24)
Net Realized Gains	(0.34)	(0.39)	(0.02)	(0.03)	—	(0.43)
Total Distributions	(0.47)	(1.03)	(0.43)	(0.47)	(0.20)	(0.67)
Net Asset Value, End of Period	$24.52	$21.13	$16.50	$14.69	$11.54	$8.69
Total Return	18.57	%(C)	35.74%	15.50%	32.11%	35.98%	(5.62)%
Net Assets, End of Period (thousands)	$798,024	$621,214	$340,467	$189,176	$69,220	$37,576
Ratio of Expenses to Average Net Assets (D)	0.26	%(B)	0.27%	0.31%	0.37%	0.40%	0.45%
Ratio of Net Investment Income to Average Net Assets	0.58	%(B)	3.41%	3.06%	1.98%	2.41%	2.45%

See accompanying Notes to Financial Statements.
7

  DIMENSIONAL INVESTMENT GROUP INC.
  DFA INTERNATIONAL VALUE PORTFOLIO II
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixteen portfolios, of which the DFA International Value Portfolio II (the "Portfolio") is presented in this report.

The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2007, the Portfolio owned 8% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of the Series held by the Portfolio are valued at their respective daily net asset value.

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees and Expenses. At May 31, 2007, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $14 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2007, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from Investment in Affiliated Investment Company that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

8

4.  New Accounting Standards: On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined.

C. Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2007, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets.

Prior to April 1, 2007, pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor had contractually agreed to waive its administration fee and to assume the Portfolio's direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of the Series) to the extent necessary to limit the expenses of the Portfolio to 0.75% of its average daily net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.75% of the Portfolio's average daily net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed 0.75% of its average daily net assets. The Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such recovery. At May 31, 2007, there were no fees subject to future recovery by the Advisor.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2007, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

9

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2006, primarily attributable to a reclassification of distributions were reclassified to the following accounts. These reclassifications had no effect on net asset or net asset value per share (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains
$(19)	$19

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2006 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2005	$7,004	—	$7,004
2006	17,330	$7,264	24,594

At November 30, 2006, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$1,717	$8,754	$10,471

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2006, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At May 31, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$522,671	$291,178	$(15,791)	$275,387

E.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is

10

scheduled to expire on June 26, 2007. Effective June 26, 2007, the expiration date was extended to June 24, 2008. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 21, 2008. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2007.

F.  Indemnities; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G.  Other:

At May 31, 2007, one shareholder held 100% of the outstanding shares of the Portfolio.

11

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual fund return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical example for comparison purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2007

EXPENSE TABLE

	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,186.20	0.23%	$1.25
Hypothetical 5% Annual Return	$1,000.00	$1,023.78	0.23%	$1.16

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

12

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 27, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Other	Total
15.6%	3.8%	3.9%	43.9%	0.6%	8.0%	2.0%	11.4%	0.1%	6.7%	3.7%	0.3%	100.0%

13

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (3.6%)
COMMON STOCKS — (3.6%)
Commonwealth Bank of Australia	1,961,135	$89,956,037	0.9%
National Australia Bank, Ltd.	2,552,152	89,892,259	0.9%
Other Securities		255,319,214	2.7%
TOTAL — AUSTRALIA		435,167,510	4.5%
AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		62,173,563	0.7%
BELGIUM — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		123,346,526	1.3%
CANADA — (4.7%)
COMMON STOCKS — (4.7%)
Alcan, Inc.	856,137	74,287,654	0.8%
Barrick Gold Corp.	1,869,220	54,349,983	0.6%
EnCana Corp.	1,459,886	89,673,252	0.9%
# Sun Life Financial, Inc.	1,258,900	59,437,594	0.6%
Other Securities		291,900,669	3.0%
TOTAL — CANADA		569,649,152	5.9%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		110,376,660	1.1%
FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		103,712,855	1.1%
FRANCE — (8.2%)
COMMON STOCKS — (8.2%)
# AXA SA	2,905,543	126,944,807	1.3%
# BNP Paribas SA	1,631,174	197,775,909	2.1%
# Compagnie de Saint-Gobain	598,264	65,554,646	0.7%
# Renault SA	379,599	54,239,431	0.6%
# Societe Generale Paris	293,528	57,173,688	0.6%
# Vivendi SA	2,554,386	111,256,954	1.2%
Other Securities		380,668,425	3.8%
TOTAL — FRANCE		993,613,860	10.3%
GERMANY — (9.3%)
COMMON STOCKS — (9.3%)
# Allianz SE	456,442	101,081,651	1.1%
Allianz SE ADR	2,630,040	58,307,987	0.6%
# Commerzbank AG	1,057,167	51,864,778	0.5%
DaimlerChrysler AG	1,734,297	158,500,482	1.7%
# Deutsche Bank AG	801,377	121,883,837	1.3%
Deutsche Telekom AG Sponsored ADR	2,767,950	51,317,793	0.5%
# E.ON AG	677,579	111,511,287	1.2%
# E.ON AG Sponsored ADR	1,043,028	57,199,656	0.6%
# Munchener Rueckversicherungs-Gesellschaft AG	379,064	71,104,848	0.7%
# Volkswagen AG	499,652	75,597,308	0.8%
Other Securities		264,719,238	2.6%
TOTAL — GERMANY		1,123,088,865	11.6%

14

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GREECE — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		$60,461,783	0.6%
HONG KONG — (2.1%)
COMMON STOCKS — (2.1%)
Other Securities		253,786,966	2.6%
IRELAND — (1.2%)
COMMON STOCKS — (1.2%)
CRH P.L.C.	1,259,311	61,175,345	0.6%
Other Securities		84,342,965	0.9%
TOTAL — IRELAND		145,518,310	1.5%
ITALY — (2.6%)
COMMON STOCKS — (2.6%)
# UniCredito Italiano SpA	7,998,675	75,128,664	0.8%
Other Securities		238,569,977	2.5%
TOTAL — ITALY		313,698,641	3.3%
JAPAN — (8.6%)
COMMON STOCKS — (8.6%)
Matsushita Electric Industrial Co., Ltd.	3,676,135	77,962,419	0.8%
Millea Holdings, Inc.	1,295,900	51,601,084	0.6%
# Sony Corp.	971,100	55,897,442	0.6%
Other Securities		853,080,874	8.7%
TOTAL — JAPAN		1,038,541,819	10.7%
NETHERLANDS — (4.7%)
COMMON STOCKS — (4.7%)
# ABN AMRO Holding NV	1,785,798	85,599,615	0.9%
ABN AMRO Holding NV Sponsored ADR	1,129,587	54,186,288	0.6%
Aegon NV	3,298,073	67,529,858	0.7%
# ING Groep NV	3,203,383	142,382,704	1.5%
# Koninklijke Philips Electronics NV	2,253,619	95,609,114	1.0%
Other Securities		126,481,515	1.2%
TOTAL — NETHERLANDS		571,789,094	5.9%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		12,603,612	0.1%
NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		88,849,005	0.9%
PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		32,634,798	0.3%
SINGAPORE — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		80,164,819	0.8%
SPAIN — (3.2%)
COMMON STOCKS — (3.2%)
# Banco Santander Central Hispano SA	7,223,177	138,609,072	1.4%
Endesa SA	1,557,828	83,835,777	0.9%
Repsol YPF SA	1,547,213	56,773,935	0.6%
Other Securities		103,518,156	1.1%
TOTAL — SPAIN		382,736,940	4.0%

15

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
Nordea Bank AB	3,830,600	$63,129,129	0.7%
Other Securities		223,264,311	2.3%
TOTAL — SWEDEN		286,393,440	3.0%
SWITZERLAND — (5.1%)
COMMON STOCKS — (5.1%)
Compagnie Financiere Richemont AG Series A	1,251,000	77,019,783	0.8%
# Credit Suisse Group	1,826,488	138,838,890	1.4%
# Swiss Re	589,833	56,158,293	0.6%
Zurich Financial SVCS AG	285,163	87,274,847	0.9%
Other Securities		252,145,287	2.6%
TOTAL — SWITZERLAND		611,437,100	6.3%
UNITED KINGDOM — (18.3%)
COMMON STOCKS — (18.3%)
Anglo American P.L.C.	2,904,256	175,481,959	1.8%
Aviva P.L.C.	6,195,868	97,883,134	1.0%
Barclays P.L.C. Sponsored ADR	1,403,590	80,327,456	0.8%
HBOS P.L.C.	8,397,157	180,670,923	1.9%
HSBC Holdings P.L.C. Sponsored ADR	1,006,700	93,663,368	1.0%
Royal Bank of Scotland Group P.L.C.	23,863,361	296,447,872	3.1%
Royal Dutch Shell P.L.C. ADR	732,443	55,445,935	0.6%
Vodafone Group P.L.C.	61,674,811	192,990,979	2.0%
Vodafone Group P.L.C. Sponsored ADR	5,287,130	166,174,496	1.7%
Xstrata P.L.C.	827,417	47,609,638	0.5%
Other Securities		821,590,339	8.4%
TOTAL — UNITED KINGDOM		2,208,286,099	22.8%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $41,990,000 FNMA 6.50%, 09/01/36, valued at $39,626,646) to be repurchased at $39,042,628	$39,037	39,037,000	0.4%
SECURITIES LENDING COLLATERAL — (20.1%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $1,060,293,015 FHLMC, rates ranging from 4.500% to 7.244%(r), maturities ranging from 04/01/22 to 06/01/37 & FNMA, rates ranging from 4.299% to 6.500%, maturities ranging from 01/11/20 to 03/01/47, valued at $881,091,524) to be repurchased at $863,942,632	863,815	863,815,219	8.9%
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $736,705,157 FHLMC, rates ranging from 4.000% to 6.500%, maturities ranging from 07/01/19 to 06/01/37 & FNMA, rates ranging from 4.592%(r) to 7.319%(r), maturities ranging from 07/01/16 to 08/01/45, valued at $594,170,105) to be repurchased at $582,605,633	582,520	582,519,711	6.0%
@ Repurchase Agreement, Merrill Lynch Government 5.31%, 06/01/07 (Collateralized by $912,714,122 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 04/01/22 to 06/01/37 & FNMA, rates ranging from 5.000% to 11.000%, maturities ranging from 11/01/17 to 05/01/37, valued at $765,000,194) to be repurchased at $750,110,625	750,000	750,000,000	7.8%
@ Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $300,461,816 FHLMC, rates ranging from 5.000% to 5.500%, maturities ranging from 06/01/26 to 05/01/37 & FNMA, rates ranging from 5.000% to 6.500%, maturities ranging from 12/01/32 to 04/01/37, valued at $231,744,179) to be repurchased at $227,233,386	227,200	227,200,000	2.4%
TOTAL SECURITIES LENDING COLLATERAL		2,423,534,930	25.1%
TOTAL INVESTMENTS — (100.0%) (Cost $8,712,119,296)		$12,070,603,347	124.8%

See accompanying Notes to Financial Statements.
16

  THE DFA INVESTMENT TRUST COMPANY

  THE DFA INTERNATIONAL VALUE SERIES

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $2,298,491 of securities on loan)	$9,608,031
Temporary Cash Investments at Value	39,037
Collateral Received from Securities on Loan at Value	2,423,535
Foreign Currencies at Value	37,838
Cash	15
Receivables:
Investment Securities Sold	9,523
Dividends, Interest and Tax Reclaims	30,721
Securities Lending Income	4,896
Fund Shares Sold	9,793
Prepaid Expenses and Other Assets	23
Total Assets	12,163,412
LIABILITIES:
Payables:
Upon Return of Securities Loaned	2,423,535
Investment Securities Purchased	68,877
Fund Shares Redeemed	305
Due to Advisor	1,580
Accrued Expenses and Other Liabilities	392
Total Liabilities	2,494,689
NET ASSETS	$9,668,723
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	380,612,787
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$25.40
Investments at Cost	$6,249,547
Temporary Cash Investments at Cost	$39,037
Collateral Received from Securities on Loan at Cost	$2,423,535
Foreign Currencies at Cost	$37,705
NET ASSETS CONSIST OF:
Paid-In Capital	$5,937,449
Accumulated Net Investment Income (Loss)	130,871
Accumulated Net Realized Gain (Loss)	241,818
Net Unrealized Appreciation (Depeciation)	3,358,585
NET ASSETS	$9,668,723
(1) NUMBER OF SHARES AUTHORIZED	Unlimited

See accompanying Notes to Financial Statements.
17

  THE DFA INVESTMENT TRUST COMPANY

  THE DFA INTERNATIONAL VALUE SERIES

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $19,012)	$161,000
Interest	1,141
Income from Securities Lending	10,357
Total Investment Income	172,498
Expenses
Investment Advisory Services Fees	8,450
Accounting & Transfer Agent Fees	404
Custodian Fees	554
Legal Fees	14
Audit Fees	38
Shareholders' Reports	21
Directors'/Trustees' Fees & Expenses	39
Other	67
Total Expenses	9,587
Net Investment Income (Loss)	162,911
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	242,536
Foreign Currency Transactions	765
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,045,173
Translation of Foreign Currency Denominated Amounts	(314)
Net Realized and Unrealized Gain (Loss)	1,288,160
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,451,071

See accompanying Notes to Financial Statements.
18

  THE DFA INVESTMENT TRUST COMPANY

  THE DFA INTERNATIONAL VALUE SERIES

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$162,911	$193,174
Net Realized Gain (Loss) on:
Investment Securities Sold	242,536	201,700
Foreign Currency Transactions	765	378
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,045,173	1,351,708
Translation of Foreign Currency Denominated Amounts	(314)	486
Net Increase (Decrease) in Net Assets Resulting from Operations	1,451,071	1,747,446
Distributions From:
Net Investment Income	(25,660)	(202,210)
Net Short-Term Gains	(14,957)	(11,375)
Net Long-Term Gains	(185,943)	(115,307)
Total Distributions	(226,560)	(328,892)
Capital Share Transactions (1):
Shares Issued	947,057	1,589,921
Shares Issued in Lieu of Cash Distributions	226,219	307,948
Shares Redeemed	(186,316)	(226,869)
Net Increase (Decrease) from Capital Share Transactions	986,960	1,671,000
Total Increase (Decrease) in Net Assets	2,211,471	3,089,554
Net Assets
Beginning of Period	7,457,252	4,367,698
End of Period	$9,668,723	$7,457,252
(1) Shares Issued and Redeemed:
Shares Issued	40,459	80,546
Shares Issued in Lieu of Cash Distributions	10,265	16,678
Shares Redeemed	(8,138)	(11,688)
	42,586	85,536
Accumulated Net Investment Income (Loss) at End of Period	$130,871	$(7,523)

See accompanying Notes to Financial Statements.
19

THE DFA INVESTMENT TRUST COMPANY
THE DFA INTERNATIONAL VALUE SERIES
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$22.06	$17.30	$16.04	$12.40	$9.33	$10.15
Income from Investment Operations
Net Investment Income (Loss)	0.45	(A)	0.65	(A)	0.43	0.33	0.27	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	3.55	5.27	1.95	3.61	3.06	(0.78)
Total from Investment Operations	4.00	5.92	2.38	3.94	3.33	(0.54)
Less Distributions
Net Investment Income	(0.07)	(0.67)	(0.52)	(0.30)	(0.25)	(0.25)
Net Realized Gains	(0.59)	(0.49)	(0.60)	—	(0.01)	(0.03)
Total Distributions	(0.66)	(1.16)	(1.12)	(0.30)	(0.26)	(0.28)
Net Asset Value, End of Period	$25.40	$22.06	$17.30	$16.04	$12.40	$9.33
Total Return	18.62	%(C)	35.73%	15.61%	32.15%	36.24%	(5.53)%
Net Assets, End of Period (thousands)	$9,668,723	$7,457,252	$4,367,698	$2,804,043	$1,604,778	$1,125,467
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.23%	0.27%	0.28%	0.30%	0.30%
Ratio of Net Investment Income to Average Net Assets	3.87	%(B)	3.29%	2.71%	2.35%	2.61%	2.36%
Portfolio Turnover Rate	5	%(C)	8%	10%	15%	14%	18%

See accompanying Notes to Financial Statements.
20

  THE DFA INVESTMENT TRUST COMPANY
  THE DFA INTERNATIONAL VALUE SERIES
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which The DFA International Value Series (the "Series") is presented in this report.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Series will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series prices its shares at the close of the NYSE, the Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Series. When the Series uses fair value pricing, the values

21

assigned to the Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates. Exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees and Expenses. At May 31, 2007, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $171 (in thousands).

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2007, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers exiting or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

5.  New Accounting Standards: On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures

22

about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Series' financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2007, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2007, the total related amounts paid by the Trust to the CCO were $58 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the six months ended May 31, 2007, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$1,306,149
Sales	429,088

There were no purchases or sales of long-term U.S. government securities.

E.  Federal Income Taxes:

The Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2006, primarily attributable to realized net foreign currency gains/losses and net realized gains on securities considered to be passive foreign investment

23

companies, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains
$431	$(431)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2006 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2005	$114,177	$104,987	$219,164
2006	213,585	115,307	328,892

At November 30, 2006, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$29,356	$185,656	$215,012

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2006, the Series had no capital loss carryforwards available to offset future realized capital gains.

Some of the Series' investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At November 30, 2006, the Series had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands) of $21,675 and $18,925, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

At May 31, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$8,712,301	$3,395,813	$(37,511)	$3,358,302

F.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. Those instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily

24

basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2007.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

G.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 26, 2007. Effective June 26, 2007, the expiration date was extended to June 24, 2008. There were no borrowings by the Series under this line of credit during the six months ended May 31, 2007.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008.

Borrowings by the Series under this line of credit for the six months ended May 31, 2007 were as follows (amounts in thousands, except percentages and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
5.98%	$10,795	3	$5	$14,775

There were no outstanding borrowings by the Series under this line of credit at May 31, 2007.

H.  Securities Lending:

As of May 31, 2007, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

25

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I.  Indemnities; Contractual Obligations:

Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

26

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

27

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 15, 2006 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the Series (the "Fund").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Portfolio Performance and Service Review Committee (the "Review Committee"), composed of Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Review Committee posed after its review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the Fund's non-management fees charged by the Fund's administrator and transfer agent have been negotiated by management over the course of the past fifteen months.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

28

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

29

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DFA053107-014S

DIMENSIONAL INVESTMENT GROUP INC.

DFA International Value Portfolio III

Semi-Annual Report

Six Months Ended May 31, 2007
(Unaudited)

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our semi-annual reports gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$150 Billion in Assets Under Management Worldwide as of May 31, 2007.

Core Equity

US Core Equity

US Vector Equity

International Core Equity

Emerging Markets Core Equity

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Tax-Managed

US Small Cap

US Small Cap Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Throughout its history, Dimensional has sought to improve its strategies through efficient engineering and cost-effective trading. Our core equity strategies are the latest example of this evolution. Each core strategy targets a broad and diverse group of common stocks across various equity markets. But unlike conventional approaches, the securities are not held in their market-value proportions. The portfolios increase the relative weight of small cap and value stocks, where expected returns are greater. Because the architecture is seamlessly integrated and includes the full range of securities, the costs normally associated with maintaining multiple vehicles are greatly reduced.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission.
Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the
Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors,
1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

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SEMI-ANNUAL REPORT
(Unaudited)

Page
Definitions of Abbreviations and Footnotes	1

Dimensional Investment Group Inc. — DFA International Value Portfolio III

Disclosure of Fund Expenses	2

Disclosure of Portfolio Holdings	3

Statement of Assets and Liabilities	4

Statement of Operations	5

Statements of Changes in Net Assets	6

Financial Highlights	7

Notes to Financial Statements	8

The DFA Investment Trust Company — The DFA International Value Series

Disclosure of Fund Expenses	12

Disclosure of Portfolio Holdings	13

Summary Schedule of Portfolio Holdings	14

Statement of Assets and Liabilities	17

Statement of Operations	18

Statements of Changes in Net Assets	19

Financial Highlights	20

Notes to Financial Statements	21

Voting Proxies on Fund Portfolio Securities	27

Board Approval of Investment Advisory Agreement	28

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FNMA  Federal National Mortgage Association

FHLMC  Federal Home Loan Mortgage Corporation

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of May 31, 2007.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

REITs  Real Estate Investment Trusts

SEC  Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO III

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2007

EXPENSE TABLE

	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,186.50	0.25%	$1.36
Hypothetical 5% Annual Return	$1,000.00	$1,023.68	0.25%	$1.26

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

2

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO III

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 27, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by country.

Affiliated Investment Company	100.0%

3

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO III

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company
(Affiliated Investment Company) (46,999,330 Shares) at Value†	$1,193,783
Receivable for Fund Shares Sold	1,606
Prepaid Expenses and Other Assets	28
Total Assets	1,195,417
LIABILITIES:
Payables:
Investment Securities Purchased	627
Fund Shares Redeemed	979
Due to Advisor	10
Accrued Expenses and Other Liabilities	69
Total Liabilities	1,685
NET ASSETS	$1,193,732
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	48,063,651
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$24.84
Investment at Cost	$591,975
NET ASSETS CONSIST OF:
Paid-In Capital	$577,269
Accumulated Net Investment Income (Loss)	(46)
Accumulated Net Realized Gain (Loss)	14,701
Net Unrealized Appreciation (Depreciation)	601,808
NET ASSETS	$1,193,732
(1) NUMBER OF SHARES AUTHORIZED	200,000,000

See accompanying Notes to Financial Statements.
4

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO III

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

Investment Income
Income Distributions Received from Affiliated Investment Company	$3,386
Expenses
Administrative Services Fees	54
Accounting & Transfer Agent Fees	13
Legal Fees	6
Audit Fees	1
Filing Fees	17
Shareholders' Reports	34
Directors'/Trustees' Fees & Expenses	6
Other	2
Total Expenses	133
Net Investment Income (Loss)	3,253
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	26,824
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	312
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	156,453
Net Realized and Unrealized Gain (Loss)	183,589
Net Increase (Decrease) in Net Assets Resulting from Operations	$186,842

See accompanying Notes to Financial Statements.
5

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO III

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,253	$28,677
Capital Gain Distributions Received from Affiliated Investment Company	26,824	19,813
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	312	(20)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	156,453	208,571
Net Increase (Decrease) in Net Assets Resulting from Operations	186,842	257,041
Distributions From:
Net Investment Income	(5,206)	(28,668)
Net Short-Term Gains	(2,370)	(1,779)
Net Long-Term Gains	(17,585)	(19,713)
Total Distributions	(25,161)	(50,160)
Capital Share Transactions (1):
Shares Issued	111,498	172,619
Shares Issued in Lieu of Cash Distributions	25,161	50,160
Shares Redeemed	(104,501)	(126,721)
Net Increase (Decrease) from Capital Share Transactions	32,158	96,058
Total Increase (Decrease) in Net Assets	193,839	302,939
Net Assets
Beginning of Period	999,893	696,954
End of Period	$1,193,732	$999,893
(1) Shares Issued and Redeemed:
Shares Issued	4,897	9,117
Shares Issued in Lieu of Cash Distributions	1,168	2,843
Shares Redeemed	(4,584)	(6,641)
	1,481	5,319
Accumulated Net Investment Income (Loss) at End of Period	$(46)	$1,907

See accompanying Notes to Financial Statements.
6

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO III

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$21.46	$16.89	$15.03	$11.83	$8.92	$10.16
Income from Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.64	(A)	0.49	0.27	0.22	0.23
Net Gains (Losses) (Realized and Unrealized)	3.85	5.10	1.80	3.43	2.91	(0.76)
Total from Investment Operations	3.92	5.74	2.29	3.70	3.13	(0.53)
Less Distributions
Net Investment Income	(0.11)	(0.65)	(0.42)	(0.49)	(0.20)	(0.25)
Net Realized Gains	(0.43)	(0.52)	(0.01)	(0.01)	(0.02)	(0.46)
Total Distributions	(0.54)	(1.17)	(0.43)	(0.50)	(0.22)	(0.71)
Net Asset Value, End of Period	$24.84	$21.46	$16.89	$15.03	$11.83	$8.92
Total Return	18.65	%(C)	35.67%	15.59%	32.11%	36.09%	(5.52)%
Net Assets, End of Period (thousands)	$1,193,732	$999,893	$696,954	$532,647	$356,509	$222,770
Ratio of Expenses to Average Net Assets (D)	0.25	%(B)	0.26%	0.30%	0.33%	0.35%	0.35%
Ratio of Net Investment Income to Average Net Assets	0.60	%(B)	3.37%	3.08%	2.07%	2.46%	2.52%

See accompanying Notes to Financial Statements.
7

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO III

  NOTES TO FINANCIAL STATEMENTS

  (Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixteen portfolios, of which the DFA International Value Portfolio III (the "Portfolio") is presented in this report.

The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2007, the Portfolio owned 13% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of the Series held by the Portfolio are valued at their respective daily net asset value.

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees and Expenses. At May 31, 2007, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $22 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2007, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from Investment in Affiliated Investment Company that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

4.  New Accounting Standards: On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after

8

November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2007, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2007, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2006, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net value per share (amounts in thousands):

Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains
$1,297	$(809)	$(488)

9

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2006 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2005	$16,609	—	$16,609
2006	31,266	$20,190	51,456

At November 30, 2006, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes differs from the amount above due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Ordinary Income	Net Long-Term Capital Gains	Total
$819	$477	$1,296

At November 30, 2006, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$2,316	$17,492	$19,808

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2006, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At May 31, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$602,376	$601,808	$(10,401)	$591,407

E.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 26, 2007. Effective June 26, 2007, the expiration date was extended to June 24, 2008. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest

10

at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2007.

F.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G.  Other:

At May 31, 2007, two shareholders held 81% of the outstanding shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

11

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual fund return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical example for comparison purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2007

EXPENSE TABLE

	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,186.20	0.23%	$1.25
Hypothetical 5% Annual Return	$1,000.00	$1,023.78	0.23%	$1.16

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

12

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 27, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Other	Total
15.6%	3.8%	3.9%	43.9%	0.6%	8.0%	2.0%	11.4%	0.1%	6.7%	3.7%	0.3%	100.0%

13

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (3.6%)
COMMON STOCKS — (3.6%)
Commonwealth Bank of Australia	1,961,135	$89,956,037	0.9%
National Australia Bank, Ltd.	2,552,152	89,892,259	0.9%
Other Securities		255,319,214	2.7%
TOTAL — AUSTRALIA		435,167,510	4.5%
AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		62,173,563	0.7%
BELGIUM — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		123,346,526	1.3%
CANADA — (4.7%)
COMMON STOCKS — (4.7%)
Alcan, Inc.	856,137	74,287,654	0.8%
Barrick Gold Corp.	1,869,220	54,349,983	0.6%
EnCana Corp.	1,459,886	89,673,252	0.9%
# Sun Life Financial, Inc.	1,258,900	59,437,594	0.6%
Other Securities		291,900,669	3.0%
TOTAL — CANADA		569,649,152	5.9%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		110,376,660	1.1%
FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		103,712,855	1.1%
FRANCE — (8.2%)
COMMON STOCKS — (8.2%)
# AXA SA	2,905,543	126,944,807	1.3%
# BNP Paribas SA	1,631,174	197,775,909	2.1%
# Compagnie de Saint-Gobain	598,264	65,554,646	0.7%
# Renault SA	379,599	54,239,431	0.6%
# Societe Generale Paris	293,528	57,173,688	0.6%
# Vivendi SA	2,554,386	111,256,954	1.2%
Other Securities		380,668,425	3.8%
TOTAL — FRANCE		993,613,860	10.3%
GERMANY — (9.3%)
COMMON STOCKS — (9.3%)
# Allianz SE	456,442	101,081,651	1.1%
Allianz SE ADR	2,630,040	58,307,987	0.6%
# Commerzbank AG	1,057,167	51,864,778	0.5%
DaimlerChrysler AG	1,734,297	158,500,482	1.7%
# Deutsche Bank AG	801,377	121,883,837	1.3%
Deutsche Telekom AG Sponsored ADR	2,767,950	51,317,793	0.5%
# E.ON AG	677,579	111,511,287	1.2%
# E.ON AG Sponsored ADR	1,043,028	57,199,656	0.6%
# Munchener Rueckversicherungs-Gesellschaft AG	379,064	71,104,848	0.7%
# Volkswagen AG	499,652	75,597,308	0.8%
Other Securities		264,719,238	2.6%
TOTAL — GERMANY		1,123,088,865	11.6%

14

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GREECE — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		$60,461,783	0.6%
HONG KONG — (2.1%)
COMMON STOCKS — (2.1%)
Other Securities		253,786,966	2.6%
IRELAND — (1.2%)
COMMON STOCKS — (1.2%)
CRH P.L.C.	1,259,311	61,175,345	0.6%
Other Securities		84,342,965	0.9%
TOTAL — IRELAND		145,518,310	1.5%
ITALY — (2.6%)
COMMON STOCKS — (2.6%)
# UniCredito Italiano SpA	7,998,675	75,128,664	0.8%
Other Securities		238,569,977	2.5%
TOTAL — ITALY		313,698,641	3.3%
JAPAN — (8.6%)
COMMON STOCKS — (8.6%)
Matsushita Electric Industrial Co., Ltd.	3,676,135	77,962,419	0.8%
Millea Holdings, Inc.	1,295,900	51,601,084	0.6%
# Sony Corp.	971,100	55,897,442	0.6%
Other Securities		853,080,874	8.7%
TOTAL — JAPAN		1,038,541,819	10.7%
NETHERLANDS — (4.7%)
COMMON STOCKS — (4.7%)
# ABN AMRO Holding NV	1,785,798	85,599,615	0.9%
ABN AMRO Holding NV Sponsored ADR	1,129,587	54,186,288	0.6%
Aegon NV	3,298,073	67,529,858	0.7%
# ING Groep NV	3,203,383	142,382,704	1.5%
# Koninklijke Philips Electronics NV	2,253,619	95,609,114	1.0%
Other Securities		126,481,515	1.2%
TOTAL — NETHERLANDS		571,789,094	5.9%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		12,603,612	0.1%
NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		88,849,005	0.9%
PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		32,634,798	0.3%
SINGAPORE — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		80,164,819	0.8%
SPAIN — (3.2%)
COMMON STOCKS — (3.2%)
# Banco Santander Central Hispano SA	7,223,177	138,609,072	1.4%
Endesa SA	1,557,828	83,835,777	0.9%
Repsol YPF SA	1,547,213	56,773,935	0.6%
Other Securities		103,518,156	1.1%
TOTAL — SPAIN		382,736,940	4.0%

15

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
Nordea Bank AB	3,830,600	$63,129,129	0.7%
Other Securities		223,264,311	2.3%
TOTAL — SWEDEN		286,393,440	3.0%
SWITZERLAND — (5.1%)
COMMON STOCKS — (5.1%)
Compagnie Financiere Richemont AG Series A	1,251,000	77,019,783	0.8%
# Credit Suisse Group	1,826,488	138,838,890	1.4%
# Swiss Re	589,833	56,158,293	0.6%
Zurich Financial SVCS AG	285,163	87,274,847	0.9%
Other Securities		252,145,287	2.6%
TOTAL — SWITZERLAND		611,437,100	6.3%
UNITED KINGDOM — (18.3%)
COMMON STOCKS — (18.3%)
Anglo American P.L.C.	2,904,256	175,481,959	1.8%
Aviva P.L.C.	6,195,868	97,883,134	1.0%
Barclays P.L.C. Sponsored ADR	1,403,590	80,327,456	0.8%
HBOS P.L.C.	8,397,157	180,670,923	1.9%
HSBC Holdings P.L.C. Sponsored ADR	1,006,700	93,663,368	1.0%
Royal Bank of Scotland Group P.L.C.	23,863,361	296,447,872	3.1%
Royal Dutch Shell P.L.C. ADR	732,443	55,445,935	0.6%
Vodafone Group P.L.C.	61,674,811	192,990,979	2.0%
Vodafone Group P.L.C. Sponsored ADR	5,287,130	166,174,496	1.7%
Xstrata P.L.C.	827,417	47,609,638	0.5%
Other Securities		821,590,339	8.4%
TOTAL — UNITED KINGDOM		2,208,286,099	22.8%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $41,990,000 FNMA 6.50%, 09/01/36, valued at $39,626,646) to be repurchased at $39,042,628	$39,037	39,037,000	0.4%
SECURITIES LENDING COLLATERAL — (20.1%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $1,060,293,015 FHLMC, rates ranging from 4.500% to 7.244%(r), maturities ranging from 04/01/22 to 06/01/37 & FNMA, rates ranging from 4.299% to 6.500%, maturities ranging from 01/11/20 to 03/01/47, valued at $881,091,524) to be repurchased at $863,942,632	863,815	863,815,219	8.9%
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $736,705,157 FHLMC, rates ranging from 4.000% to 6.500%, maturities ranging from 07/01/19 to 06/01/37 & FNMA, rates ranging from 4.592%(r) to 7.319%(r), maturities ranging from 07/01/16 to 08/01/45, valued at $594,170,105) to be repurchased at $582,605,633	582,520	582,519,711	6.0%
@ Repurchase Agreement, Merrill Lynch Government 5.31%, 06/01/07 (Collateralized by $912,714,122 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 04/01/22 to 06/01/37 & FNMA, rates ranging from 5.000% to 11.000%, maturities ranging from 11/01/17 to 05/01/37, valued at $765,000,194) to be repurchased at $750,110,625	750,000	750,000,000	7.8%
@ Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $300,461,816 FHLMC, rates ranging from 5.000% to 5.500%, maturities ranging from 06/01/26 to 05/01/37 & FNMA, rates ranging from 5.000% to 6.500%, maturities ranging from 12/01/32 to 04/01/37, valued at $231,744,179) to be repurchased at $227,233,386	227,200	227,200,000	2.4%
TOTAL SECURITIES LENDING COLLATERAL		2,423,534,930	25.1%
TOTAL INVESTMENTS — (100.0%) (Cost $8,712,119,296)		$12,070,603,347	124.8%

See accompanying Notes to Financial Statements.
16

  THE DFA INVESTMENT TRUST COMPANY

  THE DFA INTERNATIONAL VALUE SERIES

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $2,298,491 of securities on loan)	$9,608,031
Temporary Cash Investments at Value	39,037
Collateral Received from Securities on Loan at Value	2,423,535
Foreign Currencies at Value	37,838
Cash	15
Receivables:
Investment Securities Sold	9,523
Dividends, Interest and Tax Reclaims	30,721
Securities Lending Income	4,896
Fund Shares Sold	9,793
Prepaid Expenses and Other Assets	23
Total Assets	12,163,412
LIABILITIES:
Payables:
Upon Return of Securities Loaned	2,423,535
Investment Securities Purchased	68,877
Fund Shares Redeemed	305
Due to Advisor	1,580
Accrued Expenses and Other Liabilities	392
Total Liabilities	2,494,689
NET ASSETS	$9,668,723
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	380,612,787
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$25.40
Investments at Cost	$6,249,547
Temporary Cash Investments at Cost	$39,037
Collateral Received from Securities on Loan at Cost	$2,423,535
Foreign Currencies at Cost	$37,705
NET ASSETS CONSIST OF:
Paid-In Capital	$5,937,449
Accumulated Net Investment Income (Loss)	130,871
Accumulated Net Realized Gain (Loss)	241,818
Net Unrealized Appreciation (Depeciation)	3,358,585
NET ASSETS	$9,668,723
(1) NUMBER OF SHARES AUTHORIZED	Unlimited

See accompanying Notes to Financial Statements.
17

  THE DFA INVESTMENT TRUST COMPANY

  THE DFA INTERNATIONAL VALUE SERIES

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $19,012)	$161,000
Interest	1,141
Income from Securities Lending	10,357
Total Investment Income	172,498
Expenses
Investment Advisory Services Fees	8,450
Accounting & Transfer Agent Fees	404
Custodian Fees	554
Legal Fees	14
Audit Fees	38
Shareholders' Reports	21
Directors'/Trustees' Fees & Expenses	39
Other	67
Total Expenses	9,587
Net Investment Income (Loss)	162,911
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	242,536
Foreign Currency Transactions	765
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,045,173
Translation of Foreign Currency Denominated Amounts	(314)
Net Realized and Unrealized Gain (Loss)	1,288,160
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,451,071

See accompanying Notes to Financial Statements.
18

  THE DFA INVESTMENT TRUST COMPANY

  THE DFA INTERNATIONAL VALUE SERIES

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$162,911	$193,174
Net Realized Gain (Loss) on:
Investment Securities Sold	242,536	201,700
Foreign Currency Transactions	765	378
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,045,173	1,351,708
Translation of Foreign Currency Denominated Amounts	(314)	486
Net Increase (Decrease) in Net Assets Resulting from Operations	1,451,071	1,747,446
Distributions From:
Net Investment Income	(25,660)	(202,210)
Net Short-Term Gains	(14,957)	(11,375)
Net Long-Term Gains	(185,943)	(115,307)
Total Distributions	(226,560)	(328,892)
Capital Share Transactions (1):
Shares Issued	947,057	1,589,921
Shares Issued in Lieu of Cash Distributions	226,219	307,948
Shares Redeemed	(186,316)	(226,869)
Net Increase (Decrease) from Capital Share Transactions	986,960	1,671,000
Total Increase (Decrease) in Net Assets	2,211,471	3,089,554
Net Assets
Beginning of Period	7,457,252	4,367,698
End of Period	$9,668,723	$7,457,252
(1) Shares Issued and Redeemed:
Shares Issued	40,459	80,546
Shares Issued in Lieu of Cash Distributions	10,265	16,678
Shares Redeemed	(8,138)	(11,688)
	42,586	85,536
Accumulated Net Investment Income (Loss) at End of Period	$130,871	$(7,523)

See accompanying Notes to Financial Statements.
19

THE DFA INVESTMENT TRUST COMPANY
THE DFA INTERNATIONAL VALUE SERIES
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$22.06	$17.30	$16.04	$12.40	$9.33	$10.15
Income from Investment Operations
Net Investment Income (Loss)	0.45	(A)	0.65	(A)	0.43	0.33	0.27	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	3.55	5.27	1.95	3.61	3.06	(0.78)
Total from Investment Operations	4.00	5.92	2.38	3.94	3.33	(0.54)
Less Distributions
Net Investment Income	(0.07)	(0.67)	(0.52)	(0.30)	(0.25)	(0.25)
Net Realized Gains	(0.59)	(0.49)	(0.60)	—	(0.01)	(0.03)
Total Distributions	(0.66)	(1.16)	(1.12)	(0.30)	(0.26)	(0.28)
Net Asset Value, End of Period	$25.40	$22.06	$17.30	$16.04	$12.40	$9.33
Total Return	18.62	%(C)	35.73%	15.61%	32.15%	36.24%	(5.53)%
Net Assets, End of Period (thousands)	$9,668,723	$7,457,252	$4,367,698	$2,804,043	$1,604,778	$1,125,467
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.23%	0.27%	0.28%	0.30%	0.30%
Ratio of Net Investment Income to Average Net Assets	3.87	%(B)	3.29%	2.71%	2.35%	2.61%	2.36%
Portfolio Turnover Rate	5	%(C)	8%	10%	15%	14%	18%

See accompanying Notes to Financial Statements.
20

  THE DFA INVESTMENT TRUST COMPANY
  THE DFA INTERNATIONAL VALUE SERIES
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which The DFA International Value Series (the "Series") is presented in this report.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Series will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series prices its shares at the close of the NYSE, the Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Series. When the Series uses fair value pricing, the values

21

assigned to the Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates. Exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees and Expenses. At May 31, 2007, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $171 (in thousands).

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2007, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers exiting or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

5.  New Accounting Standards: On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures

22

about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Series' financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2007, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2007, the total related amounts paid by the Trust to the CCO were $58 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the six months ended May 31, 2007, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$1,306,149
Sales	429,088

There were no purchases or sales of long-term U.S. government securities.

E.  Federal Income Taxes:

The Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2006, primarily attributable to realized net foreign currency gains/losses and net realized gains on securities considered to be passive foreign investment

23

companies, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains
$431	$(431)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2006 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2005	$114,177	$104,987	$219,164
2006	213,585	115,307	328,892

At November 30, 2006, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$29,356	$185,656	$215,012

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2006, the Series had no capital loss carryforwards available to offset future realized capital gains.

Some of the Series' investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At November 30, 2006, the Series had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands) of $21,675 and $18,925, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

At May 31, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$8,712,301	$3,395,813	$(37,511)	$3,358,302

F.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. Those instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily

24

basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2007.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

G.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 26, 2007. Effective June 26, 2007, the expiration date was extended to June 24, 2008. There were no borrowings by the Series under this line of credit during the six months ended May 31, 2007.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008.

Borrowings by the Series under this line of credit for the six months ended May 31, 2007 were as follows (amounts in thousands, except percentages and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
5.98%	$10,795	3	$5	$14,775

There were no outstanding borrowings by the Series under this line of credit at May 31, 2007.

H.  Securities Lending:

As of May 31, 2007, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

25

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I.  Indemnities; Contractual Obligations:

Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

26

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

27

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 15, 2006 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the Series (the "Fund").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Portfolio Performance and Service Review Committee (the "Review Committee"), composed of Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Review Committee posed after its review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the Fund's non-management fees charged by the Fund's administrator and transfer agent have been negotiated by management over the course of the past fifteen months.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

28

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

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DFA053107-015S

DIMENSIONAL INVESTMENT GROUP INC.

DFA International Value Portfolio IV

Semi-Annual Report

Six Months Ended May 31, 2007
(Unaudited)

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our semi-annual reports gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$150 Billion in Assets Under Management Worldwide as of May 31, 2007.

Core Equity

US Core Equity

US Vector Equity

International Core Equity

Emerging Markets Core Equity

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Tax-Managed

US Small Cap

US Small Cap Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Throughout its history, Dimensional has sought to improve its strategies through efficient engineering and cost-effective trading. Our core equity strategies are the latest example of this evolution. Each core strategy targets a broad and diverse group of common stocks across various equity markets. But unlike conventional approaches, the securities are not held in their market-value proportions. The portfolios increase the relative weight of small cap and value stocks, where expected returns are greater. Because the architecture is seamlessly integrated and includes the full range of securities, the costs normally associated with maintaining multiple vehicles are greatly reduced.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission.
Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the
Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors,
1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

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SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

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DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FNMA  Federal National Mortgage Association

FHLMC  Federal Home Loan Mortgage Corporation

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of May 31, 2007.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

REITs  Real Estate Investment Trusts

SEC  Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO IV

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2007

EXPENSE TABLE

	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,185.90	0.25%	$1.36
Hypothetical 5% Annual Return	$1,000.00	$1,023.68	0.25%	$1.26

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

2

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO IV

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 27, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by country.

Affiliated Investment Company	100.0%

3

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO IV

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment Company) (31,155,172 Shares) at Value†	$791,341
Receivable for Fund Shares Sold	2,200
Prepaid Expenses and Other Assets	18
Total Assets	793,559
LIABILITIES:
Payables:
Investment Securities Purchased	2,200
Due to Advisor	7
Accrued Expenses and Other Liabilities	42
Total Liabilities	2,249
NET ASSETS	$791,310
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	36,866,449
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$21.46
Investment at Cost	$494,879
NET ASSETS CONSIST OF:
Paid-In Capital	$513,903
Accumulated Net Investment Income (Loss)	530
Accumulated Net Realized Gain (Loss)	(19,585)
Net Unrealized Appreciation (Depreciation)	296,462
NET ASSETS	$791,310
(1) NUMBER OF SHARES AUTHORIZED	200,000,000

See accompanying Notes to Financial Statements.
4

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO IV

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

Investment Income

Income Distributions Received from Affiliated Investment Company	$1,987
Expenses
Administrative Services Fees	40
Accounting & Transfer Agent Fees	10
Legal Fees	3
Audit Fees	1
Filing Fees	17
Shareholders' Reports	12
Directors'/Trustees' Fees & Expenses	3
Other	1
Total Expenses	87
Net Investment Income (Loss)	1,900
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	15,399
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(798)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	97,403
Net Realized and Unrealized Gain (Loss)	112,004
Net Increase (Decrease) in Net Assets Resulting from Operations	$113,904

See accompanying Notes to Financial Statements.
5

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO IV

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,900	$14,668
Capital Gain Distributions Received from Affiliated Investment Company	15,399	8,723
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(798)	(1,989)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	97,403	103,656
Net Increase (Decrease) in Net Assets Resulting from Operations	113,904	125,058
Distributions From:
Net Investment Income	(14,495)	(7,638)
Net Short-Term Gains	(1,177)	(805)
Net Long-Term Gains	(7,928)	(7,663)
Total Distributions	(23,600)	(16,106)
Capital Share Transactions (1):
Shares Issued	131,233	158,759
Shares Issued in Lieu of Cash Distributions	23,600	16,106
Shares Redeemed	(19,082)	(23,163)
Net Increase (Decrease) from Capital Share Transactions	135,751	151,702
Total Increase (Decrease) in Net Assets	226,055	260,654
Net Assets
Beginning of Period	565,255	304,601
End of Period	$791,310	$565,255
(1) Shares Issued and Redeemed:
Shares Issued	6,621	9,506
Shares Issued in Lieu of Cash Distributions	1,270	1,111
Shares Redeemed	(1,010)	(1,456)
	6,881	9,161
Accumulated Net Investment Income (Loss) at End of Period	$530	$13,125

See accompanying Notes to Financial Statements.
6

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO IV

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$18.85	$14.63	$12.94	$10.19	$7.49	$8.45
Income from Investment Operations
Net Investment Income (Loss)	0.06	(A)	0.57	(A)	0.40	0.20	0.18	0.19
Net Gains (Losses) (Realized and Unrealized)	3.33	4.41	1.58	2.95	2.52	(0.65)
Total from Investment Operations	3.39	4.98	1.98	3.15	2.70	(0.46)
Less Distributions
Net Investment Income	(0.48)	(0.36)	(0.27)	(0.22)	—	(0.20)
Net Realized Gains	(0.30)	(0.40)	(0.02)	(0.18)	—	(0.30)
Total Distributions	(0.78)	(0.76)	(0.29)	(0.40)	—	(0.50)
Net Asset Value, End of Period	$21.46	$18.85	$14.63	$12.94	$10.19	$7.49
Total Return	18.59	%(C)	35.65%	15.58%	31.99%	36.05%	(5.66)%
Net Assets, End of Period (thousands)	$791,310	$565,255	$304,601	$203,569	$120,092	$84,403
Ratio of Expenses to Average Net Assets (D)	0.25	%(B)	0.27%	0.32%	0.37%	0.43%	0.45%
Ratio of Net Investment Income to Average Net Assets	0.57	%(B)	3.42%	3.03%	2.00%	2.28%	2.38%

See accompanying Notes to Financial Statements.
7

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO IV

  NOTES TO FINANCIAL STATEMENTS

  (Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixteen portfolios, of which the DFA International Value Portfolio IV (the "Portfolio") is presented in this report.

The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2007, the Portfolio owned 8% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of the Series held by the Portfolio are valued at their respective daily net asset value.

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2007, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $14 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2007, none of the Directors have requested distribution of proceeds.

3.  Other:  Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from Investment in Affiliated Investment Company that represent a return of capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

8

4.  New Accounting Standards: On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2007, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of the first $40 million of average daily net assets and no fees on assets exceeding $40 million.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2007, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2006, primarily attributable to character redesignation of distributions were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$9	$(9)

9

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2006 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2005	$4,631	—	$4,631
2006	8,443	$7,663	16,106

At November 30, 2006, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$13,149	$7,911	$21,060

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2006, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At May 31, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$528,686	$296,462	$(33,807)	$262,655

E.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 26, 2007. Effective June 26, 2007, the expiration date was extended to June 24, 2008. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 21, 2008. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2007.

10

F.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G.  Other:

At May 31, 2007, one shareholder held 100% of the outstanding shares of the Portfolio.

11

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual fund return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical example for comparison purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2007

EXPENSE TABLE

	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,186.20	0.23%	$1.25
Hypothetical 5% Annual Return	$1,000.00	$1,023.78	0.23%	$1.16

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

12

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 27, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Other	Total
15.6%	3.8%	3.9%	43.9%	0.6%	8.0%	2.0%	11.4%	0.1%	6.7%	3.7%	0.3%	100.0%

13

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (3.6%)
COMMON STOCKS — (3.6%)
Commonwealth Bank of Australia	1,961,135	$89,956,037	0.9%
National Australia Bank, Ltd.	2,552,152	89,892,259	0.9%
Other Securities		255,319,214	2.7%
TOTAL — AUSTRALIA		435,167,510	4.5%
AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		62,173,563	0.7%
BELGIUM — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		123,346,526	1.3%
CANADA — (4.7%)
COMMON STOCKS — (4.7%)
Alcan, Inc.	856,137	74,287,654	0.8%
Barrick Gold Corp.	1,869,220	54,349,983	0.6%
EnCana Corp.	1,459,886	89,673,252	0.9%
# Sun Life Financial, Inc.	1,258,900	59,437,594	0.6%
Other Securities		291,900,669	3.0%
TOTAL — CANADA		569,649,152	5.9%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		110,376,660	1.1%
FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		103,712,8 55	1.1%
FRANCE — (8.2%)
COMMON STOCKS — (8.2%)
# AXA SA	2,905,543	126,944,807	1.3%
# BNP Paribas SA	1,631,174	197,775,909	2.1%
# Compagnie de Saint-Gobain	598,264	65,554,646	0.7%
# Renault SA	379,599	54,239,431	0.6%
# Societe Generale Paris	293,528	57,173,688	0.6%
# Vivendi SA	2,554,386	111,256,954	1.2%
Other Securities		380,668,425	3.8%
TOTAL — FRANCE		993,613,860	10.3%
GERMANY — (9.3%)
COMMON STOCKS — (9.3%)
# Allianz SE	456,442	101,081,651	1.1%
Allianz SE ADR	2,630,040	58,307,987	0.6%
# Commerzbank AG	1,057,167	51,864,778	0.5%
DaimlerChrysler AG	1,734,297	158,500,482	1.7%
# Deutsche Bank AG	801,377	121,883,837	1.3%
Deutsche Telekom AG Sponsored ADR	2,767,950	51,317,793	0.5%
# E.ON AG	677,579	111,511,287	1.2%
# E.ON AG Sponsored ADR	1,043,028	57,199,656	0.6%
# Munchener Rueckversicherungs-Gesellschaft AG	379,064	71,104,848	0.7%
# Volkswagen AG	499,652	75,597,308	0.8%
Other Securities		264,719,238	2.6%
TOTAL — GERMANY		1,123,088,865	11.6%

14

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GREECE — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		$60,461,783	0.6%
HONG KONG — (2.1%)
COMMON STOCKS — (2.1%)
Other Securities		253,786,966	2.6%
IRELAND — (1.2%)
COMMON STOCKS — (1.2%)
CRH P.L.C.	1,259,311	61,175,345	0.6%
Other Securities		84,342,965	0.9%
TOTAL — IRELAND		145,518,310	1.5%
ITALY — (2.6%)
COMMON STOCKS — (2.6%)
# UniCredito Italiano SpA	7,998,675	75,128,664	0.8%
Other Securities		238,569,977	2.5%
TOTAL — ITALY		313,698,641	3.3%
JAPAN — (8.6%)
COMMON STOCKS — (8.6%)
Matsushita Electric Industrial Co., Ltd.	3,676,135	77,962,419	0.8%
Millea Holdings, Inc.	1,295,900	51,601,084	0.6%
# Sony Corp.	971,100	55,897,442	0.6%
Other Securities		853,080,874	8.7%
TOTAL — JAPAN		1,038,541,819	10.7%
NETHERLANDS — (4.7%)
COMMON STOCKS — (4.7%)
# ABN AMRO Holding NV	1,785,798	85,599,615	0.9%
ABN AMRO Holding NV Sponsored ADR	1,129,587	54,186,288	0.6%
Aegon NV	3,298,073	67,529,858	0.7%
# ING Groep NV	3,203,383	142,382,704	1.5%
# Koninklijke Philips Electronics NV	2,253,619	95,609,114	1.0%
Other Securities		126,481,515	1.2%
TOTAL — NETHERLANDS		571,789,094	5.9%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		12,603,612	0.1%
NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		88,849,005	0.9%
PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		32,634,798	0.3%
SINGAPORE — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		80,164,819	0.8%
SPAIN — (3.2%)
COMMON STOCKS — (3.2%)
# Banco Santander Central Hispano SA	7,223,177	138,609,072	1.4%
Endesa SA	1,557,828	83,835,777	0.9%
Repsol YPF SA	1,547,213	56,773,935	0.6%
Other Securities		103,518,156	1.1%
TOTAL — SPAIN		382,736,940	4.0%

15

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
Nordea Bank AB	3,830,600	$63,129,129	0.7%
Other Securities		223,264,311	2.3%
TOTAL — SWEDEN		286,393,440	3.0%
SWITZERLAND — (5.1%)
COMMON STOCKS — (5.1%)
Compagnie Financiere Richemont AG Series A	1,251,000	77,019,783	0.8%
# Credit Suisse Group	1,826,488	138,838,890	1.4%
# Swiss Re	589,833	56,158,293	0.6%
Zurich Financial SVCS AG	285,163	87,274,847	0.9%
Other Securities		252,145,287	2.6%
TOTAL — SWITZERLAND		611,437,100	6.3%
UNITED KINGDOM — (18.3%)
COMMON STOCKS — (18.3%)
Anglo American P.L.C.	2,904,256	175,481,959	1.8%
Aviva P.L.C.	6,195,868	97,883,134	1.0%
Barclays P.L.C. Sponsored ADR	1,403,590	80,327,456	0.8%
HBOS P.L.C.	8,397,157	180,670,923	1.9%
HSBC Holdings P.L.C. Sponsored ADR	1,006,700	93,663,368	1.0%
Royal Bank of Scotland Group P.L.C.	23,863,361	296,447,872	3.1%
Royal Dutch Shell P.L.C. ADR	732,443	55,445,935	0.6%
Vodafone Group P.L.C.	61,674,811	192,990,979	2.0%
Vodafone Group P.L.C. Sponsored ADR	5,287,130	166,174,496	1.7%
Xstrata P.L.C.	827,417	47,609,638	0.5%
Other Securities		821,590,339	8.4%
TOTAL — UNITED KINGDOM		2,208,286,099	22.8%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $41,990,000 FNMA 6.50%, 09/01/36, valued at $39,626,646) to be repurchased at $39,042,628	$39,037	39,037,000	0.4%
SECURITIES LENDING COLLATERAL — (20.1%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $1,060,293,015 FHLMC, rates ranging from 4.500% to 7.244%(r), maturities ranging from 04/01/22 to 06/01/37 & FNMA, rates ranging from 4.299% to 6.500%, maturities ranging from 01/11/20 to 03/01/47, valued at $881,091,524) to be repurchased at $863,942,632	863,815	863,815,219	8.9%
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $736,705,157 FHLMC, rates ranging from 4.000% to 6.500%, maturities ranging from 07/01/19 to 06/01/37 & FNMA, rates ranging from 4.592%(r) to 7.319%(r), maturities ranging from 07/01/16 to 08/01/45, valued at $594,170,105) to be repurchased at $582,605,633	582,520	582,519,711	6.0%
@ Repurchase Agreement, Merrill Lynch Government 5.31%, 06/01/07 (Collateralized by $912,714,122 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 04/01/22 to 06/01/37 & FNMA, rates ranging from 5.000% to 11.000%, maturities ranging from 11/01/17 to 05/01/37, valued at $765,000,194) to be repurchased at $750,110,625	750,000	750,000,000	7.8%
@ Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $300,461,816 FHLMC, rates ranging from 5.000% to 5.500%, maturities ranging from 06/01/26 to 05/01/37 & FNMA, rates ranging from 5.000% to 6.500%, maturities ranging from 12/01/32 to 04/01/37, valued at $231,744,179) to be repurchased at $227,233,386	227,200	227,200,000	2.4%
TOTAL SECURITIES LENDING COLLATERAL		2,423,534,930	25.1%
TOTAL INVESTMENTS — (100.0%) (Cost $8,712,119,296)		$12,070,603,347	124.8%

See accompanying Notes to Financial Statements.
16

  THE DFA INVESTMENT TRUST COMPANY

  THE DFA INTERNATIONAL VALUE SERIES

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $2,298,491 of securities on loan)	$9,608,031
Temporary Cash Investments at Value	39,037
Collateral Received from Securities on Loan at Value	2,423,535
Foreign Currencies at Value	37,838
Cash	15
Receivables:
Investment Securities Sold	9,523
Dividends, Interest and Tax Reclaims	30,721
Securities Lending Income	4,896
Fund Shares Sold	9,793
Prepaid Expenses and Other Assets	23
Total Assets	12,163,412
LIABILITIES:
Payables:
Upon Return of Securities Loaned	2,423,535
Investment Securities Purchased	68,877
Fund Shares Redeemed	305
Due to Advisor	1,580
Accrued Expenses and Other Liabilities	392
Total Liabilities	2,494,689
NET ASSETS	$9,668,723
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	380,612,787
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$25.40
Investments at Cost	$6,249,547
Temporary Cash Investments at Cost	$39,037
Collateral Received from Securities on Loan at Cost	$2,423,535
Foreign Currencies at Cost	$37,705
NET ASSETS CONSIST OF:
Paid-In Capital	$5,937,449
Accumulated Net Investment Income (Loss)	130,871
Accumulated Net Realized Gain (Loss)	241,818
Net Unrealized Appreciation (Depeciation)	3,358,585
NET ASSETS	$9,668,723
(1) NUMBER OF SHARES AUTHORIZED	Unlimited

See accompanying Notes to Financial Statements.
17

  THE DFA INVESTMENT TRUST COMPANY

  THE DFA INTERNATIONAL VALUE SERIES

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $19,012)	$161,000
Interest	1,141
Income from Securities Lending	10,357
Total Investment Income	172,498
Expenses
Investment Advisory Services Fees	8,450
Accounting & Transfer Agent Fees	404
Custodian Fees	554
Legal Fees	14
Audit Fees	38
Shareholders' Reports	21
Directors'/Trustees' Fees & Expenses	39
Other	67
Total Expenses	9,587
Net Investment Income (Loss)	162,911
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	242,536
Foreign Currency Transactions	765
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,045,173
Translation of Foreign Currency Denominated Amounts	(314)
Net Realized and Unrealized Gain (Loss)	1,288,160
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,451,071

See accompanying Notes to Financial Statements.
18

  THE DFA INVESTMENT TRUST COMPANY

  THE DFA INTERNATIONAL VALUE SERIES

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$162,911	$193,174
Net Realized Gain (Loss) on:
Investment Securities Sold	242,536	201,700
Foreign Currency Transactions	765	378
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,045,173	1,351,708
Translation of Foreign Currency Denominated Amounts	(314)	486
Net Increase (Decrease) in Net Assets Resulting from Operations	1,451,071	1,747,446
Distributions From:
Net Investment Income	(25,660)	(202,210)
Net Short-Term Gains	(14,957)	(11,375)
Net Long-Term Gains	(185,943)	(115,307)
Total Distributions	(226,560)	(328,892)
Capital Share Transactions (1):
Shares Issued	947,057	1,589,921
Shares Issued in Lieu of Cash Distributions	226,219	307,948
Shares Redeemed	(186,316)	(226,869)
Net Increase (Decrease) from Capital Share Transactions	986,960	1,671,000
Total Increase (Decrease) in Net Assets	2,211,471	3,089,554
Net Assets
Beginning of Period	7,457,252	4,367,698
End of Period	$9,668,723	$7,457,252
(1) Shares Issued and Redeemed:
Shares Issued	40,459	80,546
Shares Issued in Lieu of Cash Distributions	10,265	16,678
Shares Redeemed	(8,138)	(11,688)
	42,586	85,536
Accumulated Net Investment Income (Loss) at End of Period	$130,871	$(7,523)

See accompanying Notes to Financial Statements.
19

THE DFA INVESTMENT TRUST COMPANY
THE DFA INTERNATIONAL VALUE SERIES
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$22.06	$17.30	$16.04	$12.40	$9.33	$10.15
Income from Investment Operations
Net Investment Income (Loss)	0.45	(A)	0.65	(A)	0.43	0.33	0.27	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	3.55	5.27	1.95	3.61	3.06	(0.78)
Total from Investment Operations	4.00	5.92	2.38	3.94	3.33	(0.54)
Less Distributions
Net Investment Income	(0.07)	(0.67)	(0.52)	(0.30)	(0.25)	(0.25)
Net Realized Gains	(0.59)	(0.49)	(0.60)	—	(0.01)	(0.03)
Total Distributions	(0.66)	(1.16)	(1.12)	(0.30)	(0.26)	(0.28)
Net Asset Value, End of Period	$25.40	$22.06	$17.30	$16.04	$12.40	$9.33
Total Return	18.62	%(C)	35.73%	15.61%	32.15%	36.24%	(5.53)%
Net Assets, End of Period (thousands)	$9,668,723	$7,457,252	$4,367,698	$2,804,043	$1,604,778	$1,125,467
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.23%	0.27%	0.28%	0.30%	0.30%
Ratio of Net Investment Income to Average Net Assets	3.87	%(B)	3.29%	2.71%	2.35%	2.61%	2.36%
Portfolio Turnover Rate	5	%(C)	8%	10%	15%	14%	18%

See accompanying Notes to Financial Statements.
20

  THE DFA INVESTMENT TRUST COMPANY
  THE DFA INTERNATIONAL VALUE SERIES
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which The DFA International Value Series (the "Series") is presented in this report.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Series will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series prices its shares at the close of the NYSE, the Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Series. When the Series uses fair value pricing, the values

21

assigned to the Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates. Exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees and Expenses. At May 31, 2007, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $171 (in thousands).

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2007, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers exiting or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

5.  New Accounting Standards: On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures

22

about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Series' financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2007, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2007, the total related amounts paid by the Trust to the CCO were $58 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the six months ended May 31, 2007, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$1,306,149

Sales	429,088

There were no purchases or sales of long-term U.S. government securities.

E.  Federal Income Taxes:

The Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2006, primarily attributable to realized net foreign currency gains/losses and net realized gains on securities considered to be passive foreign investment

23

companies, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains
$431	$(431)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2006 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2005	$114,177	$104,987	$219,164
2006	213,585	115,307	328,892

At November 30, 2006, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$29,356	$185,656	$215,012

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2006, the Series had no capital loss carryforwards available to offset future realized capital gains.

Some of the Series' investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At November 30, 2006, the Series had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands) of $21,675 and $18,925, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

At May 31, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$8,712,301	$3,395,813	$(37,511)	$3,358,302

F.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. Those instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily

24

basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2007.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

G.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 26, 2007. Effective June 26, 2007, the expiration date was extended to June 24, 2008. There were no borrowings by the Series under this line of credit during the six months ended May 31, 2007.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008.

Borrowings by the Series under this line of credit for the six months ended May 31, 2007 were as follows (amounts in thousands, except percentages and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
5.98%	$10,795	3	$5	$14,775

There were no outstanding borrowings by the Series under this line of credit at May 31, 2007.

H.  Securities Lending:

As of May 31, 2007, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

25

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I.  Indemnities; Contractual Obligations:

Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

26

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

27

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 15, 2006 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the Series (the "Fund").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Portfolio Performance and Service Review Committee (the "Review Committee"), composed of Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Review Committee posed after its review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the Fund's non-management fees charged by the Fund's administrator and transfer agent have been negotiated by management over the course of the past fifteen months.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

28

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

29

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DFA053107-016S

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below.  Provided below is a complete schedule of investments for each master fund/underlying fund in which a series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments.  The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant
U.S. Core Equity 1 Portfolio	An underlying fund for Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio

U.S. Core Equity 2 Portfolio	An underlying fund for Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio

DFA Real Estate Securities Portfolio	An underlying fund for Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio

Large Cap International Portfolio	An underlying fund for Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio

International Core Equity Portfolio	An underlying fund for Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio

Emerging Markets Core Equity Portfolio	An underlying fund for Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio

The U.S. Large Company Series	Master fund for U.S. Large Company Institutional Index Portfolio and an underlying fund for Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio

The U.S. Large Cap Value Series

Master fund for U.S. Large Cap Value Portfolio II, U.S. Large Cap Value Portfolio III and LWAS/DFA U.S. High Book to Market Portfolio and an underlying fund for Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio

The U.S. Small Cap Value Series	Master fund for U.S. Small Cap Value Portfolio II

The U.S. Small Cap Series	An underlying fund for Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio

The DFA International Value Series

Master fund for DFA International Value Portfolio, DFA International Value Portfolio II, DFA International Value Portfolio III and DFA International Value Portfolio IV and an underlying fund for Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio

The Japanese Small Company Series	An underlying fund for Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio

The Asia Pacific Small Company Series	An underlying fund for Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio

The United Kingdom Small Company Series	An underlying fund for Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio

The Continental Small Company Series	An underlying fund for Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio

The Emerging Markets Series	Master fund for Emerging Markets Portfolio II and an underlying fund for Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio

The Emerging Markets Small Cap Series	An underlying fund for Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio

Dimensional Emerging Markets Value Fund Inc.	An underlying fund for Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio

The Tax-Managed U.S. Marketwide Value Series	Master fund for Tax-Managed U.S. Marketwide Value Portfolio II

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Abbreviations

ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Corporation
NVDR	Non-Voting Depositary Receipt
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Investment Footnotes

†	See Note B to Financial Statements.
††	Securities have been fair valued. See Note B to Financial Statements
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
(r)	The adjustable rate shown is effective as of May 31, 2007.
–	Amounts designated as - are either zero or rounded to zero

U.S. CORE EQUITY 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

		Shares	Value†

COMMON STOCKS — (88.7%)
Consumer Discretionary — (12.4%)
*	1-800 CONTACTS, Inc.	1,569	$31,113
*	1-800-FLOWERS.COM, Inc.	3,400	30,158
*	4Kids Entertainment, Inc.	2,300	38,893
*	99 Cents Only Stores	11,969	168,045
*	A.C. Moore Arts & Crafts, Inc.	3,300	75,075
	Aaron Rents, Inc.	8,000	229,440
	Aaron Rents, Inc. Class A	1,044	26,831
	Abercrombie & Fitch Co.	4,500	371,925
	Acme Communications, Inc.	2,301	12,655
	Acme United Corp.	400	5,840
*	ACR Group, Inc.	1,300	6,032
	Advance Auto Parts, Inc.	5,550	229,881
*	Aeropostale, Inc.	3,961	183,394
*	AFC Enterprises, Inc.	3,400	66,198
*	Aftermarket Technology Corp.	3,600	107,892
	Aldila, Inc.	1,300	20,163
*	Alloy, Inc.	2,707	30,752
* #	Amazon.com, Inc.	14,080	973,491
	Ambassadors Group, Inc.	1,600	54,848
	Ambassadors International, Inc.	1,353	43,824
	American Axle & Manufacturing Holdings, Inc.	9,000	259,380
*	American Biltrite, Inc.	100	920
	American Eagle Outfitters, Inc.	10,911	294,597
	American Greetings Corp. Class A	9,000	235,890
*	America’s Car-Mart, Inc.	1,910	26,091
	Ameristar Casinos, Inc.	7,408	220,018
*	AnnTaylor Stores Corp.	5,300	207,177
* #	Apollo Group, Inc. Class A	6,100	292,617
#	Applebees International, Inc.	9,800	256,760
	Arbitron, Inc.	2,306	120,742
	Arctic Cat, Inc.	2,100	40,194
	Ark Restaurants Corp.	483	16,857
	ArvinMeritor, Inc.	11,900	248,472
	Asbury Automotive Group, Inc.	6,000	163,680
*	Ashworth, Inc.	1,498	12,284
* #	Audible, Inc.	3,500	35,070
*	Audiovox Corp. Class A	600	8,058
*	AutoNation, Inc.	24,990	552,779
*	Autozone, Inc.	3,653	469,885
* #	Avatar Holdings, Inc.	1,334	110,095

*	Bakers Footwear Group, Inc.	600	5,130
*	Ballantyne of Omaha, Inc.	1,965	12,281
*	Bally Technologies, Inc.	4,000	108,680
* #	Bally Total Fitness Holding Corp.	900	720
	Bandag, Inc.	700	35,525
	Bandag, Inc. Class A	810	41,107
	Barnes & Noble, Inc.	9,908	423,765
*	Barry (R.G.) Corp.	1,500	16,335
	Bassett Furniture Industries, Inc.	400	5,740
	Beasley Broadcast Group, Inc.	1,050	9,019
#	Beazer Homes USA, Inc.	3,000	107,310
	Bebe Stores, Inc.	9,264	166,567
*	Bed Bath and Beyond, Inc.	14,600	593,636
	Belo Corp. Class A	15,310	340,341
*	Benihana, Inc.	200	6,526
*	Benihana, Inc. Class A	1,488	48,107
	Best Buy Co., Inc.	15,143	731,255
	Big 5 Sporting Goods Corp.	1,800	45,522
* #	Big Dog Holdings, Inc.	1,093	18,876
*	Big Lots, Inc.	12,120	381,780
*	BJ’s Restaurants, Inc.	4,500	91,125
#	Black & Decker Corp.	2,800	264,404
#	Blockbuster, Inc. Class A	19,300	85,306
*	Blockbuster, Inc. Class B	10,313	42,490
*	Bluegreen Corp.	4,800	57,312
	Blyth, Inc.	5,500	150,920
	Bob Evans Farms, Inc.	5,910	228,717
*	Bombay Co., Inc.	400	312
	Bon-Ton Stores, Inc.	2,500	119,250
	Books-A-Million, Inc.	2,680	44,140
	Borders Group, Inc.	9,353	208,478
	BorgWarner, Inc.	7,200	605,952
	Bowl America, Inc. Class A	400	6,760
#	Boyd Gaming Corp.	8,400	420,336
*	Bright Horizons Family Solutions, Inc.	3,355	142,051
#	Brinker International, Inc.	9,950	318,002
	Brown Shoe Company, Inc.	7,125	211,185
#	Brunswick Corp.	15,000	516,450
*	Buca, Inc.	3,300	12,441
	Buckle, Inc.	3,700	151,330
*	Build-A-Bear-Workshop, Inc.	2,700	80,730
	Building Materials Holding Corp.	1,800	27,576
*	Cabela’s, Inc.	10,600	244,224
* #	Cablevision Systems New York Group Class A	7,600	275,044
*	Cache, Inc.	2,100	35,007
*	California Coastal Communities, Inc.	1,778	31,168
*	California Pizza Kitchen, Inc.	2,400	88,008
	Callaway Golf Co.	11,916	216,514
	Canterbury Park Holding Corp.	400	5,560
* #	Career Education Corp.	10,800	376,596
*	CarMax, Inc.	12,406	297,744
	Carmike Cinemas, Inc.	2,600	67,730

*	Carriage Services, Inc.	2,999	22,882
*	Carter’s, Inc.	8,473	229,788
*	Casual Male Retail Group, Inc.	2,800	32,872
	Catalina Marketing Corp.	2,655	84,694
	Cato Corp. Class A	4,000	87,000
*	Cavalier Homes, Inc.	3,000	14,910
*	Cavco Industries, Inc.	1,100	42,504
	CBRL Group, Inc.	3,400	152,796
	CBS Corp. Class A	3,104	103,146
	CBS Corp. Class B	38,434	1,278,315
*	CEC Entertainment, Inc.	4,300	166,496
	Centex Corp.	10,700	517,452
* #	Champion Enterprises, Inc.	11,300	128,481
*	Champps Entertainment, Inc.	1,554	7,444
#	Charles and Colvard, Ltd.	1,585	7,449
*	Charlotte Russe Holding, Inc.	3,200	89,120
*	Charming Shoppes, Inc.	18,440	229,762
* #	Charter Communications, Inc.	57,800	231,778
* #	Cheesecake Factory, Inc.	11,076	312,565
	Cherokee, Inc.	3,302	154,567
*	Chicos FAS, Inc.	4,879	132,904
	Choice Hotels International, Inc.	7,400	298,368
	Christopher & Banks Corp.	3,200	60,448
*	Chromcraft Revington, Inc.	500	3,775
	Churchill Downs, Inc.	2,300	118,289
	Circuit City Stores, Inc.	14,000	224,980
	Citadel Broadcasting Co.	19,520	162,016
*	Citi Trends, Inc.	1,600	64,848
	CKE Restaurants, Inc.	8,700	189,573
* #	CKX, Inc.	11,165	118,684
	Clear Channel Communications, Inc.	17,740	681,216
*	Coach, Inc.	13,930	715,445
	Coachmen Industries, Inc.	200	2,054
	Coast Distribution System, Inc.	500	3,270
	Cobra Electronics Corp.	1,135	11,009
	Coinmach Service Corp. Class A	3,300	36,300
*	Coinstar, Inc.	3,500	110,565
* #	Coldwater Creek, Inc.	4,500	111,825
	Collectors Universe, Inc.	1,593	22,127
	Collegiate Pacific, Inc.	1,400	12,460
	Columbia Sportswear Co.	4,700	327,731
*	Comcast Corp. Class A	109,077	2,989,801
*	Comcast Corp. Special Class A Non-Voting	55,277	1,502,429
*	Concord Camera Corp.	405	1,741
* #	Conn’s, Inc.	3,882	117,819
	Cooper Tire & Rubber Co.	9,700	233,479
*	Corinthian Colleges, Inc.	10,361	151,374
* #	Cosi, Inc.	5,100	24,582
* #	Cost Plus, Inc.	4,200	38,808
	Courier Corp.	4,572	183,794
*	Cox Radio, Inc.	5,633	82,692
	CPI Corp.	840	66,654

	Craftmade International, Inc.	600	10,596
* #	Crown Media Holdings, Inc.	10,174	75,695
*	CSK Auto Corp.	5,600	101,920
	CSS Industries, Inc.	1,800	68,922
*	Cumulus Media, Inc. Class A	3,700	34,706
	Cutter & Buck, Inc.	1,600	22,928
*	Cybex International, Inc.	3,274	22,263
*	Cycle Country Accessories Corp.	300	555
*	Dana Corp.	2,200	3,894
	Darden Restaurants, Inc.	5,600	255,192
	Deb Shops, Inc.	2,460	68,339
*	Deckers Outdoor Corp.	1,602	140,800
	Decorator Industries, Inc.	300	2,070
*	dELiA*s, Inc.	836	6,613
	Delta Apparel, Inc.	1,328	22,164
*	Design Within Reach, Inc.	1,958	12,061
	DeVry, Inc.	9,600	322,560
*	DG Fastchannel, Inc.	2,200	45,892
*	Diedrich Coffee, Inc.	800	3,296
	Dillards, Inc. Class A	11,195	406,378
*	Directed Electronics, Inc.	400	3,548
*	Discovery Holding Co. Class A	24,900	582,162
*	Discovery Holding Co. Class B	900	21,015
	Disney (Walt) Co.	109,300	3,873,592
*	Dixie Group, Inc.	1,900	23,845
	Dollar General Corp.	21,100	456,604
*	Dollar Tree Stores, Inc.	8,600	363,866
* #	Dominion Homes, Inc.	800	3,944
	Domino’s Pizza, Inc.	7,800	153,036
*	Dorman Products, Inc.	3,191	45,536
	Dover Downs Gaming & Entertainment, Inc.	750	10,965
	Dover Motorsports, Inc.	2,200	12,606
#	Dow Jones & Co., Inc.	3,000	159,930
*	Drew Industries, Inc.	2,300	77,487
*	drugstore.com, Inc.	11,500	29,095
	DRYCLEAN USA, Inc.	100	191
* #	DSW, Inc.	1,900	72,618
#	Eastman Kodak Co.	23,200	588,352
*	EchoStar Communications Corp. Class A	7,120	327,947
*	Educate, Inc.	200	1,588
	Educational Development Corp.	300	2,460
*	EMAK Worldwide, Inc.	322	1,046
*	Emerson Radio Corp.	4,100	13,284
	Emmis Communications Corp. Class A	5,300	55,067
	Entercom Communications Corp.	5,743	152,764
*	Entravision Communications Corp.	10,800	110,052
*	Escala Group, Inc.	1,435	4,348
	Escalade, Inc.	1,500	14,250
	Ethan Allen Interiors, Inc.	5,400	196,074
*	Expedia, Inc.	31,700	761,751
*	Factory Card & Party Outlet Corp.	300	3,696
	Family Dollar Stores, Inc.	9,000	302,850

*	Famous Dave’s of America, Inc.	800	17,056
	Fedders Corp.	800	200
	Federated Department Stores, Inc.	27,875	1,113,049
	Finish Line, Inc. Class A	7,000	89,600
*	Finlay Enterprises, Inc.	1,300	6,825
*	Fisher Communications, Inc.	1,528	76,721
*	Flanigan’s Enterprises, Inc.	300	3,375
* #	Fleetwood Enterprises, Inc.	7,712	71,799
	Flexsteel Industries, Inc.	1,006	14,235
	Foot Locker, Inc.	23,600	517,784
#	Ford Motor Co.	73,900	616,326
	Fortune Brands, Inc.	18,700	1,510,586
*	Fossil, Inc.	7,995	249,524
*	Fountain Powerboat Industries, Inc.	343	926
*	Franklin Covey Co.	4,300	32,207
*	Franklin Electronic Publishers, Inc.	500	1,230
	Fred’s, Inc.	6,500	93,470
*	Friendly Ice Cream Corp.	800	10,880
	Frisch’s Restaurants, Inc.	1,138	35,961
*	Fuel Systems Solutions, Inc.	2,650	43,195
#	Furniture Brands International, Inc.	5,900	85,550
*	Gaiam, Inc.	3,100	49,972
*	GameStop Corp. Class A	6,862	253,757
*	GameTech International, Inc.	2,430	23,692
	Gaming Partners International Corp.	1,100	15,565
*	Gander Mountain Co.	3,901	50,596
	Gannett Co., Inc.	25,661	1,509,380
	Gap, Inc.	31,900	590,788
*	Gaylord Entertainment Co.	6,410	361,075
*	Gemstar-TV Guide International, Inc.	56,500	259,900
#	General Motors Corp.	23,400	701,766
*	Genesco, Inc.	3,600	188,460
* #	Gentek, Inc.	1,415	49,893
	Gentex Corp.	18,600	330,150
	Genuine Parts Co.	13,400	687,688
*	Getty Images, Inc.	9,900	495,495
*	G-III Apparel Group, Ltd.	2,351	48,666
*	Goodyear Tire & Rubber Co.	8,659	307,135
*	Gottschalks, Inc.	2,391	30,103
	Gray Television, Inc.	7,500	77,025
	Gray Television, Inc. Class A	300	3,171
*	Great Wolf Resorts, Inc.	5,200	73,684
	Group 1 Automotive, Inc.	3,500	147,700
*	GSI Commerce, Inc.	5,900	134,992
	Guess?, Inc.	6,900	304,980
*	Guitar Center, Inc.	5,000	268,150
*	Gymboree Corp.	4,200	187,740
#	H&R Block, Inc.	16,700	395,623
*	Hampshire Group, Ltd.	689	11,489
	Hancock Fabrics, Inc.	1,000	2,500
	Handleman Co.	3,131	22,042
* #	Hanesbrands, Inc.	1,900	49,590

	Harley-Davidson, Inc.	7,640	466,728
	Harman International Industries, Inc.	3,155	374,341
	Harrah’s Entertainment, Inc.	10,100	863,045
*	Harris Interactive, Inc.	7,500	41,925
	Harte-Hanks, Inc.	9,500	249,470
*	Hartmarx Corp.	3,520	23,056
	Hasbro, Inc.	11,010	353,971
*	Hastings Entertainment, Inc.	1,400	10,066
	Haverty Furniture Co., Inc.	2,200	26,818
	Haverty Furniture Co., Inc. Class A	470	5,654
*	Hawk Corp.	1,065	14,058
*	Hayes Lemmerz International, Inc.	15,223	87,228
	Hearst-Argyle Television, Inc.	8,500	221,000
*	Hibbett Sporting Goods, Inc.	1,800	50,346
#	Hilton Hotels Corp.	20,700	735,885
*	Hollywood Media Corp.	4,638	20,500
	Home Depot, Inc.	77,425	3,009,510
* #	Home Solutions of America, Inc.	8,985	67,208
	Horton (D.R.), Inc.	35,890	838,749
*	Hot Topic, Inc.	7,285	80,718
* #	Hovnanian Enterprises, Inc. Class A	6,900	174,294
*	IAC/InterActiveCorp	33,128	1,146,229
* #	Iconix Brand Group, Inc.	4,000	89,000
	Idearc, Inc.	5,260	185,415
	IHOP Corp.	2,220	129,093
	ILX Resorts, Inc.	300	2,595
*	Image Entertainment, Inc.	3,200	13,728
* #	Infosonics Corp.	2,200	6,666
	Interactive Data Corp.	14,587	423,461
	Interface, Inc. Class A	6,658	112,387
	International Game Technology	18,986	763,047
	International Speedway Corp. Class A	5,000	262,000
* #	Interpublic Group of Companies, Inc.	24,400	286,700
*	Interstate Hotels & Resorts, Inc.	3,700	22,755
*	INVESTools, Inc.	8,076	98,689
* #	iRobot Corp.	2,500	41,150
* #	Isle of Capri Casinos, Inc.	5,700	140,904
*	ITT Educational Services, Inc.	3,100	350,889
	J. Alexander’s Corp.	1,500	20,325
*	Jack in the Box, Inc.	4,110	314,292
	Jackson Hewitt Tax Service, Inc.	4,080	123,420
*	Jaclyn, Inc.	400	3,480
*	Jakks Pacific, Inc.	3,100	81,437
* #	Jarden Corp.	11,688	498,143
*	Jennifer Convertibles, Inc.	500	2,545
*	Jo-Ann Stores, Inc.	4,000	135,280
	Johnson Controls, Inc.	10,210	1,120,037
*	Johnson Outdoors, Inc.	1,692	32,165
	Jones Apparel Group, Inc.	16,231	483,359
*	Jos. A. Bank Clothiers, Inc.	2,325	97,859
	Journal Communications, Inc. Class A	200	2,750
	Journal Register Co.	6,700	37,587

*	K2, Inc.	5,100	77,826
#	KB Home	13,700	628,693
	Kellwood Co.	800	23,048
	Kenneth Cole Productions, Inc. Class A	2,000	50,000
*	Keystone Automotive Industries, Inc.	2,712	112,033
	Kimball International, Inc. Class B	4,755	64,906
*	Kirkland’s, Inc.	3,600	17,172
*	Knology, Inc.	4,200	78,162
*	Kohl’s Corp.	12,118	912,728
	Koss Corp.	200	3,850
*	Krispy Kreme Doughnuts, Inc.	5,100	43,503
*	KSW, Inc.	630	4,473
	K-Swiss, Inc. Class A	3,300	95,733
	LaCrosse Footwear, Inc.	816	13,954
*	Lakeland Industries, Inc.	850	11,713
* #	Lakes Entertainment, Inc.	3,272	37,301
	Lamar Advertising Co.	5,100	334,050
	Landry’s Restaurants, Inc.	300	8,778
* #	Las Vegas Sands Corp.	13,400	1,045,468
* #	Laureate Education, Inc.	6,400	383,424
*	Lazare Kaplan International, Inc.	1,100	9,570
#	La-Z-Boy, Inc.	8,710	102,430
* #	Leapfrog Enterprises, Inc.	700	7,777
*	Lear Corp.	9,800	349,566
	Lee Enterprises, Inc.	6,900	173,328
#	Leggett & Platt, Inc.	21,300	521,211
#	Lennar Corp. Class A	15,750	718,987
	Lennar Corp. Class B	3,649	154,718
*	Lenox Group, Inc.	1,200	8,844
	Levitt Corp. Class A	1,400	13,090
	Libbey, Inc.	3,000	67,260
*	Liberty Global, Inc. Class A	22,346	858,086
*	Liberty Global, Inc. Series C	22,195	793,471
*	Liberty Media Holding Corp. Capital Class A	8,585	969,246
*	Liberty Media Holding Corp. Capital Class B	239	27,369
*	Liberty Media Holding Corp. Interactive Class A	33,032	800,365
*	Liberty Media Holding Corp. Interactive Class B	1,503	36,328
*	LIFE TIME FITNESS, Inc.	4,568	233,790
	Lifetime Brands, Inc.	2,181	45,932
	Limited Brands, Inc.	16,100	422,625
*	Lin TV Corp.	3,852	75,230
*	Lincoln Educational Services	4,400	63,756
	Lithia Motors, Inc. Class A	2,600	69,888
*	Live Nation, Inc.	10,569	236,746
#	Liz Claiborne, Inc.	12,820	444,726
* #	LKQ Corp.	6,300	157,311
*	Lodgenet Entertainment Corp.	2,700	95,796
*	Lodgian, Inc.	4,400	66,836
#	Lowe’s Companies, Inc.	54,599	1,791,939
*	Luby’s, Inc.	4,791	46,185
	M/I Homes, Inc.	2,300	66,194
*	Mace Security International, Inc.	2,500	6,275

*	Maidenform Brands, Inc.	2,900	54,346
	Marine Products Corp.	4,690	38,083
*	MarineMax, Inc.	3,000	62,340
	Marriott International, Inc. Class A	14,979	689,783
	Martha Stewart Living Omnimedia, Inc.	1,400	25,144
*	Marvel Entertainment, Inc.	5,900	162,899
#	Mattel, Inc.	18,100	506,981
	Matthews International Corp. Class A	3,980	175,956
*	McCormick & Schmick’s Seafood Restaurants, Inc.	2,200	61,930
#	McDonald’s Corp.	43,780	2,213,079
	McGraw-Hill Companies, Inc.	13,220	929,498
#	MDC Holdings, Inc.	7,500	407,550
*	Meade Instruments Corp.	200	412
	Media General, Inc. Class A	4,100	149,445
*	Mediacom Communications Corp.	7,100	66,314
	Meredith Corp.	5,100	317,271
* #	Meritage Homes Corp.	3,800	131,822
* #	MGM Mirage	14,600	1,161,138
*	Midas, Inc.	1,200	26,964
*	Mity Enterprises, Inc.	428	9,112
	Modine Manufacturing Co.	5,500	129,305
* #	Mohawk Industries, Inc.	8,420	859,345
	Monaco Coach Corp.	5,500	84,755
*	Monarch Casino & Resort, Inc.	2,400	65,544
	Monro Muffler Brake, Inc.	2,244	86,731
*	Morgans Hotel Group	2,300	56,534
*	Morningstar, Inc.	2,800	133,868
*	Mothers Work, Inc.	480	17,918
	Movado Group, Inc.	3,231	107,689
#	Movie Gallery, Inc.	3,500	8,260
*	Movie Star, Inc.	1,550	3,255
*	MTR Gaming Group, Inc.	4,000	63,040
* #	Multimedia Games, Inc.	5,100	64,770
*	Nathan’s Famous, Inc.	1,300	19,500
	National Presto Industries, Inc.	1,100	66,682
*	National RV Holdings, Inc.	800	1,272
	Nautilus Group, Inc.	4,900	63,112
* #	Navarre Corp.	500	1,925
* #	Netflix, Inc.	9,110	199,691
*	Nevada Gold & Casinos, Inc.	700	1,624
	New Frontier Media, Inc.	3,100	27,373
	Newell Rubbermaid, Inc.	11,200	355,712
	News Corp. Class A	117,500	2,595,575
#	News Corp. Class B	52,672	1,244,639
	NIKE, Inc. Class B	14,330	813,227
*	Nobel Learning Communities, Inc.	800	12,752
	Nobility Homes, Inc.	772	16,374
	Noble International, Ltd.	2,550	50,260
	Nordstrom, Inc.	10,400	540,072
* #	Nutri/System, Inc.	2,500	163,800
*	NVR, Inc.	800	637,600
	Oakley, Inc.	8,100	205,902

*	Office Depot, Inc.	11,800	429,520
	OfficeMax, Inc.	11,400	511,860
	Omnicom Group, Inc.	6,304	663,811
#	Orleans Homebuilders, Inc.	3,370	27,937
	OSI Restaurant Partners, Inc.	5,600	227,920
*	O’Charleys, Inc.	3,900	88,101
*	O’Reilly Automotive, Inc.	11,000	417,890
*	Outdoor Channel Holdings, Inc.	4,049	40,530
*	Overstock.com, Inc.	3,200	58,944
	Oxford Industries, Inc.	3,106	141,416
*	P & F Industries, Inc. Class A	300	3,192
*	P.F. Chang’s China Bistro, Inc.	3,400	131,886
*	Pacific Sunwear of California, Inc.	8,200	163,098
* #	Palm Harbor Homes, Inc.	4,000	63,920
* #	Panera Bread Co.	2,400	135,288
*	Papa John’s International, Inc.	2,200	68,090
*	Payless ShoeSource, Inc.	7,120	254,326
*	PC Mall, Inc.	2,600	31,928
* #	Penn National Gaming, Inc.	11,100	593,073
	Penney (J.C.) Co., Inc.	8,606	692,611
*	Perry Ellis International, Inc.	1,950	61,113
*	PetMed Express, Inc.	1,900	24,529
	PETsMART, Inc.	7,500	256,650
	Phillips-Van Heusen Corp.	6,300	385,056
*	Phoenix Footwear Group, Inc.	900	2,475
	Pier 1 Imports, Inc.	14,300	107,679
*	Pinnacle Entertainment, Inc.	10,195	311,967
*	Playboy Enterprises, Inc. Class A	400	4,276
*	Playboy Enterprises, Inc. Class B	4,210	45,678
*	Point.360	1,448	8,268
	Polaris Industries, Inc.	2,690	148,192
#	Polo Ralph Lauren Corp.	2,900	282,837
*	Pomeroy IT Solutions, Inc.	1,700	16,473
#	Pool Corp.	3,100	126,945
*	Premier Exhibitions, Inc.	1,600	22,368
#	Pre-Paid Legal Services, Inc.	1,000	64,970
* #	Priceline.com, Inc.	3,600	222,624
*	PRIMEDIA, Inc.	32,500	97,175
*	Princeton Review, Inc.	3,288	21,471
* #	Progressive Gaming International Corp.	3,300	19,041
*	Proliance International, Inc.	2,300	6,601
*	ProQuest Co.	1,100	9,350
	Pulte Homes, Inc.	26,800	731,372
*	QEP Co., Inc.	352	2,253
*	Quaker Fabric Corp.	200	226
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	2,812	5,033
*	Quiksilver, Inc.	18,738	264,393
*	R.H. Donnelley Corp.	8,122	633,029
*	Radio One, Inc. Class D	16,958	127,355
#	RadioShack Corp.	13,000	443,820
*	Rare Hospitality International, Inc.	3,857	112,007

*	RC2 Corp.	3,655	164,256
*	RCN Corp.	5,710	160,736
*	Reading International, Inc. Class A	4,233	38,478
*	Red Lion Hotels Corp.	3,648	46,913
*	Red Robin Gourmet Burgers, Inc.	2,100	90,153
*	RedEnvelope, Inc.	1,100	7,700
*	Regent Communications, Inc.	600	2,082
	Regis Corp.	7,906	315,212
*	Rent-A-Center, Inc.	11,479	311,081
*	Rentrak Corp.	1,222	19,515
*	Restoration Hardware, Inc.	4,500	28,170
*	Retail Ventures, Inc.	5,700	110,523
*	Rex Stores Corp.	200	3,172
*	Rockford Corp.	700	1,757
*	Rocky Brands, Inc.	800	12,696
	Ross Stores, Inc.	7,400	243,016
*	Rubio’s Restaurants, Inc.	1,349	16,121
	Ruby Tuesday, Inc.	9,300	256,401
	Russ Berrie & Co., Inc.	2,005	34,025
#	Ryland Group, Inc.	7,400	341,880
*	Saga Communications, Inc. Class A	3,130	29,046
	Saks, Inc.	19,000	380,760
	Salem Communications Corp.	2,800	33,880
*	Sally Beauty Holdings, Inc.	4,500	41,265
*	Salton, Inc.	2,000	3,580
	Sauer-Danfoss, Inc.	8,236	223,854
*	Scholastic Corp.	7,100	225,567
* #	Scientific Games Corp.	6,601	246,481
	Scripps (E.W.) Co.	10,700	488,134
* #	Sears Holdings Corp.	8,500	1,530,170
* #	Select Comfort Corp.	2,800	50,736
	Service Corp. International	44,260	618,755
* #	Sharper Image Corp.	2,658	30,328
	Sherwin-Williams Co.	6,600	446,424
	Shiloh Industries, Inc.	2,500	24,150
*	Shoe Carnival, Inc.	2,300	67,344
* #	Shuffle Master, Inc.	1,600	30,768
*	Silverleaf Resorts, Inc.	5,500	26,950
	Sinclair Broadcast Group, Inc. Class A	8,000	122,560
* #	Sirius Satellite Radio, Inc.	33,600	98,448
* #	Six Flags, Inc.	12,900	79,851
*	Skechers U.S.A., Inc. Class A	3,704	118,898
	Skyline Corp.	1,400	46,396
*	Smith & Wesson Holding Corp.	1,900	26,467
*	Smith & Wollensky Restaurant Group, Inc.	1,600	17,504
	Snap-On, Inc.	8,100	437,967
	Sonesta International Hotels Corp. Class A	47	1,142
	Sonic Automotive, Inc.	5,270	164,055
*	Sonic Corp.	7,790	189,920
#	Sotheby’s Class A	4,900	232,603
*	Source Interlink Companies, Inc.	6,300	34,209
*	Spanish Broadcasting System, Inc.	6,700	31,691

	Spartan Motors, Inc.	2,650	92,988
	Speedway Motorsports, Inc.	7,454	300,843
*	Sport Chalet, Inc. Class A	2,085	21,267
*	Sport Chalet, Inc. Class B	238	2,485
	Stage Stores, Inc.	7,008	146,467
*	Stamps.com, Inc.	1,800	24,570
	Standard Motor Products, Inc.	3,400	52,870
#	Standard Pacific Corp.	11,300	240,916
	Stanley Furniture, Inc.	1,900	43,681
#	Staples, Inc.	26,953	675,442
* #	Starbucks Corp.	23,496	676,920
	Starwood Hotels & Resorts Worldwide, Inc.	14,000	1,008,980
	Station Casinos, Inc.	2,800	245,980
	Stein Mart, Inc.	7,100	89,034
	Steinway Musical Instruments, Inc.	1,200	46,224
	Steven Madden, Ltd.	2,700	87,966
	Stewart Enterprises, Inc.	1,400	10,836
*	Stoneridge, Inc.	4,225	52,981
*	Strattec Security Corp.	579	27,566
	Strayer Education, Inc.	1,102	137,926
	Stride Rite Corp.	4,200	84,630
	Sturm Ruger & Co., Inc.	3,500	48,545
	Sun-Times Media Group, Inc. Class A	7,900	43,529
#	Superior Industries International, Inc.	4,581	103,439
	Superior Uniform Group, Inc.	900	11,565
*	Syms Corp.	600	12,528
* #	Syntax-Brillian Corp.	6,641	40,244
	Systemax, Inc.	5,856	127,368
#	Talbots, Inc.	8,222	178,828
	Tandy Brand Accessories, Inc.	900	10,692
*	Tandy Leather Factory, Inc.	754	5,406
	Target Corp.	32,615	2,036,154
*	Tarragon Corp.	2,387	24,705
*	Tarrant Apparel Group	300	411
#	Tempur-Pedic International, Inc.	6,236	158,145
*	Tenneco Automotive, Inc.	5,700	185,877
*	The Children’s Place Retail Stores, Inc.	2,716	153,345
*	The DIRECTV Group, Inc.	46,236	1,080,073
* #	The Dress Barn, Inc.	5,900	136,231
*	The Hallwood Group, Inc.	200	16,438
	The Marcus Corp.	3,655	85,417
#	The McClatchey Co.	6,709	185,638
	The Men’s Wearhouse, Inc.	6,000	320,040
#	The New York Times Co. Class A	23,716	595,509
	The Pep Boys - Manny, Moe & Jack	8,200	174,660
	The Stanley Works	6,100	385,703
*	The Steak n Shake Co.	5,800	88,160
	The TJX Companies, Inc.	25,520	713,794
	Thor Industries, Inc.	7,300	318,134
#	Tiffany & Co.	8,300	436,331
	Tim Hortons, Inc.	5,958	185,473
*	Timberland Co. Class A	4,853	132,681

	Time Warner, Inc.	202,279	4,322,702
*	TiVo, Inc.	7,741	48,381
*	Toll Brothers, Inc.	17,800	522,074
#	TOUSA, Inc.	5,000	20,450
* #	Tractor Supply Co.	5,200	276,692
	Traffix, Inc.	2,000	11,580
	Triarc Companies, Inc. Class A	3,700	60,754
	Triarc Companies, Inc. Class B	7,520	116,184
	Tribune Co.	20,600	663,320
*	Triple Crown Media, Inc.	548	5,173
* #	True Religion Apparel, Inc.	1,000	18,770
* #	Trump Entertainment Resorts, Inc.	5,000	80,450
*	TRW Automotive Holdings Corp.	13,000	527,540
#	Tuesday Morning Corp.	5,000	69,700
	Tupperware Corp.	8,010	231,569
*	Tween Brands, Inc.	3,500	152,355
*	Unifi, Inc.	9,666	29,095
	Unifirst Corp.	2,500	104,400
	United Auto Group, Inc.	11,400	253,422
*	United Retail Group, Inc.	2,000	23,980
*	Universal Electronics, Inc.	1,800	60,300
*	Universal Technical Institute, Inc.	1,800	42,498
*	Urban Outfitters, Inc.	9,300	247,194
#	V.F. Corp.	8,472	794,504
*	Vail Resorts, Inc.	4,800	287,760
*	Valassis Communications, Inc.	6,100	109,251
	Value Line, Inc.	705	30,667
*	ValueVision Media, Inc. Class A	6,110	68,249
*	Varsity Group, Inc.	500	515
* #	VCG Holding Corp.	100	740
*	Vertrue, Inc.	700	33,775
*	Viacom, Inc. Class A	2,259	101,542
*	Viacom, Inc. Class B	23,956	1,076,104
*	Virco Manufacturing Corp.	1,896	11,679
	Virgin Media, Inc.	6,150	159,408
	Visteon Corp.	15,100	122,159
*	Volcom, Inc.	1,800	78,300
*	Warnaco Group, Inc.	7,030	241,762
	Warner Music Group Corp.	8,800	147,928
	Washington Post Co.	910	699,790
* #	WCI Communities, Inc.	6,000	125,640
	Weight Watchers International, Inc.	9,700	506,534
*	Wells-Gardner Electronics Corp.	945	2,967
	Wendy’s International, Inc.	15,900	638,067
*	West Marine, Inc.	4,500	67,005
	Westwood One, Inc.	11,300	91,078
*	Wet Seal, Inc. Class A	10,900	67,907
	Weyco Group, Inc.	1,786	46,257
	Whirlpool Corp.	10,200	1,138,830
	Wiley (John) & Sons, Inc. Class A	5,863	268,819
	Wiley (John) & Sons, Inc. Class B	444	20,557
*	Williams Controls, Inc.	300	4,995

#	Williams-Sonoma, Inc.	13,100	443,959
*	Wilsons The Leather Experts, Inc.	6,800	9,180
*	Winmark Corp.	200	3,750
	Winnebago Industries, Inc.	3,838	118,978
*	WMS Industries, Inc.	4,200	177,912
	Wolverine World Wide, Inc.	7,000	203,210
	World Wrestling Entertainment, Inc.	2,900	50,779
*	Wyndham Worldwide Corp.	21,620	804,264
#	Wynn Resorts, Ltd.	4,800	463,392
	Xerium Technologies, Inc.	2,300	18,009
*	XM Satellite Radio Holdings, Inc.	13,000	150,540
*	Young Broadcasting, Inc. Class A	2,900	11,455
	Yum! Brands, Inc.	10,220	692,098
*	Zale Corp.	7,800	209,508
* #	Zumiez, Inc.	2,000	77,200
Total Consumer Discretionary			141,727,278

Consumer Staples — (6.6%)
	Alberto-Culver Co.	12,000	298,080
	Alico, Inc.	900	53,946
*	Alliance One International, Inc.	12,800	123,008
	Altria Group, Inc.	80,520	5,724,972
#	American Italian Pasta Co.	2,500	26,500
#	Andersons, Inc.	3,040	118,864
	Anheuser-Busch Companies, Inc.	29,078	1,551,021
	Archer-Daniels-Midland Co.	24,000	840,960
	Arden Group, Inc. Class A	397	51,816
	Avon Products, Inc.	16,816	645,566
* #	BJ’s Wholesale Club, Inc.	9,757	369,010
*	Boston Beer Co., Inc. Class A	1,300	49,790
*	Bridgford Foods Corp.	1,099	8,045
	Brown-Forman Corp. Class A	1,776	128,316
#	Brown-Forman Corp. Class B	2,400	163,824
*	Cagle’s, Inc. Class A	500	3,990
	Calavo Growers, Inc.	2,102	28,314
	Cal-Maine Foods, Inc.	4,193	55,977
	Campbell Soup Co.	15,059	597,842
*	Carrington Laboratories, Inc.	245	404
	Casey’s General Stores, Inc.	8,661	233,934
	CCA Industries, Inc.	500	4,600
* #	Central European Distribution Corp.	6,865	236,911
* #	Central Garden & Pet Co.	3,300	47,355
*	Central Garden & Pet Co. Class A	6,600	87,912
*	Chattem, Inc.	1,372	87,355
#	Chiquita Brands International, Inc.	6,400	117,376
	Church & Dwight Co., Inc.	7,950	397,579
	Clorox Co.	8,520	572,033
	Coca-Cola Bottling Co. Consolidated	1,194	66,100
	Coca-Cola Co.	89,524	4,743,877
	Coca-Cola Enterprises, Inc.	47,395	1,106,673
	Colgate-Palmolive Co.	19,469	1,303,644
	ConAgra, Inc.	62,470	1,592,985

* #	Constellation Brands, Inc. Class A	16,600	403,380
*	Constellation Brands, Inc. Class B	1,758	42,456
	Corn Products International, Inc.	11,400	467,742
	Costco Wholesale Corp.	18,050	1,019,283
*	Cuisine Solutions, Inc.	500	3,045
	CVS Caremark Corp.	58,500	2,254,590
*	Darling International, Inc.	10,900	98,645
#	Dean Foods Co.	15,630	512,039
	Del Monte Foods Co.	31,100	374,755
	Delta & Pine Land Co.	1,500	62,775
	Diamond Foods, Inc.	2,900	47,763
*	Elizabeth Arden, Inc.	4,500	105,390
*	Energizer Holdings, Inc.	2,804	277,764
	Estee Lauder Companies, Inc.	6,500	307,450
	Farmer Brothers Co.	2,544	56,604
	Flowers Foods, Inc.	7,700	265,650
*	Galaxy Nutritional Foods, Inc.	100	69
	General Mills, Inc.	12,940	792,446
	Golden Enterprises, Inc.	1,328	4,143
	Great Atlantic & Pacific Tea Co., Inc.	5,300	182,903
*	Green Mountain Coffee, Inc.	1,000	67,650
*	Griffin Land & Nurseries, Inc. Class A	854	31,999
*	Hain Celestial Group, Inc.	6,500	185,900
	Heinz (H.J.) Co.	12,361	588,136
*	Hines Horticulture, Inc.	900	981
	Hormel Foods Corp.	10,100	378,245
	Ingles Market, Inc. Class A	1,611	57,497
*	Integrated Biopharma, Inc.	500	3,020
	Inter Parfums, Inc.	2,700	71,685
	J & J Snack Foods Corp.	3,070	120,743
	J. M. Smucker Co.	9,200	530,840
*	Katy Industries, Inc.	519	753
	Kellogg Co.	15,314	826,650
	Kimberly-Clark Corp.	17,614	1,249,889
	Kraft Foods, Inc.	74,930	2,535,631
	Lancaster Colony Corp.	4,100	179,621
	Lance, Inc.	3,800	90,250
*	Lifeway Foods, Inc.	800	8,016
	Loews Corp. - Carolina Group	5,906	459,191
	Longs Drug Stores Corp.	6,108	349,866
#	Mannatech, Inc.	3,300	46,266
*	Maui Land & Pineapple Co., Inc.	1,500	52,875
	McCormick & Co., Inc.	5,916	220,608
	McCormick & Co., Inc. Voting Common	478	17,877
* #	Medifast, Inc.	670	5,849
	MGP Ingredients, Inc.	2,250	38,385
	Molson Coors Brewing Co.	8,034	735,673
#	Molson Coors Brewing Co. Class A	200	18,328
*	Monterey Pasta Co.	1,638	7,043
	Nash Finch Co.	2,200	103,510
*	National Beverage Corp.	5,520	77,114
*	Natrol, Inc.	1,364	4,392

*	Natural Alternatives International, Inc.	900	6,948
*	Natural Health Trends Corp.	300	1,059
	Nature’s Sunshine Products, Inc.	200	2,300
*	NBTY, Inc.	8,800	462,264
	Nu Skin Enterprises, Inc. Class A	8,600	150,844
	Oil-Dri Corp. of America	777	13,395
*	Omega Protein Corp.	3,800	33,288
* #	Pantry, Inc.	2,900	126,324
* #	Parlux Fragrances, Inc.	3,100	13,826
*	Pathmark Stores, Inc.	6,600	85,800
*	Peet’s Coffee & Tea, Inc.	1,900	49,533
#	Pepsi Bottling Group, Inc.	27,450	960,475
	PepsiAmericas, Inc.	18,900	465,318
	PepsiCo, Inc.	46,430	3,172,562
*	Performance Food Group Co.	6,100	216,550
	Pilgrim’s Pride Corp.	10,400	367,432
*	Playtex Products, Inc.	8,400	125,160
*	Prestige Brands Holdings, Inc.	6,400	84,160
	PriceSmart, Inc.	4,500	92,250
	Procter & Gamble Co.	169,382	10,764,226
*	Pyramid Breweries, Inc.	1,036	3,719
	Ralcorp Holdings, Inc.	3,500	203,560
*	Redhook Ale Brewery, Inc.	900	6,417
	Reliv International, Inc.	1,440	15,048
*	Revlon, Inc.	4,782	6,647
#	Reynolds American, Inc.	16,000	1,040,640
*	Rite Aid Corp.	69,400	438,608
	Rocky Mountain Chocolate Factory, Inc.	288	4,550
	Ruddick Corp.	7,910	247,504
	Safeway, Inc.	16,830	580,298
*	San Filippo (John B.) & Son, Inc.	1,799	19,897
	Sanderson Farms, Inc.	3,404	146,338
	Sara Lee Corp.	39,100	699,890
*	Schiff Nutrition International, Inc.	1,640	11,414
	Seaboard Corp.	200	443,600
*	Seneca Foods Corp. Class A	773	21,891
*	Seneca Foods Corp. Class B	438	12,750
*	Smart & Final Food, Inc.	4,900	107,849
*	Smithfield Foods, Inc.	18,230	585,912
	Spartan Stores, Inc.	2,501	66,026
* #	Spectrum Brands, Inc.	8,600	72,240
*	Star Scientific, Inc.	3,000	3,120
	Supervalu, Inc.	24,670	1,175,279
	Sysco Corp.	23,422	775,737
	Tasty Baking Co.	1,100	9,372
	The Hershey Co.	8,800	463,848
	The Kroger Co.	27,011	818,974
	The Topps Co., Inc.	5,800	59,276
*	Tofutti Brands, Inc.	400	1,200
	Tootsie Roll Industries, Inc.	6,059	170,258
	Tyson Foods, Inc. Class A	32,583	726,275
*	United Natural Foods, Inc.	5,280	144,514

	United-Guardian, Inc.	100	1,280
	Universal Corp.	3,900	247,923
* #	USANA Health Services, Inc.	1,155	44,906
	UST, Inc.	9,061	483,767
#	Vector Group, Ltd.	7,545	145,543
	Village Super Market, Inc.	546	23,451
*	Vita Food Products, Inc.	258	408
	Walgreen Co.	37,200	1,678,836
	Wal-Mart Stores, Inc.	160,048	7,618,285
	WD-40 Co.	2,200	73,326
	Weis Markets, Inc.	4,480	192,102
#	Whole Foods Market, Inc.	5,700	234,270
*	Wild Oats Markets, Inc.	2,500	43,000
	Wrigley (Wm.) Jr. Co.	8,258	483,919
*	Zapata Corp.	3,726	25,486
Total Consumer Staples			75,354,821

Energy — (7.4%)
*	Abraxas Petroleum Corp.	4,100	16,359
	Adams Resources & Energy, Inc.	700	22,344
* #	Allis-Chalmers Energy, Inc.	5,900	119,180
*	American Oil & Gas, Inc.	4,400	22,660
	Anadarko Petroleum Corp.	23,040	1,143,936
	Apache Corp.	17,556	1,417,647
#	Arch Coal, Inc.	5,300	214,014
*	Arena Resources, Inc.	1,700	86,496
	Atlas America, Inc.	2,182	108,296
*	ATP Oil & Gas Corp.	3,755	170,289
*	Atwood Oceanics, Inc.	4,000	262,560
	Baker Hughes, Inc.	8,450	696,956
	Barnwell Industries, Inc.	770	15,954
	Berry Petroleum Corp. Class A	3,600	131,148
#	BJ Services Co.	11,380	333,775
*	Bois d’Arc Energy, Inc.	700	12,026
*	Bolt Technology Corp.	670	29,567
*	Boots & Coots International Well Control, Inc.	15,700	32,499
*	Brigham Exploration Co.	7,750	48,747
*	Bristow Group, Inc.	3,600	177,336
*	Bronco Drilling Co., Inc.	4,400	73,656
	Cabot Oil & Gas Corp.	13,800	538,200
*	Callon Petroleum Co.	3,000	42,750
*	Cameron International Corp.	5,800	411,220
	CARBO Ceramics, Inc.	3,100	137,640
*	Carrizo Oil & Gas, Inc.	3,500	142,345
* #	Cheniere Energy, Inc.	2,900	110,403
	Chesapeake Energy Corp.	24,400	850,584
	Chevron Corp.	107,160	8,732,468
	Cimarex Energy Co.	12,940	543,868
	CKX Lands, Inc.	144	1,944
*	Clayton Williams Energy, Inc.	1,421	35,966
*	CNX Gas Corp.	6,000	176,760
*	Complete Production Services, Inc.	7,100	190,635

*	Comstock Resources, Inc.	7,710	234,076
	ConocoPhillips	87,189	6,751,044
#	CONSOL Energy, Inc.	6,500	315,835
*	Contango Oil & Gas Co.	1,300	44,174
#	Crosstex Energy, Inc.	5,756	172,507
*	Dawson Geophysical Co.	1,370	72,925
* #	Delta Petroleum Corp.	7,381	144,963
*	Denbury Resources, Inc.	14,000	507,640
	Devon Energy Corp.	23,600	1,812,008
	Diamond Offshore Drilling, Inc.	6,700	632,279
*	Dresser-Rand Group, Inc.	11,059	393,700
* #	Dril-Quip, Inc.	5,200	252,304
* #	Dune Energy, Inc.	3,800	8,018
* #	Edge Petroleum Corp.	1,700	24,582
	El Paso Corp.	38,190	650,758
*	Encore Acquisition Co.	9,100	250,705
*	Endeavour International Corp.	18,100	37,286
*	Energy Partners, Ltd.	2,700	46,440
	ENSCO International, Inc.	17,200	1,041,804
	EOG Resources, Inc.	11,900	915,110
* #	Evergreen Energy, Inc.	5,900	40,769
*	Evolution Petroleum Corp.	3,300	10,131
	Exxon Mobil Corp.	184,725	15,363,578
*	FMC Technologies, Inc.	3,502	264,751
*	Forest Oil Corp.	9,710	394,129
	Foundation Coal Holdings, Inc.	1,900	83,980
	Frontier Oil Corp.	12,860	517,744
*	FX Energy, Inc.	1,700	16,966
* #	Gasco Energy, Inc.	3,800	8,816
*	Giant Industries, Inc.	1,500	115,530
* #	GMX Resources, Inc.	1,231	47,627
* #	Goodrich Petroleum Corp.	1,813	64,579
*	Grant Prideco, Inc.	7,900	448,641
* #	Grey Wolf, Inc.	31,600	250,272
	Gulf Island Fabrication, Inc.	1,729	57,282
*	Gulfmark Offshore, Inc.	3,700	185,851
*	Gulfport Energy Corp.	3,939	75,235
	Halliburton Co.	36,731	1,320,479
*	Hanover Compressor Co.	13,120	328,000
*	Harvest Natural Resources, Inc.	5,900	55,873
* #	Helix Energy Solutions Group, Inc.	12,666	504,740
	Helmerich & Payne, Inc.	19,700	667,633
	Hess Corp.	16,900	1,000,818
	Holly Corp.	4,264	298,864
*	Horizon Offshore, Inc.	5,500	93,060
* #	Hornbeck Offshore Services, Inc.	3,300	131,703
*	Houston American Energy Corp.	3,400	17,340
*	Houston Exploration Co.	2,000	120,080
#	Hugoton Royalty Trust	315	8,574
*	Infinity, Inc.	2,100	6,720
* #	Input/Output, Inc.	10,016	160,556
*	Lone Star Technologies, Inc.	4,512	304,019

	Lufkin Industries, Inc.	1,910	122,068
	Marathon Oil Corp.	18,410	2,279,342
*	Mariner Energy, Inc.	12,648	315,947
	MarkWest Hydrocarbon, Inc.	902	53,678
#	Massey Energy Co.	11,200	324,576
*	Matrix Service Co.	2,900	74,095
* #	McMoran Exploration Co.	2,400	36,360
*	Meridian Resource Corp.	7,300	21,389
*	Metretek Technologies, Inc.	2,370	33,061
*	Mexco Energy Corp.	111	572
*	Mitcham Industries, Inc.	1,700	28,339
	Murphy Oil Corp.	23,150	1,365,850
*	NATCO Group, Inc. Class A	2,200	94,622
*	National Coal Corp.	4,700	23,594
*	National-Oilwell, Inc.	12,000	1,133,400
*	Natural Gas Services Group	2,200	37,158
*	Newfield Exploration Co.	15,320	735,973
*	Newpark Resources, Inc.	15,300	120,717
*	Ngas Resources, Inc.	4,500	36,315
	Noble Energy, Inc.	19,550	1,237,319
	Occidental Petroleum Corp.	44,824	2,463,975
*	Oceaneering International, Inc.	7,000	350,280
*	Oil States International, Inc.	8,010	311,829
*	OMNI Energy Services Corp.	800	8,744
	Overseas Shipholding Group, Inc.	6,110	486,050
*	Pacific Ethanol, Inc.	3,000	40,380
	Panhandle Royalty Co.	964	24,534
*	Parallel Petroleum Corp.	4,700	108,382
*	Parker Drilling Co.	14,116	165,016
	Patterson-UTI Energy, Inc.	19,000	501,980
#	Peabody Energy Corp.	13,700	740,348
	Penn Virginia Corp.	2,370	189,126
*	Petrohawk Energy Corp.	32,950	537,085
*	Petroleum Development Corp.	2,600	132,522
*	PetroQuest Energy, Inc.	7,573	107,234
*	PHI, Inc.	252	7,056
*	PHI, Inc. Non-Voting	1,900	54,150
*	Pioneer Drilling Co.	8,500	130,985
	Pioneer Natural Resources Co.	14,707	759,175
*	Plains Exploration & Production Co.	11,600	613,872
	Pogo Producing Co.	9,210	497,985
* #	Pride International, Inc.	18,940	682,029
*	Quest Resource Corp.	3,588	31,467
* #	Quicksilver Resources, Inc.	9,500	422,655
#	Range Resources Corp.	9,700	375,778
*	Rentech, Inc.	7,500	18,375
#	Rowan Companies, Inc.	17,120	675,898
	Royale Energy, Inc.	400	1,408
	RPC, Inc.	12,260	208,175
*	SEACOR Holdings, Inc.	4,000	369,960
	Smith International, Inc.	8,100	449,631
* #	Southwestern Energy Co.	8,680	413,168

	Spectra Energy Corp.	13,340	355,244
#	St. Mary Land & Exploration Co.	7,600	283,936
*	Stone Energy Corp.	700	22,841
* #	SulphCo, Inc.	3,200	12,352
	Sunoco, Inc.	7,300	581,883
*	Superior Energy Services, Inc.	10,200	409,632
*	Superior Well Services, Inc.	4,000	103,680
*	Swift Energy Corp.	4,800	206,544
*	Syntroleum Corp.	6,196	18,526
	Tesoro Petroleum Corp.	15,020	929,438
* #	Teton Energy Corp.	2,900	13,456
* #	TETRA Technologies, Inc.	9,300	259,749
*	TGC Industries, Inc.	2,485	26,962
	The Williams Companies, Inc.	22,910	727,622
#	Tidewater, Inc.	8,700	574,200
*	Toreador Resources Corp.	2,500	38,900
* #	Transmeridian Exploration, Inc.	8,674	19,950
*	Trico Marine Services, Inc.	2,600	109,486
*	Tri-Valley Corp.	1,100	9,702
* #	TXCO Resources, Inc.	4,900	55,909
*	Union Drilling, Inc.	3,700	56,425
*	Unit Corp.	7,200	443,592
*	Universal Compression Holdings, Inc.	4,700	349,257
	USEC, Inc.	13,280	306,768
*	VAALCO Energy, Inc.	4,700	22,513
	Valero Energy Corp.	32,030	2,390,079
*	Warren Resources, Inc.	9,300	123,039
*	Westmoreland Coal Co.	1,000	28,000
*	Westside Energy Corp.	1,400	4,564
*	W-H Energy Services, Inc.	2,500	159,500
*	Whiting Petroleum Corp.	6,100	270,535
	World Fuel Services Corp.	3,162	129,357
	XTO Energy, Inc.	18,910	1,096,969
Total Energy			84,416,963

Financials — (18.7%)
*	1st Constitution Bancorp	434	7,832
	1st Independence Financial Group, Inc.	200	3,398
	1st Source Corp.	3,598	94,268
	21st Century Holding Co.	688	7,864
	21st Century Insurance Group	13,989	304,960
	A.G. Edwards, Inc.	6,200	546,592
	Abigail Adams National Bancorp, Inc.	389	5,438
	Access National Corp.	1,976	18,001
* #	Accredited Home Lenders Holding Co.	2,700	37,773
	Advance America Cash Advance Centers, Inc.	10,300	181,795
	Advanta Corp. Class A	1,657	76,653
	Advanta Corp. Class B Non-Voting	3,100	155,806
* #	Affiliated Managers Group, Inc.	3,900	507,780
	AFLAC, Inc.	22,868	1,208,802
	Alabama National Bancorporation	3,332	209,250
	Alfa Corp.	12,331	209,257

*	Allegheny Corp.	1,377	514,998
	Alliance Financial Corp.	684	19,371
	Allstate Corp.	32,820	2,018,430
	AMBAC Financial Group, Inc.	12,120	1,086,073
*	AmComp, Inc.	1,400	12,866
	Amcore Financial, Inc.	4,157	123,837
	Ameriana Bancorp	400	4,268
	American Bancorp of New Jersey, Inc.	2,283	24,634
#	American Capital Strategies, Ltd.	18,936	917,070
	American Equity Investment Life Holding Co.	9,050	108,509
	American Express Co.	45,723	2,971,081
	American Financial Group, Inc.	13,825	492,861
*	American Independence Corp.	1,061	11,491
	American International Group, Inc.	136,458	9,871,372
	American National Bankshares, Inc.	1,046	23,953
	American National Insurance Co.	5,093	733,086
*	American Physicians Capital, Inc.	450	18,396
	American River Bankshares	1,185	27,966
*	American Spectrum Realty, Inc.	96	2,150
	American West Bancorporation	2,100	41,664
*	AmeriCredit Corp.	19,500	517,725
	Ameriprise Financial, Inc.	12,572	790,150
	Ameris Bancorp	2,000	46,540
*	Amerisafe, Inc.	3,200	59,168
*	AmeriServe Financial, Inc.	3,436	14,981
	Anchor Bancorp Wisconsin, Inc.	3,515	100,634
	AON Corp.	36,000	1,545,120
*	Argonaut Group, Inc.	5,700	188,841
	Arrow Financial Corp.	1,136	25,515
*	Asset Acceptance Capital Corp.	6,000	115,200
	Associated Banc-Corp	15,930	525,849
	Assurant, Inc.	15,291	909,050
#	ASTA Funding, Inc.	1,700	71,757
	Astoria Financial Corp.	11,478	306,003
*	Atlantic American Corp.	2,637	12,921
	Atlantic Coast Federal Corp.	1,771	33,808
	Baldwin & Lyons, Inc. Class A	327	8,741
	Baldwin & Lyons, Inc. Class B	2,016	52,436
	BancFirst Corp.	2,594	111,983
	Bancorp Rhode Island, Inc.	800	30,104
	BancorpSouth, Inc.	10,100	252,904
	Bank Mutual Corp.	9,820	116,171
	Bank of America Corp.	237,100	12,023,341
	Bank of Commerce Holdings	968	11,098
*	Bank of Florida Corp.	1,529	27,568
	Bank of Granite Corp.	2,764	44,804
#	Bank of Hawaii Corp.	6,300	337,113
	Bank of New York Co., Inc.	29,000	1,176,240
	Bank of the Ozarks, Inc.	1,900	54,568
	BankAtlantic Bancorp, Inc. Class A	6,900	65,412
	BankFinancial Corp.	4,101	67,502
	BankUnited Financial Corp. Class A	4,800	110,016

	Banner Corp.	1,938	69,807
	Bar Harbor Bankshares	433	13,726
	BB&T Corp.	28,760	1,211,084
*	Beach First National Bancshares, Inc.	1,100	25,564
	Bear Stearns Companies, Inc.	6,400	959,744
	Benjamin Franklin Bancorp, Inc.	500	7,700
	Berkley (W.R.) Corp.	17,400	573,156
	Berkshire Bancorp, Inc.	1,000	15,870
	Berkshire Hills Bancorp, Inc.	1,500	49,335
	Beverly Hills Bancorp, Inc.	3,034	22,543
*	BFC Financial Corp.	2,200	9,240
	Blackrock, Inc.	5,800	890,532
*	BNCCORP, Inc.	409	7,362
	BOK Financial Corp.	7,988	433,589
	Boston Private Financial Holdings, Inc.	6,400	181,184
	Bristol West Holdings, Inc.	4,510	99,536
	Brooke Corp.	1,300	17,550
	Brookline Bancorp, Inc.	9,317	111,245
	Brown & Brown, Inc.	5,600	145,936
*	Brunswick Bancorp	200	2,235
	Bryn Mawr Bank Corp.	1,568	36,440
	C&F Financial Corp.	721	30,873
#	Cadence Financial Corp.	1,717	33,722
	California First National Bancorp	1,406	21,709
	Camco Financial Corp.	900	11,178
	Camden National Corp.	796	30,487
	Capital Bank Corp.	1,863	32,211
#	Capital City Bank Group, Inc.	2,885	86,117
	Capital Corp. of the West	967	23,837
	Capital One Financial Corp.	20,026	1,597,674
	Capital Properties, Inc.	300	7,026
	Capital Southwest Corp.	675	116,572
	Capitol Bancorp, Ltd.	2,500	72,200
	Capitol Federal Financial	9,461	364,154
	Cardinal Financial Corp.	3,600	35,316
	Carrollton Bancorp	277	4,695
	Carver Bancorp, Inc.	200	3,254
	Cash America International, Inc.	3,900	161,811
*	Cash Systems, Inc.	1,000	6,310
#	Cathay General Bancorp	8,700	294,756
* #	CB Richard Ellis Group, Inc.	12,700	472,694
*	Centennial Bank Holdings, Inc.	7,200	63,072
	Center Bancorp, Inc.	2,383	36,706
	Center Financial Corp.	1,400	24,108
	Centerstate Banks of Florida, Inc.	2,100	35,847
	Central Bancorp, Inc.	62	1,752
	Central Pacific Financial Corp.	4,965	168,462
	Central Virginia Bankshares, Inc.	610	14,914
	Centrue Financial Corp.	1,076	20,552
	Century Bancorp, Inc. Class A	599	13,777
	CFS Bancorp, Inc.	1,100	16,280
	Charter Financial Corp.	2,367	127,818

	Chemical Financial Corp.	3,800	102,182
	Chittenden Corp.	7,475	217,971
	Chubb Corp.	21,307	1,169,115
	Cincinnati Financial Corp.	19,930	905,221
	CIT Group, Inc.	24,506	1,468,645
	Citigroup, Inc.	263,845	14,376,914
	Citizens Community Bancorp, Inc.	800	7,424
	Citizens First Bancorp, Inc.	1,640	37,130
	Citizens Holding Co.	600	13,200
	Citizens Republic Bancorp, Inc.	7,533	143,428
	Citizens South Banking Corp.	1,341	17,111
* #	Citizens, Inc.	6,470	50,142
	City Holding Co.	3,200	121,952
#	City National Corp.	7,371	570,810
	Civitas BankGroup, Inc.	1,145	10,637
*	Clayton Holdings, Inc.	600	8,640
	Clifton Savings Bancorp, Inc.	5,171	60,449
	CNA Financial Corp.	29,190	1,483,436
*	CNA Surety Corp.	7,235	147,883
	CNB Financial Corp.	1,300	18,525
	CoBiz, Inc.	2,181	40,327
	Codorus Valley Bancorp, Inc.	690	13,352
	Cohen & Steers, Inc.	3,200	166,368
*	Colonial Bankshares, Inc.	579	8,714
	Colony Bankcorp, Inc.	1,153	24,444
	Columbia Bancorp	1,306	25,937
	Columbia Banking System, Inc.	2,600	78,884
	Comerica, Inc.	16,600	1,042,978
	Comm Bancorp, Inc.	300	14,508
#	Commerce Bancorp, Inc.	23,250	802,590
	Commerce Bancshares, Inc.	11,657	550,210
	Commerce Group, Inc.	10,200	347,718
	Commercial Bancshares, Inc.	791	39,313
	Commercial National Financial Corp.	300	5,895
	Commonwealth Bankshares, Inc.	790	16,511
*	Community Bancorp	1,990	59,063
	Community Bank System, Inc.	4,810	98,894
	Community Banks, Inc.	4,065	128,942
	Community Bankshares, Inc.	500	7,725
	Community Capital Corp.	453	9,083
	Community Central Bank Corp.	463	4,635
	Community Trust Bancorp, Inc.	2,300	78,108
	Community West Bancshares	983	15,433
	Compass Bancshares, Inc.	6,830	478,100
* #	CompuCredit Corp.	8,400	309,288
*	Conseco, Inc.	21,600	425,736
	Consolidated-Tokoma Land Co.	662	49,319
*	Consumer Portfolio Services, Inc.	4,100	24,764
	Cooperative Bankshares, Inc.	764	12,912
#	Corus Bankshares, Inc.	5,400	98,226
	Countrywide Financial Corp.	30,900	1,203,246
*	Cowen Group, Inc.	3,200	57,056

*	Cowlitz Bancorporation	573	9,621
	Crawford & Co. Class A	4,758	30,784
	Crawford & Co. Class B	3,980	27,183
*	Crescent Financial Corp.	1,580	18,059
	Cullen Frost Bankers, Inc.	9,700	515,749
#	CVB Financial Corp.	10,152	115,936
*	Dearborn Bancorp, Inc.	1,137	18,738
	Delphi Financial Group, Inc. Class A	6,715	288,342
#	Delta Financial Corp.	3,800	49,780
	Desert Community Bank	900	20,700
	Dime Community Bancshares	5,600	75,600
*	Dollar Financial Corp.	1,900	58,064
	Donegal Group, Inc. Class A	3,070	46,879
	Donegal Group, Inc. Class B	1,066	17,626
#	Downey Financial Corp.	4,600	334,834
* #	E*TRADE Financial Corp.	44,851	1,074,181
	East West Bancorp, Inc.	9,000	364,860
	Eaton Vance Corp.	6,700	294,063
	ECB Bancorp, Inc.	500	15,500
	EMC Insurance Group, Inc.	900	22,815
*	Empire Financial Holding Co.	700	1,155
*	Encore Capital Group, Inc.	3,100	37,417
*	Enstar Group, Ltd.	500	58,085
	Enterprise Financial Services Corp.	1,463	35,478
	Erie Indemnity Co.	9,093	506,298
	ESB Financial Corp.	2,292	25,464
	Evans Bancorp, Inc.	216	4,213
	Exchange National Bancshares, Inc.	638	20,295
*	EZCORP, Inc. Class A Non-Voting	4,900	73,647
	F.N.B. Corp.	9,967	166,549
	FBL Financial Group, Inc. Class A	4,805	184,896
	Federal Agriculture Mortgage Corporation Class C	1,676	49,258
	Federal Home Loan Mortgage Corporation	35,070	2,342,325
	Federal National Mortgage Association	37,338	2,386,645
	Federal Trust Corp.	936	8,162
	Federated Investors, Inc.	7,900	307,626
	Fidelity Bancorp, Inc.	200	3,590
	Fidelity National Financial, Inc.	25,670	719,787
	Fidelity Southern Corp.	1,600	28,688
	Fifth Third Bancorp	29,780	1,261,481
	Financial Federal Corp.	4,660	126,705
	Financial Institutions, Inc.	1,490	30,187
*	First Acceptance Corp.	7,000	71,400
	First Albany Companies, Inc.	700	1,281
	First American Corp.	11,197	599,599
	First Bancorp	2,224	43,368
	First Bancorp of Indiana, Inc.	96	1,632
	First Bancshares, Inc.	200	3,350
	First Busey Corp.	2,452	49,114
*	First Cash Financial Services, Inc.	4,100	102,213
	First Charter Corp.	5,600	123,088
	First Citizens BancShares, Inc.	1,336	258,837

	First Commonwealth Financial Corp.	9,491	107,343
	First Community Bancorp	5,082	287,031
	First Community Bancshares, Inc.	1,747	54,664
	First Defiance Financial Corp.	1,521	41,812
	First Federal Bancshares of Arkansas, Inc.	702	16,953
	First Federal Bankshares, Inc.	600	11,340
	First Federal of Northern Michigan Bancorp, Inc.	300	2,718
	First Financial Bancorp	7,100	104,512
	First Financial Bankshares, Inc.	2,465	99,931
	First Financial Corp.	1,900	54,587
	First Financial Holdings, Inc.	2,100	69,321
	First Financial Service Corp.	652	18,699
	First Franklin Corp.	197	3,264
#	First Horizon National Corp.	15,457	622,763
	First Indiana Corp.	2,325	48,871
*	First Keystone Financial, Inc.	170	3,296
	First M&F Corp.	1,650	31,267
#	First Marblehead Corp.	4,500	167,670
*	First Mariner Bancorp, Inc.	765	10,213
	First Merchants Corp.	3,000	73,050
#	First Midwest Bancorp, Inc.	8,200	301,678
	First Mutual Bancshares, Inc.	1,102	24,409
*	First National Bancshares, Inc.	300	4,800
	First National Lincoln Corp.	1,850	29,470
	First Niagara Financial Group, Inc.	18,840	258,485
	First PacTrust Bancorp, Inc.	633	16,009
	First Place Financial Corp.	2,600	54,366
*	First Regional Bancorp	1,200	30,828
	First Republic Bank	3,301	178,749
#	First South Bancorp, Inc.	1,268	34,895
	First State Bancorporation	2,700	59,724
	First United Corp.	1,215	26,147
	First West Virginia Bancorp, Inc.	200	3,891
	Firstbank Corp.	984	18,661
*	FirstCity Financial Corp.	1,752	16,416
*	FirstFed Financial Corp.	2,800	180,516
#	FirstMerit Corp.	11,600	249,748
	Flagstar Bancorp, Inc.	9,700	124,742
	Flushing Financial Corp.	3,700	60,865
	FMS Financial Corp.	450	13,747
	FNB Corp. VA	1,355	43,374
	FNB Financial Services Corp.	915	13,213
	FNB United Corp.	2,143	34,695
	Forest City Enterprises, Inc. Class B	1,146	80,759
*	FPIC Insurance Group, Inc.	1,780	82,556
*	Franklin Bank Corp.	4,100	67,609
*	Franklin Credit Management Corp.	900	4,365
#	Franklin Resources, Inc.	9,610	1,304,461
#	Fremont General Corp.	5,830	77,247
#	Frontier Financial Corp.	5,118	119,045
	Fulton Financial Corp.	20,605	314,226
	Gallagher (Arthur J.) & Co.	11,600	341,040

	GAMCO Investors, Inc.	1,050	54,159
	Gateway Financial Holdings, Inc.	2,001	28,954
	GB&T Bancshares, Inc.	2,463	40,960
	German American Bancorp, Inc.	2,040	28,193
	Glacier Bancorp, Inc.	6,300	134,820
	Gouverneur Bancorp, Inc.	200	2,196
	Great American Financial Resources, Inc.	7,607	182,492
*	Great Lakes Bancorp, Inc.	1,975	27,847
	Great Pee Dee Bancorp, Inc.	162	2,550
	Great Southern Bancorp, Inc.	2,031	56,157
	Greater Bay Bancorp	7,900	220,489
	Greater Community Bancorp	882	14,094
	Greene Bancshares, Inc.	1,553	54,339
#	Greenhill & Co., Inc.	1,900	136,800
*	Greenville First Bancshares, Inc.	406	8,607
*	Grubb & Ellis Co.	1,847	23,383
	GS Financial Corp.	400	8,136
	Guaranty Federal Bancshares, Inc.	555	16,700
	Habersham Bancorp	200	4,368
	Hancock Holding Co.	3,000	118,620
	Hanmi Financial Corp.	6,410	111,983
	Hanover Insurance Group, Inc.	7,900	385,441
	Harleysville Group, Inc.	4,800	145,248
	Harleysville National Corp.	4,430	71,633
	Harleysville Savings Financial Corp.	573	9,409
	Harrington West Financial Group, Inc.	979	16,868
	Hartford Financial Services Group, Inc.	16,758	1,728,923
	HCC Insurance Holdings, Inc.	16,371	538,770
	Heartland Financial USA, Inc.	2,756	66,392
	Hercules Technology Growth Capital, Inc.	3,803	54,991
	Heritage Commerce Corp.	1,767	43,079
	Heritage Financial Corp.	912	21,113
	Heritage Financial Group	1,200	19,092
	HF Financial Corp.	483	8,380
	Hilb Rogal Hamilton Co.	6,000	260,340
	Hingham Institution for Savings	200	6,558
	HMN Financial, Inc.	690	23,557
	Home Federal Bancorp	553	15,877
	HopFed Bancorp, Inc.	358	5,724
	Horace Mann Educators Corp.	6,600	147,312
	Horizon Financial Corp.	2,075	46,770
*	HouseValues, Inc.	100	459
#	Hudson City Bancorp, Inc.	64,179	846,521
	Huntington Bancshares, Inc.	27,452	616,572
	IBERIABANK Corp.	1,587	81,143
	IBT Bancorp, Inc.	462	8,870
	Independence Holding Co.	2,652	58,636
	Independent Bank Corp. MA	2,100	62,223
	Independent Bank Corp. MI	2,881	49,812
#	IndyMac Bancorp, Inc.	8,800	295,504
	Infinity Property & Casualty Corp.	2,500	132,075
	Integra Bank Corp.	2,600	59,202

	International Bancshares Corp.	11,405	306,248
	International Securities Exchange Holdings, Inc.	2,821	183,478
	Intervest Bancshares Corp.	1,000	24,770
*	Investment Technology Group, Inc.	5,200	211,380
	Investors Capital Holdings, Ltd.	600	3,000
	Investors Financial Services Corp.	4,300	264,536
	Investors Title Co.	326	16,007
	Irwin Financial Corp.	5,200	82,680
	ITLA Capital Corp.	300	16,482
	Janus Capital Group, Inc.	25,582	708,110
	Jefferies Group, Inc.	18,513	567,238
	Jefferson Bancshares, Inc.	1,078	12,817
	Jones Lang LaSalle, Inc.	2,100	245,070
	JPMorgan Chase & Co.	184,363	9,555,534
#	Kearny Financial Corp.	200	2,780
	KeyCorp	21,420	762,766
	K-Fed Bancorp	1,830	34,770
*	KMG America Corp.	100	549
	KNBT Bancorp, Inc.	4,245	64,397
*	Knight Capital Group, Inc.	17,200	297,732
*	LaBranche & Co., Inc.	800	6,608
	Lakeland Bancorp, Inc.	3,767	52,813
	Lakeland Financial Corp.	1,594	35,068
#	LandAmerica Financial Group, Inc.	3,000	278,070
	Landmark Bancorp, Inc.	238	6,688
	Leesport Financial Corp.	1,124	24,133
	Legacy Bancorp, Inc.	1,706	25,607
	Legg Mason, Inc.	16,200	1,636,686
	Lehman Brothers Holdings, Inc.	28,440	2,086,927
	Leucadia National Corp.	24,329	871,951
	Lincoln Bancorp	915	17,696
	Lincoln National Corp.	14,444	1,047,190
#	LNB Bancorp, Inc.	1,158	18,377
	Loews Corp.	28,826	1,470,991
	LSB Bancshares, Inc.	1,397	19,279
	LSB Corp.	600	10,344
	LSB Financial Corp.	210	5,296
#	M&T Bank Corp.	8,800	971,784
	Macatawa Bank Corp.	2,132	33,396
	MAF Bancorp, Inc.	4,110	221,447
	MainSource Financial Group, Inc.	3,050	52,307
*	Markel Corp.	1,100	542,300
*	MarketAxess Holdings, Inc.	4,300	75,981
*	Marlin Business Services, Inc.	2,000	41,180
	Marsh & McLennan Companies, Inc.	29,461	967,205
	Marshall & Ilsley Corp.	31,513	1,512,309
	MASSBANK Corp.	750	24,600
	Mayflower Bancorp, Inc.	210	2,110
	MB Financial, Inc.	6,313	223,228
	MBIA, Inc.	15,519	1,032,789
	MBT Financial Corp.	2,998	41,163
	MCG Capital Corp.	10,200	179,928

*	Meadowbrook Insurance Group, Inc.	800	8,736
	Medallion Financial Corp.	2,900	33,147
#	Mellon Financial Corp.	9,300	402,969
	Mercantile Bancorp, Inc.	1,100	24,557
	Mercantile Bank Corp.	960	26,390
	Mercer Insurance Group, Inc.	1,135	21,168
	Merchants Bancshares, Inc.	1,283	28,867
	Mercury General Corp.	6,600	370,194
	Merrill Lynch & Co., Inc.	47,250	4,381,492
	Merrill Merchants Bancshares, Inc.	206	6,347
	Meta Financial Group, Inc.	354	13,240
	MetLife, Inc.	40,245	2,736,660
	MetroCorp Bancshares, Inc.	1,964	41,656
	MFB Corp.	200	6,810
	MGIC Investment Corp.	9,310	605,150
	MicroFinancial, Inc.	2,809	16,433
	Mid Penn Bancorp, Inc.	430	10,341
	Midland Co.	3,231	143,779
	MidSouth Bancorp, Inc.	879	21,975
	Midwest Banc Holdings, Inc.	3,800	60,990
	MidWestOne Financial Group, Inc.	438	7,630
	Monroe Bancorp	885	15,443
#	Moody’s Corp.	10,620	739,683
	Morgan Stanley	59,060	5,022,462
*	Move, Inc.	21,200	89,040
	Municipal Mortgage & Equity, L.L.C.	2,427	67,592
	MutualFirst Financial, Inc.	632	11,730
	Nara Bancorp, Inc.	3,581	57,511
*	Nasdaq Stock Market, Inc.	16,724	556,575
	National City Corp.	34,601	1,196,849
#	National Financial Partners Corp.	6,210	290,814
	National Penn Bancshares, Inc.	7,504	136,873
	National Security Group, Inc.	200	3,734
	National Western Life Insurance Co. Class A	500	125,930
	Nationwide Financial Services, Inc.	6,714	415,664
*	Navigators Group, Inc.	2,900	143,579
	NBT Bancorp, Inc.	5,414	122,356
	Nelnet, Inc. Class A	6,700	170,649
#	NetBank, Inc.	3,200	928
	New England Bancshares, Inc.	945	12,105
	New Hampshire Thrift Bancshares, Inc.	779	11,630
	New Westfield Financial, Inc.	5,511	57,094
#	New York Community Bancorp, Inc.	36,180	632,426
	NewAlliance Bancshares, Inc.	18,638	300,445
*	Newtek Business Services, Inc.	2,880	5,616
*	NexCen Brands, Inc.	6,800	86,904
	North Central Bancshares, Inc.	200	8,020
	North Valley Bancorp	1,261	31,248
	Northeast Bancorp	200	3,480
*	Northeast Community Bancorp, Inc.	1,956	23,805
	Northern Trust Corp.	17,613	1,146,254
	Northrim BanCorp, Inc.	1,096	29,460

	Northway Financial, Inc.	200	7,114
	Northwest Bancorp, Inc.	8,563	241,305
	Norwood Financial Corp.	340	11,023
	Nuveen Investments, Inc.	2,800	153,608
	NYMAGIC, Inc.	2,000	83,820
*	NYSE Euronext	7,600	631,408
	Oak Hill Financial, Inc.	900	19,062
	OceanFirst Financial Corp.	2,197	39,414
*	Ocwen Financial Corp.	8,438	119,482
	Odyssey Re Holdings Corp.	11,330	485,830
	Ohio Casualty Corp.	10,500	452,130
	Ohio Valley Banc Corp.	662	16,715
	Old National Bancorp	11,030	196,885
	Old Republic International Corp.	28,396	615,057
	Old Second Bancorp, Inc.	2,036	59,533
	Omega Financial Corp.	2,158	61,654
	optionsXpress Holding, Inc.	400	10,192
	PAB Bankshares, Inc.	1,680	33,466
	Pacific Capital Bancorp	6,300	162,162
	Pacific Continental Corp.	1,637	26,239
*	Pacific Mercantile Bancorp	1,400	19,292
*	Pacific Premier Bancorp, Inc.	670	6,821
*	Pacific State Bancorp	500	9,430
	Pamrapo Bancorp, Inc.	800	16,744
	Park Bancorp, Inc.	153	5,125
#	Park National Corp.	2,108	184,071
	Parkvale Financial Corp.	899	27,015
	Partners Trust Financial Group, Inc.	7,429	80,753
*	Patriot Capital Funding, Inc.	2,100	31,479
	Peapack-Gladstone Financial Corp.	1,372	39,075
*	Pelican Financial, Inc. Escrow Shares	100	—
*	Penn Treaty American Corp.	4,389	26,641
	Penns Woods Bancorp, Inc.	699	24,004
*	Pennsylvania Commerce Bancorp, Inc.	1,236	33,285
	Peoples Bancorp of North Carolina	644	19,127
	Peoples Bancorp, Inc. IN	470	9,160
	Peoples Bancorp, Inc. OH	1,700	46,937
	Peoples Community Bancorp	1,000	15,390
	People’s United Financial, Inc.	14,490	292,553
	PFF Bancorp, Inc.	3,300	99,033
*	Philadelphia Consolidated Holding Corp.	9,200	379,040
*	Pico Holdings, Inc.	3,100	145,731
	Pinnacle Bancshares, Inc.	200	2,904
*	Pinnacle Financial Partners, Inc.	2,350	69,443
*	Piper Jaffray Companies, Inc.	200	13,380
*	PMA Capital Corp. Class A	5,602	59,605
	PMI Group, Inc.	10,210	504,782
	PNC Financial Services Group, Inc.	18,376	1,356,149
#	Portfolio Recovery Associates, Inc.	1,900	112,480
	Premier Financial Bancorp, Inc.	500	7,725
	Presidential Life Corp.	700	12,782
	Princeton National Bancorp, Inc.	546	15,752

	Principal Financial Group, Inc.	14,320	870,656
#	PrivateBancorp, Inc.	2,200	73,788
*	ProAssurance Corp.	5,700	322,164
	ProCentury Corp.	2,390	45,506
#	Progressive Corp.	30,280	697,954
	Prosperity Bancshares, Inc.	7,234	250,586
	Protective Life Corp.	11,000	550,330
	Providence Community Bancshares, Inc.	200	4,169
	Provident Bankshares Corp.	4,710	157,550
	Provident Financial Holdings, Inc.	1,135	28,182
	Provident Financial Services, Inc.	9,820	164,976
	Provident New York Bancorp	6,700	91,857
	Prudential Financial, Inc.	25,550	2,606,611
	PSB Holdings, Inc.	1,100	11,902
	Pulaski Financial Corp.	1,699	26,980
	Radian Group, Inc.	6,610	409,159
	Rainier Pacific Financial Group, Inc.	1,226	25,010
	Raymond James Financial, Inc.	18,283	609,007
	Regions Financial Corp.	39,016	1,391,701
	Reinsurance Group of America, Inc.	9,400	587,312
	Renasant Corp.	2,526	61,432
	Republic Bancorp, Inc. Class A	2,799	53,377
*	Republic First Bancorp, Inc.	1,166	11,648
	Resource America, Inc.	2,658	62,596
*	Rewards Network, Inc.	4,155	16,246
	Riverview Bancorp, Inc.	1,819	25,393
	RLI Corp.	4,157	238,820
	Rome Bancorp, Inc.	1,300	16,224
	Royal Bancshares of Pennsylvania, Inc. Class A	1,587	33,533
*	RTW, Inc.	100	855
	Rurban Financial Corp.	749	9,142
#	S&T Bancorp, Inc.	4,462	146,175
	S.Y. Bancorp, Inc.	1,651	41,242
	SAFECO Corp.	12,420	779,355
	Salisbury Bancorp, Inc.	200	6,940
	Sanders Morris Harris Group, Inc.	3,904	53,446
	Sandy Spring Bancorp, Inc.	2,100	67,473
	SCBT Financial Corp.	1,660	60,192
	Schwab (Charles) Corp.	48,246	1,084,088
*	SCPIE Holdings, Inc.	1,870	40,018
*	Seabright Insurance Holdings	3,422	61,220
	Seacoast Banking Corp. of Florida	2,561	59,569
	Security Bank Corp.	3,302	67,889
*	Security National Financial Corp. Class A	735	4,300
	SEI Investments Co.	5,318	328,280
	Selective Insurance Group, Inc.	9,500	260,015
	Shore Financial Corp.	320	4,237
	Siebert Financial Corp.	3,562	13,358
	Sierra Bancorp	1,326	36,903
	Simmons First National Corp. Class A	2,411	68,014
	Sky Financial Group, Inc.	13,100	360,250
	SLM Corp.	10,930	614,375

	South Financial Group, Inc.	8,800	209,440
	South Street Financial Corp.	600	4,725
*	Southcoast Financial Corp.	1,091	22,151
	Southern Community Financial Corp.	3,325	31,554
*	Southern Connecticut Bancorp, Inc.	300	2,241
#	Southside Bancshares, Inc.	1,519	32,826
	Southwest Bancorp, Inc.	2,304	56,609
	Southwest Georgia Financial Corp.	300	5,700
	Sovereign Bancorp, Inc.	58,303	1,354,962
	StanCorp Financial Group, Inc.	8,700	442,482
	State Auto Financial Corp.	6,238	193,004
	State Bancorp, Inc.	2,798	50,504
#	State Street Corp.	12,793	873,378
	Sterling Bancorp	2,678	42,928
	Sterling Bancshares, Inc.	12,365	142,074
	Sterling Financial Corp.	6,647	201,005
	Sterling Financial Corp. (PA)	4,976	49,163
	Stewart Information Services Corp.	2,800	110,936
*	Stifel Financial Corp.	1,500	90,315
*	Stratus Properties, Inc.	1,254	45,320
	Student Loan Corp.	2,973	610,208
	Suffolk Bancorp	1,174	36,007
*	Sun American Bancorp	787	9,287
*	Sun Bancorp, Inc.	3,827	68,082
	SunTrust Banks, Inc.	18,548	1,656,151
*	Superior Bancorp	4,321	44,031
	Susquehanna Bancshares, Inc.	6,300	135,639
	Sussex Bancorp	200	3,100
* #	SVB Financial Group	4,400	233,508
	SWS Group, Inc.	4,800	115,872
	Synergy Financial Group, Inc.	1,685	23,017
	Synovus Financial Corp.	25,000	826,500
	T. Rowe Price Group, Inc.	13,663	701,595
	Taylor Capital Group, Inc.	2,300	69,345
	TCF Financial Corp.	16,500	465,795
* #	TD Ameritrade Holding Corp.	25,300	519,409
	Team Financial, Inc.	400	6,024
	Teche Holding Co.	100	4,420
*	Tejon Ranch Co.	1,400	68,978
* #	Temecula Valley Bancorp, Inc.	1,218	23,276
	TF Financial Corp.	600	18,144
*	The Bancorp, Inc.	1,800	38,628
	The Colonial BancGroup, Inc.	22,740	573,958
	The Goldman Sachs Group, Inc.	15,269	3,524,391
*	The Intergroup Corp.	200	4,000
	The Phoenix Companies, Inc.	1,300	20,462
	The Savannah Bancorp, Inc.	930	23,436
#	The St. Joe Corp.	5,902	308,911
	The Travelers Companies, Inc.	35,280	1,911,118
	The Wilber Corp.	1,125	10,519
	TIB Financial Corp.	1,700	23,103
	TierOne Corp.	2,296	71,842

	Timberland Bancorp, Inc.	800	27,944
	Tompkins County Trustco, Inc.	1,471	54,868
	Torchmark Corp.	11,210	785,933
	Tower Financial Corp.	350	5,338
	Tower Group, Inc.	2,900	91,814
*	Tradestation Group, Inc.	3,500	41,720
	Transatlantic Holdings, Inc.	7,698	551,639
*	Triad Guaranty, Inc.	2,300	102,557
	Trico Bancshares	2,222	50,328
#	TrustCo Bank Corp. NY	9,348	90,769
	Trustmark Corp.	7,086	190,755
	U.S. Bancorp	67,940	2,349,365
	UCBH Holdings, Inc.	16,093	299,491
	UMB Financial Corp.	7,200	277,992
	Umpqua Holdings Corp.	8,354	208,516
*	Unico American Corp.	100	1,177
	Union Bankshares Corp.	1,949	45,821
	Union Bankshares, Inc.	561	11,944
	UnionBanCal Corp.	16,840	1,033,639
	United Bancshares, Inc.	492	7,355
	United Bankshares, Inc.	5,800	195,750
*	United Capital Corp.	1,378	42,925
	United Community Banks, Inc.	7,400	224,886
	United Community Financial Corp.	4,719	49,927
	United Financial Bancorp, Inc.	2,849	43,561
	United Fire & Casualty Co.	4,600	180,090
*	United PanAm Financial Corp.	2,900	45,530
#	United Security Bancshares CA	1,336	30,047
*	United Western Bancorp, Inc.	1,200	30,288
	Unitrin, Inc.	10,500	514,290
	Unity Bancorp, Inc.	575	6,831
*	Universal American Financial Corp.	5,200	110,396
	Univest Corporation of Pennsylvania	2,192	51,512
	Unum Group	39,590	1,050,719
	USB Holding Co., Inc.	3,704	74,599
#	Valley National Bancorp	15,463	378,689
#	Vineyard National Bancorp Co.	1,902	46,409
*	Virginia Commerce Bancorp, Inc.	3,135	57,276
#	Virginia Financial Group, Inc.	2,014	44,328
	Wachovia Corp.	101,208	5,484,462
	Waddell & Reed Financial, Inc.	6,400	166,016
	Wainwright Bank & Trust Co.	896	11,881
	Washington Banking Co.	1,310	20,344
	Washington Federal, Inc.	13,331	334,341
	Washington Mutual, Inc.	42,350	1,851,542
	Washington Savings Bank, FSB	786	6,720
	Washington Trust Bancorp, Inc.	2,148	52,304
	Wayne Savings Bancshares, Inc.	275	3,790
	Webster Financial Corp.	8,384	377,196
	Wells Fargo & Co.	128,871	4,650,954
	Wesbanco, Inc.	3,300	103,455
	Wesco Financial Corp.	1,133	488,323

	West Bancorporation	2,360	35,070
	West Coast Bancorp	1,603	49,485
#	Westamerica Bancorporation	3,804	176,125
*	Western Alliance Bancorp	5,000	155,950
	Westwood Holdings Group, Inc.	500	13,475
	Whitney Holding Corp.	10,300	319,712
	Willow Financial Bancorp, Inc.	2,798	34,136
	Wilmington Trust Corp.	8,300	354,493
	Wilshire Bancorp, Inc.	3,773	48,068
	Wilshire Enterprises, Inc.	100	570
	Wintrust Financial Corp.	4,300	197,327
*	World Acceptance Corp.	2,128	90,185
	WVS Financial Corp.	300	5,010
	Yardville National Bancorp	1,700	61,200
	Zenith National Insurance Corp.	6,164	298,153
	Zions Bancorporation	13,210	1,062,877
*	ZipRealty, Inc.	4,100	30,750
Total Financials			214,553,735

Health Care — (9.7%)
*	Abaxis, Inc.	2,500	57,225
	Abbott Laboratories	59,805	3,370,012
*	Abiomed, Inc.	1,941	21,662
* #	Abraxis Bioscience, Inc.	8,700	214,194
*	Acadia Pharmaceuticals, Inc.	3,700	47,323
*	Accelrys, Inc.	4,574	29,274
*	Acusphere, Inc.	3,000	8,760
*	Adolor Corp.	4,100	15,416
*	Advanced Magnetics, Inc.	955	60,232
*	Advanced Medical Optics, Inc.	6,500	228,150
* #	Advancis Pharmaceutical Corp.	2,202	6,606
* #	ADVENTRX Pharmaceuticals, Inc.	5,800	16,356
	Aetna, Inc.	21,200	1,122,116
*	Affymetrix, Inc.	8,500	220,830
*	Air Methods Corp.	2,000	70,640
* #	Akorn, Inc.	6,100	42,761
*	Albany Molecular Research, Inc.	5,500	78,265
* #	Alexion Pharmaceuticals, Inc.	2,700	131,139
*	Align Technology, Inc.	4,900	111,671
*	Alkermes, Inc.	7,587	121,847
	Allergan, Inc.	5,800	722,274
*	Alliance Imaging, Inc.	3,600	31,536
*	Allied Healthcare International, Inc.	8,375	25,209
*	Allied Healthcare Products, Inc.	900	5,733
*	Allion Healthcare, Inc.	1,627	8,135
*	Allos Therapeutics, Inc.	4,300	24,854
* #	Allscripts Healthcare Solutions, Inc.	7,136	175,260
*	Alnylam Pharmaceuticals, Inc.	4,200	68,880
	Alpharma, Inc. Class A	7,510	182,493
*	Amedisys, Inc.	4,134	154,198
*	America Services Group, Inc.	1,300	24,089
*	American Dental Partners, Inc.	2,247	58,018

* #	American Medical Systems Holdings, Inc.	9,315	174,749
	American Shared Hospital Services	508	3,033
*	AMERIGROUP Corp.	9,200	234,600
	AmerisourceBergen Corp.	22,960	1,176,011
*	Amgen, Inc.	32,400	1,825,092
*	AMICAS, Inc.	8,031	25,217
*	AMN Healthcare Services, Inc.	4,300	96,836
*	Amsurg Corp.	5,000	123,050
*	Amylin Pharmaceuticals, Inc.	4,500	208,125
	Analogic Corp.	2,481	163,746
*	Anesiva, Inc.	4,300	32,465
*	AngioDynamics, Inc.	568	9,003
*	Anika Therapeutics, Inc.	1,070	14,552
* #	Antigenics, Inc.	2,899	8,146
*	AP Pharma, Inc.	57	152
	Applera Corp. - Applied Biosystems Group	9,770	277,370
*	Applera Corp. - Celera Group	12,710	169,679
*	Apria Healthcare Group, Inc.	6,200	179,552
*	Aradigm Corp.	500	755
*	Arena Pharmaceuticals, Inc.	10,200	141,780
*	Ariad Pharmaceuticals, Inc.	4,200	22,806
*	Arqule, Inc.	5,073	45,556
*	Array BioPharma, Inc.	3,000	37,290
	Arrhythmia Research Technology, Inc.	200	2,678
	Arrow International, Inc.	4,400	168,960
*	Arthrocare Corp.	3,400	149,838
*	Aspect Medical Systems, Inc.	1,400	22,666
* #	AtheroGenics, Inc.	2,100	5,019
*	AtriCure, Inc.	1,100	10,890
	Atrion Corp.	300	27,324
*	ATS Medical, Inc.	1,700	2,754
*	AVANIR Pharmaceuticals Class A	4,700	16,262
*	Avant Immunotherapeutics, Inc.	300	300
* #	AVI BioPharma, Inc.	3,800	11,590
*	Avigen, Inc.	4,451	29,866
	Bard (C.R.), Inc.	5,400	455,814
*	Barr Laboratories, Inc.	7,840	418,029
*	Barrier Therapeutics, Inc.	4,000	26,120
#	Bausch & Lomb, Inc.	8,999	611,032
	Baxter International, Inc.	25,788	1,465,790
	Beckman Coulter, Inc.	4,736	309,734
	Becton Dickinson & Co.	9,759	744,124
*	Bentley Pharmaceuticals, Inc.	1,900	22,534
*	Bioanalytical Systems, Inc.	400	2,824
* #	BioCryst Pharmaceuticals, Inc.	1,000	8,000
*	Bioenvision, Inc.	2,500	14,125
*	Biogen Idec, Inc.	18,450	963,459
*	Bio-Imaging Technologies, Inc.	1,100	7,645
*	BioLase Technology, Inc.	1,000	6,000
* #	BioMarin Pharmaceutical, Inc.	7,294	130,125
	Biomet, Inc.	8,700	379,494
*	Bio-Rad Laboratories, Inc. Class A	3,600	268,920

*	Bio-Rad Laboratories, Inc. Class B	388	28,809
*	Bio-Reference Laboratories, Inc.	1,600	41,664
* #	BioSante Pharmaceuticals, Inc.	600	4,092
*	BioScrip, Inc.	6,200	25,978
*	Biosite, Inc.	2,100	193,032
*	BioSphere Medical, Inc.	1,575	12,222
*	Bioveris Corp.	3,415	73,013
*	Bovie Medical Corp.	900	6,462
*	Bradley Pharmaceuticals, Inc.	3,110	68,669
	Bristol-Myers Squibb Co.	75,908	2,300,771
*	Bruker BioSciences Corp.	13,667	116,716
* #	BSD Medical Corp.	2,100	16,695
*	Caliper Life Sciences, Inc.	8,060	37,076
	Cambrex Corp.	3,800	47,234
*	Candela Corp.	2,000	22,480
*	Cantel Medical Corp.	3,000	53,250
*	Capital Senior Living Corp.	3,760	41,811
*	Caraco Pharmaceutical Laboratories, Ltd.	2,100	32,466
*	Cardiac Science Corp.	4,450	46,770
	Cardinal Health, Inc.	14,938	1,082,407
*	Cardiotech International, Inc.	200	262
*	Celgene Corp.	14,663	897,962
* #	Cell Genesys, Inc.	7,600	32,832
* #	Cell Therapeutics, Inc.	200	990
*	Celsion Corp.	1,200	7,344
*	Centene Corp.	5,500	126,445
* #	Cephalon, Inc.	3,100	257,331
*	Cepheid, Inc.	7,300	85,410
* #	Cerner Corp.	5,900	335,179
*	Cerus Corp.	5,700	35,454
*	Chad Therapeutics, Inc.	700	1,400
*	Charles River Laboratories International, Inc.	10,690	568,387
#	Chemed Corp.	3,400	227,800
*	Cholestech Corp.	1,900	31,825
#	Cigna Corp.	4,700	787,861
*	Clinical Data, Inc.	1,300	28,860
*	Collagenex Pharmaceuticals, Inc.	2,900	30,711
*	Columbia Laboratories, Inc.	1,100	2,783
* #	Combinatorx, Inc.	3,524	23,787
*	Community Health Systems, Inc.	14,361	547,441
	Computer Programs & Systems, Inc.	500	16,790
*	Conceptus, Inc.	1,900	35,302
*	Conmed Corp.	4,900	153,419
	Cooper Companies, Inc.	7,300	402,522
* #	Cortex Pharmaceuticals, Inc.	2,000	5,940
*	Corvel Corp.	1,700	46,648
*	Covance, Inc.	8,300	552,365
*	Coventry Health Care, Inc.	11,702	698,258
*	Critical Therapeutics, Inc.	1,732	5,594
*	Criticare Systems, Inc.	900	3,276
*	Cross Country Healthcare, Inc.	6,500	113,165
*	CryoLife, Inc.	2,300	33,580

*	Cubist Pharmaceuticals, Inc.	4,200	96,390
*	CuraGen Corp.	4,200	11,382
*	Curis, Inc.	600	834
*	Cutera, Inc.	1,800	47,160
* #	CV Therapeutics, Inc.	7,000	73,780
* #	Cyberonics, Inc.	1,600	30,048
*	Cyclacel Pharmaceuticals, Inc.	2,623	22,243
*	Cynosure, Inc. Class A	1,000	31,960
*	Cypress Bioscience, Inc.	4,400	66,616
*	Cytogen Corp.	2,700	5,724
*	Cytomedix, Inc.	900	945
*	Cytori Therapeutics, Inc.	2,800	17,192
*	Cytyc Corp.	13,498	570,695
	Dade Behring Holdings, Inc.	10,800	581,688
	Datascope Corp.	2,540	93,599
*	DaVita, Inc.	5,500	303,765
*	Daxor Corp.	1,000	14,800
* #	Dendreon Corp.	10,700	91,806
	Dentsply International, Inc.	8,004	289,265
*	DepoMed, Inc.	3,400	14,858
*	Digene Corp.	1,862	82,859
*	Digirad Corp.	3,400	15,436
*	Dionex Corp.	1,500	106,350
*	Discovery Laboratories, Inc.	4,800	16,272
* #	Diversa Corp.	3,700	24,087
*	DJO, Inc.	2,840	110,788
*	DOV Pharmaceutical, Inc.	100	36
*	Durect Corp.	4,000	16,000
*	DUSA Pharmaceuticals, Inc.	700	2,464
*	Dyadic International, Inc.	2,300	12,259
*	Dyax Corp.	4,500	20,880
*	Dynavax Technologies Corp.	3,400	16,932
*	Eclipsys Corp.	3,901	79,502
* #	Edwards Lifesciences Corp.	7,500	376,500
	Eli Lilly & Co.	33,924	1,988,625
* #	Elite Pharmaceuticals, Inc.	1,000	2,300
*	Emeritus Corp.	1,991	71,178
* #	Emisphere Technologies, Inc.	2,529	9,990
* #	Encysive Pharmaceuticals, Inc.	2,400	9,456
*	Endo Pharmaceuticals Holdings, Inc.	6,300	222,516
*	Endologix, Inc.	4,930	22,086
*	Enpath Medical, Inc.	700	10,038
*	Enzo Biochem, Inc.	2,800	45,528
* #	Enzon Pharmaceuticals, Inc.	9,600	81,312
*	EPIX Pharmaceuticals, Inc.	4,366	25,716
*	eResearch Technology, Inc.	7,378	66,107
*	etrials Worldwide, Inc.	500	2,395
*	ev3, Inc.	7,611	132,279
*	Exact Sciences Corp.	2,400	7,176
*	Exactech, Inc.	2,000	32,380
*	Exelixis, Inc.	8,300	91,964
*	Express Scripts, Inc.	7,000	714,700

*	E-Z-EM, Inc.	1,853	31,649
*	Farville, Inc.	600	2,382
*	Five Star Quality Care, Inc.	3,800	31,008
*	Forest Laboratories, Inc.	12,071	612,120
*	Gene Logic, Inc.	4,177	6,098
*	Genentech, Inc.	40,348	3,218,560
*	Genesis HealthCare Corp.	3,000	204,900
* #	Genitope Corp.	8,616	30,759
*	Gen-Probe, Inc.	6,500	351,585
*	Gentiva Health Services, Inc.	6,165	126,259
*	GenVec, Inc.	3,700	16,280
* #	Genzyme Corp.	10,110	652,297
* #	Geron Corp.	9,000	82,980
*	Gilead Sciences, Inc.	18,040	1,493,171
*	Greatbatch, Inc.	3,800	114,152
*	Haemonetics Corp.	3,400	168,776
*	Halozyme Therapeutics, Inc.	5,300	54,113
* #	Hana Biosciences, Inc.	1,300	2,275
*	Hanger Orthopedic Group, Inc.	700	8,008
*	Harvard Bioscience, Inc.	5,935	30,684
#	Health Management Associates, Inc.	35,800	393,800
*	Health Net, Inc.	6,840	390,427
*	HealthExtras, Inc.	5,200	158,236
*	Healthspring, Inc.	1,600	39,072
*	HealthStream, Inc.	2,388	8,788
*	HealthTronics, Inc.	4,100	19,680
*	Healthways, Inc.	4,500	209,790
*	Hemispherx Biopharma, Inc.	850	1,343
	Hillenbrand Indutries, Inc.	5,800	383,960
*	Hi-Tech Pharmacal Co., Inc.	850	10,030
* #	HLTH Corp.	32,100	484,389
*	HMS Holdings Corp.	3,100	63,581
*	Hollis-Eden Pharmaceuticals, Inc.	2,500	6,350
*	Hologic, Inc.	6,930	374,844
	Hooper Holmes, Inc.	7,300	26,499
*	Horizon Health Corp.	1,500	30,015
*	Hospira, Inc.	8,155	324,895
*	Human Genome Sciences, Inc.	8,828	93,489
*	Humana, Inc.	7,810	484,611
*	ICU Medical, Inc.	1,900	76,285
*	Idenix Pharmaceuticals, Inc.	100	741
*	Idera Pharmaceuticals, Inc.	1,200	10,212
*	IDEXX Laboratories, Inc.	2,400	211,896
* #	IDM Pharma, Inc.	1,204	3,961
* #	I-Flow Corp.	3,010	47,197
*	Illumina, Inc.	2,801	91,397
*	ImClone Systems, Inc.	10,100	417,332
*	Immtech International, Inc.	2,100	15,078
*	Immucor, Inc.	3,450	108,951
*	Immunicon Corp.	2,600	5,356
*	ImmunoGen, Inc.	4,586	25,819
*	Immunomedics, Inc.	8,500	45,305

*	Implant Sciences Corp.	1,200	2,340
	IMS Health, Inc.	10,200	333,540
*	Incyte Corp.	10,400	73,736
*	Indevus Pharmaceuticals, Inc.	7,600	56,240
*	Infinity Pharmaceuticals, Inc.	2,775	29,970
*	Inhibitex, Inc.	100	139
*	Inovio Biomedical Corp.	5,300	19,345
* #	Insmed, Inc.	1,100	846
*	Inspire Pharmaceuticals, Inc.	5,400	32,022
* #	Integra LifeSciences Holdings	3,428	175,925
*	IntegraMed America, Inc.	1,470	17,023
*	Interleukin Genetics, Inc.	3,515	8,436
* #	InterMune, Inc.	4,300	114,337
*	Interpharm Holdings, Inc.	526	768
*	Introgen Therapeutics, Inc.	3,500	15,330
* #	Intuitive Surgical, Inc.	2,000	275,260
	Invacare Corp.	1,700	30,175
*	Inventiv Health, Inc.	3,800	143,108
*	Inverness Medical Innovations, Inc.	7,970	380,089
*	Invitrogen Corp.	7,400	536,056
*	Iridex Corp.	1,100	6,061
*	IRIS International, Inc.	2,500	34,450
* #	Isis Pharmaceuticals, Inc.	5,697	57,312
* #	Isolagen, Inc.	3,110	14,151
* #	Ista Pharmaceuticals, Inc.	3,100	24,738
*	I-Trax, Inc.	5,900	26,491
*	IVAX Diagnostics, Inc.	800	912
*	Javelin Pharmaceuticals, Inc.	3,432	24,676
	Johnson & Johnson	84,381	5,338,786
*	Kendle International, Inc.	1,800	62,154
*	Kensey Nash Corp.	1,500	34,995
*	Keryx Biopharmaceuticals, Inc.	5,100	55,743
	Kewaunee Scientific Corp.	300	3,357
*	Kindred Healthcare, Inc.	6,800	217,600
* #	Kinetic Concepts, Inc.	5,300	265,954
*	King Pharmaceuticals, Inc.	30,100	639,324
*	Kosan Biosciences, Inc.	5,221	32,370
*	K-V Pharmaceutical Co. Class A	4,592	123,984
*	K-V Pharmaceutical Co. Class B	1,491	40,197
*	Kyphon, Inc.	4,000	189,960
* #	La Jolla Pharmaceutical Co.	4,800	25,776
*	Laboratory Corp. of America Holdings	6,700	527,558
	Landauer, Inc.	670	33,286
*	Langer, Inc.	1,300	6,630
*	Lannet Co., Inc.	4,554	29,874
	LCA-Vision, Inc.	1,557	70,454
*	Lexicon Pharmaceuticals, Inc.	6,200	20,212
*	LHC Group, Inc.	2,300	67,528
* #	Lifecell Corp.	2,400	67,560
*	Lifecore Biomedical, Inc.	1,900	33,516
*	LifePoint Hospitals, Inc.	9,300	377,487
*	Lincare Holdings, Inc.	13,410	537,607

*	Lipid Sciences, Inc.	200	266
*	Luminex Corp.	1,600	19,856
*	Magellan Health Services, Inc.	6,700	300,160
* #	Mannkind Corp.	2,900	33,002
#	Manor Care, Inc.	2,800	190,400
* #	Martek Biosciences Corp.	3,700	77,441
*	Matria Healthcare, Inc.	3,600	115,200
*	Matrixx Initiatives, Inc.	1,200	24,012
*	Maxygen, Inc.	5,455	55,477
	McKesson Corp.	10,871	686,286
*	Medarex, Inc.	19,873	317,769
*	MedCath Corp.	3,600	118,800
*	Medco Health Solutions, Inc.	15,230	1,184,285
*	Medical Action Industries, Inc.	1,950	39,390
*	Medical Staffing Network Holdings, Inc.	4,935	29,215
#	Medicis Pharmaceutical Corp. Class A	7,300	240,900
*	Medimmune, Inc.	11,326	655,549
*	MEDTOX Scientific, Inc.	1,200	29,520
	Medtronic, Inc.	44,072	2,343,308
*	Memory Pharmaceuticals Corp.	3,600	10,368
*	Memry Corp.	1,000	1,770
#	Mentor Corp.	2,900	117,276
	Merck & Co., Inc.	86,168	4,519,512
*	Merge Technologies, Inc.	1,400	9,688
	Meridian Bioscience, Inc.	3,050	64,416
*	Merit Medical Systems, Inc.	3,700	42,365
*	Metabasis Therapeutics, Inc.	3,906	31,014
*	Metropolitan Health Networks, Inc.	900	1,620
*	MGI Pharma, Inc.	6,100	130,418
*	Micromet, Inc.	2,530	6,958
*	Microtek Medical Holdings, Inc.	6,300	28,854
* #	Millennium Pharmaceuticals, Inc.	50,164	545,283
*	Millipore Corp.	6,800	508,436
*	Minrad International, Inc.	5,915	35,786
*	Molina Healthcare, Inc.	4,800	153,456
*	Monogram Biosciences, Inc.	6,700	12,194
*	MTS Medication Technologies	600	7,818
*	MWI Veterinary Supply, Inc.	1,600	61,696
* #	Myriad Genetics, Inc.	3,370	128,296
*	Nabi Biopharmaceuticals	7,800	40,092
*	Nanogen, Inc.	2,100	2,793
* #	Nastech Pharmaceutical Co., Inc.	1,800	21,672
*	National Dentex Corp.	564	10,417
	National Healthcare Corp.	1,624	86,478
	National Home Health Care Corp.	800	10,136
*	National Medical Health Card Systems, Inc.	800	13,184
	National Research Corp.	576	15,206
*	Natus Medical, Inc.	3,000	47,010
* #	Nektar Therapeutics	4,900	55,566
*	Neogen Corp.	1,391	38,086
*	Neopharm, Inc.	500	695
* #	Neose Technologies, Inc.	2,400	6,360

*	Neurocrine Biosciences, Inc.	8,400	97,608
*	Neurogen Corp.	4,800	37,104
* #	Neurometric, Inc.	600	5,406
*	New Brunswick Scientific Co., Inc.	1,431	11,319
*	NitroMed, Inc.	2,000	4,800
*	NMT Medical, Inc.	1,600	21,520
*	North American Scientific, Inc.	850	1,190
* #	Northfield Laboratories, Inc.	1,700	2,635
*	NovaMed, Inc.	2,300	15,387
* #	Novavax, Inc.	7,172	20,871
*	Noven Pharmaceuticals, Inc.	3,300	77,385
*	NPS Pharmaceuticals, Inc.	5,300	22,578
*	Nutraceutical International Corp.	2,000	32,700
*	NuVasive, Inc.	4,300	111,628
* #	Nuvelo, Inc.	3,400	12,512
*	NxStage Medical, Inc.	3,800	45,714
* #	Occulogix, Inc.	200	234
*	Odyssey Healthcare, Inc.	5,500	71,335
#	Omnicare, Inc.	11,500	430,330
*	Omnicell, Inc.	1,900	42,769
*	Onyx Pharmaceuticals, Inc.	2,300	68,816
	Option Care, Inc.	5,300	79,871
*	OraSure Technologies, Inc.	5,600	42,896
*	Orchid Cellmark, Inc.	2,900	14,848
*	Orthologic Corp.	1,400	2,030
* #	Oscient Pharmaceuticals Corp.	1,400	7,742
*	OSI Pharmaceuticals, Inc.	4,400	166,144
*	Osteotech, Inc.	3,900	28,548
#	Owens & Minor, Inc.	6,700	237,850
*	Oxigene, Inc.	2,700	12,339
*	Pain Therapeutics, Inc.	5,300	44,626
*	PainCare Holdings, Inc.	1,300	403
*	Palatin Technologies, Inc.	6,700	12,998
*	Palomar Medical Technologies, Inc.	1,800	70,002
*	Panacos Pharmaceuticals, Inc.	1,900	7,942
*	Par Pharmaceutical Companies, Inc.	6,185	181,282
*	Parexel International Corp.	3,400	136,748
*	Patterson Companies, Inc.	9,500	356,440
*	PDI, Inc.	2,000	20,980
*	PDL BioPharma, Inc.	10,067	276,943
*	Pediatric Services of America, Inc.	1,252	19,844
* #	Pediatrix Medical Group, Inc.	5,700	328,434
* #	Penwest Pharmaceuticals Co.	1,000	13,000
	PerkinElmer, Inc.	18,514	490,806
	Perrigo Co.	15,977	312,510
	Pfizer, Inc.	354,280	9,739,157
	Pharmaceutical Products Development Service, Inc.	6,100	222,650
*	Pharmacopia Drug Discovery, Inc.	2,400	14,472
*	Pharmacyclics, Inc.	1,900	6,555
*	Pharmanet Development Group, Inc.	3,000	96,330
*	Pharmion Corp.	3,900	113,139

*	PhotoMedex, Inc.	600	756
	PolyMedica Corp.	1,806	73,432
*	Possis Medical, Inc.	2,617	30,802
*	Pozen, Inc.	1,900	30,001
*	PRA International	100	2,308
*	Progenics Pharmaceuticals, Inc.	1,500	32,085
*	Prospect Medical Holdings, Inc.	1,100	6,050
*	Providence Service Corp.	2,100	56,637
*	ProxyMed, Inc.	1,683	4,460
*	PSS World Medical, Inc.	8,236	154,425
	Psychemedics Corp.	200	3,830
*	Psychiatric Solutions, Inc.	6,650	259,483
*	QuadraMed Corp.	6,404	20,813
	Quest Diagnostics, Inc.	14,800	725,496
*	Questcor Pharmaceuticals, Inc.	2,445	1,467
*	Quidel Corp.	4,200	61,698
*	Quigley Corp.	800	4,640
* #	Radiation Therapy Services, Inc.	2,900	80,098
*	RadNet, Inc.	350	2,380
*	Regeneration Technologies, Inc.	4,680	47,034
*	Regeneron Pharmaceuticals, Inc.	4,700	105,468
* #	RegeneRx Biopharmaceuticals, Inc.	1,000	2,150
*	RehabCare Group, Inc.	3,100	48,918
*	Renovis, Inc.	4,700	15,698
*	Repligen Corp.	3,857	15,004
*	Repros Therapeutics, Inc.	700	9,303
*	Res-Care, Inc.	4,856	100,519
*	ResMed, Inc.	10,000	450,800
*	Respironics, Inc.	10,418	459,955
*	Retractable Technologies, Inc.	3,000	8,130
*	Rigel Pharmaceuticals, Inc.	2,900	28,246
* #	Rochester Medical Corp.	1,500	22,980
*	Rotech Healthcare, Inc.	2,927	3,776
*	Salix Pharmaceuticals, Ltd.	7,200	95,688
* #	Sangamo BioSciences, Inc.	5,000	36,450
* #	Santarus, Inc.	4,100	24,108
*	Savient Pharmaceuticals, Inc.	6,600	93,852
*	Schein (Henry), Inc.	7,100	380,063
	Schering-Plough Corp.	57,036	1,867,359
*	SciClone Pharmaceuticals, Inc.	7,100	19,525
*	Sciele Pharma, Inc.	6,000	148,320
* #	SCOLR Pharma, Inc.	1,500	3,375
*	Seattle Genetics, Inc.	6,400	67,328
*	Senomyx, Inc.	1,400	18,690
*	Sepracor, Inc.	5,310	258,597
*	Sequenom, Inc.	3,975	17,252
*	SeraCare Life Sciences, Inc.	259	1,839
*	Sierra Health Services, Inc.	2,600	108,368
#	Sirona Dental Systems, Inc.	9,400	325,710
*	Somanetics Corp.	1,600	29,312
*	Somaxon Pharmaceuticals, Inc.	2,500	37,500
*	Sonic Innovations, Inc.	3,100	31,186

* #	SonoSite, Inc.	2,400	68,424
*	Sonus Pharmaceuticals, Inc.	100	574
	Span-American Medical System, Inc.	270	6,167
*	Spectranetics Corp.	4,200	40,404
*	Spectrum Pharmaceuticals, Inc.	3,633	23,796
*	SRI/Surgical Express, Inc.	483	2,526
* #	St. Jude Medical, Inc.	12,800	546,432
*	Staar Surgical Co.	1,600	7,296
* #	StemCells, Inc.	12,100	29,645
* #	Stereotaxis, Inc.	300	3,612
	Steris Corp.	11,124	334,499
*	Stratagene Corp.	3,032	32,928
*	Strategic Diagnostics, Inc.	3,536	17,256
#	Stryker Corp.	15,848	1,066,729
*	Sun Healthcare Group, Inc.	5,125	73,288
*	Sunrise Senior Living, Inc.	6,600	258,456
*	SuperGen, Inc.	7,100	45,937
* #	SurModics, Inc.	2,400	90,048
*	Symbion, Inc.	3,200	70,016
*	Symmetry Medical, Inc.	100	1,533
*	Synovis Life Technologies, Inc.	2,100	29,316
*	Tanox, Inc.	2,300	43,148
*	Techne Corp.	3,000	179,070
* #	Telik, Inc.	3,700	22,200
*	Tenet Healthcare Corp.	41,600	289,120
*	Tercica, Inc.	6,425	42,983
*	The Medicines Co.	5,900	115,109
*	Theragenics Corp.	7,000	30,730
*	Thermo Fisher Scientific, Inc.	22,300	1,217,580
*	Third Wave Technologies, Inc.	4,200	24,444
* #	Thoratec Corp.	6,400	126,784
*	Titan Pharmaceuticals, Inc.	2,200	4,686
*	Torreypines Therapeutics, Inc.	2,700	19,035
*	Triad Hospitals, Inc.	11,400	610,014
*	Trimeris, Inc.	2,700	19,089
*	TriZetto Group, Inc.	5,900	109,327
*	Tutogen Medical, Inc.	600	6,696
*	U.S. Physical Therapy, Inc.	1,200	16,668
*	United Therapeutics Corp.	2,800	184,772
	UnitedHealth Group, Inc.	51,605	2,826,406
	Universal Health Services, Inc.	8,406	519,407
*	Urologix, Inc.	2,394	5,770
	Utah Medical Products, Inc.	592	18,772
	Valeant Pharmaceuticals International	9,002	142,142
*	Vanda Pharmaceuticals, Inc.	1,200	24,024
* #	Varian Medical Systems, Inc.	6,000	241,800
*	Varian, Inc.	4,000	235,400
*	Vascular Solutions, Inc.	1,100	9,911
*	VCA Antech, Inc.	6,200	245,396
*	Ventana Medical Systems, Inc.	2,500	128,650
* #	Vertex Pharmaceuticals, Inc.	5,900	176,174
*	ViaCell, Inc.	100	612

*	Viasys Healthcare, Inc.	5,361	230,255
*	Vical, Inc.	6,510	31,964
*	ViroPharma, Inc.	12,400	179,676
*	VistaCare, Inc.	2,400	22,776
*	Vital Images, Inc.	1,700	46,903
	Vital Signs, Inc.	2,200	128,018
* #	Vivus, Inc.	4,300	23,435
*	Waters Corp.	5,300	319,590
*	Watson Pharmaceuticals, Inc.	12,300	379,578
*	WellCare Health Plans, Inc.	3,100	285,324
*	WellPoint, Inc.	32,979	2,684,820
#	West Pharmaceutical Services, Inc.	4,200	213,612
*	Wright Medical Group, Inc.	4,320	105,235
	Wyeth	52,195	3,018,959
*	Xenoport, Inc.	2,000	88,000
	Young Innovations, Inc.	1,119	27,785
*	Zila, Inc.	5,200	8,892
*	Zimmer Holdings, Inc.	8,826	777,218
*	Zoll Medical Corp.	2,900	65,105
*	Zymogenetics, Inc.	8,400	137,676
Total Health Care			111,882,924

Industrials — (10.9%)
* #	3-D Systems Corp.	1,200	24,192
	3M Co.	26,735	2,351,611
	AAON, Inc.	1,488	44,208
*	AAR Corp.	6,057	196,853
*	Ablest, Inc.	300	3,273
	ABM Industries, Inc.	8,479	250,215
*	ABX Air, Inc.	7,200	45,504
*	Acco Brands Corp.	6,700	167,567
*	Accuride Corp.	6,100	95,892
	Aceto Corp.	2,500	22,050
*	Active Power, Inc.	1,900	3,230
	Actuant Corp.	3,500	194,705
	Acuity Brands, Inc.	5,655	343,315
	Administaff, Inc.	3,671	133,845
*	Aerosonic Corp.	700	5,145
*	AGCO Corp.	14,271	617,649
*	AirNet Systems, Inc.	200	714
* #	Airtran Holdings, Inc.	6,700	83,013
	Alamo Group, Inc.	1,895	48,114
*	Alaska Air Group, Inc.	5,200	151,632
	Albany International Corp. Class A	4,318	168,920
#	Alexander & Baldwin, Inc.	6,500	347,685
*	Alliant Techsystems, Inc.	3,950	398,950
* #	Allied Defense Group, Inc.	800	7,272
*	Allied Waste Industries, Inc.	43,820	589,817
* #	Amerco, Inc.	2,400	169,320
	American Ecology Corp.	2,500	54,125
*	American Reprographics Co.	3,100	95,480
* #	American Science & Engineering, Inc.	1,000	54,180

	American Standard Companies, Inc.	10,514	628,527
* #	American Superconductor Corp.	3,800	65,892
	American Woodmark Corp.	2,600	96,850
	Ameron International Corp.	1,400	109,900
	Ametek, Inc.	13,700	517,038
	Ampco-Pittsburgh Corp.	1,744	66,063
* #	AMR Corp.	12,000	340,200
#	Amrep Corp.	900	52,470
	Angelica Corp.	1,980	49,698
*	APAC Customer Services, Inc.	5,470	17,066
	Apogee Enterprises, Inc.	3,700	91,094
	Applied Industrial Technologies, Inc.	2,100	61,446
	Applied Signal Technologies, Inc.	2,410	39,114
*	Argon ST, Inc.	4,400	104,940
#	Arkansas Best Corp.	4,200	173,418
*	Armor Holdings, Inc.	4,300	369,499
*	Arotech Corp.	901	2,631
*	Astec Industries, Inc.	2,700	116,343
*	Astronics Corp.	887	24,871
* #	ASV, Inc.	4,500	78,885
*	Atlas Air Worldwide Holding, Inc.	3,700	216,931
*	Avalon Holding Corp. Class A	500	5,300
	Avery Dennison Corp.	5,800	378,566
*	Avis Budget Group, Inc.	16,764	507,111
*	Axsys Technologies, Inc.	1,993	41,355
*	AZZ, Inc.	1,600	54,320
#	Badger Meter, Inc.	1,384	35,555
*	Baker (Michael) Corp.	1,100	37,664
	Baldor Electric Co.	3,800	176,244
*	Baldwin Technology Co., Inc. Class A	1,800	10,998
	Barnes Group, Inc.	8,610	253,909
	Barrett Business Services, Inc.	1,600	40,176
*	BE Aerospace, Inc.	11,000	421,190
	Belden, Inc.	5,969	341,785
*	Blount International, Inc.	6,000	78,360
	Boeing Co.	31,288	3,147,260
	Bowne & Co., Inc.	900	17,451
	Brady Co. Class A	5,700	211,698
#	Briggs & Stratton Corp.	8,640	280,368
*	BTU International, Inc.	1,400	18,018
*	Builders FirstSource, Inc.	6,200	103,354
	Burlington Northern Santa Fe Corp.	18,645	1,736,409
#	C&D Technologies, Inc.	4,100	25,543
	C. H. Robinson Worldwide, Inc.	9,000	487,620
* #	Capstone Turbine Corp.	3,900	3,744
	Carlisle Companies, Inc.	5,600	247,240
	Cascade Corp.	2,000	136,200
*	Casella Waste Systems, Inc. Class A	3,600	38,592
	Caterpillar, Inc.	24,026	1,887,963
*	CBIZ, Inc.	11,300	84,524
	CDI Corp.	3,055	102,159
*	CECO Environmental Corp.	2,200	26,840

*	Celadon Group, Inc.	2,700	44,577
*	Cenveo, Inc.	3,459	84,434
* #	Ceradyne, Inc.	3,500	236,495
	Champion Industries, Inc.	1,194	8,800
*	Channell Commercial Corp.	621	2,937
	Chase Corp.	700	20,363
*	ChoicePoint, Inc.	9,985	437,942
	Cintas Corp.	9,200	352,912
	CIRCOR International, Inc.	2,800	106,932
	Clarcor, Inc.	5,300	177,126
*	Clean Harbors, Inc.	1,400	65,786
*	Columbus McKinnon Corp.	3,100	93,000
	Comfort Systems USA, Inc.	6,145	86,030
*	Commercial Vehicle Group, Inc.	3,500	67,865
*	Compudyne Corp.	1,100	5,621
	CompX International, Inc.	800	15,440
*	COMSYS IT Partners, Inc.	2,600	59,852
*	Consolidated Graphics, Inc.	2,200	159,720
* #	Continental Airlines, Inc.	9,100	365,547
#	Con-way, Inc.	5,800	328,860
*	Copart, Inc.	10,700	333,733
*	Cornell Companies, Inc.	400	9,532
	Corporate Executive Board Co.	1,800	119,718
* #	Corrections Corporation of America	6,850	443,880
*	CoStar Group, Inc.	2,500	135,650
* #	Covanta Holding Corp.	18,900	468,720
*	CPI Aerostructures, Inc.	300	2,460
*	CRA International, Inc.	2,002	105,886
	Crane Co.	9,563	417,807
*	Cross (A.T.) Co. Class A	2,133	22,162
	CSX Corp.	23,051	1,047,437
	Cubic Corp.	4,300	108,059
	Cummins, Inc.	8,600	810,378
	Curtiss-Wright Corp.	7,508	338,386
	Danaher Corp.	12,171	894,569
	Deere & Co.	8,632	1,039,897
	Deluxe Corp.	6,600	288,222
*	Devcon International Corp.	500	1,970
	Diamond Management & Technology Consultants, Inc.	3,400	44,234
*	Distributed Energy Systems Corp.	1,600	1,184
* #	Document Securities Systems, Inc.	1,200	14,568
*	Dollar Thrifty Automotive Group, Inc.	1,700	79,016
	Donaldson Co., Inc.	10,100	368,953
	Donnelley (R.R.) & Sons Co.	25,565	1,094,693
	Dover Corp.	24,200	1,211,210
	DRS Technologies, Inc.	6,705	344,302
*	Ducommun, Inc.	1,971	49,216
*	Dynamex, Inc.	1,100	29,700
*	Dynamic Materials Corp.	800	29,000
	Eagle Bulk Shipping, Inc.	6,300	140,364
	Eastern Co.	1,227	35,902

	Eaton Corp.	9,300	871,782
	Ecology & Environment, Inc. Class A	200	2,580
	EDO Corp.	3,700	124,209
*	EGL, Inc.	3,470	160,835
*	Electro Rent Corp.	3,900	56,199
*	EMCOR Group, Inc.	3,900	255,801
	Emerson Electric Co.	31,588	1,530,439
#	Encore Wire Corp.	3,800	110,390
* #	Energy Conversion Devices, Inc.	4,900	168,462
*	Energy Focus, Inc.	1,804	13,530
*	EnerSys	8,030	145,504
*	ENGlobal Corp.	3,700	38,258
	Ennis, Inc.	4,210	100,619
*	EnPro Industries, Inc.	3,800	157,852
*	Environmental Tectonics Corp.	871	2,866
	Equifax, Inc.	8,257	347,042
*	ESCO Technologies, Inc.	3,200	162,144
	Espey Manufacturing & Electronics Corp.	200	4,636
*	Esterline Technologies Corp.	4,300	195,650
* #	Evergreen Solar, Inc.	4,400	36,872
#	Expeditors International of Washington, Inc.	11,985	523,265
*	Exponent, Inc.	2,802	64,446
*	ExpressJet Holdings, Inc.	9,435	58,403
*	EXX, Inc. Class A	1,100	2,530
#	Fastenal Co.	7,510	325,483
	Federal Signal Corp.	8,210	134,151
	FedEx Corp.	16,152	1,802,886
*	First Advantage Corp.	1,800	43,038
*	First Consulting Group, Inc.	4,620	41,811
* #	Flanders Corp.	3,100	22,041
#	Florida East Coast Industries, Inc.	4,300	360,039
*	Flow International Corp.	2,000	25,680
	Flowserve Corp.	6,400	444,224
#	Fluor Corp.	4,300	447,630
*	Fortune Industries, Inc.	700	2,765
	Forward Air Corp.	3,600	122,436
*	Foster (L.B.) Co. Class A	1,800	48,006
#	Franklin Electric Co., Inc.	2,600	122,564
* #	Frontier Airlines Holdings, Inc.	800	4,856
	Frozen Food Express Industries, Inc.	1,200	12,420
*	FTI Consulting, Inc.	7,200	266,976
* #	FuelCell Energy, Inc.	4,500	31,050
*	Furmanite Corp.	3,779	27,587
	G & K Services, Inc. Class A	3,600	137,052
*	Gardner Denver Machinery, Inc.	7,200	296,568
	GATX Corp.	8,500	437,325
*	Gehl Co.	2,100	62,391
	Gencorp, Inc.	8,100	108,621
* #	General Cable Corp.	3,700	252,155
	General Dynamics Corp.	15,306	1,228,153
	General Electric Co.	385,242	14,477,394
*	Genesee & Wyoming, Inc.	6,362	206,956

* #	Genlyte Group, Inc.	3,300	287,496
*	Global Cash Access, Inc.	5,600	91,000
*	Global Power Equipment Group, Inc.	600	1,062
	Goodrich (B.F.) Co.	8,910	530,056
	Gorman-Rupp Co.	1,500	50,550
*	GP Strategies Corp.	2,600	27,716
	Graco, Inc.	4,000	160,160
*	Graftech International, Ltd.	12,700	196,596
	Graham Corp.	1,000	17,250
	Granite Construction, Inc.	5,000	342,450
#	Greenbrier Companies, Inc.	2,404	75,798
*	Griffon Corp.	4,800	112,032
	Hardinge, Inc.	1,287	40,103
	Harsco Corp.	7,600	404,776
*	Hawaiian Holdings, Inc.	6,600	25,740
	Healthcare Services Group, Inc.	3,700	103,119
#	Heartland Express, Inc.	11,900	199,563
#	Heico Corp.	1,900	81,510
	Heico Corp. Class A	2,670	95,559
*	Heidrick & Struggles International, Inc.	2,200	107,228
*	Henry Bros. Electronics, Inc.	465	2,023
*	Herley Industries, Inc.	1,310	20,619
	Herman Miller, Inc.	4,900	176,400
* #	Hexcel Corp.	5,500	127,215
*	Hill International, Inc.	3,300	23,232
	Hi-Shear Technology Corp.	500	5,210
	HNI Corp.	6,182	272,379
	Honeywell International, Inc.	29,300	1,696,763
*	Hub Group, Inc. Class A	4,900	181,202
	Hubbell, Inc. Class A	1,067	58,685
	Hubbell, Inc. Class B	4,900	276,017
*	Hudson Highland Group, Inc.	3,600	77,688
#	Hunt (J.B.) Transport Services, Inc.	12,760	371,826
*	Hurco Companies, Inc.	1,000	47,760
*	Huron Consulting Group, Inc.	1,300	89,076
*	Huttig Building Products, Inc.	3,110	25,253
*	ICT Group, Inc.	2,300	43,355
	IDEX Corp.	9,450	356,265
*	IHS, Inc.	5,830	234,308
*	II-VI, Inc.	3,500	97,125
	IKON Office Solutions, Inc.	19,900	289,943
#	Illinois Tool Works, Inc.	21,334	1,124,728
*	Industrial Distribution Group, Inc.	300	3,408
*	Infrasource Services, Inc.	5,000	181,000
*	Innotrac Corp.	200	612
* #	Innovative Solutions & Support, Inc.	1,900	49,932
* #	Insituform Technologies, Inc. Class A	4,200	88,578
#	Insteel Industries, Inc.	3,300	60,258
*	Integrated Electrical Services, Inc.	1,823	48,273
* #	Interline Brands, Inc.	100	2,448
*	International Shipholding Corp.	1,201	24,320
	Interpool, Inc.	4,435	119,701

*	Intersections, Inc.	3,011	31,254
*	Ionatron, Inc.	5,400	26,784
#	ITT Industries, Inc.	13,000	874,900
* #	Jacobs Engineering Group, Inc.	4,476	259,384
* #	JetBlue Airways Corp.	27,800	299,684
#	Joy Global, Inc.	5,706	323,131
*	K&F Industries Holdings, Inc.	5,700	150,822
*	Kadant, Inc.	2,400	71,640
	Kaman Corp. Class A	2,300	67,574
*	Kansas City Southern	11,220	460,581
#	Kaydon Corp.	3,501	168,923
*	KBR, Inc.	17,899	492,759
	Kelly Services, Inc. Class A	5,000	144,100
#	Kelly Services, Inc. Class B	319	9,889
*	Kenexa Corp.	1,600	62,416
	Kennametal, Inc.	6,100	469,212
*	Key Technology, Inc.	836	16,904
*	Kforce, Inc.	6,609	106,207
*	Kirby Corp.	6,700	268,134
#	Knight Transportation, Inc.	10,450	195,729
	Knoll, Inc.	3,400	82,280
*	Korn/Ferry International	5,300	137,853
*	K-Tron International, Inc.	392	36,672
#	L-3 Communications Holdings, Inc.	14,700	1,400,322
*	LaBarge, Inc.	1,722	22,076
*	Labor Ready, Inc.	6,200	148,800
* #	Ladish Co., Inc.	1,864	82,743
	Laidlaw International, Inc.	11,500	394,450
	Landstar Systems, Inc.	4,300	209,238
	Lawson Products, Inc.	1,344	49,500
*	Layne Christensen Co.	2,300	103,523
*	Learning Tree International, Inc.	1,600	22,080
*	LECG Corp.	3,783	55,988
	Lennox International, Inc.	8,400	287,700
*	LGL Group, Inc.	300	4,167
	Lincoln Electric Holdings, Inc.	5,200	365,508
#	Lindsay Corp.	1,200	41,220
*	LMI Aerospace, Inc.	2,100	43,638
	Lockheed Martin Corp.	15,785	1,548,509
	LSI Industries, Inc.	3,400	51,884
*	Lydall, Inc.	200	2,822
*	M&F Worldwide Corp.	2,600	177,554
*	Mac-Gray Corp.	1,958	29,703
	Macquarie Infrastucture Co. Trust	100	4,461
*	Magnetek, Inc.	3,100	15,438
*	MAIR Holdings, Inc.	300	1,986
	Manpower, Inc.	5,390	495,880
*	Marten Transport, Ltd.	5,500	106,480
	Masco Corp.	40,100	1,211,421
	McGrath Rentcorp.	4,300	133,859
*	Media Sciences International, Inc.	700	4,186
* #	Medialink Worldwide, Inc.	1,000	5,170

* #	Medis Technologies, Ltd.	1,800	26,298
*	Merrimac Industries, Inc.	601	5,950
*	Mesa Air Group, Inc.	5,100	35,955
	Met-Pro Corp.	2,048	31,539
*	MFRI, Inc.	700	16,695
* #	Microvision, Inc.	3,700	20,498
*	Middleby Corp.	500	62,015
*	Midwest Air Group, Inc.	800	12,040
*	Miller Industries, Inc.	2,000	48,920
#	Mine Safety Appliances Co.	4,520	194,360
*	Misonix, Inc.	500	2,795
* #	Mobile Mini, Inc.	5,912	178,542
*	Modtech Holdings, Inc.	2,600	7,150
* #	Monster Worldwide, Inc.	6,600	311,586
*	Moog, Inc. Class A	6,600	284,196
*	Moog, Inc. Class B	808	34,542
	MSC Industrial Direct Co., Inc. Class A	6,173	330,626
*	MTC Technologies, Inc.	2,273	47,438
	Mueller Industries, Inc.	6,300	220,437
	Mueller Water Products, Inc. Class B	4,792	75,953
	Multi-Color Corp.	918	37,684
	NACCO Industries, Inc. Class A	1,100	187,000
*	Nashua Corp.	799	8,262
*	National Technical Systems, Inc.	1,100	7,227
*	Navigant Consulting, Inc.	9,322	194,270
*	Navistar International Corp.	7,100	460,719
* #	NCI Building Systems, Inc.	3,055	157,058
	Nordson Corp.	4,500	233,955
	Norfolk Southern Corp.	21,009	1,216,001
* #	North America Galvanizing & Coatings, Inc.	1,000	14,500
	Northrop Grumman Corp.	18,573	1,404,305
*	NuCo2, Inc.	2,600	67,236
*	Odyssey Marine Exploration, Inc.	2,700	17,820
*	Old Dominion Freight Line, Inc.	6,350	198,311
	Omega Flex, Inc.	739	15,379
*	On Assignment, Inc.	8,600	93,740
*	Orbital Sciences Corp.	7,595	156,533
	Oshkosh Truck Corp. Class B	6,200	382,478
* #	Owens Corning, Inc.	15,500	556,450
*	P.A.M. Transportation Services, Inc.	1,200	22,032
	Paccar, Inc.	9,279	809,407
	Pall Corp.	5,800	259,550
*	Paragon Technologies, Inc.	400	2,356
	Parker Hannifin Corp.	13,100	1,327,816
*	Park-Ohio Holdings Corp.	1,736	40,484
*	Patrick Industries, Inc.	503	6,801
*	Patriot Transportation Holding, Inc.	563	50,355
*	Peerless Manufacturing Co.	400	16,092
	Pentair, Inc.	15,882	587,475
*	Perini Corp.	3,500	192,500
*	PHH Corp.	8,210	254,510
*	Pinnacle Airlines Corp.	2,900	52,345

	Pitney Bowes, Inc.	12,432	593,628
* #	Plug Power, Inc.	4,000	11,840
	Portec Rail Products, Inc.	1,499	18,198
*	Powell Industries, Inc.	1,700	47,600
*	Power-One, Inc.	8,600	31,476
	Precision Castparts Corp.	6,661	796,389
	Preformed Line Products Co.	785	39,815
*	Protection One, Inc.	986	15,076
	Providence & Worcester Railroad Co.	500	9,725
	PW Eagle, Inc.	1,300	41,613
*	Quality Distribution, Inc.	2,200	22,154
*	Quanta Services, Inc.	14,416	432,624
	Quixote Corp.	1,000	18,470
	Raven Industries, Inc.	1,400	49,308
	Raytheon Co.	23,720	1,318,832
*	RCM Technologies, Inc.	1,488	9,374
	Regal-Beloit Corp.	5,106	248,203
*	Republic Airways Holdings, Inc.	7,010	163,824
	Republic Services, Inc.	13,995	423,769
*	Resources Connection, Inc.	6,404	206,593
	Robbins & Myers, Inc.	2,938	131,975
	Robert Half International, Inc.	9,459	332,389
#	Rockwell Automation, Inc.	8,600	585,230
	Rockwell Collins, Inc.	8,750	618,363
	Rollins, Inc.	4,850	111,987
#	Roper Industries, Inc.	6,414	374,321
*	Rush Enterprises, Inc. Class A	2,900	71,079
*	Rush Enterprises, Inc. Class B	1,566	36,754
	Ryder System, Inc.	10,100	544,592
*	Saia, Inc.	200	5,718
	Schawk, Inc.	3,695	75,341
*	School Specialty, Inc.	3,400	118,796
*	Sequa Corp. Class A	1,453	159,830
*	Sequa Corp. Class B	476	52,360
	Servidyne, Inc.	110	479
* #	Shaw Group, Inc.	12,616	510,443
*	SIFCO Industries, Inc.	610	12,444
#	Simpson Manufacturing Co., Inc.	8,300	276,556
*	Sirva, Inc.	11,542	32,895
	Skywest, Inc.	11,000	302,830
*	SL Industries, Inc.	624	10,421
	Smith (A.O.) Corp.	3,700	145,373
	Southwest Airlines Co.	86,138	1,232,635
*	Sparton Corp.	1,099	7,891
*	Spherion Corp.	1,700	16,745
*	Spherix, Inc.	800	2,216
*	Spire Corp.	300	2,958
	SPX Corp.	6,800	597,516
*	Standard Parking Corp.	828	30,371
	Standard Register Co.	4,100	48,831
	Standex International Corp.	2,200	62,766
	Starrett (L.S.) Co. Class A	1,041	17,707

	Steelcase, Inc. Class A	13,010	252,654
*	Stericycle, Inc.	5,200	474,084
*	Sterling Construction Co., Inc.	1,572	36,832
	Sun Hydraulics, Inc.	1,353	58,423
*	Superior Essex, Inc.	3,200	113,088
	Supreme Industries, Inc.	2,007	12,744
	Sypris Solutions, Inc.	500	4,125
*	SYS	1,881	3,988
	TAL International Group, Inc.	5,700	148,314
*	Target Logistics, Inc.	1,900	4,104
* #	Taser International, Inc.	4,800	50,592
*	Team, Inc.	900	35,271
	Tech/Ops Sevcon, Inc.	144	1,325
	Technology Research Corp.	800	4,312
	Tecumseh Products Co. Class A	2,500	39,925
*	Tecumseh Products Co. Class B	627	9,681
*	Teledyne Technologies, Inc.	3,000	138,240
	Teleflex, Inc.	6,118	491,275
*	TeleTech Holdings, Inc.	5,900	207,562
	Tennant Co.	3,000	97,560
*	Terex Corp.	5,000	423,850
*	Tetra Tech, Inc.	7,200	158,832
	Textron, Inc.	9,000	965,700
*	The Advisory Board Co.	1,100	57,277
	The Brink’s Co.	6,100	402,173
	The Dun & Bradstreet Corp.	3,000	300,390
*	The Geo Group, Inc.	3,200	174,400
* #	The Lamson & Sessions Co.	1,500	41,895
	The Manitowoc Co., Inc.	5,200	394,056
* #	Thomas & Betts Corp.	7,700	446,754
	Timken Co.	14,300	502,788
	Titan International, Inc.	3,500	110,390
	Todd Shipyards Corp.	824	16,991
	Toro Co.	3,300	197,439
*	TRC Companies, Inc.	2,526	33,444
	Tredegar Industries, Inc.	4,700	108,617
* #	Trex Co., Inc.	2,200	44,000
	Trinity Industries, Inc.	12,500	577,125
	Triumph Group, Inc.	2,500	165,200
*	TRM Corp.	2,800	3,976
*	Tufco Technologies, Inc.	510	4,106
*	TurboChef Technologies, Inc.	1,700	22,338
	Twin Disc, Inc.	1,200	83,640
*	U.S. Home Systems, Inc.	900	12,942
*	U.S. Xpress Enterprises, Inc. Class A	1,300	18,057
*	UAL Corp.	13,700	537,862
	UAP Holding Corp.	3,604	106,174
*	Ultralife Batteries, Inc.	1,200	11,628
	Union Pacific Corp.	14,410	1,738,999
#	United Industrial Corp.	700	41,930
	United Parcel Service, Inc.	26,337	1,895,474
*	United Rentals, Inc.	13,500	452,925

*	United Stationers, Inc.	4,500	301,905
	United Technologies Corp.	37,935	2,676,314
	Universal Forest Products, Inc.	3,155	151,692
*	Universal Security Instruments, Inc.	266	8,352
*	UQM Technologies, Inc.	1,000	4,030
*	URS Corp.	6,769	340,345
*	US Airways Group, Inc.	5,165	184,132
*	USA Truck, Inc.	200	3,350
* #	USG Corp.	7,100	364,656
	Valmont Industries, Inc.	3,200	225,568
*	Valpey Fisher Corp.	600	3,360
*	Versar, Inc.	1,060	8,745
	Viad Corp.	3,600	159,732
	Vicor Corp.	3,000	35,610
* #	Volt Information Sciences, Inc.	3,750	93,113
	VSE Corp.	400	26,940
	W.W. Grainger, Inc.	6,100	537,105
	Wabash National Corp.	5,500	80,465
	Wabtec Corp.	6,000	234,960
	Walter Industries, Inc.	8,120	261,383
*	Washington Group International, Inc.	4,565	383,460
*	Waste Connections, Inc.	10,715	330,236
	Waste Industries USA, Inc.	2,267	70,708
	Waste Management, Inc.	28,740	1,111,376
	Watsco, Inc. Class A	3,100	195,951
	Watsco, Inc. Class B	300	19,017
	Watson Wyatt & Co. Holdings	5,300	273,321
	Watts Water Technologies, Inc.	3,900	147,810
*	WCA Waste Corp.	3,100	25,978
	Werner Enterprises, Inc.	12,660	244,718
* #	WESCO International, Inc.	6,400	414,848
*	Westaff, Inc.	3,455	18,484
*	Willis Lease Finance Corp.	1,884	21,195
*	Wolverine Tube, Inc.	1,700	3,196
	Woodward Governor Co.	4,300	237,532
*	World Air Holdings, Inc.	241	2,875
* #	YRC Worldwide, Inc.	9,500	381,900
Total Industrials			124,935,333

Information Technology — (12.8%)
* #	24/7 Real Media, Inc.	6,186	72,624
*	3Com Corp.	47,273	221,238
*	Acacia Research-Acacia Technologies	2,400	32,568
* #	Access Integrated Technologies, Inc.	2,200	15,774
*	Actel Corp.	4,300	60,071
*	ActivIdentity Corp.	8,664	38,988
*	Activision, Inc.	15,300	302,787
*	Actuate Corp.	7,400	45,880
	Acxiom Corp.	8,700	241,860
*	Adaptec, Inc.	15,800	64,306
*	ADC Telecommunications, Inc.	18,265	305,939
*	ADDvantage Technologies Group, Inc.	600	2,940

*	Adept Technology, Inc.	400	3,060
*	Adobe Systems, Inc.	21,992	969,407
	Adtran, Inc.	8,800	238,128
*	Advanced Analogic Technologies, Inc.	7,733	68,514
*	Advanced Energy Industries, Inc.	5,600	137,424
* #	Advanced Micro Devices, Inc.	26,700	381,009
* #	Advanced Photonix, Inc.	908	1,616
*	Advent Software, Inc.	3,300	118,965
*	Aehr Test Systems	700	4,235
*	Aeroflex, Inc.	11,410	161,337
*	Aetrium, Inc.	900	4,122
*	Affiliated Computer Services, Inc. Class A	7,400	431,790
*	Agile Software Corp.	7,000	56,140
*	Agilent Technologies, Inc.	32,400	1,236,708
	Agilysys, Inc.	3,200	69,504
*	Airspan Networks, Inc.	10,400	34,320
* #	Akamai Technologies, Inc.	8,300	366,943
*	Alliance Data Systems Corp.	3,900	303,888
*	Alliance Semiconductor Corp.	2,150	10,105
	Altera Corp.	19,020	433,846
	American Software, Inc. Class A	4,022	38,853
*	American Technical Ceramics Corp.	1,874	27,585
*	AMIS Holdings, Inc.	17,700	226,206
*	Amkor Technology, Inc.	15,100	214,722
*	Ampex Corp. Class A	474	7,110
	Amphenol Corp.	10,008	358,086
*	Amtech Systems, Inc.	300	2,403
* #	Anadigics, Inc.	6,100	76,799
	Analog Devices, Inc.	17,020	616,294
*	Analysts International Corp.	1,000	1,890
*	Anaren, Inc.	300	5,238
*	Andrew Corp.	27,310	361,311
* #	Anixter International, Inc.	4,400	324,984
*	Ansoft Corp.	1,700	54,468
*	Answerthink, Inc.	6,900	24,426
*	Ansys, Inc.	4,700	263,952
*	Apple, Inc.	32,024	3,892,837
#	Applied Materials, Inc.	55,343	1,057,051
*	Applied Micro Circuits Corp.	49,137	138,075
*	Applix, Inc.	1,200	18,660
*	Aptimus, Inc.	600	2,946
* #	aQuantive, Inc.	8,580	547,318
* #	Ariba, Inc.	12,865	119,773
*	Arris Group, Inc.	13,051	214,689
*	Arrow Electronics, Inc.	14,501	595,266
*	Art Technology Group, Inc.	16,502	46,866
*	Ascendia Brands, Inc.	1,200	1,824
*	Aspen Technology, Inc.	11,400	169,404
	Astro-Med, Inc.	1,306	15,019
*	Asyst Technologies, Inc.	6,300	45,234
* #	Atari, Inc.	1,469	4,554
*	Atheros Communications	6,501	189,244

*	Atmel Corp.	56,972	318,473
*	ATMI, Inc.	5,700	174,135
*	Authentidate Holding Corp.	1,000	1,530
*	Authorize.Net Holdings, Inc.	4,200	68,712
*	Autobytel, Inc.	7,582	33,058
* #	Autodesk, Inc.	12,900	586,305
	Automatic Data Processing, Inc.	21,870	1,086,939
*	Avanex Corp.	2,600	4,394
*	Avaya, Inc.	44,380	710,080
* #	Avici Systems, Inc.	2,225	20,225
* #	Avid Technology, Inc.	5,910	201,531
*	Aviza Technology, Inc.	1,800	9,882
*	Avnet, Inc.	18,000	771,120
*	Avocent Corp.	8,918	249,972
	AVX Corp.	21,660	389,663
*	Aware, Inc.	3,900	20,631
*	Axcelis Technologies, Inc.	17,594	113,129
*	Axesstel, Inc.	200	300
*	AXT, Inc.	4,167	16,043
* #	Bankrate, Inc.	2,453	106,706
*	BEA Systems, Inc.	18,910	242,994
*	BearingPoint, Inc.	24,600	181,794
	Bel Fuse, Inc. Class A	400	15,196
	Bel Fuse, Inc. Class B	1,400	50,848
*	Bell Microproducts, Inc.	700	4,508
*	Benchmark Electronics, Inc.	9,244	204,385
*	BISYS Group, Inc.	21,100	247,925
	Black Box Corp.	2,800	102,004
* #	Blackboard, Inc.	2,100	86,415
*	Blue Coat Systems, Inc.	1,400	61,586
*	BMC Software, Inc.	11,400	377,796
*	Bookham, Inc.	9,000	19,350
*	Borland Software Corp.	12,067	71,919
*	Bottomline Technologies, Inc.	4,657	59,051
*	Brightpoint, Inc.	6,540	85,936
*	Broadcom Corp.	18,736	572,572
*	Broadridge Financial Solutions, Inc.	5,467	110,652
*	Brocade Communications Systems, Inc.	26,075	239,369
*	Brooks Automation, Inc.	12,953	229,139
*	BSQUARE Corp.	855	4,976
	CA, Inc.	39,500	1,047,935
* #	Cabot Microelectronics Corp.	4,104	137,320
* #	CACI International, Inc. Class A	3,900	201,045
* #	Cadence Design Systems, Inc.	17,800	404,238
*	CalAmp Corp.	4,500	20,160
*	California Micro Devices Corp.	5,100	24,837
*	Callidus Software, Inc.	2,032	15,707
*	CallWave, Inc.	4,812	17,564
	CAM Commerce Solutions, Inc.	400	11,136
*	Captaris, Inc.	5,136	26,450
*	Carrier Access Corp.	5,100	20,298
	Cass Information Systems, Inc.	1,202	39,906

*	Catalyst Semiconductor, Inc.	2,100	7,980
*	Catapult Communications Corp.	2,500	25,325
*	C-COR, Inc.	6,400	93,696
	CDW Corp.	3,800	323,532
*	Centillium Communications, Inc.	3,300	7,260
*	Ceridian Corp.	9,900	350,163
*	CEVA, Inc.	3,100	22,940
* #	CheckFree Corp.	10,308	404,589
*	Checkpoint Systems, Inc.	6,900	172,707
*	Cherokee International Corp.	1,835	8,992
*	Chordiant Software, Inc.	3,360	47,544
*	Ciber, Inc.	1,300	11,583
*	Ciena Corp.	10,185	349,549
*	Ciprico, Inc.	678	5,438
*	Cirrus Logic, Inc.	14,100	109,134
*	Cisco Sytems, Inc.	229,814	6,186,593
* #	Citrix Systems, Inc.	8,800	295,768
*	CNET Networks, Inc.	19,200	174,144
	Cognex Corp.	7,300	171,769
*	Cognizant Technology Solutions Corp.	7,317	574,824
*	Coherent, Inc.	4,044	125,445
	Cohu, Inc.	3,510	71,744
	Comarco, Inc.	900	5,436
* #	CommScope, Inc.	7,400	405,002
	Communications Systems, Inc.	955	9,435
*	Computer Horizons Corp.	4,100	2,911
*	Computer Sciences Corp.	20,210	1,119,634
*	Computer Task Group, Inc.	1,885	8,878
*	Compuware Corp.	53,720	610,259
*	Comtech Telecommunications Corp.	2,800	125,356
*	Comverse Technology, Inc.	10,150	232,638
*	Concur Technologies, Inc.	2,700	53,784
* #	Conexant Systems, Inc.	13,100	16,899
* #	Convera Corp.	4,400	18,744
*	Convergys Corp.	22,826	587,541
*	Corning, Inc.	51,300	1,282,500
*	Covansys Corp.	4,568	154,353
*	CPI International, Inc.	2,419	49,565
*	Credence Systems Corp.	21,000	69,720
* #	Cree, Inc.	7,500	168,750
*	CSG Systems International, Inc.	5,644	156,903
*	CSP, Inc.	400	3,600
	CTS Corp.	1,000	12,020
*	Cyberoptics Corp.	1,561	21,448
*	Cybersource Corp.	2,836	37,265
*	Cymer, Inc.	5,365	215,351
*	Cypress Semiconductor Corp.	19,280	413,942
#	Daktronics, Inc.	2,600	62,296
*	Datalink Corp.	1,200	7,872
	Dataram Corp.	1,000	4,450
*	DealerTrack Holdings, Inc.	5,100	184,059
* #	Dell, Inc.	86,410	2,321,837

*	Delphax Technologies, Inc.	100	112
	Diebold, Inc.	7,700	381,766
*	Digi International, Inc.	3,720	52,266
*	Digimarc Corp.	4,132	38,923
*	Digital Angel Corp.	4,722	8,594
*	Digital River, Inc.	5,200	267,384
* #	Diodes, Inc.	2,750	101,723
*	Ditech Networks, Inc.	6,600	52,800
*	Dot Hill Systems Corp.	8,500	33,915
*	DSP Group, Inc.	3,500	76,265
* #	DST Systems, Inc.	3,304	276,644
*	DTS, Inc.	1,900	43,358
*	Dycom Industries, Inc.	5,818	173,027
*	Dynamics Research Corp.	1,802	23,588
*	EarthLink, Inc.	20,285	167,960
* #	eBay, Inc.	50,201	1,634,545
*	Echelon Corp.	7,569	132,003
*	eCollege.com, Inc.	2,544	56,044
*	EDGAR Online, Inc.	1,600	4,800
*	Edgewater Technology, Inc.	2,640	22,202
*	EFJ, Inc.	3,400	17,952
*	eFunds Corp.	7,369	249,146
*	Electro Scientific Industries, Inc.	5,092	105,150
*	Electroglas, Inc.	3,231	7,011
*	Electronic Arts, Inc.	8,730	426,635
	Electronic Data Systems Corp.	25,500	734,655
*	Electronics for Imaging, Inc.	9,371	267,167
*	eLoyalty Corp.	500	12,665
*	Embarcadero Technologies, Inc.	2,206	15,751
* #	EMC Corp.	82,200	1,388,358
* #	EMCORE Corp.	4,900	23,765
*	EMS Technologies, Inc.	3,100	63,023
*	Emulex Corp.	10,400	230,776
*	Endwave Corp.	1,600	19,696
*	Entegris, Inc.	24,000	276,000
*	Entertainment Distribution Co., Inc.	13,032	27,628
*	Entrust, Inc.	8,900	36,579
*	Epicor Software Corp.	7,479	108,296
*	EPIQ Systems, Inc.	3,100	81,840
*	ePlus, Inc.	1,093	10,646
*	Equinix, Inc.	2,000	174,760
* #	eSpeed, Inc.	4,600	41,860
*	Euronet Worldwide, Inc.	4,355	117,019
*	Evans & Sutherland Computer Corp.	685	1,822
*	Exar Corp.	600	8,154
*	Excel Technology, Inc.	600	16,212
*	Extreme Networks, Inc.	20,695	77,606
*	F5 Networks, Inc.	5,371	436,447
	Factset Research Systems, Inc.	2,400	153,192
	Fair Isaac Corp.	6,800	257,380
*	Fairchild Semiconductor Corp. Class A	19,083	351,509
*	FalconStor Software, Inc.	3,800	41,230

*	Faro Technologies, Inc.	1,604	53,237
*	FEI Co.	4,210	156,191
	Fidelity National Information Services, Inc.	15,116	815,055
* #	Finisar Corp.	23,300	84,579
	First Data Corp.	35,760	1,169,352
*	Fiserv, Inc.	13,900	823,575
*	Flir Systems, Inc.	5,700	235,752
*	FormFactor, Inc.	5,600	222,768
*	Forrester Research, Inc.	2,700	73,224
*	Foundry Networks, Inc.	22,600	363,408
	Frequency Electronics, Inc.	1,400	14,756
*	FSI International, Inc.	3,939	17,135
*	Gartner Group, Inc.	7,500	206,700
*	Gateway, Inc.	43,700	78,223
*	Genesis Microchip, Inc.	2,300	19,964
*	Gerber Scientific, Inc.	3,779	43,118
	Gevity HR, Inc.	2,300	48,300
	Global Payments, Inc.	7,400	296,296
*	Globecomm Systems, Inc.	2,583	35,206
* #	GlobeTel Communications Corp.	2,400	588
*	Goldleaf Financial Solutions, Inc.	4,900	28,861
* #	Google, Inc.	200	99,550
*	Greenfield Online, Inc.	3,800	60,040
*	GSE Systems, Inc.	584	3,942
*	GTSI Corp.	1,900	25,156
*	Harmonic, Inc.	8,800	80,080
	Harris Corp.	4,600	229,632
*	Harris Stratex Networks, Inc. Class A	1,125	19,238
*	Hauppauge Digital, Inc.	1,000	5,540
#	Heartland Payment Systems, Inc.	2,782	70,802
	Henry Jack & Associates, Inc.	10,900	288,305
	Hewlett-Packard Co.	101,599	4,644,090
*	hi/fn, inc.	1,797	10,674
*	Hittite Microwave Corp.	2,100	85,365
*	Hughes Communications, Inc.	2,481	132,858
*	Hutchinson Technology, Inc.	4,100	74,948
*	Hypercom Corp.	6,883	41,642
* #	I.D. Systems, Inc.	1,100	14,894
* #	i2 Technologies, Inc.	2,600	48,776
*	iBasis, Inc.	3,000	31,020
*	Ibis Technology Corp.	900	1,296
*	iGATE Capital Corp.	7,732	55,670
*	ImageWare Systems, Inc.	400	936
	Imation Corp.	5,600	212,296
* #	Imergent, Inc.	900	21,510
*	Immersion Corp.	3,800	46,322
* #	Infocrossing, Inc.	2,910	53,108
*	InFocus Corp.	6,000	14,760
*	Informatica Corp.	6,600	100,716
*	Inforte Corp.	1,200	5,016
	InfoSpace, Inc.	5,000	122,400
*	Ingram Micro, Inc.	25,410	526,495

*	Innodata Isogen, Inc.	4,400	16,588
*	Innovex, Inc.	1,500	2,340
*	Insight Enterprises, Inc.	7,410	164,206
*	InsWeb Corp.	100	692
	Integral Systems, Inc.	2,000	51,200
*	Integrated Device Technology, Inc.	29,420	441,594
*	Integrated Silicon Solution, Inc.	6,700	38,123
	Intel Corp.	215,356	4,774,443
*	Intelli-Check, Inc.	840	5,796
*	Interactive Intelligence, Inc.	1,300	25,584
* #	Interdigital Communications Corp.	3,706	120,630
*	Interlink Electronics, Inc.	200	392
* #	Intermec, Inc.	4,600	113,160
*	Internap Network Services Corp.	4,700	69,607
	International Business Machines Corp.	59,630	6,356,558
*	International Rectifier Corp.	12,008	435,050
*	Internet Capital Group, Inc.	8,120	94,842
*	Interphase Corp.	700	6,671
	Intersil Corp.	16,700	502,670
	Inter-Tel, Inc.	1,000	26,150
*	Intervoice, Inc.	4,700	37,036
*	Interwoven, Inc.	7,437	111,406
*	Intest Corp.	1,100	5,027
*	Intevac, Inc.	2,900	55,941
*	IntriCon Corp.	400	2,800
*	Intuit, Inc.	16,200	494,100
*	INX, Inc.	100	998
*	Iomega Corp.	9,386	40,078
* #	iPass, Inc.	9,100	48,412
* #	Iron Mountain, Inc.	13,900	382,111
*	Iteris, Inc.	3,300	8,085
* #	Itron, Inc.	3,500	236,775
*	Ixia	6,327	58,715
*	IXYS Corp.	6,430	60,121
*	j2 Global Communications, Inc.	3,700	123,321
	Jabil Circuit, Inc.	22,200	510,600
*	Jaco Electronics, Inc.	600	1,464
*	JDA Software Group, Inc.	5,100	92,769
* #	JDS Uniphase Corp.	14,575	190,933
* #	Juniper Networks, Inc.	66,500	1,623,265
* #	Jupitermedia Corp.	2,800	20,160
*	Keane, Inc.	7,300	103,587
	Keithley Instruments, Inc.	2,165	28,730
*	Kemet Corp.	1,900	14,592
*	Key Tronic Corp.	1,400	6,300
*	Keynote Systems, Inc.	4,020	63,516
*	Kintera, Inc.	800	1,368
	KLA-Tencor Corp.	17,983	988,705
* #	Komag, Inc.	3,700	89,762
*	Kopin Corp.	11,500	41,170
*	Kronos, Inc.	4,000	219,160
*	Kulicke & Soffa Industries, Inc.	6,500	62,205

*	KVH Industries, Inc.	2,000	18,580
* #	L-1 Identity Solutions, Inc.	11,804	252,370
* #	Lam Research Corp.	5,600	300,496
*	LaserCard Corp.	800	9,680
*	Lattice Semiconductor Corp.	18,600	98,022
* #	Lawson Software, Inc.	32,112	294,788
*	LeCroy Corp.	2,000	18,400
*	Lexmark International, Inc.	5,506	285,927
#	Linear Technology Corp.	14,500	520,405
*	Lionbridge Technologies, Inc.	4,600	27,646
*	Littlefuse, Inc.	2,700	108,216
*	LogicVision, Inc.	300	246
*	Logility, Inc.	1,176	10,972
*	LoJack Corp.	2,100	46,158
*	LookSmart, Ltd.	5,556	19,002
*	Loral Space & Communications, Inc.	3,500	164,150
*	LSI Corp.	84,112	730,092
*	LTX Corp.	8,100	47,385
* #	Lumera Corp.	1,200	5,712
*	Macrovision Corp.	6,400	178,880
*	Magma Design Automation, Inc.	4,100	60,762
*	Management Network Group, Inc.	1,770	3,452
*	Manhattan Associates, Inc.	3,600	104,616
*	ManTech International Corp. Class A	2,900	92,742
#	Marchex, Inc. Class B	4,400	68,156
*	Mastec, Inc.	10,473	142,328
*	Mattson Technology, Inc.	7,983	78,712
	Maxim Integrated Products, Inc.	16,950	521,213
	Maximus, Inc.	3,400	146,948
* #	Maxwell Technologies, Inc.	1,500	20,610
*	McAfee, Inc.	13,300	488,908
*	Mechanical Technology, Inc.	700	875
*	MEMC Electronic Materials, Inc.	10,916	663,474
*	Mentor Graphics Corp.	7,910	112,797
*	Mercury Computer Systems, Inc.	4,100	53,382
*	Merix Corp.	2,600	19,448
	Mesa Laboratories, Inc.	200	4,930
	Methode Electronics, Inc.	6,200	93,496
	Micrel, Inc.	10,161	126,606
	Microchip Technology, Inc.	8,800	357,104
*	Micron Technology, Inc.	62,561	761,993
*	Micros Systems, Inc.	6,004	333,162
* #	Microsemi Corp.	8,300	191,315
	Microsoft Corp.	364,000	11,163,880
*	MicroStrategy, Inc.	602	62,500
*	Microtune, Inc.	10,100	51,611
* #	Midway Games, Inc.	5,200	32,812
* #	Mindspeed Technologies, Inc.	8,500	18,530
*	MIPS Technologies, Inc.	5,600	49,504
*	MIVA, Inc.	4,100	22,837
*	MKS Instruments, Inc.	9,710	264,598
* #	Mobility Electronics, Inc.	4,099	12,420

*	Mobius Management Systems, Inc.	1,900	19,000
	Mocon, Inc.	847	9,910
*	Moldflow Corp.	1,457	32,229
	Molex, Inc.	8,100	240,894
	Molex, Inc. Class A	10,000	267,500
	MoneyGram International, Inc.	7,600	221,464
*	Monolithic Power Systems	3,578	60,540
* #	MoSys, Inc.	4,400	35,420
	Motorola, Inc.	69,903	1,271,536
*	MPS Group, Inc.	13,220	181,775
*	MRV Communications, Inc.	20,200	66,458
*	MSC.Software Corp.	7,166	95,021
	MTS Systems Corp.	2,453	107,711
* #	Multi-Fineline Electronix, Inc.	1,400	23,912
*	Nanometrics, Inc.	600	3,714
*	Napco Security Systems, Inc.	4,275	25,351
*	Napster, Inc.	7,000	26,250
	National Instruments Corp.	9,600	302,592
	National Semiconductor Corp.	12,781	344,065
*	NAVTEQ Corp.	10,900	466,847
*	NCR Corp.	12,500	670,875
*	NeoMagic Corp.	600	1,974
*	NEON Communications Group, Inc.	7,821	38,479
*	Neoware Systems, Inc.	3,700	44,881
*	NETGEAR, Inc.	3,800	141,778
* #	Netlogic Microsystems, Inc.	2,600	80,184
*	NetManage, Inc.	800	4,024
*	NetRatings, Inc.	3,860	80,906
*	NetScout Systems, Inc.	5,730	46,356
* #	Network Appliance, Inc.	14,014	451,111
*	Network Engines, Inc.	4,876	9,264
*	Network Equipment Technologies, Inc.	3,800	39,710
*	Newport Corp.	8,365	124,806
	NIC, Inc.	7,986	45,121
*	NMS Communications Corp.	1,800	3,240
*	Novatel Wireless, Inc.	6,500	150,995
*	Novell, Inc.	54,773	428,325
* #	Novellus Systems, Inc.	13,900	426,591
*	Nu Horizons Electronics Corp.	3,200	38,720
* #	Nuance Communications, Inc.	22,400	374,752
*	NumereX Corp. Class A	1,142	11,934
*	Nvidia Corp.	16,103	558,291
	O.I. Corp.	200	2,480
* #	OmniVision Technologies, Inc.	3,500	56,700
*	ON Semiconductor Corp.	39,600	425,304
*	Online Resources Corp.	3,100	38,533
*	Onvia, Inc.	500	4,175
*	Openwave Systems, Inc.	14,600	150,380
*	Oplink Communications, Inc.	3,200	56,256
*	OPNET Technologies, Inc.	3,000	33,810
*	Opsware, Inc.	6,400	57,920
*	Optical Cable Corp.	100	529

*	Optical Communication Products, Inc.	1,900	2,831
*	Oracle Corp.	198,535	3,847,608
*	OSI Systems, Inc.	1,700	45,509
*	Overland Storage, Inc.	1,300	3,848
*	OYO Geospace Corp.	581	43,900
*	Packeteer, Inc.	3,500	35,910
* #	Palm, Inc.	17,718	288,626
*	PAR Technology Corp.	2,996	27,833
*	Parametric Technology Corp.	14,792	276,315
	Park Electrochemical Corp.	3,100	86,335
* #	Parkervision, Inc.	1,605	16,788
*	Paxar Corp.	6,710	202,978
	Paychex, Inc.	14,754	596,062
*	PC Connection, Inc.	3,626	41,844
*	PC-Tel, Inc.	4,000	39,040
*	PDF Solutions, Inc.	2,100	20,727
	Pegasystems, Inc.	6,328	68,026
*	Perceptron, Inc.	400	3,632
*	Perficient, Inc.	2,800	58,800
*	Performance Technologies, Inc.	1,700	8,738
*	Pericom Semiconductor Corp.	4,400	48,224
*	Perot Systems Corp.	18,614	317,927
*	Pervasive Software, Inc.	3,518	15,479
*	Phoenix Technologies, Ltd.	2,650	21,783
*	Photon Dynamics, Inc.	2,400	26,280
*	Photronics, Inc.	8,000	117,600
*	Pinnacle Data Systems, Inc.	100	215
*	Planar Systems, Inc.	2,600	18,850
*	PlanetOut, Inc.	1,500	2,055
	Plantronics, Inc.	7,880	191,484
*	PLATO Learning, Inc.	3,092	14,347
*	Plexus Corp.	5,670	124,797
*	PLX Technology, Inc.	2,300	25,047
* #	PMC-Sierra, Inc.	25,770	198,687
*	Polycom, Inc.	10,700	339,404
*	Power Integrations, Inc.	1,300	37,050
* #	Powerwave Technologies, Inc.	21,137	134,854
* #	Presstek, Inc.	6,222	42,621
	Printronix, Inc.	1,006	13,269
*	Progress Software Corp.	4,900	161,014
	QAD, Inc.	4,087	34,004
*	QLogic Corp.	17,700	301,962
	Qualcomm, Inc.	61,923	2,659,593
#	Quality Systems, Inc.	2,100	85,995
*	Qualstar Corp.	1,308	4,225
*	Quantum Corp.	34,250	105,833
*	Quest Software, Inc.	17,310	298,078
*	QuickLogic Corp.	5,275	15,139
*	Quovadx, Inc.	5,629	17,506
*	Radiant Systems, Inc.	4,000	53,840
*	RadiSys Corp.	2,700	36,504
*	Radyne Corp.	2,400	22,272

*	RAE Systems, Inc.	5,500	13,915
*	Rambus, Inc.	7,500	141,600
*	Ramtron International Corp.	3,396	11,580
*	RealNetworks, Inc.	23,140	195,996
*	Red Hat, Inc.	9,900	243,144
*	Relm Wireless Corp.	1,500	6,690
	REMEC, Inc.	400	600
#	Renaissance Learning, Inc.	1,785	21,009
* #	RF Micro Devices, Inc.	33,638	219,656
*	RF Monolithics, Inc.	900	4,725
	Richardson Electronics, Ltd.	1,900	18,145
*	RightNow Technologies, Inc.	2,100	32,718
*	Rimage Corp.	1,419	39,704
*	Rofin-Sinar Technologies, Inc.	2,100	141,750
*	Rogers Corp.	2,200	88,528
*	Rudolph Technologies, Inc.	4,510	72,340
*	S1 Corp.	8,200	67,240
*	Saba Software, Inc.	3,004	18,054
*	Safeguard Scientifics, Inc.	23,650	62,200
* #	Salesforce.com, Inc.	6,000	283,500
* #	Sandisk Corp.	15,800	688,090
*	Sanmina-SCI Corp.	89,700	320,229
*	Sapient Corp.	15,812	118,590
* #	SatCon Technology Corp.	400	468
*	SAVVIS, Inc.	4,800	240,912
*	ScanSource, Inc.	1,900	55,062
*	Scientific Learning Corp.	1,436	9,147
*	SCM Microsystems, Inc.	2,923	11,604
*	Seachange International, Inc.	5,000	45,000
#	Seagate Technology	777	15,998
*	Secure Computing Corp.	16,100	122,682
*	Selectica, Inc.	900	1,746
*	Semitool, Inc.	4,610	45,823
*	Semtech Corp.	12,672	210,989
*	SI International, Inc.	2,000	63,100
*	Sigma Designs, Inc.	1,800	50,274
*	Silicon Image, Inc.	6,600	55,308
*	Silicon Laboratories, Inc.	6,600	228,492
*	Silicon Storage Technology, Inc.	17,936	70,847
*	Sirenza Microdevices, Inc.	6,436	68,222
*	Skyworks Solutions, Inc.	28,500	202,065
*	SM&A	2,025	14,135
*	Smith Micro Software, Inc.	3,300	51,909
*	SoftBrands, Inc.	3,400	6,800
*	Solectron Corp.	150,110	510,374
*	Sonic Foundry, Inc.	1,800	4,320
*	Sonic Solutions, Inc.	4,100	52,890
*	SonicWALL, Inc.	9,560	78,966
*	Sonus Networks, Inc.	22,200	192,474
*	SourceForge, Inc.	4,939	21,880
*	Spectrum Control, Inc.	2,600	37,544
*	SPSS, Inc.	2,400	105,624

*	SRA International, Inc.	5,200	132,028
*	SRS Labs, Inc.	1,600	23,856
*	Staktek Holdings, Inc.	7,300	20,148
*	Standard Microsystems Corp.	4,004	124,204
	StarTek, Inc.	1,900	19,836
*	STEC, Inc.	5,460	33,852
*	Stratasys, Inc.	1,300	62,595
*	Stratos International, Inc.	600	4,704
*	SumTotal Systems, Inc.	4,200	33,264
*	Sun Microsystems, Inc.	133,748	682,115
*	Sunair Electronics, Inc.	400	1,384
*	Sunrise Telecom, Inc.	500	1,475
*	Supertex, Inc.	1,700	57,001
*	SupportSoft, Inc.	8,300	47,310
*	Sybase, Inc.	13,500	324,810
*	Sycamore Networks, Inc.	48,600	180,792
*	Sykes Enterprises, Inc.	5,800	112,984
* #	Symantec Corp.	45,600	911,544
*	Symmetricom, Inc.	9,700	78,861
*	Synaptics, Inc.	3,200	100,992
*	SYNNEX Corp.	5,300	108,544
*	Synopsys, Inc.	17,790	471,791
*	Synplicity, Inc.	3,831	24,672
	Syntel, Inc.	3,090	106,976
* #	Take-Two Interactive Software, Inc.	12,500	257,375
*	Tech Data Corp.	6,300	232,218
	Technitrol, Inc.	6,700	176,478
*	Technology Solutions Co.	294	2,140
*	TechTeam Global, Inc.	1,366	18,004
*	Tekelec	10,700	160,500
	Tektronix, Inc.	12,749	385,912
*	TeleCommunication Systems, Inc.	5,600	29,176
* #	Telkonet, Inc.	4,700	9,541
*	Tellabs, Inc.	46,327	507,281
*	Telular Corp.	4,261	17,513
*	Teradyne, Inc.	30,622	521,186
*	Terayon Communication Systems, Inc.	1,200	2,118
*	Terremark Worldwide, Inc.	2,755	20,359
*	Tessco Technologies, Inc.	1,356	33,927
*	Tessera Technologies, Inc.	3,459	157,281
	Texas Instruments, Inc.	53,800	1,902,368
	TheStreet.com, Inc.	2,300	26,772
*	Think Partnership, Inc.	9,745	29,235
*	THQ, Inc.	8,100	276,210
*	TIBCO Software, Inc.	35,588	321,004
*	Tier Technologies, Inc. Class B	500	4,615
	TNS, Inc.	3,000	35,610
*	Tollgrade Communications, Inc.	2,700	29,835
#	Total System Services, Inc.	9,558	317,230
*	Track Data Corp.	1,200	3,732
*	Transact Technologies, Inc.	1,100	6,974
* #	Transaction Systems Architects, Inc.	4,400	149,820

*	Transmeta Corp.	2,600	936
* #	Transwitch Corp.	2,028	3,488
*	Travelzoo, Inc.	700	18,046
*	Trident Microsystems, Inc.	4,300	87,720
*	Trimble Navigation, Ltd.	12,900	376,551
#	Trio-Tech International	255	4,891
*	Triquint Semiconductor, Inc.	23,781	125,564
	TSR, Inc.	400	1,572
*	TTM Technologies, Inc.	5,200	57,512
*	Tumbleweed Communications Corp.	7,256	20,462
*	Tyler Technologies, Inc.	5,300	64,289
*	Ulticom, Inc.	5,536	47,886
*	Ultimate Software Group, Inc.	1,800	50,922
*	Ultra Clean Holdings, Inc.	3,800	52,516
*	Ultratech, Inc.	3,678	49,101
*	Unisys Corp.	51,525	428,688
	United Online, Inc.	7,710	131,533
* #	Universal Display Corp.	1,400	21,854
* #	UTStarcom, Inc.	21,100	152,131
*	ValueClick, Inc.	12,708	398,142
* #	Varian Semiconductor Equipment Associates, Inc.	12,165	512,755
*	Veeco Instruments, Inc.	4,710	85,345
*	VendingData Corp.	1,500	4,455
*	Verigy, Ltd.	1,334	38,166
*	Verint Systems, Inc.	3,500	105,175
*	VeriSign, Inc.	16,900	504,127
*	Viasat, Inc.	3,400	110,126
*	Vicon Industries, Inc.	600	5,460
*	Video Display Corp.	1,100	8,679
*	Vignette Corp.	5,300	98,633
*	Virage Logic Corp.	2,843	20,413
*	Vishay Intertechnology, Inc.	27,310	486,664
*	Visual Sciences, Inc.	2,300	37,421
*	Vyyo, Inc.	1,900	11,039
* #	Wave Systems Corp. Class A	2,100	4,515
*	Web.com, Inc.	1,800	8,946
*	webMethods, Inc.	6,800	62,560
*	Websense, Inc.	3,106	69,885
*	Website Pros, Inc.	3,100	28,768
*	Westell Technologies, Inc.	9,040	24,589
*	Western Digital Corp.	26,193	492,690
	Western Union Co.	15,489	347,728
*	White Electronics Designs Corp.	4,040	23,594
*	Wind River Systems, Inc.	10,700	113,527
*	Wireless Telecom Group, Inc.	3,716	10,219
*	Wireless Xcessories Group, Inc.	360	968
*	WJ Communications, Inc.	2,000	3,500
*	Wright Express Corp.	2,800	98,196
*	Xerox Corp.	50,650	955,766
#	Xilinx, Inc.	22,700	646,496
	X-Rite, Inc.	4,615	69,040
*	Yahoo!, Inc.	50,558	1,451,015

* #	Zebra Technologies Corp. Class A	9,200	369,012
*	Zhone Technologies, Inc.	2,800	4,032
*	ZILOG, Inc.	2,100	12,600
* #	Zix Corp.	200	368
*	Zoran Corp.	8,420	169,495
*	Zygo Corp.	3,050	46,116
Total Information Technology			146,716,277

Materials — (4.0%)
*	AEP Industries, Inc.	500	22,320
	Air Products & Chemicals, Inc.	8,265	644,587
	Airgas, Inc.	12,269	523,150
*	AK Steel Holding Corp.	6,000	208,320
	Albemarle Corp.	11,700	475,488
	Alcoa, Inc.	46,850	1,933,968
#	Allegheny Technologies, Inc.	5,314	614,245
	AMCOL International Corp.	3,700	92,019
*	American Pacific Corp.	1,005	16,552
	American Vanguard Corp.	3,466	47,796
	Aptargroup, Inc.	11,548	433,743
	Arch Chemicals, Inc.	4,100	144,156
	Ashland, Inc.	7,365	444,257
*	Atlantis Plastics, Inc.	600	2,568
	Balchem Corp.	1,485	26,195
#	Ball Corp.	5,100	282,336
	Bemis Co., Inc.	17,075	574,232
#	Bowater, Inc.	4,300	89,397
*	Brush Engineered Materials, Inc.	2,000	107,300
*	Buckeye Technologies, Inc.	3,200	45,504
	Cabot Corp.	9,232	445,998
#	Calgon Carbon Corp.	6,100	61,793
*	Caraustar Industries, Inc.	3,800	22,534
	Carpenter Technology Corp.	3,500	463,995
	Castle (A.M.) & Co.	2,800	103,600
* #	Century Aluminum Co.	3,853	217,078
	Chaparral Steel Co.	6,700	490,440
	Chemtura Corp.	39,900	434,511
	Chesapeake Corp.	3,200	42,784
#	Cleveland-Cliffs, Inc.	6,000	529,740
* #	Coeur d’Alene Mines Corp.	26,500	95,665
	Commercial Metals Co.	12,200	428,830
	Compass Minerals International, Inc.	3,952	134,961
*	Constar International, Inc.	1,500	10,290
*	Continental Materials Corp.	100	2,975
*	Core Molding Technologies, Inc.	1,400	10,080
*	Crown Holdings, Inc.	19,900	496,107
	Cytec Industries, Inc.	7,662	455,506
	Deltic Timber Corp.	1,400	75,544
*	Domtar Corp.	25,241	275,127
	Dow Chemical Co.	51,580	2,340,700
	DuPont (E.I.) de Nemours & Co., Inc.	36,600	1,914,912
	Eagle Materials, Inc.	5,686	285,267

	Eastman Chemical Co.	9,800	648,368
	Ecolab, Inc.	13,100	565,265
#	Empire Resources, Inc.	1,300	13,299
	Ferro Corp.	7,000	166,390
	Florida Rock Industries, Inc.	5,300	360,718
* #	Flotek Industries, Inc.	914	47,528
	FMC Corp.	4,200	351,372
#	Freeport-McMoRan Copper & Gold, Inc. Class B	13,412	1,055,524
	Friedman Industries, Inc.	1,100	10,516
#	Georgia Gulf Corp.	3,310	57,131
	Gibraltar Industries, Inc.	4,600	99,084
	Glatfelter (P.H.) Co.	1,100	14,949
*	Graphic Packaging Corp.	33,467	165,327
	Greif, Inc. Class A	2,800	155,848
	Greif, Inc. Class B	2,436	123,749
	H.B. Fuller Co.	9,512	259,202
	Hawkins, Inc.	1,859	27,513
*	Headwaters, Inc.	7,400	145,928
*	Hecla Mining Co.	15,418	123,344
*	Hercules, Inc.	13,900	261,737
*	ICO, Inc.	2,500	21,775
*	Idaho General Mines, Inc.	1,600	9,600
*	Innophos Holdings, Inc.	900	13,824
	International Flavors & Fragrances, Inc.	4,900	251,517
	International Paper Co.	24,010	940,472
*	Kaiser Aluminum Corp.	2,735	208,544
*	KMG Chemicals, Inc.	1,060	14,787
	Kronos Worldwide, Inc.	6,077	190,271
*	Landec Corp.	3,500	47,705
	Louisiana-Pacific Corp.	17,300	354,650
* #	LSB Industries, Inc.	2,300	47,380
	Lubrizol Corp.	10,814	710,696
	Lyondell Chemical Co.	29,273	1,088,077
#	Martin Marietta Materials, Inc.	2,200	341,968
*	Material Sciences Corp.	2,317	24,607
*	Maxxam, Inc.	661	19,334
	MeadWestavco Corp.	21,516	753,060
	Metal Management, Inc.	3,300	159,786
	Minerals Technologies, Inc.	3,200	203,552
*	Mines Management, Inc.	600	2,448
*	Mod-Pac Corp.	400	3,952
	Monsanto Co.	20,339	1,252,882
	Myers Industries, Inc.	5,506	122,068
*	Nanophase Technologies Corp.	700	4,438
	Nevada Chemicals, Inc.	645	6,805
	NewMarket Corp.	2,200	105,270
	Newmont Mining Corp.	22,770	926,284
	NL Industries, Inc.	8,100	86,670
	NN, Inc.	2,430	30,569
*	Northern Technologies International Corp.	400	3,560
*	Northwest Pipe Co.	1,579	57,002
	Nucor Corp.	11,210	757,123

	Olin Corp.	11,914	241,139
	Olympic Steel, Inc.	1,500	50,325
*	OM Group, Inc.	5,161	322,614
*	OMNOVA Solutions, Inc.	6,100	34,221
*	Owens-Illinois, Inc.	14,700	499,800
	Packaging Corp. of America	13,200	341,352
*	Pactiv Corp.	6,567	223,081
	Penford Corp.	1,800	34,362
*	Pioneer Companies, Inc.	1,900	65,398
*	PolyOne Corp.	11,920	84,990
	PPG Industries, Inc.	11,830	901,328
	Praxair, Inc.	12,671	862,768
	Quaker Chemical Corp.	2,070	49,577
	Quanex Corp.	5,859	280,880
*	Ready Mix, Inc.	100	1,320
	Reliance Steel & Aluminum Co.	11,826	725,762
*	Rock of Ages Corp.	500	2,485
	Rock-Tenn Co. Class A	6,600	230,472
*	Rockwood Holdings, Inc.	11,565	371,121
#	Rohm & Haas Co.	26,050	1,380,911
	Royal Gold, Inc.	3,504	94,398
	RPM International, Inc.	13,097	297,564
*	RTI International Metals, Inc.	2,905	257,819
	Ryerson, Inc.	600	22,758
	Schnitzer Steel Industries, Inc. Class A	3,581	194,090
	Schulman (A.), Inc.	2,800	67,732
	Schweitzer-Maudoit International, Inc.	2,800	84,112
	Scotts Miracle-Gro Co. Class A	8,331	383,559
#	Sealed Air Corp.	13,120	423,776
	Sensient Technologies Corp.	8,100	210,924
	Sigma-Aldrich Corp.	6,420	277,858
	Silgan Holdings, Inc.	4,500	259,740
*	Smurfit-Stone Container Corp.	40,200	519,786
	Spartech Corp.	5,300	142,040
	Steel Dynamics, Inc.	9,361	439,031
	Steel Technologies, Inc.	1,700	50,949
	Stepan Co.	1,800	55,062
*	Stillwater Mining Co.	15,020	190,754
*	Symyx Technologies, Inc.	2,700	28,323
	Synalloy Corp.	807	30,150
	Temple-Inland, Inc.	9,720	612,360
*	Terra Industries, Inc.	11,220	217,556
	Texas Industries, Inc.	3,169	275,640
*	The Mosaic Co.	1,600	56,208
* #	Titanium Metals Corp.	13,216	457,274
	Tronox, Inc. Class B	983	13,683
*	U.S. Concrete, Inc.	6,700	59,228
*	U.S. Gold Corp.	6,000	32,280
*	United States Lime & Minerals, Inc.	634	21,993
	United States Steel Corp.	8,920	1,009,387
*	Universal Stainless & Alloy Products, Inc.	1,200	50,364
	Valhi, Inc.	14,064	216,164

	Valspar Corp.	16,583	479,083
	Vulcan Materials Co.	4,600	550,574
	Wausau Paper Corp.	8,610	117,871
	Wellman, Inc.	6,000	21,120
	Westlake Chemical Corp.	7,416	208,019
	Weyerhaeuser Co.	11,445	938,032
*	Wheeling-Pittsburgh Corp.	2,400	52,800
*	Williams Industries, Inc.	100	215
	Worthington Industries, Inc.	14,410	304,195
* #	Zoltek Companies, Inc.	1,834	69,050
Total Materials			45,977,465

Real Estate Investment Trusts — (0.0%)
#	Capitalsource, Inc.	4,262	112,091

Telecommunication Services — (3.0%)
	Alaska Communications Systems Group, Inc.	4,969	78,411
	Alltel Corp.	19,067	1,306,471
* #	American Tower Corp.	16,865	728,231
*	Arbinet-thexchange, Inc.	4,700	29,281
	AT&T, Inc.	331,455	13,702,350
*	Boston Communications Group, Inc.	1,000	1,840
*	Cbeyond, Inc.	1,900	67,222
*	Centennial Communications Corp.	13,187	134,376
	CenturyTel, Inc.	14,210	702,258
*	Cincinnati Bell, Inc.	30,200	176,066
	Citizens Communications Co.	22,431	355,531
*	Cogent Communications Group, Inc.	5,800	166,460
	Consolidated Communications Holdings, Inc.	3,257	69,244
* #	Crown Castle International Corp.	12,715	468,166
	CT Communications, Inc.	3,300	103,587
	D&E Communications, Inc.	2,584	42,145
*	Dobson Communications Corp.	21,130	224,612
	Embarq Corp.	3,350	215,271
*	Eschelon Telecom, Inc.	1,800	53,244
	FairPoint Communications, Inc.	4,300	77,400
* #	FiberTower Corp.	6,400	26,624
*	General Communications, Inc. Class A	8,210	108,783
	Hickory Tech Corp.	1,741	14,172
	IDT Corp.	200	2,410
	IDT Corp. Class B	8,110	100,888
* #	InPhonic, Inc.	4,600	40,296
	Iowa Telecommunications Services, Inc.	100	2,249
*	LCC International, Inc. Class A	3,400	12,750
*	Leap Wireless International, Inc.	5,400	461,484
* #	Level 3 Communications, Inc.	79,128	460,525
*	Moscow CableCom Corp.	800	10,128
*	NeuStar, Inc.	5,500	159,830
* #	NII Holdings, Inc.	8,361	681,171
	North Pittsburgh Systems, Inc.	1,300	25,727
*	PAETEC Holding Corp.	10,987	127,999
*	Premiere Global Services, Inc.	10,000	126,700

	Price Communications Corp.	5,700	133,095
* #	Qwest Communications International, Inc.	54,700	562,863
*	Rural Cellular Corp. Class A	1,900	62,605
*	SBA Communications Corp.	7,800	250,614
	Shenandoah Telecommunications Co.	1,202	59,379
	Sprint Nextel Corp.	149,855	3,424,187
	SureWest Communications	2,300	59,248
*	Syniverse Holdings, Inc.	600	7,680
	Telephone & Data Systems, Inc.	6,163	381,490
	Telephone & Data Systems, Inc. Special Shares	6,906	400,548
*	Time Warner Telecom, Inc.	6,600	127,776
*	United States Cellular Corp.	6,543	519,318
	USA Mobility, Inc.	4,484	103,177
	Verizon Communications, Inc.	154,532	6,726,778
	Warwick Valley Telephone Co.	804	11,047
	Windstream Corp.	12,379	185,933
*	Wireless Facilities, Inc.	4,500	7,380
*	Xeta Corp.	1,182	3,546
Total Telecommunication Services			34,090,566

Utilities — (3.2%)
*	AES Corp.	24,994	593,108
	AGL Resources, Inc.	9,800	418,068
*	Allegheny Energy, Inc.	7,279	388,626
	ALLETE, Inc.	3,800	182,400
	Alliant Energy Corp.	4,700	203,040
	Ameren Corp.	11,561	613,542
	American Electric Power Co., Inc.	14,893	709,354
	American States Water Co.	2,100	75,663
#	Aqua America, Inc.	16,067	367,292
*	Aquila, Inc.	42,600	181,902
	Artesian Resources Corp. Class A	573	11,242
	Atmos Energy Corp.	11,400	369,246
	Avista Corp.	6,400	149,888
	BIW, Ltd.	200	3,210
	Black Hills Corp.	4,700	192,653
*	Cadiz, Inc.	900	20,196
	California Water Service Group	2,500	93,075
	Cascade Natural Gas Corp.	1,400	36,862
	CenterPoint Energy, Inc.	16,816	318,327
	Central Vermont Public Service Corp.	1,500	54,660
	CH Energy Group, Inc.	1,800	85,248
	Chesapeake Utilities Corp.	1,047	36,446
	Cleco Corp.	7,200	194,256
#	CMS Energy Corp.	27,900	509,175
	Connecticut Water Services, Inc.	1,500	35,940
#	Consolidated Edison, Inc.	14,323	699,249
	Constellation Energy Group	1,100	100,947
	Delta Natural Gas Co., Inc.	400	10,220
#	Dominion Resources, Inc.	13,142	1,164,250
#	DPL, Inc.	14,200	433,242
	DTE Energy Co.	9,359	494,904

	Duke Energy Corp.	47,122	920,764
	Duquesne Light Holdings, Inc.	4,900	99,029
*	Dynegy, Inc.	32,105	310,776
	Edison International	12,191	710,370
*	El Paso Electric Co.	5,700	155,097
	Empire District Electric Co.	4,000	94,360
	Energen Corp.	6,500	382,980
	Energy East Corp.	18,400	444,728
	Energy West, Inc.	200	2,980
	EnergySouth, Inc.	903	44,093
	Entergy Corp.	7,457	841,895
*	Environmental Power Corp.	700	5,460
	Equitable Resources, Inc.	6,320	328,766
	Exelon Corp.	25,480	1,987,440
	FirstEnergy Corp.	12,201	844,675
	Florida Public Utilities Co.	500	6,200
	FPL Group, Inc.	15,440	987,079
#	Great Plains Energy, Inc.	10,200	317,424
	Hawaiian Electric Industries, Inc.	7,600	186,200
	IDACORP, Inc.	4,900	162,729
	Integrys Energy Group, Inc.	4,155	232,265
	KeySpan Corp.	200	8,334
	Laclede Group, Inc.	2,700	84,132
*	Maine & Maritimes Corp.	200	5,436
	MDU Resources Group, Inc.	10,065	305,070
	MGE Energy, Inc.	2,600	88,192
	Middlesex Water Co.	2,747	52,742
*	Mirant Corp.	31,100	1,443,040
	National Fuel Gas Co.	10,655	485,442
	New Jersey Resources Corp.	4,700	257,466
	Nicor, Inc.	5,500	258,225
	NiSource, Inc.	14,414	320,135
	Northeast Utilities, Inc.	7,600	231,116
	Northwest Natural Gas Co.	3,400	169,422
* #	NRG Energy, Inc.	16,700	1,467,763
	NSTAR	13,300	463,239
#	OGE Energy Corp.	11,200	413,504
	Oneok, Inc.	5,555	300,526
	Otter Tail Corp.	3,700	120,990
#	Pepco Holdings, Inc.	10,030	299,496
#	PG&E Corp.	13,163	648,409
#	Piedmont Natural Gas Co.	9,500	252,130
	Pinnacle West Capital Corp.	5,055	234,704
#	PNM Resources, Inc.	9,700	286,247
* #	Portland General Electric Co.	7,800	228,852
	PPL Corp.	14,710	676,072
	Progress Energy, Inc.	13,373	669,854
	Puget Energy, Inc.	14,600	368,066
#	Questar Corp.	6,630	716,106
*	Reliant Energy, Inc.	41,300	1,058,106
	RGC Resources, Inc.	200	5,470
	SCANA Corp.	6,147	260,571

SEMCO Energy, Inc.	5,200	40,144
Sempra Energy	10,050	616,266
* Sierra Pacific Resources	19,000	360,240
SJW Corp.	2,700	87,129
South Jersey Industries, Inc.	4,800	186,576
Southern Co.	28,055	1,010,261
Southern Union Co.	11,100	386,280
Southwest Gas Corp.	5,400	206,064
Southwest Water Co.	3,120	40,622
TECO Energy, Inc.	26,816	470,889
TXU Corp.	11,750	792,538
UGI Corp.	13,000	374,400
UIL Holdings Corp.	2,833	92,922
Unisource Energy Corp.	4,610	168,403
Unitil Corp.	952	26,751
Vectren Corp.	10,100	292,496
Westar Energy, Inc.	10,600	281,006
WGL Holdings, Inc.	6,100	215,147
Wisconsin Energy Corp.	6,506	315,086
Xcel Energy, Inc.	21,411	491,382
York Water Co.	1,255	23,042
Total Utilities		36,468,042
TOTAL COMMON STOCKS		1,016,235,495

RIGHTS/WARRANTS — (0.0%)
* Caliper Life Sciences, Inc. Warrants 08/10/11	157	216
* DOV Pharmaceutical, Inc. Warrants 12/31/09	110	—
TOTAL RIGHTS/WARRANTS		216

TEMPORARY CASH INVESTMENTS — (0.7%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	8,258,202	8,258,202

	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (10.6%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $130,291,318 FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 06/01/22 to 08/01/36, valued at $117,156,564) to be repurchased at $113,761,014	$113,744	113,744,237
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $7,350,000 FHLB 4.875%, 11/18/11, valued at $7,280,252) to be repurchased at $7,053,503	7,052	7,052,463
TOTAL SECURITIES LENDING COLLATERAL		120,796,700

TOTAL INVESTMENTS — (100.0%) (Cost $1,009,616,392)		$1,145,290,613

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

		Shares	Value†

COMMON STOCKS — (85.0%)
Consumer Discretionary — (12.5%)
*	1-800 CONTACTS, Inc.	5,432	$107,717
*	1-800-FLOWERS.COM, Inc.	13,395	118,814
*	4Kids Entertainment, Inc.	6,000	101,460
*	99 Cents Only Stores	38,500	540,540
*	A.C. Moore Arts & Crafts, Inc.	11,116	252,889
	Aaron Rents, Inc.	22,700	651,036
	Aaron Rents, Inc. Class A	2,244	57,671
	Abercrombie & Fitch Co.	6,200	512,430
	Acme Communications, Inc.	9,330	51,315
	Acme United Corp.	1,402	20,469
*	ACR Group, Inc.	4,817	22,351
	Advance Auto Parts, Inc.	5,700	236,094
* #	Aeropostale, Inc.	8,153	377,484
*	AFC Enterprises, Inc.	11,000	214,170
*	Aftermarket Technology Corp.	12,344	369,950
	Aldila, Inc.	2,818	43,707
*	All American Semiconductor, Inc.	100	31
*	Alloy, Inc.	6,760	76,794
* #	Amazon.com, Inc.	9,959	688,565
	Ambassadors Group, Inc.	4,600	157,688
#	Ambassadors International, Inc.	5,007	162,177
	American Axle & Manufacturing Holdings, Inc.	29,100	838,662
*	American Biltrite, Inc.	500	4,600
	American Eagle Outfitters, Inc.	11,950	322,650
	American Greetings Corp. Class A	29,700	778,437
* #	America’s Car-Mart, Inc.	7,500	102,450
	Ameristar Casinos, Inc.	28,073	833,768
*	AnnTaylor Stores Corp.	19,600	766,164
* #	Apollo Group, Inc. Class A	6,944	333,104
	Applebees International, Inc.	26,500	694,300
	Arbitron, Inc.	7,553	395,475
	Arctic Cat, Inc.	7,960	152,354
	Ark Restaurants Corp.	2,168	75,663
#	ArvinMeritor, Inc.	34,000	709,920
	Asbury Automotive Group, Inc.	20,072	547,564
* #	Audible, Inc.	12,936	129,619
*	Audiovox Corp. Class A	1,100	14,773
*	AutoNation, Inc.	73,208	1,619,361
*	Autozone, Inc.	4,900	630,287
* #	Avatar Holdings, Inc.	5,328	439,720
*	Bakers Footwear Group, Inc.	2,149	18,374

*	Ballantyne of Omaha, Inc.	6,662	41,637
*	Bally Technologies, Inc.	13,500	366,795
* #	Bally Total Fitness Holding Corp.	1,100	880
#	Bandag, Inc.	2,600	131,950
	Bandag, Inc. Class A	1,587	80,540
	Barnes & Noble, Inc.	32,722	1,399,520
*	Barry (R.G.) Corp.	5,567	60,625
	Bassett Furniture Industries, Inc.	600	8,610
	Beasley Broadcast Group, Inc.	5,114	43,929
#	Beazer Homes USA, Inc.	13,772	492,624
	Bebe Stores, Inc.	25,700	462,086
*	Bed Bath and Beyond, Inc.	15,000	609,900
	Belo Corp. Class A	43,729	972,096
*	Benihana, Inc.	994	32,434
*	Benihana, Inc. Class A	4,206	135,980
	Best Buy Co., Inc.	16,068	775,924
	Big 5 Sporting Goods Corp.	5,400	136,566
* #	Big Dog Holdings, Inc.	4,614	79,684
* #	Big Lots, Inc.	44,275	1,394,662
*	BJ’s Restaurants, Inc.	14,770	299,092
#	Black & Decker Corp.	5,000	472,150
#	Blockbuster, Inc. Class A	62,922	278,115
*	Blockbuster, Inc. Class B	32,303	133,088
*	Blue Nile, Inc.	200	11,494
*	Bluegreen Corp.	1,300	15,522
	Blyth, Inc.	20,600	565,264
#	Bob Evans Farms, Inc.	20,220	782,514
*	Bombay Co., Inc.	1,700	1,326
	Bon-Ton Stores, Inc.	7,900	376,830
	Books-A-Million, Inc.	7,530	124,019
	Borders Group, Inc.	29,072	648,015
	BorgWarner, Inc.	13,000	1,094,080
	Bowl America, Inc. Class A	962	16,258
#	Boyd Gaming Corp.	30,100	1,506,204
*	Bright Horizons Family Solutions, Inc.	10,800	457,272
#	Brinker International, Inc.	25,590	817,856
	Brown Shoe Company, Inc.	21,427	635,096
#	Brunswick Corp.	45,168	1,555,134
*	Buca, Inc.	10,624	40,052
	Buckle, Inc.	12,850	525,565
*	Build-A-Bear-Workshop, Inc.	12,100	361,790
#	Building Materials Holding Corp.	3,272	50,127
*	Cabela’s, Inc.	28,800	663,552
* #	Cablevision Systems New York Group Class A	8,000	289,520
* #	Cache, Inc.	9,000	150,030
*	California Coastal Communities, Inc.	6,342	111,175
*	California Pizza Kitchen, Inc.	10,200	374,034
	Callaway Golf Co.	39,700	721,349
	Canterbury Park Holding Corp.	1,959	27,230
* #	Career Education Corp.	34,500	1,203,015
*	CarMax, Inc.	12,600	302,400
#	Carmike Cinemas, Inc.	8,500	221,425

*	Carriage Services, Inc.	10,914	83,274
*	Carter’s, Inc.	23,500	637,320
*	Casual Male Retail Group, Inc.	7,100	83,354
	Catalina Marketing Corp.	6,900	220,110
	Cato Corp. Class A	14,300	311,025
*	Cavalier Homes, Inc.	11,687	58,084
*	Cavco Industries, Inc.	4,068	157,188
	CBRL Group, Inc.	10,587	475,780
	CBS Corp. Class A	9,731	323,361
	CBS Corp. Class B	114,600	3,811,596
*	CEC Entertainment, Inc.	16,908	654,678
	Centex Corp.	25,900	1,252,524
* #	Champion Enterprises, Inc.	40,080	455,710
*	Champps Entertainment, Inc.	3,840	18,394
#	Charles and Colvard, Ltd.	4,375	20,562
*	Charlotte Russe Holding, Inc.	11,400	317,490
* #	Charming Shoppes, Inc.	46,950	584,997
* #	Charter Communications, Inc.	151,332	606,841
* #	Cheesecake Factory, Inc.	35,744	1,008,696
	Cherokee, Inc.	8,805	412,162
*	Chicos FAS, Inc.	12,381	337,258
	Choice Hotels International, Inc.	9,200	370,944
	Christopher & Banks Corp.	8,116	153,311
*	Chromcraft Revington, Inc.	1,085	8,192
	Churchill Downs, Inc.	7,620	391,897
	Circuit City Stores, Inc.	27,900	448,353
#	Citadel Broadcasting Co.	53,564	444,581
*	Citi Trends, Inc.	6,400	259,392
#	CKE Restaurants, Inc.	35,191	766,812
* #	CKX, Inc.	30,161	320,611
	Clear Channel Communications, Inc.	38,588	1,481,779
*	Coach, Inc.	12,257	629,520
	Coachmen Industries, Inc.	800	8,216
	Coast Distribution System, Inc.	944	6,174
	Cobra Electronics Corp.	3,055	29,633
	Coinmach Service Corp. Class A	17,231	189,541
*	Coinstar, Inc.	12,225	386,188
* #	Coldwater Creek, Inc.	10,150	252,227
#	Collectors Universe, Inc.	4,869	67,630
	Collegiate Pacific, Inc.	6,488	57,743
	Columbia Sportswear Co.	14,300	997,139
*	Comcast Corp. Class A	302,974	8,304,517
*	Comcast Corp. Special Class A Non-Voting	154,334	4,194,798
*	Concord Camera Corp.	2,039	8,768
* #	Conn’s, Inc.	13,100	397,585
	Cooper Tire & Rubber Co.	30,360	730,765
*	Corinthian Colleges, Inc.	45,299	661,818
* #	Cosi, Inc.	8,200	39,524
* #	Cost Plus, Inc.	10,000	92,400
	Courier Corp.	12,483	501,817
*	Cox Radio, Inc.	16,600	243,688
	CPI Corp.	2,685	213,055

	Craftmade International, Inc.	1,856	32,777
* #	Crown Media Holdings, Inc.	24,834	184,765
*	CSK Auto Corp.	22,922	417,180
	CSS Industries, Inc.	5,200	199,108
*	Culp, Inc.	400	3,520
* #	Cumulus Media, Inc. Class A	8,222	77,122
	Cutter & Buck, Inc.	4,836	69,300
*	Cybex International, Inc.	5,681	38,631
*	Cycle Country Accessories Corp.	554	1,025
*	Dana Corp.	4,500	7,965
	Darden Restaurants, Inc.	7,900	360,003
	Deb Shops, Inc.	8,103	225,101
* #	Deckers Outdoor Corp.	6,300	553,707
	Decorator Industries, Inc.	452	3,119
*	dELiA*s, Inc.	1,343	10,623
	Delta Apparel, Inc.	3,378	56,379
*	Design Within Reach, Inc.	7,449	45,886
	DeVry, Inc.	25,900	870,240
*	DG Fastchannel, Inc.	7,991	166,692
* #	Dick’s Sporting Goods, Inc.	300	16,671
*	Diedrich Coffee, Inc.	3,885	16,006
	Dillards, Inc. Class A	37,944	1,377,367
*	Directed Electronics, Inc.	700	6,209
*	Discovery Holding Co. Class A	83,323	1,948,092
*	Discovery Holding Co. Class B	2,295	53,588
	Disney (Walt) Co.	322,412	11,426,281
*	Dixie Group, Inc.	4,224	53,011
	Dollar General Corp.	61,500	1,330,860
*	Dollar Tree Stores, Inc.	34,500	1,459,695
* #	Dominion Homes, Inc.	1,600	7,888
	Domino’s Pizza, Inc.	18,000	353,160
*	Dorman Products, Inc.	11,143	159,011
	Dover Downs Gaming & Entertainment, Inc.	5,600	81,872
	Dover Motorsports, Inc.	9,256	53,037
#	Dow Jones & Co., Inc.	8,500	453,135
*	Drew Industries, Inc.	11,500	387,435
*	drugstore.com, Inc.	31,332	79,270
	DRYCLEAN USA, Inc.	100	191
* #	DSW, Inc.	6,200	236,964
*	Duckwall-ALCO Stores, Inc.	100	3,970
*	Dura Automotive Systems, Inc.	700	315
#	Eastman Kodak Co.	61,215	1,552,412
* #	EchoStar Communications Corp. Class A	8,900	409,934
* #	Educate, Inc.	300	2,382
	Educational Development Corp.	1,500	12,300
*	EMAK Worldwide, Inc.	1,200	3,900
*	Emerson Radio Corp.	15,028	48,691
#	Emmis Communications Corp. Class A	21,152	219,769
#	Entercom Communications Corp.	18,372	488,695
*	Entravision Communications Corp.	34,772	354,327
* #	Escala Group, Inc.	3,900	11,817
	Escalade, Inc.	5,107	48,516

#	Ethan Allen Interiors, Inc.	17,400	631,794
*	Expedia, Inc.	85,100	2,044,953
*	Factory Card & Party Outlet Corp.	2,474	30,480
*	Fairchild Corp. Class A	1,100	1,947
	Family Dollar Stores, Inc.	31,700	1,066,705
*	Famous Dave’s of America, Inc.	4,394	93,680
	Fedders Corp.	763	191
	Federated Department Stores, Inc.	78,900	3,150,477
	Finish Line, Inc. Class A	20,600	263,680
*	Finlay Enterprises, Inc.	4,003	21,016
*	Fisher Communications, Inc.	5,660	284,189
*	Flanigan’s Enterprises, Inc.	1,000	11,250
* #	Fleetwood Enterprises, Inc.	33,272	309,762
	Flexsteel Industries, Inc.	3,946	55,836
	Foot Locker, Inc.	81,700	1,792,498
#	Ford Motor Co.	229,100	1,910,694
	Fortune Brands, Inc.	34,059	2,751,286
*	Fossil, Inc.	31,272	975,999
*	Fountain Powerboat Industries, Inc.	1,071	2,892
*	Franklin Covey Co.	12,195	91,341
*	Franklin Electronic Publishers, Inc.	1,143	2,812
	Fred’s, Inc.	26,100	375,318
*	Friendly Ice Cream Corp.	3,021	41,086
	Frisch’s Restaurants, Inc.	3,138	99,161
*	Fuel Systems Solutions, Inc.	8,850	144,255
*	Full House Resorts, Inc.	2,330	8,155
#	Furniture Brands International, Inc.	13,859	200,955
* #	Gaiam, Inc.	12,578	202,757
*	GameStop Corp. Class A	17,400	643,452
*	GameTech International, Inc.	7,286	71,038
	Gaming Partners International Corp.	3,476	49,185
* #	Gander Mountain Co.	14,847	192,566
	Gannett Co., Inc.	69,106	4,064,815
	Gap, Inc.	51,400	951,928
* #	Gaylord Entertainment Co.	20,212	1,138,542
*	Gemstar-TV Guide International, Inc.	177,138	814,835
#	General Motors Corp.	71,300	2,138,287
*	Genesco, Inc.	11,900	622,965
*	Gentek, Inc.	6,070	214,028
	Gentex Corp.	65,565	1,163,779
	Genuine Parts Co.	36,300	1,862,916
*	Getty Images, Inc.	29,672	1,485,084
*	G-III Apparel Group, Ltd.	9,353	193,607
*	Goodyear Tire & Rubber Co.	14,700	521,409
*	Gottschalks, Inc.	9,394	118,270
	Gray Television, Inc.	21,895	224,862
	Gray Television, Inc. Class A	2,760	29,173
*	Great Wolf Resorts, Inc.	15,173	215,001
#	Group 1 Automotive, Inc.	9,700	409,340
* #	GSI Commerce, Inc.	17,800	407,264
	Guess?, Inc.	13,874	613,231
* #	Guitar Center, Inc.	16,200	868,806

*	Gymboree Corp.	10,600	473,820
#	H&R Block, Inc.	17,900	424,051
*	Hampshire Group, Ltd.	1,000	16,675
#	Hancock Fabrics, Inc.	7,300	18,250
#	Handleman Co.	8,838	62,220
* #	Hanesbrands, Inc.	1,137	29,676
#	Harley-Davidson, Inc.	7,846	479,312
	Harman International Industries, Inc.	4,500	533,925
	Harrah’s Entertainment, Inc.	19,300	1,649,185
*	Harris Interactive, Inc.	17,312	96,774
	Harte-Hanks, Inc.	39,044	1,025,295
*	Hartmarx Corp.	7,100	46,505
	Hasbro, Inc.	33,878	1,089,178
*	Hastings Entertainment, Inc.	2,673	19,219
#	Haverty Furniture Co., Inc.	6,926	84,428
	Haverty Furniture Co., Inc. Class A	1,200	14,436
*	Hawk Corp.	3,075	40,590
*	Hayes Lemmerz International, Inc.	51,969	297,782
	Hearst-Argyle Television, Inc.	26,075	677,950
*	Hibbett Sporting Goods, Inc.	6,900	192,993
#	Hilton Hotels Corp.	56,800	2,019,240
*	Hollywood Media Corp.	18,149	80,219
	Home Depot, Inc.	154,445	6,003,277
* #	Home Solutions of America, Inc.	20,100	150,348
#	Horton (D.R.), Inc.	103,500	2,418,795
*	Hot Topic, Inc.	21,072	233,478
* #	Hovnanian Enterprises, Inc. Class A	16,400	414,264
*	IAC/InterActiveCorp	85,804	2,968,818
* #	Iconix Brand Group, Inc.	28,000	623,000
	Idearc, Inc.	10,972	386,763
#	IHOP Corp.	9,408	547,075
	ILX Resorts, Inc.	1,389	12,015
*	Image Entertainment, Inc.	8,457	36,281
* #	Infosonics Corp.	4,740	14,362
	Interactive Data Corp.	37,800	1,097,334
	Interface, Inc. Class A	28,512	481,283
	International Game Technology	22,087	887,677
	International Speedway Corp. Class A	15,459	810,052
* #	Interpublic Group of Companies, Inc.	26,700	313,725
*	Interstate Hotels & Resorts, Inc.	11,700	71,955
*	INVESTools, Inc.	21,100	257,842
* #	iRobot Corp.	1,300	21,398
* #	Isle of Capri Casinos, Inc.	16,000	395,520
*	ITT Educational Services, Inc.	5,900	667,821
	J. Alexander’s Corp.	4,196	56,856
*	Jack in the Box, Inc.	12,187	931,940
	Jackson Hewitt Tax Service, Inc.	14,600	441,650
*	Jaclyn, Inc.	698	6,073
*	Jakks Pacific, Inc.	5,900	154,993
* #	Jarden Corp.	35,671	1,520,298
*	Jennifer Convertibles, Inc.	1,300	6,617
*	Jo-Ann Stores, Inc.	16,000	541,120

	Johnson Controls, Inc.	28,684	3,146,635
*	Johnson Outdoors, Inc.	5,589	106,247
	Jones Apparel Group, Inc.	49,248	1,466,605
* #	Jos. A. Bank Clothiers, Inc.	10,625	447,206
	Journal Communications, Inc. Class A	14,500	199,375
	Journal Register Co.	21,056	118,124
*	K2, Inc.	18,200	277,732
#	KB Home	42,800	1,964,092
#	Kellwood Co.	1,200	34,572
	Kenneth Cole Productions, Inc. Class A	6,800	170,000
*	Keystone Automotive Industries, Inc.	8,900	367,659
	Kimball International, Inc. Class B	11,600	158,340
* #	Kirkland’s, Inc.	10,602	50,572
*	Knology, Inc.	8,500	158,185
*	Kohl’s Corp.	12,904	971,929
	Koss Corp.	800	15,400
* #	Krispy Kreme Doughnuts, Inc.	16,475	140,532
*	KSW, Inc.	2,630	18,675
	K-Swiss, Inc. Class A	8,900	258,189
	LaCrosse Footwear, Inc.	3,415	58,396
*	Lakeland Industries, Inc.	3,775	52,019
* #	Lakes Entertainment, Inc.	7,785	88,749
	Lamar Advertising Co.	10,500	687,750
#	Landry’s Restaurants, Inc.	1,100	32,186
* #	Las Vegas Sands Corp.	10,900	850,418
* #	Laureate Education, Inc.	17,262	1,034,166
*	Lazare Kaplan International, Inc.	3,467	30,163
#	La-Z-Boy, Inc.	33,464	393,537
* #	Leapfrog Enterprises, Inc.	2,000	22,220
*	Lear Corp.	21,500	766,905
#	Lee Enterprises, Inc.	18,653	468,563
#	Leggett & Platt, Inc.	58,489	1,431,226
#	Lennar Corp. Class A	34,100	1,556,665
	Lennar Corp. Class B	8,365	354,676
*	Lenox Group, Inc.	1,889	13,922
	Levitt Corp. Class A	2,600	24,310
	Libbey, Inc.	7,300	163,666
*	Liberty Global, Inc. Class A	59,152	2,271,437
*	Liberty Global, Inc. Series C	58,397	2,087,693
*	Liberty Media Holding Corp. Capital Class A	19,815	2,237,113
*	Liberty Media Holding Corp. Capital Class B	804	92,070
*	Liberty Media Holding Corp. Interactive Class A	98,580	2,388,593
*	Liberty Media Holding Corp. Interactive Class B	3,774	91,218
*	LIFE TIME FITNESS, Inc.	15,244	780,188
#	Lifetime Brands, Inc.	8,400	176,904
	Limited Brands, Inc.	21,472	563,640
*	Lin TV Corp.	15,300	298,809
*	Lincoln Educational Services	10,104	146,407
	Lithia Motors, Inc. Class A	10,353	278,289
*	Live Nation, Inc.	32,487	727,709
#	Liz Claiborne, Inc.	23,083	800,749
* #	LKQ Corp.	26,300	656,711

*	Lodgenet Entertainment Corp.	6,607	234,416
*	Lodgian, Inc.	16,100	244,559
#	Lowe’s Companies, Inc.	96,800	3,176,976
*	Luby’s, Inc.	15,352	147,993
#	M/I Homes, Inc.	4,900	141,022
*	Mace Security International, Inc.	4,449	11,167
*	Maidenform Brands, Inc.	13,566	254,227
#	Marine Products Corp.	13,387	108,702
*	MarineMax, Inc.	7,700	160,006
	Marriott International, Inc. Class A	12,753	587,276
#	Martha Stewart Living Omnimedia, Inc.	4,706	84,520
*	Marvel Entertainment, Inc.	12,600	347,886
#	Mattel, Inc.	24,420	684,004
	Matthews International Corp. Class A	16,600	733,886
*	Max & Erma’s Restaurants, Inc.	1,037	9,302
*	McCormick & Schmick’s Seafood Restaurants, Inc.	8,000	225,200
#	McDonald’s Corp.	80,088	4,048,448
	McGraw-Hill Companies, Inc.	10,929	768,418
#	MDC Holdings, Inc.	22,600	1,228,084
*	Meade Instruments Corp.	1,100	2,266
#	Media General, Inc. Class A	13,300	484,785
*	Mediacom Communications Corp.	21,100	197,074
	Meredith Corp.	13,700	852,277
* #	Meritage Homes Corp.	9,200	319,148
* #	MGM Mirage	44,780	3,561,353
*	Midas, Inc.	3,500	78,645
*	Mity Enterprises, Inc.	1,914	40,749
	Modine Manufacturing Co.	18,600	437,286
* #	Mohawk Industries, Inc.	22,400	2,286,144
	Monaco Coach Corp.	14,300	220,363
*	Monarch Casino & Resort, Inc.	11,235	306,828
	Monro Muffler Brake, Inc.	6,987	270,048
*	Morgans Hotel Group	8,035	197,500
*	Morningstar, Inc.	7,205	344,471
*	Mothers Work, Inc.	1,886	70,404
	Movado Group, Inc.	10,524	350,765
#	Movie Gallery, Inc.	12,500	29,500
*	Movie Star, Inc.	6,932	14,557
* #	MTR Gaming Group, Inc.	14,467	228,000
* #	Multimedia Games, Inc.	15,704	199,441
*	Nathan’s Famous, Inc.	3,449	51,735
	National Presto Industries, Inc.	4,500	272,790
*	National RV Holdings, Inc.	2,041	3,245
#	Nautilus Group, Inc.	14,800	190,624
* #	Navarre Corp.	600	2,310
* #	Netflix, Inc.	24,441	535,747
*	Nevada Gold & Casinos, Inc.	1,700	3,944
	New Frontier Media, Inc.	13,265	117,130
*	New York & Co., Inc.	500	6,115
	Newell Rubbermaid, Inc.	14,972	475,511
	News Corp. Class A	325,070	7,180,796
#	News Corp. Class B	146,851	3,470,089

	NIKE, Inc. Class B	15,100	856,925
*	Nobel Learning Communities, Inc.	2,840	45,270
	Nobility Homes, Inc.	1,323	28,061
#	Noble International, Ltd.	8,899	175,399
#	Nordstrom, Inc.	11,872	616,513
* #	Nutri/System, Inc.	5,100	334,152
*	NVR, Inc.	1,854	1,477,638
#	Oakley, Inc.	36,200	920,204
*	Office Depot, Inc.	11,600	422,240
	OfficeMax, Inc.	33,644	1,510,616
	Omnicom Group, Inc.	6,740	709,722
#	Orleans Homebuilders, Inc.	8,707	72,181
	OSI Restaurant Partners, Inc.	10,100	411,070
*	O’Charleys, Inc.	15,500	350,145
*	O’Reilly Automotive, Inc.	39,300	1,493,007
* #	Outdoor Channel Holdings, Inc.	9,234	92,432
* #	Overstock.com, Inc.	600	11,052
	Oxford Industries, Inc.	7,500	341,475
*	P & F Industries, Inc. Class A	1,381	14,694
* #	P.F. Chang’s China Bistro, Inc.	12,700	492,633
*	Pacific Sunwear of California, Inc.	36,632	728,610
* #	Palm Harbor Homes, Inc.	14,914	238,326
* #	Panera Bread Co.	10,200	574,974
*	Papa John’s International, Inc.	8,600	266,170
*	Payless ShoeSource, Inc.	25,587	913,968
* #	PC Mall, Inc.	7,225	88,723
* #	Penn National Gaming, Inc.	30,400	1,624,272
	Penney (J.C.) Co., Inc.	17,700	1,424,496
*	Perry Ellis International, Inc.	5,100	159,834
*	PetMed Express, Inc.	5,500	71,005
	PETsMART, Inc.	7,300	249,806
	Phillips-Van Heusen Corp.	23,572	1,440,721
*	Phoenix Footwear Group, Inc.	4,509	12,400
	Pier 1 Imports, Inc.	57,200	430,716
*	Pinnacle Entertainment, Inc.	27,024	826,934
*	Playboy Enterprises, Inc. Class A	812	8,680
* #	Playboy Enterprises, Inc. Class B	13,504	146,518
*	Point.360	6,026	34,408
#	Polaris Industries, Inc.	10,300	567,427
#	Polo Ralph Lauren Corp.	5,100	497,403
*	Pomeroy IT Solutions, Inc.	3,300	31,977
#	Pool Corp.	10,700	438,165
*	Premier Exhibitions, Inc.	6,900	96,462
#	Pre-Paid Legal Services, Inc.	2,100	136,437
* #	Priceline.com, Inc.	8,800	544,192
*	PRIMEDIA, Inc.	88,500	264,615
*	Princeton Review, Inc.	14,481	94,561
* #	Progressive Gaming International Corp.	13,400	77,318
*	Proliance International, Inc.	5,180	14,867
*	ProQuest Co.	11,944	101,524
	Pulte Homes, Inc.	65,688	1,792,626
*	QEP Co., Inc.	670	4,288

*	Quaker Fabric Corp.	200	226
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	4,200	7,518
* #	Quiksilver, Inc.	49,600	699,856
*	R.H. Donnelley Corp.	23,365	1,821,068
*	Radio One, Inc. Class D	48,714	365,842
#	RadioShack Corp.	18,116	618,480
*	Rare Hospitality International, Inc.	13,600	394,944
*	RC2 Corp.	11,600	521,304
*	RCN Corp.	17,772	500,282
*	Reading International, Inc. Class A	8,426	76,592
*	Reading International, Inc. Class B	300	2,767
*	Red Lion Hotels Corp.	11,388	146,450
*	Red Robin Gourmet Burgers, Inc.	8,700	373,491
*	RedEnvelope, Inc.	2,700	18,900
*	Regent Communications, Inc.	1,660	5,760
	Regis Corp.	24,700	984,789
*	Rent-A-Center, Inc.	34,907	945,980
*	Rentrak Corp.	6,108	97,545
* #	Restoration Hardware, Inc.	15,600	97,656
* #	Retail Ventures, Inc.	13,600	263,704
*	Rex Stores Corp.	600	9,516
*	Rockford Corp.	1,653	4,149
*	Rocky Brands, Inc.	3,043	48,292
	Ross Stores, Inc.	9,900	325,116
*	Rubio’s Restaurants, Inc.	5,189	62,009
#	Ruby Tuesday, Inc.	29,817	822,055
	Russ Berrie & Co., Inc.	4,300	72,971
#	Ryland Group, Inc.	22,400	1,034,880
*	Saga Communications, Inc. Class A	13,981	129,744
	Saks, Inc.	55,578	1,113,783
	Salem Communications Corp.	10,724	129,760
*	Sally Beauty Holdings, Inc.	11,272	103,364
* #	Salton, Inc.	5,946	10,643
	Sauer-Danfoss, Inc.	23,875	648,922
*	Scholastic Corp.	21,700	689,409
* #	Scientific Games Corp.	12,172	454,502
#	Scripps (E.W.) Co.	23,055	1,051,769
* #	Sears Holdings Corp.	25,476	4,586,190
* #	Select Comfort Corp.	6,750	122,310
	Service Corp. International	134,743	1,883,707
* #	Sharper Image Corp.	8,749	99,826
	Sherwin-Williams Co.	9,500	642,580
	Shiloh Industries, Inc.	6,813	65,814
*	Shoe Carnival, Inc.	8,944	261,880
* #	Shuffle Master, Inc.	4,000	76,920
*	Silverleaf Resorts, Inc.	13,932	68,267
#	Sinclair Broadcast Group, Inc. Class A	26,816	410,821
* #	Sirius Satellite Radio, Inc.	51,500	150,895
* #	Six Flags, Inc.	4,500	27,855
*	Skechers U.S.A., Inc. Class A	16,600	532,860
	Skyline Corp.	3,000	99,420

* #	Smith & Wesson Holding Corp.	4,800	66,864
*	Smith & Wollensky Restaurant Group, Inc.	2,799	30,621
	Snap-On, Inc.	30,472	1,647,621
	Sonesta International Hotels Corp. Class A	238	5,783
	Sonic Automotive, Inc.	17,487	544,370
*	Sonic Corp.	20,446	498,473
#	Sotheby’s Class A	10,400	493,688
* #	Source Interlink Companies, Inc.	15,200	82,536
*	Spanish Broadcasting System, Inc.	19,933	94,283
	Spartan Motors, Inc.	7,600	266,684
	Speedway Motorsports, Inc.	24,697	996,771
*	Sport Chalet, Inc. Class A	7,119	72,614
*	Sport Chalet, Inc. Class B	525	5,481
	Stage Stores, Inc.	21,550	450,395
*	Stamps.com, Inc.	4,600	62,790
	Standard Motor Products, Inc.	11,800	183,490
#	Standard Pacific Corp.	30,400	648,128
	Stanley Furniture, Inc.	6,096	140,147
#	Staples, Inc.	52,072	1,304,924
* #	Starbucks Corp.	18,693	538,545
	Starwood Hotels & Resorts Worldwide, Inc.	17,000	1,225,190
	Station Casinos, Inc.	3,500	307,475
	Stein Mart, Inc.	20,300	254,562
	Steinway Musical Instruments, Inc.	2,791	107,509
	Steven Madden, Ltd.	7,150	232,947
	Stewart Enterprises, Inc.	3,700	28,638
*	Stoneridge, Inc.	14,986	187,924
*	Strattec Security Corp.	2,177	103,647
	Strayer Education, Inc.	4,100	513,156
	Stride Rite Corp.	9,972	200,936
	Sturm Ruger & Co., Inc.	13,268	184,027
	Sun-Times Media Group, Inc. Class A	24,400	134,444
#	Superior Industries International, Inc.	14,100	318,378
	Superior Uniform Group, Inc.	4,233	54,394
*	Syms Corp.	1,300	27,144
* #	Syntax-Brillian Corp.	27,100	164,226
#	Systemax, Inc.	17,111	372,164
#	Talbots, Inc.	21,600	469,800
	Tandy Brand Accessories, Inc.	3,900	46,332
*	Tandy Leather Factory, Inc.	4,833	34,653
	Target Corp.	63,192	3,945,077
* #	Tarragon Corp.	16,819	174,077
*	Tarrant Apparel Group	9,957	13,641
#	Tempur-Pedic International, Inc.	12,464	316,087
*	Tenneco Automotive, Inc.	22,600	736,986
*	Texas Roadhouse, Inc.	600	8,310
*	The Children’s Place Retail Stores, Inc.	10,100	570,246
*	The DIRECTV Group, Inc.	49,400	1,153,984
* #	The Dress Barn, Inc.	25,417	586,879
*	The Hallwood Group, Inc.	797	65,504
	The Marcus Corp.	8,700	203,319
#	The McClatchey Co.	18,784	519,753

	The Men’s Wearhouse, Inc.	21,300	1,136,142
#	The New York Times Co. Class A	57,889	1,453,593
	The Pep Boys - Manny, Moe & Jack	25,672	546,814
	The Stanley Works	17,700	1,119,171
*	The Steak n Shake Co.	13,494	205,109
	The TJX Companies, Inc.	30,244	845,925
	Thor Industries, Inc.	21,868	953,007
#	Tiffany & Co.	26,744	1,405,932
	Tim Hortons, Inc.	11,183	348,127
*	Timberland Co. Class A	11,672	319,112
	Time Warner, Inc.	561,020	11,988,997
* #	TiVo, Inc.	23,332	145,825
*	Toll Brothers, Inc.	51,000	1,495,830
#	TOUSA, Inc.	17,600	71,984
* #	Tractor Supply Co.	16,800	893,928
	Traffix, Inc.	7,885	45,654
	Triarc Companies, Inc. Class A	12,909	211,966
	Triarc Companies, Inc. Class B	28,600	441,870
	Tribune Co.	52,200	1,680,840
*	Triple Crown Media, Inc.	1,500	14,160
* #	True Religion Apparel, Inc.	2,500	46,925
* #	Trump Entertainment Resorts, Inc.	16,000	257,440
*	TRW Automotive Holdings Corp.	48,062	1,950,356
#	Tuesday Morning Corp.	17,189	239,615
	Tupperware Corp.	25,324	732,117
* #	Tween Brands, Inc.	14,800	644,244
* #	Tweeter Home Entertainment Group, Inc.	1,100	451
* #	Under Armour, Inc. Class A	5,200	248,716
*	Unifi, Inc.	35,916	108,107
	Unifirst Corp.	8,054	336,335
#	United Auto Group, Inc.	34,300	762,489
*	United Retail Group, Inc.	4,287	51,401
*	Universal Electronics, Inc.	6,636	222,306
*	Universal Technical Institute, Inc.	6,800	160,548
*	Urban Outfitters, Inc.	11,700	310,986
#	V.F. Corp.	23,500	2,203,830
* #	Vail Resorts, Inc.	15,300	917,235
* #	Valassis Communications, Inc.	19,800	354,618
	Value Line, Inc.	1,500	65,250
* #	ValueVision Media, Inc. Class A	17,572	196,279
*	Varsity Group, Inc.	1,300	1,339
* #	VCG Holding Corp.	3,000	22,200
*	Vertrue, Inc.	3,000	144,750
*	Viacom, Inc. Class A	2,553	114,757
*	Viacom, Inc. Class B	27,300	1,226,316
*	Virco Manufacturing Corp.	6,200	38,192
	Virgin Media, Inc.	12,250	317,520
#	Visteon Corp.	39,700	321,173
*	Volcom, Inc.	4,999	217,456
*	Warnaco Group, Inc.	21,572	741,861
	Warner Music Group Corp.	14,000	235,340
	Washington Post Co.	1,825	1,403,425

* #	WCI Communities, Inc.	14,700	307,818
	Weight Watchers International, Inc.	14,700	767,634
*	Wells-Gardner Electronics Corp.	2,835	8,902
	Wendy’s International, Inc.	42,899	1,721,537
* #	West Marine, Inc.	10,300	153,367
	Westwood One, Inc.	32,200	259,532
*	Wet Seal, Inc. Class A	47,045	293,090
#	Weyco Group, Inc.	5,715	148,018
	Whirlpool Corp.	17,600	1,965,040
	Wiley (John) & Sons, Inc. Class A	10,278	471,246
	Wiley (John) & Sons, Inc. Class B	1,468	67,968
*	Williams Controls, Inc.	600	9,990
#	Williams-Sonoma, Inc.	39,402	1,335,334
*	Wilsons The Leather Experts, Inc.	3,000	4,050
*	Winmark Corp.	795	14,906
#	Winnebago Industries, Inc.	12,100	375,100
*	WMS Industries, Inc.	16,186	685,639
	Wolverine World Wide, Inc.	29,107	844,976
	World Wrestling Entertainment, Inc.	12,261	214,690
*	Wyndham Worldwide Corp.	62,281	2,316,853
#	Wynn Resorts, Ltd.	5,900	569,586
	Xerium Technologies, Inc.	4,600	36,018
*	XM Satellite Radio Holdings, Inc.	37,300	431,934
*	Young Broadcasting, Inc. Class A	7,739	30,569
	Yum! Brands, Inc.	8,702	589,299
*	Zale Corp.	25,800	692,988
* #	Zumiez, Inc.	8,000	308,800
Total Consumer Discretionary			355,714,640

Consumer Staples — (5.6%)
	Alberto-Culver Co.	46,972	1,166,784
#	Alico, Inc.	3,893	233,346
*	Alliance One International, Inc.	40,048	384,861
	Altria Group, Inc.	154,900	11,013,390
#	American Italian Pasta Co.	5,900	62,540
#	Andersons, Inc.	10,012	391,469
	Anheuser-Busch Companies, Inc.	25,300	1,349,502
	Archer-Daniels-Midland Co.	108,239	3,792,695
	Arden Group, Inc. Class A	1,742	227,366
	Avon Products, Inc.	14,622	561,339
* #	BJ’s Wholesale Club, Inc.	32,369	1,224,196
*	Boston Beer Co., Inc. Class A	5,257	201,343
*	Bridgford Foods Corp.	5,398	39,513
	Brown-Forman Corp. Class A	2,400	173,400
#	Brown-Forman Corp. Class B	3,000	204,780
*	Cagle’s, Inc. Class A	1,262	10,071
	Calavo Growers, Inc.	7,780	104,797
	Cal-Maine Foods, Inc.	12,345	164,806
	Campbell Soup Co.	13,016	516,735
	Casey’s General Stores, Inc.	27,772	750,122
	CCA Industries, Inc.	1,700	15,640
* #	Central European Distribution Corp.	21,967	758,081

* #	Central Garden & Pet Co.	7,900	113,365
*	Central Garden & Pet Co. Class A	15,800	210,456
* #	Chattem, Inc.	4,800	305,616
#	Chiquita Brands International, Inc.	20,400	374,136
#	Church & Dwight Co., Inc.	25,900	1,295,259
	Clorox Co.	10,700	718,398
	Coca-Cola Bottling Co. Consolidated	2,307	127,716
	Coca-Cola Co.	76,713	4,065,022
	Coca-Cola Enterprises, Inc.	149,119	3,481,929
	Colgate-Palmolive Co.	16,998	1,138,186
	ConAgra, Inc.	122,600	3,126,300
* #	Constellation Brands, Inc. Class A	27,900	677,970
*	Constellation Brands, Inc. Class B	3,207	77,449
	Corn Products International, Inc.	31,877	1,307,913
	Costco Wholesale Corp.	35,000	1,976,450
*	Cuisine Solutions, Inc.	2,922	17,795
	CVS Caremark Corp.	70,935	2,733,835
*	Darling International, Inc.	34,257	310,026
#	Dean Foods Co.	42,528	1,393,217
	Del Monte Foods Co.	92,015	1,108,781
	Delta & Pine Land Co.	3,000	125,550
	Diamond Foods, Inc.	700	11,529
* #	Elizabeth Arden, Inc.	15,594	365,211
*	Energizer Holdings, Inc.	3,900	386,334
	Estee Lauder Companies, Inc.	8,800	416,240
	Farmer Brothers Co.	10,520	234,070
	Flowers Foods, Inc.	30,028	1,035,966
*	Galaxy Nutritional Foods, Inc.	100	69
	General Mills, Inc.	25,444	1,558,191
	Golden Enterprises, Inc.	3,443	10,742
#	Great Atlantic & Pacific Tea Co., Inc.	21,887	755,320
* #	Green Mountain Coffee, Inc.	4,012	271,412
*	Griffin Land & Nurseries, Inc. Class A	3,796	142,236
*	Hain Celestial Group, Inc.	22,287	637,408
	Heinz (H.J.) Co.	13,561	645,232
*	Hines Horticulture, Inc.	1,700	1,853
	Hormel Foods Corp.	31,572	1,182,371
	Ingles Market, Inc. Class A	6,372	227,417
*	Integrated Biopharma, Inc.	1,529	9,235
	Inter Parfums, Inc.	9,111	241,897
	J & J Snack Foods Corp.	10,174	400,143
	J. M. Smucker Co.	28,224	1,628,525
*	Katy Industries, Inc.	600	870
	Kellogg Co.	13,214	713,292
	Kimberly-Clark Corp.	19,000	1,348,240
	Kraft Foods, Inc.	148,797	5,035,290
#	Lancaster Colony Corp.	16,588	726,720
#	Lance, Inc.	16,300	387,125
* #	Lifeway Foods, Inc.	2,705	27,104
	Loews Corp. - Carolina Group	7,600	590,900
	Longs Drug Stores Corp.	18,700	1,071,136
#	Mannatech, Inc.	13,600	190,672

* #	Maui Land & Pineapple Co., Inc.	4,062	143,185
	McCormick & Co., Inc.	7,700	287,133
	McCormick & Co., Inc. Voting Common	577	21,580
* #	Medifast, Inc.	1,571	13,715
#	MGP Ingredients, Inc.	6,750	115,155
	Molson Coors Brewing Co.	22,672	2,076,075
#	Molson Coors Brewing Co. Class A	200	18,328
*	Monterey Pasta Co.	9,244	39,749
	Nash Finch Co.	6,000	282,300
* #	National Beverage Corp.	23,959	334,710
*	Natrol, Inc.	7,289	23,471
*	Natural Alternatives International, Inc.	2,024	15,625
* #	Natural Health Trends Corp.	2,910	10,272
	Nature’s Sunshine Products, Inc.	400	4,600
* #	NBTY, Inc.	27,400	1,439,322
	Nu Skin Enterprises, Inc. Class A	32,500	570,050
	Oil-Dri Corp. of America	2,565	44,221
*	Omega Protein Corp.	6,609	57,895
*	Orchids Paper Products Co.	1,600	8,144
* #	Pantry, Inc.	8,800	383,328
* #	Parlux Fragrances, Inc.	11,400	50,844
*	Pathmark Stores, Inc.	18,714	243,282
* #	Peet’s Coffee & Tea, Inc.	7,100	185,097
#	Pepsi Bottling Group, Inc.	50,600	1,770,494
	PepsiAmericas, Inc.	62,869	1,547,835
	PepsiCo, Inc.	48,244	3,296,513
*	Performance Food Group Co.	19,900	706,450
	Pilgrim’s Pride Corp.	33,200	1,172,956
* #	Playtex Products, Inc.	24,894	370,921
*	Prestige Brands Holdings, Inc.	32,600	428,690
	PriceSmart, Inc.	13,600	278,800
	Procter & Gamble Co.	523,088	33,242,242
*	Pyramid Breweries, Inc.	3,920	14,073
#	Ralcorp Holdings, Inc.	14,028	815,868
* #	Redhook Ale Brewery, Inc.	2,580	18,395
	Reliv International, Inc.	2,990	31,245
* #	Revlon, Inc.	3,563	4,953
#	Reynolds American, Inc.	48,974	3,185,269
* #	Rite Aid Corp.	212,032	1,340,042
	Rocky Mountain Chocolate Factory, Inc.	1,166	18,423
	Ruddick Corp.	26,300	822,927
	Safeway, Inc.	34,600	1,193,008
*	San Filippo (John B.) & Son, Inc.	5,548	61,361
#	Sanderson Farms, Inc.	9,900	425,601
	Sara Lee Corp.	68,900	1,233,310
*	Schiff Nutrition International, Inc.	7,327	50,996
#	Seaboard Corp.	588	1,304,184
*	Seneca Foods Corp. Class A	3,424	96,968
*	Seneca Foods Corp. Class B	1,751	50,972
*	Smart & Final Food, Inc.	11,187	246,226
*	Smithfield Foods, Inc.	54,888	1,764,100
	Spartan Stores, Inc.	11,100	293,040

* #	Spectrum Brands, Inc.	22,300	187,320
*	Star Scientific, Inc.	8,400	8,736
	Supervalu, Inc.	62,604	2,982,455
	Sysco Corp.	23,971	793,920
	Tasty Baking Co.	2,640	22,493
	The Hershey Co.	12,000	632,520
	The Kroger Co.	50,400	1,528,128
	The Topps Co., Inc.	15,600	159,432
*	Tofutti Brands, Inc.	1,500	4,500
	Tootsie Roll Industries, Inc.	15,662	440,102
	Tyson Foods, Inc. Class A	85,200	1,899,108
*	United Natural Foods, Inc.	17,300	473,501
	United-Guardian, Inc.	300	3,840
#	Universal Corp.	12,100	769,197
* #	USANA Health Services, Inc.	3,500	136,080
	UST, Inc.	11,700	624,663
#	Vector Group, Ltd.	22,415	432,385
*	Vermont Pure Holdings, Ltd.	600	1,152
	Village Super Market, Inc.	1,945	83,538
*	Vita Food Products, Inc.	510	806
	Walgreen Co.	41,468	1,871,451
	Wal-Mart Stores, Inc.	323,500	15,398,600
	WD-40 Co.	7,900	263,307
	Weis Markets, Inc.	15,205	651,990
#	Whole Foods Market, Inc.	5,844	240,188
*	Wild Oats Markets, Inc.	7,500	129,000
	Wrigley (Wm.) Jr. Co.	7,207	422,330
*	Zapata Corp.	9,130	62,449
Total Consumer Staples			160,662,029

Energy — (7.8%)
* #	Abraxas Petroleum Corp.	11,000	43,890
	Adams Resources & Energy, Inc.	2,260	72,139
* #	Allis-Chalmers Energy, Inc.	18,828	380,326
* #	Alpha Natural Resources, Inc.	400	7,708
* #	American Oil & Gas, Inc.	17,727	91,294
	Anadarko Petroleum Corp.	69,588	3,455,044
	Apache Corp.	48,644	3,928,003
#	Arch Coal, Inc.	30,300	1,223,514
* #	Arena Resources, Inc.	7,800	396,864
	Atlas America, Inc.	6,229	309,108
* #	ATP Oil & Gas Corp.	13,400	607,690
* #	Atwood Oceanics, Inc.	12,618	828,246
*	Aurora Oil & Gas Corp.	44,700	89,400
	Baker Hughes, Inc.	12,872	1,061,683
	Barnwell Industries, Inc.	3,520	72,934
	Berry Petroleum Corp. Class A	20,800	757,744
*	Bill Barret Corp.	300	11,337
#	BJ Services Co.	56,372	1,653,391
*	Bois d’Arc Energy, Inc.	1,300	22,334
* #	Bolt Technology Corp.	1,600	70,608
*	Boots & Coots International Well Control, Inc.	30,500	63,135

*	Brigham Exploration Co.	20,754	130,543
* #	Bristow Group, Inc.	11,680	575,357
*	Bronco Drilling Co., Inc.	15,800	264,492
	Cabot Oil & Gas Corp.	35,400	1,380,600
*	Callon Petroleum Co.	8,997	128,207
*	Cameron International Corp.	6,272	444,685
#	CARBO Ceramics, Inc.	12,100	537,240
* #	Carrizo Oil & Gas, Inc.	11,200	455,504
* #	Cheniere Energy, Inc.	12,100	460,647
	Chesapeake Energy Corp.	72,800	2,537,808
	Chevron Corp.	314,904	25,661,527
	Cimarex Energy Co.	47,144	1,981,462
	CKX Lands, Inc.	1,190	16,065
*	Clayton Williams Energy, Inc.	3,206	81,144
*	CNX Gas Corp.	15,300	450,738
*	Complete Production Services, Inc.	14,500	389,325
*	Comstock Resources, Inc.	25,088	761,672
	ConocoPhillips	246,851	19,113,673
#	CONSOL Energy, Inc.	12,900	626,811
*	Contango Oil & Gas Co.	4,216	143,260
#	Crosstex Energy, Inc.	16,778	502,837
*	Dawson Geophysical Co.	3,970	211,323
* #	Delta Petroleum Corp.	22,814	448,067
*	Denbury Resources, Inc.	49,700	1,802,122
	Devon Energy Corp.	64,800	4,975,344
#	Diamond Offshore Drilling, Inc.	7,700	726,649
*	Dresser-Rand Group, Inc.	22,300	793,880
* #	Dril-Quip, Inc.	17,400	844,248
* #	Dune Energy, Inc.	5,295	11,172
* #	Edge Petroleum Corp.	1,972	28,515
	El Paso Corp.	45,244	770,958
* #	Encore Acquisition Co.	29,672	817,464
*	Endeavour International Corp.	38,603	79,522
*	Energy Partners, Ltd.	5,200	89,440
	ENSCO International, Inc.	32,255	1,953,685
	EOG Resources, Inc.	33,600	2,583,840
* #	Evergreen Energy, Inc.	12,340	85,269
	Exxon Mobil Corp.	419,384	34,880,167
*	FMC Technologies, Inc.	4,700	355,320
* #	Forest Oil Corp.	29,244	1,187,014
	Foundation Coal Holdings, Inc.	700	30,940
	Frontier Oil Corp.	15,000	603,900
*	FX Energy, Inc.	6,600	65,868
* #	Gasco Energy, Inc.	8,700	20,184
*	Giant Industries, Inc.	3,100	238,762
* #	GMX Resources, Inc.	5,900	228,271
* #	Goodrich Petroleum Corp.	5,775	205,705
*	Grant Prideco, Inc.	6,800	386,172
* #	Grey Wolf, Inc.	87,300	691,416
	Gulf Island Fabrication, Inc.	6,400	212,032
*	Gulfmark Offshore, Inc.	10,772	541,078
* #	Gulfport Energy Corp.	15,927	304,206

#	Halliburton Co.	43,107	1,549,697
* #	Hanover Compressor Co.	35,778	894,450
* #	Harvest Natural Resources, Inc.	22,744	215,386
* #	Helix Energy Solutions Group, Inc.	53,815	2,144,528
#	Helmerich & Payne, Inc.	49,018	1,661,220
	Hess Corp.	49,900	2,955,078
#	Holly Corp.	8,700	609,783
*	Horizon Offshore, Inc.	13,901	235,205
* #	Hornbeck Offshore Services, Inc.	7,900	315,289
* #	Houston American Energy Corp.	6,600	33,660
*	Houston Exploration Co.	3,400	204,136
#	Hugoton Royalty Trust	369	10,044
*	Infinity, Inc.	7,650	24,480
* #	Input/Output, Inc.	40,200	644,406
*	Lone Star Technologies, Inc.	12,400	835,512
	Lufkin Industries, Inc.	7,800	498,498
	Marathon Oil Corp.	50,344	6,233,091
*	Mariner Energy, Inc.	40,077	1,001,123
	MarkWest Hydrocarbon, Inc.	2,984	177,578
#	Massey Energy Co.	49,100	1,422,918
*	Matrix Service Co.	13,000	332,150
* #	McMoran Exploration Co.	6,300	95,445
*	Meridian Resource Corp.	17,488	51,240
* #	Metretek Technologies, Inc.	7,388	103,063
* #	Mitcham Industries, Inc.	5,699	95,002
	Murphy Oil Corp.	40,740	2,403,660
*	NATCO Group, Inc. Class A	8,500	365,585
*	National Coal Corp.	19,000	95,380
*	National-Oilwell, Inc.	35,300	3,334,085
*	Natural Gas Services Group	7,072	119,446
*	Newfield Exploration Co.	49,644	2,384,898
*	Newpark Resources, Inc.	50,700	400,023
*	Ngas Resources, Inc.	9,500	76,665
	Noble Energy, Inc.	58,500	3,702,465
	Occidental Petroleum Corp.	132,060	7,259,338
*	Oceaneering International, Inc.	24,600	1,230,984
*	Oil States International, Inc.	23,200	903,176
* #	OMNI Energy Services Corp.	3,800	41,534
	Overseas Shipholding Group, Inc.	19,372	1,541,043
* #	Pacific Ethanol, Inc.	18,900	254,394
	Panhandle Royalty Co.	4,348	110,657
*	Parallel Petroleum Corp.	16,200	373,572
*	Parker Drilling Co.	57,500	672,175
	Patterson-UTI Energy, Inc.	69,444	1,834,710
#	Peabody Energy Corp.	11,600	626,864
	Penn Virginia Corp.	9,800	782,040
*	Petrohawk Energy Corp.	34,771	566,767
*	Petroleum Development Corp.	8,357	425,956
*	PetroQuest Energy, Inc.	22,400	317,184
*	PHI, Inc.	966	27,048
*	PHI, Inc. Non-Voting	4,600	131,100
*	Pioneer Drilling Co.	30,100	463,841

	Pioneer Natural Resources Co.	49,600	2,560,352
*	Plains Exploration & Production Co.	34,475	1,824,417
#	Pogo Producing Co.	30,244	1,635,293
* #	Pride International, Inc.	40,440	1,456,244
*	Quest Resource Corp.	12,000	105,240
* #	Quicksilver Resources, Inc.	14,600	649,554
#	Range Resources Corp.	32,400	1,255,176
* #	Rentech, Inc.	16,800	41,160
#	Rowan Companies, Inc.	69,700	2,751,756
	Royale Energy, Inc.	1,660	5,843
#	RPC, Inc.	42,086	714,620
*	SEACOR Holdings, Inc.	12,700	1,174,623
	Smith International, Inc.	8,172	453,628
* #	Southwestern Energy Co.	16,288	775,309
	Spectra Energy Corp.	13,068	348,001
#	St. Mary Land & Exploration Co.	25,500	952,680
*	Stone Energy Corp.	800	26,104
* #	SulphCo, Inc.	7,900	30,494
	Sunoco, Inc.	26,600	2,120,286
*	Superior Energy Services, Inc.	24,682	991,229
*	Superior Well Services, Inc.	800	20,736
*	Swift Energy Corp.	14,800	636,844
* #	Syntroleum Corp.	20,300	60,697
#	Tesoro Petroleum Corp.	29,800	1,844,024
* #	Teton Energy Corp.	7,026	32,601
* #	TETRA Technologies, Inc.	26,500	740,145
*	TGC Industries, Inc.	7,229	78,435
	The Williams Companies, Inc.	28,544	906,557
#	Tidewater, Inc.	25,786	1,701,876
*	Todco Class A	500	24,730
* #	Toreador Resources Corp.	7,300	113,588
* #	Transmeridian Exploration, Inc.	8,300	19,090
* #	Trico Marine Services, Inc.	8,900	374,779
* #	Tri-Valley Corp.	5,100	44,982
* #	TXCO Resources, Inc.	14,817	169,062
*	Union Drilling, Inc.	8,867	135,222
*	Unit Corp.	21,500	1,324,615
*	Universal Compression Holdings, Inc.	14,287	1,061,667
	USEC, Inc.	26,540	613,074
* #	VAALCO Energy, Inc.	17,300	82,867
	Valero Energy Corp.	94,568	7,056,664
	W&T Offshore, Inc.	100	2,941
* #	Warren Resources, Inc.	400	5,292
* #	Westmoreland Coal Co.	3,343	93,604
*	Westside Energy Corp.	9,843	32,088
* #	W-H Energy Services, Inc.	13,600	867,680
*	Whiting Petroleum Corp.	20,900	926,915
#	World Fuel Services Corp.	12,565	514,034
	XTO Energy, Inc.	58,060	3,368,061
Total Energy			223,474,973

Financials — (20.3%)
*	1st Constitution Bancorp	1,636	29,522
	1st Independence Financial Group, Inc.	1,186	20,150
	1st Source Corp.	8,144	213,373
#	21st Century Holding Co.	3,800	43,434
	21st Century Insurance Group	30,400	662,720
	A.G. Edwards, Inc.	16,892	1,489,199
	Abigail Adams National Bancorp, Inc.	2,006	28,044
	Access National Corp.	7,295	66,457
* #	Accredited Home Lenders Holding Co.	6,387	89,354
	Advance America Cash Advance Centers, Inc.	32,400	571,860
	Advanta Corp. Class A	3,659	169,265
	Advanta Corp. Class B Non-Voting	8,942	449,425
* #	Affiliated Managers Group, Inc.	6,400	833,280
	Affirmative Insurance Holdings, Inc.	124	1,916
	AFLAC, Inc.	77,430	4,092,950
	Alabama National Bancorporation	9,219	578,953
	Alfa Corp.	39,771	674,914
*	Allegheny Corp.	3,677	1,375,198
	Alliance Financial Corp.	2,282	64,626
	Allstate Corp.	97,000	5,965,500
	AMBAC Financial Group, Inc.	33,008	2,957,847
*	AmComp, Inc.	7,400	68,006
	Amcore Financial, Inc.	12,372	368,562
	Ameriana Bancorp	898	9,582
	American Bancorp of New Jersey, Inc.	6,260	67,545
#	American Capital Strategies, Ltd.	53,944	2,612,508
#	American Equity Investment Life Holding Co.	27,644	331,452
	American Express Co.	41,112	2,671,458
	American Financial Group, Inc.	45,977	1,639,080
*	American Independence Corp.	5,200	56,316
	American International Group, Inc.	410,080	29,665,187
	American National Bankshares, Inc.	3,634	83,219
	American National Insurance Co.	12,843	1,848,621
*	American Physicians Capital, Inc.	600	24,528
	American River Bankshares	3,611	85,220
*	American Spectrum Realty, Inc.	640	14,336
	American West Bancorporation	6,100	121,024
* #	AmeriCredit Corp.	58,500	1,553,175
	Ameriprise Financial, Inc.	37,748	2,372,462
	Ameris Bancorp	4,626	107,647
*	Amerisafe, Inc.	1,500	27,735
*	AmeriServe Financial, Inc.	11,247	49,037
	Anchor Bancorp Wisconsin, Inc.	12,400	355,012
#	AON Corp.	62,335	2,675,418
*	Argonaut Group, Inc.	13,700	453,881
#	Arrow Financial Corp.	3,573	80,250
*	Asset Acceptance Capital Corp.	17,910	343,872
#	Associated Banc-Corp	25,300	835,153
	Assurant, Inc.	24,356	1,447,964
#	ASTA Funding, Inc.	7,070	298,425
	Astoria Financial Corp.	48,388	1,290,024
*	Atlantic American Corp.	10,759	52,719

	Atlantic Coast Federal Corp.	7,807	149,036
*	B of I Holding, Inc.	112	830
	Baldwin & Lyons, Inc. Class A	1,358	36,299
	Baldwin & Lyons, Inc. Class B	8,109	210,915
	BancFirst Corp.	6,293	271,669
	Bancorp Rhode Island, Inc.	2,436	91,667
	BancorpSouth, Inc.	34,467	863,054
	Bank Mutual Corp.	37,261	440,798
	Bank of America Corp.	703,020	35,650,144
	Bank of Commerce Holdings	3,538	40,563
*	Bank of Florida Corp.	3,353	60,455
#	Bank of Granite Corp.	7,400	119,954
#	Bank of Hawaii Corp.	10,700	572,557
	Bank of New York Co., Inc.	51,600	2,092,896
#	Bank of the Ozarks, Inc.	7,800	224,016
	BankAtlantic Bancorp, Inc. Class A	16,200	153,576
	BankFinancial Corp.	9,942	163,645
#	BankUnited Financial Corp. Class A	10,264	235,251
	Banner Corp.	5,730	206,395
	Bar Harbor Bankshares	1,504	47,677
	BB&T Corp.	85,469	3,599,100
*	Beach First National Bancshares, Inc.	2,116	49,176
	Bear Stearns Companies, Inc.	18,900	2,834,244
	Benjamin Franklin Bancorp, Inc.	1,180	18,172
	Berkley (W.R.) Corp.	27,967	921,233
	Berkshire Bancorp, Inc.	3,850	61,099
	Berkshire Hills Bancorp, Inc.	3,549	116,727
	Beverly Hills Bancorp, Inc.	7,665	56,951
* #	BFC Financial Corp.	4,300	18,060
	Blackrock, Inc.	18,400	2,825,136
*	BNCCORP, Inc.	1,690	30,420
	BOK Financial Corp.	30,776	1,670,521
	Boston Private Financial Holdings, Inc.	20,769	587,970
	Bristol West Holdings, Inc.	12,012	265,105
	Brooke Corp.	7,420	100,170
	Brookline Bancorp, Inc.	23,004	274,668
	Brooklyn Federal Bancorp, Inc.	97	1,523
	Brown & Brown, Inc.	6,600	171,996
*	Brunswick Bancorp	600	6,705
	Bryn Mawr Bank Corp.	4,039	93,866
	C&F Financial Corp.	1,373	58,792
#	Cadence Financial Corp.	4,292	84,295
	California First National Bancorp	5,251	81,075
	Camco Financial Corp.	4,032	50,077
	Camden National Corp.	3,189	122,139
	Capital Bank Corp.	6,807	117,693
#	Capital City Bank Group, Inc.	6,710	200,293
	Capital Corp. of the West	3,457	85,215
	Capital One Financial Corp.	65,307	5,210,192
	Capital Properties, Inc.	700	16,394
	Capital Southwest Corp.	2,096	361,979
#	Capitol Bancorp, Ltd.	5,627	162,508

	Capitol Federal Financial	29,115	1,120,636
	Cardinal Financial Corp.	14,375	141,019
	Carrollton Bancorp	1,062	18,001
	Carver Bancorp, Inc.	1,127	18,336
	Cash America International, Inc.	14,700	609,903
* #	Cash Systems, Inc.	4,153	26,205
#	Cathay General Bancorp	28,161	954,095
* #	CB Richard Ellis Group, Inc.	16,625	618,782
*	Centennial Bank Holdings, Inc.	29,200	255,792
	Center Bancorp, Inc.	8,464	130,353
	Center Financial Corp.	5,300	91,266
#	Centerstate Banks of Florida, Inc.	4,256	72,650
	Central Bancorp, Inc.	400	11,304
	Central Pacific Financial Corp.	14,300	485,199
	Central Virginia Bankshares, Inc.	930	22,738
	Centrue Financial Corp.	3,582	68,416
	Century Bancorp, Inc. Class A	1,896	43,608
	CFS Bancorp, Inc.	2,552	37,770
	Charter Financial Corp.	5,404	291,816
#	Chemical Financial Corp.	11,500	309,235
	Chittenden Corp.	24,567	716,374
	Chubb Corp.	64,744	3,552,503
	Cincinnati Financial Corp.	55,948	2,541,158
	CIT Group, Inc.	62,544	3,748,262
	Citigroup, Inc.	716,412	39,037,290
	Citizens Community Bancorp, Inc.	5,240	48,627
	Citizens First Bancorp, Inc.	3,714	84,085
	Citizens Holding Co.	814	17,908
	Citizens Republic Bancorp, Inc.	16,664	317,283
	Citizens South Banking Corp.	3,750	47,850
* #	Citizens, Inc.	22,880	177,320
	City Holding Co.	9,800	373,478
#	City National Corp.	21,565	1,669,994
	Civitas BankGroup, Inc.	4,732	43,960
*	Clayton Holdings, Inc.	1,100	15,840
	Clifton Savings Bancorp, Inc.	16,455	192,359
	CNA Financial Corp.	88,135	4,479,021
*	CNA Surety Corp.	24,829	507,505
#	CNB Financial Corp.	3,645	51,941
	CoBiz, Inc.	7,781	143,871
	Codorus Valley Bancorp, Inc.	1,763	34,084
	Cohen & Steers, Inc.	8,670	450,753
*	Colonial Bankshares, Inc.	1,575	23,704
	Colony Bankcorp, Inc.	2,758	58,470
	Columbia Bancorp	3,818	75,825
	Columbia Banking System, Inc.	7,644	231,919
	Comerica, Inc.	31,340	1,969,092
	Comm Bancorp, Inc.	805	38,930
#	Commerce Bancorp, Inc.	30,444	1,050,927
	Commerce Bancshares, Inc.	34,395	1,623,444
	Commerce Group, Inc.	33,215	1,132,299
	Commercial Bancshares, Inc.	2,192	108,942

	Commercial National Financial Corp.	1,012	19,886
	Commonwealth Bankshares, Inc.	2,329	48,676
*	Community Bancorp	1,445	42,888
#	Community Bank System, Inc.	12,672	260,536
	Community Banks, Inc.	9,526	302,165
	Community Bankshares, Inc.	1,750	27,037
	Community Capital Corp.	1,854	37,173
	Community Central Bank Corp.	1,223	12,245
	Community Trust Bancorp, Inc.	6,603	224,238
	Community West Bancshares	2,503	39,297
	Compass Bancshares, Inc.	20,872	1,461,040
* #	CompuCredit Corp.	24,544	903,710
*	Conseco, Inc.	39,500	778,545
#	Consolidated-Tokoma Land Co.	2,932	218,434
*	Consumer Portfolio Services, Inc.	11,086	66,959
	Cooperative Bankshares, Inc.	2,417	40,847
#	Corus Bankshares, Inc.	11,144	202,709
	Countrywide Financial Corp.	98,300	3,827,802
* #	Cowen Group, Inc.	10,060	179,370
*	Cowlitz Bancorporation	2,947	49,480
	Crawford & Co. Class A	16,179	104,678
	Crawford & Co. Class B	10,570	72,193
*	Crescent Financial Corp.	1,243	14,207
	Cullen Frost Bankers, Inc.	29,772	1,582,977
#	CVB Financial Corp.	26,764	305,645
*	Dearborn Bancorp, Inc.	2,861	47,149
	Delphi Financial Group, Inc. Class A	19,643	843,470
#	Delta Financial Corp.	9,900	129,690
	Desert Community Bank	2,997	68,931
	Dime Community Bancshares	23,500	317,250
*	Dollar Financial Corp.	400	12,224
	Donegal Group, Inc. Class A	7,822	119,442
	Donegal Group, Inc. Class B	2,341	38,708
#	Downey Financial Corp.	14,712	1,070,886
* #	E*TRADE Financial Corp.	98,406	2,356,824
	East West Bancorp, Inc.	28,272	1,146,147
	Eaton Vance Corp.	8,144	357,440
	ECB Bancorp, Inc.	1,850	57,350
	EMC Insurance Group, Inc.	1,700	43,095
* #	Empire Financial Holding Co.	2,529	4,173
*	Encore Capital Group, Inc.	8,000	96,560
*	Enstar Group, Ltd.	638	74,116
#	Enterprise Financial Services Corp.	4,492	108,931
	Erie Indemnity Co.	26,167	1,456,979
	ESB Financial Corp.	7,224	80,259
	Evans Bancorp, Inc.	1,529	29,823
	Exchange National Bancshares, Inc.	1,656	52,677
*	EZCORP, Inc. Class A Non-Voting	17,600	264,528
#	F.N.B. Corp.	28,566	477,338
	FBL Financial Group, Inc. Class A	15,861	610,331
	Federal Agriculture Mortgage Corporation Class A	300	6,210
	Federal Agriculture Mortgage Corporation Class C	5,372	157,883

	Federal Home Loan Mortgage Corporation	95,960	6,409,168
	Federal National Mortgage Association	128,592	8,219,601
	Federal Trust Corp.	3,634	31,688
	Federated Investors, Inc.	16,200	630,828
	Fidelity Bancorp, Inc.	1,348	24,197
	Fidelity National Financial, Inc.	46,565	1,305,683
	Fidelity Southern Corp.	4,386	78,641
	Fifth Third Bancorp	86,722	3,673,544
#	Financial Federal Corp.	17,900	486,701
	Financial Institutions, Inc.	4,248	86,064
*	First Acceptance Corp.	24,844	253,409
	First Albany Companies, Inc.	1,150	2,104
	First American Corp.	29,424	1,575,655
#	First Bancorp	7,335	143,032
	First Bancorp of Indiana, Inc.	700	11,900
	First Bancshares, Inc.	569	9,531
#	First Busey Corp.	8,308	166,409
*	First Cash Financial Services, Inc.	17,800	443,754
	First Charter Corp.	13,676	300,598
	First Citizens BancShares, Inc.	3,984	771,860
#	First Commonwealth Financial Corp.	29,815	337,208
#	First Community Bancorp	16,768	947,057
	First Community Bancshares, Inc.	5,171	161,801
	First Defiance Financial Corp.	4,747	130,495
	First Federal Bancshares of Arkansas, Inc.	3,213	77,594
	First Federal Bankshares, Inc.	1,342	25,364
	First Federal of Northern Michigan Bancorp, Inc.	998	9,042
#	First Financial Bancorp	16,624	244,705
#	First Financial Bankshares, Inc.	10,869	440,629
#	First Financial Corp.	6,146	176,575
	First Financial Holdings, Inc.	4,100	135,341
	First Financial Service Corp.	1,415	40,582
	First Franklin Corp.	461	7,639
#	First Horizon National Corp.	25,105	1,011,480
	First Indiana Corp.	5,558	116,829
*	First Keystone Financial, Inc.	988	19,157
	First M&F Corp.	5,651	107,086
#	First Marblehead Corp.	6,750	251,505
*	First Mariner Bancorp, Inc.	2,110	28,168
	First Merchants Corp.	8,472	206,293
#	First Midwest Bancorp, Inc.	22,185	816,186
	First Mutual Bancshares, Inc.	3,561	78,876
*	First National Bancshares, Inc.	1	16
	First National Lincoln Corp.	4,895	77,977
	First Niagara Financial Group, Inc.	57,748	792,303
	First PacTrust Bancorp, Inc.	1,814	45,876
	First Place Financial Corp.	7,039	147,185
*	First Regional Bancorp	5,304	136,260
	First Republic Bank	8,272	447,929
#	First South Bancorp, Inc.	3,913	107,686
	First State Bancorporation	6,200	137,144
	First United Corp.	3,238	69,682

	First West Virginia Bancorp, Inc.	614	11,945
	Firstbank Corp.	2,587	49,059
*	FirstCity Financial Corp.	5,438	50,954
* #	FirstFed Financial Corp.	9,400	606,018
#	FirstMerit Corp.	32,000	688,960
	Flagstar Bancorp, Inc.	18,100	232,766
	Flushing Financial Corp.	13,723	225,743
	FMS Financial Corp.	1,050	32,077
#	FNB Corp. VA	3,692	118,181
	FNB Financial Services Corp.	2,611	37,703
	FNB United Corp.	4,567	73,940
	Forest City Enterprises, Inc. Class B	1,800	126,846
*	FPIC Insurance Group, Inc.	772	35,805
* #	Franklin Bank Corp.	8,500	140,165
*	Franklin Credit Management Corp.	2,363	11,461
#	Franklin Resources, Inc.	11,000	1,493,140
#	Fremont General Corp.	14,444	191,383
#	Frontier Financial Corp.	17,447	405,817
	Fulton Financial Corp.	83,642	1,275,540
	Gallagher (Arthur J.) & Co.	43,252	1,271,609
	GAMCO Investors, Inc.	3,754	193,631
	Gateway Financial Holdings, Inc.	6,358	92,000
#	GB&T Bancshares, Inc.	5,588	92,928
	Genworth Financial, Inc.	500	18,050
	German American Bancorp, Inc.	6,236	86,182
*	GFI Group, Inc.	300	22,350
	Glacier Bancorp, Inc.	26,085	558,219
	Gouverneur Bancorp, Inc.	600	6,588
	Great American Financial Resources, Inc.	17,158	411,620
*	Great Lakes Bancorp, Inc.	6,594	92,975
	Great Pee Dee Bancorp, Inc.	498	7,839
	Great Southern Bancorp, Inc.	4,688	129,623
*	Greater Atlantic Financial Corp.	840	4,217
	Greater Bay Bancorp	22,572	629,985
	Greater Community Bancorp	3,705	59,206
	Greene Bancshares, Inc.	4,263	149,162
#	Greenhill & Co., Inc.	6,900	496,800
*	Greenville First Bancshares, Inc.	1,244	26,373
*	Grubb & Ellis Co.	5,700	72,162
	GS Financial Corp.	500	10,170
	Guaranty Federal Bancshares, Inc.	1,342	40,381
	Habersham Bancorp	800	17,472
	Hancock Holding Co.	10,400	411,216
	Hanmi Financial Corp.	22,772	397,827
	Hanover Insurance Group, Inc.	25,552	1,246,682
	Harleysville Group, Inc.	10,510	318,033
#	Harleysville National Corp.	10,191	164,788
#	Harleysville Savings Financial Corp.	1,716	28,177
	Harrington West Financial Group, Inc.	2,705	46,607
	Hartford Financial Services Group, Inc.	50,172	5,176,245
	HCC Insurance Holdings, Inc.	48,785	1,605,514
#	Heartland Financial USA, Inc.	6,003	144,612

	Hercules Technology Growth Capital, Inc.	14,956	216,264
	Heritage Commerce Corp.	4,799	117,000
	Heritage Financial Corp.	2,891	66,927
	Heritage Financial Group	6,561	104,386
	HF Financial Corp.	1,670	28,974
	Hilb Rogal Hamilton Co.	20,084	871,445
	Hingham Institution for Savings	804	26,363
	HMN Financial, Inc.	2,615	89,276
	Home Federal Bancorp	2,353	67,555
	HopFed Bancorp, Inc.	710	11,353
	Horace Mann Educators Corp.	15,172	338,639
	Horizon Financial Corp.	5,350	120,589
*	HouseValues, Inc.	314	1,441
#	Hudson City Bancorp, Inc.	180,220	2,377,102
	Huntington Bancshares, Inc.	54,200	1,217,332
	IBERIABANK Corp.	3,594	183,761
	IBT Bancorp, Inc.	1,324	25,421
	Independence Holding Co.	9,927	219,486
	Independent Bank Corp. MA	6,301	186,699
	Independent Bank Corp. MI	6,630	114,633
#	IndyMac Bancorp, Inc.	21,144	710,016
	Infinity Property & Casualty Corp.	8,000	422,640
	Integra Bank Corp.	6,285	143,109
	International Bancshares Corp.	32,759	879,582
	International Securities Exchange Holdings, Inc.	7,900	513,816
	Intervest Bancshares Corp.	2,800	69,356
*	Investment Technology Group, Inc.	9,800	398,370
	Investors Capital Holdings, Ltd.	1,200	6,000
	Investors Financial Services Corp.	18,400	1,131,968
	Investors Title Co.	1,210	59,411
	Irwin Financial Corp.	15,300	243,270
	ITLA Capital Corp.	500	27,470
#	Janus Capital Group, Inc.	76,903	2,128,675
	Jefferies Group, Inc.	61,343	1,879,550
	Jefferson Bancshares, Inc.	2,516	29,915
	Jones Lang LaSalle, Inc.	5,300	618,510
	JPMorgan Chase & Co.	507,407	26,298,905
#	Kearny Financial Corp.	400	5,560
	KeyCorp	65,353	2,327,220
	K-Fed Bancorp	5,870	111,530
*	KMG America Corp.	500	2,745
	KNBT Bancorp, Inc.	10,003	151,746
* #	Knight Capital Group, Inc.	41,918	725,601
* #	LaBranche & Co., Inc.	2,300	18,998
#	Lakeland Bancorp, Inc.	12,713	178,236
	Lakeland Financial Corp.	5,002	110,044
#	LandAmerica Financial Group, Inc.	10,000	926,900
	Landmark Bancorp, Inc.	930	26,133
	Leesport Financial Corp.	3,343	71,745
	Legacy Bancorp, Inc.	7,571	113,641
	Legg Mason, Inc.	30,300	3,061,209
	Lehman Brothers Holdings, Inc.	98,926	7,259,190

	Leucadia National Corp.	65,823	2,359,096
	Lincoln Bancorp	3,570	69,044
	Lincoln National Corp.	40,246	2,917,835
#	LNB Bancorp, Inc.	2,601	41,278
	Loews Corp.	80,016	4,083,216
#	LSB Bancshares, Inc.	3,340	46,092
	LSB Corp.	2,427	41,841
	LSB Financial Corp.	560	14,123
#	M&T Bank Corp.	18,425	2,034,673
#	Macatawa Bank Corp.	5,639	88,315
	MAF Bancorp, Inc.	15,272	822,855
#	MainSource Financial Group, Inc.	11,814	202,610
*	Markel Corp.	2,000	986,000
*	MarketAxess Holdings, Inc.	500	8,835
*	Marlin Business Services, Inc.	6,400	131,776
	Marsh & McLennan Companies, Inc.	84,200	2,764,286
	Marshall & Ilsley Corp.	51,061	2,450,417
	MASSBANK Corp.	2,122	69,602
	Mayflower Bancorp, Inc.	600	6,030
	MB Financial, Inc.	20,706	732,164
	MBIA, Inc.	46,172	3,072,747
#	MBT Financial Corp.	6,499	89,231
	MCG Capital Corp.	35,235	621,545
*	Meadowbrook Insurance Group, Inc.	1,400	15,288
	Medallion Financial Corp.	7,200	82,296
#	Mellon Financial Corp.	10,300	446,299
	Mercantile Bancorp, Inc.	2,400	53,580
	Mercantile Bank Corp.	3,236	88,958
	Mercer Insurance Group, Inc.	2,173	40,526
	Merchants Bancshares, Inc.	4,281	96,322
	Mercury General Corp.	27,268	1,529,462
	Merrill Lynch & Co., Inc.	139,027	12,891,974
	Merrill Merchants Bancshares, Inc.	1,315	40,515
#	Meta Financial Group, Inc.	1,360	50,864
	MetLife, Inc.	119,216	8,106,688
#	MetroCorp Bancshares, Inc.	4,267	90,503
	MFB Corp.	500	17,025
	MGIC Investment Corp.	26,972	1,753,180
	MicroFinancial, Inc.	7,999	46,794
	Mid Penn Bancorp, Inc.	874	21,020
	Midland Co.	10,872	483,804
#	MidSouth Bancorp, Inc.	2,768	69,200
#	Midwest Banc Holdings, Inc.	8,607	138,142
	MidWestOne Financial Group, Inc.	1,100	19,162
	Monroe Bancorp	2,759	48,145
#	Moody’s Corp.	9,600	668,640
	Morgan Stanley	166,104	14,125,484
*	Move, Inc.	44,100	185,220
	Municipal Mortgage & Equity, L.L.C.	4,600	128,110
	MutualFirst Financial, Inc.	1,355	25,149
	Nara Bancorp, Inc.	10,056	161,499
* #	Nasdaq Stock Market, Inc.	45,900	1,527,552

	National City Corp.	90,445	3,128,493
#	National Financial Partners Corp.	20,672	968,070
#	National Interstate Corp.	213	5,193
#	National Penn Bancshares, Inc.	21,217	386,998
	National Security Group, Inc.	963	17,979
	National Western Life Insurance Co. Class A	1,838	462,919
	Nationwide Financial Services, Inc.	16,500	1,021,515
*	Navigators Group, Inc.	9,464	468,563
	NBT Bancorp, Inc.	13,640	308,264
	Nelnet, Inc. Class A	22,100	562,887
#	NetBank, Inc.	14,000	4,060
	New England Bancshares, Inc.	2,715	34,779
	New Hampshire Thrift Bancshares, Inc.	2,127	31,756
	New Westfield Financial, Inc.	20,757	215,043
#	New York Community Bancorp, Inc.	101,460	1,773,521
	NewAlliance Bancshares, Inc.	59,870	965,104
*	Newtek Business Services, Inc.	17,259	33,655
*	NexCen Brands, Inc.	26,200	334,836
	North Central Bancshares, Inc.	200	8,020
	North Valley Bancorp	2,786	69,037
	Northeast Bancorp	1,024	17,818
*	Northeast Community Bancorp, Inc.	9,793	119,181
	Northern Trust Corp.	45,744	2,977,020
	Northrim BanCorp, Inc.	4,348	116,874
	Northway Financial, Inc.	1,077	38,309
	Northwest Bancorp, Inc.	27,436	773,146
	Norwood Financial Corp.	1,002	32,485
	Nuveen Investments, Inc.	4,872	267,278
	NYMAGIC, Inc.	4,679	196,097
*	NYSE Euronext	10,800	897,264
	Oak Hill Financial, Inc.	2,436	51,594
#	OceanFirst Financial Corp.	4,962	89,018
* #	Ocwen Financial Corp.	17,901	253,478
	Odyssey Re Holdings Corp.	32,425	1,390,384
	Ohio Casualty Corp.	28,260	1,216,876
	Ohio Valley Banc Corp.	1,500	37,875
#	Old National Bancorp	29,444	525,575
	Old Republic International Corp.	75,063	1,625,865
#	Old Second Bancorp, Inc.	7,139	208,744
#	Omega Financial Corp.	5,100	145,707
	optionsXpress Holding, Inc.	546	13,912
	PAB Bankshares, Inc.	3,690	73,505
	Pacific Capital Bancorp	22,349	575,263
	Pacific Continental Corp.	6,044	96,833
*	Pacific Mercantile Bancorp	3,676	50,655
*	Pacific Premier Bancorp, Inc.	1,822	18,548
*	Pacific State Bancorp	1,732	32,666
	Pamrapo Bancorp, Inc.	2,413	50,504
	Park Bancorp, Inc.	700	23,450
#	Park National Corp.	5,509	481,046
	Parkvale Financial Corp.	2,717	81,646
	Partners Trust Financial Group, Inc.	21,744	236,357

	Peapack-Gladstone Financial Corp.	3,853	109,733
*	Pelican Financial, Inc. Escrow Shares	100	—
*	Penn Treaty American Corp.	9,974	60,542
	Penns Woods Bancorp, Inc.	1,687	57,932
*	Pennsylvania Commerce Bancorp, Inc.	3,430	92,370
	Peoples Bancorp of North Carolina	2,398	71,221
	Peoples Bancorp, Inc. IN	1,479	28,826
	Peoples Bancorp, Inc. OH	3,964	109,446
	Peoples Community Bancorp	1,902	29,272
	People’s United Financial, Inc.	17,220	347,672
	PFF Bancorp, Inc.	7,072	212,231
*	Philadelphia Consolidated Holding Corp.	35,187	1,449,704
*	Pico Holdings, Inc.	10,372	487,588
	Pinnacle Bancshares, Inc.	444	6,447
*	Pinnacle Financial Partners, Inc.	5,004	147,868
*	Piper Jaffray Companies, Inc.	1,000	66,900
	Placer Sierra Bancshares	38	1,069
*	PMA Capital Corp. Class A	16,157	171,910
	PMI Group, Inc.	36,172	1,788,344
	PNC Financial Services Group, Inc.	64,191	4,737,296
#	Portfolio Recovery Associates, Inc.	7,000	414,400
	Premier Financial Bancorp, Inc.	1,103	17,041
	Presidential Life Corp.	1,300	23,738
	Princeton National Bancorp, Inc.	1,659	47,862
	Principal Financial Group, Inc.	42,148	2,562,598
#	PrivateBancorp, Inc.	6,000	201,240
* #	ProAssurance Corp.	18,767	1,060,711
	ProCentury Corp.	8,352	159,022
#	Progressive Corp.	123,364	2,843,540
	Prosperity Bancshares, Inc.	24,014	831,845
	Protective Life Corp.	31,974	1,599,659
	Providence Community Bancshares, Inc.	525	10,944
	Provident Bankshares Corp.	14,000	468,300
	Provident Financial Holdings, Inc.	2,687	66,718
	Provident Financial Services, Inc.	29,044	487,939
	Provident New York Bancorp	22,348	306,391
	Prudential Financial, Inc.	77,616	7,918,384
	PSB Holdings, Inc.	3,341	36,150
	Pulaski Financial Corp.	4,231	67,188
	Radian Group, Inc.	14,372	889,627
	Rainier Pacific Financial Group, Inc.	4,415	90,066
	Raymond James Financial, Inc.	58,896	1,961,826
	Regions Financial Corp.	97,517	3,478,431
	Reinsurance Group of America, Inc.	32,434	2,026,476
	Renasant Corp.	5,474	133,128
	Republic Bancorp, Inc. Class A	6,912	131,812
*	Republic First Bancorp, Inc.	3,334	33,307
	Resource America, Inc.	8,755	206,180
*	Rewards Network, Inc.	12,280	48,015
	Riverview Bancorp, Inc.	6,785	94,719
	RLI Corp.	13,544	778,103
	Rome Bancorp, Inc.	5,280	65,894

	Royal Bancshares of Pennsylvania, Inc. Class A	3,891	82,217
*	RTW, Inc.	300	2,565
	Rurban Financial Corp.	2,124	25,923
#	S&T Bancorp, Inc.	13,700	448,812
#	S.Y. Bancorp, Inc.	5,579	139,363
	SAFECO Corp.	34,231	2,147,995
	Safety Insurance Group, Inc.	300	12,492
	Salisbury Bancorp, Inc.	924	32,063
	Sanders Morris Harris Group, Inc.	15,584	213,345
	Sandy Spring Bancorp, Inc.	7,072	227,223
	SCBT Financial Corp.	3,363	121,942
	Schwab (Charles) Corp.	54,301	1,220,143
*	SCPIE Holdings, Inc.	3,857	82,540
*	Seabright Insurance Holdings	13,444	240,513
#	Seacoast Banking Corp. of Florida	5,464	127,093
	Security Bank Corp.	6,978	143,468
*	Security National Financial Corp. Class A	1,971	11,530
	SEI Investments Co.	6,444	397,788
	Selective Insurance Group, Inc.	30,334	830,242
	Shore Financial Corp.	680	9,003
	Siebert Financial Corp.	8,302	31,132
#	Sierra Bancorp	3,916	108,982
	Simmons First National Corp. Class A	6,456	182,124
	Sky Financial Group, Inc.	32,500	893,750
	SLM Corp.	6,700	376,607
	South Financial Group, Inc.	30,563	727,399
	South Street Financial Corp.	897	7,064
*	Southcoast Financial Corp.	3,580	72,684
	Southern Community Financial Corp.	10,888	103,327
*	Southern Connecticut Bancorp, Inc.	1,000	7,470
#	Southside Bancshares, Inc.	4,717	101,934
	Southwest Bancorp, Inc.	6,944	170,614
	Southwest Georgia Financial Corp.	1,614	30,666
	Sovereign Bancorp, Inc.	154,295	3,585,816
	StanCorp Financial Group, Inc.	26,742	1,360,098
	State Auto Financial Corp.	20,270	627,154
	State Bancorp, Inc.	7,939	143,299
#	State Street Corp.	22,700	1,549,729
	Sterling Bancorp	7,235	115,977
	Sterling Bancshares, Inc.	39,592	454,912
	Sterling Financial Corp.	18,845	569,873
#	Sterling Financial Corp. (PA)	12,823	126,691
	Stewart Information Services Corp.	11,184	443,110
* #	Stifel Financial Corp.	6,728	405,093
*	Stratus Properties, Inc.	3,069	110,914
	Student Loan Corp.	7,397	1,518,234
#	Suffolk Bancorp	4,653	142,708
*	Sun American Bancorp	2,523	29,771
*	Sun Bancorp, Inc.	9,324	165,874
	SunTrust Banks, Inc.	56,244	5,022,027
* #	Superior Bancorp	16,400	167,116
#	Susquehanna Bancshares, Inc.	19,628	422,591

	Sussex Bancorp	1,459	22,614
* #	SVB Financial Group	17,900	949,953
	SWS Group, Inc.	15,506	374,315
	Synergy Financial Group, Inc.	5,794	79,146
	Synovus Financial Corp.	77,888	2,574,977
	T. Rowe Price Group, Inc.	18,300	939,705
	Taylor Capital Group, Inc.	5,412	163,172
	TCF Financial Corp.	60,039	1,694,901
* #	TD Ameritrade Holding Corp.	32,100	659,013
	Team Financial, Inc.	892	13,434
	Teche Holding Co.	600	26,520
* #	Tejon Ranch Co.	4,300	211,861
* #	Temecula Valley Bancorp, Inc.	3,917	74,854
*	Texas Capital Bancshares, Inc.	362	8,156
	TF Financial Corp.	1,805	54,583
*	The Bancorp, Inc.	6,360	136,486
	The Colonial BancGroup, Inc.	74,400	1,877,856
	The Goldman Sachs Group, Inc.	28,024	6,468,500
*	The Intergroup Corp.	777	15,540
	The Phoenix Companies, Inc.	1,900	29,906
	The Savannah Bancorp, Inc.	2,587	65,192
#	The St. Joe Corp.	5,400	282,636
	The Travelers Companies, Inc.	106,978	5,794,998
	The Wilber Corp.	4,450	41,607
	Thomas Properties Group, Inc.	6	101
	TIB Financial Corp.	4,622	62,813
	TierOne Corp.	6,744	211,020
	Timberland Bancorp, Inc.	2,754	96,197
	Tompkins County Trustco, Inc.	3,502	130,625
	Torchmark Corp.	22,247	1,559,737
	Tower Financial Corp.	1,125	17,156
	Tower Group, Inc.	400	12,664
*	Tradestation Group, Inc.	8,400	100,128
	Transatlantic Holdings, Inc.	21,182	1,517,902
*	Triad Guaranty, Inc.	5,176	230,798
	Trico Bancshares	6,697	151,687
#	TrustCo Bank Corp. NY	21,000	203,910
	Trustmark Corp.	19,872	534,954
	U.S. Bancorp	120,595	4,170,175
	UCBH Holdings, Inc.	46,962	873,963
	UMB Financial Corp.	23,100	891,891
#	Umpqua Holdings Corp.	23,049	575,303
*	Unico American Corp.	100	1,177
#	Union Bankshares Corp.	4,716	110,873
	Union Bankshares, Inc.	1,462	31,126
	UnionBanCal Corp.	31,038	1,905,112
	United Bancshares, Inc.	1,874	28,016
	United Bankshares, Inc.	16,400	553,500
*	United Capital Corp.	4,928	153,507
#	United Community Banks, Inc.	19,722	599,352
	United Community Financial Corp.	10,476	110,836
	United Financial Bancorp, Inc.	8,988	137,427

#	United Fire & Casualty Co.	15,600	610,740
*	United PanAm Financial Corp.	10,244	160,831
#	United Security Bancshares CA	3,818	85,867
* #	United Western Bancorp, Inc.	5,014	126,553
	Unitrin, Inc.	33,320	1,632,014
	Unity Bancorp, Inc.	1,740	20,671
*	Universal American Financial Corp.	10,000	212,300
#	Univest Corporation of Pennsylvania	4,629	108,781
	Unum Group	104,224	2,766,105
	USB Holding Co., Inc.	9,250	186,295
#	Valley National Bancorp	50,997	1,248,930
#	Vineyard National Bancorp Co.	6,089	148,572
* #	Virginia Commerce Bancorp, Inc.	11,393	208,150
#	Virginia Financial Group, Inc.	4,959	109,148
	Wachovia Corp.	317,673	17,214,700
	Waddell & Reed Financial, Inc.	11,472	297,584
	Wainwright Bank & Trust Co.	3,634	48,151
	Washington Banking Co.	3,458	53,703
	Washington Federal, Inc.	43,609	1,093,714
	Washington Mutual, Inc.	148,276	6,482,627
	Washington Savings Bank, FSB	3,637	31,096
	Washington Trust Bancorp, Inc.	6,723	163,705
	Wayne Savings Bancshares, Inc.	1,304	17,969
	Webster Financial Corp.	28,171	1,267,413
	Wells Fargo & Co.	309,715	11,177,614
	Wesbanco, Inc.	13,780	432,003
	Wesco Financial Corp.	2,345	1,010,695
#	West Bancorporation	6,655	98,893
	West Coast Bancorp	7,700	237,699
#	Westamerica Bancorporation	14,900	689,870
*	Western Alliance Bancorp	12,100	377,399
	Westwood Holdings Group, Inc.	1,492	40,209
	Whitney Holding Corp.	30,232	938,401
	Willow Financial Bancorp, Inc.	5,758	70,248
	Wilmington Trust Corp.	28,872	1,233,123
	Wilshire Bancorp, Inc.	9,847	125,451
	Wilshire Enterprises, Inc.	400	2,280
	Wintrust Financial Corp.	12,800	587,392
*	World Acceptance Corp.	5,272	223,427
	WVS Financial Corp.	1,462	24,415
	Yardville National Bancorp	5,052	181,872
	Zenith National Insurance Corp.	20,350	984,329
	Zions Bancorporation	26,828	2,158,581
Total Financials			581,314,776

Health Care — (8.4%)
*	Abaxis, Inc.	2,500	57,225
	Abbott Laboratories	45,442	2,560,657
* #	Abiomed, Inc.	6,500	72,540
* #	Abraxis Bioscience, Inc.	38,000	935,560
* #	Acadia Pharmaceuticals, Inc.	12,245	156,614
*	Accelr8 Technology Corp.	1,800	3,330

*	Accelrys, Inc.	15,449	98,874
* #	Acusphere, Inc.	5,188	15,149
* #	Adolor Corp.	11,500	43,240
* #	Advanced Magnetics, Inc.	3,602	227,178
*	Advanced Medical Optics, Inc.	28,500	1,000,350
* #	Advancis Pharmaceutical Corp.	6,000	18,000
* #	ADVENTRX Pharmaceuticals, Inc.	27,900	78,678
	Aetna, Inc.	74,744	3,956,200
*	Affymetrix, Inc.	33,700	875,526
*	Air Methods Corp.	5,834	206,057
* #	Akorn, Inc.	11,283	79,094
*	Albany Molecular Research, Inc.	14,100	200,643
* #	Alexion Pharmaceuticals, Inc.	9,044	439,267
* #	Align Technology, Inc.	12,600	287,154
*	Alkermes, Inc.	25,577	410,767
	Allergan, Inc.	5,100	635,103
*	Alliance Imaging, Inc.	12,200	106,872
*	Allied Healthcare International, Inc.	30,344	91,335
*	Allied Healthcare Products, Inc.	3,783	24,098
*	Allion Healthcare, Inc.	7,064	35,320
* #	Allos Therapeutics, Inc.	13,719	79,296
* #	Allscripts Healthcare Solutions, Inc.	20,100	493,656
* #	Alnylam Pharmaceuticals, Inc.	17,203	282,129
	Alpharma, Inc. Class A	24,443	593,965
*	Amedisys, Inc.	12,034	448,868
*	America Services Group, Inc.	5,700	105,621
*	American Dental Partners, Inc.	6,562	169,431
* #	American Medical Systems Holdings, Inc.	28,260	530,158
	American Shared Hospital Services	2,089	12,471
*	AMERIGROUP Corp.	24,100	614,550
	AmerisourceBergen Corp.	41,071	2,103,657
*	Amgen, Inc.	29,900	1,684,267
*	AMICAS, Inc.	26,099	81,951
*	AMN Healthcare Services, Inc.	15,369	346,110
*	Amsurg Corp.	16,500	406,065
*	Amylin Pharmaceuticals, Inc.	5,187	239,899
	Analogic Corp.	7,600	501,600
*	Anesiva, Inc.	16,110	121,630
*	AngioDynamics, Inc.	1,651	26,168
*	Anika Therapeutics, Inc.	5,964	81,110
* #	Antigenics, Inc.	15,000	42,150
*	AP Pharma, Inc.	250	665
	Applera Corp. - Applied Biosystems Group	12,200	346,358
*	Applera Corp. - Celera Group	36,894	492,535
* #	Apria Healthcare Group, Inc.	23,800	689,248
*	Aradigm Corp.	500	755
*	Arcadia Resources, Inc.	31,961	47,302
* #	Arena Pharmaceuticals, Inc.	27,000	375,300
* #	Ariad Pharmaceuticals, Inc.	13,900	75,477
*	Arqule, Inc.	21,100	189,478
*	Array BioPharma, Inc.	9,716	120,770
	Arrhythmia Research Technology, Inc.	1,790	23,968

	Arrow International, Inc.	18,360	705,024
*	Arthrocare Corp.	13,544	596,884
*	Aspect Medical Systems, Inc.	10,000	161,900
* #	AtheroGenics, Inc.	9,800	23,422
	Atrion Corp.	944	85,980
*	ATS Medical, Inc.	9,800	15,876
* #	AVANIR Pharmaceuticals Class A	16,975	58,733
*	Avant Immunotherapeutics, Inc.	1,600	1,600
* #	AVI BioPharma, Inc.	10,948	33,391
*	Avigen, Inc.	15,879	106,548
	Bard (C.R.), Inc.	7,500	633,075
*	Barr Laboratories, Inc.	24,400	1,301,008
*	Barrier Therapeutics, Inc.	13,630	89,004
#	Bausch & Lomb, Inc.	27,016	1,834,386
	Baxter International, Inc.	21,600	1,227,744
	Beckman Coulter, Inc.	21,897	1,432,064
	Becton Dickinson & Co.	10,200	777,750
* #	Bentley Pharmaceuticals, Inc.	10,044	119,122
*	Bioanalytical Systems, Inc.	2,068	14,600
* #	BioCryst Pharmaceuticals, Inc.	3,226	25,808
* #	Bioenvision, Inc.	7,500	42,375
*	Biogen Idec, Inc.	53,944	2,816,956
*	Bio-Imaging Technologies, Inc.	5,474	38,044
* #	BioLase Technology, Inc.	5,000	30,000
* #	BioMarin Pharmaceutical, Inc.	27,900	497,736
	Biomet, Inc.	10,144	442,481
*	Bio-Rad Laboratories, Inc. Class A	9,500	709,650
*	Bio-Rad Laboratories, Inc. Class B	944	70,092
*	Bio-Reference Laboratories, Inc.	7,000	182,280
* #	BioSante Pharmaceuticals, Inc.	4,500	30,690
*	BioScrip, Inc.	18,092	75,805
*	Biosite, Inc.	5,810	534,055
*	BioSphere Medical, Inc.	3,248	25,204
*	Bioveris Corp.	12,281	262,568
*	Boston Scientific Corp.	215,700	3,380,019
*	Bovie Medical Corp.	1,600	11,488
*	Bradley Pharmaceuticals, Inc.	8,400	185,472
	Bristol-Myers Squibb Co.	71,100	2,155,041
*	Bruker BioSciences Corp.	43,972	375,521
* #	BSD Medical Corp.	6,939	55,165
*	Caliper Life Sciences, Inc.	25,347	116,596
	Cambrex Corp.	13,115	163,019
*	Candela Corp.	10,600	119,144
*	Cantel Medical Corp.	9,767	173,364
*	Capital Senior Living Corp.	1,100	12,232
*	Caraco Pharmaceutical Laboratories, Ltd.	6,455	99,794
*	Cardiac Science Corp.	13,307	139,857
	Cardinal Health, Inc.	28,372	2,055,835
*	Cardiotech International, Inc.	1,686	2,209
*	Celgene Corp.	12,618	772,726
* #	Cell Genesys, Inc.	15,300	66,096
* #	Cell Therapeutics, Inc.	225	1,114

*	Celsion Corp.	3,725	22,797
*	Centene Corp.	19,283	443,316
* #	Cephalon, Inc.	3,800	315,438
* #	Cepheid, Inc.	28,300	331,110
* #	Cerner Corp.	9,900	562,419
* #	Cerus Corp.	15,444	96,062
*	Chad Therapeutics, Inc.	880	1,760
*	Charles River Laboratories International, Inc.	29,264	1,555,967
#	Chemed Corp.	12,000	804,000
*	Cholestech Corp.	9,100	152,425
#	Cigna Corp.	6,600	1,106,358
* #	Clinical Data, Inc.	5,661	125,674
* #	Collagenex Pharmaceuticals, Inc.	9,977	105,656
* #	Columbia Laboratories, Inc.	1,700	4,301
* #	Combinatorx, Inc.	14,263	96,275
*	Community Health Systems, Inc.	41,979	1,600,239
	Computer Programs & Systems, Inc.	1,300	43,654
*	Conceptus, Inc.	6,100	113,338
*	Conmed Corp.	11,900	372,589
	Cooper Companies, Inc.	15,600	860,184
* #	Cortex Pharmaceuticals, Inc.	2,300	6,831
*	Corvel Corp.	6,311	173,174
*	Covance, Inc.	3,700	246,235
*	Coventry Health Care, Inc.	36,444	2,174,613
* #	Critical Therapeutics, Inc.	10,413	33,634
*	Criticare Systems, Inc.	4,709	17,141
*	Cross Country Healthcare, Inc.	15,672	272,850
*	CryoCor, Inc.	4,552	27,084
*	CryoLife, Inc.	6,800	99,280
*	Cubist Pharmaceuticals, Inc.	16,100	369,495
* #	CuraGen Corp.	9,900	26,829
*	Curis, Inc.	4,000	5,560
*	Cutera, Inc.	7,100	186,020
* #	CV Therapeutics, Inc.	12,600	132,804
* #	Cyberonics, Inc.	7,500	140,850
*	Cyclacel Pharmaceuticals, Inc.	10,229	86,742
*	Cypress Bioscience, Inc.	15,400	233,156
* #	Cytogen Corp.	9,744	20,657
* #	Cytomedix, Inc.	855	898
*	Cytori Therapeutics, Inc.	7,314	44,908
*	Cytyc Corp.	23,700	1,002,036
	Dade Behring Holdings, Inc.	16,388	882,658
	Datascope Corp.	8,617	317,536
*	DaVita, Inc.	5,772	318,788
*	Daxor Corp.	2,527	37,400
* #	Dendreon Corp.	39,910	342,428
	Dentsply International, Inc.	8,400	303,576
* #	DepoMed, Inc.	6,244	27,286
* #	Digene Corp.	7,900	351,550
*	Dionex Corp.	4,902	347,552
* #	Discovery Laboratories, Inc.	13,672	46,348
* #	Diversa Corp.	7,200	46,872

*	DJO, Inc.	10,900	425,209
* #	Durect Corp.	14,677	58,708
* #	DUSA Pharmaceuticals, Inc.	2,200	7,744
* #	Dyadic International, Inc.	5,300	28,249
*	Dyax Corp.	12,740	59,114
* #	Dynavax Technologies Corp.	20,524	102,210
*	Eclipsys Corp.	10,557	215,152
* #	Edwards Lifesciences Corp.	12,000	602,400
	Eli Lilly & Co.	33,400	1,957,908
* #	Elite Pharmaceuticals, Inc.	3,915	9,004
* #	Emeritus Corp.	6,591	235,628
*	Emisphere Technologies, Inc.	4,400	17,380
*	Encision, Inc.	900	3,060
* #	Encysive Pharmaceuticals, Inc.	11,100	43,734
*	Endo Pharmaceuticals Holdings, Inc.	25,800	911,256
*	Endologix, Inc.	22,526	100,916
*	Enpath Medical, Inc.	2,931	42,031
*	Entremed, Inc.	4,300	7,697
* #	Enzo Biochem, Inc.	5,800	94,308
* #	Enzon Pharmaceuticals, Inc.	38,116	322,843
*	EPIX Pharmaceuticals, Inc.	13,133	77,353
*	eResearch Technology, Inc.	28,600	256,256
*	etrials Worldwide, Inc.	5,248	25,138
* #	ev3, Inc.	31,833	553,258
*	Exact Sciences Corp.	10,292	30,773
*	Exactech, Inc.	6,442	104,296
* #	Exelixis, Inc.	24,400	270,352
*	Express Scripts, Inc.	9,100	929,110
*	E-Z-EM, Inc.	7,224	123,386
* #	Five Star Quality Care, Inc.	14,100	115,056
*	Forest Laboratories, Inc.	13,210	669,879
*	Gene Logic, Inc.	12,628	18,437
*	Genentech, Inc.	34,954	2,788,281
*	Genesis HealthCare Corp.	6,600	450,780
* #	Genitope Corp.	26,142	93,327
*	Gen-Probe, Inc.	10,800	584,172
*	Gentiva Health Services, Inc.	15,500	317,440
* #	GenVec, Inc.	14,000	61,600
* #	Genzyme Corp.	18,716	1,207,556
* #	Geron Corp.	31,201	287,673
*	Gilead Sciences, Inc.	18,287	1,513,615
*	Greatbatch, Inc.	12,272	368,651
*	GTx, Inc.	221	4,411
*	Haemonetics Corp.	13,800	685,032
*	Halozyme Therapeutics, Inc.	9,234	94,279
* #	Hana Biosciences, Inc.	7,200	12,600
*	Hanger Orthopedic Group, Inc.	1,100	12,584
*	Harvard Bioscience, Inc.	18,051	93,324
#	Health Management Associates, Inc.	113,900	1,252,900
*	Health Net, Inc.	23,080	1,317,406
*	HealthExtras, Inc.	16,377	498,352
*	Healthspring, Inc.	3,300	80,586

*	HealthStream, Inc.	10,497	38,629
*	HealthTronics, Inc.	8,200	39,360
* #	Healthways, Inc.	13,800	643,356
*	Hemispherx Biopharma, Inc.	2,000	3,160
	Hillenbrand Indutries, Inc.	21,800	1,443,160
* #	Hi-Tech Pharmacal Co., Inc.	1,600	18,880
* #	HLTH Corp.	82,534	1,245,438
*	HMS Holdings Corp.	12,048	247,104
*	Hollis-Eden Pharmaceuticals, Inc.	9,100	23,114
*	Hologic, Inc.	11,000	594,990
	Hooper Holmes, Inc.	34,729	126,066
*	Horizon Health Corp.	3,300	66,033
*	Hospira, Inc.	6,472	257,844
* #	Human Genome Sciences, Inc.	24,000	254,160
*	Humana, Inc.	38,400	2,382,720
*	ICU Medical, Inc.	6,400	256,960
*	Idenix Pharmaceuticals, Inc.	370	2,742
*	Idera Pharmaceuticals, Inc.	2,999	25,521
*	IDEXX Laboratories, Inc.	5,187	457,960
* #	IDM Pharma, Inc.	4,117	13,545
* #	I-Flow Corp.	12,444	195,122
* #	Illumina, Inc.	8,065	263,161
*	ImClone Systems, Inc.	17,600	727,232
* #	Immtech International, Inc.	5,700	40,926
*	Immucor, Inc.	10,700	337,906
*	Immunicon Corp.	8,500	17,510
*	ImmunoGen, Inc.	22,794	128,330
* #	Immunomedics, Inc.	25,300	134,849
*	Implant Sciences Corp.	2,800	5,460
	IMS Health, Inc.	13,700	447,990
* #	Incyte Corp.	35,100	248,859
*	Indevus Pharmaceuticals, Inc.	27,371	202,545
*	Infinity Pharmaceuticals, Inc.	6,245	67,446
*	Inhibitex, Inc.	200	278
* #	Inovio Biomedical Corp.	10,600	38,690
* #	Insmed, Inc.	2,600	2,001
* #	Inspire Pharmaceuticals, Inc.	23,200	137,576
* #	Integra LifeSciences Holdings	11,400	585,048
*	IntegraMed America, Inc.	5,084	58,873
*	Interleukin Genetics, Inc.	6,530	15,672
* #	InterMune, Inc.	11,100	295,149
* #	Interpharm Holdings, Inc.	3,644	5,320
* #	Introgen Therapeutics, Inc.	7,100	31,098
* #	Intuitive Surgical, Inc.	2,700	371,601
	Invacare Corp.	8,000	142,000
*	Inventiv Health, Inc.	15,818	595,706
*	Inverness Medical Innovations, Inc.	19,942	951,034
*	Invitrogen Corp.	22,372	1,620,628
*	Iomed, Inc.	900	2,394
*	Iridex Corp.	2,386	13,147
*	IRIS International, Inc.	10,332	142,375
* #	Isis Pharmaceuticals, Inc.	17,100	172,026

* #	Isolagen, Inc.	12,812	58,295
* #	Ista Pharmaceuticals, Inc.	11,437	91,267
* #	I-Trax, Inc.	18,804	84,430
*	IVAX Diagnostics, Inc.	1,200	1,368
*	Javelin Pharmaceuticals, Inc.	11,100	79,809
	Johnson & Johnson	112,650	7,127,365
*	Kendle International, Inc.	6,700	231,351
*	Kensey Nash Corp.	4,800	111,984
* #	Keryx Biopharmaceuticals, Inc.	16,500	180,345
	Kewaunee Scientific Corp.	1,006	11,257
*	Kindred Healthcare, Inc.	22,600	723,200
* #	Kinetic Concepts, Inc.	11,100	556,998
*	King Pharmaceuticals, Inc.	54,363	1,154,670
*	Kosan Biosciences, Inc.	17,232	106,838
*	K-V Pharmaceutical Co. Class A	18,300	494,100
*	K-V Pharmaceutical Co. Class B	5,008	135,016
* #	Kyphon, Inc.	7,500	356,175
* #	La Jolla Pharmaceutical Co.	20,000	107,400
*	Laboratory Corp. of America Holdings	7,200	566,928
	Landauer, Inc.	1,200	59,616
*	Langer, Inc.	4,540	23,154
*	Lannet Co., Inc.	5,743	37,674
	LCA-Vision, Inc.	5,100	230,775
*	Lexicon Pharmaceuticals, Inc.	33,913	110,556
*	LHC Group, Inc.	9,191	269,848
*	Lifecell Corp.	8,600	242,090
*	Lifecore Biomedical, Inc.	7,472	131,806
* #	LifePoint Hospitals, Inc.	26,166	1,062,078
*	Lincare Holdings, Inc.	42,614	1,708,395
*	Lipid Sciences, Inc.	184	245
*	Luminex Corp.	3,800	47,158
*	Magellan Health Services, Inc.	21,500	963,200
* #	Mannkind Corp.	6,000	68,280
#	Manor Care, Inc.	4,900	333,200
* #	Martek Biosciences Corp.	14,734	308,383
* #	Matria Healthcare, Inc.	10,422	333,504
*	Matrixx Initiatives, Inc.	3,587	71,776
*	Maxygen, Inc.	22,700	230,859
	McKesson Corp.	21,000	1,325,730
* #	Medarex, Inc.	61,343	980,875
*	MedCath Corp.	13,700	452,100
*	Medco Health Solutions, Inc.	41,644	3,238,237
*	Medical Action Industries, Inc.	8,305	167,761
*	Medical Staffing Network Holdings, Inc.	11,229	66,476
#	Medicis Pharmaceutical Corp. Class A	19,700	650,100
*	Medimmune, Inc.	15,844	917,051
*	MEDTOX Scientific, Inc.	3,148	77,441
	Medtronic, Inc.	38,258	2,034,178
*	Memory Pharmaceuticals Corp.	14,600	42,048
*	Memry Corp.	4,650	8,230
#	Mentor Corp.	4,950	200,178
	Merck & Co., Inc.	86,605	4,542,432

*	Merge Technologies, Inc.	2,600	17,992
	Meridian Bioscience, Inc.	11,550	243,936
*	Merit Medical Systems, Inc.	11,400	130,530
* #	Metabasis Therapeutics, Inc.	17,603	139,768
*	Metropolitan Health Networks, Inc.	16,400	29,520
*	MGI Pharma, Inc.	23,300	498,154
*	MicroIslet, Inc.	1,000	390
*	Micromet, Inc.	13,240	36,410
*	Microtek Medical Holdings, Inc.	15,014	68,764
* #	Millennium Pharmaceuticals, Inc.	157,341	1,710,297
* #	Millipore Corp.	12,700	949,579
*	Minrad International, Inc.	13,336	80,683
*	Molina Healthcare, Inc.	15,444	493,745
* #	Momenta Pharmaceuticals, Inc.	300	3,924
* #	Monogram Biosciences, Inc.	3,600	6,552
*	MTS Medication Technologies	2,178	28,379
* #	Myriad Genetics, Inc.	11,600	441,612
* #	Nabi Biopharmaceuticals	20,932	107,590
* #	Nastech Pharmaceutical Co., Inc.	3,600	43,344
*	National Dentex Corp.	1,812	33,468
	National Healthcare Corp.	4,443	236,590
	National Home Health Care Corp.	1,300	16,471
*	National Medical Health Card Systems, Inc.	2,837	46,754
	National Research Corp.	3,050	80,520
* #	Natus Medical, Inc.	9,390	147,141
* #	Nektar Therapeutics	11,300	128,142
*	Neogen Corp.	5,087	139,282
*	Neopharm, Inc.	1,544	2,146
* #	Neose Technologies, Inc.	9,100	24,115
* #	Neurocrine Biosciences, Inc.	28,300	328,846
*	Neurogen Corp.	20,188	156,053
* #	Neurometric, Inc.	1,600	14,416
*	New Brunswick Scientific Co., Inc.	6,798	53,772
* #	NitroMed, Inc.	17,362	41,669
*	NMT Medical, Inc.	6,862	92,294
* #	Northfield Laboratories, Inc.	4,700	7,285
*	NovaMed, Inc.	8,108	54,243
* #	Novavax, Inc.	21,996	64,008
*	Noven Pharmaceuticals, Inc.	13,000	304,850
*	NPS Pharmaceuticals, Inc.	14,900	63,474
*	Nutraceutical International Corp.	6,450	105,457
* #	NuVasive, Inc.	14,461	375,408
* #	Nuvelo, Inc.	6,300	23,184
* #	Occulogix, Inc.	400	468
*	Odyssey Healthcare, Inc.	18,504	239,997
#	Omnicare, Inc.	23,967	896,845
*	Omnicell, Inc.	4,162	93,687
*	Onyx Pharmaceuticals, Inc.	9,700	290,224
#	Option Care, Inc.	18,900	284,823
*	OraSure Technologies, Inc.	21,488	164,598
*	Orchid Cellmark, Inc.	16,003	81,935
*	Orthologic Corp.	2,952	4,280

* #	Oscient Pharmaceuticals Corp.	1	6
*	OSI Pharmaceuticals, Inc.	9,700	366,272
*	Osteotech, Inc.	10,200	74,664
#	Owens & Minor, Inc.	18,744	665,412
*	Oxigene, Inc.	14,996	68,532
* #	Pain Therapeutics, Inc.	21,233	178,782
*	PainCare Holdings, Inc.	4,800	1,488
* #	Palatin Technologies, Inc.	11,931	23,146
* #	Palomar Medical Technologies, Inc.	5,100	198,339
*	Panacos Pharmaceuticals, Inc.	6,400	26,752
*	Par Pharmaceutical Companies, Inc.	21,100	618,441
*	Parexel International Corp.	13,500	542,970
*	Patterson Companies, Inc.	27,500	1,031,800
*	PDI, Inc.	4,600	48,254
* #	PDL BioPharma, Inc.	18,172	499,912
*	Pediatric Services of America, Inc.	2,753	43,635
* #	Pediatrix Medical Group, Inc.	16,160	931,139
* #	Penwest Pharmaceuticals Co.	1,840	23,920
	PerkinElmer, Inc.	57,733	1,530,502
	Perrigo Co.	51,464	1,006,636
	Pfizer, Inc.	1,038,972	28,561,340
	Pharmaceutical Products Development Service, Inc.	8,700	317,550
*	Pharmacopia Drug Discovery, Inc.	12,586	75,894
*	Pharmacyclics, Inc.	5,800	20,010
*	Pharmanet Development Group, Inc.	8,700	279,357
*	Pharmion Corp.	15,900	461,259
* #	PhotoMedex, Inc.	900	1,134
	PolyMedica Corp.	6,600	268,356
*	Possis Medical, Inc.	9,676	113,887
*	Pozen, Inc.	7,200	113,688
*	PRA International	390	9,001
*	Progenics Pharmaceuticals, Inc.	3,400	72,726
*	Prospect Medical Holdings, Inc.	2,320	12,760
*	Providence Service Corp.	7,300	196,881
*	ProxyMed, Inc.	4,767	12,633
*	PSS World Medical, Inc.	30,523	572,306
	Psychemedics Corp.	610	11,682
*	Psychiatric Solutions, Inc.	24,900	971,598
*	QuadraMed Corp.	16,290	52,943
	Quest Diagnostics, Inc.	44,044	2,159,037
*	Questcor Pharmaceuticals, Inc.	1,200	720
*	Quidel Corp.	12,800	188,032
* #	Quigley Corp.	3,192	18,514
* #	Radiation Therapy Services, Inc.	10,569	291,916
*	RadNet, Inc.	600	4,080
*	Regeneration Technologies, Inc.	15,206	152,820
*	Regeneron Pharmaceuticals, Inc.	18,522	415,634
* #	RegeneRx Biopharmaceuticals, Inc.	6,400	13,760
*	RehabCare Group, Inc.	12,900	203,562
*	Renovis, Inc.	15,665	52,321
*	Repligen Corp.	15,242	59,291

*	Repros Therapeutics, Inc.	2,000	26,580
*	Res-Care, Inc.	18,361	380,073
*	ResMed, Inc.	15,900	716,772
*	Respironics, Inc.	16,569	731,521
*	Retractable Technologies, Inc.	7,725	20,935
* #	Rigel Pharmaceuticals, Inc.	12,200	118,828
* #	Rochester Medical Corp.	6,656	101,970
* #	Rotech Healthcare, Inc.	9,934	12,815
* #	Salix Pharmaceuticals, Ltd.	21,100	280,419
* #	Sangamo BioSciences, Inc.	20,288	147,900
* #	Santarus, Inc.	9,650	56,742
* #	Savient Pharmaceuticals, Inc.	24,604	349,869
*	Schein (Henry), Inc.	20,072	1,074,454
	Schering-Plough Corp.	55,548	1,818,642
*	SciClone Pharmaceuticals, Inc.	26,160	71,940
* #	Sciele Pharma, Inc.	19,400	479,568
* #	SCOLR Pharma, Inc.	4,500	10,125
*	Seattle Genetics, Inc.	15,500	163,060
* #	Senomyx, Inc.	3,200	42,720
*	Sepracor, Inc.	6,144	299,213
*	Sequenom, Inc.	13,607	59,054
*	SeraCare Life Sciences, Inc.	519	3,685
*	Sierra Health Services, Inc.	6,800	283,424
*	Signalife, Inc.	1,200	1,188
#	Sirona Dental Systems, Inc.	21,178	733,818
*	Somanetics Corp.	6,246	114,427
*	Sonic Innovations, Inc.	15,007	150,970
* #	SonoSite, Inc.	7,400	210,974
*	Sonus Pharmaceuticals, Inc.	200	1,148
	Span-American Medical System, Inc.	791	18,066
* #	Spectranetics Corp.	10,800	103,896
*	Spectrum Pharmaceuticals, Inc.	13,900	91,045
*	SRI/Surgical Express, Inc.	2,988	15,627
* #	St. Jude Medical, Inc.	20,800	887,952
* #	Staar Surgical Co.	4,200	19,152
* #	StemCells, Inc.	35,500	86,975
* #	Stereotaxis, Inc.	300	3,612
	Steris Corp.	35,672	1,072,657
*	Stratagene Corp.	9,384	101,910
*	Strategic Diagnostics, Inc.	10,234	49,942
#	Stryker Corp.	12,510	842,048
*	Sun Healthcare Group, Inc.	24,769	354,197
*	Sunrise Senior Living, Inc.	26,372	1,032,728
*	SuperGen, Inc.	28,100	181,807
* #	SurModics, Inc.	9,500	356,440
*	Symbion, Inc.	9,624	210,573
*	Symmetry Medical, Inc.	500	7,665
*	Synovis Life Technologies, Inc.	7,602	106,124
*	Tanox, Inc.	6,200	116,312
*	Techne Corp.	6,572	392,283
* #	Telik, Inc.	6,272	37,632
*	Tenet Healthcare Corp.	77,100	535,845

*	Tercica, Inc.	19,602	131,137
*	The Medicines Co.	17,200	335,572
*	Theragenics Corp.	20,113	88,296
*	Thermo Fisher Scientific, Inc.	66,800	3,647,280
*	Third Wave Technologies, Inc.	9,900	57,618
* #	Thoratec Corp.	26,130	517,635
*	Threshold Pharmaceuticals, Inc.	48	73
*	Titan Pharmaceuticals, Inc.	6,374	13,577
*	Torreypines Therapeutics, Inc.	4,793	33,791
*	Triad Hospitals, Inc.	25,700	1,375,207
* #	Trimeris, Inc.	10,100	71,407
*	Tripos, Inc.	700	553
*	TriZetto Group, Inc.	13,155	243,762
*	Tutogen Medical, Inc.	2,878	32,118
*	U.S. Physical Therapy, Inc.	6,700	93,063
* #	United Therapeutics Corp.	6,200	409,138
	UnitedHealth Group, Inc.	99,920	5,472,618
	Universal Health Services, Inc.	24,916	1,539,560
*	Urologix, Inc.	6,387	15,393
	Utah Medical Products, Inc.	1,613	51,148
#	Valeant Pharmaceuticals International	31,500	497,385
*	Vanda Pharmaceuticals, Inc.	6,700	134,134
* #	Varian Medical Systems, Inc.	5,975	240,793
*	Varian, Inc.	16,012	942,306
*	Vascular Solutions, Inc.	2,000	18,020
*	VCA Antech, Inc.	13,000	514,540
*	Ventana Medical Systems, Inc.	9,800	504,308
* #	Vertex Pharmaceuticals, Inc.	6,400	191,104
*	ViaCell, Inc.	400	2,448
*	Viasys Healthcare, Inc.	15,416	662,117
*	Vical, Inc.	20,000	98,200
*	ViroPharma, Inc.	38,400	556,416
* #	VistaCare, Inc.	5,544	52,613
*	Vital Images, Inc.	7,500	206,925
	Vital Signs, Inc.	7,271	423,099
* #	Vivus, Inc.	10,900	59,405
*	Waters Corp.	7,200	434,160
*	Watson Pharmaceuticals, Inc.	46,701	1,441,193
*	WellCare Health Plans, Inc.	6,800	625,872
*	WellPoint, Inc.	114,028	9,283,019
	West Pharmaceutical Services, Inc.	14,800	752,728
*	Wright Medical Group, Inc.	17,488	426,008
	Wyeth	55,972	3,237,420
*	Xenoport, Inc.	5,500	242,000
	Young Innovations, Inc.	2,929	72,727
*	Zila, Inc.	10,368	17,729
*	Zimmer Holdings, Inc.	9,916	873,203
*	Zoll Medical Corp.	11,200	251,440
* #	Zymogenetics, Inc.	26,719	437,924
Total Health Care			240,868,089

Industrials — (10.4%)
* #	3-D Systems Corp.	3,800	76,608
	3M Co.	26,400	2,322,144
	AAON, Inc.	6,017	178,765
* #	AAR Corp.	17,500	568,750
*	Ablest, Inc.	500	5,455
	ABM Industries, Inc.	26,900	793,819
*	ABX Air, Inc.	30,900	195,288
* #	Acco Brands Corp.	24,000	600,240
*	Accuride Corp.	23,800	374,136
	Aceto Corp.	5,700	50,274
*	Active Power, Inc.	8,300	14,110
#	Actuant Corp.	14,363	799,014
	Acuity Brands, Inc.	8,400	509,964
	Administaff, Inc.	9,700	353,662
*	AeroCentury Corp.	584	9,461
*	Aerosonic Corp.	1,200	8,820
* #	AGCO Corp.	41,185	1,782,487
*	AirNet Systems, Inc.	600	2,142
* #	Airtran Holdings, Inc.	42,300	524,097
	Alamo Group, Inc.	6,792	172,449
*	Alaska Air Group, Inc.	18,900	551,124
	Albany International Corp. Class A	12,916	505,274
#	Alexander & Baldwin, Inc.	21,332	1,141,049
*	Alliant Techsystems, Inc.	6,400	646,400
* #	Allied Defense Group, Inc.	1,244	11,308
*	Allied Waste Industries, Inc.	120,900	1,627,314
* #	Amerco, Inc.	5,600	395,080
	American Ecology Corp.	10,700	231,655
*	American Reprographics Co.	300	9,240
* #	American Science & Engineering, Inc.	4,144	224,522
	American Standard Companies, Inc.	14,200	848,876
* #	American Superconductor Corp.	16,800	291,312
#	American Woodmark Corp.	8,800	327,800
#	Ameron International Corp.	4,544	356,704
	Ametek, Inc.	36,350	1,371,849
	Ampco-Pittsburgh Corp.	5,228	198,037
* #	AMR Corp.	17,200	487,620
#	Amrep Corp.	3,020	176,066
	Angelica Corp.	5,997	150,525
*	APAC Customer Services, Inc.	15,910	49,639
	Apogee Enterprises, Inc.	14,970	368,561
	Applied Industrial Technologies, Inc.	3,600	105,336
	Applied Signal Technologies, Inc.	7,200	116,856
* #	Argon ST, Inc.	13,518	322,404
#	Arkansas Best Corp.	14,200	586,318
*	Armor Holdings, Inc.	14,416	1,238,767
*	Arotech Corp.	5,156	15,056
*	Astec Industries, Inc.	11,394	490,967
*	Astronics Corp.	2,956	82,886
* #	ASV, Inc.	14,700	257,691
*	Atlas Air Worldwide Holding, Inc.	11,600	680,108
*	Avalon Holding Corp. Class A	1,302	13,801

	Avery Dennison Corp.	5,500	358,985
*	Avis Budget Group, Inc.	50,737	1,534,794
*	Axsys Technologies, Inc.	6,398	132,759
*	AZZ, Inc.	5,734	194,669
#	Badger Meter, Inc.	6,100	156,709
*	Baker (Michael) Corp.	3,747	128,297
	Baldor Electric Co.	12,900	598,302
*	Baldwin Technology Co., Inc. Class A	9,100	55,601
	Barnes Group, Inc.	24,800	731,352
	Barrett Business Services, Inc.	6,531	163,993
*	BE Aerospace, Inc.	20,100	769,629
* #	Beacon Roofing Supply, Inc.	426	7,625
	Belden, Inc.	17,750	1,016,365
*	Blount International, Inc.	16,450	214,837
	Boeing Co.	24,384	2,452,787
	Bowne & Co., Inc.	1,600	31,024
	Brady Co. Class A	22,576	838,473
#	Briggs & Stratton Corp.	27,875	904,544
*	BTU International, Inc.	2,998	38,584
	Bucyrus International, Inc.	300	21,285
*	Builders FirstSource, Inc.	19,400	323,398
	Burlington Northern Santa Fe Corp.	52,366	4,876,846
#	C&D Technologies, Inc.	16,100	100,303
	C. H. Robinson Worldwide, Inc.	12,587	681,964
* #	Capstone Turbine Corp.	8,200	7,872
	Carlisle Companies, Inc.	27,000	1,192,050
	Cascade Corp.	6,200	422,220
*	Casella Waste Systems, Inc. Class A	9,079	97,327
	Caterpillar, Inc.	18,300	1,438,014
*	CBIZ, Inc.	36,658	274,202
	CDI Corp.	11,286	377,404
*	CECO Environmental Corp.	6,014	73,371
*	Celadon Group, Inc.	10,525	173,768
*	Cenveo, Inc.	13,900	339,299
* #	Ceradyne, Inc.	9,800	662,186
	Champion Industries, Inc.	4,929	36,327
*	Channell Commercial Corp.	3,028	14,322
	Chase Corp.	2,567	74,674
	Chicago Rivet & Machine Co.	200	4,698
*	ChoicePoint, Inc.	13,900	609,654
	Cintas Corp.	33,400	1,281,224
	CIRCOR International, Inc.	700	26,733
	Clarcor, Inc.	25,300	845,526
*	Clean Harbors, Inc.	3,900	183,261
*	Columbus McKinnon Corp.	10,600	318,000
	Comfort Systems USA, Inc.	22,400	313,600
*	Commercial Vehicle Group, Inc.	10,800	209,412
*	Competitive Technologies, Inc.	2,400	6,240
*	Compudyne Corp.	3,533	18,054
	CompX International, Inc.	3,317	64,018
*	COMSYS IT Partners, Inc.	11,595	266,917
*	Consolidated Graphics, Inc.	6,700	486,420

*	Continental Airlines, Inc.	18,700	751,179
#	Con-way, Inc.	15,500	878,850
*	Copart, Inc.	33,108	1,032,639
*	Cornell Companies, Inc.	600	14,298
	Corporate Executive Board Co.	2,500	166,275
* #	Corrections Corporation of America	24,500	1,587,600
* #	CoStar Group, Inc.	8,300	450,358
*	Covanta Holding Corp.	64,228	1,592,854
*	CPI Aerostructures, Inc.	3,588	29,422
* #	CRA International, Inc.	6,600	349,074
	Crane Co.	30,040	1,312,448
*	Cross (A.T.) Co. Class A	4,383	45,539
	CSX Corp.	63,700	2,894,528
	Cubic Corp.	13,266	333,375
	Cummins, Inc.	21,800	2,054,214
#	Curtiss-Wright Corp.	24,344	1,097,184
	Danaher Corp.	22,400	1,646,400
	Deere & Co.	14,600	1,758,862
	Deluxe Corp.	14,900	650,683
*	Devcon International Corp.	800	3,152
*	DHB Industries, Inc.	600	3,240
	Diamond Management & Technology Consultants, Inc.	16,400	213,364
* #	Distributed Energy Systems Corp.	4,600	3,404
* #	Document Securities Systems, Inc.	2,628	31,904
*	Dollar Thrifty Automotive Group, Inc.	3,100	144,088
	Donaldson Co., Inc.	15,700	573,521
#	Donnelley (R.R.) & Sons Co.	58,100	2,487,842
	Dover Corp.	42,725	2,138,386
	DRS Technologies, Inc.	21,424	1,100,122
*	Ducommun, Inc.	6,456	161,206
*	Dynamex, Inc.	5,800	156,600
#	Eagle Bulk Shipping, Inc.	21,800	485,704
	Eastern Co.	4,348	127,222
	Eaton Corp.	31,925	2,992,650
	Ecology & Environment, Inc. Class A	1,535	19,802
#	EDO Corp.	10,400	349,128
*	EGL, Inc.	10,300	477,405
*	Electro Rent Corp.	10,382	149,605
*	EMCOR Group, Inc.	13,300	872,347
	Emerson Electric Co.	32,300	1,564,935
#	Encore Wire Corp.	7,387	214,592
* #	Energy Conversion Devices, Inc.	18,300	629,154
*	Energy Focus, Inc.	3,514	26,355
*	EnerSys	26,507	480,307
* #	ENGlobal Corp.	11,100	114,774
	Ennis, Inc.	14,072	336,321
*	EnPro Industries, Inc.	11,672	484,855
*	Environmental Tectonics Corp.	1,572	5,172
	Equifax, Inc.	12,443	522,979
* #	ESCO Technologies, Inc.	13,600	689,112
	Espey Manufacturing & Electronics Corp.	1,073	24,872

*	Esterline Technologies Corp.	14,479	658,795
* #	Evergreen Solar, Inc.	6,000	50,280
#	Expeditors International of Washington, Inc.	13,900	606,874
*	Exponent, Inc.	9,289	213,647
*	ExpressJet Holdings, Inc.	21,900	135,561
*	EXX, Inc. Class A	4,042	9,297
#	Fastenal Co.	9,100	394,394
	Federal Signal Corp.	26,372	430,918
	FedEx Corp.	48,500	5,413,570
*	First Advantage Corp.	4,919	117,613
*	First Consulting Group, Inc.	13,704	124,021
* #	Flanders Corp.	6,165	43,833
#	Florida East Coast Industries, Inc.	14,153	1,185,031
*	Flow International Corp.	4,786	61,452
	Flowserve Corp.	20,522	1,424,432
#	Fluor Corp.	5,400	562,140
*	Fortune Industries, Inc.	4,100	16,195
#	Forward Air Corp.	12,100	411,521
* #	Foster (L.B.) Co. Class A	5,285	140,951
#	Franklin Electric Co., Inc.	6,755	318,431
* #	Frontier Airlines Holdings, Inc.	1,900	11,533
	Frozen Food Express Industries, Inc.	2,400	24,840
* #	FTI Consulting, Inc.	23,300	863,964
* #	FuelCell Energy, Inc.	14,800	102,120
*	Furmanite Corp.	18,812	137,328
	G & K Services, Inc. Class A	11,400	433,998
*	Gardner Denver Machinery, Inc.	26,174	1,078,107
	GATX Corp.	26,445	1,360,595
*	Gehl Co.	6,500	193,115
	Gencorp, Inc.	18,200	244,062
* #	General Cable Corp.	7,000	477,050
	General Dynamics Corp.	27,500	2,206,600
	General Electric Co.	744,136	27,964,631
*	Genesee & Wyoming, Inc.	17,628	573,439
* #	Genlyte Group, Inc.	10,200	888,624
*	Global Power Equipment Group, Inc.	500	885
	Goodrich (B.F.) Co.	26,000	1,546,740
	Gorman-Rupp Co.	7,065	238,091
*	GP Strategies Corp.	9,605	102,389
	Graco, Inc.	5,387	215,695
*	Graftech International, Ltd.	29,400	455,112
	Graham Corp.	1,700	29,325
	Granite Construction, Inc.	15,000	1,027,350
#	Greenbrier Companies, Inc.	6,800	214,404
* #	Griffon Corp.	15,800	368,772
	Hardinge, Inc.	4,834	150,627
	Harsco Corp.	28,000	1,491,280
*	Hawaiian Holdings, Inc.	19,980	77,922
#	Healthcare Services Group, Inc.	11,800	328,866
#	Heartland Express, Inc.	51,496	863,588
#	Heico Corp.	4,953	212,484
	Heico Corp. Class A	7,464	267,137

*	Heidrick & Struggles International, Inc.	8,900	433,786
*	Henry Bros. Electronics, Inc.	2,844	12,371
*	Herley Industries, Inc.	2,800	44,072
	Herman Miller, Inc.	7,188	258,768
* #	Hexcel Corp.	15,586	360,504
*	Hill International, Inc.	6,570	46,253
	Hi-Shear Technology Corp.	3,285	34,230
	HNI Corp.	9,300	409,758
	Honeywell International, Inc.	44,100	2,553,831
*	Hub Group, Inc. Class A	16,504	610,318
	Hubbell, Inc. Class A	3,203	176,165
	Hubbell, Inc. Class B	23,772	1,339,077
*	Hudson Highland Group, Inc.	11,914	257,104
#	Hunt (J.B.) Transport Services, Inc.	28,700	836,318
*	Hurco Companies, Inc.	3,100	148,056
*	Huttig Building Products, Inc.	12,034	97,716
* #	ICT Group, Inc.	6,800	128,180
	IDEX Corp.	31,584	1,190,717
*	IHS, Inc.	11,315	454,750
*	II-VI, Inc.	12,500	346,875
	IKON Office Solutions, Inc.	62,400	909,168
#	Illinois Tool Works, Inc.	43,800	2,309,136
*	Industrial Distribution Group, Inc.	300	3,408
*	Infrasource Services, Inc.	13,575	491,415
*	Innotrac Corp.	3,300	10,098
* #	Innovative Solutions & Support, Inc.	6,200	162,936
* #	Insituform Technologies, Inc. Class A	12,800	269,952
#	Insteel Industries, Inc.	10,600	193,556
*	Integrated Electrical Services, Inc.	8,082	214,011
* #	Interline Brands, Inc.	100	2,448
*	International Shipholding Corp.	3,845	77,861
	Interpool, Inc.	10,004	270,008
*	Intersections, Inc.	9,869	102,440
* #	Ionatron, Inc.	4,600	22,816
#	ITT Industries, Inc.	39,516	2,659,427
* #	Jacobs Engineering Group, Inc.	14,212	823,585
* #	JetBlue Airways Corp.	79,050	852,159
#	Joy Global, Inc.	7,298	413,286
*	K&F Industries Holdings, Inc.	15,600	412,776
*	Kadant, Inc.	600	17,910
	Kaman Corp. Class A	7,128	209,421
*	Kansas City Southern	38,044	1,561,706
#	Kaydon Corp.	14,707	709,613
*	KBR, Inc.	15,804	435,084
	Kelly Services, Inc. Class A	11,516	331,891
#	Kelly Services, Inc. Class B	1,275	39,525
* #	Kenexa Corp.	4,900	191,149
	Kennametal, Inc.	19,207	1,477,402
*	Key Technology, Inc.	2,730	55,201
*	Kforce, Inc.	19,434	312,304
*	Kirby Corp.	24,500	980,490
#	Knight Transportation, Inc.	45,100	844,723

#	Knoll, Inc.	12,800	309,760
*	Korn/Ferry International	22,369	581,818
*	K-Tron International, Inc.	1,290	120,680
#	L-3 Communications Holdings, Inc.	26,695	2,542,966
*	LaBarge, Inc.	6,727	86,240
*	Labor Ready, Inc.	24,984	599,616
* #	Ladish Co., Inc.	8,500	377,315
	Laidlaw International, Inc.	27,244	934,469
	Landstar Systems, Inc.	6,300	306,558
	Lawson Products, Inc.	2,956	108,869
* #	Layne Christensen Co.	8,200	369,082
*	Learning Tree International, Inc.	8,592	118,570
*	LECG Corp.	8,700	128,760
	Lennox International, Inc.	27,200	931,600
*	LGL Group, Inc.	1,499	20,821
	Lincoln Electric Holdings, Inc.	15,173	1,066,510
#	Lindsay Corp.	5,200	178,620
*	LMI Aerospace, Inc.	6,487	134,800
	Lockheed Martin Corp.	17,000	1,667,700
	LSI Industries, Inc.	10,100	154,126
*	Lydall, Inc.	900	12,699
*	M&F Worldwide Corp.	6,400	437,056
*	Mac-Gray Corp.	7,939	120,435
*	Magnetek, Inc.	12,675	63,122
*	MAIR Holdings, Inc.	400	2,648
	Manpower, Inc.	17,800	1,637,600
*	Marten Transport, Ltd.	14,150	273,944
	Masco Corp.	84,900	2,564,829
	McGrath Rentcorp.	13,811	429,936
*	Media Sciences International, Inc.	1,600	9,568
* #	Medialink Worldwide, Inc.	2,993	15,474
* #	Medis Technologies, Ltd.	4,000	58,440
*	Merrimac Industries, Inc.	1,798	17,800
* #	Mesa Air Group, Inc.	16,387	115,528
	Met-Pro Corp.	6,731	103,657
*	MFRI, Inc.	3,201	76,344
* #	Microvision, Inc.	9,400	52,076
*	Middleby Corp.	2,100	260,463
*	Midwest Air Group, Inc.	1,800	27,090
*	Miller Industries, Inc.	7,218	176,552
#	Mine Safety Appliances Co.	18,880	811,840
*	Misonix, Inc.	4,141	23,148
* #	Mobile Mini, Inc.	19,700	594,940
*	Modtech Holdings, Inc.	6,000	16,500
* #	Monster Worldwide, Inc.	9,200	434,332
* #	Moog, Inc. Class A	21,000	904,260
*	Moog, Inc. Class B	2,100	89,775
	MSC Industrial Direct Co., Inc. Class A	9,200	492,752
*	MTC Technologies, Inc.	8,364	174,557
	Mueller Industries, Inc.	11,516	402,945
	Mueller Water Products, Inc. Class B	10,245	162,383
	Multi-Color Corp.	3,737	153,404

	NACCO Industries, Inc. Class A	3,776	641,920
*	Nashua Corp.	3,540	36,604
*	National Technical Systems, Inc.	3,263	21,438
* #	Navigant Consulting, Inc.	29,824	621,532
*	Navistar International Corp.	14,000	908,460
* #	NCI Building Systems, Inc.	7,900	406,139
	Nordson Corp.	17,633	916,740
	Norfolk Southern Corp.	57,658	3,337,245
* #	North America Galvanizing & Coatings, Inc.	4,090	59,305
	Northrop Grumman Corp.	52,400	3,961,964
* #	NuCo2, Inc.	8,700	224,982
*	Odyssey Marine Exploration, Inc.	8,426	55,612
*	Old Dominion Freight Line, Inc.	16,550	516,857
	Omega Flex, Inc.	1,700	35,377
*	On Assignment, Inc.	25,200	274,680
* #	Orbital Sciences Corp.	29,275	603,358
#	Oshkosh Truck Corp. Class B	27,900	1,721,151
* #	Owens Corning, Inc.	40,300	1,446,770
*	P.A.M. Transportation Services, Inc.	3,286	60,331
	Paccar, Inc.	9,216	803,912
	Pall Corp.	10,300	460,925
*	Paragon Technologies, Inc.	900	5,301
	Parker Hannifin Corp.	24,805	2,514,235
*	Park-Ohio Holdings Corp.	6,898	160,861
*	Patrick Industries, Inc.	3,087	41,736
* #	Patriot Transportation Holding, Inc.	1,912	171,009
*	Peerless Manufacturing Co.	1,629	65,535
*	Pemco Aviation Group, Inc.	1,411	13,376
	Pentair, Inc.	48,381	1,789,613
*	Perini Corp.	9,488	521,840
*	PHH Corp.	22,598	700,538
* #	Pinnacle Airlines Corp.	11,000	198,550
	Pitney Bowes, Inc.	15,544	742,226
* #	Plug Power, Inc.	32,200	95,312
*	Powell Industries, Inc.	6,200	173,600
* #	Power-One, Inc.	29,575	108,245
	Precision Castparts Corp.	8,200	980,392
	Preformed Line Products Co.	2,888	146,479
* #	Protection One, Inc.	2,144	32,782
	Providence & Worcester Railroad Co.	1,870	36,372
	PW Eagle, Inc.	4,100	131,241
*	Quality Distribution, Inc.	3,500	35,245
* #	Quanta Services, Inc.	23,400	702,234
	Quixote Corp.	5,091	94,031
	Raven Industries, Inc.	2,500	88,050
	Raytheon Co.	82,444	4,583,886
*	RCM Technologies, Inc.	8,789	55,371
	Regal-Beloit Corp.	16,500	802,065
*	Republic Airways Holdings, Inc.	24,185	565,203
	Republic Services, Inc.	42,208	1,278,058
* #	Resources Connection, Inc.	19,600	632,296
	Robbins & Myers, Inc.	9,400	422,248

	Robert Half International, Inc.	11,000	386,540
#	Rockwell Automation, Inc.	8,800	598,840
	Rockwell Collins, Inc.	11,900	840,973
	Rollins, Inc.	17,678	408,185
#	Roper Industries, Inc.	19,220	1,121,679
*	Rush Enterprises, Inc. Class A	11,172	273,826
*	Rush Enterprises, Inc. Class B	3,536	82,990
	Ryder System, Inc.	26,155	1,410,278
*	Saia, Inc.	700	20,013
	Schawk, Inc.	15,472	315,474
* #	School Specialty, Inc.	9,861	344,543
*	Sequa Corp. Class A	3,800	418,000
*	Sequa Corp. Class B	1,352	148,720
	Servidyne, Inc.	610	2,654
*	Servotronics, Inc.	816	7,426
* #	Shaw Group, Inc.	36,467	1,475,455
*	SIFCO Industries, Inc.	1,635	33,354
#	Simpson Manufacturing Co., Inc.	26,624	887,112
* #	Sirva, Inc.	24,700	70,395
	Skywest, Inc.	36,304	999,449
*	SL Industries, Inc.	1,794	29,960
#	Smith (A.O.) Corp.	12,700	498,983
	Southwest Airlines Co.	228,707	3,272,797
*	Sparton Corp.	5,667	40,689
*	Spherion Corp.	2,900	28,565
*	Spherix, Inc.	5,849	16,202
* #	Spire Corp.	1,819	17,935
	SPX Corp.	14,044	1,234,046
*	Standard Parking Corp.	1,457	53,443
	Standard Register Co.	13,600	161,976
	Standex International Corp.	8,100	231,093
*	Stantec, Inc.	80	2,630
	Starrett (L.S.) Co. Class A	3,603	61,287
	Steelcase, Inc. Class A	40,760	791,559
*	Stericycle, Inc.	5,270	480,466
* #	Sterling Construction Co., Inc.	5,800	135,894
	Sun Hydraulics, Inc.	5,141	221,988
*	Superior Essex, Inc.	11,187	395,349
	Supreme Industries, Inc.	4,763	30,245
	Sypris Solutions, Inc.	2,330	19,223
* #	SYS	5,840	12,381
*	Target Logistics, Inc.	5,915	12,776
* #	Taser International, Inc.	25,100	264,554
*	Team, Inc.	2,744	107,537
	Tech/Ops Sevcon, Inc.	944	8,685
	Technology Research Corp.	2,225	11,993
	Tecumseh Products Co. Class A	6,800	108,596
*	Tecumseh Products Co. Class B	1,998	30,849
*	Teledyne Technologies, Inc.	11,800	543,744
	Teleflex, Inc.	19,433	1,560,470
*	TeleTech Holdings, Inc.	13,560	477,041
	Tennant Co.	10,600	344,712

*	Terex Corp.	8,500	720,545
*	Tetra Tech, Inc.	30,377	670,117
	Textron, Inc.	27,200	2,918,560
*	The Advisory Board Co.	3,100	161,417
	The Brink’s Co.	9,400	619,742
	The Dun & Bradstreet Corp.	3,516	352,057
*	The Geo Group, Inc.	9,800	534,100
* #	The Lamson & Sessions Co.	8,300	231,819
#	The Manitowoc Co., Inc.	12,000	909,360
* #	Thomas & Betts Corp.	24,700	1,433,094
	Timken Co.	47,144	1,657,583
#	Titan International, Inc.	13,300	419,482
	Todd Shipyards Corp.	3,248	66,974
	Toro Co.	8,132	486,538
*	TRC Companies, Inc.	10,317	136,597
	Tredegar Industries, Inc.	10,900	251,899
* #	Trex Co., Inc.	6,900	138,000
#	Trinity Industries, Inc.	44,983	2,076,865
#	Triumph Group, Inc.	5,800	383,264
*	TRM Corp.	11,100	15,762
*	Tufco Technologies, Inc.	2,398	19,304
* #	TurboChef Technologies, Inc.	5,700	74,898
	Twin Disc, Inc.	2,820	196,554
*	U.S. Home Systems, Inc.	4,473	64,322
*	U.S. Xpress Enterprises, Inc. Class A	3,927	54,546
*	UAL Corp.	33,900	1,330,914
	UAP Holding Corp.	13,391	394,499
* #	Ultralife Batteries, Inc.	6,572	63,683
	Union Pacific Corp.	44,900	5,418,532
#	United Industrial Corp.	2,200	131,780
	United Parcel Service, Inc.	27,300	1,964,781
*	United Rentals, Inc.	42,679	1,431,880
*	United Stationers, Inc.	14,000	939,260
	United Technologies Corp.	77,924	5,497,538
	Universal Forest Products, Inc.	10,700	514,456
*	Universal Security Instruments, Inc.	1,224	38,434
* #	UQM Technologies, Inc.	5,020	20,231
*	URS Corp.	26,144	1,314,520
*	US Airways Group, Inc.	5,968	212,759
*	USA Truck, Inc.	400	6,700
* #	USG Corp.	21,600	1,109,376
	Valmont Industries, Inc.	11,400	803,586
*	Valpey Fisher Corp.	1,276	7,146
*	Versar, Inc.	3,200	26,400
	Viad Corp.	10,500	465,885
	Vicor Corp.	6,157	73,084
* #	Volt Information Sciences, Inc.	11,150	276,855
	VSE Corp.	1,039	69,977
	W.W. Grainger, Inc.	18,272	1,608,850
	Wabash National Corp.	19,837	290,215
	Wabtec Corp.	19,930	780,459
	Walter Industries, Inc.	24,000	772,560

* #	Washington Group International, Inc.	13,600	1,142,400
*	Waste Connections, Inc.	34,041	1,049,144
	Waste Industries USA, Inc.	5,645	176,068
#	Waste Management, Inc.	76,488	2,957,791
	Watsco, Inc. Class A	12,700	802,767
	Watsco, Inc. Class B	1,596	101,170
	Watson Wyatt & Co. Holdings	19,900	1,026,243
	Watts Water Technologies, Inc.	14,700	557,130
*	WCA Waste Corp.	1,650	13,827
	Werner Enterprises, Inc.	41,533	802,833
* #	WESCO International, Inc.	15,100	978,782
*	Westaff, Inc.	11,842	63,355
*	Willis Lease Finance Corp.	4,349	48,926
* #	Wolverine Tube, Inc.	4,708	8,851
	Woodward Governor Co.	15,200	839,648
*	World Air Holdings, Inc.	592	7,063
* #	Xenonics Holdings, Inc.	4,100	10,127
* #	YRC Worldwide, Inc.	26,100	1,049,220
Total Industrials			298,481,920

Information Technology — (10.7%)
* #	24/7 Real Media, Inc.	17,700	207,798
*	3Com Corp.	211,319	988,973
*	Acacia Research-Acacia Technologies	6,100	82,777
* #	Access Integrated Technologies, Inc.	4,767	34,179
*	Actel Corp.	12,672	177,028
*	ActivIdentity Corp.	25,300	113,850
*	Activision, Inc.	21,400	423,506
*	Actuate Corp.	29,187	180,959
	Acxiom Corp.	20,800	578,240
*	Adaptec, Inc.	42,663	173,638
*	ADC Telecommunications, Inc.	58,200	974,850
*	ADDvantage Technologies Group, Inc.	6,246	30,605
*	Adept Technology, Inc.	764	5,845
*	Adobe Systems, Inc.	25,389	1,119,147
	Adtran, Inc.	29,110	787,717
*	Advanced Analogic Technologies, Inc.	22,400	198,464
*	Advanced Energy Industries, Inc.	22,928	562,653
* #	Advanced Micro Devices, Inc.	36,136	515,661
* #	Advanced Photonix, Inc.	115	205
* #	Advent Software, Inc.	9,100	328,055
*	Aehr Test Systems	3,860	23,353
*	Aeroflex, Inc.	29,185	412,676
*	Aetrium, Inc.	4,397	20,138
*	Affiliated Computer Services, Inc. Class A	15,716	917,029
*	Agile Software Corp.	15,336	122,995
*	Agilent Technologies, Inc.	84,655	3,231,281
	Agilysys, Inc.	1,400	30,408
*	Airspan Networks, Inc.	28,300	93,390
* #	Akamai Technologies, Inc.	11,800	521,678
*	Alliance Data Systems Corp.	4,800	374,016
*	Alliance Semiconductor Corp.	4,245	19,952

	Altera Corp.	21,804	497,349
	American Software, Inc. Class A	11,683	112,858
*	American Technical Ceramics Corp.	5,978	87,996
*	AMIS Holdings, Inc.	68,806	879,341
*	Amkor Technology, Inc.	33,988	483,309
*	Ampex Corp. Class A	627	9,405
	Amphenol Corp.	12,600	450,828
*	Amtech Systems, Inc.	2,796	22,396
* #	Anadigics, Inc.	23,900	300,901
#	Analog Devices, Inc.	51,300	1,857,573
*	Analysts International Corp.	1,100	2,079
*	Anaren, Inc.	5,160	90,094
*	Andrew Corp.	77,114	1,020,218
* #	Anixter International, Inc.	14,700	1,085,742
*	Ansoft Corp.	5,400	173,016
*	Answerthink, Inc.	32,181	113,921
*	Ansys, Inc.	16,700	937,872
*	APA Enterprises, Inc.	900	1,143
*	Apple, Inc.	26,414	3,210,886
#	Applied Materials, Inc.	60,300	1,151,730
*	Applied Micro Circuits Corp.	134,392	377,642
*	Applix, Inc.	3,412	53,057
* #	Aptimus, Inc.	1,763	8,656
*	aQuantive, Inc.	19,600	1,250,284
* #	Ariba, Inc.	42,415	394,884
* #	Arris Group, Inc.	55,173	907,596
*	Arrow Electronics, Inc.	41,906	1,720,241
*	Art Technology Group, Inc.	67,200	190,848
* #	Ascendia Brands, Inc.	700	1,064
*	Aspen Technology, Inc.	28,300	420,538
	Astro-Med, Inc.	4,601	52,912
*	Asyst Technologies, Inc.	25,900	185,962
* #	Atari, Inc.	3,229	10,010
*	Atheros Communications	18,180	529,220
*	Atmel Corp.	213,484	1,193,376
*	ATMI, Inc.	15,616	477,069
*	Authentidate Holding Corp.	2,600	3,978
*	Authorize.Net Holdings, Inc.	15,347	251,077
*	Autobytel, Inc.	23,100	100,716
* #	Autodesk, Inc.	15,800	718,110
	Automatic Data Processing, Inc.	23,772	1,181,468
* #	Avanex Corp.	4,500	7,605
*	Avaya, Inc.	95,959	1,535,344
* #	Avici Systems, Inc.	8,800	79,992
* #	Avid Technology, Inc.	17,172	585,565
*	Aviza Technology, Inc.	10,754	59,039
*	Avnet, Inc.	33,800	1,447,992
*	Avocent Corp.	21,472	601,860
	AVX Corp.	59,491	1,070,243
*	Aware, Inc.	12,823	67,834
*	Axcelis Technologies, Inc.	57,600	370,368
*	Axesstel, Inc.	300	450

*	AXS-One, Inc.	2,100	1,407
*	AXT, Inc.	13,951	53,711
* #	Bankrate, Inc.	10,200	443,700
*	BEA Systems, Inc.	20,400	262,140
* #	BearingPoint, Inc.	118,000	872,020
	Bel Fuse, Inc. Class A	1,349	51,249
	Bel Fuse, Inc. Class B	4,344	157,774
*	Bell Microproducts, Inc.	6,025	38,801
* #	Benchmark Electronics, Inc.	23,596	521,708
*	BISYS Group, Inc.	59,700	701,475
	Black Box Corp.	9,224	336,030
* #	Blackboard, Inc.	5,400	222,210
*	Blue Coat Systems, Inc.	5,072	223,117
*	BMC Software, Inc.	14,872	492,858
*	Bookham, Inc.	22,000	47,300
*	Borland Software Corp.	47,402	282,516
*	Bottomline Technologies, Inc.	15,217	192,952
*	Brightpoint, Inc.	26,810	352,283
* #	Broadcom Corp.	20,483	625,960
*	Broadridge Financial Solutions, Inc.	5,318	107,636
*	Brocade Communications Systems, Inc.	71,525	656,600
*	Brooks Automation, Inc.	42,744	756,141
*	BSQUARE Corp.	3,833	22,308
	CA, Inc.	60,700	1,610,371
* #	Cabot Microelectronics Corp.	11,800	394,828
* #	CACI International, Inc. Class A	11,100	572,205
* #	Cadence Design Systems, Inc.	59,562	1,352,653
*	CalAmp Corp.	13,100	58,688
*	California Micro Devices Corp.	13,129	63,938
*	CallWave, Inc.	11,206	40,902
	CAM Commerce Solutions, Inc.	2,013	56,042
*	Captaris, Inc.	13,871	71,436
*	Carrier Access Corp.	11,100	44,178
*	Cascade Microtech, Inc.	200	2,502
#	Cass Information Systems, Inc.	3,802	126,226
*	Catalyst Semiconductor, Inc.	8,190	31,122
*	Catapult Communications Corp.	7,852	79,541
*	C-COR, Inc.	25,755	377,053
	CDW Corp.	13,100	1,115,334
*	Centillium Communications, Inc.	10,300	22,660
*	Ceridian Corp.	32,336	1,143,724
*	CEVA, Inc.	10,973	81,200
* #	CheckFree Corp.	26,326	1,033,296
*	Checkpoint Systems, Inc.	19,500	488,085
*	Cherokee International Corp.	5,470	26,803
*	Chordiant Software, Inc.	14,560	206,024
*	Ciber, Inc.	2,400	21,384
* #	Ciena Corp.	35,786	1,228,176
*	Ciprico, Inc.	2,123	17,026
*	Cirrus Logic, Inc.	48,534	375,653
*	Cisco Sytems, Inc.	195,762	5,269,913
* #	Citrix Systems, Inc.	12,087	406,244

*	CMGI, Inc.	242,220	605,550
*	CNET Networks, Inc.	58,000	526,060
	Cognex Corp.	13,900	327,067
*	Cognizant Technology Solutions Corp.	10,400	817,024
* #	Coherent, Inc.	14,144	438,747
#	Cohu, Inc.	14,823	302,982
*	Color Kinetics, Inc.	400	11,720
	Comarco, Inc.	1,442	8,710
* #	CommScope, Inc.	20,287	1,110,308
	Communications Systems, Inc.	4,871	48,125
*	Computer Horizons Corp.	16,387	11,635
*	Computer Sciences Corp.	53,568	2,967,667
*	Computer Task Group, Inc.	2,999	14,125
*	Compuware Corp.	146,476	1,663,967
*	Comtech Telecommunications Corp.	11,112	497,484
*	Comverse Technology, Inc.	19,632	449,965
*	Concur Technologies, Inc.	6,800	135,456
*	Concurrent Computer Corp.	3,600	6,444
* #	Conexant Systems, Inc.	190,800	246,132
* #	Convera Corp.	10,100	43,026
*	Convergys Corp.	66,344	1,707,695
*	Corning, Inc.	67,975	1,699,375
*	Covansys Corp.	13,100	442,649
*	CPI International, Inc.	8,878	181,910
*	Credence Systems Corp.	51,400	170,648
* #	Cree, Inc.	15,387	346,208
*	CSG Systems International, Inc.	17,200	478,160
*	CSP, Inc.	1,766	15,894
	CTS Corp.	1,700	20,434
*	CVD Equipment Corp.	1,464	9,040
*	Cyberoptics Corp.	5,525	75,914
*	Cybersource Corp.	5,700	74,898
*	Cymer, Inc.	14,600	586,044
*	Cypress Semiconductor Corp.	70,900	1,522,223
#	Daktronics, Inc.	7,500	179,700
*	Datalink Corp.	5,000	32,800
	Dataram Corp.	5,660	25,187
* #	Dell, Inc.	74,400	1,999,128
* #	Delphax Technologies, Inc.	400	448
	Diebold, Inc.	23,600	1,170,088
*	Digi International, Inc.	16,400	230,420
*	Digimarc Corp.	12,175	114,689
* #	Digital Angel Corp.	15,300	27,846
*	Digital River, Inc.	8,100	416,502
* #	Diodes, Inc.	5,637	208,513
*	Ditech Networks, Inc.	24,475	195,800
*	Dot Hill Systems Corp.	28,006	111,744
*	DSP Group, Inc.	18,600	405,294
* #	DST Systems, Inc.	4,700	393,531
*	DTS, Inc.	8,185	186,782
* #	Dycom Industries, Inc.	22,372	665,343
*	Dynamics Research Corp.	5,527	72,348

* #	EarthLink, Inc.	76,900	636,732
* #	eBay, Inc.	58,956	1,919,607
* #	Echelon Corp.	18,171	316,902
*	eCollege.com, Inc.	9,700	213,691
* #	EDGAR Online, Inc.	3,500	10,500
*	Edgewater Technology, Inc.	6,327	53,210
*	EFJ, Inc.	8,708	45,978
*	eFunds Corp.	22,700	767,487
*	Electro Scientific Industries, Inc.	19,074	393,878
*	Electroglas, Inc.	8,614	18,692
*	Electronic Arts, Inc.	9,352	457,032
	Electronic Data Systems Corp.	75,200	2,166,512
*	Electronics for Imaging, Inc.	28,172	803,184
*	eLoyalty Corp.	1,176	29,788
*	Embarcadero Technologies, Inc.	3,392	24,219
* #	EMC Corp.	236,100	3,987,729
* #	EMCORE Corp.	14,400	69,840
*	EMS Technologies, Inc.	8,100	164,673
*	Emulex Corp.	44,461	986,590
* #	Endwave Corp.	5,844	71,940
*	Entegris, Inc.	78,038	897,437
*	Entertainment Distribution Co., Inc.	34,194	72,491
*	Entrust, Inc.	31,148	128,018
* #	Epicor Software Corp.	24,239	350,981
* #	EPIQ Systems, Inc.	10,800	285,120
*	ePlus, Inc.	4,621	45,009
*	Equinix, Inc.	4,900	428,162
* #	eSpeed, Inc.	14,200	129,220
*	Euronet Worldwide, Inc.	16,959	455,688
*	Evans & Sutherland Computer Corp.	1,668	4,437
*	Exar Corp.	800	10,872
*	Excel Technology, Inc.	973	26,290
*	Extreme Networks, Inc.	65,638	246,143
*	F5 Networks, Inc.	8,000	650,080
	Factset Research Systems, Inc.	7,544	481,534
	Fair Isaac Corp.	20,500	775,925
* #	Fairchild Semiconductor Corp. Class A	54,106	996,633
*	FalconStor Software, Inc.	7,917	85,899
*	Faro Technologies, Inc.	7,700	255,563
* #	FEI Co.	15,772	585,141
	Fidelity National Information Services, Inc.	43,835	2,363,583
* #	Finisar Corp.	70,600	256,278
	First Data Corp.	106,252	3,474,440
*	Fiserv, Inc.	38,876	2,303,403
*	Flir Systems, Inc.	10,300	426,008
*	FormFactor, Inc.	24,400	970,632
*	Forrester Research, Inc.	10,200	276,624
*	Foundry Networks, Inc.	62,900	1,011,432
	Frequency Electronics, Inc.	2,770	29,196
*	FSI International, Inc.	9,520	41,412
*	Gartner Group, Inc.	16,000	440,960
* #	Gateway, Inc.	172,319	308,451

*	Genesis Microchip, Inc.	14,100	122,388
*	Gerber Scientific, Inc.	6,900	78,729
#	Gevity HR, Inc.	8,500	178,500
	Global Payments, Inc.	26,700	1,069,068
*	Globecomm Systems, Inc.	7,600	103,588
* #	GlobeTel Communications Corp.	4,997	1,224
*	Goldleaf Financial Solutions, Inc.	15,800	93,062
* #	Google, Inc.	300	149,325
*	Greenfield Online, Inc.	14,000	221,200
*	GSE Systems, Inc.	1,984	13,392
*	GTSI Corp.	6,092	80,658
*	Harmonic, Inc.	41,000	373,100
	Harris Corp.	8,500	424,320
*	Harris Stratex Networks, Inc. Class A	2,425	41,468
*	Hauppauge Digital, Inc.	6,000	33,240
#	Heartland Payment Systems, Inc.	8,618	219,328
*	HEI, Inc.	1,300	1,677
	Henry Jack & Associates, Inc.	32,200	851,690
*	Hewitt Associates, Inc. Class A	300	9,006
	Hewlett-Packard Co.	192,714	8,808,957
*	hi/fn, inc.	7,913	47,003
*	Hittite Microwave Corp.	7,000	284,550
*	Hughes Communications, Inc.	1,365	73,096
* #	Hutchinson Technology, Inc.	12,800	233,984
*	Hypercom Corp.	14,844	89,806
* #	I.D. Systems, Inc.	3,300	44,682
* #	i2 Technologies, Inc.	8,800	165,088
*	iBasis, Inc.	4,800	49,632
*	Ibis Technology Corp.	900	1,296
*	iGATE Capital Corp.	28,006	201,643
*	ImageWare Systems, Inc.	4,200	9,828
	Imation Corp.	14,484	549,088
* #	Imergent, Inc.	2,700	64,530
*	Immersion Corp.	10,800	131,652
* #	Infocrossing, Inc.	11,600	211,700
*	InFocus Corp.	19,682	48,418
*	Informatica Corp.	20,000	305,200
*	Inforte Corp.	1,616	6,755
	InfoSpace, Inc.	17,800	435,744
*	Ingram Micro, Inc.	83,504	1,730,203
*	Innodata Isogen, Inc.	9,831	37,063
*	Innovex, Inc.	1,300	2,028
*	Insight Enterprises, Inc.	25,622	567,784
*	InsWeb Corp.	100	692
#	Integral Systems, Inc.	6,900	176,640
*	Integrated Device Technology, Inc.	92,545	1,389,100
*	Integrated Silicon Solution, Inc.	21,917	124,708
	Intel Corp.	418,292	9,273,534
* #	Intelli-Check, Inc.	1,985	13,697
*	Intelligent Systems Corp.	629	2,390
*	Interactive Intelligence, Inc.	3,700	72,816
* #	Interdigital Communications Corp.	13,500	439,425

*	Interlink Electronics, Inc.	300	588
* #	Intermec, Inc.	28,944	712,022
*	Internap Network Services Corp.	14,400	213,264
	International Business Machines Corp.	64,144	6,837,750
* #	International Rectifier Corp.	32,671	1,183,670
*	Internet Capital Group, Inc.	20,412	238,412
*	Interphase Corp.	2,872	27,370
	Intersil Corp.	56,200	1,691,620
	Inter-Tel, Inc.	2,300	60,145
*	Intervoice, Inc.	22,483	177,166
*	Interwoven, Inc.	23,944	358,681
*	Intest Corp.	3,806	17,393
*	Intevac, Inc.	10,400	200,616
*	IntriCon Corp.	2,450	17,150
*	Intuit, Inc.	18,788	573,034
*	INX, Inc.	461	4,601
*	Iomega Corp.	34,291	146,423
* #	iPass, Inc.	7,396	39,347
* #	Iron Mountain, Inc.	45,621	1,254,121
*	Iteris, Inc.	13,864	33,967
* #	Itron, Inc.	8,700	588,555
*	Ixia	18,754	174,037
*	IXYS Corp.	24,373	227,888
* #	j2 Global Communications, Inc.	11,288	376,229
	Jabil Circuit, Inc.	29,800	685,400
*	Jaco Electronics, Inc.	3,034	7,403
*	JDA Software Group, Inc.	1,400	25,466
* #	JDS Uniphase Corp.	94,004	1,231,452
* #	Juniper Networks, Inc.	161,958	3,953,395
* #	Jupitermedia Corp.	5,000	36,000
*	Keane, Inc.	21,600	306,504
	Keithley Instruments, Inc.	8,800	116,776
*	Kemet Corp.	4,300	33,024
*	Key Tronic Corp.	3,252	14,634
*	Keynote Systems, Inc.	10,546	166,627
*	Kintera, Inc.	1,500	2,565
#	KLA-Tencor Corp.	47,612	2,617,708
* #	Komag, Inc.	10,451	253,541
*	Kopin Corp.	36,309	129,986
*	Kronos, Inc.	10,800	591,732
* #	Kulicke & Soffa Industries, Inc.	29,900	286,143
*	KVH Industries, Inc.	4,892	45,447
* #	L-1 Identity Solutions, Inc.	41,035	877,328
*	Lam Research Corp.	7,400	397,084
* #	LaserCard Corp.	5,364	64,904
* #	Lattice Semiconductor Corp.	51,200	269,824
* #	Lawson Software, Inc.	103,365	948,891
* #	LeCroy Corp.	4,100	37,720
*	Lexmark International, Inc.	6,300	327,159
#	Linear Technology Corp.	18,572	666,549
*	Lionbridge Technologies, Inc.	33,306	200,169
*	Littlefuse, Inc.	11,800	472,944

*	LogicVision, Inc.	400	328
*	Logility, Inc.	3,761	35,090
*	LoJack Corp.	8,100	178,038
*	LookSmart, Ltd.	11,732	40,123
*	Loral Space & Communications, Inc.	11,332	531,471
*	LSI Corp.	167,012	1,449,664
*	LTX Corp.	32,700	191,295
* #	Lumera Corp.	7,149	34,029
*	Macrovision Corp.	21,300	595,335
*	Magma Design Automation, Inc.	17,400	257,868
*	Management Network Group, Inc.	3,198	6,236
*	Manhattan Associates, Inc.	13,700	398,122
*	ManTech International Corp. Class A	8,900	284,622
#	Marchex, Inc. Class B	20,200	312,898
*	Mastec, Inc.	31,366	426,264
*	Mattson Technology, Inc.	28,900	284,954
	Maxim Integrated Products, Inc.	73,472	2,259,264
	Maximus, Inc.	10,600	458,132
* #	Maxwell Technologies, Inc.	1,700	23,358
*	McAfee, Inc.	33,300	1,224,108
*	Mechanical Technology, Inc.	1,600	2,000
*	MEMC Electronic Materials, Inc.	16,400	996,792
*	Mentor Graphics Corp.	39,475	562,914
* #	Mercury Computer Systems, Inc.	13,000	169,260
*	Merix Corp.	6,384	47,752
	Mesa Laboratories, Inc.	1,124	27,707
	Methode Electronics, Inc.	23,872	359,990
	Micrel, Inc.	32,600	406,196
	Microchip Technology, Inc.	11,200	454,496
*	Micron Technology, Inc.	124,049	1,510,917
*	Micros Systems, Inc.	7,800	432,822
* #	Microsemi Corp.	37,800	871,290
	Microsoft Corp.	313,224	9,606,580
*	MicroStrategy, Inc.	1,900	197,258
*	Microtune, Inc.	33,200	169,652
* #	Midway Games, Inc.	12,200	76,982
* #	Mindspeed Technologies, Inc.	24,800	54,064
*	MIPS Technologies, Inc.	20,600	182,104
*	MIVA, Inc.	20,600	114,742
* #	MKS Instruments, Inc.	32,261	879,112
*	Mobility Electronics, Inc.	16,000	48,480
*	Mobius Management Systems, Inc.	7,180	71,800
	Mocon, Inc.	2,646	30,958
*	Moldflow Corp.	5,945	131,503
	Molex, Inc.	12,787	380,285
	Molex, Inc. Class A	18,272	488,776
	MoneyGram International, Inc.	9,800	285,572
*	Monolithic Power Systems	13,623	230,501
* #	MoSys, Inc.	18,414	148,233
	Motorola, Inc.	109,900	1,999,081
*	MPS Group, Inc.	40,678	559,323
* #	MRV Communications, Inc.	69,175	227,586

*	MSC.Software Corp.	24,278	321,926
	MTS Systems Corp.	7,800	342,498
* #	Multi-Fineline Electronix, Inc.	3,322	56,740
*	Nanometrics, Inc.	1,300	8,047
* #	Napco Security Systems, Inc.	9,798	58,102
*	Napster, Inc.	25,564	95,865
	National Instruments Corp.	14,100	444,432
	National Semiconductor Corp.	13,972	376,126
*	NAVTEQ Corp.	15,100	646,733
*	NCR Corp.	41,100	2,205,837
* #	NeoMagic Corp.	4,511	14,841
*	NEON Communications Group, Inc.	23,283	114,552
*	Neoware Systems, Inc.	11,700	141,921
*	NETGEAR, Inc.	14,000	522,340
* #	Netlogic Microsystems, Inc.	10,800	333,072
*	NetManage, Inc.	4,050	20,372
*	NetRatings, Inc.	8,208	172,040
*	NetScout Systems, Inc.	16,195	131,018
* #	Network Appliance, Inc.	26,500	853,035
*	Network Engines, Inc.	14,793	28,107
*	Network Equipment Technologies, Inc.	13,741	143,593
* #	Newport Corp.	17,390	259,459
	NIC, Inc.	32,900	185,885
*	NMS Communications Corp.	3,300	5,940
*	Novatel Wireless, Inc.	14,800	343,804
*	Novell, Inc.	158,144	1,236,686
* #	Novellus Systems, Inc.	43,268	1,327,895
*	Nu Horizons Electronics Corp.	10,900	131,890
* #	Nuance Communications, Inc.	40,975	685,512
*	NumereX Corp. Class A	7,591	79,326
*	Nvidia Corp.	24,300	842,481
	O.I. Corp.	1,189	14,744
* #	OmniVision Technologies, Inc.	10,500	170,100
*	ON Semiconductor Corp.	51,816	556,504
*	Online Resources Corp.	14,187	176,344
*	Onvia, Inc.	2,025	16,909
* #	Openwave Systems, Inc.	43,716	450,275
*	Oplink Communications, Inc.	7,800	137,124
*	OPNET Technologies, Inc.	9,800	110,446
* #	Opsware, Inc.	16,800	152,040
*	Optical Cable Corp.	100	529
*	Optical Communication Products, Inc.	2,882	4,294
*	Oracle Corp.	168,309	3,261,828
* #	OSI Systems, Inc.	1,000	26,770
*	Overland Storage, Inc.	4,100	12,136
*	OYO Geospace Corp.	1,300	98,228
*	Packeteer, Inc.	15,700	161,082
* #	Palm, Inc.	58,403	951,385
*	PAR Technology Corp.	10,600	98,474
*	Parametric Technology Corp.	21,980	410,586
	Park Electrochemical Corp.	8,600	239,510
* #	Parkervision, Inc.	4,528	47,363

*	Paxar Corp.	18,200	550,550
	Paychex, Inc.	15,090	609,636
*	PC Connection, Inc.	13,500	155,790
*	PC-Tel, Inc.	12,893	125,836
*	PDF Solutions, Inc.	11,965	118,095
	Pegasystems, Inc.	17,097	183,793
*	Perceptron, Inc.	1,000	9,080
*	Perficient, Inc.	14,200	298,200
*	Performance Technologies, Inc.	4,554	23,408
*	Pericom Semiconductor Corp.	10,344	113,370
*	Perot Systems Corp.	55,600	949,648
*	Pervasive Software, Inc.	12,472	54,877
*	Phoenix Technologies, Ltd.	5,444	44,750
*	Photon Dynamics, Inc.	9,891	108,306
*	Photronics, Inc.	23,700	348,390
*	Pinnacle Data Systems, Inc.	700	1,505
*	Planar Systems, Inc.	5,962	43,225
*	PlanetOut, Inc.	3,000	4,110
	Plantronics, Inc.	26,300	639,090
*	PLATO Learning, Inc.	5,118	23,748
*	Plexus Corp.	13,300	292,733
*	PLX Technology, Inc.	13,500	147,015
* #	PMC-Sierra, Inc.	108,700	838,077
*	Polycom, Inc.	42,268	1,340,741
*	Power Integrations, Inc.	2,300	65,550
* #	Powerwave Technologies, Inc.	73,632	469,772
* #	Presstek, Inc.	21,075	144,364
	Printronix, Inc.	4,937	65,119
*	Progress Software Corp.	20,969	689,041
	QAD, Inc.	19,005	158,122
*	QLogic Corp.	24,683	421,092
	Qualcomm, Inc.	72,044	3,094,290
#	Quality Systems, Inc.	7,300	298,935
*	Qualstar Corp.	3,915	12,645
*	Quantum Corp.	107,947	333,556
*	Quest Software, Inc.	55,838	961,530
*	QuickLogic Corp.	15,200	43,624
*	Quovadx, Inc.	15,032	46,750
*	Radiant Systems, Inc.	16,400	220,744
*	RadiSys Corp.	8,000	108,160
* #	Radyne Corp.	5,691	52,812
* #	RAE Systems, Inc.	17,468	44,194
*	Rambus, Inc.	23,600	445,568
*	Ramtron International Corp.	8,194	27,942
* #	RealNetworks, Inc.	58,573	496,113
*	Red Hat, Inc.	13,600	334,016
*	Relm Wireless Corp.	2,300	10,258
	REMEC, Inc.	1,000	1,500
#	Renaissance Learning, Inc.	4,258	50,117
* #	RF Micro Devices, Inc.	75,605	493,701
*	RF Monolithics, Inc.	5,800	30,450
	Richardson Electronics, Ltd.	5,937	56,698

* #	RightNow Technologies, Inc.	5,300	82,574
*	Rimage Corp.	5,832	163,179
*	Rofin-Sinar Technologies, Inc.	7,870	531,225
*	Rogers Corp.	6,000	241,440
*	Rudolph Technologies, Inc.	19,000	304,760
*	S1 Corp.	22,520	184,664
*	Saba Software, Inc.	14,165	85,132
* #	Safeguard Scientifics, Inc.	76,065	200,051
* #	Salesforce.com, Inc.	8,400	396,900
* #	Sandisk Corp.	45,900	1,998,945
*	Sanmina-SCI Corp.	238,819	852,584
*	Sapient Corp.	47,800	358,500
* #	SatCon Technology Corp.	600	702
*	SAVVIS, Inc.	9,300	466,767
*	ScanSource, Inc.	11,334	328,459
*	Scientific Learning Corp.	5,764	36,717
*	SCM Microsystems, Inc.	7,048	27,981
*	Seachange International, Inc.	18,538	166,842
#	Seagate Technology	1,924	39,615
*	Secure Computing Corp.	43,700	332,994
* #	Semitool, Inc.	13,075	129,966
*	Semtech Corp.	39,772	662,204
*	SI International, Inc.	4,550	143,553
* #	Sigma Designs, Inc.	4,700	131,271
*	Sigmatel, Inc.	12,800	42,240
*	Silicon Image, Inc.	23,900	200,282
*	Silicon Laboratories, Inc.	28,000	969,360
*	Silicon Storage Technology, Inc.	54,988	217,203
*	Simulations Plus, Inc.	1,000	13,110
* #	Sirenza Microdevices, Inc.	25,901	274,551
* #	Skyworks Solutions, Inc.	75,923	538,294
*	SM&A	9,796	68,376
* #	Smith Micro Software, Inc.	13,100	206,063
*	SoftBrands, Inc.	14,700	29,400
*	Solectron Corp.	427,380	1,453,092
* #	Sonic Foundry, Inc.	6,600	15,840
* #	Sonic Solutions, Inc.	11,100	143,190
*	SonicWALL, Inc.	24,844	205,211
*	Sonus Networks, Inc.	57,984	502,721
*	SourceForge, Inc.	29,414	130,304
*	Spectrum Control, Inc.	7,031	101,528
*	SPSS, Inc.	9,259	407,489
*	SRA International, Inc.	9,500	241,205
*	SRS Labs, Inc.	7,275	108,470
*	Staktek Holdings, Inc.	17,425	48,093
*	Standard Microsystems Corp.	11,872	368,269
	StarTek, Inc.	4,281	44,694
* #	STEC, Inc.	26,838	166,396
*	Stratasys, Inc.	4,400	211,860
*	Stratos International, Inc.	1,500	11,760
*	SumTotal Systems, Inc.	15,847	125,508
*	Sun Microsystems, Inc.	267,805	1,365,806

*	Sunair Electronics, Inc.	5,100	17,646
*	Sunrise Telecom, Inc.	700	2,065
*	Supertex, Inc.	5,400	181,062
*	SupportSoft, Inc.	23,625	134,663
*	Sybase, Inc.	45,600	1,097,136
*	Sycamore Networks, Inc.	157,558	586,116
*	Sykes Enterprises, Inc.	19,500	379,860
* #	Symantec Corp.	107,332	2,145,567
*	Symmetricom, Inc.	22,500	182,925
*	Synaptics, Inc.	11,000	347,160
*	SYNNEX Corp.	11,288	231,178
*	Synopsys, Inc.	51,672	1,370,341
*	Synplicity, Inc.	14,370	92,543
	Syntel, Inc.	11,067	383,140
* #	Take-Two Interactive Software, Inc.	40,100	825,659
*	Tech Data Corp.	22,068	813,426
	Technitrol, Inc.	22,359	588,936
*	Technology Solutions Co.	829	6,035
*	TechTeam Global, Inc.	6,112	80,556
*	Tekelec	32,000	480,000
	Tektronix, Inc.	39,124	1,184,283
* #	TeleCommunication Systems, Inc.	17,750	92,478
* #	Telkonet, Inc.	13,000	26,390
*	Tellabs, Inc.	135,300	1,481,535
*	Telular Corp.	10,164	41,774
* #	Teradyne, Inc.	92,913	1,581,379
*	Terayon Communication Systems, Inc.	2,800	4,942
* #	Terremark Worldwide, Inc.	6,400	47,296
*	Tessco Technologies, Inc.	4,743	118,670
*	Tessera Technologies, Inc.	7,300	331,931
	Texas Instruments, Inc.	47,284	1,671,962
*	The Knot, Inc.	8,134	154,221
#	TheStreet.com, Inc.	6,571	76,486
*	Think Partnership, Inc.	26,064	78,192
*	ThinkEngine Networks, Inc.	700	1,589
*	THQ, Inc.	27,600	941,160
*	TIBCO Software, Inc.	114,753	1,035,072
*	Tier Technologies, Inc. Class B	700	6,461
	TNS, Inc.	7,032	83,470
*	Tollgrade Communications, Inc.	7,622	84,223
#	Total System Services, Inc.	11,900	394,961
*	Track Data Corp.	2,570	7,993
*	Transact Technologies, Inc.	3,927	24,897
* #	Transaction Systems Architects, Inc.	12,400	422,220
*	Transmeta Corp.	7,125	2,565
* #	Transwitch Corp.	2,764	4,754
* #	Travelzoo, Inc.	1,600	41,248
*	Trident Microsystems, Inc.	15,400	314,160
*	Trimble Navigation, Ltd.	21,414	625,075
#	Trio-Tech International	1,787	34,275
*	Triquint Semiconductor, Inc.	90,687	478,827
	TSR, Inc.	1,468	5,769

*	TTM Technologies, Inc.	11,975	132,444
*	Tumbleweed Communications Corp.	30,955	87,293
*	Tyler Technologies, Inc.	16,700	202,571
*	Ulticom, Inc.	13,522	116,965
*	Ultimate Software Group, Inc.	3,900	110,331
*	Ultra Clean Holdings, Inc.	1,000	13,820
*	Ultratech, Inc.	14,300	190,905
*	Unisys Corp.	83,400	693,888
	United Online, Inc.	30,824	525,857
* #	Universal Display Corp.	6,394	99,810
* #	UTStarcom, Inc.	44,565	321,314
*	ValueClick, Inc.	18,800	589,004
* #	Varian Semiconductor Equipment Associates, Inc.	17,541	739,353
*	Veeco Instruments, Inc.	15,400	279,048
* #	VendingData Corp.	5,200	15,444
* #	VeriFone Holdings, Inc.	400	13,852
*	Verigy, Ltd.	2,700	77,247
*	Verint Systems, Inc.	9,000	270,450
*	VeriSign, Inc.	53,300	1,589,939
*	Viasat, Inc.	14,780	478,724
*	Vicon Industries, Inc.	2,500	22,750
*	Video Display Corp.	5,063	39,947
*	Vignette Corp.	14,740	274,311
*	Virage Logic Corp.	9,650	69,287
*	Vishay Intertechnology, Inc.	84,760	1,510,423
* #	Visual Sciences, Inc.	9,272	150,855
* #	Vyyo, Inc.	3,975	23,095
* #	Wave Systems Corp. Class A	10,400	22,360
*	Web.com, Inc.	7,278	36,172
*	webMethods, Inc.	16,199	149,031
*	Websense, Inc.	8,500	191,250
*	Westell Technologies, Inc.	32,847	89,344
*	Western Digital Corp.	79,689	1,498,950
	Western Union Co.	15,472	347,346
*	White Electronics Designs Corp.	8,612	50,294
*	Wind River Systems, Inc.	33,100	351,191
*	Winland Electronics, Inc.	400	1,300
*	Wireless Telecom Group, Inc.	16,062	44,171
*	WJ Communications, Inc.	4,100	7,175
*	Wright Express Corp.	400	14,028
*	Xerox Corp.	155,452	2,933,379
#	Xilinx, Inc.	70,680	2,012,966
	X-Rite, Inc.	14,400	215,424
*	Yahoo!, Inc.	58,565	1,680,816
* #	Zebra Technologies Corp. Class A	27,600	1,107,036
* #	Zhone Technologies, Inc.	10,120	14,573
*	ZILOG, Inc.	5,736	34,416
* #	Zix Corp.	300	552
*	Zoran Corp.	27,200	547,536
*	Zygo Corp.	9,950	150,444
Total Information Technology			304,568,242

Materials — (4.1%)
*	AEP Industries, Inc.	1,000	44,640
	Air Products & Chemicals, Inc.	16,000	1,247,840
	Airgas, Inc.	38,913	1,659,250
*	AK Steel Holding Corp.	18,400	638,848
	Albemarle Corp.	39,700	1,613,408
	Alcoa, Inc.	129,460	5,344,109
#	Allegheny Technologies, Inc.	7,400	855,366
#	AMCOL International Corp.	13,300	330,771
*	American Pacific Corp.	4,123	67,906
#	American Vanguard Corp.	11,321	156,117
	Aptargroup, Inc.	34,352	1,290,261
	Arch Chemicals, Inc.	16,700	587,172
	Ashland, Inc.	28,500	1,719,120
*	Atlantis Plastics, Inc.	900	3,852
	Balchem Corp.	4,885	86,171
#	Ball Corp.	5,200	287,872
	Bemis Co., Inc.	51,861	1,744,085
#	Bowater, Inc.	19,700	409,563
* #	Brush Engineered Materials, Inc.	10,100	541,865
*	Buckeye Technologies, Inc.	9,425	134,024
	Cabot Corp.	31,853	1,538,818
#	Calgon Carbon Corp.	21,200	214,756
*	Caraustar Industries, Inc.	9,781	58,001
	Carpenter Technology Corp.	10,120	1,341,608
#	Castle (A.M.) & Co.	5,316	196,692
	Celanese Corp. Class A	100	3,639
* #	Century Aluminum Co.	9,800	552,132
	Chaparral Steel Co.	16,200	1,185,840
	Chemtura Corp.	118,751	1,293,198
	Chesapeake Corp.	900	12,033
#	Cleveland-Cliffs, Inc.	16,400	1,447,956
* #	Coeur d’Alene Mines Corp.	67,600	244,036
	Commercial Metals Co.	41,200	1,448,180
#	Compass Minerals International, Inc.	10,328	352,701
*	Constar International, Inc.	4,211	28,887
*	Continental Materials Corp.	819	24,365
*	Core Molding Technologies, Inc.	5,592	40,262
*	Crown Holdings, Inc.	23,200	578,376
	Cytec Industries, Inc.	23,765	1,412,829
#	Deltic Timber Corp.	6,585	355,327
*	Domtar Corp.	73,674	803,047
	Dow Chemical Co.	151,088	6,856,373
	DuPont (E.I.) de Nemours & Co., Inc.	39,400	2,061,408
	Eagle Materials, Inc.	19,300	968,281
	Eastman Chemical Co.	17,916	1,185,323
	Ecolab, Inc.	18,244	787,229
#	Empire Resources, Inc.	4,600	47,058
	Ferro Corp.	23,700	563,349
#	Florida Rock Industries, Inc.	7,100	483,226
* #	Flotek Industries, Inc.	2,945	153,140
	FMC Corp.	16,000	1,338,560

#	Freeport-McMoRan Copper & Gold, Inc. Class B	17,337	1,364,422
	Friedman Industries, Inc.	4,579	43,775
#	Georgia Gulf Corp.	12,600	217,476
	Gibraltar Industries, Inc.	19,387	417,596
	Glatfelter (P.H.) Co.	2,200	29,898
*	Graphic Packaging Corp.	113,218	559,297
	Greif, Inc. Class A	11,000	612,260
	Greif, Inc. Class B	10,038	509,930
	H.B. Fuller Co.	28,500	776,625
	Hawkins, Inc.	5,241	77,567
* #	Headwaters, Inc.	17,922	353,422
* #	Hecla Mining Co.	51,054	408,432
*	Hercules, Inc.	12,400	233,492
*	ICO, Inc.	11,200	97,552
* #	Idaho General Mines, Inc.	9,500	57,000
*	Innophos Holdings, Inc.	2,500	38,400
	International Flavors & Fragrances, Inc.	5,800	297,714
	International Paper Co.	65,316	2,558,428
*	Kaiser Aluminum Corp.	8,749	667,111
*	KMG Chemicals, Inc.	375	5,231
	Kronos Worldwide, Inc.	17,252	540,160
*	Landec Corp.	13,500	184,005
#	Louisiana-Pacific Corp.	51,909	1,064,135
* #	LSB Industries, Inc.	3,200	65,920
	Lubrizol Corp.	30,715	2,018,590
	Lyondell Chemical Co.	78,498	2,917,771
#	Martin Marietta Materials, Inc.	4,000	621,760
*	Material Sciences Corp.	7,254	77,037
*	Maxxam, Inc.	1,625	47,531
	MeadWestavco Corp.	55,190	1,931,650
#	Metal Management, Inc.	13,000	629,460
	Minerals Technologies, Inc.	10,703	680,818
* #	Mines Management, Inc.	1,300	5,304
*	Mod-Pac Corp.	1,165	11,510
	Monsanto Co.	22,000	1,355,200
	Myers Industries, Inc.	16,600	368,022
	Nalco Holding Co.	800	21,144
* #	Nanophase Technologies Corp.	2,100	13,314
	Nevada Chemicals, Inc.	2,571	27,124
	NewMarket Corp.	5,900	282,315
	Newmont Mining Corp.	61,700	2,509,956
#	NL Industries, Inc.	31,687	339,051
	NN, Inc.	9,700	122,026
*	Northern Technologies International Corp.	900	8,010
*	Northwest Pipe Co.	5,079	183,352
	Nucor Corp.	12,200	823,988
	Olin Corp.	34,700	702,328
	Olympic Steel, Inc.	500	16,775
*	OM Group, Inc.	12,400	775,124
*	OMNOVA Solutions, Inc.	22,500	126,225
*	Owens-Illinois, Inc.	22,300	758,200
	Packaging Corp. of America	41,844	1,082,086

*	Pactiv Corp.	9,400	319,318
	Penford Corp.	5,269	100,585
* #	Pioneer Companies, Inc.	5,900	203,078
*	PolyOne Corp.	26,675	190,193
#	Pope & Talbot, Inc.	8,263	34,539
	PPG Industries, Inc.	33,900	2,582,841
	Praxair, Inc.	12,892	877,816
	Quaker Chemical Corp.	6,296	150,789
	Quanex Corp.	17,500	838,950
	Reliance Steel & Aluminum Co.	31,314	1,921,740
*	Rock of Ages Corp.	2,695	13,394
	Rock-Tenn Co. Class A	21,991	767,926
*	Rockwood Holdings, Inc.	33,241	1,066,704
#	Rohm & Haas Co.	49,510	2,624,525
	Royal Gold, Inc.	11,700	315,198
#	RPM International, Inc.	55,438	1,259,551
* #	RTI International Metals, Inc.	9,750	865,313
#	Ryerson, Inc.	1,200	45,516
	Schnitzer Steel Industries, Inc. Class A	10,687	579,235
	Schulman (A.), Inc.	1,400	33,866
	Schweitzer-Maudoit International, Inc.	8,263	248,221
	Scotts Miracle-Gro Co. Class A	31,600	1,454,864
#	Sealed Air Corp.	35,200	1,136,960
	Sensient Technologies Corp.	26,396	687,352
	Sigma-Aldrich Corp.	6,800	294,304
	Silgan Holdings, Inc.	12,490	720,923
*	Smurfit-Stone Container Corp.	126,898	1,640,791
	Spartech Corp.	11,373	304,796
	Steel Dynamics, Inc.	35,576	1,668,514
	Steel Technologies, Inc.	4,231	126,803
	Stepan Co.	6,905	211,224
*	Stillwater Mining Co.	45,488	577,698
*	Symyx Technologies, Inc.	8,000	83,920
	Synalloy Corp.	2,500	93,400
	Temple-Inland, Inc.	22,900	1,442,700
*	Terra Industries, Inc.	48,600	942,354
#	Texas Industries, Inc.	10,900	948,082
*	The Mosaic Co.	2,200	77,286
* #	Titanium Metals Corp.	27,786	961,396
	Tronox, Inc. Class B	2,476	34,466
*	U.S. Concrete, Inc.	25,500	225,420
* #	U.S. Gold Corp.	18,100	97,378
*	United States Lime & Minerals, Inc.	1,984	68,825
	United States Steel Corp.	23,350	2,642,286
*	Universal Stainless & Alloy Products, Inc.	4,200	176,274
	Valhi, Inc.	37,870	582,062
	Valspar Corp.	44,676	1,290,690
	Vulcan Materials Co.	7,000	837,830
	Wausau Paper Corp.	24,944	341,483
	Wellman, Inc.	4,900	17,248
	Westlake Chemical Corp.	22,572	633,145
	Weyerhaeuser Co.	34,189	2,802,130

*	Wheeling-Pittsburgh Corp.	9,955	219,010
*	Williams Industries, Inc.	100	215
#	Worthington Industries, Inc.	46,444	980,433
* #	Xethanol Corp.	8,900	12,549
* #	Zoltek Companies, Inc.	6,900	259,785
Total Materials			115,608,283

Real Estate Investment Trusts — (0.0%)
#	Capitalsource, Inc.	7,670	201,721

Telecommunication Services — (3.2%)
	Alaska Communications Systems Group, Inc.	12,991	204,998
	Alltel Corp.	55,235	3,784,702
* #	American Tower Corp.	18,100	781,558
*	Arbinet-thexchange, Inc.	2,300	14,329
	AT&T, Inc.	939,042	38,819,996
*	Boston Communications Group, Inc.	5,895	10,847
*	Cbeyond, Inc.	300	10,614
*	Centennial Communications Corp.	34,225	348,753
	CenturyTel, Inc.	34,438	1,701,926
*	Cincinnati Bell, Inc.	79,900	465,817
	Citizens Communications Co.	73,880	1,170,998
*	Cogent Communications Group, Inc.	20,600	591,220
	Consolidated Communications Holdings, Inc.	13,659	290,390
* #	Crown Castle International Corp.	20,000	736,400
	CT Communications, Inc.	13,200	414,348
	D&E Communications, Inc.	9,019	147,100
* #	Dobson Communications Corp.	62,015	659,219
	Embarq Corp.	4,620	296,881
*	Eschelon Telecom, Inc.	6,554	193,867
	FairPoint Communications, Inc.	700	12,600
* #	FiberTower Corp.	28,273	117,616
*	General Communications, Inc. Class A	23,468	310,951
	Hickory Tech Corp.	6,810	55,433
	IDT Corp.	400	4,820
#	IDT Corp. Class B	19,444	241,883
* #	InPhonic, Inc.	17,500	153,300
	Iowa Telecommunications Services, Inc.	400	8,996
*	LCC International, Inc. Class A	10,588	39,705
*	Leap Wireless International, Inc.	18,000	1,538,280
* #	Level 3 Communications, Inc.	104,411	607,672
*	Lynch Interactive Corp.	1	3,390
*	Moscow CableCom Corp.	1,400	17,724
*	NeuStar, Inc.	6,900	200,514
* #	NII Holdings, Inc.	11,500	936,905
#	North Pittsburgh Systems, Inc.	4,237	83,850
*	PAETEC Holding Corp.	28,637	333,621
*	Premiere Global Services, Inc.	35,900	454,853
	Price Communications Corp.	11,700	273,195
* #	Qwest Communications International, Inc.	75,800	779,982
*	Rural Cellular Corp. Class A	4,532	149,329
*	SBA Communications Corp.	16,344	525,133

	Shenandoah Telecommunications Co.	4,185	206,739
	Sprint Nextel Corp.	445,000	10,168,250
*	SunCom Wireless Holdings, Inc.	200	3,360
#	SureWest Communications	7,647	196,987
*	Syniverse Holdings, Inc.	300	3,840
	Telephone & Data Systems, Inc.	16,967	1,050,257
	Telephone & Data Systems, Inc. Special Shares	19,049	1,104,842
*	Time Warner Telecom, Inc.	18,800	363,968
*	United States Cellular Corp.	9,355	742,506
#	USA Mobility, Inc.	17,800	409,578
	Verizon Communications, Inc.	427,856	18,624,572
	Warwick Valley Telephone Co.	1,713	23,537
	Windstream Corp.	21,624	324,792
* #	Wireless Facilities, Inc.	28,121	46,118
*	Xeta Corp.	4,246	12,738
Total Telecommunication Services			90,775,799

Utilities — (2.0%)
*	AES Corp.	24,444	580,056
	AGL Resources, Inc.	15,363	655,386
*	Allegheny Energy, Inc.	12,500	667,375
	ALLETE, Inc.	10,444	501,312
	Alliant Energy Corp.	8,600	371,520
	Ameren Corp.	15,671	831,660
	American Electric Power Co., Inc.	16,172	770,272
	American States Water Co.	7,400	266,622
#	Aqua America, Inc.	26,205	599,046
*	Aquila, Inc.	82,484	352,207
	Artesian Resources Corp. Class A	2,279	44,714
	Atmos Energy Corp.	17,513	567,246
	Avista Corp.	15,167	355,211
	BIW, Ltd.	400	6,420
#	Black Hills Corp.	12,877	527,828
*	Cadiz, Inc.	2,806	62,967
#	California Water Service Group	7,028	261,652
	Cascade Natural Gas Corp.	4,944	130,176
#	CenterPoint Energy, Inc.	24,162	457,387
	Central Vermont Public Service Corp.	3,423	124,734
	CH Energy Group, Inc.	5,074	240,305
	Chesapeake Utilities Corp.	3,292	114,595
	Cleco Corp.	19,769	533,368
#	CMS Energy Corp.	23,600	430,700
	Connecticut Water Services, Inc.	5,870	140,645
#	Consolidated Edison, Inc.	19,614	957,555
	Constellation Energy Group	1,400	128,478
	Delta Natural Gas Co., Inc.	1,648	42,106
#	Dominion Resources, Inc.	14,200	1,257,978
#	DPL, Inc.	25,600	781,056
	DTE Energy Co.	12,200	645,136
	Duke Energy Corp.	47,453	927,232
	Duquesne Light Holdings, Inc.	7,400	149,554
*	Dynegy, Inc.	44,400	429,792

	Edison International	12,079	703,843
* #	El Paso Electric Co.	15,700	427,197
#	Empire District Electric Co.	13,165	310,562
	Energen Corp.	12,700	748,284
	Energy East Corp.	29,181	705,305
	Energy West, Inc.	1,370	20,413
	EnergySouth, Inc.	3,013	147,125
	Entergy Corp.	7,565	854,089
*	Environmental Power Corp.	4,361	34,016
	Equitable Resources, Inc.	8,744	454,863
	Exelon Corp.	23,072	1,799,616
	FirstEnergy Corp.	13,055	903,798
	Florida Public Utilities Co.	1,360	16,864
	FPL Group, Inc.	17,321	1,107,332
#	Great Plains Energy, Inc.	17,667	549,797
	Hawaiian Electric Industries, Inc.	16,700	409,150
#	IDACORP, Inc.	9,500	315,495
	Integrys Energy Group, Inc.	9,272	518,305
	KeySpan Corp.	1,400	58,338
	Laclede Group, Inc.	7,100	221,236
*	Maine & Maritimes Corp.	400	10,872
	MDU Resources Group, Inc.	12,704	385,058
#	MGE Energy, Inc.	9,100	308,672
	Middlesex Water Co.	8,308	159,514
*	Mirant Corp.	55,500	2,575,200
	National Fuel Gas Co.	16,331	744,040
#	New Jersey Resources Corp.	15,800	865,524
#	Nicor, Inc.	8,852	415,601
	NiSource, Inc.	21,800	484,178
	Northeast Utilities, Inc.	13,232	402,385
	Northwest Natural Gas Co.	9,359	466,359
* #	NRG Energy, Inc.	35,700	3,137,673
	NSTAR	21,969	765,180
#	OGE Energy Corp.	18,786	693,579
	Oneok, Inc.	7,561	409,050
	Otter Tail Corp.	10,100	330,270
#	Pepco Holdings, Inc.	13,555	404,752
#	PG&E Corp.	13,300	655,158
#	Piedmont Natural Gas Co.	21,761	577,537
	Pinnacle West Capital Corp.	7,606	353,147
#	PNM Resources, Inc.	15,712	463,661
* #	Portland General Electric Co.	21,400	627,876
	PPL Corp.	16,444	755,766
	Progress Energy, Inc.	19,491	976,304
	Puget Energy, Inc.	23,971	604,309
#	Questar Corp.	20,572	2,221,982
*	Reliant Energy, Inc.	60,600	1,552,572
	RGC Resources, Inc.	971	26,557
	SCANA Corp.	8,328	353,024
	SEMCO Energy, Inc.	10,478	80,890
	Sempra Energy	11,300	692,916
*	Sierra Pacific Resources	39,244	744,066

#	SJW Corp.	9,070	292,689
#	South Jersey Industries, Inc.	16,088	625,341
	Southern Co.	28,672	1,032,479
	Southern Union Co.	23,672	823,786
	Southwest Gas Corp.	14,383	548,855
#	Southwest Water Co.	11,835	154,092
	TECO Energy, Inc.	41,475	728,301
	TXU Corp.	11,116	749,774
	UGI Corp.	20,961	603,677
	UIL Holdings Corp.	6,685	219,268
#	Unisource Energy Corp.	12,016	438,944
	Unitil Corp.	3,099	87,082
	Vectren Corp.	15,984	462,897
	Westar Energy, Inc.	17,955	475,987
	WGL Holdings, Inc.	16,832	593,665
	Wisconsin Energy Corp.	8,878	429,962
	Xcel Energy, Inc.	30,944	710,165
	York Water Co.	4,016	73,734
Total Utilities			57,512,289

TOTAL COMMON STOCKS			2,429,182,761

RIGHTS/WARRANTS — (0.0%)
*	Caliper Life Sciences, Inc. Warrants 08/10/11	359	495

TEMPORARY CASH INVESTMENTS — (0.6%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	18,133,430	18,133,430

	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.4%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $498,968,298 FNMA, rates ranging from 5.000% to 6.500%, maturities ranging from 01/01/20 to 04/01/37, valued at $399,911,747) to be repurchased at $388,321,101	$388,264	388,263,832
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $23,930,000 FHLB 4.875%, 11/18/11, valued at $23,702,914) to be repurchased at $22,973,539	22,970	22,970,151
TOTAL SECURITIES LENDING COLLATERAL		411,233,983

TOTAL INVESTMENTS — (100.0%)
(Cost $2,578,804,249)		$2,858,550,669

See accompanying Notes to Financial Statements.

DFA REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

		Shares	Value†

COMMON STOCKS — (86.4%)
Real Estate Investment Trusts — (86.4%)
#	Acadia Realty Trust	286,000	$8,125,260
	Agree Realty Corp.	67,800	2,373,000
# *	Alexander’s, Inc.	44,600	19,385,390
#	Alexandria Real Estate Equities, Inc.	261,900	27,551,880
	AMB Property Corp.	882,709	51,064,716
	America First Apartment Investors, Inc.	97,728	2,164,675
#	American Campus Communites, Inc.	203,850	5,997,267
	American Financial Realty Trust	1,171,572	13,215,332
	American Land Lease, Inc.	70,500	1,830,885
	AmeriVest Properties, Inc.	188,600	75,440
	Apartment Investment & Management Co. Class A	870,900	47,786,283
#	Archstone-Smith Trust	1,964,755	121,225,383
	Ashford Hospitality Trust	730,501	9,065,517
	Associated Estates Realty Corp.	154,600	2,405,576
#	AvalonBay Communities, Inc.	706,200	92,081,418
	BioMed Realty Trust, Inc.	582,560	16,346,634
#	Boston Properties, Inc.	1,057,600	122,343,168
#	Brandywine Realty Trust	788,553	25,083,871
#	BRE Properties, Inc. Class A	455,100	28,771,422
#	Camden Property Trust	505,700	37,750,505
	CBL & Associates Properties, Inc.	613,600	25,182,144
	Cedar Shopping Centers, Inc.	390,569	6,229,576
#	Colonial Properties Trust	412,756	20,369,509
#	Commercial Net Lease Realty	579,975	14,064,394
#	Corporate Office Properties Trust	411,300	18,529,065
#	Cousins Properties, Inc.	462,200	14,966,036
#	Crescent Real Estate Equities, Inc.	917,600	20,517,536
#	Developers Diversified Realty Corp.	1,131,565	69,760,982
	DiamondRock Hospitality Co.	841,314	17,617,115
	Digital Realty Trust, Inc.	495,490	20,116,894
# *	Douglas Emmett, Inc.	410,220	10,817,501
	Duke Realty Corp.	1,220,800	48,978,496
	Eagle Hospitality Properties Trust, Inc.	29,000	387,730
	EastGroup Properties, Inc.	210,100	10,273,890
	Education Realty Trust, Inc.	243,753	3,534,418
	Entertainment Properties Trust	237,200	14,006,660
#	Equity Inns, Inc.	491,200	9,819,088
#	Equity Lifestyle Properties, Inc.	214,200	11,665,332
#	Equity One, Inc.	656,076	19,223,027

#	Equity Residential	2,617,450	132,626,192
#	Essex Property Trust, Inc.	215,400	27,405,342
	Extra Space Storage, Inc.	571,793	10,240,813
	Federal Realty Investment Trust	493,400	43,725,108
	FelCor Lodging Trust, Inc.	552,200	14,462,118
	Feldman Mall Properties, Inc.	88,864	995,277
#	First Industrial Realty Trust, Inc.	400,000	17,840,000
	First Potomac Realty Trust	213,500	5,337,500
#	General Growth Properties, Inc.	2,167,500	127,969,200
#	Glimcher Realty Trust	331,200	9,025,200
	GMH Communities Trust	366,500	3,723,640
*	Golf Trust of America, Inc.	42,500	103,700
	Hersha Hospitality Trust	363,092	4,407,937
	Highland Hospitality Corp.	540,500	10,415,435
	Highwood Properties, Inc.	399,800	17,527,232
*	HMG Courtland Properties, Inc.	2,600	33,800
#	Home Properties, Inc.	296,390	17,072,064
	Hospitality Properties Trust	832,650	37,002,966
#	Host Marriott Corp.	4,672,800	119,249,856
	HRPT Properties Trust	1,883,700	21,624,876
#	Inland Real Estate Corp.	586,500	10,557,000
	Innkeepers USA Trust	397,700	7,011,451
#	Kilroy Realty Corp.	289,400	21,508,208
	Kimco Realty Corp.	2,246,356	103,983,819
#	Kite Realty Group Trust	255,600	5,434,056
#	Lasalle Hotel Properties	357,400	17,012,240
#	Lexington Realty Trust	626,800	13,037,440
	Liberty Property Trust	817,200	38,343,024
	Mack-Cali Realty Corp.	590,500	28,515,245
	Maguire Properties, Inc.	418,400	15,116,792
*	Malan Realty Investors, Inc.	19,100	14,134
	Maxus Realty Trust, Inc.	6,885	83,859
*	MHI Hospitality Corp.	2,300	25,070
#	Mid-America Apartment Communities, Inc.	224,300	13,177,625
	Mission West Properties, Inc.	173,300	2,455,661
	Monmouth Real Estate Investment Corp. Class A	177,884	1,533,360
	One Liberty Properties, Inc.	87,800	2,026,424
#	Parkway Properties, Inc.	139,800	7,248,630
#	Pennsylvania Real Estate Investment Trust	330,781	15,722,021
#	Post Properties, Inc.	385,600	20,444,512
#	ProLogis	2,277,907	147,289,467
	PS Business Parks, Inc.	188,700	12,671,205
	Public Storage, Inc.	1,519,334	135,980,393
	Ramco-Gershenson Properties Trust	146,800	5,430,132
#	Realty Income Corp.	897,700	24,614,934
#	Regency Centers Corp.	613,700	48,218,409
	Republic Property Trust	230,811	2,838,975
*	Roberts Realty Investors, Inc.	23,000	181,700
#	Saul Centers, Inc.	152,600	7,514,024
	Senior Housing Properties Trust	743,800	17,479,300
#	Simon Property Group, Inc.	1,979,497	213,746,086
#	SL Green Realty Corp.	526,587	73,764,307

	Sovran Self Storage, Inc.	181,500	9,670,320
#	Strategic Hotel Capital, Inc.	671,400	15,657,048
#	Sun Communities, Inc.	161,700	5,004,615
#	Sunstone Hotel Investors, Inc.	520,200	15,351,102
	Supertel Hospitality, Inc.	170,838	1,289,827
#	Tanger Factory Outlet Centers, Inc.	276,700	11,607,565
	Taubman Centers, Inc.	473,100	26,029,962
	The Macerich Co.	638,500	56,954,200
#	UDR, Inc.	1,206,400	36,626,304
	UMH Properties, Inc.	91,300	1,305,590
	Urstadt Biddle Properties, Inc.	57,500	1,020,625
	Urstadt Biddle Properties, Inc. Class A	167,100	2,865,765
#	U-Store-It Trust	509,900	9,346,467
#	Vornado Realty Trust	1,344,293	162,672,896
#	Washington Real Estate Investment Trust	398,600	14,983,374
#	Weingarten Realty Investors	766,900	35,783,554
	Winston Hotels, Inc.	245,300	3,657,423
	Winthrop Realty Trust	576,687	3,886,870
TOTAL COMMON STOCKS			3,038,184,281

	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.6%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $645,717,977 FNMA, rates ranging from 4.500% to 6.500%, maturities ranging from 06/01/22 to 09/01/36, valued at $458,031,403) to be repurchased at $444,756,274	$444,691	444,690,682
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $36,955,000 FHLB 4.125%, 10/19/07 & 4.750%, 06/11/08 & Tennessee Valley Authority 5.328%(y), 01/15/38 & 6.790%, 05/23/12, valued at $36,830,710) to be repurchased at $35,401,091	35,396	35,395,870
TOTAL SECURITIES LENDING COLLATERAL		480,086,552

TOTAL INVESTMENTS — (100.0%) (Cost $2,464,085,960)		$3,518,270,833

See accompanying Notes to Financial Statements.

LARGE CAP INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

		Shares	Value††

AUSTRALIA — (4.2%)
COMMON STOCKS — (4.2%)
#	ABC Learning Centres, Ltd.	47,064	$281,195
	AGL Energy, Ltd.	45,094	574,495
	Alinta, Ltd.	51,178	648,011
#	Alumina, Ltd.	139,764	897,896
	Amcor, Ltd.	89,030	548,463
	Amcor, Ltd. Sponsored ADR	1,068	26,198
	AMP, Ltd.	205,915	1,725,540
	Ansell, Ltd.	12,403	126,150
	APN News & Media, Ltd.	49,644	254,354
#	Aristocrat Leisure, Ltd.	50,249	640,844
	ASX, Ltd.	16,683	671,218
*	Austar United Communications, Ltd.	284,547	393,905
	Australand Property Group	79,544	156,446
	Australia & New Zealand Banking Group, Ltd.	200,479	4,785,692
	Australia & New Zealand Banking Group, Ltd. Sponsored ADR	4,200	503,496
	AWB, Ltd.	33,896	106,037
	AXA Asia Pacific Holdings, Ltd.	244,297	1,557,685
#	Babcock & Brown Infrastructure Group	138,206	207,744
#	Babcock & Brown, Ltd.	23,906	635,734
#	Bank of Queensland, Ltd.	9,823	153,813
#	Bendigo Bank, Ltd.	10,781	149,098
	BHP Billiton, Ltd.	360,962	9,498,785
	BHP Billiton, Ltd. Sponsored ADR	28,400	1,494,976
	Billabong International, Ltd.	17,806	272,948
	BlueScope Steel, Ltd.	83,778	768,121
#	Boral, Ltd.	60,071	437,574
*	Brambles, Ltd.	177,043	1,876,232
	Caltex Australia, Ltd.	29,754	631,505
	Challenger Financial Services Group, Ltd.	39,625	193,943
	Coates Hire, Ltd.	53,951	277,832
	Coca-Cola Amatil, Ltd.	50,128	392,280
	Cochlear, Ltd.	5,059	260,629
	Coles Group, Ltd.	135,872	1,861,951
	Commonwealth Bank of Australia	146,644	6,726,469
	Computershare, Ltd.	51,406	478,145
#	ConnectEast Group	119,785	160,626
	CSL, Ltd.	20,231	1,492,422
#	CSR, Ltd.	91,001	271,851
	Downer EDI, Ltd.	25,609	158,651
	Dyno Nobel, Ltd.	79,300	167,744
	Fairfax Media, Ltd.	119,022	480,127
*	Fortescue Metals Group, Ltd.	50,976	1,598,364
	Foster’s Group, Ltd.	230,983	1,216,622
	Goodman Fielder, Ltd.	110,302	232,772
#	Harvey Norman Holdings, Ltd.	128,448	546,525
#	Iluka Resources, Ltd.	21,428	106,321
	Incitec Pivot, Ltd.	4,320	237,260

	Insurance Australia Group, Ltd.	192,891	952,055
	James Hardie Industries NL	43,241	332,441
#	Jones (David), Ltd.	36,821	158,387
#	Jubilee Mines NL	9,271	133,901
#	Leighton Holdings, Ltd.	30,749	1,136,395
	Lend Lease Corp., Ltd.	707	11,678
*	Lihir Gold, Ltd.	149,200	394,509
	Lion Nathan, Ltd.	63,050	477,179
	Macquarie Airports	71,615	246,765
#	Macquarie Bank, Ltd.	28,473	2,063,906
#	Macquarie Communications Infrastructure Group	32,715	184,814
	Macquarie Infrastructure Group	94,865	291,076
	Metcash Limited	117,002	500,642
#	Minara Resources, Ltd.	28,511	194,746
	Mirvac, Ltd.	112,005	533,212
	Multiplex Group	59,010	240,620
	National Australia Bank, Ltd.	178,139	6,274,437
	National Australia Bank, Ltd. Sponsored ADR	2,900	509,153
	Newcrest Mining, Ltd.	35,457	649,359
#	Nufarm, Ltd.	14,411	168,249
	Oil Search, Ltd.	77,653	253,949
#	Onesteel, Ltd.	55,721	304,459
	Orica, Ltd.	31,005	800,814
	Origin Energy, Ltd.	100,174	729,788
#	Oxiana, Ltd.	126,263	343,529
# *	Paladin Resources, Ltd.	101,022	731,309
	Paperlinx, Ltd.	43,090	147,262
	Perpetual Trustees Australia, Ltd.	3,869	261,451
#	Publishing and Broadcasting, Ltd.	75,939	1,361,456
	Qantas Airways, Ltd.	109,273	516,237
	QBE Insurance Group, Ltd.	91,351	2,359,504
#	Ramsay Health Care, Ltd.	14,888	139,612
	Reece Australia, Ltd.	93	2,174
	Rinker Group, Ltd.	104,478	1,659,296
#	Rio Tinto, Ltd.	50,271	3,974,439
	Santos, Ltd.	61,847	685,411
#	Seven Network, Ltd.	3,746	35,673
#	Sigma Pharmaceuticals, Ltd.	124,241	233,254
#	Sims Group, Ltd.	8,021	180,819
	Sonic Healthcare, Ltd.	25,691	309,910
#	St. George Bank, Ltd.	60,821	1,881,151
	Suncorp-Metway, Ltd.	106,235	1,860,477
	Symbion Health, Ltd.	60,921	220,589
#	TABCORP Holdings, Ltd.	64,720	951,483
	Tattersall’s, Ltd.	97,726	385,414
	Telstra Corp., Ltd.	876,734	3,522,932
	Telstra Corp., Ltd.	438,367	1,229,398
	Toll Holdings, Ltd.	65,734	1,258,454
*	Tower Australia Group, Ltd.	40,218	76,751
	Transfield Services, Ltd.	16,966	171,229
#	Transurban Group	90,157	626,184
#	United Group, Ltd.	31,665	440,255
#	Virgin Blue Holdings, Ltd.	90,396	196,457
	Washington H. Soul Pattinson & Co., Ltd.	18,899	148,690
	Wesfarmers, Ltd.	45,192	1,421,141
#	West Australian Newspapers Holdings, Ltd.	26,425	315,610
	Westfield Group Stapled	1,247	22,133
	Westpac Banking Corp.	202,872	4,375,643

	Westpac Banking Corp. Sponsored ADR	2,500	271,275
	Woodside Petroleum, Ltd.	71,862	2,557,495
	Woolworths, Ltd.	133,224	3,037,641
	WorleyParsons, Ltd.	16,683	415,761
	Zinifex, Ltd.	53,600	785,123
TOTAL — AUSTRALIA			103,539,845

AUSTRIA — (0.3%)
COMMON STOCKS — (0.3%)
#	Boehler-Uddeholm AG	6,158	598,042
# *	BWIN Interactive Entertainment AG	2,186	86,774
# *	Erste Bank der Oesterreichischen Sparkassen AG	27,631	2,167,226
#	EVN AG	1,049	131,066
*	Immofinanz Immobilien Anlagen AG	8,273	133,403
	Oesterreichische Elektrizitaetswirtschafts AG	8,100	435,711
#	OMV AG	17,280	1,144,577
# *	Raiffeisen International Bank-Holding AG	4,336	676,273
# *	Telekom Austria AG	35,563	972,063
	Telekom Austria AG ADR	2,400	129,360
# *	Uniqa Versicherungen AG	7,460	263,494
	Voestalpine AG	9,359	678,962
# *	Wiener Staedtische Versicherung AG	3,561	267,065
	Wienerberger AG	8,679	654,122
TOTAL — AUSTRIA			8,338,138

BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
	Ackermans & Van Haaren SA	5,007	494,505
	Agfa Gevaert NV	10,485	273,514
	Bekaert SA	1,924	274,875
	Colruyt SA	1,700	396,580
*	Cumerio NV SA- Strip	55	3
#	Delhaize Group	4,997	477,115
	Delhaize Group Sponsored ADR	3,100	295,399
#	Dexia SA	70,248	2,254,586
	Distrigaz	29	172,107
#	Fortis	144,202	5,986,086
	InBev NV	29,842	2,512,395
	KBC Groep NV	22,538	3,109,336
	Mobistar SA	3,728	324,570
	Solvay SA	6,809	1,086,541
*	Suez SA Strip VVPR	11,992	161
	UCB SA (5596991)	9,280	542,234
	UCB SA (5675588)	2,437	141,734
	Umicore	2,419	515,929
*	Umicore Strip VVPR	55	4
TOTAL — BELGIUM			18,857,674

CANADA — (6.1%)
COMMON STOCKS — (6.1%)
	Aber Diamond Corp.	6,200	263,164
	Addax Petroleum Corp.	8,200	314,323
	AGF Management, Ltd. Class B Non-Voting	9,052	311,861
	Agnico Eagle Mines, Ltd.	14,600	531,120
	Agrium, Inc.	21,900	844,796

	Alcan, Inc.	49,332	4,280,575
	Alimentation Couche-Taro, Inc. Subordinated Voting Class B	14,900	320,122
*	Alliance Atlantis Communications, Inc. Series B Non-Voting	6,500	315,398
	Astral Media, Inc. Class A	6,100	248,426
#	Atco, Ltd. Class 1 Non-Voting	4,700	242,734
	AUR Resources, Inc.	12,600	351,754
#	Bank of Montreal	96,175	6,407,471
#	Bank of Nova Scotia	123,227	6,203,977
	Barrick Gold Corp.	110,300	3,207,115
#	BCE, Inc.	35,250	1,301,772
	Biovail Corp.	15,600	377,895
*	Bombardier, Inc. Class B	180,500	897,775
#	Brookfield Asset Management, Inc. Series A Limited Voting	59,775	2,520,431
	Brookfield Properties Corp.	20,137	529,782
	CAE, Inc.	40,033	520,624
	Cameco Corp.	40,200	2,085,168
	Canada Bread Co., Ltd.	200	10,527
#	Canadian Imperial Bank of Commerce	41,900	4,023,121
#	Canadian National Railway Co.	67,200	3,662,827
	Canadian National Resources, Ltd.	67,000	4,458,106
	Canadian Pacific Railway, Ltd.	17,400	1,241,230
#	Canadian Tire Corp. Class A Non-Voting	12,200	901,997
#	Canadian Utilities, Ltd. Class A Non-Voting	11,200	523,246
*	Canfor Corp.	8,800	107,532
*	CanWest Global Communications Corp.	11,700	113,325
*	Celestica, Inc. Subordinate Voting	28,200	185,082
*	CGI Group, Inc.	45,000	485,509
*	Cognos, Inc.	10,300	411,480
# *	Compton Petroleum Corp.	10,000	116,399
	Corus Entertainment, Inc. Class B Non-Voting	4,300	199,000
*	Denison Mines Corp.	16,300	211,522
*	Domtar Corp.	25,700	277,520
*	Duvernay Oil Corp.	5,400	206,236
*	Eldorado Gold Corp.	37,800	217,343
#	Emera, Inc.	4,200	84,817
	Empire Co., Ltd. Class A Non-Voting	2,600	102,969
#	Enbridge, Inc.	39,296	1,394,979
	EnCana Corp.	105,300	6,468,035
	Ensign Energy Services, Inc.	13,500	280,703
	Fairfax Financial Holdings, Inc. Subordinate Voting	2,100	424,162
	Finning International, Inc.	18,600	527,429
*	First Calgary Petroleums, Ltd. Class A	25,700	121,340
	First Quantum Minerals, Ltd.	8,400	671,466
#	Fortis, Inc.	12,200	321,995
	George Weston, Ltd.	6,700	469,175
	Gerdau Ameristeel Corp.	14,100	220,411
*	Gildan Activewear, Inc.	12,600	440,223
#	Goldcorp, Inc.	87,620	2,107,762
#	Great West Lifeco, Inc.	33,700	1,109,365
*	HudBay Minerals, Inc.	6,300	144,954
#	Husky Energy, Inc.	15,900	1,327,180
	IAMGOLD Corp.	36,600	266,904
#	IGM Financial, Inc.	12,900	649,221
#	Imperial Oil, Ltd.	41,727	1,936,935
	Industrial Alliance Insurance & Financial Services, Inc.	5,900	212,424
	ING Canada, Inc.	13,600	593,283
	Inmet Mining Corp.	5,400	386,017
	Ipsco, Inc.	5,335	837,659

*	Ivanhoe Mines, Ltd.	12,400	175,172
	Jean Coutu Group PJC, Inc. Class A Subordinate Voting	16,500	226,150
*	Kinross Gold Corp.	65,112	868,079
*	Lionore Mining International, Ltd.	47,600	1,269,215
	Loblaw Companies, Ltd.	13,600	635,752
# *	Lundin Mining Corp.	22,400	272,670
*	MacDonald Dettweiler & Associates, Ltd.	4,600	189,875
#	Magna International, Inc. Class A	13,080	1,166,267
#	Manitoba Telecom Services, Inc.	2,400	110,733
#	Manulife Financial Corp.	196,798	7,341,287
	MDS, Inc.	15,179	308,093
*	Meridian Gold, Inc.	10,400	265,834
	Methanex Corp.	11,600	301,387
#	Metro, Inc. Class A Subordinate Voting	12,400	436,133
*	MGM Energy Corp.	316	913
#	Mi Developments, Inc.	5,100	197,401
#	National Bank of Canada	19,300	1,173,590
	New Maple Leaf Foods, Inc.	6,700	101,540
	Nexen, Inc.	60,150	1,813,610
	Niko Resources, Ltd.	4,200	380,851
	Norbord, Inc.	2,400	20,329
*	Nortel Networks Corp.	65,860	1,714,232
#	Northbridge Financial Corp.	2,700	86,230
#	Nova Chemicals Corp.	6,300	224,411
	Onex Corp.	11,800	420,436
*	OPTI Canada, Inc.	18,400	416,993
*	Pan Amer Silver Corp.	6,300	176,525
*	Paramount Resources, Ltd. Class A	7,900	196,835
	Petro-Canada	61,000	3,084,218
	Potash Corp. of Saskatchewan, Inc.	39,000	2,761,285
#	Power Corp. of Canada, Ltd.	37,800	1,412,199
#	Power Financial Corp.	28,400	1,092,614
	Quebecor World, Inc.	8,800	108,025
	Quebecor, Inc. Class B Subordinate Voting	4,500	162,481
	Reitmans Canada, Ltd.	4,500	104,969
*	Research In Motion, Ltd.	19,600	3,252,068
	Ritchie Brothers Auctioneers, Inc.	3,000	177,824
	Rogers Communications, Inc. Class B Non-Voting	59,800	2,475,080
*	RONA, Inc.	12,100	261,435
	Rothmans, Inc.	1,200	25,400
#	Royal Bank of Canada	221,353	12,071,354
	Russel Metals, Inc.	6,600	189,188
	Saputo, Inc.	5,100	200,882
	Shaw Communictions, Inc. Class B Non-Voting	21,600	900,673
	Shawcor, Ltd.	6,000	164,641
	Sherritt International Corp.	14,600	210,892
	Shoppers Drug Mart Corp.	23,400	1,103,055
# *	Silver Wheaton Corp.	19,000	217,249
	SNC-Lavalin Group, Inc.	19,100	708,571
	Sobeys, Inc.	2,400	129,132
#	Sun Life Financial, Inc.	73,300	3,460,780
	Suncor Energy, Inc.	59,199	5,155,560
*	SXR Uranium One, Inc.	24,000	371,578
#	Talisman Energy, Inc.	136,000	2,751,533
#	Teck Cominco Class B	54,660	2,303,733
	Telus Corp.	5,617	341,400
#	The Thomson Corp.	31,000	1,312,341
	Tim Hortons, Inc.	10,500	326,407

	Toromont Industries, Ltd.	4,900	129,188
#	Toronto Dominion Bank	93,315	6,439,398
	Torstar Corp. Class B Non-Voting	5,800	122,659
#	Transalta Corp.	23,300	616,918
#	TransCanada Corp.	65,227	2,392,958
	Transcontinental, Inc. Class A	6,600	130,815
	Trican Well Service, Ltd.	12,100	289,377
#	TSX Group, Inc.	8,000	317,951
*	UTS Energy Corp.	41,100	205,577
	West Fraser Timber Co., Ltd.	3,000	116,399
*	Western Oil Sands, Inc. Series A	17,200	605,763
	Yamana Gold, Inc.	26,000	349,308
TOTAL — CANADA			149,571,114

DENMARK — (0.7%)
COMMON STOCKS — (0.7%)
	A P Moller - Maersk A.S.	325	3,962,308
*	Alm. Brand A.S.	2,100	143,488
#	Bang & Olufsen Holding A.S. Series B	1,150	144,852
	Carlsberg A.S. Series B	3,475	421,425
	Codan A.S.	1,450	158,266
#	Coloplast A.S.	3,540	306,489
	Dampskibs Norden	3,600	216,916
#	Dampskibsselsk Torm A.S.	3,400	134,470
#	Danisco A.S.	6,350	537,571
	Danske Bank A.S.	53,356	2,319,993
	De Sammenslut Vogmaend	27,800	566,663
	East Asiatic Co., Ltd.	2,525	141,432
	FLSmidth & Co. A.S.	4,500	364,936
*	Genmab A.S.	2,400	172,322
*	GN Great Nordic A.S.	21,220	247,125
	Group 4 Securicor PLC	28,536	123,492
	H. Lundbeck A.S.	17,802	443,745
*	Jyske Bank A.S.	7,260	555,094
	NKT Holding A.S.	2,000	201,605
	Novo-Nordisk A.S. Series B	24,250	2,548,974
	Novo-Nordisk A.S. Sponsored ADR	4,400	463,012
	Novozymes A.S. Series B	4,880	522,407
	Rockwool International A.S.	400	117,244
	Sydbank A.S.	5,940	321,900
*	Topdanmark A.S.	2,400	442,654
*	Vestas Wind Systems A.S.	21,466	1,504,291
*	William Demant Holding A.S.	3,260	332,251
TOTAL — DENMARK			17,414,925

FINLAND — (1.2%)
COMMON STOCKS — (1.2%)
	Cargotec Oyj Series B	3,100	195,507
#	Elisa Oyj	17,663	510,326
	Fortum Oyj	113,088	3,718,607
	Kesko Oyj	9,200	635,919
	Kone Oyj Series B	10,280	615,919
	Metso Corp. Sponsored ADR	2,600	144,560
	Metso Oyj	10,444	581,510
#	Neste Oil Oyj	28,272	1,067,226
	Nokia Oyj	422,721	11,571,807

	Nokia Oyj Sponsored ADR	63,200	1,730,416
	Nokian Renkaat Oyj	8,700	303,335
#	OKO Bank P.L.C. Class A	8,700	175,582
	Oriola-KD Oyj Class A	4,200	18,352
	Oriola-KD Oyj Class B	6,900	30,505
	Orion Oyj Series A	4,200	104,157
	Orion Oyj Series B	13,500	333,971
	Outokumpu Oyj Series A	19,700	706,708
#	Rautaruukki Oyj Series K	8,700	539,492
	Sampo Oyj	61,500	1,946,665
#	SanomaWSOY Oyj	15,794	496,139
	Stockmann Oyj Abp Series A	1,020	49,343
	Stockmann Oyj Abp Series B	1,950	93,545
	Stora Enso Oyj Series R	67,900	1,296,657
#	TietoEnator Oyj	7,060	225,210
	UPM-Kymmene Oyj	45,800	1,187,136
	UPM-Kymmene Oyj Sponsored ADR	9,900	256,410
	Wartsila Corp. Oyj Series B	6,750	447,768
#	YIT Oyj	11,100	386,566
TOTAL — FINLAND			29,369,338

FRANCE — (7.3%)
COMMON STOCKS — (7.3%)
#	Accor SA	22,752	2,113,988
	Air France-KLM	24,260	1,239,011
#	Air Liquide SA	12,743	3,024,831
	Air Liquide SA Primes De Fid 02	12,644	3,001,970
#	Alcatel-Lucent SA	135,772	1,890,822
	Alcatel-Lucent SA Sponsored ADR	28,100	385,532
*	Alstom SA	12,038	1,905,095
*	Atos Origin SA	7,666	471,446
#	AXA SA	169,056	7,386,152
	AXA SA Sponsored ADR	33,000	1,441,770
# *	bioMerieux designs	1,600	137,053
#	BNP Paribas SA	100,729	12,213,148
# *	Bourbon SA	5,080	372,127
#	Bouygues SA	25,936	2,288,686
*	Business Objects SA	6,803	280,853
*	Business Objects SA Sponsored ADR	7,000	287,770
	Capgemini SA	16,015	1,221,237
#	Carrefour SA	71,011	5,172,171
#	Casino Guichard Perrachon SA	10,202	1,079,020
	Cie Generale D’Optique Essilor Intenational SA	10,525	1,263,826
#	Ciments Francais SA	1,006	238,561
#	Clarins SA	1,524	129,742
#	CNP Assurances	5,040	674,563
	Compagnie de Saint-Gobain	37,050	4,059,746
*	Compagnie Generale de Geophysique-Veritas SA	4,305	959,178
#	Compagnie Generale des Establissements Michelin Series B	15,210	1,992,031
#	Credit Agricole SA	75,577	3,117,074
	Dassault Systemes SA	9,666	586,838
#	Dior (Christian) SA	17,202	2,250,059
#	Eiffage SA	6,330	888,718
	Esso SA	286	82,695
*	Establissements Maurel et Prom	3,414	76,135
	Euler Hermes SA	3,120	451,550
#	European Aeronautic Defence & Space Co.	25,278	793,436

	Fimalac SA	3,197	346,800
# *	France Telecom SA	231,887	7,118,904
#	Groupe Danone	26,403	4,134,041
	Groupe Danone Sponsored ADR	6,900	215,556
#	Havas SA	27,830	167,297
#	Hermes International SA	12,027	1,674,388
#	Iliad SA	4,500	453,116
	Imerys SA	5,342	532,481
#	JC Decaux SA	18,441	612,422
#	Klepierre SA	1,862	360,266
#	LaFarge SA	17,353	3,003,193
	Lafarge SA Prime Fidelity	8,912	1,542,353
#	Lagardere S.C.A.	10,889	908,607
#	L’Oreal SA	64,016	7,601,002
#	LVMH (Louis Vuitton Moet Hennessy)	43,990	5,192,635
#	M6 Metropole Television	10,023	348,598
#	Natixis	34,900	913,953
	Neopost SA	3,543	525,324
	Nexans SA	2,498	402,345
	Pernod-Ricard SA	9,498	2,085,430
#	Peugeot SA	16,477	1,304,936
#	PPR SA	9,979	1,820,765
	Publicis Groupe	14,334	649,766
	Remy Cointreau SA	2,257	163,379
#	Renault SA	21,309	3,044,760
*	Rhodia SA	124,925	522,029
#	Safran SA	16,219	417,094
#	Sanofi - Aventis	111,839	10,773,482
	Sanofi - Aventis ADR	8,000	384,800
	Schneider Electric SA	25,220	3,636,706
	SCOR SE (B1LB9P6)	7,570	206,772
*	SCOR SE (4797364)	8	22
	SEB SA Prime Fidelity	990	185,827
#	Societe BIC SA	3,600	266,881
#	Societe Generale Paris	44,297	8,628,216
#	Societe Television Francaise 1	17,323	616,261
	Sodexho Alliance SA	11,496	868,201
	STMicroelectronics NV	24,397	470,914
#	Suez SA	98,301	5,649,932
#	Technip SA	8,071	625,087
	Technip SA ADR	3,600	278,424
#	Thales SA	16,134	987,305
	Thomson	20,078	385,986
*	Thomson Sponsored ADR	9,100	174,993
#	Total SA	235,328	17,737,143
	Total SA Sponsored ADR	23,000	1,735,350
	Unibail SA	4,413	1,265,036
#	Valeo SA	6,734	383,516
	Vallourec (Usines A Tubes de Lorraine Escaut et Vallourec Reunies)	4,085	1,305,192
#	Veolia Environnement SA	34,982	2,932,192
#	Vinci SA	51,162	4,045,351
	Vivendi SA	139,502	6,076,046
#	Wendel Investissement	4,149	750,517
	Zodiac SA	4,549	353,986

TOTAL — FRANCE			180,262,412

GERMANY — (5.9%)
COMMON STOCKS — (5.9%)
#	Adidas-Salomon AG	25,189	1,603,366
	Allianz SE	40,153	8,892,108
	Allianz SE ADR	130,986	2,903,960
	Altana AG	14,018	342,026
	AMB Generali Holding AG	5,721	889,398
#	BASF AG	54,907	6,792,562
	BASF AG Sponsored ADR	3,200	395,840
	Bayer AG	67,562	4,863,987
	Bayer AG Sponsored ADR	22,500	1,617,300
#	Bayerische Motoren Werke (BMW) AG	59,234	3,955,253
#	Beiersdorf AG	34,704	2,488,644
	Bilfinger Berger AG	2,814	275,886
	Celesio AG	19,324	1,300,417
	Commerzbank AG	72,292	3,546,657
#	Continental AG	15,492	2,183,638
	DaimlerChrysler AG	90,972	8,314,093
#	Deutsche Bank AG	50,797	7,725,868
	Deutsche Bank AG ADR	24,902	3,787,594
#	Deutsche Boerse AG	11,322	2,677,134
	Deutsche Lufthansa AG	43,579	1,254,745
#	Deutsche Post AG	142,508	4,536,680
#	Deutsche Postbank AG	9,300	831,130
#	Deutsche Telekom AG	354,516	6,583,764
	E.ON AG	65,458	10,772,627
	E.ON AG Sponsored ADR	33,650	1,845,366
#	Fraport AG	9,524	691,900
*	Freenet AG	2,946	98,357
#	Fresenius Medical Care AG & Co.	6,632	975,566
*	GEA Group AG	14,061	450,205
#	Hannover Rueckversicherung AG	12,626	605,551
	Heidelberger Druckmaschinen AG	6,690	329,424
	Henkel KGAA	4,250	600,248
	Hochtief AG	7,146	824,421
	Hugo Boss AG	808	54,419
	Hypo Real Estate Holding AG	14,782	1,019,938
# *	IKB Deutsche Industriebank AG	7,069	261,508
*	Infineon Technologies AG	62,295	968,231
*	Infineon Technologies AG ADR	21,400	333,198
#	IVG Immobilien AG	9,036	391,449
	K&S AG	4,983	715,371
# *	KarstadtQuelle AG	10,229	365,520
*	Lanxess AG	8,679	490,439
# *	Linde AG	12,683	1,403,462
#	MAN AG	17,073	2,474,069
	Merck KGAA	4,005	527,445
#	Metro AG	36,404	2,944,204
#	Munchener Rueckversicherungs-Gesellschaft AG	25,460	4,775,788
	Puma AG Rudolf Dassler Sport	1,390	620,489
	Rheinmetall AG	3,270	309,277
#	Rhoen-Klinikum AG	5,477	339,706
	RWE AG	800	85,064
	RWE AG (Neu) Series A	52,926	5,972,329
#	Salzgitter AG	4,300	819,984
#	SAP AG	103,984	4,968,090
	SAP AG Sponsored ADR	2,600	124,124
	Siemens AG	83,409	10,983,715

	Siemens AG Sponsored ADR	19,600	2,587,200
#	Stada Arzneimittel AG	5,639	364,297
#	Suedzucker AG	20,328	440,529
	ThyssenKrupp AG	44,279	2,573,471
# *	TUI AG	28,417	774,145
#	United Internet AG	14,268	278,526
#	Volkswagen AG	24,379	3,688,541
TOTAL — GERMANY			146,610,243

GREECE — (0.4%)
COMMON STOCKS — (0.4%)
	Agricultural Bank of Greece S.A.	38,356	206,080
	Alpha Bank A.E.	42,816	1,352,737
	Coca-Cola Hellenic Bottling Co. S.A.	16,870	780,921
	Cosmote Mobile Telecommunications S.A.	21,450	687,973
	EFG Eurobank Ergasias S.A.	30,052	1,066,005
*	Emporiki Bank of Greece S.A.	7,020	197,995
	Hellenic Petroleum S.A.	15,660	237,963
*	Hellenic Telecommunication Organization Co. S.A.	33,920	1,078,343
*	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	8,300	134,045
	Motor Oil (Hellas) Corinth Refineries S.A.	9,785	290,443
*	National Bank of Greece S.A.	35,025	2,087,721
	National Bank of Greece S.A. ADR	54,000	650,160
	Piraeus Bank S.A.	23,143	882,364
	Public Power Corp.	15,920	431,352
	Titan Cement Co. S.A.	9,080	535,726
TOTAL — GREECE			10,619,828

HONG KONG — (1.4%)
COMMON STOCKS — (1.4%)
	ASM Pacific Technology, Ltd.	17,000	115,582
	Bank of East Asia, Ltd.	161,747	943,208
#	Cathay Pacific Airways, Ltd.	221,000	587,016
	Chaoda Modern Agriculture (Holdings), Ltd.	216,000	187,405
	Cheung Kong Holdings, Ltd.	167,600	2,166,606
#	Cheung Kong Infrastructure Holdings, Ltd.	129,000	457,940
#	China Foods, Ltd.	118,000	76,116
	China Mengniu Dairy Co., Ltd.	134,000	436,522
	China Merchants Holdings (International) Co., Ltd.	109,493	488,295
	China Netcom Group Corp. (Hong Kong), Ltd.	389,000	992,650
	China Overseas Land & Investment, Ltd.	344,000	471,654
#	China Resources Land, Ltd.	200,000	261,549
	China Resources Power Holdings Co., Ltd.	176,000	344,868
	China State Construction International Holdings, Ltd.	1,111	1,324
	China Travel International Investment Hong Kong, Ltd.	218,000	105,145
	China Unicom, Ltd.	642,000	946,698
	CITIC International Financial Holdings, Ltd.	84,000	67,135
	Citic Pacific, Ltd.	143,000	594,578
	CLP Holdings, Ltd.	199,900	1,405,190
	CNOOC, Ltd.	2,166,500	2,039,202
*	CNPC (Hong Kong), Ltd.	190,000	100,443
	Dah Sing Banking Group, Ltd.	70,720	147,340
	Dah Sing Financial Holdings, Ltd.	12,059	100,888
	Esprit Holdings, Ltd.	107,041	1,315,872
	First Pacific Co., Ltd.	202,000	144,542

*	Foxconn International Holdings, Ltd.	452,000	1,405,541
*	Galaxy Entertainment Group, Ltd.	144,000	135,996
	Giordano International, Ltd.	98,000	45,095
	Global Bio-Chem Technology Group Co., Ltd.	108,000	42,159
	GOME Electrical Appliances Holdings, Ltd.	82,000	124,595
	Great Eagle Holdings, Ltd.	26,000	99,946
	Guangzhou Investment Co., Ltd.	624,000	165,856
	Hang Lung Group, Ltd.	84,000	337,528
	Hang Lung Properties, Ltd.	228,000	721,612
	Hang Seng Bank, Ltd.	131,100	1,824,272
	Henderson Investment, Ltd.	137,000	295,970
	Henderson Land Development Co., Ltd.	117,000	808,182
#	Hengan International Group Co., Ltd.	48,000	163,537
#	Hong Kong and China Gas Co., Ltd.	436,700	913,438
	Hong Kong and Shanghai Hotels, Ltd.	67,834	110,678
	Hong Kong Electric Holdings, Ltd.	155,207	801,254
	Hopewell Highway Infrastructure, Ltd.	236,000	236,996
	Hopewell Holdings, Ltd.	59,000	258,005
	Hopson Development Holdings, Ltd.	50,000	132,192
*	Hutchison Telecommunications International, Ltd.	184,000	406,708
	Hutchison Whampoa, Ltd.	256,500	2,474,982
	Hysan Development Co., Ltd.	55,008	153,450
	Industrial & Commercial Bank of China (Asia), Ltd.	24,000	52,324
#	Johnson Electric Holdings, Ltd.	168,000	97,065
#	Kerry Properties, Ltd.	42,263	259,278
	Kingboard Chemical Holdings, Ltd.	80,000	359,435
	Kowloon Development Co., Ltd.	85,500	178,053
#	Lee & Man Paper Manufacturing, Ltd.	78,000	230,025
#	Lenova Group, Ltd.	302,000	151,008
	Li & Fung, Ltd.	216,000	723,200
	Li Ning Co., Ltd.	62,000	137,340
	Lifestyle International Holdings, Ltd.	66,000	248,745
	Melco International Development, Ltd.	56,000	87,826
	MTR Corp., Ltd.	232,795	567,757
#	New World China Land, Ltd.	165,200	133,100
	New World Development Co., Ltd.	198,858	485,813
	NWS Holdings Ltd.	94,797	262,312
	Pacific Basin Shipping, Ltd.	124,000	131,999
	PCCW, Ltd.	371,265	233,975
#	Prime Success International Group, Ltd.	130,000	88,209
	Shanghai Industrial Holdings, Ltd.	39,000	115,284
	Shangri-La Asia, Ltd.	148,913	387,066
	Shun Tak Holdings, Ltd.	80,000	108,177
	Sino Land Co., Ltd.	188,317	412,067
#	Sinofert Holdings, Ltd.	264,000	169,970
	Sun Hung Kai & Co., Ltd.	112,000	105,007
	Sun Hung Kai Properties, Ltd.	150,706	1,749,698
	Techtronic Industries Co., Ltd.	86,500	122,052
	Television Broadcasts, Ltd.	25,000	176,071
	Texwinca Holdings, Ltd.	34,000	24,377
	Tingyi (Cayman Islands) Holding Corp.	118,000	137,204
	Transport International Holdings, Ltd.	17,600	90,228
	Vtech Holdings, Ltd.	15,000	109,466
	Wharf Holdings, Ltd.	136,542	552,966
	Wheelock and Co., Ltd.	70,000	172,134
	Wheelock Properties, Ltd.	110,000	129,839
	Wing Hang Bank, Ltd.	16,500	176,780
	Wing Lung Bank, Ltd.	8,000	82,918
	Yue Yuen Industrial (Holdings), Ltd.	78,500	259,194
TOTAL — HONG KONG			35,663,722

IRELAND — (0.6%)
COMMON STOCKS — (0.6%)
	Allied Irish Banks P.L.C.	83,158	2,512,095
	Allied Irish Banks P.L.C. Sponsored ADR	10,500	634,620
	Anglo Irish Bank Corp. P.L.C.	81,091	1,903,888
	Bank of Ireland P.L.C.	93,852	2,027,713
	Bank of Ireland P.L.C. Sponsored ADR	4,200	366,114
	C&C Group P.L.C.	39,442	656,215
	CRH P.L.C.	51,531	2,503,295
#	CRH P.L.C. Sponsored ADR	10,350	511,393
*	Elan Corp. P.L.C.	38,336	753,242
*	Elan Corp. P.L.C. Sponsored ADR	5,700	112,404
	Grafton Group P.L.C.	10,579	167,845
	IAWS Group P.L.C.	9,927	242,478
	Independent News & Media P.L.C.	79,351	403,537
	Irish Life & Permanent P.L.C.	30,976	855,252
	Kerry Group P.L.C.	22,953	671,808
	Kingspan Group P.L.C.	17,738	528,751
*	Ryanair Holdings P.L.C.	33,520	240,465
TOTAL — IRELAND			15,091,115

ITALY — (2.8%)
COMMON STOCKS — (2.8%)
	ACEA SpA	7,694	170,872
	AEM SpA	102,681	392,968
#	Alleanza Assicurazioni SpA	52,431	715,655
	ASM SpA	74,248	472,674
	Assicurazioni Generali SpA, Trieste	120,080	5,009,108
#	Atlantia SpA	40,846	1,377,025
	Autogrill SpA, Novara	14,752	297,344
	Banca CR Firenze	70,659	627,117
#	Banca Italease	4,000	196,227
#	Banca Monte Dei Paschi di Siena SpA	176,149	1,197,484
#	Banca Popolare di Milano Scar (BPM)	41,017	615,127
*	Banca Popolare Italiana Scrl	52,818	841,469
	Banco Popolare di Verona e Novara SpA	40,093	1,218,371
	Benetton Group SpA	5,718	96,219
	Bulgari SpA	16,639	262,485
	Buzzi Unicem SpA	11,057	385,108
#	C.I.R. S.p.A. - Compagnie Industriali Riunite	34,312	136,898
	Capitalia SpA	178,013	1,839,090
	Compagnia Assicuratrice Unipol SpA	114,185	432,251
#	Credito Bergamasco SpA	3,418	173,176
	Credito Emiliano SpA	25,277	404,131
	Davide Campari - Milano SpA	26,746	280,197
#	Enel SpA	461,796	5,254,552
	Enel SpA Sponsored ADR	12,700	723,138
#	Eni SpA	285,395	10,088,734
	Eni SpA Sponsored ADR	15,400	1,088,318
	ERG SpA	4,499	119,368
#	Fiat SpA	59,319	1,699,276
	Fiat SpA Sponsored ADR	4,000	114,880
#	Fondiaria - Sai SpA	7,144	367,298

	Geox SpA	11,000	199,180
#	Gruppo Editoriale L’Espresso SpA	21,573	106,671
#	Hera SpA	76,919	347,829
#	Intesa Sanpaolo SpA	874,817	6,681,802
	Intesa Sanpaolo Sponsored ADR	13,601	622,246
#	Italcementi SpA	8,940	290,418
#	Italmobiliare SpA	449	63,392
#	Lottomatica SpA	6,664	290,438
#	Luxottica Group SpA	40,566	1,420,609
#	Mediaset SpA	83,030	890,256
	Mediobanca SpA	52,269	1,200,164
#	Mediolanum SpA	44,701	387,513
#	Milano Assicurazioni SpA	14,260	125,020
#	Mondadori (Arnoldo) Editore SpA	13,860	143,032
	Pirelli & C.Real Estate SpA	1,079	75,435
#	Saipem SpA	30,650	958,547
	Seat Pagine Gialle SpA	429,123	272,802
#	Snam Rete Gas SpA	142,784	877,981
#	Societe Cattolica di Assicurazoni Scarl SpA	4,390	255,465
# *	Telecom Italia Media SpA	107,998	44,382
	Telecom Italia SpA	873,104	2,526,184
#	Telecom Italia SpA Sponsored ADR	36,380	1,055,020
#	Terna SpA	105,000	402,116
#	Tod’s SpA	1,437	130,391
#	UniCredito Italiano SpA	1,207,251	11,339,272
#	Unione di Banche Italiane Scpa	38,818	1,113,652
#	Valentino Fashion Group SpA	6,000	278,062
TOTAL COMMON STOCKS			68,694,439

PREFERRED STOCKS — (0.0%)
	Fiat SpA	3,000	76,051
TOTAL — ITALY			68,770,490

JAPAN — (17.1%)
COMMON STOCKS — (17.1%)
	Adeka Corp.	8,000	86,232
#	Aderans Co., Ltd.	3,200	66,186
	Advantest Corp.	14,740	634,090
	Advantest Corp. ADR	3,700	159,655
	AEON Co., Ltd.	85,800	1,607,487
#	Aeon Mall Co., Ltd.	11,200	406,602
#	Aichi Steel Corp.	10,000	57,781
	Aioi Insurance Co., Ltd.	74,000	504,236
	Air Water, Inc.	9,000	90,902
	Aisin Seiki Co., Ltd.	25,600	866,109
	Ajinomoto Co., Inc.	76,000	877,748
	Alfresa Holdings Corp.	2,400	171,035
	All Nippon Airways Co., Ltd.	190,000	732,399
	Alpine Electronics, Inc.	2,500	37,618
	Alps Electric Co., Ltd.	17,000	166,043
	Amada Co., Ltd.	41,000	517,952
#	Amano Corp.	5,000	66,849
	AOC Holdings, Inc.	3,600	49,223
	Aoyama Trading Co., Ltd.	5,500	166,356
	Asahi Breweries, Ltd.	49,500	790,208
#	Asahi Glass Co., Ltd.	129,000	1,723,135

#	Asahi Kasei Corp.	142,000	913,541
#	Asatsu-Dk, Inc.	4,900	161,301
	Asics Corp.	16,000	206,388
	Astellas Pharma, Inc.	69,755	3,096,534
	Autobacs Seven Co., Ltd.	2,500	80,816
	Bank of Yokohama, Ltd.	155,000	1,159,065
	Benesse Corp.	7,700	225,318
#	Bosch Corp.	30,000	138,277
	Bridgestone Corp.	83,000	1,626,689
	Brother Industries, Ltd.	31,000	414,754
	Calsonic Kansei Corp.	15,000	66,357
	Canon Electronics, Inc.	6,000	184,804
	Canon Marketing Japan, Inc.	7,000	141,404
	Canon, Inc.	127,500	7,500,347
	Canon, Inc. Sponsored ADR	8,050	473,823
#	Casio Computer Co., Ltd.	29,000	486,986
	Central Glass Co., Ltd.	14,000	81,445
	Central Japan Railway Co.	254	2,609,851
	Chiyoda Corp.	17,000	343,105
	Chubu Electric Power Co., Ltd.	85,000	2,415,422
#	Chudenko Corp.	2,700	47,988
#	Chugai Pharmaceutical Co., Ltd.	54,600	1,116,499
#	Circle K Sunkus Co., Ltd.	5,100	88,760
#	Citizen Holdings Co., Ltd.	47,000	419,109
	CMK Corp.	3,000	30,992
	Coca-Cola West Japan Co., Ltd.	4,600	97,098
	Comsys Holdings Corp.	11,000	127,578
#	Cosmo Oil Co., Ltd.	74,000	355,086
	Credit Saison Co., Ltd.	19,400	557,612
	CSK Holdings Corp.	7,900	284,772
#	Culture Convenience Club Co., Ltd.	12,000	57,227
	Dai Nippon Printing Co., Ltd.	84,000	1,232,772
	Dai Nippon Screen Mfg. Co., Ltd.	28,000	210,110
	Dai Nippon Sumitomo Pharma Co., Ltd.	23,000	240,277
#	Daibiru Corp.	9,000	145,365
	Daicel Chemical Industries, Ltd.	28,000	181,346
#	Daido Steel Co., Ltd.	37,000	229,796
	Daifuku Co., Ltd.	6,000	77,960
	Daihatsu Motor Co., Ltd.	36,000	304,655
	Daiichi Sankyo Co, Ltd.	53,546	1,471,043
	Daikin Industries, Ltd.	31,000	1,134,583
	Daikyo, Inc.	13,000	62,322
	Daimaru, Inc.	27,000	301,251
	Dainippon Ink & Chemicals, Inc.	94,000	345,003
	Daio Paper Corp.	8,000	58,377
	Daito Trust Construction Co., Ltd.	9,800	519,953
	Daiwa House Industry Co., Ltd.	65,000	976,246
	Daiwa Securities Co., Ltd.	179,000	2,065,311
	DCM Japan Holdings Co., Ltd.	14,000	113,348
	DENKI KAGAKU KOGYO KABUSHIKI KAISHA	74,000	335,584
	Denso Corp.	78,000	2,744,047
	Dentsu, Inc.	242	667,366
	Diamond City Co., Ltd.	4,600	128,846
	Disco Corp.	1,700	95,780
	Don Quijote Co., Ltd.	4,200	82,666
	Dowa Holdings Co., Ltd.	32,000	308,179
	East Japan Railway Co.	448	3,460,967
#	Ebara Corp.	54,000	246,596

	Edion Corp.	11,800	146,413
	Eisai Co., Ltd.	31,800	1,479,548
	Electric Power Development Co., Ltd.	19,000	860,621
*	Elpida Memory, Inc.	13,000	533,477
	Epson Toyocom Corp.	10,000	66,464
	Exedy Corp.	3,000	77,032
#	Ezaki Glico Co., Ltd.	10,000	110,984
	FamilyMart Co., Ltd.	6,000	153,049
	Fancl Corp.	5,100	75,018
	Fanuc, Ltd.	23,700	2,266,923
	Fast Retailing Co., Ltd.	10,200	790,916
	Fuji Electric Holdings Co., Ltd.	64,000	302,947
#	Fuji Heavy Industries, Ltd.	68,000	327,844
	Fuji Soft, Inc.	2,600	60,740
	FUJIFILM Holdings Corp.	66,000	2,734,433
	Fujikura, Ltd.	39,000	269,689
	Fujitsu, Ltd.	250,440	1,714,562
*	Fukuoka Financial Group, Inc.	83,000	651,315
#	Fukuyama Transporting Co., Ltd.	11,000	45,350
	Funai Electric Co., Ltd.	2,500	160,826
	Furukawa Electric Co., Ltd.	70,000	388,000
	Futaba Corp.	3,600	73,039
#	Futaba Industrial Co., Ltd.	4,400	108,985
	Glory, Ltd.	6,200	126,621
	GMO Internet, Inc.	2,000	13,335
#	Goldcrest Co., Ltd.	1,600	84,565
	Gulliver International Co., Ltd.	340	18,840
	Gunze, Ltd.	19,000	110,404
	Hakuhodo Dy Holdings, Inc.	3,000	202,072
	Hamamatsu Photonics K.K.	9,400	289,811
#	Hankyu Department Stores, Inc.	13,000	128,212
	Hankyu Hanshin Holdings, Inc.	146,000	836,512
*	Haseko Corp.	126,500	393,474
#	Heiwa Corp.	6,700	80,403
	Hikari Tsushin, Inc.	3,800	157,869
	Hino Motors, Ltd.	53,000	299,633
	Hirose Electric Co., Ltd.	3,700	481,459
	Hisamitsu Pharmaceutical Co., Inc.	5,000	140,667
	Hitachi Cable, Ltd.	18,000	106,997
	Hitachi Chemical Co., Ltd.	17,700	363,601
	Hitachi Construction Machinery Co., Ltd.	12,000	402,149
	Hitachi High-Technologies Corp.	12,700	330,332
	Hitachi Koki Co., Ltd.	11,000	175,947
	Hitachi Kokusai Electric, Inc.	12,000	143,612
#	Hitachi Maxell, Ltd.	3,700	43,897
	Hitachi Metals, Ltd.	25,000	302,098
	Hitachi Software Engineering Co., Ltd.	6,300	143,690
	Hitachi Transport System, Ltd.	11,000	125,403
*	Hitachi Zosen Corp.	79,500	137,882
	Hitachi, Ltd.	359,000	2,643,635
	Hitachi, Ltd. Sponsored ADR	8,200	605,078
	Hokkaido Electric Power Co., Inc.	21,100	502,641
	Hokkoku Bank, Ltd.	22,000	101,727
	Hokuetsu Paper Mills, Ltd.	18,000	94,179
	Hokuhoku Financial Group, Inc.	171,000	588,079
#	Hokuriku Electric Power Co., Inc.	20,200	426,534
	Honda Motor Co., Ltd.	167,600	5,911,803
	Honda Motor Co., Ltd. Sponsored ADR	37,700	1,331,941

	Horiba, Ltd.	4,000	161,948
#	House Foods Corp.	14,800	238,840
	Hoya Corp.	55,100	1,786,463
	Ibiden Co., Ltd.	15,400	831,887
	Iino Kaiun Kaisha, Ltd.	7,000	89,749
	INPEX Holdings, Inc.	23	202,463
	Isetan Co., Ltd.	22,900	332,609
	Ishikawajima-Harima Heavy Industries Co., Ltd.	152,000	518,758
	Isuzu Motors, Ltd.	170,000	829,466
	ITO EN, Ltd.	5,600	183,748
	Itochu Corp.	202,000	2,208,742
	Itochu Techno-Solutions Corp.	4,200	177,104
	Izumi Co., Ltd.	5,000	79,294
*	Japan Airlines System Corp.	252,000	501,255
	Japan Airport Terminal Co., Ltd.	7,000	119,169
#	Japan Aviation Electronics Industry, Ltd.	6,000	75,071
#	Japan Petroleum Exploration Co., Ltd.	6,000	428,113
*	Japan Tobacco, Inc.	586	3,055,615
	JFE Holdings, Inc.	76,500	4,649,425
	JFE Shoji Holdings, Inc.	15,000	97,291
	JGC Corp.	23,000	436,065
	Joint Corp.	5,200	189,771
	JS Group Corp.	33,740	709,498
	JSR Corp., Tokyo	22,000	497,529
	JTEKT Corp.	19,560	348,156
	Juroku Bank, Ltd.	40,000	261,427
#	Kagome Co., Ltd.	4,900	75,568
	Kajima Corp.	106,000	432,762
	Kamigumi Co., Ltd.	30,000	254,692
	Kandenko Co., Ltd.	8,000	43,914
	Kaneka Corp.	37,000	319,854
	Kansai Electric Power Co., Inc.	103,500	2,598,285
	Kansai Paint Co., Ltd.	20,000	164,849
	Kao Corp.	62,000	1,717,186
	Katokichi Co., Ltd.	9,300	52,142
	Kawasaki Heavy Industries, Ltd.	158,000	620,070
	Kawasaki Kisen Kaisha, Ltd.	64,000	775,639
#	Kayaba Industry Co., Ltd.	16,000	72,721
	KDDI Corp.	344	2,943,306
	Keihin Corp.	4,100	82,717
#	Keihin Electric Express Railway Co., Ltd.	52,000	348,008
	Keio Corp.	68,000	451,501
	Keisei Electric Railway Co., Ltd.	39,000	239,860
	Keyence Corp.	4,420	945,938
#	Kikkoman Corp.	18,000	269,456
	Kinden Corp.	14,000	120,976
#	Kintetsu Corp.	181,280	536,540
	Kirin Brewery Co., Ltd.	101,000	1,565,228
	Kissei Pharmaceutical Co., Ltd.	4,000	72,600
#	Kobayashi Pharmaceutical Co., Ltd.	2,700	93,117
	Kobe Steel, Ltd.	330,000	1,134,230
#	Koei Co., Ltd.	3,640	60,178
	Koito Manufacturing Co., Ltd.	14,000	155,825
#	Kokuyo Co., Ltd.	8,000	92,542
	Komatsu, Ltd.	115,000	3,058,687
	Komeri Co., Ltd.	4,000	106,835
	Komori Corp.	6,000	142,719
	Konami Co., Ltd.	8,600	200,256

	Konica Minolta Holdings, Inc.	54,500	742,997
#	Kose Corp.	3,690	99,896
	Kubota Corp.	112,000	934,735
	Kubota Corp. Sponsored ADR	6,445	270,110
	Kuraray Co., Ltd.	44,000	479,848
	Kurita Water Industries, Ltd.	13,400	379,147
	K’s Holdings Corp.	5,280	142,648
	Kyocera Corp.	18,300	1,804,796
	Kyocera Corp. Sponsored ADR	3,000	296,850
#	Kyorin Co., Ltd.	6,000	83,480
	Kyowa Exeo Corp.	14,000	157,064
	Kyowa Hakko Kogyo Co., Ltd.	38,000	381,257
	Kyushu Electric Power Co., Inc.	49,500	1,342,065
	Lawson Inc.	8,100	289,077
	Leopalace21 Corp.	15,000	505,614
	Lintec Corp.	4,000	82,003
	Lion Corp.	19,000	102,787
#	Mabuchi Motor Co., Ltd.	3,400	204,384
#	Maeda Corp.	13,000	57,472
#	Makino Milling Machine Co., Ltd.	11,000	145,939
	Makita Corp.	13,000	542,645
	Makita Corp. Sponsored ADR	1,630	68,395
	Marubeni Corp.	192,000	1,342,125
	Marui Co., Ltd.	35,200	425,700
	Maruichi Steel Tube, Ltd.	6,000	187,046
	Matsui Securities Co., Ltd.	9,700	76,312
	Matsumotokiyoshi Co., Ltd.	4,100	95,709
	Matsushita Electric Industrial Co., Ltd.	235,188	4,987,800
	Matsushita Electric Industrial Co., Ltd. Sponsored ADR	22,500	477,450
	Matsushita Electric Works, Ltd.	79,000	990,797
#	Matsuzakaya Holdings Co., Ltd.	14,000	111,294
	Mazda Motor Corp.	111,000	616,107
	Mediceo Paltac Holdings Co., Ltd.	23,600	375,329
	Meiji Dairies Corp.	21,000	139,748
#	Meiji Seika Kaisha, Ltd. Tokyo	28,000	128,947
#	Meitec Corp.	3,400	97,792
	Millea Holdings, Inc.	83,000	3,304,954
	Millea Holdings, Inc. ADR	9,582	382,418
	Minebea Co., Ltd.	31,000	179,134
	Miraca Holdings, Inc.	4,500	84,878
# *	Misawa Homes Holdings, Inc.	3,000	40,036
	MISUMI Group, Inc.	10,000	178,855
	Mitsubishi Chemical Holdings Corp.	156,990	1,375,486
	Mitsubishi Corp.	182,500	4,449,272
	Mitsubishi Electric Corp.	259,000	2,369,951
	Mitsubishi Estate Co., Ltd.	157,000	4,830,319
	Mitsubishi Gas Chemical Co., Inc.	46,000	385,013
	Mitsubishi Heavy Industries, Ltd.	431,000	2,618,911
	Mitsubishi Logistics Corp.	20,000	356,076
	Mitsubishi Materials Corp.	127,000	668,226
# *	Mitsubishi Motors Corp.	422,000	638,564
	Mitsubishi Rayon Co., Ltd.	66,000	422,967
	Mitsubishi UFJ Financial Group, Inc.	923	10,632,201
	Mitsubishi UFJ Financial Group, Inc. ADR	201,800	2,326,754
*	Mitsubishi UFJ Lease & Finance Co., Ltd.	2,000	95,833
#	Mitsubishi UFJ NICOS Co., Ltd.	67,000	216,654
	Mitsubishi UFJ Securities Co., Ltd.	66,120	762,460
	Mitsui & Co., Ltd.	161,000	3,199,185

	Mitsui & Co., Ltd. Sponsored ADR	1,912	774,283
	Mitsui Chemicals, Inc.	76,000	549,585
	Mitsui Engineering and Shipbuilding Co., Ltd.	80,000	418,296
	Mitsui Mining and Smelting Co., Ltd.	60,000	279,974
	Mitsui O.S.K. Lines, Ltd.	143,000	1,962,420
	Mitsui Sumitoma Insurance Co., Ltd.	163,790	2,047,158
	Mitsui Trust Holdings, Inc.	86,000	797,808
#	Mitsukoshi, Ltd.	52,000	260,568
	Mitsumi Electric Co., Ltd.	6,300	199,456
	Mizuho Financial Group, Inc.	1,273	9,017,782
#	Mizuho Investors Securities Co., Ltd.	86,000	188,891
#	Mizuho Trust & Banking Co., Ltd.	667,000	1,373,054
	Mochida Pharmaceutical Co., Ltd.	8,000	80,300
	Modec, Inc.	1,900	67,330
	Mori Seiki Co., Ltd.	9,300	265,956
	Murata Manufacturing Co., Ltd.	27,100	1,905,592
	Musashino Bank, Ltd.	2,400	120,113
#	Nabtesco Corp.	13,000	184,755
	Nachi-Fujikoshi Corp.	29,000	152,094
	Nagase & Co., Ltd.	10,000	129,686
	Nagoya Railroad Co., Ltd.	103,000	305,596
	Namco Bandai Holdings, Inc.	25,900	440,320
	NEC Corp.	216,000	1,103,248
	NEC Corp. Sponsored ADR	26,546	135,915
	NEC Fielding, Ltd.	2,700	32,073
#	Net One Systems Co., Ltd.	46	46,630
	NGK Insulators, Ltd.	33,000	772,591
	NGK Spark Plug Co., Ltd.	20,000	321,423
	NHK Spring Co., Ltd.	23,000	214,889
	Nichicon Corp.	5,600	82,922
	Nichirei Corp.	48,000	255,667
	Nidec Corp.	11,000	670,073
	Nidec Corp. ADR	7,600	115,444
	Nidec Sankyo Corp.	11,000	74,247
	Nifco, Inc.	4,000	93,018
	Nihon Parkerizing Co., Ltd.	5,000	82,549
	Nihon Unisys, Ltd.	4,900	68,063
	Nikon Corp.	42,000	1,065,423
	Nintendo Co., Ltd.	12,800	4,465,475
	Nippon Electric Glass Co., Ltd.	42,500	679,555
	Nippon Express Co., Ltd.	95,000	568,137
#	Nippon Kayaku Co., Ltd.	31,000	238,611
	Nippon Light Metal Co., Ltd.	44,000	116,417
	Nippon Meat Packers, Inc.	17,000	206,122
	Nippon Mining Holdings, Inc.	109,500	963,450
	Nippon Mitsubishi Oil Corp.	168,000	1,427,480
#	Nippon Paint Co., Ltd.	23,000	122,781
	Nippon Paper Group, Inc.	90	312,192
	Nippon Seiki Co., Ltd.	7,000	137,836
	Nippon Sheet Glass Co., Ltd.	62,000	291,620
	Nippon Shokubai Co., Ltd.	12,000	106,997
	Nippon Steel Corp.	806,000	5,627,570
	Nippon Suisan Kaisha, Ltd.	30,000	202,247
	Nippon Telegraph & Telephone Corp.	2,177	10,225,959
	Nippon Yakin Kogyo Co., Ltd.	7,500	89,870
	Nippon Yusen KK	133,000	1,228,082
#	Nipponkoa Insurance Co., Ltd.	88,000	762,956
#	Nipro Corp.	5,000	94,952

#	NIS Group Co., Ltd.	202,500	91,599
#	Nishimatsu Construction Co., Ltd.	23,000	79,656
	Nishimatsuya Chain Co., Ltd.	4,200	71,959
	Nishi-Nippon Bank, Ltd.	80,000	321,797
	Nishi-Nippon Railroad Co., Ltd.	26,000	100,251
	Nissan Chemical Industries, Ltd.	15,000	163,174
	Nissan Motor Co., Ltd.	437,600	4,870,418
	Nissan Shatai Co., Ltd.	7,000	38,205
	Nissay Dowa General Insurance Co., Ltd.	29,000	185,409
	Nissha Printing Co., Ltd.	6,000	146,572
	Nisshin Seifun Group, Inc.	30,500	314,999
	Nisshin Steel Co., Ltd.	93,000	382,209
	Nisshinbo Industries, Inc.	22,000	304,111
	Nissin Food Products Co., Ltd.	12,600	454,912
	Nissin Kogyo Co., Ltd.	4,600	120,864
	Nitto Denko Corp.	19,400	964,946
	NOF Corp.	17,000	80,839
	NOK Corp.	15,000	301,762
	Nomura Holdings, Inc. ADR	32,100	659,655
	Nomura Research Institute, Ltd.	19,500	523,169
	Nomura Securities Co., Ltd.	200,000	4,104,273
	NS Solutions Corp.	3,900	108,465
	NSK, Ltd.	54,000	554,056
	NTN Corp.	54,000	447,047
	NTT Data Corp.	303	1,450,300
	NTT DoCoMo, Inc.	6,017	10,249,655
	Obayashi Corp.	82,000	457,412
	Obic Co., Ltd.	1,000	198,210
#	Odakyu Electric Railway Co., Ltd.	77,000	480,389
	Oji Paper Co., Ltd.	98,000	499,433
	Okamura Corp.	18,000	178,018
#	Okasan Holdings, Inc.	27,000	184,994
# *	Oki Electric Industry Co., Ltd.	78,000	143,837
	OKUMA Corp.	22,000	316,060
#	Okumura Corp.	16,000	79,599
	Olympus Corp.	28,000	1,062,300
	OMC Card, Inc.	8,000	60,048
	Omron Corp.	27,600	711,990
	Ono Pharmaceutical Co., Ltd.	11,800	674,892
	Onward Kashiyama Co., Ltd.	18,000	234,981
#	Oracle Corp. Japan	17,500	780,659
	Oriental Land Co., Ltd.	9,400	492,245
	Osaka Gas Co., Ltd.	255,000	949,855
#	OSG Corp.	12,000	157,103
	Otsuka Corp.	2,800	258,446
	Pacific Metals Co., Ltd.	19,000	356,600
#	PanaHome Corp.	21,000	125,220
#	Paris Miki, Inc.	1,900	27,744
	Park24 Co., Ltd.	12,800	145,199
	Pioneer Electronic Corp.	19,300	275,326
	Promise Co., Ltd.	6,500	226,122
#	Q.P. Corp.	8,900	83,508
	Rengo Co., Ltd.	17,000	85,628
	Resona Holdings, Inc.	1,412	3,520,244
	Resorttrust, Inc.	3,600	82,090
	RICOH COMPANY, Ltd.	90,000	1,959,989
#	Right On Co., Ltd.	1,600	38,878
	Rinnai Corp.	3,000	96,177

	Rohm Co., Ltd.	13,600	1,222,600
	Round One Corp.	32	53,673
	Ryobi, Ltd.	11,000	71,509
	Ryohin Keikaku Co., Ltd.	3,400	194,843
#	Ryoshoku, Ltd.	2,600	54,191
	Sagami Railway Co., Ltd.	27,000	88,496
#	Sanken Electric Co., Ltd.	16,000	154,045
	Sankyo Co., Ltd.	8,700	375,229
	Sankyu, Inc., Tokyo	26,000	125,040
#	Sanrio Co., Ltd.	8,600	103,120
	Santen Pharmaceutical Co., Ltd.	10,100	254,915
	Sanwa Shutter Corp.	28,000	163,949
# *	Sanyo Electric Co., Ltd.	154,000	254,360
	Sanyo Special Steel Co., Ltd.	16,000	99,152
	Sapporo Hokuyo Holdings, Inc.	42	437,984
#	Sapporo Holdings, Ltd.	46,000	324,133
	Secom Co., Ltd.	26,500	1,255,157
	Sega Sammy Holdings, Inc.	24,048	442,036
#	Seiko Epson Corp.	17,700	512,903
	Seino Holdings Co., Ltd.	14,000	137,495
# *	Seiyu, Ltd.	28,000	32,470
	Sekisui Chemical Co., Ltd.	56,000	420,507
	Sekisui House, Ltd.	62,000	912,732
	Seven & I Holdings Co., Ltd.	130,576	3,790,149
	Sharp Corp., Osaka	134,000	2,566,586
	Shiga Bank, Ltd.	19,000	131,931
	Shikoku Bank, Ltd.	14,000	59,192
	Shikoku Electric Power Co., Inc.	23,200	565,063
	Shimachu Co., Ltd.	4,600	116,890
	Shimadzu Corp.	33,000	329,749
	Shimamura Co., Ltd.	2,400	258,216
	Shimano, Inc.	7,700	258,999
	Shimizu Corp.	74,000	429,511
	Shin-Etsu Chemical Co., Ltd.	51,200	3,435,924
	Shinko Electric Industries Co., Ltd.	6,000	115,156
#	Shinko Securities Co., Ltd.	64,000	325,752
	Shinsei Bank, Ltd.	171,000	750,358
	Shionogi & Co., Ltd.	35,000	601,085
	Shiseido Co., Ltd.	47,000	1,010,909
	Shizuoka Bank, Ltd.	70,000	718,799
	Showa Corp.	4,300	54,099
	Showa Denko KK	126,000	453,454
	Showa Shell Sekiyu K.K.	35,100	425,391
	SMC Corp.	6,900	869,012
#	Softbank Corp.	95,300	2,106,806
	Sohgo Security Services Co.,Ltd.	13,600	252,331
	Sojitz Corp.	126,300	549,066
	Sompo Japan Insurance, Inc.	109,000	1,369,970
	Sony Corp.	106,300	6,118,729
	Sony Corp. Sponsored ADR	27,200	1,569,440
#	Square Enix Co., Ltd.	9,500	248,641
	Stanley Electric Co., Ltd.	19,300	421,701
	Star Micronics Co., Ltd.	4,000	92,859
	Sumco Techxiv Corp.	2,100	120,274
	Sumisho Computer Systems Corp.	1,600	31,223
#	Sumitomo Bakelite Co., Ltd.	27,000	190,211
	Sumitomo Chemical Co., Ltd.	182,000	1,205,320
	Sumitomo Corp.	143,000	2,598,160

	Sumitomo Electric Industries, Ltd.	93,000	1,415,294
	Sumitomo Forestry Co., Ltd.	18,000	197,337
	Sumitomo Heavy Industries, Ltd.	73,000	830,736
	Sumitomo Metal Industries, Ltd., Osaka	557,000	3,013,422
	Sumitomo Metal Mining Co., Ltd.	75,000	1,708,626
	Sumitomo Mitsui Financial Group, Inc.	970	9,425,189
	Sumitomo Osaka Cement Co., Ltd.	35,000	103,071
	Sumitomo Real Estate Sales Co., Ltd.	1,800	161,947
	Sumitomo Realty & Development Co., Ltd.	49,000	1,854,069
	Sumitomo Rubber Industries, Ltd.	16,000	169,743
#	Sumitomo Titanium Corp.	3,600	356,458
	Sumitomo Trust & Banking Co., Ltd.	160,000	1,629,164
	Sumitomo Warehouse Co., Ltd.	26,000	189,512
	Sundrug Co., Ltd.	3,000	59,034
	Suruga Bank, Ltd.	27,000	360,007
	Suzuken Co., Ltd.	6,980	220,474
	Suzuki Motor Corp.	46,500	1,301,320
#	Sysmex Corp.	5,200	183,723
	T&D Holdings, Inc.	29,900	2,026,578
	Tadano, Ltd.	11,000	165,654
	Taiheiyo Cement Corp.	108,000	495,509
#	Taisei Corp.	116,000	382,712
#	Taisho Pharmaceutical Co., Ltd.	30,000	579,392
	Taiyo Nippon Sanso Corp.	33,000	269,499
	Taiyo Yuden Co., Ltd.	13,000	270,758
#	Takara Holdings, Inc.	14,000	98,861
	Takashimaya Co., Ltd.	34,000	391,421
	Takeda Pharmaceutical Co., Ltd.	106,400	7,151,127
	Tanabe Seiyaku Co., Ltd.	20,000	257,693
	TDK Corp.	14,200	1,286,239
	TDK Corp. Sponsored ADR	1,700	154,632
	Teijin, Ltd.	105,000	562,160
	Terumo Corp.	21,200	830,250
	The 77 Bank, Ltd.	44,000	300,729
	The Aichi Bank, Ltd.	700	78,770
	The Awa Bank, Ltd.	18,000	95,316
	The Bank of Ikeda, Ltd.	2,600	120,684
	The Bank of Iwate, Ltd.	1,500	89,704
	The Bank of Kyoto, Ltd.	33,000	385,798
	The Bank of Nagoya, Ltd.	15,000	102,865
	The Chiba Bank, Ltd.	88,000	785,619
	The Chugoku Bank, Ltd.	23,000	317,490
	The Chugoku Electric Power Co., Ltd.	37,700	800,465
*	The Daiei, Inc.	3,500	37,679
	The Daishi Bank, Ltd.	28,000	124,555
	The Fuji Fire & Marine Insurance Co., Ltd.	40,000	157,526
#	The Goodwill Group, Inc.	248	154,219
	The Gunma Bank, Ltd.	59,000	407,693
	The Hachijuni Bank, Ltd.	42,000	321,136
	The Higo Bank, Ltd.	18,000	123,993
	The Hiroshima Bank, Ltd.	62,000	374,694
	The Hyakugo Bank, Ltd.	19,000	129,856
	The Hyakujishi Bank, Ltd.	23,000	136,821
	The Iyo Bank, Ltd.	31,000	297,801
#	The Japan Steel Works, Ltd.	46,000	657,756
	The Joyo Bank, Ltd.	79,000	509,462
	The Kagoshima Bank, Ltd.	13,000	97,739
	The Keiyo Bank, Ltd.	21,000	123,714

	The Minato Bank, Ltd.	10,000	24,242
	The Nanto Bank, Ltd.	20,000	101,942
#	The Nisshin Oillio Group, Ltd.	10,000	62,564
	The Ogaki Kyoritsu Bank, Ltd.	18,000	87,446
	The Oita Bank, Ltd.	9,000	58,669
	The San-in Godo Bank, Ltd.	14,000	139,239
	THK Co., Ltd.	15,200	379,219
	TIS, Inc.	3,700	84,173
	Toagosei Co., Ltd.	15,000	57,072
#	Tobu Railway Co., Ltd.	98,000	441,367
#	Toda Corp.	19,000	108,571
	Toho Bank, Ltd.	14,000	59,830
	Toho Co., Ltd.	16,500	300,476
	Toho Gas Co., Ltd.	75,000	364,928
#	Toho Titanium Co., Ltd.	4,000	161,490
#	Toho Zinc Co., Ltd.	14,000	130,246
	Tohuku Electric Power Co., Inc.	56,100	1,299,917
	Tokai Carbon Co., Ltd.	18,000	157,715
	Tokai Rika Co., Ltd.	8,000	208,252
	Tokai Rubber Industries, Ltd.	10,000	180,067
	Tokai Tokyo Securities Co., Ltd.	20,000	118,453
	Tokuyama Corp.	28,000	360,907
	Tokyo Electric Power Co., Ltd	153,500	5,109,269
#	Tokyo Electron, Ltd.	19,800	1,426,688
	Tokyo Gas Co., Ltd.	286,000	1,409,740
	Tokyo Leasing Co., Ltd.	2,000	30,005
	Tokyo Ohka Kogyo Co., Ltd.	3,600	76,213
#	Tokyo Seimitsu Co., Ltd.	2,900	105,931
	Tokyo Steel Manufacturing Co., Ltd.	10,100	156,343
	Tokyo Style Co., Ltd.	7,000	79,666
	Tokyo Tatemono Co., Ltd.	37,000	534,189
	Tokyo Tomin Bank, Ltd.	3,000	107,703
#	Tokyu Construction Co., Ltd.	6,190	36,281
	Tokyu Corp.	127,000	875,130
	Tokyu Land Corp.	47,000	581,123
#	TonenGeneral Sekiyu KK	37,000	375,929
#	Topcon Corp.	6,000	101,481
	Toppan Forms Co., Ltd.	3,500	41,088
#	Toppan Printing Co., Ltd.	68,000	718,697
	Toray Industries, Inc.	160,000	1,081,962
#	Toshiba Corp.	363,000	2,719,883
	Toshiba Machine Co., Ltd.	9,000	80,444
	Toshiba TEC Corp.	11,000	63,231
	Tosoh Corp.	43,000	220,209
#	TOTO, Ltd.	25,000	224,941
# *	Toyama Chemicals Co., Ltd.	24,000	157,418
	Toyo Ink Manufacturing Co., Ltd.	13,000	50,295
	Toyo Seikan Kaisha, Ltd.	15,300	295,838
	Toyo Suisan Kaisha, Ltd.	17,000	323,245
#	Toyo Tire & Rubber Co., Ltd.	13,000	59,782
	Toyobo Co., Ltd.	77,000	207,116
	Toyoda Gosei Co., Ltd.	10,100	288,775
	Toyota Auto Body Co., Ltd.	7,500	128,501
	Toyota Motor Corp. Sponsored ADR	27,100	3,272,596
	Toyota Motor Credit Corp.	323,900	19,507,806
	Toyota Tsusho Corp.	27,381	675,186
	Trans Cosmos, Inc.	2,000	34,044
	Trend Micro, Inc.	9,500	313,339

	Trend Micro, Inc. Sponsored ADR	777	25,505
	Tsubakimoto Chain Co.	12,000	82,385
	Tsumura & Co.	9,000	163,653
	TV Asahi Corp.	97	197,074
	Ube Industries, Ltd.	109,000	332,698
#	Ulvac, Inc.	4,000	134,293
	Uni-Charm Corp.	4,600	255,607
	Uniden Corp.	5,000	38,876
	UNY Co., Ltd.	22,000	245,720
	Urban Corp.	23,000	365,243
	Ushio, Inc.	14,000	290,752
	USS Co., Ltd.	3,260	204,686
*	Victor Co. of Japan, Ltd.	16,000	69,912
#	Wacoal Corp.	10,000	125,781
	West Japan Railway Co.	199	926,028
	Xebio Co., Ltd.	2,550	65,390
	Yahoo! Japan Corp.	6,000	2,058,004
#	Yakult Honsha Co., Ltd.	12,000	288,029
	Yamada Denki Co., Ltd.	10,400	982,178
	Yamaguchi Financial Group, Inc.	24,000	290,436
	Yamaha Corp.	16,100	341,013
	Yamaha Motor Co., Ltd.	21,000	535,734
	Yamanashi Chuo Bank, Ltd.	14,000	90,977
	Yamatake Corp.	5,200	143,946
	Yamato Kogyo Co., Ltd.	8,000	286,569
	Yamato Transport Co., Ltd.	45,000	654,203
#	Yamazaki Baking Co., Ltd.	12,000	107,955
#	Yaskawa Electric Corp.	17,000	184,564
	Yodogawa Steel Works, Ltd.	13,000	75,763
	Yokogawa Electric Corp.	27,000	342,816
	Yokohama Rubber Co., Ltd.	26,000	187,546
	Yoshinoya D&C Co., Ltd.	35	66,487
#	Zenrin Co., Ltd.	2,800	74,248
	Zensho Co., Ltd.	14,000	133,637
	Zeon Corp.	23,000	230,161
TOTAL COMMON STOCKS			421,887,919

RIGHTS/WARRANTS — (0.0%)
*	Dowa Mining Co., Ltd. Warrants 01/29/10	24,000	—
TOTAL — JAPAN			421,887,919

NETHERLANDS — (3.3%)
COMMON STOCKS — (3.3%)
	ABN AMRO Holding NV	189,858	9,100,566
	Aegon NV	150,762	3,086,935
	Akzo Nobel NV	26,573	2,165,056
	Akzo Nobel NV Sponsor ADR	1,996	162,295
#	Arcelor Mittal NV	70,154	4,210,974
*	ASML Holding NV	46,730	1,206,488
#	Corporate Express NV	11,136	145,249
	Hagemeyer NV	142,542	688,078
	Heineken Holding NV	40,723	2,059,919
#	Heineken NV	77,252	4,499,932
	Hunter Douglas NV	5,232	506,116
#	ING Groep NV	219,463	9,754,605
*	Koninklijke Ahold NV	152,842	1,909,789

*	Koninklijke Ahold NV Sponsored ADR	10,400	130,000
#	Koninklijke Bam Groep NV	10,015	297,605
	Koninklijke DSM NV	22,244	1,104,633
	Koninklijke KPN NV	241,808	4,103,307
#	Koninklijke Philips Electronics NV	138,607	5,880,361
#	Randstad Holdings NV	20,298	1,652,765
	Reed Elsevier NV	67,133	1,337,665
	Reed Elsevier NV Sponsored ADR	3,400	135,626
	Royal Dutch Shell P.L.C. Series A	422,155	15,700,831
#	Royal Numico NV	15,794	785,728
#	SBM Offshore NV	13,580	501,495
	TNT NV	57,222	2,534,458
# *	TomTom NV	10,600	483,589
	Unilever NV	180,129	5,370,416
#	USG People NV	12,072	561,944
	Vedior NV	15,338	455,159
	Wolters Kluwer NV	27,979	870,844
TOTAL COMMON STOCKS			81,402,428

RIGHTS/WARRANTS — (0.0%)
*	SBM Offshore NV Coupons	13,580	—
*	Unilever NV Coupons	180,129	—
TOTAL RIGHTS/WARRANTS			—
TOTAL — NETHERLANDS			81,402,428

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
#	Air New Zealand, Ltd.	31,492	68,917
#	Auckland International Airport, Ltd.	95,556	188,665
#	Contact Energy, Ltd.	47,343	308,933
	Fisher & Paykel Appliances Holdings, Ltd.	22,478	64,523
#	Fisher & Paykel Healthcare Corp.	43,389	113,192
	Fletcher Building, Ltd.	45,204	432,846
	New Zealand Refining Co., Ltd.	15,823	82,569
	Sky City Entertainment Group, Ltd.	41,046	157,029
	Sky Network Television, Ltd.	35,044	144,453
#	Telecom Corporation of New Zealand, Ltd.	216,934	777,774
*	Tower, Ltd.	22,683	39,380
	Trustpower, Ltd.	21,162	129,694
	Warehouse Group, Ltd.	14,200	65,381
TOTAL — NEW ZEALAND			2,573,356

NORWAY — (0.6%)
COMMON STOCKS — (0.6%)
	Aker Kvaerner ASA	20,835	511,068
	Aker Yards ASA	5,500	95,680
	Bonheur ASA	4,700	228,382
# *	Det Norske Oljeselskap (DNO) ASA	146,000	289,143
	DNB Nor ASA Series A	87,400	1,178,818
#	Fred Olsen Energy ASA	5,500	280,044
#	Norsk Hydro ASA	84,500	3,011,248
	Norsk Hydro ASA Sponsored ADR	7,300	260,318
	Norske Skogindustrier ASA Series A	20,085	301,127
	Odfjell ASA Series A	3,400	66,536
	Orkla ASA	120,855	2,132,809

*	Petroleum Geo Services ASA	16,650	417,664
*	Petroleum Geo-Services ASA ADR	3,000	75,270
#	Prosafe ASA	22,500	349,515
#	Schibsted ASA	4,700	226,066
#	Statoil ASA	98,701	2,696,167
#	Storebrand ASA	24,100	378,902
	Tandberg ASA Series A	20,000	449,715
*	TGS Nopec Geophysical Co. ASA	11,100	234,699
#	Tomra Systems ASA	14,400	117,452
#	Wilhelmsen (Wilhelm), Ltd. ASA Series A	1,000	38,786
#	Yara International ASA	24,800	717,341
TOTAL — NORWAY			14,056,750

PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
	Banco BPI SA	44,098	384,025
	Banco Comercial Portugues, SA (BCP)	210,677	1,067,447
	Banco Espirito Santo, SA (BES)	32,266	739,275
	Brisa Auto Estradas de Portugal SA	27,775	369,053
*	Cimpor Cimentos de Portugal SA	34,848	341,723
	Energias de Portugal SA	199,346	1,134,769
	Portugal Telecom SA	75,151	1,043,499
#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	12,820	209,382
*	Sonae Industria SGPS SA	7,384	96,580
	Sonae SGPS SA	108,923	318,361
TOTAL — PORTUGAL			5,704,114

SINGAPORE — (0.7%)
COMMON STOCKS — (0.7%)
	Allgreen Properties, Ltd.	121,500	146,041
	Ascott Group, Ltd.	174,000	211,516
#	Asia Pacific Breweries, Ltd.	14,000	141,552
	Capitaland, Ltd.	115,500	625,599
# *	Chartered Semiconductor Manufacturing, Ltd.	112,000	95,873
	City Developments, Ltd.	53,000	598,327
	Comfortdelgro Corp., Ltd.	162,000	236,535
	Cosco Corp. (Singapore), Ltd.	132,000	231,616
	DBS Group Holdings, Ltd.	127,000	2,019,264
	Fraser & Neave, Ltd.	96,500	365,912
	Hartford Education Corp., Ltd.	3,833	1,320
	Hyflux, Ltd.	15,000	25,669
	Jardine Cycle & Carriage, Ltd.	18,386	168,987
#	Keppel Corp., Ltd.	126,000	911,250
	Keppel Land, Ltd.	34,000	207,762
	K-REIT Asia	6,800	12,869
	Labroy Marine, Ltd.	74,000	118,350
	MobileOne, Ltd.	37,251	55,046
	Neptune Orient Lines, Ltd.	47,000	140,986
*	Olam International, Ltd.	64,000	140,947
	Overseas Chinese Banking Corp., Ltd.	309,320	1,927,721
	Parkway Holdings, Ltd.	102,900	289,917
	Raffles Education Corp., Ltd.	92,000	122,055
	SembCorp Industries, Ltd.	73,320	266,648
	SembCorp Marine, Ltd.	55,000	164,590
	Singapore Airlines, Ltd.	85,000	1,034,938

	Singapore Land, Ltd.	11,000	76,180
	Singapore Petroleum Co., Ltd.	11,000	38,012
	Singapore Post, Ltd.	102,000	80,204
	Singapore Press Holdings, Ltd.	175,000	506,074
	Singapore Technologies Engineering, Ltd.	174,000	400,871
	Singapore Telecommunications, Ltd.	1,298,650	3,043,757
	SMRT Corp., Ltd.	59,000	74,462
	Starhub, Ltd.	77,150	149,508
	United Industrial Corp., Ltd.	88,000	182,427
#	United Overseas Bank, Ltd.	142,000	2,256,384
	UOL Group, Ltd.	51,500	175,140
	Venture Corp., Ltd.	29,000	291,514
#	Wheelock Properties (S), Ltd.	69,000	150,192
TOTAL — SINGAPORE			17,686,015

SPAIN — (3.2%)
COMMON STOCKS — (3.2%)
	Abengoa SA	4,016	163,136
#	Abertis Infraestructuras SA	46,507	1,542,409
	Acciona SA	5,051	1,350,914
#	Acerinox SA	15,983	406,762
#	Actividades de Construccion y Servicios SA	22,866	1,529,331
*	Aguas de Barcelona	80	2,896
#	Altadis SA	25,773	1,739,648
# *	Antena 3 de Television SA	9,752	214,706
	Banco Bilbao Vizcaya SA	48,730	1,232,385
#	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	399,400	10,080,856
	Banco de Andalucia SA	655	78,840
#	Banco de Sabadell SA	115,188	1,330,398
#	Banco de Valencia SA	5,697	319,727
*	Banco de Valencia SA Issue 07	113	6,402
#	Banco Espanol de Credito SA	52,035	1,235,329
#	Banco Pastor SA	15,098	342,056
#	Banco Popular Espanol SA	92,923	1,858,965
	Banco Santander Central Hispano SA	566,687	10,874,434
	Banco Santander Central Hispano SA Sponsored ADR	74,932	1,438,694
#	Bankinter SA	6,774	628,757
	Cementos Portland Valderrivas SA	1,338	187,639
	Cia Espanola de Petroleous SA	2,626	244,470
	Cintra Concesiones de Infraestructuras de Transporte SA	14,975	260,380
#	Compania de Distribucion Integral Logista SA	3,181	260,549
	Ebro Puleva SA	8,097	178,734
	Enagas SA	14,223	359,674
#	Endesa SA	89,410	4,811,672
	Fomento de Construcciones y Contratas SA	11,974	1,183,091
	Gamesa Corporacion Tecnologica SA	15,772	580,676
#	Gas Natural SDG SA	43,183	2,544,433
#	Gestevision Telecinco SA	7,000	206,122
	Grupo Catalana Occidente SA	9,167	399,312
#	Grupo Ferrovial SA	11,821	1,255,215
	Iberdrola SA	87,255	5,033,081
	Iberia Lineas Aereas de Espana SA	65,471	344,296
	Indra Sistemas SA	17,124	423,724
	Industria de Diseno Textil SA	60,827	3,836,589
	Mapfre SA	76,680	393,762
	Obrascon Huarte Lain SA	6,034	295,755
#	Promotora de Informaciones SA	17,174	389,264

	Red Electrica de Espana SA	7,740	378,542
	Repsol YPF SA	87,508	3,211,047
	Repsol YPF SA Sponsored ADR	13,800	506,322
#	Sacyr Vallehermoso SA	21,707	1,241,811
#	Sociedad General de Aguas de Barcelona SA Class A	8,070	298,534
*	Sogecable SA	6,296	254,565
	Sol Melia SA	8,400	199,322
#	Telefonica SA	405,073	9,216,617
	Telefonica SA Sponsored ADR	35,500	2,429,620
#	Union Fenosa SA	19,200	1,131,284
#	Zardoya Otis SA	19,902	941,810
TOTAL — SPAIN			79,374,557

SWEDEN — (1.9%)
COMMON STOCKS — (1.9%)
#	Alfa Laval AB	9,100	573,921
	Assa Abloy AB Series B	34,500	776,063
	Atlas Copco AB Series A (B1QGR41)	72,200	1,214,376
*	Atlas Copco AB Series A (B1QGRB8)	36,100	208,167
#	Atlas Copco AB Series B (B1QGR74)	49,600	776,718
# *	Atlas Copco AB Series B (B1QGRC9)	24,800	143,007
	Boliden AB	28,000	581,331
*	Boliden AB	28,000	48,357
	Castellum AB	14,800	216,690
	Electrolux AB Series B	33,400	840,444
	Elekta AB Series B	5,000	92,348
	Eniro AB	26,000	335,769
	Fabege AB	15,070	194,925
	Getinge AB	22,800	530,885
	Hennes & Mauritz AB Series B	67,750	4,291,186
	Holmen AB Series B	6,000	263,759
# *	Husqvarna AB Series A	8,400	131,874
#	Husqvarna AB Series B	28,000	425,028
	JM AB	8,860	327,029
# *	Lundin Petroleum AB	24,000	252,281
	Meda AB Series A	16,600	288,425
*	Metro International SA SDR Series A	3,360	3,598
*	Metro International SA SDR Series B	6,720	7,531
#	Modern Times Group AB Series B	4,800	291,602
	NCC AB Series B	4,600	132,375
#	Nobia AB	22,800	282,695
	Nordea Bank AB	254,048	4,186,767
#	OMX AB	7,600	245,480
	Sandvik AB (B1VQ252)	111,600	2,079,160
*	Sandvik AB (B1X00J2)	111,600	48,224
#	Scania AB Series A (B1RDTD4)	16,000	403,915
# *	Scania AB Series A (B1WP5Q0)	4,000	20,175
#	Scania AB Series B (B1RDYG2)	50,400	1,239,418
# *	Scania AB Series B (B1WP5T3)	12,600	63,552
	Securitas AB Series B	36,700	546,686
# *	Securitas Direct AB Series B	36,700	107,082
	Securitas Systems AB Series B	36,700	128,312
#	Skandinaviska Enskilda Banken AB (SEB) Series A	60,900	2,002,621
	Skanska AB Series B	45,800	1,070,545
# *	SKF AB Series A (B1Q3GZ6)	9,200	13,269
	SKF AB Series A (B1Q3HT7)	9,200	196,928
*	SKF AB Series B (B1Q3HD1)	49,900	71,756

	SKF AB Series B (B1Q3J35)	49,900	1,072,020
	SSAB Svenskt Stal AB Series A	14,100	526,232
	SSAB Svenskt Stal AB Series B	7,800	269,204
	Svenska Cellulosa AB Series B	57,900	1,002,700
	Svenska Handelsbanken AB Series A	60,900	1,795,688
	Swedish Match AB (Frueher Svenska Taendsticks AB)	31,700	586,664
#	Tele2 AB Series B	36,350	606,854
	Telefonaktiebolaget LM Ericsson Series B	1,508,800	5,725,080
	Telefonaktiebolaget LM Erricson Sponsored ADR	15,600	592,488
#	TeliaSonera AB	555,400	4,111,736
#	Trelleborg AB Series B	5,600	178,114
	Volvo AB Series A	58,500	1,247,696
	Volvo AB Series B	123,500	2,594,165
	Volvo AB Sponsored ADR	14,500	304,935
TOTAL COMMON STOCKS			46,267,850

RIGHTS/WARRANTS — (0.0%)
*	JM AB Rights 06/07/07	20	4
TOTAL — SWEDEN			46,267,854

SWITZERLAND — (5.2%)
COMMON STOCKS — (5.2%)
#	ABB, Ltd.	190,743	4,085,529
	ABB, Ltd. Sponsored ADR	57,200	1,228,084
*	Actelion, Ltd.	676	147,876
#	Adecco SA	18,801	1,371,303
	Baloise-Holding AG	5,987	625,331
	Banque Cantonale Vaudoise (BCV)	276	142,923
	BKW FMB Energie AG	5,560	598,131
	Ciba Specialty Chemicals AG	5,741	370,116
	Ciba Specialty Chemicals AG ADR	2,200	70,730
	Clariant AG	29,424	502,194
	Compagnie Financiere Richemont AG Series A	61,242	3,770,460
#	Credit Suisse Group	134,647	10,235,074
	Credit Suisse Group Sponsored ADR	10,300	782,079
	Geberit AG	3,480	608,157
	Givaudan SA	798	758,835
	Holcim, Ltd.	23,889	2,642,498
	Julius Baer Holdings, Ltd. AG	21,114	1,606,812
	Kuehne & Nagel International AG	15,160	1,393,466
	Lindt & Spruengli AG	12	340,229
*	Logitech International SA	18,063	479,853
#	Lonza Group AG	3,415	337,728
	Nestle SA	50,328	19,603,808
	Nobel Biocare Holding AG	2,137	733,375
	Novartis AG	239,486	13,469,840
	Novartis AG ADR	27,300	1,533,714
# *	Oerlikon Corp.	1,608	865,910
	Phonak Holding AG	10,755	1,028,021
	Roche Holding AG Bearer	23,956	4,926,914
	Roche Holding AG Genusschein	81,241	14,906,394
	Schindler Holding AG	1,480	97,068
	Schindler Holding AG	18,450	1,215,991
	SGS SA	933	1,215,882
	Sika AG	185	367,542
	Straumann Holding AG	1,836	535,301

	Sulzer AG	378	485,666
#	Swatch Group AG	3,745	1,073,407
	Swiss Life Holding	3,706	997,782
#	Swiss Re	40,686	3,873,734
	Swisscom AG	10,343	3,642,184
	Syngenta AG	9,259	1,744,804
	Syngenta AG ADR	16,500	622,215
	Synthes, Inc.	5,130	639,741
#	The Swatch Group AG	18,164	1,053,056
	UBS AG	219,630	14,333,147
	UBS AG ADR	23,661	1,543,644
	Zurich Financial SVCS AG	17,478	5,349,185
TOTAL — SWITZERLAND			127,955,733

UNITED KINGDOM — (17.3%)
COMMON STOCKS — (17.3%)
	Aberdeen Asset Management P.L.C.	110,205	466,237
	Admiral Group P.L.C.	28,290	547,294
	Aegis Group P.L.C.	93,242	272,149
	Alliance & Leicester P.L.C.	46,652	1,095,276
	Alliance Boots P.L.C.	110,774	2,475,758
	Amec P.L.C.	38,159	449,982
	Amlin P.L.C.	68,021	417,209
	Amvesco P.L.C. Sponsored ADR	4,500	108,225
	Anglo American P.L.C.	183,426	11,083,029
	Antofagasta P.L.C.	193,550	2,138,658
	ARM Holdings P.L.C.	139,465	389,159
	Arriva P.L.C.	25,545	367,251
	Associated British Foods P.L.C.	158,357	2,908,523
	AstraZeneca P.L.C.	170,638	9,072,924
	AstraZeneca P.L.C. Sponsored ADR	20,400	1,084,872
	Aviva P.L.C.	333,912	5,275,185
	BAE Systems P.L.C.	386,920	3,428,296
	Balfour Beatty P.L.C.	38,213	348,144
	Barclays P.L.C	720,934	10,307,582
	Barclays P.L.C. Spon ADR	32,100	1,837,083
	Barratt Developments P.L.C.	38,546	833,426
	BBA Aviation P.L.C.	37,718	212,797
	Bellway P.L.C.	15,360	436,596
	BG Group P.L.C.	383,852	5,871,401
	BG Group P.L.C. Sponsored ADR	11,900	911,064
	BHP Billiton P.L.C.	264,333	6,448,512
	BHP Billiton P.L.C. ADR	23,000	1,127,690
	Biffa P.L.C.	36,273	235,869
	BP P.L.C.	2,255,040	25,187,330
	BP P.L.C. Sponsored ADR	34,000	2,278,340
	Bradford & Bingley P.L.C.	76,093	648,777
*	Brambles, Ltd.	71,029	752,618
*	British Airways P.L.C.	184,946	1,722,051
	British American Tobacco P.L.C.	273,139	9,257,663
*	British Energy Group P.L.C.	63,960	664,646
	British Land Co. P.L.C.	54,197	1,552,832
	British Sky Broadcasting Group P.L.C.	272,457	3,558,855
	BT Group P.L.C.	917,068	5,985,511
	BT Group P.L.C. Sponsored ADR	15,202	993,451
	Bunzl P.L.C.	39,550	577,200
	Burberry Group P.L.C.	48,731	659,748

	Burren Energy P.L.C.	13,812	219,431
	Cable and Wireless P.L.C.	291,439	1,136,753
	Cadbury Schweppes P.L.C.	216,640	3,050,426
	Cadbury Schweppes P.L.C. Sponsored ADR	9,700	546,692
*	Cairn Energy P.L.C.	15,128	528,607
	Capita Group P.L.C.	76,363	1,120,659
	Carnival P.L.C.	21,630	1,121,564
	Carphone Warehouse Group P.L.C.	182,534	1,086,257
	Centrica P.L.C.	448,932	3,406,720
*	Charter P.L.C.	41,760	854,350
	Close Brothers Group P.L.C.	14,870	278,450
	Cobham P.L.C.	121,998	529,130
	Collins Stewart P.L.C.	27,079	126,119
	Compass Group P.L.C.	250,298	1,868,038
*	CSR P.L.C.	12,310	189,766
	Daily Mail & General Trust P.L.C. Series A	30,329	506,215
	Diageo P.L.C.	314,077	6,701,288
	Diageo P.L.C. Sponsored ADR	6,900	589,191
	DSG International P.L.C.	217,103	723,475
*	easyJet P.L.C.	47,520	535,159
	Electrocomponents P.L.C.	39,172	240,289
	EMAP P.L.C.	28,081	487,148
	EMI Group P.L.C.	99,895	543,745
	Enterprise Inns P.L.C.	71,034	1,038,300
	Experian Group, Ltd.	90,202	1,122,393
	Fiberweb P.L.C.	11,225	37,390
	First Choice Holidays P.L.C.	46,985	332,338
	Firstgroup P.L.C.	40,935	562,205
	Friends Provident P.L.C.	209,193	820,295
	General Electric Co.	22,898	860,689
	GKN P.L.C.	73,924	573,279
	GlaxoSmithKline P.L.C.	629,019	16,385,344
	GlaxoSmithKline P.L.C. Sponsored ADR	49,493	2,582,545
	Greene King P.L.C.	15,724	346,983
	Group 4 Securicor P.L.C.	129,030	561,683
	Hammerson P.L.C.	27,248	859,123
	Hanson P.L.C.	77,218	1,643,608
	Hanson P.L.C. Sponsored ADR	900	95,679
	Hays P.L.C.	152,663	526,598
	HBOS P.L.C.	494,812	10,646,239
	Home Retail Group	90,202	841,828
	HSBC Holdings P.L.C.	1,242,796	22,991,241
	HSBC Holdings P.L.C. Sponsored ADR	37,600	3,498,304
*	Iberdrola S.A.	25,472	1,463,700
	ICAP P.L.C.	64,402	682,269
	IMI P.L.C.	45,074	539,117
	Imperial Chemical Industries P.L.C.	121,126	1,299,250
	Imperial Chemical Industries P.L.C. Sponsored ADR	6,200	265,980
	Imperial Tobacco Group P.L.C.	72,542	3,129,839
	Imperial Tobacco Group P.L.C. ADR	4,000	344,920
	Inchcape P.L.C.	54,837	602,854
	Informa P.L.C.	51,377	600,877
	Inmarsat P.L.C.	45,770	368,878
	InterContinental Hotels Group P.L.C.	39,794	1,072,218
	International Power P.L.C.	155,846	1,399,899
	International Power P.L.C. ADR	2,400	215,880
	Intertek Group P.L.C.	14,739	266,750
*	Invensys P.L.C.	158,812	1,226,370

	Invesco P.L.C.	81,593	970,550
	ITV P.L.C.	488,162	1,133,729
	Johnson Matthey P.L.C.	24,747	796,743
	Johnston Press P.L.C.	31,946	281,049
	Kelda Group P.L.C.	44,234	894,896
	Kesa Electricals P.L.C.	47,659	331,348
	Kingfisher P.L.C.	278,439	1,368,804
	Ladbrokes P.L.C.	71,647	575,804
	Land Securities Group P.L.C.	49,000	1,887,631
	Legal and General Group P.L.C.	772,470	2,350,948
	Liberty International P.L.C.	39,267	943,025
	Lloyds TSB Group P.L.C.	628,751	7,159,069
	Lloyds TSB Group P.L.C. Sponsored ADR	24,300	1,115,370
	LogicaCMG P.L.C.	178,255	586,750
	London Stock Exchange Group P.L.C.	10,650	301,194
	Lonmin P.L.C.	17,584	1,382,253
	Man Group P.L.C.	737,610	8,597,810
	Marks & Spencer Group P.L.C.	206,756	2,861,851
	Marston’s P.L.C.	34,356	318,297
	Meggitt P.L.C.	74,684	473,253
	Michael Page International P.L.C.	84,804	958,483
	Millennium and Copthorne Hotels P.L.C.	15,011	222,737
	Misys P.L.C.	50,290	250,661
	Mitchells & Butlers P.L.C.	42,548	747,550
	Morrison (Wm.) Supermarkets P.L.C.	283,810	1,766,583
*	MyTravel Group P.L.C.	733	4,795
	National Express Group P.L.C.	15,806	380,033
	National Grid P.L.C.	297,760	4,618,654
	National Grid P.L.C. Sponsored ADR	11,200	870,912
	Next P.L.C.	27,575	1,206,408
	Northern Rock P.L.C.	49,635	1,060,675
	Northumbrian Water Group P.L.C.	66,232	455,354
	Old Mutual P.L.C.	1,228,065	4,211,136
	Pearson P.L.C.	84,821	1,508,307
	Pearson P.L.C. Sponsored ADR	12,400	220,472
	Pennon Group P.L.C.	45,679	611,578
	Persimmon P.L.C.	34,876	943,718
	Premier Foods P.L.C.	94,370	600,315
	Provident Financial P.L.C.	17,113	268,247
	Prudential P.L.C.	249,777	3,740,684
	Prudential P.L.C. ADR	31,200	940,992
	Punch Taverns, Ltd.	31,023	825,375
	Rank Group P.L.C.	44,056	175,999
	Reckitt Benckiser P.L.C.	81,700	4,444,275
	Reed Elsevier P.L.C.	121,003	1,634,850
	Reed Elsevier P.L.C. Sponsored ADR	3,500	189,070
	Regus Group P.L.C.	40,180	118,800
	Rentokil Initial P.L.C.	211,528	719,491
	Resolution P.L.C.	72,077	902,348
	Reuters Group P.L.C.	136,336	1,688,083
	Reuters Group P.L.C. Sponsored ADR	1,800	133,488
	Rexam P.L.C.	64,643	687,437
	Rio Tinto P.L.C.	114,511	8,359,484
	Rio Tinto P.L.C. Sponsored ADR	4,100	1,201,095
*	Rolls-Royce Group P.L.C.	221,060	2,180,294
	Rolls-Royce Group P.L.C. Class B	12,294,597	24,953
	Royal & Sun Alliance Insurance Group P.L.C.	351,565	1,102,047
	Royal Bank of Scotland Group P.L.C.	1,242,951	15,440,833

	Royal Dutch Shell P.L.C. ADR	56,400	4,269,480
	Royal Dutch Shell P.L.C. Series B	303,924	11,471,807
	SABmiller P.L.C.	124,801	2,970,143
	Sage Group P.L.C.	128,162	638,154
	Sainsbury (J.) P.L.C.	198,701	2,195,098
	Schroders P.L.C.	33,726	925,158
	Schroders P.L.C. Non-Voting	6,717	161,176
	Scottish & Newcastle P.L.C.	93,185	1,197,978
	Scottish & Southern Energy P.L.C.	104,450	3,148,914
	Segro P.L.C.	40,353	572,455
	Serco Group P.L.C.	57,898	545,724
	Severn Trent P.L.C.	27,903	868,314
	Shire P.L.C.	50,705	1,182,539
	Shire P.L.C. ADR	4,700	327,825
	SIG P.L.C.	13,392	376,489
	Signet Group P.L.C.	179,411	403,004
	Smith & Nephew P.L.C.	96,278	1,181,456
	Smith & Nephew P.L.C. Sponsored ADR	3,600	220,788
	Smiths Group P.L.C.	69,370	1,563,237
	St. Jame’s Place P.L.C.	19,946	169,849
	Stagecoach Group P.L.C.	77,637	284,252
*	Stagecoach Group P.L.C. Series C	120,769	150,656
	Standard Chartered P.L.C.	170,266	5,765,654
	Tate & Lyle P.L.C.	57,334	681,741
	Taylor Woodrow P.L.C.	60,389	546,971
	Tesco P.L.C.	1,021,818	9,283,585
*	TI Automotive P.L.C. Series A	18,000	—
	Tomkins P.L.C.	73,285	390,567
	Tomkins P.L.C. Sponsored ADR	8,700	185,049
	Travis Perkins P.L.C.	15,009	616,004
	Trinity Mirror P.L.C.	27,900	317,642
	Tullett Prebon P.L.C.	27,079	265,454
#	Tullow Oil P.L.C.	82,010	618,349
	Unilever P.L.C.	135,225	4,168,620
	Unilever P.L.C. Sponsored ADR	27,300	840,567
	United Business Media P.L.C.	30,736	515,285
	United Utilities P.L.C.	91,323	1,394,699
	United Utilities P.L.C. Sponsored ADR	6,700	204,551
	Vedanta Resources P.L.C.	32,515	960,719
	Vodafone Group P.L.C.	6,093,647	19,068,058
	Vodafone Group P.L.C. Sponsored ADR	79,300	2,492,399
	Whitbread P.L.C.	23,915	897,201
	William Hill P.L.C.	36,703	459,424
	Wimpey (George) P.L.C.	40,964	509,672
	Wolseley P.L.C.	61,030	1,582,663
	Wolseley P.L.C. ADR	16,400	428,860
	Wood Group (John) P.L.C.	52,188	321,072
	WPP Group P.L.C.	124,799	1,845,674
	WPP Group P.L.C. Sponsored ADR	3,100	228,904
	Xstrata P.L.C.	127,850	7,356,499
	Yell Group P.L.C.	92,620	927,028
TOTAL — UNITED KINGDOM			427,627,547

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $2,620,000 FHLMC 6.275%(r), 09/01/36, valued at $2,456,556) to be repurchased at $2,417,348	$2,417	2,417,000

SECURITIES LENDING COLLATERAL — (18.6%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $224,808,087 FHLMC, rates ranging from 6.000% to 6.500%, maturities ranging from 07/01/21 to 05/01/37; FNMA, rates ranging from 5.260%(r) to 5.988%(r), maturities ranging from 01/01/17 to 03/01/37; & GNMA 5.500%, 11/20/36, valued at $213,316,090) to be repurchased at $209,164,268	209,133	209,133,421
@ Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $493,262,234 FHLMC, rates ranging from 4.500% to 6.500%, maturities ranging from 08/01/20 to 08/01/34 & FNMA, rates ranging from 5.000% to 7.500%, maturities ranging from 07/01/18 to04/01/37, valued at $256,021,125) to be repurchased at $251,036,883	251,000	251,000,000
TOTAL SECURITIES LENDING COLLATERAL		460,133,421

TOTAL INVESTMENTS — (100.0%) (Cost $1,762,311,979)		$2,471,195,538

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

		Shares	Value††

AUSTRALIA — (4.2%)
COMMON STOCKS — (4.2%)
	ABB Grain, Ltd.	38,083	$277,696
#	ABC Learning Centres, Ltd.	89,829	536,705
	Adelaide Bank, Ltd.	26,326	327,214
	Adelaide Brighton, Ltd.	132,697	402,567
	Aevum, Ltd.	17,739	45,668
	AGL Energy, Ltd.	20,385	259,704
*	Alchemia, Ltd.	48,783	42,327
#	Alesco Corp., Ltd.	15,943	198,108
	Alinta, Ltd.	13,840	175,241
*	Alkane Exploration, Ltd.	158,923	47,608
# *	Allegiance Mining NL	85,680	68,991
*	Alliance Resources, Ltd.	27,027	45,559
#	Alumina, Ltd.	17,440	112,041
	Alumina, Ltd. Sponsored ADR	12,700	327,152
*	Amadeus Energy, Ltd.	56,725	40,001
	Amalgamated Holdings, Ltd.	18,395	96,637
	Amcor, Ltd.	27,960	172,246
	Amcor, Ltd. Sponsored ADR	31,007	760,602
	AMP, Ltd.	35,109	294,209
	Ansell, Ltd.	34,171	347,552
*	Antares Energy, Ltd.	51,000	37,701
#	APA Group	53,072	191,505
#	APN News & Media, Ltd.	45,017	230,647
*	Aquila Resources, Ltd.	9,736	41,475
	ARB Corporation, Ltd.	12,613	48,084
# *	ARC Energy, Ltd.	37,098	47,257
#	Aristocrat Leisure, Ltd.	13,697	174,683
*	Arrow Energy NL	75,156	163,341
	Aspen Group, Ltd.	23,487	45,747
	ASX, Ltd.	26,415	1,062,772
	Atlas Group Holding, Ltd.	41,730	31,949
	Ausdrill, Ltd.	29,446	63,613
	Auspine, Ltd.	9,322	48,892
	Austal, Ltd.	26,970	83,831
*	Austar United Communications, Ltd.	204,458	283,036
#	Austereo Group, Ltd.	97,856	159,972
	Australand Property Group	155,386	305,610
	Australia & New Zealand Banking Group, Ltd.	25,182	601,127
	Australia & New Zealand Banking Group, Ltd. Sponsored ADR	29,559	3,543,533
#	Australian Agricultural Co., Ltd.	73,879	159,058
#	Australian Infrastructure Fund	73,400	181,241
#	Australian Pharmaceutical Industries, Ltd.	22,126	43,492
# *	Australian Worldwide Exploration, Ltd.	90,178	249,512
	Avatar Industries, Ltd.	21,998	29,188
	AVJennings Homes, Ltd.	29,845	31,053
#	AWB, Ltd.	80,666	252,349
	AXA Asia Pacific Holdings, Ltd.	53,787	342,956

*	Babcock & Brown Environmental Investments, Ltd.	15,142	10,699
#	Babcock & Brown Infrastructure Group	185,104	278,239
#	Babcock & Brown, Ltd.	8,784	233,593
#	Bank of Queensland, Ltd.	23,872	373,798
	Beach Petroleum, Ltd.	104,838	121,395
*	Bemax Resources, Ltd.	166,857	31,799
#	Bendigo Bank, Ltd.	29,915	413,716
*	Bendigo Mining NL	23,339	6,788
	BHP Billiton, Ltd. Sponsored ADR	23,200	1,221,248
	Billabong International, Ltd.	23,879	366,042
	BlueScope Steel, Ltd.	110,485	1,012,984
*	Bolnisi Gold NL	19,133	45,794
#	Boom Logistics, Ltd.	33,076	100,830
	Boral, Ltd.	96,059	699,721
	Bradken, Ltd.	11,432	95,578
*	Brambles, Ltd.	39,031	413,635
#	Brickworks, Ltd.	24,431	285,003
	Cabcharge Australia, Ltd.	15,264	168,058
*	Calliden Group, Ltd.	22,482	8,468
	Caltex Australia, Ltd.	22,908	486,204
	Campbell Brothers, Ltd.	9,343	211,108
	Candle Australia, Ltd.	19,644	56,125
# *	Capral Aluminium, Ltd.	23,549	14,997
	Cardno, Ltd.	7,526	38,094
	Cash Converters International, Ltd.	32,299	17,154
# *	CBH Resources, Ltd.	116,309	54,135
*	Cellestis, Ltd.	15,436	42,402
#	Centennial Coal, Ltd.	41,697	100,690
*	Ceramic Fuel Cells, Ltd.	12,000	10,152
	Challenger Financial Services Group, Ltd.	110,706	541,846
*	Charter Hall Group	75,100	180,341
*	Citigold Corp., Ltd.	78,380	23,174
	City Pacific, Ltd.	24,191	82,554
*	Clough, Ltd.	36,230	18,059
	CMI, Ltd.	21,191	26,576
	Coates Hire, Ltd.	44,486	229,090
	Coca-Cola Amatil, Ltd.	43,938	343,840
	Cochlear, Ltd.	4,167	214,675
	Codan, Ltd.	4,156	4,228
#	Coffey International, Ltd.	11,164	38,708
	Coles Group, Ltd.	32,263	442,123
	Commander Communications, Ltd.	57,385	78,477
	Commonwealth Bank of Australia	108,575	4,980,267
# *	Compass Resources NL	18,720	77,193
	Computershare, Ltd.	21,597	200,881
#	ConnectEast Group	184,297	247,134
#	Consolidated Minerals, Ltd.	46,271	115,118
	Consolidated Rutile, Ltd.	60,615	33,100
# *	Copperco, Ltd.	144,300	77,080
#	Corporate Express Australia, Ltd.	26,230	156,423
#	Count Financial, Ltd.	15,168	38,582
	Crane Group, Ltd.	17,927	253,299
	CSL, Ltd.	3,955	291,757
#	CSR, Ltd.	220,940	660,023
	Devine, Ltd.	66,687	74,398
*	Dioro Exploration NL	386,042	25,485
	Dominion Mining, Ltd.	24,619	51,675
	Downer EDI, Ltd.	81,394	504,246

	DUET Group	83,550	262,551
	Dyno Nobel, Ltd.	45,745	96,764
*	Eastern Star Gas, Ltd.	105,676	42,788
# *	Emporer Mines, Ltd.	65,878	6,788
	Energy Developments, Ltd.	27,859	97,747
*	Energy World Corp., Ltd.	128,442	104,661
#	Envestra, Ltd.	133,685	130,526
	Equigold NL	27,431	40,584
*	ERG, Ltd.	186,113	23,798
	Fairfax Media, Ltd.	179,225	722,982
#	Felix Resources, Ltd.	49,166	232,406
*	First Australian Resources, Ltd.	265,458	33,939
#	FKP, Ltd.	46,584	277,704
	Fleetwood Corp., Ltd.	11,928	96,298
	Flight Centre, Ltd.	12,672	192,161
	Forest Enterprises Australia, Ltd.	51,018	30,073
*	Fortescue Metals Group, Ltd.	13,685	429,096
	Foster’s Group, Ltd.	185,891	979,116
	Funtastic, Ltd.	19,932	31,281
	Futuris Corp., Ltd.	147,377	309,628
# *	Gindalbie Metals, Ltd.	78,694	47,728
	Goodman Fielder, Ltd.	321,736	678,964
#	Graincorp, Ltd. Series A	12,177	107,587
*	Grange Resources, Ltd.	19,699	34,916
	GRD, Ltd.	62,910	120,987
#	Great Southern, Ltd.	31,265	60,740
#	GUD Holdings, Ltd.	10,169	76,717
#	Gunns, Ltd.	98,548	285,309
#	GWA International, Ltd.	63,759	232,412
	Harvey Norman Holdings, Ltd.	96,261	409,575
#	Healthscope, Ltd.	52,925	254,558
*	Herald Resources, Ltd.	36,142	40,450
*	Heron Resources, Ltd.	38,250	39,222
#	Hills Industries, Ltd.	43,670	200,915
	Home Building Society, Ltd.	7,350	92,743
	Housewares International, Ltd.	19,829	46,197
	HPAL, Ltd.	21,017	43,550
#	IBA Health, Ltd.	47,323	44,280
	IBT Education, Ltd.	17,600	28,053
	iiNet, Ltd.	13,345	24,775
#	Iluka Resources, Ltd.	43,986	218,248
	Incitec Pivot, Ltd.	8,372	459,801
	Independence Group NL	8,721	58,151
*	Indophil Resources NL	41,381	30,745
	Infomedia, Ltd.	80,383	44,384
	Insurance Australia Group, Ltd.	147,871	729,849
	Invocare, Ltd.	6,406	30,716
#	IOOF Holdings, Ltd.	14,040	119,933
#	Iress Market Technology, Ltd.	14,329	112,571
	IWL, Ltd.	22,404	91,733
# *	Jabiru Metals, Ltd.	17,929	18,271
	James Hardie Industries NL	10,437	80,241
	JB Hi-Fi, Ltd.	6,130	46,092
#	Jones (David), Ltd.	55,767	239,884
#	Jubilee Mines NL	9,211	133,034
	Just Group, Ltd.	27,800	91,840
	Kagara Zinc, Ltd.	13,232	70,013
*	Kings Minerals NL	58,252	49,452

	Kingsgate Consolidated, Ltd.	10,904	48,989
*	Lakes Oil NL	2,007,496	30,029
	Leighton Holdings, Ltd.	7,365	272,189
	Lend Lease Corp., Ltd.	6,985	115,379
*	Life Therapeutics, Ltd.	9,864	8,800
*	Lihir Gold, Ltd.	85,548	226,203
	Lion Nathan, Ltd.	22,059	166,948
*	Lynas Corp., Ltd.	73,871	67,797
#	MacArthur Coal, Ltd.	28,605	149,832
	MacMahon Holdings, Ltd.	106,730	94,991
*	Macmin Silver, Ltd.	108,321	27,594
	Macquarie Airports	39,482	136,044
#	Macquarie Bank, Ltd.	17,054	1,236,184
#	Macquarie Communications Infrastructure Group	36,600	206,762
*	Marion Energy, Ltd.	29,000	24,288
	MaxiTRANS Industries, Ltd.	60,066	31,921
# *	McGuigan Simeon Wines, Ltd.	22,366	47,445
	McPherson’s, Ltd.	21,505	60,640
*	Mermaid Marine Australia, Ltd.	45,850	67,874
	Metcash Limited	158,931	680,052
#	Minara Resources, Ltd.	46,436	317,183
	Mincor Resources NL	27,083	93,631
# *	Mineral Deposits, Ltd.	60,531	67,573
	Mirvac, Ltd.	121,097	576,496
	Monadelphous Group, Ltd.	5,481	61,588
	Mortgage Choice, Ltd.	22,700	61,375
*	Mount Gibson Iron, Ltd.	123,316	110,911
*	Multiemedia, Ltd.	2,500,000	12,302
	Multiplex Group	116,555	475,266
#	MYOB, Ltd.	78,318	84,474
	National Australia Bank, Ltd.	29,052	1,023,274
	National Australia Bank, Ltd. Sponsored ADR	21,100	3,704,527
	National Hire Group, Ltd.	17,824	24,714
	New Hope Corp., Ltd.	168,521	240,947
	Newcrest Mining, Ltd.	11,354	207,937
*	Nexus Energy, Ltd.	61,560	62,883
#	Nufarm, Ltd.	36,832	430,015
	Oakton, Ltd.	10,234	53,209
# *	Oceana Gold, Ltd.	56,700	38,880
	Oil Search, Ltd.	256,860	840,011
#	Onesteel, Ltd.	152,967	835,809
	Orica, Ltd.	42,064	1,086,452
	Origin Energy, Ltd.	129,194	941,205
	Over Fifty Group, Ltd.	7,426	14,238
#	Oxiana, Ltd.	33,193	90,310
	Pacific Brands, Ltd.	122,829	352,369
# *	Paladin Resources, Ltd.	28,963	209,666
# *	Pan Australian Resources, Ltd.	460,757	237,534
	Paperlinx, Ltd.	119,346	407,870
#	Peet, Ltd.	17,200	56,953
# *	Peplin, Ltd.	91,862	63,744
# *	Peptech, Ltd.	24,066	30,383
	Perilya, Ltd.	26,052	90,516
	Perpetual Trustees Australia, Ltd.	3,328	224,892
*	Perseverance Corp., Ltd.	117,716	31,904
*	Petsec Energy, Ltd.	48,701	60,278
*	Pharmaxis, Ltd.	21,043	59,220
*	PMP, Ltd.	52,894	76,587

	Port Bouvard, Ltd.	17,636	33,977
*	Portman, Ltd.	27,565	169,222
	Primary Health Care, Ltd.	27,686	284,239
	Prime Television, Ltd.	28,742	90,390
*	Primelife Corp., Ltd.	27,305	25,875
#	Programmed Maintenance Service, Ltd.	23,302	117,857
	Publishing and Broadcasting, Ltd.	33,063	592,763
	Qantas Airways, Ltd.	17,834	84,253
	QBE Insurance Group, Ltd.	23,143	597,760
#	Ramsay Health Care, Ltd.	38,776	363,622
	RCR Tomlinson, Ltd.	37,083	68,936
*	Redflex Holdings, Ltd.	13,334	36,287
# *	Resolute Mining, Ltd.	44,910	53,104
*	Resource Pacific Holdings, Ltd.	54,270	85,594
	Ridley Corp., Ltd.	31,159	31,908
	Rinker Group, Ltd.	11,658	185,150
	Rinker Group, Ltd. ADR	3,100	245,892
#	Rio Tinto, Ltd.	10,518	831,556
# *	Riversdale Mining, Ltd.	12,492	24,796
# *	Roc Oil Co., Ltd.	68,035	187,686
*	Rubicon Resources, Ltd.	5,312	704
#	SAI Global, Ltd.	47,544	145,932
*	Sally Malay Mining, Ltd.	39,050	157,716
#	Salmat, Ltd.	29,430	106,092
	Santos, Ltd.	87,692	971,835
#	Select Harvests, Ltd.	2,136	19,069
	Servcorp, Ltd.	6,884	26,959
#	Seven Network, Ltd.	41,086	391,265
#	Sigma Pharmaceuticals, Ltd.	180,816	339,469
# *	Silex System, Ltd.	8,449	76,849
#	Sims Group, Ltd.	23,540	530,668
# *	Sino Gold Mining, Ltd.	10,260	51,088
#	Skilled Group, Ltd.	6,098	26,005
#	Smorgon Steel Group, Ltd.	23,558	52,547
	SMS Management & Technology, Ltd.	12,613	62,693
	Sonic Healthcare, Ltd.	60,511	729,942
	Southern Cross Broadcasting (Australia), Ltd.	3,790	52,768
	Specialty Fashion Group, Ltd.	15,256	19,236
*	Sphere Investments, Ltd. (6162272)	41,187	98,374
*	Sphere Investments, Ltd. (B1X1CW2)	777	—
#	Spotless Group, Ltd.	54,603	219,856
# *	St. Barbara, Ltd.	51,095	21,089
#	St. George Bank, Ltd.	35,864	1,109,248
	Straits Resources, Ltd.	40,440	131,795
	STW Communications Group, Ltd.	49,905	123,843
	Suncorp-Metway, Ltd.	84,319	1,476,666
	Sunland Group, Ltd.	80,638	245,740
#	Super Cheap Auto Group, Ltd.	37,900	141,651
	Symbion Health, Ltd.	121,676	440,577
	TABCORP Holdings, Ltd.	66,478	977,328
	Talent2 International, Ltd.	34,052	75,981
*	Tap Oil, Ltd.	12,139	17,302
#	Tassal Group, Ltd.	48,927	130,871
	Tattersall’s, Ltd.	154,200	608,138
	Telstra Corp., Ltd.	16,750	46,975
	Telstra Corp., Ltd. ADR	37,100	742,000
#	Ten Network Holdings, Ltd.	91,561	235,645
*	TFS Corp., Ltd.	76,400	49,457

	Thakral Holdings Group	123,583	106,197
	The Reject Shop, Ltd.	5,100	56,604
#	Timbercorp, Ltd.	43,974	69,500
#	Toll Holdings, Ltd.	51,688	989,548
*	Tower Australia Group, Ltd.	53,223	101,570
	Transfield Services, Ltd.	37,306	376,509
#	Transurban Group	33,974	235,966
#	United Group, Ltd.	27,365	380,470
	UXC, Ltd.	48,520	90,062
	Veda Advantage, Ltd.	60,300	177,668
# *	Ventracor, Ltd.	51,088	33,878
*	Victoria Petroleum NL	171,072	29,019
	Village Roadshow, Ltd.	6,380	16,682
	Virgin Blue Holdings, Ltd.	169,522	368,421
#	Vision Group Holdings, Ltd.	8,387	19,710
	Washington H. Soul Pattinson & Co., Ltd.	57,375	451,405
	Watpac, Ltd.	18,116	81,219
	Wattyl, Ltd.	29,750	82,522
	Wesfarmers, Ltd.	11,078	348,367
#	West Australian Newspapers Holdings, Ltd.	14,438	172,442
# *	Western Areas NL	19,985	96,491
	Westpac Banking Corp.	40,811	880,232
	Westpac Banking Corp. Sponsored ADR	15,200	1,649,352
	WHK Group, Ltd.	44,304	102,277
	Woodside Petroleum, Ltd.	11,092	394,753
	Woolworths, Ltd.	20,153	459,509
	WorleyParsons, Ltd.	7,413	184,741
	Zinifex, Ltd.	65,200	955,038
TOTAL COMMON STOCKS			80,327,259

PREFERRED STOCKS — (0.0%)
	Village Roadshow, Ltd. Class A	21,739	56,876

RIGHTS/WARRANTS — (0.0%)
*	IBA Health, Ltd. Rights 06/01/07	18,929	1,411
*	Victoria Petroleum NL Rights 01/31/10	42,768	3,046
TOTAL RIGHTS/WARRANTS			4,457
TOTAL — AUSTRALIA			80,388,592

AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
	Agrana Beteiligungs AG	1,420	162,204
#	Andritz AG	3,792	256,347
*	Austrian Airlines AG	11,525	170,442
#	Boehler-Uddeholm AG	9,209	894,344
# *	BWIN Interactive Entertainment AG	5,610	222,690
#	BWT AG	836	55,282
*	CA Immobilien Anlagen AG	4,844	157,557
#	Constantia Packaging AG	1,205	85,932
*	Conwert Immobilien Invest AG	1,134	23,621
# *	Erste Bank der Oesterreichischen Sparkassen AG	24,768	1,942,668
#	EVN AG	1,926	240,642
#	Flughafen Wien AG	2,927	285,054
*	Intercell AG	3,136	100,722
#	Lenzing AG	116	60,531

#	Mayr-Melnhof Karton AG	1,147	264,140
#	Oberbank AG	664	114,401
	Oesterreichische Elektrizitaetswirtschafts AG	3,110	167,292
#	OMV AG	36,072	2,389,305
	Palfinger AG	582	129,788
# *	Raiffeisen International Bank-Holding AG	1,907	297,429
# *	RHI AG	3,902	216,675
#	Rosenbauer International AG	284	52,980
*	S&T System Integration & Technology Distribution AG	653	46,484
#	Schoeller-Bleckmann Oilfield Equipment AG	1,702	125,225
*	Sparkassen Immobilien AG	3,794	61,265
# *	Telekom Austria AG	5,738	156,840
	Telekom Austria AG ADR	4,200	226,380
*	Uniqa Versicherungen AG	4,694	165,796
	Voestalpine AG	15,674	1,137,093
# *	Wiener Staedtische Versicherung AG	6,785	508,857
	Wienerberger AG	17,734	1,336,582
*	Wolford AG	994	47,463
TOTAL — AUSTRIA			12,102,031

BELGIUM — (0.9%)
COMMON STOCKS — (0.9%)
#	Ackermans & Van Haaren SA	5,616	554,651
	Agfa Gevaert NV	14,125	368,469
#	Arinso International SA	1,159	38,247
	Banque Nationale de Belgique	43	210,145
	Barco NV	2,234	201,042
#	Bekaert SA	2,939	419,884
	Cofinimmo SA	184	36,034
	Colruyt SA	1,212	282,738
	Compagnie Francois d’Entreprises (CFE)	55	90,234
	Compagnie Immobiliere de Belgique SA	1,158	71,369
	Compagnie Maritime Belge SA	1,927	146,832
#	Deceuninck NV	2,599	77,862
#	Delhaize Group	4,235	404,359
	Delhaize Group Sponsored ADR	18,800	1,791,452
#	Dexia SA	62,346	2,000,974
	Distrigaz	33	195,846
	Dolmen Computer Applications NV	1,982	32,259
#	D’Ieteren NV SA	651	296,702
	Duvel Moorgat SA	360	20,299
	Econocom Group SA	3,302	36,632
	Elia System Operator SA NV	3,600	145,803
#	Euronav SA	3,500	129,960
	Exmar NV	1,350	44,048
#	Fortis	79,858	3,315,050
*	ICOS Vision Systems NV	736	34,014
	InBev NV	6,117	514,990
# *	Innogenetics NV	2,604	31,677
*	Ion Beam Application SA	2,356	77,064
	Jensen-Group NV	2,121	20,703
	KBC Groep NV	12,481	1,721,875
	Kinepolis	541	39,381
	Melexis NV	2,162	38,995
	Mobistar SA	2,455	213,739
#	Omega Pharma SA	3,399	273,733
# *	Option NV	1,936	32,829

*	Real Software SA	36,747	20,751
	Recticel SA	4,058	57,011
#	Roularta Media Group NV	504	44,066
	Sioen Industries NV	3,917	55,294
	Sipef NV	548	247,659
	Solvay SA	6,260	998,934
*	Spector Photo Group SA	12,000	20,659
#	Tessenderlo Chemie NV	4,979	305,790
#	UCB SA (5596991)	13,077	764,094
	UCB SA (5675588)	546	31,755
	Umicore	3,281	699,778
	Van De Velde NV	1,294	68,235
	VPK Packaging Group SA	1,132	63,657
TOTAL — BELGIUM			17,287,574

CANADA — (5.9%)
COMMON STOCKS — (5.9%)
*	Aastra Technologies, Ltd.	4,000	141,847
	Aber Diamond Corp.	4,400	186,761
*	Abitibi-Consolidated, Inc.	74,800	182,524
*	Adaltis, Inc.	5,500	9,256
	Addax Petroleum Corp.	5,400	206,993
*	Aeterna Zentaris, Inc.	6,800	25,239
	AGF Management, Ltd. Class B Non-Voting	15,684	540,347
	Agnico Eagle Mines, Ltd.	5,500	200,079
	Agricore United	8,200	156,932
	Agrium, Inc.	18,400	709,783
# *	Ainsworth Lumber Co., Ltd.	1,900	14,033
	Akita Drilling, Ltd.	5,400	93,399
*	Alberta Clipper Energy, Inc.	6,600	22,893
	Alcan, Inc.	29,754	2,581,777
*	Alexco Resource Corp.	9,700	48,790
*	Algoma Steel, Inc.	6,500	340,375
	Alimentation Couche-Taro, Inc. Subordinated Voting Class B	6,200	133,205
*	Alliance Atlantis Communications, Inc. Series B Non-Voting	4,700	228,057
*	Altius Minerals Corp.	2,700	32,564
	Amerigo Resources, Ltd.	45,100	109,630
	Amica Mature Lifestyles, Inc.	1,600	18,325
	Andrew Peller, Ltd.	900	9,003
# *	Angiotech Pharmaceuticals, Inc.	15,800	106,210
*	Antrim Energy, Inc.	12,800	68,212
*	Anvil Mining, Ltd.	10,500	156,675
*	Aquiline Resources, Inc.	1,500	12,692
*	Arawak Energy Corp.	22,700	62,820
*	Aspreva Pharmaceuticals Corp.	4,000	80,740
	Astral Media, Inc. Class A	12,100	492,779
#	Atco, Ltd. Class 1 Non-Voting	9,600	495,797
*	Atlantis Systems Corp.	2,500	1,075
*	Atrium Biotechnologies, Inc.	5,814	104,365
*	ATS Automation Tooling System, Inc.	11,200	83,141
*	Augusta Resource Corp.	25,200	60,785
	AUR Resources, Inc.	15,700	438,297
*	Aurizon Mines, Ltd.	17,600	57,427
*	Aurora Energy Resources, Inc.	1,300	21,804
*	Axcan Pharma, Inc.	12,000	225,505
*	AXIA NetMedia Corp.	11,500	73,111
# *	Ballard Power Systems, Inc.	18,300	83,835

#	Bank of Montreal	38,783	2,583,841
#	Bank of Nova Scotia	70,301	3,539,369
*	Bankers Petroleum, Ltd.	66,000	32,704
	Barrick Gold Corp.	76,517	2,224,830
#	BCE, Inc.	20,716	765,036
	Bell Aliant Regional Communications Income Fund	1,300	38,127
*	Berens Energy, Ltd.	26,800	27,812
	Biovail Corp.	29,900	724,298
*	Birchcliff Energy, Ltd.	18,400	83,777
*	Bombardier, Inc. Class B	138,400	688,377
*	Boralex, Inc. Class A	10,400	150,808
*	Bow Valley Energy, Ltd.	1,900	10,534
	BPO Properties, Ltd.	600	39,267
*	Breaker Energy	10,700	66,125
*	Breakwater Resources, Ltd.	87,000	193,586
#	Brookfield Asset Management, Inc. Series A Limited Voting	9,375	395,300
	Brookfield Properties Corp.	7,500	197,317
	CAE, Inc.	24,615	320,115
	Calfrac Well Services, Ltd.	7,200	154,420
*	Calvalley Petroleum, Inc.	6,000	42,633
	Cameco Corp.	11,600	601,690
	Canacord Capital, Inc.	2,200	45,765
	Canada Bread Co., Ltd.	5,200	273,710
*	Canadian Hydro Developers, Inc.	25,400	150,320
#	Canadian Imperial Bank of Commerce	9,700	931,367
#	Canadian National Railway Co.	33,200	1,809,611
	Canadian National Resources, Ltd.	13,500	898,275
	Canadian Pacific Railway, Ltd.	22,100	1,576,505
# *	Canadian Superior Energy, Inc.	51,900	176,138
#	Canadian Tire Corp. Class A Non-Voting	11,800	872,423
	Canadian Utilities, Ltd. Class A Non-Voting	6,800	317,685
	Canadian Western Bank	13,500	328,665
	Canam Group, Inc. Class A Subordinate Voting	9,800	92,997
*	Canfor Corp.	16,100	196,734
*	Cangene Corp.	11,500	88,164
*	CanWest Global Communications Corp.	15,800	153,037
*	Capstone Mining Corp.	36,600	85,888
*	Cardiome Pharma Corp.	3,700	36,460
#	Cascades, Inc.	17,100	200,800
*	Caspian Energy, Inc.	18,000	10,939
*	Catalyst Paper Corp.	46,900	160,484
	CCL Industries, Inc. Class B Non-Voting	5,500	220,082
*	Celestica, Inc. Subordinate Voting	34,200	224,461
*	Celtic Exploration, Ltd.	2,600	35,611
*	Ceramic Protection Corp.	500	7,101
*	Certicom Corp.	2,000	8,788
*	CGI Group, Inc.	72,900	786,524
*	Chariot Resouces, Ltd.	6,000	5,441
	CHC Helicopter Corp. Class A Subordinate Voting	4,100	97,670
	Cinram International, Inc. Income Fund	5,000	125,047
	Clairvest Group, Inc.	1,000	12,266
#	Clarke, Inc.	2,500	43,474
*	Claude Resources, Inc.	25,100	34,261
*	Coalcorp Mining, Inc.	6,000	3,646
	Cogeco Cable, Inc. Subordinate Voting	6,000	240,034
*	Cognos, Inc.	6,100	243,692
*	COM DEV International, Ltd.	3,000	13,743
# *	Compton Petroleum Corp.	21,300	247,929

*	Connacher Oil & Gas, Ltd.	48,500	167,773
*	Constellation Copper Corp.	11,500	13,547
*	Cordero Energy, Inc.	10,900	61,144
*	Corridor Resources, Inc.	6,000	63,949
	Corus Entertainment, Inc. Class B Non-Voting	9,800	453,534
*	Cott Corp.	14,000	225,524
*	Crew Energy, Inc.	4,600	50,920
*	Crew Gold Corp.	6,000	11,556
*	Cryptologic, Inc.	900	21,717
*	Crystallex International Corp.	43,500	199,280
*	Cyries Energy, Inc.	10,900	128,505
*	Dalsa Corp.	2,200	25,155
*	Denison Mines Corp.	16,804	218,062
*	Domtar Corp.	59,000	637,107
	Dorel Industries, Inc. Class B Subordinate Voting	6,300	203,207
*	Draxis Health, Inc.	8,600	51,780
*	Dundee Corp. Class A Subordinate Voting	4,800	276,440
	Dundee Wealth Management, Inc.	22,000	350,898
*	Duvernay Oil Corp.	8,400	320,812
*	Dynatec Corp.	45,200	215,097
*	Eastern Platinum, Ltd.	103,300	238,548
*	Eldorado Gold Corp.	35,700	205,268
#	Emera, Inc.	5,700	115,108
*	Emergis, Inc.	18,200	110,602
	Empire Co., Ltd. Class A Non-Voting	5,200	205,939
	Enbridge, Inc.	38,513	1,367,183
	EnCana Corp.	62,100	3,814,482
*	Endeavour Silver Corp.	11,300	58,000
*	Endev Energy, Inc.	46,200	50,969
	Enerflex Systems Income Fund	5,600	54,346
*	Energy Metals Corp.	10,000	170,157
	Enghouse Systems, Ltd.	6,100	45,054
	Ensign Energy Services, Inc.	27,800	578,040
*	Equinox Minerals, Ltd.	76,400	230,714
	Equitable Group, Inc.	1,400	45,484
*	Euro Goldfields, Ltd.	8,500	40,291
	Exco Technologies, Ltd.	6,000	25,243
*	Exfo Electro-Optical Engineering, Inc.	11,300	75,538
	Extendicare Real Estate Investment Trust	5,400	86,988
	Fairfax Financial Holdings, Inc. Subordinate Voting	3,900	787,730
	Finning International, Inc.	26,100	740,102
*	First Calgary Petroleums, Ltd. Class A	39,500	186,495
	First Quantum Minerals, Ltd.	4,100	327,739
*	Firstservice Corp.	5,200	178,908
*	Flint Energy Services, Ltd.	9,400	237,285
*	FNX Mining Co., Inc.	11,300	368,285
*	Forbes Medi-Tech, Inc.	29,100	21,221
*	Formation Capital Corp.	53,900	43,842
#	Fortis, Inc.	21,200	559,533
*	Forzani Group, Ltd. Class A	7,700	182,062
*	Fraser Papers, Inc.	6,400	34,405
*	Fronteer Development Group, Inc.	5,100	61,175
*	Galleon Energy, Inc. Class A	8,900	143,785
*	Garda World Security Corp. Class A	2,500	55,628
*	Genesis Land Development Corp.	8,400	62,277
	Gennum Corp.	3,700	42,895
*	Gentry Resources, Ltd.	9,300	33,910
	George Weston, Ltd.	7,700	539,202

	Gerdau Ameristeel Corp.	26,600	415,812
*	Gildan Activewear, Inc.	8,200	286,494
*	Gold Eagle Mines, Ltd.	16,300	106,980
#	Goldcorp, Inc.	37,889	911,447
*	Golden Star Resources, Ltd.	52,300	206,344
*	Great Basin Gold, Ltd.	20,300	50,294
*	Great Canadian Gaming Corp.	16,700	223,739
#	Great West Lifeco, Inc.	7,900	260,059
*	Greystar Resources, Ltd.	600	4,488
*	Groupe Laperriere & Verreault, Inc. Series A	4,500	172,915
*	Hanfeng Evergreen, Inc.	6,500	64,295
*	Hemisphere GPS, Inc.	17,000	43,708
*	Heritage Oil Corp.	600	25,383
*	Heroux-Devtek, Inc.	2,300	19,246
*	High River Gold Mines, Ltd.	118,600	288,295
	Home Capital Group, Inc.	3,000	112,163
*	HudBay Minerals, Inc.	7,600	174,865
#	Husky Energy, Inc.	3,100	258,758
	Husky Injection Molding Systems, Ltd.	28,200	210,393
*	Hydrogenics Corp.	10,000	10,004
	IAMGOLD Corp.	56,382	411,163
#	IGM Financial, Inc.	6,700	337,192
*	Imaging Dynamics Co., Ltd.	2,600	3,233
# *	Imax Corp.	2,900	13,014
*	Imperial Metals Corp.	3,600	46,952
#	Imperial Oil, Ltd.	5,203	241,519
*	Indigo Books & Music, Inc.	2,000	31,582
	Industrial Alliance Insurance & Financial Services, Inc.	18,200	655,275
	ING Canada, Inc.	15,000	654,357
	Inmet Mining Corp.	8,600	614,768
*	International Forest Products, Ltd. Series A	16,600	142,627
	International Royalty Corp.	22,400	159,372
*	Intertape Polymer Group, Inc.	11,800	55,823
	Ipsco, Inc.	6,527	1,024,817
*	Iteration Energy, Ltd.	35,900	204,404
*	Ivanhoe Energy, Inc.	28,200	48,512
*	Ivanhoe Mines, Ltd.	9,700	137,030
#	Jean Coutu Group PJC, Inc. Class A Subordinate Voting	43,400	594,843
*	Kaboose, Inc.	10,300	32,067
	Killam Proper, Inc.	1,325	12,697
	Kingsway Financial Services, Inc.	14,300	273,807
*	Kinross Gold Corp.	26,238	349,807
*	Kirkland Lake Gold, Inc.	6,300	73,861
*	Labopharm, Inc.	5,000	31,507
*	Lake Shore Gold Corp.	7,300	12,353
*	Laramide Resources, Ltd.	2,400	24,301
	Laurentian Bank of Canada	5,800	186,266
	Leon’s Furniture Ltd.	2,000	115,464
	Linamar Corp.	17,600	319,222
*	Lionore Mining International, Ltd.	27,500	733,265
*	Lions Gate Entertainment Corp.	2,900	34,365
	Loblaw Companies, Ltd.	14,600	682,498
# *	Lundin Mining Corp.	88,200	1,073,639
*	MacDonald Dettweiler & Associates, Ltd.	4,000	165,108
*	Magellan Aerospace Corp.	6,300	15,314
#	Magna International, Inc. Class A	17,687	1,577,047
*	Mahalo Energy	5,700	22,862
*	Major Drilling Group International, Inc.	3,200	110,636

#	Manitoba Telecom Services, Inc.	6,700	309,130
#	Manulife Financial Corp.	125,143	4,668,293
*	Martinrea International, Inc.	15,000	244,297
	MDS, Inc.	38,926	790,093
*	Mega Bloks, Inc.	6,200	122,481
# *	Mega Uranium, Ltd.	20,900	124,079
	Melcor Developments, Ltd.	4,200	107,592
*	Meridian Gold, Inc.	7,100	181,483
	Methanex Corp.	17,200	446,885
#	Metro, Inc. Class A Subordinate Voting	18,800	661,234
*	MGM Energy Corp.	248	716
#	Mi Developments, Inc.	10,100	390,931
*	Miramar Mining Corp.	20,300	85,406
	Morguard Corp.	2,000	89,566
	Mosaid Technologies, Inc.	1,400	32,631
#	National Bank of Canada	24,900	1,514,114
*	Neo Material Technologies, Inc.	5,100	17,499
# *	Neurochem, Inc.	4,300	25,287
	New Maple Leaf Foods, Inc.	18,600	281,887
	Nexen, Inc.	26,530	799,918
	Niko Resources, Ltd.	2,000	181,358
	Norbord, Inc.	23,800	201,597
*	Nortel Networks Corp.	16,010	416,715
*	North American Palladium, Ltd.	8,700	96,061
#	Northbridge Financial Corp.	11,900	380,052
# *	Northern Orion Resources, Inc.	46,400	252,476
*	Northgate Minerals Corp.	70,400	226,417
*	Northstar Aerospace, Inc.	2,200	10,284
#	Nova Chemicals Corp.	16,600	591,305
*	Nuvista Energy, Ltd.	10,700	155,058
*	Oilexco, Inc.	20,900	224,124
	Onex Corp.	23,900	851,560
*	Open Text Corp.	13,800	316,099
*	OPTI Canada, Inc.	39,100	886,111
*	Pacific Stratus Energy, Ltd.	1,300	17,320
*	Pan Amer Silver Corp.	5,100	142,901
*	Paramount Resources, Ltd. Class A	10,800	269,091
	Pason Systems, Inc.	5,100	78,960
*	Patheon, Inc.	26,800	112,502
*	Pearl Exploration & Production, Ltd.	5,658	27,560
*	Peerless Energy	2,000	6,264
#	Penn West Energy Trust	2,800	97,722
# *	Peru Copper, Inc.	18,900	98,069
# *	Petrobank Energy & Resources, Ltd.	5,500	133,952
	Petro-Canada	38,400	1,941,541
*	Polaris Miner	6,700	66,399
*	PolyMet Mining Corp.	16,300	59,129
	Potash Corp. of Saskatchewan, Inc.	9,600	679,701
#	Power Corp. of Canada, Ltd.	52,100	1,946,444
#	Power Financial Corp.	17,200	661,724
	Precision Drilling Trust	1,500	38,496
*	ProEx Energy, Ltd.	3,900	57,392
*	ProspEx Resouces, Ltd.	900	3,786
	Pulse Data, Inc.	27,900	66,516
*	QLT, Inc.	16,600	124,935
*	Quadra Mining	5,000	58,059
	Quebecor World, Inc.	24,600	301,980
	Quebecor, Inc. Class B Subordinate Voting	12,000	433,283

*	Queenstake Resources, Ltd.	260,800	40,232
	Quest Capital Corp.	57,000	171,064
*	Rally Energy Corp.	9,400	45,699
*	Real Resources, Inc.	9,800	95,196
	Reitmans Canada, Ltd.	7,800	181,947
*	Research In Motion, Ltd.	3,000	497,766
*	Resverlogix Corp.	1,000	19,531
	Richelieu Hardware, Ltd.	2,400	54,099
*	Rider Resources, Ltd.	5,700	50,093
*	Rio Narcea Gold Mines, Ltd.	33,200	173,822
	Ritchie Brothers Auctioneers, Inc.	3,000	177,823
	Rogers Communications, Inc. Class B Non-Voting	6,300	260,753
*	RONA, Inc.	29,400	635,223
	Rothmans, Inc.	6,200	131,234
#	Royal Bank of Canada	33,494	1,826,575
*	Rubicon Minerals Corp.	20,600	36,786
	Russel Metals, Inc.	14,300	409,908
	Samuel Manu Tech, Inc.	4,700	56,333
	Saputo, Inc.	9,700	382,069
# *	Saskatchewan Wheat Pool, Inc.	18,500	162,584
*	Savanna Energy Services Corp.	12,800	269,260
*	Saxon Energy Services, Inc.	13,700	70,319
*	SEMAFO, Inc.	18,800	28,298
	Shaw Communictions, Inc. Class B Non-Voting	6,900	287,715
	Shawcor, Ltd.	10,400	285,378
#	Sherritt International Corp.	47,200	681,788
	Shoppers Drug Mart Corp.	6,600	311,118
*	Shore Gold, Inc.	43,800	192,464
*	Sierra Wireless, Inc.	5,000	108,358
# *	Silver Wheaton Corp.	18,700	213,819
*	Silvercorp Metals, Inc.	3,100	52,401
*	Sino-Forest Corp.	25,500	311,121
	SNC-Lavalin Group, Inc.	4,000	148,392
	Sobeys, Inc.	5,200	279,787
	Softchoice Corp.	3,300	48,593
	St. Lawrence Cement Group, Inc. Class A	5,900	223,401
*	Stantec, Inc.	9,800	321,872
	Stella-Jones, Inc.	1,600	70,307
*	Storm Exploration, Inc.	2,300	18,708
*	Stornoway Diamond Corp.	4,500	4,418
*	Stratos Global Corp.	3,600	22,450
#	Sun Life Financial, Inc.	52,600	2,483,452
	Suncor Energy, Inc.	7,418	646,023
*	SunOpta, Inc.	9,700	113,995
*	SXR Uranium One, Inc.	11,900	184,241
*	Synenco Energy, Inc.	13,000	191,427
*	Systems Xcellence, Inc.	1,700	43,295
*	Tahera Diamond Corp.	15,580	10,342
#	Talisman Energy, Inc.	31,600	639,327
*	Tanzanian Royalty Exploration Corp.	5,800	29,228
*	Taseko Mines, Ltd.	6,000	21,204
*	Technicoil Corp.	33,900	32,328
	Teck Cominco Class B	38,300	1,614,215
	Telus Corp.	4,514	274,360
# *	Tembec, Inc.	26,800	29,566
*	Tenke Mining Corp.	8,300	178,633
*	Tesco Corp.	5,400	166,756
*	The Descartes Systems Group, Ltd.	2,600	11,449

#	The Thomson Corp.	15,000	635,004
*	Theratechnologies, Inc.	5,800	66,156
*	Thompson Creek Metals Company, Inc.	11,400	187,904
	Tim Hortons, Inc.	4,200	130,563
*	TLC Vision Corp.	21,900	128,992
	Toromont Industries, Ltd.	10,500	276,832
#	Toronto Dominion Bank	47,200	3,257,135
	Torstar Corp. Class B Non-Voting	13,100	277,040
#	Transalta Corp.	32,738	866,810
	Transat A.T., Inc. Class A	500	16,759
	Transat A.T., Inc. Class B	2,900	96,603
#	TransCanada Corp.	47,511	1,743,018
	Transcontinental, Inc. Class A	16,000	317,128
*	Transglobe Energy Corp.	4,900	19,012
	Trican Well Service, Ltd.	6,200	148,276
#	TSX Group, Inc.	5,000	198,719
*	Tundra Semiconductor Corp.	5,800	53,141
	TVA Group, Inc. Class B	2,200	33,547
*	UEX Corp.	10,500	69,208
	Uni-Select, Inc.	3,300	97,926
*	Uranium Participation Corp.	8,100	121,243
*	UTS Energy Corp.	36,500	182,568
	Van Houtte, Inc.	5,800	135,239
*	Vector Aerospace Corp.	7,900	45,867
*	Vero Energy, Inc.	4,500	33,657
*	Virginia Mines, Inc.	550	2,797
*	Vitran Corp., Inc.	600	12,246
	West Fraser Timber Co., Ltd.	8,700	337,556
*	Westaim Corp.	9,100	5,700
*	Western Canadian Coal Corp.	21,700	45,648
*	Western Copper Corp.	1,000	1,674
*	Western Financial Group, Inc.	3,700	19,683
*	Western Oil Sands, Inc. Series A	5,300	186,659
*	Westjet Airlines, Ltd.	18,000	256,806
*	Wi-LAN, Inc.	12,600	60,550
	Winpak, Ltd.	11,500	96,765
*	Wireless Matrix Corp.	6,300	6,715
*	Workbrain Corp.	1,300	15,156
*	Xantrex Technology, Inc.	5,300	51,385
	Xceed Mortgage Corp.	7,500	49,014
*	Xtreme Coil Drilling Corp.	6,100	65,015
	Yamana Gold, Inc.	47,400	636,816
*	YM Biosciences, Ltd.	15,400	28,940
*	Zarlink Semiconductor, Inc.	40,900	74,565
TOTAL — CANADA			113,368,523

DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
	A P Moller - Maersk A.S.	104	1,267,939
*	Aktieselskabet Ringkjoebing Bank A.S.	175	30,449
#	Aktieselskabet Roskilde Bank A.S.	2,645	303,363
#	Aktieselskabet Skjern Bank A.S.	210	31,463
*	Alm. Brand A.S.	2,450	167,403
	Amagerbanken A.S.	3,000	202,953
	Ambu A.S.	1,570	30,312
	Auriga Industries A.S. Series B	2,400	77,104
#	Bang & Olufsen Holding A.S. Series B	1,850	233,023

*	Bavarian Nordic A.S.	1,330	129,728
	Biomar Holding A.S.	700	41,692
*	Capinordic A.S.	4,500	22,625
	Carlsberg A.S. Series B	4,600	557,857
	Codan A.S.	4,050	442,052
	Coloplast A.S.	2,100	181,816
	Dampskibs Norden	8,600	518,187
	Dampskibsselsk Torm A.S.	1,800	71,190
	Dampskibsselskabet Torm A.S. ADR	2,697	214,034
	Danisco A.S.	9,700	821,171
	Danske Bank A.S.	42,500	1,847,959
	De Sammenslut Vogmaend	16,000	326,137
	DFDS A.S.	1,250	169,619
	DiBa Bank A.S.	970	84,119
	Djursland Bank A.S.	150	20,045
	DLH A.S. Series B	2,100	48,489
	East Asiatic Co., Ltd.	4,150	232,453
*	EDB Gruppen A.S.	400	15,160
	Fionia Bank A.S. Rights	325	102,678
	FLSmidth & Co. A.S.	1,700	137,865
	Fluegger A.S. Series B	350	46,167
	Forstaedernes Bank A.S.	3,900	171,725
*	Genmab A.S.	2,400	172,322
*	GN Great Nordic A.S.	37,900	441,378
	H&H International A.S. Series B	110	45,986
	H. Lundbeck A.S.	4,400	109,677
	Harboes Bryggeri A.S.	650	26,278
	Hedegaard (Peder P.) A.S.	230	24,073
#	IC Companys A.S.	800	47,984
*	ITH Industri Invest A.S.	800	24,861
*	Jyske Bank A.S.	13,250	1,013,085
*	Lastas A.S. Series B	1,600	66,176
#	Mols-Linien A.S.	400	39,354
# *	NeuroSearch A.S.	1,000	52,744
	NKT Holding A.S.	3,200	322,568
	Nordjyske Bank A.S.	740	30,364
	Norresundby Bank A.S.	40	27,568
	Novo-Nordisk A.S. Series B	1,000	105,112
	Novo-Nordisk A.S. Sponsored ADR	4,700	494,581
	Novozymes A.S. Series B	1,500	160,576
	Ostjydsk Bank A.S. (4660767)	140	31,648
*	Ostjydsk Bank A.S. (B1W8S26)	12	2,714
# *	Parken Sport & Emtertainment A.S.	400	132,584
	Per Aarsleff A.S. Series B	300	37,122
*	Pharmexa A.S.	10,000	34,270
#	Ringkjoebing Landbobank Aktieselskab A.S.	1,310	272,199
	Rockwool International A.S.	850	249,144
	Royal Unibrew A.S.	875	118,861
# *	RTX Telecom A.S.	1,400	14,523
	Sanistal A.S. Series B	400	91,714
	Satair A.S.	700	38,266
	Schouw & Co. A.S.	2,600	242,846
	SimCorp A.S.	450	105,580
	Sjaelso Gruppen A.S.	5,150	213,550
	Sondagsavisen A.S.	3,000	54,147
	Spar Nord Bank A.S.	9,550	237,538
	Sparbank	710	56,513
	Sparekassen Faaborg A.S.	130	62,184

	Sydbank A.S.	14,770	800,416
	Thrane & Thrane A.S.	600	34,470
	Tivoli A.S.	90	70,277
# *	TK Development A.S.	4,000	100,245
*	Topdanmark A.S.	2,200	405,766
*	TopoTarget A.S.	5,400	33,149
*	Vestas Wind Systems A.S.	14,600	1,023,137
#	Vestjysk Bank A.S.	1,055	61,742
*	William Demant Holding A.S.	1,100	112,109
TOTAL — DENMARK			16,388,178

FINLAND — (1.3%)
COMMON STOCKS — (1.3%)
	Alandsbanken AB Series B	1,000	34,507
*	Aldata Solutions Oyj	22,500	55,450
	Alma Media Corp.	5,400	75,387
#	Amer Sports Oyj Series A	10,750	246,130
	BasWare Oyj	3,100	52,978
	Cargotec Oyj Series B	4,900	309,027
	Componenta Oyj	4,400	80,383
	Cramo P.L.C.	6,300	296,158
#	Elcoteq SE	1,400	11,848
#	Elektrobit Corp. Oyj	20,500	48,258
#	Elisa Oyj	39,350	1,136,914
	eQ Oyj	7,300	74,692
	Finnair Oyj	14,400	242,093
	Finnlines Oyj	3,800	83,376
	Fiskars Oyj Abp Series A	10,400	184,024
	Fortum Oyj	59,400	1,953,216
	F-Secure Oyj	10,500	33,331
	HKScan Oyj Series A	7,400	183,672
	Huhtamaki Oyj	15,150	271,135
	Ilkka-Yhtyma Oyj	1,200	17,005
#	KCI Konecranes Oyj	4,200	176,977
	Kemira GrowHow Oyj	20,400	329,401
	Kemira Oyj	16,300	367,033
	Kesko Oyj	16,300	1,126,683
	Kone Oyj Series B	5,800	347,503
#	Kyro Oyj Abp	9,400	51,066
	Laennen Tehtaat Oyj	950	28,131
	Lassila & Tikanoja Oyj	3,500	127,611
	Lemminkainen Oyj	2,500	180,344
	Metso Corp. Sponsored ADR	8,500	472,600
	Metso Oyj	2,800	155,901
	M-Real Oyj Series B	46,000	312,547
	Neste Oil Oyj	19,000	717,222
	Nokia Oyj	17,100	468,105
	Nokia Oyj Sponsored ADR	52,300	1,431,974
	Nokian Renkaat Oyj	9,830	342,734
*	Okmetic Oyj	6,300	37,839
#	OKO Bank P.L.C. Class A	25,800	520,691
#	Olvi Oyj Series A	3,350	131,636
	Oriola-KD Oyj Class A	1,000	4,370
	Oriola-KD Oyj Class B	2,200	9,726
	Orion Oyj Series A	2,600	64,478
	Orion Oyj Series B	7,400	183,066
	Outokumpu Oyj Series A	29,600	1,061,855

# *	Perlos Oyj	2,650	14,322
	PKC Group Oyj	2,200	31,958
	Ponsse Oyj	1,600	32,353
	Poyry Oyj	6,900	151,052
	Raisio Group P.L.C.	35,500	96,523
	Ramirent Oyj	10,000	277,142
	Rapala VMC Oyj	10,000	78,723
#	Rautaruukki Oyj Series K	19,200	1,190,604
	Sampo Oyj	68,100	2,155,575
#	SanomaWSOY Oyj	21,170	665,016
*	Satama Interactive Oyj	23,700	37,638
	Sponda Oyj	6,200	100,957
	Stockmann Oyj Abp Series A	2,400	116,101
	Stockmann Oyj Abp Series B	5,800	278,237
	Stora Enso Oyj Series R	17,700	338,009
	Stora Enso Oyj Sponsored ADR	79,000	1,505,740
	Tecnomen Oyj	21,200	36,772
#	TietoEnator Oyj	17,220	549,308
#	Tiimari P.L.C.	4,700	29,090
	Turkistuottajat Oyj	1,600	23,713
	UPM-Kymmene Oyj	15,400	399,168
	UPM-Kymmene Oyj Sponsored ADR	69,372	1,796,735
	Uponor Oyj Series A	5,000	206,925
#	Vacon Oyj	900	37,058
	Vaisala Oyj Series A	950	48,145
#	Wartsila Corp. Oyj Series B	8,900	590,390
	YIT Oyj	9,400	327,362
TOTAL COMMON STOCKS			25,153,693

RIGHTS/WARRANTS — (0.0%)
*	Sponda Oyj Rights 02/02/07	6,200	—
TOTAL — FINLAND			25,153,693

FRANCE — (6.5%)
COMMON STOCKS — (6.5%)
#	Accor SA	13,686	1,271,626
	Air France-KLM	24,109	1,231,299
#	Air Liquide SA	6,421	1,524,165
#	Alcatel-Lucent SA	103,869	1,446,527
	Alcatel-Lucent SA Sponsored ADR	67,800	930,216
*	Alstom SA	4,094	647,903
# *	Alten SA	1,680	64,480
# *	Altran Technologies SA	19,072	175,367
	April Group SA	2,752	146,847
# *	Archos	364	14,016
*	Arkema Sponsored ADR	460	30,130
	Arkopharma	2,469	43,586
#	Assystem	3,965	80,762
*	Atos Origin SA	19,237	1,183,044
#	Aubay SA	3,774	44,634
*	Avanquest Software	1,259	24,525
#	AXA SA	3,554	155,276
	AXA SA Sponsored ADR	163,300	7,134,577
#	Bacou-Dalloz	1,496	204,734
	Beneteau SA	1,196	154,033
# *	bioMerieux designs	1,800	154,185

#	BNP Paribas SA	80,387	9,746,730
#	Boiron SA	2,461	76,293
	Bonduelle SA	703	86,745
	Bongrain SA	1,681	191,049
# *	Bourbon SA	4,972	364,215
#	Bouygues SA	12,777	1,127,489
	Bricorama SA	699	43,124
*	Bull SA	1,635	10,798
*	Business Objects SA	3,242	133,842
*	Business Objects SA Sponsored ADR	18,000	739,980
	Canal Plus SA	5,836	64,909
	Capgemini SA	20,632	1,573,310
#	Carbone Lorraine SA	2,888	210,284
#	Carrefour SA	10,815	787,723
#	Casino Guichard Perrachon SA	7,751	819,789
#	Cegedim SA	962	106,625
#	Cegid Group	485	24,926
	CFF Recycling SA	2,257	143,268
	Cie Generale D’Optique Essilor Intenational SA	4,006	481,034
#	Ciments Francais SA	4,483	1,063,093
#	Clarins SA	1,973	167,967
*	Club Mediterranee SA	3,289	220,096
#	CNP Assurances	9,417	1,260,389
	Compagnie de Saint-Gobain	32,140	3,521,733
*	Compagnie Generale de Geophysique-Veritas SA	431	96,029
*	Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	8,000	355,840
#	Compagnie Generale des Establissements Michelin Series B	15,873	2,078,863
#	Credit Agricole SA	53,792	2,218,581
	Damartex SA	174	6,211
	Dassault Systemes SA	1,044	63,383
#	Dassault Systemes SA ADR	2,300	139,794
#	Delachaux SA	1,026	94,028
#	Dior (Christian) SA	2,658	347,672
#	Eiffage SA	2,914	409,119
	Electricite de Strasbourg	606	142,772
*	Entrepose Contracting	600	52,478
	Esso SA	758	219,171
*	Establissements Maurel et Prom	7,896	176,087
	Etam Developpement SA	1,296	112,438
	Euler Hermes SA	8,224	1,190,240
# *	Euro Disney SCA	580,041	70,243
#	European Aeronautic Defence & Space Co.	76,568	2,403,348
	Exel Industries SA	502	54,091
# *	Faurecia SA	3,987	307,430
	Fimalac SA	2,895	314,040
	Fininfo SA	2,100	38,843
#	Fleury Michon SA	463	30,467
# *	France Telecom SA	20,447	627,720
*	France Telecom SA Sponsored ADR	114,200	3,508,224
	Gascogne SA	262	28,521
# *	Gaumont SA	223	20,657
	Geodis SA	602	133,746
#	GFI Informatique SA	12,831	161,633
#	GL Events	1,397	99,638
	Groupe Crit	392	22,091
#	Groupe Danone	641	100,364
	Groupe Danone Sponsored ADR	18,100	565,444

# *	Groupe Go Sport SA	568	53,645
*	Groupe Open SA	2,036	35,688
#	Groupe Steria SCA	3,024	194,851
# *	Guerbet SA	171	35,828
#	Guyenne et Gascogne SA	1,395	235,633
	Haulotte Group SA	2,830	104,530
	Havas SA	72,440	435,466
#	Hermes International SA	2,313	322,014
#	Iliad SA	2,800	281,939
	Imerys SA	6,461	644,021
#	IMS International Metal Service SA	4,499	203,690
*	Infogrames Entertainment SA	170,186	54,929
#	Ingenico SA	3,051	88,798
#	Ipsos SA	4,641	185,459
#	JC Decaux SA	18,699	620,990
	Kaufman et Broad SA	1,391	111,984
#	LaFarge SA	7,174	1,241,567
	Lafarge SA Sponsored ADR	56,000	2,420,880
#	Lafuma SA	317	24,664
#	Lagardere S.C.A.	19,934	1,663,345
	Laurent-Perrier	326	43,155
#	Lectra	2,553	21,990
	Lisi SA	837	90,515
#	L’Oreal SA	9,374	1,113,031
#	LVMH (Louis Vuitton Moet Hennessy)	4,652	549,128
#	M6 Metropole Television	4,757	165,447
*	Maisons Franc	470	40,090
#	Manitou BF SA	3,082	178,686
	Manutan International SA	423	35,832
	Montupet SA	2,906	80,423
#	Mr. Bricolage SA	2,308	68,235
#	Natixis	5,600	146,651
*	Naturex	395	27,076
	Neopost SA	2,317	343,544
	Nexans SA	7,218	1,162,581
	Nexity	5,500	494,604
#	Norbert Dentressangle	519	51,233
#	NRJ Group	3,110	57,702
#	Oberthur Card Systems SA	12,572	95,019
	Orco Property Group	1,007	169,202
*	Orpea	1,217	128,045
	PagesJaunes SA	18,000	385,015
# *	Penauille Polyservices SA	2,246	23,095
#	Pernod-Ricard SA	9,700	2,129,783
#	Petit Forestier SA	280	27,561
#	Peugeot SA	25,063	1,984,925
	Pierre & Vacances	1,111	175,535
#	Plastic Omnium SA	2,854	149,500
	Plastivaloire SA	1,015	31,893
#	PPR SA	11,563	2,109,781
	Publicis Groupe	1,433	64,958
	Publicis Groupe ADR	18,100	821,740
#	Radiall SA	200	29,271
	Rallye SA	6,361	442,377
	Remy Cointreau SA	5,468	395,816
#	Renault SA	17,763	2,538,086
*	Rhodia SA	115,650	483,272
#	Robertet SA	268	50,801

*	Rodriguez Group SA	1,164	58,461
#	Rougier SA	180	45,058
	Rubis SA	1,409	134,352
#	Safran SA	39,123	1,006,101
*	Saft Groupe SA	900	35,316
	SAMSE SA	320	47,367
#	Sanofi - Aventis	2,000	192,661
	Sanofi - Aventis ADR	154,095	7,411,969
	Schneider Electric SA	24,378	3,515,290
#	SCOR SE (B1LB9P6)	31,884	870,901
*	SCOR SE (4797364)	9	25
#	SEB SA	2,005	376,408
#	Sechilienne SA	1,722	112,539
#	Societe BIC SA	7,099	526,274
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	89	86,197
#	Societe Generale Paris	26,691	5,198,901
	Societe Immobiliere de Location pour l’Industrie et le Commerce	288	52,399
	Societe Industrielle D’Aviations Latecoere SA	701	24,655
#	Societe Television Francaise 1	6,567	233,619
	Sodexho Alliance SA	3,163	238,876
	Sodexho Alliance SA Sponsored ADR	3,800	287,356
# *	Soitec SA	9,862	225,539
#	Somfy SA	558	184,426
#	Sopra Group SA	986	93,712
	Spir Communication SA	198	29,772
#	Stallergenes SA	892	77,904
	Ste Virbac SA	1,272	100,832
	STEF-TFE SA	2,280	159,182
	Sucriere de Pithiviers Le Vieil	33	27,921
#	Suez SA	4,083	234,674
	Suez SA ADR	700	40,264
#	Synergie SA	1,085	67,077
#	Technip SA	3,990	309,020
	Technip SA ADR	23,300	1,802,022
#	Teleperformance SA	9,226	415,583
	Tessi SA	412	28,268
#	Thales SA	4,541	277,882
*	Theolia SA	2,651	99,762
	Thomson	59,213	1,138,329
*	Thomson Sponsored ADR	15,000	288,450
#	Total SA	19,007	1,432,596
	Total SA Sponsored ADR	50,600	3,817,770
	Toupargel Groupe	290	15,022
	Trigano SA	2,406	142,464
*	UbiSoft Entertainment SA	4,502	225,681
#	Union Financiere de France Banque SA	300	19,978
#	Valeo SA	19,775	1,126,228
	Vallourec (Usines A Tubes de Lorraine Escaut et Vallourec Reunies)	1,388	443,478
#	Veolia Environnement SA	2,750	230,505
	Veolia Environnement SA ADR	10,600	889,764
	Viel et Compagnie	5,851	45,716
	Vilmorin et Cie SA	766	93,954
#	Vinci SA	26,720	2,112,736
	Vivendi SA	110,962	4,832,979
	Vranken Pommery Monopole	1,407	110,440
#	Wendel Investissement	3,003	543,216
	Zodiac SA	5,131	399,275
TOTAL COMMON STOCKS			124,219,214

RIGHTS/WARRANTS — (0.0%)
*	Infogrames Entertainment SA Warrants 12/31/09	3,780	712
TOTAL — FRANCE			124,219,926

GERMANY — (5.8%)
COMMON STOCKS — (5.8%)
	A.S. Creation Tapeton AG	648	44,294
	Aareal Bank AG	11,283	589,868
*	AC-Service AG	4,173	29,541
	ADCapital AG	4,082	63,644
#	Adidas-Salomon AG	10,192	648,755
# *	Adlink Internet Media AG	1,531	37,751
*	ADVA AG Optical Networking	3,330	32,459
*	Aixtron AG	23,204	182,040
	Allianz SE	28,250	6,256,122
	Allianz SE ADR	127,900	2,835,543
	Altana AG ADR	21,400	516,810
	AMB Generali Holding AG	4,097	636,928
*	Analytik Jena AG	3,242	31,844
	Andreae-Noris Zahn AG	1,235	65,365
*	Augusta Technologie AG	3,526	74,221
#	AWD Holding AG	3,367	153,629
	Baader Wertpapierhandelsbank AG	8,136	55,923
#	Balda AG	4,717	69,432
	BASF AG	6,890	852,364
	BASF AG Sponsored ADR	29,000	3,587,300
	Bayer AG	9,647	694,516
	Bayer AG Sponsored ADR	8,000	575,040
#	Bayerische Motoren Werke (BMW) AG	31,844	2,126,331
	Beate Uhse AG	4,391	24,050
	Bechtle AG	1,392	46,919
#	Beiersdorf AG	3,277	234,996
	Bertrandt AG	1,086	40,340
	Bilfinger Berger AG	8,745	857,365
	Biotest AG	1,421	76,474
#	Boewe Systec AG	548	33,202
	Celesio AG	3,991	268,576
*	CENTROTEC Sustainable AG	823	40,407
#	Cewe Color Holding AG	567	29,100
*	ComBOTS AG	1,894	27,984
#	Comdirect Bank AG	8,274	116,707
	Commerzbank AG	101,550	4,982,059
	Computerlinks AG	2,635	54,696
# *	Conergy AG	1,500	115,842
#	Continental AG	4,023	567,052
# *	CTS Eventim AG	1,147	51,729
	Curanum AG	1,530	16,057
*	D&S europe AG	3,783	61,506
*	D. Logistics AG	10,845	31,962
#	DAB Bank AG	3,271	37,909
	DaimlerChrysler AG	65,706	6,004,988
	DaimlerChrysler AG ADR	34,500	3,156,060
#	Data Modul AG	2,096	44,172
*	DEAG Deutsche Entertainment AG	13,909	40,811

	Deutsche Bank AG	30,048	4,570,091
	Deutsche Bank AG ADR	35,300	5,369,130
#	Deutsche Boerse AG	3,715	878,427
	Deutsche Euroshop AG	1,179	93,564
	Deutsche Lufthansa AG	24,006	691,191
	Deutsche Post AG	49,572	1,578,103
	Deutsche Postbank AG	11,200	1,000,931
#	Deutsche Telekom AG	240,114	4,459,189
	Deutsche Telekom AG Sponsored ADR	30,900	572,886
	Deutsche Wohnen AG	2,400	129,076
# *	Deutz AG	5,335	74,442
	Douglas Holding AG	5,665	375,299
*	Drillisch AG	2,378	28,194
*	Duerr AG	2,775	115,170
	DVB Bank AG	271	99,042
	E.ON AG	3,491	574,525
#	E.ON AG Sponsored ADR	169,500	9,295,380
# *	Eckert and Ziegler Strahlen - und Medizintechnik AG	1,958	32,663
# *	Elmos Semiconductor AG	3,626	42,585
*	EM.TV AG	7,400	45,431
	Epcos AG	1,602	34,721
	Epcos AG Sponsored ADR	14,600	320,324
*	Escada AG	393	20,118
	Euwax AG	321	22,136
# *	Evotec AG	14,806	67,405
	Fielmann AG	1,612	110,797
#	Fraport AG	8,943	649,692
*	Freenet AG	9,857	329,057
	Fresenius Medical Care AG & Co.	569	83,700
	Fresenius Medical Care AG & Co. ADR	20,000	981,800
	Fuchs Petrolub AG	622	52,310
*	GEA Group AG	22,329	714,930
	Gerry Weber International AG	1,058	31,535
	Gesco AG	1,146	61,352
#	GFK AG	2,158	103,070
# *	GPC Biotech AG	1,541	45,609
	Grenkeleasing AG	1,847	88,210
#	Hannover Rueckversicherung AG	16,577	795,043
	Hawesko Holding AG	1,492	50,373
	Heidelberger Druckmaschinen AG	6,719	330,852
	Henkel KGAA	2,618	369,753
	Hochtief AG	6,779	782,081
	Hugo Boss AG	1,650	111,127
	Hypo Real Estate Holding AG	32,007	2,208,439
# *	IKB Deutsche Industriebank AG	12,097	447,512
	Indus Holding AG	2,384	96,248
*	Infineon Technologies AG	120,612	1,874,634
*	Infineon Technologies AG ADR	6,000	93,420
	INTERSEROH AG	683	44,762
	Isra Vision Systems AG	1,054	30,283
#	IVG Immobilien AG	6,992	302,900
*	IVU Traffic Technologies AG	12,703	21,174
*	IWKA AG	2,533	87,620
# *	Jenoptik AG	22,208	236,941
	K&S AG	4,291	616,026
# *	KarstadtQuelle AG	6,305	225,301
	Kloeckner-Werke AG	6,345	131,213
	Kontron AG	5,988	109,280

	Krones AG	1,289	279,111
*	KSB AG	214	148,625
	KWS Saat AG	2,056	327,012
*	Lanxess AG	18,600	1,051,062
	Leifheit AG	465	13,335
	Leoni AG	7,535	356,381
# *	Linde AG	18,405	2,036,642
#	MAN AG	4,830	699,921
*	Mania Technologie AG	3,900	8,915
*	Maxdata AG	12,610	22,556
*	Mediclin AG	13,261	81,495
*	Medigene AG	1,679	13,148
# *	Medion AG	7,536	118,465
	Merck KGAA	2,779	365,985
#	Metro AG	5,173	418,371
# *	MLP AG	6,073	138,961
*	Morphosys AG	215	14,529
	MTU Aero Engines Holding AG	4,400	271,553
	Munchener Rueckversicherungs-Gesellschaft AG	19,623	3,680,884
	MVV Energie AG	7,220	313,895
	Norddeutsche Affinerie AG	9,011	330,556
*	Nordex AG	2,049	77,539
	OHB Technology AG	2,466	49,115
#	Oldenburgische Landesbank AG	1,147	84,820
*	Paion AG	3,900	55,069
	PC-Ware AG	613	11,685
#	Pfeiffer Vacuum Technology AG	609	62,092
#	Pfleiderer AG	7,738	260,741
*	Plambeck Neue Energien AG	10,224	46,083
*	Plasmaselect AG	3,271	8,803
*	Premiere AG	17,000	413,327
*	Primacom AG	3,091	43,635
	Progress-Werk Oberkirch AG	638	30,132
	Puma AG Rudolf Dassler Sport	725	323,637
# *	QIAGEN NV	15,468	268,868
# *	QSC AG	6,902	48,198
	Rational AG	494	96,960
	REALTECH AG	2,321	30,098
	Renk AG	322	27,286
# *	REpower Systems AG	837	143,563
	Rheinmetall AG	5,265	497,964
#	Rhoen-Klinikum AG	5,170	320,665
	RWE AG (Neu) Series A	7,554	852,416
#	Salzgitter AG	8,513	1,623,377
	SAP AG	496	23,698
	SAP AG Sponsored ADR	14,600	697,004
	Sartorius AG	986	54,401
	Schlott Sebaldus AG	1,329	38,895
# *	SGL Carbon AG	6,323	239,382
*	SGL Carbon AG Sponsored ADR	7,400	101,824
#	SHB Stuttgarter Invest AG	2,186	108,976
	Siemens AG Sponsored ADR	43,000	5,676,000
# *	Singulus Technologies AG	10,348	143,698
#	Sixt AG	2,155	136,783
#	Software AG	2,099	198,464
*	Solon AG fuer Solartechnik	799	42,769
#	Stada Arzneimittel AG	5,083	328,377
#	Strabag AG	422	147,978

	Stratec Biomedical Systems AG	1,763	56,355
#	Suedzucker AG	12,226	264,950
# *	Suess Microtec AG	7,173	77,510
	Takkt AG	3,116	59,113
#	Techem AG	2,013	148,497
	Technotrans AG	567	17,633
	ThyssenKrupp AG	35,870	2,084,745
# *	TUI AG	54,778	1,492,279
#	United Internet AG	9,981	194,839
	Utimaco Safeware AG	1,545	27,099
	Vivacon AG	810	28,860
#	Volkswagen AG	16,380	2,478,293
# *	Vossloh AG	1,679	196,277
	Wincor Nixdorf AG	3,500	349,773
*	Wirecard AG	7,951	110,776
	Wuerttembergische Lebensversicherung AG	687	35,852
#	Wuerttembergische Metallwarenfabrik AG	596	28,304
TOTAL — GERMANY			111,484,629

GREECE — (0.8%)
COMMON STOCKS — (0.8%)
*	Aegek S.A.	17,590	17,949
	Agricultural Bank of Greece S.A.	53,150	285,565
	Alpha Bank A.E.	58,352	1,843,584
*	Anek Lines S.A.	28,755	83,014
	Aspis Bank S.A.	6,175	30,010
*	Astir Palace Hotels S.A.	4,440	39,628
	Athens Medical Center S.A.	5,810	39,828
	Attica Holdings S.A.	8,510	57,396
	Atti-Kat S.A.	21,980	47,237
	Autohellas S.A.	4,100	36,497
	Babis Vovos International Construction S.A.	1,840	61,486
*	Bank of Attica S.A.	5,375	30,399
	Bank of Greece	3,310	422,028
	Blue Star Maritime S.A.	15,800	83,395
	C. Rokas S.A.	1,380	38,582
	Coca-Cola Hellenic Bottling Co. S.A.	5,200	240,711
	Coca-Cola Hellenic Bottling Co. S.A. ADR	7,800	362,310
	Cosmote Mobile Telecommunications S.A.	7,650	245,361
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	9,390	55,967
	EFG Eurobank Ergasias S.A.	23,841	845,688
	Elmec Sport S.A.	10,000	46,225
*	Emporiki Bank of Greece S.A.	6,570	185,303
*	Ethniki General Insurance Co. S.A.	5,420	40,685
	Euromedica S.A.	4,440	49,057
*	Forthnet S.A.	5,355	75,291
	Fourlis S.A.	2,840	82,237
	Frigoglass S.A.	2,270	66,605
	GEK Group of Cos S.A.	12,600	207,453
*	Geniki Bank	6,260	68,152
	Halkor S.A.	5,210	36,980
*	Hellenic Cables S.A.	4,830	33,594
	Hellenic Duty Free Shops S.A.	1,480	30,698
	Hellenic Petroleum S.A.	29,966	455,350
	Hellenic Technodomiki Tev S.A.	27,110	360,678
*	Hellenic Telecommunication Organization Co. S.A.	9,070	288,342

*	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	61,300	989,995
	Heracles General Cement Co. S.A.	7,440	183,617
	Iaso S.A.	11,360	174,880
*	Intracom Holdings S.A.	8,300	43,461
	J&P-Avax S.A.	5,700	58,437
	Lambrakis Press S.A.	7,150	27,076
	Lampsa Hotel Co.	2,200	48,776
*	Lavipharm S.A.	3,320	20,890
*	Maritime Company of Lesvos S.A.	19,510	31,174
	Metka S.A.	2,710	53,802
	Michaniki S.A.	12,390	131,232
*	Minoan Lines S.A.	11,680	93,624
	Motor Oil (Hellas) Corinth Refineries S.A.	6,045	179,431
	Mytilineos Holdings S.A.	5,790	279,736
*	National Bank of Greece S.A.	11,760	700,974
	National Bank of Greece S.A. ADR	209,300	2,519,972
	Neochimiki Lv Lavrentiadis S.A.	3,230	95,951
*	Nirefs Acquaculture S.A.	5,020	39,559
	Pantechniki S.A.	6,160	34,554
	Piraeus Bank S.A.	16,812	640,985
	Public Power Corp.	12,520	339,229
*	Reds S.A.	9,620	51,511
	Regency Entertainment S.A.	1,960	31,126
	S&B Industrial Minerals S.A.	2,620	43,006
	Sarantis S.A.	3,070	37,100
*	Singularlogic S.A.	10,740	50,019
	Teletypos S.A. Mega Channel	4,090	26,348
	Terna Tourist Technical & Maritime S.A.	3,960	70,334
	Titan Cement Co. S.A.	11,700	690,308
	Unisystems S.A.	9,210	24,777
*	Veterin S.A.	5,430	50,657
	Viohalco S.A.	29,640	460,692
	Vivartia S.A.	12,042	289,500
TOTAL COMMON STOCKS			15,406,018

RIGHTS/WARRANTS — (0.0%)
*	Aegek S.A. Rights 06/13/07	17,590	3,787
*	Bank of Attica S.A. Rights 06/12/07	5,375	5,569
TOTAL RIGHTS/WARRANTS			9,356
TOTAL — GREECE			15,415,374

HONG KONG — (2.3%)
COMMON STOCKS — (2.3%)
	Alco Holdings, Ltd.	60,000	31,794
	Allied Group, Ltd.	24,000	74,762
*	Allied Properties, Ltd.	62,000	79,986
*	A-Max Holdings, Ltd.	2,470,000	69,585
	AMVIG Holdings, Ltd.	68,000	65,141
	Asia Financial Holdings, Ltd.	84,000	46,108
	Asia Satellite Telecommunications Holdings, Ltd. Sponsored ADR	2,300	49,450
	Asia Standard International Group, Ltd.	1,058,978	39,537
*	Asian Union New Media Group, Ltd.	3,400,000	104,331
	ASM Pacific Technology, Ltd.	15,000	101,984
*	Associated International Hotels, Ltd.	11,000	18,300
	Baltrans Holdings, Ltd.	76,000	49,699

	Bank of East Asia, Ltd.	158,464	924,064
	Bossini International Holdings, Ltd.	530,000	39,983
	C C Land Holdings, Ltd.	201,000	137,990
	Cafe de Coral Holdings, Ltd.	36,000	65,600
	Capital Strategic Investment, Ltd.	500,000	25,613
	Cathay Pacific Airways, Ltd.	187,000	496,706
*	CATIC International Holdings, Ltd.	2,160,000	174,804
	CCT Telecom Holdings, Ltd.	156,000	25,167
	Century City International Holdings, Ltd.	2,656,000	116,891
	Champion Technology Holdings, Ltd.	217,819	49,090
	Chaoda Modern Agriculture (Holdings), Ltd.	426,000	369,605
	Chen Hsong Holdings, Ltd.	40,000	29,033
	Cheung Kong Holdings, Ltd.	124,000	1,602,978
	Cheung Kong Infrastructure Holdings, Ltd.	104,000	369,192
	Chevalier International Holdings, Ltd.	18,000	20,599
*	Chia Hsin Cement Greater China Holding Corp.	160,000	41,984
*	China Aerospace International Holdings, Ltd.	295,200	70,343
#	China Foods, Ltd.	136,000	87,727
#	China Gas Holdings, Ltd.	282,000	87,903
#	China Green (Holdings), Ltd.	72,000	68,097
*	China Insurance International Holdings Co., Ltd.	130,000	203,143
	China Mengniu Dairy Co., Ltd.	52,000	169,396
	China Merchants Holdings (International) Co., Ltd.	68,748	306,589
	China Metal International Holdings, Ltd.	168,000	65,665
*	China Mining Resources Group, Ltd.	216,000	56,035
	China Netcom Group Corp. (Hong Kong), Ltd.	373,000	951,821
	China Oriental Group Co., Ltd.	408,000	150,151
	China Overseas Land & Investment, Ltd.	402,000	551,177
*	China Pharmaceutical Group, Ltd.	160,000	61,479
	China Power International Development, Ltd.	373,000	200,927
	China Rare Earth Holdings, Ltd.	124,000	36,987
	China Resources Land, Ltd.	195,000	255,010
	China Resources Logic, Ltd.	278,000	52,554
	China Resources Power Holdings Co., Ltd.	120,000	235,138
*	China Seven Star Shopping, Ltd.	390,000	58,888
	China Shineway Pharmaceutical Group, Ltd.	54,000	43,337
*	China Solar Energy Holdings, Ltd.	260,000	20,331
	China Travel International Investment Hong Kong, Ltd.	608,000	293,247
	China Unicom, Ltd.	88,000	129,765
	China Unicom, Ltd. ADR	20,000	293,600
# *	Chinese People Gas Holdings Co., Ltd.	390,000	44,951
#	Chong Hing Bank, Ltd.	57,000	131,474
	Chow Sang Sang Holdings International, Ltd.	60,000	48,609
	Chu Kong Shipping Development Co., Ltd.	196,000	78,640
	Chuang’s Consortium International, Ltd.	344,000	46,297
*	CITIC 21CN Co., Ltd.	154,000	31,588
	CITIC International Financial Holdings, Ltd.	193,000	154,250
	Citic Pacific, Ltd.	145,000	602,894
*	CITIC Resources Holdings, Ltd.	360,000	197,128
*	Clear Media, Ltd.	44,000	46,023
	CLP Holdings, Ltd.	36,500	256,575
	CNOOC, Ltd.	98,000	92,242
	CNOOC, Ltd. ADR	3,100	291,524
*	CNPC (Hong Kong), Ltd.	600,000	317,187
	Coastal Greenland, Ltd.	162,000	26,737
#	Comba Telecom Systems Holdings, Ltd.	228,000	111,765
	COSCO International Holdings, Ltd.	200,000	142,709
	Coslight Technology International Group, Ltd.	58,000	39,042

	Dah Sing Banking Group, Ltd.	101,800	212,093
	Dah Sing Financial Holdings, Ltd.	24,400	204,136
	Dawnrays Pharmaceutical (Holdings), Ltd.	296,000	28,060
	Dickson Concepts International, Ltd.	19,500	23,223
	Digital China Holdings, Ltd.	65,000	31,270
#	Dynasty Fine Wines Group, Ltd.	134,000	59,694
*	Easyknit Enterprises Holdings, Ltd.	240,000	86,061
	EganaGoldpfeil Holdings, Ltd.	209,588	157,902
*	Emperor Capital Group, Ltd.	22,800	3,708
	Emperor Entertainment Hotel, Ltd.	85,000	19,486
	Emperor International Holdings, Ltd.	114,000	36,212
*	Enerchina Holdings, Ltd.	69,000	5,133
*	ENM Holdings, Ltd.	328,000	26,008
	Esprit Holdings, Ltd.	37,000	454,847
*	eSun Holdings, Ltd.	50,000	40,119
#	Far East Consortium International, Ltd.	310,508	129,231
	First Natural Foods Holdings, Ltd.	225,000	36,280
	First Pacific Co., Ltd.	408,000	291,946
	Fong’s Industries Co., Ltd.	64,000	47,849
	Fountain Set Holdings, Ltd.	62,000	22,516
*	Foxconn International Holdings, Ltd.	51,000	158,590
*	Frasers Property China, Ltd.	1,240,000	49,249
#	FU JI Food & Catering Services	19,000	64,865
	Fubon Bank Hong Kong, Ltd.	76,000	44,518
# *	Fushan International Energy Group, Ltd.	118,000	52,549
*	Galaxy Entertainment Group, Ltd.	400,000	377,767
#	Geely Automobile Holdings, Ltd.	375,000	62,976
	Giordano International, Ltd.	338,000	155,531
	Global Bio-Chem Technology Group Co., Ltd.	250,000	97,590
	Global Green Tech Group, Ltd.	246,000	41,975
	Glorious Sun Enterprises, Ltd.	86,000	45,235
	GOME Electrical Appliances Holdings, Ltd.	80,000	121,556
	Grande Holdings, Ltd.	54,000	25,719
	Great Eagle Holdings, Ltd.	67,000	257,553
	Guangnan Holdings, Ltd.	146,000	36,092
	Guangzhou Investment Co., Ltd.	686,000	182,335
	GZI Transport, Ltd.	82,000	58,298
	Hang Lung Group, Ltd.	194,000	779,529
	Hang Lung Properties, Ltd.	298,000	943,160
	Hang Seng Bank, Ltd.	17,000	236,557
#	Henderson Investment, Ltd.	477,000	1,030,494
	Henderson Land Development Co., Ltd.	127,000	877,257
# *	Heng Tai Consumables Group, Ltd.	320,000	80,501
#	Hengan International Group Co., Ltd.	46,000	156,723
*	Hi Sun Technology (China), Ltd.	117,000	35,911
	HKC (Holdings), Ltd.	239,000	60,612
	HKR International, Ltd.	170,933	120,584
	Hon Kwok Land Investment Co., Ltd	58,000	23,447
	Hong Kong and China Gas Co., Ltd.	141,900	296,810
	Hong Kong and Shanghai Hotels, Ltd.	162,015	264,343
	Hong Kong Electric Holdings, Ltd.	54,500	281,356
	Hong Kong Ferry (Holdings) Co., Ltd.	16,000	17,501
	Hongkong Chinese, Ltd.	222,000	61,155
	Hopewell Highway Infrastructure, Ltd.	207,000	207,874
	Hopewell Holdings, Ltd.	158,000	690,928
#	Hopson Development Holdings, Ltd.	72,000	190,357
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	132,000	41,147
	Huafeng Textile International Group, Ltd.	556,000	53,260

*	Hualing Holdings, Ltd.	506,000	56,320
	Hung Hing Printing Group, Ltd.	24,524	13,844
	Hutchison Harbour Ring, Ltd.	636,000	56,216
*	Hutchison Telecommunications International, Ltd.	72,000	159,147
	Hutchison Whampoa, Ltd.	182,000	1,756,128
	Hysan Development Co., Ltd.	55,264	154,164
*	I.T, Ltd.	316,000	60,647
	I-Cable Communications, Ltd.	85,000	19,241
*	Imagi International Holdings, Ltd.	64,000	19,603
	Industrial & Commercial Bank of China (Asia), Ltd.	90,000	196,214
	Integrated Distribution Services Group, Ltd.	14,000	42,606
	ITC Corp., Ltd.	339,983	33,446
*	Jinhui Holdings Co., Ltd.	86,000	52,506
	Johnson Electric Holdings, Ltd.	300,500	173,620
	K Wah International Holdings, Ltd.	290,258	100,373
	Kantone Holdings, Ltd.	480,000	41,166
#	Kerry Properties, Ltd.	118,030	724,099
	Kingboard Chemical Holdings, Ltd.	106,000	476,252
	Kingway Brewery Holdings, Ltd.	46,000	20,272
	Kowloon Development Co., Ltd.	117,000	243,651
	Lai Fung Holdings, Ltd.	608,000	33,433
*	Lai Sun Development Co., Ltd.	1,090,000	40,577
*	Lai Sun Garment (International), Ltd.	432,000	39,338
	Le Saunda Holdings, Ltd.	200,000	62,378
#	Lee & Man Paper Manufacturing, Ltd.	52,000	153,350
#	Lenova Group, Ltd.	266,000	133,007
	Li & Fung, Ltd.	73,600	246,424
	Li Ning Co., Ltd.	48,000	106,328
	Lifestyle International Holdings, Ltd.	43,000	162,061
	Liu Chong Hing Investment, Ltd.	16,000	24,712
	Luks Industrial Group, Ltd.	68,000	114,818
	Lung Kee (Bermuda) Holdings, Ltd.	28,000	13,606
*	Macau Prime Properties Holdings, Ltd.	415,000	39,772
#	Macau Success, Ltd.	260,000	25,995
	Magnificent Estates, Ltd.	2,312,000	99,789
	Matsunichi Communications Holdings, Ltd.	88,000	56,349
	Melco International Development, Ltd.	132,000	207,019
	Midland Holdings, Ltd.	154,000	101,066
#	Mingyuan Medicare Development Co., Ltd.	370,000	41,676
# *	Minmetals Resources, Ltd.	148,000	66,325
	Miramar Hotel & Investment Co., Ltd.	57,000	104,064
*	Mongolia Energy Corporation, Ltd.	100,000	112,279
	MTR Corp., Ltd.	350,403	854,588
# *	Nan Hai Corp., Ltd.	9,900,000	423,157
	Natural Beauty Bio-Technology, Ltd.	370,000	84,581
#	Neo-China Group (Holdings), Ltd.	720,000	131,938
	New Century Group Hong Kong, Ltd.	116,000	16,438
#	New World China Land, Ltd.	357,600	288,114
	New World Development Co., Ltd.	375,736	917,928
	Next Media, Ltd.	270,000	86,494
	Norstar Founders Group, Ltd.	136,000	59,097
	NWS Holdings Ltd.	144,191	398,991
	Oriental Press Group, Ltd.	264,000	51,770
	Pacific Andes International Holdings, Ltd.	86,000	27,066
#	Pacific Basin Shipping, Ltd.	185,000	196,934
	Pacific Century Insurance Holdings, Ltd.	36,000	37,564
	Pacific Century Premium Developments, Ltd.	280,000	87,831
	Paliburg Holdings, Ltd.	954,000	46,917

	PCCW, Ltd.	244,000	153,772
	PCCW, Ltd. Sponsored ADR	7,400	45,880
	Peace Mark Holdings, Ltd.	100,000	121,653
	Pico Far East Holdings, Ltd.	190,000	60,483
#	Playmates Holdings, Ltd.	194,000	28,079
	Poly Hong Kong Investment, Ltd.	125,000	66,310
	Ports Design, Ltd.	37,500	109,769
#	Prime Success International Group, Ltd.	88,000	59,711
#	Public Financial Holdings, Ltd.	126,000	99,306
	PYI Corp., Ltd.	143,690	63,115
	Regal Hotels International Holdings, Ltd.	956,000	86,900
	Road King Infrastructure, Ltd.	99,000	167,438
	SCMP Group, Ltd.	108,000	44,867
	Shanghai Industrial Holdings, Ltd.	112,000	331,072
	Shanghai Real Estates, Ltd.	172,000	62,468
*	Shanghai Zenghai Property, Ltd.	2,525,000	171,574
	Shangri-La Asia, Ltd.	276,000	717,400
	Shaw Brothers Hong Kong, Ltd.	57,000	132,398
	Shell Electric Manufacturing (Holdings) Co., Ltd.	82,000	67,462
	Shenyin Wanguo (Hong Kong), Ltd.	195,000	163,719
#	Shenzhen International Holdings, Ltd.	1,827,500	189,585
# *	Shougang Concord International Enterprises Co., Ltd.	678,000	107,635
#	Shui On Construction & Materials, Ltd.	26,000	73,345
	Shun Tak Holdings, Ltd.	138,000	186,605
	Silver Grant International Industries, Ltd.	186,000	55,959
	Singamas Container Holdings, Ltd.	26,000	16,380
	Sino Biopharmaceutical, Ltd.	36,000	6,548
*	Sino Gas Group, Ltd.	480,000	41,241
	Sino Land Co., Ltd.	149,163	326,392
#	Sinofert Holdings, Ltd.	194,000	124,902
*	Sino-i Technology, Ltd.	3,520,000	111,895
	Sinolink Worldwide Holdings, Ltd.	312,750	80,482
	Sinopec Kantons Holdings, Ltd.	68,000	25,908
	Smartone Telecommunications Holdings, Ltd.	88,500	100,905
*	Softbank Investment International (Strategic), Ltd.	3,762,000	124,073
#	Solomon Systech International, Ltd.	420,000	54,313
	Sun Hung Kai & Co., Ltd.	167,000	156,573
	Sun Hung Kai Properties, Ltd.	117,000	1,358,371
	Symphony Holdings, Ltd.	234,000	33,028
	Tack Fat Group International, Ltd.	192,000	31,201
	Tai Cheung Holdings, Ltd.	49,000	37,413
	Tai Fook Securities Group, Ltd.	154,000	75,984
*	Tak Shun Technology Group, Ltd.	952,000	102,412
	Tak Sing Alliance Holdings, Ltd.	186,000	85,963
*	TCL Multimedia Technology Holdings, Ltd.	132,000	11,521
	Techtronic Industries Co., Ltd.	263,500	371,801
	Television Broadcasts, Ltd.	14,000	98,600
	Texhong Textile Group, Ltd.	168,000	30,937
	Texwinca Holdings, Ltd.	184,000	131,922
	Tian An China Investments Co., Ltd.	152,000	112,557
	Tianjin Development Holdings, Ltd.	58,000	64,249
	Tingyi (Cayman Islands) Holding Corp.	122,000	141,855
*	Titan Petrochemicals Group, Ltd.	440,000	48,882
	Tongda Group Holdings, Ltd.	380,000	30,634
	Top Form International, Ltd.	178,000	32,410
	Transport International Holdings, Ltd.	21,600	110,734
	Truly International Holdings, Ltd.	46,000	56,061
	USI Holdings, Ltd.	98,000	63,938

	Varitronix International, Ltd.	42,000	27,803
#	Victory City International Holdings, Ltd.	128,306	54,240
	Vitasoy International Holdings, Ltd.	86,000	38,363
*	Vongroup, Ltd.	990,000	147,630
	Vtech Holdings, Ltd.	13,000	94,870
	Wai Kee Holdings, Ltd.	92,000	36,071
	Wang On Group, Ltd.	1,680,000	172,121
*	Wellnet Holdings, Ltd.	432,000	83,911
	Wharf Holdings, Ltd.	178,000	720,862
	Wheelock and Co., Ltd.	211,000	518,860
	Wheelock Properties, Ltd.	265,000	312,795
	Wing Hang Bank, Ltd.	22,000	235,706
	Wing Lung Bank, Ltd.	19,000	196,930
	Wing On Co. International, Ltd.	47,000	77,564
#	Xinyi Glass Holding Co., Ltd.	218,000	172,197
	Yip’s Chemical Holdings, Ltd.	64,000	42,652
	Yue Yuen Industrial (Holdings), Ltd.	75,500	249,289
	Yugang International, Ltd.	1,294,000	48,896
TOTAL COMMON STOCKS			43,417,238

RIGHTS/WARRANTS — (0.0%)
*	Kingway Brewery Holdings, Ltd. Rights 06/21/07	10,222	1,335
*	Pacific Andes International Holdings, Ltd. Rights 06/06/07	43,000	4,626
*	Playmates Holdings, Ltd. Warrants 05/27/07	38,800	50
TOTAL RIGHTS/WARRANTS			6,011
TOTAL — HONG KONG			43,423,249

IRELAND — (1.0%)
COMMON STOCKS — (1.0%)
	Abbey P.L.C.	2,280	32,672
	Allied Irish Banks P.L.C. Sponsored ADR	71,400	4,315,416
	Anglo Irish Bank Corp. P.L.C.	70,297	1,650,462
	Bank of Ireland P.L.C.	30,312	654,904
	Bank of Ireland P.L.C. Sponsored ADR	17,200	1,499,324
*	Blackrock International Land P.L.C.	9,347	6,167
	C&C Group P.L.C.	20,046	333,514
	CRH P.L.C.	32,318	1,569,958
#	CRH P.L.C. Sponsored ADR	39,500	1,951,695
	DCC P.L.C.	17,680	611,216
*	Dragon Oil P.L.C.	79,549	277,248
*	Elan Corp. P.L.C.	11,725	230,378
*	Elan Corp. P.L.C. Sponsored ADR	20,708	408,362
	FBD Holdings P.L.C.	5,191	274,183
	Fyffes P.L.C.	87,764	105,053
	Glanbia P.L.C.	43,959	224,989
	Greencore Group P.L.C.	27,517	180,371
*	Horizon Technology Group P.L.C.	10,347	15,311
	IAWS Group P.L.C.	15,762	385,005
	IFG Group P.L.C.	12,005	37,809
	Independent News & Media P.L.C.	39,978	203,307
*	IONA Technologies P.L.C. ADR	5,700	29,184
	Irish Continental Group P.L.C.	12,617	344,020
	Irish Life & Permanent P.L.C.	75,429	2,082,605
*	Kenmare Resources P.L.C.	78,114	92,610
	Kerry Group P.L.C.	31,384	918,574
	Kingspan Group P.L.C.	17,501	521,686

*	Lantor	3,500	—
*	Lantor Escrow Shares 2009	3,500	—
	McInerney Holdings P.L.C.	38,135	136,843
	Paddy Power P.L.C.	6,006	179,150
	Readymix P.L.C.	8,287	30,183
	United Drug P.L.C.	45,377	253,227
*	Waterford Wedgwood P.L.C.	303,747	19,618
TOTAL — IRELAND			19,575,044

ITALY — (2.7%)
COMMON STOCKS — (2.7%)
	ACEA SpA	8,275	183,775
#	Acegas-APS SpA	6,963	80,709
#	Actelios SpA	5,983	73,546
	Aedes SpA	15,702	137,869
	AEM SpA	83,400	319,178
# *	Alitalia SpA	3,189	3,550
#	Alleanza Assicurazioni SpA	28,265	385,802
	Amplifon SpA	11,008	91,919
	ASM SpA	39,933	254,219
	Assicurazioni Generali SpA, Trieste	29,554	1,232,867
	Astaldi SpA	8,431	85,725
#	Atlantia SpA	5,858	197,488
	Autogrill SpA, Novara	7,253	146,193
	Azimut Holding SpA	13,000	219,349
	Banca CR Firenze	74,868	664,473
#	Banca Finnat Euramerica SpA	18,038	24,186
#	Banca Intermobiliare SpA	13,555	136,923
#	Banca Italease	4,000	196,227
#	Banca Monte Dei Paschi di Siena SpA	109,851	746,781
#	Banca Piccolo Credito Valtellinese Scarl SpA	8,965	135,010
#	Banca Popolare dell’Etruria e del Lazio Scrl	12,315	276,333
#	Banca Popolare di Milano Scar (BPM)	101,630	1,524,132
*	Banca Popolare Italiana Scrl	122,171	1,946,366
#	Banca Profilo SpA	12,834	42,997
#	Banco di Desio e della Brianza SpA	11,197	135,495
	Banco Popolare di Verona e Novara SpA	54,551	1,657,729
	Beghelli SpA	52,121	92,206
	Benetton Group SpA	4,521	76,077
	Benetton Group SpA Sponsored ADR	3,100	104,160
	Biesse SpA	3,460	107,709
	Bonifica Terreni Ferraresi e Imprese Agricole SpA	492	26,815
#	Brembo SpA	5,614	89,865
	Bulgari SpA	11,102	175,137
	Buzzi Unicem SpA	19,566	681,471
#	C.I.R. S.p.A. - Compagnie Industriali Riunite	90,561	361,320
#	Caltagirone Editore SpA	6,138	51,658
#	Caltagirone SpA	12,205	157,206
	Capitalia SpA	212,188	2,192,160
#	Carraro SpA	6,094	68,286
#	Cembre SpA	4,534	52,931
#	Cementir SpA	11,248	163,398
	Centrale del Latte di Torino & Co. SpA	5,071	31,499
	Class Editore SpA	14,430	41,564
	Compagnia Assicuratrice Unipol SpA	206,887	783,177
	Credito Artigiano SpA	9,721	53,576
#	Credito Bergamasco SpA	7,986	404,619

	Credito Emiliano SpA	20,908	334,279
	Cremonini SpA	14,749	50,401
#	Danieli & Co. SpA	6,865	168,153
	Davide Campari - Milano SpA	21,880	229,220
	De Longhi SpA	9,010	58,207
# *	Digital Multimedia Technologies SpA	1,000	97,431
# *	Ducati Motor Holding SpA	42,910	91,216
*	Emak SpA	5,067	47,545
#	Enel SpA	19,879	226,193
	Enel SpA Sponsored ADR	16,400	933,816
#	Eni SpA	2,426	85,759
#	Eni SpA Sponsored ADR	44,350	3,134,215
	ERG SpA	12,184	323,266
	Ergo Previdenza SpA	6,218	41,160
	Esprinet SpA	2,155	47,069
#	Fiat SpA	51,423	1,473,084
	Fiat SpA Sponsored ADR	8,900	255,608
	Fiera Milano SpA	2,610	30,328
#	Fondiaria - Sai SpA	17,138	881,125
*	Gemina SpA	28,392	129,086
	Geox SpA	10,000	181,073
#	Gewiss SpA	8,038	75,090
#	Granitifiandre SpA	4,023	47,576
#	Gruppo Editoriale L’Espresso SpA	32,503	160,717
#	Hera SpA	51,681	233,702
*	Immobiliare Lombardia SpA	587,963	173,879
#	Immsi SpA	36,638	114,655
*	Impregilo SpA	46,876	434,151
#	Indesit Co. SpA	9,574	227,646
#	Industria Macchine Automatique SpA	2,112	44,304
#	Intek SpA	29,947	38,049
# *	Interpump Group SpA	3,715	39,122
#	Intesa Sanpaolo SpA	522,659	3,992,040
	Intesa Sanpaolo Sponsored ADR	14,017	641,278
#	Iride SpA	20,399	75,846
#	Italcementi SpA	24,814	806,089
#	Italmobiliare SpA	1,831	258,508
# *	Juventus Football Club SpA	9,314	21,685
*	KME Group SpA	108,960	104,337
	Linificio e Canapificio Nazionale SpA	7,471	29,660
#	Lottomatica SpA	13,000	566,580
#	Luxottica Group SpA	1,585	55,506
	Luxottica Group SpA Sponsored ADR	3,900	136,266
	Mariella Burani SpA	1,823	64,124
#	Marr SpA	4,000	42,741
#	Marzotto SpA	6,390	34,178
#	Mediaset SpA	28,346	303,929
	Mediobanca SpA	48,672	1,117,573
#	Mediolanum SpA	20,972	181,806
#	Meliorbanca SpA	9,398	56,869
	Milano Assicurazioni SpA	40,434	354,491
	Mirato SpA	1,421	17,376
#	Mondadori (Arnoldo) Editore SpA	11,383	117,470
*	Montefibre SpA	52,254	52,047
#	Navigazione Montanari SpA	13,409	71,952
	PanariaGroup Industrie Ceramiche SpA	4,000	36,729
#	Permasteelisa SpA	1,921	52,172
*	Pininfarina SpA	795	27,599

	Pirelli & C.Real Estate SpA	1,287	89,977
#	Premafin Finanziaria SpA	57,436	205,414
#	Premuda SpA	12,844	27,142
	Recordati SpA	24,331	205,156
*	Reno de Medici SpA	75,191	66,729
#	Risanamento Napoli SpA	15,429	138,623
	Sabaf SpA	1,075	43,308
#	SAES Getters SpA	1,051	39,913
#	Saipem SpA	9,304	290,973
	SAVE SpA	1,800	73,860
	Seat Pagine Gialle SpA	467,000	296,881
#	Snam Rete Gas SpA	36,452	224,144
*	SNIA SpA	173,155	36,592
*	Societa Partecipazioni Finanziarie SpA	31,924	29,204
#	Societe Cattolica di Assicurazoni Scarl SpA	8,693	505,867
	Socotherm SpA	3,685	55,501
#	Sogefi SpA	10,338	98,998
	Sol SpA	7,227	55,594
*	Sorin SpA	67,250	179,252
# *	Stefanel SpA	11,817	53,243
# *	Telecom Italia Media SpA	175,932	72,299
	Telecom Italia SpA	17,080	49,418
	Telecom Italia SpA Sponsored ADR	87,700	2,543,300
#	Terna SpA	113,000	432,754
# *	Tiscali SpA	43,279	141,310
#	Tod’s SpA	1,248	113,241
	Trevi Finanziaria SpA	4,872	86,185
	UniCredito Italiano SpA	578,753	5,436,018
#	Unione di Banche Italiane Scpa	88,249	2,531,781
#	Valentino Fashion Group SpA	3,670	170,081
#	Vianini Lavori SpA	3,453	59,687
#	Vittoria Assicurazioni SpA	1,943	37,856
TOTAL COMMON STOCKS			50,629,952

RIGHTS/WARRANTS — (0.0%)
*	Banca Piccolo Credito Valtellinese Scarl SpA Rights 06/15/07	8,965	28,830
*	Intek SpA Rights 06/13/08	11,090	3,656
*	Juventus Football Club SpA Rights 06/08/07	9,314	3,534
TOTAL RIGHTS/WARRANTS			36,020
TOTAL — ITALY			50,665,972

JAPAN — (17.1%)
COMMON STOCKS — (17.1%)
#	A&A Material Corp.	12,000	16,361
#	ABILIT Corp.	8,900	45,190
	Achilles Corp.	31,000	53,839
	Adeka Corp.	23,000	247,918
#	Aderans Co., Ltd.	7,000	144,782
#	Advan Co., Ltd.	3,900	41,804
	Advantest Corp.	3,200	137,659
	Advantest Corp. ADR	3,100	133,765
	AEON Co., Ltd.	24,300	455,267
	Aeon Delight Co., Ltd.	1,300	33,579
	Aeon Fantasy Co., Ltd.	2,500	55,140
#	Aeon Mall Co., Ltd.	3,200	116,172
	Ahresty Corp.	4,100	97,419

*	Ai Holdings Corp.	4,700	19,773
	Aica Kogyo Co., Ltd.	14,000	170,199
	Aichi Corp.	9,100	115,487
	Aichi Machine Industry Co., Ltd.	20,000	46,383
#	Aichi Steel Corp.	34,000	196,455
	Aida Engineering, Ltd.	19,000	130,574
	Aigan Co., Ltd.	3,900	30,613
	Aioi Insurance Co., Ltd.	115,000	783,611
	Aiphone Co., Ltd.	4,000	64,053
	Air Water, Inc.	17,000	171,704
	Airport Facilities Co., Ltd.	12,000	91,385
#	Aisan Industry Co., Ltd.	12,100	134,418
	Aisin Seiki Co., Ltd.	24,400	825,510
	Ajinomoto Co., Inc.	87,000	1,004,790
#	Akebono Brake Industry Co., Ltd.	18,000	149,626
	Akindo Sushiro Co., Ltd.	1,000	35,623
	Alfresa Holdings Corp.	6,300	448,967
	All Nippon Airways Co., Ltd.	35,000	134,916
# *	Allied Telesis Holdings K.K.	10,900	6,098
	Aloka Co., Ltd.	4,000	46,667
#	Alpha Corp.	1,000	20,564
#	Alpha Systems, Inc.	3,300	84,151
	Alpine Electronics, Inc.	16,000	240,756
	Alps Electric Co., Ltd.	49,000	478,596
	Alps Logistics Co., Ltd.	2,000	27,391
	Altech Corp.	2,600	31,640
	Amada Co., Ltd.	68,000	859,042
#	Amano Corp.	16,000	213,916
	Amiyaki Tei Co., Ltd.	13	30,293
	Amuse, Inc.	5,000	64,424
	Ando Corp.	9,000	16,501
	Anest Iwata Corp.	6,000	33,135
#	Anritsu Corp.	22,000	93,972
	AOC Holdings, Inc.	14,900	203,728
	AOI Electronics Co., Ltd.	1,400	23,919
	AOKI Holdings, Inc.	9,700	182,161
	Aoyama Trading Co., Ltd.	15,800	477,895
	Arakawa Chemical Industries, Ltd.	2,800	33,440
	Argo 21 Corp.	3,700	42,464
#	Ariake Japan Co., Ltd.	9,200	159,717
#	Arisawa Manufacturing Co., Ltd.	9,200	80,845
	Aronkasei Co., Ltd.	6,000	26,894
#	ART Corp.	1,000	28,592
	As One Corp.	2,700	71,860
	Asahi Breweries, Ltd.	39,500	630,570
#	Asahi Diamond Industrial Co., Ltd.	11,000	77,572
#	Asahi Glass Co., Ltd.	40,000	534,306
#	Asahi Kasei Corp.	167,000	1,074,375
	Asahi Organic Chemicals Industry Co., Ltd.	18,000	66,155
	Asahi Pretec Corp.	2,400	65,560
	Asahi Soft Drinks Co., Ltd.	3,000	43,731
# *	Asahi Tec Corp.	12,000	18,940
#	Asatsu-Dk, Inc.	9,400	309,435
	Ashimori Industry Co., Ltd.	14,000	28,320
	Asics Corp.	10,000	128,992
	ASKA Pharmaceutical Co., Ltd.	7,000	54,250
	Astellas Pharma, Inc.	17,700	785,731
	Asunaro Aoki Construction Co., Ltd.	8,500	53,248

	Atsugi Co., Ltd.	49,000	77,758
	Autobacs Seven Co., Ltd.	7,900	255,378
#	Avex Group Holdings, Inc.	5,000	54,504
	Azel Corp.	23,000	65,262
	Bando Chemical Industries, Ltd.	15,000	85,249
#	Bank of the Ryukyus, Ltd.	8,600	163,258
	Bank of Yokohama, Ltd.	168,000	1,256,276
#	Belluna Co., Ltd.	14,950	204,605
	Benesse Corp.	9,100	266,285
#	Best Denki Co., Ltd.	13,000	80,085
#	Bookoff Corp.	1,000	12,072
#	Bosch Corp.	74,000	341,082
	Bridgestone Corp.	47,000	921,137
	Brother Industries, Ltd.	36,000	481,649
#	Bull-Dog Sauce Co., Ltd.	3,000	40,583
	Bunka Shutter Co., Ltd.	13,000	75,501
	Cabin Co., Ltd.	8,000	35,418
#	CAC Corp.	2,200	18,325
	Calpis Co., Ltd.	14,000	129,175
	Calsonic Kansei Corp.	50,000	221,189
	Canon Electronics, Inc.	1,500	46,201
#	Canon Finetech, Inc.	9,000	148,302
	Canon Marketing Japan, Inc.	29,000	585,818
	Canon, Inc. Sponsored ADR	19,650	1,156,599
#	Capcom Co., Ltd.	5,800	109,160
#	Casio Computer Co., Ltd.	10,000	167,926
#	Cawachi, Ltd.	5,000	144,268
	Central Finance Co., Ltd.	16,000	73,274
	Central Glass Co., Ltd.	46,000	267,604
	Central Japan Railway Co.	25	256,875
	Central Security Patrols Co., Ltd.	3,100	28,925
#	Century Leasing System, Inc.	11,900	178,121
	CFS Corp.	4,500	18,970
	Chino Corp.	8,000	26,966
	Chiyoda Co., Ltd.	10,000	215,364
	Chiyoda Corp.	7,000	141,279
	Chofu Seisakusho Co., Ltd.	7,900	170,419
*	Chori Co., Ltd.	27,000	42,586
	Chubu Electric Power Co., Ltd.	17,600	500,134
#	Chubu Shiryo Co., Ltd.	4,000	27,084
	Chudenko Corp.	8,300	147,518
	Chuetsu Pulp and Paper Co., Ltd.	25,000	53,629
	Chugai Mining Co., Ltd.	20,600	15,936
#	Chugai Pharmaceutical Co., Ltd.	3,700	75,660
#	Chugai Ro Co., Ltd.	16,000	54,314
#	Chugoku Marine Paints, Ltd.	12,000	137,282
	Chuo Denki Kogyo Co., Ltd.	7,000	46,751
	Chuo Spring Co., Ltd.	7,000	31,413
#	Circle K Sunkus Co., Ltd.	13,000	226,251
	Citizen Holdings Co., Ltd.	105,000	936,306
#	CKD Corp.	16,000	165,745
#	Clarion Co., Ltd.	75,000	112,644
#	Cleanup Corp.	10,000	79,229
#	CMK Corp.	11,700	120,869
	Coca-Cola Central Japan Co., Ltd.	22	165,251
	Coca-Cola West Japan Co., Ltd.	20,602	434,871
#	Colowide Co., Ltd.	3,500	17,113
# *	Columbia Music Entertainment, Inc.	23,000	20,225

	Commuture Corp.	7,000	50,830
	Computer Engineering & Consulting, Ltd.	2,800	30,465
	Comsys Holdings Corp.	36,000	417,527
*	Co-Op Chemical Co., Ltd.	23,000	28,928
	Core Corp.	6,100	47,083
	Corona Corp.	3,800	61,240
#	Cosel Co., Ltd.	4,600	76,573
#	Cosmo Oil Co., Ltd.	163,000	782,148
#	Cosmo Securities Co., Ltd.	57,000	101,313
	Create Medic Co., Ltd.	3,000	29,541
	Credit Saison Co., Ltd.	26,300	755,938
	Cross Plus, Inc.	2,000	28,684
	CSK Holdings Corp.	17,000	612,800
	CTI Engineering Co., Ltd.	4,600	38,554
#	Culture Convenience Club Co., Ltd.	15,100	72,010
#	Cybozu, Inc.	20	6,816
	D&M Holdings, Inc.	40,000	157,765
	Dai Nippon Printing Co., Ltd.	91,000	1,335,503
	Dai Nippon Screen Mfg. Co., Ltd.	57,000	427,723
#	Dai Nippon Sumitomo Pharma Co., Ltd.	36,000	376,086
	Dai Nippon Toryo, Ltd.	19,000	31,119
#	Daibiru Corp.	9,000	145,365
	Daicel Chemical Industries, Ltd.	84,000	544,037
	Dai-Dan Co., Ltd.	4,000	24,061
	Daido Kogyo Co., Ltd.	11,000	27,794
#	Daido Metal Co., Ltd.	5,000	30,404
#	Daido Steel Co., Ltd.	92,000	571,384
#	Daidoh, Ltd.	6,000	71,178
	Daifuku Co., Ltd.	13,000	168,914
	Daihatsu Motor Co., Ltd.	87,000	736,249
	Daihen Corp.	21,000	132,665
	Daiho Corp.	10,000	17,694
	Dai-Ichi Jitsugyo Co., Ltd.	7,000	35,163
	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	600	16,207
	Daiken Corp.	33,000	103,509
#	Daiki Aluminium Industry Co., Ltd.	10,000	60,080
	Daikin Industries, Ltd.	6,000	219,597
#	Daiko Clearing Services Corp.	2,000	19,016
#	Daikoku Denki Co., Ltd.	2,000	33,249
	Daikyo, Inc.	32,000	153,407
	Daimaru, Inc.	12,000	133,889
	Daimei Telecom Engineering Corp.	7,000	72,465
	Dainichi Co., Ltd.	2,800	19,839
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	23,000	118,474
	Dainippon Ink & Chemicals, Inc.	156,000	572,559
#	Daio Paper Corp.	33,000	240,805
#	Daiseki Co., Ltd.	960	18,826
#	Daiso Co., Ltd.	22,000	72,550
	Daisyo Corp.	2,500	33,037
	Daito Trust Construction Co., Ltd.	2,800	148,558
# *	Daito Woolen Spinning & Weaving Co., Ltd.	22,000	24,974
	Daiwa House Industry Co., Ltd.	73,000	1,096,399
	Daiwa Industries, Ltd.	11,000	74,768
	Daiwa Securities Co., Ltd.	64,000	738,435
#	Daiwabo Co., Ltd.	27,000	70,246
	Daiwabo Information System Co., Ltd.	1,500	18,995
	DC Co., Ltd.	7,000	37,118
	DCM Japan Holdings Co., Ltd.	34,180	276,731

	DENKI KAGAKU KOGYO KABUSHIKI KAISHA	115,000	521,515
	Denki Kogyo Co., Ltd.	15,000	123,986
#	DENSEIi-LAMBDA K.K.	1,900	24,912
	Denso Corp.	37,300	1,312,217
	Dentsu, Inc.	240	661,850
	Denyo Co., Ltd.	5,000	47,850
#	Descente, Ltd.	22,000	105,595
	Diamond City Co., Ltd.	4,500	126,045
	Dijet Industrial Co., Ltd.	13,000	29,411
	Disco Corp.	1,100	61,975
	Don Quijote Co., Ltd.	6,500	127,936
#	Doshisha Co., Ltd.	2,900	47,887
#	Doutor Coffee Co., Ltd.	4,600	96,731
	Dowa Holdings Co., Ltd.	25,000	240,764
	DTS Corp.	2,900	87,781
#	DyDo Drinco, Inc.	3,400	132,550
	Dynic Corp.	12,000	28,873
#	Eagle Industry Co., Ltd.	12,000	151,474
	East Japan Railway Co.	73	563,952
#	Ebara Corp.	95,000	433,827
	Echo Trading Co., Ltd.	3,000	29,457
	Edion Corp.	22,400	277,937
	Eiken Chemical Co., Ltd.	3,000	23,974
	Eisai Co., Ltd.	4,400	204,717
	Eizo Nanao Corp.	4,200	131,126
	Electric Power Development Co., Ltd.	7,000	317,071
*	Elpida Memory, Inc.	13,600	558,099
*	Eneserve Corp.	1,700	6,239
	Enplas Corp.	4,200	57,725
	Enshu, Ltd.	9,000	21,459
	Ensuiko Sugar Refining Co., Ltd.	11,000	26,435
	Epson Toyocom Corp.	4,000	26,586
	ESPEC Corp.	3,000	42,199
	Exedy Corp.	7,800	200,283
#	Ezaki Glico Co., Ltd.	27,000	299,657
	FALCO biosystems, Ltd.	4,000	30,777
	FamilyMart Co., Ltd.	17,700	451,494
#	Fancl Corp.	12,800	188,280
	Fanuc, Ltd.	3,000	286,952
	Fast Retailing Co., Ltd.	2,800	217,114
# *	FDK Corp.	12,000	17,188
	Foster Electric Co., Ltd.	7,000	83,344
#	FP Corp.	4,200	120,709
#	France Bed Holdings Co., Ltd.	37,000	64,491
#	Fuji Co., Ltd.	8,200	133,600
	Fuji Corp., Ltd.	3,800	14,329
	Fuji Electric Holdings Co., Ltd.	156,000	738,434
#	Fuji Heavy Industries, Ltd.	159,000	766,577
#	Fuji Kiko Co., Ltd.	11,000	29,823
#	Fuji Kyuko Co., Ltd.	14,000	59,313
#	Fuji Oil Co., Ltd.	19,400	151,293
	Fuji Oozx, Inc.	6,000	27,966
	Fuji Soft, Inc.	6,200	144,841
# *	Fujibo Holdings, Inc.	16,000	28,153
#	Fujicco Co., Ltd.	6,600	70,789
	FUJIFILM Holdings Corp.	51,000	2,112,971
	Fujikura Kasei Co., Ltd.	2,000	19,744
	Fujikura Rubber, Ltd.	5,000	31,976

	Fujikura, Ltd.	108,000	746,832
#	Fujita Corp.	3,700	11,594
#	Fujita Kanko, Inc.	11,000	85,357
	Fujitec Co., Ltd.	20,000	139,787
*	Fujitsu Access, Ltd.	4,700	27,346
	Fujitsu Business Systems, Ltd.	4,600	68,453
	Fujitsu Devices, Inc.	5,000	91,617
	Fujitsu Fronttec, Ltd.	1,500	12,909
*	Fujitsu General, Ltd.	13,000	36,094
	Fujitsu, Ltd.	146,000	999,545
# *	Fujiya Co., Ltd.	17,000	31,955
	Fukuda Corp.	5,000	18,358
# *	Fukuoka Financial Group, Inc.	63,000	494,371
#	Fukushima Bank, Ltd.	29,000	31,016
#	Fukuyama Transporting Co., Ltd.	48,000	197,891
	Funai Consulting, Co., Ltd.	3,000	19,673
	Funai Electric Co., Ltd.	6,600	424,580
	Furukawa Co., Ltd.	52,000	114,108
	Furukawa Electric Co., Ltd.	79,000	437,886
	Furusato Industries, Ltd.	2,000	28,117
	Fuso Lexel, Inc.	3,400	30,590
#	Fuso Pharmaceutical Industries, Ltd.	9,000	24,896
	Futaba Corp.	9,400	190,713
#	Futaba Industrial Co., Ltd.	16,200	401,262
#	Future System Consulting Corp.	69	47,057
	Fuyo General Lease Co., Ltd.	6,000	219,014
	G-7 Holdings, Inc.	5,000	28,972
#	Gakken Co., Ltd.	10,000	29,361
#	Gecoss Corp.	5,000	29,019
	Glory, Ltd.	19,200	392,117
#	GMO Internet, Inc.	2,500	16,669
#	Godo Steel, Ltd.	31,000	142,109
#	Goldcrest Co., Ltd.	1,000	52,853
# *	Goldwin, Inc.	8,000	14,645
#	Gourmet Kineya Co., Ltd.	4,000	31,053
	Gro-BeLS Co., Ltd.	21,000	35,509
#	GS Yuasa Corp.	94,000	206,450
# *	GSI Creos Corp.	12,000	14,702
	Gulliver International Co., Ltd.	1,090	60,399
#	Gun-Ei Chemical Industry Co., Ltd.	9,000	22,883
	Gunze, Ltd.	58,000	337,024
	Hagoromo Foods Corp.	3,000	26,697
	Hakuhodo Dy Holdings, Inc.	9,000	606,217
	Hakuto Co., Ltd.	3,400	51,507
# *	Haltec Corp.	20,000	25,194
	Hamamatsu Photonics K.K.	4,800	147,989
#	Hankyu Department Stores, Inc.	42,000	414,225
	Hankyu Hanshin Holdings, Inc.	148,000	847,971
	Hanwa Co., Ltd.	53,000	257,052
	Happinet Corp.	1,100	14,916
#	Harashin Narus Holdings Co., Ltd.	2,500	33,682
	Harima Chemicals, Inc.	4,000	24,817
	Haruyama Trading Co., Ltd.	2,400	22,019
*	Haseko Corp.	98,000	304,826
# *	Hayashikane Sangyo Co., Ltd.	20,000	23,159
#	Hazama Corp.	15,900	18,840
#	Heiwa Corp.	20,900	250,810
	Heiwado Co., Ltd.	13,000	214,432

	Hibiya Engineering, Ltd.	8,000	59,885
	Higashi-Nippon Bank, Ltd.	43,000	192,110
	Hikari Tsushin, Inc.	3,300	137,097
	Hino Motors, Ltd.	82,000	463,584
	Hirose Electric Co., Ltd.	1,600	208,199
	HIS Co., Ltd.	2,300	65,273
	Hisamitsu Pharmaceutical Co., Inc.	3,000	84,400
	Hitachi Cable, Ltd.	47,000	279,382
	Hitachi Chemical Co., Ltd.	5,000	102,712
	Hitachi Construction Machinery Co., Ltd.	2,000	67,025
	Hitachi High-Technologies Corp.	8,700	226,291
	Hitachi Information Systems, Ltd.	9,000	199,936
	Hitachi Koki Co., Ltd.	16,000	255,923
	Hitachi Kokusai Electric, Inc.	20,000	239,353
#	Hitachi Maxell, Ltd.	22,700	269,312
	Hitachi Medical Corp.	7,000	71,707
	Hitachi Metals, Ltd.	17,000	205,427
#	Hitachi Plant Technologies, Ltd.	30,000	182,112
	Hitachi Powdered Metal Co., Ltd.	6,000	29,678
	Hitachi Software Engineering Co., Ltd.	11,900	271,414
	Hitachi Systems & Services, Ltd.	3,000	64,837
	Hitachi Tool Engineering, Ltd.	3,500	47,331
	Hitachi Transport System, Ltd.	25,000	285,006
# *	Hitachi Zosen Corp.	82,000	142,217
	Hitachi, Ltd.	4,000	29,456
	Hitachi, Ltd. Sponsored ADR	35,200	2,597,408
#	Hochiki Corp.	5,000	28,071
	Hodogaya Chemical Co., Ltd.	7,000	21,765
#	Hogy Medical Co., Ltd.	3,300	141,998
	Hokkaido Electric Power Co., Inc.	10,800	257,276
	Hokkaido Gas Co., Ltd.	12,000	30,089
	Hokkan Holdings, Ltd.	10,000	33,090
#	Hokko Chemical Industry Co., Ltd.	5,000	17,546
	Hokkoku Bank, Ltd.	80,000	369,916
	Hokuetsu Industries Co., Ltd.	10,000	33,711
#	Hokuetsu Paper Mills, Ltd.	37,000	193,590
	Hokuhoku Financial Group, Inc.	161,000	553,689
#	Hokuriku Electric Industry Co., Ltd.	12,000	27,888
#	Hokuriku Electric Power Co., Inc.	8,700	183,705
	Hokuto Corp.	6,100	109,355
	Honda Motor Co., Ltd.	16,700	589,064
	Honda Motor Co., Ltd. Sponsored ADR	102,500	3,621,325
	Horiba, Ltd.	2,000	80,974
	Horipro, Inc.	2,000	20,665
	Hosiden Corp.	14,400	175,398
	Hosokawa Micron Corp.	4,000	33,565
	House Foods Corp.	18,800	303,391
	Howa Machinery, Ltd.	19,000	21,870
	Hoya Corp.	7,700	249,651
	Ibiden Co., Ltd.	5,700	307,906
	IBJ Leasing Co., Ltd.	7,000	168,491
	Ichikoh Industries, Ltd.	8,000	18,420
#	Ichinen Co., Ltd.	9,500	61,794
	Ichiyoshi Securities Co., Ltd.	7,000	110,015
	Icom, Inc.	4,100	112,198
#	Idec Corp.	7,000	104,183
	Ihara Chemical Industry Co., Ltd.	7,000	20,414
#	Iino Kaiun Kaisha, Ltd.	13,000	166,677

	Imasen Electric Industrial Co., Ltd.	3,000	38,923
#	Imperial Hotel, Ltd.	2,000	77,896
	Impress Holdings, Inc.	43	8,135
#	Inaba Denki Sangyo Co., Ltd.	4,400	152,238
	Inaba Seisakusho Co., Ltd.	1,500	24,569
	Inabata and Co., Ltd.	16,000	117,000
#	Inageya Co., Ltd.	9,000	66,945
	Ines Corp.	7,000	48,891
#	Information Services International-Dentsu, Ltd.	7,500	81,954
	INPEX Holdings, Inc.	12	113,886
	INTEC Holdings, Ltd.	10,000	146,711
#	Inui Steamship Co., Ltd.	8,000	110,556
	Inui Tatemono Co., Ltd.	5,000	71,497
	Invoice, Inc.	1,390	65,668
	ISE Chemicals Corp.	3,000	44,475
# *	Iseki & Co., Ltd.	40,000	73,371
	Isetan Co., Ltd.	14,700	213,509
*	Ishihara Sangyo Kaisha, Ltd.	85,000	162,086
	Ishii Hyoki Co., Ltd.	800	14,838
	Ishikawajima-Harima Heavy Industries Co., Ltd.	67,000	228,663
	Ishizuka Glass Co., Ltd.	12,000	32,698
	Isuzu Motors, Ltd.	61,000	297,632
	ITO EN, Ltd.	4,500	147,655
	Itochu Corp.	63,000	688,865
	Itochu Enex Co., Ltd.	16,700	136,203
	Itochu Shokuh Co., Ltd.	3,300	105,806
	Itochu Techno-Solutions Corp.	4,500	189,754
	Itoham Foods, Inc.	39,000	172,205
	Itoki Crebio Corp.	14,000	104,416
	Iwasaki Electric Co., Ltd.	8,000	19,289
#	Iwatani International Corp.	51,000	146,249
# *	Iwatsu Electric Co., Ltd.	17,000	24,514
	Izumi Co., Ltd.	4,000	63,435
#	Izumiya Co., Ltd.	19,000	140,648
*	Izutsuya Co., Ltd.	24,000	28,630
# *	J Bridge Corp.	23,600	17,731
#	Jalux, Inc.	1,400	24,078
#	Jamco Corp.	2,000	18,494
#	Janome Sewing Machine Co., Ltd.	28,000	37,853
*	Japan Airlines System Corp.	52,000	103,434
	Japan Airport Terminal Co., Ltd.	17,000	289,410
#	Japan Aviation Electronics Industry, Ltd.	19,000	237,724
	Japan Business Computer Co., Ltd.	3,000	28,052
	Japan Carlit Co., Ltd.	4,600	28,530
#	Japan Cash Machine Co., Ltd.	3,900	38,996
	Japan Digital Laboratory Co., Ltd.	7,200	94,810
#	Japan Kenzai Co., Ltd.	4,300	26,739
*	Japan Medical Dynamic Marketing, Inc.	2,600	6,342
#	Japan Petroleum Exploration Co., Ltd.	5,000	356,761
#	Japan Pulp & Paper Co., Ltd.	26,000	101,369
	Japan Radio Co., Ltd.	20,000	73,059
*	Japan Tobacco, Inc.	30	156,431
#	Japan Transcity Corp.	13,000	60,660
	Japan Vilene Co., Ltd.	16,000	87,789
#	Jastec Co., Ltd.	3,000	31,322
	JBIS Holdings, Inc.	14,000	64,760
	Jeans Mate Corp.	5,400	51,011
#	Jeol, Ltd.	12,000	81,324

	JFE Holdings, Inc.	10,100	613,846
	JFE Shoji Holdings, Inc.	39,000	252,956
	JGC Corp.	18,000	341,268
	Jidosha Buhin Kogyo Co., Ltd.	7,000	30,800
	JMS Co., Ltd.	6,000	18,387
*	Joban Kosan Co., Ltd.	13,000	22,886
	J-Oil Mills, Inc.	32,000	110,489
	Joint Corp.	3,700	135,030
#	Joshin Denki Co., Ltd.	10,000	61,429
	JS Group Corp.	42,000	883,193
	JSP Corp.	8,900	113,146
	JSR Corp., Tokyo	7,300	165,089
	JTEKT Corp.	15,000	266,991
	Juki Corp.	13,000	78,233
	Juroku Bank, Ltd.	78,000	509,783
	K.R.S. Corp.	2,100	26,058
#	Kabuki-Za Co., Ltd.	1,000	40,518
	Kadokawa Holdings, Inc.	5,800	142,037
#	Kaga Electronics Co., Ltd.	5,300	97,069
	Kagome Co., Ltd.	10,900	168,101
	Kajima Corp.	81,000	330,695
	Kaken Pharmaceutical Co., Ltd.	18,000	138,303
#	Kamagai Gumi Co., Ltd.	21,000	39,660
	Kameda Seika Co., Ltd.	6,000	71,085
	Kamei Corp.	4,000	27,582
	Kamigumi Co., Ltd.	69,000	585,793
	Kanaden Corp.	5,000	30,478
	Kanagawa Chuo Kotsu Co., Ltd.	7,000	31,598
	Kanamoto Co., Ltd.	5,000	50,291
	Kandenko Co., Ltd.	31,000	170,165
	Kaneka Corp.	83,000	717,510
*	Kanematsu Corp.	51,000	86,809
	Kanematsu Electronics, Ltd.	4,500	32,968
	Kansai Electric Power Co., Inc.	18,700	469,449
	Kansai Paint Co., Ltd.	54,000	445,093
	Kanto Auto Works, Ltd.	14,800	212,992
#	Kanto Denka Kogyo Co., Ltd.	16,000	70,659
	Kanto Natural Gas Development Co., Ltd.	13,000	82,986
	Kao Corp.	9,000	249,269
	Kasai Kogyo Co., Ltd.	7,000	26,127
	Kasumi Co., Ltd.	15,000	81,546
#	Katakura Industries Co., Ltd.	7,000	129,045
	Kato Sangyo Co., Ltd.	7,000	92,564
	Kato Works Co., Ltd.	7,000	38,829
	Katokichi Co., Ltd.	39,300	220,343
# *	Kawada Industries, Inc.	10,000	16,749
	Kawai Musical Instruments Manufacturing Co., Ltd.	15,000	30,492
	Kawasaki Heavy Industries, Ltd.	33,000	129,508
	Kawasaki Kinkai Kisen Kaisha, Ltd.	6,000	31,375
	Kawasaki Kisen Kaisha, Ltd.	85,000	1,030,146
# *	Kawashima Textile Manufacturers, Ltd.	16,000	25,875
#	Kayaba Industry Co., Ltd.	41,000	186,346
	KDDI Corp.	64	547,592
	Keihanshin Real Estate Co., Ltd.	10,000	81,783
	Keihin Corp.	14,600	294,553
#	Keihin Electric Express Railway Co., Ltd.	28,000	187,389
	Keiiyu Co., Ltd.	4,400	26,814
	Keio Corp.	42,000	278,868

	Keisei Electric Railway Co., Ltd.	34,000	209,109
#	Keiyo Co., Ltd.	12,000	79,648
	Kentucky Fried Chicken Japan, Ltd.	5,000	89,592
#	Kenwood Corp.	85,000	145,541
#	Key Coffee, Inc.	2,200	30,412
	Keyence Corp.	1,200	256,816
#	Kibun Food Chemifa Co., Ltd.	2,000	23,644
	Kikkoman Corp.	36,000	538,912
	Kinden Corp.	43,000	371,570
#	Kinki Nippon Tourist Co., Ltd.	8,000	23,746
#	Kinki Sharyo Co., Ltd.	7,000	26,907
	Kinsho Corp.	11,500	35,433
#	Kintetsu Corp.	51,000	150,946
	Kintetsu World Express, Inc.	3,300	118,099
#	Kinugawa Rubber Industrial Co., Ltd.	11,000	17,545
	Kioritz Corp.	8,000	24,554
	Kirin Brewery Co., Ltd.	60,000	929,839
# *	Kishu Paper Co., Ltd.	10,000	17,686
#	Kisoji Co., Ltd.	3,800	65,245
	Kissei Pharmaceutical Co., Ltd.	8,000	145,200
	Kitagawa Iron Works Co., Ltd.	25,000	51,981
	Kitano Construction Corp.	10,000	20,561
	Kitz Corp.	13,000	99,647
	Kiyo Holdings, Inc.	171,000	270,389
	Koa Corp.	8,500	106,757
	Koatsu Gas Kogyo Co., Ltd.	11,000	67,490
#	Kobayashi Pharmaceutical Co., Ltd.	3,600	124,156
#	Kobayashi Yoko Co., Ltd.	1,900	18,446
	Kobe Steel, Ltd.	245,000	842,080
#	Koei Co., Ltd.	9,100	150,444
#	Kohnan Shoji Co., Ltd.	5,200	63,606
	Kohsoku Corp.	5,000	27,917
	Koike Sanso Kogyo Co., Ltd.	7,000	39,740
	Koito Industries, Ltd.	7,000	23,895
	Koito Manufacturing Co., Ltd.	37,000	411,822
#	Kojima Co., Ltd.	9,100	73,434
# *	Kokusai Kogyo Co., Ltd.	6,000	24,287
#	Kokuyo Co., Ltd.	29,000	335,466
	Komai Tekko, Inc.	12,000	27,352
	Komatsu Seiren Co., Ltd.	8,000	39,254
	Komatsu Wall Industry Co., Ltd.	1,800	27,517
	Komatsu, Ltd.	15,000	398,959
	Komeri Co., Ltd.	7,300	194,974
	Komori Corp.	16,000	380,585
	Konaka Co., Ltd.	4,080	36,619
	Konami Co., Ltd.	2,400	55,885
	Konami Corp. ADR	2,900	67,686
	Konica Minolta Holdings, Inc.	22,500	306,742
	Konishi Co., Ltd.	3,100	30,863
	Kosaido Co., Ltd.	5,400	27,752
#	Kose Corp.	5,600	151,604
#	Kosei Securities Co., Ltd.	13,000	20,129
	Kubota Corp.	15,000	125,188
	Kubota Corp. Sponsored ADR	2,800	117,348
	Kumiai Chemical Industry Co., Ltd.	25,000	57,723
	Kurabo Industries, Ltd.	45,000	131,974
	Kuraray Co., Ltd.	88,500	965,148
	Kureha Corp.	27,000	132,331

#	Kurimoto, Ltd.	22,000	54,109
	Kurita Water Industries, Ltd.	11,800	333,876
	Kuroda Electric Co., Ltd.	5,300	81,951
	Kurosaki Harima Corp.	19,000	77,186
	K’s Holdings Corp.	4,300	116,172
	Kyocera Corp.	3,400	335,317
	Kyocera Corp. Sponsored ADR	12,700	1,256,665
	Kyoden Co., Ltd.	7,000	21,277
#	Kyodo Printing Co., Ltd.	15,000	50,871
	Kyodo Shiryo Co., Ltd.	17,000	23,070
#	Kyoei Sangyo Co., Ltd.	8,000	25,526
#	Kyoei Tanker Co., Ltd.	8,000	25,989
	Kyokuto Boeki Kaisha, Ltd.	10,000	32,544
	Kyokuto Kaihatsu Kogyo Co., Ltd.	8,100	65,892
	Kyokuyo Co., Ltd.	13,000	27,895
#	Kyorin Co., Ltd.	2,000	27,827
#	Kyoritsu Maintenance Co., Ltd.	3,740	68,252
	Kyosan Electric Manufacturing Co., Ltd.	9,000	38,321
#	Kyoto Kimono Yuzen Co., Ltd.	64	63,058
	Kyowa Exeo Corp.	19,000	213,158
	Kyowa Hakko Kogyo Co., Ltd.	73,000	732,414
	Kyowa Leather Cloth Co., Ltd.	4,100	23,628
	Kyudenko Corp.	19,000	102,636
	Kyushu Electric Power Co., Inc.	9,000	244,012
# *	Kyushu-Shinwa Holdings, Inc.	54,000	18,660
#	Laox Co., Ltd.	10,000	14,285
	Lapine Co., Ltd.	12,000	18,706
	Lawson Inc.	6,200	221,269
	Leopalace21 Corp.	7,000	235,953
#	Life Corp.	10,000	126,592
	Lintec Corp.	13,000	266,509
	Lion Corp.	36,000	194,754
#	Mabuchi Motor Co., Ltd.	8,700	522,983
	Macnica, Inc.	3,200	80,694
#	Maeda Corp.	31,000	137,048
	Maeda Road Construction Co., Ltd.	19,000	163,440
#	Maezawa Industries, Inc.	3,100	13,726
	Maezawa Kaisei Industries Co., Ltd.	2,000	27,560
	Maezawa Kyuso Industries Co., Ltd.	2,000	34,310
	Makino Milling Machine Co., Ltd.	23,000	305,145
	Makita Corp.	4,000	166,968
	Makita Corp. Sponsored ADR	5,914	248,151
#	Mandom Corp.	5,500	128,741
	Mars Engineering Corp.	5,000	111,475
#	Marubeni Corp.	191,000	1,335,135
	Marubun Corp.	4,800	59,663
	Marudai Food Co., Ltd.	24,000	82,476
#	Maruei Department Store Co., Ltd.	9,000	21,985
#	Maruha Group, Inc.	46,000	91,232
	Marui Co., Ltd.	66,500	804,234
	Maruichi Steel Tube, Ltd.	17,000	529,965
	Maruka Machinery Co., Ltd.	4,000	47,043
#	Marusan Securities Co., Ltd.	12,000	143,869
	Maruwa Co., Ltd.	1,200	25,417
#	Maruyama Manufacturing Co., Inc.	7,000	14,861
*	Maruzen Co., Ltd.	34,000	49,285
	Maruzen Showa Unyu Co., Ltd.	24,000	80,078
	Maspro Denkoh Corp.	3,600	28,831

#	Matsuda Sangyo Co., Ltd.	2,200	46,312
	Matsui Securities Co., Ltd.	12,800	100,701
	Matsumotokiyoshi Co., Ltd.	11,200	261,448
	Matsushita Electric Industrial Co., Ltd.	170,000	3,605,311
	Matsushita Electric Industrial Co., Ltd. Sponsored ADR	34,000	721,480
	Matsushita Electric Works, Ltd.	46,000	576,920
#	Matsuya Co., Ltd.	4,000	73,777
	Matsuya Foods Co., Ltd.	1,900	21,931
#	Matsuzakaya Holdings Co., Ltd.	18,000	143,093
	Max Co., Ltd.	10,000	154,418
	Maxvalu Tokai Co., Ltd.	3,700	66,643
	Mazda Motor Corp.	66,000	366,334
#	MEC Co., Ltd.	2,100	17,235
	Mediceo Paltac Holdings Co., Ltd.	25,500	405,547
#	Megachips Corp.	2,900	48,591
#	Meidensha Corp.	31,000	121,898
	Meiji Dairies Corp.	29,000	192,986
# *	Meiji Machine Co., Ltd.	40,000	25,041
#	Meiji Seika Kaisha, Ltd. Tokyo	80,000	368,420
#	Meitec Corp.	2,200	63,277
#	Meito Sangyo Co., Ltd.	3,900	78,387
	Meiwa Estate Co., Ltd.	3,700	52,976
	Mercian Corp.	26,000	63,556
	Mesco, Inc.	6,000	32,804
#	Mikuni Coca-Cola Bottling Co., Ltd.	13,000	133,257
	Mikuni Corp.	7,000	25,172
#	Milbon Co., Ltd.	800	23,751
	Millea Holdings, Inc.	16,012	637,577
	Millea Holdings, Inc. ADR	51,226	2,044,430
#	Mimasu Semiconductor Industry Co., Ltd.	5,800	111,148
	Minebea Co., Ltd.	41,000	236,919
	Ministop Co., Ltd.	5,600	99,779
	Miraca Holdings, Inc.	11,000	207,479
	Miroku Jyoho Service Co., Ltd.	9,000	23,658
# *	Misawa Homes Holdings, Inc.	4,000	53,381
	MISUMI Group, Inc.	2,700	48,291
	Mitani Corp.	6,000	66,149
	Mito Securities Co., Ltd.	11,000	50,858
	Mitsuba Corp.	12,000	90,532
#	Mitsubishi Cable Industries, Ltd.	48,000	74,655
	Mitsubishi Chemical Holdings Corp.	13,000	113,901
	Mitsubishi Corp.	101,000	2,462,337
	Mitsubishi Electric Corp.	42,000	384,316
	Mitsubishi Estate Co., Ltd.	22,000	676,860
	Mitsubishi Gas Chemical Co., Inc.	54,000	451,972
	Mitsubishi Heavy Industries, Ltd.	264,000	1,604,159
#	Mitsubishi Kakoki Kaisha, Ltd.	7,000	29,903
	Mitsubishi Logistics Corp.	28,000	498,506
	Mitsubishi Materials Corp.	163,000	857,644
# *	Mitsubishi Motors Corp.	155,000	234,543
#	Mitsubishi Paper Mills, Ltd.	56,000	119,444
#	Mitsubishi Pencil Co., Ltd.	6,000	90,724
	Mitsubishi Rayon Co., Ltd.	60,000	384,515
	Mitsubishi Shindoh Co., Ltd.	11,000	33,577
#	Mitsubishi Steel Manufacturing Co., Ltd.	19,000	85,726
	Mitsubishi UFJ Financial Group, Inc.	606	6,977,295
	Mitsubishi UFJ Financial Group, Inc. ADR	6,000	69,180
*	Mitsubishi UFJ Lease & Finance Co., Ltd.	3,000	143,750

#	Mitsubishi UFJ NICOS Co., Ltd.	34,000	109,944
	Mitsubishi UFJ Securities Co., Ltd.	21,000	242,160
	Mitsuboshi Belting, Ltd.	19,000	111,756
	Mitsui & Co., Ltd.	19,000	377,544
	Mitsui & Co., Ltd. Sponsored ADR	3,551	1,438,013
	Mitsui Chemicals, Inc.	96,000	694,212
	Mitsui Engineering and Shipbuilding Co., Ltd.	85,000	444,440
	Mitsui High-Tec, Inc.	8,700	122,260
	Mitsui Home Co., Ltd.	16,000	101,986
#	Mitsui Knowledge Industry Co., Ltd.	115	28,199
	Mitsui Mining and Smelting Co., Ltd.	148,000	690,602
*	Mitsui Mining Co., Ltd.	15,000	25,511
	Mitsui O.S.K. Lines, Ltd.	34,000	466,589
#	Mitsui Sugar Co., Ltd.	35,000	113,463
	Mitsui Sumitoma Insurance Co., Ltd.	112,000	1,399,851
	Mitsui Trust Holdings, Inc.	82,000	760,701
	Mitsui-Soko Co., Ltd.	28,000	171,490
#	Mitsukoshi, Ltd.	96,000	481,048
	Mitsumi Electric Co., Ltd.	11,000	348,256
	Mitsumura Printing Co., Ltd.	8,000	31,120
	Mitsuuroko Co., Ltd.	11,000	74,132
	Miura Co., Ltd.	7,100	199,056
# *	Miyaji Engineering Group	31,000	35,949
	Miyazaki Bank, Ltd.	23,000	97,540
	Miyoshi Oil & Fat Co., Ltd.	13,000	23,967
	Miyuki Keori Co., Ltd.	8,000	26,004
	Mizuho Financial Group, Inc.	679	4,809,956
#	Mizuho Investors Securities Co., Ltd.	64,000	140,570
#	Mizuho Trust & Banking Co., Ltd.	100,000	205,855
#	Mizuno Corp.	30,000	175,112
	Mochida Pharmaceutical Co., Ltd.	14,000	140,525
#	Modec, Inc.	4,200	148,835
	Mori Seiki Co., Ltd.	9,600	274,535
#	Morinaga & Co., Ltd.	44,000	94,815
	Morinaga Milk Industry Co., Ltd.	50,000	199,841
	Morita Corp.	9,000	47,917
	Moritex Corp.	6,300	32,053
	Morozoff, Ltd.	10,000	28,234
	Mory Industries, Inc.	10,000	47,993
#	MOS Food Services, Inc.	6,000	79,224
	Moshi Moshi Hotline, Inc.	450	19,170
	MR Max Corp.	10,000	44,110
	Murata Manufacturing Co., Ltd.	5,500	386,744
	Musashino Bank, Ltd.	7,800	390,367
*	Mutoh Holdings Co., Ltd.	14,000	32,770
	Nabtesco Corp.	7,000	99,483
	NAC Co., Ltd.	3,300	36,014
#	Nachi-Fujikoshi Corp.	12,000	62,935
	Nagase & Co., Ltd.	31,000	402,027
	Nagatanien Co., Ltd.	4,000	28,929
	Nagoya Railroad Co., Ltd.	104,000	308,563
*	Naigai Co., Ltd.	28,000	28,536
#	Nakabayashi Co., Ltd.	9,000	17,780
	Nakamuraya Co., Ltd.	17,000	87,367
#	Nakano Corp.	18,000	48,024
	Nakayama Steel Works, Ltd.	32,000	108,174
#	Namco Bandai Holdings, Inc.	46,000	782,035
	NEC Corp.	358,000	1,828,532

	NEC Corp. Sponsored ADR	6,000	30,720
	NEC Fielding, Ltd.	8,500	100,972
	NEC Leasing, Ltd.	6,000	119,767
	NEC Mobiling, Ltd.	3,500	62,289
	NEC System Integration & Construction, Ltd.	11,400	131,403
# *	NEC Tokin Corp.	17,000	64,669
#	Net One Systems Co., Ltd.	157	159,149
# *	Netmarks, Inc.	32	20,871
	Neturen Co., Ltd., Tokyo	12,100	125,900
	New Japan Radio Co., Ltd.	4,000	23,154
	New Tachikawa Aircraft Co., Ltd.	1,600	35,836
	NGK Insulators, Ltd.	29,000	678,943
	NGK Spark Plug Co., Ltd.	38,000	610,704
	NHK Spring Co., Ltd.	37,000	345,691
	Nice Corp.	29,000	118,769
#	Nichia Steel Works, Ltd.	6,000	25,833
	Nichias Corp.	13,000	128,781
	Nichiban Co., Ltd.	8,000	28,105
	Nichicon Corp.	17,400	257,650
#	Nichiha Corp.	7,300	89,013
#	Nichii Gakkan Co.	7,500	115,522
#	Nichimo Co., Ltd.	15,000	27,477
#	Nichimo Corp.	15,000	12,219
	Nichirei Corp.	53,000	282,299
	Nichireki Co., Ltd.	8,000	29,737
#	Nichiro Corp.	23,000	40,429
#	Nidec Copal Corp.	10,400	116,836
	Nidec Corp.	3,400	207,114
	Nidec Corp. ADR	1,600	24,304
	Nidec Sankyo Corp.	19,000	128,245
#	Nidec Tosok Corp.	2,600	19,622
	Nifco, Inc.	6,000	139,526
#	Nihon Chouzai Co., Ltd.	3,000	60,307
	Nihon Dempa Kogyo Co., Ltd.	2,300	114,873
#	Nihon Eslead Corp.	3,100	61,061
	Nihon Inter Electronics Corp.	3,000	14,540
	Nihon Kagaku Sangyo Co., Ltd.	3,000	23,192
	Nihon Kohden Corp.	5,000	92,041
	Nihon Nohyaku Co., Ltd.	8,000	42,726
	Nihon Parkerizing Co., Ltd.	9,000	148,588
	Nihon Unisys, Ltd.	5,500	76,398
	Nikkiso Co., Ltd.	16,000	133,064
	Nikko Co., Ltd.	11,000	30,565
	Nikon Corp.	13,000	329,774
	Nintendo Co., Ltd.	1,900	662,844
	Nippei Toyama Corp.	4,000	32,308
	Nippo Corp.	20,000	158,321
	Nippon Beet Sugar Manufacturing Co., Ltd.	27,000	70,624
# *	Nippon Carbide Industries Co., Inc.	29,000	57,016
	Nippon Carbon Co., Ltd.	11,000	45,355
	Nippon Ceramic Co., Ltd.	7,000	95,242
	Nippon Chemical Industrial Co., Ltd.	11,000	30,189
	Nippon Chemi-Con Corp.	28,000	250,398
#	Nippon Chemiphar Co., Ltd.	5,000	20,115
	Nippon Chutetsukan K.K.	15,000	27,132
#	Nippon Concrete Industries Co., Ltd.	9,000	22,515
#	Nippon Denko Co., Ltd.	18,000	109,812
	Nippon Densetsu Kogyo Co., Ltd.	11,000	69,365

	Nippon Denwa Shisetu Co., Ltd.	8,000	27,739
	Nippon Electric Glass Co., Ltd.	16,000	255,833
	Nippon Express Co., Ltd.	99,000	592,058
	Nippon Felt Co., Ltd.	5,000	32,935
	Nippon Filcon Co., Ltd.	3,000	24,747
	Nippon Fine Chemical Co., Ltd.	5,000	35,771
	Nippon Flour Mills Co., Ltd.	27,000	104,977
#	Nippon Gas Co., Ltd.	11,000	99,841
	Nippon Jogesuido Sekkei Co., Ltd.	24	23,426
	Nippon Kanzai Co., Ltd.	2,800	73,649
#	Nippon Kasei Chemical Co., Ltd.	7,000	12,269
#	Nippon Kayaku Co., Ltd.	41,000	315,582
#	Nippon Kinzoku Co., Ltd.	12,000	48,659
	Nippon Koei Co., Ltd., Tokyo	18,000	51,507
	Nippon Konpo Unyu Soko Co., Ltd.	13,000	172,066
#	Nippon Koshuha Steel Co., Ltd.	16,000	31,548
	Nippon Light Metal Co., Ltd.	125,000	330,731
	Nippon Meat Packers, Inc.	42,000	509,243
	Nippon Metal Industry Co., Ltd.	18,000	87,405
	Nippon Mining Holdings, Inc.	157,500	1,385,785
	Nippon Mitsubishi Oil Corp.	222,000	1,886,313
#	Nippon Paint Co., Ltd.	55,000	293,606
	Nippon Paper Group, Inc.	259	898,418
#	Nippon Parking Development Co., Ltd.	143	8,639
	Nippon Pillar Packing Co., Ltd.	3,000	29,340
#	Nippon Piston Ring Co., Ltd.	11,000	21,418
#	Nippon Restaurant System, Inc.	2,800	91,831
	Nippon Seiki Co., Ltd.	10,000	196,909
	Nippon Seisen Co., Ltd.	7,000	41,957
#	Nippon Sharyo, Ltd.	28,000	62,486
	Nippon Sheet Glass Co., Ltd.	175,000	823,121
	Nippon Shinyaku Co., Ltd.	17,000	140,663
	Nippon Shokubai Co., Ltd.	34,000	303,157
	Nippon Signal Co., Ltd.	10,000	65,233
	Nippon Soda Co., Ltd.	29,000	111,869
	Nippon Steel Corp.	145,000	1,012,404
	Nippon Steel Trading Co., Ltd.	19,000	55,671
	Nippon Suisan Kaisha, Ltd.	56,000	377,528
	Nippon Telegraph & Telephone Corp.	46	216,074
	Nippon Telegraph & Telephone Corp. ADR	21,500	507,185
	Nippon Thompson Co., Ltd.	20,000	167,027
	Nippon Tungsten Co., Ltd.	10,000	29,203
	Nippon Valqua Industries, Ltd.	18,000	63,249
	Nippon Yakin Kogyo Co., Ltd.	15,000	179,740
	Nippon Yusen KK	92,000	849,500
	Nippon Yusoki Co., Ltd.	6,000	33,779
	Nipponkoa Insurance Co., Ltd.	125,000	1,083,745
#	Nipro Corp.	13,000	246,876
#	NIS Group Co., Ltd.	292,600	132,355
#	Nishimatsu Construction Co., Ltd.	63,000	218,187
	Nishimatsuya Chain Co., Ltd.	6,200	106,225
	Nishi-Nippon Bank, Ltd.	146,000	587,279
	Nishi-Nippon Railroad Co., Ltd.	74,000	285,330
	Nissan Chemical Industries, Ltd.	20,000	217,565
	Nissan Motor Co., Ltd.	196,800	2,190,352
	Nissan Shatai Co., Ltd.	29,000	158,277
	Nissay Dowa General Insurance Co., Ltd.	82,000	524,260
	Nissei Corp.	5,700	73,165

	Nissei Plastic Industrial Co., Ltd.	4,000	25,152
	Nissen Co., Ltd.	10,800	67,285
	Nissha Printing Co., Ltd.	6,000	146,572
	Nisshin Fudosan Co., Ltd.	4,600	61,522
	Nisshin Seifun Group, Inc.	47,200	487,474
	Nisshin Steel Co., Ltd.	247,000	1,015,115
	Nisshinbo Industries, Inc.	42,000	580,576
#	Nissho Electronics Corp.	4,100	30,970
	Nissin Corp.	26,000	86,644
#	Nissin Electric Co., Ltd.	19,000	70,966
	Nissin Food Products Co., Ltd.	15,375	555,101
	Nissin Kogyo Co., Ltd.	4,600	120,864
	Nissin Sugar Manufacturing Co., Ltd.	7,000	16,848
	Nissui Pharmaceutical Co., Ltd.	4,000	29,902
	Nitta Corp.	9,000	192,000
	Nittan Valve Co., Ltd.	4,000	31,845
	Nittetsu Mining Co., Ltd.	13,000	104,327
#	Nitto Boseki Co., Ltd.	58,000	242,104
	Nitto Denko Corp.	6,900	343,202
	Nitto Electric Works, Ltd.	9,600	131,754
	Nitto FC Co., Ltd.	5,000	27,902
	Nitto Kohki Co., Ltd.	4,900	103,643
	Nitto Seiko Co., Ltd.	5,000	34,170
#	Niws Co. HQ, Ltd.	148	31,541
	NOF Corp.	43,000	204,475
	Nohmi Bosai, Ltd.	12,000	71,626
	NOK Corp.	36,000	724,230
	Nomura Co., Ltd.	17,000	87,741
	Nomura Holdings, Inc. ADR	32,000	657,600
	Nomura Research Institute, Ltd.	4,000	107,317
	Nomura Securities Co., Ltd.	53,000	1,087,632
	Noritake Co., Ltd.	30,000	135,933
#	Noritsu Koki Co., Ltd.	6,800	113,287
#	Noritz Corp.	10,100	202,266
	NS Solutions Corp.	4,800	133,495
	NSD Co., Ltd.	6,200	94,315
	NSK, Ltd.	19,000	194,946
	NTN Corp.	44,000	364,260
	NTT Data Corp.	29	138,808
	NTT DoCoMo, Inc.	611	1,040,808
	NTT DoCoMo, Inc. Sponsored ADR	2,400	40,968
# *	Oak Capital Corp.	24,000	16,540
	Obayashi Corp.	102,000	568,975
	Obic Co., Ltd.	1,100	218,031
#	Odakyu Electric Railway Co., Ltd.	22,000	137,254
	Oenon Holdings, Inc.	8,000	21,046
	Oiles Corp.	5,640	121,450
	Oji Paper Co., Ltd.	113,000	575,877
	Okabe Co., Ltd.	7,000	35,456
	Okamoto Industries, Inc.	24,000	84,847
#	Okamoto Machine Tool Works, Ltd.	6,000	24,424
	Okamura Corp.	22,000	217,578
	Okasan Holdings, Inc.	47,000	322,027
	Oki Electric Cable Co., Ltd.	12,000	27,120
# *	Oki Electric Industry Co., Ltd.	196,000	361,436
	Okinawa Electric Power Co., Ltd.	2,980	175,284
	OKK Corp.	7,000	24,292
	OKUMA Corp.	24,000	344,793

#	Okumura Corp.	50,000	248,746
#	Okura Industrial Co., Ltd.	14,000	48,588
	Okuwa Co., Ltd.	11,000	139,295
	Olympic Corp.	3,100	20,151
	Olympus Corp.	10,000	379,393
#	O-M, Ltd.	7,000	49,998
	OMC Card, Inc.	9,000	67,554
*	Omikenshi Co., Ltd.	24,000	22,894
	Omron Corp.	14,400	371,473
	Ono Pharmaceutical Co., Ltd.	12,800	732,087
	Ono Sokki Co., Ltd.	5,000	36,803
	Onoken Co., Ltd.	5,000	68,659
	Onward Kashiyama Co., Ltd.	39,000	509,125
#	Oracle Corp. Japan	1,900	84,757
	Organo Corp.	9,000	138,728
	Oriental Land Co., Ltd.	6,300	329,909
	Oriental Yeast Co., Ltd.	5,000	28,257
	Origin Electric Co., Ltd.	5,000	31,267
	Osaka Gas Co., Ltd.	96,000	357,593
	Osaka Organic Chemical Industry, Ltd.	5,000	27,913
	Osaka Steel Co., Ltd.	6,300	109,619
#	Osaki Electric Co., Ltd.	11,000	83,542
#	OSG Corp.	3,000	39,276
	Otsuka Corp.	1,900	175,374
	Oyo Corp.	6,000	72,352
	Pacific Industrial Co., Ltd.	11,000	60,670
	Pacific Metals Co., Ltd.	9,000	168,916
#	PanaHome Corp.	30,000	178,886
	Paramount Bed Co., Ltd.	5,400	83,437
#	Parco Co., Ltd.	11,000	140,840
#	Paris Miki, Inc.	9,200	134,342
	Park24 Co., Ltd.	8,400	95,287
*	Pasco Corp.	8,000	13,219
#	Pasona, Inc.	14	26,561
	Patlite Corp.	3,000	25,021
	PCA Corp.	1,000	12,335
# *	Penta-Ocean Construction Co., Ltd.	135,000	174,365
	Pentax Corp.	21,000	133,729
#	Pigeon Corp.	8,600	139,090
	Pilot Corp.	13	95,502
	Piolax, Inc.	1,500	28,099
#	Pioneer Electronic Corp.	45,400	647,659
	Poplar Co., Ltd.	3,500	27,746
#	Press Kogyo Co., Ltd.	27,000	102,701
*	Prima Meat Packers, Ltd.	23,000	27,239
#	Pronexus, Inc.	4,000	35,342
#	Q.P. Corp.	35,400	332,155
	Raito Kogyo Co., Ltd.	16,900	54,495
#	Rasa Industries, Ltd.	10,000	27,398
	Rengo Co., Ltd.	60,000	302,217
# *	Renown, Inc.	6,000	46,864
	Resorttrust, Inc.	9,700	221,187
#	Rhythm Watch Co., Ltd.	13,000	17,746
	RICOH COMPANY, Ltd.	51,000	1,110,660
	Ricoh Elemex Corp.	4,000	28,525
	Ricoh Leasing Co., Ltd.	6,100	142,410
	Right On Co., Ltd.	4,600	111,776
	Riken Corp.	22,000	110,970

	Riken Keiki Co., Ltd.	3,000	23,279
	Riken Technos Corp.	15,000	49,497
	Riken Vitamin Co., Ltd.	4,000	109,590
#	Ringer Hut Co., Ltd.	2,800	34,219
#	Rinnai Corp.	9,500	304,561
	Rock Field Co., Ltd.	1,500	24,652
	Rohm Co., Ltd.	18,100	1,627,136
#	Rohto Pharmaceutical Co., Ltd.	11,000	108,732
	Roland Corp.	4,200	103,700
#	Roland DG Corp.	1,600	66,550
	Round One Corp.	68	114,055
#	Royal Co., Ltd.	10,000	124,727
	Ryobi, Ltd.	19,000	123,515
	Ryoden Trading Co., Ltd.	13,000	98,853
	Ryohin Keikaku Co., Ltd.	2,200	126,075
	Ryosan Co., Ltd.	8,800	215,252
#	Ryoshoku, Ltd.	9,000	187,585
	Ryoyo Electro Corp.	10,100	134,133
	S Foods, Inc.	3,000	25,000
#	S Science Co., Ltd.	164,000	28,386
#	S.T. Chemical Co., Ltd.	8,000	97,832
# *	Saeki Kensetsu Kogyo Co., Ltd.	45,000	42,258
	Sagami Chain Co., Ltd.	4,000	37,451
	Sagami Railway Co., Ltd.	12,000	39,332
#	Saibu Gas Co., Ltd.	52,000	117,402
	Saint Marc Holdings Co., Ltd.	1,000	52,818
	Saizeriya Co., Ltd.	9,500	128,573
	Sakai Chemical Industry Co., Ltd.	17,000	120,852
	Sakata INX Corp.	11,000	58,024
#	Sakata Seed Corp.	12,500	158,555
#	Sala Corp.	6,500	31,128
	San-Ai Oil Co., Ltd.	16,000	84,034
#	Sanden Corp.	24,000	106,074
	Sanei-International Co., Ltd.	2,200	71,601
*	Sanix, Inc.	16,900	43,486
#	Sankei Building Co., Ltd.	12,000	145,231
#	Sanken Electric Co., Ltd.	28,000	269,579
	Sanki Engineering Co., Ltd.	16,000	127,342
	Sankyo Co., Ltd.	13,100	565,000
	Sankyo Seiko Co., Ltd.	17,000	74,889
#	Sankyo-Tateyama Holdings, Inc.	57,000	98,375
	Sankyu, Inc., Tokyo	23,000	110,612
	Sanoh Industrial Co., Ltd.	3,000	21,720
#	Sanrio Co., Ltd.	6,200	74,342
	Sanshin Electronics Co., Ltd.	7,000	89,848
*	Sansui Electric Co., Ltd.	272,000	26,899
	Santen Pharmaceutical Co., Ltd.	8,200	206,961
	Sanwa Shutter Corp.	54,000	316,187
#	Sanyo Chemical Industries, Ltd.	25,000	163,238
	Sanyo Denki Co., Ltd.	13,000	90,762
# *	Sanyo Electric Co., Ltd.	447,000	738,305
	Sanyo Housing Nagoya Co., Ltd.	21	29,650
	Sanyo Shokai, Ltd.	18,000	149,936
	Sanyo Special Steel Co., Ltd.	29,000	179,713
	Sapporo Hokuyo Holdings, Inc.	81	844,683
#	Sapporo Holdings, Ltd.	38,000	267,762
#	Sasebo Heavy Industries Co., Ltd., Tokyo	9,000	46,285
#	Sato Corp.	4,800	87,589

	Sato Shoji Corp.	2,000	16,861
#	Satori Electric Co., Ltd.	4,900	76,753
	Secom Co., Ltd.	5,000	236,822
	Secom Joshinetsu Co., Ltd.	1,500	32,914
#	Secom Techno Service Co., Ltd.	1,500	59,122
	Sega Sammy Holdings, Inc.	9,000	165,432
	Seibu Electric Industry Co., Ltd.	6,000	30,250
	Seijo Corp.	1,200	24,406
	Seika Corp.	11,000	35,144
#	Seikagaku Corp.	11,100	128,552
	Seiko Corp.	24,000	152,927
#	Seiko Epson Corp.	24,600	712,848
	Seino Holdings Co., Ltd.	38,000	373,200
	Seiren Co., Ltd.	13,000	119,465
# *	Seiyu, Ltd.	109,000	126,401
	Sekisui Chemical Co., Ltd.	127,000	953,650
	Sekisui House, Ltd.	76,000	1,118,833
	Sekisui Jushi Co., Ltd.	9,000	69,458
	Sekisui Plastics Co., Ltd.	20,000	65,849
	Senko Co., Ltd.	27,000	87,840
	Senshu Electric Co., Ltd.	1,500	33,503
	Senshukai Co., Ltd.	11,000	141,557
	Seven & I Holdings Co., Ltd.	69,552	2,018,843
	SFCG Co., Ltd.	280	53,231
	Shaddy Co., Ltd.	2,000	17,625
	Sharp Corp., Osaka	43,000	823,606
#	Shibaura Mechatronics Corp.	12,000	75,092
	Shibusawa Warehouse Co., Ltd.	16,000	91,848
	Shibuya Kogyo Co., Ltd.	6,800	53,300
	Shiga Bank, Ltd.	61,000	423,568
#	Shikibo, Ltd.	19,000	26,238
	Shikoku Bank, Ltd.	49,000	207,171
	Shikoku Chemicals Corp.	16,000	93,678
	Shikoku Coca-Cola Bottling Co., Ltd.	2,600	28,810
	Shikoku Electric Power Co., Inc.	8,800	214,334
	Shima Seiki Manufacturing Co., Ltd.	6,900	215,198
	Shimachu Co., Ltd.	12,900	327,800
	Shimadzu Corp.	32,000	319,756
	Shimamura Co., Ltd.	1,100	118,349
	Shimano, Inc.	8,400	282,545
#	Shimizu Bank, Ltd.	1,500	65,629
	Shimizu Corp.	125,000	725,526
	Shin Nippon Air Technologies Co., Ltd.	4,200	30,535
	Shinagawa Refractories Co., Ltd.	17,000	72,750
	Shindengen Electric Manufacturing Co., Ltd.	15,000	69,175
	Shin-Etsu Chemical Co., Ltd.	6,200	416,069
	Shin-Etsu Polymer Co., Ltd.	18,000	230,077
	Shinkawa, Ltd.	5,300	113,015
	Shin-Keisei Electric Railway Co., Ltd.	5,000	16,998
	Shinki Co., Ltd.	14,400	29,727
#	Shinko Electric Co., Ltd.	14,000	40,553
	Shinko Electric Industries Co., Ltd.	6,600	126,672
	Shinko Plantech Co., Ltd.	9,000	113,038
	Shinko Securities Co., Ltd.	131,000	666,774
	Shinko Shoji Co., Ltd.	6,000	126,814
	Shin-Kobe Electric Machinery Co., Ltd.	6,000	28,143
	Shinmaywa Industries, Ltd.	38,000	177,666
#	Shinnihon Corp.	11,100	57,081

	Shinsei Bank, Ltd.	263,000	1,154,060
	Shinsho Corp.	11,000	35,975
	Shinwa Kaiun Kaisha, Ltd.	14,000	109,776
	Shionogi & Co., Ltd.	15,000	257,608
#	Shiroki Co., Ltd.	10,000	22,804
	Shiseido Co., Ltd.	13,000	279,613
	Shizuki Electric Co., Inc.	4,000	12,348
#	Shizuoka Bank, Ltd.	101,000	1,037,124
	Shizuoka Gas Co., Ltd.	15,000	89,936
#	Sho-Bond Corp.	3,500	39,546
#	Shobunsha Publications, Inc.	2,300	23,353
#	Shochiku Co., Ltd.	22,000	159,473
#	Shoko Co., Ltd.	15,000	23,803
	Showa Aircraft Industry Co., Ltd.	5,000	69,506
	Showa Corp.	13,800	173,619
	Showa Denko KK	167,000	601,006
#	Showa Sangyo Co., Ltd.	46,000	107,341
	Showa Shell Sekiyu K.K.	35,900	435,087
	Siix Corp.	4,400	73,964
# *	Silver Seiko, Ltd.	119,000	45,036
	Simree Co., Ltd.	7,400	29,416
	Sinanen Co., Ltd.	22,000	112,190
	Sintokogio, Ltd.	11,000	152,954
	SKY Perfect JSAT Corp.	706	319,063
	SMC Corp.	1,400	176,321
	SMK Corp.	21,000	128,839
	Snow Brand Milk Products Co., Ltd.	40,000	134,752
	SNT Corp.	6,000	36,264
	Soda Nikka Co., Ltd.	7,000	27,439
	Sodick Co., Ltd.	17,000	127,214
	Soft99 Corp.	3,600	28,531
#	Softbank Corp.	14,800	327,185
#	Sogo Medical Co., Ltd.	1,300	33,150
	Sohgo Security Services Co.,Ltd.	19,300	358,088
	Sojitz Corp.	306,700	1,333,322
	Sokkisha Co., Ltd.	7,000	27,960
*	Solid Group Holdings Co., Ltd.	21,500	11,965
	Sompo Japan Insurance, Inc.	119,000	1,495,655
	Sonton Food Industry Co., Ltd.	3,000	28,343
	Sony Corp.	2,000	115,122
	Sony Corp. Sponsored ADR	72,000	4,154,400
#	Sorun Corp.	3,100	23,616
	Sotoh Co., Ltd.	3,000	34,459
	Space Co., Ltd.	3,700	30,232
	Square Enix Co., Ltd.	3,100	81,136
	SRA Holdings	1,100	16,460
#	SSP Co., Ltd.	29,000	148,802
	Stanley Electric Co., Ltd.	17,600	384,557
	Star Micronics Co., Ltd.	9,000	208,932
	Starzen Corp.	10,000	23,564
#	Stella Chemifa Corp.	700	20,397
	Subaru Enterprise Co., Ltd.	9,000	28,399
	Sugi Pharmacy Co., Ltd.	4,800	103,495
	Sugimoto & Co., Ltd.	2,000	31,353
	Sumco Techxiv Corp.	1,600	91,637
#	Sumida Corp.	5,200	80,855
	Suminoe Textile Co., Ltd.	12,000	34,928
	Sumisho Computer Systems Corp.	9,200	179,533

#	Sumitomo Bakelite Co., Ltd.	64,000	450,870
	Sumitomo Chemical Co., Ltd.	194,000	1,284,792
*	Sumitomo Coal Mining Co., Ltd.	58,500	58,176
	Sumitomo Corp.	77,900	1,415,361
	Sumitomo Densetsu Co., Ltd.	8,800	32,152
	Sumitomo Electric Industries, Ltd.	104,800	1,594,868
	Sumitomo Forestry Co., Ltd.	39,000	427,563
	Sumitomo Heavy Industries, Ltd.	14,000	159,319
#	Sumitomo Light Metal Industries, Ltd.	60,000	139,003
	Sumitomo Metal Industries, Ltd., Osaka	67,000	362,476
	Sumitomo Metal Mining Co., Ltd.	48,000	1,093,521
*	Sumitomo Mitsui Construction Co., Ltd.	8,000	15,867
	Sumitomo Mitsui Financial Group, Inc.	122	1,184,948
	Sumitomo Osaka Cement Co., Ltd.	119,000	350,441
	Sumitomo Pipe & Tube Co., Ltd.	5,000	36,776
	Sumitomo Precision Products Co., Ltd.	6,000	33,764
	Sumitomo Real Estate Sales Co., Ltd.	2,600	233,924
	Sumitomo Realty & Development Co., Ltd.	7,000	264,867
	Sumitomo Rubber Industries, Ltd.	52,900	561,214
	Sumitomo Seika Chemicals Co., Ltd.	11,000	57,246
#	Sumitomo Titanium Corp.	1,500	148,524
	Sumitomo Trust & Banking Co., Ltd.	90,000	916,405
#	Sumitomo Warehouse Co., Ltd.	55,000	400,892
	Sun Wave Corp.	12,000	31,583
	Sundrug Co., Ltd.	3,700	72,809
#	SUNX, Ltd.	9,300	70,457
	Suruga Bank, Ltd.	27,000	360,007
	Suruga Corp.	4,000	92,828
	Suzuken Co., Ltd.	22,100	698,061
	Suzuki Motor Corp.	13,700	383,400
#	SWCC Showa Holdings Co., Ltd.	57,000	81,097
# *	SxL Corp.	28,000	22,352
#	Sysmex Corp.	2,100	74,196
	T&D Holdings, Inc.	18,000	1,220,013
#	T.Hasegawa Co., Ltd.	9,700	159,267
	Tachibana Eletech Co., Ltd.	3,000	29,191
#	Tachihi Enterprise Co., Ltd.	1,600	73,351
	Tachi-S Co., Ltd.	8,700	88,903
#	Tadano, Ltd.	14,000	210,832
	Taihei Dengyo Kaisha, Ltd.	13,000	94,644
	Taihei Kogyo Co., Ltd.	11,000	58,257
	Taiheiyo Cement Corp.	264,000	1,211,243
	Taiho Kogyo Co., Ltd.	5,000	67,093
	Taikisha, Ltd.	5,000	66,460
#	Taisei Corp.	292,000	963,379
	Taisei Lamick Co., Ltd.	900	21,448
	Taisei Rotec Corp.	17,000	30,750
#	Taisho Pharmaceutical Co., Ltd.	35,000	675,958
	Taiyo Nippon Sanso Corp.	34,000	277,665
	Taiyo Yuden Co., Ltd.	26,000	541,517
	Takagi Securities Co., Ltd.	15,000	61,587
	Takamatsu Corp.	6,700	99,513
	Takano Co., Ltd.	1,600	16,774
#	Takaoka Electric Manufacturing Co., Ltd.	15,000	25,767
#	Takara Holdings, Inc.	40,000	282,459
	Takara Standard Co., Ltd.	33,000	188,494
	Takasago International Corp.	16,000	87,319
	Takasago Thermal Engineering Co., Ltd.	14,000	122,176

#	Takashima & Co., Ltd.	14,000	27,536
	Takashimaya Co., Ltd.	64,000	736,793
	Takeda Pharmaceutical Co., Ltd.	16,600	1,115,683
	Takiron Co., Ltd.	16,000	53,437
#	Takuma Co., Ltd.	20,000	124,358
	Tamura Corp.	16,000	73,245
	Tamura Taiko Holdings, Inc.	3,000	8,514
	Tanabe Seiyaku Co., Ltd.	60,000	773,079
	Tasaki Shinju Co., Ltd.	6,000	26,091
	Tatsuta Electric Wire & Cable Co., Ltd.	9,000	25,047
	Tayca Corp.	8,000	23,043
	TBK Co., Ltd.	7,000	23,755
#	TCM Corp.	25,000	79,257
	TDK Corp.	1,600	144,928
	TDK Corp. Sponsored ADR	15,300	1,391,688
# *	Teac Corp.	26,000	25,683
	Techno Associe Co., Ltd.	3,000	34,307
#	Tecmo, Ltd.	6,200	58,337
	Teijin, Ltd.	110,000	588,929
	Teikoku Electric Manufacturing Co., Ltd.	3,000	67,539
#	Teikoku Piston Ring Co., Ltd.	3,000	23,320
	Teikoku Tsushin Kogyo Co., Ltd.	5,000	22,980
# *	Tekken Corp.	35,000	44,140
	Tenma Corp.	5,300	95,291
	Terumo Corp.	6,700	262,390
	The 77 Bank, Ltd.	95,000	649,302
	The Aichi Bank, Ltd.	2,400	270,070
	The Akita Bank, Ltd.	38,000	187,316
	The Aomori Bank, Ltd.	40,000	156,884
	The Awa Bank, Ltd.	56,000	296,538
	The Bank of Ikeda, Ltd.	5,200	241,368
	The Bank of Iwate, Ltd.	3,800	227,249
#	The Bank of Kyoto, Ltd.	80,000	935,267
	The Bank of Nagoya, Ltd.	44,000	301,738
	The Bank of Okinawa, Ltd.	5,400	190,675
	The Bank of Saga, Ltd.	29,000	98,704
	The Chiba Bank, Ltd.	107,000	955,241
*	The Chiba Kogyo Bank, Ltd.	7,200	99,469
	The Chugoku Bank, Ltd.	50,000	690,195
	The Chugoku Electric Power Co., Ltd.	13,000	276,022
	The Chukyo Bank, Ltd.	35,000	106,219
*	The Daiei, Inc.	10,000	107,655
	The Daisan Bank, Ltd.	38,000	120,382
	The Daishi Bank, Ltd.	84,000	373,666
	The Daito Bank, Ltd.	12,000	17,677
	The Ehime Bank, Ltd.	42,000	138,246
	The Eighteenth Bank, Ltd.	39,000	159,793
	The Fuji Fire & Marine Insurance Co., Ltd.	104,000	409,568
	The Fukui Bank, Ltd.	56,000	175,212
#	The Goodwill Group, Inc.	86	53,479
	The Gunma Bank, Ltd.	115,000	794,655
	The Hachijuni Bank, Ltd.	112,000	856,362
	The Higo Bank, Ltd.	55,000	378,867
	The Hiroshima Bank, Ltd.	148,000	894,430
	The Hokuetsu Bank, Ltd.	40,000	106,631
	The Hyakugo Bank, Ltd.	60,000	410,071
	The Hyakujishi Bank, Ltd.	70,000	416,413
	The Iyo Bank, Ltd.	71,000	682,061

	The Japan General Estate Co., Ltd.	3,100	72,541
	The Japan Steel Works, Ltd.	16,000	228,785
#	The Japan Wool Textile Co., Ltd.	20,000	166,708
	The Joyo Bank, Ltd.	120,000	773,866
	The Kagawa Bank, Ltd.	14,000	89,782
	The Kagoshima Bank, Ltd.	49,000	368,403
#	The Kanto Tsukuba Bank, Ltd.	15,900	141,003
#	The Keihin Co., Ltd.	7,000	13,201
	The Keiyo Bank, Ltd.	66,000	388,814
	The Kita-Nippon Bank, Ltd.	1,500	66,849
# *	The Maruetsu, Inc.	22,000	101,474
	The Michinoku Bank, Ltd.	29,000	97,311
	The Minato Bank, Ltd.	67,000	162,422
	The Nagano Bank, Ltd.	19,000	65,137
	The Nanto Bank, Ltd.	65,000	331,310
	The Nippon Road Co., Ltd.	26,000	46,300
	The Nippon Synthetic Chemical Industry Co., Ltd.	20,000	87,678
#	The Nisshin Oillio Group, Ltd.	33,000	206,462
	The Ogaki Kyoritsu Bank, Ltd.	74,000	359,501
	The Oita Bank, Ltd.	28,000	182,526
#	The Pack Corp.	5,200	102,336
	The San-in Godo Bank, Ltd.	36,000	358,043
	The Yasuda Warehouse Co., Ltd.	4,000	41,617
	THK Co., Ltd.	13,400	334,312
	TIS, Inc.	6,900	156,972
	TKC Corp.	6,900	117,753
*	Toa Corp.	40,000	49,017
	Toa Doro Kogyo Co., Ltd.	15,000	26,313
	Toa Oil Co., Ltd.	18,000	27,645
	Toagosei Co., Ltd.	43,000	163,605
# *	Tobishima Corp.	45,000	26,251
#	Tobu Railway Co., Ltd.	89,000	400,833
	Tobu Store Co., Ltd.	10,000	27,523
#	TOC Co., Ltd.	19,000	174,062
	Tocalo Co., Ltd.	1,000	21,093
	Tochigi Bank, Ltd.	28,000	189,721
#	Toda Corp.	58,000	331,428
	Toda Kogyo Corp.	8,000	33,080
	Todentu Corp.	9,000	27,024
	Toei Co., Ltd.	18,000	115,985
	Toenec Corp.	25,000	107,443
	Tohcello Co., Ltd.	5,000	55,236
	Toho Bank, Ltd.	50,000	213,680
	Toho Co., Ltd. (6895200)	32,500	591,846
	Toho Co., Ltd. (6895211)	8,000	25,709
	Toho Gas Co., Ltd.	60,000	291,943
# *	Toho Rayon Co., Ltd.	5,000	30,468
	Toho Real Estate Co., Ltd.	16,000	121,499
#	Toho Titanium Co., Ltd.	3,000	121,117
#	Toho Zinc Co., Ltd.	5,000	46,517
	Tohoku Bank, Ltd.	32,000	58,949
#	Tohoku Pioneer Corp.	1,600	28,900
#	Tohto Suisan Co., Ltd.	11,000	26,950
	Tohuku Electric Power Co., Inc.	10,900	252,568
	Tokai Carbon Co., Ltd.	30,000	262,859
	Tokai Corp.	6,000	20,111
*	Tokai Kanko Co., Ltd.	111,000	24,774
	Tokai Lease Co., Ltd.	14,000	27,050

	Tokai Rika Co., Ltd.	15,000	390,472
	Tokai Rubber Industries, Ltd.	21,100	379,942
	Tokai Tokyo Securities Co., Ltd.	50,000	296,133
	Tokimec, Inc.	14,000	32,500
# *	Toko, Inc.	18,000	43,274
	Tokushima Bank, Ltd.	19,000	128,919
*	Tokushu Tokai Holdings Co., Ltd.	19,380	49,843
	Tokuyama Corp.	20,000	257,791
	Tokyo Denpa Co., Ltd.	2,200	26,857
# *	Tokyo Dome Corp.	23,000	124,454
	Tokyo Electric Power Co., Ltd	29,300	975,255
	Tokyo Electron Device, Ltd.	13	23,264
#	Tokyo Electron, Ltd.	3,100	223,370
	Tokyo Energy & Systems, Inc.	10,000	75,050
	Tokyo Gas Co., Ltd.	60,000	295,750
#	Tokyo Kikai Seisakusho, Ltd.	21,000	66,904
	Tokyo Leasing Co., Ltd.	10,400	156,028
	Tokyo Ohka Kogyo Co., Ltd.	10,400	220,171
	Tokyo Rakutenchi Co., Ltd.	12,000	55,166
	Tokyo Rope Manufacturing Co., Ltd.	30,000	53,225
#	Tokyo Seimitsu Co., Ltd.	3,200	116,890
	Tokyo Steel Manufacturing Co., Ltd.	32,200	498,441
	Tokyo Style Co., Ltd.	18,000	204,855
	Tokyo Tatemono Co., Ltd.	50,000	721,877
	Tokyo Tekko Co., Ltd.	7,000	43,199
#	Tokyo Theatres Co., Inc.	11,000	25,322
	Tokyo Tomin Bank, Ltd.	7,300	262,077
#	Tokyotokeiba Co., Ltd.	48,000	124,352
	Tokyu Community Corp.	3,300	99,447
#	Tokyu Construction Co., Ltd.	12,520	73,383
	Tokyu Corp.	26,000	179,160
	Tokyu Land Corp.	14,000	173,101
	Tokyu Livable, Inc.	2,100	50,862
	Tokyu Recreation Co., Ltd.	6,000	34,688
#	Tokyu Store Chain Corp.	13,000	67,928
	Toli Corp.	9,000	23,522
	Tomato Bank, Ltd.	14,000	29,716
	Tomen Electronics Corp.	2,100	31,440
	Tomoe Corp.	6,000	19,091
	Tomoku Co., Ltd.	12,000	25,780
#	Tomy Co., Ltd.	19,100	133,283
#	Tonami Transportation Co., Ltd.	11,000	31,322
#	TonenGeneral Sekiyu KK	15,000	152,404
# *	Tonichi Carlife Group, Inc.	5,000	8,156
#	Topcon Corp.	4,000	67,654
	Toppan Forms Co., Ltd.	16,900	198,396
	Toppan Printing Co., Ltd.	84,000	887,802
	Topre Corp.	14,000	129,773
	Topy Industries, Ltd.	42,000	150,666
	Toray Industries, Inc.	46,000	311,064
#	Tori Holdings Co., Ltd.	117,000	26,910
	Torigoe Co., Ltd.	4,000	27,610
	Torii Pharmaceutical Co., Ltd.	4,400	71,179
	Torishima Pump Manufacturing Co., Ltd.	4,000	47,000
#	Toshiba Corp.	55,000	412,104
	Toshiba Machine Co., Ltd.	10,000	89,382
	Toshiba Plant Kensetsu Co., Ltd.	16,000	117,730
	Toshiba TEC Corp.	42,000	241,427

	Tosho Printing Co., Ltd.	7,000	22,098
	Tosoh Corp.	95,000	486,509
	Totetsu Kogyo Co., Ltd.	5,000	31,805
#	TOTO, Ltd.	65,000	584,846
#	Totoku Electric Co., Ltd., Tokyo	18,000	31,731
	Tottori Bank, Ltd.	9,000	24,490
#	Touei Housing Corp.	7,300	102,897
# *	Towa Bank, Ltd.	43,000	82,025
#	Towa Corp.	5,100	36,600
	Towa Pharmaceutical Co., Ltd.	3,200	126,660
#	Towa Real Estate Development Co., Ltd.	19,000	76,273
# *	Toyama Chemicals Co., Ltd.	10,000	65,591
*	Toyo Construction Co., Ltd.	13,000	14,413
#	Toyo Corp.	9,400	130,263
#	Toyo Electric Co., Ltd.	6,000	21,789
#	Toyo Engineering Corp.	19,000	117,459
	Toyo Ink Manufacturing Co., Ltd.	52,000	201,181
	Toyo Kanetsu K.K.	24,000	60,570
	Toyo Kohan Co., Ltd.	18,000	70,439
#	Toyo Machinery & Metal Co., Ltd.	4,000	22,317
#	Toyo Radiator Co., Ltd.	15,000	81,430
	Toyo Securities Co., Ltd.	25,000	105,983
	Toyo Seikan Kaisha, Ltd.	40,000	773,433
	Toyo Suisan Kaisha, Ltd.	21,000	399,302
#	Toyo Tire & Rubber Co., Ltd.	45,000	206,938
#	Toyo Wharf & Warehouse Co., Ltd.	13,000	26,393
	Toyobo Co., Ltd.	163,000	438,440
	Toyoda Gosei Co., Ltd.	20,800	594,705
	Toyota Auto Body Co., Ltd.	23,900	409,489
	Toyota Motor Corp. Sponsored ADR	41,400	4,999,464
	Toyota Tsusho Corp.	28,725	708,327
#	Trans Cosmos, Inc.	7,500	127,666
	Trend Micro, Inc.	1,000	32,983
	Trend Micro, Inc. Sponsored ADR	3,540	116,200
	Trinity Industrial Corp.	3,000	24,340
#	Trusco Nakayama Corp.	5,700	111,750
	Tsubakimoto Chain Co.	33,000	226,560
	Tsubakimoto Kogyo Co., Ltd.	8,000	28,141
	Tsudakoma Corp.	11,000	35,478
	Tsugami Corp.	9,000	40,847
	Tsukamoto Co., Ltd.	18,000	25,115
#	Tsukishima Kikai Co., Ltd.	12,000	95,320
	Tsumura & Co.	3,000	54,551
	Tsurumi Manufacturing Co., Ltd.	2,000	19,420
	Tsutsumi Jewelry Co., Ltd.	3,300	79,200
	Tsuzuki Denki Co., Ltd.	8,000	26,317
	TV Asahi Corp.	216	438,845
	Ube Industries, Ltd.	100,000	305,227
	Ube Material Industries, Ltd.	10,000	32,467
	Uchida Yoko Co., Ltd.	12,000	55,779
#	Ulvac, Inc.	9,300	312,231
	Uni-Charm Corp.	1,900	105,577
#	Unicharm Petcare Corp.	1,000	33,292
	Uniden Corp.	21,000	163,281
	Unimat Offisco Corp.	4,600	57,031
*	Union Holdings Co., Ltd.	25,000	42,827
#	Union Tool Co.	4,600	173,271
#	Unitika, Ltd.	103,000	127,210

	UNY Co., Ltd.	39,000	435,595
	Urban Corp.	10,600	168,330
#	U-Shin, Ltd.	8,000	44,203
	Ushio, Inc.	22,000	456,896
	USS Co., Ltd.	3,430	215,360
	Valor Co., Ltd.	12,000	141,568
# *	Venture Link Co., Ltd.	11,800	21,901
*	Victor Co. of Japan, Ltd.	27,000	117,976
	Vital-Net, Inc.	9,800	62,042
#	Wacoal Corp.	27,000	339,608
*	Wakachiku Construction Co., Ltd.	15,000	16,920
	Wakamoto Pharmaceutical Co., Ltd.	7,000	26,946
	Warabeya Nichiyo Co., Ltd.	2,200	29,749
	Watabe Wedding Corp.	1,600	24,319
#	Watami Food Service Co., Ltd.	2,200	31,869
	Wavelock Holdings Co., Ltd.	5,000	25,006
	West Japan Railway Co.	62	288,511
	Wood One Co., Ltd.	15,000	112,235
	Xebio Co., Ltd.	4,400	112,830
	Yahagi Construction Co., Ltd.	7,000	28,793
	Yahoo! Japan Corp.	367	125,881
	Yaizu Suisankagaku Industry Co., Ltd.	2,500	25,234
#	Yakult Honsha Co., Ltd.	7,000	168,017
	Yamada Denki Co., Ltd.	3,600	339,985
	Yamagata Bank, Ltd.	37,000	192,532
	Yamaguchi Financial Group, Inc.	22,000	266,233
	Yamaha Corp.	25,600	542,233
	Yamaha Motor Co., Ltd.	24,000	612,268
	Yamaichi Electronics Co., Ltd.	5,200	38,837
	Yamamura Glass Co., Ltd.	29,000	74,135
	Yamanashi Chuo Bank, Ltd.	45,000	292,426
	Yamatake Corp.	12,600	348,792
#	Yamatane Corp.	15,000	21,089
	Yamato Corp.	8,000	27,486
	Yamato Kogyo Co., Ltd.	11,000	394,033
	Yamato Transport Co., Ltd.	44,000	639,665
#	Yamazaki Baking Co., Ltd.	42,000	377,843
	Yamazen Co., Ltd.	14,000	96,227
#	Yaoko Co., Ltd.	2,600	66,411
#	Yaskawa Electric Corp.	9,000	97,710
	Yellow Hat, Ltd., Tokyo	2,300	16,457
	Yodogawa Steel Works, Ltd.	38,000	221,462
#	Yokogawa Bridge Corp.	6,000	32,788
	Yokogawa Electric Corp.	35,000	444,391
	Yokohama Reito Co., Ltd.	9,000	64,327
	Yokohama Rubber Co., Ltd.	71,000	512,144
#	Yokowo Co., Ltd.	2,300	20,140
#	Yomeishu Seizo Co., Ltd.	5,000	49,777
	Yomiuri Land Co., Ltd.	6,000	32,215
	Yondenko Corp.	6,000	29,898
	Yonekyu Corp.	3,000	33,299
#	Yorozu Corp.	3,200	34,968
	Yoshimoto Kogyo Co., Ltd.	5,000	71,135
#	Yoshinoya D&C Co., Ltd.	112	212,759
	Yuasa Funashoku Co., Ltd.	6,000	16,715
	Yuasa Trading Co., Ltd.	42,000	73,284
	Yuken Kogyo Co., Ltd.	10,000	37,033
	Yuraku Real Estate Co., Ltd.	21,000	105,202

	Yurtec Corp.	22,000	115,323
	Yushin Precision Equipment Co., Ltd.	1,500	25,857
#	Yushiro Chemical Industry Co., Ltd.	2,000	38,006
	Yutaka Foods Corp.	4,000	52,660
#	Zenrin Co., Ltd.	2,100	55,686
	Zensho Co., Ltd.	10,100	96,410
	Zeon Corp.	9,000	90,063
#	Zeria Pharmaceutical Co., Ltd.	11,000	96,623
	Zuken, Inc.	5,400	51,356
TOTAL COMMON STOCKS			325,440,317

RIGHTS/WARRANTS — (0.0%)
*	Dowa Mining Co., Ltd. Warrants 01/29/10	10,000	—
TOTAL — JAPAN			325,440,317

NETHERLANDS — (3.1%)
COMMON STOCKS — (3.1%)
	Aalberts Industries NV	13,684	383,509
	ABN AMRO Holding NV	3,408	163,357
	ABN AMRO Holding NV Sponsored ADR	143,146	6,866,714
#	Accell Group NV	1,221	51,655
	Aegon NV	205,374	4,205,146
	Aegon NV ADR	16,307	333,478
	Akzo Nobel NV	2,761	224,955
	Akzo Nobel NV Sponsor ADR	23,636	1,921,843
	Arcadis NV	1,598	136,433
#	Arcelor Mittal NV	103,583	6,217,540
# *	ASM International NV	9,678	255,206
*	ASML Holding NV	23,496	606,626
	Beter Bed Holding NV	1,223	43,672
	Brunel International NV	1,406	48,109
#	Corporate Express NV	22,100	288,255
	Corporate Express NV Sponsored ADR	4,200	54,684
	Crown Van Gelder NV	463	11,912
# *	Crucell NV	604	13,956
*	Crucell NV ADR	12,688	293,347
#	Draka Holding NV	4,435	186,637
#	Eriks Group NV	1,408	120,076
	Exact Holding NV	2,926	103,396
	Fornix Biosciences NV	1,113	32,924
	Gamma Holding NV	562	49,492
# *	Getronics NV	27,687	207,230
#	Grolsche NV	1,898	84,872
	Grontmij NV	380	65,916
	Hagemeyer NV	91,382	441,119
	Heijmans NV	5,592	334,800
	Heineken Holding NV	22,571	1,141,724
#	Heineken NV	23,786	1,385,535
	Hunter Douglas NV	3,419	330,736
	ICT Automatisering NV	1,299	25,232
	Imtech NV	2,907	256,908
#	ING Groep NV	13,252	589,020
	ING Groep NV Sponsored ADR	135,000	5,999,400
# *	Innoconcepts	1,933	40,497
*	James Hardie Industries NV Sponsored ADR	2,900	111,592
*	Jetix Europe NV	3,585	89,247

	Kas Bank NV	2,809	102,889
*	Kendrion NV	1,278	35,708
	Koninklijke (Royal) KPN NV Sponsored ADR	4,300	73,143
*	Koninklijke Ahold NV	151,749	1,896,132
*	Koninklijke Ahold NV Sponsored ADR	21,800	272,500
#	Koninklijke Bam Groep NV	22,205	659,843
	Koninklijke Boskalis Westminster NV	9,234	341,227
	Koninklijke DSM NV	30,083	1,493,917
	Koninklijke KPN NV	104,358	1,770,880
#	Koninklijke Philips Electronics NV	89,615	3,801,890
	Koninklijke Philips Electronics NV ADR	69,500	2,948,190
	Koninklijke Ten Cate NV	3,215	125,002
	Koninklijke Vopak NV	3,921	238,071
# *	Laurus NV	7,155	31,761
	Macintosh Retail Group NV	3,427	156,684
	Nutreco Holding NV	7,925	592,790
#	Oce NV	18,163	358,655
	OPG Groep NV	9,950	359,617
	Ordina NV	6,314	141,780
# *	Pharming Group NV	3,645	15,138
#	Randstad Holdings NV	4,391	357,537
	Reed Elsevier NV	4,769	95,025
	Reed Elsevier NV Sponsored ADR	10,200	406,878
#	Royal Numico NV	10,045	499,724
*	Samas NV	3,739	29,394
#	SBM Offshore NV	19,146	707,042
*	Semiconductor Industries NV	5,760	38,324
	Sligro Food Group NV	5,976	257,243
	Smit Internationale NV	2,332	175,577
	Stork NV	6,159	325,509
*	Tele Atlas NV	14,600	332,527
#	Telegraaf Media Groep NV	9,873	344,781
	TKH Group NV	3,432	94,385
	TNT NV	2,626	116,310
	TNT NV ADR	10,400	461,656
# *	TomTom NV	6,700	305,665
	Unilever NV	121,871	3,633,496
	Unit 4 Agresso NV	2,204	60,731
	Univar NV	5,417	281,708
#	USG People NV	7,939	369,556
# *	Van der Moolen Holding NV	4,635	23,517
	Vedior NV	36,282	1,076,677
	Wegener Arcade NV	3,643	89,286
	Wolters Kluwer NV	18,610	579,235
TOTAL COMMON STOCKS			59,794,350

RIGHTS/WARRANTS — (0.0%)
*	Royal Numico NV Coupon	5,650	—
*	SBM Offshore NV Coupons	19,146	—
*	Unilever NV Coupons	121,871	—
TOTAL RIGHTS/WARRANTS			—
TOTAL — NETHERLANDS			59,794,350

NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
*	Abano Healthcare Group, Ltd.	17,364	41,364
#	Air New Zealand, Ltd.	99,508	217,763
#	Auckland International Airport, Ltd.	37,511	74,062
	CanWest Media Works (NZ), Ltd.	32,500	57,616
#	Contact Energy, Ltd.	49,283	321,593
	Fisher & Paykel Appliances Holdings, Ltd.	77,025	221,099
#	Fisher & Paykel Healthcare Corp.	35,441	92,458
#	Fletcher Building, Ltd.	49,164	470,764
	Freightways, Ltd.	24,331	78,995
	Hallenstein Glassons Holdings, Ltd.	7,659	27,977
	Infratil, Ltd.	23,192	110,178
	Mainfreight, Ltd.	14,238	77,220
	Michael Hill International, Ltd.	7,230	49,568
	New Zealand Exchange, Ltd.	6,999	57,976
*	New Zealand Oil & Gas, Ltd.	58,232	44,650
	New Zealand Refining Co., Ltd.	40,817	212,995
	Nuplex Industries, Ltd.	16,023	85,073
	Port of Tauranga, Ltd.	20,033	103,506
	Pumpkin Patch, Ltd.	23,700	72,571
	Pyne Gould Guinness, Ltd.	61,689	84,987
*	Rubicon, Ltd.	42,151	31,727
	Ryman Healthcare Group, Ltd.	82,765	155,921
	Sanford, Ltd.	9,500	31,859
#	Sky City Entertainment Group, Ltd.	50,663	193,821
	Steel & Tube Holdings, Ltd.	12,752	44,295
	Telecom Corporation of New Zealand, Ltd. Sponsored ADR	5,400	154,548
	Tourism Holdings, Ltd.	23,932	48,769
*	Tower, Ltd.	30,018	52,113
	Trustpower, Ltd.	9,194	56,347
	Warehouse Group, Ltd.	20,225	93,122
TOTAL — NEW ZEALAND			3,364,937

NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
	Acta Holding ASA	30,000	183,205
	Aker Kvaerner ASA	9,250	226,896
	Aker Yards ASA	18,500	321,833
# *	Aktiv Kapital ASA	3,800	53,807
# *	Altinex ASA	280,000	84,534
*	Blom ASA	10,000	83,652
	Bonheur ASA	4,000	194,368
*	Camillo Eitze	2,900	28,842
# *	Det Norske Oljeselskap (DNO) ASA	66,000	130,709
	DNB Nor ASA Series A	64,600	871,300
#	DOF ASA	6,000	68,338
#	EDB Elektronisk Data Behandling ASA	6,800	59,109
#	Ekornes ASA	4,600	108,141
# *	Eltek ASA	9,643	88,567
*	Ementor ASA	14,000	118,312
#	Expert ASA	5,600	147,200
#	Farstad Shipping ASA	3,400	85,788
# *	Fast Search & Transfer ASA	7,000	17,524
#	Fred Olsen Energy ASA	5,000	254,586
	Ganger Rolf ASA	5,600	237,497
	Havila Shipping ASA	2,400	37,796
# *	Kongsberg Automotive ASA	3,600	32,588
#	Kongsberg Gruppen ASA	1,300	49,571
*	Kverneland ASA	2,200	44,526

	Leroy Seafood Group ASA	9,600	205,088
#	Norsk Hydro ASA	30,680	1,093,315
	Norsk Hydro ASA Sponsored ADR	19,300	688,238
	Norske Skogindustrier ASA Series A	27,900	418,294
*	Norwegian Air Shuttle ASA	2,600	54,971
# *	Ocean Rig ASA	32,500	220,114
	Odfjell ASA Series A	9,500	185,908
#	Olav Thon Eiendomsselskap ASA	490	64,075
	Orkla ASA	90,950	1,605,055
*	Petroleum Geo Services ASA	5,700	142,984
*	Petrolia Drilling ASA	70,000	39,773
*	Photocure ASA	3,400	31,548
#	Prosafe ASA	38,500	598,059
*	Q-Free ASA	8,000	20,187
#	Rieber and Son ASA Series A	10,000	87,786
	Scana Industrier ASA	11,139	30,213
#	Schibsted ASA	5,300	254,926
# *	Sevan Marine ASA	32,100	301,526
	Solstad Offshore ASA	3,600	94,872
	Sparebanken Midt-Norge	6,650	77,142
	Statoil ASA Sponsored ADR	16,700	455,910
#	Storebrand ASA	36,600	575,428
	Tandberg ASA Series A	20,000	449,715
*	TGS Nopec Geophysical Co. ASA	15,800	334,076
#	Tomra Systems ASA	32,100	261,820
	TTS Marine ASA	4,000	54,998
#	Veidekke ASA	14,000	159,480
#	Wilhelmsen (Wilhelm), Ltd. ASA Series A	4,600	178,415
#	Yara International ASA	24,900	720,234
TOTAL — NORWAY			12,932,839

PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
	Banco BPI SA	23,353	203,368
	Banco Comercial Portugues, SA (BCP)	336,951	1,707,246
	Banco Espirito Santo, SA (BES)	56,514	1,294,842
	Brisa Auto Estradas de Portugal SA	33,425	444,126
# *	Cimpor Cimentos de Portugal SA	59,515	583,611
	Energias de Portugal SA	17,966	102,271
	Energias de Portugal SA Sponsored ADR	7,400	422,392
	Finibanco Holdings SGPS SA	14,885	100,098
*	Impresa Sociedade Gestora de Participacoes Socias SA	4,601	34,694
	Jeronimo Martins SGPS SA	17,820	107,114
	Mota-Engil SGPS SA	24,134	229,198
	Portugal Telecom SA	4,173	57,944
#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	5,482	89,534
	Sag Gest - Solucoes Automovel Globais SGPS SA	13,935	35,056
	Sociedade de Investimento e Gestao SGPS SA	14,144	239,438
*	Sonae Industria SGPS SA	19,622	256,648
	Sonae SGPS SA	202,429	591,660
*	Sonaecom SGPS SA	30,900	202,900
# *	Teixeira Duarte Engenharia e Construcoes SA	73,407	407,250
TOTAL — PORTUGAL			7,109,390

SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
	Allgreen Properties, Ltd.	168,500	202,534
	Amtek Engineering, Ltd.	72,000	51,734
	Ascott Group, Ltd.	179,000	217,594
*	ASI Marine Holdings, Ltd.	49,000	43,554
#	Asia Pacific Breweries, Ltd.	12,000	121,331
	Benjamin (F.J.) Holdings, Ltd.	90,000	53,391
	Beyonics Technology, Ltd.	135,000	48,180
	Bonvests Holdings, Ltd.	51,600	57,829
	Bukit Sembawang Estates, Ltd	8,000	63,633
	Cerebos Pacific, Ltd.	34,000	81,767
	CH Offshore, Ltd.	131,000	53,921
# *	Chartered Semiconductor Manufacturing, Ltd.	107,000	91,593
*	Chartered Semiconductor Manufacturing, Ltd. ADR	23,700	200,265
	China Dairy Group, Ltd.	147,000	46,011
	China Merchants Holdings Pacific, Ltd.	79,000	41,616
	Chuan Hup Holdings, Ltd.	150,000	35,462
	City Developments, Ltd.	31,000	349,965
	Comfortdelgro Corp., Ltd.	206,000	300,779
	Cosco Corp. (Singapore), Ltd.	51,000	89,488
	Creative Technology Co., Ltd.	11,800	56,303
	DBS Group Holdings, Ltd.	106,000	1,685,370
	Delong Holdings, Ltd.	51,200	122,418
	Ellipsiz, Ltd.	83,000	52,491
*	Enviro-Hub Holdings, Ltd.	129,000	39,471
*	Eucon Holdings, Ltd.	251,000	25,831
#	Ezra Holdings Pte, Ltd.	18,000	67,195
	Food Empire Holdings, Ltd.	79,000	51,839
	Fraser & Neave, Ltd.	169,000	640,819
*	Fu Yu Manufacturing, Ltd.	118,000	21,721
	GK Goh Holdings, Ltd.	87,000	62,882
*	Global Voice Group, Ltd.	339,000	44,103
	Goodpack, Ltd.	24,000	33,354
#	Guocoland, Ltd.	26,000	84,578
	Hartford Education Corp., Ltd.	1,083	373
	Hi-P International, Ltd.	75,000	44,941
	Ho Bee Investment, Ltd.	92,000	135,239
*	Hong Fok Corp., Ltd.	83,000	80,792
	Hong Leong Asia, Ltd.	40,000	69,784
	Hotel Grand Central, Ltd.	100,800	71,677
	Hotel Plaza, Ltd.	58,000	78,045
	Hotel Properties, Ltd.	37,000	149,113
	Hour Glass, Ltd.	25,000	22,913
	HTL International Holdings, Ltd.	26,000	14,233
	Huan Hsin Holdings, Ltd.	67,000	26,528
	Hwa Hong Corp., Ltd.	76,000	40,560
#	Hyflux, Ltd.	41,000	70,161
	Isetan (Singapore), Ltd.	15,000	48,994
	Jardine Cycle & Carriage, Ltd.	46,182	424,463
	Jaya Holdings, Ltd.	51,000	50,737
	Jurong Technologies Industrial Corp., Ltd.	51,000	31,221
	K1 Ventures, Ltd.	246,000	49,675
	Keppel Corp., Ltd.	46,000	332,678
	Keppel Land, Ltd.	50,000	305,533
	Keppel Telecommunications and Transportation, Ltd.	43,000	68,558
	Kim Eng Holdings, Ltd.	144,000	167,540
	K-REIT Asia	6,600	12,491
	KS Energy Services, Ltd.	29,000	58,277

	Labroy Marine, Ltd.	67,000	107,155
	Lum Chang Holdings, Ltd.	123,000	29,238
# *	Mediaring.Com, Ltd.	115,000	31,982
	Metro Holdings, Ltd.	145,000	96,811
*	MFS Technology, Ltd.	52,000	32,795
	Midas Holdings, Ltd.	42,000	59,905
	MMI Holdings, Ltd.	125,000	134,324
	MobileOne, Ltd.	61,000	90,140
	Natsteel, Ltd.	32,000	33,102
	Neptune Orient Lines, Ltd.	195,000	584,943
*	Olam International, Ltd.	40,000	88,092
*	Orchard Parade Holdings, Ltd.	62,000	59,923
#	Osim International, Ltd.	32,000	14,789
	Overseas Chinese Banking Corp., Ltd.	176,000	1,096,854
	Pan-United Corp., Ltd.	77,000	46,130
	Pan-United Marine, Ltd.	38,000	58,885
	Parkway Holdings, Ltd.	49,400	139,183
	Petra Foods, Ltd.	59,000	66,672
	PSC Corp., Ltd.	84,651	5,554
	QAF, Ltd.	87,000	28,747
	Raffles Education Corp., Ltd.	36,000	47,761
	Robinson & Co., Ltd.	9,000	29,138
	Rotary Engineering, Ltd.	87,000	59,711
	SBS Transit, Ltd.	27,500	62,863
	SC Global Developments, Ltd.	12,000	42,663
	SembCorp Industries, Ltd.	60,000	218,206
	SembCorp Marine, Ltd.	62,000	185,538
	Singapore Airlines, Ltd.	73,000	888,829
	Singapore Food Industries, Ltd.	43,000	26,041
	Singapore Land, Ltd.	33,000	228,541
	Singapore Petroleum Co., Ltd.	31,000	107,125
	Singapore Post, Ltd.	137,000	107,725
	Singapore Press Holdings, Ltd.	189,000	546,560
	Singapore Technologies Engineering, Ltd.	65,000	149,751
	Singapore Telecommunications, Ltd.	187,350	439,108
# *	Sinomem Technology, Ltd.	53,000	43,511
	SMRT Corp., Ltd.	65,000	82,034
	SP Chemicals, Ltd.	70,000	55,697
	Starhub, Ltd.	49,860	96,623
	Straits Trading Co., Ltd.	48,000	141,029
	Sunningdale Tech, Ltd.	130,000	33,369
	Tat Hong Holdings, Ltd.	37,000	47,568
*	Tuan Sing Holdings, Ltd.	251,000	56,658
	UMS Holdings, Ltd.	86,000	32,598
	Unisteel Technology, Ltd.	33,750	48,189
	United Engineers, Ltd.	27,000	64,085
	United Industrial Corp., Ltd.	207,000	429,119
	United Overseas Bank, Ltd.	81,000	1,287,092
*	United Test & Assembly Center, Ltd.	331,000	201,427
	UOB-Kay Hian Holdings, Ltd.	96,000	102,304
	UOL Group, Ltd.	154,000	523,720
	Venture Corp., Ltd.	61,000	613,184
	WBL Corp., Ltd.	25,000	76,221
#	Wheelock Properties (S), Ltd.	71,000	154,545
	Xpress Holdings, Ltd.	474,000	53,655
	YHI International, Ltd.	96,000	26,537
*	Zhongguo Jilong, Ltd.	24,708	715
TOTAL COMMON STOCKS			17,608,212

RIGHTS/WARRANTS — (0.0%)
*	Bukit Sembawang Estates, Ltd. Warrants 11/13/07	4,000	21,054
TOTAL — SINGAPORE			17,629,266

SPAIN — (2.7%)
COMMON STOCKS — (2.7%)
#	Abengoa SA	3,925	159,440
#	Abertis Infraestructuras SA	23,938	793,906
	Acciona SA	4,850	1,297,156
#	Acerinox SA	40,406	1,028,320
	Actividades de Construccion y Servicios SA	11,000	735,705
	Adolfo Dominguez SA	674	40,609
*	Aguas de Barcelona	96	3,475
#	Altadis SA	7,544	509,211
	Amper SA	2,702	43,645
# *	Antena 3 de Television SA	3,173	69,859
# *	Avanzit SA	17,525	155,010
*	Azkoyen SA	6,507	68,007
#	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	219,900	5,550,276
	Banco de Andalucia SA	1,901	228,817
#	Banco de Sabadell SA	153,291	1,770,480
#	Banco de Valencia SA	6,889	386,624
*	Banco de Valencia SA Issue 07	137	7,742
#	Banco Espanol de Credito SA	63,658	1,511,263
#	Banco Guipuzcoano SA	14,198	308,913
#	Banco Pastor SA	36,361	823,785
	Banco Popular Espanol SA	113,523	2,271,076
	Banco Santander Central Hispano SA	187,310	3,594,383
	Banco Santander Central Hispano SA Sponsored ADR	278,700	5,351,040
#	Bankinter SA	13,898	1,290,002
*	Baron de Ley SA	568	37,836
#	Campofrio Alimentacion SA	4,367	86,326
	Cementos Portland Valderrivas SA	3,759	527,155
#	Cia Espanola de Petroleous SA	7,531	701,105
#	Cintra Concesiones de Infraestructuras de Transporte SA	15,120	262,901
	Compania de Distribucion Integral Logista SA	1,223	100,173
	Construcciones y Auxiliar de Ferrocarriles SA	382	113,389
*	Corporacion Dermoestetica	2,300	33,719
# *	Dogi International Fabrics SA	13,276	52,847
#	Duro Felguera SA	4,524	52,216
	Ebro Puleva SA	19,805	437,177
	Electnor SA	2,324	98,695
	Enagas SA	14,593	369,030
# *	Ercros SA	283,102	224,433
#	Faes Farma SA	8,053	185,860
*	Faes Farma SA Issue 07	666	15,378
	Fomento de Construcciones y Contratas SA	4,410	435,730
	Funespana SA	2,789	29,975
	Gamesa Corporacion Tecnologica SA	16,500	607,479
	Gas Natural SDG SA	30,124	1,774,970
	Gestevision Telecinco SA	4,800	141,341
	Grupo Catalana Occidente SA	17,302	753,671
	Grupo Empresarial Ence SA	25,459	329,283
#	Grupo Ferrovial SA	9,405	998,672
	Iberdrola SA	16,084	927,764

	Iberia Lineas Aereas de Espana SA	117,303	616,867
#	Iberpapel Gestion SA	2,175	63,503
	Indra Sistemas SA	11,169	276,371
	Industria de Diseno Textil SA	5,021	316,693
# *	La Seda de Barcelona SA	72,134	233,420
	Lingotes Especiales SA	2,224	22,447
	Mapfre SA	62,775	322,358
	Mecalux SA	2,437	114,068
#	Miquel y Costas & Miquel SA	3,860	133,229
	Natra SA	4,183	58,514
# *	Natraceutical SA	27,598	59,004
# *	NH Hoteles SA	23,378	511,482
*	Nicolas Correa SA	4,684	42,506
	Obrascon Huarte Lain SA	5,167	253,259
# *	Papeles y Cartones de Europa SA	17,563	216,137
	Pescanova SA	1,025	49,018
	Prim SA	1,600	33,573
	Promotora de Informaciones SA	15,579	353,112
	Prosegur Cia de Seguridad SA	4,403	173,974
#	Red Electrica de Espana SA	14,216	695,265
	Repsol YPF SA	1,793	65,793
	Repsol YPF SA Sponsored ADR	68,700	2,520,603
#	Sacyr Vallehermoso SA	4,288	245,307
# *	Service Point Solutions SA (B07NKR8)	27,136	135,027
*	Service Point Solutions SA (B1VYC01)	905	4,506
	Sociedad General de Aguas de Barcelona SA Class A	14,021	518,680
# *	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	10,262	70,351
*	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola Issue 07	3,846	26,392
*	Sogecable SA	5,419	219,105
	Sol Melia SA	13,839	328,384
#	SOS Cuetara SA	21,945	420,960
	Tavex Algodonera SA	7,016	31,801
*	Tecnocom Telecomunicaciones y Energia SA	2,289	38,235
	Telefonica SA	5,983	136,131
	Telefonica SA Sponsored ADR	42,200	2,888,168
#	Tubacex SA	29,449	257,347
	Tubos Reunidos SA	7,744	203,990
	Union Fenosa SA	6,833	402,607
#	Unipapel SA	3,553	133,727
	Uralita SA	30,446	289,290
*	Urbanizaciones y Transportes SA	8,757	23,539
#	Vidrala SA	2,602	95,034
	Viscofan SA	11,014	259,986
#	Zardoya Otis SA	4,817	227,952
# *	Zeltia SA, Madrid	22,716	211,083
TOTAL COMMON STOCKS			51,594,667

RIGHTS/WARRANTS — (0.0%)
*	Banco Guipuzcoano SA Rights 06/11/07	14,198	9,934
*	Ercros SA Rights 06/08/07	283,102	7,619
TOTAL RIGHTS/WARRANTS			17,553
TOTAL — SPAIN			51,612,220

SWEDEN — (2.3%)
COMMON STOCKS — (2.3%)
# *	Acando AB (B1XFLG1)	16,000	39,978
*	Acando AB (B1XFLN8)	16,000	2,983
*	Active Biotech AB	7,800	78,938
	Addtech AB Series B	1,400	33,901
	Alfa Laval AB	7,300	460,398
#	Angpanneforeningen AB Series B	1,800	48,278
*	Anoto Group AB	29,000	49,670
#	Assa Abloy AB Series B	36,400	818,803
	Atlas Copco AB Series A (B1QGR41)	35,000	588,686
*	Atlas Copco AB Series A (B1QGRB8)	17,500	100,912
#	Atlas Copco AB Series B (B1QGR74)	20,400	319,456
# *	Atlas Copco AB Series B (B1QGRC9)	10,200	58,817
	Axfood AB	4,950	185,315
#	Axis AB	3,500	88,828
	B&B Tools AB	2,000	71,568
#	Ballingslov International AB	1,800	63,124
	Beijer Alma AB	3,200	52,392
	Bergs Timber AB Series B	4,200	45,939
#	Bilia AB Series A	6,000	117,385
#	Billerud AB	7,900	120,411
*	Biotage AB	16,000	27,517
	Boliden AB (B1XCBX9)	92,000	1,910,089
*	Boliden AB (B1XCC36)	92,000	158,887
	Boss Media AB	20,500	51,632
#	Cantena AB	500	8,388
	Cardo AB	5,800	258,132
	Castellum AB	3,600	52,708
*	Cision AB	14,600	58,465
	Clas Ohlson AB Series B	2,150	48,504
#	Cloetta AB Series B	2,050	75,403
#	Concordia Maritime AB Series B	3,500	23,683
	D. Carnegie & Co. AB	10,900	217,385
	Electrolux AB Series B	56,300	1,416,677
#	Elekta AB Series B	6,400	118,205
# *	Enea Data AB Series B	55,000	26,247
#	Eniro AB	39,300	507,527
#	Expanda AB	2,400	30,184
	Fabege AB	13,000	168,150
	Fagerhult AB	700	16,449
	G & L Beijer AB Series B	1,600	43,255
	Getinge AB	12,400	288,727
	Geveko AB	1,000	28,885
*	Geveko AB Series B	1,000	10,803
	Gunnebo AB	6,800	88,060
	Haldex AB	6,800	162,270
	Hennes & Mauritz AB Series B	9,350	592,215
	Hiq International AB	5,000	28,513
#	Hoganas AB Series B	4,100	124,092
	Holmen AB Series B	15,000	659,399
# *	Husqvarna AB Series A	4,110	64,524
#	Husqvarna AB Series B	13,700	207,960
*	IBS AB Series B	11,000	37,114
*	Industrial & Financial Systems AB Series B	34,000	42,755
	Intrum Justitia AB	6,800	90,938
	JM AB	12,507	461,643
	Klovern AB	9,100	42,594
	Kungsleden AB	12,300	196,033
	Lagercrantz Group AB Series B	6,000	33,793

# *	LBI International AB	9,400	70,681
	Lennart Wallenstam Byggnads AB Class B	3,300	83,699
	Lindex AB	8,200	103,747
	LogicaCMG P.L.C.	31,350	103,413
# *	Lundin Petroleum AB	57,400	603,371
	Meda AB Series A	11,600	201,550
*	Medivir Series B	2,800	28,155
*	Metro International SA SDR Series A	1,610	1,724
*	Metro International SA SDR Series B	3,220	3,608
# *	Micronic Laser Systems AB	1,900	14,478
	Modern Times Group AB Series B	3,550	215,664
	Munters AB	4,950	74,112
*	Munters AB	1,650	4,745
	NCC AB Series B	13,600	391,371
	Nefab AB	2,300	26,441
*	Net Insight AB Series B	50,000	41,869
	New Wave Group AB Series B	7,500	85,964
#	NIBE Industrier AB	6,900	136,705
#	Nobia AB	26,700	331,051
#	Nolato AB Series B	3,000	29,702
	Nordea Bank AB	203,800	3,358,669
	OEM International AB Series B (B1SMN27)	3,000	26,566
*	OEM International AB Series B (B1SMR03)	1,000	2,876
#	OMX AB	14,400	465,120
#	Orc Software AB	1,800	48,627
#	Partnertech AB	1,500	23,736
#	PEAB AB Series B	6,400	223,112
*	Proffice AB	13,600	46,604
#	Q-Med AB	8,300	129,500
*	Readsoft AB Series B	7,000	22,776
#	Rederi AB Transatlantic Series B	6,000	49,665
	rnb Retail and Brands AB	10,000	130,100
	Sandvik AB (B1VQ252)	39,800	741,493
*	Sandvik AB (B1X0072)	39,800	17,198
#	Scania AB Series A (B1RDTD4)	6,000	151,468
# *	Scania AB Series A (B1WP5Q0)	1,500	7,566
#	Scania AB Series B (B1RDYG2)	26,400	649,219
# *	Scania AB Series B (B1WP5T3)	6,600	33,289
	Securitas AB Series B	75,600	1,126,144
# *	Securitas Direct AB Series B	11,000	32,095
	Securitas Systems AB Series B	11,000	38,459
	Skandinaviska Enskilda Banken AB (SEB) Series A	73,100	2,403,803
	Skanditek Industrifoervaltnings AB	9,000	57,391
	Skanska AB Series B	45,700	1,068,208
*	SKF AB Series A (B1Q3GZ6)	5,200	7,500
	SKF AB Series A (B1Q3HT7)	5,200	111,307
*	SKF AB Series B (B1Q3HD1)	50,100	72,043
	SKF AB Series B (B1Q3J35)	50,100	1,076,317
	Skistar AB	6,000	105,525
	SSAB Svenskt Stal AB Series A	30,000	1,119,642
#	SSAB Svenskt Stal AB Series B	14,600	503,895
#	Studsvik AB	1,000	35,401
	Svenska Cellulosa AB Series B	92,700	1,605,358
	Svenska Handelsbanken AB Series A	90,700	2,674,366
# *	SWECO AB Series B	4,000	39,319
# *	SWECO AB Series B Redemption Shares	4,000	971
	Swedish Match AB (Frueher Svenska Taendsticks AB)	21,000	388,642
#	Tele2 AB Series B	84,950	1,418,218

# *	Teleca AB Series B	4,200	17,055
	Telefonaktiebolaget LM Erricson Sponsored ADR	45,250	1,718,595
*	Telelogic AB	55,000	137,374
	TeliaSonera AB	374,600	2,773,238
	Trelleborg AB Series B	21,800	693,371
*	Vitrolife AB	6,000	38,014
	Volvo AB Series A	36,000	767,813
	Volvo AB Series B	66,700	1,401,059
	Volvo AB Sponsored ADR	71,500	1,503,645
TOTAL COMMON STOCKS			43,337,989

RIGHTS/WARRANTS — (0.0%)
*	JM AB Rights 06/07/07	1	—
TOTAL — SWEDEN			43,337,989

SWITZERLAND — (5.3%)
COMMON STOCKS — (5.3%)
	A. Hiestad Holding AG	81	121,461
#	ABB, Ltd.	88,259	1,890,422
	ABB, Ltd. Sponsored ADR	16,400	352,108
*	Actelion, Ltd.	1,309	286,346
#	Adecco SA	5,204	379,568
	Adecco SA ADR	12,700	229,870
*	Advanced Digital Broadcast Holdings SA	454	27,078
	AFG Arbonia-Forster Holding AG	252	130,883
	Allreal Holding AG	1,652	197,850
	Also Holding AG	635	35,759
	Ascom Holding AG	5,114	65,939
	Bachem AG	1,294	109,265
	Baloise-Holding AG	14,982	1,564,843
	Bank Coop AG	1,116	73,341
	Bank Sarasin & Cie Series B	83	359,841
	Banque Cantonale de Geneve	421	99,840
	Banque Cantonale Vaudoise (BCV)	933	483,143
	Banque Privee Edmond de Rothschild SA	8	245,071
	Barry Callebaut AG	507	414,593
*	Basilea Pharmaceutica AG	454	103,660
	Belimo Holdings AG	123	138,508
	Bellevue Group AG	1,614	121,180
	Berner Kantonalbank	955	171,597
	BKW FMB Energie AG	4,204	452,256
	Bobst Group AG	2,534	163,859
	Bossard Holding AG	422	29,966
	Bucher Industries AG	1,564	236,360
*	Card Guard AG	3,538	31,818
	Charles Voegele Holding AG	1,778	203,842
	Ciba Specialty Chemicals AG	3,487	224,803
	Ciba Specialty Chemicals AG ADR	32,000	1,028,800
*	Cicor Technologies	371	29,674
	Clariant AG	60,994	1,041,015
	Compagnie Financiere Richemont AG Series A	67,341	4,145,955
	Converium Holding AG	16,991	310,766
	Conzzeta Holdings AG	60	134,185
#	Credit Suisse Group	19,180	1,457,951
	Credit Suisse Group Sponsored ADR	134,700	10,227,771
	Daetwyler Holding AG	22	143,635

*	Dottikon ES Holding AG	89	21,070
	Eichhof Holding AG	34	61,039
	Emmi AG	576	72,893
	Ems-Chemie Holding AG	2,954	384,581
	Energiedienst Holding AG	500	280,179
	Feintol International Holding AG	127	47,024
	Flughafen Zuerich AG	856	330,848
*	Forbo Holding AG	487	268,290
	Galenica Holding AG	599	206,713
	Geberit AG	3,130	546,991
	George Fisher AG	932	715,711
	Givaudan SA	1,711	1,627,027
	Gurit Holding AG	73	88,867
	Helvetia Holding AG	1,906	766,971
#	Holcim, Ltd.	33,478	3,703,191
*	Implenia AG	1,760	61,739
*	Industrieholding Cham AG	90	36,650
	Interroll-Holding SA	144	60,377
	Intershop Holding AG	192	48,827
#	Jelmoli Holding AG	74	265,799
	Julius Baer Holdings, Ltd. AG	29,359	2,234,271
*	Kaba Holding AG	206	61,884
*	Kardex AG	629	32,093
	Komax Holding AG	413	72,074
	Kudelski SA	6,423	249,770
	Kuehne & Nagel International AG	6,117	562,258
	Kuoni Reisen Holding AG	448	272,153
	Lem Holdings SA	157	37,260
	Lindt & Spruengli AG	9	255,172
*	Logitech International SA	20,327	539,997
#	Lonza Group AG	9,673	956,615
	Luzerner Kantonalbank	961	213,536
	Medisize Holding AG	270	21,619
# *	Merck Serono SA ADR	8,600	193,093
# *	Micronas Semiconductor Holding AG	2,227	46,435
*	Mikron Holding AG	4,509	62,962
	Mobilezone Holding AG	6,928	41,383
	Nestle SA	29,099	11,334,669
	Nobel Biocare Holding AG	1,714	588,210
	Novartis AG	879	49,439
	Novartis AG ADR	82,902	4,657,434
# *	Oerlikon Corp.	885	476,574
	Orell Fuessli Holding AG	367	61,765
*	Phoenix Mecano AG	162	74,195
	Phonak Holding AG	3,659	349,747
	PSP Swiss Property AG	3,701	219,990
	PubliGroupe SA	282	96,908
	Rieters Holdings AG	859	474,660
	Roche Holding AG Bearer	942	193,737
	Roche Holding AG Genusschein	17,777	3,261,789
	Romande Energie Holding SA	201	287,183
*	Schaffner Holding AG	141	28,176
	Schindler Holding AG	3,385	223,096
	Schulthess Group AG	1,050	135,444
	Schweiter Technology AG	167	57,266
	Schweizerhall Holding AG	326	55,898
	Schweizerische National Versicherungs Gesellschaft	172	145,441
	SEZ Holding AG	2,250	68,272

	SGS SA	399	519,975
	SIA Abrasives Holding AG	214	87,096
	Siegfried Holding AG	269	44,986
	Sika AG	419	832,433
	Societe Generale d’Affichage	652	139,467
*	St. Galler Kantonalbank	577	293,151
	Straumann Holding AG	848	247,241
	Sulzer AG	877	1,126,797
#	Swatch Group AG	4,796	1,374,649
	Swiss Life Holding	8,000	2,153,874
	Swiss Prime Site AG	1,550	93,632
#	Swiss Re	55,395	5,274,185
	Swisscom AG	284	100,008
	Swisscom AG Sponsored ADR	5,100	179,316
*	Swisslog Holding AG	35,818	54,933
	Swissquote Group Holding SA	1,100	52,975
	Syngenta AG ADR	77,111	2,907,856
	Tamedia AG	1,352	200,552
	Tecan Group AG	2,175	153,519
*	Temenos Group AG	4,119	94,102
#	The Swatch Group AG	7,829	453,885
*	Tornos SA	4,020	73,971
	UBS AG	117,342	7,657,789
	UBS AG ADR	21,800	1,422,232
*	UMS Schweizerische Metallwerke Holding AG	1,516	31,548
*	Unilabs SA	832	30,300
	Valartis Group AG	401	31,093
	Valiant Holding AG	3,035	431,180
	Valora Holding AG	638	177,674
	Vaudoise Assurances Holdings SA	220	37,489
# *	Von Roll Holding AG	18,963	173,964
	Vontobel Holdings AG	8,124	500,009
	Walliser Kantonalbank	73	29,505
	WMH Walter Meier Holding AG	589	98,602
	Zehnder Holding AG	44	99,910
	Zuger Kantonalbank	20	57,945
	Zurich Financial SVCS AG	23,794	7,282,213
TOTAL COMMON STOCKS			100,272,133

RIGHTS/WARRANTS — (0.0%)
*	Unilabs SA Warrants 12/15/08	832	652
TOTAL — SWITZERLAND			100,272,785

UNITED KINGDOM — (16.1%)
COMMON STOCKS — (16.1%)
	Abacus Group P.L.C.	16,350	36,877
	Abbot Group P.L.C.	44,075	245,277
	Aberdeen Asset Management P.L.C.	165,464	700,018
	Acal P.L.C.	6,247	49,054
*	Acambis P.L.C.	6,465	17,308
	Admiral Group P.L.C.	19,280	372,988
*	AEA Technology P.L.C.	27,704	61,870
	Aegis Group P.L.C.	73,434	214,335
	Aga Foodservice Group P.L.C.	34,868	275,489
	Aggreko P.L.C.	34,771	390,464
	Alba P.L.C.	6,399	22,293

	Alexandra P.L.C.	9,456	29,143
	Alexon Group P.L.C.	6,447	31,461
*	Alizyme P.L.C.	11,276	20,215
	Alliance & Leicester P.L.C.	54,033	1,268,564
	Alliance Boots P.L.C.	10,213	228,257
	Alpha Airports Group P.L.C.	21,443	39,997
	Alphameric P.L.C.	15,132	17,211
	Alumasc Group P.L.C.	8,807	39,518
	Amec P.L.C.	46,246	545,347
	Amlin P.L.C.	150,849	925,236
	Amstrad P.L.C.	8,626	23,082
	Amvesco P.L.C. Sponsored ADR	64,200	1,544,010
	Anglo American P.L.C.	97,054	5,864,230
	Anglo Pacific Group P.L.C.	34,911	107,581
*	Anglo-Eastern Plantations P.L.C.	5,528	45,090
	Anite Group P.L.C.	24,338	37,343
*	Antisoma P.L.C.	99,815	102,950
	Antofagasta P.L.C.	36,286	400,947
*	ARC International P.L.C.	46,290	48,505
	Arena Leisure P.L.C.	52,926	75,398
*	Ark Theraputics Group P.L.C.	41,890	119,008
	ARM Holdings P.L.C.	12,223	34,107
	ARM Holdings P.L.C. Sponsored ADR	101,600	843,280
	Arriva P.L.C.	51,258	736,917
	Ashtead Group P.L.C.	151,824	485,241
	Associated British Foods P.L.C.	118,034	2,167,916
	AstraZeneca P.L.C. Sponsored ADR	24,400	1,297,592
	Atkins (WS) P.L.C.	18,480	410,613
	Atrium Underwriting P.L.C.	15,063	87,375
*	Autonomy Corp. P.L.C.	37,691	577,919
	Aveva Group P.L.C.	7,534	140,572
*	Avis Europe P.L.C.	78,921	93,417
	Aviva P.L.C.	260,311	4,112,427
	Avon Rubber P.L.C.	8,371	31,115
*	Axis-Shield P.L.C.	4,466	20,099
	Axon Group P.L.C.	6,761	104,337
	Babcock International Group P.L.C.	32,635	355,639
	BAE Systems P.L.C.	238,504	2,113,260
	Balfour Beatty P.L.C.	33,447	304,723
	Barclays P.L.C	35,698	510,394
	Barclays P.L.C. Spon ADR	167,000	9,557,410
	Barr (A.G.) P.L.C.	2,172	60,548
	Barratt Developments P.L.C.	80,835	1,747,781
	BBA Aviation P.L.C.	95,003	535,986
	Bellway P.L.C.	31,335	890,673
	Benfield Group, Ltd. P.L.C.	26,110	161,727
	Bespak P.L.C.	4,034	56,592
	BG Group P.L.C.	866	13,246
	BG Group P.L.C. Sponsored ADR	21,300	1,630,728
	BHP Billiton P.L.C.	15,780	384,960
	BHP Billiton P.L.C. ADR	78,500	3,848,855
	Biffa P.L.C.	7,589	49,348
*	Biocompatibles International P.L.C.	5,510	20,832
	Blacks Leisure Group P.L.C.	3,388	16,700
*	Blinkx P.L.C.	37,691	37,130
	Bloomsbury Publishing P.L.C.	9,538	35,174
	Bodycote International P.L.C.	61,910	359,295
	Bovis Homes Group P.L.C.	35,383	742,359

	BP P.L.C.	81,196	906,907
	BP P.L.C. Sponsored ADR	141,000	9,448,410
	BPP Holdings P.L.C.	3,828	48,879
	Bradford & Bingley P.L.C.	186,301	1,588,422
	Braemar Seascope Group P.L.C.	1,400	11,967
*	Brambles, Ltd.	11,454	121,366
	Brewin Dolphin Holdings P.L.C.	44,118	182,517
	Brit Insurance Holdings P.L.C.	83,511	573,769
*	British Airways P.L.C.	22,545	209,919
*	British Airways P.L.C. Sponsored ADR	6,100	567,605
	British American Tobacco P.L.C.	5,648	191,431
	British American Tobacco P.L.C. Sponsored ADR	14,500	987,160
*	British Energy Group P.L.C.	66,110	686,988
	British Land Co. P.L.C.	20,715	593,518
	British Polythene Industries P.L.C.	10,610	95,498
	British Sky Broadcasting Group P.L.C.	20,913	273,167
	British Sky Broadcasting Group P.L.C. Sponsored ADR	8,800	460,680
	Brixton P.L.C.	27,309	258,386
	Brown (N) Group P.L.C.	48,907	325,207
	BSS Group P.L.C.	29,337	292,652
	BT Group P.L.C. Sponsored ADR	16,000	1,045,600
*	BTG P.L.C.	14,451	40,351
	Bunzl P.L.C.	46,837	683,548
	Burberry Group P.L.C.	32,885	445,216
	Burren Energy P.L.C.	6,822	108,381
	Business Post Group P.L.C.	5,644	51,926
	Cable and Wireless P.L.C.	358,689	1,399,061
	Cadbury Schweppes P.L.C.	6,974	98,198
	Cadbury Schweppes P.L.C. Sponsored ADR	30,500	1,718,980
*	Cairn Energy P.L.C.	6,026	210,562
	Capita Group P.L.C.	23,933	351,227
	Capital & Regional P.L.C.	18,710	512,881
	Carclo P.L.C.	21,066	47,490
	Care U.K. P.L.C.	6,110	97,282
	Carillion P.L.C.	70,154	599,049
	Carnival P.L.C.	34,845	1,806,792
	Carpetright P.L.C.	3,979	87,467
	Carphone Warehouse Group P.L.C.	61,833	367,967
	Carr’s Milling Industries P.L.C.	2,672	29,223
	Carter & Carter Group P.L.C.	3,084	64,457
	Castings P.L.C.	5,760	34,365
*	Catlin Group, Ltd.	8,692	87,457
	Centaur Media P.L.C.	44,800	125,754
	Centrica P.L.C.	167,403	1,270,338
	Charles Taylor Consulting P.L.C.	7,751	58,120
*	Charter P.L.C.	16,922	346,200
	Chemring Group P.L.C.	3,343	141,638
	Chime Communications P.L.C.	35,619	40,383
	Chloride Group P.L.C.	15,702	49,682
	Chrysalis Group P.L.C.	11,808	31,232
	Clarke (T.) P.L.C.	2,296	10,404
	Clarkson P.L.C.	1,797	33,701
	Clinton Cards P.L.C.	51,464	72,827
	Close Brothers Group P.L.C.	39,644	742,358
*	CLS Holdings P.L.C.	3,021	44,554
	Cobham P.L.C.	159,960	693,778
	Collins Stewart P.L.C.	33,896	157,869
*	Colt Telecom Group P.L.C.	18,686	57,330

	Communisis P.L.C.	17,096	22,160
	Compass Group P.L.C.	274,479	2,048,507
	Computacenter P.L.C.	23,118	113,221
	Cookson Group P.L.C.	49,838	706,786
*	Corporate Services Group P.L.C.	237,219	40,005
*	Costain Group P.L.C.	39,984	42,164
	Cranswick P.L.C.	8,854	157,767
	Creston P.L.C.	18,283	63,705
	Croda International P.L.C.	8,941	122,536
*	CSR P.L.C.	13,340	205,644
	Daejan Holdings P.L.C.	1,617	143,862
	Daily Mail & General Trust P.L.C. Series A	27,666	461,767
	Dairy Crest Group P.L.C.	28,639	386,236
*	Dana Petroleum P.L.C.	11,766	264,825
	Datamonitor P.L.C.	7,386	96,374
	Davis Service Group P.L.C.	43,697	564,046
	Dawson Holdings P.L.C.	4,336	8,940
	De La Rue P.L.C.	17,370	259,084
	Dechra Pharmaceuticals P.L.C.	5,336	38,019
	Delta P.L.C.	40,609	116,705
	Derwent London P.L.C.	8,709	357,612
	Detica Group P.L.C.	12,630	96,086
	Development Securities P.L.C.	12,812	156,147
	Devro P.L.C.	25,742	60,024
	Diageo P.L.C. Sponsored ADR	12,900	1,101,531
	Dicom Group P.L.C.	13,747	54,462
	Dignity P.L.C.	5,437	76,885
	Diploma P.L.C.	9,813	189,569
	Domestic & General Group P.L.C.	7,917	221,498
	Domino Printing Sciences P.L.C.	25,520	167,393
	DS Smith P.L.C.	104,172	515,919
	DSG International P.L.C.	305,884	1,019,329
	DTZ Holdings P.L.C.	3,558	40,641
	Dyson Group P.L.C.	3,999	24,105
	E2V Technologies P.L.C.	11,430	105,276
*	easyJet P.L.C.	112,589	1,267,950
	Electrocomponents P.L.C.	92,853	569,578
	Elementis P.L.C.	113,391	209,984
	EMAP P.L.C.	16,130	279,822
*	Emerald Energy P.L.C.	8,417	30,342
	EMI Group P.L.C.	51,721	281,526
	Ennstone P.L.C.	71,116	76,376
	Enodis P.L.C.	101,928	417,995
	Enterprise Inns P.L.C.	130,949	1,914,075
*	Entertainment Rights P.L.C.	75,572	47,908
	Erinaceous Group P.L.C.	16,996	89,713
	Euromoney Institutional Investor P.L.C.	25,384	343,935
	Evolution Group P.L.C.	31,788	88,048
	Experian Group, Ltd.	53,109	660,841
	Expro International Group P.L.C.	27,509	501,080
	F&C Asset Management P.L.C.	128,064	486,334
	Fenner P.L.C.	27,197	125,197
	Fiberweb P.L.C.	12,365	41,187
	Fidessa Group P.L.C.	1,632	33,829
	Filtrona P.L.C.	49,860	285,197
	Filtronic P.L.C.	14,014	35,777
	Findel P.L.C.	9,483	140,140
	First Choice Holidays P.L.C.	94,696	669,811

	Firstgroup P.L.C.	32,790	450,341
	Fisher (James) & Sons P.L.C.	7,518	92,972
	FKI P.L.C.	177,118	484,055
	Forth Ports P.L.C.	9,907	403,008
*	Fortune Oil P.L.C.	97,801	11,970
	French Connection Group P.L.C.	16,801	75,454
	Friends Provident P.L.C.	238,650	935,802
	Fuller Smith & Turner P.L.C. Series A	3,664	133,775
	Future P.L.C.	95,883	77,372
*	Galiform P.L.C.	99,345	301,970
	Galliford Try P.L.C.	52,196	179,224
	Game Group P.L.C.	71,484	251,144
	Games Workshop Group P.L.C.	7,668	42,500
	GCAP Media P.L.C.	25,150	108,452
	GKN P.L.C.	182,780	1,417,454
	GlaxoSmithKline P.L.C. Sponsored ADR	51,700	2,697,706
	Gleeson (M.J.) Group P.L.C.	9,979	82,039
	Go-Ahead Group P.L.C.	3,401	175,972
	Grainger Trust P.L.C.	9,661	121,502
	Great Portland Estates P.L.C.	11,932	169,184
	Greene King P.L.C.	41,706	920,331
	Greggs P.L.C.	1,975	209,046
	Group 4 Securicor P.L.C.	297,880	1,296,706
	Guiness Peat Group P.L.C.	39,039	65,384
*	Gyrus Group P.L.C.	42,617	428,589
	Halfords Group P.L.C.	47,600	370,158
	Halma P.L.C.	80,493	371,529
	Hammerson P.L.C.	27,504	867,194
*	Hampson Industries P.L.C.	14,270	45,768
	Hanson P.L.C.	25,187	536,113
	Hanson P.L.C. Sponsored ADR	17,500	1,860,425
	Hardy Underwriting Group P.L.C.	2,839	16,562
	Havelock Europa P.L.C.	13,179	43,297
	Hays P.L.C.	115,233	397,487
	HBOS P.L.C.	379,803	8,171,737
	Headlam Group P.L.C.	17,053	209,419
	Helical Bar P.L.C.	26,771	238,531
	Helphire Group P.L.C.	28,124	230,131
	Henderson Group P.L.C.	233,650	752,895
*	Heywood Williams Group P.L.C.	30,224	60,842
	Highway Insurance Holdings P.L.C.	32,391	52,284
	Hill & Smith Holdings P.L.C.	7,234	54,308
	Hiscox, Ltd.	74,310	423,152
	Hitachi Capital UK P.L.C.	10,529	54,430
	HMV Group P.L.C.	42,297	89,792
	Holidaybreak P.L.C.	3,932	68,139
	Home Retail Group	53,109	495,650
	Homeserve P.L.C.	4,341	161,028
	Hornby P.L.C.	7,091	40,165
	HSBC Holdings P.L.C.	29,126	538,820
	HSBC Holdings P.L.C. Sponsored ADR	150,900	14,039,736
	Hunting P.L.C.	18,672	296,029
	Huntsworth P.L.C.	57,182	116,302
	Hyder Consulting P.L.C.	3,979	38,673
*	Iberdrola S.A.	17,917	1,029,566
	ICAP P.L.C.	72,099	763,810
	IG Group Holdings P.L.C.	49,120	321,927
*	Imagination Technologies Group P.L.C.	13,044	33,043

	IMI P.L.C.	44,116	527,659
	Imperial Chemical Industries P.L.C.	10,976	117,733
	Imperial Chemical Industries P.L.C. Sponsored ADR	12,100	519,090
	Imperial Tobacco Group P.L.C.	4,964	214,173
	Imperial Tobacco Group P.L.C. ADR	10,400	896,792
	Inchcape P.L.C.	63,601	699,201
	Informa P.L.C.	110,064	1,287,247
	Inmarsat P.L.C.	54,910	442,541
*	Innovation Group P.L.C.	178,483	125,517
*	Instore P.L.C.	12,812	5,454
*	Intec Telecom Systems P.L.C.	35,353	28,747
	InterContinental Hotels Group P.L.C.	8,574	231,020
	InterContinental Hotels Group P.L.C. ADR	22,137	593,050
	Intermediate Capital Group P.L.C.	3,438	128,869
	International Power P.L.C.	87,080	782,203
	International Power P.L.C. ADR	11,800	1,061,410
	Interserve P.L.C.	16,900	171,218
	Intertek Group P.L.C.	15,881	287,418
*	Invensys P.L.C.	91,962	710,145
	Invesco P.L.C.	3,416	40,633
*	iSOFT Group P.L.C.	4,527	4,054
	Ite Group P.L.C.	13,126	50,083
	ITV P.L.C.	635,840	1,476,702
	Jardine Lloyd Thompson Group P.L.C.	16,811	153,719
	Jessops P.L.C.	24,970	9,659
	JJB Sports P.L.C.	73,871	397,723
	JKX Oil and Gas P.L.C.	27,713	182,360
	Johnson Matthey P.L.C.	56,052	1,804,624
	Johnson Service Group P.L.C.	3,879	27,556
	Johnston Press P.L.C.	68,007	598,299
	Kelda Group P.L.C.	40,959	828,639
	Keller Group P.L.C.	15,170	323,113
	Kensington Group P.L.C.	5,849	57,105
	Kesa Electricals P.L.C.	36,372	252,876
	Kier Group P.L.C.	3,256	147,229
	Kiln, Ltd.	62,925	152,269
	Kingfisher P.L.C.	382,251	1,879,143
	Kingston Communications P.L.C.	122,026	177,986
	Ladbrokes P.L.C.	104,383	838,893
	Laird Group P.L.C.	50,677	595,599
	Land of Leather Holdings P.L.C.	11,260	59,426
	Land Securities Group P.L.C.	16,510	636,016
	Laura Ashley Holdings P.L.C.	143,535	84,525
	Lavendon Group P.L.C.	5,594	65,340
	Legal and General Group P.L.C.	1,036,612	3,154,843
	Liberty International P.L.C.	17,237	413,959
	Liontrust Asset Management P.L.C.	4,633	36,764
	Lloyds TSB Group P.L.C.	53,435	608,420
	Lloyds TSB Group P.L.C. Sponsored ADR	92,600	4,250,340
	LogicaCMG P.L.C.	444,514	1,463,176
	London Stock Exchange Group P.L.C.	16,421	464,404
	Lonmin P.L.C.	6,475	508,991
	Lookers P.L.C.	42,703	176,903
	Low & Bonar P.L.C.	17,518	49,339
	Luminar P.L.C.	19,530	305,676
	Man Group P.L.C.	96,225	1,121,628
	Management Consulting Group P.L.C.	89,781	98,208
	Manganese Bronze Holdings P.L.C.	3,904	70,258

	Marks & Spencer Group P.L.C.	50,722	702,078
	Marshalls P.L.C.	41,205	302,546
	Marston’s P.L.C.	86,019	796,939
*	Marylebone Warwick Balfour Group P.L.C.	11,236	63,022
	McAlpine (Alfred) P.L.C.	20,895	199,901
	McBride P.L.C.	43,865	226,248
	McKay Securities P.L.C.	2,290	19,328
	Meggitt P.L.C.	102,608	650,201
	Melrose Resources P.L.C.	21,590	148,629
	Menzies (John) P.L.C.	5,585	63,572
	Metalrax Group P.L.C.	22,274	33,381
	Mice Group P.L.C.	47,374	5,627
	Michael Page International P.L.C.	27,279	308,316
	Micro Focus International P.L.C.	22,190	120,760
	Millennium and Copthorne Hotels P.L.C.	73,056	1,084,023
*	Minerva P.L.C.	38,578	306,963
	Misys P.L.C.	48,874	243,604
	Mitchells & Butlers P.L.C.	102,896	1,807,838
	Mitie Group P.L.C.	69,605	376,594
	Morgan Crucible Company P.L.C.	55,868	320,419
	Morgan Sindall P.L.C.	5,727	151,362
	Morrison (Wm.) Supermarkets P.L.C.	399,198	2,484,819
	Morse P.L.C.	15,787	31,621
	Mothercare P.L.C.	9,738	78,622
	Mouchel Parkman P.L.C.	11,535	95,353
	MTL Instruments Group P.L.C.	3,504	35,560
	Mucklow (A & J) Group P.L.C.	3,971	35,785
*	MyTravel Group P.L.C.	55,220	361,267
	National Express Group P.L.C.	17,913	430,693
	National Grid P.L.C.	12,791	198,405
	National Grid P.L.C. Sponsored ADR	11,400	886,464
*	nCipher P.L.C.	6,060	31,362
	Nestor Healthcare Group P.L.C.	19,613	63,107
	Next P.L.C.	9,069	396,769
*	Nord Anglia Education P.L.C.	8,148	50,152
	Northern Foods P.L.C.	93,761	236,068
	Northern Rock P.L.C.	42,509	908,396
	Northgate Information Solutions P.L.C.	145,159	229,227
	Northgate P.L.C.	18,855	395,141
	Northumbrian Water Group P.L.C.	51,025	350,804
	NSB Retail Systems P.L.C.	42,949	24,914
	Old Mutual P.L.C.	902,687	3,095,388
	OPD Group P.L.C.	5,158	48,903
*	Oxford Biomedica P.L.C.	45,413	37,550
	Oxford Instruments P.L.C.	10,872	62,101
*	Pace Micro Technology P.L.C.	34,362	61,919
	Pearson P.L.C.	16,449	292,500
	Pearson P.L.C. Sponsored ADR	137,213	2,439,647
	Pendragon P.L.C.	178,706	390,400
	Pennon Group P.L.C.	40,208	538,329
	Persimmon P.L.C.	46,706	1,263,829
	Phoenix IT Group, Ltd.	5,850	44,725
	Photo-Me International P.L.C.	11,337	18,257
*	Pinewood Shep P.L.C.	14,810	84,295
*	Pinnacle Staffing Group P.L.C.	15,255	3,247
	Premier Farnell P.L.C.	60,022	255,537
	Premier Foods P.L.C.	62,430	397,135
*	Premier Oil P.L.C.	16,667	364,807

*	Protherics P.L.C.	27,920	34,284
	Prudential P.L.C.	56,341	843,768
	Prudential P.L.C. ADR	33,200	1,001,312
	Psion P.L.C.	23,515	66,645
	Punch Taverns, Ltd.	72,614	1,931,914
	PZ Cussons P.L.C.	99,264	336,631
*	QXL Ricardo P.L.C.	3,442	75,186
	Rank Group P.L.C.	30,312	121,093
	Rathbone Brothers P.L.C.	8,955	237,843
	Raymarine P.L.C.	10,990	92,824
	Reckitt Benckiser P.L.C.	11,901	647,384
	Redrow P.L.C.	40,888	477,673
	Reed Elsevier P.L.C.	8,601	116,207
	Reed Elsevier P.L.C. Sponsored ADR	7,400	399,748
*	Regent Inns P.L.C.	16,761	29,423
	Regus Group P.L.C.	96,975	286,727
	Renishaw P.L.C.	6,122	90,176
*	Renold P.L.C.	19,266	53,102
	Rensburg Sheppards P.L.C.	6,665	124,689
	Rentokil Initial P.L.C.	212,326	722,205
	Resolution P.L.C.	118,329	1,481,388
	Restaurant Group P.L.C.	17,944	117,708
	Reuters Group P.L.C.	12,581	155,775
	Reuters Group P.L.C. Sponsored ADR	4,413	327,268
	Rexam P.L.C.	109,880	1,168,504
	Ricardo P.L.C.	7,506	55,375
	Rio Tinto P.L.C.	2,961	216,158
	Rio Tinto P.L.C. Sponsored ADR	4,200	1,230,390
	RM P.L.C.	13,865	57,229
	Robert Walters P.L.C.	13,001	97,011
	Robert Wiseman Dairies P.L.C.	9,458	92,755
	ROK P.L.C.	37,245	179,146
*	Rolls-Royce Group P.L.C.	174,146	1,717,586
	Rolls-Royce Group P.L.C. Class B	6,454,931	13,101
	Rotork P.L.C.	9,724	176,990
	Royal & Sun Alliance Insurance Group P.L.C.	540,319	1,693,733
	Royal Bank of Scotland Group P.L.C.	977,792	12,146,837
	Royal Dutch Shell P.L.C. ADR	43,000	3,255,100
	Royal Dutch Shell P.L.C. Series B	111,150	4,195,428
	RPC Group P.L.C.	32,660	181,593
	RPS Group P.L.C.	41,880	302,703
	S & U P.L.C.	2,614	30,654
	SABmiller P.L.C.	172,221	4,098,693
	Sage Group P.L.C.	195,588	973,887
	Sainsbury (J.) P.L.C.	184,702	2,040,447
	Salvesen (Christian) P.L.C.	20,498	24,550
*	Sanctuary Group P.L.C.	46,233	15,561
	Savills P.L.C.	27,500	348,806
	Schroders P.L.C.	29,209	801,249
	Schroders P.L.C. Non-Voting	15,517	372,333
*	SCi Entertainment Group P.L.C.	11,401	113,583
	Scottish & Newcastle P.L.C.	119,729	1,539,225
	Scottish & Southern Energy P.L.C.	34,764	1,048,050
*	SDL P.L.C.	9,098	73,132
	Segro P.L.C.	33,727	478,458
	Senior P.L.C.	71,167	122,588
	Serco Group P.L.C.	37,264	351,236
	Severfield-Rowan P.L.C.	2,117	93,157

	Severn Trent P.L.C.	26,638	828,948
	Shaftesbury P.L.C.	10,457	142,909
	Shanks Group P.L.C.	63,427	341,921
	Shire P.L.C.	2,251	52,498
	Shire P.L.C. ADR	11,000	767,250
	Shore Capital Group P.L.C.	54,257	90,201
	SIG P.L.C.	23,143	650,618
	Signet Group P.L.C.	83,528	187,626
	Signet Group P.L.C. Sponsored ADR	30,900	700,194
*	SkyePharma P.L.C.	104,101	53,539
*	SkyePharma P.L.C. Sponsored ADR	800	4,000
	SMG P.L.C.	16,594	20,540
	Smith & Nephew P.L.C.	7,085	86,942
	Smith & Nephew P.L.C. Sponsored ADR	7,800	478,374
	Smith News P.L.C.	16,841	46,179
	Smiths Group P.L.C.	19,336	435,732
*	Soco International P.L.C.	5,101	154,079
	Sondex P.L.C.	16,345	119,439
	Spectris P.L.C.	23,570	436,802
	Speedy Hire P.L.C.	8,654	221,109
	Spirax-Sarco Engineering P.L.C.	16,409	332,443
*	Spirent Communications P.L.C.	54,266	81,697
*	Spirent Communications P.L.C. Sponsored ADR	25,100	146,333
*	Sportech P.L.C.	259,745	78,353
	Spring Group P.L.C.	46,963	63,840
	SSL International P.L.C.	19,910	166,912
	St. Ives P.L.C.	34,165	187,311
	St. Jame’s Place P.L.C.	24,749	210,748
	St. Modwen Properties P.L.C.	39,652	548,677
	Stagecoach Group P.L.C.	112,347	411,335
*	Stagecoach Group P.L.C. Series C	108,020	134,752
	Standard Chartered P.L.C.	111,050	3,760,445
	Stanley (Charles) Group P.L.C.	4,542	34,124
	Tate & Lyle P.L.C.	59,172	703,596
	Taylor Nelson Sofres P.L.C.	39,137	194,462
	Taylor Woodrow P.L.C.	159,365	1,443,443
	TDG P.L.C.	26,462	162,727
	Ted Baker P.L.C.	3,510	41,723
	Telecom Plus P.L.C.	23,457	88,796
*	Telent P.L.C.	20,755	203,393
	Tesco P.L.C.	252,337	2,292,573
*	The 600 Group P.L.C.	28,563	31,208
	Thorntons P.L.C.	8,516	31,722
*	Thus Group P.L.C.	29,989	109,276
	Tomkins P.L.C.	14,460	77,063
	Tomkins P.L.C. Sponsored ADR	52,000	1,106,040
	Topps Tiles P.L.C.	36,015	183,341
*	Total Produce P.L.C.	9,347	9,439
	Town Centre Securities P.L.C.	9,853	106,783
*	Trafficmaster P.L.C.	25,933	32,451
	Travis Perkins P.L.C.	30,002	1,231,352
	Tribal Group P.L.C.	9,056	29,078
	Trinity Mirror P.L.C.	80,284	914,036
	TT electronics P.L.C.	35,819	154,239
	Tullett Prebon P.L.C.	33,896	332,280
#	Tullow Oil P.L.C.	48,821	368,106
*	U.K. Coal P.L.C.	28,461	305,236
	Ultra Electronics Holdings P.L.C.	7,034	173,934

	Umeco P.L.C.	6,246	62,134
	Unilever P.L.C.	18,251	562,629
	Unilever P.L.C. Sponsored ADR	75,700	2,330,803
	Uniq P.L.C.	12,866	56,043
	Unite Group P.L.C.	5,289	50,883
	United Business Media P.L.C.	37,213	623,872
	United Utilities P.L.C.	13,806	210,847
	United Utilities P.L.C. Sponsored ADR	13,900	424,367
	UTV P.L.C.	8,708	73,585
*	Vanco P.L.C.	7,281	61,311
	Vedanta Resources P.L.C.	11,940	352,791
*	Venture Production P.L.C.	7,260	100,915
*	Vernalis P.L.C.	15,428	18,528
	Victrex P.L.C.	8,691	137,399
	Vislink P.L.C.	17,205	28,243
	Vitec Group P.L.C.	5,002	60,518
	Vodafone Group P.L.C.	819,694	2,564,962
	Vodafone Group P.L.C. Sponsored ADR	452,462	14,220,881
	Vp P.L.C.	11,576	84,834
	VT Group P.L.C.	15,645	185,043
	Wagon P.L.C.	17,144	40,563
	Warner Estate Holdings P.L.C.	3,238	47,575
	Waterman Group P.L.C.	13,772	53,865
	Weir Group P.L.C.	44,005	591,006
	Wetherspoon (J.D.) P.L.C.	20,187	248,836
	WH Smith P.L.C.	16,841	142,255
	Whatman P.L.C.	6,724	37,739
	Whitbread P.L.C.	43,218	1,621,378
	White Young Green P.L.C.	4,323	38,298
	William Hill P.L.C.	20,592	257,757
	Wilmington Group P.L.C.	18,239	92,244
	Wimpey (George) P.L.C.	100,718	1,253,128
	Wincanton P.L.C.	20,498	156,925
*	Wolfson Microelectronics P.L.C.	11,885	71,484
	Wolseley P.L.C.	31,322	812,259
	Wolseley P.L.C. ADR	44,700	1,168,905
	Wood Group (John) P.L.C.	94,391	580,713
	Woolworths Group P.L.C.	381,131	207,480
	Workspace Group P.L.C.	13,603	122,505
	WPP Group P.L.C.	16,973	251,017
	WPP Group P.L.C. Sponsored ADR	26,700	1,971,528
	WSP Group P.L.C.	12,342	180,671
	XANSA P.L.C.	53,559	93,868
*	XP Power, Ltd.	1,410	14,191
	Xstrata P.L.C.	54,031	3,108,948
	Yell Group P.L.C.	90,952	910,333
	Yule Catto & Co. P.L.C.	15,067	70,678
	Zetex P.L.C.	18,665	33,022
TOTAL — UNITED KINGDOM			307,448,381

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $13,740,000 FNMA 6.50%, 11/01/36, valued at $12,043,034) to be repurchased at $11,862,710	$11,861	11,861,000

SECURITIES LENDING COLLATERAL — (17.7%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $383,282,717 FHLMC, rates ranging from 4.500% to 8.000%, maturities ranging from 07/01/20 to 04/01/37 & FNMA, rates ranging from 4.354%(r) to 7.000%, maturities ranging from 05/01/22 to 06/01/37, valued at $288,911,969) to be repurchased at $283,288,629	283,247	283,246,850
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $60,746,920 FHLMC 5.626%(r), 04/01/37 & FNMA 5.627%(r), 03/01/36 & 5.688%(r), 04/01/36, valued at $55,109,265) to be repurchased at $54,036,660	54,029	54,028,691
TOTAL SECURITIES LENDING COLLATERAL		337,275,541

TOTAL INVESTMENTS — (100.0%) (Cost $1,655,931,280)		$1,907,551,800

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

	Shares	Value††

BRAZIL — (12.6%)
COMMON STOCKS — (2.3%)
Arcelor Brasil SA	41,496	$1,090,863
Cia de Saneamento do Parana	58,300	89,529
Companhia de Concessoes Radoviarias	158,000	2,652,525
Companhia Siderurgica Nacional SA	14,000	722,301
Companhia Siderurgica Nacional SA Sponsored ADR	149,228	7,946,391
Companhia Vale do Rio Doce ADR	164,600	7,481,070
Copesul Companhia Petroquimica do Sul	46,500	869,001
Empresa Brasileira de Aeronautica SA	98,400	1,190,942
Empresa Brasileira de Aeronautica SA ADR	91,925	4,456,524
Eternit SA	159,600	815,863
* IdeiasNet SA	36,000	80,583
Industrias Romi SA	18,000	158,824
Perdigao SA	84,864	1,537,359
Perdigao SA ADR	10,400	374,400
Souza Cruz SA	56,000	1,387,611
Tractebel Energia SA	152,200	1,624,206
TOTAL COMMON STOCKS		32,477,992

PREFERRED STOCKS — (10.3%)
Acesita SA	12,000	442,894
Ambev Cia de Bebidas das Americas	2,210,000	1,501,327
Ambev Cia de Bebidas das Americas ADR	21,500	1,457,700
Aracruz Celulose SA Series B	90,000	539,250
Aracruz Celulose SA Sponsored ADR	39,700	2,388,749
Banci Itau Holding Financeira SA	12,900	566,432
Banco Bradesco SA	17,600	448,017
Banco Bradesco SA Sponsored ADR	542,500	13,774,075
Banco Itau Holding Financeira SA ADR	220,900	9,739,481
Brasil Telecom Participacoes SA ADR	14,161	880,814
Brasil Telecom SA ADR	16,544	350,898
Braskem SA Preferred A	58,000	495,159
Braskem SA Special Preferred A Sponsored ADR	79,085	1,338,909
Centrais Electricas de Santa Catarina SA	45,450	962,944
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	13,634	459,738
Companhia Brasileira de Petroleo Ipiranga SA	227,000	2,824,206
* Companhia de Bebidas das Americas (AmBev)	10,422	7,080
Companhia de Tecidos Norte de Minas	970,000	171,681
Companhia Energetica de Minas Gerais	1,635,000	64,685
Companhia Energetica de Minas Gerais SA Sponsored ADR	41,817	1,648,844
Companhia Paranaense de Energia-Copel Series B	34,380,000	512,747
Companhia Paranaense de Energia-Copel Sponsored ADR	8,100	119,556
Companhia Vale do Rio Doce Series A	118,764	4,539,740
Companhia Vale do Rio Doce Sponsored ADR	244,400	9,380,072
Confab Industrial SA	201,081	732,726
Contax Participacoes SA ADR	46,700	54,434

	Distribuidora de Produtos de Petroleo Ipiranga SA	8,500	159,336
	Duratex SA	137,800	3,933,864
	Eletropaulo Metropolita SA Preferred A	4,430,000	274,425
	Forjas Taurus SA	131,100	654,476
	Gerdau SA	22,800	513,208
	Gerdau SA Sponsored ADR	324,450	7,377,993
	Gol Linhas Aereas Inteligentes SA	65,000	2,156,741
	Investimentos Itau SA	1,665,950	10,432,784
*	Itausa - Investimentos Itau SA	17,032	106,661
	Klabin SA	971,000	3,209,708
	Lojas Americanas SA	9,600,000	724,123
	Mahle-Metal Leve SA Industria e Comercio	8,666	170,523
	Marcopolo SA	127,400	417,814
	Metalurgica Gerdau SA	197,450	5,848,467
*	Net Servicos de Comunicacao SA	45,223	762,741
#	Net Servicos de Comunicacao SA Preferred ADR	58,704	983,879
*	Paranapanema SA	11,900	235,460
	Randon Implementos e Participacoes SA	68,000	566,018
	Refinaria de Petroleo Ipiranga SA	10,000	232,431
	Sadia SA	330,000	1,695,523
	Sadia SA ADR	32,900	1,687,770
	Sao Paulo Alpargatas SA	21,000	1,694,539
	Saraiva Livreiros Editores	16,700	242,111
	Suzano Papel e Celullose SA	199,105	2,404,600
	Suzano Petroquimica SA	190,963	506,981
	Tele Norte Leste Participacoes SA	27,000	513,014
	Tele Norte Leste Participacoes SA ADR	141,900	2,697,519
	Telecomunicacoes de Sao Paulo SA	31,600	931,057
	Telemar Norte Leste SA	61,000	1,644,872
	Telemig Celular Participacoes SA (2292775)	34,565,256	84,929
*	Telemig Celular Participacoes SA (B1XH7X6)	421,696	1,036
	Telemig Celular Participacoes SA ADR	1,563	75,993
	Telesp - Telecomunicacoes de San Paulo SA ADR	31,000	911,090
	Tim Participacoes SA	33,270,171	121,927
	Tim Participacoes SA ADR	17,100	625,860
	Trafo Equipamentos Electricos SA	54,900	60,016
	Ultrapar Participacoes SA	11,600	357,601
	Ultrapar Participacoes SA Sponsored ADR	6,000	182,640
	Uniao des Industrias Petroquimicas SA Series B	788,736	788,325
	Unibanco-Uniao de Bancos Brasileiros SA GDR	91,947	10,326,568
	Unibanco-Uniao de Bancos Brasileiros Units SA	419,000	4,691,666
	Usinas Siderurgicas de Minas Gerais SA Series A	146,800	8,176,783
	Vivo Participacoes SA	318,951	1,557,397
#	Vivo Participacoes SA ADR	589,500	2,888,550
	Votorantim Celulose e Papel SA	42,937	937,417
	Votorantim Celulose e Papel SA Sponsored ADR	142,100	3,073,623
	Weg SA	169,000	1,416,398
	Whirlpool SA	51,787	132,635
TOTAL PREFERRED STOCKS			144,591,250
TOTAL — BRAZIL			177,069,242

CHILE — (2.8%)
COMMON STOCKS — (2.8%)
	Aguas Andinas SA Series A	1,236,104	536,209
	Banco de Chile	1,722,617	139,946
	Banco de Chile Series F ADR	3,574	173,429
	Banco de Credito e Inversiones SA Series A	21,160	676,347

	Banco Santander Chile SA ADR	14,581	715,927
	Bancoco Santander Chile SA	988,793	46,938
	Banmedica SA	255,705	338,118
	CAP SA (Compania de Aceros del Pacifico)	94,979	1,680,564
	Cementos Bio-Bio SA	93,069	270,920
	Cintac SA	149,288	114,750
	Colbun SA	3,434,849	741,734
	Compania Cervecerias Unidas SA	36,271	255,332
	Compania Cervecerias Unidas SA ADR	28,774	998,458
	Compania de Consumidores de Gas Santiago SA	24,536	130,709
	Compania de Telecomunicaciones de Chile SA Series A	58,608	139,384
	Compania General de Electricidad SA	147,411	1,318,173
*	Compania SudAmericana de Vapores SA	699,980	1,305,138
	Compania Telecomunicaciones de Chile SA Sponsored ADR	212,138	2,036,525
	Corpbanca SA	98,961,975	592,153
*	Corpbanca SA ADR	200	5,840
	Cristalerias de Chile SA	43,584	537,337
	Distribucion y Servicio D&S SA	705,881	361,267
	Distribucion y Servicio D&S SA ADR	49,765	1,544,706
	Embotelladora Andina SA Series B	79,022	265,361
	Embotelladora Andina SA Series B ADR	10,900	219,090
	Empresa Nacional de Electricidad SA	351,708	548,038
	Empresa Nacional de Electricidad SA Sponsored ADR	59,600	2,777,360
	Empresa Nacional de Telecomunicaciones SA	121,071	2,039,733
	Empresas CMPC SA	105,440	3,550,776
	Empresas Copec SA	315,666	4,606,465
	Empresas Iansa SA	2,735,872	325,848
	Enersis SA	1,676,555	623,604
	Enersis SA Sponsored ADR	191,812	3,525,505
	Farmacias Ahumada SA	43,094	171,347
	Lan Airlines SA	33,980	548,231
	Lan Airlines SA Sponsored ADR	1,600	128,672
*	Madeco Manufacturera de Cobre SA Sponsored ADR	17,300	225,938
*	Madeco SA	3,658,861	470,584
	Masisa SA	199,060	54,912
	Parque Arauco SA	571,982	712,801
	S.A.C.I. Falabella SA	280,132	1,343,099
	Sociedad Quimica y Minera de Chile SA Series B	11,313	186,398
	Sociedad Quimica y Minera de Chile SA Sponsored ADR	6,700	1,103,088
	Vina de Concha y Toro SA	182,228	370,974
	Vina de Concha y Toro SA Sponsored ADR	4,900	200,312
*	Vina San Pedro SA	8,999,108	89,221
TOTAL COMMON STOCKS			38,747,261

RIGHTS/WARRANTS — (0.0%)
*	Lan Airlines SA ADR Rights 06/17/07	99	2,544
*	Lan Airlines SA Rights 06/17/07	2,118	568
TOTAL RIGHTS/WARRANTS			3,112
TOTAL — CHILE			38,750,373

CZECH REPUBLIC — (1.2%)
COMMON STOCKS — (1.2%)
	CEZ A.S.	119,417	6,100,959
	Komercni Banka A.S.	21,075	3,864,349
	Phillip Morris CR A.S.	439	219,216
	Telefonica 02 Czech Republic A.S.	129,953	3,772,041

*	Unipetrol A.S.	102,279	1,335,219
	Zentiva NV	19,900	1,367,696
TOTAL — CZECH REPUBLIC			16,659,480

HUNGARY — (1.7%)
COMMON STOCKS — (1.7%)
*	Danubius Hotel & Spa NYRT	4,737	247,808
#	Egis Gyogyszergyar NYRT	9,479	1,119,721
	EMASZ RT	595	79,365
*	Fotex NYRT	51,760	247,528
*	Linamar Hungary NYRT	3,167	63,646
	Magyar Telekom Telecommunications P.L.C.	352,892	1,770,858
	Magyar Telekom Telecommunications Sponsored ADR	6,200	156,798
	MOL Hungarian Oil & Gas NYRT	65,139	8,382,272
	OTP Bank NYRT	146,332	7,745,800
*	Pannonplast RT	8,510	207,427
*	RABA Automotive Holding P.L.C.	15,268	135,769
	Richter Gedeon NYRT	15,222	3,099,681
*	Synergon Information Systems	14,016	106,144
#	Tiszai Vegyi Kombinat RT	25,234	1,061,813
	Zwack Unicum RT	611	54,134
TOTAL — HUNGARY			24,478,764

INDIA — (10.9%)
COMMON STOCKS — (10.9%)
*	3M India, Ltd.	1,885	89,332
	Aarti Industries, Ltd.	19,188	11,688
	Aban Offshore, Ltd.	9,095	585,721
	ABB, Ltd. India	4,906	557,050
*	Abhishek Industries, Ltd.	93,420	42,615
	Adani Enterprises, Ltd.	86,478	503,778
	Aditya Birla Nuvo, Ltd.	28,183	978,712
	Adlabs Films, Ltd.	23,621	301,804
*	Ador Welding, Ltd.	3,120	18,826
	Aftek, Ltd.	59,619	107,196
*	Agro Tech Foods, Ltd.	8,888	27,521
	Alembic, Ltd.	89,566	141,971
	Alfa Laval (India), Ltd.	2,323	67,658
	Alok Industries, Ltd.	90,537	130,482
	Alstom Projects India, Ltd.	28,137	400,499
	Ambuja Cements, Ltd.	268,801	752,307
	Amtek Auto, Ltd.	57,978	577,815
	Ansal Properties & Infrastructure, Ltd.	30,696	252,510
	Apollo Hospitals Enterprise, Ltd.	27,768	339,464
	Apollo Tyres, Ltd.	17,302	153,647
*	Aptech, Ltd.	23,684	181,171
	Arvind Mills, Ltd.	111,058	125,724
	Asahi India Glass, Ltd.	65,517	168,022
*	Ashapura Minechem, Ltd.	1,000	6,992
	Ashok Leyland, Ltd.	454,922	418,859
*	Asian Electronics, Ltd.	4,752	69,609
	Asian Hotels, Ltd.	10,213	194,067
	Asian Paints (India), Ltd.	16,667	341,891
	Astra Microwave Products, Ltd.	12,504	41,532
	Aurobindo Pharma, Ltd.	31,075	525,506
	Automotive Axles, Ltd.	5,791	80,849

	Avaya Globalconnect, Ltd.	6,138	53,426
	Aventis Pharma, Ltd.	6,830	223,768
	Aztecsoft, Ltd.	30,303	67,642
	Bajaj Auto Finance, Ltd.	18,427	178,376
	Bajaj Auto, Ltd.	17,561	964,809
	Bajaj Hindusthan, Ltd.	54,608	230,168
	Balaji Telefilms, Ltd.	32,965	179,263
	Ballarpur Industries, Ltd.	93,006	268,756
	Balmer Lawrie & Co., Ltd.	8,790	90,393
	Balrampur Chini Mills, Ltd.	70,881	129,917
	Bank of Maharashtra, Ltd.	245,477	295,239
	Bank of Rajasthan, Ltd.	62,283	86,323
	Bannari Amman Sugars, Ltd.	3,050	60,225
	BASF India, Ltd.	13,428	87,856
*	Bata India, Ltd.	26,624	112,250
	Berger Paints India, Ltd.	93,448	102,294
	Bharat Earth Movers, Ltd.	17,714	456,427
	Bharat Forge, Ltd.	76,577	620,539
	Bharati Shipyard, Ltd.	11,184	131,937
*	Bhushan Steel & Strips, Ltd.	24,738	402,540
	Biocon, Ltd.	36,998	422,853
	Birla Corp., Ltd.	28,062	169,509
	Blue Dart Express, Ltd.	6,396	72,857
	Blue Star, Ltd.	30,792	175,833
	BOC India, Ltd.	18,710	65,585
	Bombay Dyeing & Manufacturing Co., Ltd.	14,056	191,139
	Bongaigaon Refinery & Petrochemicals, Ltd.	56,883	70,293
	Bosch Chassis Systems India	4,372	110,285
	Britannia Industries, Ltd.	7,263	273,924
	Cadila Healthcare, Ltd.	43,656	363,212
*	Cambridge Solutions, Ltd.	41,331	135,195
	Carborundum Universal, Ltd.	45,283	181,383
	CCL Products (India), Ltd.	4,124	29,298
*	Ceat, Ltd.	29,293	131,323
	Century Enka, Ltd.	7,789	26,618
	Century Textiles & Industries, Ltd.	32,511	488,023
	CESC, Ltd.	34,102	303,621
	Chambal Fertilizers & Chemicals, Ltd.	195,505	164,258
*	Chemplast Sanmar, Ltd.	224,492	38,929
	Chennai Petroleum Corp., Ltd.	54,746	337,457
	Cipla, Ltd.	123,210	661,823
	City Union Bank, Ltd.	22,474	110,289
	CMC, Ltd.	6,389	188,809
	Colgate-Palmolive (India), Ltd.	18,427	165,544
	Coromandel Fertilisers, Ltd.	73,239	135,285
	Cranes Software International, Ltd.	45,706	128,704
	Crisil, Ltd.	1,825	144,111
	Crompton Greaves, Ltd.	84,481	515,959
	Cummins India, Ltd.	61,033	459,077
	Dabur India, Ltd.	71,014	174,371
*	Dabur Pharma, Ltd.	72,359	127,342
	Dalmia Cement (Bharat), Ltd.	18,421	146,352
*	DCM Shriram Consolidated, Ltd.	101,063	188,271
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	56,126	120,564
	Dhampur Sugar Mills, Ltd.	20,664	34,981
*	Dish TV India, Ltd.	104,302	343,563
	Dishman Pharmaceuticals & Chemicals, Ltd.	28,422	193,629
	Divi’s Laboratories, Ltd.	5,415	665,668

	D-Link (India), Ltd.	10,966	20,849
	Dr. Reddy’s Laboratories, Ltd.	89,368	1,434,139
*	Dr. Reddy’s Laboratories, Ltd. ADR	4,800	76,128
	E.I.D. - Parry (India), Ltd.	27,838	80,415
	Eicher Motors, Ltd.	15,615	129,336
	EIH, Ltd.	133,860	329,862
	Elder Pharmaceuticals, Ltd.	8,586	83,550
	Electrosteel Casings, Ltd.	8,588	82,655
	Elgi Equipments, Ltd.	23,578	29,298
	Esab India, Ltd.	9,613	96,153
*	Escorts, Ltd.	48,967	149,660
*	Essar Steel, Ltd.	396,973	360,441
	Essel Propack, Ltd.	64,950	110,889
	Eveready Industries (India), Ltd.	30,440	38,412
	Everest Industries, Ltd.	4,500	11,282
	Exide Industries, Ltd.	317,160	361,643
	FAG Bearings (India), Ltd.	11,829	199,910
	FCI OEN Connectors, Ltd.	2,727	32,533
	FDC, Ltd.	64,417	52,512
	Federal Bank, Ltd.	49,350	326,244
	Finolex Cables, Ltd.	94,015	200,516
	Finolex Industries, Ltd.	71,512	144,642
	Gammon India, Ltd.	48,212	460,555
	Geodesic Information Systems, Ltd.	22,182	133,585
	Geometric Software Solutions Co., Ltd.	29,740	86,577
	GHCL, Ltd.	30,009	95,699
	Gillette India, Ltd.	8,542	193,181
	GlaxoSmithKline Consumer Healthcare, Ltd.	17,696	238,310
	GlaxoSmithKline Pharmaceuticals, Ltd.	11,972	377,027
	Glenmark Pharmaceuticals, Ltd.	26,645	461,497
	Godavari Fertilisers & Chemicals, Ltd.	14,439	37,691
	Godfrey Phillips India, Ltd.	2,112	79,789
	Godrej Consumer Products, Ltd.	38,468	135,180
	Godrej Industries, Ltd.	85,686	394,254
*	Goetze (India), Ltd.	8,529	52,962
	Graphite India, Ltd.	68,222	96,030
	Great Eastern Shipping Co., Ltd.	61,456	458,179
	Great Offshore, Ltd.	15,364	292,782
	Greaves Cotton, Ltd.	18,476	144,683
*	GTL Infrastructure, Ltd.	51,082	53,035
	GTL, Ltd.	76,115	367,325
	Gujarat Alkalies & Chemicals, Ltd.	38,986	143,356
*	Gujarat Ambuja Exports, Ltd.	51,295	34,742
	Gujarat Fluorochemicals, Ltd.	26,217	405,532
	Gujarat Gas Co., Ltd.	21,765	154,295
	Gujarat Narmada Valley Fertilizers Co., Ltd.	42,736	112,697
	Gujarat State Fertilizers & Chemicals, Ltd.	33,482	144,078
	H.E.G., Ltd.	23,274	100,093
	HCL Infosystems, Ltd.	87,032	351,561
	HCL Technologies, Ltd.	88,484	750,688
	HDFC Bank ADR	2,200	186,890
	HDFC Bank, Ltd.	137,419	3,884,398
	Helios & Matheson Information Technology, Ltd.	13,964	49,180
	Hero Honda Motors, Ltd. Series B	46,130	836,611
	Hexaware Technologies, Ltd.	54,912	212,922
	Hikal, Ltd.	4,307	42,903
*	Himachal Futuristic Communications, Ltd.	432,213	237,129
	Himatsingka Seide, Ltd.	41,049	111,168

	Hinduja TMT, Ltd.	10,967	158,586
	Hindustan Construction Co., Ltd.	135,525	324,031
	Hindustan Lever, Ltd.	229,145	1,152,581
*	Hindustan Motors, Ltd.	84,867	68,835
	Hindustan Oil Exploration Co., Ltd.	29,987	85,714
	Hindustan Sanitaryware & Industries, Ltd.	12,171	27,209
	Honeywell Automation India, Ltd.	2,155	91,931
	Hotel Leelaventure, Ltd.	179,620	256,683
*	HTMT Global Solutions, Ltd.	10,967	—
	ICI India, Ltd.	15,619	203,402
	ICICI Bank Sponsored ADR	221,453	10,530,090
	iGate Global Solutions, Ltd.	12,732	107,198
*	India Cements, Ltd.	144,820	643,275
	India Glycols, Ltd.	13,721	49,059
	Indiabulls Financial Services, Ltd.	105,042	1,376,986
*	Indiabulls Real Estate, Ltd.	87,037	825,356
	Indian Hotels Co., Ltd.	346,750	1,244,949
	Indian Petrochemicals Corp., Ltd.	92,303	805,752
	Indo Rama Synthetics (India), Ltd.	52,177	64,194
*	Indoco Remedies, Ltd.	5,448	42,059
*	IndusInd Bank, Ltd.	150,435	169,878
	Industrial Development Bank of India, Ltd.	329,846	777,985
*	Infomedia India, Ltd.	10,900	65,865
	Infosys Technologies, Ltd.	145,919	6,926,083
*	Infotech Enterprises, Ltd.	17,652	163,060
	IPCA Laboratories, Ltd.	15,138	235,221
*	Ispat Industries, Ltd.	145,697	55,785
	ITC, Ltd.	449,496	1,815,789
	IVRCL Infrastructures & Projects, Ltd.	56,278	487,950
	J.B. Chemicals & Pharmaceuticals, Ltd.	49,343	93,937
*	Jain Irrigation Systems, Ltd.	14,536	169,050
	Jaiprakash Associates, Ltd.	34,057	586,179
	Jammu & Kashmir Bank, Ltd.	25,069	396,909
	JBF Industries, Ltd.	19,181	59,921
*	Jet Airways (India), Ltd.	38,723	737,131
	Jindal Poly Films, Ltd.	15,442	58,051
	Jindal Saw, Ltd.	27,561	392,075
	Jindal Stainless, Ltd.	72,056	274,004
	Jindal Steel & Power, Ltd.	14,122	1,121,851
	JK Tyre and Industries, Ltd.	13,191	45,244
	JSW Steel, Ltd.	61,835	926,665
	Jubilant Organosys, Ltd.	65,603	460,827
*	Jyoti Structures, Ltd.	32,390	150,830
	K.S.B. Pumps, Ltd.	6,634	81,561
*	Kajaria Ceram	53,853	36,067
	Karnataka Bank, Ltd.	70,184	295,261
	Karur Vysya Bank, Ltd.	16,400	118,514
*	KEC Infrastructures, Ltd.	12,355	7,059
	KEC International, Ltd.	12,355	160,420
	Kesoram Industries, Ltd.	22,442	224,483
	Kirloskar Oil Engines, Ltd.	50,282	343,611
	Kohinoor Foods, Ltd.	10,000	16,062
	KPIT Cummins Infosystems, Ltd.	39,860	135,143
	Lakshmi Machine Works, Ltd.	3,850	250,581
	LANXESS ABS, Ltd.	17,327	73,146
	Larsen & Toubro, Ltd.	45,846	2,264,191
	LIC Housing Finance, Ltd.	34,627	144,183
	Lupin, Ltd.	22,518	396,122

	Madras Cements, Ltd.	3,597	247,538
	Maharashtra Scooters, Ltd.	2,000	13,991
	Maharashtra Seamless, Ltd.	22,974	323,316
	Mahindra & Mahindra, Ltd.	104,636	1,961,516
	Mahindra Gesco Developers, Ltd.	8,470	125,179
	Mahindra Ugine Steel Co., Ltd.	12,400	27,866
*	Mangalam Cement, Ltd.	13,880	47,764
	Mangalore Refinery & Petrochemicals, Ltd.	364,184	371,185
	Marico, Ltd.	138,150	196,755
	Maruti Udyog, Ltd.	46,342	935,360
	Mastek, Ltd.	20,667	152,408
	Matrix Laboratories, Ltd.	84,937	496,086
*	Max India, Ltd.	51,607	318,872
*	McDowell India Spirits, Ltd.	2,935	5,168
*	Megasoft, Ltd.	4,829	15,090
*	Mercator Lines, Ltd.	67,003	79,277
	Merck, Ltd.	6,714	70,532
	Micro Inks, Ltd.	1,512	17,800
	MIRC Electronics, Ltd.	60,413	27,306
	Mirza International, Ltd.	39,745	33,016
	Monnet Ispat, Ltd.	21,225	143,245
	Monsanto India, Ltd.	3,615	128,397
	Moser Baer (India), Ltd.	82,178	874,451
	Motherson Sumi Systems, Ltd.	61,708	188,081
	Motor Industries Co., Ltd.	5,376	591,312
	Mphasis, Ltd.	55,499	421,133
	MRF, Ltd.	1,647	170,144
*	Mukand, Ltd.	49,759	113,349
	Mukta Arts, Ltd.	2,950	8,033
*	Mysore Cements, Ltd.	87,234	95,713
	Nagarjuna Construction Co., Ltd.	118,123	468,819
*	Nagarjuna Fertilizers & Chemicals, Ltd.	223,343	121,803
*	Nahar Capital & Financial Services, Ltd.	9,759	—
*	Nahar Exports, Ltd.	15,371	10,253
*	Nahar Spinning Mills, Ltd.	21,836	49,475
	Natco Pharma, Ltd.	10,444	37,255
	National Organic Chemical Industries, Ltd.	79,587	53,130
	Navneet Publications (India), Ltd.	36,750	55,526
*	Nelco, Ltd.	8,380	20,791
*	Netflier Technologies, Ltd.	4,397	20,661
	Nicholas Piramal India, Ltd.	69,282	431,557
	NIIT Technologies, Ltd.	23,567	350,739
	NIIT, Ltd.	17,538	379,399
	Nirma, Ltd.	46,848	227,354
	Nucleus Software Exports, Ltd.	6,258	155,270
	OCL India, Ltd.	23,518	87,161
	Omax Autos, Ltd.	24,208	55,059
*	Opto Circuits India, Ltd.	22,577	190,067
*	Orchid Chemicals & Pharmaceuticals, Ltd.	40,327	259,373
	Orient Paper & Industries, Ltd.	5,452	59,153
	Panacea Biotec, Ltd.	18,763	208,265
	Pantaloon Retail India, Ltd.	8,100	86,249
	Patel Engineering, Ltd.	18,207	181,859
	Patni Computer Systems, Ltd.	54,093	712,042
	Petronet LNG, Ltd.	345,900	442,864
	Pfizer, Ltd.	9,440	201,260
	Pidilite Industries, Ltd.	87,660	265,358
	Polaris Software Lab, Ltd.	59,814	235,308

	Praj Industries, Ltd.	23,883	287,528
	Pricol, Ltd.	37,006	30,434
*	Prism Cements, Ltd.	103,554	84,933
	Proctor & Gamble Hygiene & Health Care, Ltd.	3,614	68,952
	PSL, Ltd.	14,193	82,352
	PTC India, Ltd.	110,103	174,707
	Punjab Tractors, Ltd.	46,311	359,895
	Radico Khaitan, Ltd.	41,971	146,647
	Rain Calcining, Ltd.	88,324	76,137
	Rallis India, Ltd.	8,513	75,054
*	Rama Newsprint & Papers, Ltd.	31,486	25,853
	Ranbaxy Laboratories, Ltd.	94,807	907,221
	Raymond, Ltd.	29,526	236,217
	REI Agro, Ltd.	24,462	117,256
	Reliance Capital, Ltd.	8,237	194,152
*	Reliance Communications, Ltd.	858,243	10,682,772
*	Reliance Energy, Ltd.	55,757	741,869
	Reliance Industrial Infrastructure, Ltd.	5,844	69,925
	Reliance Industries, Ltd.	430,265	18,713,988
*	Reliance Natural Resources, Ltd.	164,752	147,010
	Rico Auto Industries, Ltd.	48,462	49,891
	Rolta India, Ltd.	43,381	491,173
	Ruchi Soya Industries, Ltd.	18,279	180,648
*	Saregama India, Ltd.	9,635	68,525
	Satyam Computer Services, Ltd.	212,500	2,467,258
	Satyam Computer Services, Ltd. ADR	5,600	141,904
	Sesa Goa, Ltd.	13,586	564,691
*	Shanthi Gears, Ltd.	30,305	49,652
*	Shasun Chemicals & Drugs, Ltd.	38,885	111,639
	Shree Cement, Ltd.	8,847	271,166
*	Shree Precoated Steel, Ltd.	31,482	264,974
	Shriram Transport Finance Co., Ltd.	78,905	306,780
*	Shyam Telecom, Ltd.	4,511	10,995
*	Shyam Telekink, Ltd.	102,354	11,140
	Siemens India, Ltd.	11,659	369,611
	SKF India, Ltd.	26,925	303,041
*	Solectron Centum Electronics, Ltd.	5,559	37,476
	Sona Koyo Steering Systems, Ltd.	35,758	43,638
	Sonata Software, Ltd.	38,398	51,736
*	South East Asia Marine Engineering Services, Ltd.	15,622	73,513
	South India Bank, Ltd.	36,148	89,844
	Srei Infrastructure Finance, Ltd.	74,280	131,609
	SRF, Ltd.	21,324	83,079
*	SSI, Ltd.	13,344	57,933
	Sterling Biotech, Ltd.	75,296	339,213
	Sterlite Industries (India), Ltd. Series A	129,489	1,742,738
	Sterlite Optical Technologies, Ltd.	22,388	114,974
	Strides Arcolab, Ltd.	16,893	138,552
	Subex Azure, Ltd.	9,445	135,044
	Subros, Ltd.	6,139	34,867
*	Sun Pharma Advanced Research Co., Ltd.	19,040	21,265
	Sun Pharmaceuticals Industries, Ltd.	19,040	521,617
	Sundaram-Clayton, Ltd.	6,924	162,978
	Sundram Fastners, Ltd.	105,224	174,339
	Supreme Petrochem, Ltd.	73,968	40,354
*	Swaraj Engines, Ltd.	10,500	42,975
*	Syndicate Bank	205,994	391,753
*	Taj GVK Hotels and Resorts, Ltd.	13,435	54,685

	Tata Chemicals, Ltd.	63,418	401,364
	Tata Consultancy Services, Ltd.	55,938	1,668,757
	Tata Elxsi, Ltd.	12,000	102,803
	Tata Investment Corp., Ltd.	12,815	139,410
	Tata Metaliks, Ltd.	23,524	76,230
	Tata Motors, Ltd.	125,099	2,349,081
	Tata Power Co., Ltd.	41,843	600,446
*	Tata Steel, Ltd.	118,056	1,848,011
	Tata Tea, Ltd.	11,489	261,491
*	Tata Teleservices Maharashtra, Ltd.	570,372	382,975
	Tele Data Informatics, Ltd.	25,000	42,900
	Texmaco, Ltd.	7,927	189,311
	The Zandu Pharmaceutical Works, Ltd.	325	29,217
	Thermax, Ltd.	35,934	445,806
	Titan Industries, Ltd.	11,254	312,745
	Torrent Pharmaceuticals, Ltd.	42,919	277,285
	Torrent Power, Ltd.	87,043	148,624
	Trent, Ltd.	5,391	95,007
	Tube Investments of India, Ltd.	70,000	136,144
	TVS Motor Co., Ltd.	72,789	118,356
	Unichem Laboratories, Ltd.	18,017	115,786
	Unitech, Ltd.	128,245	1,819,858
	United Phosphorus, Ltd.	88,745	619,476
	United Spirits, Ltd.	19,192	589,382
	Usha Martin, Ltd.	25,169	154,225
	UTI Bank, Ltd.	125,013	1,793,840
*	Uttam Galva Steels, Ltd.	53,907	45,469
	Vardhman Textiles, Ltd.	26,377	130,376
	Varun Shipping Co.	57,374	80,313
	Vesuvius India, Ltd.	5,903	33,086
	Videocon Industries, Ltd.	4,542	55,283
	Videsh Sanchar Nigam, Ltd.	46,062	524,222
*	Videsh Sanchar Nigam, Ltd. ADR	6,600	148,038
	Voltas, Ltd.	86,300	204,491
*	Welspun India, Ltd.	36,850	64,001
	Welspun-Gujarat Stahl Rohren, Ltd.	61,300	271,174
	Wipro, Ltd.	88,714	1,191,932
*	Wire & Wireless India, Ltd.	90,698	165,850
	Wockhardt, Ltd.	29,281	300,307
	Wyeth, Ltd.	8,554	115,167
	Zee Entertainment Enterprises, Ltd.	181,396	1,403,126
*	Zee News, Ltd.	82,009	96,036
	Zensar Technologies, Ltd.	11,384	102,974
	Zuari Industries, Ltd.	10,870	45,573
TOTAL COMMON STOCKS			152,867,193

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd. Cumulative Preferred Shares	97,131	4,425

RIGHTS/WARRANTS — (0.0%)
*	Trent, Ltd. Rights 06/15/07	1,078	5,575
TOTAL — INDIA			152,877,193

INDONESIA — (2.8%)
COMMON STOCKS — (2.8%)
*	PT Agis Tbk	1,446,000	528,160
	PT Apexindo Pratama Tbk	1,363,500	313,263
	PT Asahimas Flat Glass Tbk	126,500	44,907
	PT Astra Agro Lestari Tbk	280,000	480,033
	PT Astra Graphia Tbk	879,000	72,563
	PT Astra International Tbk	2,023,000	3,766,463
*	PT Bakrie & Brothers Tbk	16,804,000	570,968
*	PT Bakrieland Development Tbk	12,463,500	446,587
	PT Bank Central Asia Tbk	5,490,000	3,266,601
	PT Bank Danamon Indonesia Tbk	2,252,000	1,788,955
	PT Bank Niaga Tbk	8,364,000	826,053
*	PT Bank Pan Indonesia Tbk	10,304,500	714,013
	PT Berlian Laju Tanker Tbk	3,932,500	869,410
*	PT Bhakti Investama Tbk	5,049,500	778,673
	PT Bumi Resources Tbk	9,984,500	1,981,086
	PT Charoen Pokphand Indonesia Tbk	539,500	56,227
	PT Ciputra Surya Tbk	2,291,000	335,939
	PT Citra Marga Nusaphala Persada Tbk	2,210,000	840,726
*	PT Davomas Adabi Tbk	2,742,000	86,879
*	PT Delta Dunia Petronda Tbk	266,500	25,079
*	PT Energi Mega Persada Tbk	4,852,000	402,127
	PT Enseval Putera Megatrading Tbk	1,940,500	189,131
*	PT Global Mediacom Tbk	5,800,000	833,311
	PT Gudang Garam Tbk	705,000	888,921
*	PT Holcim Indonesia Tbk	3,944,500	340,726
	PT Indocement Tunggal Prakarsa Tbk	1,498,500	942,033
	PT Indofood Sukses Makmur Tbk	5,992,000	1,173,167
	PT Indosat Tbk	433,500	334,913
	PT Indosat Tbk ADR	33,670	1,306,396
	PT International Nickel Indonesia Tbk	224,000	1,398,511
	PT Jaya Real Property Tbk	352,500	64,694
	PT Kalbe Farma Tbk	5,100,000	718,178
	PT Kawasan Industry Jababeka Tbk	8,125,500	207,656
	PT Lautan Luas Tbk	320,000	19,973
	PT Lippo Karawaci Tbk	3,723,000	649,691
	PT Matahari Putra Prima Tbk	3,293,400	283,511
	PT Mayorah Indah Tbk	680,500	126,651
*	PT Medco Energi International Tbk	788,500	319,739
	PT Mitra Adiperkasa Tbk	1,232,500	113,267
*	PT Panin Insurance Tbk	1,249,000	48,282
*	PT Panin Life Tbk	16,175,000	308,109
*	PT Petrosea Tbk	93,500	67,795
*	PT Polychem Indonesia Tbk	2,109,000	60,171
	PT Ramayana Lestari Sentosa Tbk	4,088,500	357,356
	PT Samudera Indonesia Tbk	65,000	55,278
	PT Semen Gresik Tbk	128,000	628,525
*	PT Sinar Mas Agro Resources & Technology Tbk	1,152,500	497,090
*	PT Sumalindo Lestari Jaya Tbk	600,500	234,762
	PT Summarecon Agung Tbk	1,772,800	313,482
*	PT Suryainti Permata Tbk	999,500	111,785
	PT Telekomunikasi Indonesia Tbk	1,296,000	1,410,620
	PT Telekomunikasi Indonesia Tbk Sponsored ADR	98,712	4,338,392
	PT Tempo Scan Pacific Tbk	3,505,000	342,631
	PT Timah Tbk	205,000	271,192
	PT Trimegah Sec Tbk	5,343,500	176,338
	PT Unilever Indonesia Tbk	976,500	699,020
	PT United Tractors Tbk	982,500	842,146
TOTAL COMMON STOCKS			38,868,155

RIGHTS/WARRANTS — (0.0%)
*	PT Bakrieland Development Tbk Warrants 04/30/10	1,246,350	23,156
*	PT Matahari Putra Prima Tbk Warrants 07/12/10	439,425	6,472
TOTAL RIGHTS/WARRANTS			29,628
TOTAL — INDONESIA			38,897,783

ISRAEL — (3.6%)
COMMON STOCKS — (3.6%)
	Africa-Israel Investments, Ltd.	9,138	1,034,748
	Albad Massuot Yitzhak, Ltd.	7,278	85,816
	Alony Hetz Properties & Investments, Ltd.	53,586	306,912
*	Alvarion, Ltd.	51,152	427,375
*	Alvarion, Ltd. ADR	2,700	22,815
	American Israeli Paper Mills, Ltd.	3,330	197,415
	Analyst I.M.S.	6,498	120,941
*	AudioCodes, Ltd.	21,307	115,836
*	AudioCodes, Ltd. ADR	8,275	44,023
*	Azorim Investment Development & Construction Co., Ltd.	16,855	209,075
	Bank Hapoalim B.M.	612,710	3,314,862
	Bank Leumi Le-Israel	558,374	2,367,869
	Baran Group, Ltd.	7,506	157,276
	Bezeq Israeli Telecommunication Corp., Ltd.	1,181,784	2,079,841
	Blue Square Chain Stores Properties & Investments, Ltd.	7,827	115,173
	Blue Square-Israel, Ltd.	32,009	593,477
	Clal Industries, Ltd.	81,002	505,141
	Clal Insurance Enterprise Holdings, Ltd.	21,680	697,845
	Dan Vehicle & Transportation	15,780	113,819
	Danya Cebus, Ltd.	14,928	275,881
	Delek Automotive Systems, Ltd.	36,547	395,539
	Delek Drilling LP, Ltd.	454,022	260,113
*	Delta-Galil Industries, Ltd.	21,169	146,864
*	Direct Insurance - I.D.I. Insurance Co., Ltd.	28,126	150,773
	Discount Investment Corp.	40,684	1,435,356
	Elbit Medical Imaging, Ltd.	8,168	364,745
	Elbit Systems, Ltd.	18,089	779,674
*	Electra (Israel), Ltd.	2,814	584,478
*	Electra Consumer Products	18,097	188,869
*	Elron Electronic Industries, Ltd.	31,503	485,979
*	First International Bank of Israel, Ltd.	70,278	192,996
	FMS Enterprises Migun, Ltd.	5,052	144,347
*	Formula Systems (1985), Ltd.	8,685	123,918
*	Formula Vision Technologies, Ltd.	32,281	23,213
	Frutarom	50,100	457,070
*	Hamlet (Israel-Canada), Ltd.	11,772	173,149
*	Hot-Cable Systems Media, Ltd.	43,520	453,116
*	Housing & Construction Holding Co., Ltd.	172,519	298,399
	IBI Investment House, Ltd.	5,207	68,069
	IDB Development Corp., Ltd. Series A	30,471	1,322,330
	Industrial Building Corp., Ltd.	57,834	171,697
	Israel Chemicals, Ltd.	236,328	2,012,128
*	Israel Petrochemical Enterprises, Ltd.	11,901	134,689
	Israel Salt Industries, Ltd.	37,978	296,802
	Ituran Location & Control, Ltd.	9,288	128,241
*	J.O.E.L. Jerusalem Oil Exploration, Ltd.	12,019	255,580
*	Knafaim Arkia Holdings, Ltd.	5,307	43,979

*	Koor Industries, Ltd.	8,880	555,569
*	Koor Industries, Ltd. Sponsored ADR	15,767	196,930
	Leader Holding & Investments, Ltd.	70,156	226,107
*	Magal Security Systems, Ltd.	9,733	102,412
*	Magic Software Enterprises, Ltd.	15,706	38,188
	Makhteshim-Agan Industries, Ltd.	369,264	2,681,323
	Medtechnica, Ltd.	12,492	94,145
*	Mer Industries, Ltd.	7,874	59,644
*	Metalink, Ltd.	4,078	23,101
	Migdal Insurance Holdings, Ltd.	361,233	660,748
*	Miloumor, Ltd.	13,887	61,570
	Mivtach Shamir Holdings, Ltd.	13,239	304,693
*	Naphtha Israel Petroleum Corp.	193,874	131,171
*	Neto M.E. Holdings, Ltd.	2,992	127,390
*	NICE Systems, Ltd.	8,520	321,513
*	NICE Systems, Ltd. Sponsored ADR	31,075	1,177,432
	Nisko Industries (1992), Ltd.	7,419	97,228
*	OCIF Investments and Development, Ltd.	1,386	84,159
*	Orckit Communications, Ltd.	12,357	134,784
	Ormat Industries, Ltd.	73,883	863,739
	Osem Investment, Ltd.	26,471	302,908
	Packer Plada, Ltd.	2,898	347,087
	Partner Communications Co., Ltd.	24,379	419,503
	Partner Communications Co., Ltd. ADR	9,486	161,072
	Property and Building Corp., Ltd.	1,371	243,304
*	RADVision, Ltd.	11,172	234,480
	Rapac Electronics, Ltd.	10,049	68,965
*	Retalix, Ltd.	19,805	408,277
*	Scailex Corp., Ltd.	41,807	389,302
	Shrem Fudim Kelner & Co., Ltd.	9,687	45,627
	Strauss Group, Ltd.	19,577	250,838
	Suny Electronic Inc., Ltd.	30,533	108,706
*	Super-Sol, Ltd. Series B	144,304	635,620
	Telsys, Ltd.	5,676	36,739
	Teva Pharmaceutical Industries, Ltd.	11,056	431,458
	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	329,292	12,908,246
*	The Israel Land Development Co., Ltd.	13,079	114,880
*	Tower Semiconductor, Ltd.	99,533	164,491
	Union Bank of Israel, Ltd.	62,696	338,257
	United Mizrahi Bank, Ltd.	187,160	1,458,582
	Urdan Industries, Ltd.	105,816	87,175
*	VeriFone Holdings, Inc.	1	3
TOTAL — ISRAEL			50,975,619

MALAYSIA — (5.5%)
COMMON STOCKS — (5.5%)
	Acoustech Berhad	100,000	27,845
	Aeon Co. (M) Berhad	73,200	202,209
	Affin Holdings Berhad	598,200	413,564
*	Airasia Berhad	497,000	286,453
*	Amalgamated Containers Berhad	87,000	36,537
*	AMBD Berhad	700,900	49,380
	AMMB Holdings Berhad	1,607,600	1,845,959
	Amway (Malaysia) Holdings Berhad	63,300	127,814
*	Ancom Berhad	194,800	49,345
	Ann Joo Resources Berhad	169,700	186,935
	APM Automotive Holdings Berhad	79,800	55,345

*	Asia Pacific Land Berhad	531,500	85,350
	Asiatic Development Berhad	257,400	503,011
	Bandar Raya Developments Berhad	524,900	395,791
	Batu Kawan Berhad	221,350	589,523
*	Berjaya Capital Berhad	28,656	24,600
*	Berjaya Corp. Berhad	1,100,200	122,897
*	Berjaya Corp. Berhad ICULS	1,416,529	77,110
	Berjaya Land Berhad	578,800	177,358
	Berjaya Sports Toto Berhad	421,600	605,209
	Bernas Padiberas Nasional Berhad	496,800	295,478
*	Bimb Holdings Berhad	354,000	125,173
*	Bolton Properties Berhad	162,900	46,082
	Boustead Holdings Berhad	512,000	385,278
	British American Tobacco Berhad	50,300	676,757
	Bumiputra-Commerce Asset Holdings Berhad	1,029,907	3,613,649
	Cahya Mata Sarawak Berhad	149,500	101,093
	Carlsberg Brewery Malaysia Berhad	165,000	241,724
	Cement Industries of Malaysia Berhad	108,000	194,915
	Chemical Co. of Malaysia Berhad	111,000	107,973
	Choo Bee Metal Industries Berhad	61,200	39,728
	Courts Mammoth Berhad	168,700	45,112
*	Crest Builder Holdings Berhad	107,000	33,185
*	Damansara Realty Berhad	760,500	82,459
	Digi.Com Berhad	129,500	791,668
*	DNP Holdings Berhad	120,300	72,662
	DRB-Hicom Berhad	850,600	441,494
*	Dreamgate Corp. Berhad	134,000	65,521
	Dutch Lady Milk Industries Berhad	18,300	63,026
	E&O Property Development Berhad	24,316	25,430
	Eastern & Oriental Berhad (6468754)	333,733	295,854
*	Eastern & Oriental Berhad (B19ZLW1)	72,949	61,175
	Eastern Pacific Industrial Corp. Berhad	116,400	72,361
*	ECM Libra Avenue Berhad	417,952	127,917
*	Edaran Otomobil Nasional Berhad	71,500	66,554
	EON Capital Berhad	316,900	629,289
	Esso Malaysia Berhad	152,600	132,939
	Faber Group Berhad	176,500	69,121
*	Fountain View Development Berhad	31,500	1,340
	Fraser & Neave Holdings Berhad	133,400	288,589
	Gamuda Berhad	688,800	1,794,202
	Genting Berhad	686,500	1,595,784
	GHL Systems Berhad	64,834	15,323
	Globetronics Technology Berhad	778,100	68,772
	Glomac Berhad	160,000	64,999
	Gold IS Berhad	215,900	158,519
	Golden Hope Plantations Berhad	415,400	1,054,041
	Guiness Anchor Berhad	116,600	200,786
*	Gula Perak Berhad	300,000	13,657
*	GuocoLand (Malaysia) Berhad	367,000	189,159
	Highlands and Lowlands Berhad	189,600	446,662
	Hong Leong Bank Berhad	468,600	863,058
	Hong Leong Financial Group Berhad	309,500	565,512
	Hong Leong Industries Berhad	147,800	221,919
*	Hovid Berhad	395,000	47,089
	Hume Industries (Malaysia) Berhad	99,900	132,253
	Hunza Properties Berhad	97,600	85,004
	Hwang-DBS (Malaysia) Berhad	123,200	92,174
	IGB Corp. Berhad	951,500	811,420

	IJM Corp. Berhad	683,550	1,651,915
	IJM Plantations Berhad	321,900	203,634
*	Insas Berhad	358,500	68,485
	Integrated Logistics Berhad	93,600	45,615
	IOI Corp. Berhad	241,000	1,950,220
	IOI Properties Berhad	128,800	493,270
	Island & Peninsular Berhad	547,641	374,109
*	Jaks Resources Berhad	197,000	35,686
	Jaya Tiasa Holdings Berhad	66,100	94,846
	Johor Land Berhad	13,950	5,592
	JT International Berhad	10,000	12,586
	K & N Kenanga Holdings Berhad	252,500	75,840
*	Karambunai Corp. Berhad	1,257,900	48,002
	Keck Seng (Malaysia) Berhad	169,900	238,789
	KFC Holdings (Malaysia) Berhad	120,300	235,844
	Kian Joo Can Factory Berhad	370,080	127,385
	Kim Hin Industry Berhad	71,300	28,563
	Kim Loong Resources Berhad	41,800	25,461
	KLCC Property Holdings Berhad	640,000	704,468
	KNM Group Berhad	80,500	331,890
*	Knusford Berhad	37,000	21,649
	KPJ Healthcare Berhad	148,500	154,742
	KSL Holdings Berhad	123,700	92,533
	Kuala Lumpur Kepong Berhad	275,850	1,090,822
*	Kub Malaysia Berhad	790,900	124,571
*	Kuchai Development Berhad	140,800	48,194
	Kulim Malaysia Berhad	174,100	374,159
*	Kumpulan Europlus Berhad	295,800	67,845
	Kumpulan Fima Berhad	141,300	24,972
*	Kumpulan Hartanah Selangor Berhad	239,700	44,306
*	Kurnia Asia Berhad	441,000	133,656
*	Land & General Berhad	1,077,500	131,167
	Landmarks Berhad	411,000	233,202
*	LBS Bina Group Berhad	184,500	39,574
	Leader Universal Holdings Berhad	482,800	97,688
*	Leong Hup Holdings Berhad	306,100	100,961
	Lingkaran Trans Kota Holdings Berhad	266,100	314,081
*	Lion Corp Berhad	574,900	145,589
	Lion Diversified Holdings Berhad	235,100	589,281
	Lion Industries Corp. Berhad	409,600	214,792
*	Liqua Health Corp. Berhad	200,000	23,535
	London Biscuits Berhad	48,100	23,404
	MAA Holdings Berhad	269,800	158,264
	Magnum Corp. Berhad	661,000	665,636
	Malakoff Berhad	195,200	585,858
	Malayan Banking Berhad	669,800	2,383,427
	Malayan Cement Berhad	1,110,000	562,298
*	Malaysia Building Society Berhad	159,800	42,505
	Malaysia Industrial Development Finance Berhad	505,900	218,983
*	Malaysian Airlines System Berhad	181,400	314,904
	Malaysian Bulk Carriers Berhad	486,625	457,756
	Malaysian National Reinsurance Berhad	125,300	167,450
	Malaysian Oxygen Berhad	51,300	225,123
	Malaysian Pacific Industries Berhad	75,800	229,962
*	Malaysian Plantations Berhad	660,300	563,676
*	Malaysian Resources Corp. Berhad	1,208,800	762,896
	Manulife Insurance (M) Berhad	80,100	56,777
*	Matrix International Berhad	79,900	12,389

	Maxis Communications Berhad	312,200	1,412,163
	MBM Resources Berhad	102,600	100,240
*	Measat Global Berhad	178,300	128,867
*	Meda, Inc. Berhad	663,500	40,267
	Media Prima Berhad	446,500	333,873
	Mega First Corp. Berhad	80,000	30,609
	Melewar Industrial Group Berhad	140,133	43,547
*	MEMS Technology Berhad	397,000	71,051
	Metro Kajang Holdings Berhad	31,300	13,561
	MISC Berhad	816,100	2,391,230
	MK Land Holdings Berhad	692,300	190,374
	MMC Corp. Berhad	396,400	921,198
	MTD ACPI Engineering Berhad	166,600	85,793
	MTD Infraperdana Berhad	959,100	294,272
	Muhibbah Engineering Berhad	90,000	185,822
*	Mulpha International Berhad	1,074,900	600,945
	Naim Cendera Berhad	105,600	136,204
	Naluri Berhad	262,900	52,565
	NCB Holdings Berhad	89,000	77,064
	Nestle (Malaysia) Berhad	42,900	305,512
	New Straits Times Press (Malaysia) Berhad	139,200	98,429
*	Nexnews Berhad	230,600	83,717
	Notion VTEC Berhad	464,000	68,821
	NTPM Holdings Berhad	238,500	30,588
	Nylex (Malaysia) Berhad	108,400	44,156
	Oriental Holdings Berhad	259,800	401,594
	OSK Holdings Berhad	480,866	406,681
	OSK Ventures Interantional Berhad	11,000	7,563
	P.I.E. Industrial Berhad	54,600	55,677
	Pacificmas Berhad	89,600	89,107
*	Pan Malaysia Cement Works Berhad	639,000	40,518
	Panasonic Manufacturing Malaysia Berhad	31,400	87,345
	Paramount Corp. Berhad	51,000	34,638
	PBA Holdings Berhad	172,500	65,478
	Pelikan International Corp. Berhad	106,440	155,707
*	Permaju Industries Berhad	220,600	43,272
	Petronas Dagangan Berhad	384,400	843,013
	Petronas Gas Berhad	289,300	791,640
	PJ Development Holdings Berhad	206,800	43,495
	Plus Expressways Berhad	673,200	602,160
	Pos Malaysia & Services Holdings Berhad	397,800	485,096
	PPB Group Berhad	576,800	1,222,522
*	Protasco Berhad	260,000	75,124
	Proton Holdings Berhad	301,000	473,366
*	Puncak Niaga Holdings Berhad	178,460	177,478
	QL Resources Berhad	194,400	182,202
*	Ramunia Holdings Berhad	155,000	62,136
	Ranhill Berhad	380,700	190,330
*	Ranhill Utilities Berhad	147,300	106,859
*	RB Land Holdings Berhad	326,200	103,351
	Resorts World Berhad	1,246,000	1,182,982
	RHB Capital Berhad	777,800	1,085,952
*	Salcon Berhad	220,600	48,926
	Sapura Telecommunications Berhad	36,000	16,928
	Sarawak Energy Berhad	463,400	291,339
	Sarawak Oil Palms Berhad	46,100	48,996
	Scientex Inc. Berhad	118,200	48,348
	Scomi Group Berhad	817,000	325,465

	Selangor Dredging Berhad	366,400	96,785
	Shangri-La Hotels (Malaysia) Berhad	222,200	189,400
	Shell Refining Co. Federation of Malaysia Berhad	183,400	550,666
	SHL Consolidated Berhad	112,700	62,397
	Sime Darby Berhad	646,800	1,906,462
	Sime Engineering Services Berhad	134,800	94,325
	SP Setia Berhad	475,000	1,173,226
	Star Publications (Malaysia) Berhad	521,900	525,787
	Subur Tiasa Holdings Berhad	113,200	171,798
*	Sumatec Resources Berhad	130,300	33,453
	Sunrise Berhad	250,700	268,613
	Sunway City Berhad	208,500	296,374
*	Sunway Holdings, Inc. Berhad	669,400	232,303
	Supermax Corp. Berhad	198,900	145,745
	Suria Capital Holdings Berhad	396,900	103,878
	Ta Ann Holdings Berhad	73,320	230,677
	TA Enterprise Berhad	1,056,100	482,201
*	Talam Corp. Berhad	700,900	52,504
	Tan Chong Motor Holdings Berhad	576,900	203,676
*	Tebrau Teguh Berhad	355,100	138,972
	Telekom Malaysia Berhad	497,900	1,523,107
	Tenaga Nasional Berhad	631,025	2,171,841
	TH Group Berhad	450,400	92,188
*	Thong Guan Industries Berhad	61,800	23,808
*	Time Dotcom Berhad	1,440,700	305,918
*	Time Engineering Berhad	351,600	66,688
	Top Glove Corp. Berhad	96,740	246,671
	Tradewinds (Malaysia) Berhad	22,700	19,613
*	Tradewinds Corp. Berhad	603,200	248,780
*	Tradewinds Plantation Berhad	232,000	166,600
	Transmile Group Berhad	76,800	203,400
*	TRC Synergy Berhad	133,400	59,673
*	Trengganu Development & Management Berhad	92,700	35,050
	UAC Berhad	28,000	39,252
	Uchi Technologies Berhad	171,300	166,502
	UEM Builders Berhad	238,600	110,413
	UEM World Berhad	445,300	503,034
	UMW Holdings Berhad	213,600	754,366
	Unico-Desa Plantations Berhad	641,493	108,488
	Unisem (M) Berhad	464,600	220,422
	United Malacca Rubber Estates Berhad	68,900	109,506
	United Plantations Berhad	97,400	406,655
*	Utama Banking Group Berhad	356,000	256,619
*	Utusan Melayu (Malaysia) Berhad	50,400	15,989
	VADS Berhad	13,000	26,121
	VS Industry Berhad	68,145	49,695
	Wah Seong Corp. Berhad	140,900	145,820
*	Weida (Malaysia) Berhad	127,100	29,169
	Worldwide Holdings Berhad	84,200	78,148
	WTK Holdings Berhad	126,300	323,416
	Yi-Lai Berhad	75,400	28,171
	YTL Corp. Berhad	633,200	1,659,786
*	YTL e-Solutions Berhad	255,600	40,666
	YTL Power International Berhad	1,029,232	733,508
	Yu Neh Huat Berhad	365,300	350,591
	Zelan Berhad	96,700	359,767
TOTAL COMMON STOCKS			77,901,780

RIGHTS/WARRANTS — (0.0%)
*	Salcon Bergad Warrants 05/23/14	55,150	5,031
TOTAL — MALAYSIA			77,906,811

MEXICO — (9.0%)
COMMON STOCKS — (9.0%)
#	Alfa S.A.B. de C.V. Series A	514,000	4,044,229
	America Movil S.A.B. de C.V. Series L	1,259,212	3,807,124
	America Movil S.A.B. de C.V. Series L ADR	278,275	16,849,551
* #	Carso Global Telecom S.A. de C.V. Telecom Series A1	973,300	5,745,819
	Cementos de Mexico S.A.B de C.V. Series B	155,072	602,268
	Cemex S.A.B. de C.V. Sponsored ADR	445,926	17,337,603
#	Coca-Cola Femsa S.A.B. de C.V. Series L	40,000	160,380
	Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	27,060	1,087,812
#	Consorcio ARA S.A. de C.V.	1,051,300	1,693,514
*	Controladora Comercial Mexicana S.A. de C.V. ADR	1,000	54,379
#	Controladora Comercial Mexicana S.A. de C.V. Series B	667,300	1,814,345
* #	Corporacion GEO S.A.B. de C.V. Series B	388,900	2,207,128
*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	222,600	689,595
	Corporacion Moctezuma S.A.B. de C.V.	31,000	92,369
*	Dine S.A.B. de C.V.	7,300	8,157
#	Embotelladora Arca S.A. de C.V., Mexico	702,829	2,549,019
*	Empresas ICA S.A. de C.V. Sponsored ADR	7,300	392,667
*	Empresas ICA S.A.B. de C.V.	294,550	1,315,663
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	225,240	8,973,562
	Gruma S.A. de C.V. ADR	2,100	29,568
#	Gruma S.A.B. de C.V. Series B	133,600	468,990
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	452,600	2,303,563
#	Grupo Carso S.A. de C.V. Series A-1	827,000	3,496,047
#	Grupo Cementos de Chihuahua S.A. de C.V.	195,954	1,395,827
	Grupo Continental S.A. de C.V.	244,400	546,171
#	Grupo Elektra S.A. de C.V.	51,800	1,003,250
#	Grupo Financiero Banorte S.A.B. de C.V.	1,194,380	5,582,930
	Grupo Financiero Inbursa S.A. de C.V. Series O	186,587	407,070
#	Grupo Industrial Bimbo S.A.B. de C.V. Series A	481,200	3,082,691
#	Grupo Industrial Maseca S.A. de C.V. Series B	44,200	43,173
*	Grupo Kuo S.A.B. de C.V.	7,300	6,016
	Grupo Mexico S.A.B. de C.V. Series B	994,848	5,898,964
#	Grupo Modelo S.A.B. de C.V. Series C	346,400	1,917,545
#	Grupo Televisa S.A. (Certificate Representing Series A, Series D & Series L)	192,600	1,109,564
	Grupo Televisa S.A. de C.V. Sponsored ADR	198,320	5,707,650
* #	Impulsora del Desarrollo Economico de America Latina S.A. de C.V.	77,887	115,675
	Industrias Bachoco S.A. de C.V. Sponsored ADR	2,500	80,250
* #	Industrias CH S.A.B. de C.V. Series B	346,400	1,672,409
#	Industrias Penoles S.A. de C.V.	110,300	1,273,542
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	357,800	1,519,221
#	Organizacion Soriana S.A.B. de C.V. Series B	823,300	2,499,146
	Telefonos de Mexico S.A. de C.V.	105,800	213,087
	Telefonos de Mexico S.A. de C.V. Sponsored ADR	225,025	9,100,011
#	TV Azteca S.A. de C.V. Series A	1,201,900	1,152,714
	Verzatec S.A. de C.V.	35,000	23,628
	Vitro S.A. de C.V. Sponsored ADR	105,700	816,004
	Vitro S.A.B. de C.V.	177,764	469,259
#	Wal-Mart de Mexico SAB de C.V. Series V	1,478,460	5,594,731
TOTAL — MEXICO			126,953,880

PHILIPPINES — (1.3%)
COMMON STOCKS — (1.3%)
	Aboitiz Equity Ventures, Inc.	2,807,000	550,737
	Ayala Corp. Series A	154,428	1,760,930
	Ayala Land, Inc.	4,348,320	1,449,388
	Banco de Oro Universal Bank	218,400	315,135
	Bank of the Philippine Islands	1,349,216	2,009,952
*	Belle Corp.	4,248,000	148,221
*	Benpres Holdings Corp.	4,725,000	476,754
*	China Banking Corp.	3,430	66,783
*	Digital Telecommunications (Philippines), Inc.	4,100,000	138,351
	DMCI Holdings, Inc.	753,000	152,989
*	EEI Corp.	1,122,000	138,793
*	Empire East Land Holdings, Inc.	4,900,000	85,015
*	Equitable PCI Bank, Inc.	130,200	303,110
*	Filinvest Development Corp.	863,000	111,228
*	Filinvest Land, Inc.	7,924,687	326,452
	First Philippines Holdings Corp.	375,300	635,933
	International Container Terminal Services, Inc.	953,800	567,844
	Jollibee Food Corp.	554,915	666,344
*	Kuok Philippine Properties, Inc.	1,220,000	10,562
*	Lepanto Consolidated Mining Co. Series B	7,650,000	52,944
*	Megaworld Properties & Holdings, Inc.	16,684,600	1,439,746
	Metro Bank & Trust Co.	619,100	883,252
*	Metro Pacific Corp. Series A	225,000	10,112
*	Paxys, Inc.	399,000	224,459
	Petron Corp.	4,660,000	523,794
	Philex Mining Corp.	474,000	61,962
	Philippine Long Distance Telephone Co.	9,640	535,166
	Philippine Long Distance Telephone Co. Sponsored ADR	38,500	2,167,935
*	Philippine Realty & Holdings Corp.	3,990,000	53,633
*	Pilipino Telephone Corp.	2,194,000	332,026
	Rizal Commercial Banking Corp.	203,319	136,913
	Robinson’s Land Corp. Series B	2,165,100	934,609
	Security Bank Corp.	144,600	258,057
	Semirara Mining Corp.	180,600	101,633
	SM Development Corp.	649,200	66,588
	SM Prime Holdings, Inc.	2,006,000	529,391
	Soriano (A.) Corp.	818,000	67,727
	Universal Robina Corp.	1,933,200	667,475
TOTAL — PHILIPPINES			18,961,943

POLAND — (3.3%)
COMMON STOCKS — (3.3%)
	Agora SA	76,537	1,250,146
*	Alchemia SA	20,307	106,564
*	Amica Wronki SA	6,831	68,751
	Apator SA	24,049	188,829
	Asseco Poland SA	19,858	631,974
	Bank Millennium SA	452,662	2,082,504
	Bank Pekao SA	38,540	3,438,409
	Bank Przemyslowo Handlowy BPH SA	7,830	2,661,408
	Bank Zackodni WBK SA	19,892	2,144,703
*	Bioton SA	1,023,598	730,464

*	Boryszew SA	14,303	151,625
*	Budimex SA	16,560	724,069
*	Cersanit SA	50,968	870,864
	Debica SA	8,094	337,779
	Decora SA	5,510	113,487
*	Echo Investment SA	38,227	1,473,471
	Elektrobudowa SA	2,716	198,627
*	Elstar Oils SA	13,320	63,910
*	Eurocash SA	72,654	271,514
	Fabryki Mebli Forte SA	20,079	79,304
*	Farmacol SA	11,064	178,073
*	Firma Chemiczna Dwory SA	14,369	847,357
*	Getin Holdings SA	234,791	1,364,423
*	Grupa Kety SA	13,862	1,082,239
*	Grupa Lotos SA	72,607	1,245,448
*	Impexmetal SA	6,997	1,010,188
*	Koelner SA	8,603	231,194
	Kredyt Bank SA	66,354	562,859
*	Kroscienskie Huty Szkla Krosno SA	13,892	44,594
*	Lentex SA	10,470	290,721
*	LPP SA	566	435,170
*	MNI SA	43,384	87,123
	Mondi Packaging Paper Swiecie SA	16,299	575,872
*	Mostostal Export SA	77,841	308,054
*	Mostostal Plock SA	1,500	42,897
	Mostostal Siedlce SA	6,694	626,285
*	Mostostal Warszawa SA	6,264	97,642
*	Mostostal Zabrze Holding SA	55,965	252,865
*	Netia Holdings SA	271,509	429,290
*	NG2 SA	12,028	347,916
*	Opoczno SA	12,360	251,236
	Orbis SA	41,270	1,240,936
*	PBG SA	4,973	751,765
*	Pekaes SA	12,784	103,947
*	Pfleiderer Grajewo SA	42,527	1,110,076
	Polska Grupa Farmaceutyczna SA	12,886	433,448
*	Polski Koncern Miesny Duda SA	63,960	298,874
*	Polski Koncern Naftowy Orlen SA	326,842	5,665,615
*	Praterm SA	7,866	163,764
	Prokom Software SA	17,763	962,004
	Prosper SA	5,168	46,218
*	Provimi-Rolimpex SA	15,921	144,749
*	Raciborska Fabryka Kotlow SA	61,088	332,683
*	Sniezka SA	9,541	185,577
*	Stalexport SA	127,402	328,767
	Ster-Projekt SA	40,847	103,180
	Sygnity SA	10,276	290,675
	Telekomunikacja Polska SA	397,608	2,947,353
	TVN SA	72,077	622,251
*	Vistula SA	8,153	472,667
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	2,786	1,329,287
	Zaklady Tluszcowe Kruszwica SA	5,218	109,045
*	Zelmer SA	5,156	103,003
TOTAL COMMON STOCKS			45,645,732

RIGHTS/WARRANTS — (0.0%)
*	Alchemia SA Rights	9,376	134,539
TOTAL — POLAND			45,780,271

SOUTH AFRICA — (10.8%)
COMMON STOCKS — (10.8%)
	ABSA Group, Ltd.	185,495	3,512,698
	Adcorp Holdings, Ltd.	28,255	150,432
*	Advtech, Ltd.	228,389	150,641
	Aeci, Ltd.	121,777	1,511,946
	Afgri, Ltd.	271,006	266,269
* #	Aflease Gold, Ltd.	169,085	79,453
	African Bank Investments, Ltd.	234,973	1,038,278
	African Oxygen, Ltd.	75,204	376,425
*	African Rainbow Minerals, Ltd.	84,077	1,441,272
	AG Industries, Ltd.	115,876	91,901
	Alexander Forbes, Ltd.	216,345	509,383
	Allied Electronics Corp., Ltd.	33,124	239,546
	Allied Technologies, Ltd.	60,152	551,837
	Amalgamated Appliance Holdings, Ltd.	153,579	97,077
	Anglo American Platinum Corp., Ltd.	22,019	3,687,829
	AngloGold Ashanti, Ltd.	5,614	232,042
	AngloGold Ashanti, Ltd. Sponsored ADR	60,847	2,538,537
	Argent Industrial, Ltd.	63,252	187,777
	Aspen Pharmacare Holdings, Ltd.	64,564	353,478
*	AST Group, Ltd.	345,273	50,867
	Astral Foods, Ltd.	28,132	521,421
	Aveng, Ltd.	301,717	2,115,995
	AVI, Ltd.	309,523	961,451
	Barloworld, Ltd.	204,546	5,667,967
	Bell Equipment, Ltd.	64,276	392,344
	Bidvest Group, Ltd.	125,003	2,516,092
	Brandcorp Holdings, Ltd.	37,478	86,895
	Bytes Technology Group, Ltd.	100,181	220,083
	Capitec Bank Holdings, Ltd.	35,389	189,820
	Cashbuild, Ltd.	10,970	93,604
	Caxton & CTP Publishers & Printers, Ltd.	229,285	588,538
	Ceramic Industries, Ltd.	9,393	250,513
	City Lodge Hotels, Ltd.	19,791	227,748
	Datacentrix Holdings, Ltd.	30,023	22,237
	Datatec, Ltd.	151,214	857,561
*	Delta Electrical Industries, Ltd.	28,740	68,725
	Dimension Data Holdings PLC	1,084,112	1,141,064
	Discovery Holdings, Ltd.	315,533	1,389,999
	Distell Group, Ltd.	102,829	779,642
	Distribution & Warehousing Network, Ltd.	66,542	158,937
	Dorbyl, Ltd.	16,666	31,802
*	Durban Roodeport Deep, Ltd.	132,675	113,513
	Ellerine Holdings, Ltd.	112,084	1,231,152
*	Enaleni Pharmaceuticals, Ltd.	103,353	59,483
	Enviroserv Holdings, Ltd.	91,049	153,874
	Exxaro Resources, Ltd.	222,345	2,159,963
	Famous Brands, Ltd.	40,571	115,975
	FirstRand, Ltd.	1,668,730	5,354,242
	Foschini, Ltd.	118,208	1,170,923
	Gold Fields, Ltd.	64,532	1,104,650
	Gold Fields, Ltd. Sponsored ADR	171,277	2,966,518
*	Gold Reef Resorts, Ltd.	127,868	567,109
	Grindrod, Ltd.	331,606	1,084,315

	Group Five, Ltd.	41,627	339,045
*	Harmony Gold Mining Co., Ltd.	160,475	2,369,310
*	Harmony Gold Mining Co., Ltd. Sponsored ADR	59,200	883,856
	Highveld Steel & Vanadilum Corp., Ltd.	22,100	288,163
	Hudaco Industries, Ltd.	19,920	227,805
	Iliad Africa, Ltd.	96,245	237,117
	Illovo Sugar, Ltd.	199,244	679,513
	Impala Platinum Holdings, Ltd.	168,111	5,137,704
	Imperial Holdings, Ltd.	138,112	2,934,941
	Investec, Ltd.	155,415	2,025,394
	JD Group, Ltd.	130,976	1,504,403
	Johnic Communications, Ltd.	90,231	1,305,464
*	Johnnic Holdings, Ltd.	53,862	110,139
	Kumba Iron Ore, Ltd.	21,558	583,679
	Lewis Group, Ltd.	96,141	889,759
	Liberty Group, Ltd.	101,646	1,311,301
	Massmart Holdings, Ltd.	177,208	2,310,252
	Medi-Clinic Corp., Ltd.	208,924	771,035
*	Merafe Resources, Ltd.	1,506,731	388,577
	Metair Investments, Ltd.	110,444	240,279
*	Metorex, Ltd.	155,253	521,658
	Metropolitan Holdings, Ltd.	590,115	1,346,268
	Mittal Steel South Africa, Ltd.	176,128	3,126,030
	Mr. Price Group, Ltd.	105,678	452,146
	MTN Group, Ltd.	475,985	6,530,613
	Murray & Roberts Holdings, Ltd.	211,386	2,001,910
	Mustek, Ltd.	68,947	93,555
	Mvelaphanda Group, Ltd.	303,651	474,978
	Nampak, Ltd.	529,580	1,589,874
	Naspers, Ltd. Series N	140,312	3,692,804
	Nedbank Group, Ltd.	146,702	3,046,452
	Network Healthcare Holdings, Ltd.	571,146	1,242,010
	New Clicks Holdings, Ltd.	247,628	555,618
	Northam Platinum, Ltd.	118,401	922,347
	Nu-World Holdings, Ltd.	16,822	86,180
	Oceana Group, Ltd.	69,758	212,574
	Omnia Holdings, Ltd.	31,305	332,235
*	Palabora Mining Co., Ltd.	15,120	164,300
*	Peregrine Holdings, Ltd.	144,863	366,152
	Pick’n Pay Stores, Ltd.	88,552	448,597
	Pretoria Portland Cement Co., Ltd.	11,463	812,400
	Primedia, Ltd. N Shares	88,909	297,206
	PSG Group, Ltd.	113,731	476,969
	Rainbow Chicken, Ltd.	183,460	427,410
	Reunert, Ltd.	74,477	784,346
	Sanlam, Ltd.	1,747,032	5,638,564
	Sappi, Ltd.	100,545	1,876,084
	Sappi, Ltd. Sponsored ADR	126,000	2,358,720
	Sasol, Ltd.	1,232	44,613
	Sasol, Ltd. Sponsored ADR	221,100	8,041,407
*	Scharrig Mining, Ltd.	98,087	308,965
	Shoprite Holdings, Ltd.	204,360	958,852
	Spur Corp., Ltd.	53,011	90,724
	Standard Bank Group, Ltd.	594,153	8,777,613
	Steinhoff International Holdings, Ltd.	782,496	2,588,900
	Sun International, Ltd.	75,362	1,576,131
	Super Group, Ltd.	227,885	489,747
	Telkom South Africa, Ltd.	105,798	2,545,043

	Telkom South Africa, Ltd. Sponsored ADR	14,800	1,429,088
	The Spar Group, Ltd.	95,039	700,737
*	Tiger Automotive, Ltd.	35,605	67,767
	Tiger Brands, Ltd.	91,671	2,417,944
	Tiger Wheels, Ltd.	43,837	61,571
	Tongaat-Hulett Group, Ltd.	70,039	1,426,013
	Tourism Investment Corp., Ltd.	395,790	133,151
	Trans Hex Group, Ltd.	72,691	148,898
	Trencor, Ltd.	82,523	408,781
	Truworths International, Ltd.	265,188	1,543,584
	UCS Group, Ltd.	175,071	120,124
	Value Group, Ltd.	95,008	34,920
	Wilson Bayly Holme-Ovcon, Ltd.	31,054	416,589
	Woolworths Holdings, Ltd.	398,064	1,242,695
TOTAL — SOUTH AFRICA			151,421,436

SOUTH KOREA — (12.3%)
COMMON STOCKS — (12.3%)
	Aekyung Petrochemical Co., Ltd.	1,700	56,482
	Amorepacific Corp.	2,430	444,716
	Amorepacific Corp.	409	343,808
	Asia Cement Manufacturing Co., Ltd.	1,740	155,648
	Asia Paper Manufacturing Co., Ltd.	3,740	69,163
	Bing Grae Co., Ltd.	3,990	176,457
*	BNG Steel Co., Ltd	5,660	131,575
	Bohae Brewery Co., Ltd.	1,190	35,658
	Bong Shin Co., Ltd.	20,350	56,211
	Boo Kook Securities Co., Ltd.	4,620	127,573
	Boryung Pharmaceutical Co., Ltd.	664	31,371
#	Bu Kwang Pharmaceutical Co., Ltd.	5,103	148,598
	BYC Co., Ltd.	190	49,209
	Byuck San Corp.	2,700	74,577
	Byuck San Engineering and Construction Co., Ltd.	10,240	103,695
*	C&Woobang Construction Co., Ltd.	9,990	75,527
	Cambridge Members Co., Ltd.	2,300	69,709
*	Capro Corp.	7,870	33,744
*	Celrun Co., Ltd.	7,190	49,457
	Cheil Communications, Inc.	1,300	370,563
	Cheil Industrial, Inc.	20,200	864,262
*	Cho Kwang Leather Co., Ltd.	6,000	60,506
	Choil Aluminum Manufacturing Co., Ltd.	3,320	43,635
#	Chong Kun Dang Pharmaceutical Corp.	1,947	65,177
#	Choongwae Pharmaceutical Corp.	1,662	87,704
	Chosun Refractories Co., Ltd.	1,530	158,327
	Chungho Comnet Co., Ltd.	2,520	75,054
#	CJ CGV Co., Ltd.	6,000	104,521
	CJ Corp.	8,769	935,867
#	Crown Confectionery Co., Ltd.	470	50,351
*	D.I Corp.	13,030	35,779
	Dae Chang Industrial Co.	3,710	32,395
	Dae Dong Industrial Co., Ltd.	2,250	43,416
	Dae Hyun Co., Ltd.	27,280	33,240
*	Dae Sang Corp.	11,527	160,450
	Dae Won Kang Up Co., Ltd.	2,560	53,044
*	Dae Young Packaging Co., Ltd.	110,676	73,071
#	Daeduck Electronics Co., Ltd.	19,510	139,950
#	Daeduck Industries Co., Ltd.	6,900	74,090

	Daegu Bank Co., Ltd.	48,390	791,137
	Daehan City Gas Co., Ltd.	2,420	97,823
	Daehan Fire & Marine Insurance Co., Ltd.	19,730	66,261
	Daehan Flour Mills Co., Ltd.	520	124,493
*	Daehan Pulp Co., Ltd.	8,160	55,397
	Daehan Synthetic Fiber Co., Ltd.	520	87,168
	Daekyo Co., Ltd.	3,430	297,508
	Daelim Industrial Co., Ltd.	14,600	2,205,486
	Daelim Trading Co., Ltd.	4,540	26,332
*	Daerim Corp.	1,660	37,638
	Daesang Farmsco	15,810	39,253
	Daesung Industrial Co., Ltd.	1,500	263,686
	Daewon Pharmaceutical Co., Ltd.	5,170	77,931
*	Daewoo Electronic Components Co., Ltd.	4,790	36,654
	Daewoo Engineering & Construction Co., Ltd.	42,110	1,281,077
#	Daewoo International Corp.	9,680	488,973
	Daewoo Motor Sales Corp.	10,820	455,465
#	Daewoo Securities Co., Ltd.	36,650	1,002,127
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	23,490	1,159,401
	Daewoong Co., Ltd.	1,280	41,969
	Daewoong Pharmaceutical Co., Ltd.	2,080	133,878
	Dahaam E-Tec Co., Ltd.	1,420	50,761
	Daishin Securities Co., Ltd.	25,850	748,798
	Daou Technology, Inc.	12,880	160,034
	DC Chemical Co., Ltd.	5,950	851,505
	Digital Power Communications Co., Ltd.	30,360	51,261
*	DigitAll World Co., Ltd.	9,920	53,525
	Dong Ah Tire Industrial Co., Ltd.	5,410	43,645
	Dong Bu Insurance Co., Ltd.	11,170	350,489
	Dong Wha Pharmaceutical Industries Co.	1,310	79,274
#	Dong-A Pharmaceutical Co., Ltd.	2,940	249,407
	Dongbang Agro Co., Ltd.	8,450	53,678
	Dongbang Transport Logistics Co., Ltd.	1,680	53,681
#	Dongbu Corp.	8,620	174,361
	Dongbu HiTek Co., Ltd.	8,399	157,625
	Dongbu Securities Co., Ltd.	5,482	100,982
#	Dongbu Steel Co., Ltd.	9,340	131,145
	Dong-Il Corp.	502	50,239
	Dongil Paper Manufacturing Co., Ltd.	2,620	42,906
	Dongkuk Steel Mill Co., Ltd.	22,400	792,511
	Dongsu Industrial Co., Ltd.	3,910	70,881
	Dongwon F&B Co., Ltd.	1,340	101,287
	Dongwon Industries Co., Ltd.	1,200	84,940
	Dongwon Systems Corp.	31,990	69,036
	Dongyang Engineering & Construction Corp.	1,070	56,533
	Dongyang Mechatronics Corp.	15,860	116,581
* #	Doosan Construction & Engineer., Ltd.	17,280	354,941
* #	Doosan Corp.	3,400	487,764
	Doosan Heavy Industries & Construction Co., Ltd.	15,890	1,636,324
	Doosan Infracore Co., Ltd.	14,450	567,271
*	DPI Co., Ltd.	1,541	24,096
	Ducsung Co., Ltd.	5,510	22,780
*	DuzonBIzon Co., Ltd.	17,060	37,205
#	E1 Corp.	2,550	249,908
*	Eagon Industrial Co., Ltd.	2,210	77,947
*	En Paper Manufacturing Co., Ltd.	6,220	25,821
	e-Starco Co., Ltd.	25,580	30,355
	F&F Co., Ltd.	6,240	28,970

*	First Fire & Marine Insurance Co., Ltd.	15,260	111,000
*	Firstech Co., Ltd.	7,616	15,290
	FNC Kolon Corp.	2,500	57,225
*	Foosung Co., Ltd.	11,953	60,534
	Fursys, Inc.	5,170	152,453
	Gaon Cable Co., Ltd.	1,270	61,847
	GIIR, Inc.	6,130	92,562
	Global & Yuasa Battery Co., Ltd.	5,630	54,021
	Green Cross Corp.	1,010	86,601
* #	Green Cross Corp.	2,001	142,225
*	Green Fire Marine Insurance Co., Ltd.	3,560	39,509
	GS Engineering & Construction Corp.	11,230	1,496,148
	GS Holdings Corp.	34,000	1,740,251
	Gwangju Shinsegae Co., Ltd.	520	106,222
	Hae In Co., Ltd.	11,740	68,335
#	Halla Climate Control Corp.	36,660	391,786
	Halla Engineering & Construction Corp.	4,270	147,199
	Han All Pharmaceutical Co., Ltd.	15,710	36,731
#	Han Kuk Carbon Co., Ltd.	6,400	81,504
	Han Wha Corp.	15,910	939,680
	Han Yang Securities Co., Ltd.	4,430	84,837
	Hana Financial Group, Inc.	40,634	2,061,215
	Handok Pharmaceuticals Co., Ltd.	2,270	51,514
#	Handsome Corp.	9,740	165,287
	Hanil Cement Manufacturing Co., Ltd.	2,160	235,530
	Hanil Construction Co., Ltd.	2,570	66,955
	Hanil E-Wha Co., Ltd.	14,390	53,397
	Hanjin Heavy Industry Co., Ltd.	20,020	1,233,165
	Hanjin Shipping Co., Ltd.	28,480	1,287,782
#	Hanjin Transportation Co., Ltd.	4,350	249,169
	Hankook Cosmetics Co., Ltd.	16,530	58,533
	Hankook Shell Oil Co., Ltd.	470	35,960
	Hankook Tire Manufacturing Co., Ltd.	46,450	748,948
	Hankuk Electric Glass Co., Ltd.	1,890	53,394
	Hankuk Glass Industries, Inc.	3,640	174,008
	Hankuk Paper Manufacturing Co., Ltd.	1,760	60,294
*	Hanmi Capital Co., Ltd.	4,820	49,475
#	Hanmi Pharm Co., Ltd.	1,905	305,885
	Hansae Co., Ltd.	16,030	68,394
	Hanshin Construction Co., Ltd.	2,840	82,325
*	Hanshin Development & Power Co., Ltd.	14,490	52,050
	Hansol Chemical Co., Ltd.	5,000	53,285
	Hansol CSN Co., Ltd.	27,060	110,602
	Hansol LCD, Inc.	1,270	75,000
* #	Hansol Paper Co., Ltd.	14,580	277,713
	Hanssem Co., Ltd.	12,590	104,577
	Hanwha Chemical Corp.	36,340	765,711
*	Hanwha Non-Life Insurance Co., Ltd.	8,486	76,741
	Hanwha Securities Co., Ltd.	14,580	221,770
	Hanwha Timeworld Co., Ltd.	2,210	46,408
	Heung-A Shipping Co., Ltd.	18,040	75,410
	Hite Brewery Co., Ltd.	3,950	519,875
	Honam Petrochemical Corp.	7,949	860,511
#	Hotel Shilla, Ltd.	18,780	341,410
*	HS R&A Co., Ltd.	2,540	42,515
#	Huchems Fine Chemical Corp.	5,680	89,951
*	Huneed Technologies	3,778	41,828
*	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	7,930	56,816

	Husteel Co., Ltd.	2,840	81,078
	Hwa Sung Industrial Co.	4,820	107,090
*	Hwacheon Machine Tool Co., Ltd.	1,740	103,178
	Hwashin Co., Ltd.	12,790	47,073
* #	Hynix Semiconductor, Inc.	30,510	947,059
	Hyosung T & C Co., Ltd.	14,920	896,952
#	Hyundai Auton Co., Ltd.	26,010	208,109
	Hyundai Cement Co., Ltd.	2,340	123,741
*	Hyundai Corp.	4,310	130,871
	Hyundai Department Store Co., Ltd.	6,680	826,747
	Hyundai Department Store H & S Co., Ltd.	1,490	198,378
	Hyundai Development Co.	20,160	1,409,124
	Hyundai DSF Co., Ltd.	5,140	73,383
#	Hyundai Elevator Co., Ltd.	2,520	314,883
*	Hyundai Engineering & Construction Co., Ltd.	9,180	707,415
	Hyundai Heavy Industries Co., Ltd.	8,150	2,790,050
#	Hyundai Hysco	24,990	311,052
	Hyundai Marine & Fire Insurance Co., Ltd.	28,430	469,042
#	Hyundai Merchant Marine Co., Ltd.	26,331	1,345,739
	Hyundai Mipo Dockyard Co., Ltd.	3,190	809,700
	Hyundai Mobis	14,830	1,344,446
	Hyundai Motor Co., Ltd.	44,350	3,142,106
	Hyundai Pharmaceutical Ind. Co., Ltd.	1,230	44,130
	Hyundai Securities Co., Ltd.	63,260	1,264,572
#	Hyundai Steel Co.	27,650	1,656,510
*	IB Sports, Inc.	1,200	8,951
* #	IHQ, Inc.	8,010	41,822
	Il Dong Pharmaceutical Co., Ltd.	2,054	97,236
	Il Yang Pharmaceutical Co., Ltd.	2,070	120,276
	Iljin Diamond Co., Ltd.	2,000	33,845
	Iljin Electric, Ltd.	16,140	90,577
	Ilsung Pharmaceutical Co., Ltd.	800	115,425
#	InziControls Co., Ltd.	4,010	34,339
	ISU Chemical Co., Ltd.	3,470	45,278
	Isupetasys Co., Ltd.	14,910	27,244
	Jahwa Electronics Co., Ltd.	8,280	61,601
	Jeil Mutual Savings Bank	3,200	30,823
	Jeil Pharmaceutical Co.	3,800	34,119
#	Jeonbuk Bank, Ltd.	15,864	152,139
*	Jindo Corp.	8,840	34,218
	Jinheung Mutual Savings Bank Co., Ltd.	5,480	49,956
#	Joongang Construction Co., Ltd.	2,430	50,017
	K.C. Tech Co., Ltd.	11,319	61,049
#	Kangwon Land, Inc.	27,920	609,665
	KCC Corp.	2,610	1,206,444
*	KCTC	1,450	49,782
#	Keang Nam Enterprises Co., Ltd.	5,190	237,354
*	KEC Corp.	16,042	18,148
*	KEC Holdings Co., Ltd.	5,347	9,610
	Keyang Electric Machinery Co., Ltd.	15,560	44,642
	KG Chemical Corp.	4,650	49,327
* #	Kia Motors Corp.	107,740	1,388,439
*	KIRIN Co., Ltd.	33,750	51,007
	KISWIRE, Ltd.	2,690	115,722
*	Koas Well Co., Ltd.	12,000	55,974
	Kodenshi Korea Corp.	11,990	56,261
	Kolon Chemical Co., Ltd.	249	6,067
	Kolon Engineering & Construction Co., Ltd.	5,450	99,314

*	Kolon Industries, Inc.	4,470	135,833
	Kookmin Bank	11,530	1,043,897
	Kookmin Bank Sponsored ADR	50,940	4,604,467
*	Korea Automotive Systems Co., Ltd.	1,780	50,949
	Korea Cast Iron Pipe Co., Ltd.	9,870	61,680
*	Korea Circuit Co.	3,970	17,161
#	Korea Development Co., Ltd.	3,680	117,295
	Korea Development Leasing Corp.	1,040	79,597
	Korea Electric Power Corp.	27,510	1,208,179
	Korea Electric Power Corp. Sponsored ADR	46,100	1,006,824
	Korea Electric Terminal Co., Ltd.	4,550	134,454
	Korea Exchange Bank	40,430	632,286
	Korea Export Packing Industries Co., Ltd.	4,160	63,018
*	Korea Express Co., Ltd.	5,093	565,371
	Korea Fine Chemical Co., Ltd.	1,280	91,726
	Korea Flange Co., Ltd.	2,740	42,703
	Korea Gas Corp.	11,540	564,933
	Korea Investment Holdings Co., Ltd.	16,620	1,158,277
	Korea Iron & Steel Co., Ltd.	3,810	283,284
*	Korea Kolmar Co., Ltd.	6,410	30,106
	Korea Komho Petrochemical Co., Ltd.	8,650	482,581
	Korea Line Corp.	3,360	293,906
	Korea Mutual Savings Bank	2,080	61,569
	Korea Petrochemical Industry Co., Ltd.	2,920	160,337
	Korea Polyol Co., Ltd.	1,043	69,052
#	Korea Reinsurance Co., Ltd.	22,949	299,444
	Korea Zinc Co., Ltd.	4,930	789,189
	Korean Air Co., Ltd.	20,949	1,242,499
	Korean Air Terminal Service Co., Ltd.	1,600	127,540
	Korean French Banking Corp.	23,410	39,493
*	KP Chemical Corp.	17,680	162,719
	KPC Holdings Corp.	1,163	70,193
	KT Corp.	19,320	923,050
	KT Corp. Sponsored ADR	15,800	379,990
	KT Freetel, Ltd.	54,000	1,631,461
	KT&G Corp.	27,400	2,009,008
*	KTB Network, Ltd.	19,130	163,714
	Kukdo Chemical Co., Ltd.	2,150	68,415
	Kumho Electronics Co., Ltd.	2,751	118,040
	Kumho Industrial Co., Ltd.	12,460	569,234
	Kumho Investment Bank	3,100	32,106
#	Kumho Tire Co., Inc.	22,000	314,444
	Kumkang Industrial Co., Ltd.	4,780	76,861
*	Kun Wha Pharmaceutical Co., Ltd.	1,810	53,554
	Kunsul Chemical Industrial Co., Ltd.	1,950	51,022
	Kwang Dong Pharmaceutical Co., Ltd.	18,500	76,794
	Kyeryong Construction Industrial Co., Ltd.	2,420	115,769
#	Kyobo Securities Co., Ltd.	12,480	210,520
*	Kyungbang Co., Ltd.	350	57,864
	Kyungnam Energy Co., Ltd.	8,290	29,642
	LG Chemical, Ltd.	25,230	1,863,294
	LG Corp.	37,630	1,807,542
	LG Dacom Corp.	18,600	451,256
	LG Electronics, Inc.	44,150	3,336,316
	LG Fashion Corp.	8,772	272,009
#	LG Household & Healthcare Co., Ltd.	2,460	383,507
#	LG International Corp.	14,808	533,319
* #	LG Life Sciences, Ltd.	3,940	181,345

	LG Petrochemical Co., Ltd.	15,010	664,939
*	LG Phillips LCD Co., Ltd.	38,000	1,578,292
#	LIG Non-Life Insurance Co., Ltd.	17,520	340,195
	Lotte Chilsung Beverage Co., Ltd.	350	420,744
	Lotte Confectionary Co., Ltd.	519	676,924
*	Lotte Midopa Co., Ltd.	11,160	217,369
	Lotte Sam Kang Co., Ltd.	548	121,888
	LS Cable, Ltd.	12,490	883,529
#	LS Industrial Systems Co., Ltd.	4,680	210,799
*	Maniker Co., Ltd.	40,030	51,806
	Meritz Fire Marine Insurance Co., Ltd.	20,720	208,510
	Meritz Securities Co., Ltd.	10,350	115,980
	Miwon Commercial Co., Ltd.	1,060	41,863
*	Monalisa Co., Ltd.	35,010	49,931
	Moorim Paper Co., Ltd.	6,190	65,442
	Motonic Corp.	590	50,736
	Namhae Chemical Corp.	15,890	76,096
* #	Namkwang Engineering & Construction Co., Ltd.	5,990	92,899
	Namyang Dairy Products Co., Ltd.	220	216,070
*	Nasan Co., Ltd.	2,220	46,051
* #	NCsoft Corp.	4,710	379,637
	Nexen Corp.	1,550	56,207
#	Nexen Tire Corp.	4,420	178,836
	NH Investment & Securities Co., Ltd.	9,570	125,842
	Nong Shim Co., Ltd.	1,800	501,356
	Nong Shim Holdings Co., Ltd.	1,470	138,355
	Noroo Paint Co., Ltd.	3,854	20,174
*	Orientbio, Inc.	15,820	41,484
	ORION Corp.	850	241,153
	Ottogi Corp.	1,220	165,908
	Pang Rim Co., Ltd.	2,820	71,444
*	Pantech & Curitel Communications, Inc.	29,550	—
*	Pantech Co., Ltd.	26,260	—
	PaperCorea, Inc.	7,930	65,145
	Pohang Coated Steel Co., Ltd.	3,350	98,622
	Poong Lim Industrial Co., Ltd.	10,310	111,718
#	Poong San Corp.	10,780	357,129
	POSCO	4,270	2,044,670
	POSCO ADR	68,440	8,164,892
*	Prime Entertainment Co., Ltd.	7,140	10,424
	Pulmuone Co., Ltd.	1,810	88,539
	Pum Yang Construction Co., Ltd.	3,390	73,382
	Pusan Bank	53,210	809,469
	Pusan City Gas Co., Ltd.	5,070	147,607
*	Pyung Hwa Holdings Co., Ltd.	5,365	25,822
	Pyung Hwa Industrial Co., Ltd.	2,682	14,166
*	RNL BIO Co., Ltd.	2,659	9,526
	S&T Corp.	2,639	119,411
	S&T Daewoo Co., Ltd.	3,680	111,059
	S&T Dynamics Co., Ltd.	8,916	122,183
*	S&T Motors Co., Inc.	31,290	37,565
	S1 Corp.	5,140	226,677
*	Saehan Industries, Inc.	15,040	143,616
*	Saehan Media Corp.	21,660	55,929
#	Sam Jin Pharmaceutical Co., Ltd.	646	33,412
	Sam Kwang Glass Industrial Co., Ltd.	2,130	67,745
	Sambu Construction Co., Ltd.	2,890	180,131
#	Samchully Co., Ltd.	1,200	256,572

*	Samho International Co., Ltd.	4,837	115,559
	Samhwa Crown and Closure Co., Ltd.	1,770	46,111
	Samhwa Paints Industrial Co., Ltd.	9,710	38,319
*	Samick Musical Instruments Co., Ltd.	22,800	23,723
*	Samick THK Co., Ltd.	11,860	55,004
	Samil Pharmaceutical Co., Ltd.	2,090	53,759
	Samsung Climate Control Co., Ltd.	4,190	53,181
	Samsung Corp.	75,610	3,958,331
#	Samsung Electro-Mechanics Co., Ltd.	31,580	1,459,752
	Samsung Electronics Co., Ltd.	23,700	13,694,741
	Samsung Engineering Co., Ltd.	9,610	995,630
#	Samsung Fine Chemicals Co., Ltd.	8,180	310,062
	Samsung Fire and Marine Insurance, Ltd.	9,700	1,752,317
	Samsung Heavy Industries Co., Ltd.	52,700	2,324,168
#	Samsung SDI Co., Ltd.	19,231	1,130,619
#	Samsung Securities Co., Ltd.	23,430	1,618,084
	Samsung Techwin Co., Ltd.	10,610	605,658
#	Samwhan Corp.	3,010	116,337
	Samyang Corp.	2,240	168,888
*	Samyang Foods Co., Ltd.	1,990	57,840
	Samyang Genex Co., Ltd.	1,020	101,747
	Samyang Tongsang Co., Ltd.	720	26,835
#	Samyoung Electronics Co., Ltd.	6,570	63,563
*	SAVEZONE I&C Corp.	16,940	53,507
*	SC Engineering Co., Ltd.	3,275	24,716
#	Seah Besteel Corp.	10,240	240,840
	Seah Holdings Corp.	980	159,498
#	Seah Steel Corp.	2,230	161,341
*	Sean Co., Ltd.	19,380	48,388
#	Sebang Co., Ltd.	5,060	77,381
	Sejong Industrial Co., Ltd.	6,520	42,608
	Sempio Foods Co.	2,280	58,070
	Seoul City Gas Co., Ltd.	1,090	97,981
	Seoul Securities Co., Ltd.	173,397	216,154
*	Serim Paper Manufacturing Co., Ltd.	4,750	110,507
*	Seshin Co., Ltd.	2,000	3,919
*	Sewon Cellontech Co., Ltd.	10,964	122,821
*	Sewoo Global Co., Ltd.	23,010	32,101
	Shin Heung Securities Co., Ltd.	4,078	58,442
	Shin Won Corp.	1,350	37,830
	Shin Young Securities Co., Ltd.	2,980	169,223
	Shinhan Engineering & Construction Co., Ltd.	8,930	59,593
	Shinhan Financial Group Co., Ltd.	32,360	1,995,635
	Shinhan Financial Group Co., Ltd. ADR	14,010	1,724,071
	Shinpoong Pharmaceutical Co., Ltd.	1,300	38,864
	Shinsegae Co., Ltd.	2,579	1,849,723
	Shinsegae Engineering & Construction Co., Ltd.	870	43,581
*	Shinsegae Internet & Commerce Co., Ltd.	1,000	98,576
	Shinsung Engineering Co., Ltd.	6,720	24,876
*	Silla Trading Co., Ltd.	11,190	93,929
	Sindo Ricoh Co., Ltd.	3,220	206,685
	SJM Co., Ltd.	7,780	48,135
	SK Chemicals Co., Ltd.	7,184	542,246
	SK Corp., Ltd.	49,992	5,654,694
	SK Gas Co., Ltd.	2,600	221,659
* #	SK Networks Co., Ltd.	28,000	807,299
	SK Telecom Co., Ltd.	3,590	789,411
	SK Telecom Co., Ltd. ADR	38,100	1,023,366

	SKC Co., Ltd.	10,040	268,517
	SL Corp.	3,300	28,528
	S-Oil Corp.	7,710	635,570
	Solomon Mutual Savings Bank	2,980	60,482
*	Ssangyong Cement Industry Co., Ltd.	32,097	491,627
*	Ssangyong Corp.	948	22,834
*	Ssangyong Motor Co.	37,280	326,355
	STX Corp.	8,080	474,148
	STX Engine Co., Ltd.	6,000	358,974
#	STX Shipbuilding Co., Ltd.	13,986	676,178
*	Sudo Pharmaceutical Industry Co., Ltd.	12,580	28,173
	Suheung Capsule Co., Ltd.	2,500	20,237
	Sung Bo Chemicals Co., Ltd.	1,020	53,714
	Sung Chang Enterprise Co., Ltd.	2,780	84,417
*	Sung Shin Cement Co., Ltd.	5,820	122,287
	Sungjee Construction Co., Ltd.	2,570	63,093
* #	Sungwon Corp.	8,110	163,202
	Sunjin Co., Ltd.	1,240	52,348
#	Sunkyong Securities Co., Ltd.	108,810	205,344
	Tae Kwang Industrial Co., Ltd.	160	160,746
	Tae Kyung Industrial Co., Ltd.	10,960	37,937
	Taegu Department Store Co., Ltd.	4,530	88,427
#	Taeyoung Engineering & Contruction	26,000	288,796
	Tai Han Electric Wire Co., Ltd.	19,660	731,580
	Tai Lim Packaging Industries Co., Ltd.	4,710	58,251
*	Taihan Textile Co., Ltd.	620	47,865
	Telcoware Co., Ltd.	2,000	28,325
#	Tong Yang Investment Bank	34,062	569,312
* #	Tong Yang Major Corp.	10,900	103,078
	Tong Yang Moolsan Co., Ltd.	6,560	63,198
*	TRYBRANDS, Inc.	5,000	34,028
	TS Corp.	1,070	53,919
*	Uangel Corp.	6,570	53,856
*	Uni Chem Co., Ltd.	21,050	28,623
	Unid Co., Ltd.	2,000	72,202
	Union Steel Manufacturing Co., Ltd.	2,780	94,778
*	Uniquest Corp.	7,000	52,512
*	VGX International, Inc.	4,574	35,572
	Whanin Pharmaceutical Co., Ltd.	3,640	60,903
	Woongjin Coway Co., Ltd.	11,370	394,165
*	Woongjin Thinkbig Co, Ltd.	6,469	161,413
#	Woongjin.Com Co., Ltd.	2,290	32,593
#	Woori Investment & Securities Co., Ltd.	51,484	1,430,688
	WooSung Feed Co., Ltd.	20,370	43,668
	YESCO Co., Ltd.	2,210	89,376
	Yoosung Enterprise Co., Ltd.	9,370	48,087
#	Youlchon Chemical Co., Ltd.	8,320	105,858
	Youngone Corp.	13,910	90,301
	Youngpoong Corp.	500	275,179
#	Yuhan Corp.	3,240	588,059
	Yuhwa Securities Co., Ltd.	4,570	106,889
*	Yungjin Pharm Co., Ltd.	13,000	31,141
*	Yuyang Telecom Co., Ltd.	2,250	30,822
	YUYU, Inc.	2,440	55,266
TOTAL — SOUTH KOREA			172,779,013

TAIWAN — (10.4%)
COMMON STOCKS — (10.4%)
*	A.G.V. Products Corp.	146,000	37,885
	Aaeon Technology, Inc.	14,420	23,272
	Ability Enterprise Co., Ltd.	117,439	165,526
*	Abocom Systems, Inc.	91,000	66,324
	Acbel Polytech, Inc.	225,300	111,510
*	Accton Technology Corp.	275,000	146,499
	Acer, Inc.	910,037	1,679,825
*	Advanced Semiconductor Engineering, Inc.	522,663	608,155
*	Advanced Semiconductor Engineering, Inc. ADR	37,200	221,340
	Advantech Co., Ltd.	72,019	215,084
	Allis Electric Co., Ltd.	207,000	49,966
	Altek Corp.	82,145	159,589
	Ampoc Far East Co., Ltd.	75,000	43,352
*	Amtran Technology Co., Ltd.	171,000	178,918
	Apex Biotechnology Corp.	39,000	83,723
*	Arima Communication Corp.	147,000	150,776
*	Arima Computer Corp.	422,000	93,217
	Arima Optoelectronics Corp.	39,595	51,487
	Asia Cement Corp.	1,017,918	1,136,530
	Asia Chemical Corp.	133,000	66,733
	Asia Polymer Corp.	131,000	59,071
*	Asia Vital Components Co., Ltd.	115,000	101,980
	Asustek Computer, Inc.	1,077,200	2,661,552
	Aten International Co., Ltd.	27,719	95,282
	AU Optronics Corp.	1,369,409	2,119,614
*	AU Optronics Corp. Sponsored ADR	9,600	150,048
	Audix Co., Ltd.	48,027	54,372
	Aurora Corp.	108,000	61,784
	Avermedia Technologies, Inc.	60,100	93,729
	Avision, Inc.	95,909	63,166
*	Awea Mechantronic Co., Ltd.	21,000	43,055
	Bank of Kaohsiung Co., Ltd.	276,000	139,307
	Basso Industry Corp., Ltd.	59,427	89,143
*	Behavior Tech Computer Corp.	131,000	64,993
*	Benq Corp.	1,509,850	553,968
	Bes Engineering Corp.	921,000	190,919
*	Biostar Microtech International Corp.	74,880	56,259
	C Sun Manufacturing, Ltd.	54,000	37,940
*	Carnival Industrial Corp.	120,000	30,400
	Catcher Co., Ltd.	101,860	973,339
	Cathay Chemical Works, Inc.	98,000	49,088
	Cathay Financial Holdings Co., Ltd.	999,058	2,109,037
*	Cathay Real Estate Development Co., Ltd.	555,000	317,345
	Central Reinsurance Co., Ltd.	299,000	125,875
	Chain Qui Development Co., Ltd.	74,000	64,807
*	Champion Building Materials Co., Ltd.	124,000	68,783
*	Chang Hwa Commercial Bank	2,798,000	1,592,411
*	Charoen Pokphand Enterprises Co., Ltd.	47,000	19,350
	Cheng Loong Corp.	689,000	270,674
	Cheng Shin Rubber Industry Co., Ltd.	382,623	438,592
	Cheng Uei Precision Industry Co., Ltd.	83,031	247,059
	Chenming Mold Industrial Corp.	90,000	37,289
	Chi Mei Optoelectronic Corp.	1,891,950	2,121,249
*	Chia Her Industrial Co., Ltd.	140,000	14,063
*	Chia Hsin Cement Corp.	341,000	198,186
	Chicony Electronics Co., Ltd.	89,250	139,322
*	Chien Shing Stainless Steel Co., Ltd.	115,000	45,019

	Chilisin Electronics Corp.	69,681	57,627
*	China Airlines	1,481,410	639,221
	China Chemical & Pharmaceutical Co.	120,000	48,648
	China Development Financial Holding Corp.	5,048,690	2,030,098
	China Ecotek Corp.	60,000	74,475
	China Electric Manufacturing Co., Ltd.	155,220	74,003
*	China General Plastics Corp.	141,000	34,163
	China Glaze Co., Ltd.	108,000	51,326
	China Hi-Ment Corp.	46,350	51,966
*	China Life Insurance Co., Ltd.	540,000	247,559
*	China Man-Made Fiber Co., Ltd.	713,662	172,594
	China Metal Products Co., Ltd.	53,975	90,635
	China Motor Co., Ltd.	543,001	476,812
*	China Petrochemical Development Corp.	1,344,000	425,580
	China Steel Chemical Corp.	49,840	103,835
	China Steel Corp.	2,007,994	2,339,403
	China Steel Structure Co., Ltd.	67,000	34,514
	China Synthetic Rubber Corp.	214,000	224,712
*	China United Trust & Investment Corp.	50,053	—
*	China Wire & Cable Co., Ltd.	203,000	41,703
	Chinatrust Financial Holdings Co., Ltd.	2,721,243	2,067,060
	Chinese Maritime Transport, Ltd.	61,600	99,165
	Ching Feng Home Fashions Industries Co., Ltd.	135,000	36,730
	Chin-Poon Industrial Co., Ltd.	183,000	154,935
	Chroma Ate, Inc.	89,164	146,155
	Chun Yu Works & Co., Ltd.	130,000	41,904
	Chun Yuan Steel Industrial Co., Ltd.	325,100	141,405
	Chung Hsin Electric & Machinery Co., Ltd.	199,000	132,444
*	Chung Hung Steel Corp.	323,000	157,265
	Chung Hwa Pulp Corp.	306,000	147,634
*	Chungwa Picture Tubes Co., Ltd.	4,064,604	1,049,719
*	Clevo Co.	238,000	238,342
*	CMC Magnetics Corp.	2,168,000	628,168
	Collins Co., Ltd.	258,000	82,803
	Compal Communications, Inc.	61,900	177,673
	Compal Electronics, Inc.	1,866,468	1,694,234
*	Compeq Manufacturing Co., Ltd.	817,000	339,009
	Continental Engineering Corp.	469,667	360,833
	Cosmo Electronics Corp.	45,000	55,907
*	Cosmos Bank Taiwan	1,012,000	228,234
	CTCI Corp.	296,351	242,749
	CX Technology Co., Ltd..	75,000	44,694
	Cybertan Technology, Inc.	73,500	174,181
	Cyntec Co., Ltd.	55,855	104,931
*	Da-Cin Construction Co., Ltd.	129,809	47,947
	Data Systems Consulting Co., Ltd.	54,441	65,574
*	Delpha Construction Co., Ltd.	199,000	55,294
	Delta Electronics Industrial Co., Ltd.	310,220	1,014,849
	Depo Auto Parts Industrial Co., Ltd.	57,634	189,849
	Diamond Flower Electric Instrument Co., Ltd.	31,620	86,183
	D-Link Corp.	282,910	591,131
	E.Sun Financial Holding Co., Ltd.	2,042,255	1,111,605
	Eastern Media International	691,922	199,662
	Eclat Textile Co., Ltd.	68,000	42,832
	Edom Technology Co., Ltd.	50,600	26,186
	Elan Microelectronics Corp.	179,974	269,549
*	Elite Material Co., Ltd.	108,324	53,168
	Elite Semiconductor Memory Technology, Inc.	84,788	202,480

	Elitegroup Computer Systems Co., Ltd.	529,460	263,923
	Enlight Corp.	106,000	35,237
*	EnTie Commercial Bank	1,045,000	254,599
	Epistar Corp.	89,338	361,502
	Eten Information Systems, Ltd.	59,351	98,816
	Eternal Chemical Co., Ltd.	150,590	241,652
	Eva Airways Corp.	1,524,245	579,458
*	Everest Textile Co., Ltd.	303,064	63,698
	Evergreen International Storage & Transport Corp.	582,000	296,038
	Evergreen Marine Corp., Ltd.	1,147,170	718,787
	Everlight Chemical Industrial Corp.	158,000	91,431
	Everlight Electronics Co., Ltd.	69,900	269,749
*	Everspring Industry Co., Ltd.	142,000	51,624
*	Evertop Wire Cable Corp.	92,000	34,699
	Excel Cell Electronics Co., Ltd.	51,000	37,023
	Far East Textile, Ltd.	1,637,965	1,632,169
	Far Eastern Department Stores, Ltd.	536,860	360,853
	Far Eastern International Bank	899,265	406,383
	Federal Corp.	224,960	150,449
	Feng Hsin Iron & Steel Co., Ltd.	224,700	268,647
	Feng Tay Enterprise Co., Ltd.	247,860	202,088
	First Copper Technology Co., Ltd.	147,000	69,628
	First Financial Holding Co., Ltd.	3,040,386	2,018,955
	First Hotel	118,870	131,564
*	First Steamship Co., Ltd.	73,000	99,456
*	Flytech Technology Co., Ltd.	20,000	64,214
	Formosa Chemicals & Fiber Co., Ltd.	1,065,830	2,188,679
*	Formosa Epitaxy, Inc.	60,000	52,717
	Formosa International Hotels Corp.	13,078	127,146
	Formosa Plastics Corp.	1,196,271	2,451,978
	Formosa Taffeta Co., Ltd.	441,460	417,944
*	Formosan Rubber Group, Inc.	184,000	131,933
	Fortune Electric Co., Ltd.	87,000	71,492
	Foxconn Technology Co., Ltd.	72,320	791,425
*	Fu Sheng Industrial Co., Ltd.	435,644	490,547
	Fubon Financial Holding Co., Ltd.	2,060,000	1,798,333
*	Fuh-Hwa Financial Holding Co., Ltd.	313,292	137,321
	Fwuson Industry Co., Ltd.	166,000	45,668
	G Shank Enterprise Co., Ltd.	42,900	81,158
*	G.T.M. Corp.	61,000	42,531
	Gem Terminal Industries Co., Ltd.	36,000	48,540
	Giant Manufacture Co., Ltd.	112,000	169,349
*	Giga Storage Corp.	124,000	42,533
	Giga-Byte Technology Co., Ltd.	467,750	321,606
	Globe Union Industrial Corp.	78,895	104,784
	Gold Circuit Electronics, Ltd.	271,000	208,611
	Goldsun Development & Construction Co., Ltd.	822,196	432,146
	Good Will Instrument Co., Ltd.	60,000	66,919
	Gordon Auto Body Parts Co., Ltd.	104,030	52,132
*	Grand Pacific Petrochemical Corp.	391,000	133,900
	Grape King, Inc.	106,000	49,050
	Great China Metal Industry Co., Ltd.	144,000	73,279
	Great Taipei Gas Co., Ltd.	200,000	103,636
	Great Wall Enterprise Co., Ltd.	236,000	216,163
	Greatek Co., Ltd.	118,784	198,287
	Hanpin Co., Ltd.	80,000	53,434
	Hey Song Corp.	303,000	136,218
	High Tech Computer Corp.	67,720	1,260,752

*	Highwealth Construction Corp.	110,000	154,368
*	Hitron Technologies, Inc.	98,000	45,601
*	Ho Tung Holding Corp.	242,000	80,590
*	Hocheng Corp.	167,000	64,811
*	Hold-Key Electric Wire & Cable Co., Ltd.	143,000	52,255
	Hon Hai Precision Industry Co., Ltd.	733,470	5,181,443
	Hong Tai Electric Industrial Co., Ltd.	194,000	138,799
*	Hong Yi Fiber Industry Co., Ltd.	148,000	38,954
	Honmyue Enterprise Co., Ltd.	116,000	35,119
*	Hota Industrial Manufacturing Co., Ltd.	24,000	33,807
	Hotai Motor Co., Ltd.	161,000	383,037
	Hsin Kuang Steel Co., Ltd.	103,328	80,937
	Hsing Ta Cement Co., Ltd.	296,000	105,590
*	Hua Eng Wire & Cable Co., Ltd.	314,000	95,051
	Hua Nan Financial Holding Co., Ltd.	1,806,040	1,144,692
*	Huang Hsiang Construction Corp.	71,000	175,182
	Hung Ching Development & Construction Co., Ltd.	127,000	57,936
	Hung Poo Construction Corp.	176,000	223,953
	Hung Sheng Construction Co., Ltd.	281,000	216,804
*	Hwa Fong Rubber Co., Ltd.	200,000	52,155
*	Ichia Technologies, Inc.	127,000	125,220
	I-Chiun Precision Industry Co., Ltd.	64,011	94,791
	Inernational Semiconductor Technology, Ltd.	142,177	146,854
	Infortrend Technology, Inc.	59,440	110,577
	Inventec Corp.	816,779	587,170
*	ITE Technology, Inc.	29,000	69,028
*	Jean Co., Ltd.	90,000	35,712
	Johnson Health Tech Co., Ltd.	31,850	167,182
	Jui Li Enterprise Co., Ltd.	37,000	12,032
	K Laser Technology, Inc.	79,000	95,918
	Kang Na Hsiung Co., Ltd.	115,000	73,564
*	Kao Hsing Chang Iron & Steel Corp.	192,000	42,433
	Kaulin Manufacturing Co., Ltd.	106,800	97,122
*	Kee Tai Properties Co., Ltd.	150,700	178,502
*	Kenda Rubber Industrial Co., Ltd.	258,785	182,589
*	Kian Shen Corp.	38,000	27,560
	King Yuan Electronics Co., Ltd.	648,716	554,062
*	Kingdom Construction Co., Ltd.	231,000	103,838
*	King’s Town Bank	509,653	138,406
*	King’s Town Construction Co., Ltd.	87,933	81,966
	Kinpo Electronics, Inc.	962,200	362,485
	Kinsus Interconnect Technology Corp.	73,344	294,330
	Knowledge-Yield-Excellence Systems Corp.	84,838	120,046
	Kung Long Batteries Industrial Co., Ltd.	47,000	55,820
*	Kuoyang Construction Co., Ltd.	151,000	114,019
*	Kwong Fong Industries Corp.	361,000	103,224
*	Lan Fa Textile Co., Ltd.	256,000	78,846
	Largan Precision Co., Ltd.	30,522	415,773
*	Lead Data Co., Ltd.	243,000	66,871
*	Leader Electronics, Inc.	60,000	47,285
*	Leadtek Research, Inc.	174,000	91,608
*	Lealea Enterprise Co., Ltd.	305,000	75,388
	Lee Chang Yung Chemical Industry Corp.	240,350	213,004
	Lee Chi Enterprises Co., Ltd.	100,000	48,502
	Lelon Co., Ltd.	89,000	59,065
*	Leofoo Development Co., Ltd.	127,000	75,527
	Les Enphants Co., Ltd.	43,000	31,372
*	Li Peng Enterprise Co., Ltd.	305,000	103,747

	Li Shin International Enterprise Corp.	115,412	70,379
	Lian Hwa Foods Corp.	112,000	38,801
	Lien Hwa Industrial Corp.	334,499	172,007
*	Lingsen Precision Industries, Ltd.	106,000	45,491
	Lite-On Technology Corp.	1,074,537	1,268,372
	Long Bon Development Co., Ltd.	176,000	105,074
	Long Chen Paper Co., Ltd.	262,000	116,595
	Lucky Cement Corp.	311,000	131,181
*	Macronix International Co., Ltd.	1,947,974	807,957
	Makalot Industrial Co., Ltd.	29,000	68,958
	Mayer Steel Pipe Corp.	67,100	73,333
	Media Tek, Inc.	136,120	2,154,619
	Mega Financial Holding Co., Ltd.	4,967,000	3,007,856
	Meiloon Co., Ltd.	123,460	102,990
*	Mercuries & Associates, Ltd.	272,000	115,533
*	Mercuries Data Co., Ltd.	203,000	49,356
	Merida Industry Co., Ltd.	102,000	148,039
	Merry Electronics Co., Ltd.	37,320	134,881
*	Microelectronics Technology, Inc.	234,000	128,730
	Micro-Star International Co., Ltd.	619,274	452,917
	Min Aik Technology Co., Ltd.	18,000	34,381
	Mirle Automation Corp.	54,537	59,979
	Mitac International Corp.	553,186	721,182
	Mitac Technology Corp.	197,281	217,055
	Mobiletron Electronics Co., Ltd.	43,000	49,462
	Mospec Seminconductor Corp.	79,000	85,517
*	Mustek Systems, Inc.	117,000	57,876
	Nak Sealing Technologies Corp.	31,000	42,895
*	Namchow Chemical Industrial Co., Ltd.	194,000	52,379
	Nan Ya Plastic Corp.	1,717,557	3,329,390
	Nankang Rubber Tire Co., Ltd.	86,800	159,231
	Nantex Industry Co., Ltd.	122,960	82,011
	Nanya Technology Co., Ltd.	1,143,400	1,025,395
	National Petroleum Co., Ltd.	112,000	97,136
*	New Asia Construction & Development Co., Ltd.	279,000	52,088
	Nien Hsing Textile Co., Ltd.	228,000	150,967
	Nien Made Enterprise Co., Ltd.	174,360	170,115
	Ocean Plastics Co., Ltd.	161,000	108,874
*	Optimax Technology Corp.	381,654	178,974
*	Opto Tech Corp.	226,000	182,261
	Oriental Union Chemical Corp.	405,893	321,341
*	Pacific Construction Co., Ltd.	332,000	62,062
*	Pan Jit International, Inc.	107,949	121,160
	Pan-International Industrial Corp.	102,900	253,518
*	PC Home Online	46,000	48,241
	Phihong Technology Co., Ltd.	157,975	118,326
	Phoenix Precision Technology Corp.	289,748	329,087
	Phoenixtec Power Co., Ltd.	157,000	142,979
	Pihsiang Machinery Mfg. Co., Ltd.	70,000	142,832
	Pou Chen Corp.	791,156	822,993
	President Chain Store Corp.	147,000	399,827
*	Primax Electronics, Ltd.	140,000	72,209
	Prince Housing & Development Corp.	420,000	270,487
*	Prodisc Technology, Inc.	603,000	126,151
*	Promise Technology, Inc.	44,000	51,788
*	Protop Technology Co., Ltd.	148,000	3,225
	Quanta Computer, Inc.	541,149	818,488
*	Quintain Steel Co., Ltd.	200,000	58,220

	Radium Life Tech Corp.	81,658	101,920
	Ralec Electronic Corp.	21,252	27,543
	Realtek Semiconductor Corp.	316,050	808,466
*	Reward Wool Industry Corp.	149,000	41,439
*	Rexon Industrial Corp., Ltd.	118,000	38,500
	Richtek Technology Corp.	22,050	260,621
*	Ritek Corp.	1,912,000	456,404
	Ruentex Development Co., Ltd.	281,000	223,685
	Ruentex Industries, Ltd.	266,000	157,646
*	Sampo Corp.	358,584	67,753
	San Fang Chemical Industry Co., Ltd.	131,000	102,052
	Sanyang Industrial Co., Ltd.	465,000	277,033
*	Sanyo Electric Co., Ltd.	150,000	107,232
	SDI Corp.	102,000	161,338
*	Senao International Co., Ltd.	61,000	81,431
*	Shan-Loong Transportation Co., Ltd.	106,000	51,735
	Sheng Yu Steel Co., Ltd.	169,000	178,391
	Shihlin Electric & Engineering Corp.	272,000	261,473
*	Shihlin Paper Corp.	69,000	98,756
	Shin Kong Financial Holding Co., Ltd.	1,972,021	2,083,892
	Shin Shin Co., Ltd.	77,000	65,336
	Shinkong Co., Ltd.	115,560	62,771
*	Shinkong Synthetic Fibers Co., Ltd.	695,282	237,892
	Shuttle, Inc.	59,000	24,239
*	Sigurd Microelectronics Corp.	153,000	96,844
	Silicon Integrated Systems Corp.	916,961	529,583
	Siliconware Precision Industries Co., Ltd.	781,515	1,629,731
	Silitech Technology Corp.	41,476	198,239
	Sincere Navigation Corp.	140,400	215,460
*	Sinkang Industries Co., Ltd.	59,000	65,790
	Sinkong Spinning Co., Ltd.	143,025	117,240
	Sinon Corp.	175,000	56,769
	SinoPac Holdings Co., Ltd.	3,914,000	1,703,240
*	Sintek Photronics Corp.	448,167	121,853
	Sinyi Realty, Inc.	40,200	125,205
	Sitronix Technology Corp.	30,578	112,671
	Siward Crystal Technology Co., Ltd.	64,046	54,882
*	Solelytex Enterprise Corp.	66,000	78,274
*	Solomon Technology Corp.	275,000	122,711
	South East Soda Manufacturing Co., Ltd.	95,000	51,753
	Southeast Cement Co., Ltd.	227,000	74,552
	SPI Electronic Co., Ltd.	64,125	105,216
	Spirox Corp.	63,669	56,765
	Springsoft, Inc.	60,789	107,537
	Standard Chemical & Pharmaceutical Co., Ltd.	82,400	58,710
*	Standard Foods Taiwan, Ltd.	147,000	77,277
	Stark Technology, Inc.	66,000	35,471
	Sunonwealth Electric Machine Industry Co., Ltd.	80,000	56,497
	Sunplus Technology Co., Ltd.	151,274	328,046
	Sunrex Technology Corp.	89,200	112,803
	Synnex Technology International Corp.	419,950	543,547
*	Sysware Systex Corp.	96,993	102,613
	T JOIN Transportation Co.	248,000	153,099
	Ta Chen Stainless Pipe Co., Ltd.	113,756	171,357
	Ta Chong Bank, Ltd.	1,087,000	284,769
	Ta Ya Electric Wire & Cable Co., Ltd.	310,933	114,895
	Ta Yih Industrial Co., Ltd.	38,000	30,054
	Tah Hsin Industrial Corp.	82,000	61,454

*	Tai Roun Products Co., Ltd.	200,000	51,920
	Ta-I Technology Co., Ltd.	40,700	148,236
*	Taichung Commercial Bank	564,459	201,987
	Tainan Enterprises Co., Ltd.	76,420	119,370
*	Tainan Spinning Co., Ltd.	925,000	433,315
*	Taishin Financial Holdings Co., Ltd.	3,166,385	1,557,318
*	Taisun Enterprise Co., Ltd.	142,800	33,893
*	Taita Chemical Co., Ltd.	161,000	41,990
	Taiwan Acceptance Corp.	96,000	65,108
*	Taiwan Business Bank	1,763,118	503,684
	Taiwan Cement Corp.	2,020,105	1,898,977
	Taiwan Cooperative Bank	1,766,015	1,193,766
	Taiwan Fire & Marine Insurance Co., Ltd.	164,000	110,793
*	Taiwan Flourescent Lamp Co., Ltd.	119,000	14,179
	Taiwan Fu Hsing Industrial Co., Ltd.	73,000	63,697
	Taiwan Glass Ind. Corp.	648,756	571,742
	Taiwan Hon Chuan Enterprise Co., Ltd.	58,953	51,067
	Taiwan Kai Yih Industrial Co., Ltd.	61,240	34,518
*	Taiwan Kolin Co., Ltd.	388,000	113,234
	Taiwan Life Insurance Co., Ltd	186,210	264,228
	Taiwan Mask Corp.	216,000	141,316
	Taiwan Navigation Co., Ltd.	153,720	147,969
	Taiwan Paiho Co., Ltd.	128,816	117,223
	Taiwan Polypropylene Co., Ltd.	121,000	96,790
*	Taiwan Pulp & Paper Corp.	157,000	47,203
	Taiwan Sakura Corp.	146,000	39,851
	Taiwan Secom Co., Ltd.	84,932	149,676
	Taiwan Semiconductor Manufacturing Co., Ltd.	3,906,878	8,128,006
	Taiwan Sogo Shinkong Security Co., Ltd.	140,680	135,296
*	Taiwan Styrene Monomer Corp.	298,220	129,613
*	Taiwan Tea Corp.	383,654	94,281
	Taiyen Biotech Co., Ltd.	111,000	87,267
*	Tatung Co., Ltd.	2,464,000	1,050,848
*	Teapo Electronic Corp.	190,000	49,714
	Teco Electric & Machinery Co., Ltd.	1,220,000	631,589
	Tecom, Ltd.	176,000	86,076
	Ten Ren Tea Co., Ltd.	39,000	34,377
	Test-Rite International Co., Ltd.	205,600	116,977
	Tex-Ray Industrial Co., Ltd.	84,000	37,100
	The Ambassador Hotel	172,000	183,891
*	The Chinese Bank	830,000	—
	The First Insurance Co., Ltd.	167,000	90,162
	Thinking Electronic Industrial Co., Ltd.	34,000	34,372
	Thye Ming Industrial Co., Ltd.	84,000	94,316
	Ton Yi Industrial Corp.	760,000	282,588
	Tong Yang Industry Co., Ltd.	163,000	157,451
*	Tong-Hwa Synthetic Fiber Co., Ltd.	180,000	28,856
	Transcend Information, Inc.	67,183	248,139
	Tsann Kuen Enterprise Co., Ltd.	155,660	158,161
	TSRC Corp.	334,650	312,968
	TTET Union Corp.	71,000	54,686
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	170,000	36,180
	Tung Ho Steel Enterprise Corp.	378,400	422,534
*	Twinhead International Corp.	301,000	67,226
*	TYC Brother Industrial Co., Ltd.	97,000	67,928
*	Tycoons Group Enterprise Co., Ltd.	145,000	30,071
	Tyntek Corp.	60,249	61,212
	Tze Shin International Co., Ltd.	83,000	48,023

	U-Ming Marine Transport Corp.	182,200	324,335
*	Union Bank of Taiwan	1,078,000	255,914
*	Union Insurance Co., Ltd.	324,000	21,578
	Uni-President Enterprises Corp.	1,129,000	1,075,687
	Unitech Electronics Co., Ltd.	78,000	40,670
	Unitech Printed Circuit Board Corp.	178,000	155,943
	United Integration Service Co., Ltd.	105,800	98,233
	United Microelectronics Corp.	6,210,359	3,622,497
	Unity Opto Technology Co., Ltd.	95,143	122,983
*	Universal Cement Corp.	257,520	99,487
*	Universal Microelectronics Co., Ltd.	76,000	60,739
	Universal Scientific Industrial Co., Ltd.	372,269	291,515
	Universal, Inc.	85,000	29,991
	UPC Technology Corp.	370,399	197,690
	USI Corp.	320,000	104,194
*	U-TECH Media Corp.	189,000	52,504
*	Ve Wong Corp.	72,000	33,247
*	Via Technologies, Inc.	424,000	420,536
*	Visual Photonics Epitacy Co., Ltd.	27,000	39,998
*	Walsin Lihwa Corp.	1,917,021	1,008,646
	Walsin Technology Corp., Ltd.	321,519	301,576
*	Walton Chaintech Corp.	86,000	44,732
	Wan Hai Lines Co., Ltd.	618,342	441,943
	Wan Hwa Enterprise Co., Ltd.	92,650	48,562
	Waterland Financial Holdings	1,254,000	379,560
*	Wei Chih Steel Industrial Co., Ltd.	210,000	53,255
*	Wei Chuan Food Corp.	190,000	148,068
	Weltrend Semiconductor, Inc.	65,000	49,499
*	Winbond Electronics Corp.	2,394,000	862,955
	Wintek Corp.	707,064	686,920
	Wistron Corp.	399,117	674,166
	Wistron NeWeb Corp.	53,946	150,987
	Wus Printed Circuit Co., Ltd.	235,000	101,239
	Ya Hsin Industrial Co., Ltd.	582,965	105,164
*	Yageo Corp.	1,680,000	751,794
	Yang Ming Marine Transport Corp.	847,000	590,767
*	Yeung Cyang Industrial Co., Ltd.	82,353	136,914
*	Yi Jinn Industrial Co., Ltd.	409,000	64,914
	Yieh Phui Enterprise Co., Ltd.	853,082	364,560
	Yosun Industrial Corp.	143,365	104,116
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	1,065,068	430,045
	Yulon Motor Co., Ltd.	521,169	578,176
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	77,000	135,049
	Yung Shin Pharmaceutical Industrial Co., Ltd.	153,000	147,044
	Yung Tay Engineering Co., Ltd.	256,000	160,369
	Zig Sheng Industrial Co., Ltd.	149,000	38,704
	Zinwell Corp.	56,155	132,515
	Zippy Technology Corp.	41,800	49,360
	Zyxel Communication Corp.	205,010	331,329
TOTAL — TAIWAN			146,693,766

THAILAND — (2.3%)
COMMON STOCKS — (2.3%)
	Aapico Hitech PCL Ltd. (Foreign)	642,100	255,839
*	Adkinson Securities PCL (Foreign)	4,309,000	85,844
	Advance Info Service PCL (Foreign)	255,800	664,703
	Amata Corp. PCL (Foreign)	387,500	155,515

	Aromatics (Thailand) PCL (Foreign)	392,700	634,942
	Asia Plus Securities PCL (Foreign)	1,281,200	115,413
*	Asian Insulators PCL (Foreign)	151,900	33,551
	Asian Property Development PCL (Foreign) NVDR	4,164,600	613,237
*	Ayudhya Insurance PCL	191,400	98,919
	Bangkok Aviation Fuel Services PCL (Foreign)	409,154	117,542
	Bangkok Bank PCL	69,200	227,770
	Bangkok Bank PCL (Foreign)	535,800	1,794,508
	Bangkok Chain Hospital PCL (Foreign)	287,900	64,421
#	Bangkok Dusit Medical Services PCL (Foreign)	307,800	362,144
	Bangkok Expressway PCL (Foreign)	467,900	324,227
	Bangkok First Investment & Trust PCL (Foreign)	91,300	15,421
*	Bangkok Land PCL (Foreign)	2,335,700	62,717
*	Bangkok Land PCL (Foreign) NVDR	24,148,800	648,430
*	Bank of Ayudhya PCL	163,200	102,722
	Bank of Ayudhya PCL (Foreign)	950,200	606,306
	Banpu PCL (Foreign)	79,200	521,369
	BEC World PCL (Foreign)	712,400	495,708
	Bualuang Securities PCL (Foreign)	137,100	47,105
	Bumrungrad Hospital PCL (Foreign)	120,700	162,049
	Bumrungrad Hospital PCL (Foreign) NVDR	172,900	232,131
	C.P. Seven Eleven PCL (Foreign)	813,100	234,763
	Cal-Comp Electronics (Thailand) PCL (Foreign)	2,355,500	357,049
*	Capital Nomura Securities PCL (Foreign) NVDR	82,300	90,296
	Central Pattana PCL (Foreign)	481,900	333,928
	Central Plaza Hotel PCL (Foreign)	493,100	78,304
*	Ch. Karnchang PCL (Foreign)	677,100	157,374
	Charoen Pokphand Foods PCL (Foreign)	3,276,200	452,151
	Charoong Thai Wire & Cable PCL (Foreign)	343,000	77,741
	Delta Electronics (Thailand) PCL (Foreign)	722,300	389,982
	Dynasty Ceramic PCL (Foreign)	127,500	54,114
	Eastern Water Resources Development & Management PCL (Foreign)	685,700	105,919
	Erawan Group PCL (Foreign)	1,041,400	113,657
*	Finansa PCL (Foreign)	85,500	24,933
	GMM Grammy PCL (Foreign)	186,400	40,364
*	Golden Land Property Development Public Co., Ltd. (Foreign) NVDR	698,800	191,673
	Hana Microelectronics PCL (Foreign)	288,557	216,616
	Hermraj Land & Development PCL (Foreign)	9,272,000	265,029
	Home Product Center PCL (Foreign)	732,534	107,866
	ICC International PCL (Foreign)	49,200	57,176
	Indorama Polymers PCL (Foreign)	576,100	123,088
*	International Engineering PCL (Foreign)	1,747,500	39,859
*	Italian-Thai Development PCL	2,590,100	444,957
*	ITV PCL (Foreign)	183,700	5,569
	Jasmine International PCL (Foreign)	7,798,200	99,068
	Kasikornbank PCL (Foreign)	597,100	1,215,405
	KGI Securities One PCL (Foreign)	1,867,000	86,248
	Khon Kaen Sugar Industry PCL (Foreign)	567,400	149,898
	Kiatnakin Bank PCL (Foreign) NVDR	58,600	44,836
	Kiatnakin Finance PCL (Foreign)	223,600	171,081
	Kim Eng Securities Thailand PCL (Foreign)	253,700	136,977
	Krung Thai Bank PCL (Foreign)	3,020,000	950,426
	Krungthai Card PCL (Foreign)	115,200	71,511
	L.P.N. Development PCL (Foreign) NVDR	1,214,400	247,193
	Lalin Property PCL (Foreign)	1,458,800	187,009
	Land & Houses PCL (Foreign)	942,800	208,241
	Land and Houses PCL	1,751,900	346,485

	Lanna Resources PCL (Foreign)	119,100	39,545
	Loxley PCL (Foreign)	1,996,500	96,842
*	Magnecomp Precision Technology (Foreign)	2,082,300	99,801
	Major Cineplex Group PCL (Foreign)	313,000	158,149
	MBK Development PCL (Foreign)	134,200	209,233
*	Mida Assets PCL (Foreign)	1,442,500	67,471
	Minor Corp. PCL (Foreign)	117,800	37,753
	MK Real Estate Development PCL (Foreign)	1,144,500	78,646
	Modernform Group PCL (Foreign)	31,000	34,683
	Muramoto Electronic (Thailand) PCL (Foreign)	7,400	43,586
*	Nakornthai Strip Mill PCL (Foreign)	21,332,000	184,773
*	Natural Park PCL (Foreign)	8,268,800	50,136
	Noble Development PCL (Foreign)	574,200	79,577
*	Pacific Assets PCL (Foreign)	183,700	24,928
	Padaeng Industry PCL (Foreign)	508,900	554,669
*	Picnic Gas & Engineering PCL (Foreign)	326,800	2,359
*	Polyplex PCL (Foreign)	373,900	47,500
	Power Line Engineering PCL (Foreign)	560,800	110,104
	Pranda Jewelry PCL (Foreign)	462,100	107,403
	Precious Shipping PCL (Foreign) NVDR	616,000	457,976
*	Property Perfect PCL (Foreign)	1,383,500	131,020
	PTT Chemical PCL (Foreign)	608,871	1,617,327
	Quality Houses PCL (Foreign)	10,732,400	415,228
*	Raimon Land PCL (Foreign) NVDR	460,000	15,672
	Ratchaburi Electricity Generating Holding PCL (Foreign)	468,400	601,813
	Regional Container Lines PCL (Foreign)	384,200	313,372
	Robinson Department Store PCL (Foreign)	473,400	162,652
	Rojana Industrial Park PCL (Foreign)	399,900	157,027
	Saha-Union PCL (Foreign)	297,800	180,563
	Sahaviriya Steel Industries PCL (Foreign)	8,303,400	239,740
	Samart Corporation PCL (Foreign)	428,600	103,329
	Samart I-Mobile PCL (Foreign)	174,600	94,774
	Sansiri PCL (Foreign)	1,512,700	131,900
	SC Asset Corp. PCL (Foreign)	430,100	122,318
	Seamico Securities PCL (Foreign)	1,369,200	160,501
*	Serm Suk PCL	112,700	61,174
*	Shinawatra Satellite PCL (Foreign)	590,000	150,758
	Siam Cement PCL (Foreign)	54,500	393,388
	Siam City Cement PCL (Foreign)	58,600	446,670
	Siam Commercial Bank PCL (Foreign)	666,500	1,327,804
	Siam Future Development PCL (Foreign)	193,700	45,859
	Siam Industrial Credit PCL (Foreign)	613,300	72,247
	Siam Makro PCL (Foreign)	79,800	223,491
*	Sino-Thai Engineering & Construction PCL (Foreign)	1,770,800	268,419
*	Solartron PCL (Foreign)	402,000	30,178
	Sri Trang Agro Industry PCL (Foreign)	91,900	36,351
	Srithai Superware PCL (Foreign)	123,800	28,774
	STP & I PCL (Foreign)	418,700	46,663
	Supalai PCL (Foreign)	2,095,700	203,307
	SVI PCL (Foreign)	1,736,000	64,157
	SVOA PCL (Foreign)	833,400	33,447
*	Syntec Construction PCL (Foreign)	2,112,400	59,161
	Tata Steel (Thailand) PCL (Foreign)	2,129,300	70,700
	Thai Oil PCL (Foreign)	649,500	1,265,808
	Thai Plastic & Chemicals PCL (Foreign)	551,200	256,224
	Thai Reinsurance PCL (Foreign)	220,700	36,640
*	Thai Rung Union Car PCL (Foreign)	201,500	18,035
	Thai Stanley Electric (Thailand) PCL (Foreign)	34,000	149,213

	Thai Union Frozen Products PCL (Foreign)	278,400	184,877
	Thai Union Frozen Products PCL (Foreign) NVDR	329,100	215,694
	Thai Vegetable Oil PCL (Foreign)	148,900	38,692
*	Thai-German Ceramic Industry PCL (Foreign)	1,180,500	40,560
	Thanachart Capital PCL (Foreign)	1,330,200	503,122
	The Siam Cement PCL (Foreign)	15,500	106,511
	Thoresen Thai Agencies PCL (Foreign)	279,200	296,249
	Ticon Industrial Connection PCL (Foreign)	266,300	149,931
	Tipco Asphalt PCL (Foreign)	62,800	50,769
	TIPCO Foods (Thailand) PCL (Foreign)	227,300	46,595
#	Tisco Bank PCL (Foreign) NVDR	840,500	567,856
*	TMB Bank PCL (Foreign)	8,221,078	498,463
	TPI Polene PCL (Foreign)	1,060,200	419,366
*	True Corp. PCL (Foreign)	1,709,700	399,843
*	TT&T PCL (Foreign)	1,272,900	37,854
	Univentures PCL (Foreign)	901,500	53,098
	Vanachai Group PCL (Foreign)	1,337,400	191,526
	Vibhavadi Medical Center PCL (Foreign)	479,100	41,775
	Vinythai PCL (Foreign)	563,300	120,353
TOTAL COMMON STOCKS			32,503,291

RIGHTS/WARRANTS — (0.0%)
*	Erawan Group PCL (Foreign) Warrants 12/17/07	147,600	3,622
*	Natural Park PCL (Foreign) Rights 06/15/07	4,134,400	—
*	SVI PCL (Foreign) Warrants 12/06/10	228,000	2,962
TOTAL RIGHTS/WARRANTS			6,584
TOTAL — THAILAND			32,509,875

TURKEY — (3.0%)
COMMON STOCKS — (3.0%)
	Acibadem Saglik Hizmetleri ve Ticares A.S.	17,771	227,752
	Adana Cimento Sanayi Ticaret A.S.	38,529	22,620
	Afyon Cimento Sanayii Ticaret A.S.	32	25,637
	Akbank T.A.S.	355,907	2,497,836
	Akcansa Cimento Sanayi ve Ticaret A.S.	59,393	398,405
*	Akenerji Elektrik Uretim A.S.	17,034	77,051
	Aksa Akrilik Kimya Sanayii A.S.	68,123	202,005
	Aksigorta A.S.	197,071	1,095,859
	Alarko Carrier Sanayii ve Ticaret A.S.	7,730	98,343
*	Alarko Holding A.S.	71,036	182,469
*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	8,496	16,678
	Alkim Alkali Kimya A.S.	8,812	46,970
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	29,390	109,953
	Anadolu Anonim Turk Sigorta Sirketi A.S.	126,225	279,153
	Anadolu Cam Sanayii A.S.	64,872	277,537
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	28,606	1,181,057
	Anadolu Hayat Sigorta A.S.	53,687	217,072
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	11,994	82,734
	Arcelik A.S	141,892	1,225,881
*	Ayen Enerji A.S.	58,827	107,057
	Aygaz A.S.	128,410	513,360
	Bagfas Bandirma Gubre Fabrikalari A.S.	1,560	46,761
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	51,573	92,752
	Bati Anabolu Cimento A.S.	20,789	182,378
	Bati Soeke Cimento Sanayi A.S.	28,195	70,496
*	Beko Elektronik A.S.	47,876	63,802

*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	15,563	24,315
	BIM BirlesikMagazalar A.S.	7,894	473,340
	Bolu Cimento Sanayii A.S.	88,499	179,660
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	12,851	109,093
*	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	579	74,782
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	63,578	90,814
*	Boyner Buyuk Magazacilik A.S.	20,255	33,169
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	1,128	69,393
	BSH ev Aletleri Sanayi ve Ticaret A.S.	1,670	39,171
	Bursa Cimento Fabrikasi A.S.	19,346	162,430
	Celebi Hava Servisi A.S.	3,917	75,983
*	Cemtas Celik Makina Sanayi ve Ticaret A.S.	36,942	55,190
	Cimsa Cimento Sanayi ve Ticaret A.S.	53,275	375,555
*	Dentas Ambalaj ve Kagit Sanayi A.S.	18,051	39,980
	Deva Holding A.S.	24,642	285,563
*	Dogan Burda Rizzoli Dergi Yacincilik ve Pazarlame A.S.	5,058	13,573
*	Dogan Gazetecilik A.S.	22,846	98,492
*	Dogan Sirketler Grubu Holding A.S.	577,985	1,271,015
*	Dogan Yayin Holding A.S.	175,994	750,858
	Dogus Otomotiv Servis ve Ticaret A.S.	64,000	299,529
*	Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.	53,270	27,206
*	Eczacibasi Ilac Sanayi ve Ticaret A.S.	86,277	397,991
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	29,614	74,110
*	Edip Iplik Sanayi ve Ticaret A.S.	12,172	48,344
	Ege Endustri Ve Ticaret A.S.	2,867	41,015
*	EGE Seramik Sanayi ve Ticaret A.S.	20,941	42,525
	Enka Insaat ve Sanayi A.S.	66,539	758,239
	Eregli Demir ve Celik Fabrikalari Turk A.S.	467,912	2,976,036
	Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.	72	39,985
	Ford Otomotiv Sanayi A.S.	63,208	624,157
*	Fortis Bank A.S.	17,634	36,303
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	23,364	33,545
*	Global Yatirim Holding A.S.	43,780	37,616
*	Goldas Kuyumculuk Sanayi A.S.	24,839	32,044
*	Goodyear Lastikleri T.A.S.	4,458	56,575
*	GSD Holding A.S.	91,895	108,853
	Gubre Fabrikalari Ticaret A.S.	13,010	63,747
*	Gunes Sigorta A.S.	17,487	55,752
	Hektas Ticaret T.A.S.	29,495	23,480
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	218,725	655,782
*	Ihlas Holding A.S.	393,906	233,578
*	Isiklar Ambalaj A.S.	87,711	80,867
*	Izmir Demir Celik Sanayii A.S.	23,634	116,842
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	52,851	70,877
	Karton Sanayi ve Ticaret A.S.	1,139	82,888
*	Koc Holding A.S. Series B	282,848	1,561,668
	Konya Cimento Sanayii A.S.	2,341	110,623
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	40,748	113,546
*	Kutahya Porselen Sanayii A.S.	1,006	17,427
	Mardin Cimento Sanayii ve Ticaret A.S.	23,443	121,745
*	Marmari Marti Otel Isletmeleri A.S.	27,704	34,859
	Marshall Boya ve Vernik Sanayii A.S.	2,741	30,139
*	Menderes Tekstil Sanayi ve Ticaret A.S.	103,176	41,664
	Migros Turk A.S.	80,141	1,151,491
*	Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.	17,341	37,679
*	Multu Aku ve Malzemeleri Sanayi A.S.	24,981	41,284
*	Net Holding A.S.	131,249	83,877

*	Net Turizm Ticaret ve Sanayi A.S.	34,306	36,663
	Nortel Networks Netas Telekomuenikasyon A.S.	4,770	111,650
	Otobus Karoseri Sanayi A.S.	13,080	219,106
*	Parsan Makina Parcalari Sanayii A.S.	39,195	82,046
	Pinar Entegre et ve Un Sanayii A.S.	17,450	49,612
	Pinar Sut Mamulleri Sanayii A.S.	25,245	118,283
*	Sanko Pazarlama Ithalat Ihracat A.S.	23,627	62,613
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	44,948	127,918
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	45,005	24,963
*	Tat Konserve Sanayii A.S.	49,264	109,929
*	Tekstil Bankasi A.S.	90,034	131,369
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	25,417	125,433
	Tofas Turk Otomobil Fabrikasi A.S.	136,577	654,507
	Trakya Cam Sanayii A.S.	197,293	652,693
	Tupras-Turkiye Petrol Rafinerileri A.S.	131,509	3,127,474
	Turcas Petrol A.S.	26,242	134,994
*	Turk Demir Dokum Fabrikalari A.S.	18,870	131,018
*	Turk Ekonomi Bankasi A.S.	31,886	588,119
	Turk Prysmian Kablo ve Sistemleri A.S.	14,078	43,279
	Turk Sise ve Cam Fabrikalari A.S.	238,837	972,431
	Turkcell Iletisim Hizmetleri A.S.	213,799	1,428,568
	Turkcell Iletisim Hizmetleri A.S. ADR	12,288	204,595
	Turkiye Garanti Bankasi A.S.	738,625	4,078,313
	Turkiye Is Bankasi A.S.	844,724	3,954,126
	Ulker Gida Sanayi ve Ticaret A.S.	105,390	458,101
	USAS Ucak Servisi A.S.	31,408	86,199
*	Uzel Makina Sanayii A.S.	57,298	108,268
*	Vestel Elektronik Sanayi ve Ticaret A.S.	105,907	283,003
	Yapi Kredi Finansal Kiralama A.S.	41,404	115,819
	Yapi Kredi Sigorta A.S.	23,222	182,231
*	Yapi ve Kredi Bankasi A.S.	86,597	196,615
*	Zorlu Enerji Elektrik Uretim A.S.	30,687	87,454
TOTAL — TURKEY			42,615,274

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $11,275,000 FNMA 6.50%, 11/01/36, valued at $9,882,475) to be repurchased at $9,736,403	$9,735	9,735,000

SECURITIES LENDING COLLATERAL — (5.8%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $48,296,435 FHLMC, rates ranging from 4.203%(r) to 5.961%(r), maturities ranging from 04/01/35 to 05/01/37 & FNMA 4.731%(r), 01/01/35 & 5.522%(r), 03/01/34, valued at $24,076,531) to be repurchased at $23,607,903	23,604	23,604,421
@ Repurchase Agreement, Merrill Lynch Government 5.31%, 06/01/07 (Collateralized by $61,988,421 FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 08/01/20 to 04/01/37, valued at $59,160,616) to be repurchased at $58,008,555	58,000	58,000,000
TOTAL SECURITIES LENDING COLLATERAL		81,604,421

TOTAL INVESTMENTS — (100.0%)
(Cost $1,014,520,978)		$1,406,670,144

See accompanying Notes to Financial Statements.

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

		Shares	Value†

COMMON STOCKS — (87.2%)
Consumer Discretionary — (8.9%)
	Abercrombie & Fitch Co.	35,407	$2,926,389
* #	Amazon.com, Inc.	124,797	8,628,465
* #	Apollo Group, Inc. Class A	56,154	2,693,707
*	AutoNation, Inc.	60,403	1,336,114
*	Autozone, Inc.	19,932	2,563,853
*	Bed Bath and Beyond, Inc.	113,709	4,623,408
	Best Buy Co., Inc.	162,440	7,844,228
* #	Big Lots, Inc.	43,935	1,383,952
#	Black & Decker Corp.	26,322	2,485,586
#	Brunswick Corp.	36,406	1,253,459
	Carnival Corp.	177,522	8,954,210
	CBS Corp. Class B	296,153	9,850,049
	Centex Corp.	47,927	2,317,750
	Circuit City Stores, Inc.	57,113	917,806
	Clear Channel Communications, Inc.	199,105	7,645,632
*	Coach, Inc.	148,537	7,628,860
*	Comcast Corp. Class A	1,247,973	34,206,940
	Darden Restaurants, Inc.	58,259	2,654,863
	Dillards, Inc. Class A	24,427	886,700
	Disney (Walt) Co.	821,965	29,130,440
	Dollar General Corp.	125,208	2,709,501
#	Dow Jones & Co., Inc.	26,216	1,397,575
#	Eastman Kodak Co.	115,369	2,925,758
	Family Dollar Stores, Inc.	60,845	2,047,434
	Federated Department Stores, Inc.	184,427	7,364,170
#	Ford Motor Co.	759,412	6,333,496
	Fortune Brands, Inc.	61,176	4,941,797
	Gannett Co., Inc.	94,226	5,542,373
	Gap, Inc.	211,428	3,915,647
#	General Motors Corp.	226,960	6,806,530
	Genuine Parts Co.	68,411	3,510,853
*	Goodyear Tire & Rubber Co.	81,449	2,888,996
#	H&R Block, Inc.	129,329	3,063,804
#	Harley-Davidson, Inc.	103,346	6,313,407
	Harman International Industries, Inc.	26,283	3,118,478
	Harrah’s Entertainment, Inc.	74,795	6,391,233
	Hasbro, Inc.	64,546	2,075,154
#	Hilton Hotels Corp.	156,074	5,548,431
	Home Depot, Inc.	818,933	31,831,926
	Horton (D.R.), Inc.	109,555	2,560,300

*	IAC/InterActiveCorp	87,135	3,014,871
	International Game Technology	135,736	5,455,230
* #	Interpublic Group of Companies, Inc.	188,077	2,209,905
	Johnson Controls, Inc.	78,846	8,649,406
	Jones Apparel Group, Inc.	43,533	1,296,413
#	KB Home	30,841	1,415,293
*	Kohl’s Corp.	131,222	9,883,641
#	Leggett & Platt, Inc.	71,180	1,741,775
#	Lennar Corp. Class A	55,345	2,526,499
	Limited Brands, Inc.	137,244	3,602,655
#	Liz Claiborne, Inc.	41,510	1,439,982
#	Lowe’s Companies, Inc.	611,043	20,054,431
	Marriott International, Inc. Class A	132,321	6,093,382
#	Mattel, Inc.	157,766	4,419,026
#	McDonald’s Corp.	482,915	24,411,353
	McGraw-Hill Companies, Inc.	142,423	10,013,761
	Meredith Corp.	15,619	971,658
	Newell Rubbermaid, Inc.	111,391	3,537,778
	News Corp. Class A	941,461	20,796,873
	NIKE, Inc. Class B	151,674	8,607,499
	Nordstrom, Inc.	91,796	4,766,966
*	Office Depot, Inc.	110,944	4,038,362
	OfficeMax, Inc.	30,086	1,350,861
	Omnicom Group, Inc.	67,050	7,060,365
	Penney (J.C.) Co., Inc.	90,276	7,265,412
#	Polo Ralph Lauren Corp.	24,588	2,398,068
	Pulte Homes, Inc.	85,265	2,326,882
#	RadioShack Corp.	54,652	1,865,819
	Scripps (E.W.) Co.	33,493	1,527,951
* #	Sears Holdings Corp.	33,347	6,003,127
	Sherwin-Williams Co.	44,779	3,028,852
	Snap-On, Inc.	23,633	1,277,836
#	Staples, Inc.	287,707	7,209,937
* #	Starbucks Corp.	301,333	8,681,404
	Starwood Hotels & Resorts Worldwide, Inc.	86,211	6,213,227
	Target Corp.	344,642	21,516,000
* #	The DIRECTV Group, Inc.	310,838	7,261,176
#	The New York Times Co. Class A	57,751	1,450,128
	The Stanley Works	33,229	2,101,070
	The TJX Companies, Inc.	182,616	5,107,770
#	Tiffany & Co.	54,309	2,855,024
	Time Warner, Inc.	1,531,062	32,718,795
	Tribune Co.	33,913	1,091,999
#	V.F. Corp.	36,132	3,388,459
*	Viacom, Inc. Class B	277,739	12,476,036
	Wendy’s International, Inc.	34,801	1,396,564
	Whirlpool Corp.	31,578	3,525,684
*	Wyndham Worldwide Corp.	75,796	2,819,611
	Yum! Brands, Inc.	105,783	7,163,625
Total Consumer Discretionary			561,247,715

Consumer Staples — (8.1%)
	Altria Group, Inc.	842,094	59,872,883
	Anheuser-Busch Companies, Inc.	306,120	16,328,441
	Archer-Daniels-Midland Co.	261,918	9,177,607
	Avon Products, Inc.	176,990	6,794,646
#	Brown-Forman Corp. Class B	31,621	2,158,449
	Campbell Soup Co.	87,635	3,479,109
	Clorox Co.	60,693	4,074,928
#	Coca-Cola Co.	808,272	42,830,333
	Coca-Cola Enterprises, Inc.	111,679	2,607,705
#	Colgate-Palmolive Co.	206,015	13,794,764
	ConAgra, Inc.	202,706	5,169,003
* #	Constellation Brands, Inc. Class A	77,280	1,877,904
	Costco Wholesale Corp.	181,498	10,249,192
	CVS Caremark Corp.	618,054	23,819,801
#	Dean Foods Co.	51,742	1,695,068
	Estee Lauder Companies, Inc.	46,658	2,206,923
	General Mills, Inc.	138,496	8,481,495
	Heinz (H.J.) Co.	130,351	6,202,101
	Kellogg Co.	100,605	5,430,658
	Kimberly-Clark Corp.	183,158	12,996,892
	Kraft Foods, Inc.	658,021	22,267,431
	McCormick & Co., Inc.	52,239	1,947,992
	Molson Coors Brewing Co.	18,833	1,724,538
#	Pepsi Bottling Group, Inc.	52,752	1,845,792
	PepsiCo, Inc.	657,180	44,905,109
	Procter & Gamble Co.	1,266,150	80,463,832
#	Reynolds American, Inc.	68,802	4,474,882
	Safeway, Inc.	176,757	6,094,581
	Sara Lee Corp.	294,317	5,268,274
	Supervalu, Inc.	83,387	3,972,557
	Sysco Corp.	247,575	8,199,684
	The Hershey Co.	69,446	3,660,499
	The Kroger Co.	284,081	8,613,336
	Tyson Foods, Inc. Class A	101,225	2,256,305
	UST, Inc.	64,451	3,441,039
	Walgreen Co.	401,598	18,124,118
	Wal-Mart Stores, Inc.	986,769	46,970,204
#	Whole Foods Market, Inc.	56,409	2,318,410
#	Wrigley (Wm.) Jr. Co.	87,535	5,129,551
Total Consumer Staples			510,926,036

Energy — (9.1%)
	Anadarko Petroleum Corp.	185,825	9,226,211
	Apache Corp.	132,801	10,723,681
	Baker Hughes, Inc.	128,501	10,598,762
#	BJ Services Co.	117,664	3,451,085
	Chesapeake Energy Corp.	164,302	5,727,568
#	Chevron Corp.	865,845	70,557,709
	ConocoPhillips	659,722	51,082,274
#	CONSOL Energy, Inc.	73,239	3,558,683
	Devon Energy Corp.	178,347	13,693,483
	El Paso Corp.	280,217	4,774,898

	ENSCO International, Inc.	60,544	3,667,150
#	EOG Resources, Inc.	97,907	7,529,048
#	Exxon Mobil Corp.	2,284,571	190,007,770
	Halliburton Co.	366,713	13,183,332
	Hess Corp.	108,412	6,420,159
	Marathon Oil Corp.	138,783	17,182,723
#	Murphy Oil Corp.	75,292	4,442,228
* #	Nabors Industries, Ltd.	111,745	3,904,370
*	National-Oilwell, Inc.	70,544	6,662,881
	Noble Corp.	53,970	4,986,288
	Occidental Petroleum Corp.	336,301	18,486,466
#	Peabody Energy Corp.	106,209	5,739,534
#	Rowan Companies, Inc.	44,339	1,750,504
	Schlumberger, Ltd.	472,910	36,825,502
	Smith International, Inc.	80,004	4,441,022
	Spectra Energy Corp.	251,939	6,709,136
	Sunoco, Inc.	48,688	3,880,920
	The Williams Companies, Inc.	239,901	7,619,256
* #	Transocean, Inc.	117,557	11,548,800
	Valero Energy Corp.	220,300	16,438,786
*	Weatherford International, Ltd.	135,691	7,373,449
	XTO Energy, Inc.	147,648	8,565,060
Total Energy			570,758,738

Financials — (17.5%)
	Ace, Ltd.	131,104	8,072,073
	AFLAC, Inc.	197,372	10,433,084
	Allstate Corp.	248,279	15,269,158
	AMBAC Financial Group, Inc.	41,072	3,680,462
	American Express Co.	478,446	31,089,421
	American International Group, Inc.	1,043,928	75,517,752
	Ameriprise Financial, Inc.	95,984	6,032,594
#	AON Corp.	119,727	5,138,683
	Assurant, Inc.	40,257	2,393,279
#	Bank of America Corp.	1,794,591	91,003,710
	Bank of New York Co., Inc.	303,342	12,303,552
	BB&T Corp.	217,480	9,158,083
	Bear Stearns Companies, Inc.	48,060	7,207,078
	Capital One Financial Corp.	164,757	13,144,313
* #	CB Richard Ellis Group, Inc.	74,953	2,789,751
#	Chicago Mercantile Exchange Holdings, Inc.	13,983	7,424,973
	Chubb Corp.	163,953	8,996,101
	Cincinnati Financial Corp.	69,353	3,150,013
	CIT Group, Inc.	77,643	4,653,145
	Citigroup, Inc.	1,967,212	107,193,382
	Comerica, Inc.	63,260	3,974,626
#	Commerce Bancorp, Inc.	75,251	2,597,665
	Compass Bancshares, Inc.	52,299	3,660,930
	Countrywide Financial Corp.	236,673	9,216,047
* #	E*TRADE Financial Corp.	171,406	4,105,174
	Federal Home Loan Mortgage Corporation	278,077	18,572,763
	Federal National Mortgage Association	388,387	24,825,697

	Federated Investors, Inc.	35,736	1,391,560
#	Fifth Third Bancorp	223,205	9,454,964
#	First Horizon National Corp.	50,290	2,026,184
#	Franklin Resources, Inc.	67,177	9,118,606
	Genworth Financial, Inc.	176,872	6,385,079
	Hartford Financial Services Group, Inc.	128,492	13,256,520
#	Hudson City Bancorp, Inc.	198,591	2,619,415
#	Huntington Bancshares, Inc.	94,500	2,122,470
#	Janus Capital Group, Inc.	76,132	2,107,334
	JPMorgan Chase & Co.	1,393,739	72,237,492
	KeyCorp	158,859	5,656,969
	Legg Mason, Inc.	52,769	5,331,252
	Lehman Brothers Holdings, Inc.	211,100	15,490,518
	Lincoln National Corp.	111,073	8,052,792
	Loews Corp.	181,000	9,236,430
#	M&T Bank Corp.	30,826	3,404,115
	Marsh & McLennan Companies, Inc.	221,809	7,281,989
	Marshall & Ilsley Corp.	102,611	4,924,302
	MBIA, Inc.	54,066	3,598,092
#	Mellon Financial Corp.	166,915	7,232,427
	Merrill Lynch & Co., Inc.	354,853	32,905,519
	MetLife, Inc.	302,020	20,537,360
	MGIC Investment Corp.	33,320	2,165,800
#	Moody’s Corp.	93,872	6,538,185
	Morgan Stanley	427,174	36,326,877
	National City Corp.	237,742	8,223,496
	Northern Trust Corp.	75,670	4,924,604
#	PNC Financial Services Group	138,903	10,251,041
	Principal Financial Group, Inc.	107,490	6,535,392
	Progressive Corp.	298,734	6,885,819
	Prudential Financial, Inc.	188,193	19,199,450
	Regions Financial Corp.	293,622	10,473,497
	SAFECO Corp.	42,360	2,658,090
	Schwab (Charles) Corp.	412,129	9,260,539
	SLM Corp.	164,711	9,258,405
	Sovereign Bancorp, Inc.	144,899	3,367,453
#	State Street Corp.	133,960	9,145,449
	SunTrust Banks, Inc.	142,556	12,728,825
	Synovus Financial Corp.	131,056	4,332,711
	T. Rowe Price Group, Inc.	106,457	5,466,567
#	The Goldman Sachs Group, Inc.	165,064	38,100,072
	The Travelers Companies, Inc.	271,094	14,685,162
	Torchmark Corp.	39,318	2,756,585
	U.S. Bancorp	710,728	24,576,974
	Unum Group	137,496	3,649,144
	Wachovia Corp.	764,711	41,439,689
	Washington Mutual, Inc.	356,739	15,596,629
#	Wells Fargo & Co.	1,355,727	48,928,187
	XL Capital, Ltd.	72,649	5,925,252
	Zions Bancorporation	44,137	3,551,263
Total Financials			1,102,926,055

Health Care — (10.5%)
	Abbott Laboratories	619,184	34,891,018
	Aetna, Inc.	207,213	10,967,784
#	Allergan, Inc.	61,696	7,683,003
	AmerisourceBergen Corp.	76,024	3,893,949
* #	Amgen, Inc.	468,461	26,388,408
	Applera Corp. - Applied Biosystems Group	73,653	2,091,009
#	Bard (C.R.), Inc.	41,438	3,497,782
*	Barr Laboratories, Inc.	42,794	2,281,776
#	Bausch & Lomb, Inc.	21,803	1,480,424
#	Baxter International, Inc.	260,747	14,820,859
	Becton Dickinson & Co.	98,145	7,483,556
* #	Biogen Idec, Inc.	137,408	7,175,446
	Biomet, Inc.	98,277	4,286,843
* #	Boston Scientific Corp.	475,208	7,446,509
	Bristol-Myers Squibb Co.	810,350	24,561,709
	Cardinal Health, Inc.	160,624	11,638,815
* #	Celgene Corp.	151,498	9,277,738
#	Cigna Corp.	39,112	6,556,345
*	Coventry Health Care, Inc.	63,991	3,818,343
#	Eli Lilly & Co.	395,892	23,207,189
* #	Express Scripts, Inc.	54,425	5,556,793
*	Forest Laboratories, Inc.	127,546	6,467,858
* #	Genzyme Corp.	105,714	6,820,667
*	Gilead Sciences, Inc.	186,453	15,432,715
*	Hospira, Inc.	62,578	2,493,108
*	Humana, Inc.	66,899	4,151,083
	IMS Health, Inc.	78,305	2,560,574
	Johnson & Johnson	1,161,299	73,475,388
*	King Pharmaceuticals, Inc.	97,587	2,072,748
*	Laboratory Corp. of America Holdings	49,114	3,867,236
#	Manor Care, Inc.	29,241	1,988,388
	McKesson Corp.	118,532	7,482,925
*	Medco Health Solutions, Inc.	115,585	8,987,890
*	Medimmune, Inc.	95,399	5,521,694
#	Medtronic, Inc.	462,083	24,568,953
	Merck & Co., Inc.	869,337	45,596,726
* #	Millipore Corp.	21,640	1,618,023
	Mylan Laboratories, Inc.	98,213	1,941,671
*	Patterson Companies, Inc.	55,829	2,094,704
	PerkinElmer, Inc.	48,885	1,295,941
#	Pfizer, Inc.	2,843,744	78,174,523
	Quest Diagnostics, Inc.	63,708	3,122,966
	Schering-Plough Corp.	596,981	19,545,158
* #	St. Jude Medical, Inc.	138,132	5,896,855
#	Stryker Corp.	119,644	8,053,238
*	Tenet Healthcare Corp.	189,239	1,315,211
*	Thermo Fisher Scientific, Inc.	168,543	9,202,448
	UnitedHealth Group, Inc.	543,443	29,764,373
* #	Varian Medical Systems, Inc.	51,541	2,077,102
*	Waters Corp.	40,741	2,456,682
*	Watson Pharmaceuticals, Inc.	41,129	1,269,241

*	WellPoint, Inc.	245,746	20,006,182
	Wyeth	540,172	31,243,548
*	Zimmer Holdings, Inc.	95,165	8,380,230
Total Health Care			657,951,347

Industrials — (9.7%)
	3M Co.	294,483	25,902,725
*	Allied Waste Industries, Inc.	102,320	1,377,227
	American Standard Companies, Inc.	70,103	4,190,757
	Avery Dennison Corp.	36,768	2,399,847
	Boeing Co.	316,705	31,857,356
	Burlington Northern Santa Fe Corp.	144,037	13,414,166
#	C. H. Robinson Worldwide, Inc.	69,457	3,763,180
	Caterpillar, Inc.	259,140	20,363,221
	Cintas Corp.	54,472	2,089,546
	Cooper Industries, Ltd.	73,226	3,923,449
	CSX Corp.	175,269	7,964,223
	Cummins, Inc.	41,811	3,939,851
#	Danaher Corp.	95,503	7,019,471
	Deere & Co.	91,028	10,966,143
#	Donnelley (R.R.) & Sons Co.	87,635	3,752,531
	Dover Corp.	82,140	4,111,107
	Eaton Corp.	58,664	5,499,163
	Emerson Electric Co.	320,167	15,512,091
	Equifax, Inc.	58,260	2,448,668
	FedEx Corp.	123,236	13,755,602
#	Fluor Corp.	35,285	3,673,169
	General Dynamics Corp.	162,804	13,063,393
#	General Electric Co.	4,126,279	155,065,565
	Goodrich (B.F.) Co.	50,307	2,992,763
	Honeywell International, Inc.	320,984	18,588,183
#	Illinois Tool Works, Inc.	165,934	8,748,040
	Ingersoll-Rand Co., Ltd. Class A	123,509	6,339,717
#	ITT Industries, Inc.	72,947	4,909,333
#	L-3 Communications Holdings, Inc.	49,964	4,759,571
	Lockheed Martin Corp.	142,402	13,969,636
	Masco Corp.	157,136	4,747,079
* #	Monster Worldwide, Inc.	51,556	2,433,959
	Norfolk Southern Corp.	159,297	9,220,110
	Northrop Grumman Corp.	140,548	10,626,834
#	Paccar, Inc.	99,619	8,689,765
	Pall Corp.	49,356	2,208,681
	Parker Hannifin Corp.	46,454	4,708,577
	Pitney Bowes, Inc.	88,396	4,220,909
	Raytheon Co.	179,041	9,954,680
	Robert Half International, Inc.	67,401	2,368,471
#	Rockwell Automation, Inc.	66,476	4,523,692
	Rockwell Collins, Inc.	67,505	4,770,578
	Ryder System, Inc.	24,363	1,313,653
	Southwest Airlines Co.	316,371	4,527,269
*	Terex Corp.	41,169	3,489,896
	Textron, Inc.	50,271	5,394,078

	Tyco International, Ltd.	793,395	26,467,657
	Union Pacific Corp.	108,643	13,111,037
#	United Parcel Service, Inc.	427,933	30,798,338
	United Technologies Corp.	399,575	28,190,016
	W.W. Grainger, Inc.	28,735	2,530,117
#	Waste Management, Inc.	213,905	8,271,706
Total Industrials			608,926,796

Information Technology — (13.2%)
*	ADC Telecommunications, Inc.	47,055	788,171
* #	Adobe Systems, Inc.	236,127	10,408,478
* #	Advanced Micro Devices, Inc.	222,673	3,177,544
*	Affiliated Computer Services, Inc. Class A	39,690	2,315,912
*	Agilent Technologies, Inc.	161,972	6,182,471
#	Altera Corp.	143,066	3,263,335
#	Analog Devices, Inc.	133,910	4,848,881
*	Apple, Inc.	345,841	42,040,432
#	Applied Materials, Inc.	560,519	10,705,913
* #	Autodesk, Inc.	92,972	4,225,577
	Automatic Data Processing, Inc.	220,811	10,974,307
*	Avaya, Inc.	181,908	2,910,528
*	BMC Software, Inc.	81,843	2,712,277
* #	Broadcom Corp.	189,212	5,782,319
	CA, Inc.	165,056	4,378,936
* #	Ciena Corp.	34,153	1,172,131
* #	Cisco Sytems, Inc.	2,423,665	65,245,062
* #	Citrix Systems, Inc.	72,461	2,435,414
*	Cognizant Technology Solutions Corp.	57,254	4,497,874
*	Computer Sciences Corp.	69,505	3,850,577
*	Compuware Corp.	130,106	1,478,004
*	Convergys Corp.	54,835	1,411,453
* #	Corning, Inc.	629,867	15,746,675
* #	Dell, Inc.	911,523	24,492,623
* #	eBay, Inc.	455,937	14,845,309
*	Electronic Arts, Inc.	124,409	6,079,868
	Electronic Data Systems Corp.	206,425	5,947,104
* #	EMC Corp.	845,919	14,287,572
	Fidelity National Information Services, Inc.	65,318	3,521,947
	First Data Corp.	302,149	9,880,272
*	Fiserv, Inc.	68,450	4,055,663
* #	Google, Inc.	87,342	43,474,481
	Hewlett-Packard Co.	1,073,968	49,091,077
#	Intel Corp.	2,314,106	51,303,730
	International Business Machines Corp.	604,118	64,398,979
*	Intuit, Inc.	137,460	4,192,530
	Jabil Circuit, Inc.	74,109	1,704,507
* #	JDS Uniphase Corp.	84,742	1,110,120
* #	Juniper Networks, Inc.	228,414	5,575,586
#	KLA-Tencor Corp.	80,143	4,406,262
*	Lexmark International, Inc.	38,524	2,000,551
#	Linear Technology Corp.	101,849	3,655,361
*	LSI Corp.	309,041	2,682,476

#	Maxim Integrated Products, Inc.	128,681	3,956,941
*	Micron Technology, Inc.	302,874	3,689,005
	Microsoft Corp.	3,457,811	106,051,063
	Molex, Inc.	56,889	1,691,879
	Motorola, Inc.	959,191	17,447,684
	National Semiconductor Corp.	113,807	3,063,684
*	NCR Corp.	71,826	3,854,901
* #	Network Appliance, Inc.	148,892	4,792,833
*	Novell, Inc.	136,033	1,063,778
* #	Novellus Systems, Inc.	50,459	1,548,587
*	Nvidia Corp.	142,668	4,946,300
*	Oracle Corp.	1,601,169	31,030,655
	Paychex, Inc.	136,103	5,498,561
* #	PMC-Sierra, Inc.	85,225	657,085
*	QLogic Corp.	63,822	1,088,803
#	Qualcomm, Inc.	664,705	28,549,080
* #	Sandisk Corp.	91,232	3,973,154
*	Sanmina-SCI Corp.	212,694	759,318
*	Solectron Corp.	362,761	1,233,387
*	Sun Microsystems, Inc.	1,444,862	7,368,796
* #	Symantec Corp.	371,001	7,416,310
	Tektronix, Inc.	32,789	992,523
*	Tellabs, Inc.	175,481	1,921,517
* #	Teradyne, Inc.	76,145	1,295,988
	Texas Instruments, Inc.	579,199	20,480,477
*	Unisys Corp.	138,538	1,152,636
*	VeriSign, Inc.	98,365	2,934,228
	Western Union Co.	309,762	6,954,157
*	Xerox Corp.	380,791	7,185,526
#	Xilinx, Inc.	133,165	3,792,539
*	Yahoo!, Inc.	489,900	14,060,130
Total Information Technology			827,709,814

Materials — (2.7%)
	Air Products & Chemicals, Inc.	86,853	6,773,665
	Alcoa, Inc.	348,915	14,403,211
#	Allegheny Technologies, Inc.	40,921	4,730,058
	Ashland, Inc.	22,369	1,349,298
#	Ball Corp.	41,365	2,289,966
	Bemis Co., Inc.	41,968	1,411,384
#	Dow Chemical Co.	384,881	17,465,900
#	DuPont (E.I.) de Nemours & Co., Inc.	370,820	19,401,302
	Eastman Chemical Co.	33,560	2,220,330
	Ecolab, Inc.	71,405	3,081,126
#	Freeport-McMoRan Copper & Gold, Inc. Class B	150,406	11,836,952
*	Hercules, Inc.	46,714	879,625
	International Flavors & Fragrances, Inc.	31,339	1,608,631
	International Paper Co.	181,607	7,113,546
	MeadWestavco Corp.	73,215	2,562,525
	Monsanto Co.	218,090	13,434,344
	Newmont Mining Corp.	180,951	7,361,087
	Nucor Corp.	120,833	8,161,061

*	Pactiv Corp.	53,320	1,811,280
	PPG Industries, Inc.	65,798	5,013,150
	Praxair, Inc.	128,553	8,753,174
#	Rohm & Haas Co.	57,111	3,027,454
#	Sealed Air Corp.	64,741	2,091,134
	Sigma-Aldrich Corp.	52,993	2,293,537
	Temple-Inland, Inc.	42,193	2,658,159
	United States Steel Corp.	47,545	5,380,192
	Vulcan Materials Co.	38,124	4,563,062
	Weyerhaeuser Co.	84,752	6,946,274
Total Materials			168,621,427

Real Estate Investment Trusts — (1.0%)
	Apartment Investment & Management Co. Class A	39,153	2,148,325
#	Archstone-Smith Trust	88,430	5,456,131
#	AvalonBay Communities, Inc.	31,837	4,151,226
#	Boston Properties, Inc.	47,727	5,521,059
	Developers Diversified Realty Corp.	50,871	3,136,197
#	Equity Residential	117,978	5,977,945
	Host Marriott Corp.	208,975	5,333,042
	Kimco Realty Corp.	90,704	4,198,688
#	Plum Creek Timber Co., Inc.	71,146	2,973,903
#	ProLogis	102,819	6,648,277
	Public Storage, Inc.	49,226	4,405,727
#	Simon Property Group, Inc.	88,915	9,601,042
#	Vornado Realty Trust	52,315	6,330,638
Total Real Estate Investment Trusts			65,882,200

Telecommunication Services — (3.3%)
	Alltel Corp.	144,551	9,904,635
	AT&T, Inc.	2,505,567	103,580,140
	CenturyTel, Inc.	44,689	2,208,530
	Citizens Communications Co.	135,926	2,154,427
	Embarq Corp.	60,403	3,881,497
* #	Qwest Communications International, Inc.	629,401	6,476,536
	Sprint Nextel Corp.	1,164,683	26,613,007
	Verizon Communications, Inc.	1,167,644	50,827,543
	Windstream Corp.	191,298	2,873,296
Total Telecommunication Services			208,519,611

Utilities — (3.2%)
*	AES Corp.	266,515	6,324,401
*	Allegheny Energy, Inc.	65,986	3,522,993
	Ameren Corp.	82,901	4,399,556
	American Electric Power Co., Inc.	159,171	7,581,315
#	CenterPoint Energy, Inc.	128,436	2,431,293
#	CMS Energy Corp.	89,584	1,634,908
#	Consolidated Edison, Inc.	103,384	5,047,207
	Constellation Energy Group	72,500	6,653,325
	Dominion Resources, Inc.	140,029	12,405,169
	DTE Energy Co.	71,073	3,758,340

	Duke Energy Corp.	504,439	9,856,738
*	Dynegy, Inc.	161,425	1,562,594
#	Edison International	130,736	7,617,987
	Entergy Corp.	79,574	8,983,905
#	Exelon Corp.	268,911	20,975,058
	FirstEnergy Corp.	128,086	8,867,394
	FPL Group, Inc.	162,749	10,404,544
	Integrys Energy Group, Inc.	30,158	1,685,832
	KeySpan Corp.	70,457	2,935,943
#	Nicor, Inc.	18,020	846,039
	NiSource, Inc.	109,887	2,440,590
#	PG&E Corp.	140,770	6,934,330
	Pinnacle West Capital Corp.	40,130	1,863,236
	PPL Corp.	154,524	7,101,923
	Progress Energy, Inc.	103,169	5,167,735
	Public Service Enterprise Group, Inc.	101,428	9,021,006
#	Questar Corp.	34,486	3,724,833
	Sempra Energy	105,499	6,469,199
	Southern Co.	300,385	10,816,864
	TECO Energy, Inc.	84,100	1,476,796
	TXU Corp.	184,277	12,429,484
	Xcel Energy, Inc.	163,617	3,755,010
Total Utilities			198,695,547
TOTAL COMMON STOCKS			5,482,165,286

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $50,305,000 FNMA 6.25%, 05/15/29, valued at $55,637,330) to be repurchased at $54,833,904	$54,826	54,826,000

SECURITIES LENDING COLLATERAL — (11.9%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $1,044,864,178 FNMA, rates ranging from 4.500% to 5.500%, maturities ranging from 05/01/19 to 11/01/36, valued at $727,843,299) to be repurchased at $706,748,209	706,644	706,643,979
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $45,730,000 FHLB 5.000%, 02/04/09 & 5.000%, 03/12/10, valued at $46,321,389) to be repurchased at $44,246,174	44,240	44,239,649
TOTAL SECURITIES LENDING COLLATERAL		750,883,628

TOTAL INVESTMENTS — (100.0%) (Cost $4,217,921,941)		$6,287,874,914

See accompanying Notes to Financial Statements.

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

		Shares	Value†

COMMON STOCKS — (88.5%)
Consumer Discretionary — (20.9%)
	American Greetings Corp. Class A	211,200	$5,535,552
* #	AutoNation, Inc.	2,057,600	45,514,112
	Belo Corp. Class A	469,164	10,429,516
* #	Big Lots, Inc.	253,500	7,985,250
#	Blockbuster, Inc. Class A	83,900	370,838
	Borders Group, Inc.	34,000	757,860
	BorgWarner, Inc.	201,600	16,966,656
#	Brunswick Corp.	262,700	9,044,761
#	CBS Corp. Class B	5,768,306	191,853,858
	Centex Corp.	872,400	42,189,264
	Circuit City Stores, Inc.	171,000	2,747,970
	Clear Channel Communications, Inc.	1,942,666	74,598,374
* #	Comcast Corp. Class A	12,605,542	345,517,906
*	Comcast Corp. Special Class A Non-Voting	1,390,650	37,797,867
#	Dillards, Inc. Class A	632,300	22,952,490
* #	Discovery Holding Co. Class A	1,031,790	24,123,250
#	Disney (Walt) Co.	421,620	14,942,213
* #	Expedia, Inc.	1,173,351	28,195,625
	Federated Department Stores, Inc.	1,578,230	63,018,724
	Foot Locker, Inc.	463,963	10,179,348
#	Ford Motor Co.	11,482,590	95,764,801
#	Gannett Co., Inc.	594,285	34,955,844
#	General Motors Corp.	4,476,500	134,250,235
*	Goodyear Tire & Rubber Co.	203,900	7,232,333
	Harrah’s Entertainment, Inc.	187,053	15,983,679
	Hearst-Argyle Television, Inc.	370,000	9,620,000
#	Horton (D.R.), Inc.	2,210,529	51,660,063
* #	Hovnanian Enterprises, Inc. Class A	165,900	4,190,634
*	IAC/InterActiveCorp	2,126,951	73,592,505
	Idearc, Inc.	242,765	8,557,466
#	Jones Apparel Group, Inc.	553,400	16,480,252
#	KB Home	543,000	24,918,270
#	Leggett & Platt, Inc.	173,200	4,238,204
#	Lennar Corp. Class A	679,600	31,023,740
* #	Liberty Global, Inc. Class A	313,805	12,050,112
*	Liberty Global, Inc. Series C	343,805	12,291,029
*	Liberty Media Holding Corp. Capital Class A	996,868	112,546,397
*	Liberty Media Holding Corp. Interactive Class A	4,295,262	104,074,198
*	Live Nation, Inc.	242,833	5,439,459
#	MDC Holdings, Inc.	321,809	17,487,101

* #	MGM Mirage	422,800	33,625,284
* #	Mohawk Industries, Inc.	410,217	41,866,747
	News Corp. Class A	35,876	792,501
#	OfficeMax, Inc.	388,600	17,448,140
	Pulte Homes, Inc.	1,605,300	43,808,637
* #	R.H. Donnelley Corp.	221,170	17,237,990
*	Radio One, Inc. Class D	45,200	339,452
#	Ryland Group, Inc.	228,900	10,575,180
#	Saks, Inc.	995,050	19,940,802
	Service Corp. International	404,100	5,649,318
#	Time Warner, Inc.	18,954,280	405,052,964
* #	Toll Brothers, Inc.	932,700	27,356,091
#	Tribune Co.	1,892,955	60,953,151
*	TRW Automotive Holdings Corp.	248,800	10,096,304
*	Viacom, Inc. Class B	2,669,559	119,916,590
*	Wyndham Worldwide Corp.	809,160	30,100,752
Total Consumer Discretionary			2,575,837,659

Consumer Staples — (4.3%)
#	Archer-Daniels-Midland Co.	2,298,560	80,541,542
	Coca-Cola Enterprises, Inc.	3,631,272	84,790,201
#	Corn Products International, Inc.	490,400	20,121,112
	Del Monte Foods Co.	1,101,941	13,278,389
	J. M. Smucker Co.	403,402	23,276,295
#	Kraft Foods, Inc.	3,684,390	124,679,758
#	Molson Coors Brewing Co.	223,245	20,442,545
	PepsiAmericas, Inc.	345,200	8,498,824
	Pilgrim’s Pride Corp.	129,518	4,575,871
#	Reynolds American, Inc.	6,411	416,971
* #	Rite Aid Corp.	969,800	6,129,136
* #	Smithfield Foods, Inc.	810,900	26,062,326
	Supervalu, Inc.	1,558,542	74,248,941
	Tyson Foods, Inc. Class A	2,054,359	45,791,662
	Weis Markets, Inc.	11,500	493,120
Total Consumer Staples			533,346,693

Energy — (8.9%)
	Anadarko Petroleum Corp.	3,531,056	175,316,930
	Apache Corp.	2,352,090	189,931,268
#	Chesapeake Energy Corp.	3,245,338	113,132,483
#	Cimarex Energy Co.	203,547	8,555,080
#	ConocoPhillips	1,359,887	105,296,050
	Devon Energy Corp.	2,025,342	155,505,759
* #	Forest Oil Corp.	482,300	19,576,557
	Hess Corp.	1,777,596	105,269,235
#	Marathon Oil Corp.	328,150	40,628,252
*	Mariner Energy, Inc.	261,080	6,521,778
* #	Newfield Exploration Co.	683,965	32,857,679
	Noble Energy, Inc.	237,100	15,006,059
	Overseas Shipholding Group, Inc.	290,600	23,117,230
#	Pioneer Natural Resources Co.	797,598	41,172,009
#	Pogo Producing Co.	458,300	24,780,281

*	SEACOR Holdings, Inc.	173,600	16,056,264
#	Tidewater, Inc.	437,300	28,861,800
Total Energy			1,101,584,714

Financials — (27.7%)
* #	Allegheny Corp.	36,502	13,651,748
	Allstate Corp.	2,009,500	123,584,250
	AMBAC Financial Group, Inc.	795,635	71,296,852
#	American Capital Strategies, Ltd.	70,529	3,415,719
#	American Financial Group, Inc.	895,800	31,935,270
	American National Insurance Co.	72,652	10,457,529
*	AmeriCredit Corp.	404,700	10,744,785
#	Bear Stearns Companies, Inc.	423,770	63,548,549
#	Capital One Financial Corp.	1,370,484	109,337,214
	Chubb Corp.	1,288,500	70,699,995
	Cincinnati Financial Corp.	1,347,289	61,193,866
	CIT Group, Inc.	1,345,312	80,624,548
#	CNA Financial Corp.	1,956,582	99,433,497
	Commerce Group, Inc.	315,600	10,758,804
* #	Conseco, Inc.	408,000	8,041,680
#	Countrywide Financial Corp.	4,574,013	178,112,066
#	Fidelity National Financial, Inc.	917,259	25,719,942
	First American Corp.	733,000	39,252,150
	First Citizens BancShares, Inc.	10,300	1,995,522
	Fulton Financial Corp.	163,699	2,496,410
	Hanover Insurance Group, Inc.	394,266	19,236,238
	Hartford Financial Services Group, Inc.	1,173,900	121,111,263
#	Hudson City Bancorp, Inc.	1,775,073	23,413,213
#	Janus Capital Group, Inc.	1,580,900	43,759,312
	JPMorgan Chase & Co.	4,595,680	238,194,094
#	KeyCorp	941,600	33,530,376
#	Leucadia National Corp.	65,852	2,360,136
#	Lincoln National Corp.	911,926	66,114,635
	Loews Corp.	3,929,202	200,507,178
#	MBIA, Inc.	1,128,550	75,105,003
#	Mercury General Corp.	66,000	3,701,940
#	MetLife, Inc.	5,666,498	385,321,864
#	MGIC Investment Corp.	665,947	43,286,555
	National City Corp.	1,477,094	51,092,681
	Nationwide Financial Services, Inc.	398,602	24,677,450
#	New York Community Bancorp, Inc.	2,294,600	40,109,608
	Odyssey Re Holdings Corp.	356,155	15,271,926
	Ohio Casualty Corp.	370,700	15,962,342
	Old Republic International Corp.	1,807,554	39,151,620
	PMI Group, Inc.	682,600	33,747,744
#	Principal Financial Group, Inc.	1,210,200	73,580,160
	Protective Life Corp.	554,900	27,761,647
#	Prudential Financial, Inc.	1,887,800	192,593,356
	Radian Group, Inc.	604,042	37,390,200
#	Reinsurance Group of America, Inc.	485,800	30,352,784
	SAFECO Corp.	538,400	33,784,600
#	South Financial Group, Inc.	551,433	13,124,105

#	Sovereign Bancorp, Inc.	2,041,536	47,445,297
	StanCorp Financial Group, Inc.	226,000	11,494,360
#	SunTrust Banks, Inc.	198,400	17,715,136
	The Travelers Companies, Inc.	5,237,509	283,715,863
	Torchmark Corp.	127,200	8,917,992
	Transatlantic Holdings, Inc.	71,293	5,108,856
	Unitrin, Inc.	503,679	24,670,197
#	Unum Group	2,480,889	65,842,794
	Washington Mutual, Inc.	738,781	32,299,505
	Webster Financial Corp.	165,100	7,427,849
	Wesco Financial Corp.	19,200	8,275,200
Total Financials			3,413,455,475

Health Care — (1.4%)
#	Health Management Associates, Inc.	567,997	6,247,967
* #	Invitrogen Corp.	364,024	26,369,899
*	Medco Health Solutions, Inc.	359,556	27,959,075
* #	Millennium Pharmaceuticals, Inc.	2,100,300	22,830,261
	Omnicare, Inc.	144,300	5,399,706
	PerkinElmer, Inc.	66,800	1,770,868
* #	Tenet Healthcare Corp.	1,547,300	10,753,735
*	Triad Hospitals, Inc.	681,000	36,440,310
	UnitedHealth Group, Inc.	267,740	14,664,120
*	Watson Pharmaceuticals, Inc.	686,400	21,182,304
Total Health Care			173,618,245

Industrials — (11.3%)
* #	AGCO Corp.	686,324	29,704,103
#	Alexander & Baldwin, Inc.	141,705	7,579,800
* #	Allied Waste Industries, Inc.	2,767,676	37,252,919
*	Avis Budget Group, Inc.	439,080	13,282,170
	Burlington Northern Santa Fe Corp.	2,247,573	209,316,473
#	CSX Corp.	3,415,204	155,186,870
#	Curtiss-Wright Corp.	54,260	2,445,498
	GATX Corp.	396,400	20,394,780
	IKON Office Solutions, Inc.	438,800	6,393,316
* #	Kansas City Southern	565,600	23,217,880
	Laidlaw International, Inc.	609,595	20,909,109
	Norfolk Southern Corp.	3,254,502	188,370,576
	Northrop Grumman Corp.	2,672,884	202,096,759
	Pentair, Inc.	113,300	4,190,967
#	Raytheon Co.	1,311,300	72,908,280
	Ryder System, Inc.	473,200	25,514,944
#	Southwest Airlines Co.	5,237,820	74,953,204
* #	UAL Corp.	383,317	15,049,025
	Union Pacific Corp.	2,098,000	253,186,640
*	United Rentals, Inc.	269,392	9,038,102
*	URS Corp.	140,457	7,062,178
* #	YRC Worldwide, Inc.	451,644	18,156,089
Total Industrials			1,396,209,682

Information Technology — (4.3%)
*	3Com Corp.	1,041,900	4,876,092
* #	Advanced Micro Devices, Inc.	162,200	2,314,594
#	Alcatel-Lucent SA Sponsored ADR	218,345	2,995,693
* #	Andrew Corp.	1,010,012	13,362,459
* #	Applied Micro Circuits Corp.	213,200	599,092
*	Arrow Electronics, Inc.	462,600	18,989,730
*	Avnet, Inc.	1,089,700	46,682,748
	AVX Corp.	514,600	9,257,654
*	Computer Sciences Corp.	1,404,843	77,828,302
*	Compuware Corp.	956,430	10,865,045
*	Convergys Corp.	195,700	5,037,318
	Electronic Data Systems Corp.	2,006,400	57,804,384
* #	Fairchild Semiconductor Corp. Class A	43,100	793,902
	Fidelity National Information Services, Inc.	408,162	22,008,095
*	Ingram Micro, Inc.	1,358,168	28,141,241
*	Integrated Device Technology, Inc.	1,467,100	22,021,171
* #	International Rectifier Corp.	189,300	6,858,339
	Intersil Corp.	1,063,398	32,008,280
* #	JDS Uniphase Corp.	136,962	1,794,202
*	Micron Technology, Inc.	3,962,557	48,263,944
*	Sanmina-SCI Corp.	3,903,000	13,933,710
*	Solectron Corp.	6,780,263	23,052,894
*	Sun Microsystems, Inc.	2,143,700	10,932,870
*	Tech Data Corp.	390,411	14,390,549
*	Tellabs, Inc.	1,992,618	21,819,167
*	Unisys Corp.	729,900	6,072,768
* #	VeriSign, Inc.	166,300	4,960,729
*	Vishay Intertechnology, Inc.	1,302,016	23,201,925
*	Xerox Corp.	75,000	1,415,250
Total Information Technology			532,282,147

Materials — (3.5%)
	Ashland, Inc.	540,111	32,579,496
#	Bowater, Inc.	211,700	4,401,243
#	Chemtura Corp.	856,130	9,323,256
	Cytec Industries, Inc.	191,500	11,384,675
*	Domtar Corp.	4,641,236	50,589,472
#	International Paper Co.	1,577,345	61,784,604
#	Louisiana-Pacific Corp.	806,600	16,535,300
	Lubrizol Corp.	182,000	11,961,040
	Lyondell Chemical Co.	676,494	25,145,282
	MeadWestavco Corp.	1,413,131	49,459,585
*	Owens-Illinois, Inc.	64,471	2,192,014
* #	Smurfit-Stone Container Corp.	1,789,694	23,140,743
* #	Titanium Metals Corp.	71,926	2,488,640
	Tronox, Inc. Class B	92,517	1,287,837
#	Valhi, Inc.	150,600	2,314,722
	Westlake Chemical Corp.	21,400	600,270
	Weyerhaeuser Co.	1,460,829	119,729,545
#	Worthington Industries, Inc.	133,200	2,811,852
Total Materials			427,729,576

Telecommunication Services — (6.2%)
	Alltel Corp.	503,463	34,497,285
	AT&T, Inc.	8,333,818	344,520,036
#	CenturyTel, Inc.	253,522	12,529,057
* #	Level 3 Communications, Inc.	195,500	1,137,810
* #	Qwest Communications International, Inc.	2,000,600	20,586,174
#	Sprint Nextel Corp.	1,618,800	36,989,580
	Telephone & Data Systems, Inc.	419,597	25,973,054
	Telephone & Data Systems, Inc. Special Shares	179,500	10,411,000
*	United States Cellular Corp.	272,525	21,630,309
#	Verizon Communications, Inc.	6,008,000	261,528,240
Total Telecommunication Services			769,802,545
TOTAL COMMON STOCKS			10,923,866,736

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $74,260,000 FNMA 5.58%, 03/25/37, valued at $67,918,550) to be repurchased at $66,920,646	$66,911	66,911,000

SECURITIES LENDING COLLATERAL — (11.0%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $1,742,723,768 FNMA, rates ranging from 4.000% to 8.000%, maturities ranging from 09/01/12 to 05/01/37, valued at $1,317,645,469) to be repurchased at $1,279,456,137	1,279,267	1,279,267,445
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $79,785,000 FHLB 3.750%, 08/15/07 & 5.500%, 06/21/07, valued at $81,208,289) to be repurchased at $77,366,415	77,355	77,355,005
TOTAL SECURITIES LENDING COLLATERAL		1,356,622,450

TOTAL INVESTMENTS — (100.0%) (Cost $9,454,881,533)		$12,347,400,186

See accompanying Notes to Financial Statements.

THE U.S. SMALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

		Shares	Value†

COMMON STOCKS — (85.8%)
Consumer Discretionary — (18.9%)
*	4Kids Entertainment, Inc.	441,641	$7,468,149
* #	99 Cents Only Stores	2,153,000	30,228,120
*	A.C. Moore Arts & Crafts, Inc.	317,685	7,227,334
	Acme Communications, Inc.	473,621	2,604,915
*	Advanced Marketing Services, Inc.	214,900	2,149
	Aldila, Inc.	100	1,551
*	All American Semiconductor, Inc.	69,473	21,537
*	Alloy, Inc.	470,543	5,345,368
#	Ambassadors International, Inc.	155,250	5,028,547
	American Axle & Manufacturing Holdings, Inc.	1,927,600	55,553,432
*	American Biltrite, Inc.	56,600	520,720
	American Greetings Corp. Class A	1,875,200	49,148,992
* #	America’s Car-Mart, Inc.	72,218	986,498
*	AMS Health Sciences, Inc.	11,000	5,830
	Arctic Cat, Inc.	102,349	1,958,960
*	Arlington Hospitality, Inc.	24,100	193
#	ArvinMeritor, Inc.	3,209,562	67,015,655
	Asbury Automotive Group, Inc.	1,114,402	30,400,887
*	Ashworth, Inc.	436,489	3,579,210
*	Audiovox Corp. Class A	667,217	8,960,724
* #	Avatar Holdings, Inc.	158,084	13,046,673
* #	Bakers Footwear Group, Inc.	3,752	32,080
*	Ballantyne of Omaha, Inc.	85,655	535,344
* #	Bally Total Fitness Holding Corp.	1,327,900	1,062,320
#	Bandag, Inc.	301,219	15,286,864
	Bandag, Inc. Class A	110,900	5,628,175
	Bassett Furniture Industries, Inc.	387,775	5,564,571
	Beasley Broadcast Group, Inc.	105,338	904,853
#	Beazer Homes USA, Inc.	548,186	19,608,613
* #	Big Lots, Inc.	2,439,910	76,857,165
*	Birks & Mayors, Inc.	25,319	207,109
#	Blockbuster, Inc. Class A	2,916,974	12,893,025
*	Blockbuster, Inc. Class B	932,200	3,840,664
*	Bluegreen Corp.	1,017,898	12,153,702
	Bob Evans Farms, Inc.	1,422,008	55,031,710
*	Bombay Co., Inc.	1,202,540	937,981
	Bon-Ton Stores, Inc.	61,001	2,909,748
#	Borders Group, Inc.	1,293,457	28,831,157
	Bowl America, Inc. Class A	32,422	547,932
*	Boyds Collection, Ltd. - Old	5,017	—

*	Buca, Inc.	612,329	2,308,480
*	California Coastal Communities, Inc.	268,674	4,709,855
#	Callaway Golf Co.	627,866	11,408,325
#	Carmike Cinemas, Inc.	430,529	11,215,280
*	Carriage Services, Inc.	539,500	4,116,385
*	Catalina Lighting, Inc.	21,640	154,726
*	Cavalier Homes, Inc.	392,395	1,950,203
*	Cavco Industries, Inc.	88,805	3,431,425
*	Championship Auto Racing Teams, Inc.	4,800	—
*	Champps Entertainment, Inc.	412,729	1,976,972
*	Charming Shoppes, Inc.	3,592,390	44,761,179
* #	Charter Communications, Inc.	114,800	460,348
*	Chromcraft Revington, Inc.	14,610	110,305
	Churchill Downs, Inc.	58,299	2,998,318
#	Citadel Broadcasting Co.	2,905,187	24,113,052
#	Coachmen Industries, Inc.	537,400	5,519,098
	Coast Distribution System, Inc.	131,100	857,394
	Cobra Electronics Corp.	98,070	951,279
	Collectors Universe, Inc.	180,769	2,510,881
* #	Comstock Homebuilding Companies, Inc.	112,650	354,847
*	Concord Camera Corp.	196,754	846,042
*	Congoleum Corp. Class A	95,600	109,462
	Cooper Tire & Rubber Co.	2,333,056	56,156,658
* #	Cost Plus, Inc.	251,243	2,321,485
*	Cost-U-Less, Inc.	30,541	282,810
*	Cox Radio, Inc.	1,333,400	19,574,312
	CSS Industries, Inc.	279,850	10,715,456
*	Culp, Inc.	362,218	3,187,518
* #	Cumulus Media, Inc. Class A	1,679,642	15,755,042
	Cutter & Buck, Inc.	334,442	4,792,554
*	Cybex International, Inc.	6,613	44,968
	Decorator Industries, Inc.	24,832	171,341
*	dELiA*s, Inc.	20,143	159,331
	Delta Apparel, Inc.	231,345	3,861,148
*	Delta Woodside Industries, Inc.	93,100	372
*	Diedrich Coffee, Inc.	15,126	62,319
*	Directed Electronics, Inc.	96,800	858,616
*	Dixie Group, Inc.	360,899	4,529,282
* #	Dominion Homes, Inc.	222,966	1,099,222
*	Dorman Products, Inc.	355,162	5,068,162
	Dover Motorsports, Inc.	524,700	3,006,531
* #	drugstore.com, Inc.	208,094	526,478
*	Duckwall-ALCO Stores, Inc.	113,400	4,501,980
* #	Dura Automotive Systems, Inc.	616,174	277,278
*	ELXSI Corp.	27,500	66,687
*	EMAK Worldwide, Inc.	50	162
*	Emerson Radio Corp.	243,864	790,119
#	Emmis Communications Corp. Class A	875,861	9,100,196
*	Enesco Group, Inc.	456,300	9,126
#	Entercom Communications Corp.	1,431,327	38,073,298
*	Entravision Communications Corp.	2,274,698	23,179,173
* #	Escala Group, Inc.	324,291	982,602

*	Factory Card & Party Outlet Corp.	10,706	131,898
*	Fairchild Corp. Class A	686,629	1,215,333
	Fedders Corp.	46,766	11,691
	Federal Screw Works	3,125	39,844
*	Federal-Mogul Corp.	823,500	955,260
	Finish Line, Inc. Class A	1,468,976	18,802,893
*	Finlay Enterprises, Inc.	225,341	1,183,040
*	Flanigan’s Enterprises, Inc.	56	630
	Flexsteel Industries, Inc.	115,479	1,634,028
	Footstar, Inc.	501,800	2,293,226
*	Franklin Covey Co.	419,271	3,140,340
*	Franklin Electronic Publishers, Inc.	120,584	296,637
	Fred’s, Inc.	1,264,753	18,187,148
	Frisch’s Restaurants, Inc.	7,428	234,725
#	Furniture Brands International, Inc.	1,913,836	27,750,622
*	GameTech International, Inc.	13,521	131,830
* #	Gander Mountain Co.	381,866	4,952,802
* #	Gaylord Entertainment Co.	17,103	963,412
*	Gottschalks, Inc.	295,679	3,722,599
	Gray Television, Inc.	1,489,550	15,297,678
	Gray Television, Inc. Class A	40,050	423,328
*	Great Wolf Resorts, Inc.	167,653	2,375,643
	Group 1 Automotive, Inc.	787,100	33,215,620
*	Hampshire Group, Ltd.	41,380	690,011
#	Hancock Fabrics, Inc.	590,000	1,475,000
#	Handleman Co.	741,677	5,221,406
*	Harolds Stores, Inc.	2,000	560
*	Harris Interactive, Inc.	1,764,056	9,861,073
*	Hartmarx Corp.	998,300	6,538,865
*	Hastings Entertainment, Inc.	363,770	2,615,506
	Haverty Furniture Co., Inc.	638,400	7,782,096
*	Hayes Lemmerz International, Inc.	2,044,571	11,715,392
*	Hollywood Media Corp.	278,700	1,231,854
* #	Hovnanian Enterprises, Inc. Class A	79,500	2,008,170
	ILX Resorts, Inc.	88,334	764,089
*	Image Entertainment, Inc.	48,350	207,421
*	Interstate Hotels & Resorts, Inc.	709,625	4,364,194
*	ION Media Networks, Inc.	455,700	656,208
	J. Alexander’s Corp.	131,737	1,785,036
*	Jaclyn, Inc.	30,600	266,220
*	Jakks Pacific, Inc.	895,220	23,517,429
*	Jo-Ann Stores, Inc.	781,300	26,423,566
*	Johnson Outdoors, Inc.	177,150	3,367,621
	Journal Communications, Inc. Class A	40,300	554,125
	Journal Register Co.	1,003,100	5,627,391
*	K2, Inc.	1,649,110	25,165,419
#	Kellwood Co.	974,517	28,075,835
	Kimball International, Inc. Class B	762,052	10,402,010
* #	Kirkland’s, Inc.	223,322	1,065,246
	LaCrosse Footwear, Inc.	40,363	690,207
*	Lakeland Industries, Inc.	111,155	1,531,716
* #	Lakes Entertainment, Inc.	249,859	2,848,393

#	Landry’s Restaurants, Inc.	914,335	26,753,442
*	Lazare Kaplan International, Inc.	155,461	1,352,511
#	La-Z-Boy, Inc.	1,900,488	22,349,739
* #	Lear Corp.	1,216,773	43,402,293
#	Lee Enterprises, Inc.	819,699	20,590,839
*	Lenox Group, Inc.	428,700	3,159,519
	Levitt Corp. Class A	340,400	3,182,740
	Libbey, Inc.	471,997	10,582,173
#	Lifetime Brands, Inc.	44,506	937,296
*	Lin TV Corp.	980,850	19,156,000
	Lithia Motors, Inc. Class A	523,675	14,076,384
*	Lodgenet Entertainment Corp.	26,000	922,480
*	Lodgian, Inc.	736,747	11,191,187
*	Luby’s, Inc.	297,568	2,868,556
#	M/I Homes, Inc.	472,351	13,594,262
*	Mace Security International, Inc.	188,674	473,572
*	Magna Entertainment Corp.	155,700	535,608
* #	MarineMax, Inc.	661,919	13,754,677
	McRae Industries, Inc. Class A	30,653	401,095
*	Meade Instruments Corp.	663,220	1,366,233
#	Media General, Inc. Class A	1,024,766	37,352,721
*	Merisel, Inc.	3,600	20,700
	Modine Manufacturing Co.	1,357,416	31,912,850
	Monaco Coach Corp.	1,011,500	15,587,215
	Movado Group, Inc.	233,065	7,768,056
#	Movie Gallery, Inc.	63,013	148,711
* #	Multimedia Games, Inc.	686,465	8,718,105
	National Presto Industries, Inc.	147,551	8,944,542
*	National RV Holdings, Inc.	283,350	450,526
*	Nature Vision, Inc.	2,100	6,090
#	Nautilus Group, Inc.	149,400	1,924,272
* #	Nitches, Inc.	12,141	46,014
*	Nobel Learning Communities, Inc.	80,261	1,279,360
*	Odd Job Stores, Inc.	175,300	19,283
#	Orleans Homebuilders, Inc.	200,400	1,661,316
*	O’Charleys, Inc.	788,967	17,822,765
	Oxford Industries, Inc.	25,700	1,170,121
*	P & F Industries, Inc. Class A	4,535	48,252
* #	Palm Harbor Homes, Inc.	336,089	5,370,702
*	Payless ShoeSource, Inc.	876,300	31,301,436
* #	PC Mall, Inc.	12,034	147,778
*	Perry Ellis International, Inc.	501,816	15,726,913
*	Phoenix Footwear Group, Inc.	217,637	598,502
	Pier 1 Imports, Inc.	1,448,933	10,910,465
*	Point.360	16,185	92,416
*	Pomeroy IT Solutions, Inc.	410,104	3,973,908
*	Proliance International, Inc.	374,550	1,074,958
*	ProQuest Co.	106,700	906,950
*	QEP Co., Inc.	31,332	200,525
*	Quaker Fabric Corp.	552,928	624,809
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	686,483	1,228,805

*	Quiksilver, Inc.	29,600	417,656
*	Radio One, Inc. Class D	1,615,015	12,128,763
*	RC2 Corp.	528,171	23,736,005
*	RCN Corp.	1,038,158	29,224,148
* #	Reading International, Inc. Class A	210,199	1,910,709
*	Reading International, Inc. Class B	14,460	133,393
*	Red Lion Hotels Corp.	490,800	6,311,688
*	Regent Communications, Inc.	1,362,067	4,726,372
*	Rex Stores Corp.	345,550	5,480,423
* #	Riviera Holdings Corp.	16,500	592,020
* #	Rockford Corp.	252,100	632,771
*	Rocky Brands, Inc.	181,529	2,880,865
	Russ Berrie & Co., Inc.	333,838	5,665,231
*	S&K Famous Brands, Inc.	77,400	1,064,250
*	Saga Communications, Inc. Class A	267,990	2,486,947
	Salem Communications Corp.	104,295	1,261,969
* #	Salton, Inc.	457,600	819,104
*	Schieb (Earl), Inc.	74,400	290,160
* #	Scholastic Corp.	1,838,391	58,405,682
* #	Sharper Image Corp.	477,198	5,444,829
	Shiloh Industries, Inc.	400,979	3,873,457
*	Shoe Carnival, Inc.	373,090	10,924,075
*	Silverleaf Resorts, Inc.	122,600	600,740
#	Sinclair Broadcast Group, Inc. Class A	1,415,626	21,687,390
* #	Six Flags, Inc.	3,312,300	20,503,137
	Skyline Corp.	177,500	5,882,350
*	Smith & Wollensky Restaurant Group, Inc.	175,949	1,924,882
#	Sonic Automotive, Inc.	1,228,493	38,242,987
* #	Source Interlink Companies, Inc.	1,575,906	8,557,170
*	Spanish Broadcasting System, Inc.	645,040	3,051,039
*	SPAR Group, Inc.	4,600	4,186
*	Sport Chalet, Inc. Class A	120,313	1,227,193
*	Sport Chalet, Inc. Class B	11,475	119,799
*	Sport-Haley, Inc.	62,300	266,021
	Stage Stores, Inc.	1,263,257	26,402,071
	Standard Motor Products, Inc.	673,350	10,470,592
#	Standard Pacific Corp.	1,020,500	21,757,060
	Star Buffet, Inc.	7,100	57,510
	Steinway Musical Instruments, Inc.	257,800	9,930,456
	Stewart Enterprises, Inc.	3,443,865	26,655,515
*	Stoneridge, Inc.	665,500	8,345,370
*	Strattec Security Corp.	16,954	807,180
	Stride Rite Corp.	1,127,600	22,721,140
#	Superior Industries International, Inc.	964,500	21,778,410
	Superior Uniform Group, Inc.	138,700	1,782,295
*	Syms Corp.	340,300	7,105,464
* #	Syntax-Brillian Corp.	177,642	1,076,511
*	Tag-It Pacific, Inc.	53,200	35,112
	Tandy Brand Accessories, Inc.	195,032	2,316,980
* #	Tarragon Corp.	57,534	595,477
*	Tarrant Apparel Group	282,800	387,436
*	The Hallwood Group, Inc.	159	13,068

	The Marcus Corp.	655,020	15,307,817
	The Pep Boys - Manny, Moe & Jack	1,959,000	41,726,700
*	The Rowe Companies	9,300	9
*	The Sports Club Co., Inc.	114,000	177,840
*	The Steak n Shake Co.	439,468	6,679,914
#	TOUSA, Inc.	24,800	101,432
	Traffix, Inc.	320,690	1,856,795
*	Trans World Entertainment Corp.	1,051,874	5,290,926
*	Triple Crown Media, Inc.	153,303	1,447,180
* #	Trump Entertainment Resorts, Inc.	462,726	7,445,261
* #	Tweeter Home Entertainment Group, Inc.	724,272	296,952
*	Unapix Entertainment, Inc.	1,700	9
*	Unifi, Inc.	1,757,264	5,289,365
	Unifirst Corp.	419,800	17,530,848
#	United Auto Group, Inc.	2,617,400	58,184,802
*	Virco Manufacturing Corp.	31,086	191,490
#	Visteon Corp.	2,915,865	23,589,348
*	Warnaco Group, Inc.	1,949,942	67,058,505
* #	WCI Communities, Inc.	1,614,100	33,799,254
*	Wells-Gardner Electronics Corp.	91,678	287,869
* #	West Marine, Inc.	694,378	10,339,288
*	Western Metals Corp.	91,300	37,342
*	Wilsons The Leather Experts, Inc.	686,351	926,574
* #	Zale Corp.	1,263,684	33,942,552
Total Consumer Discretionary			2,381,281,627

Consumer Staples — (3.1%)
*	Alliance One International, Inc.	2,643,399	25,403,064
#	American Italian Pasta Co.	598,100	6,339,860
*	Bridgford Foods Corp.	886	6,486
	Cal-Maine Foods, Inc.	368,487	4,919,301
* #	Carrington Laboratories, Inc.	113,500	187,275
* #	Central Garden & Pet Co.	690,928	9,914,817
*	Central Garden & Pet Co. Class A	1,381,856	18,406,322
#	Chiquita Brands International, Inc.	1,593,840	29,231,026
	Farmer Brothers Co.	67,217	1,495,578
	Golden Enterprises, Inc.	17,000	53,040
#	Great Atlantic & Pacific Tea Co., Inc.	260,603	8,993,410
*	Griffin Land & Nurseries, Inc. Class A	30,645	1,148,268
* #	Hain Celestial Group, Inc.	1,363,050	38,983,230
*	Hines Horticulture, Inc.	6,400	6,976
#	Imperial Sugar Co. (New)	143,252	4,071,222
	Ingles Market, Inc. Class A	139,694	4,985,679
*	Katy Industries, Inc.	131,100	190,095
*	Monterey Pasta Co.	480,202	2,064,869
#	Nash Finch Co.	443,533	20,868,228
*	Natrol, Inc.	183,389	590,513
*	Natural Alternatives International, Inc.	108,498	837,605
* #	Natural Health Trends Corp.	8,351	29,479
	Oil-Dri Corp. of America	58,250	1,004,230
*	Omega Protein Corp.	691,118	6,054,194
* #	Parlux Fragrances, Inc.	276,521	1,233,284

*	Performance Food Group Co.	1,493,321	53,012,895
*	Prestige Brands Holdings, Inc.	41,111	540,610
	PriceSmart, Inc.	556,979	11,418,069
*	Pyramid Breweries, Inc.	213,417	766,167
* #	Redhook Ale Brewery, Inc.	176,119	1,255,728
*	San Filippo (John B.) & Son, Inc.	254,921	2,819,426
#	Sanderson Farms, Inc.	224,540	9,652,975
* #	Scheid Vineyards, Inc.	6,720	230,496
*	Schiff Nutrition International, Inc.	91,172	634,557
	Scope Industries	8,100	710,775
#	Seaboard Corp.	15,993	35,472,474
*	Seneca Foods Corp. Class B	10,400	302,744
*	Smart & Final Food, Inc.	401,121	8,828,673
*	Smithfield Foods, Inc.	62,240	2,000,394
* #	Spectrum Brands, Inc.	133,800	1,123,920
*	Standard Management Corp.	131,400	15,768
	Stephan Co.	50,700	195,195
	Tasty Baking Co.	237,500	2,023,500
	The Topps Co., Inc.	831,079	8,493,627
#	Universal Corp.	849,711	54,016,128
	Weis Markets, Inc.	94,400	4,047,872
*	Zapata Corp.	336,228	2,299,800
Total Consumer Staples			386,879,844

Energy — (5.9%)
*	Bois d’Arc Energy, Inc.	173,500	2,980,730
*	BPZ Energy, Inc.	4,188	27,390
*	Brigham Exploration Co.	307,189	1,932,219
* #	Bristow Group, Inc.	808,100	39,807,006
*	Bronco Drilling Co., Inc.	8,941	149,672
*	Callon Petroleum Co.	680,000	9,690,000
*	Comstock Resources, Inc.	1,850,267	56,174,106
* #	Edge Petroleum Corp.	72,441	1,047,497
* #	Encore Acquisition Co.	701,771	19,333,791
* #	Giant Industries, Inc.	297,200	22,890,344
	Gulf Island Fabrication, Inc.	16,680	552,608
*	Gulfmark Offshore, Inc.	427,373	21,466,946
* #	Hanover Compressor Co.	3,444,124	86,103,100
* #	Harvest Natural Resources, Inc.	1,101,497	10,431,177
*	Horizon Offshore, Inc.	106,817	1,807,344
* #	Hornbeck Offshore Services, Inc.	39,700	1,584,427
*	Houston Exploration Co.	325,042	19,515,522
*	Infinity, Inc.	9,208	29,466
*	Mariner Energy, Inc.	1,015,327	25,362,868
*	Meridian Resource Corp.	2,817,899	8,256,444
* #	Natural Gas Services Group	135,023	2,280,538
*	Newpark Resources, Inc.	1,316,413	10,386,499
*	Parker Drilling Co.	1,410,843	16,492,755
*	Petrohawk Energy Corp.	1,424,092	23,212,700
* #	Petroleum Development Corp.	475,666	24,244,696
*	PHI, Inc. Non-Voting	153,516	4,375,206
*	Pioneer Drilling Co.	689,871	10,630,912

*	Quest Resource Corp.	1,997	17,514
*	Stone Energy Corp.	1,011,411	33,002,341
*	Swift Energy Corp.	1,150,105	49,489,018
*	T-3 Energy Services, Inc.	880	25,696
*	Torch Offshore, Inc.	4	—
* #	Trico Marine Services, Inc.	458,290	19,298,592
*	Universal Compression Holdings, Inc.	1,121,884	83,367,200
	USEC, Inc.	3,197,102	73,853,056
*	Whiting Petroleum Corp.	1,488,435	66,012,092
Total Energy			745,831,472

Financials — (17.1%)
	1st Independence Financial Group, Inc.	1,200	20,388
	1st Source Corp.	540,811	14,169,248
	21st Century Insurance Group	1,236,158	26,948,244
* #	Accredited Home Lenders Holding Co.	117,370	1,642,006
	Advanta Corp. Class A	264,851	12,252,007
	Advanta Corp. Class B Non-Voting	422,517	21,235,704
	Affirmative Insurance Holdings, Inc.	42,898	662,774
	Alabama National Bancorporation	222,300	13,960,440
	Alfa Corp.	273,588	4,642,788
	Alliance Financial Corp.	5,400	152,928
*	AmComp, Inc.	295,300	2,713,807
	Ameriana Bancorp	30,595	326,449
	American Bancorp of New Jersey, Inc.	77,196	832,945
* #	American Business Financial Services, Inc.	5,324	173
#	American Equity Investment Life Holding Co.	1,824,591	21,876,846
*	American Independence Corp.	6,483	70,211
*	American Physicians Capital, Inc.	445,062	18,194,135
	American Physicians Services Group, Inc.	35,800	617,192
	American West Bancorporation	86,065	1,707,530
*	AmeriServe Financial, Inc.	502,107	2,189,187
*	Argonaut Group, Inc.	1,127,290	37,347,118
	ASB Financial Corp.	10,400	214,760
*	Asset Acceptance Capital Corp.	490	9,408
*	Atlantic American Corp.	43,938	215,296
	Baldwin & Lyons, Inc. Class B	313,025	8,141,780
*	Bancinsurance Corp.	76,470	481,761
	Bancorp Rhode Island, Inc.	884	33,265
*	Bank of Florida Corp.	80,554	1,452,389
	BankAtlantic Bancorp, Inc. Class A	397,200	3,765,456
	BankFinancial Corp.	33,015	543,427
#	BankUnited Financial Corp. Class A	1,165,460	26,712,343
	Banner Corp.	246,157	8,866,575
	Bar Harbor Bankshares	1,700	53,890
	Berkshire Bancorp, Inc.	2,368	37,580
	Berkshire Hills Bancorp, Inc.	290,588	9,557,439
	Beverly Hills Bancorp, Inc.	536,392	3,985,393
* #	BFC Financial Corp.	38,429	161,402
*	BNCCORP, Inc.	27,000	486,000
*	BNS Holding, Inc. Class A	46,155	585,245
	Boston Private Financial Holdings, Inc.	906,249	25,655,909

	Bristol West Holdings, Inc.	31,000	684,170
	Brookline Bancorp, Inc.	2,145,522	25,617,533
*	Brunswick Bancorp	1,000	11,175
*	CabelTel International Corp.	1,070	4,237
#	Cadence Financial Corp.	16,210	318,364
	California First National Bancorp	97,142	1,499,872
	Camco Financial Corp.	37,991	471,848
	Capital Bank Corp.	11,966	206,892
	Capital Southwest Corp.	24,882	4,297,121
	Cardinal Financial Corp.	94,684	928,850
	Carrollton Bancorp	1,402	23,764
*	Centennial Bank Holdings, Inc.	138,962	1,217,307
	Central Bancorp, Inc.	2,601	73,504
	Central Pacific Financial Corp.	1,049,463	35,608,280
	Centrue Financial Corp.	3,908	74,643
	CFS Bancorp, Inc.	371,985	5,505,378
#	Chemical Financial Corp.	868,075	23,342,537
	Citizens Community Bancorp, Inc.	5,164	47,922
	Citizens First Bancorp, Inc.	294,549	6,668,589
	Citizens Republic Bancorp, Inc.	216,336	4,119,037
	Citizens South Banking Corp.	13,079	166,888
* #	Citizens, Inc.	524,521	4,065,038
*	CNA Surety Corp.	998,745	20,414,348
	Commercial National Financial Corp.	400	7,860
*	Community Bancorp	73,700	2,187,416
#	Community Bank System, Inc.	985,000	20,251,600
	Community Banks, Inc.	129,535	4,108,850
	Community Bankshares, Inc.	2,100	32,445
	Community Capital Corp.	3,465	69,473
	Community Central Bank Corp.	267	2,680
	Community West Bancshares	2,977	46,739
* #	CompuCredit Corp.	598,027	22,019,354
*	Consumer Portfolio Services, Inc.	64,219	387,883
	Cooperative Bankshares, Inc.	23,645	399,600
* #	Cowen Group, Inc.	164,882	2,939,846
*	Cowlitz Bancorporation	1,700	28,543
*	Crescent Financial Corp.	2,094	23,934
*	Dearborn Bancorp, Inc.	123,082	2,028,391
	Delphi Financial Group, Inc. Class A	1,402,594	60,227,386
#	Delta Financial Corp.	367,007	4,807,792
	Dime Community Bancshares	84,128	1,135,728
	Donegal Group, Inc. Class A	636,243	9,715,431
	Donegal Group, Inc. Class B	62,085	1,026,575
	EMC Insurance Group, Inc.	426,179	10,803,638
* #	Epoch Holding Corp.	107,000	1,507,630
	ESB Financial Corp.	11,200	124,432
	Exchange National Bancshares, Inc.	4,000	127,240
	FBL Financial Group, Inc. Class A	954,511	36,729,583
#	Federal Agriculture Mortgage Corporation Class C	307,900	9,049,181
	Fidelity Bancorp, Inc.	1,900	34,105
	Fidelity Southern Corp.	13,260	237,752
	Financial Institutions, Inc.	123,842	2,509,039

*	Firebrand Financial Group, Inc.	82,900	10,362
	First Bancorp of Indiana, Inc.	2,300	39,100
	First Bancshares, Inc.	4,382	73,398
*	First Bank of Delaware	70,403	202,057
#	First Commonwealth Financial Corp.	131,786	1,490,500
#	First Community Bancorp	635,683	35,903,376
	First Defiance Financial Corp.	171,549	4,715,882
	First Federal Bancshares of Arkansas, Inc.	115,252	2,783,336
	First Federal Bankshares, Inc.	5,651	106,804
	First Federal of Northern Michigan Bancorp, Inc.	7,400	67,044
	First Financial Corp.	320,070	9,195,611
	First Franklin Corp.	3,114	51,599
*	First Investors Financial Services Group, Inc.	119,100	864,070
*	First Keystone Financial, Inc.	39,400	763,966
	First M&F Corp.	20,222	383,207
*	First Mariner Bancorp, Inc.	31,844	425,117
	First Merchants Corp.	587,639	14,309,010
	First National Lincoln Corp.	5,562	88,603
	First Niagara Financial Group, Inc.	2,085,162	28,608,423
	First PacTrust Bancorp, Inc.	15,601	394,549
	First Place Financial Corp.	559,034	11,689,401
	First United Corp.	21,734	467,716
	First West Virginia Bancorp, Inc.	1,301	25,311
	Firstbank Corp.	47,822	906,723
*	FirstCity Financial Corp.	200,025	1,874,234
* #	FirstFed Financial Corp.	745,687	48,074,441
	Flagstar Bancorp, Inc.	2,138,500	27,501,110
	Flushing Financial Corp.	229,934	3,782,414
	FNB Corp. VA	21,103	675,507
	FNB Financial Services Corp.	32,935	475,581
	FNB United Corp.	32,271	522,467
*	FPIC Insurance Group, Inc.	349,473	16,208,558
* #	Franklin Bank Corp.	787,593	12,987,409
* #	Franklin Credit Management Corp.	54,600	264,810
	Gateway Financial Holdings, Inc.	128,789	1,863,577
#	GB&T Bancshares, Inc.	475,138	7,901,545
	German American Bancorp, Inc.	101,656	1,404,886
	Great American Financial Resources, Inc.	325,600	7,811,144
*	Great Lakes Bancorp, Inc.	220,505	3,109,120
*	Greenville First Bancshares, Inc.	1,100	23,320
	Guaranty Federal Bancshares, Inc.	14,450	434,800
	Habersham Bancorp	2,407	52,569
	Harleysville Group, Inc.	1,071,740	32,430,852
#	Harleysville Savings Financial Corp.	9,136	150,013
	Harrington West Financial Group, Inc.	5,406	93,145
	Hercules Technology Growth Capital, Inc.	503,754	7,284,283
	HF Financial Corp.	80,505	1,396,762
	HMN Financial, Inc.	87,668	2,992,986
	Home Federal Bancorp	7,452	213,947
	HopFed Bancorp, Inc.	1,300	20,787
	Horace Mann Educators Corp.	1,718,508	38,357,099
	IBERIABANK Corp.	21,378	1,093,057

	Independence Holding Co.	153,734	3,399,059
	Infinity Property & Casualty Corp.	733,412	38,746,156
	Integra Bank Corp.	16,106	366,734
	Investors Title Co.	28,352	1,392,083
	Irwin Financial Corp.	984,242	15,649,448
	ITLA Capital Corp.	151,188	8,306,269
	Jefferson Bancshares, Inc.	6,110	72,648
*	KMG America Corp.	321,200	1,763,388
	KNBT Bancorp, Inc.	913,091	13,851,590
* #	Knight Capital Group, Inc.	1,769,339	30,627,258
* #	LaBranche & Co., Inc.	1,331,740	11,000,172
#	Lakeland Bancorp, Inc.	103,583	1,452,234
#	LandAmerica Financial Group, Inc.	645,080	59,792,465
	Leesport Financial Corp.	8,643	185,498
	Legacy Bancorp, Inc.	50,110	752,151
	Lincoln Bancorp	11,900	230,146
#	LNB Bancorp, Inc.	14,699	233,273
#	LSB Bancshares, Inc.	13,943	192,413
	LSB Corp.	35,736	616,089
	LSB Financial Corp.	2,310	58,258
	MAF Bancorp, Inc.	1,428,565	76,971,082
#	MainSource Financial Group, Inc.	304,795	5,227,234
*	Marlin Business Services, Inc.	33,170	682,970
	MASSBANK Corp.	79,242	2,599,138
	Mayflower Bancorp, Inc.	1,800	18,090
	MB Financial, Inc.	712,312	25,187,352
	MCG Capital Corp.	2,718,386	47,952,329
*	Meadowbrook Insurance Group, Inc.	849,264	9,273,963
	Medallion Financial Corp.	558,199	6,380,215
	Mercantile Bancorp, Inc.	300	6,697
	Mercer Insurance Group, Inc.	209,618	3,909,376
#	Meta Financial Group, Inc.	33,300	1,245,420
	MFB Corp.	19,805	674,360
	MicroFinancial, Inc.	188,605	1,103,339
	Midland Co.	197,558	8,791,331
	MidWestOne Financial Group, Inc.	6,651	115,860
	MutualFirst Financial, Inc.	7,550	140,128
	National Penn Bancshares, Inc.	9,119	166,331
	National Security Group, Inc.	1,348	25,167
	National Western Life Insurance Co. Class A	23,900	6,019,454
*	Navidec Financial, Inc.	5,188	—
*	Navigators Group, Inc.	587,773	29,100,641
#	NetBank, Inc.	297,582	86,299
	New Hampshire Thrift Bancshares, Inc.	10,285	153,555
	NewAlliance Bancshares, Inc.	293,354	4,728,866
*	Newtek Business Services, Inc.	143,980	280,761
*	NexCen Brands, Inc.	541,051	6,914,632
	North Central Bancshares, Inc.	39,300	1,575,930
	Northeast Bancorp	21,300	370,620
*	Northeast Community Bancorp, Inc.	3,802	46,270
	Northrim BanCorp, Inc.	7,576	203,643
	Northway Financial, Inc.	1,300	46,241

	NYMAGIC, Inc.	200,716	8,412,008
	Oak Hill Financial, Inc.	106,668	2,259,228
* #	Ocwen Financial Corp.	1,514,430	21,444,329
	Ohio Casualty Corp.	1,901,751	81,889,398
#	Omega Financial Corp.	420,253	12,006,628
*	Pacific Premier Bancorp, Inc.	63,951	651,021
	Pamrapo Bancorp, Inc.	646	13,521
	Park Bancorp, Inc.	600	20,100
	Parkvale Financial Corp.	43,174	1,297,379
	Partners Trust Financial Group, Inc.	1,367,220	14,861,681
	PAULA Financial	89,200	227,460
*	Penn Treaty American Corp.	609,800	3,701,486
*	Pennsylvania Commerce Bancorp, Inc.	600	16,158
	Peoples Bancorp, Inc. IN	10,625	207,081
	Peoples Bancorp, Inc. OH	256,842	7,091,408
	Peoples Community Bancorp	4,509	69,394
*	Pico Holdings, Inc.	460,553	21,650,597
	Pinnacle Bancshares, Inc.	13,200	191,664
*	Piper Jaffray Companies, Inc.	565,361	37,822,651
*	PMA Capital Corp. Class A	1,077,265	11,462,100
	Premier Financial Bancorp, Inc.	12,758	197,111
	Presidential Life Corp.	966,437	17,647,140
* #	ProAssurance Corp.	51,800	2,927,736
	ProCentury Corp.	223,695	4,259,153
	Provident Financial Holdings, Inc.	216,847	5,384,311
	Provident Financial Services, Inc.	2,430,379	40,830,367
	Provident New York Bancorp	1,249,113	17,125,339
	Rainier Pacific Financial Group, Inc.	157,723	3,217,549
	Renasant Corp.	139,952	3,403,633
*	Republic First Bancorp, Inc.	45,381	453,356
	Resource America, Inc.	150,658	3,547,996
*	Rewards Network, Inc.	110,100	430,491
	Riverview Bancorp, Inc.	227,806	3,180,172
	RLI Corp.	209,379	12,028,824
	Rome Bancorp, Inc.	126,903	1,583,749
*	RTW, Inc.	163,150	1,394,932
	Rurban Financial Corp.	1,700	20,748
	Sanders Morris Harris Group, Inc.	1,700	23,273
*	SCPIE Holdings, Inc.	207,312	4,436,477
*	Seabright Insurance Holdings	211,545	3,784,540
	Security Bank Corp.	58,116	1,194,865
	Selective Insurance Group, Inc.	2,002,006	54,794,904
	Shore Financial Corp.	6,440	85,266
	Simmons First National Corp. Class A	365,059	10,298,314
#	South Street Financial Corp.	11,002	86,641
*	Southcoast Financial Corp.	11,822	240,003
	Southern Community Financial Corp.	239,917	2,276,812
*	Southern Connecticut Bancorp, Inc.	1,400	10,458
	State Auto Financial Corp.	599,051	18,534,638
	Stewart Information Services Corp.	607,500	24,069,150
*	Stratus Properties, Inc.	94,480	3,414,507
*	Sun American Bancorp	2,280	26,904

*	Sun Bancorp, Inc.	750,664	13,354,313
* #	Superior Bancorp	69,516	708,368
	Susquehanna Bancshares, Inc.	1,876,575	40,402,660
	Sussex Bancorp	10,609	164,439
	SWS Group, Inc.	248,000	5,986,720
	Synergy Financial Group, Inc.	55,241	754,592
	Taylor Capital Group, Inc.	47,699	1,438,125
	TF Financial Corp.	43,150	1,304,856
	The Phoenix Companies, Inc.	3,130,300	49,270,922
	The Ziegler Companies, Inc.	8,100	247,860
	TierOne Corp.	83,277	2,605,737
	Timberland Bancorp, Inc.	117,024	4,087,648
	Tower Financial Corp.	4,382	66,825
* #	Trenwick Group, Ltd.	199,776	270
*	Triad Guaranty, Inc.	476,428	21,243,925
	UMB Financial Corp.	1,311,662	50,643,270
#	Umpqua Holdings Corp.	1,183,870	29,549,395
*	Unico American Corp.	146,700	1,726,659
*	United America Indemnity, Ltd.	258,776	6,466,812
*	United Capital Corp.	87,612	2,729,114
	United Community Financial Corp.	932,183	9,862,496
#	United Fire & Casualty Co.	803,776	31,467,830
*	United PanAm Financial Corp.	47,243	741,715
* #	United Western Bancorp, Inc.	8,717	220,017
*	Universal American Financial Corp.	71,843	1,525,227
*	Vesta Insurance Group, Inc.	225,600	564
	Wainwright Bank & Trust Co.	9,337	123,724
	Washington Savings Bank, FSB	2,400	20,520
	Wayne Savings Bancshares, Inc.	2,601	35,842
	Wesbanco, Inc.	692,392	21,706,489
	Willow Financial Bancorp, Inc.	458,138	5,589,284
	Wilshire Enterprises, Inc.	104,603	596,237
	Wintrust Financial Corp.	226,360	10,387,660
	WVS Financial Corp.	2,200	36,740
* #	ZipRealty, Inc.	54,400	408,000
Total Financials			2,143,388,581

Health Care — (4.1%)
*	Accelrys, Inc.	725,347	4,642,221
* #	Acusphere, Inc.	100	292
*	Albany Molecular Research, Inc.	1,182,386	16,825,353
*	Allied Healthcare International, Inc.	1,037,435	3,122,679
*	Allied Healthcare Products, Inc.	133,470	850,204
*	Allion Healthcare, Inc.	4,809	24,045
#	Alpharma, Inc. Class A	1,590,800	38,656,440
*	American Dental Partners, Inc.	122,800	3,170,696
	American Shared Hospital Services	54,587	325,884
*	AMICAS, Inc.	820,658	2,576,866
	Analogic Corp.	231,831	15,300,846
*	AngioDynamics, Inc.	178,087	2,822,679
*	Applera Corp. - Celera Group	37,100	495,285
*	Aradigm Corp.	580	876

	Atrion Corp.	8,699	792,305
*	ATS Medical, Inc.	230,194	372,914
*	Avigen, Inc.	592,174	3,973,488
*	Bioanalytical Systems, Inc.	32,000	225,920
*	BioScrip, Inc.	1,242,144	5,204,583
*	Bradley Pharmaceuticals, Inc.	486,560	10,743,245
*	Bruker BioSciences Corp.	145,490	1,242,485
*	Caliper Life Sciences, Inc.	924,652	4,253,399
	Cambrex Corp.	135,383	1,682,811
*	Cantel Medical Corp.	456,500	8,102,875
*	Capital Senior Living Corp.	734,226	8,164,593
*	Cardiac Science Corp.	328,045	3,447,753
*	Cardiotech International, Inc.	40,991	53,698
*	Conmed Corp.	922,814	28,893,306
*	Corautus Genetics, Inc.	642	238
*	Criticare Systems, Inc.	86,900	316,316
*	Cross Country Healthcare, Inc.	1,088,032	18,942,637
* #	CuraGen Corp.	1,250,136	3,387,869
* #	Curative Health Services, Inc.	447,518	—
*	Curis, Inc.	20	28
* #	CytRx Corp.	86	361
	Datascope Corp.	60,167	2,217,154
*	Del Global Technologies Corp.	136,834	246,985
*	Dyax Corp.	210,082	974,780
* #	Emisphere Technologies, Inc.	74,132	292,821
* #	Endologix, Inc.	76,280	341,734
* #	Enzon Pharmaceuticals, Inc.	53,000	448,910
* #	Epicept Corp.	36,299	95,103
*	E-Z-EM, Inc.	8,823	150,697
*	Gene Logic, Inc.	1,061,148	1,549,276
*	Genesis HealthCare Corp.	632,925	43,228,777
* #	Genitope Corp.	298,966	1,067,309
*	Gentiva Health Services, Inc.	682,044	13,968,261
*	Greatbatch, Inc.	625,400	18,787,016
* #	GTC Biotherapeutics, Inc.	373,369	444,309
*	Hanger Orthopedic Group, Inc.	721,400	8,252,816
*	Harvard Bioscience, Inc.	520,349	2,690,204
*	HealthTronics, Inc.	747,632	3,588,634
*	HMS Holdings Corp.	264	5,415
	Hooper Holmes, Inc.	2,079,200	7,547,496
*	ImmunoGen, Inc.	282,538	1,590,689
*	Incyte Corp.	320,278	2,270,771
*	Infinity Pharmaceuticals, Inc.	183,403	1,980,752
* #	Insmed, Inc.	36,825	28,337
*	IntegraMed America, Inc.	231,372	2,679,288
	Invacare Corp.	150,100	2,664,275
* #	I-Trax, Inc.	300,900	1,351,041
	Kewaunee Scientific Corp.	37,718	422,064
*	Kindred Healthcare, Inc.	1,799,675	57,589,600
* #	La Jolla Pharmaceutical Co.	3,800	20,406
*	Langer, Inc.	61,459	313,441
*	Lannet Co., Inc.	3,700	24,272

*	Lipid Sciences, Inc.	83,402	110,925
* #	Martek Biosciences Corp.	227,449	4,760,508
*	Maxygen, Inc.	554,957	5,643,913
*	MedCath Corp.	595,268	19,643,844
*	Medical Staffing Network Holdings, Inc.	461,195	2,730,274
*	MEDTOX Scientific, Inc.	79,761	1,962,121
*	Microtek Medical Holdings, Inc.	1,091,193	4,997,664
* #	Monogram Biosciences, Inc.	773,115	1,407,069
* #	Nanogen, Inc.	389,956	518,641
*	National Dentex Corp.	9,014	166,489
	National Home Health Care Corp.	52,733	668,127
* #	Neose Technologies, Inc.	19,526	51,744
*	Neurocrine Biosciences, Inc.	1,234,003	14,339,115
*	Neurogen Corp.	88,556	684,538
*	New Brunswick Scientific Co., Inc.	99,571	787,607
*	North American Scientific, Inc.	135,561	189,785
*	Novoste Corp.	2,900	7,975
* #	OCA, Inc.	573,971	5,740
* #	Occulogix, Inc.	57,000	66,690
*	Orchid Cellmark, Inc.	243,650	1,247,488
*	Orthologic Corp.	370,815	537,682
* #	Oscient Pharmaceuticals Corp.	3,036	16,789
*	Osteotech, Inc.	462,791	3,387,630
*	PDI, Inc.	456,041	4,783,870
*	Pediatric Services of America, Inc.	246,000	3,899,100
*	Pharmacopia Drug Discovery, Inc.	145,725	878,722
*	Pharmacyclics, Inc.	9,648	33,286
*	Pharmanet Development Group, Inc.	663,055	21,290,696
*	Prospect Medical Holdings, Inc.	7,300	40,150
*	RadNet, Inc.	125,946	856,433
*	RehabCare Group, Inc.	339,244	5,353,270
*	Res-Care, Inc.	505,979	10,473,765
*	Rotech Healthcare, Inc.	5,400	6,966
*	Rural/Metro Corp.	132,500	926,175
*	Sequenom, Inc.	209,983	911,326
*	Sonic Innovations, Inc.	199,966	2,011,658
	Span-American Medical System, Inc.	32,144	734,169
* #	Spectrum Pharmaceuticals, Inc.	39,044	255,738
*	SRI/Surgical Express, Inc.	88,410	462,384
*	Strategic Diagnostics, Inc.	9,450	46,116
*	SunLink Health Systems, Inc.	64,300	437,240
*	Sunrise Senior Living, Inc.	140,740	5,511,378
*	Symbion, Inc.	200,516	4,387,290
*	Synovis Life Technologies, Inc.	286,235	3,995,841
*	Theragenics Corp.	1,084,300	4,760,077
*	Third Wave Technologies, Inc.	4,476	26,050
*	Threshold Pharmaceuticals, Inc.	47,100	71,592
*	Titan Pharmaceuticals, Inc.	297,898	634,523
	Trestle Holdings, Inc.	3,267	147
*	Tripos, Inc.	8,500	6,715
*	United American Healthcare Corp.	15,300	59,670
*	Urologix, Inc.	174,011	419,367

*	Vical, Inc.	263,172	1,292,175
*	Zoll Medical Corp.	446,250	10,018,312
Total Health Care			513,964,382

Industrials — (14.8%)
* #	AAR Corp.	277,216	9,009,520
*	Ablest, Inc.	18,260	199,217
*	Accuride Corp.	128,900	2,026,308
	Aceto Corp.	713,587	6,293,837
*	Active Power, Inc.	976,749	1,660,473
*	AirNet Systems, Inc.	308,100	1,099,917
	Alamo Group, Inc.	243,576	6,184,395
*	Alaska Air Group, Inc.	1,490,900	43,474,644
* #	Allied Defense Group, Inc.	153,323	1,393,706
* #	Amerco, Inc.	14,519	1,024,315
#	Ameron International Corp.	272,259	21,372,331
*	Amistar Corp.	41,700	27,522
	Ampco-Pittsburgh Corp.	254,550	9,642,354
	Angelica Corp.	295,406	7,414,691
	Applied Industrial Technologies, Inc.	1,570,050	45,939,663
	Applied Signal Technologies, Inc.	13,820	224,299
#	Arkansas Best Corp.	339,707	14,026,502
*	Arotech Corp.	182,326	532,392
*	Avalon Holding Corp. Class A	61,312	649,907
*	Axsys Technologies, Inc.	277,241	5,752,751
*	AZZ, Inc.	63,825	2,166,859
*	Baldwin Technology Co., Inc. Class A	216,500	1,322,815
	Belden, Inc.	465,387	26,648,060
	Bowne & Co., Inc.	1,157,636	22,446,562
*	Breeze-Eastern Corp.	78,600	931,410
#	Briggs & Stratton Corp.	1,147,177	37,225,894
*	Butler International, Inc.	80,000	128,000
#	C&D Technologies, Inc.	796,600	4,962,818
*	Cannon Express, Inc.	900	24
* #	Capstone Turbine Corp.	48,250	46,320
*	Catalytica Energy Systems, Inc.	233,600	366,752
*	CBIZ, Inc.	936,031	7,001,512
	Champion Industries, Inc.	247,176	1,821,687
*	Channell Commercial Corp.	19,327	91,417
	Chase Corp.	500	14,545
	Chicago Rivet & Machine Co.	10,900	256,041
	CIRCOR International, Inc.	539,023	20,585,288
*	Comforce Corp.	57,100	148,460
	Comfort Systems USA, Inc.	292,283	4,091,962
*	Commercial Vehicle Group, Inc.	427,492	8,289,070
*	Competitive Technologies, Inc.	1,100	2,860
*	Compudyne Corp.	235,344	1,202,608
	CompX International, Inc.	36,800	710,240
* #	Consolidated Freightways Corp.	14,900	24
* #	Continental Airlines, Inc.	1,748,839	70,250,863
*	Cornell Companies, Inc.	465,548	11,094,009
*	Corrpro Companies, Inc.	87,175	127,275

*	Covenant Transport, Inc. Class A	399,887	4,506,726
*	CPI Aerostructures, Inc.	27,513	225,607
*	Cross (A.T.) Co. Class A	230,595	2,395,882
	Cubic Corp.	114,200	2,869,846
*	Devcon International Corp.	51,500	202,910
* #	Distributed Energy Systems Corp.	598,364	442,789
*	Dollar Thrifty Automotive Group, Inc.	910,300	42,310,744
*	Ducommun, Inc.	316,702	7,908,049
	Eastern Co.	29,400	860,244
	Ecology & Environment, Inc. Class A	27,700	357,330
*	Electro Rent Corp.	541,205	7,798,764
*	EnerSys	1,582,282	28,670,950
	Ennis, Inc.	392,000	9,368,800
*	EnPro Industries, Inc.	761,944	31,651,154
	Espey Manufacturing & Electronics Corp.	8,176	189,520
* #	Esterline Technologies Corp.	1,066,623	48,531,346
*	ExpressJet Holdings, Inc.	1,820,260	11,267,409
	Federal Signal Corp.	837,315	13,681,727
*	First Aviation Services, Inc.	8,900	22,339
* #	Frontier Airlines Holdings, Inc.	1,169,414	7,098,343
	Frozen Food Express Industries, Inc.	584,849	6,053,187
*	Furmanite Corp.	255,500	1,865,150
	G & K Services, Inc. Class A	818,036	31,142,631
*	Gehl Co.	438,196	13,018,803
*	Global Power Equipment Group, Inc.	372,000	658,440
*	GP Strategies Corp.	359,465	3,831,897
*	Griffon Corp.	452,600	10,563,684
	Hardinge, Inc.	218,234	6,800,171
*	Hawaiian Holdings, Inc.	486,085	1,895,731
*	Henry Bros. Electronics, Inc.	1,100	4,785
*	Herley Industries, Inc.	493,878	7,773,648
*	Hudson Technologies, Inc.	48,700	54,057
*	Huttig Building Products, Inc.	330,667	2,685,016
	IKON Office Solutions, Inc.	2,695,000	39,266,150
*	Industrial Distribution Group, Inc.	307,075	3,488,372
*	Innotrac Corp.	103,200	315,792
*	Integrated Electrical Services, Inc.	341	9,030
*	International Shipholding Corp.	83,508	1,691,037
	Interpool, Inc.	778,914	21,022,889
*	Intersections, Inc.	74,060	768,743
*	JPS Industries, Inc.	42,600	153,147
*	Kadant, Inc.	469,660	14,019,351
	Kaman Corp. Class A	678,064	19,921,520
*	Kansas City Southern	1,556,800	63,906,640
	Kelly Services, Inc. Class A	1,075,970	31,009,455
*	Key Technology, Inc.	33,303	673,387
*	LGL Group, Inc.	10,367	143,998
*	Lydall, Inc.	504,000	7,111,440
*	M&F Worldwide Corp.	576,376	39,360,717
*	Mac-Gray Corp.	330,600	5,015,202
	Macquarie Infrastucture Co. Trust	1,200	53,532
*	Magnetek, Inc.	930,900	4,635,882

*	MAIR Holdings, Inc.	614,108	4,065,395
*	Marten Transport, Ltd.	499,144	9,663,428
* #	MCSi, Inc.	1,500	—
*	Meadow Valley Corp.	1,420	19,184
* #	Medialink Worldwide, Inc.	151,211	781,761
*	Merrimac Industries, Inc.	40,714	403,069
* #	Mesa Air Group, Inc.	1,125,546	7,935,099
*	Midwest Air Group, Inc.	267,257	4,022,218
* #	Milacron, Inc.	113,176	872,587
*	Misonix, Inc.	201,982	1,129,079
* #	Modtech Holdings, Inc.	455,114	1,251,564
*	Moore Handley, Inc.	2,000	11,410
	NACCO Industries, Inc. Class A	116,000	19,720,000
*	Nashua Corp.	123,902	1,281,147
*	National Patent Development Corp.	231,665	660,245
*	National Technical Systems, Inc.	169,425	1,113,122
* #	North America Galvanizing & Coatings, Inc.	3,340	48,430
* #	Orbital Sciences Corp.	467,602	9,637,277
*	P.A.M. Transportation Services, Inc.	34,287	629,509
*	Paragon Technologies, Inc.	300	1,767
*	Park-Ohio Holdings Corp.	66,664	1,554,604
*	Patrick Industries, Inc.	110,164	1,489,417
*	PHH Corp.	1,926,210	59,712,510
*	PPT Vision, Inc.	21,850	10,707
#	Preformed Line Products Co.	64,600	3,276,512
* #	PRG-Schultz International, Inc.	54,855	896,879
*	Protection One, Inc.	43,856	670,558
	Providence & Worcester Railroad Co.	52,980	1,030,461
* #	Quanta Services, Inc.	3,247,026	97,443,250
*	RCM Technologies, Inc.	247,857	1,561,499
	Regal-Beloit Corp.	1,100,083	53,475,035
*	Republic Airways Holdings, Inc.	1,481,115	34,613,658
*	Riviera Tool Co.	8,100	1,661
	Robbins & Myers, Inc.	334,500	15,025,740
*	Rush Enterprises, Inc. Class A	595,489	14,595,435
*	Rush Enterprises, Inc. Class B	103,800	2,436,186
*	Saia, Inc.	504,332	14,418,852
	Schawk, Inc.	26,876	548,002
*	School Specialty, Inc.	757,650	26,472,291
*	Secom General Corp.	11,400	—
*	Sequa Corp. Class A	92,400	10,164,000
*	Sequa Corp. Class B	28,500	3,135,000
	Servidyne, Inc.	18,881	82,132
*	Servotronics, Inc.	4,600	41,860
* #	Shaw Group, Inc.	1,184,818	47,937,736
*	SIFCO Industries, Inc.	81,505	1,662,702
	Skywest, Inc.	1,167,756	32,148,323
#	Smith (A.O.) Corp.	724,430	28,462,855
*	Smithway Motor Xpress Corp. Class A	72,600	769,560
*	SPACEHAB, Inc.	117,147	62,088
*	Sparton Corp.	149,536	1,073,668
*	Spherion Corp.	2,085,689	20,544,037

	Standex International Corp.	188,437	5,376,108
	Starrett (L.S.) Co. Class A	63,600	1,081,836
	Supreme Industries, Inc.	135,510	860,489
	Sypris Solutions, Inc.	545,111	4,497,166
	TAL International Group, Inc.	44,939	1,169,313
*	TeamStaff, Inc.	84,700	83,006
	Technology Research Corp.	110,004	592,922
#	Tecumseh Products Co. Class A	455,670	7,277,050
*	Tecumseh Products Co. Class B	15,400	237,776
	Titan International, Inc.	775	24,444
	Todd Shipyards Corp.	84,850	1,749,607
*	Trailer Bridge, Inc.	109,500	1,409,265
*	TRC Companies, Inc.	292,830	3,877,069
	Tredegar Industries, Inc.	1,344,486	31,071,071
#	Trinity Industries, Inc.	1,825,225	84,270,638
#	Triumph Group, Inc.	548,417	36,239,395
*	TRM Corp.	368,424	523,162
*	Tufco Technologies, Inc.	11,700	94,185
*	U.S. Xpress Enterprises, Inc. Class A	160,990	2,236,151
*	United Rentals, Inc.	1,658,901	55,656,129
*	URS Corp.	29,579	1,487,232
*	USA Truck, Inc.	228,604	3,829,117
* #	Valence Technology, Inc.	4,800	6,480
*	Valpey Fisher Corp.	10,689	59,858
	Viad Corp.	220,200	9,770,274
* #	Volt Information Sciences, Inc.	475,100	11,796,733
	Wabash National Corp.	398,610	5,831,664
	Walter Industries, Inc.	910,800	29,318,652
	Waste Industries USA, Inc.	16,231	506,245
*	WCA Waste Corp.	138	1,156
	Werner Enterprises, Inc.	3,164,501	61,169,804
*	Westaff, Inc.	270,062	1,444,832
* #	Western Power & Equipment Corp.	4,091	1,555
*	Willis Lease Finance Corp.	144,204	1,622,295
* #	Wolverine Tube, Inc.	487,800	917,064
Total Industrials			1,863,809,334

Information Technology — (13.8%)
*	3Com Corp.	435,867	2,039,858
*	Acorn Factor, Inc.	90,000	391,500
*	Actel Corp.	872,019	12,182,105
*	ActivIdentity Corp.	1,517,121	6,827,045
*	Adaptec, Inc.	3,193,914	12,999,230
*	Aehr Test Systems	53,609	324,334
*	Aeroflex, Inc.	525,055	7,424,278
*	Aetrium, Inc.	75,348	345,094
*	Agile Software Corp.	1,877,301	15,055,954
	Agilysys, Inc.	931,534	20,232,918
*	Allen Organ Co. Escrow	4,900	79,821
*	Alliance Semiconductor Corp.	578,001	2,716,605
*	Allied Motion Technologies, Inc.	44,700	269,541
*	American Technical Ceramics Corp.	91,655	1,349,162

*	Analysts International Corp.	555,681	1,050,237
*	Anaren, Inc.	509,548	8,896,708
*	Andrew Corp.	698,124	9,236,181
*	Answerthink, Inc.	198,960	704,318
*	APA Enterprises, Inc.	155,000	196,850
*	Applied Micro Circuits Corp.	10,108,474	28,404,812
*	Art Technology Group, Inc.	100,195	284,554
*	Aspen Technology, Inc.	338,027	5,023,081
*	Astea International, Inc.	12,900	84,366
	Astro-Med, Inc.	50,211	577,427
* #	Atari, Inc.	856	2,654
*	Atmel Corp.	11,988	67,013
*	Authentidate Holding Corp.	52,994	81,081
*	Autobytel, Inc.	1,351,435	5,892,257
* #	Avanex Corp.	353,837	597,985
*	Aware, Inc.	543,634	2,875,824
*	Axcelis Technologies, Inc.	3,314,176	21,310,152
*	AXT, Inc.	655,738	2,524,591
* #	BearingPoint, Inc.	1,505,300	11,124,167
	Bel Fuse, Inc. Class B	8,452	306,977
*	Bell Industries, Inc.	159,363	691,635
*	Bell Microproducts, Inc.	973,070	6,266,571
* #	Benchmark Electronics, Inc.	1,613,945	35,684,324
*	BISYS Group, Inc.	4,205,455	49,414,096
#	Black Box Corp.	649,333	23,655,201
*	Blonder Tongue Laboratories, Inc.	22,200	38,850
	Bogen Communications International, Inc.	44,100	297,675
* #	Bookham, Inc.	672,700	1,446,305
* #	Borland Software Corp.	2,288,529	13,639,633
*	Brocade Communications Systems, Inc.	1,959,386	17,987,163
*	Brooks Automation, Inc.	3,306,504	58,492,056
*	CalAmp Corp.	790,734	3,542,488
*	California Micro Devices Corp.	33,250	161,928
*	CallWave, Inc.	271,255	990,081
*	Captaris, Inc.	576,029	2,966,549
*	Carrier Access Corp.	423,631	1,686,051
*	Catalyst Semiconductor, Inc.	369,729	1,404,970
*	Catapult Communications Corp.	340,924	3,453,560
*	Centillium Communications, Inc.	101,429	223,144
*	CEVA, Inc.	397,829	2,943,935
*	Checkpoint Systems, Inc.	49,600	1,241,488
*	Ciber, Inc.	1,974,100	17,589,231
*	Ciprico, Inc.	115,200	923,904
*	Clarus Corp.	385,300	3,775,940
*	CLST Holdings, Inc.	395,169	1,015,584
* #	Coherent, Inc.	1,155,068	35,830,209
#	Cohu, Inc.	577,897	11,812,215
* #	Commerce One, Inc.	55,600	—
	Communications Systems, Inc.	22,650	223,782
*	Computer Horizons Corp.	868,032	616,303
*	Computer Task Group, Inc.	223,300	1,051,743
* #	Conexant Systems, Inc.	377,556	487,047

*	Cosine Communications, Inc.	309,226	1,051,368
*	Credence Systems Corp.	3,113,272	10,336,063
*	Crossroads Systems, Inc.	16,900	25,181
*	CSP, Inc.	23,921	215,289
	CTS Corp.	1,275,200	15,327,904
*	Cyberoptics Corp.	148,742	2,043,715
*	Data I/O Corp.	85,100	349,761
	Dataram Corp.	45,024	200,357
* #	Delphax Technologies, Inc.	75,025	84,028
*	Digi International, Inc.	683,606	9,604,664
*	Digimarc Corp.	465,122	4,381,449
* #	Digital Angel Corp.	344,750	627,445
*	Ditech Networks, Inc.	985,549	7,884,392
*	Dot Hill Systems Corp.	1,373,468	5,480,137
*	Dynamics Research Corp.	52,983	693,547
*	EasyLink Services Corp.	128	716
*	Edgewater Technology, Inc.	309,870	2,606,007
*	EFJ, Inc.	120,296	635,163
*	Electro Scientific Industries, Inc.	950,761	19,633,215
*	Electroglas, Inc.	478,233	1,037,766
* #	EMCORE Corp.	108,902	528,175
*	EMS Technologies, Inc.	445,543	9,057,889
*	En Pointe Technologies, Inc.	38,900	134,205
*	Endwave Corp.	115,545	1,422,359
*	Entegris, Inc.	4,334,007	49,841,081
*	Entertainment Distribution Co., Inc.	1,270,932	2,694,376
* #	EPIQ Systems, Inc.	226,615	5,982,636
*	ePlus, Inc.	254,132	2,475,246
* #	eSpeed, Inc.	69,792	635,107
*	ESS Technology, Inc.	757,609	1,037,924
*	Evans & Sutherland Computer Corp.	181,900	483,854
*	Exar Corp.	1,454,122	19,761,518
*	Forgent Networks, Inc.	356,664	381,630
	Frequency Electronics, Inc.	183,624	1,935,397
*	FSI International, Inc.	890,362	3,873,075
* #	Gateway, Inc.	1,088,500	1,948,415
*	Genesis Microchip, Inc.	519,002	4,504,937
*	Gerber Scientific, Inc.	441,911	5,042,205
*	Giga-Tronics, Inc.	28,400	49,416
*	Glowpoint, Inc.	3,150	2,268
*	Greenfield Online, Inc.	52,520	829,816
*	GSE Systems, Inc.	45,081	304,297
*	GTSI Corp.	305,730	4,047,865
*	Halifax Corp.	23,600	63,012
*	HEI, Inc.	800	1,032
*	hi/fn, inc.	417,697	2,481,120
* #	Hutchinson Technology, Inc.	886,715	16,209,150
*	Hypercom Corp.	1,107,900	6,702,795
* #	Ibis Technology Corp.	61,840	89,050
*	iGATE Capital Corp.	521,504	3,754,829
*	I-many, Inc.	391,100	829,132
	Imation Corp.	1,481,405	56,160,064

*	InFocus Corp.	1,407,587	3,462,664
*	Inforte Corp.	373,403	1,560,825
	InfoSpace, Inc.	1,159,935	28,395,209
*	Innovex, Inc.	433,339	676,009
*	Insight Enterprises, Inc.	1,759,824	38,997,700
*	InsWeb Corp.	22,766	157,541
*	Integrated Silicon Solution, Inc.	1,249,729	7,110,958
*	Intelligent Systems Corp.	51,575	195,985
*	Intelligroup, Inc.	70,900	85,080
*	Internet Capital Group, Inc.	1,317,397	15,387,197
* #	Internet Commerce Corp.	49,200	176,628
*	Interwoven, Inc.	1,440,360	21,576,593
*	Intest Corp.	33,031	150,952
*	IntriCon Corp.	75,700	529,900
* #	Intrusion, Inc.	23,200	9,512
*	Iomega Corp.	1,677,700	7,163,779
* #	iPass, Inc.	35,998	191,509
* #	IPIX Corp.	7,400	259
*	IXYS Corp.	116,061	1,085,170
*	Jaco Electronics, Inc.	121,480	296,411
*	JDA Software Group, Inc.	1,008,978	18,353,310
*	Keane, Inc.	884,500	12,551,055
	Keithley Instruments, Inc.	6,936	92,041
* #	Kemet Corp.	2,990,584	22,967,685
*	Key Tronic Corp.	246,743	1,110,344
*	Keynote Systems, Inc.	332,850	5,259,030
*	Kopin Corp.	354,319	1,268,462
* #	L-1 Identity Solutions, Inc.	1,402,714	29,990,025
*	Lantronix, Inc.	136,416	188,254
*	Lattice Semiconductor Corp.	3,671,538	19,349,005
* #	Lawson Software, Inc.	238,010	2,184,932
* #	LeCroy Corp.	383,668	3,529,746
* #	LightPath Technologies, Inc.	30,800	161,700
*	Logic Devices, Inc.	91,300	209,077
*	LogicVision, Inc.	154,600	126,772
*	LookSmart, Ltd.	190,737	652,321
*	Loral Space & Communications, Inc.	78,188	3,667,017
*	Management Network Group, Inc.	287,450	560,528
#	Maximus, Inc.	371,800	16,069,196
* #	MDI, Inc.	184,500	293,355
*	MedQuist, Inc.	463,973	3,897,373
* #	Mercury Computer Systems, Inc.	391,064	5,091,653
*	Merix Corp.	681,678	5,098,951
	Methode Electronics, Inc.	1,016,744	15,332,500
*	Microtune, Inc.	99,284	507,341
*	MIVA, Inc.	23,020	128,221
* #	MKS Instruments, Inc.	1,887,264	51,427,944
*	Moldflow Corp.	11,835	261,790
*	MPS Group, Inc.	3,608,200	49,612,750
* #	MRV Communications, Inc.	693,300	2,280,957
*	MSC.Software Corp.	811,512	10,760,649
*	MTI Technology Corp.	300	228

*	MTM Technologies, Inc.	6,100	5,795
*	Nanometrics, Inc.	423,264	2,620,004
*	Napster, Inc.	20,400	76,500
* #	NeoMagic Corp.	19,841	65,277
*	NEON Communications Group, Inc.	595,500	2,929,860
*	Neoware Systems, Inc.	404,606	4,907,871
*	NetManage, Inc.	82,416	414,552
*	NetRatings, Inc.	350,556	7,347,654
*	NetScout Systems, Inc.	273,323	2,211,183
*	Network Engines, Inc.	18,200	34,580
*	Network Equipment Technologies, Inc.	611,484	6,390,008
* #	Newport Corp.	1,401,969	20,917,377
*	NMS Communications Corp.	190,600	343,080
*	Nu Horizons Electronics Corp.	569,917	6,895,996
* #	NYFIX, Inc.	481,227	3,007,669
	O.I. Corp.	57,660	714,984
*	Omtool, Ltd.	52,514	105,028
* #	Openwave Systems, Inc.	1,233,309	12,703,083
*	Oplink Communications, Inc.	107,879	1,896,513
	OPTi, Inc.	165,800	867,134
*	Optical Cable Corp.	109,302	578,208
*	Optical Communication Products, Inc.	325,548	485,067
* #	OSI Systems, Inc.	577,323	15,454,937
*	Overland Storage, Inc.	366,905	1,086,039
* #	Palm, Inc.	692,639	11,283,089
*	PAR Technology Corp.	33,833	314,309
*	Paxar Corp.	1,268,150	38,361,538
*	PC Connection, Inc.	722,024	8,332,157
*	PC-Tel, Inc.	643,460	6,280,170
	Pegasystems, Inc.	572,020	6,149,215
*	Perceptron, Inc.	272,866	2,477,623
*	Performance Technologies, Inc.	235,178	1,208,815
*	Pericom Semiconductor Corp.	890,588	9,760,844
*	Pervasive Software, Inc.	535,177	2,354,779
*	Phoenix Technologies, Ltd.	369,768	3,039,493
*	Photon Dynamics, Inc.	421,316	4,613,410
*	Photronics, Inc.	1,504,116	22,110,505
*	Planar Systems, Inc.	498,455	3,613,799
*	PlanetOut, Inc.	396,700	543,479
*	PLATO Learning, Inc.	540,878	2,509,674
* #	Powerwave Technologies, Inc.	1,336,670	8,527,955
	Printronix, Inc.	147,809	1,949,601
*	Qualstar Corp.	2,136	6,899
*	Quantum Corp.	1,526,900	4,718,121
*	QuickLogic Corp.	410,017	1,176,749
*	Quovadx, Inc.	688,945	2,142,619
*	RadiSys Corp.	117,283	1,585,666
* #	RealNetworks, Inc.	454,843	3,852,520
	REMEC, Inc.	494,523	741,785
*	RF Monolithics, Inc.	11,550	60,638
	Richardson Electronics, Ltd.	478,788	4,572,425
*	Rudolph Technologies, Inc.	974,257	15,627,082

*	S1 Corp.	2,275,074	18,655,607
* #	Safeguard Scientifics, Inc.	1,677,816	4,412,656
* #	SatCon Technology Corp.	94,800	110,916
*	SCM Microsystems, Inc.	367,101	1,457,391
*	Seachange International, Inc.	952,372	8,571,348
*	Secure Computing Corp.	1,744,635	13,294,119
*	Selectica, Inc.	916,002	1,777,044
*	SI International, Inc.	5,827	183,842
*	Sigmatel, Inc.	426,035	1,405,916
*	Sigmatron International, Inc.	16,600	149,566
*	Silicon Storage Technology, Inc.	3,514,371	13,881,765
* #	Sipex Corp.	247,376	2,216,489
* #	Sirenza Microdevices, Inc.	68,072	721,563
* #	Skyworks Solutions, Inc.	5,908,236	41,889,393
* #	Sonic Foundry, Inc.	22,400	53,760
*	SonicWALL, Inc.	1,723,254	14,234,078
*	Spectrum Control, Inc.	241,191	3,482,798
*	Standard Microsystems Corp.	359,177	11,141,671
	StarTek, Inc.	18,800	196,272
*	SteelCloud, Inc.	5,800	6,902
*	Stratos International, Inc.	406,507	3,187,015
*	SumTotal Systems, Inc.	1,297	10,272
*	Sunrise Telecom, Inc.	188,500	556,075
*	Suntron Corp.	91,075	106,558
*	SupportSoft, Inc.	632,581	3,605,712
*	Sycamore Networks, Inc.	5,116,082	19,031,825
*	Symmetricom, Inc.	676,027	5,496,100
*	SYNNEX Corp.	836,300	17,127,424
	Taitron Components, Inc.	6,400	17,312
*	Technical Communications Corp.	6,200	33,480
*	Technology Solutions Co.	70,268	511,551
*	TechTeam Global, Inc.	251,204	3,310,869
*	TeleCommunication Systems, Inc.	99,400	517,874
*	Telular Corp.	119,844	492,559
*	Terayon Communication Systems, Inc.	118,300	208,800
*	ThinkEngine Networks, Inc.	12,500	28,375
*	Tier Technologies, Inc. Class B	602,698	5,562,903
*	TII Network Technologies, Inc.	96,800	246,840
*	Tollgrade Communications, Inc.	449,890	4,971,285
*	Track Data Corp.	83,672	260,220
*	Transcat, Inc.	59,100	330,960
*	Trans-Lux Corp.	2,746	16,751
*	Trimble Navigation, Ltd.	77,834	2,271,974
*	Triquint Semiconductor, Inc.	4,229,013	22,329,189
	TSR, Inc.	16,473	64,739
*	TTM Technologies, Inc.	28,482	315,011
*	Tumbleweed Communications Corp.	36,600	103,212
*	Ulticom, Inc.	215,919	1,867,699
* #	UTStarcom, Inc.	429,586	3,097,315
*	Verilink Corp.	118,178	473
*	Vicon Industries, Inc.	101,550	924,105
* #	Viewpoint Corp.	1,400	1,540

*	Vignette Corp.	1,050,019	19,540,854
*	Vitech America, Inc.	470	1
* #	Vitesse Semiconductor, Inc.	10,800	12,636
* #	Vyyo, Inc.	38,514	223,766
*	Web.com, Inc.	498,152	2,475,815
*	Westell Technologies, Inc.	105,387	286,653
*	White Electronics Designs Corp.	779,984	4,555,107
*	Winland Electronics, Inc.	38,000	123,500
*	Wireless Telecom Group, Inc.	195,482	537,576
* #	Zhone Technologies, Inc.	688,376	991,261
*	ZILOG, Inc.	7,584	45,504
*	Zones, Inc.	170,200	1,581,158
*	Zoran Corp.	1,166,655	23,484,765
*	Zygo Corp.	255,309	3,860,272
Total Information Technology			1,728,849,815

Materials — (6.3%)
*	American Pacific Corp.	122,784	2,022,252
	Arch Chemicals, Inc.	285,097	10,024,011
* #	Atlantis Plastics, Inc.	46,500	199,020
#	Bowater, Inc.	633,300	13,166,307
*	Buckeye Technologies, Inc.	1,305,077	18,558,195
#	Calgon Carbon Corp.	1,257,300	12,736,449
*	Caraustar Industries, Inc.	935,728	5,548,867
	Chaparral Steel Co.	609,174	44,591,537
	Chesapeake Corp.	683,906	9,143,823
* #	Coeur d’Alene Mines Corp.	199,724	721,004
*	Continental Materials Corp.	6,700	199,325
*	Core Molding Technologies, Inc.	32,037	230,666
*	Detrex Corp.	12,700	110,490
	Ferro Corp.	738,618	17,556,950
	Friedman Industries, Inc.	149,227	1,426,610
	Gibraltar Industries, Inc.	957,590	20,626,489
	Glatfelter (P.H.) Co.	1,487,100	20,209,689
*	Graphic Packaging Corp.	4,080,057	20,155,482
	H.B. Fuller Co.	867,315	23,634,334
* #	Headwaters, Inc.	1,044,548	20,598,487
*	Impreso, Inc.	6,400	15,360
*	Material Sciences Corp.	444,567	4,721,302
*	Maxxam, Inc.	103,900	3,039,075
	Metal Management, Inc.	90,042	4,359,834
#	Minerals Technologies, Inc.	816,658	51,947,615
*	Mod-Pac Corp.	29,473	291,193
	Myers Industries, Inc.	314,988	6,983,284
#	NL Industries, Inc.	170,042	1,819,449
	NN, Inc.	598,696	7,531,596
*	Northern Technologies International Corp.	4,300	38,270
*	Northwest Pipe Co.	257,054	9,279,649
	Olympic Steel, Inc.	299,800	10,058,290
*	OM Group, Inc.	46,065	2,879,523
*	OMNOVA Solutions, Inc.	86,851	487,234
	Penford Corp.	282,484	5,392,620

*	PolyOne Corp.	2,357,397	16,808,241
#	Pope & Talbot, Inc.	588,000	2,457,840
	Quaker Chemical Corp.	292,850	7,013,758
	Quanex Corp.	71,100	3,408,534
	Reliance Steel & Aluminum Co.	1,229	75,424
*	Rock of Ages Corp.	87,600	435,372
	Rock-Tenn Co. Class A	1,126,023	39,320,723
#	Ryerson, Inc.	873,639	33,137,127
	Schnitzer Steel Industries, Inc. Class A	822,866	44,599,337
	Schulman (A.), Inc.	1,037,091	25,087,231
	Schweitzer-Maudoit International, Inc.	520,200	15,626,808
	Sensient Technologies Corp.	1,486,903	38,718,954
	Spartech Corp.	1,161,100	31,117,480
	Steel Dynamics, Inc.	770,001	36,113,047
	Steel Technologies, Inc.	437,888	13,123,503
	Stepan Co.	177,460	5,428,501
*	Terra Industries, Inc.	3,147,700	61,033,903
#	Tronox, Inc. Class A	590,100	8,308,608
	Tronox, Inc. Class B	168,599	2,346,898
*	U.S. Concrete, Inc.	1,240,647	10,967,319
* #	U.S. Energy Corp. Wyoming	25,300	148,764
	Vulcan International Corp.	11,100	657,675
	Wausau Paper Corp.	1,621,599	22,199,690
*	Webco Industries, Inc.	9,290	845,390
#	Wellman, Inc.	993,700	3,497,824
*	Williams Industries, Inc.	3,400	7,310
#	Worthington Industries, Inc.	740,400	15,629,844
Total Materials			788,419,386

Other — (0.0%)
*	Big 4 Ranch, Inc.	73,300	—
*	Celebrity, Inc. Escrow Shares	26,325	—
*	ePresence, Inc. Escrow Shares	312,600	9,378
*	ioWorldMedia, Inc.	18,666	2,893
*	Noel Group, Inc.	95,400	859
*	Petrocorp, Inc. Escrow Shares	102,600	6,156
*	StorageNetworks, Inc. Escrow Shares	362,800	—
Total Other			19,286

Real Estate Investment Trusts — (0.2%)
	Potlatch Corp.	671,098	29,380,670

Telecommunication Services — (1.0%)
	Alaska Communications Systems Group, Inc.	114,200	1,802,076
*	Arbinet-thexchange, Inc.	200,500	1,249,115
*	Boston Communications Group, Inc.	531,772	978,460
*	Cincinnati Bell, Inc.	122,000	711,260
	CT Communications, Inc.	663,407	20,824,346
	D&E Communications, Inc.	454,534	7,413,450
*	GoAmerica, Inc.	559	2,935
	IDT Corp.	687,548	8,284,953
#	IDT Corp. Class B	2,197,500	27,336,900

*	LCC International, Inc. Class A	605,415	2,270,306
* #	Level 3 Communications, Inc.	616,414	3,587,529
*	Metro One Telecommunications, Inc.	88,879	185,757
	Price Communications Corp.	1,507,706	35,204,935
*	SunCom Wireless Holdings, Inc.	195,040	3,276,672
	SureWest Communications	474,935	12,234,326
* #	Wireless Facilities, Inc.	116,128	190,450
*	Xeta Corp.	51,905	155,715
Total Telecommunication Services			125,709,185

Utilities — (0.6%)
#	Black Hills Corp.	3	123
	Connecticut Water Services, Inc.	239,966	5,749,585
	Delta Natural Gas Co., Inc.	26,900	687,295
#	Empire District Electric Co.	12,300	290,157
	Energy West, Inc.	2,700	40,230
	Florida Public Utilities Co.	3,400	42,160
*	Maine & Maritimes Corp.	1,320	35,878
#	New Jersey Resources Corp.	495,800	27,159,924
#	South Jersey Industries, Inc.	995,182	38,682,724
	Southwest Gas Corp.	1,700	64,872
	Unitil Corp.	16,353	459,519
Total Utilities			73,212,467
TOTAL COMMON STOCKS			10,780,746,049

RIGHTS/WARRANTS — (0.0%)
* #	Angeion Corp. Warrants 10/31/07	315	—
*	CSF Holding, Inc. Litigation Rights	40,500	—
*	Del Global Technologies Corp. Warrants 03/28/09	19,927	11,956
*	Imperial Credit Industries, Inc. Warrants 01/31/08	4,082	—
TOTAL RIGHTS/WARRANTS			11,956

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $46,940,000 FNMA 6.25%, 05/15/29, valued at $51,915,640) to be repurchased at $51,164,375	$51,157	51,157,000

SECURITIES LENDING COLLATERAL — (13.8%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $2,364,434,838 FNMA, rates ranging from 3.900% to 7.000%, maturities ranging from 09/01/13 to 05/01/37, valued at $1,690,173,232) to be repurchased at $1,641,186,924	1,640,945	1,640,944,885

@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $92,615,000 FHLB 5.000%, 02/04/09 & 5.250%, 09/13/13, & 5.500%, 06/21/07, valued at $93,922,221) to be repurchased at $89,901,770	89,889	89,888,511
TOTAL SECURITIES LENDING COLLATERAL		1,730,833,396

TOTAL INVESTMENTS — (100.0%) (Cost $10,326,890,333)		$12,562,748,401

See accompanying Notes to Financial Statements.

THE U.S. SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

		Shares	Value†

COMMON STOCKS — (80.4%)
Consumer Discretionary — (14.5%)
*	1-800 CONTACTS, Inc.	47,571	$943,333
*	1-800-FLOWERS.COM, Inc.	87,720	778,076
*	4Kids Entertainment, Inc.	43,300	732,203
*	99 Cents Only Stores	236,500	3,320,460
*	A.C. Moore Arts & Crafts, Inc.	68,500	1,558,375
	Aaron Rents, Inc.	150,600	4,319,208
	Aaron Rents, Inc. Class A	8,350	214,595
	Acme Communications, Inc.	50,702	278,861
	Acme United Corp.	10,800	157,680
*	ACR Group, Inc.	40,000	185,600
*	Advanced Marketing Services, Inc.	47,050	470
* #	Aeropostale, Inc.	101,350	4,692,505
*	AFC Enterprises, Inc.	100,412	1,955,022
*	Aftermarket Technology Corp.	74,304	2,226,891
	Aldila, Inc.	18,233	282,794
*	All American Semiconductor, Inc.	10,500	3,255
*	Alloy, Inc.	45,905	521,481
	Ambassadors Group, Inc.	68,576	2,350,785
#	Ambassadors International, Inc.	37,710	1,221,427
	American Axle & Manufacturing Holdings, Inc.	180,277	5,195,583
*	American Biltrite, Inc.	3,955	36,386
	American Greetings Corp. Class A	181,800	4,764,978
*	America’s Car-Mart, Inc.	34,700	474,002
	Ameristar Casinos, Inc.	181,772	5,398,628
*	AMS Health Sciences, Inc.	16,900	8,957
#	Applebees International, Inc.	196,476	5,147,671
	Arbitron, Inc.	100,799	5,277,836
	Arctic Cat, Inc.	41,730	798,712
	Ark Restaurants Corp.	10,259	358,039
*	Arlington Hospitality, Inc.	1,000	8
	ArvinMeritor, Inc.	242,500	5,063,400
	Asbury Automotive Group, Inc.	144,200	3,933,776
*	Ashworth, Inc.	42,018	344,548
* #	Audible, Inc.	82,532	826,971
*	Audiovox Corp. Class A	56,400	757,452
* #	Avatar Holdings, Inc.	27,927	2,304,815
* #	Bakers Footwear Group, Inc.	20,812	177,943
*	Ballantyne of Omaha, Inc.	46,621	291,381
*	Bally Technologies, Inc.	180,860	4,913,966
* #	Bally Total Fitness Holding Corp.	119,800	95,840

	Bandag, Inc.	28,300	1,436,225
	Bandag, Inc. Class A	9,300	471,975
*	Barry (R.G.) Corp.	34,270	373,200
	Bassett Furniture Industries, Inc.	31,504	452,082
	Beasley Broadcast Group, Inc.	23,652	203,171
#	Beazer Homes USA, Inc.	117,500	4,202,975
#	Bebe Stores, Inc.	134,037	2,409,985
*	Benihana, Inc.	1,100	35,893
*	Benihana, Inc. Class A	14,150	457,469
	Big 5 Sporting Goods Corp.	77,100	1,949,859
* #	Big Dog Holdings, Inc.	8,126	140,336
* #	Big Lots, Inc.	164,200	5,172,300
*	Birks & Mayors, Inc.	1,765	14,438
*	BJ’s Restaurants, Inc.	88,592	1,793,988
#	Blockbuster, Inc. Class A	408,500	1,805,570
*	Blockbuster, Inc. Class B	244,800	1,008,576
*	Blue Nile, Inc.	11,000	632,170
*	Bluegreen Corp.	94,665	1,130,300
	Blyth, Inc.	129,500	3,553,480
	Bob Evans Farms, Inc.	120,838	4,676,431
*	Bombay Co., Inc.	95,700	74,646
	Bon-Ton Stores, Inc.	49,214	2,347,508
	Books-A-Million, Inc.	54,954	905,092
	Borders Group, Inc.	201,976	4,502,045
*	Bright Horizons Family Solutions, Inc.	12,800	541,952
*	Broadview Institute, Inc.	200	393
	Brown Shoe Company, Inc.	146,575	4,344,483
*	Buca, Inc.	69,547	262,192
	Buckle, Inc.	101,600	4,155,440
*	Buffalo Wild Wings, Inc.	1,400	119,854
	Building Materials Holding Corp.	80,442	1,232,371
*	Cabela’s, Inc.	202,300	4,660,992
*	Cache, Inc.	55,355	922,768
*	California Coastal Communities, Inc.	36,862	646,191
*	California Pizza Kitchen, Inc.	65,812	2,413,326
	Callaway Golf Co.	248,700	4,518,879
	Canterbury Park Holding Corp.	4,408	61,271
#	Carmike Cinemas, Inc.	43,428	1,131,299
*	Carriage Services, Inc.	59,400	453,222
*	Carter’s, Inc.	200,780	5,445,154
*	Casual Male Retail Group, Inc.	129,740	1,523,148
*	Catalina Lighting, Inc.	1,760	12,584
	Catalina Marketing Corp.	149,300	4,762,670
	Cato Corp. Class A	104,850	2,280,487
*	Cavalier Homes, Inc.	60,749	301,923
*	Cavco Industries, Inc.	21,482	830,064
#	CBRL Group, Inc.	103,381	4,645,942
*	CEC Entertainment, Inc.	113,177	4,382,213
* #	Champion Enterprises, Inc.	260,400	2,960,748
*	Championship Auto Racing Teams, Inc.	1,697	—
*	Champps Entertainment, Inc.	36,790	176,224
#	Charles and Colvard, Ltd.	56,078	263,567

*	Charlotte Russe Holding, Inc.	86,100	2,397,885
* #	Charming Shoppes, Inc.	402,427	5,014,240
* #	Charter Communications, Inc.	1,436,475	5,760,265
	Cherokee, Inc.	30,818	1,442,591
	Christopher & Banks Corp.	116,013	2,191,486
*	Chromcraft Revington, Inc.	6,200	46,810
	Churchill Downs, Inc.	45,693	2,349,991
	Citadel Broadcasting Co.	376,490	3,124,867
* #	Citi Trends, Inc.	46,454	1,882,781
#	CKE Restaurants, Inc.	229,800	5,007,342
	Coachmen Industries, Inc.	41,100	422,097
	Coast Distribution System, Inc.	9,451	61,810
	Cobra Electronics Corp.	7,678	74,477
	Coinmach Service Corp. Class A	99,415	1,093,565
*	Coinstar, Inc.	94,600	2,988,414
	Collectors Universe, Inc.	27,572	382,975
	Collegiate Pacific, Inc.	33,300	296,370
*	Comstock Homebuilding Companies, Inc.	11,250	35,437
*	Concord Camera Corp.	18,925	81,378
*	Congoleum Corp. Class A	3,500	4,007
* #	Conn’s, Inc.	80,984	2,457,864
	Cooper Tire & Rubber Co.	208,700	5,023,409
*	Corinthian Colleges, Inc.	293,798	4,292,389
* #	Cosi, Inc.	55,300	266,546
* #	Cost Plus, Inc.	68,975	637,329
*	Cost-U-Less, Inc.	2,900	26,854
	Courier Corp.	43,690	1,756,358
*	Cox Radio, Inc.	121,500	1,783,620
	CPI Corp.	21,648	1,717,769
	Craftmade International, Inc.	16,198	286,057
* #	Crown Media Holdings, Inc.	252,034	1,875,133
*	CSK Auto Corp.	148,690	2,706,158
	CSS Industries, Inc.	35,400	1,355,466
*	Culp, Inc.	35,781	314,873
* #	Cumulus Media, Inc. Class A	146,780	1,376,796
	Cutter & Buck, Inc.	34,885	499,902
*	Cybex International, Inc.	58,225	395,930
*	Cycle Country Accessories Corp.	15,900	29,415
*	Daily Journal Corp.	200	8,259
	Deb Shops, Inc.	48,720	1,353,442
* #	Deckers Outdoor Corp.	42,800	3,761,692
	Decorator Industries, Inc.	2,862	19,748
*	dELiA*s, Inc.	49,457	391,205
	Delta Apparel, Inc.	14,780	246,678
*	Delta Woodside Industries, Inc.	150	1
*	Design Within Reach, Inc.	45,548	280,576
*	DG Fastchannel, Inc.	54,090	1,128,317
*	Diedrich Coffee, Inc.	3,925	16,171
*	Directed Electronics, Inc.	8,500	75,395
*	Dixie Group, Inc.	35,800	449,290
* #	Dominion Homes, Inc.	22,400	110,432
	Domino’s Pizza, Inc.	186,500	3,659,130

*	Dorman Products, Inc.	31,633	451,403
	Dover Downs Gaming & Entertainment, Inc.	53,215	778,003
	Dover Motorsports, Inc.	55,812	319,803
* #	Drew Industries, Inc.	73,896	2,489,556
*	drugstore.com, Inc.	300,879	761,224
	DRYCLEAN USA, Inc.	300	573
* #	DSW, Inc.	55,200	2,109,744
*	Duckwall-ALCO Stores, Inc.	4,953	196,634
*	Dura Automotive Systems, Inc.	49,600	22,320
*	E Com Ventures, Inc.	2,175	54,201
* #	Educate, Inc.	91,100	723,334
	Educational Development Corp.	2,398	19,664
*	ELXSI Corp.	1,800	4,365
*	EMAK Worldwide, Inc.	11,146	36,224
*	Emerging Vision, Inc.	19,400	4,850
*	Emerson Radio Corp.	86,222	279,359
	Emmis Communications Corp. Class A	107,099	1,112,759
*	Enesco Group, Inc.	34,900	698
* #	Enova Systems, Inc.	44	301
	Entercom Communications Corp.	110,700	2,944,620
*	Entravision Communications Corp.	214,817	2,188,985
* #	Escala Group, Inc.	81,570	247,157
	Escalade, Inc.	14,450	137,275
#	Ethan Allen Interiors, Inc.	107,900	3,917,849
*	Everlast Worldwide, Inc.	1,500	34,725
*	Factory Card & Party Outlet Corp.	1,300	16,016
*	Fairchild Corp. Class A	54,352	96,203
*	Famous Dave’s of America, Inc.	34,423	733,898
	Fedders Corp.	93,410	23,352
	Federal Screw Works	1,562	19,915
*	Federal-Mogul Corp.	57,900	67,164
	Finish Line, Inc. Class A	142,534	1,824,435
*	Finlay Enterprises, Inc.	27,000	141,750
*	Flanigan’s Enterprises, Inc.	5,780	65,025
* #	Fleetwood Enterprises, Inc.	217,800	2,027,718
	Flexsteel Industries, Inc.	9,988	141,330
*	Foamex International, Inc.	9,139	126,118
	Footstar, Inc.	26,700	122,019
*	Fossil, Inc.	215,900	6,738,239
*	Fountain Powerboat Industries, Inc.	9,875	26,662
*	Franklin Covey Co.	66,696	499,553
*	Franklin Electronic Publishers, Inc.	9,100	22,386
	Fred’s, Inc.	135,450	1,947,771
*	Friendly Ice Cream Corp.	7,200	97,920
	Frisch’s Restaurants, Inc.	7,400	233,840
*	Fuel Systems Solutions, Inc.	51,401	837,836
*	Full House Resorts, Inc.	2,600	9,100
#	Furniture Brands International, Inc.	153,400	2,224,300
* #	Gaiam, Inc.	5,400	87,048
*	GameTech International, Inc.	42,660	415,935
	Gaming Partners International Corp.	26,023	368,225
*	Gander Mountain Co.	67,854	880,066

*	Gemstar-TV Guide International, Inc.	1,321,214	6,077,584
*	Genesco, Inc.	76,400	3,999,540
*	Gentek, Inc.	35,283	1,244,079
*	G-III Apparel Group, Ltd.	57,239	1,184,847
*	Gottschalks, Inc.	45,702	575,388
	Gray Television, Inc.	136,060	1,397,336
	Gray Television, Inc. Class A	6,600	69,762
*	Great Wolf Resorts, Inc.	10,600	150,202
	Group 1 Automotive, Inc.	77,100	3,253,620
* #	GSI Commerce, Inc.	157,422	3,601,815
* #	Guitar Center, Inc.	100,300	5,379,089
*	Gymboree Corp.	104,374	4,665,518
*	Hampshire Group, Ltd.	8,200	136,735
#	Hancock Fabrics, Inc.	58,400	146,000
	Handleman Co.	64,905	456,931
*	Harolds Stores, Inc.	1,908	534
*	Harris Interactive, Inc.	194,100	1,085,019
*	Hartmarx Corp.	108,000	707,400
*	Hastings Entertainment, Inc.	23,620	169,828
	Haverty Furniture Co., Inc.	58,400	711,896
	Haverty Furniture Co., Inc. Class A	400	4,812
*	Hawk Corp.	24,700	326,040
*	Hayes Lemmerz International, Inc.	300,839	1,723,807
*	Hibbett Sporting Goods, Inc.	107,855	3,016,704
*	Hollywood Media Corp.	115,245	509,383
* #	Home Solutions of America, Inc.	155,500	1,163,140
*	Hot Topic, Inc.	150,400	1,666,432
* #	Hovnanian Enterprises, Inc. Class A	56,800	1,434,768
* #	Iconix Brand Group, Inc.	221,851	4,936,185
#	IHOP Corp.	60,800	3,535,520
	ILX Resorts, Inc.	7,863	68,015
*	Image Entertainment, Inc.	70,802	303,741
* #	Infosonics Corp.	43,300	131,199
*	Insignia Systems, Inc.	17,050	66,324
	Interface, Inc. Class A	184,806	3,119,525
*	International Textile Group, Inc.	118	773
*	Interstate Hotels & Resorts, Inc.	96,840	595,566
*	INVESTools, Inc.	216,008	2,639,618
*	ION Media Networks, Inc.	115,000	165,600
* #	iRobot Corp.	73,549	1,210,617
* #	Isle of Capri Casinos, Inc.	117,144	2,895,800
	J. Alexander’s Corp.	17,182	232,816
	Jackson Hewitt Tax Service, Inc.	113,700	3,439,425
*	Jaclyn, Inc.	1,535	13,354
*	Jakks Pacific, Inc.	85,426	2,244,141
*	Jennifer Convertibles, Inc.	11,100	56,499
*	Jo-Ann Stores, Inc.	80,606	2,726,095
*	Johnson Outdoors, Inc.	12,900	245,229
* #	Jos. A. Bank Clothiers, Inc.	61,250	2,578,012
	Journal Communications, Inc. Class A	51,600	709,500
	Journal Register Co.	132,100	741,081
*	K2, Inc.	162,793	2,484,221

	Kellwood Co.	73,676	2,122,606
	Kenneth Cole Productions, Inc. Class A	40,550	1,013,750
*	Keystone Automotive Industries, Inc.	53,799	2,222,437
	Kimball International, Inc. Class B	89,010	1,214,986
*	Kirkland’s, Inc.	56,372	268,894
*	Knology, Inc.	104,700	1,948,467
	Koss Corp.	8,281	159,409
* #	Krispy Kreme Doughnuts, Inc.	219,800	1,874,894
*	KSW, Inc.	20,682	146,849
	K-Swiss, Inc. Class A	84,800	2,460,048
	LaCrosse Footwear, Inc.	9,972	170,521
*	Lakeland Industries, Inc.	14,208	195,786
*	Lakes Entertainment, Inc.	73,287	835,472
	Landry’s Restaurants, Inc.	66,700	1,951,642
*	Lazare Kaplan International, Inc.	9,800	85,260
#	La-Z-Boy, Inc.	170,200	2,001,552
* #	Leapfrog Enterprises, Inc.	16,400	182,204
* #	Lear Corp.	134,600	4,801,182
#	Lee Enterprises, Inc.	133,200	3,345,984
*	Lenox Group, Inc.	40,700	299,959
	Levitt Corp. Class A	51,721	483,591
	Libbey, Inc.	48,900	1,096,338
	Liberty Homes, Inc. Class A	200	820
*	LIFE TIME FITNESS, Inc.	98,300	5,030,994
#	Lifetime Brands, Inc.	42,398	892,902
*	Lin TV Corp.	95,000	1,855,350
*	Lincoln Educational Services	25,068	363,235
	Lithia Motors, Inc. Class A	52,109	1,400,690
*	Live Nation, Inc.	222,826	4,991,302
* #	LKQ Corp.	181,300	4,527,061
*	Lodgenet Entertainment Corp.	75,434	2,676,398
*	Lodgian, Inc.	81,306	1,235,038
*	LOUD Technologies, Inc.	2,380	15,541
*	Luby’s, Inc.	85,900	828,076
#	M/I Homes, Inc.	44,500	1,280,710
*	Mace Security International, Inc.	46,700	117,217
*	Magna Entertainment Corp.	20,200	69,488
*	Maidenform Brands, Inc.	78,100	1,463,594
#	Marine Products Corp.	123,598	1,003,616
* #	MarineMax, Inc.	59,275	1,231,734
	Martha Stewart Living Omnimedia, Inc.	86,900	1,560,724
	Matthews International Corp. Class A	111,467	4,927,956
*	Max & Erma’s Restaurants, Inc.	2,510	22,515
*	McCormick & Schmick’s Seafood Restaurants, Inc.	49,226	1,385,712
	McRae Industries, Inc. Class A	2,500	32,712
*	Meade Instruments Corp.	52,332	107,804
	Media General, Inc. Class A	78,100	2,846,745
*	Mediacom Communications Corp.	273,041	2,550,203
* #	Meritage Homes Corp.	93,890	3,257,044
*	Midas, Inc.	50,590	1,136,757
*	Mity Enterprises, Inc.	12,657	269,468
	Modine Manufacturing Co.	108,695	2,555,419

	Monaco Coach Corp.	95,250	1,467,802
*	Monarch Casino & Resort, Inc.	64,873	1,771,682
	Monro Muffler Brake, Inc.	48,723	1,883,144
*	Morgans Hotel Group	8,100	199,098
*	Morgan’s Foods, Inc.	800	9,600
*	Mothers Work, Inc.	18,254	681,422
*	Motorcar Parts of America, Inc.	2,400	31,200
	Movado Group, Inc.	66,900	2,229,777
#	Movie Gallery, Inc.	104,561	246,764
*	Movie Star, Inc.	54,172	113,761
* #	MTR Gaming Group, Inc.	93,451	1,472,788
* #	Multimedia Games, Inc.	93,835	1,191,704
*	Nathan’s Famous, Inc.	18,605	279,075
*	National Lampoon, Inc.	6,800	12,920
	National Presto Industries, Inc.	7,519	455,802
*	National RV Holdings, Inc.	30,000	47,700
*	Nature Vision, Inc.	500	1,450
#	Nautilus Group, Inc.	105,000	1,352,400
* #	Navarre Corp.	77,360	297,836
* #	Netflix, Inc.	225,882	4,951,333
*	Nevada Gold & Casinos, Inc.	37,550	87,116
	New Frontier Media, Inc.	82,464	728,157
*	New York & Co., Inc.	3,200	39,136
* #	Nitches, Inc.	2,592	9,824
*	Nobel Learning Communities, Inc.	12,951	206,439
	Nobility Homes, Inc.	13,993	296,792
	Noble International, Ltd.	48,025	946,573
*	NTN Communications, Inc.	134,393	147,832
#	Oakley, Inc.	227,100	5,772,882
*	Odd Job Stores, Inc.	12,700	1,397
#	Orleans Homebuilders, Inc.	58,200	482,478
*	O’Charleys, Inc.	77,062	1,740,831
* #	Outdoor Channel Holdings, Inc.	81,700	817,817
* #	Overstock.com, Inc.	77,900	1,434,918
	Oxford Industries, Inc.	58,700	2,672,611
*	P & F Industries, Inc. Class A	3,000	31,920
* #	P.F. Chang’s China Bistro, Inc.	85,200	3,304,908
*	Pacific Sunwear of California, Inc.	230,620	4,587,032
* #	Palm Harbor Homes, Inc.	74,011	1,182,696
*	Papa John’s International, Inc.	108,100	3,345,695
*	Payless ShoeSource, Inc.	226	8,073
*	PC Mall, Inc.	40,317	495,093
*	Perry Ellis International, Inc.	43,500	1,363,290
*	PetMed Express, Inc.	79,965	1,032,348
*	Phoenix Footwear Group, Inc.	18,700	51,425
	Pier 1 Imports, Inc.	287,800	2,167,134
*	Pinnacle Entertainment, Inc.	148,800	4,553,280
*	Playboy Enterprises, Inc. Class A	4,700	50,243
* #	Playboy Enterprises, Inc. Class B	93,500	1,014,475
*	Point.360	12,584	71,855
* #	PokerTek, Inc.	11,900	148,750
*	Pomeroy IT Solutions, Inc.	39,137	379,238

* #	Premier Exhibitions, Inc.	81,020	1,132,660
#	Pre-Paid Legal Services, Inc.	47,950	3,115,311
* #	Priceline.com, Inc.	124,616	7,706,253
*	PRIMEDIA, Inc.	873,338	2,611,281
*	Princeton Review, Inc.	87,660	572,420
* #	Progressive Gaming International Corp.	110,975	640,326
*	Proliance International, Inc.	48,249	138,475
*	ProQuest Co.	82,600	702,100
*	QEP Co., Inc.	2,375	15,200
*	Quaker Fabric Corp.	42,450	47,968
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	148,096	265,092
* #	Quiksilver, Inc.	397,200	5,604,492
*	Radio One, Inc. Class D	274,449	2,061,112
*	Rare Hospitality International, Inc.	112,455	3,265,693
*	RC2 Corp.	69,091	3,104,950
*	RCN Corp.	124,349	3,500,424
*	Reading International, Inc. Class A	17,549	159,520
*	Reading International, Inc. Class B	1,060	9,778
*	Red Lion Hotels Corp.	63,100	811,466
*	Red Robin Gourmet Burgers, Inc.	54,449	2,337,496
*	RedEnvelope, Inc.	27,948	195,636
*	Regent Communications, Inc.	110,302	382,748
*	Rentrak Corp.	35,200	562,144
* #	Restoration Hardware, Inc.	123,581	773,617
*	Retail Ventures, Inc.	155,689	3,018,810
*	Rex Stores Corp.	25,800	409,188
*	Riviera Holdings Corp.	10,800	387,504
*	Rockford Corp.	25,770	64,683
*	Rocky Brands, Inc.	17,000	269,790
*	Rubio’s Restaurants, Inc.	32,295	385,925
	Ruby Tuesday, Inc.	195,600	5,392,692
	Russ Berrie & Co., Inc.	59,900	1,016,503
*	Ruth’s Chris Steak House, Inc.	9,400	172,114
*	S&K Famous Brands, Inc.	2,100	28,875
*	Saga Communications, Inc. Class A	57,425	532,904
	Salem Communications Corp.	59,769	723,205
*	Salton, Inc.	49,800	89,142
	Sauer-Danfoss, Inc.	158,799	4,316,157
*	Schieb (Earl), Inc.	2,200	8,580
*	Scholastic Corp.	135,933	4,318,591
* #	Select Comfort Corp.	168,562	3,054,343
* #	Sharper Image Corp.	48,681	555,450
	Shiloh Industries, Inc.	53,328	515,148
*	Shoe Carnival, Inc.	44,679	1,308,201
*	Shoe Pavilion, Inc.	6,100	15,006
* #	Shuffle Master, Inc.	105,330	2,025,496
*	Silverleaf Resorts, Inc.	16,600	81,340
#	Sinclair Broadcast Group, Inc. Class A	161,000	2,466,520
* #	Six Flags, Inc.	262,805	1,626,763
*	Skechers U.S.A., Inc. Class A	104,500	3,354,450
	Skyline Corp.	26,000	861,640
* #	Smith & Wesson Holding Corp.	131,000	1,824,830

*	Smith & Wollensky Restaurant Group, Inc.	13,000	142,220
	Sonesta International Hotels Corp. Class A	300	7,290
	Sonic Automotive, Inc.	101,900	3,172,147
*	Sonic Corp.	296,603	7,231,181
* #	Source Interlink Companies, Inc.	155,300	843,279
*	Spanish Broadcasting System, Inc.	124,100	586,993
*	SPAR Group, Inc.	2,800	2,548
	Spartan Motors, Inc.	70,417	2,470,933
	Speedway Motorsports, Inc.	75,730	3,056,463
*	Sport Chalet, Inc. Class A	4,625	47,175
*	Sport Chalet, Inc. Class B	1,350	14,094
*	Sport-Haley, Inc.	2,900	12,383
	Stage Stores, Inc.	144,180	3,013,362
*	Stamps.com, Inc.	68,523	935,339
	Standard Motor Products, Inc.	59,400	923,670
#	Standard Pacific Corp.	209,400	4,464,408
	Stanley Furniture, Inc.	31,838	731,956
	Star Buffet, Inc.	2,700	21,870
	Stein Mart, Inc.	144,436	1,811,227
	Steinway Musical Instruments, Inc.	21,200	816,624
	Steven Madden, Ltd.	65,199	2,124,183
	Stewart Enterprises, Inc.	277,399	2,147,068
*	Stoneridge, Inc.	62,859	788,252
*	Strattec Security Corp.	6,237	296,944
	Strayer Education, Inc.	8,100	1,013,796
	Stride Rite Corp.	109,300	2,202,395
	Sturm Ruger & Co., Inc.	83,400	1,156,758
	Sun-Times Media Group, Inc. Class A	218,400	1,203,384
#	Superior Industries International, Inc.	85,200	1,923,816
	Superior Uniform Group, Inc.	8,000	102,800
*	Syms Corp.	28,800	601,344
* #	Syntax-Brillian Corp.	203,987	1,236,161
#	Systemax, Inc.	118,268	2,572,329
*	Tag-It Pacific, Inc.	40,500	26,730
#	Talbots, Inc.	172,700	3,756,225
	Tandy Brand Accessories, Inc.	14,600	173,448
*	Tandy Leather Factory, Inc.	35,262	252,829
*	Tarragon Corp.	11,900	123,165
*	Tarrant Apparel Group	78,937	108,144
#	Tempur-Pedic International, Inc.	251,600	6,380,576
*	Tenneco Automotive, Inc.	151,000	4,924,110
*	Texas Roadhouse, Inc.	20,100	278,385
*	The Children’s Place Retail Stores, Inc.	91,873	5,187,150
* #	The Dress Barn, Inc.	211,804	4,890,554
*	The Hallwood Group, Inc.	456	37,478
	The Marcus Corp.	71,100	1,661,607
	The Pep Boys - Manny, Moe & Jack	179,500	3,823,350
*	The Rowe Companies	13,200	13
*	The Sports Club Co., Inc.	19,400	30,264
*	The Steak n Shake Co.	90,618	1,377,394
* #	TiVo, Inc.	321,226	2,007,662
#	TOUSA, Inc.	157,240	643,112

	Traffix, Inc.	49,251	285,163
*	Trans World Entertainment Corp.	76,000	382,280
	Triarc Companies, Inc. Class A	94,890	1,558,094
	Triarc Companies, Inc. Class B	210,463	3,251,653
*	Triple Crown Media, Inc.	16,655	157,223
* #	True Religion Apparel, Inc.	77,307	1,451,052
* #	Trump Entertainment Resorts, Inc.	85,059	1,368,599
#	Tuesday Morning Corp.	136,455	1,902,183
	Tupperware Corp.	201,400	5,822,474
* #	Tween Brands, Inc.	105,500	4,592,415
*	Tweeter Home Entertainment Group, Inc.	72,700	29,807
*	Ultimate Electronics, Inc.	858	—
*	Unapix Entertainment, Inc.	6,100	31
*	Unifi, Inc.	187,634	564,778
	Unifirst Corp.	47,226	1,972,158
#	United Auto Group, Inc.	76,800	1,707,264
*	United Retail Group, Inc.	41,866	501,973
*	Universal Electronics, Inc.	47,153	1,579,625
* #	Universal Technical Institute, Inc.	92,720	2,189,119
* #	Vail Resorts, Inc.	92,100	5,521,395
*	Valassis Communications, Inc.	158,000	2,829,780
	Value Line, Inc.	11,876	516,606
*	ValueVision Media, Inc. Class A	122,745	1,371,062
*	Varsity Group, Inc.	54,737	56,379
* #	VCG Holding Corp.	55,710	412,254
*	Vertrue, Inc.	31,000	1,495,750
*	Virco Manufacturing Corp.	31,844	196,159
	Visteon Corp.	425,700	3,443,913
*	Volcom, Inc.	5,710	248,385
*	Warnaco Group, Inc.	150,017	5,159,085
*	Waxman Industries, Inc.	600	4,968
* #	WCI Communities, Inc.	133,900	2,803,866
*	Wells-Gardner Electronics Corp.	31,138	97,773
*	West Marine, Inc.	68,368	1,018,000
*	Western Metals Corp.	5,300	2,168
	Westwood One, Inc.	267,600	2,156,856
*	Wet Seal, Inc. Class A	316,978	1,974,773
	Weyco Group, Inc.	600	15,540
*	Williams Controls, Inc.	4,100	68,265
*	Wilsons The Leather Experts, Inc.	113,445	153,151
*	Winmark Corp.	10,766	201,862
#	Winnebago Industries, Inc.	104,234	3,231,254
* #	WisdomTree Investments, Inc.	4,500	26,325
* #	WMS Industries, Inc.	107,881	4,569,839
	Wolverine World Wide, Inc.	183,400	5,324,102
	World Wrestling Entertainment, Inc.	77,000	1,348,270
*	Xanadoo Co.	170	54,400
	Xerium Technologies, Inc.	49,100	384,453
*	Young Broadcasting, Inc. Class A	66,011	260,743
*	Zale Corp.	161,600	4,340,576
* #	Zumiez, Inc.	22,300	860,780
Total Consumer Discretionary			734,049,886

Consumer Staples — (3.2%)
#	Alico, Inc.	24,595	1,474,224
*	Alliance One International, Inc.	325,316	3,126,287
#	American Italian Pasta Co.	57,100	605,260
#	Andersons, Inc.	60,510	2,365,941
*	Atlantic Premium Brands, Ltd.	1,900	1,520
*	Bactolac Pharmaceutical, Inc.	1	1,375
*	Boston Beer Co., Inc. Class A	32,800	1,256,240
*	Bridgford Foods Corp.	10,900	79,788
*	Cagle’s, Inc. Class A	2,000	15,960
	Calavo Growers, Inc.	31,804	428,400
	Cal-Maine Foods, Inc.	71,800	958,530
* #	Carrington Laboratories, Inc.	32,107	52,977
	Casey’s General Stores, Inc.	171,810	4,640,588
	CCA Industries, Inc.	20,266	186,447
* #	Central European Distribution Corp.	136,239	4,701,608
* #	Central Garden & Pet Co.	70,900	1,017,415
*	Central Garden & Pet Co. Class A	141,800	1,888,776
* #	Chattem, Inc.	64,300	4,093,981
#	Chiquita Brands International, Inc.	143,396	2,629,883
	Coca-Cola Bottling Co. Consolidated	5,900	326,624
*	Cuisine Solutions, Inc.	54,122	329,603
*	Darling International, Inc.	274,800	2,486,940
	Delta & Pine Land Co.	107,700	4,507,245
	Diamond Foods, Inc.	10,900	179,523
* #	Elizabeth Arden, Inc.	94,400	2,210,848
	Farmer Brothers Co.	27,500	611,875
	Flowers Foods, Inc.	182,337	6,290,626
*	Galaxy Nutritional Foods, Inc.	400	278
*	Genesee Corp. Class B	200	420
	Glacier Water Services, Inc.	3,500	134,750
	Golden Enterprises, Inc.	13,100	40,872
#	Great Atlantic & Pacific Tea Co., Inc.	142,100	4,903,871
*	Green Mountain Coffee, Inc.	25,501	1,725,143
*	Griffin Land & Nurseries, Inc. Class A	2,471	92,588
*	Hain Celestial Group, Inc.	134,095	3,835,117
*	Hines Horticulture, Inc.	22,640	24,678
*	IGI, Inc.	2,100	1,659
#	Imperial Sugar Co. (New)	25,720	730,962
	Ingles Market, Inc. Class A	41,559	1,483,241
*	Integrated Biopharma, Inc.	41,400	250,056
	Inter Parfums, Inc.	67,136	1,782,461
* #	Interstate Bakeries Corp.	81,300	243,900
	J & J Snack Foods Corp.	63,017	2,478,459
*	Katy Industries, Inc.	11,599	16,819
	Lancaster Colony Corp.	107,485	4,708,918
	Lance, Inc.	105,092	2,495,935
* #	Lifeway Foods, Inc.	56,970	570,839
	Longs Drug Stores Corp.	115,800	6,633,024
#	Mannatech, Inc.	87,200	1,222,544
* #	Maui Land & Pineapple Co., Inc.	24,928	878,712

* #	Medifast, Inc.	41,900	365,787
#	MGP Ingredients, Inc.	52,855	901,706
*	Monterey Pasta Co.	55,287	237,734
#	Nash Finch Co.	43,640	2,053,262
* #	National Beverage Corp.	153,960	2,150,821
*	Natrol, Inc.	20,400	65,688
*	Natural Alternatives International, Inc.	20,409	157,557
* #	Natural Health Trends Corp.	10,974	38,738
	Nature’s Sunshine Products, Inc.	40,784	469,016
	Nu Skin Enterprises, Inc. Class A	223,100	3,913,174
	Oil-Dri Corp. of America	5,125	88,355
*	Omega Protein Corp.	44,523	390,021
* #	Pantry, Inc.	72,600	3,162,456
* #	Parlux Fragrances, Inc.	59,046	263,345
*	Pathmark Stores, Inc.	166,778	2,168,114
*	Peet’s Coffee & Tea, Inc.	45,657	1,190,278
*	Performance Food Group Co.	123,587	4,387,338
*	Pizza Inn, Inc.	9,700	25,220
*	Playtex Products, Inc.	208,700	3,109,630
*	Prestige Brands Holdings, Inc.	900	11,835
	PriceSmart, Inc.	97,168	1,991,944
*	Pyramid Breweries, Inc.	28,963	103,977
#	Ralcorp Holdings, Inc.	85,900	4,995,944
	Reddy Ice Holdings, Inc.	10,700	326,564
*	Redhook Ale Brewery, Inc.	25,393	181,052
	Reliv International, Inc.	54,547	570,016
* #	Revlon, Inc.	1,356,516	1,885,557
	Rocky Mountain Chocolate Factory, Inc.	19,420	306,836
	Ruddick Corp.	157,792	4,937,312
*	San Filippo (John B.) & Son, Inc.	25,990	287,449
	Sanderson Farms, Inc.	66,400	2,854,536
*	Scheid Vineyards, Inc.	440	15,092
*	Schiff Nutrition International, Inc.	10,200	70,992
	Seaboard Corp.	1,190	2,639,420
*	Seneca Foods Corp. Class A	200	5,664
*	Seneca Foods Corp. Class B	1,300	37,843
*	Smart & Final Food, Inc.	101,522	2,234,499
*	Smithfield Foods, Inc.	4,678	150,234
	Spartan Stores, Inc.	71,375	1,884,300
* #	Spectrum Brands, Inc.	161,400	1,355,760
*	Standard Management Corp.	7,300	876
* #	Star Scientific, Inc.	245,395	255,211
	Stephan Co.	3,400	13,090
	Tasty Baking Co.	23,100	196,812
	The Topps Co., Inc.	123,848	1,265,727
*	Tofutti Brands, Inc.	15,630	46,890
	Tootsie Roll Industries, Inc.	120,205	3,377,760
*	United Natural Foods, Inc.	136,113	3,725,413
	United-Guardian, Inc.	6,700	85,760
	Universal Corp.	85,700	5,447,949
* #	USANA Health Services, Inc.	59,260	2,304,029
#	Vector Group, Ltd.	188,333	3,632,944

*	Vermont Pure Holdings, Ltd.	16,800	32,256
	WD-40 Co.	54,489	1,816,118
	Weis Markets, Inc.	89,003	3,816,449
*	Wild Oats Markets, Inc.	91,369	1,571,547
*	Zapata Corp.	25,092	171,629
Total Consumer Staples			160,469,256

Energy — (4.8%)
* #	Abraxas Petroleum Corp.	122,000	486,780
	Adams Resources & Energy, Inc.	13,400	427,728
* #	Allis-Chalmers Energy, Inc.	116,500	2,353,300
* #	Alpha Natural Resources, Inc.	59,000	1,136,930
* #	American Oil & Gas, Inc.	128,371	661,111
*	Arena Resources, Inc.	49,800	2,533,824
	Atlas America, Inc.	98,929	4,908,882
* #	ATP Oil & Gas Corp.	99,500	4,512,325
* #	Atwood Oceanics, Inc.	102,352	6,718,385
	Barnwell Industries, Inc.	18,106	375,156
*	Basic Energy Services, Inc.	5,400	144,180
	Berry Petroleum Corp. Class A	138,700	5,052,841
*	Bill Barret Corp.	16,900	638,651
*	Bois d’Arc Energy, Inc.	15,200	261,136
* #	Bolt Technology Corp.	19,000	838,470
*	Boots & Coots International Well Control, Inc.	196,300	406,341
*	BPZ Energy, Inc.	544	3,558
*	Brigham Exploration Co.	145,713	916,535
*	Bristow Group, Inc.	75,000	3,694,500
*	Callon Petroleum Co.	67,862	967,033
#	CARBO Ceramics, Inc.	83,050	3,687,420
* #	Carrizo Oil & Gas, Inc.	88,196	3,586,931
	CKX Lands, Inc.	2,000	27,000
*	Clayton Williams Energy, Inc.	38,576	976,359
*	Complete Production Services, Inc.	197,160	5,293,746
*	Comstock Resources, Inc.	149,100	4,526,676
*	Contango Oil & Gas Co.	52,250	1,775,455
*	Dawson Geophysical Co.	25,800	1,373,334
* #	Delta Petroleum Corp.	188,815	3,708,327
* #	Dril-Quip, Inc.	131,200	6,365,824
* #	Dune Energy, Inc.	71,500	150,865
* #	Edge Petroleum Corp.	55,813	807,056
*	Encore Acquisition Co.	172,340	4,747,967
*	Endeavour International Corp.	288,400	594,104
*	Energy Partners, Ltd.	106,300	1,828,360
* #	Evergreen Energy, Inc.	229,400	1,585,154
*	Evolution Petroleum Corp.	9,000	27,630
* #	EXCO Resources, Inc.	68,600	1,239,602
* #	FX Energy, Inc.	120,954	1,207,121
* #	Gasco Energy, Inc.	237,895	551,916
*	Giant Industries, Inc.	42,500	3,273,350
* #	Goodrich Petroleum Corp.	96,200	3,426,644
* #	Grey Wolf, Inc.	629,900	4,988,808
* #	GSV, Inc.	1,340	214

	Gulf Island Fabrication, Inc.	46,177	1,529,844
*	Gulfmark Offshore, Inc.	77,414	3,888,505
*	Gulfport Energy Corp.	118,018	2,254,144
*	Hanover Compressor Co.	246,600	6,165,000
*	Harvest Natural Resources, Inc.	127,600	1,208,372
*	Horizon Offshore, Inc.	11,859	200,654
* #	Hornbeck Offshore Services, Inc.	85,200	3,400,332
* #	Houston American Energy Corp.	94,956	484,276
*	Houston Exploration Co.	22,797	1,368,732
*	Infinity, Inc.	51,811	165,795
* #	Input/Output, Inc.	277,100	4,441,913
*	Key Energy Group, Inc.	111,900	2,075,745
*	Lone Star Technologies, Inc.	101,200	6,818,856
	Lufkin Industries, Inc.	49,612	3,170,703
*	Mariner Energy, Inc.	253,300	6,327,434
	MarkWest Hydrocarbon, Inc.	40,823	2,429,377
*	Matrix Service Co.	87,594	2,238,027
* #	McMoran Exploration Co.	87,664	1,328,110
*	Meridian Resource Corp.	276,300	809,559
* #	Metretek Technologies, Inc.	52,200	728,190
*	Mexco Energy Corp.	300	1,545
*	Miller Petroleum, Inc.	569	279
*	Mitcham Industries, Inc.	32,700	545,109
*	NATCO Group, Inc. Class A	57,200	2,460,172
*	National Coal Corp.	67,500	338,850
*	Natural Gas Services Group	39,089	660,213
*	Newpark Resources, Inc.	296,900	2,342,541
*	Oil States International, Inc.	162,653	6,332,081
*	OMNI Energy Services Corp.	59,400	649,242
* #	Pacific Ethanol, Inc.	132,960	1,789,642
	Panhandle Royalty Co.	9,940	252,973
*	Parallel Petroleum Corp.	123,900	2,857,134
*	Parker Drilling Co.	363,000	4,243,470
	Penn Virginia Corp.	61,700	4,923,660
*	Petrohawk Energy Corp.	384,456	6,266,633
*	Petroleum Development Corp.	50,033	2,550,182
*	PetroQuest Energy, Inc.	157,600	2,231,616
*	PHI, Inc. Non-Voting	40,500	1,154,250
*	Pioneer Drilling Co.	160,200	2,468,682
*	Quest Resource Corp.	54,091	474,378
* #	Rentech, Inc.	438,400	1,074,080
	Royale Energy, Inc.	8,917	31,388
	RPC, Inc.	339,600	5,766,408
*	Stone Energy Corp.	72,763	2,374,257
* #	SulphCo, Inc.	195,500	754,630
*	Superior Well Services, Inc.	13,600	352,512
*	Swift Energy Corp.	98,400	4,234,152
* #	Syntroleum Corp.	161,726	483,561
*	T-3 Energy Services, Inc.	1,250	36,500
* #	Teton Energy Corp.	51,786	240,287
* #	TETRA Technologies, Inc.	161,500	4,510,695
*	TGC Industries, Inc.	54,551	591,878

* #	Torch Offshore, Inc.	30	—
* #	Toreador Resources Corp.	53,518	832,740
* #	Transmeridian Exploration, Inc.	288,400	663,320
*	Trico Marine Services, Inc.	48,919	2,059,979
* #	Tri-Valley Corp.	76,910	678,346
* #	TXCO Resources, Inc.	131,434	1,499,662
*	Union Drilling, Inc.	7,700	117,425
*	Universal Compression Holdings, Inc.	83,949	6,238,250
	USEC, Inc.	287,431	6,639,656
* #	VAALCO Energy, Inc.	186,700	894,293
* #	Warren Resources, Inc.	122,800	1,624,644
* #	Westmoreland Coal Co.	28,700	803,600
*	Westside Energy Corp.	55,600	181,256
*	W-H Energy Services, Inc.	99,900	6,373,620
*	Whiting Petroleum Corp.	121,960	5,408,926
#	World Fuel Services Corp.	96,900	3,964,179
Total Energy			244,793,993

Financials — (11.0%)
*	1st Constitution Bancorp	579	10,448
	1st Independence Financial Group, Inc.	3,373	57,307
	1st Source Corp.	69,074	1,809,739
#	21st Century Holding Co.	25,550	292,036
	21st Century Insurance Group	267,732	5,836,558
	Abigail Adams National Bancorp, Inc.	463	6,473
	Access National Corp.	6,709	61,119
* #	Accredited Home Lenders Holding Co.	63,556	889,148
	Advance America Cash Advance Centers, Inc.	55,500	979,575
	Advanta Corp. Class A	32,097	1,484,807
	Advanta Corp. Class B Non-Voting	65,941	3,314,195
* #	Agility Capital, Inc.	500	5
	Alabama National Bancorporation	70,051	4,399,203
	Alfa Corp.	273,619	4,643,314
	Alliance Financial Corp.	1,575	44,604
*	AmComp, Inc.	25,800	237,102
	Amcore Financial, Inc.	80,665	2,403,010
	Ameriana Bancorp	2,912	31,071
	American Bancorp of New Jersey, Inc.	26,800	289,172
* #	American Business Financial Services, Inc.	253	8
	American Equity Investment Life Holding Co.	179,200	2,148,608
*	American Independence Corp.	8,300	89,889
	American National Bankshares, Inc.	1,666	38,151
*	American Physicians Capital, Inc.	34,500	1,410,360
	American Physicians Services Group, Inc.	100	1,724
	American River Bankshares	13,679	322,824
*	American Spectrum Realty, Inc.	100	2,240
	American West Bancorporation	50,906	1,009,975
	Ameris Bancorp	41,724	970,917
*	Amerisafe, Inc.	11,100	205,239
*	AmeriServe Financial, Inc.	61,395	267,682
	Anchor Bancorp Wisconsin, Inc.	74,392	2,129,843
*	Argonaut Group, Inc.	106,601	3,531,691

	Arrow Financial Corp.	25,775	578,906
	ASB Financial Corp.	900	18,585
*	Asset Acceptance Capital Corp.	118,544	2,276,045
#	ASTA Funding, Inc.	47,000	1,983,870
*	Atlantic American Corp.	20,440	100,156
	Atlantic Coast Federal Corp.	14,675	280,146
	Baldwin & Lyons, Inc. Class B	28,025	728,930
	BancFirst Corp.	51,953	2,242,811
*	Bancinsurance Corp.	5,700	35,910
	Bancorp Rhode Island, Inc.	5,700	214,491
	Bank of Commerce Holdings	4,454	51,065
*	Bank of Florida Corp.	27,928	503,542
	Bank of Granite Corp.	54,488	883,250
	Bank of the Ozarks, Inc.	57,000	1,637,040
	BankAtlantic Bancorp, Inc. Class A	175,085	1,659,806
	BankFinancial Corp.	79,868	1,314,627
#	BankUnited Financial Corp. Class A	111,975	2,566,467
	Banner Corp.	41,843	1,507,185
	Bar Harbor Bankshares	1,300	41,210
*	Beach First National Bancshares, Inc.	1,417	32,931
	Berkshire Hills Bancorp, Inc.	29,053	955,553
	Beverly Hills Bancorp, Inc.	67,437	501,057
* #	BFC Financial Corp.	75,938	318,940
*	BNCCORP, Inc.	3,900	70,200
*	BNS Holding, Inc. Class A	4,020	50,974
	Boston Private Financial Holdings, Inc.	124,600	3,527,426
	Bristol West Holdings, Inc.	93,300	2,059,131
	Brooke Corp.	28,253	381,415
	Brookline Bancorp, Inc.	206,219	2,462,255
	Bryn Mawr Bank Corp.	4,757	110,553
	C&F Financial Corp.	315	13,488
*	CabelTel International Corp.	674	2,669
#	Cadence Financial Corp.	700	13,748
	California First National Bancorp	11,700	180,648
	Camco Financial Corp.	8,170	101,471
	Camden National Corp.	22,134	847,732
	Capital Bank Corp.	1,960	33,888
#	Capital City Bank Group, Inc.	19,920	594,612
	Capital Corp. of the West	34,319	845,963
	Capital Southwest Corp.	1,200	207,240
#	Capitol Bancorp, Ltd.	54,874	1,584,761
	Cardinal Financial Corp.	81,987	804,292
	Carver Bancorp, Inc.	1,000	16,270
	Cash America International, Inc.	101,090	4,194,224
* #	Cash Systems, Inc.	61,352	387,131
#	Cathay General Bancorp	46,066	1,560,716
*	Centennial Bank Holdings, Inc.	85,498	748,962
	Center Bancorp, Inc.	44,274	681,824
	Center Financial Corp.	53,238	916,758
#	Centerstate Banks of Florida, Inc.	6,248	106,653
	Central Bancorp, Inc.	1,600	45,216
	Central Pacific Financial Corp.	103,800	3,521,934

	Central Virginia Bankshares, Inc.	3,032	74,132
	Centrue Financial Corp.	476	9,092
	Century Bancorp, Inc. Class A	1,000	23,000
	CFS Bancorp, Inc.	27,220	402,856
	Charter Financial Corp.	24,269	1,310,526
	Chemical Financial Corp.	83,563	2,247,009
	Chittenden Corp.	153,242	4,468,537
	Citizens First Bancorp, Inc.	26,877	608,495
	Citizens Republic Bancorp, Inc.	245,049	4,665,733
	Citizens South Banking Corp.	16,729	213,462
* #	Citizens, Inc.	136,060	1,054,465
	City Holding Co.	59,030	2,249,633
*	Clayton Holdings, Inc.	13,200	190,080
*	CNA Surety Corp.	144,631	2,956,258
	CNB Financial Corp.	3,000	42,750
	CoBiz, Inc.	46,275	855,625
	Codorus Valley Bancorp, Inc.	431	8,340
	Cohen & Steers, Inc.	127,000	6,602,730
	Colony Bankcorp, Inc.	7,572	160,526
	Columbia Banking System, Inc.	54,787	1,662,238
	Comm Bancorp, Inc.	132	6,384
	Commercial Bancshares, Inc.	11,685	580,744
	Commercial National Financial Corp.	3,500	68,775
	Commonwealth Bankshares, Inc.	1,298	27,128
*	Community Bancorp	8,348	247,769
	Community Bank System, Inc.	98,794	2,031,205
	Community Banks, Inc.	24,864	788,686
	Community Bankshares, Inc.	610	9,424
	Community Central Bank Corp.	1,764	17,658
	Community Trust Bancorp, Inc.	51,694	1,755,528
	Community West Bancshares	6,750	105,975
* #	CompuCredit Corp.	166,160	6,118,011
	Consolidated-Tokoma Land Co.	17,921	1,335,114
*	Consumer Portfolio Services, Inc.	72,468	437,707
	Cooperative Bankshares, Inc.	4,511	76,236
#	Corus Bankshares, Inc.	162,288	2,952,019
*	Cowen Group, Inc.	54,899	978,849
*	Cowlitz Bancorporation	1,541	25,873
	Crawford & Co. Class A	26,400	170,808
	Crawford & Co. Class B	24,500	167,335
#	CVB Financial Corp.	269,575	3,078,546
*	Dearborn Bancorp, Inc.	11,555	190,426
	Delphi Financial Group, Inc. Class A	109,875	4,718,032
#	Delta Financial Corp.	77,300	1,012,630
	Desert Community Bank	700	16,100
	Dime Community Bancshares	122,503	1,653,790
*	Dollar Financial Corp.	52,700	1,610,512
	Donegal Group, Inc. Class A	64,659	987,343
	Donegal Group, Inc. Class B	5,080	83,998
	ECB Bancorp, Inc.	600	18,600
	EMC Insurance Group, Inc.	47,060	1,192,971
* #	Empire Financial Holding Co.	1,972	3,254

*	Encore Capital Group, Inc.	72,900	879,903
*	Enstar Group, Ltd.	411	47,746
#	Enterprise Financial Services Corp.	38,104	924,022
*	Epoch Holding Corp.	8,200	115,538
	ESB Financial Corp.	11,662	129,565
	Evans Bancorp, Inc.	214	4,174
*	EZCORP, Inc. Class A Non-Voting	31,500	473,445
#	F.N.B. Corp.	205,420	3,432,568
	FBL Financial Group, Inc. Class A	95,270	3,665,990
#	Federal Agriculture Mortgage Corporation Class C	29,900	878,761
	Federal Trust Corp.	1,293	11,275
	Fidelity Bancorp, Inc.	296	5,313
	Fidelity Southern Corp.	8,900	159,577
#	Financial Federal Corp.	93,500	2,542,265
*	Financial Industries Corp.	12,082	72,492
	Financial Institutions, Inc.	12,834	260,017
*	Firebrand Financial Group, Inc.	8,300	1,037
*	First Acceptance Corp.	155,147	1,582,499
	First Albany Companies, Inc.	41,288	75,557
	First Bancorp	48,765	950,917
	First Bancshares, Inc.	145	2,429
*	First Bank of Delaware	6,767	19,421
#	First Busey Corp.	70,143	1,404,964
*	First Cash Financial Services, Inc.	109,462	2,728,888
	First Charter Corp.	116,632	2,563,571
#	First Commonwealth Financial Corp.	243,572	2,754,799
	First Community Bancorp	101,133	5,711,992
	First Community Bancshares, Inc.	37,822	1,183,450
	First Defiance Financial Corp.	14,761	405,780
	First Federal Bancshares of Arkansas, Inc.	6,037	145,794
	First Federal Bankshares, Inc.	1,703	32,187
#	First Financial Bancorp	132,648	1,952,579
	First Financial Bankshares, Inc.	70,506	2,858,313
	First Financial Corp.	42,387	1,217,779
	First Financial Holdings, Inc.	41,072	1,355,787
	First Financial Service Corp.	2,810	80,591
	First Franklin Corp.	300	4,971
	First Indiana Corp.	51,702	1,086,776
*	First Investors Financial Services Group, Inc.	5,300	38,451
*	First Keystone Financial, Inc.	2,200	42,658
	First M&F Corp.	8,414	159,445
*	First Mariner Bancorp, Inc.	6,400	85,440
	First Merchants Corp.	60,843	1,481,527
#	First Midwest Bancorp, Inc.	1,414	52,021
	First Mutual Bancshares, Inc.	12,570	278,425
	First National Lincoln Corp.	2,330	37,117
	First Niagara Financial Group, Inc.	371,604	5,098,407
	First PacTrust Bancorp, Inc.	8,100	204,849
	First Place Financial Corp.	55,858	1,167,991
*	First Regional Bancorp	40,500	1,040,445
	First Republic Bank	95,659	5,179,935
	First Security Group Inc.	500	5,585

#	First South Bancorp, Inc.	11,978	329,635
	First State Bancorporation	63,776	1,410,725
	First United Corp.	5,466	117,628
	Firstbank Corp.	9,482	179,781
*	FirstCity Financial Corp.	36,700	343,879
* #	FirstFed Financial Corp.	56,300	3,629,661
#	FirstMerit Corp.	51,010	1,096,970
	Flagstar Bancorp, Inc.	207,600	2,669,736
	Flushing Financial Corp.	71,494	1,176,076
	FMS Financial Corp.	4,900	149,695
	FNB Corp. VA	837	26,792
	FNB Financial Services Corp.	3,537	51,074
	FNB United Corp.	4,780	77,388
*	FPIC Insurance Group, Inc.	30,246	1,402,809
*	Franklin Bank Corp.	76,157	1,255,829
*	Franklin Credit Management Corp.	2,400	11,640
#	Frontier Financial Corp.	145,863	3,392,773
	GAMCO Investors, Inc.	25,700	1,325,606
	Gateway Financial Holdings, Inc.	37,561	543,508
	GB&T Bancshares, Inc.	45,218	751,975
	German American Bancorp, Inc.	5,000	69,100
	Glacier Bancorp, Inc.	178,798	3,826,277
	Gouverneur Bancorp, Inc.	195	2,141
	Great American Financial Resources, Inc.	72,200	1,732,078
*	Great Lakes Bancorp, Inc.	18,955	267,265
	Great Pee Dee Bancorp, Inc.	262	4,124
	Great Southern Bancorp, Inc.	45,132	1,247,900
	Greater Bay Bancorp	173,512	4,842,720
	Greater Community Bancorp	5,034	80,443
	Greene Bancshares, Inc.	33,422	1,169,436
*	Greenville First Bancshares, Inc.	4,045	85,754
*	Grubb & Ellis Co.	87,374	1,106,155
	GS Financial Corp.	600	12,204
	Guaranty Bancshares, Inc.	2,900	66,845
	Guaranty Federal Bancshares, Inc.	5,500	165,495
	Hancock Holding Co.	94,429	3,733,723
	Hanmi Financial Corp.	161,947	2,829,214
	Harleysville Group, Inc.	100,135	3,030,085
#	Harleysville National Corp.	92,648	1,498,118
	Heartland Financial USA, Inc.	10,520	253,427
#	Hercules Technology Growth Capital, Inc.	77,289	1,117,599
	Heritage Commerce Corp.	39,656	966,813
	Heritage Financial Corp.	15,006	347,389
	Heritage Financial Group	200	3,182
	HF Financial Corp.	6,535	113,382
	Hilb Rogal Hamilton Co.	120,600	5,232,834
	Hingham Institution for Savings	489	16,034
	HMN Financial, Inc.	5,861	200,095
	Home Federal Bancorp	4,936	141,713
	HopFed Bancorp, Inc.	2,100	33,579
	Horace Mann Educators Corp.	134,438	3,000,656
	Horizon Financial Corp.	41,667	939,174

	IBERIABANK Corp.	39,457	2,017,436
	IBT Bancorp, Inc.	4,400	84,480
	Independence Holding Co.	6,116	135,225
	Independent Bank Corp. MA	48,223	1,428,847
	Independent Bank Corp. MI	71,124	1,229,734
	Infinity Property & Casualty Corp.	63,446	3,351,852
	Integra Bank Corp.	56,838	1,294,201
	International Securities Exchange Holdings, Inc.	28,700	1,866,648
	Intervest Bancshares Corp.	23,500	582,095
*	Investment Technology Group, Inc.	122,400	4,975,560
	Investors Capital Holdings, Ltd.	100	500
	Investors Title Co.	1,985	97,463
	Irwin Financial Corp.	98,400	1,564,560
	ITLA Capital Corp.	14,000	769,160
*	Kennedy-Wilson, Inc.	8,600	294,550
	K-Fed Bancorp	9,300	176,700
*	KMG America Corp.	29,750	163,327
	KNBT Bancorp, Inc.	88,584	1,343,819
*	Knight Capital Group, Inc.	290,123	5,022,029
*	LaBranche & Co., Inc.	112,200	926,772
* #	Ladenburg Thalmann Financial Services, Inc.	25,269	58,119
	Lakeland Bancorp, Inc.	34,931	489,733
	Lakeland Financial Corp.	38,576	848,672
#	LandAmerica Financial Group, Inc.	60,300	5,589,207
	Leesport Financial Corp.	3,137	67,329
	Legacy Bancorp, Inc.	7,719	115,862
	Lincoln Bancorp	1,500	29,010
#	LNB Bancorp, Inc.	2,559	40,611
	LSB Bancshares, Inc.	5,511	76,052
	LSB Corp.	5,862	101,061
	Macatawa Bank Corp.	52,715	825,521
	MAF Bancorp, Inc.	109,023	5,874,159
	MainSource Financial Group, Inc.	53,030	909,464
*	MarketAxess Holdings, Inc.	8,861	156,574
*	Marlin Business Services, Inc.	41,133	846,928
	MASSBANK Corp.	7,100	232,880
	Mayflower Bancorp, Inc.	700	7,035
*	Mays (J.W.), Inc.	200	4,696
	MB Financial, Inc.	121,293	4,288,920
#	MBT Financial Corp.	52,325	718,422
	MCG Capital Corp.	206,134	3,636,204
*	Meadowbrook Insurance Group, Inc.	80,400	877,968
	Medallion Financial Corp.	55,422	633,473
	Mercantile Bancorp, Inc.	485	10,828
	Mercantile Bank Corp.	20,745	570,280
	Mercer Insurance Group, Inc.	20,300	378,595
	Merchants Bancshares, Inc.	21,881	492,322
	Merrill Merchants Bancshares, Inc.	322	9,921
#	Meta Financial Group, Inc.	2,700	100,980
	MetroCorp Bancshares, Inc.	14,684	311,448
	MFB Corp.	1,300	44,265
	MicroFinancial, Inc.	22,800	133,380

	Mid Penn Bancorp, Inc.	210	5,050
	Midland Co.	20,777	924,576
	MidSouth Bancorp, Inc.	2,027	50,675
#	Midwest Banc Holdings, Inc.	76,620	1,229,751
	MidWestOne Financial Group, Inc.	296	5,156
	Monroe Bancorp	900	15,705
*	Move, Inc.	535,437	2,248,835
	MutualFirst Financial, Inc.	2,484	46,103
	Nara Bancorp, Inc.	86,111	1,382,943
	National Interstate Corp.	1,200	29,256
	National Penn Bancshares, Inc.	161,936	2,953,713
	National Western Life Insurance Co. Class A	1,000	251,860
*	Navidec Financial, Inc.	644	—
*	Navigators Group, Inc.	56,884	2,816,327
	NBT Bancorp, Inc.	112,799	2,549,257
	Nelnet, Inc. Class A	29,900	761,553
#	NetBank, Inc.	55,733	16,163
	New England Bancshares, Inc.	1,499	19,202
	New Hampshire Thrift Bancshares, Inc.	700	10,451
	New Westfield Financial, Inc.	3,853	39,917
#	New York Community Bancorp, Inc.	3,424	59,852
	NewAlliance Bancshares, Inc.	52,828	851,587
*	Newtek Business Services, Inc.	89,188	173,917
*	NexCen Brands, Inc.	171,403	2,190,530
	North Central Bancshares, Inc.	1,700	68,170
	North Valley Bancorp	2,455	60,835
	Northeast Bancorp	900	15,660
*	Northeast Community Bancorp, Inc.	3,700	45,029
	Northrim BanCorp, Inc.	11,023	296,298
	Northway Financial, Inc.	2,500	88,925
	Northwest Bancorp, Inc.	169,905	4,787,923
	NYMAGIC, Inc.	28,256	1,184,209
	Oak Hill Financial, Inc.	17,020	360,484
	OceanFirst Financial Corp.	39,280	704,683
*	Ocwen Financial Corp.	211,434	2,993,905
	Ohio Casualty Corp.	132,778	5,717,421
	Ohio Valley Banc Corp.	1,900	47,975
#	Old National Bancorp	226,100	4,035,885
#	Old Second Bancorp, Inc.	35,273	1,031,383
	Omega Financial Corp.	41,467	1,184,712
	PAB Bankshares, Inc.	4,498	89,600
	Pacific Capital Bancorp	155,927	4,013,561
	Pacific Continental Corp.	5,636	90,295
*	Pacific Mercantile Bancorp	30,420	419,188
*	Pacific Premier Bancorp, Inc.	5,305	54,005
*	Pacific State Bancorp	2,400	45,264
	Pamrapo Bancorp, Inc.	8,201	171,647
	Park Bancorp, Inc.	1,650	55,275
	Parkvale Financial Corp.	5,600	168,280
	Partners Trust Financial Group, Inc.	144,489	1,570,595
*	Patriot Capital Funding, Inc.	1,000	14,990
	PAULA Financial	6,000	15,300

	Peapack-Gladstone Financial Corp.	8,450	240,656
*	Pelican Financial, Inc. Escrow Shares	300	—
*	Penn Treaty American Corp.	74,500	452,215
	Penns Woods Bancorp, Inc.	1,131	38,839
*	Pennsylvania Commerce Bancorp, Inc.	8,367	225,323
	Peoples Bancorp of North Carolina	1,521	45,174
	Peoples Bancorp, Inc. IN	555	10,817
	Peoples Bancorp, Inc. OH	33,018	911,627
	PFF Bancorp, Inc.	85,400	2,562,854
*	Pico Holdings, Inc.	76,310	3,587,333
	Pinnacle Bancshares, Inc.	35	508
*	Pinnacle Financial Partners, Inc.	47,635	1,407,614
*	Piper Jaffray Companies, Inc.	52,200	3,492,180
	Placer Sierra Bancshares	1,700	47,804
*	PMA Capital Corp. Class A	104,308	1,109,837
#	Portfolio Recovery Associates, Inc.	52,805	3,126,056
	Premier Financial Bancorp, Inc.	5,300	81,885
	Presidential Life Corp.	76,892	1,404,048
	Princeton National Bancorp, Inc.	1,801	51,959
#	PrivateBancorp, Inc.	68,071	2,283,101
*	ProAssurance Corp.	92,250	5,213,970
	ProCentury Corp.	43,690	831,858
	Prosperity Bancshares, Inc.	144,211	4,995,469
	Provident Bankshares Corp.	106,193	3,552,156
	Provident Financial Holdings, Inc.	20,825	517,085
	Provident Financial Services, Inc.	219,853	3,693,530
	Provident New York Bancorp	144,047	1,974,884
	Pulaski Financial Corp.	25,748	408,878
	QC Holdings, Inc.	12,800	192,000
	Rainier Pacific Financial Group, Inc.	20,866	425,666
	Renasant Corp.	47,460	1,154,227
	Republic Bancorp, Inc. Class A	62,217	1,186,478
*	Republic First Bancorp, Inc.	13,071	130,579
	Resource America, Inc.	58,053	1,367,148
*	Rewards Network, Inc.	88,570	346,309
	Riverview Bancorp, Inc.	37,483	523,263
	RLI Corp.	80,600	4,630,470
	Rome Bancorp, Inc.	17,400	217,152
	Royal Bancshares of Pennsylvania, Inc. Class A	4,731	99,966
*	RTW, Inc.	13,050	111,577
	Rurban Financial Corp.	790	9,642
#	S&T Bancorp, Inc.	83,581	2,738,114
#	S.Y. Bancorp, Inc.	46,200	1,154,076
	Salisbury Bancorp, Inc.	152	5,274
	Sanders Morris Harris Group, Inc.	57,739	790,447
	Sandy Spring Bancorp, Inc.	51,850	1,665,940
#	SCBT Financial Corp.	5,637	204,398
*	SCPIE Holdings, Inc.	11,711	250,615
*	Seabright Insurance Holdings	52,000	930,280
#	Seacoast Banking Corp. of Florida	58,753	1,366,595
	Security Bank Corp.	35,862	737,323
#	Selective Insurance Group, Inc.	189,322	5,181,743

	Siebert Financial Corp.	22,100	82,875
#	Sierra Bancorp	31,307	871,274
	Simmons First National Corp. Class A	46,838	1,321,300
	South Street Financial Corp.	400	3,150
*	Southcoast Financial Corp.	4,456	90,459
	Southern Banc Co., Inc.	200	2,710
	Southern Community Financial Corp.	16,800	159,432
*	Southern Connecticut Bancorp, Inc.	300	2,241
#	Southside Bancshares, Inc.	19,105	412,859
	Southwest Bancorp, Inc.	48,476	1,191,055
	State Auto Financial Corp.	135,612	4,195,835
	State Bancorp, Inc.	38,560	696,008
	Sterling Bancorp	59,843	959,283
	Sterling Bancshares, Inc.	237,782	2,732,115
	Sterling Financial Corp.	163,307	4,938,404
#	Sterling Financial Corp. (PA)	97,343	961,749
	Stewart Information Services Corp.	54,900	2,175,138
* #	Stifel Financial Corp.	49,200	2,962,332
*	Stratus Properties, Inc.	12,235	442,173
#	Suffolk Bancorp	33,788	1,036,278
*	Sun American Bancorp	2,560	30,208
*	Sun Bancorp, Inc.	71,167	1,266,061
*	Superior Bancorp	111,530	1,136,491
	Susquehanna Bancshares, Inc.	167,291	3,601,775
	Sussex Bancorp	600	9,300
* #	SVB Financial Group	110,827	5,881,589
	SWS Group, Inc.	90,407	2,182,425
	Synergy Financial Group, Inc.	19,738	269,621
	Taylor Capital Group, Inc.	35,843	1,080,666
	Team Financial, Inc.	2,200	33,132
	Teche Holding Co.	700	30,940
* #	Tejon Ranch Co.	55,400	2,729,558
* #	Temecula Valley Bancorp, Inc.	30,641	585,550
*	Texas Capital Bancshares, Inc.	11,500	259,095
	TF Financial Corp.	2,900	87,696
*	The Bancorp, Inc.	45,441	975,164
*	The Intergroup Corp.	1,960	39,200
	The Phoenix Companies, Inc.	256,500	4,037,310
	The Savannah Bancorp, Inc.	700	17,640
*	Thomas Weisel Partners Group, Inc.	5,000	87,500
	TIB Financial Corp.	6,525	88,675
	TierOne Corp.	56,312	1,762,002
	Timberland Bancorp, Inc.	13,127	458,526
	Tompkins County Trustco, Inc.	10,538	393,067
	Tower Financial Corp.	2,600	39,650
	Tower Group, Inc.	28,100	889,646
*	Tradestation Group, Inc.	138,587	1,651,957
* #	Trenwick Group, Ltd.	11,975	16
*	Triad Guaranty, Inc.	46,114	2,056,223
	Trico Bancshares	50,700	1,148,355
#	TrustCo Bank Corp. NY	232,004	2,252,759
	UCBH Holdings, Inc.	72,019	1,340,274

	UMB Financial Corp.	139,201	5,374,551
#	Umpqua Holdings Corp.	186,626	4,658,185
*	Unico American Corp.	12,300	144,771
	Union Bankshares Corp.	41,952	986,292
	Union Bankshares, Inc.	100	2,129
*	United America Indemnity, Ltd.	23,343	583,342
	United Bancshares, Inc.	300	4,485
	United Bankshares, Inc.	130,501	4,404,409
*	United Capital Corp.	10,750	334,862
#	United Community Banks, Inc.	146,712	4,458,578
	United Community Financial Corp.	95,772	1,013,268
	United Financial Bancorp, Inc.	9,851	150,622
	United Fire & Casualty Co.	90,986	3,562,102
*	United PanAm Financial Corp.	53,952	847,046
#	United Security Bancshares CA	13,026	292,955
*	United Western Bancorp, Inc.	5,531	139,602
	Unity Bancorp, Inc.	6,529	77,565
*	Universal American Financial Corp.	175,452	3,724,846
#	Univest Corporation of Pennsylvania	41,152	967,072
	USB Holding Co., Inc.	71,714	1,444,339
*	Vesta Insurance Group, Inc.	800	2
#	Vineyard National Bancorp Co.	34,041	830,600
*	Virginia Commerce Bancorp, Inc.	78,810	1,439,859
#	Virginia Financial Group, Inc.	953	20,976
	Wainwright Bank & Trust Co.	105	1,391
	Washington Banking Co.	18,673	289,992
	Washington Savings Bank, FSB	3,500	29,925
	Washington Trust Bancorp, Inc.	44,457	1,082,528
	Wayne Savings Bancshares, Inc.	1,800	24,804
	Wesbanco, Inc.	68,861	2,158,792
#	West Bancorporation	55,458	824,106
	West Coast Bancorp	51,495	1,589,651
#	Westamerica Bancorporation	99,557	4,609,489
*	Western Alliance Bancorp	95,197	2,969,194
	Westwood Holdings Group, Inc.	8,701	234,492
	Willow Financial Bancorp, Inc.	49,486	603,729
	Wilshire Bancorp, Inc.	90,450	1,152,333
	Wilshire Enterprises, Inc.	7,307	41,650
	Wintrust Financial Corp.	80,819	3,708,784
*	World Acceptance Corp.	64,909	2,750,843
	WVS Financial Corp.	100	1,670
	Yardville National Bancorp	38,483	1,385,388
	Zenith National Insurance Corp.	44,300	2,142,791
*	ZipRealty, Inc.	5,800	43,500
Total Financials			556,590,739

Health Care — (11.6%)
*	A.D.A.M., Inc.	700	4,550
*	Abaxis, Inc.	71,070	1,626,792
* #	Abiomed, Inc.	90,980	1,015,337
*	Acacia Research-CombiMatrix	76,538	52,046
* #	Acadia Pharmaceuticals, Inc.	122,304	1,564,268

*	Accelr8 Technology Corp.	880	1,628
*	Accelrys, Inc.	89,998	575,987
* #	Access Pharmaceuticals, Inc.	5,400	25,704
* #	Acusphere, Inc.	74,830	218,504
* #	Adolor Corp.	137,700	517,752
*	Advanced Magnetics, Inc.	48,124	3,035,181
* #	Advancis Pharmaceutical Corp.	97,101	291,303
* #	ADVENTRX Pharmaceuticals, Inc.	213,100	600,942
*	Affymetrix, Inc.	29,155	757,447
*	Air Methods Corp.	40,370	1,425,868
* #	Akorn, Inc.	259,443	1,818,695
* #	Aksys, Ltd.	78,570	2,357
*	Albany Molecular Research, Inc.	114,481	1,629,065
* #	Alexion Pharmaceuticals, Inc.	121,613	5,906,743
*	Align Technology, Inc.	223,810	5,100,630
* #	Alkermes, Inc.	341,939	5,491,540
*	Alliance Imaging, Inc.	169,600	1,485,696
*	Allied Healthcare International, Inc.	146,507	440,986
*	Allied Healthcare Products, Inc.	7,200	45,864
*	Allion Healthcare, Inc.	19,135	95,675
*	Allos Therapeutics, Inc.	223,803	1,293,581
* #	Allscripts Healthcare Solutions, Inc.	186,202	4,573,121
*	Almost Family, Inc.	3,200	75,520
* #	Alnylam Pharmaceuticals, Inc.	125,805	2,063,202
	Alpharma, Inc. Class A	146,784	3,566,851
*	Alteon, Inc.	57,900	3,185
*	Amedisys, Inc.	87,834	3,276,208
*	America Services Group, Inc.	33,358	618,124
*	American Caresource Holding, Inc.	367	723
*	American Claims Evaluation, Inc.	1,000	1,920
*	American Dental Partners, Inc.	43,092	1,112,635
* #	American Medical Systems Holdings, Inc.	244,536	4,587,495
	American Shared Hospital Services	9,444	56,381
*	AMERIGROUP Corp.	177,900	4,536,450
*	AMICAS, Inc.	143,271	449,871
*	AMN Healthcare Services, Inc.	117,900	2,655,108
*	Amsurg Corp.	102,113	2,513,001
	Analogic Corp.	47,500	3,135,000
*	Anesiva, Inc.	42,989	324,567
*	Angeion Corp.	215	2,322
*	AngioDynamics, Inc.	37,914	600,937
*	Anika Therapeutics, Inc.	37,071	504,166
* #	Antigenics, Inc.	154,313	433,620
*	AP Pharma, Inc.	11,105	29,539
* #	Aphton Corp.	89,388	223
*	Applera Corp. - Celera Group	189,400	2,528,490
* #	Apria Healthcare Group, Inc.	147,300	4,265,808
*	Aradigm Corp.	13,957	21,075
* #	Arcadia Resources, Inc.	129,443	191,576
*	Ardea Biosciences, Inc.	18,700	106,590
* #	Arena Pharmaceuticals, Inc.	194,516	2,703,772
* #	Ariad Pharmaceuticals, Inc.	226,668	1,230,807

*	Arqule, Inc.	121,812	1,093,872
*	Array BioPharma, Inc.	135,803	1,688,031
	Arrhythmia Research Technology, Inc.	9,200	123,188
#	Arrow International, Inc.	153,239	5,884,378
* #	Arthrocare Corp.	86,310	3,803,682
* #	Aspect Medical Systems, Inc.	75,876	1,228,432
* #	AtheroGenics, Inc.	126,200	301,618
	Atrion Corp.	5,249	478,079
*	ATS Medical, Inc.	94,997	153,895
*	Auxilium Pharmaceuticals, Inc.	28,500	438,045
*	Avalon Pharmaceuticals, Inc.	2,700	14,310
* #	AVANIR Pharmaceuticals Class A	90,925	314,601
*	Avant Immunotherapeutics, Inc.	207,734	207,672
* #	AVI BioPharma, Inc.	174,800	533,140
*	Avigen, Inc.	98,951	663,961
* #	AXM Pharma, Inc.	26,900	4,573
*	Barrier Therapeutics, Inc.	99,483	649,624
* #	Bentley Pharmaceuticals, Inc.	68,060	807,192
*	Bioanalytical Systems, Inc.	4,967	35,067
* #	BioCryst Pharmaceuticals, Inc.	96,436	771,488
*	Bioenvision, Inc.	136,859	773,253
*	Bio-Imaging Technologies, Inc.	38,320	266,324
* #	BioLase Technology, Inc.	79,608	477,648
* #	BioMarin Pharmaceutical, Inc.	324,882	5,795,895
*	Bio-Rad Laboratories, Inc. Class A	13,600	1,015,920
*	Bio-Reference Laboratories, Inc.	46,286	1,205,287
* #	BioSante Pharmaceuticals, Inc.	77,456	528,250
*	BioScrip, Inc.	127,767	535,344
*	Biosite, Inc.	55,645	5,114,888
*	BioSphere Medical, Inc.	60,553	469,891
*	BioTime, Inc.	4,200	2,436
*	Bioveris Corp.	36,700	784,646
*	Bovie Medical Corp.	51,192	367,559
*	Bradley Pharmaceuticals, Inc.	53,951	1,191,238
*	Bruker BioSciences Corp.	357,819	3,055,774
* #	BSD Medical Corp.	71,546	568,791
*	Caliper Life Sciences, Inc.	160,274	737,260
	Cambrex Corp.	96,080	1,194,274
*	Candela Corp.	78,710	884,700
*	Cantel Medical Corp.	52,760	936,490
*	Capital Senior Living Corp.	89,610	996,463
*	Caraco Pharmaceutical Laboratories, Ltd.	89,433	1,382,634
*	Cardiac Science Corp.	57,013	599,207
*	CardioDynamics International Corp.	122,702	87,855
*	Cardiotech International, Inc.	57,363	75,146
* #	Cell Genesys, Inc.	225,126	972,544
* #	Cell Therapeutics, Inc.	42,225	209,014
*	Cellegy Pharmaceuticals, Inc.	3,220	258
*	Centene Corp.	147,800	3,397,922
* #	Cepheid, Inc.	187,106	2,189,140
*	Cerus Corp.	96,900	602,718
*	Chad Therapeutics, Inc.	9,700	19,400

#	Chemed Corp.	90,600	6,070,200
*	Cholestech Corp.	52,776	883,998
*	Ciphergen Biosystems, Inc.	73,586	86,096
*	Clarient, Inc.	20,200	43,026
*	Clinical Data, Inc.	11,809	262,160
*	Collagenex Pharmaceuticals, Inc.	72,343	766,112
* #	Columbia Laboratories, Inc.	159,051	402,399
* #	Combinatorx, Inc.	98,173	662,668
	Computer Programs & Systems, Inc.	34,200	1,148,436
*	Conceptus, Inc.	99,836	1,854,953
*	Conmed Corp.	92,254	2,888,473
*	Corautus Genetics, Inc.	1,542	571
*	Corcept Therapeutics, Inc.	65,606	91,192
* #	Cortex Pharmaceuticals, Inc.	128,000	380,160
*	Corvel Corp.	47,850	1,313,004
* #	Critical Therapeutics, Inc.	94,703	305,891
*	Criticare Systems, Inc.	37,180	135,335
*	Cross Country Healthcare, Inc.	105,557	1,837,747
* #	CryoCor, Inc.	31,286	186,152
*	CryoLife, Inc.	85,000	1,241,000
*	Cubist Pharmaceuticals, Inc.	187,400	4,300,830
*	CuraGen Corp.	186,031	504,144
* #	Curative Health Services, Inc.	37,800	—
*	Curis, Inc.	130,759	181,755
*	Cutera, Inc.	46,000	1,205,200
* #	CV Therapeutics, Inc.	187,605	1,977,357
* #	Cyberonics, Inc.	86,936	1,632,658
*	Cyclacel Pharmaceuticals, Inc.	65,077	551,853
*	Cynosure, Inc. Class A	3,100	99,076
*	Cypress Bioscience, Inc.	109,763	1,661,812
*	Cytogen Corp.	97,700	207,124
* #	Cytomedix, Inc.	31,900	33,495
*	Cytori Therapeutics, Inc.	17,292	106,173
* #	CytRx Corp.	1,700	7,140
	Datascope Corp.	51,821	1,909,604
*	Daxor Corp.	5,539	81,977
*	Del Global Technologies Corp.	21,254	38,363
* #	Dendreon Corp.	280,279	2,404,794
* #	DepoMed, Inc.	119,034	520,179
*	Dialysis Corporation of America	2,484	27,100
* #	Digene Corp.	79,200	3,524,400
*	Digirad Corp.	14,700	66,738
*	Dionex Corp.	64,915	4,602,474
*	Discovery Laboratories, Inc.	282,448	957,499
* #	Diversa Corp.	158,630	1,032,681
*	DJO, Inc.	79,700	3,109,097
*	DOV Pharmaceutical, Inc.	66,128	23,475
* #	Durect Corp.	235,616	942,464
* #	DUSA Pharmaceuticals, Inc.	64,210	226,019
* #	Dyadic International, Inc.	33,800	180,154
*	Dyax Corp.	163,730	759,707
* #	Dynacq Healthcare, Inc.	21,500	39,560

*	Dynavax Technologies Corp.	131,092	652,838
*	Eclipsys Corp.	51,100	1,041,418
* #	Elite Pharmaceuticals, Inc.	67,700	155,710
* #	Emageon, Inc.	34,200	259,236
* #	Emeritus Corp.	62,261	2,225,831
* #	Emisphere Technologies, Inc.	86,842	343,026
*	Encision, Inc.	2,013	6,844
* #	Encysive Pharmaceuticals, Inc.	183,698	723,770
* #	Endocare, Inc.	25,000	61,250
*	Endologix, Inc.	146,685	657,149
*	Enpath Medical, Inc.	20,939	300,265
*	Entremed, Inc.	179,400	321,126
*	Enzo Biochem, Inc.	124,604	2,026,061
* #	Enzon Pharmaceuticals, Inc.	138,400	1,172,248
*	EP Medsystems, Inc.	14,500	25,955
* #	Epicept Corp.	13,101	34,325
*	EPIX Pharmaceuticals, Inc.	110,883	653,101
*	eResearch Technology, Inc.	198,828	1,781,499
*	Escalon Medical Corp.	3,100	12,245
*	etrials Worldwide, Inc.	42,171	201,999
* #	ev3, Inc.	206,332	3,586,050
*	Exact Sciences Corp.	90,168	269,602
*	Exactech, Inc.	34,297	555,268
*	Exelixis, Inc.	328,521	3,640,013
*	E-Z-EM, Inc.	36,462	622,771
* #	Five Star Quality Care, Inc.	107,700	878,832
*	Genaera Corp.	3,716	11,334
*	Gene Logic, Inc.	84,972	124,059
*	Genesis HealthCare Corp.	61,350	4,190,205
* #	Genitope Corp.	120,600	430,542
* #	Genta, Inc.	289,475	86,090
*	Gentiva Health Services, Inc.	93,063	1,905,930
* #	GenVec, Inc.	249,689	1,098,632
* #	Geron Corp.	247,709	2,283,877
*	Greatbatch, Inc.	75,200	2,259,008
*	GTC Biotherapeutics, Inc.	58,164	69,215
*	GTx, Inc.	24,100	481,036
*	Haemonetics Corp.	89,847	4,460,005
*	Halozyme Therapeutics, Inc.	109,600	1,119,016
* #	Hana Biosciences, Inc.	7,000	12,250
*	Hanger Orthopedic Group, Inc.	56,252	643,523
*	Harvard Bioscience, Inc.	102,936	532,179
*	HealthAxis, Inc.	750	1,395
*	HealthExtras, Inc.	141,010	4,290,934
* #	HEALTHSOUTH Corp.	39,100	811,716
*	Healthspring, Inc.	38,500	940,170
*	HealthStream, Inc.	72,572	267,065
*	HealthTronics, Inc.	112,636	540,653
* #	Healthways, Inc.	118,700	5,533,794
* #	Hemispherx Biopharma, Inc.	180,600	285,348
* #	Hi-Tech Pharmacal Co., Inc.	38,425	453,415
*	HMS Holdings Corp.	79,634	1,633,293

* #	Hollis-Eden Pharmaceuticals, Inc.	77,453	196,731
	Hooper Holmes, Inc.	227,894	827,255
*	Horizon Health Corp.	41,800	836,418
* #	Human Genome Sciences, Inc.	424,008	4,490,245
*	Icagen, Inc.	6,500	11,245
*	ICU Medical, Inc.	48,250	1,937,238
*	Idera Pharmaceuticals, Inc.	70,008	595,768
* #	IDM Pharma, Inc.	3,888	12,792
* #	I-Flow Corp.	79,900	1,252,832
* #	Illumina, Inc.	163,575	5,337,452
*	Immtech International, Inc.	48,117	345,480
*	Immucor, Inc.	162,773	5,140,371
*	Immunicon Corp.	85,663	176,466
*	ImmunoGen, Inc.	141,553	796,943
* #	Immunomedics, Inc.	214,300	1,142,219
*	IMPATH Bankruptcy Liquidating Trust	21,600	27,216
*	IMPATH, Inc.	21,600	—
*	Impax Laboratories, Inc.	147,344	1,692,983
*	Implant Sciences Corp.	37,800	73,710
*	Incyte Corp.	285,515	2,024,301
*	Indevus Pharmaceuticals, Inc.	243,890	1,804,786
*	Infinity Pharmaceuticals, Inc.	62,084	670,507
*	Inhibitex, Inc.	32,100	44,619
*	Inovio Biomedical Corp.	125,990	459,864
*	Insite Vision, Inc.	18,000	32,220
* #	Insmed, Inc.	152,418	117,286
* #	Inspire Pharmaceuticals, Inc.	143,575	851,400
* #	Integra LifeSciences Holdings	92,958	4,770,605
*	IntegraMed America, Inc.	25,760	298,301
*	Interleukin Genetics, Inc.	44,433	106,639
* #	InterMune, Inc.	116,700	3,103,053
* #	Interpharm Holdings, Inc.	60,100	87,746
* #	Introgen Therapeutics, Inc.	139,493	610,979
	Invacare Corp.	96,200	1,707,550
*	Inventiv Health, Inc.	99,477	3,746,304
*	Inverness Medical Innovations, Inc.	7,261	346,277
*	Iomed, Inc.	20,600	54,796
*	Iridex Corp.	25,049	138,020
*	IRIS International, Inc.	61,524	847,801
* #	Isis Pharmaceuticals, Inc.	280,413	2,820,955
* #	Isolagen, Inc.	116,900	531,895
* #	Ista Pharmaceuticals, Inc.	89,145	711,377
*	I-Trax, Inc.	135,911	610,240
*	IVAX Diagnostics, Inc.	16,600	18,924
*	Javelin Pharmaceuticals, Inc.	135,400	973,526
*	Kendle International, Inc.	49,203	1,698,980
*	Kensey Nash Corp.	39,102	912,250
* #	Keryx Biopharmaceuticals, Inc.	138,150	1,509,980
	Kewaunee Scientific Corp.	2,137	23,913
*	Kindred Healthcare, Inc.	139,778	4,472,896
*	Kosan Biosciences, Inc.	144,149	893,724
*	K-V Pharmaceutical Co. Class A	125,948	3,400,596

*	K-V Pharmaceutical Co. Class B	20,275	546,614
* #	Kyphon, Inc.	123,225	5,851,955
* #	La Jolla Pharmaceutical Co.	128,651	690,856
	Landauer, Inc.	31,100	1,545,048
*	Langer, Inc.	8,300	42,330
*	Lannet Co., Inc.	77,465	508,170
#	LCA-Vision, Inc.	67,625	3,060,031
*	Lexicon Pharmaceuticals, Inc.	251,723	820,617
*	Lifecell Corp.	111,620	3,142,103
*	Lifecore Biomedical, Inc.	45,390	800,680
	Ligand Pharmaceuticals, Inc. Class B	186,300	1,231,443
*	Lipid Sciences, Inc.	67,308	89,520
*	Luminex Corp.	97,543	1,210,509
*	Magellan Health Services, Inc.	80,925	3,625,440
* #	Mannkind Corp.	156,593	1,782,028
* #	Martek Biosciences Corp.	101,420	2,122,721
* #	Matria Healthcare, Inc.	73,239	2,343,648
*	Matritech, Inc.	26,900	10,760
*	Matrixx Initiatives, Inc.	32,575	651,826
*	Maxygen, Inc.	124,652	1,267,711
* #	Medarex, Inc.	409,962	6,555,292
*	MedCath Corp.	71,849	2,371,017
*	Medical Action Industries, Inc.	53,748	1,085,710
*	Medical Staffing Network Holdings, Inc.	84,500	500,240
*	MEDTOX Scientific, Inc.	27,045	665,307
*	Memory Pharmaceuticals Corp.	200,107	576,308
*	Memry Corp.	86,700	153,459
*	Merge Technologies, Inc.	64,244	444,568
	Meridian Bioscience, Inc.	130,134	2,748,430
*	Merit Medical Systems, Inc.	91,076	1,042,820
*	Metabasis Therapeutics, Inc.	100,017	794,135
*	Metropolitan Health Networks, Inc.	161,500	290,700
*	MGI Pharma, Inc.	263,224	5,627,729
*	MicroIslet, Inc.	22,600	8,814
*	Micromet, Inc.	50,856	139,854
*	Microtek Medical Holdings, Inc.	131,216	600,969
*	Micrus Endovascular Corp.	3,700	79,143
* #	Milestone Scientific, Inc.	17,500	28,175
*	Minrad International, Inc.	161,286	975,780
*	Molina Healthcare, Inc.	90,100	2,880,497
* #	Momenta Pharmaceuticals, Inc.	76,647	1,002,543
* #	Monogram Biosciences, Inc.	311,835	567,540
*	MTS Medication Technologies	20,392	265,708
*	MWI Veterinary Supply, Inc.	3,691	142,325
* #	Myriad Genetics, Inc.	135,845	5,171,619
* #	Nabi Biopharmaceuticals	209,050	1,074,517
* #	Nanogen, Inc.	120,410	160,145
* #	Nastech Pharmaceutical Co., Inc.	68,033	819,117
*	National Dentex Corp.	5,337	98,574
	National Healthcare Corp.	40,408	2,151,726
	National Home Health Care Corp.	7,065	89,514
*	National Medical Health Card Systems, Inc.	17,549	289,208

	National Research Corp.	12,285	324,324
* #	Natus Medical, Inc.	73,000	1,143,910
* #	Nektar Therapeutics	259,583	2,943,671
*	Neogen Corp.	30,704	840,676
*	Neopharm, Inc.	86,417	120,120
* #	Neose Technologies, Inc.	141,343	374,559
*	Nephros, Inc.	1,275	1,849
* #	Neurobiological Technologies, Inc.	2,700	5,400
*	Neurocrine Biosciences, Inc.	153,200	1,780,184
*	Neurogen Corp.	131,049	1,013,009
* #	Neurometric, Inc.	35,430	319,224
*	New Brunswick Scientific Co., Inc.	24,430	193,241
* #	NitroMed, Inc.	126,659	303,982
*	NMT Medical, Inc.	41,299	555,472
*	North American Scientific, Inc.	39,350	55,090
* #	Northfield Laboratories, Inc.	82,985	128,627
*	NovaMed, Inc.	75,867	507,550
* #	Novavax, Inc.	197,371	574,350
*	Noven Pharmaceuticals, Inc.	84,208	1,974,678
*	Novoste Corp.	6,550	18,013
*	NPS Pharmaceuticals, Inc.	151,520	645,475
*	Nutraceutical International Corp.	37,081	606,274
*	Nutrition 21, Inc.	500	900
* #	NuVasive, Inc.	117,052	3,038,670
* #	Nuvelo, Inc.	160,981	592,410
*	NxStage Medical, Inc.	4,400	52,932
* #	Occulogix, Inc.	12,200	14,274
*	Odyssey Healthcare, Inc.	114,600	1,486,362
*	Omnicell, Inc.	95,773	2,155,850
*	Onyx Pharmaceuticals, Inc.	158,420	4,739,926
*	Optical Sensors, Inc.	1,633	1,796
	Option Care, Inc.	113,250	1,706,678
*	OraSure Technologies, Inc.	152,250	1,166,235
*	Orchid Cellmark, Inc.	99,789	510,920
*	Orthologic Corp.	106,463	154,371
* #	Oscient Pharmaceuticals Corp.	37,949	209,858
*	Osteotech, Inc.	59,239	433,629
#	Owens & Minor, Inc.	137,000	4,863,500
*	Oxigene, Inc.	95,830	437,943
* #	Pain Therapeutics, Inc.	145,722	1,226,979
* #	PainCare Holdings, Inc.	136,600	42,346
* #	Palatin Technologies, Inc.	190,062	368,720
* #	Palomar Medical Technologies, Inc.	61,494	2,391,502
*	Panacos Pharmaceuticals, Inc.	156,137	652,653
*	Par Pharmaceutical Companies, Inc.	118,700	3,479,097
*	Parexel International Corp.	90,262	3,630,338
*	PDI, Inc.	44,359	465,326
*	Pediatric Services of America, Inc.	22,580	357,893
* #	Penwest Pharmaceuticals Co.	71,300	926,900
	Perrigo Co.	296,447	5,798,503
*	Pharmacopia Drug Discovery, Inc.	25,650	154,670
*	Pharmacyclics, Inc.	67,401	232,533

*	Pharmanet Development Group, Inc.	60,818	1,952,866
* #	Pharmanetics, Inc.	100	—
*	Pharmion Corp.	105,840	3,070,418
*	PhotoMedex, Inc.	126,944	159,949
*	Point Therapeutics, Inc.	660	79
	PolyMedica Corp.	74,549	3,031,162
*	Possis Medical, Inc.	56,854	669,172
*	Pozen, Inc.	96,867	1,529,530
* #	Premier Laser Systems, Inc. Class A	3,400	14
*	Progenics Pharmaceuticals, Inc.	86,800	1,856,652
*	Prospect Medical Holdings, Inc.	18,800	103,400
* #	Providence Service Corp.	38,153	1,028,986
* #	ProxyMed, Inc.	41,079	108,859
*	PSS World Medical, Inc.	222,400	4,170,000
	Psychemedics Corp.	16,525	316,454
*	Psychiatric Solutions, Inc.	88,286	3,444,920
* #	QuadraMed Corp.	144,111	468,361
*	Questcor Pharmaceuticals, Inc.	25,900	15,540
*	Quidel Corp.	106,835	1,569,406
* #	Quigley Corp.	24,606	142,715
* #	Radiation Therapy Services, Inc.	77,300	2,135,026
*	RadNet, Inc.	29,000	197,200
*	Regeneration Technologies, Inc.	97,540	980,277
*	Regeneron Pharmaceuticals, Inc.	209,137	4,693,034
* #	RegeneRx Biopharmaceuticals, Inc.	16,360	35,174
*	RehabCare Group, Inc.	57,600	908,928
*	Renovis, Inc.	94,600	315,964
*	Repligen Corp.	100,238	389,926
*	Repros Therapeutics, Inc.	42,170	560,439
*	Res-Care, Inc.	91,730	1,898,811
*	Retractable Technologies, Inc.	11,200	30,352
* #	Rigel Pharmaceuticals, Inc.	82,722	805,712
* #	Rochester Medical Corp.	29,538	452,522
*	Rotech Healthcare, Inc.	20,074	25,895
*	Rural/Metro Corp.	13,600	95,064
*	Salix Pharmaceuticals, Ltd.	155,557	2,067,353
* #	Sangamo BioSciences, Inc.	115,697	843,431
* #	Santarus, Inc.	161,036	946,892
*	Savient Pharmaceuticals, Inc.	185,500	2,637,810
*	SciClone Pharmaceuticals, Inc.	152,861	420,368
* #	Sciele Pharma, Inc.	116,064	2,869,102
* #	SCOLR Pharma, Inc.	28,700	64,575
*	Seattle Genetics, Inc.	187,435	1,971,816
*	Senesco Technologies, Inc.	27,100	31,978
* #	Senomyx, Inc.	96,298	1,285,578
*	Sequenom, Inc.	116,758	506,730
*	SeraCare Life Sciences, Inc.	43,321	307,579
*	Signalife, Inc.	3,100	3,069
#	Sirona Dental Systems, Inc.	43,500	1,507,275
*	Somanetics Corp.	43,279	792,871
*	Sonic Innovations, Inc.	86,684	872,041
* #	SonoSite, Inc.	54,145	1,543,674

*	Sonus Pharmaceuticals, Inc.	67,150	385,441
	Span-American Medical System, Inc.	2,900	66,236
* #	Specialized Health Products International, Inc.	18,567	14,482
* #	Spectranetics Corp.	98,572	948,263
* #	Spectrum Pharmaceuticals, Inc.	84,708	554,837
*	SRI/Surgical Express, Inc.	8,700	45,501
*	Staar Surgical Co.	78,400	357,504
* #	StemCells, Inc.	259,497	635,768
* #	Stereotaxis, Inc.	25,100	302,204
	Steris Corp.	207,600	6,242,532
*	Stratagene Corp.	28,326	307,620
*	Strategic Diagnostics, Inc.	66,450	324,276
*	Sun Healthcare Group, Inc.	141,492	2,023,336
*	Sunesis Pharmaceuticals, Inc.	6,600	28,314
*	SunLink Health Systems, Inc.	1,048	7,126
*	Sunrise Senior Living, Inc.	156,030	6,110,135
*	SuperGen, Inc.	183,659	1,188,274
* #	SurModics, Inc.	60,692	2,277,164
*	Symbion, Inc.	71,501	1,564,442
*	Symmetry Medical, Inc.	93,300	1,430,289
*	Synovis Life Technologies, Inc.	40,139	560,340
* #	Tanox, Inc.	125,570	2,355,693
* #	Telik, Inc.	162,000	972,000
*	Tercica, Inc.	9,439	63,147
*	The Medicines Co.	188,092	3,669,675
*	Theragenics Corp.	99,200	435,488
*	Third Wave Technologies, Inc.	137,873	802,421
* #	Thoratec Corp.	174,843	3,463,640
*	Threshold Pharmaceuticals, Inc.	85,400	129,808
*	Titan Pharmaceuticals, Inc.	128,083	272,817
*	TLC Vision Corp.	31,060	184,496
	Trestle Holdings, Inc.	250	11
* #	Trimeris, Inc.	70,778	500,400
*	Tripos, Inc.	10,420	8,232
*	TriZetto Group, Inc.	159,632	2,957,981
*	U.S. Physical Therapy, Inc.	38,041	528,389
* #	United Therapeutics Corp.	74,258	4,900,285
*	Urologix, Inc.	46,442	111,925
*	Uroplasty, Inc.	25,359	107,269
	Utah Medical Products, Inc.	13,811	437,947
#	Valeant Pharmaceuticals International	312,887	4,940,486
*	Vanda Pharmaceuticals, Inc.	23,300	466,466
*	Varian, Inc.	95,999	5,649,541
*	Vascular Solutions, Inc.	50,676	456,591
*	Vaxgen, Inc.	41,100	69,870
*	Ventana Medical Systems, Inc.	118,445	6,095,180
*	ViaCell, Inc.	26,700	163,404
*	Viasys Healthcare, Inc.	108,819	4,673,776
*	Vical, Inc.	129,323	634,976
*	ViroPharma, Inc.	232,474	3,368,548
*	Vision-Sciences, Inc.	5,000	6,150
* #	VistaCare, Inc.	49,345	468,284

*	Vital Images, Inc.	55,992	1,544,819
	Vital Signs, Inc.	43,640	2,539,412
* #	Vivus, Inc.	191,865	1,045,664
#	West Pharmaceutical Services, Inc.	109,000	5,543,740
*	Wright Medical Group, Inc.	116,526	2,838,573
*	Xenoport, Inc.	81,251	3,575,044
	Young Innovations, Inc.	1,134	28,157
*	Zila, Inc.	133,329	227,993
*	Zoll Medical Corp.	66,024	1,482,239
* #	Zymogenetics, Inc.	223,614	3,665,033
Total Health Care			591,332,198

Industrials — (12.8%)
* #	3-D Systems Corp.	63,030	1,270,685
	AAON, Inc.	41,903	1,244,938
* #	AAR Corp.	126,783	4,120,448
*	Ablest, Inc.	2,100	22,911
	ABM Industries, Inc.	166,389	4,910,139
*	ABX Air, Inc.	199,483	1,260,733
* #	Acco Brands Corp.	183,309	4,584,558
*	Accuride Corp.	75,200	1,182,144
	Aceto Corp.	76,875	678,038
*	Active Power, Inc.	142,756	242,685
#	Actuant Corp.	93,178	5,183,492
	Administaff, Inc.	94,900	3,460,054
*	AeroCentury Corp.	400	6,480
*	Aerosonic Corp.	10,600	77,910
*	AirNet Systems, Inc.	21,500	76,755
* #	Airtran Holdings, Inc.	303,200	3,756,648
	Alamo Group, Inc.	29,705	754,210
*	Alaska Air Group, Inc.	133,007	3,878,484
	Albany International Corp. Class A	88,425	3,459,186
* #	Allied Defense Group, Inc.	16,600	150,894
	American Ecology Corp.	61,950	1,341,218
*	American Locker Group, Inc.	300	1,200
*	American Reprographics Co.	37,900	1,167,320
* #	American Science & Engineering, Inc.	31,200	1,690,416
* #	American Superconductor Corp.	118,099	2,047,837
#	American Woodmark Corp.	53,176	1,980,806
	Ameron International Corp.	29,999	2,354,922
*	Amistar Corp.	1,600	1,056
	Ampco-Pittsburgh Corp.	35,955	1,361,975
#	Amrep Corp.	22,670	1,321,661
	Angelica Corp.	32,199	808,195
*	APAC Customer Services, Inc.	170,075	530,634
	Apogee Enterprises, Inc.	96,410	2,373,614
	Applied Industrial Technologies, Inc.	122,325	3,579,230
	Applied Signal Technologies, Inc.	41,314	670,526
* #	Argon ST, Inc.	75,425	1,798,886
#	Arkansas Best Corp.	79,600	3,286,684
* #	Arotech Corp.	38,520	112,478
	Art’s-Way Manufacturing Co., Inc.	200	1,808

*	Astec Industries, Inc.	74,100	3,192,969
*	Astronics Corp.	7,525	211,001
* #	ASV, Inc.	90,932	1,594,038
*	Atlas Air Worldwide Holding, Inc.	91,036	5,337,441
*	Avalon Holding Corp. Class A	4,450	47,170
*	Axsys Technologies, Inc.	34,673	719,465
*	AZZ, Inc.	39,600	1,344,420
#	Badger Meter, Inc.	48,270	1,240,056
*	Baker (Michael) Corp.	28,700	982,688
	Baldor Electric Co.	146,233	6,782,287
*	Baldwin Technology Co., Inc. Class A	18,800	114,868
#	Barnes Group, Inc.	178,869	5,274,847
	Barrett Business Services, Inc.	38,300	961,713
*	Blount International, Inc.	159,800	2,086,988
	BlueLinx Holdings, Inc.	79,400	905,954
	Bowne & Co., Inc.	81,860	1,587,265
*	Breeze-Eastern Corp.	6,100	72,285
#	Briggs & Stratton Corp.	168,000	5,451,600
*	BTU International, Inc.	31,300	402,831
*	Builders FirstSource, Inc.	120,138	2,002,700
*	Butler International, Inc.	8,200	13,120
#	C&D Technologies, Inc.	83,279	518,828
*	Cannon Express, Inc.	200	5
* #	Capstone Turbine Corp.	297,900	285,984
	Cascade Corp.	42,300	2,880,630
*	Casella Waste Systems, Inc. Class A	80,089	858,554
*	Catalytica Energy Systems, Inc.	19,291	30,287
*	CBIZ, Inc.	226,695	1,695,679
	CDI Corp.	68,000	2,273,920
*	CECO Environmental Corp.	39,871	486,426
*	Celadon Group, Inc.	77,302	1,276,256
*	Cenveo, Inc.	182,500	4,454,825
* #	Ceradyne, Inc.	92,265	6,234,346
	Champion Industries, Inc.	30,129	222,051
*	Channell Commercial Corp.	7,200	34,056
	Chase Corp.	8,766	255,003
	Chicago Rivet & Machine Co.	200	4,698
	CIRCOR International, Inc.	48,590	1,855,652
	Clarcor, Inc.	174,400	5,828,448
*	Clean Harbors, Inc.	67,164	3,156,036
*	Columbus McKinnon Corp.	63,995	1,919,850
*	Comforce Corp.	12,877	33,480
	Comfort Systems USA, Inc.	138,419	1,937,866
*	Commercial Vehicle Group, Inc.	73,856	1,432,068
*	Competitive Technologies, Inc.	27,272	70,907
*	Compudyne Corp.	26,996	137,950
	CompX International, Inc.	5,000	96,500
*	COMSYS IT Partners, Inc.	65,999	1,519,297
*	Conrad Industries, Inc.	7,000	91,350
*	Consolidated Freightways Corp.	150	—
*	Consolidated Graphics, Inc.	45,982	3,338,293
*	Cornell Companies, Inc.	37,500	893,625

*	Corrpro Companies, Inc.	7,075	10,330
* #	CoStar Group, Inc.	65,083	3,531,404
*	Covenant Transport, Inc. Class A	30,955	348,863
*	CPI Aerostructures, Inc.	14,966	122,721
*	CRA International, Inc.	39,800	2,105,022
*	Cross (A.T.) Co. Class A	14,300	148,577
	Cubic Corp.	90,795	2,281,678
	Curtiss-Wright Corp.	145,000	6,535,150
* #	Delta Air Lines, Inc.	269,947	—
	Deluxe Corp.	186,930	8,163,233
*	Devcon International Corp.	3,500	13,790
*	DHB Industries, Inc.	132,600	716,040
	Diamond Management & Technology Consultants, Inc.	107,150	1,394,022
*	Distributed Energy Systems Corp.	104,150	77,071
* #	Document Securities Systems, Inc.	46,500	564,510
*	Dollar Thrifty Automotive Group, Inc.	73,500	3,416,280
*	Ducommun, Inc.	35,096	876,347
*	Dynamex, Inc.	36,099	974,673
*	Dynamic Materials Corp.	41,150	1,491,688
	Eagle Bulk Shipping, Inc.	141,824	3,159,839
	Eastern Co.	14,315	418,857
	Ecology & Environment, Inc. Class A	2,000	25,800
	EDO Corp.	71,700	2,406,969
*	EGL, Inc.	117,944	5,466,704
*	Electro Rent Corp.	84,056	1,211,247
*	EMCOR Group, Inc.	91,200	5,981,808
#	Encore Wire Corp.	76,969	2,235,949
* #	Energy Conversion Devices, Inc.	134,360	4,619,297
*	Energy Focus, Inc.	35,200	264,000
*	EnerSys	159,500	2,890,140
* #	ENGlobal Corp.	87,300	902,682
	Ennis, Inc.	86,200	2,060,180
*	EnPro Industries, Inc.	67,700	2,812,258
*	Environmental Tectonics Corp.	7,500	24,675
	Equifax, Inc.	36,805	1,546,914
* #	ESCO Technologies, Inc.	88,000	4,458,960
	Espey Manufacturing & Electronics Corp.	2,800	64,904
*	Esterline Technologies Corp.	87,000	3,958,500
*	Evercel, Inc.	466	1,049
* #	Evergreen Solar, Inc.	235,427	1,972,878
*	Exponent, Inc.	50,310	1,157,130
*	ExpressJet Holdings, Inc.	173,300	1,072,727
	Federal Signal Corp.	163,000	2,663,420
*	First Aviation Services, Inc.	6,100	15,311
*	First Consulting Group, Inc.	90,503	819,052
* #	Flanders Corp.	84,297	599,352
*	Flow International Corp.	115,178	1,478,886
*	FLYi, Inc.	97	—
*	Fortune Industries, Inc.	454	1,793
#	Forward Air Corp.	103,400	3,516,634
*	Foster (L.B.) Co. Class A	9,700	258,699
#	Franklin Electric Co., Inc.	75,820	3,574,155

* #	Frontier Airlines Holdings, Inc.	94,662	574,598
	Frozen Food Express Industries, Inc.	51,982	538,014
* #	FTI Consulting, Inc.	143,925	5,336,739
* #	FuelCell Energy, Inc.	211,954	1,462,483
*	Furmanite Corp.	116,270	848,771
	G & K Services, Inc. Class A	72,855	2,773,590
*	Gardner Denver Machinery, Inc.	25,076	1,032,880
*	Gehl Co.	40,050	1,189,886
	Gencorp, Inc.	193,611	2,596,324
	General Employment Enterprises, Inc.	4,817	10,212
*	Genesee & Wyoming, Inc.	127,375	4,143,509
*	Global Cash Access, Inc.	50,600	822,250
*	Global Payment Technologies, Inc.	5,400	3,726
	Gorman-Rupp Co.	45,456	1,531,867
*	GP Strategies Corp.	54,952	585,788
*	Graftech International, Ltd.	345,100	5,342,148
	Graham Corp.	3,700	63,825
#	Greenbrier Companies, Inc.	51,100	1,611,183
*	Griffon Corp.	101,480	2,368,543
	Hardinge, Inc.	35,560	1,108,050
*	Hawaiian Holdings, Inc.	153,675	599,333
	Healthcare Services Group, Inc.	93,875	2,616,296
#	Heartland Express, Inc.	324,241	5,437,522
#	Heico Corp.	71,800	3,080,220
	Heico Corp. Class A	51,463	1,841,861
*	Heidrick & Struggles International, Inc.	60,507	2,949,111
*	Henry Bros. Electronics, Inc.	14,244	61,961
*	Herley Industries, Inc.	42,000	661,080
* #	Hexcel Corp.	296,113	6,849,094
* #	Hill International, Inc.	83,966	591,121
*	Hirsch International Corp. Class A	3,200	16,256
	Hi-Shear Technology Corp.	22,362	233,012
	Horizon Lines, Inc. Class A	12,200	420,656
*	Hub Group, Inc. Class A	132,476	4,898,962
*	Hudson Highland Group, Inc.	85,200	1,838,616
*	Hudson Technologies, Inc.	4,700	5,217
*	Hurco Companies, Inc.	21,760	1,039,258
*	Huron Consulting Group, Inc.	13,200	904,464
*	Huttig Building Products, Inc.	67,300	546,476
*	ICT Group, Inc.	51,307	967,137
*	II-VI, Inc.	97,304	2,700,186
	IKON Office Solutions, Inc.	347,960	5,069,777
*	Industrial Distribution Group, Inc.	24,306	276,116
*	Infrasource Services, Inc.	128,200	4,640,840
*	Innotrac Corp.	16,300	49,878
* #	Innovative Solutions & Support, Inc.	57,330	1,506,632
* #	Insituform Technologies, Inc. Class A	89,919	1,896,392
#	Insteel Industries, Inc.	57,800	1,055,428
*	Integrated Electrical Services, Inc.	52,928	1,401,533
* #	Interline Brands, Inc.	19,200	470,016
*	International Shipholding Corp.	8,000	162,000
	Interpool, Inc.	57,800	1,560,022

*	Intersections, Inc.	57,070	592,387
*	Ionatron, Inc.	265,786	1,318,299
*	JPS Industries, Inc.	8,900	31,996
*	K&F Industries Holdings, Inc.	126,860	3,356,716
*	Kadant, Inc.	35,720	1,066,242
	Kaman Corp. Class A	82,500	2,423,850
#	Kaydon Corp.	92,912	4,483,004
	Kelly Services, Inc. Class A	104,366	3,007,828
* #	Kenexa Corp.	83,309	3,249,884
*	Key Technology, Inc.	16,302	329,626
*	Kforce, Inc.	134,755	2,165,513
*	Kirby Corp.	700	28,014
#	Knight Transportation, Inc.	283,779	5,315,181
#	Knoll, Inc.	96,700	2,340,140
*	Korn/Ferry International	145,120	3,774,571
*	K-Tron International, Inc.	9,313	871,231
*	LaBarge, Inc.	51,710	662,922
*	Labor Ready, Inc.	172,300	4,135,200
* #	Ladish Co., Inc.	49,300	2,188,427
	Lawson Products, Inc.	15,828	582,945
*	Layne Christensen Co.	52,328	2,355,283
*	Learning Tree International, Inc.	55,881	771,158
*	LECG Corp.	76,000	1,124,800
*	LGL Group, Inc.	2,400	33,336
#	Lindsay Corp.	38,400	1,319,040
*	LMI Aerospace, Inc.	37,641	782,180
	LSI Industries, Inc.	70,870	1,081,476
*	Lydall, Inc.	40,700	574,277
*	M&F Worldwide Corp.	62,700	4,281,783
*	Mac-Gray Corp.	28,600	433,862
	Macquarie Infrastucture Co. Trust	600	26,766
*	Magnetek, Inc.	101,278	504,364
*	MAIR Holdings, Inc.	53,016	350,966
*	Marten Transport, Ltd.	70,882	1,372,276
*	Maxco, Inc.	3,000	20,700
	McGrath Rentcorp.	85,514	2,662,051
*	Meadow Valley Corp.	2,300	31,073
*	Media Sciences International, Inc.	2,800	16,744
* #	Medialink Worldwide, Inc.	20,800	107,536
*	Merrimac Industries, Inc.	2,960	29,304
*	Mesa Air Group, Inc.	106,935	753,892
	Met-Pro Corp.	35,904	552,922
*	MFRI, Inc.	22,204	529,565
* #	Microvision, Inc.	146,819	813,377
*	Middleby Corp.	22,487	2,789,063
*	Midwest Air Group, Inc.	57,700	868,385
*	Milacron, Inc.	15,030	115,881
* #	Millennium Cell, Inc.	57,100	39,405
*	Miller Industries, Inc.	39,180	958,343
#	Mine Safety Appliances Co.	122,500	5,267,500
*	Misonix, Inc.	21,900	122,421
* #	Mobile Mini, Inc.	117,730	3,555,446

*	Modtech Holdings, Inc.	50,350	138,463
*	Moog, Inc. Class A	122,346	5,268,219
*	Moog, Inc. Class B	4,850	207,338
*	MTC Technologies, Inc.	50,148	1,046,589
	Mueller Industries, Inc.	114,545	4,007,930
	Multi-Color Corp.	17,996	738,736
*	M-Wave, Inc.	575	1,846
	NACCO Industries, Inc. Class A	6,400	1,088,000
*	Nashua Corp.	6,400	66,176
*	National Patent Development Corp.	14,160	40,356
*	National Technical Systems, Inc.	21,100	138,627
* #	Navigant Consulting, Inc.	181,300	3,778,292
* #	NCI Building Systems, Inc.	64,300	3,305,663
	Nordson Corp.	114,575	5,956,754
* #	North America Galvanizing & Coatings, Inc.	26,000	377,000
* #	Northwest Airlines Corp.	60,357	151
*	NuCo2, Inc.	52,100	1,347,306
*	Odyssey Marine Exploration, Inc.	159,500	1,052,700
*	Old Dominion Freight Line, Inc.	123,022	3,841,977
	Omega Flex, Inc.	25,100	522,331
*	On Assignment, Inc.	122,315	1,333,234
*	Orbit International Corp.	1,977	16,409
*	Orbital Sciences Corp.	200,952	4,141,621
*	P.A.M. Transportation Services, Inc.	20,468	375,792
*	Paragon Technologies, Inc.	9,400	55,366
*	Park-Ohio Holdings Corp.	34,735	810,020
*	Patrick Industries, Inc.	6,283	84,946
*	Patriot Transportation Holding, Inc.	9,421	842,614
*	Peerless Manufacturing Co.	7,978	320,955
*	Pemco Aviation Group, Inc.	1,050	9,954
*	Perini Corp.	87,300	4,801,500
*	PHH Corp.	171,200	5,307,200
* #	Pinnacle Airlines Corp.	72,900	1,315,845
* #	Plug Power, Inc.	221,443	655,471
	Portec Rail Products, Inc.	16,500	200,310
*	Powell Industries, Inc.	39,430	1,104,040
* #	Power-One, Inc.	276,861	1,013,311
*	PPT Vision, Inc.	1,700	833
	Preformed Line Products Co.	8,071	409,361
*	PRG-Schultz International, Inc.	16,122	263,595
*	Protection One, Inc.	6,815	104,201
	Providence & Worcester Railroad Co.	3,900	75,855
#	PW Eagle, Inc.	38,300	1,225,983
*	Quality Distribution, Inc.	58,800	592,116
* #	Quanta Services, Inc.	18,605	558,336
	Quipp, Inc.	1,400	10,080
	Quixote Corp.	28,540	527,134
#	Raven Industries, Inc.	59,630	2,100,169
*	RBC Bearings, Inc.	7,900	304,940
*	RCM Technologies, Inc.	39,234	247,174
	Regal-Beloit Corp.	102,804	4,997,302
*	Republic Airways Holdings, Inc.	141,467	3,306,084

* #	Resources Connection, Inc.	161,736	5,217,603
	Robbins & Myers, Inc.	58,700	2,636,804
	Rollins, Inc.	225,250	5,201,023
*	Rush Enterprises, Inc. Class A	55,251	1,354,202
*	Rush Enterprises, Inc. Class B	6,800	159,596
*	Saia, Inc.	37,454	1,070,810
	Schawk, Inc.	87,360	1,781,270
* #	School Specialty, Inc.	69,600	2,431,824
*	Schuff International, Inc.	6,800	179,860
*	Secom General Corp.	140	—
*	Sequa Corp. Class A	6,700	737,000
*	Sequa Corp. Class B	2,500	275,000
	Servidyne, Inc.	330	1,436
*	Servotronics, Inc.	1,300	11,830
*	SIFCO Industries, Inc.	5,715	116,586
* #	Simclar, Inc.	6,400	39,360
#	Simpson Manufacturing Co., Inc.	158,941	5,295,914
*	Sirva, Inc.	244,100	695,685
	Skywest, Inc.	199,426	5,490,198
*	SL Industries, Inc.	9,500	158,650
*	SmartPros, Ltd.	1,600	7,936
#	Smith (A.O.) Corp.	76,350	2,999,792
*	Smithway Motor Xpress Corp. Class A	3,900	41,340
*	SPACEHAB, Inc.	25,866	13,709
*	Sparton Corp.	9,393	67,442
*	Spherion Corp.	162,820	1,603,777
*	Spherix, Inc.	46,995	130,176
* #	Spire Corp.	27,126	267,462
* #	Standard Automotive Corp.	4,400	—
*	Standard Parking Corp.	32,280	1,184,030
	Standard Register Co.	79,900	951,609
	Standex International Corp.	40,400	1,152,612
	Starrett (L.S.) Co. Class A	4,700	79,947
*	Sterling Construction Co., Inc.	34,600	810,678
*	Stonepath Group, Inc.	65,000	3,250
	Sun Hydraulics, Inc.	35,769	1,544,505
*	Superior Essex, Inc.	67,218	2,375,484
	Supreme Industries, Inc.	15,908	101,016
	Sypris Solutions, Inc.	54,547	450,013
* #	SYS	42,400	89,888
	TAL International Group, Inc.	25,500	663,510
*	Target Logistics, Inc.	11,000	23,760
* #	Taser International, Inc.	204,300	2,153,322
*	Team, Inc.	26,000	1,018,940
*	TeamStaff, Inc.	19,500	19,110
	Tech/Ops Sevcon, Inc.	4,744	43,645
	Technology Research Corp.	18,550	99,985
	Tecumseh Products Co. Class A	42,900	685,113
*	Teledyne Technologies, Inc.	111,400	5,133,312
	Tennant Co.	61,800	2,009,736
* #	Tetra Tech, Inc.	191,296	4,219,990
* #	The Advisory Board Co.	61,697	3,212,563

*	The Geo Group, Inc.	83,300	4,539,850
* #	The Lamson & Sessions Co.	53,820	1,503,193
	Thomas Group, Inc.	5,332	63,024
	Titan International, Inc.	88,900	2,803,906
	Todd Shipyards Corp.	6,490	133,824
*	Trailer Bridge, Inc.	9,500	122,265
*	TransDigm Group, Inc.	18,000	665,100
*	TRC Companies, Inc.	58,896	779,783
	Tredegar Industries, Inc.	108,191	2,500,294
* #	Trex Co., Inc.	49,800	996,000
#	Trinity Industries, Inc.	10,849	500,898
	Triumph Group, Inc.	52,015	3,437,151
*	TRM Corp.	56,200	79,804
*	Tufco Technologies, Inc.	4,700	37,835
* #	TurboChef Technologies, Inc.	98,538	1,294,789
	Twin Disc, Inc.	18,740	1,306,178
*	U.S. Home Systems, Inc.	27,449	394,717
*	U.S. Xpress Enterprises, Inc. Class A	10,523	146,164
	UAP Holding Corp.	153,100	4,510,326
*	Ultralife Batteries, Inc.	48,130	466,380
#	United Industrial Corp.	36,800	2,204,320
*	United Rentals, Inc.	12,300	412,665
*	United Stationers, Inc.	95,009	6,374,154
	Universal Forest Products, Inc.	62,305	2,995,624
*	Universal Security Instruments, Inc.	7,649	240,179
*	Universal Truckload Services, Inc.	19,900	425,860
* #	UQM Technologies, Inc.	83,400	336,102
*	USA Truck, Inc.	31,835	533,236
* #	Valence Technology, Inc.	20,900	28,215
	Valmont Industries, Inc.	84,450	5,952,881
*	Valpey Fisher Corp.	1,650	9,240
*	Veri-Tek International Corp.	1,200	9,756
*	Versar, Inc.	26,000	214,500
	Viad Corp.	70,199	3,114,730
	Vicor Corp.	91,942	1,091,352
* #	Volt Information Sciences, Inc.	77,450	1,923,084
	VSE Corp.	5,389	362,949
	Wabash National Corp.	100,800	1,474,704
	Wabtec Corp.	159,100	6,230,356
	Walter Industries, Inc.	171,700	5,527,023
*	Washington Group International, Inc.	74,115	6,225,660
* #	Waste Connections, Inc.	114,150	3,518,103
	Waste Industries USA, Inc.	44,770	1,396,376
	Watsco, Inc. Class A	79,700	5,037,837
	Watsco, Inc. Class B	1,350	85,577
	Watson Wyatt & Co. Holdings	122,700	6,327,639
#	Watts Water Technologies, Inc.	103,080	3,906,732
	Werner Enterprises, Inc.	248,684	4,807,062
*	Westaff, Inc.	44,632	238,781
* #	Western Power & Equipment Corp.	3,273	1,244
*	Williams Scotsman International, Inc.	23,705	544,267
*	Willis Lease Finance Corp.	9,500	106,875

*	Wolverine Tube, Inc.	43,700	82,156
	Woodward Governor Co.	113,018	6,243,114
*	World Air Holdings, Inc.	1,104	13,171
	WSI Industries, Inc.	2,000	9,760
*	Zareba Systems, Inc.	300	1,728
Total Industrials			652,109,613

Information Technology — (15.6%)
* #	24/7 Real Media, Inc.	167,600	1,967,624
*	3Com Corp.	104,194	487,628
* #	8X8, Inc.	19,200	27,648
*	Acacia Research-Acacia Technologies	84,160	1,142,051
* #	Access Integrated Technologies, Inc.	71,200	510,504
*	ACE*COMM Corp.	7,300	5,913
*	Acorn Factor, Inc.	7,100	30,885
*	Actel Corp.	85,935	1,200,512
*	ActivIdentity Corp.	155,103	697,964
*	Actuate Corp.	205,666	1,275,129
*	Adaptec, Inc.	375,900	1,529,913
*	ADDvantage Technologies Group, Inc.	10,367	50,798
*	Adept Technology, Inc.	2,150	16,448
	Adtran, Inc.	262,626	7,106,660
*	Advanced Analogic Technologies, Inc.	150,509	1,333,510
*	Advanced Energy Industries, Inc.	152,664	3,746,375
* #	Advanced Photonix, Inc.	13,500	24,030
* #	Advent Software, Inc.	91,285	3,290,824
*	Aehr Test Systems	19,219	116,275
*	Aeroflex, Inc.	242,647	3,431,029
*	Aetrium, Inc.	34,918	159,924
*	Agile Software Corp.	194,295	1,558,246
	Agilysys, Inc.	82,488	1,791,639
*	Airspan Networks, Inc.	140,800	464,640
*	Allen Organ Co. Escrow	800	13,032
*	Alliance Semiconductor Corp.	48,050	225,835
*	Allied Motion Technologies, Inc.	2,800	16,884
	American Software, Inc. Class A	80,005	772,848
*	American Technical Ceramics Corp.	21,857	321,735
*	AMIS Holdings, Inc.	305,528	3,904,648
*	Amkor Technology, Inc.	441,988	6,285,069
*	Ampex Corp. Class A	5,825	87,375
*	Amtech Systems, Inc.	21,570	172,776
* #	Anadigics, Inc.	200,100	2,519,259
*	Analysts International Corp.	60,586	114,508
*	Anaren, Inc.	56,600	988,236
*	Andrew Corp.	398,414	5,271,017
*	Ansoft Corp.	80,478	2,578,515
*	Answerthink, Inc.	144,533	511,647
*	Ansys, Inc.	89,488	5,025,646
*	APA Enterprises, Inc.	11,400	14,478
*	Apogee Technology, Inc.	5,300	3,339
*	Applied Micro Circuits Corp.	949,738	2,668,764
*	Applix, Inc.	48,700	757,285

*	Aptimus, Inc.	20,901	102,624
* #	aQuantive, Inc.	100,725	6,425,248
*	Ardent Communications, Inc.	12,900	32
* #	Ariba, Inc.	261,821	2,437,554
* #	Arris Group, Inc.	367,300	6,042,085
*	Art Technology Group, Inc.	357,785	1,016,109
*	ASA International, Ltd.	640	2,128
*	Ascendia Brands, Inc.	40,200	61,104
*	Aspen Technology, Inc.	298,389	4,434,061
*	Astea International, Inc.	2,800	18,312
	Astro-Med, Inc.	12,964	149,086
*	Asyst Technologies, Inc.	167,000	1,199,060
* #	Atari, Inc.	29,458	91,320
*	Atheros Communications	186,896	5,440,543
*	Atmel Corp.	2,500	13,975
*	ATMI, Inc.	119,833	3,660,898
*	Authentidate Holding Corp.	99,800	152,694
*	Authorize.Net Holdings, Inc.	95,236	1,558,061
*	Autobytel, Inc.	145,845	635,884
* #	Avanex Corp.	430,395	727,368
*	Avici Systems, Inc.	47,743	433,984
* #	Avid Technology, Inc.	135,263	4,612,468
*	Aviza Technology, Inc.	67,930	372,936
*	Avocent Corp.	159,465	4,469,804
*	Aware, Inc.	80,192	424,216
*	Axcelis Technologies, Inc.	345,200	2,219,636
*	Axesstel, Inc.	57,700	86,550
*	AXS-One, Inc.	83,200	55,744
*	AXT, Inc.	100,090	385,347
* #	Bankrate, Inc.	59,757	2,599,430
* #	BearingPoint, Inc.	693,761	5,126,894
	Bel Fuse, Inc. Class A	2,500	94,975
	Bel Fuse, Inc. Class B	31,247	1,134,891
*	Bell Industries, Inc.	8,700	37,758
*	Bell Microproducts, Inc.	97,271	626,425
*	Benchmark Electronics, Inc.	228,792	5,058,591
*	BISYS Group, Inc.	410,100	4,818,675
*	Bitstream, Inc.	8,200	68,306
	Black Box Corp.	56,600	2,061,938
* #	Blackboard, Inc.	96,164	3,957,149
*	Blonder Tongue Laboratories, Inc.	9,500	16,625
*	Blue Coat Systems, Inc.	50,586	2,225,278
	Bogen Communications International, Inc.	12,100	81,675
* #	Bookham, Inc.	227,616	489,374
*	Borland Software Corp.	250,800	1,494,768
*	Bottomline Technologies, Inc.	83,439	1,058,007
	BPO Management Services, Inc.	176	211
*	Brightpoint, Inc.	163,880	2,153,383
*	Broadcaster, Inc.	1,200	1,464
* #	BroadVision, Inc.	512,806	1,199,966
*	Brocade Communications Systems, Inc.	270,799	2,485,935
*	Brooks Automation, Inc.	257,334	4,552,238

*	BSQUARE Corp.	32,668	190,128
* #	Cabot Microelectronics Corp.	81,300	2,720,298
*	CalAmp Corp.	77,728	348,221
*	California Micro Devices Corp.	78,597	382,767
*	Callidus Software, Inc.	31,000	239,630
*	CallWave, Inc.	65,300	238,345
	CAM Commerce Solutions, Inc.	10,100	281,184
*	Captaris, Inc.	93,428	481,154
*	Carrier Access Corp.	105,489	419,846
*	Cascade Microtech, Inc.	581	7,268
	Cass Information Systems, Inc.	2,200	73,040
*	Catalyst Semiconductor, Inc.	55,740	211,812
*	Catapult Communications Corp.	46,791	473,993
*	C-COR, Inc.	166,000	2,430,240
*	Centillium Communications, Inc.	116,889	257,156
*	CEVA, Inc.	65,267	482,976
*	Checkpoint Systems, Inc.	133,900	3,351,517
*	Cherokee International Corp.	65,469	320,798
*	Chordiant Software, Inc.	111,300	1,574,895
*	Ciber, Inc.	169,812	1,513,025
*	Ciprico, Inc.	11,597	93,008
*	Cirrus Logic, Inc.	297,590	2,303,347
*	Clarus Corp.	32,700	320,460
*	CLST Holdings, Inc.	28,818	74,062
*	CMGI, Inc.	180,510	451,275
*	CNET Networks, Inc.	631,185	5,724,848
	Cognex Corp.	151,140	3,556,324
*	Coherent, Inc.	106,293	3,297,209
	Cohu, Inc.	76,298	1,559,531
	Comarco, Inc.	18,436	111,353
* #	Commerce One, Inc.	45,000	—
	Communications Systems, Inc.	8,360	82,597
*	Computer Horizons Corp.	109,233	77,555
*	Computer Task Group, Inc.	49,800	234,558
* #	Comtech Telecommunications Corp.	78,700	3,523,399
*	Concur Technologies, Inc.	123,383	2,457,789
*	Concurrent Computer Corp.	207,000	370,530
* #	Conexant Systems, Inc.	1,062,406	1,370,504
* #	Convera Corp.	127,874	544,743
*	Cosine Communications, Inc.	22,621	76,911
*	Covansys Corp.	123,706	4,180,026
*	C-Phone Corp.	8,900	51
*	CPI International, Inc.	40,857	837,160
* #	Cray, Inc.	55,562	450,052
*	Credence Systems Corp.	338,798	1,124,809
*	Critical Path, Inc.	2,200	242
*	Crossroads Systems, Inc.	21,669	32,287
*	CSG Systems International, Inc.	153,632	4,270,970
*	CSP, Inc.	7,092	63,828
	CTS Corp.	96,159	1,155,831
*	CVD Equipment Corp.	11,229	69,339
*	Cyberoptics Corp.	30,211	415,099

*	Cybersource Corp.	119,200	1,566,288
* #	Cymer, Inc.	126,786	5,089,190
#	Daktronics, Inc.	133,716	3,203,835
*	Data I/O Corp.	7,400	30,414
*	Datalink Corp.	35,900	235,504
	Dataram Corp.	27,600	122,820
*	DataTRAK International, Inc.	7,600	37,164
*	Datawatch Corp.	4,032	19,757
*	DealerTrack Holdings, Inc.	13,810	498,403
*	Delphax Technologies, Inc.	6,300	7,056
*	Digi International, Inc.	82,826	1,163,705
*	Digimarc Corp.	72,565	683,562
*	Digital Angel Corp.	132,600	241,332
*	Digital River, Inc.	74	3,805
* #	Diodes, Inc.	85,639	3,167,787
*	Ditech Networks, Inc.	111,312	890,496
*	Document Sciences Corp.	14,200	88,608
*	Dot Hill Systems Corp.	143,578	572,876
*	DPAC Technologies Corp.	1,261	101
*	DSP Group, Inc.	96,800	2,109,272
*	DTS, Inc.	61,589	1,405,461
* #	Dycom Industries, Inc.	138,266	4,112,031
*	Dynamics Research Corp.	28,408	371,861
* #	EarthLink, Inc.	419,797	3,475,919
*	EasyLink Services Corp.	1,393	7,787
* #	Echelon Corp.	133,506	2,328,345
*	eCollege.com, Inc.	75,774	1,669,301
* #	EDGAR Online, Inc.	81,584	244,752
*	Edgewater Technology, Inc.	39,955	336,022
*	EFJ, Inc.	83,394	440,320
*	eFunds Corp.	160,406	5,423,327
*	Elecsys Corp.	900	7,380
*	Electro Scientific Industries, Inc.	99,093	2,046,270
* #	Electroglas, Inc.	63,500	137,795
*	Electronics for Imaging, Inc.	193,166	5,507,163
* #	eLoyalty Corp.	30,989	784,951
*	Embarcadero Technologies, Inc.	77,550	553,707
* #	EMCORE Corp.	173,250	840,263
*	EMS Technologies, Inc.	52,068	1,058,542
*	Emulex Corp.	287,200	6,372,968
*	En Pointe Technologies, Inc.	6,400	22,080
*	Endwave Corp.	39,300	483,783
*	Entegris, Inc.	442,595	5,089,843
*	Entertainment Distribution Co., Inc.	211,977	449,391
*	Entrust, Inc.	205,389	844,149
* #	Epicor Software Corp.	196,622	2,847,087
*	EPIQ Systems, Inc.	66,166	1,746,782
*	ePlus, Inc.	25,190	245,351
* #	eSpeed, Inc.	101,780	926,198
*	ESS Technology, Inc.	110,500	151,385
*	Euronet Worldwide, Inc.	128,336	3,448,388
*	Evans & Sutherland Computer Corp.	12,743	33,896

*	Evolving Systems, Inc.	12,200	24,644
*	Exar Corp.	111,508	1,515,394
*	Excel Technology, Inc.	33,772	912,519
*	Extreme Networks, Inc.	405,214	1,519,553
*	Ezenia!, Inc.	200	258
* #	FalconStor Software, Inc.	167,005	1,812,004
*	Faro Technologies, Inc.	49,770	1,651,866
* #	FEI Co.	117,950	4,375,945
* #	Finisar Corp.	1,046,288	3,798,025
*	Firstwave Technologies, Inc.	2,500	5,100
* #	Flextronics International, Ltd.	74,958	865,765
*	Forgent Networks, Inc.	70,600	75,542
*	FormFactor, Inc.	64,756	2,575,994
*	Forrester Research, Inc.	77,987	2,115,007
	Frequency Electronics, Inc.	16,500	173,910
*	FSI International, Inc.	93,400	406,290
* #	Gateway, Inc.	830,713	1,486,976
*	Genesis Microchip, Inc.	93,462	811,250
*	Gerber Scientific, Inc.	70,100	799,841
	Gevity HR, Inc.	82,310	1,728,510
*	Giga-Tronics, Inc.	4,500	7,830
* #	Global e-Point, Inc.	2,908	1,018
*	Globecomm Systems, Inc.	23,974	326,766
* #	GlobeTel Communications Corp.	236,100	57,845
*	Goldleaf Financial Solutions, Inc.	59,525	350,602
*	Greenfield Online, Inc.	88,200	1,393,560
*	GSE Systems, Inc.	43,996	296,973
*	GTSI Corp.	31,822	421,323
*	Halifax Corp.	1,000	2,670
*	Harmonic, Inc.	268,447	2,442,868
*	Harris Stratex Networks, Inc. Class A	76,003	1,299,651
*	Hauppauge Digital, Inc.	33,057	183,136
#	Heartland Payment Systems, Inc.	127,497	3,244,799
*	HEI, Inc.	24,250	31,283
*	hi/fn, inc.	46,100	273,834
* #	Hittite Microwave Corp.	104,136	4,233,128
*	Hutchinson Technology, Inc.	88,400	1,615,952
*	Hypercom Corp.	191,200	1,156,760
* #	I.D. Systems, Inc.	34,640	469,026
* #	i2 Technologies, Inc.	71,200	1,335,712
*	iBasis, Inc.	112,787	1,166,218
*	Ibis Technology Corp.	33,700	48,528
*	iCAD, Inc.	3,500	11,165
*	iGATE Capital Corp.	180,465	1,299,348
*	ImageWare Systems, Inc.	46,300	108,342
*	I-many, Inc.	46,200	97,944
	Imation Corp.	114,901	4,355,897
* #	Imergent, Inc.	42,300	1,010,970
*	Immersion Corp.	85,800	1,045,902
* #	Infocrossing, Inc.	74,791	1,364,936
*	InFocus Corp.	125,913	309,746
*	Informatica Corp.	286,757	4,375,912

*	Inforte Corp.	33,700	140,866
	InfoSpace, Inc.	106,946	2,618,038
	infoUSA, Inc.	134,005	1,431,173
*	Innodata Isogen, Inc.	79,193	298,558
*	Innovex, Inc.	55,800	87,048
*	InPlay Technologies, Inc.	10,200	13,668
*	Insight Enterprises, Inc.	154,741	3,429,061
*	Insightful Corp.	6,200	16,058
*	InsWeb Corp.	1,633	11,300
#	Integral Systems, Inc.	36,475	933,760
*	Integrated Silicon Solution, Inc.	123,751	704,143
* #	Intelli-Check, Inc.	41,467	286,122
*	Intelligent Systems Corp.	14,681	55,788
*	Intelligroup, Inc.	30,400	36,480
*	Interactive Intelligence, Inc.	57,041	1,122,567
* #	Interdigital Communications Corp.	164,200	5,344,710
*	Interlink Electronics, Inc.	35,900	70,364
* #	Intermec, Inc.	203,600	5,008,560
* #	Internap Network Services Corp.	163,800	2,425,878
*	Internet Capital Group, Inc.	129,165	1,508,647
*	Internet Commerce Corp.	3,900	14,001
*	Interphase Corp.	19,739	188,113
	Inter-Tel, Inc.	76,500	2,000,475
*	Intervoice, Inc.	131,418	1,035,574
*	Interwoven, Inc.	143,823	2,154,469
*	Intest Corp.	27,732	126,735
*	Intevac, Inc.	72,736	1,403,077
*	IntriCon Corp.	15,610	109,270
*	Intrusion, Inc.	4,050	1,661
*	INX, Inc.	11,500	114,770
*	Iomega Corp.	180,595	771,141
* #	iPass, Inc.	75,000	399,000
* #	IPIX Corp.	4,350	152
*	Island Pacific, Inc.	54,700	4,103
*	Iteris, Inc.	48,330	118,409
* #	Itron, Inc.	81,900	5,540,535
*	Ixia	208,028	1,930,500
*	IXYS Corp.	111,824	1,045,554
* #	j2 Global Communications, Inc.	166,464	5,548,245
*	Jaco Electronics, Inc.	6,575	16,044
*	JDA Software Group, Inc.	84,412	1,535,454
*	JMAR Industries, Inc.	23,100	3,812
* #	Jupitermedia Corp.	113,569	817,697
*	Keane, Inc.	180,564	2,562,203
	Keithley Instruments, Inc.	46,070	611,349
*	Kemet Corp.	226,623	1,740,465
*	Key Tronic Corp.	30,677	138,047
*	Keynote Systems, Inc.	28,100	443,980
*	Kintera, Inc.	43,411	74,233
* #	Komag, Inc.	102,809	2,494,146
*	Kopin Corp.	226,436	810,641
*	Kronos, Inc.	103,555	5,673,778

*	Kulicke & Soffa Industries, Inc.	195,534	1,871,260
*	KVH Industries, Inc.	45,928	426,671
* #	L-1 Identity Solutions, Inc.	240,939	5,151,276
*	Lantronix, Inc.	14,600	20,148
* #	LaserCard Corp.	40,224	486,710
*	Lattice Semiconductor Corp.	390,151	2,056,096
* #	Lawson Software, Inc.	620,206	5,693,491
* #	LeCroy Corp.	39,913	367,200
*	LightPath Technologies, Inc.	1,850	9,713
*	Lionbridge Technologies, Inc.	185,246	1,113,328
*	Littlefuse, Inc.	78,213	3,134,777
*	Logic Devices, Inc.	6,500	14,885
*	LogicVision, Inc.	52,141	42,756
*	Logility, Inc.	36,087	336,692
*	LoJack Corp.	61,800	1,358,364
*	LookSmart, Ltd.	75,572	258,456
*	Loral Space & Communications, Inc.	68,243	3,200,597
*	LTX Corp.	211,196	1,235,497
* #	Lumera Corp.	66,184	315,036
*	Macrovision Corp.	172,093	4,809,999
*	Magma Design Automation, Inc.	130,583	1,935,240
*	Mai Systems Corp. Escrow Shares	3	—
*	Management Network Group, Inc.	70,900	138,255
*	Manatron, Inc.	1,102	10,194
*	Manhattan Associates, Inc.	93,294	2,711,124
*	ManTech International Corp. Class A	65,600	2,097,888
#	Marchex, Inc. Class B	99,843	1,546,568
*	Mastec, Inc.	216,350	2,940,197
*	Mattson Technology, Inc.	179,045	1,765,384
	Maximus, Inc.	73,800	3,189,636
* #	Maxwell Technologies, Inc.	53,379	733,427
* #	MDI, Inc.	13,600	21,624
*	Measurement Specialties, Inc.	12,500	248,625
*	Mechanical Technology, Inc.	89,820	112,275
*	MedQuist, Inc.	62,700	526,680
*	Mentor Graphics Corp.	288,886	4,119,514
*	Mercury Computer Systems, Inc.	72,700	946,554
*	Merix Corp.	63,213	472,833
	Mesa Laboratories, Inc.	5,519	136,043
	Methode Electronics, Inc.	124,320	1,874,746
	Micrel, Inc.	258,473	3,220,574
* #	Microsemi Corp.	237,102	5,465,201
*	MicroStrategy, Inc.	32,400	3,363,768
*	Microtune, Inc.	181,447	927,194
* #	Midway Games, Inc.	283,100	1,786,361
* #	Mindspeed Technologies, Inc.	361,770	788,659
*	MIPS Technologies, Inc.	151,400	1,338,376
*	MIVA, Inc.	110,500	615,485
*	MKS Instruments, Inc.	194,107	5,289,416
* #	Mobility Electronics, Inc.	104,730	317,332
*	Mobius Management Systems, Inc.	64,122	641,220
	Mocon, Inc.	19,068	223,096

*	Moldflow Corp.	38,412	849,673
* #	Monolithic Power Systems	106,019	1,793,841
* #	MoSys, Inc.	104,460	840,903
*	Motive, Inc.	26,000	80,600
*	MPS Group, Inc.	333,200	4,581,500
* #	MRV Communications, Inc.	427,581	1,406,741
*	MSC.Software Corp.	149,506	1,982,450
*	MTI Technology Corp.	1,300	988
*	MTM Technologies, Inc.	4,800	4,560
	MTS Systems Corp.	62,087	2,726,240
* #	Multi-Fineline Electronix, Inc.	78,372	1,338,594
*	Nanometrics, Inc.	37,194	230,231
* #	Napco Security Systems, Inc.	66,260	392,922
*	Napster, Inc.	3,129	11,734
* #	NeoMagic Corp.	44,218	145,477
*	NEON Communications Group, Inc.	127,153	625,593
*	Neoware Systems, Inc.	65,400	793,302
*	Net Perceptions, Inc.	22,600	60,342
*	NETGEAR, Inc.	116,693	4,353,816
* #	Netlogic Microsystems, Inc.	69,678	2,148,870
*	NetManage, Inc.	30,279	152,303
*	NetRatings, Inc.	110,631	2,318,826
*	NetScout Systems, Inc.	107,550	870,080
*	Network Engines, Inc.	125,598	238,636
*	Network Equipment Technologies, Inc.	85,900	897,655
*	Newport Corp.	135,418	2,020,437
	NIC, Inc.	211,965	1,197,602
*	NMS Communications Corp.	152,100	273,780
*	Novatel Wireless, Inc.	102,902	2,390,413
*	Nu Horizons Electronics Corp.	44,007	532,485
*	NumereX Corp. Class A	10,500	109,725
* #	NYFIX, Inc.	78,514	490,713
	O.I. Corp.	3,090	38,316
* #	OmniVision Technologies, Inc.	154,400	2,501,280
*	Omtool, Ltd.	3,470	6,940
*	ON Semiconductor Corp.	14	150
* #	On2 Technologies, Inc.	67,700	209,193
*	Online Resources Corp.	85,870	1,067,364
*	Onvia, Inc.	7,378	61,606
*	OpenTV Corp.	38,746	89,503
* #	Openwave Systems, Inc.	307,552	3,167,786
*	Oplink Communications, Inc.	69,800	1,227,084
*	OPNET Technologies, Inc.	71,411	804,802
* #	Opsware, Inc.	324,392	2,935,748
	OPTi, Inc.	11,200	58,576
*	Optical Cable Corp.	15,000	79,350
*	Optical Communication Products, Inc.	136,650	203,609
*	OSI Systems, Inc.	51,800	1,386,686
*	Overland Storage, Inc.	41,151	121,807
*	OYO Geospace Corp.	19,911	1,504,475
*	Packeteer, Inc.	116,348	1,193,730
* #	Palm, Inc.	276,571	4,505,342

*	PAR Technology Corp.	34,269	318,359
*	Parametric Technology Corp.	18,782	350,848
	Park Electrochemical Corp.	66,650	1,856,203
* #	Parkervision, Inc.	80,486	841,884
*	Path 1 Network Technologies, Inc.	17,600	264
*	Paxar Corp.	135,400	4,095,850
*	PC Connection, Inc.	88,450	1,020,713
*	PC-Tel, Inc.	73,700	719,312
*	PDF Solutions, Inc.	91,913	907,181
*	Peerless Systems Corp.	23,600	59,236
	Pegasystems, Inc.	116,867	1,256,320
*	Perceptron, Inc.	22,068	200,377
*	Perficient, Inc.	89,637	1,882,377
*	Performance Technologies, Inc.	37,700	193,778
*	Pericom Semiconductor Corp.	80,736	884,867
*	Pervasive Software, Inc.	71,639	315,212
*	Pfsweb, Inc.	35,142	34,088
*	Phoenix Technologies, Ltd.	78,836	648,032
*	Photon Dynamics, Inc.	54,600	597,870
*	Photronics, Inc.	137,926	2,027,512
*	Pinnacle Data Systems, Inc.	4,400	9,460
*	Pixelworks, Inc.	49,500	67,815
*	Planar Systems, Inc.	48,000	348,000
*	PlanetOut, Inc.	34,700	47,539
	Plantronics, Inc.	180,900	4,395,870
*	PLATO Learning, Inc.	72,866	338,098
* #	Plexus Corp.	132,661	2,919,869
*	PLX Technology, Inc.	94,538	1,029,519
* #	PMC-Sierra, Inc.	701,619	5,409,482
*	Porta Systems Corp.	300	39
*	Power Integrations, Inc.	85,700	2,442,450
* #	Powerwave Technologies, Inc.	338,294	2,158,316
* #	Presstek, Inc.	117,598	805,546
	Printronix, Inc.	6,700	88,373
*	Progress Software Corp.	134,600	4,422,956
* #	Proxim Corp.	6,726	101
	QAD, Inc.	106,659	887,403
#	Quality Systems, Inc.	89,018	3,645,287
*	Qualstar Corp.	5,400	17,442
*	Quantum Corp.	646,800	1,998,612
*	Quest Software, Inc.	335,030	5,769,217
*	QuickLogic Corp.	95,200	273,224
* #	Quokka Sports, Inc.	1,128	37
*	Quovadx, Inc.	70,847	220,334
*	Radiant Systems, Inc.	102,134	1,374,724
*	RadiSys Corp.	73,062	987,798
*	Radyne Corp.	30,000	278,400
* #	RAE Systems, Inc.	189,200	478,676
*	Ramtron International Corp.	84,000	286,440
*	RealNetworks, Inc.	468,719	3,970,050
*	Relm Wireless Corp.	42,600	189,996
	REMEC, Inc.	70,845	106,268

#	Renaissance Learning, Inc.	93,315	1,098,318
* #	Research Frontiers, Inc.	4,700	49,115
* #	RF Micro Devices, Inc.	617,455	4,031,981
*	RF Monolithics, Inc.	25,400	133,350
	Richardson Electronics, Ltd.	44,625	426,169
* #	RightNow Technologies, Inc.	108,508	1,690,555
*	Rimage Corp.	32,640	913,267
*	Rofin-Sinar Technologies, Inc.	50,977	3,440,948
*	Rogers Corp.	54,300	2,185,032
*	Rudolph Technologies, Inc.	95,994	1,539,744
*	S1 Corp.	220,106	1,804,869
*	Saba Software, Inc.	94,336	566,959
*	Safeguard Scientifics, Inc.	398,500	1,048,055
*	Sapient Corp.	411,307	3,084,803
* #	SatCon Technology Corp.	111,600	130,572
*	SBE, Inc.	680	1,374
*	ScanSource, Inc.	79,700	2,309,706
*	Schmitt Industries, Inc.	2,366	18,620
*	Scientific Learning Corp.	5,297	33,742
*	SCM Microsystems, Inc.	51,472	204,344
*	Seachange International, Inc.	93,500	841,500
*	Secure Computing Corp.	220,742	1,682,054
*	Selectica, Inc.	76,360	148,138
* #	Semitool, Inc.	105,560	1,049,266
*	Semtech Corp.	238,557	3,971,974
*	SI International, Inc.	39,943	1,260,202
* #	Sigma Designs, Inc.	75,200	2,100,336
*	Sigmatel, Inc.	94,910	313,203
*	Sigmatron International, Inc.	2,200	19,822
*	Silicon Image, Inc.	264,705	2,218,228
*	Silicon Laboratories, Inc.	74,176	2,567,973
*	Silicon Storage Technology, Inc.	341,800	1,350,110
*	Simulations Plus, Inc.	3,000	39,330
*	Sipex Corp.	40,423	362,190
* #	Sirenza Microdevices, Inc.	169,836	1,800,262
* #	Skyworks Solutions, Inc.	527,593	3,740,634
*	SM&A	59,900	418,102
* #	Smith Micro Software, Inc.	97,809	1,538,536
*	Sonic Foundry, Inc.	116,500	279,600
* #	Sonic Solutions, Inc.	85,800	1,106,820
*	SonicWALL, Inc.	205,400	1,696,604
*	Sonus Networks, Inc.	782,743	6,786,382
*	SourceForge, Inc.	229,900	1,018,457
*	Spectrum Control, Inc.	43,345	625,902
*	SPSS, Inc.	65,042	2,862,498
*	SRA International, Inc.	137,800	3,498,742
*	SRS Labs, Inc.	55,268	824,046
*	Staktek Holdings, Inc.	149,895	413,710
*	Standard Microsystems Corp.	74,617	2,314,619
	StarTek, Inc.	45,600	476,064
*	STEC, Inc.	164,215	1,018,133
*	SteelCloud, Inc.	11,700	13,923

*	Stratasys, Inc.	33,200	1,598,580
*	Stratos International, Inc.	41,336	324,074
*	SumTotal Systems, Inc.	89,417	708,183
* #	Sunair Electronics, Inc.	3,900	13,494
*	Sunrise Telecom, Inc.	18,900	55,755
*	Suntron Corp.	5,165	6,043
*	Supertex, Inc.	43,900	1,471,967
*	SupportSoft, Inc.	150,091	855,519
*	Sycamore Networks, Inc.	916,288	3,408,591
*	Sykes Enterprises, Inc.	134,087	2,612,015
*	Symmetricom, Inc.	153,267	1,246,061
*	Synaptics, Inc.	86,020	2,714,791
*	SYNNEX Corp.	95,100	1,947,648
*	Synplicity, Inc.	87,401	562,862
	Syntel, Inc.	135,582	4,693,849
	Taitron Components, Inc.	4,900	13,255
* #	Take-Two Interactive Software, Inc.	240,701	4,956,034
*	Technical Communications Corp.	400	2,160
	Technitrol, Inc.	134,500	3,542,730
*	Technology Solutions Co.	1,500	10,920
*	TechTeam Global, Inc.	29,352	386,859
*	Tekelec	228,212	3,423,180
* #	TeleCommunication Systems, Inc.	109,899	572,574
* #	Telkonet, Inc.	188,100	381,843
*	Telular Corp.	59,675	245,264
*	Terayon Communication Systems, Inc.	210,000	370,650
* #	Terremark Worldwide, Inc.	184,145	1,360,832
*	Tessco Technologies, Inc.	17,500	437,850
*	Tessera Technologies, Inc.	139,645	6,349,658
*	The Knot, Inc.	9,600	182,016
#	TheStreet.com, Inc.	92,125	1,072,335
*	Think Partnership, Inc.	228,459	685,377
*	ThinkEngine Networks, Inc.	7,800	17,706
*	TIBCO Software, Inc.	89,819	810,167
*	Tier Technologies, Inc. Class B	56,400	520,572
*	TII Network Technologies, Inc.	10,860	27,693
	TNS, Inc.	72,300	858,201
*	Tollgrade Communications, Inc.	45,013	497,394
* #	Track Data Corp.	21,935	68,218
*	Transact Technologies, Inc.	31,250	198,125
* #	Transaction Systems Architects, Inc.	123,839	4,216,718
*	Transcat, Inc.	6,000	33,600
*	Transmeta Corp.	65,300	23,508
* #	Transwitch Corp.	207,823	357,456
*	Travelzoo, Inc.	50,300	1,296,734
*	Trident Microsystems, Inc.	188,460	3,844,584
*	Trimble Navigation, Ltd.	9,146	266,972
#	Trio-Tech International	800	15,344
*	Triquint Semiconductor, Inc.	458,919	2,423,092
	Troy Group, Inc.	13,400	50,250
	TSR, Inc.	7,188	28,249
*	TTM Technologies, Inc.	126,600	1,400,196

*	Tumbleweed Communications Corp.	171,295	483,052
*	Tyler Technologies, Inc.	132,300	1,604,799
*	Ulticom, Inc.	130,030	1,124,760
* #	Ultimate Software Group, Inc.	82,899	2,345,213
*	Ultra Clean Holdings, Inc.	13,600	187,952
*	Ultratech, Inc.	76,299	1,018,592
*	Unica Corp.	19,500	345,930
	United Online, Inc.	218,803	3,732,779
* #	Universal Display Corp.	107,248	1,674,141
*	USDATA Corp.	2,820	113
* #	UTStarcom, Inc.	376,757	2,716,418
* #	Veeco Instruments, Inc.	102,800	1,862,736
* #	VendingData Corp.	100,000	297,000
*	Verilink Corp.	54,158	217
*	Verint Systems, Inc.	99,794	2,998,810
*	Vertical Communications, Inc.	1,200	960
*	Viasat, Inc.	95,591	3,096,192
*	Vicon Industries, Inc.	15,400	140,140
*	Video Display Corp.	9,250	72,983
*	Viewpoint Corp.	134,916	148,408
*	Vignette Corp.	100,427	1,868,946
*	Virage Logic Corp.	73,627	528,642
*	Visual Sciences, Inc.	64,700	1,052,669
*	Vitech America, Inc.	1,380	3
* #	Vitesse Semiconductor, Inc.	620,053	725,462
*	Vocus, Inc.	40,200	966,408
* #	Vyyo, Inc.	60,699	352,661
	Wayside Technology Group, Inc.	5,100	80,784
*	Web.com, Inc.	55,408	275,378
*	webMethods, Inc.	186,598	1,716,702
*	Websense, Inc.	147,872	3,327,120
*	Website Pros, Inc.	1,738	16,129
*	Westell Technologies, Inc.	176,719	480,676
*	White Electronics Designs Corp.	78,893	460,735
*	Wind River Systems, Inc.	274,683	2,914,387
*	Winland Electronics, Inc.	5,100	16,575
*	Wireless Telecom Group, Inc.	73,150	201,163
*	Wireless Xcessories Group, Inc.	6,100	16,409
*	WJ Communications, Inc.	190,328	333,074
*	WorldGate Communications, Inc.	6,500	3,770
*	Wright Express Corp.	40,100	1,406,307
	X-Rite, Inc.	95,863	1,434,110
*	Zhone Technologies, Inc.	399,717	575,592
*	ZILOG, Inc.	55,368	332,208
* #	Zix Corp.	121,193	222,995
*	Zones, Inc.	13,100	121,699
*	Zoran Corp.	163,135	3,283,908
*	Zygo Corp.	60,880	920,506
Total Information Technology			792,060,062

Materials — (3.8%)
*	AEP Industries, Inc.	26,010	1,161,086
#	AMCOL International Corp.	102,075	2,538,605
*	American Pacific Corp.	8,136	134,000
#	American Vanguard Corp.	88,889	1,225,779
	Arch Chemicals, Inc.	83,142	2,923,273
*	Atlantis Plastics, Inc.	4,300	18,404
	Balchem Corp.	55,837	984,965
#	Bowater, Inc.	179,913	3,740,391
* #	Brush Engineered Materials, Inc.	69,223	3,713,814
*	Buckeye Technologies, Inc.	124,783	1,774,414
#	Calgon Carbon Corp.	135,900	1,376,667
*	Canyon Resources Corp.	60,600	35,154
*	Caraustar Industries, Inc.	93,035	551,698
	Castle (A.M.) & Co.	57,937	2,143,669
* #	Century Aluminum Co.	110,590	6,230,641
	CF Industries Holdings, Inc.	1,789	80,022
	Chesapeake Corp.	61,202	818,271
#	Cleveland-Cliffs, Inc.	20,600	1,818,774
* #	Coeur d’Alene Mines Corp.	917,500	3,312,175
#	Compass Minerals International, Inc.	109,200	3,729,180
*	Constar International, Inc.	42,602	292,250
*	Continental Materials Corp.	300	8,925
*	Core Molding Technologies, Inc.	34,984	251,885
	Deltic Timber Corp.	42,301	2,282,562
*	Detrex Corp.	500	4,350
#	Empire Resources, Inc.	33,113	338,746
	Ferro Corp.	146,730	3,487,772
	Flamemaster Corp.	189	1,041
*	Flotek Industries, Inc.	30,636	1,593,072
	Friedman Industries, Inc.	22,781	217,786
#	Georgia Gulf Corp.	106,100	1,831,286
	Gibraltar Industries, Inc.	98,504	2,121,776
	Glatfelter (P.H.) Co.	115,000	1,562,850
*	Graphic Packaging Corp.	679,700	3,357,718
	H.B. Fuller Co.	202,718	5,524,066
	Hawkins, Inc.	35,598	526,850
* #	Headwaters, Inc.	134,900	2,660,228
*	Hecla Mining Co.	408,400	3,267,200
*	Hercules, Inc.	234,400	4,413,752
*	ICO, Inc.	83,642	728,522
* #	Idaho General Mines, Inc.	87,000	522,000
*	Impreso, Inc.	5,200	12,480
*	Innophos Holdings, Inc.	17,700	271,872
*	Kaiser Aluminum Corp.	67,721	5,163,726
*	KMG Chemicals, Inc.	3,891	54,279
	Koppers Holdings, Inc.	11,500	369,955
	Kronos Worldwide, Inc.	20,722	648,806
*	Landec Corp.	86,990	1,185,674
* #	Liquidmetal Technologies, Inc.	68,495	58,906
* #	LSB Industries, Inc.	25,300	521,180
*	Material Sciences Corp.	48,230	512,203
*	Maxxam, Inc.	10,492	306,891
	Metal Management, Inc.	89,500	4,333,590

	Minerals Technologies, Inc.	62,600	3,981,986
*	Mines Management, Inc.	42,600	173,808
*	Mod-Pac Corp.	7,727	76,343
	Myers Industries, Inc.	113,396	2,513,989
* #	Nanophase Technologies Corp.	62,598	396,871
	Nevada Chemicals, Inc.	3,562	37,579
	NewMarket Corp.	53,500	2,559,975
#	NL Industries, Inc.	153,490	1,642,343
	NN, Inc.	56,375	709,198
*	Northern Technologies International Corp.	6,125	54,513
*	Northwest Pipe Co.	29,164	1,052,820
	Olin Corp.	250,352	5,067,124
	Olympic Steel, Inc.	26,500	889,075
*	OM Group, Inc.	96,900	6,057,219
*	OMNOVA Solutions, Inc.	142,994	802,196
	Penford Corp.	28,700	547,883
*	Pioneer Companies, Inc.	38,900	1,338,938
*	PolyOne Corp.	283,600	2,022,068
#	Pope & Talbot, Inc.	53,800	224,884
	Quaker Chemical Corp.	34,120	817,174
	Quanex Corp.	125,975	6,039,242
*	Rock of Ages Corp.	4,400	21,868
	Rock-Tenn Co. Class A	132,300	4,619,916
*	Rockwood Holdings, Inc.	10,600	340,154
	Royal Gold, Inc.	93,035	2,506,363
*	RTI International Metals, Inc.	68,300	6,061,625
#	Ryerson, Inc.	87,400	3,315,082
	Schnitzer Steel Industries, Inc. Class A	75,451	4,089,444
	Schulman (A.), Inc.	87,655	2,120,374
	Schweitzer-Maudoit International, Inc.	51,500	1,547,060
	Sensient Technologies Corp.	154,500	4,023,180
	Silgan Holdings, Inc.	115,926	6,691,249
	Spartech Corp.	103,200	2,765,760
	Steel Technologies, Inc.	36,550	1,095,404
	Stepan Co.	29,400	899,346
*	Stillwater Mining Co.	302,300	3,839,210
*	Symyx Technologies, Inc.	97,800	1,025,922
	Synalloy Corp.	12,836	479,553
*	Terra Industries, Inc.	306,078	5,934,852
	Texas Industries, Inc.	73,800	6,419,124
	Tronox, Inc. Class A	44,300	623,744
	Tronox, Inc. Class B	14,800	206,016
*	U.S. Aggregates, Inc.	1,600	3
*	U.S. Concrete, Inc.	129,200	1,142,128
* #	U.S. Energy Corp. Wyoming	11,100	65,268
*	U.S. Gold Corp.	27,000	145,260
*	UFP Technologies, Inc.	3,700	20,609
*	United States Lime & Minerals, Inc.	10,296	357,168
*	Universal Stainless & Alloy Products, Inc.	21,255	892,072
	Vulcan International Corp.	700	41,475
	Wausau Paper Corp.	167,426	2,292,062
*	Webco Industries, Inc.	600	54,600

	Wellman, Inc.	104,700	368,544
*	Williams Industries, Inc.	1,200	2,580
#	Worthington Industries, Inc.	197,229	4,163,504
* #	Zoltek Companies, Inc.	89,200	3,358,380
Total Materials			195,279,308

Other — (0.0%)
*	Big 4 Ranch, Inc.	3,200	—
*	Breed Technologies, Inc.	36,800	202
*	Celebrity, Inc. Escrow Shares	1,300	—
*	DLB Oil & Gas, Inc.	1,300	—
*	ePresence, Inc. Escrow Shares	25,100	753
* #	EquiMed, Inc. Nevis	2,250	—
*	iGo Escrow Share	4,100	—
*	ioWorldMedia, Inc.	1,655	257
*	Noel Group, Inc.	8,000	72
*	PDS Gaming Corp. Escrow Shares	1,100	1,650
*	Petrocorp, Inc. Escrow Shares	6,900	414
*	StorageNetworks, Inc. Escrow Shares	60,800	—
Total Other			3,348

Real Estate Investment Trusts — (0.1%)
	Potlatch Corp.	70,137	3,070,598

Telecommunication Services — (1.0%)
	Alaska Communications Systems Group, Inc.	143,981	2,272,020
*	Arbinet-thexchange, Inc.	32,500	202,475
*	Boston Communications Group, Inc.	58,646	107,909
*	Cbeyond, Inc.	19,801	700,559
*	Centennial Communications Corp.	360,552	3,674,025
*	Cincinnati Bell, Inc.	841,400	4,905,362
*	Cogent Communications Group, Inc.	166,589	4,781,104
	Consolidated Communications Holdings, Inc.	88,375	1,878,853
*	Covista Communications, Inc.	2,900	2,581
	CT Communications, Inc.	68,560	2,152,098
	D&E Communications, Inc.	48,474	790,611
* #	Dobson Communications Corp.	515,846	5,483,443
*	Eschelon Telecom, Inc.	11,500	340,170
	FairPoint Communications, Inc.	28,200	507,600
* #	FiberTower Corp.	291,394	1,212,199
*	General Communications, Inc. Class A	171,481	2,272,123
*	GoAmerica, Inc.	56	294
	Hickory Tech Corp.	44,645	363,410
	IDT Corp.	42,978	517,885
	IDT Corp. Class B	222,200	2,764,168
	Iowa Telecommunications Services, Inc.	8,300	186,667
*	LCC International, Inc. Class A	70,341	263,779
* #	Level 3 Communications, Inc.	331,211	1,927,648
*	Lynch Interactive Corp.	28	94,920
*	Metro One Telecommunications, Inc.	5,337	11,154
*	Moscow CableCom Corp.	900	11,394
*	Network Plus Corp.	14,500	36

	North Pittsburgh Systems, Inc.	46,506	920,354
*	Pac-West Telecomm, Inc.	20,900	773
*	PAETEC Holding Corp.	299,067	3,484,131
*	Premiere Global Services, Inc.	231,537	2,933,574
	Price Communications Corp.	162,870	3,803,015
*	Primus Telecommunications Group, Inc.	117,696	92,980
*	Rural Cellular Corp. Class A	48,886	1,610,794
*	Shared Technologies Cellular, Inc.	10,100	15
	Shenandoah Telecommunications Co.	200	9,880
*	SunCom Wireless Holdings, Inc.	18,230	306,264
	SureWest Communications	46,012	1,185,269
#	USA Mobility, Inc.	41,100	945,711
	Warwick Valley Telephone Co.	300	4,122
*	Wireless Facilities, Inc.	201,104	329,811
*	Xeta Corp.	15,100	45,300
Total Telecommunication Services			53,096,480

Utilities — (2.0%)
	ALLETE, Inc.	103,566	4,971,168
*	AMEN Properties, Inc.	1,975	12,087
	American States Water Co.	58,031	2,090,857
*	Aquila, Inc.	1,082,900	4,623,983
	Artesian Resources Corp. Class A	5,122	100,494
	Avista Corp.	179,050	4,193,351
	BIW, Ltd.	800	12,840
	Black Hills Corp.	128,058	5,249,097
*	Cadiz, Inc.	3,172	71,180
#	California Water Service Group	70,200	2,613,546
	Cascade Natural Gas Corp.	39,084	1,029,082
	Central Vermont Public Service Corp.	35,600	1,297,264
	CH Energy Group, Inc.	53,600	2,538,496
	Chesapeake Utilities Corp.	22,810	794,016
	Cleco Corp.	193,687	5,225,675
	Connecticut Water Services, Inc.	27,971	670,185
	Delta Natural Gas Co., Inc.	7,120	181,916
	Duquesne Light Holdings, Inc.	226,100	4,569,481
* #	El Paso Electric Co.	156,500	4,258,365
	Empire District Electric Co.	103,000	2,429,770
	Energy West, Inc.	3,800	56,620
	EnergySouth, Inc.	26,518	1,294,874
*	Environmental Power Corp.	32,853	256,253
	Florida Public Utilities Co.	5,849	72,528
#	IDACORP, Inc.	137,400	4,563,054
	Integrys Energy Group, Inc.	8,428	471,125
	Laclede Group, Inc.	73,300	2,284,028
*	Maine & Maritimes Corp.	1,600	43,488
	MGE Energy, Inc.	71,327	2,419,412
	Middlesex Water Co.	43,108	827,674
	New Jersey Resources Corp.	92,400	5,061,672
	Northwest Natural Gas Co.	92,700	4,619,241
	NorthWestern Corp.	58,599	1,931,423
	Ormat Technologies, Inc.	18,600	677,040

	Otter Tail Corp.	100,460	3,285,042
	RGC Resources, Inc.	3,464	94,740
	SEMCO Energy, Inc.	109,700	846,884
#	SJW Corp.	60,350	1,947,495
	South Jersey Industries, Inc.	96,828	3,763,704
	Southern Union Co.	1	26
	Southwest Gas Corp.	138,600	5,288,976
#	Southwest Water Co.	78,917	1,027,499
	UIL Holdings Corp.	80,166	2,629,445
	Unisource Energy Corp.	116,085	4,240,585
	Unitil Corp.	6,200	174,220
	WGL Holdings, Inc.	162,172	5,719,806
	York Water Co.	1,868	34,296
Total Utilities			100,564,003
TOTAL COMMON STOCKS			4,083,419,484

RIGHTS/WARRANTS — (0.0%)
* #	Angeion Corp. Warrants 10/31/07	215	—
*	Caliper Life Sciences, Inc. Warrants 08/10/11	44	61
*	CSF Holding, Inc. Litigation Rights	3,250	—
*	Del Global Technologies Corp. Warrants 03/28/09	971	582
*	DOV Pharmaceutical, Inc. Warrants 12/31/09	72,741	—
*	Imperial Credit Industries, Inc. Warrants 01/31/08	22	—
*	Mossimo, Inc. Contingent Rights	16,100	—
*	Optical Cable Corp. Warrants 10/24/07	2,823	—
*	Tengasco, Inc. Warrants 09/12/08	683	—
TOTAL RIGHTS/WARRANTS			643

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $26,750,000 FHLMC 6.50%, 12/01/36, valued at $24,188,105) to be repurchased at $23,839,436	$23,836	23,836,000

SECURITIES LENDING COLLATERAL — (19.1%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $1,227,366,429 FNMA, rates ranging from 5.000% to 6.500%, maturities ranging from 03/01/22 to 04/01/37, valued at $946,363,902) to be repurchased at $918,935,428	918,800	918,799,905
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $53,050,000 FHLB 3.750%, 08/15/07 & 4.125%, 10/19/07, valued at $53,196,434) to be repurchased at $51,289,647	51,282	51,282,083
TOTAL SECURITIES LENDING COLLATERAL		970,081,988

TOTAL INVESTMENTS — (100.0%) (Cost $4,369,523,675)		$5,077,338,115

See accompanying Notes to Financial Statements.

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

		Shares	Value††

AUSTRALIA — (3.6%)
COMMON STOCKS — (3.6%)
#	ABC Learning Centres, Ltd.	81,727	$488,298
	Amcor, Ltd.	969,265	5,971,090
	Amcor, Ltd. Sponsored ADR	77,103	1,891,337
	Ansell, Ltd.	200,167	2,035,890
#	APN News & Media, Ltd.	509,371	2,609,790
	Australand Property Group	1,180,763	2,322,304
	Australia & New Zealand Banking Group, Ltd.	842,412	20,109,460
	Australia & New Zealand Banking Group, Ltd. Sponsored ADR	27,080	3,246,350
#	AWB, Ltd.	406,278	1,270,965
	AXA Asia Pacific Holdings, Ltd.	2,837,724	18,093,880
#	Bendigo Bank, Ltd.	152,448	2,108,314
	BlueScope Steel, Ltd.	1,599,574	14,665,731
#	Boral, Ltd.	1,113,412	8,110,409
	Brickworks, Ltd.	78,415	914,761
	Caltex Australia, Ltd.	241,550	5,126,710
	Challenger Financial Services Group, Ltd.	89,502	438,064
	Commonwealth Bank of Australia	1,961,135	89,956,037
#	CSR, Ltd.	1,514,337	4,523,844
	Downer EDI, Ltd.	439,016	2,719,761
	Fairfax Media, Ltd.	2,065,361	8,331,530
	Foster’s Group, Ltd.	3,929,980	20,699,789
	Futuris Corp., Ltd.	539,719	1,133,911
#	Goodman Fielder, Ltd.	1,645,429	3,472,374
#	Iluka Resources, Ltd.	192,645	955,859
	Insurance Australia Group, Ltd.	2,214,480	10,930,039
	Lend Lease Corp., Ltd.	605,974	10,009,572
	Mirvac, Ltd.	1,362,846	6,487,978
	Multiplex Group	103,559	422,273
	National Australia Bank, Ltd.	2,552,152	89,892,259
	National Australia Bank, Ltd. Sponsored ADR	3,700	649,609
#	Nufarm, Ltd.	52,021	607,347
	Oil Search, Ltd.	1,264,103	4,134,005
#	Onesteel, Ltd.	835,745	4,566,498
	Orica, Ltd.	1	26
	Origin Energy, Ltd.	1,406,983	10,250,157
	Paperlinx, Ltd.	746,071	2,549,727
#	Publishing and Broadcasting, Ltd.	190,851	3,421,631
	Qantas Airways, Ltd.	1,147,310	5,420,217
	Santos, Ltd.	1,070,468	11,863,317
#	Seven Network, Ltd.	136,508	1,299,976
#	Sims Group, Ltd.	136,999	3,088,402
	Suncorp-Metway, Ltd.	1,380,786	24,181,490
	Symbion Health, Ltd.	1,381,525	5,002,368
	TABCORP Holdings, Ltd.	1,096,682	16,122,897
*	Tower Australia Group, Ltd.	33,918	64,728
	Virgin Blue Holdings, Ltd.	228,228	496,006
	Washington H. Soul Pattinson & Co., Ltd.	113,801	895,344
	Zinifex, Ltd.	110,268	1,615,186
TOTAL — AUSTRALIA			435,167,510

AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
#	Boehler-Uddeholm AG	130,004	12,625,511
#	OMV AG	267,727	17,733,461
	Voestalpine AG	208,102	15,097,060
#	Wienerberger AG	221,811	16,717,531
TOTAL — AUSTRIA			62,173,563

BELGIUM — (1.0%)
COMMON STOCKS — (1.0%)
#	Ackermans & Van Haaren SA	29,381	2,901,746
	Agfa Gevaert NV	53,361	1,391,990
	Banque Nationale de Belgique	1,047	5,116,786
	Bekaert SA	2,787	398,168
*	Cumerio NV SA-Strip	2,009	108
	Delhaize Group	231,485	22,102,256
	Delhaize Group Sponsored ADR	52,900	5,040,841
#	Dexia SA	1,401,717	44,987,633
	D’Ieteren NV SA	431	196,434
#	Fortis	179,701	7,459,714
	Groupe Bruxelles Lambert SA	55,500	7,031,747
	InBev NV	169,938	14,307,062
#	KBC Groep NV	77,882	10,744,577
#	Nationale Portefeuille	24,174	1,667,303
*	Umicore Strip VVPR	2,009	161
TOTAL — BELGIUM			123,346,526

CANADA — (4.7%)
COMMON STOCKS — (4.7%)
# *	Abitibi-Consolidated, Inc.	491,000	1,198,121
#	AGF Management, Ltd. Class B Non-Voting	68,266	2,351,909
	Alcan, Inc.	856,137	74,287,654
	Astral Media, Inc. Class A	44,538	1,813,833
#	Atco, Ltd. Class 1 Non-Voting	74,900	3,868,246
	Barrick Gold Corp.	1,869,220	54,349,983
#	BCE, Inc.	589,125	21,756,206
	Biovail Corp.	212,600	5,150,024
*	Bombardier, Inc. Class B	893,900	4,446,099
#	Canadian Pacific Railway, Ltd.	263,700	18,811,060
#	Canadian Tire Corp. Class A Non-Voting	58,200	4,302,969
	Canadian Utilities, Ltd. Class A Non-Voting	200	9,344
*	Canfor Corp.	105,200	1,285,494
*	CanWest Global Communications Corp.	93,800	908,534
*	Celestica, Inc. Subordinate Voting	292,800	1,921,705
*	CGI Group, Inc.	491,500	5,302,833
	Corus Entertainment, Inc. Class B Non-Voting	58,800	2,721,204
# *	Domtar Corp.	312,700	3,376,669
	E-L Financial Corp., Ltd.	600	381,451
#	Emera, Inc.	47,400	957,218
	Empire Co., Ltd. Class A Non-Voting	48,900	1,936,616
	EnCana Corp.	1,459,886	89,673,252
	Fairfax Financial Holdings, Inc. Subordinate Voting	48,400	9,775,931

#	Fortis, Inc.	57,600	1,520,239
	George Weston, Ltd.	138,400	9,691,623
	Gerdau Ameristeel Corp.	189,600	2,963,829
#	Goldcorp, Inc.	99,800	2,400,761
	IAMGOLD Corp.	299,300	2,182,629
	Industrial Alliance Insurance & Financial Services, Inc.	125,900	4,532,918
	ING Canada, Inc.	132,500	5,780,151
	Ipsco, Inc.	51,163	8,033,203
	Jean Coutu Group PJC, Inc. Class A Subordinate Voting	249,200	3,415,550
	Kingsway Financial Services, Inc.	29,400	562,932
	Loblaw Companies, Ltd.	34,600	1,617,427
# *	Lundin Mining Corp.	325,800	3,965,890
#	Magna International, Inc. Class A	265,468	23,670,235
#	Manitoba Telecom Services, Inc.	40,500	1,868,619
	MDS, Inc.	351,364	7,131,743
#	Mi Developments, Inc.	69,600	2,693,942
#	National Bank of Canada	236,700	14,393,201
	New Maple Leaf Foods, Inc.	87,700	1,329,111
#	Northbridge Financial Corp.	22,000	702,618
	Nova Chemicals Corp.	19,100	680,357
	Onex Corp.	186,800	6,655,711
	Petro-Canada	927,000	46,870,007
#	Power Corp. of Canada, Ltd.	410,796	15,347,240
	Quebecor World, Inc.	128,400	1,576,189
#	Quebecor, Inc. Class B Subordinate Voting	78,500	2,834,396
	Russel Metals, Inc.	82,200	2,356,257
#	Sherritt International Corp.	408,100	5,894,863
	Sobeys, Inc.	35,900	1,931,605
#	Sun Life Financial, Inc.	1,258,900	59,437,594
#	Torstar Corp. Class B Non-Voting	78,600	1,662,240
#	Transalta Corp.	423,855	11,222,488
	Transcontinental, Inc. Class A	108,900	2,158,452
	West Fraser Timber Co., Ltd.	51,000	1,978,777
TOTAL — CANADA			569,649,152

DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
#	A P Moller - Maersk A.S.	1,718	20,945,370
*	Alm. Brand A.S.	11,571	790,619
	Carlsberg A.S. Series B	76,475	9,274,380
	Codan A.S.	57,000	6,221,474
	Dampskibsselsk Torm A.S.	29,600	1,170,681
	Dampskibsselskabet Torm A.S. ADR	2,001	158,800
#	Danisco A.S.	100,730	8,527,480
	Danske Bank A.S.	771,653	33,552,540
*	Jyske Bank A.S.	89,350	6,831,633
#	Nordea Bank AB	475,918	7,846,772
	Sydbank A.S.	71,200	3,858,469
*	Vestas Wind Systems A.S.	159,800	11,198,442
TOTAL — DENMARK			110,376,660

FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
	Fortum Oyj	458,600	15,079,876
	Huhtamaki Oyj	2,300	41,163
	Kemira Oyj	101,377	2,282,744

	Kesko Oyj	157,000	10,852,102
#	M-Real Oyj Series B	253,400	1,721,724
#	OKO Bank P.L.C. Class A	130,000	2,623,636
	Outokumpu Oyj Series A	351,300	12,602,358
	Rautaruukki Oyj Series K	84,300	5,227,496
#	Sampo Oyj	293,200	9,280,687
	Stora Enso Oyj Series R	922,500	17,616,580
	UPM-Kymmene Oyj	865,900	22,444,130
#	Wartsila Corp. Oyj Series B	59,400	3,940,359
TOTAL — FINLAND			103,712,855

FRANCE — (8.2%)
COMMON STOCKS — (8.2%)
	Air France-KLM	192,225	9,817,349
	Air Liquide SA Primes De Fid 02	10,900	2,587,905
	Alcatel-Lucent SA Sponsored ADR	182,100	2,498,412
*	Atos Origin SA	34,367	2,113,514
#	AXA SA	2,905,543	126,944,807
#	BNP Paribas SA	1,631,174	197,775,909
	Bongrain SA	7,145	812,042
# *	Business Objects SA	94,856	3,916,011
#	Capgemini SA	181,712	13,856,597
#	Casino Guichard Perrachon SA	50,086	5,297,373
#	Ciments Francais SA	30,740	7,289,643
#	CNP Assurances	58,635	7,847,820
#	Compagnie de Saint-Gobain	598,264	65,554,646
#	Compagnie Generale des Establissements Michelin Series B	242,490	31,758,546
#	Credit Agricole SA	1,058,261	43,646,587
	Esso SA	2,114	611,251
	Euler Hermes SA	10,758	1,556,980
#	European Aeronautic Defence & Space Co.	497,789	15,624,804
# *	Faurecia SA	30,445	2,347,559
	Fimalac SA	16,123	1,748,969
# *	France Telecom SA	967,032	29,687,768
*	France Telecom SA Sponsored ADR	86,800	2,666,496
#	Havas SA	300,744	1,807,891
#	Imerys SA	44,000	4,385,844
#	LaFarge SA	270,758	46,858,669
	Lafarge SA Prime Fidelity	85,542	14,804,306
#	Lagardere S.C.A.	10,900	909,525
	Nexans SA	21,540	3,469,382
#	Peugeot SA	287,794	22,792,544
#	PPR SA	101,748	18,564,906
	Remy Cointreau SA	56,022	4,055,302
#	Renault SA	379,599	54,239,431
#	Schneider Electric SA	329,932	47,575,957
#	SCOR SE (B1LB9P6)	108,471	2,962,851
*	SCOR SE (4797364)	6	17
	SEB SA Prime Fidelity	9,900	1,858,273
#	Societe BIC SA	52,288	3,876,296
#	Societe Generale Paris	293,528	57,173,688
#	Technip SA	105,512	8,171,751
	Thomson	345,508	6,642,150
#	Valeo SA	109,691	6,247,135
#	Vivendi SA	2,554,386	111,256,954
TOTAL — FRANCE			993,613,860

GERMANY — (9.3%)
COMMON STOCKS — (9.3%)
#	Allianz SE	456,442	101,081,651
	Allianz SE ADR	2,630,040	58,307,987
	Altana AG ADR	26,900	649,635
#	AMB Generali Holding AG	38,497	5,984,820
#	BASF AG	184,626	22,840,141
#	Bayerische Motoren Werke (BMW) AG	685,408	45,766,988
	Bilfinger Berger AG	23,702	2,323,758
#	Commerzbank AG	1,057,167	51,864,778
	DaimlerChrysler AG	1,734,297	158,500,482
	DaimlerChrysler AG ADR	16,100	1,472,828
#	Deutsche Bank AG	801,377	121,883,837
	Deutsche Bank AG ADR	78,800	11,985,480
	Deutsche Lufthansa AG	368,078	10,597,856
#	Deutsche Telekom AG	2,048,449	38,042,022
	Deutsche Telekom AG Sponsored ADR	2,767,950	51,317,793
#	E.ON AG	677,579	111,511,287
#	E.ON AG Sponsored ADR	1,043,028	57,199,656
#	Fraport AG	36,806	2,673,885
*	GEA Group AG	254,625	8,152,585
#	Hannover Rueckversicherung AG	74,862	3,590,428
	Heidelberger Druckmaschinen AG	34,552	1,701,386
#	Hochtief AG	120,552	13,907,860
#	Hypo Real Estate Holding AG	84,277	5,814,997
*	Infineon Technologies AG	1,247,436	19,388,496
*	Lanxess AG	49,885	2,818,936
# *	Linde AG	120,453	13,328,965
#	Munchener Rueckversicherungs-Gesellschaft AG	379,064	71,104,848
#	Salzgitter AG	26,816	5,113,647
	SCA Hygiene Products AG	3,550	1,572,054
#	Suedzucker AG	102,666	2,224,877
	ThyssenKrupp AG	563,346	32,741,358
# *	TUI AG	329,789	8,984,213
	Vattenfall Europe AG	45,861	3,042,023
#	Volkswagen AG	499,652	75,597,308
TOTAL — GERMANY			1,123,088,865

GREECE — (0.5%)
COMMON STOCKS — (0.5%)
	Alpha Bank A.E.	105,280	3,326,237
	Bank of Greece	11,360	1,448,411
	Coca-Cola Hellenic Bottling Co. S.A.	241,952	11,200,091
	Coca-Cola Hellenic Bottling Co. S.A. ADR	42,000	1,950,900
*	Emporiki Bank of Greece S.A.	78,672	2,218,896
	Hellenic Petroleum S.A.	465,844	7,078,765
*	Hellenic Telecommunication Organization Co. S.A.	625,009	19,869,511
*	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	86,500	1,396,975
*	National Bank of Greece S.A.	38,000	2,265,050
	National Bank of Greece S.A. ADR	725,141	8,730,698
	Viohalco S.A.	62,810	976,249
TOTAL — GREECE			60,461,783

HONG KONG — (2.1%)
COMMON STOCKS — (2.1%)
	Cathay Pacific Airways, Ltd.	952,000	2,528,682
	Cheung Kong Holdings, Ltd.	3,195,000	41,302,544
	China Travel International Investment Hong Kong, Ltd.	5,284,000	2,548,549
	China Unicom, Ltd.	6,922,000	10,207,230
	China Unicom, Ltd. ADR	57,800	848,504
#	CITIC International Financial Holdings, Ltd.	1,425,000	1,138,896
	Citic Pacific, Ltd.	1,704,000	7,085,045
# *	CNPC (Hong Kong), Ltd.	3,740,000	1,977,133
	Great Eagle Holdings, Ltd.	308,987	1,187,770
	Hang Lung Group, Ltd.	2,518,000	10,117,810
	Henderson Land Development Co., Ltd.	1,521,000	10,506,366
	Hong Kong and Shanghai Hotels, Ltd.	1,128,322	1,840,969
	Hopewell Holdings, Ltd.	1,455,000	6,362,658
	Hutchison Whampoa, Ltd.	4,382,000	42,282,153
	Hysan Development Co., Ltd.	2,178,723	6,077,748
	Industrial & Commercial Bank of China (Asia), Ltd.	408,000	889,504
#	Kerry Properties, Ltd.	1,609,624	9,874,840
	MTR Corp., Ltd.	3,398,000	8,287,288
	New World China Land, Ltd.	891,200	718,030
#	New World Development Co., Ltd.	3,576,896	8,738,406
	Shanghai Industrial Holdings, Ltd.	1,094,000	3,233,867
	Shangri-La Asia, Ltd.	2,220,733	5,772,293
#	Sino Land Co., Ltd.	4,751,166	10,396,283
	Sun Hung Kai Properties, Ltd.	2,753,000	31,962,354
	Tsim Sha Tsui Properties, Ltd.	483,154	1,796,511
	Wharf Holdings, Ltd.	3,212,214	13,008,785
#	Wheelock and Co., Ltd.	3,940,000	9,688,669
	Wheelock Properties, Ltd.	1,485,000	1,752,832
	Wing Lung Bank, Ltd.	159,700	1,655,247
TOTAL — HONG KONG			253,786,966

IRELAND — (1.2%)
COMMON STOCKS — (1.2%)
	Allied Irish Banks P.L.C.	688,656	20,803,406
	Allied Irish Banks P.L.C. Sponsored ADR	278,200	16,814,408
	Bank of Ireland P.L.C.	1,216,162	26,275,703
	CRH P.L.C.	1,259,311	61,175,345
	Irish Life & Permanent P.L.C.	740,650	20,449,448
TOTAL — IRELAND			145,518,310

ITALY — (2.6%)
COMMON STOCKS — (2.6%)
#	Banca Monte Dei Paschi di Siena SpA	2,567,238	17,452,414
#	Banca Popolare di Milano Scar (BPM)	1,011,678	15,172,009
*	Banca Popolare Italiana Scrl	529,954	8,442,954
	Benetton Group SpA	181,249	3,049,951
#	Buzzi Unicem SpA	181,398	6,317,976
#	C.I.R. S.p.A. - Compagnie Industriali Riunite	500,000	1,994,898
#	Caltagirone Editore SpA	184,888	1,556,045
	Capitalia SpA	2,992,113	30,912,159
#	Compagnia Assicuratrice Unipol SpA	1,822,774	6,900,168
#	Fiat SpA	1,054,970	30,221,105
#	Fondiaria - Sai SpA	167,605	8,617,165
#	Intesa Sanpaolo SpA	1,451,314	11,085,053
#	Italcementi SpA	341,502	11,093,778

#	Italmobiliare SpA	32,455	4,582,122
#	Milano Assicurazioni SpA	182,000	1,595,621
# *	Pirelli & Co. SpA	1,486,658	1,768,747
#	Societe Cattolica di Assicurazoni Scarl SpA	8,800	512,094
	Telecom Italia SpA	2,976,292	8,611,415
#	Telecom Italia SpA Sponsored ADR	1,457,500	42,267,500
#	UniCredito Italiano SpA	7,998,675	75,128,664
#	Unione di Banche Italiane Scpa	920,797	26,416,803
TOTAL — ITALY			313,698,641

JAPAN — (8.6%)
COMMON STOCKS — (8.6%)
	Adeka Corp.	87,000	937,777
#	Aichi Steel Corp.	136,000	785,822
	Aioi Insurance Co., Ltd.	1,277,735	8,706,495
	Aisin Seiki Co., Ltd.	182,500	6,174,410
	Ajinomoto Co., Inc.	1,292,000	14,921,716
	Alpine Electronics, Inc.	36,800	553,738
	Alps Electric Co., Ltd.	166,000	1,621,366
	Amada Co., Ltd.	480,000	6,063,824
#	Anritsu Corp.	67,000	286,187
	Aoyama Trading Co., Ltd.	73,200	2,214,044
#	Asahi Breweries, Ltd.	541,200	8,639,604
#	Asatsu-Dk, Inc.	32,500	1,069,856
	Autobacs Seven Co., Ltd.	37,500	1,212,236
#	Calsonic Kansei Corp.	190,000	840,519
	Canon Marketing Japan, Inc.	124,900	2,523,060
	Central Glass Co., Ltd.	235,000	1,367,107
#	Chudenko Corp.	41,100	730,479
#	Citizen Holdings Co., Ltd.	462,000	4,119,748
	Coca-Cola West Japan Co., Ltd.	58,400	1,232,719
	Comsys Holdings Corp.	105,000	1,217,787
#	Cosmo Oil Co., Ltd.	764,000	3,666,020
	Dai Nippon Printing Co., Ltd.	1,125,000	16,510,335
#	Daibiru Corp.	42,000	678,369
	Daicel Chemical Industries, Ltd.	485,000	3,141,167
	Daihatsu Motor Co., Ltd.	236,000	1,997,182
#	Daio Paper Corp.	87,000	634,849
#	Ebara Corp.	253,000	1,155,349
	Edion Corp.	53,900	668,787
#	Ezaki Glico Co., Ltd.	174,600	1,937,784
	Fuji Electric Holdings Co., Ltd.	525,780	2,488,808
#	Fuji Heavy Industries, Ltd.	850,000	4,098,051
#	Fuji Oil Co., Ltd.	55,200	430,484
	FUJIFILM Holdings Corp.	910,000	37,702,036
	Fujikura, Ltd.	320,000	2,212,835
# *	Fukuoka Financial Group, Inc.	702,000	5,508,710
#	Fukuyama Transporting Co., Ltd.	266,000	1,096,643
	Futaba Corp.	16,000	324,617
#	Futaba Industrial Co., Ltd.	62,500	1,548,077
	Glory, Ltd.	83,700	1,709,386
	Gunze, Ltd.	248,000	1,441,067
#	Hankyu Department Stores, Inc.	128,000	1,262,399
	Hankyu Hanshin Holdings, Inc.	104,000	595,872
#	Heiwa Corp.	81,500	978,037
	Heiwado Co., Ltd.	43,000	709,277
	Hino Motors, Ltd.	217,000	1,226,800

	Hitachi Cable, Ltd.	236,000	1,402,856
	Hitachi Kokusai Electric, Inc.	87,000	1,041,185
#	Hitachi Maxell, Ltd.	96,000	1,138,940
	Hitachi Software Engineering Co., Ltd.	46,200	1,053,724
	Hitachi Transport System, Ltd.	111,000	1,265,429
	Hitachi, Ltd.	5,924,000	43,623,652
	Hitachi, Ltd. Sponsored ADR	29,900	2,206,321
	Hokkoku Bank, Ltd.	351,000	1,623,008
#	Hokuetsu Paper Mills, Ltd.	162,000	847,608
#	House Foods Corp.	117,000	1,888,124
	INPEX Holdings, Inc.	498	4,378,268
	Itoham Foods, Inc.	132,000	582,848
	Japan Airport Terminal Co., Ltd.	68,300	1,162,748
	JS Group Corp.	415,500	8,737,300
	Juroku Bank, Ltd.	349,000	2,280,952
	Kadokawa Holdings, Inc.	15,200	372,236
	Kamigumi Co., Ltd.	357,000	3,030,841
	Kandenko Co., Ltd.	129,000	708,107
	Kaneka Corp.	255,000	2,204,399
	Kanto Auto Works, Ltd.	12,600	181,331
	Katokichi Co., Ltd.	117,100	656,542
	Kikkoman Corp.	259,000	3,877,171
	Kinden Corp.	185,000	1,598,616
	Kirin Brewery Co., Ltd.	1,399,000	21,680,735
	Kissei Pharmaceutical Co., Ltd.	41,000	744,152
	Koito Manufacturing Co., Ltd.	35,000	389,562
#	Kokuyo Co., Ltd.	107,300	1,241,225
	Komori Corp.	77,000	1,831,565
	Kuraray Co., Ltd.	592,000	6,456,132
	Kyocera Corp.	286,400	28,245,555
#	Kyorin Co., Ltd.	74,000	1,029,587
	Kyowa Hakko Kogyo Co., Ltd.	425,000	4,264,057
#	Mabuchi Motor Co., Ltd.	36,300	2,182,103
#	Maeda Corp.	196,000	866,499
	Makita Corp.	78,000	3,255,870
	Marubeni Corp.	603,000	4,215,112
	Marui Co., Ltd.	498,500	6,028,732
#	Maruichi Steel Tube, Ltd.	117,000	3,647,406
	Matsushita Electric Industrial Co., Ltd.	3,676,135	77,962,419
	Matsushita Electric Works, Ltd.	496,000	6,220,697
#	Meiji Seika Kaisha, Ltd. Tokyo	326,000	1,501,313
	Millea Holdings, Inc.	1,295,900	51,601,084
	Mitsubishi Heavy Industries, Ltd.	5,553,000	33,742,019
	Mitsubishi Logistics Corp.	106,000	1,887,200
	Mitsui Chemicals, Inc.	1,056,800	7,642,121
	Mitsui Sumitoma Insurance Co., Ltd.	2,160,000	26,997,136
	Mitsumi Electric Co., Ltd.	45,800	1,450,011
	Morinaga Milk Industry Co., Ltd.	160,000	639,490
	Musashino Bank, Ltd.	21,300	1,066,003
	Nagase & Co., Ltd.	162,000	2,100,915
	NEC Corp.	838,000	4,280,195
	NEC Corp. Sponsored ADR	961,168	4,921,180
	Nichicon Corp.	72,900	1,079,464
	Nippon Express Co., Ltd.	1,329,000	7,947,932
#	Nippon Kayaku Co., Ltd.	128,000	985,233
	Nippon Light Metal Co., Ltd.	632,000	1,672,177
	Nippon Meat Packers, Inc.	248,000	3,006,958
	Nippon Mining Holdings, Inc.	296,500	2,608,795

	Nippon Mitsubishi Oil Corp.	2,522,050	21,429,617
#	Nippon Paint Co., Ltd.	295,000	1,574,796
	Nippon Paper Group, Inc.	1,411	4,894,470
#	Nippon Sheet Glass Co., Ltd.	663,000	3,118,451
	Nippon Shokubai Co., Ltd.	163,000	1,453,372
	Nippon Suisan Kaisha, Ltd.	254,000	1,712,358
	Nippon Television Network Corp.	9,400	1,324,483
	Nipponkoa Insurance Co., Ltd.	290,000	2,514,287
#	Nipro Corp.	42,000	797,601
#	Nishimatsu Construction Co., Ltd.	364,000	1,260,637
	Nishi-Nippon Railroad Co., Ltd.	78,000	300,753
	Nissay Dowa General Insurance Co., Ltd.	383,000	2,448,680
	Nisshin Seifun Group, Inc.	260,500	2,690,402
	Nisshin Steel Co., Ltd.	1,174,000	4,824,880
	Nisshinbo Industries, Inc.	305,000	4,216,088
	Nissin Food Products Co., Ltd.	83,000	2,996,641
	Obayashi Corp.	973,000	5,427,580
	Oji Paper Co., Ltd.	1,199,000	6,110,416
# *	Oki Electric Industry Co., Ltd.	481,000	886,993
#	Okumura Corp.	311,000	1,547,197
	Ono Pharmaceutical Co., Ltd.	215,000	12,296,769
	Onward Kashiyama Co., Ltd.	125,000	1,631,810
	Oriental Land Co., Ltd.	73,200	3,833,225
#	PanaHome Corp.	106,000	632,063
#	Pioneer Electronic Corp.	218,000	3,109,904
	Promise Co., Ltd.	60,500	2,104,676
#	Q.P. Corp.	136,600	1,281,706
	Rengo Co., Ltd.	286,000	1,440,566
	RICOH COMPANY, Ltd.	802,000	17,465,679
#	Rinnai Corp.	50,200	1,609,365
	Rohm Co., Ltd.	6,900	620,289
	Ryosan Co., Ltd.	33,600	821,872
	Sanwa Shutter Corp.	238,000	1,393,563
	Sanyo Chemical Industries, Ltd.	54,000	352,593
# *	Sanyo Electric Co., Ltd.	1,159,000	1,914,308
	Sapporo Hokuyo Holdings, Inc.	408	4,254,699
#	Seiko Epson Corp.	212,000	6,143,244
	Seino Holdings Co., Ltd.	216,000	2,121,349
	Sekisui Chemical Co., Ltd.	689,000	5,173,737
	Sekisui House, Ltd.	942,000	13,867,640
#	SFCG Co., Ltd.	8,010	1,522,774
	Shiga Bank, Ltd.	272,000	1,888,695
	Shikoku Bank, Ltd.	186,000	786,403
	Shima Seiki Manufacturing Co., Ltd.	23,700	739,160
	Shimachu Co., Ltd.	59,100	1,501,782
	Shinko Securities Co., Ltd.	615,000	3,130,273
#	Shizuoka Bank, Ltd.	971,000	9,970,767
	Sohgo Security Services Co.,Ltd.	101,300	1,879,496
	Sompo Japan Insurance, Inc.	1,937,000	24,345,239
#	Sony Corp.	971,100	55,897,442
	Sony Corp. Sponsored ADR	260,616	15,037,543
#	Sumitomo Bakelite Co., Ltd.	105,000	739,709
	Sumitomo Corp.	784,000	14,244,459
	Sumitomo Electric Industries, Ltd.	899,000	13,681,171
	Sumitomo Forestry Co., Ltd.	158,000	1,732,179
	Sumitomo Osaka Cement Co., Ltd.	534,000	1,572,567
	Sumitomo Trust & Banking Co., Ltd.	240,000	2,443,747
#	Sumitomo Warehouse Co., Ltd.	174,000	1,268,276

	Suzuken Co., Ltd.	99,700	3,149,172
#	Taiheiyo Cement Corp.	1,209,800	5,550,615
#	Taisei Corp.	769,000	2,537,118
#	Taisho Pharmaceutical Co., Ltd.	248,000	4,789,642
	Taiyo Yuden Co., Ltd.	152,000	3,165,792
	Takara Standard Co., Ltd.	118,000	674,010
	Takashimaya Co., Ltd.	105,000	1,208,801
	Tanabe Seiyaku Co., Ltd.	546,000	7,035,021
	TDK Corp.	123,600	11,195,718
	Teijin, Ltd.	828,000	4,433,030
	The 77 Bank, Ltd.	464,000	3,171,329
	The Aichi Bank, Ltd.	11,100	1,249,074
	The Akita Bank, Ltd.	115,000	566,877
	The Awa Bank, Ltd.	246,600	1,305,826
#	The Bank of Iwate, Ltd.	19,600	1,172,128
#	The Bank of Kyoto, Ltd.	363,400	4,248,451
	The Bank of Nagoya, Ltd.	213,000	1,460,688
	The Chiba Bank, Ltd.	365,000	3,258,534
	The Chugoku Bank, Ltd.	247,800	3,420,607
	The Daishi Bank, Ltd.	381,000	1,694,841
	The Fuji Fire & Marine Insurance Co., Ltd.	297,000	1,169,631
	The Fukui Bank, Ltd.	343,000	1,073,172
	The Gunma Bank, Ltd.	529,000	3,655,415
	The Hachijuni Bank, Ltd.	695,000	5,314,035
	The Higo Bank, Ltd.	308,000	2,121,653
	The Hiroshima Bank, Ltd.	70,000	423,041
	The Hyakugo Bank, Ltd.	266,000	1,817,980
	The Hyakujishi Bank, Ltd.	329,000	1,957,143
	The Iyo Bank, Ltd.	329,000	3,160,538
	The Joyo Bank, Ltd.	1,554,000	10,021,563
	The Kagoshima Bank, Ltd.	273,000	2,052,530
	The Keiyo Bank, Ltd.	212,000	1,248,918
	The Nanto Bank, Ltd.	317,000	1,615,775
#	The Nisshin Oillio Group, Ltd.	147,000	919,693
	The Ogaki Kyoritsu Bank, Ltd.	297,000	1,442,863
	The Oita Bank, Ltd.	147,000	958,264
	The San-in Godo Bank, Ltd.	267,000	2,655,482
#	Toda Corp.	269,000	1,537,141
	Toho Bank, Ltd.	285,000	1,217,973
	Tokai Rubber Industries, Ltd.	6,000	108,040
	Tokai Tokyo Securities Co., Ltd.	155,000	918,014
	Tokyo Steel Manufacturing Co., Ltd.	148,400	2,297,161
#	Tokyo Style Co., Ltd.	133,000	1,513,648
	Toppan Forms Co., Ltd.	48,500	569,361
#	Toppan Printing Co., Ltd.	933,000	9,860,948
	Toshiba TEC Corp.	181,000	1,040,433
	Toyo Ink Manufacturing Co., Ltd.	213,000	824,067
	Toyo Seikan Kaisha, Ltd.	287,600	5,560,983
	Toyo Suisan Kaisha, Ltd.	88,000	1,673,266
#	Toyoda Gosei Co., Ltd.	57,300	1,638,299
	Toyota Auto Body Co., Ltd.	105,100	1,800,722
	TV Asahi Corp.	931	1,891,504
	UNY Co., Ltd.	218,000	2,434,864
# *	Victor Co. of Japan, Ltd.	160,000	699,119
#	Wacoal Corp.	149,000	1,874,132
	Yamaguchi Financial Group, Inc.	205,000	2,480,810
	Yamaha Corp.	250,100	5,297,359
	Yamanashi Chuo Bank, Ltd.	241,000	1,566,104

	Yamatake Corp.	47,700	1,320,426
	Yamato Kogyo Co., Ltd.	55,000	1,970,163
#	Yamazaki Baking Co., Ltd.	155,000	1,394,422
	Yodogawa Steel Works, Ltd.	176,000	1,025,720
#	Yokohama Rubber Co., Ltd.	410,000	2,957,454
TOTAL — JAPAN			1,038,541,819

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Rekapacific Berhad	691,000	—

NETHERLANDS — (4.7%)
COMMON STOCKS — (4.7%)
#	ABN AMRO Holding NV	1,785,798	85,599,615
	ABN AMRO Holding NV Sponsored ADR	1,129,587	54,186,288
	Aegon NV	3,298,073	67,529,858
#	Arcelor Mittal NV (5295254)	742,869	44,590,496
#	Arcelor Mittal NV (B19J059)	165,092	9,911,739
	Arcelor Mittal NV (B19MY56)	29,516	1,769,490
#	Corporate Express NV	137,429	1,792,517
	Heineken Holding NV	82,904	4,193,590
	Hunter Douglas NV	47,815	4,625,374
#	ING Groep NV	3,203,383	142,382,704
	ING Groep NV Sponsored ADR	214,000	9,510,160
*	Koninklijke Ahold NV	1,815,643	22,686,793
	Koninklijke DSM NV	270,057	13,410,987
	Koninklijke KPN NV	476,234	8,081,348
#	Koninklijke Philips Electronics NV	2,253,619	95,609,114
	Koninklijke Philips Electronics NV ADR	133,700	5,671,554
#	Telegraaf Media Groep NV	6,800	237,467
TOTAL — NETHERLANDS			571,789,094

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
#	Air New Zealand, Ltd.	562,252	1,230,429
#	Contact Energy, Ltd.	389,947	2,544,570
#	Fisher & Paykel Appliances Holdings, Ltd.	296,231	850,325
#	Fletcher Building, Ltd.	829,740	7,945,077
*	Tower, Ltd.	19,130	33,211
TOTAL — NEW ZEALAND			12,603,612

NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
	DNB Nor ASA Series A	1,363,794	18,394,330
#	Norsk Hydro ASA	672,814	23,976,451
	Norske Skogindustrier ASA Series A	353,571	5,300,953
	Orkla ASA	1,671,250	29,493,661
#	Storebrand ASA	713,900	11,223,997
#	Wilhelmsen (Wilhelm), Ltd. ASA Series A	11,850	459,613
TOTAL — NORWAY			88,849,005

PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
	Banco BPI SA	232,343	2,023,345
#	Banco Comercial Portugues, S.A.. (BCP)	2,868,869	14,535,834
	Banco Espirito Santo, S.A.. (BES)	320,446	7,342,019
*	Cimpor Cimentos de Portugal SA	310,009	3,039,984
#	Portucel-Empresa Produtora de Pasta de Papel SA	1,442,478	5,693,616
TOTAL — PORTUGAL			32,634,798

SINGAPORE — (0.7%)
COMMON STOCKS — (0.7%)
	Allgreen Properties, Ltd.	831,000	998,849
# *	Chartered Semiconductor Manufacturing, Ltd.	1,416,000	1,212,102
*	Chartered Semiconductor Manufacturing, Ltd. ADR	67,987	574,490
#	Creative Technology Co., Ltd.	39,550	188,711
	DBS Group Holdings, Ltd.	2,020,000	32,117,433
	Fraser & Neave, Ltd.	2,421,450	9,181,728
	Jardine Cycle & Carriage, Ltd.	189,000	1,737,117
	K-REIT Asia	51,600	97,657
	Neptune Orient Lines, Ltd.	925,000	2,774,730
	Singapore Airlines, Ltd.	1,459,000	17,764,406
	Singapore Land, Ltd.	723,000	5,007,116
	United Industrial Corp., Ltd.	744,000	1,542,340
	United Overseas Bank, Ltd.	66,000	1,048,742
	UOL Group, Ltd.	1,740,600	5,919,398
TOTAL — SINGAPORE			80,164,819

SPAIN — (3.2%)
COMMON STOCKS — (3.2%)
#	Abertis Infraestructuras SA	235,788	7,819,930
#	Acciona SA	45,268	12,107,147
#	Acerinox SA	261,360	6,651,529
# *	Aguas de Barcelona Issue 06	1,206	43,652
	Banco de Andalucia SA	900	108,330
#	Banco de Sabadell SA	1,830,508	21,141,993
	Banco Espanol de Credito SA	46,816	1,111,428
#	Banco Pastor SA	237,600	5,383,000
#	Banco Santander Central Hispano SA	7,223,177	138,609,072
	Banco Santander Central Hispano SA Sponsored ADR	459,200	8,816,640
#	Bankinter SA	46,745	4,338,834
	Cementos Portland Valderrivas SA	21,016	2,947,245
#	Ebro Puleva SA	120,322	2,655,998
	Endesa SA	1,557,828	83,835,777
#	Gas Natural SDG SA	242,623	14,295,858
	Iberia Lineas Aereas de Espana SA	617,500	3,247,280
	Mapfre SA	732,775	3,762,898
	Repsol YPF SA	1,547,213	56,773,935
	Repsol YPF SA Sponsored ADR	24,300	891,567
#	Sociedad General de Aguas de Barcelona SA Class A	120,678	4,464,248
#	Sol Melia SA	157,217	3,730,579
TOTAL — SPAIN			382,736,940

SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
	Cardo AB	2,900	129,066

#	Electrolux AB Series B	324,100	8,155,328
	Fabege AB	347,960	4,500,740
	Holmen AB Series A	6,300	284,638
#	Holmen AB Series B	155,700	6,844,558
*	Lundin Petroleum AB	186,224	1,957,529
	NCC AB Series B	59,700	1,718,003
	Nordea Bank AB	3,830,600	63,129,129
	Skandinaviska Enskilda Banken AB (SEB) Series A	672,400	22,111,041
	Skandinaviska Enskilda Banken Series C	9,800	308,873
# *	SKF AB Series A (B1Q3GZ6)	90,600	130,674
	SKF AB Series A (B1Q3HT7)	90,600	1,939,311
*	SKF AB Series B (B1Q3HD1)	118,800	170,833
	SKF AB Series B (B1Q3J35)	118,800	2,552,224
	SSAB Svenskt Stal AB Series A	542,400	20,243,123
#	SSAB Svenskt Stal AB Series B	181,500	6,264,175
#	Svenska Cellulosa AB	57,000	1,013,823
	Svenska Cellulosa AB Series B	749,100	12,972,749
	Svenska Handelsbanken AB Series A	688,700	20,306,898
#	Tele2 AB Series B	386,800	6,457,524
	TeliaSonera AB	3,524,500	26,092,568
#	Trelleborg AB Series B	160,600	5,108,042
#	Volvo AB Series A	1,216,000	25,935,009
#	Volvo AB Series B	2,217,000	46,568,931
#	Wihlborgs Fastigheter AB	69,592	1,498,651
TOTAL — SWEDEN			286,393,440

SWITZERLAND — (5.1%)
COMMON STOCKS — (5.1%)
	Baloise-Holding AG	214,760	22,431,299
	Banque Cantonale Vaudoise (BCV)	12,608	6,528,900
	Ciba Specialty Chemicals AG	124,089	7,999,889
	Ciba Specialty Chemicals AG ADR	44,300	1,424,245
	Clariant AG	413,535	7,058,011
	Compagnie Financiere Richemont AG Series A	1,251,000	77,019,783
#	Credit Suisse Group	1,826,488	138,838,890
	Credit Suisse Group Sponsored ADR	552,500	41,951,325
	Givaudan SA	11,970	11,382,531
#	Holcim, Ltd.	390,591	43,205,485
	Julius Baer Holdings, Ltd. AG	42,330	3,221,386
	Pargesa Holding SA	96,750	11,295,526
	PSP Swiss Property AG	109,600	6,514,706
*	St. Galler Kantonalbank	10,146	5,154,775
	Swiss Life Holding	132,137	35,575,810
#	Swiss Re	589,833	56,158,293
#	Syngenta AG	165,100	31,112,119
	Syngenta AG ADR	241,589	9,110,321
	UBS AG	125,328	8,178,959
	Zurich Financial SVCS AG	285,163	87,274,847
TOTAL — SWITZERLAND			611,437,100

UNITED KINGDOM — (18.3%)
COMMON STOCKS — (18.3%)
	Alliance & Leicester P.L.C.	498,106	11,694,319
	Amlin P.L.C.	1,526,269	9,361,412
	Amvesco P.L.C. Sponsored ADR	281,600	6,772,480
	Anglo American P.L.C.	2,904,256	175,481,959

	Arriva P.L.C.	231,050	3,321,721
	Associated British Foods P.L.C.	1,289,611	23,686,121
	Aviva P.L.C.	6,195,868	97,883,134
	BAE Systems P.L.C.	2,807,396	24,874,872
	Barclays P.L.C. Sponsored ADR	1,403,590	80,327,456
	Barratt Developments P.L.C.	843,365	18,234,891
	BBA Aviation P.L.C.	586,332	3,307,957
	Bellway P.L.C.	300,856	8,551,602
	Biffa P.L.C.	210,597	1,369,432
	Bovis Homes Group P.L.C.	133,412	2,799,072
	Bradford & Bingley P.L.C.	1,525,049	13,002,731
*	British Airways P.L.C.	2,468,331	22,982,877
	Cable and Wireless P.L.C.	3,714,187	14,487,130
	Carnival P.L.C.	422,306	21,897,517
	Close Brothers Group P.L.C.	156,381	2,928,330
*	Colt Telecom Group P.L.C.	232,908	714,583
	Compass Group P.L.C.	3,204,915	23,919,095
	Derwent London P.L.C.	102,912	4,225,807
	DSG International P.L.C.	3,049,878	10,163,422
*	easyJet P.L.C.	1,038,162	11,691,525
	Enterprise Inns P.L.C.	1,212,242	17,719,278
	Fiberweb P.L.C.	174,503	581,260
	Friends Provident P.L.C.	4,098,021	16,069,299
	GKN P.L.C.	851,321	6,601,973
	Greene King P.L.C.	490,182	10,816,905
	Hanson P.L.C.	1,417,790	30,178,085
	Hanson P.L.C. Sponsored ADR	31,500	3,348,765
	HBOS P.L.C.	8,397,157	180,670,923
	Henderson Group P.L.C.	590,214	1,901,857
	HSBC Holdings P.L.C. Sponsored ADR	1,006,700	93,663,368
*	Iberdrola S.A.	358,746	20,614,651
	International Power P.L.C.	2,525,271	22,683,439
	Invesco P.L.C.	655,026	7,791,545
	ITV P.L.C.	9,601,073	22,297,948
	Johnston Press P.L.C.	209,975	1,847,279
	Kingfisher P.L.C.	5,401,607	26,554,259
	Ladbrokes P.L.C.	1,212,438	9,743,980
	Legal and General Group P.L.C.	5,806,167	17,670,588
	Marston’s P.L.C.	429,464	3,978,847
	Millennium and Copthorne Hotels P.L.C.	659,638	9,787,871
	Mitchells & Butlers P.L.C.	718,888	12,630,547
	Morrison (Wm.) Supermarkets P.L.C.	4,633,106	28,838,896
	Northern Rock P.L.C.	347,558	7,427,142
	Old Mutual P.L.C.	5,255,058	18,020,025
	Pearson P.L.C.	924,664	16,442,593
	Pearson P.L.C. Sponsored ADR	975,700	17,347,946
	Persimmon P.L.C.	717,910	19,426,108
	Punch Taverns, Ltd.	526,710	14,013,256
	Resolution P.L.C.	2,746,810	34,387,937
	Royal & Sun Alliance Insurance Group P.L.C.	11,678,047	36,607,059
	Royal Bank of Scotland Group P.L.C.	23,863,361	296,447,872
	Royal Dutch Shell P.L.C. ADR	732,443	55,445,935
	SABmiller P.L.C.	57,339	1,364,613
	Sainsbury (J.) P.L.C.	3,176,825	35,095,148
	Schroders P.L.C.	123,678	3,392,685
	Schroders P.L.C. Non-Voting	63,155	1,515,416
	Scottish & Newcastle P.L.C.	1,752,144	22,525,401
	Signet Group P.L.C. Sponsored ADR	5,200	117,832

Tate & Lyle P.L.C.	32,994	392,322
Taylor Woodrow P.L.C.	1,942,984	17,598,507
The Berkeley Group Holdings P.L.C.	228,802	8,575,133
Trinity Mirror P.L.C.	814,988	9,278,662
Vodafone Group P.L.C.	61,674,811	192,990,979
Vodafone Group P.L.C. Sponsored ADR	5,287,130	166,174,496
Whitbread P.L.C.	349,325	13,105,369
Wimpey (George) P.L.C.	704,652	8,767,245
Woolworths Group P.L.C.	2,125,199	1,156,915
WPP Group P.L.C.	1,459,435	21,583,838
WPP Group P.L.C. Sponsored ADR	24,445	1,805,019
Xstrata P.L.C.	827,417	47,609,638
TOTAL — UNITED KINGDOM		2,208,286,099

		Face Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $41,990,000 FNMA 6.50%, 09/01/36, valued at $39,626,646) to be repurchased at $39,042,628	$39,037	39,037,000

SECURITIES LENDING COLLATERAL — (20.1%)
@	Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $1,060,293,015 FHLMC, rates ranging from 4.500% to 7.244%(r), maturities ranging from 04/01/22 to 06/01/37 & FNMA, rates ranging from 4.299% to 6.500%, maturities ranging from 01/11/20 to 03/01/47, valued at $881,091,524) to be repurchased at $863,942,632	863,815	863,815,219
@	Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $736,705,157 FHLMC, rates ranging from 4.000% to 6.500%, maturities ranging from 07/01/19 to 06/01/37 & FNMA, rates ranging from 4.592%(r) to 7.319%(r), maturities ranging from 07/01/16 to 08/01/45, valued at $594,170,105) to be repurchased at $582,605,633	582,520	582,519,711
@	Repurchase Agreement, Merrill Lynch Government 5.31%, 06/01/07 (Collateralized by $912,714,122 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 04/01/22 to 06/01/37 & FNMA, rates ranging from 5.000% to 11.000%, maturities ranging from 11/01/17 to 05/01/37, valued at $765,000,194) to be repurchased at $750,110,625	750,000	750,000,000
@	Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $300,461,816 FHLMC, rates ranging from 5.000% to 5.500%, maturities ranging from 06/01/26 to 05/01/37 & FNMA, rates ranging from 5.000% to 6.500%, maturities ranging from 12/01/32 to 04/01/37, valued at $231,744,179) to be repurchased at $227,233,386	227,200	227,200,000
TOTAL SECURITIES LENDING COLLATERAL			2,423,534,930

TOTAL INVESTMENTS — (100.0%) (Cost $8,712,119,296)			$12,070,603,347

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

		Shares	Value††

COMMON STOCKS — (74.5%)
Consumer Discretionary — (16.2%)
#	ABILIT Corp.	110,900	$563,097
	Aeon Fantasy Co., Ltd.	58,032	1,279,945
	Ahresty Corp.	77,200	1,834,331
# *	Ai Holdings Corp.	160,600	675,655
	Aichi Machine Industry Co., Ltd.	292,000	677,192
#	Aigan Co., Ltd.	63,200	496,083
#	Aisan Industry Co., Ltd.	191,300	2,125,139
#	Akebono Brake Industry Co., Ltd.	386,000	3,208,656
#	Akindo Sushiro Co., Ltd.	18,400	655,462
#	Alpha Corp.	28,700	590,180
	Alpine Electronics, Inc.	237,300	3,570,707
#	Amiyaki Tei Co., Ltd.	245	570,899
	Amuse, Inc.	20,000	257,696
#	Anrakutei Co., Ltd.	50,000	319,507
#	AOI Advertising Promotion, Inc.	39,000	237,824
	AOKI Holdings, Inc.	162,700	3,055,422
	Araya Industrial Co., Ltd.	209,000	602,178
#	Arealink Co., Ltd.	3,000	1,806,977
# *	Asahi Tec Corp.	715,000	1,128,501
	Ashimori Industry Co., Ltd.	182,000	368,157
	Asics Trading Co., Ltd.	20,000	226,954
#	Asti Corp.	50,000	258,693
*	Atom Corp.	133,200	488,538
	Atsugi Co., Ltd.	675,000	1,071,161
#	Aucnet, Inc.	31,600	467,586
#	Avex Group Holdings, Inc.	155,500	1,695,076
# *	Banners Co., Ltd.	86,000	22,531
#	Belluna Co., Ltd.	189,460	2,592,944
	Best Denki Co., Ltd.	265,500	1,635,573
#	Bookoff Corp.	65,000	784,650
#	Cabin Co., Ltd.	129,142	571,746
	Catena Corp.	92,000	222,587
# *	Cecile Co., Ltd.	102,600	418,034
#	Chiyoda Co., Ltd.	145,000	3,122,784
	Chofu Seisakusho Co., Ltd.	127,700	2,754,752
*	Chori Co., Ltd.	597,000	941,626
#	Chuo Corp.	81,000	248,492
	Chuo Spring Co., Ltd.	210,000	942,403
#	Clarion Co., Ltd.	848,000	1,273,633
#	Cleanup Corp.	160,000	1,267,669

#	Colowide Co., Ltd.	188,950	923,864
# *	Columbia Music Entertainment, Inc.	477,000	419,440
	Corona Corp.	101,200	1,630,911
	Cross Plus, Inc.	22,000	315,520
	Culture Convenience Club Co., Ltd.	220,000	1,049,158
#	Cybozu, Inc.	1,538	524,171
	D&M Holdings, Inc.	314,000	1,238,454
	Daido Kogyo Co., Ltd.	145,000	366,374
#	Daido Metal Co., Ltd.	147,000	893,891
#	Daidoh, Ltd.	129,000	1,530,326
#	Daikoku Denki Co., Ltd.	46,100	766,397
	Daimaruenawin Co., Ltd	400	2,262
	Dainichi Co., Ltd.	59,200	419,459
#	Daisyo Corp.	74,200	980,544
*	Daito Woolen Spinning & Weaving Co., Ltd.	82,000	93,086
#	Daiwa Seiko, Inc.	405,000	795,173
#	Daiwabo Co., Ltd.	478,000	1,243,607
#	Descente, Ltd.	270,000	1,295,939
# *	Dia Kensetsu Co., Ltd.	284,800	166,259
#	Doshisha Co., Ltd.	66,600	1,099,760
#	Doutor Coffee Co., Ltd.	87,200	1,833,689
	Dynic Corp.	127,000	305,573
#	Eagle Industry Co., Ltd.	170,000	2,145,882
# *	Econach Co., Ltd.	177,000	215,737
*	Edosawa Co., Ltd.	12,000	24,525
	Eikoh, Inc.	41,800	151,890
	Exedy Corp.	126,600	3,250,744
	F&A Aqua Holdings, Inc.	62,238	431,322
	Fine Sinter Co., Ltd.	49,000	213,313
#	Foster Electric Co., Ltd.	84,100	1,001,315
#	France Bed Holdings Co., Ltd.	826,000	1,439,708
#	Fuji Co., Ltd.	120,400	1,961,645
	Fuji Corp., Ltd.	117,000	441,185
#	Fuji Kiko Co., Ltd.	151,000	409,388
#	Fuji Kyuko Co., Ltd.	378,000	1,601,462
# *	Fujibo Holdings, Inc.	332,000	584,184
	Fujikura Rubber, Ltd.	74,000	473,250
#	Fujita Kanko, Inc.	422,000	3,274,606
	Fujitsu Business Systems, Ltd.	90,900	1,352,688
*	Fujitsu General, Ltd.	348,000	966,218
# *	Furukawa Battery Co., Ltd.	73,000	122,164
	Fuso Lexel, Inc.	59,700	537,124
	G-7 Holdings, Inc.	29,200	169,199
#	Gakken Co., Ltd.	363,000	1,065,818
#	Genki Sushi Co., Ltd.	19,200	208,103
	GEO Co., Ltd.	762	1,477,772
	Global-Dining, Inc.	13,300	76,166
# *	Goldwin, Inc.	175,000	320,368
#	Gourmet Kineya Co., Ltd.	68,000	527,895
# *	GSI Creos Corp.	194,000	237,685
#	Gulliver International Co., Ltd.	36,120	2,001,489
	Happinet Corp.	37,000	501,726

#	Haruyama Trading Co., Ltd.	49,900	457,818
	Himaraya Co., Ltd.	38,300	312,116
	HIS Co., Ltd.	118,200	3,354,488
#	Hitachi Powdered Metal Co., Ltd.	97,000	479,792
	Horipro, Inc.	43,800	452,561
#	I Metal Technology Co., Ltd.	153,000	459,103
*	Ichida & Co., Ltd.	60,400	60,592
	Ichikawa Co., Ltd.	63,000	262,246
	Ichikoh Industries, Ltd.	296,000	681,526
#	Imasen Electric Industrial Co., Ltd.	55,800	723,972
	Imperial Hotel, Ltd.	2,800	109,054
#	Impress Holdings, Inc.	1,124	212,658
	Inaba Seisakusho Co., Ltd.	62,400	1,022,053
	Ishizuka Glass Co., Ltd.	109,000	297,004
*	Izuhakone Railway Co., Ltd.	300	13,311
# *	Izutsuya Co., Ltd.	350,000	417,522
#	Janome Sewing Machine Co., Ltd.	607,000	820,599
#	Japan Vilene Co., Ltd.	229,000	1,256,481
#	Jeans Mate Corp.	38,208	360,931
	Jidosha Buhin Kogyo Co., Ltd.	67,000	294,799
# *	Joban Kosan Co., Ltd.	226,000	397,858
#	Joshin Denki Co., Ltd.	201,000	1,234,720
	Juki Corp.	440,000	2,647,877
	Juntendo Co., Ltd.	35,000	52,433
#	Jyomo Co., Ltd.	186,000	364,032
#	Kabuki-Za Co., Ltd.	39,000	1,580,192
	Kadokawa Holdings, Inc.	94,400	2,311,781
	Kanto Auto Works, Ltd.	243,500	3,504,292
	Kasai Kogyo Co., Ltd.	119,000	444,154
	Kato Sangyo Co., Ltd.	130,700	1,728,310
	Kawai Musical Instruments Manufacturing Co., Ltd.	263,000	534,621
# *	Kawashima Textile Manufacturers, Ltd.	289,000	467,375
#	Kayaba Industry Co., Ltd.	763,000	3,467,861
	Keiiyu Co., Ltd.	68,200	415,611
#	Keiyo Co., Ltd.	188,900	1,253,785
	Kentucky Fried Chicken Japan, Ltd.	80,000	1,433,477
#	Kenwood Corp.	1,250,000	2,140,306
#	Kinki Nippon Tourist Co., Ltd.	283,000	840,026
#	Kinugawa Rubber Industrial Co., Ltd.	203,000	323,785
#	Kisoji Co., Ltd.	89,300	1,533,248
	Koekisha Co., Ltd.	13,600	224,069
#	Kohnan Shoji Co., Ltd.	86,900	1,062,958
#	Kojima Co., Ltd.	121,300	978,849
#	Komatsu Seiren Co., Ltd.	135,000	662,405
	Konaka Co., Ltd.	100,960	906,137
# *	Kosugi Sangyo Co., Ltd.	416,000	246,776
	Kurabo Industries, Ltd.	879,000	2,577,884
	Kuraudia Co., Ltd.	4,800	51,626
	Kuroganeya Co., Ltd.	14,000	55,577
	K’s Holdings Corp.	137,572	3,716,737
#	Kyoritsu Maintenance Co., Ltd.	50,960	929,985

#	Kyoto Kimono Yuzen Co., Ltd.	572	563,580
	Kyowa Leather Cloth Co., Ltd.	75,400	434,517
#	Laox Co., Ltd.	206,000	294,275
#	Look, Inc.	102,000	211,283
#	Maezawa Kyuso Industries Co., Ltd.	51,700	886,906
# *	Magara Construction Co., Ltd.	135,000	193,466
# *	Mamiya-Op Co., Ltd.	285,000	281,341
#	Marche Corp.	23,000	194,613
#	Mars Engineering Corp.	77,900	1,736,778
	Marubeni Telecom Co., Ltd.	207	175,292
#	Maruei Department Store Co., Ltd.	136,000	332,221
	Maruzen Co., Ltd. (6573498)	46,000	240,071
# *	Maruzen Co., Ltd. (6569583)	329,000	476,910
#	Matsuya Co., Ltd.	189,000	3,485,973
#	Matsuya Foods Co., Ltd.	66,600	768,735
#	Matsuzakaya Holdings Co., Ltd.	529,077	4,205,951
	Meiwa Industry Co., Ltd.	38,000	119,902
#	Mikuni Corp.	96,000	345,217
# *	Misawa Homes Holdings, Inc.	128,100	1,709,526
	Misawa Resort Co., Ltd.	194,000	865,606
	Mitsuba Corp.	155,690	1,174,583
	Mitsui Home Co., Ltd.	228,000	1,453,307
	Miyuki Keori Co., Ltd.	106,000	344,552
#	Mizuno Corp.	462,000	2,696,730
#	MOS Food Services, Inc.	113,000	1,492,052
#	MR Max Corp.	127,200	561,081
	Mutow Co., Ltd.	79,400	321,986
# *	Naigai Co., Ltd.	236,000	240,521
#	Nexyz Corp.	3,700	129,051
	Nice Corp.	409,000	1,675,053
#	Nichimo Corp.	592,000	482,229
#	Nidec Copal Corp.	194,500	2,185,065
#	Nidec Tosok Corp.	62,600	472,434
#	Nihon Eslead Corp.	53,048	1,044,895
	Nihon Tokushu Toryo Co., Ltd.	56,000	322,924
#	Nikko Travel Co., Ltd.	12,200	57,940
	Nippon Felt Co., Ltd.	69,000	454,508
#	Nippon Piston Ring Co., Ltd.	262,000	510,129
#	Nippon Restaurant System, Inc.	51,800	1,698,878
	Nippon Seiki Co., Ltd.	155,000	3,052,086
	Nishimatsuya Chain Co., Ltd.	228,900	3,921,771
	Nissan Shatai Co., Ltd.	520,000	2,838,069
	Nissen Co., Ltd.	213,100	1,327,627
	Nittan Valve Co., Ltd.	85,000	676,709
	Nitto Kako Co., Ltd.	98,000	120,082
# *	Nitto Seimo Co., Ltd.	50,000	64,022
	Noritake Co., Ltd.	557,000	2,523,829
#	Noritsu Koki Co., Ltd.	121,100	2,017,510
*	Omikenshi Co., Ltd.	176,000	167,890
*	Orient Watch Co., Ltd.	12,000	4,043
	Pacific Industrial Co., Ltd.	187,000	1,031,397
#	PanaHome Corp.	546,000	3,255,720

#	Parco Co., Ltd.	285,000	3,649,036
#	Paris Miki, Inc.	191,900	2,802,194
#	Pentax Corp.	396,000	2,521,738
	Piolax, Inc.	45,600	854,210
	Press Kogyo Co., Ltd.	385,000	1,464,443
# *	Renown, Inc.	153,800	1,201,283
	Resorttrust, Inc.	178,608	4,072,766
#	Rhythm Watch Co., Ltd.	454,000	619,742
#	Right On Co., Ltd.	103,225	2,508,271
#	Riken Corp.	368,000	1,856,233
#	Ringer Hut Co., Ltd.	76,800	938,567
	Roland Corp.	90,700	2,239,426
#	Royal Co., Ltd.	142,000	1,771,123
#	Sagami Chain Co., Ltd.	78,000	730,292
	Sagami Co., Ltd.	80,000	213,635
	Sagami Rubber Industries Co., Ltd.	15,000	47,314
#	Saint Marc Holdings Co., Ltd.	38,300	2,022,916
#	Saizeriya Co., Ltd.	176,900	2,394,164
#	Sakai Ovex Co., Ltd.	205,000	324,409
#	Sanden Corp.	499,000	2,205,448
	Sanei-International Co., Ltd.	59,300	1,929,967
	Sankyo Seiko Co., Ltd.	209,000	920,693
	Sanoh Industrial Co., Ltd.	118,000	854,326
#	Sanrio Co., Ltd.	291,900	3,500,087
*	Sansui Electric Co., Ltd.	4,135,000	408,921
	Sanyo Housing Nagoya Co., Ltd.	363	512,528
#	Sanyo Shokai, Ltd.	458,000	3,815,037
#	Seiko Corp.	387,407	2,468,540
	Seiren Co., Ltd.	221,000	2,030,899
	Senshukai Co., Ltd.	164,000	2,110,490
	Shaddy Co., Ltd.	62,700	552,554
#	Shikibo, Ltd.	372,000	513,719
#	Shinyei Kaisha	96,000	210,761
#	Shiroki Co., Ltd.	310,000	706,927
#	Shobunsha Publications, Inc.	53,500	543,219
#	Shochiku Co., Ltd.	449,000	3,254,698
	Showa Corp.	252,300	3,174,216
# *	Showa Rubber Co., Ltd.	41,300	47,102
*	Silver Ox, Inc.	50,000	60,550
# *	Silver Seiko, Ltd.	1,091,000	412,897
#	Simree Co., Ltd.	41,000	162,978
	SK Japan Co., Ltd.	17,550	82,113
	SKY Perfect JSAT Corp.	4,196	1,896,302
	SNT Corp.	86,300	521,604
*	Sofmap Co., Ltd.	27,300	71,259
	Soft99 Corp.	73,400	581,715
# *	Solid Group Holdings Co., Ltd.	710,600	395,443
	Sotoh Co., Ltd.	51,000	585,796
	SPK Corp.	16,800	252,149
#	Suminoe Textile Co., Ltd.	267,000	777,142
	Suzutan Co., Ltd.	26,200	124,842
# *	SxL Corp.	493,000	393,550

	Tachikawa Corp.	50,800	342,427
#	Tachi-S Co., Ltd.	122,640	1,253,226
	Takamatsu Corp.	130,300	1,935,311
#	Taka-Q Co., Ltd.	73,500	218,441
#	Take and Give. Needs Co., Ltd.	1,213	492,733
#	Tasaki Shinju Co., Ltd.	116,000	504,427
	Taya Co., Ltd.	5,000	37,024
	TBK Co., Ltd.	90,000	305,426
	TDF Corp.	27,000	80,981
#	Tecmo, Ltd.	79,800	750,857
#	Teikoku Piston Ring Co., Ltd.	111,000	862,848
#	Teikoku Sen-I Co., Ltd.	80,000	324,829
#	Ten Allied Co., Ltd.	50,000	167,306
	Tenma Corp.	111,000	1,995,712
#	The Japan General Estate Co., Ltd.	121,900	2,852,484
#	The Japan Wool Textile Co., Ltd.	316,000	2,633,982
	Tigers Polymer Corp.	59,000	374,041
#	Toabo Corp.	219,000	216,139
#	Toei Co., Ltd.	438,000	2,822,304
# *	Tohoku Misawa Homes Co., Ltd.	37,500	84,409
#	Tohoku Pioneer Corp.	69,900	1,262,552
# *	Tokai Kanko Co., Ltd.	861,000	192,169
	Tokai Senko KK, Nagoya	102,000	140,945
# *	Tokyo Dome Corp.	671,000	3,630,799
	Tokyo Kaikan Co., Ltd.	12,000	73,074
	Tokyo Soir Co., Ltd.	49,000	155,485
	Tokyo Style Co., Ltd.	354,000	4,028,807
#	Tokyotokeiba Co., Ltd.	971,000	2,515,547
	Tokyu Recreation Co., Ltd.	77,000	445,158
#	Tomy Co., Ltd.	321,793	2,245,518
# *	Tonichi Carlife Group, Inc.	108,000	176,167
	Topre Corp.	185,000	1,714,859
# *	Tosco Co., Ltd.	81,000	257,360
	Totenko Co., Ltd.	57,000	135,353
#	Touei Housing Corp.	92,440	1,302,990
#	Toyo Radiator Co., Ltd.	260,000	1,411,454
#	Toyo Tire & Rubber Co., Ltd.	705,000	3,242,031
	Tsukamoto Co., Ltd.	67,000	93,482
	Tsutsumi Jewelry Co., Ltd.	69,300	1,663,192
#	Unitika, Ltd.	1,614,000	1,993,371
#	U-Shin, Ltd.	97,000	535,963
*	Verite Co., Ltd.	24,000	55,228
*	Victor Co. of Japan, Ltd.	403,000	1,760,906
	Watabe Wedding Corp.	29,500	448,386
#	Watami Food Service Co., Ltd.	144,800	2,097,578
	Wondertable, Ltd.	97,000	115,879
	XNET Corp.	91	131,691
#	Yamatane Corp.	338,000	475,211
#	Yamato International, Inc.	43,000	307,959
	Yellow Hat, Ltd., Tokyo	75,600	540,934
	Yokohama Reito Co., Ltd.	179,000	1,279,384
#	Yomiuri Land Co., Ltd.	261,000	1,401,344

	Yonex Co., Ltd.	41,000	270,591
#	Yorozu Corp.	75,400	823,926
	Yoshimoto Kogyo Co., Ltd.	115,000	1,636,102
#	Yoshinoya D&C Co., Ltd.	2,227	4,230,480
#	Zenrin Co., Ltd.	131,400	3,484,365
	Zensho Co., Ltd.	352,000	3,360,029
Total Consumer Discretionary			332,289,087

Consumer Staples — (7.0%)
#	Aderans Co., Ltd.	141,350	2,923,568
	Ahjikan Co., Ltd.	10,500	75,670
#	Ariake Japan Co., Ltd.	116,800	2,027,714
#	Asahi Soft Drinks Co., Ltd.	186,500	2,718,642
#	Bull-Dog Sauce Co., Ltd.	37,000	500,520
#	Calpis Co., Ltd.	281,000	2,592,717
	Cawachi, Ltd.	83,400	2,406,384
	CFS Corp.	90,500	381,505
#	Chubu Shiryo Co., Ltd.	91,000	616,170
	Chuo Gyorui Co., Ltd.	93,000	283,927
	Coca-Cola Central Japan Co., Ltd.	311	2,336,050
	CVS Bay Area, Inc.	55,000	103,236
#	DyDo Drinco, Inc.	57,200	2,229,965
#	Echo Trading Co., Ltd.	11,000	108,010
#	Ensuiko Sugar Refining Co., Ltd.	103,000	247,525
#	Fancl Corp.	244,600	3,597,917
# *	First Baking Co., Ltd.	140,000	178,534
#	Fuji Oil Co., Ltd.	294,400	2,295,915
#	Fujicco Co., Ltd.	121,600	1,304,242
# *	Fujiya Co., Ltd.	564,000	1,060,170
	Hagoromo Foods Corp.	41,000	364,855
#	Harashin Narus Holdings Co., Ltd.	63,100	850,140
# *	Hayashikane Sangyo Co., Ltd.	267,000	309,179
#	Heiwado Co., Ltd.	209,000	3,447,415
# *	Hohsui Corp.	120,000	169,949
	Hokkaido Coca-Cola Bottling Co., Ltd.	89,000	534,956
#	Hokuto Corp.	113,300	2,031,131
#	Inageya Co., Ltd.	179,000	1,331,457
	Itochu Shokuh Co., Ltd.	44,300	1,420,363
	Itoham Foods, Inc.	729,000	3,218,913
	Izumiya Co., Ltd.	300,000	2,220,763
	J-Oil Mills, Inc.	563,000	1,943,925
	Kameda Seika Co., Ltd.	71,800	850,645
#	Kasumi Co., Ltd.	216,000	1,174,260
	Katokichi Co., Ltd.	549,300	3,079,750
#	Key Coffee, Inc.	78,700	1,087,937
#	Kibun Food Chemifa Co., Ltd.	88,000	1,040,353
	Kirindo Co., Ltd.	22,800	196,496
	Kyodo Shiryo Co., Ltd.	313,000	424,761
#	Kyokuyo Co., Ltd.	380,000	815,406
#	Life Corp.	188,900	2,391,314
#	Mandom Corp.	81,300	1,903,032
	Marudai Food Co., Ltd.	454,000	1,560,181

#	Maruha Group, Inc.	1,202,000	2,383,943
	Maruya Co., Ltd.	14,000	31,075
	Maxvalu Tohok Co., Ltd.	18,200	147,871
	Maxvalu Tokai Co., Ltd.	61,000	1,098,716
#	Meito Sangyo Co., Ltd.	79,900	1,605,931
	Mercian Corp.	424,000	1,036,458
#	Mikuni Coca-Cola Bottling Co., Ltd.	189,000	1,937,354
#	Milbon Co., Ltd.	43,940	1,304,511
	Ministop Co., Ltd.	100,000	1,781,774
#	Mitsui Sugar Co., Ltd.	477,850	1,549,093
#	Miyoshi Oil & Fat Co., Ltd.	246,000	453,521
#	Morinaga & Co., Ltd.	933,000	2,010,512
	Morinaga Milk Industry Co., Ltd.	875,000	3,497,213
#	Morishita Jinton Co., Ltd.	47,800	139,803
#	Morozoff, Ltd.	110,000	310,570
#	Nagatanien Co., Ltd.	121,000	875,093
#	Nakamuraya Co., Ltd.	208,000	1,068,964
#	Nichimo Co., Ltd.	112,000	205,162
#	Nichiro Corp.	494,000	868,346
#	Nihon Chouzai Co., Ltd.	23,000	462,351
#	Nihon Shokuh Kako Co., Ltd.	48,000	137,434
	Niitaka Co., Ltd.	7,260	59,753
	Nippon Beet Sugar Manufacturing Co., Ltd.	527,000	1,378,478
	Nippon Flour Mills Co., Ltd.	620,000	2,410,586
	Nippon Formula Feed Manufacturing Co., Ltd.	216,000	357,139
	Nissin Sugar Manufacturing Co., Ltd.	152,000	365,847
	Nitto Flour Milling Co., Ltd.	141,000	434,642
#	Nosan Corp.	251,000	736,285
	Oenon Holdings, Inc.	201,000	528,779
	Oie Sangyo Co., Ltd.	20,900	154,293
	Okuwa Co., Ltd.	156,000	1,975,463
	Olympic Corp.	66,700	433,568
	Oriental Yeast Co., Ltd.	103,000	582,085
	Pietro Co., Ltd.	10,300	83,375
#	Pigeon Corp.	65,300	1,056,115
	Poplar Co., Ltd.	25,760	204,207
*	Posful Corp.	58,800	223,898
# *	Prima Meat Packers, Ltd.	724,000	857,435
#	Riken Vitamin Co., Ltd.	81,400	2,230,155
#	Rock Field Co., Ltd.	42,100	691,904
#	Ryoshoku, Ltd.	157,300	3,278,571
	S Foods, Inc.	103,500	862,516
#	Sakata Seed Corp.	175,600	2,227,374
	Seijo Corp.	33,600	683,372
*	Seiyu, Ltd.	670,000	776,960
#	Shikoku Coca-Cola Bottling Co., Ltd.	81,900	907,513
	Shoei Foods Corp.	44,000	208,565
#	Showa Sangyo Co., Ltd.	620,000	1,446,773
	Snow Brand Milk Products Co., Ltd.	924,500	3,114,455
	Snow Brand Seed Co., Ltd.	30,000	119,007
#	Sogo Medical Co., Ltd.	20,800	530,395
	Sonton Food Industry Co., Ltd.	43,000	406,246

#	Sotetsu Rosen Co., Ltd.	70,000	270,300
	Starzen Corp.	266,000	626,805
#	Sugi Pharmacy Co., Ltd.	203,700	4,392,069
#	T.Hasegawa Co., Ltd.	142,700	2,343,033
#	Takara Holdings, Inc.	365,000	2,577,443
# *	The Maruetsu, Inc.	411,000	1,895,724
#	The Nisshin Oillio Group, Ltd.	601,000	3,760,105
	Three F Co., Ltd.	17,700	129,900
#	Tobu Store Co., Ltd.	220,000	605,515
#	Toho Co., Ltd.	162,000	520,617
#	Tohto Suisan Co., Ltd.	120,000	294,002
	Tokyu Store Chain Corp.	240,000	1,254,065
#	Torigoe Co., Ltd.	80,000	552,197
*	Toyo Sugar Refining Co., Ltd.	157,000	208,132
	Tsukiji Uoichiba Co., Ltd.	57,000	122,212
#	Tsuruha Holdings, Inc.	46,400	1,618,123
	U. Store Co., Ltd.	63,600	452,413
#	Unicafe, Inc.	14,260	189,810
#	Unicharm Petcare Corp.	50,000	1,664,615
	Unimat Offisco Corp.	87,400	1,083,582
	Valor Co., Ltd.	178,400	2,104,649
	Warabeya Nichiyo Co., Ltd.	52,760	713,435
	Yaizu Suisankagaku Industry Co., Ltd.	42,100	424,941
#	Yaoko Co., Ltd.	70,900	1,810,974
#	Yomeishu Seizo Co., Ltd.	102,000	1,015,454
	Yonekyu Corp.	100,500	1,115,515
	Yuasa Funashoku Co., Ltd.	112,000	312,005
#	Yukiguni Maitake Co., Ltd.	77,180	271,390
	Yutaka Foods Corp.	6,000	78,989
Total Consumer Staples			144,995,025

Energy — (1.0%)
	AOC Holdings, Inc.	75,000	1,025,474
#	BP Castrol K.K.	69,800	234,529
# *	Fuji Kosan Co., Ltd.	264,000	280,203
	Itochu Enex Co., Ltd.	322,400	2,629,457
	Japan Oil Transportation Co., Ltd.	79,000	213,011
#	Kanto Natural Gas Development Co., Ltd.	192,000	1,225,642
#	Kyoei Tanker Co., Ltd.	115,000	373,593
	Mitsuuroko Co., Ltd.	234,200	1,578,341
#	Modec, Inc.	130,400	4,620,974
#	Nippon Gas Co., Ltd.	153,000	1,388,704
	Nippon Seiro Co., Ltd.	64,000	219,972
#	Sala Corp.	121,000	579,458
	San-Ai Oil Co., Ltd.	266,000	1,397,061
	Shinko Plantech Co., Ltd.	159,000	1,997,007
	Sinanen Co., Ltd.	266,000	1,356,483
#	Toa Oil Co., Ltd.	369,000	566,724
#	Toyo Kanetsu K.K.	478,000	1,206,351
Total Energy			20,892,984

Financials — (6.8%)
	Azel Corp.	214,000	607,219
#	Bank of the Ryukyus, Ltd.	125,080	2,374,453
#	Central Finance Co., Ltd.	341,000	1,561,642
	Century Leasing System, Inc.	186,200	2,787,073
#	Cosmo Securities Co., Ltd.	1,419,000	2,522,167
#	Credia Co., Ltd.	28,000	99,244
#	Daiko Clearing Services Corp.	51,000	484,907
#	Fukushima Bank, Ltd.	790,000	844,911
	Fuyo General Lease Co., Ltd.	108,000	3,942,260
#	Gro-BeLS Co., Ltd.	177,000	299,294
	Higashi-Nippon Bank, Ltd.	643,000	2,872,717
	Ichiyoshi Securities Co., Ltd.	165,000	2,593,210
	Keihanshin Real Estate Co., Ltd.	144,000	1,177,668
#	Kirayaka Holdings, Inc.	98,000	193,933
#	Kiyo Holdings, Inc.	2,247,000	3,553,007
#	Kobayashi Yoko Co., Ltd.	30,400	295,143
#	Kosei Securities Co., Ltd.	295,000	456,774
# *	Kyushu-Shinwa Holdings, Inc.	1,490,000	514,884
#	Marusan Securities Co., Ltd.	254,000	3,045,219
	Meiwa Estate Co., Ltd.	89,300	1,278,581
#	Mito Securities Co., Ltd.	260,000	1,202,099
	Mitsubishi UFJ Financial Group, Inc.	1	10,247
*	Mitsubishi UFJ Lease & Finance Co., Ltd.	69,000	3,306,246
	Miyazaki Bank, Ltd.	507,000	2,150,116
	Nisshin Fudosan Co., Ltd.	75,900	1,015,111
#	Odakyu Real Estate Co., Ltd.	146,000	594,079
	Osaka Securities Finance Co., Ltd.	54,000	194,586
#	Pocket Card Co., Ltd.	82,000	453,034
	Ricoh Leasing Co., Ltd.	107,900	2,519,021
#	Sankei Building Co., Ltd.	235,000	2,844,110
# *	Seven Seas Holdings Co., Ltd.	194,000	259,324
	Shikoku Bank, Ltd.	736,000	3,111,788
#	Shimizu Bank, Ltd.	32,900	1,439,453
	Shinki Co., Ltd.	217,500	448,997
	Shoei Co., Ltd.	34,848	915,375
#	Suruga Corp.	126,300	2,931,036
#	Tachihi Enterprise Co., Ltd.	42,650	1,955,270
	Takagi Securities Co., Ltd.	208,000	854,002
	The Aichi Bank, Ltd.	28,700	3,229,589
	The Akita Bank, Ltd.	701,000	3,455,486
	The Aomori Bank, Ltd.	627,000	2,459,151
	The Bank of Ikeda, Ltd.	55,000	2,552,926
	The Bank of Iwate, Ltd.	66,500	3,976,863
	The Bank of Okinawa, Ltd.	76,500	2,701,234
	The Bank of Saga, Ltd.	599,000	2,038,748
*	The Chiba Kogyo Bank, Ltd.	174,200	2,406,587
	The Chukyo Bank, Ltd.	751,000	2,279,167
	The Daisan Bank, Ltd.	637,000	2,017,977
	The Daito Bank, Ltd.	432,000	636,359
	The Ehime Bank, Ltd.	591,000	1,945,321
	The Eighteenth Bank, Ltd.	630,000	2,581,273
	The Fukui Bank, Ltd.	864,000	2,703,268

	The Hokuetsu Bank, Ltd.	898,000	2,393,872
	The Kagawa Bank, Ltd.	276,350	1,772,227
#	The Kanto Tsukuba Bank, Ltd.	193,900	1,719,531
	The Kita-Nippon Bank, Ltd.	30,506	1,359,534
	The Michinoku Bank, Ltd.	538,000	1,805,281
	The Minato Bank, Ltd.	1,470,000	3,563,577
	The Nagano Bank, Ltd.	322,000	1,103,895
	The Oita Bank, Ltd.	517,000	3,370,220
#	TOC Co., Ltd.	443,950	4,067,097
	Tochigi Bank, Ltd.	396,000	2,683,199
	Toho Bank, Ltd.	799,000	3,414,599
	Toho Real Estate Co., Ltd.	195,000	1,480,775
	Tohoku Bank, Ltd.	340,000	626,335
#	Tokushima Bank, Ltd.	274,200	1,860,499
	Tokyo Rakutenchi Co., Ltd.	227,000	1,043,551
#	Tokyo Theatres Co., Inc.	281,000	646,852
	Tokyu Community Corp.	49,400	1,488,689
#	Tokyu Livable, Inc.	132,300	3,204,279
	Tomato Bank, Ltd.	407,000	863,892
#	Tottori Bank, Ltd.	336,000	914,281
# *	Towa Bank, Ltd.	833,000	1,588,997
#	Towa Real Estate Development Co., Ltd.	371,000	1,489,322
	Toyo Securities Co., Ltd.	295,000	1,250,596
	Yamagata Bank, Ltd.	615,000	3,200,192
	Yuraku Real Estate Co., Ltd.	200,000	1,001,921
Total Financials			140,605,362

Health Care — (2.8%)
	Aloka Co., Ltd.	95,000	1,108,337
	As One Corp.	64,880	1,726,763
	ASKA Pharmaceutical Co., Ltd.	103,000	798,252
	Create Medic Co., Ltd.	28,000	275,715
	Eiken Chemical Co., Ltd.	73,000	583,378
	FALCO biosystems, Ltd.	35,200	270,835
#	Fuso Pharmaceutical Industries, Ltd.	330,000	912,843
	Hitachi Medical Corp.	138,000	1,413,643
#	Hogy Medical Co., Ltd.	56,000	2,409,666
	Iwaki & Co., Ltd.	55,000	122,802
# *	Japan Medical Dynamic Marketing, Inc.	44,900	109,523
#	Jeol, Ltd.	259,000	1,755,244
	JMS Co., Ltd.	129,000	395,320
	Kaken Pharmaceutical Co., Ltd.	389,000	2,988,879
	Kawamoto Corp.	4,000	18,172
	Kawanishi Holdings, Ltd.	7,400	91,872
	Kawasumi Laboratories, Inc.	45,000	275,749
	Kissei Pharmaceutical Co., Ltd.	196,000	3,557,412
#	Kyorin Co., Ltd.	203,000	2,824,408
	Miraca Holdings, Inc.	57,000	1,075,120
	Mochida Pharmaceutical Co., Ltd.	430,000	4,316,127
#	Nichii Gakkan Co.	124,500	1,917,669
	Nihon Kohden Corp.	159,000	2,926,902
#	Nikkiso Co., Ltd.	243,000	2,020,904

#	Nippon Chemiphar Co., Ltd.	119,000	478,736
	Nippon Shinyaku Co., Ltd.	243,000	2,010,648
#	Nipro Corp.	193,000	3,665,164
	Nissui Pharmaceutical Co., Ltd.	67,800	506,835
#	Paramount Bed Co., Ltd.	109,400	1,690,382
	Rion Co., Ltd.	5,000	31,401
#	Rohto Pharmaceutical Co., Ltd.	399,000	3,943,996
#	Seikagaku Corp.	203,900	2,361,413
#	SSP Co., Ltd.	436,000	2,237,164
	Torii Pharmaceutical Co., Ltd.	98,900	1,599,915
	Towa Pharmaceutical Co., Ltd.	57,800	2,287,798
	Vital-Net, Inc.	146,300	926,201
	Wakamoto Pharmaceutical Co., Ltd.	102,000	392,649
#	Zeria Pharmaceutical Co., Ltd.	163,000	1,431,779
Total Health Care			57,459,616

Industrials — (22.5%)
#	A&A Material Corp.	235,000	320,412
#	Advan Co., Ltd.	91,900	985,078
	ADVANEX, Inc.	121,000	220,216
	Aeon Delight Co., Ltd.	71,400	1,844,290
	Aica Kogyo Co., Ltd.	243,000	2,954,174
#	Aichi Corp.	267,800	3,398,628
	Aida Engineering, Ltd.	273,000	1,876,137
	Airport Facilities Co., Ltd.	190,970	1,454,320
	Airtech Japan, Ltd.	26,700	231,437
	Alps Logistics Co., Ltd.	53,900	738,179
# *	Altech Co., Ltd.	23,000	85,936
#	Altech Corp.	38,150	464,260
#	Amano Corp.	283,000	3,783,643
	Ando Corp.	264,000	484,025
	Anest Iwata Corp.	152,000	839,422
# *	Arai-Gumi, Ltd.	131,150	123,903
	ART Corp.	38,000	1,086,514
#	Asahi Diamond Industrial Co., Ltd.	251,000	1,770,055
	Asahi Kogyosha Co., Ltd.	101,000	351,756
	Asahi Pretec Corp.	122,050	3,333,992
#	Asanuma Corp.	234,000	407,732
	Asia Air Survey Co., Ltd.	32,000	94,327
#	Asunaro Aoki Construction Co., Ltd.	171,000	1,071,226
	Ataka Construction & Engineering Co., Ltd.	60,000	165,801
	Bando Chemical Industries, Ltd.	349,000	1,983,470
	Biken Techno Corp.	14,100	87,006
	Bunka Shutter Co., Ltd.	245,000	1,422,902
	Central Glass Co., Ltd.	617,000	3,589,384
	Central Security Patrols Co., Ltd.	45,800	427,337
#	Chudenko Corp.	220,000	3,910,105
#	Chugai Ro Co., Ltd.	335,000	1,137,198
#	Chuo Denki Kogyo Co., Ltd.	92,000	614,447
#	CKD Corp.	227,000	2,351,512
	Commuture Corp.	157,202	1,141,515
#	Cosel Co., Ltd.	147,100	2,448,659

	CTI Engineering Co., Ltd.	38,200	320,163
	Dai-Dan Co., Ltd.	160,000	962,443
	Daihen Corp.	471,000	2,975,485
	Daiho Corp.	202,000	357,412
#	Daiichi Chuo Kisen Kaisha	851,000	3,495,386
#	Dai-Ichi Jitsugyo Co., Ltd.	198,000	994,601
#	Daimei Telecom Engineering Corp.	143,000	1,480,350
#	Daiseki Co., Ltd.	140,712	2,759,357
# *	Daisue Construction Co., Ltd.	316,500	242,129
	Daiwa Industries, Ltd.	164,000	1,114,723
	Danto Holdings Corp.	92,000	299,800
#	DENSEIi-LAMBDA K.K.	70,084	918,930
	Denyo Co., Ltd.	93,000	890,011
	DMW Corp.	1,600	71,026
# *	Eneserve Corp.	82,100	301,316
	Enshu, Ltd.	188,000	448,260
#	Freesia Macross Corp.	1,355,000	455,887
#	Fudo Tetra Corp.	619,800	1,027,742
	Fuji Electric Engineering & Construction Co., Ltd.	41,000	57,998
# *	Fujisash Co., Ltd.	106,300	146,847
#	Fujita Corp.	115,010	360,399
	Fujitec Co., Ltd.	312,000	2,180,677
	Fukuda Corp.	136,000	499,343
	Fukusima Industries Corp.	30,500	298,827
#	Fukuyama Transporting Co., Ltd.	959,000	3,953,688
	Funai Consulting, Co., Ltd.	102,000	668,872
#	Furukawa Co., Ltd.	1,428,000	3,133,576
	Furusato Industries, Ltd.	52,000	731,031
	Futaba Corp.	163,800	3,323,270
#	Gecoss Corp.	116,700	677,301
#	GS Yuasa Corp.	1,282,000	2,815,633
#	Hakuyosha Co., Ltd.	88,000	255,383
# *	Haltec Corp.	62,000	78,102
#	Hamai Co., Ltd.	97,000	220,440
	Hanwa Co., Ltd.	745,000	3,613,276
#	Hazama Corp.	293,600	347,898
	Hibiya Engineering, Ltd.	133,000	995,585
#	Hisaka Works, Ltd.	41,000	646,266
	Hitachi Metals Techno, Ltd.	57,500	292,233
#	Hitachi Plant Technologies, Ltd.	681,570	4,137,403
	Hitachi Tool Engineering, Ltd.	96,500	1,304,994
	Hitachi Transport System, Ltd.	358,000	4,081,293
# *	Hitachi Zosen Corp.	2,701,000	4,684,505
	Hokuetsu Industries Co., Ltd.	96,000	323,622
	Hokuriku Electrical Construction Co., Ltd.	56,000	181,191
#	Hosokawa Micron Corp.	147,000	1,233,517
#	Howa Machinery, Ltd.	389,000	447,753
	IBJ Leasing Co., Ltd.	127,800	3,076,160
	Ichiken Co., Ltd.	105,000	251,887
#	Ichinen Co., Ltd.	56,000	364,261
#	Idec Corp.	135,500	2,016,688
#	Iino Kaiun Kaisha, Ltd.	355,000	4,551,577

	i-Logistics Corp.	91,000	240,557
#	Inaba Denki Sangyo Co., Ltd.	88,300	3,055,142
	Inabata and Co., Ltd.	226,000	1,652,628
# *	Inoue Kogyo Co., Ltd.	425,000	272,074
#	Inui Steamship Co., Ltd.	83,000	1,147,017
# *	Iseki & Co., Ltd.	779,000	1,428,906
# *	Ishikawa Seisakusho, Ltd.	154,000	151,966
*	Ishikawajima Construction Materials Co., Ltd.	43,000	74,806
	Ishikawajima Transport Machinery Co., Ltd.	73,000	323,465
	Itoki Crebio Corp.	179,000	1,335,028
	Iwasaki Electric Co., Ltd.	238,000	573,857
#	Iwatani International Corp.	870,000	2,494,842
# *	J Bridge Corp.	186,000	139,742
#	Jalux, Inc.	44,400	763,605
#	Jamco Corp.	82,000	758,258
	Japan Airport Terminal Co., Ltd.	305,700	5,204,274
# *	Japan Bridge Corp.	44,350	121,375
#	Japan Cash Machine Co., Ltd.	94,115	941,061
	Japan Foundation Engineering Co., Ltd.	95,600	312,540
#	Japan Kenzai Co., Ltd.	83,740	520,721
#	Japan Pulp & Paper Co., Ltd.	514,000	2,003,981
# *	Japan Servo Co., Ltd.	80,000	400,364
	Japan Steel Tower Co., Ltd.	44,000	245,169
#	Japan Transcity Corp.	236,000	1,101,207
	JFE Shoji Holdings, Inc.	813,000	5,273,161
	K.R.S. Corp.	39,200	486,411
#	Kamagai Gumi Co., Ltd.	470,800	889,144
	Kamei Corp.	121,000	834,347
	Kanaden Corp.	121,000	737,569
	Kanagawa Chuo Kotsu Co., Ltd.	196,000	884,742
	Kanamoto Co., Ltd.	114,000	1,146,624
	Kandenko Co., Ltd.	150,000	823,380
# *	Kanematsu Corp.	1,431,625	2,436,822
# *	Kanematsu-NNK Corp.	125,000	161,406
#	Katakura Industries Co., Ltd.	119,000	2,193,762
	Kato Works Co., Ltd.	190,000	1,053,922
# *	Kawada Industries, Inc.	158,000	264,634
*	Kawagishi Bridge Works Co., Ltd.	38,000	143,780
	Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	522,911
# *	Kimmon Manufacturing Co., Ltd.	180,000	235,215
# *	Kimura Chemical Plants Co., Ltd.	61,000	326,353
#	Kinki Sharyo Co., Ltd.	212,000	814,905
	Kinsho Corp.	91,000	280,385
	Kintetsu World Express, Inc.	120,000	4,294,504
	Kioritz Corp.	239,000	733,547
	Kitagawa Iron Works Co., Ltd.	344,000	715,257
#	Kitano Construction Corp.	237,000	487,298
	Kitazawa Sangyo Co., Ltd.	57,000	209,933
	Kitz Corp.	420,000	3,219,350
	Koike Sanso Kogyo Co., Ltd.	143,000	811,838
	Koito Industries, Ltd.	102,000	348,183
*	Kokusai Kogyo Co., Ltd.	114,000	461,445

#	Komai Tekko, Inc.	109,000	248,449
	Komatsu Wall Industry Co., Ltd.	33,700	515,183
	Kondotec, Inc.	40,500	321,260
	Kosaido Co., Ltd.	79,000	406,001
	Kuroda Electric Co., Ltd.	112,900	1,745,703
#	Kyodo Printing Co., Ltd.	311,000	1,054,723
#	Kyoei Sangyo Co., Ltd.	97,000	309,502
#	Kyokuto Boeki Kaisha, Ltd.	82,000	266,863
#	Kyokuto Kaihatsu Kogyo Co., Ltd.	150,400	1,223,467
	Kyosan Electric Manufacturing Co., Ltd.	218,000	928,227
	Kyowa Exeo Corp.	354,000	3,971,476
	Kyudenko Corp.	281,000	1,517,927
# *	Link Consulting Associates - Japan Corp.	24,300	37,510
# *	Lonseal Corp.	127,000	154,041
#	Maeda Corp.	641,000	2,833,804
	Maeda Road Construction Co., Ltd.	327,000	2,812,896
#	Maezawa Industries, Inc.	59,300	262,574
#	Maezawa Kaisei Industries Co., Ltd.	54,700	753,760
#	Makino Milling Machine Co., Ltd.	345,000	4,577,176
	Marubeni Construction Material Lease Co., Ltd.	78,000	143,495
	Maruka Machinery Co., Ltd.	28,100	330,477
	Maruwn Corp.	66,000	215,895
#	Maruyama Manufacturing Co., Inc.	150,000	318,459
	Maruzen Showa Unyu Co., Ltd.	335,000	1,117,755
#	Matsuda Sangyo Co., Ltd.	82,300	1,732,477
	Matsui Construction Co., Ltd.	98,600	440,101
# *	Matsuo Bridge Co., Ltd.	72,000	80,549
	Max Co., Ltd.	188,000	2,903,052
#	Meidensha Corp.	785,050	3,086,963
# *	Meiji Machine Co., Ltd.	213,000	133,341
#	Meiji Shipping Co., Ltd.	109,000	979,108
	Meisei Industrial Co., Ltd.	29,000	127,821
#	Meitec Corp.	138,800	3,992,196
	Meito Transportation Co., Ltd.	22,000	161,710
*	Meiwa Trading Co., Ltd.	119,000	332,887
	Mirai Group Co., Ltd.	100,000	102,079
	Mitani Corp.	54,000	595,342
#	Mitsubishi Cable Industries, Ltd.	736,000	1,144,718
#	Mitsubishi Kakoki Kaisha, Ltd.	243,000	1,038,046
#	Mitsubishi Pencil Co., Ltd.	121,500	1,837,164
	Mitsuboshi Belting, Ltd.	281,000	1,652,814
	Mitsui Matsushima Co., Ltd.	347,000	445,479
	Mitsui-Soko Co., Ltd.	487,000	2,982,693
	Mitsumura Printing Co., Ltd.	95,000	369,547
	Miura Co., Ltd.	148,600	4,166,166
	Miura Printing Corp.	19,000	47,144
# *	Miyaji Engineering Group	203,000	235,405
# *	Miyakoshi Corp.	38,200	643,431
# *	Mori Denki Mfg. Co., Ltd.	628,000	87,683
	Morita Corp.	163,000	867,839
	Moshi Moshi Hotline, Inc.	61,350	2,613,528
	Mystar Engineering Corp.	15,600	83,226

	NAC Co., Ltd.	28,900	315,397
#	Nachi-Fujikoshi Corp.	604,000	3,167,754
	Naikai Zosen Corp.	75,000	449,976
#	Nakano Corp.	103,000	274,803
	Narasaki Sangyo Co., Ltd.	68,000	104,375
	NEC Leasing, Ltd.	72,600	1,449,183
	NEC System Integration & Construction, Ltd.	172,100	1,983,724
	New Tachikawa Aircraft Co., Ltd.	10,100	226,217
	Nichias Corp.	435,000	4,309,211
	Nichiban Co., Ltd.	125,000	439,143
#	Nichiha Corp.	126,180	1,538,580
#	Nihon Spindle Manufacturing Co., Ltd.	115,000	346,076
	Nikko Co., Ltd.	127,000	352,889
#	Nippei Toyama Corp.	173,000	1,397,322
	Nippo Corp.	400,000	3,166,419
#	Nippon Carbon Co., Ltd.	387,000	1,595,677
*	Nippon Conveyor Co., Ltd.	168,000	156,361
	Nippon Densetsu Kogyo Co., Ltd.	225,000	1,418,823
	Nippon Denwa Shisetu Co., Ltd.	208,000	721,213
	Nippon Filcon Co., Ltd.	67,000	552,681
#	Nippon Hume Corp.	91,000	348,558
	Nippon Jogesuido Sekkei Co., Ltd.	289	282,092
#	Nippon Kanzai Co., Ltd.	71,000	1,867,516
	Nippon Koei Co., Ltd., Tokyo	279,000	798,364
	Nippon Konpo Unyu Soko Co., Ltd.	259,000	3,428,086
#	Nippon Parking Development Co., Ltd.	10,609	640,887
	Nippon Seisen Co., Ltd.	84,000	503,490
#	Nippon Sharyo, Ltd.	506,000	1,129,215
	Nippon Shindo Co., Ltd.	50,000	104,756
	Nippon Signal Co., Ltd.	205,000	1,337,270
	Nippon Steel Trading Co., Ltd.	399,000	1,169,086
	Nippon Thompson Co., Ltd.	252,000	2,104,538
	Nippon Tungsten Co., Ltd.	82,000	239,464
	Nippon Yusoki Co., Ltd.	141,000	793,804
#	Nishimatsu Construction Co., Ltd.	979,000	3,390,560
	Nishishiba Electric Co., Ltd.	73,000	138,517
#	Nissei Corp.	107,400	1,378,578
	Nissei Plastic Industrial Co., Ltd.	68,000	427,588
	Nissha Printing Co., Ltd.	33,000	806,145
	Nissin Corp.	351,000	1,169,696
#	Nissin Electric Co., Ltd.	370,000	1,381,971
	Nitchitsu Co., Ltd.	60,000	230,067
	Nitta Corp.	99,800	2,129,067
#	Nitto Boseki Co., Ltd.	870,000	3,631,553
#	Nitto Electric Works, Ltd.	154,800	2,124,535
	Nitto Kohki Co., Ltd.	78,300	1,656,169
	Nitto Seiko Co., Ltd.	143,000	977,274
# *	Nittoc Construction Co., Ltd.	156,000	156,326
	Noda Corp.	33,800	126,085
#	Nomura Co., Ltd.	210,000	1,083,861
#	Noritz Corp.	177,100	3,546,664
# *	Oak Capital Corp.	649,354	447,527

	Obayashi Road Corp.	106,000	190,048
	Odakyu Construction Co., Ltd.	63,500	171,841
*	Ohmori Co., Ltd.	95,400	20,465
	Oiles Corp.	101,952	2,195,399
	Okabe Co., Ltd.	192,000	972,513
#	Okamoto Machine Tool Works, Ltd.	164,000	667,579
	Okamura Corp.	389,000	3,847,177
#	Okano Valve Manufacturing Co.	43,000	276,202
#	Oki Electric Cable Co., Ltd.	117,000	264,423
	OKK Corp.	262,000	909,220
#	Okumura Corp.	789,000	3,925,205
#	O-M, Ltd.	107,000	764,257
#	Onoken Co., Ltd.	72,800	999,682
	Organo Corp.	199,000	3,067,432
#	Oriental Construction Co., Ltd.	65,900	203,810
	Original Engineering Consultants Co., Ltd.	9,000	28,198
#	Oyo Corp.	110,400	1,331,285
	P.S. Mitsubishi Construction Co., Ltd.	76,800	221,620
*	Pasco Corp.	242,500	400,707
#	Pasona, Inc.	1,438	2,728,198
	Patlite Corp.	64,880	541,114
# *	Penta-Ocean Construction Co., Ltd.	1,666,000	2,151,791
# *	PIA Corp.	29,500	432,656
#	Pilot Corp.	156	1,146,021
#	Pronexus, Inc.	137,000	1,210,471
#	Raito Kogyo Co., Ltd.	178,900	576,873
#	Rasa Industries, Ltd.	251,000	687,682
	Rheon Automatic Machinery Co., Ltd.	64,000	214,640
	Riken Electric Wire Co., Ltd.	39,000	63,771
	Ryobi, Ltd.	587,000	3,815,958
# *	Saeki Kensetsu Kogyo Co., Ltd.	211,000	198,141
*	Sailor Pen Co., Ltd.	127,000	148,015
	Sakai Heavy Industries, Ltd.	126,000	290,619
# *	Sakurada Co., Ltd.	225,000	79,753
# *	Sanix, Inc.	127,300	327,562
	Sanki Engineering Co., Ltd.	268,000	2,132,976
	Sanko Metal Industrial Co., Ltd.	118,000	227,453
#	Sankyo-Tateyama Holdings, Inc.	1,094,000	1,888,104
	Sanritsu Corp.	17,800	176,381
	Sanyo Denki Co., Ltd.	219,000	1,528,995
	Sanyo Engineering & Construction, Inc.	48,000	293,399
	Sanyo Industries, Ltd., Tokyo	102,000	282,683
#	Sasebo Heavy Industries Co., Ltd., Tokyo	538,000	2,766,840
# *	Sata Construction Co., Ltd.	234,000	213,351
#	Sato Corp.	107,200	1,956,160
	Sato Shoji Corp.	67,000	564,829
	Sawafuji Electric Co., Ltd.	48,000	120,104
	Secom Joshinetsu Co., Ltd.	34,800	763,599
#	Secom Techno Service Co., Ltd.	44,500	1,753,962
	Seibu Electric Industry Co., Ltd.	67,000	337,792
#	Seika Corp.	274,000	875,408
# *	Seikitokyu Kogyo Co., Ltd.	335,000	259,130

	Sekisui Jushi Co., Ltd.	166,000	1,281,112
	Senko Co., Ltd.	381,000	1,239,522
	Senshu Electric Co., Ltd.	37,300	833,098
#	Shibaura Mechatronics Corp.	163,000	1,019,994
	Shibusawa Warehouse Co., Ltd.	266,000	1,526,965
	Shibuya Kogyo Co., Ltd.	84,500	662,331
#	Shima Seiki Manufacturing Co., Ltd.	133,800	4,172,979
	Shin Nippon Air Technologies Co., Ltd.	87,280	634,555
#	Shin-Keisei Electric Railway Co., Ltd.	178,000	605,145
#	Shinko Electric Co., Ltd.	490,000	1,419,356
	Shin-Kobe Electric Machinery Co., Ltd.	178,000	834,924
#	Shinmaywa Industries, Ltd.	413,000	1,930,953
#	Shinnihon Corp.	215,900	1,110,256
	Shinsho Corp.	271,000	886,295
#	Shinwa Kaiun Kaisha, Ltd.	540,000	4,234,205
	Shiraishi Corp.	25,000	22,345
#	Sho-Bond Corp.	100,800	1,138,922
#	Shoko Co., Ltd.	324,000	514,137
#	Showa Aircraft Industry Co., Ltd.	114,000	1,584,746
#	Showa KDE Co., Ltd.	124,000	201,799
	Sintokogio, Ltd.	197,000	2,739,273
	Soda Nikka Co., Ltd.	67,000	262,635
	Sodick Co., Ltd.	175,000	1,309,551
	Space Co., Ltd.	75,320	615,429
	Subaru Enterprise Co., Ltd.	59,000	186,174
	Sugimoto & Co., Ltd.	35,000	548,683
# *	Sumitomo Coal Mining Co., Ltd.	772,500	768,221
	Sumitomo Densetsu Co., Ltd.	107,400	392,395
# *	Sumitomo Mitsui Construction Co., Ltd.	363,560	721,093
#	Sumitomo Precision Products Co., Ltd.	180,000	1,012,909
	Sumitomo Warehouse Co., Ltd.	130,000	947,562
	Sun Wave Corp.	155,000	407,953
#	Suzuki Metal Industry Co., Ltd.	71,000	190,804
#	SWCC Showa Holdings Co., Ltd.	853,000	1,213,608
	Taihei Dengyo Kaisha, Ltd.	155,000	1,128,445
	Taihei Kogyo Co., Ltd.	249,000	1,318,736
# *	Taiheiyo Kaiun Co., Ltd.	167,000	309,467
# *	Taiheiyo Kouhatsu, Inc.	198,000	193,816
#	Taiho Kogyo Co., Ltd.	97,700	1,310,998
#	Taikisha, Ltd.	129,000	1,714,661
	Taisei Rotec Corp.	271,000	490,192
#	Takada Kiko Co., Ltd.	48,000	192,945
	Takano Co., Ltd.	47,000	492,751
#	Takaoka Electric Manufacturing Co., Ltd.	361,000	620,116
	Takara Printing Co., Ltd.	39,055	360,625
#	Takara Standard Co., Ltd.	529,000	3,021,620
	Takasago Thermal Engineering Co., Ltd.	289,000	2,522,071
#	Takashima & Co., Ltd.	137,000	269,458
	Takigami Steel Construction Co., Ltd.	50,000	212,881
	Takisawa Machine Tool Co., Ltd.	191,000	456,830
#	Takuma Co., Ltd.	294,000	1,828,063
	Tanseisha Co., Ltd.	74,000	306,231

	Tatsuta Electric Wire & Cable Co., Ltd.	220,000	612,252
#	TCM Corp.	339,000	1,074,723
	Techno Associe Co., Ltd.	59,900	685,001
	Techno Ryowa, Ltd.	66,600	494,936
	Teikoku Electric Manufacturing Co., Ltd.	27,300	614,601
# *	Tekken Corp.	478,000	602,830
	Teraoka Seisakusho Co., Ltd.	55,000	372,533
#	The Keihin Co., Ltd.	204,000	384,704
	The Kodensha Co., Ltd.	25,000	70,314
	The Nippon Road Co., Ltd.	299,000	532,448
	The Yasuda Warehouse Co., Ltd.	100,900	1,049,790
*	Toa Corp.	723,000	885,987
#	Toa Doro Kogyo Co., Ltd.	155,000	271,901
# *	Tobishima Corp.	1,231,500	718,404
#	Tocalo Co., Ltd.	53,000	1,117,936
	Todentu Corp.	121,000	363,324
	Toenec Corp.	302,000	1,297,915
	Tokai Lease Co., Ltd.	86,000	166,167
	Tokimec, Inc.	272,000	631,423
	Toko Electric Corp.	88,000	303,003
	Tokyo Biso Kogyo Corp.	19,000	129,657
	Tokyo Energy & Systems, Inc.	129,000	968,150
#	Tokyo Kikai Seisakusho, Ltd.	312,000	994,005
	Tokyo Leasing Co., Ltd.	223,800	3,357,606
	Tokyo Sangyo Co., Ltd.	78,000	269,690
#	Tokyu Construction Co., Ltd.	366,290	2,146,936
	Toli Corp.	203,000	530,542
#	Tomoe Corp.	115,500	367,509
#	Tonami Transportation Co., Ltd.	340,000	968,132
#	Tori Holdings Co., Ltd.	2,969,000	682,866
#	Torishima Pump Manufacturing Co., Ltd.	105,000	1,233,744
#	Toshiba Plant Kensetsu Co., Ltd.	337,000	2,479,691
#	Tosho Printing Co., Ltd.	249,000	786,049
#	Totetsu Kogyo Co., Ltd.	125,000	795,135
# *	Toyo Construction Co., Ltd.	919,000	1,018,885
#	Toyo Electric Co., Ltd.	143,000	519,301
#	Toyo Engineering Corp.	651,000	4,024,504
#	Toyo Machinery & Metal Co., Ltd.	61,000	340,327
	Toyo Shutter Co., Ltd.	11,800	155,474
#	Toyo Wharf & Warehouse Co., Ltd.	249,000	505,534
#	Trusco Nakayama Corp.	114,100	2,236,964
	Tsubakimoto Chain Co.	609,000	4,181,058
	Tsubakimoto Kogyo Co., Ltd.	97,000	341,215
#	Tsudakoma Corp.	204,000	657,951
#	Tsugami Corp.	272,000	1,234,478
#	Tsukishima Kikai Co., Ltd.	152,000	1,207,389
	Tsurumi Manufacturing Co., Ltd.	96,000	932,182
	Tsuzuki Denki Co., Ltd.	75,000	246,719
	TTK Co., Ltd.	62,000	359,729
	Uchida Yoko Co., Ltd.	175,000	813,437
	Ueki Corp.	47,000	75,049
#	Union Tool Co.	79,000	2,975,747

#	Utoc Corp.	88,000	474,511
# *	Venture Link Co., Ltd.	405,500	752,621
*	Wakachiku Construction Co., Ltd.	395,000	445,550
	Wavelock Holdings Co., Ltd.	31,500	157,535
	Weathernews, Inc.	20,000	88,882
	Yahagi Construction Co., Ltd.	154,000	633,448
	Yamato Corp.	82,000	281,734
	Yamaura Corp.	40,500	107,663
	Yamazen Co., Ltd.	315,000	2,165,112
#	Yokogawa Bridge Corp.	142,400	778,163
	Yondenko Corp.	136,800	681,672
	Yuasa Trading Co., Ltd.	751,000	1,310,393
#	Yuken Kogyo Co., Ltd.	156,000	577,718
	Yurtec Corp.	285,000	1,493,964
	Yushin Precision Equipment Co., Ltd.	49,940	860,869
Total Industrials			462,510,204

Information Technology — (9.2%)
	Aichi Tokei Denki Co., Ltd.	113,000	301,466
	Aiphone Co., Ltd.	72,800	1,165,764
# *	Allied Telesis Holdings K.K.	279,600	156,415
#	Alpha Systems, Inc.	43,500	1,109,262
#	Anritsu Corp.	431,000	1,840,994
	AOI Electronics Co., Ltd.	38,400	656,070
*	Apic Yamada Corp.	36,000	182,998
#	Argo 21 Corp.	35,200	403,980
#	Arisawa Manufacturing Co., Ltd.	139,400	1,224,972
#	CAC Corp.	70,900	590,551
	Canon Electronics, Inc.	70,000	2,156,046
#	Canon Finetech, Inc.	151,070	2,489,334
#	Capcom Co., Ltd.	212,200	3,993,764
	Chino Corp.	143,000	482,009
#	CMK Corp.	216,000	2,231,419
	Computer Engineering & Consulting, Ltd.	57,100	621,261
	Core Corp.	45,700	352,740
	Cresco, Ltd.	11,600	107,554
	Daiko Denshi Tsushin, Ltd.	23,000	49,082
#	Daiwabo Information System Co., Ltd.	62,000	785,125
#	Denki Kogyo Co., Ltd.	243,000	2,008,572
	DKK TOA Corp.	31,000	92,990
	DTS Corp.	43,600	1,319,735
#	eAccess, Ltd.	4,747	3,080,414
	Eizo Nanao Corp.	77,600	2,422,702
*	Elna Co., Ltd.	97,000	158,006
#	Enplas Corp.	67,800	931,848
	Epson Toyocom Corp.	437,000	2,904,476
	ESPEC Corp.	82,000	1,153,446
# *	FDK Corp.	386,000	552,879
	Fuji Soft, Inc.	127,000	2,966,910
*	Fujitsu Access, Ltd.	82,300	478,848
# *	Fujitsu Component, Ltd.	177	244,048
	Fujitsu Devices, Inc.	78,000	1,429,226

#	Fujitsu Fronttec, Ltd.	75,000	645,434
	Fuso Dentsu Co., Ltd.	16,000	78,009
#	Future System Consulting Corp.	1,504	1,025,710
#	GMO Internet, Inc.	228,500	1,523,518
	Hakuto Co., Ltd.	82,500	1,249,791
	Hitachi Business Solution Co., Ltd.	43,200	254,272
	Hitachi Information Systems, Ltd.	150,600	3,345,604
	Hitachi Kokusai Electric, Inc.	319,000	3,817,677
	Hitachi Maxell, Ltd.	93,000	1,103,348
	Hitachi Software Engineering Co., Ltd.	194,800	4,442,977
	Hitachi Systems & Services, Ltd.	86,000	1,858,660
#	Hochiki Corp.	88,000	494,054
#	Hokuriku Electric Industry Co., Ltd.	286,000	664,662
	Horiba, Ltd.	50,000	2,024,350
	Hosiden Corp.	246,600	3,003,692
	Icom, Inc.	51,000	1,395,630
# *	Ikegami Tsushinki Co., Ltd.	174,000	269,852
#	Ines Corp.	166,300	1,161,501
	I-Net Corp.	47,800	335,174
#	Information Services International-Dentsu, Ltd.	101,000	1,103,641
	INTEC Holdings, Ltd.	180,128	2,642,675
	Invoice, Inc.	39,523	1,867,199
#	Ishii Hyoki Co., Ltd.	24,300	450,718
# *	Iwatsu Electric Co., Ltd.	311,000	448,468
#	Japan Aviation Electronics Industry, Ltd.	316,000	3,953,718
	Japan Business Computer Co., Ltd.	76,900	719,072
	Japan Digital Laboratory Co., Ltd.	116,500	1,534,081
	Japan Radio Co., Ltd.	446,000	1,629,221
#	Jastec Co., Ltd.	63,000	657,771
	JBIS Holdings, Inc.	52,600	243,314
	JIEC Co., Ltd.	199	186,587
#	Kaga Electronics Co., Ltd.	96,300	1,763,734
	Kanematsu Electronics, Ltd.	85,300	624,924
# *	Kasuga Electric Works, Ltd.	44,000	36,088
	Kawatetsu Systems, Inc.	174	178,870
	Koa Corp.	147,400	1,851,299
#	Koei Co., Ltd.	244,400	4,040,496
# *	Kubotek Corp.	285	79,088
	Kyoden Co., Ltd.	160,000	486,326
	Kyowa Electronic Instruments Co., Ltd.	52,000	149,067
	Macnica, Inc.	62,500	1,576,053
	Marubeni Infotec Corp.	21,000	41,316
	Marubun Corp.	98,700	1,226,828
	Maruwa Co., Ltd.	34,000	720,153
#	Maspro Denkoh Corp.	62,600	501,342
#	Megachips Corp.	89,600	1,501,306
*	Meisei Electric Co., Ltd.	318,000	250,406
#	Melco Holdings, Inc.	9,000	201,784
#	Mimasu Semiconductor Industry Co., Ltd.	107,581	2,061,616
#	Miroku Jyoho Service Co., Ltd.	107,000	281,269
#	Mitsui High-Tec, Inc.	138,300	1,943,513
#	Mitsui Knowledge Industry Co., Ltd.	3,090	757,682

	Moritex Corp.	35,100	178,581
*	Mutoh Holdings Co., Ltd.	164,000	383,883
# *	Nagano Japan Radio Co., Ltd.	85,000	138,919
	Nakayo Telecommunications, Inc.	49,000	159,022
	NEC Fielding, Ltd.	194,800	2,314,044
	NEC Mobiling, Ltd.	50,900	905,862
# *	NEC Tokin Corp.	392,000	1,491,200
#	Net One Systems Co., Ltd.	1,869	1,894,581
# *	Netmarks, Inc.	523	341,108
#	New Japan Radio Co., Ltd.	112,000	648,317
	Nichicon Corp.	272,300	4,032,073
#	Nihon Dempa Kogyo Co., Ltd.	72,400	3,615,988
	Nihon Inter Electronics Corp.	94,700	458,993
	Nippon Avionics Co., Ltd.	83,000	328,796
	Nippon Ceramic Co., Ltd.	89,000	1,210,935
	Nippon Chemi-Con Corp.	443,000	3,961,650
	Nippon Systemware Co., Ltd.	30,000	150,327
#	Nissho Electronics Corp.	81,600	616,387
#	Niws Co. HQ, Ltd.	2,400	511,468
#	Nohmi Bosai, Ltd.	191,000	1,140,052
	NSD Co., Ltd.	178,600	2,716,895
	Okaya Electric Industries Co., Ltd.	62,000	353,089
	Ono Sokki Co., Ltd.	105,000	772,857
	Origin Electric Co., Ltd.	107,000	669,109
#	Osaki Electric Co., Ltd.	131,000	994,907
	PCA Corp.	17,500	215,864
# *	Pixela Corp.	33,000	170,689
*	Pulstec Industrial Co., Ltd.	21,200	41,001
	Ricoh Elemex Corp.	75,000	534,842
	Rikei Corp.	22,500	54,511
	Riken Keiki Co., Ltd.	71,400	554,043
#	Roland DG Corp.	61,400	2,553,869
	Ryoden Trading Co., Ltd.	155,000	1,178,631
	Ryosan Co., Ltd.	128,300	3,138,278
	Ryoyo Electro Corp.	110,900	1,472,805
	Sanken Electric Co., Ltd.	190,000	1,829,286
	Sanko Co., Ltd.	22,000	101,606
	Sanshin Electronics Co., Ltd.	106,000	1,360,557
#	Satori Electric Co., Ltd.	57,880	906,627
	Sekonic Corp.	36,000	93,522
	Shindengen Electric Manufacturing Co., Ltd.	304,000	1,401,954
	Shinkawa, Ltd.	70,200	1,496,910
	Shinko Shoji Co., Ltd.	78,000	1,648,579
	Shizuki Electric Co., Inc.	88,000	271,649
#	Siix Corp.	38,700	650,551
	SMK Corp.	272,000	1,668,769
	Sokkisha Co., Ltd.	107,000	427,395
#	Sorun Corp.	95,100	724,467
*	SPC Electronics Corp.	48,200	119,012
	SRA Holdings	51,000	763,153
	Star Micronics Co., Ltd.	177,400	4,118,285
#	Sumida Corp.	63,549	988,126

	Sumisho Computer Systems Corp.	172,700	3,370,139
#	SUNX, Ltd.	109,500	829,570
	Tachibana Eletech Co., Ltd.	64,100	623,708
	Tamura Corp.	244,000	1,116,984
	Tamura Taiko Holdings, Inc.	194,000	550,561
# *	Teac Corp.	648,000	640,102
	Teikoku Tsushin Kogyo Co., Ltd.	176,000	808,887
	TIS, Inc.	153,200	3,485,233
	TKC Corp.	103,300	1,762,879
# *	Toko, Inc.	309,000	742,865
#	Tokyo Denpa Co., Ltd.	24,900	303,968
	Tokyo Electron Device, Ltd.	321	574,443
#	Tomen Electronics Corp.	51,900	777,022
#	Tose Co., Ltd.	23,100	268,646
#	Totoku Electric Co., Ltd., Tokyo	129,000	227,405
	Toukei Computer Co., Ltd.	28,410	353,853
#	Towa Corp.	74,800	536,801
# *	Towa Meccs Corp.	127,000	66,925
#	Toyo Corp.	113,600	1,574,238
#	Trans Cosmos, Inc.	167,900	2,858,006
	Trinity Industrial Corp.	56,000	454,343
	Tsuzuki Densan Co., Ltd.	22,500	101,593
	Uniden Corp.	221,000	1,718,339
*	Union Holdings Co., Ltd.	105,000	179,873
	Yamaichi Electronics Co., Ltd.	64,400	480,985
	Yaskawa Information Systems Corp.	40,000	156,578
#	Ye Data, Inc.	43,000	116,646
#	Yokowo Co., Ltd.	64,200	562,161
	Zuken, Inc.	97,700	929,165
Total Information Technology			189,694,388

Materials — (8.5%)
	Achilles Corp.	688,000	1,194,874
	Adeka Corp.	359,000	3,869,676
	Agro-Kanesho Co., Ltd.	7,000	47,711
#	Aichi Steel Corp.	191,000	1,103,618
	Arakawa Chemical Industries, Ltd.	64,600	771,516
	Aronkasei Co., Ltd.	107,000	479,604
	Asahi Organic Chemicals Industry Co., Ltd.	343,000	1,260,614
	Chuetsu Pulp and Paper Co., Ltd.	405,000	868,787
	Chugai Mining Co., Ltd.	729,000	563,950
#	Chugoku Marine Paints, Ltd.	238,000	2,722,756
#	Chugokukogyo Co., Ltd.	105,000	169,181
*	Co-Op Chemical Co., Ltd.	163,000	205,012
#	Dai Nippon Toryo, Ltd.	458,000	750,124
	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	386,266
	Dai-ichi Kogyo Seiyaku Co., Ltd.	121,000	321,038
	Daiken Corp.	450,000	1,411,483
#	Daiki Aluminium Industry Co., Ltd.	148,000	889,182
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	320,000	1,648,338
#	Daio Paper Corp.	446,000	3,254,511

#	Daiso Co., Ltd.	383,000	1,263,032
	DC Co., Ltd.	117,000	620,406
	Dijet Industrial Co., Ltd.	81,000	183,254
	Dynapac Co., Ltd.	25,000	82,434
#	FP Corp.	74,600	2,144,014
	Fujikura Kasei Co., Ltd.	90,000	888,496
	Fumakilla, Ltd.	59,000	170,014
	Geostar Corp.	43,000	81,695
	Godo Steel, Ltd.	537,000	2,461,690
#	Gun-Ei Chemical Industry Co., Ltd.	285,000	724,641
	Harima Chemicals, Inc.	80,000	496,348
	Hodogaya Chemical Co., Ltd.	261,000	811,534
	Hokkan Holdings, Ltd.	215,000	711,432
	Hokko Chemical Industry Co., Ltd.	90,000	315,828
	Hokuetsu Paper Mills, Ltd.	658,000	3,442,755
#	Hokushin Co., Ltd.	64,000	120,439
	Honshu Chemical Industry Co., Ltd.	35,000	258,785
	Ihara Chemical Industry Co., Ltd.	155,000	452,031
#	ISE Chemicals Corp.	81,000	1,200,813
*	Ishihara Sangyo Kaisha, Ltd.	1,289,500	2,458,936
#	Ishii Iron Works Co., Ltd.	110,000	236,324
	Japan Carlit Co., Ltd.	59,800	370,891
	JSP Corp.	109,600	1,393,346
#	Kanto Denka Kogyo Co., Ltd.	183,000	808,160
	Kasei (C.I.) Co., Ltd.	119,000	370,061
#	Katakura Chikkarin Co., Ltd.	43,000	120,742
	Kawasaki Kasei Chemicals, Ltd.	121,000	190,043
# *	Kishu Paper Co., Ltd.	267,000	472,214
	Koatsu Gas Kogyo Co., Ltd.	194,000	1,190,284
#	Kohsoku Corp.	64,500	360,135
	Konishi Co., Ltd.	62,700	624,236
	Kumiai Chemical Industry Co., Ltd.	263,000	607,248
	Kureha Corp.	660,000	3,234,751
#	Kurimoto, Ltd.	458,000	1,126,448
#	Kurosaki Harima Corp.	277,000	1,125,287
#	MEC Co., Ltd.	62,800	515,414
	Mesco, Inc.	30,000	164,022
#	Mitsubishi Paper Mills, Ltd.	1,124,000	2,397,409
	Mitsubishi Shindoh Co., Ltd.	179,000	546,397
#	Mitsubishi Steel Manufacturing Co., Ltd.	537,000	2,422,876
# *	Mitsui Mining Co., Ltd.	793,500	1,349,544
	Mory Industries, Inc.	135,000	647,908
#	Nakabayashi Co., Ltd.	185,000	365,487
	Nakayama Steel Works, Ltd.	454,000	1,534,722
#	Neturen Co., Ltd., Tokyo	158,000	1,643,979
#	Nichia Steel Works, Ltd.	179,900	774,561
#	Nichireki Co., Ltd.	96,000	356,840
	Nifco, Inc.	171,000	3,976,504
	Nihon Kagaku Sangyo Co., Ltd.	81,000	626,183
	Nihon Matai Co., Ltd.	111,000	231,069
#	Nihon Nohyaku Co., Ltd.	224,000	1,196,315
	Nihon Parkerizing Co., Ltd.	235,000	3,879,793

	Nihon Seiko Co., Ltd.	18,000	54,090
# *	Nippon Carbide Industries Co., Inc.	201,000	395,180
	Nippon Chemical Industrial Co., Ltd.	288,000	790,395
#	Nippon Chutetsukan K.K.	97,000	175,451
*	Nippon Chuzo K.K.	99,000	195,247
#	Nippon Concrete Industries Co., Ltd.	157,000	392,761
#	Nippon Denko Co., Ltd.	382,000	2,330,445
	Nippon Fine Chemical Co., Ltd.	82,000	586,650
	Nippon Foil Mfg., Co., Ltd.	51,000	82,490
#	Nippon Kasei Chemical Co., Ltd.	364,000	638,010
#	Nippon Kinzoku Co., Ltd.	200,000	810,979
#	Nippon Koshuha Steel Co., Ltd.	449,000	885,324
#	Nippon Metal Industry Co., Ltd.	608,000	2,952,345
#	Nippon Paint Co., Ltd.	798,000	4,259,956
	Nippon Pigment Co., Ltd.	43,000	169,066
	Nippon Pillar Packing Co., Ltd.	76,000	743,285
	Nippon Soda Co., Ltd.	519,000	2,002,063
#	Nippon Valqua Industries, Ltd.	321,000	1,127,936
	Nippon Yakin Kogyo Co., Ltd.	406,000	4,864,976
	Nittetsu Mining Co., Ltd.	288,000	2,311,241
	Nitto FC Co., Ltd.	72,000	401,792
	NOF Corp.	719,000	3,419,008
#	Okamoto Industries, Inc.	412,000	1,456,540
#	Okura Industrial Co., Ltd.	216,000	749,636
	Osaka Organic Chemical Industry, Ltd.	67,700	377,949
	Osaka Steel Co., Ltd.	151,000	2,627,371
	Riken Technos Corp.	202,000	666,559
#	S Science Co., Ltd.	3,265,000	565,130
#	S.T. Chemical Co., Ltd.	102,700	1,255,914
	Sakai Chemical Industry Co., Ltd.	364,000	2,587,659
	Sakata INX Corp.	219,000	1,155,202
#	Sanyo Chemical Industries, Ltd.	410,000	2,677,096
	Sanyo Special Steel Co., Ltd.	582,000	3,606,653
	Sekisui Plastics Co., Ltd.	352,000	1,158,937
	Shikoku Chemicals Corp.	207,000	1,211,963
	Shinagawa Refractories Co., Ltd.	229,000	979,980
#	Shin-Etsu Polymer Co., Ltd.	286,100	3,656,942
	Shinko Wire Co., Ltd.	157,000	259,411
	Showa Tansan Co., Ltd.	49,000	165,354
	Somar Corp.	43,000	160,623
#	Stella Chemifa Corp.	43,200	1,258,760
#	Sumitomo Light Metal Industries, Ltd.	1,282,000	2,970,035
	Sumitomo Osaka Cement Co., Ltd.	215,000	633,150
	Sumitomo Pipe & Tube Co., Ltd.	100,000	735,515
	Sumitomo Seika Chemicals Co., Ltd.	244,000	1,269,827
#	Taisei Lamick Co., Ltd.	18,900	450,400
	Takasago International Corp.	348,000	1,899,185
	Takiron Co., Ltd.	249,000	831,612
	Tayca Corp.	154,000	443,576
	The Nippon Synthetic Chemical Industry Co., Ltd.	326,000	1,429,148
#	The Pack Corp.	67,900	1,336,275
# *	Titan Kogyo Kabushiki Kaisha	59,000	87,297

	Toagosei Co., Ltd.	921,000	3,504,193
	Toda Kogyo Corp.	146,000	603,703
	Tohcello Co., Ltd.	119,000	1,314,611
# *	Toho Rayon Co., Ltd.	495,000	3,016,363
#	Toho Zinc Co., Ltd.	436,000	4,056,247
*	Tohpe Corp.	36,000	43,450
# *	Tokushu Tokai Holdings Co., Ltd.	460,580	1,184,565
	Tokyo Ohka Kogyo Co., Ltd.	26,800	567,364
	Tokyo Rope Manufacturing Co., Ltd.	572,000	1,014,821
	Tokyo Tekko Co., Ltd.	152,000	938,035
	Tomoegawa Paper Co., Ltd.	125,000	355,326
	Tomoku Co., Ltd.	302,000	648,794
	Topy Industries, Ltd.	768,000	2,755,035
	Toyo Ink Manufacturing Co., Ltd.	110,000	425,574
	Toyo Kohan Co., Ltd.	335,000	1,310,954
	TYK Corp.	145,000	366,868
#	Ube Material Industries, Ltd.	282,000	915,567
	Wood One Co., Ltd.	173,000	1,294,439
	Yamamura Glass Co., Ltd.	369,000	943,305
	Yodogawa Steel Works, Ltd.	657,000	3,828,968
	Yuki Gosei Kogyo Co., Ltd.	49,000	139,467
#	Yushiro Chemical Industry Co., Ltd.	53,000	1,007,157
Total Materials			174,153,206

Other — (0.0%)
*	Fujii & Co., Ltd.	44,000	362
*	Gajoen Kanko	37,000	—
*	Kakuei (L.) Corp.	100,000	822
*	Maruishi Holdings Co., Ltd.	214,000	1,758
*	New Real Property KK	43,900	—
*	Nichiboshin, Ltd.	1,190	978
Total Other			3,920

Utilities — (0.5%)
#	Hokkaido Gas Co., Ltd.	215,000	539,096
	Hokuriku Gas Co., Ltd.	99,000	290,073
	Okinawa Electric Power Co., Ltd.	61,171	3,598,095
#	Saibu Gas Co., Ltd.	1,331,000	3,005,031
	Shizuoka Gas Co., Ltd.	265,000	1,588,861
	Tokai Corp.	265,000	888,254
Total Utilities			9,909,410
TOTAL COMMON STOCKS			1,532,513,202

RIGHTS/WARRANTS — (0.0%)
*	Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $1,065,000 FHLMC 6.584%(r), 03/01/37, valued at $1,073,042) to be repurchased at $1,056,152	$1,056	1,056,000

SECURITIES LENDING COLLATERAL — (25.4%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $67,864,184 FHLMC 5.500%, 09/01/31 & 5.8039%(r), 05/01/37 & FNMA, rates ranging from 4.377%(r) to 5.918%(r), maturities ranging from 11/01/20 to 05/01/37, valued at $68,457,703) to be repurchased at $67,125,065	67,115	67,115,166
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $185,881,711 FHLMC 6.500%, 12/01/36, valued at $168,204,051) to be repurchased at $164,930,256	164,906	164,905,932
@ Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $459,370,098 FHLMC, rates ranging from 4.000% to 6.000%, maturities ranging from 09/01/18 to 05/01/37 & FNMA, rates ranging from 5.500% to 8.000%, maturities ranging from 06/01/08 to 12/01/36, valued at $296,822,703) to be repurchased at $291,042,761	291,000	291,000,000

TOTAL SECURITIES LENDING COLLATERAL		523,021,098

TOTAL INVESTMENTS — (100.0%) (Cost $2,033,496,398)		$2,056,590,300

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

		Shares	Value††

AUSTRALIA — (38.3%)
COMMON STOCKS — (38.2%)
	A.I., Ltd.	519,249	$111,822
#	ABB Grain, Ltd.	607,032	4,426,401
*	Acclaim Exploration NL	435,905	17,047
*	Adacel Technologies, Ltd.	113,249	75,577
*	Adamus Resources, Ltd.	284,933	143,936
	ADCorp Australia, Ltd.	229,411	59,737
#	Adelaide Bank, Ltd.	443,609	5,513,750
	Adelaide Brighton, Ltd.	2,191,287	6,647,777
*	Admiralty Resources NL	2,558,090	456,574
	Adtrans Group, Ltd.	32,047	108,748
*	Advanced Magnesium, Ltd.	16,619	4,129
	Aevum, Ltd.	387,674	998,052
*	AFT Corp., Ltd.	495,284	2,051
*	Agenix, Ltd.	417,478	38,068
# *	Aim Resources, Ltd.	3,007,455	880,773
*	Ainsworth Game Technology, Ltd.	393,653	143,000
*	AJ Lucas Group, Ltd.	214,698	265,737
# *	Alchemia, Ltd.	565,630	490,777
#	Alesco Corp., Ltd.	298,850	3,713,514
*	Alkane Exploration, Ltd.	782,100	234,291
# *	Allegiance Mining NL	2,701,235	2,175,078
# *	Alliance Resources, Ltd.	1,027,029	1,731,236
*	Allied Medical, Ltd.	11,746	—
	Altium, Ltd.	162,100	169,368
# *	Amadeus Energy, Ltd.	737,757	520,242
	Amalgamated Holdings, Ltd.	369,347	1,940,351
	Amcom Telecommunications, Ltd.	596,711	111,314
	Ammtec, Ltd.	8,165	27,843
*	Anadis, Ltd.	136,900	19,838
*	Andean Resources, Ltd.	1,221,917	698,699
*	Anglo Australian Resources NL	1,799,335	124,718
	Ansell, Ltd.	602,086	6,123,792
*	Antares Energy, Ltd.	627,352	463,765
*	Anzon Australia, Ltd.	367,321	387,223
	AP Eagers, Ltd.	33,899	396,246
#	APA Group	1,794,627	6,475,740
# *	Aquila Resources, Ltd.	122,088	520,093
	ARB Corporation, Ltd.	267,440	1,019,550
# *	ARC Energy, Ltd.	945,512	1,204,421
	Ariadne Australia, Ltd.	291,838	157,186
# *	Arrow Energy NL	2,258,440	4,908,388
	ASG Group, Ltd.	31,291	34,152
*	Asian Pacific, Ltd.	454,331	59,807
#	Aspen Group, Ltd.	969,513	1,888,394
	Astron, Ltd.	75,215	173,288
	Atlas Group Holding, Ltd.	416,827	319,130
	Atlas South Sea Pearl, Ltd.	82,585	33,129

*	Aurora Oil & Gas, Ltd.	574,181	247,445
	Ausdrill, Ltd.	533,077	1,151,617
	Ausmelt, Ltd.	44,782	42,554
	Auspine, Ltd.	210,501	1,104,035
	Ausron, Ltd.	60,281	2,054
	Austal, Ltd.	791,629	2,460,629
*	Austar United Communications, Ltd.	5,107,520	7,070,454
#	Austereo Group, Ltd.	1,574,384	2,573,762
*	Austin Group, Ltd.	70,265	10,499
*	Austpac Resources NL	2,298,702	228,544
#	Australand Property Group	833,886	1,640,073
#	Australian Agricultural Co., Ltd.	1,043,457	2,246,514
#	Australian Infrastructure Fund	1,574,073	3,886,746
#	Australian Pharmaceutical Industries, Ltd.	1,073,604	2,110,355
# *	Australian Worldwide Exploration, Ltd.	1,825,281	5,050,343
*	Auto Group, Ltd.	41,309	6,157
# *	Autron Corporation, Ltd.	989,247	68,996
	Avatar Industries, Ltd.	195,019	258,759
*	Avexa, Ltd.	167,778	84,992
#	AVJennings Homes, Ltd.	891,113	927,192
#	AWB, Ltd.	1,431,329	4,477,647
*	Babcock & Brown Environmental Investments, Ltd.	534,224	377,489
*	Ballarat South Gold, Ltd.	1,996	14,915
#	Bank of Queensland, Ltd.	456,004	7,140,306
	Beach Petroleum, Ltd.	3,615,242	4,186,202
*	Beaconsfield Gold NL	89,078	22,128
# *	Bemax Resources, Ltd.	2,836,157	540,500
#	Bendigo Bank, Ltd.	388,119	5,367,578
# *	Bendigo Mining NL	2,080,818	605,197
	Beyond International, Ltd.	61,256	48,694
# *	Biota Holdings, Ltd.	757,558	1,106,411
	Blackmores, Ltd.	66,470	1,237,346
*	Blina Diamonds, Ltd.	15,073	4,793
*	BMA Gold, Ltd.	710,924	61,811
# *	Bolnisi Gold NL	1,170,501	2,801,515
#	Boom Logistics, Ltd.	714,055	2,176,752
# *	Boulder Steel, Ltd.	1,627,627	556,451
*	BQT Solutions, Ltd.	659,898	84,982
#	Bradken, Ltd.	443,476	3,707,716
*	Breakaway Resporces. Ltd.	692,280	425,017
	Brickworks, Ltd.	73,480	857,191
	BSA, Ltd.	451,336	233,724
#	Cabcharge Australia, Ltd.	491,485	5,411,299
*	Calliden Group, Ltd.	590,393	222,367
	Campbell Brothers, Ltd.	216,190	4,884,890
	Candle Australia, Ltd.	214,050	611,566
*	Cape Range Wireless, Ltd.	3,581,304	11,862
# *	Capral Aluminium, Ltd.	743,515	473,506
	Cardno, Ltd.	212,168	1,073,931
*	Carnarvon Petroleum, Ltd.	1,734,433	201,514
	Cash Converters International, Ltd.	955,600	507,533
# *	CBH Resources, Ltd.	3,239,096	1,507,596
	CCI Holdings, Ltd.	20,606	9,614
	CDS Technologies, Ltd.	13,276	14,336
#	CEC Group, Ltd.	164,868	325,666
	Cedar Woods Properties, Ltd.	90,386	396,694
*	Cellestis, Ltd.	395,742	1,087,076
#	Cellnet Group, Ltd.	154,345	155,174

# *	Centamin Egypt, Ltd.	1,611,779	1,494,377
#	Centennial Coal, Ltd.	1,264,222	3,052,832
*	Centralian Minerals, Ltd.	41,182	1,904
*	Ceramic Fuel Cells, Ltd.	1,152,980	975,400
#	Chandler Macleod, Ltd.	83,883	74,711
*	Chemeq, Ltd.	166,742	11,460
# *	ChemGenex Pharmaceuticals, Ltd.	483,679	355,124
*	Chrome Corp., Ltd.	96,000	402
*	Circadian Technologies, Ltd.	64,591	77,672
*	Citigold Corp., Ltd.	2,561,146	757,224
#	City Pacific, Ltd.	614,968	2,098,643
*	Clinical Cell Culture, Ltd.	595,955	19,164
*	Clinuvel Pharmaceuticals, Ltd.	1,128,482	977,048
*	Clough, Ltd.	2,019,486	1,006,597
*	Clover Corp., Ltd.	269,348	20,582
*	Cluff Resources Pacific NL	911,746	7,572
	CMI, Ltd.	81,810	102,600
*	CO2 Group, Ltd.	726,759	248,273
#	Coates Hire, Ltd.	1,086,100	5,593,099
	Codan, Ltd.	142,942	145,432
#	Coffey International, Ltd.	491,636	1,704,613
#	Collection House, Ltd.	385,044	275,667
#	Commander Communications, Ltd.	929,503	1,271,144
# *	Compass Resources NL	523,704	2,159,525
*	Coneco, Ltd.	27,850	13,715
#	ConnectEast Group	5,166,636	6,928,234
*	Conquest Mining, Ltd.	976,783	693,361
#	Consolidated Minerals, Ltd.	833,699	2,074,171
	Consolidated Rutile, Ltd.	1,468,122	801,694
*	Coplex Resources NL	231,400	17,245
# *	Copperco, Ltd.	1,623,150	867,029
#	Corporate Express Australia, Ltd.	743,408	4,433,320
#	Count Financial, Ltd.	1,001,022	2,546,273
#	Coventry Group, Ltd.	129,401	489,329
	CP1, Ltd.	297,500	172,823
*	CPI Group, Ltd.	68,585	19,724
#	Crane Group, Ltd.	258,257	3,649,032
*	Crescent Gold, Ltd.	1,071,856	304,239
*	Croesus Mining NL	878,058	199,945
*	Cue Energy Resources, Ltd.	452,354	69,416
*	Customers, Ltd.	2,049,484	355,914
*	Cytopia, Ltd.	187,724	106,460
	Danks Holdings, Ltd.	10,425	74,749
	Devine, Ltd.	577,507	644,288
*	Dioro Exploration NL	2,497,132	164,853
	Dominion Mining, Ltd.	418,308	878,019
*	Dragon Mining, Ltd.	1,665,100	179,924
*	Drillsearch Energy, Ltd.	1,073,357	178,096
#	DUET Group	2,085,981	6,555,072
*	Eastern Star Gas, Ltd.	2,177,532	881,676
*	Echelon Resources, Ltd.	7,950	10,131
*	Ellex Medical Lasers, Ltd.	162,000	123,418
# *	Emporer Mines, Ltd.	1,284,668	132,379
	Energy Developments, Ltd.	610,339	2,141,445
# *	Energy World Corp., Ltd.	3,783,718	3,083,158
*	engin, Ltd.	674,773	92,158
#	Envestra, Ltd.	3,577,565	3,493,033
*	Environmental Clean Technologies, Ltd.	13,473	2,504

*	Envirozel, Ltd.	710,966	337,240
*	Epsilon Energy, Ltd.	14,583	4,099
	Equigold NL	747,635	1,106,118
# *	ERG, Ltd.	3,388,940	433,339
*	Espreon, Ltd.	178,000	103,170
*	Euroz, Ltd.	4,019	12,873
	Fairfax Media, Ltd.	1,121,930	4,525,792
# *	Falcon Minerals, Ltd.	595,369	204,915
	Fantastic Holdings, Ltd.	363,333	1,288,655
#	Felix Resources, Ltd.	790,316	3,735,792
*	First Australian Resources, Ltd.	1,610,976	205,965
#	FKP, Ltd.	896,056	5,341,711
#	Fleetwood Corp., Ltd.	201,720	1,628,545
	Flight Centre, Ltd.	350,031	5,307,934
#	Forest Enterprises Australia, Ltd.	1,513,063	891,880
	Funtastic, Ltd.	658,433	1,033,350
	Futuris Corp., Ltd.	2,990,467	6,282,755
*	Gale Pacific, Ltd.	125,851	47,189
	Gazal Corp., Ltd.	104,542	198,980
# *	Genetic Technologies, Ltd.	830,383	123,448
# *	Geodynamics, Ltd.	626,294	612,650
# *	Gindalbie Metals, Ltd.	1,817,381	1,102,237
*	Giralia Resources NL	599,030	365,251
*	Glengarry Resources, Ltd.	768,955	89,763
*	Globe International, Ltd.	882,836	202,047
*	Gold Aura, Ltd.	61,645	5,407
*	Golden Gate Petroleum, Ltd.	480,988	106,036
*	Goldsearch, Ltd.	1,044,199	108,592
*	Goldstream Mining NL	564,840	276,420
	Gowing Bros., Ltd.	79,311	256,231
#	Graincorp, Ltd. Series A	238,579	2,107,913
*	Grange Resources, Ltd.	422,979	749,728
	GRD, Ltd.	804,346	1,546,902
*	Great Gold Mines NL	17,866	618
#	Great Southern, Ltd.	1,304,118	2,533,593
*	Greater Pacific Gold, Ltd.	2,677,443	112,956
#	GUD Holdings, Ltd.	251,647	1,898,465
#	Gunns, Ltd.	1,457,920	4,220,866
*	GVM Metals, Ltd.	161,382	163,992
#	GWA International, Ltd.	1,166,276	4,251,271
*	Havilah Resources NL	219,170	380,764
#	Healthscope, Ltd.	967,031	4,651,222
*	Herald Resources, Ltd.	763,346	854,340
*	Heron Resources, Ltd.	645,833	662,249
	HGL, Ltd.	97,331	181,217
# *	Highlands Pacific, Ltd.	2,651,500	419,453
#	Hills Industries, Ltd.	728,235	3,350,437
	Home Building Society, Ltd.	130,458	1,646,124
*	Horizon Oil, Ltd.	2,936,144	899,519
#	Housewares International, Ltd.	521,039	1,213,905
	HPAL, Ltd.	478,879	992,291
*	Hutchison Telecommunications (Australia), Ltd.	1,839,781	213,286
*	Hyro, Ltd.	893,204	195,802
#	IBA Health, Ltd.	1,448,132	1,355,008
	IBT Education, Ltd.	829,394	1,321,978
*	ICSGlobal, Ltd.	177,934	42,465
#	iiNet, Ltd.	487,339	904,738
#	Iluka Resources, Ltd.	974,850	4,836,975

	Imdex, Ltd.	703,684	936,366
*	Imugene, Ltd.	474,785	106,583
#	Incitec Pivot, Ltd.	226,180	12,422,089
	Independence Group NL	464,362	3,096,320
*	Independent Practitioner Network, Ltd.	457,414	98,610
*	Indophil Resources NL	1,510,858	1,122,520
# *	Industrea, Ltd.	2,261,223	826,030
	Infomedia, Ltd.	1,307,138	721,739
	Institute of Drug Technology Australia, Ltd.	82,205	150,622
	Integrated Research, Ltd.	261,513	101,182
*	Intellect Holdings, Ltd.	48,362	5,228
*	Intermoco, Ltd.	2,462,900	53,024
*	International All Sports, Ltd.	58,815	16,980
*	Intrepid Mines, Ltd.	320,115	124,924
#	Invocare, Ltd.	407,279	1,952,830
#	IOOF Holdings, Ltd.	269,945	2,305,925
#	Iress Market Technology, Ltd.	466,639	3,665,993
#	IWL, Ltd.	231,277	946,965
*	Ixla, Ltd.	89,921	1,713
# *	Jabiru Metals, Ltd.	1,535,794	1,565,119
#	JB Hi-Fi, Ltd.	436,528	3,282,313
*	Jervois Mining, Ltd.	6,501,013	135,593
#	Jones (David), Ltd.	1,811,835	7,793,671
#	Jubilee Mines NL	494,194	7,137,618
*	Jumbuck Entertainment, Ltd.	7,000	7,873
#	Just Group, Ltd.	878,600	2,902,540
	K&S Corp., Ltd.	146,366	422,932
#	Kagara Zinc, Ltd.	831,710	4,400,723
# *	Keycorp, Ltd.	215,466	78,556
# *	Kimberley Diamond Co. NL	1,696,958	1,006,027
*	Kings Minerals NL	1,545,562	1,312,085
#	Kingsgate Consolidated, Ltd.	374,761	1,683,712
	Kresta Holdings, Ltd.	507,262	121,948
# *	Lafayette Mining, Ltd.	3,463,956	200,619
*	Lakes Oil NL	8,526,651	127,545
	Lemarne Corp., Ltd.	30,790	63,738
*	Leyshon Resources, Ltd.	103,357	49,402
*	Life Therapeutics, Ltd.	393,649	351,197
	Lighting Corp., Ltd.	180,200	114,731
*	Lion Selection Ltd	151,880	216,314
#	Lipa Pharmaceuticals, Ltd.	311,120	220,190
*	Longreach Group, Ltd.	92,007	3,581
	Lycopodium, Ltd.	30,000	87,639
# *	Lynas Corp., Ltd.	1,664,877	1,527,988
#	MacArthur Coal, Ltd.	764,173	4,002,708
	MacMahon Holdings, Ltd.	2,127,439	1,893,443
*	Macmin Silver, Ltd.	1,807,467	460,435
*	Macquarie Corporate Telecommunications, Ltd.	35,019	28,012
*	Magnesium International, Ltd.	32,803	2,956
*	Marion Energy, Ltd.	827,082	692,709
	Maryborough Sugar Factory, Ltd.	2,512	6,236
*	Matrix Oil NL	2,091	390
	MaxiTRANS Industries, Ltd.	637,133	338,593
*	McGuigan Simeon Wines, Ltd.	528,112	1,120,283
	McMillan Shakespeare, Ltd	129,926	554,025
	McPherson’s, Ltd.	256,544	723,407
#	Melbourne IT, Ltd.	317,833	1,030,629
*	Mermaid Marine Australia, Ltd.	562,366	832,501

# *	Metabolic Pharmaceuticals, Ltd.	1,162,738	134,739
# *	Metal Storm, Ltd.	2,280,892	252,460
	MFS Diversified Group	350,802	263,654
*	MFS Living and Leisure Group	384,176	317,896
#	MFS, Ltd.	674,980	3,540,014
# *	Midwest Corp., Ltd.	631,112	1,204,559
*	Mikoh Corp., Ltd.	611,820	178,291
	Mincor Resources NL	786,558	2,719,269
# *	Mineral Deposits, Ltd.	1,248,975	1,394,283
#	Mitchell Communications Group, Ltd.	892,141	924,121
*	Molopo Australia, Ltd.	2,305,213	432,569
	Monadelphous Group, Ltd.	345,529	3,882,599
*	Morning Star Gold NL	25,000	5,157
#	Mortgage Choice, Ltd.	492,300	1,331,060
*	Mosaic Oil NL	1,892,182	258,485
*	Mount Gibson Iron, Ltd.	3,240,121	2,914,177
*	Multiemedia, Ltd.	13,645,745	67,151
*	Murchison United NL	800,000	79,682
*	MXL, Ltd.	2,132,080	112,990
#	MYOB, Ltd.	1,540,742	1,661,846
	Namoi Cotton Cooperative, Ltd.	176,490	95,115
	National Can Industries, Ltd.	97,017	139,343
	National Hire Group, Ltd.	102,000	141,429
	New Hope Corp., Ltd.	3,369,563	4,817,722
# *	Nexus Energy, Ltd.	1,775,189	1,813,350
*	Niagara Mining, Ltd.	1,071,981	1,093,616
# *	Nido Petroleum, Ltd.	3,072,766	740,409
*	North Australian Diamonds, Ltd.	3,646,488	123,329
*	Norwood Abbey, Ltd.	326,063	21,956
# *	Novogen, Ltd.	391,594	736,036
#	Nufarm, Ltd.	287,774	3,359,772
*	NuSep, Ltd.	17,442	4,766
# *	Nylex, Ltd.	146,174	156,555
	Oakton, Ltd.	351,231	1,826,122
*	Occupational & Medical Innovations, Ltd.	31,208	16,021
# *	Oceana Gold, Ltd.	2,772,696	1,901,294
*	Optiscan Imaging, Ltd.	37,101	13,877
# *	Orbital Corp., Ltd.	1,883,099	405,798
	OrotonGroup, Ltd.	79,968	218,460
	Over Fifty Group, Ltd.	38,567	73,945
	Oxiana, Ltd.	561,711	1,528,271
	Pacific Brands, Ltd.	2,102,119	6,030,512
# *	Paladin Resources, Ltd.	478,996	3,467,504
# *	Pan Australian Resources, Ltd.	5,869,638	3,025,970
*	Pan Pacific Petroleum NL	491,700	95,705
*	Panbio, Ltd.	58,078	16,043
	Paperlinx, Ltd.	1,840,157	6,288,808
*	Payce Consolidated, Ltd.	29,670	71,985
	PCH Group, Ltd.	730,056	538,052
#	Peet, Ltd.	923,558	3,058,117
*	People Telecom, Ltd.	535,431	30,666
# *	Peplin, Ltd.	242,000	167,927
# *	Peptech, Ltd.	686,367	866,516
	Perilya, Ltd.	780,778	2,712,749
# *	Perseverance Corp., Ltd.	2,968,383	804,504
*	Petra Diamonds, Ltd.	65,193	203,516
# *	Petsec Energy, Ltd.	639,916	792,039
*	Pharmaxis, Ltd.	774,099	2,178,488

*	Planet Gas, Ltd.	735,200	273,715
*	Plantcorp NL	4,329	—
# *	Platinum Australia, Ltd.	772,845	1,228,550
*	PMP, Ltd.	1,261,196	1,826,127
*	Polartechnics, Ltd.	320,423	146,273
#	Port Bouvard, Ltd.	433,220	834,635
*	Portman, Ltd.	170,507	1,046,745
	PPK Group, Ltd.	99,965	65,533
*	Prana Biotechnology, Ltd.	195,424	59,028
# *	Precious Metals Australia, Ltd.	370,865	688,341
#	Primary Health Care, Ltd.	530,504	5,446,425
	Prime Television, Ltd.	416,327	1,309,300
# *	Primelife Corp., Ltd.	673,327	638,052
# *	Progen Pharmaceuticals, Ltd.	190,880	903,641
	Programmed Maintenance Service, Ltd.	369,399	1,868,357
# *	pSvida, Ltd.	1,918,197	262,406
	Queensland Cotton Holdings, Ltd.	109,244	531,823
#	Ramsay Health Care, Ltd.	430,216	4,034,351
	Raptis Group, Ltd.	12,000	11,810
	RCR Tomlinson, Ltd.	448,851	834,394
#	Reckon, Ltd.	117,500	118,769
# *	Redflex Holdings, Ltd.	365,903	995,765
*	Redport, Ltd.	1,380,196	251,431
#	Reece Australia, Ltd.	251,463	5,879,021
*	Renison Consolidated Mines NL	1,364,371	83,882
*	Repcol, Ltd.	554,848	45,944
# *	Resolute Mining, Ltd.	965,575	1,141,742
*	Resonance Health, Ltd.	51,212	849
*	Resource Pacific Holdings, Ltd.	860,300	1,356,853
#	Ridley Corp., Ltd.	1,186,778	1,215,316
# *	Riversdale Mining, Ltd.	592,839	1,176,744
# *	Roc Oil Co., Ltd.	1,247,124	3,440,403
	Rock Building Society, Ltd.	25,092	114,664
	Ross Human Directions, Ltd.	143,511	71,772
*	Rubicon Resources, Ltd.	50,129	6,642
#	Ruralco Holdings, Ltd.	68,360	235,780
#	SAI Global, Ltd.	600,131	1,842,043
*	Salinas Energy, Ltd.	684,885	226,594
*	Sally Malay Mining, Ltd.	747,085	3,017,352
#	Salmat, Ltd.	491,833	1,773,003
*	Samson Oil & Gas, Ltd.	677,329	115,339
*	Scarborough Minerals P.L.C. CDI	43,536	54,073
	Schaffer Corp., Ltd.	33,766	216,363
	SDI, Ltd.	371,254	178,449
#	Select Harvests, Ltd.	164,364	1,467,324
# *	Senetas Corp., Ltd.	1,846,596	276,714
#	Servcorp, Ltd.	271,007	1,061,317
	Service Stream, Ltd.	719,455	1,130,970
# *	Shield Mining, Ltd.	72,292	20,775
# *	Silex System, Ltd.	568,711	5,172,796
# *	Sino Gold Mining, Ltd.	722,503	3,597,554
*	Sino Strategic International, Ltd.	130,864	298,386
# *	Sirtex Medical, Ltd.	216,786	650,497
#	Skilled Group, Ltd.	421,410	1,797,125
#	Smorgon Steel Group, Ltd.	3,274,819	7,304,567
	SMS Management & Technology, Ltd.	264,793	1,316,159
#	Southern Cross Broadcasting (Australia), Ltd.	273,824	3,812,469
*	Southern Pacific Petroleum NL	698,740	—

	SP Telemedia, Ltd.	1,630,898	1,248,574
	Specialty Fashion Group, Ltd.	807,082	1,017,651
*	Sphere Investments, Ltd.	403,662	964,134
*	Sphere Investments, Ltd.	7,616	—
#	Spotless Group, Ltd.	904,373	3,641,404
*	ST Synergy, Ltd.	33,420	24,688
# *	St. Barbara, Ltd.	3,302,450	1,363,055
#	Staging Connections Group, Ltd.	256,027	339,687
*	Staging Connections Group, Ltd. - New	51,205	68,052
# *	Starpharma Holdings, Ltd.	497,958	161,109
	Straits Resources, Ltd.	799,500	2,605,591
*	Strategic Minerals Corp. NL	358,100	40,028
*	Strathfield Group, Ltd.	492,553	16,829
*	Structural Systems, Ltd.	20,700	44,431
	Stuart Petroleum, Ltd.	201,731	158,734
#	STW Communications Group, Ltd.	865,493	2,147,790
# *	Sundance Resources, Ltd.	5,993,157	1,238,071
#	Sunland Group, Ltd.	1,253,299	3,819,370
#	Super Cheap Auto Group, Ltd.	444,706	1,662,084
#	Sydney Attractions Group, Ltd.	83,067	392,349
*	Sydney Gas, Ltd.	661,636	184,059
#	Symex Holdings, Ltd.	311,160	135,238
	Talent2 International, Ltd.	399,414	891,221
# *	Tamaya Resources, Ltd.	1,972,779	361,030
*	Tandou, Ltd.	10,230	3,570
# *	Tap Oil, Ltd.	626,490	892,968
	Tassal Group, Ltd.	519,693	1,390,088
	Technology One, Ltd.	1,235,590	1,061,028
*	Tectonic Resources NL	259,183	22,441
#	Ten Network Holdings, Ltd.	1,658,273	4,267,794
*	Tennant Creek Gold, Ltd.	418,423	175,003
*	TFS Corp., Ltd.	576,300	373,064
	Thakral Holdings Group	2,527,142	2,171,609
	The Reject Shop, Ltd.	106,726	1,184,525
#	Timbercorp, Ltd.	1,270,296	2,007,666
*	Toodyay Resources, Ltd.	20,163	436
*	Tooth & Co., Ltd.	153,000	7,982
*	Tower Australia Group, Ltd.	626,340	1,195,296
# *	Tox Free Solutions, Ltd.	256,486	538,126
#	Transfield Services, Ltd.	768,280	7,753,833
	Troy Resources NL	211,665	456,945
	Trust Co., Ltd.	75,179	760,720
*	Unilife Medical Solutions, Ltd.	544,389	126,939
*	Union Resources, Ltd.	1,290,000	33,005
#	United Group, Ltd.	393,438	5,470,174
*	Universal Resources, Ltd.	109,414	9,544
# *	Unwired Group, Ltd.	892,774	221,704
	UXC, Ltd.	756,873	1,404,889
#	Veda Advantage, Ltd.	921,433	2,714,910
# *	Ventracor, Ltd.	1,048,486	695,286
*	Victoria Petroleum NL	747,800	126,851
*	View Resources, Ltd.	1,186,369	425,738
# *	Village Life, Ltd.	203,651	10,945
	Village Roadshow, Ltd.	604,343	1,580,232
#	Vision Group Holdings, Ltd.	297,734	699,696
	Waterco, Ltd.	34,448	41,745
	Watpac, Ltd.	416,151	1,865,720
#	Wattyl, Ltd.	378,352	1,049,491

# *	Webjet, Ltd.	1,295,731	349,962
	Webster, Ltd.	128,392	140,381
*	Wedgetail Mining, Ltd.	904,454	112,951
*	Wentworth Holdings, Ltd.	316,666	72,825
# *	Western Areas NL	694,336	3,352,370
#	WHK Group, Ltd.	955,148	2,204,980
	Wide Bay Australia, Ltd.	47,718	495,998
#	Willmott Forests, Ltd.	51,672	71,256
TOTAL COMMON STOCKS			572,517,544

PREFERRED STOCKS — (0.1%)
	Village Roadshow, Ltd. Class A	334,417	874,937

RIGHTS/WARRANTS — (0.0%)
*	Agenix, Ltd. Options 06/30/11	27,804	806
*	Amcom Telecommunications, Ltd. Options 12/31/09	596,711	39,528
*	Ballarat South Gold, Ltd. Warrants	6,458	—
*	ChemGenex Pharmaceuticals, Ltd. Options 02/08/12	14,656	5,704
*	Chrome Corp., Ltd. Options 09/30/09	32,000	27
*	Cluff Resources Pacific NL Rights 06/07/07	303,915	629
*	Emerald Oil & Gas NL Warrants 05/31/08	2,091	199
*	Geodynamics, Ltd. Warrants 01/31/08	71,334	12,109
*	Gold Aura, Ltd. Options 03/31/09	10,274	306
*	Havilah Resources NL Issue 2007 Warrants 04/30/10	2,017	2,054
*	Horizon Oil, Ltd. Options 02/28/08	132,777	14,293
*	IBA Health, Ltd. Rights 06/01/07	560,703	41,786
*	Macmin Silver, Ltd. Options 10/30/08	56,483	5,612
*	MFS Diversified Group Rights 06/15/07	63,782	3,169
*	Morning Star Gold NL Options 12/31/08	12,500	942
*	Nylex, Ltd. Options 12/08/09	37,267	7,406
*	Oceana Gold, Ltd. Options 01/01/09	377,098	56,206
*	Pan Pacific Petroleum NL Options 06/30/07	163,900	9,772
*	Progen Pharmaceuticals, Ltd. Rights 06/18/07	19,743	—
*	Victoria Petroleum NL Rights 01/31/10	127,012	9,045
TOTAL RIGHTS/WARRANTS			209,593
TOTAL — AUSTRALIA			573,602,074

HONG KONG — (23.1%)
COMMON STOCKS — (23.1%)
*	139 Holdings, Ltd.	620,000	23,375
	ABC Communications (Holdings), Ltd.	930,000	107,242
	Aeon Credit Service (Asia) Co., Ltd.	740,000	645,787
	Alco Holdings, Ltd.	1,468,000	777,883
	Allan International Holdings, Ltd.	592,000	99,240
	Allied Group, Ltd.	683,200	2,128,238
# *	Allied Properties, Ltd.	1,268,600	1,636,607
*	A-Max Holdings, Ltd.	16,500,000	464,841
	AMVIG Holdings, Ltd.	2,109,000	2,020,323
*	Anex International Holdings, Ltd.	152,000	10,628
*	Applied Development Holdings, Ltd.	1,243,000	95,497
*	APT Satellite Holdings, Ltd.	850,000	237,679
*	Artel Solutions Group Holdings, Ltd.	2,315,000	10,970
*	Artfield Group, Ltd.	466,000	93,119
	Arts Optical International Holdings, Ltd.	730,000	314,542
*	Asia Commercial Holdings, Ltd.	72,800	8,500

	Asia Financial Holdings, Ltd.	2,768,908	1,519,877
	Asia Satellite Telecommunications Holdings, Ltd.	982,500	2,046,219
*	Asia Standard Hotel Group, Ltd.	25,610,000	526,764
	Asia Standard International Group, Ltd.	17,351,298	647,806
*	Asia TeleMedia, Ltd.	2,832,000	330,852
*	Asia Tele-Net & Technology Corp., Ltd.	521,000	36,514
	Asia Zirconium, Ltd.	1,164,000	226,587
*	Asian Union New Media Group, Ltd.	28,920,000	887,425
*	Associated International Hotels, Ltd.	974,000	1,620,385
	Automated Systems Holdings, Ltd.	340,000	112,687
*	B.A.L. Holdings, Ltd.	406	28
	Baltrans Holdings, Ltd.	676,000	442,063
*	Beijing Development (Hong Kong), Ltd.	166,000	98,573
*	Bestway International Holdings, Ltd.	801,600	52,438
	Bossini International Holdings, Ltd.	3,871,500	292,061
	Bright International Group, Ltd.	710,000	67,241
*	Build King Holdings, Ltd.	375,756	31,144
	C C Land Holdings, Ltd.	3,748,000	2,573,069
	Cafe de Coral Holdings, Ltd.	1,516,000	2,762,488
*	Capital Estate, Ltd.	14,160,000	268,016
	Capital Strategic Investment, Ltd.	12,032,500	616,384
*	Carico Holdings, Ltd.	2,948	200
	Cash Financial Services Group, Ltd.	427,018	29,440
*	Casil Telecommunications Holdings, Ltd.	1,420,000	290,589
*	CATIC International Holdings, Ltd.	5,332,000	431,508
	CCT Telecom Holdings, Ltd.	1,724,970	278,287
	CEC International Holdings, Ltd.	220,279	7,936
*	Celestial Asia Securities Holdings, Ltd.	639,054	40,142
	Century City International Holdings, Ltd.	39,346,000	1,731,626
	Champion Technology Holdings, Ltd.	4,271,748	962,735
	Chaoda Modern Agriculture (Holdings), Ltd.	5,434,000	4,714,637
	Chen Hsong Holdings, Ltd.	1,576,000	1,143,914
	Cheuk Nang (Holdings), Ltd.	246,825	264,855
	Chevalier International Holdings, Ltd.	733,482	839,382
	Chevalier Pacific Holdings, Ltd.	355,250	300,616
*	Chia Hsin Cement Greater China Holding Corp.	642,000	168,461
*	China Aerospace International Holdings, Ltd.	4,955,400	1,180,820
*	China Best Group Holding, Ltd.	9,296,000	241,341
*	China Credit Holdings, Ltd.	3,464,000	193,733
*	China Digicontent Co., Ltd.	2,710,000	3,471
*	China Electronics Corp. Holdings Co., Ltd.	890,250	154,883
#	China Everbright International, Ltd.	3,945,000	1,481,307
#	China Foods, Ltd.	4,150,000	2,676,955
#	China Gas Holdings, Ltd.	8,554,000	2,666,399
*	China Grand Forestry Resources, Ltd.	10,932,000	2,082,553
#	China Green (Holdings), Ltd.	1,785,000	1,688,233
*	China Haidian Holdings, Ltd.	4,610,000	528,877
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	248,687
# *	China Insurance International Holdings Co., Ltd.	3,562,000	5,566,108
*	China Investments Holdings, Ltd.	210,000	16,635
#	China Metal International Holdings, Ltd.	2,844,000	1,111,611
*	China Mining Resources Group, Ltd.	11,260,000	2,921,108
*	China Motion Telecom International, Ltd.	5,080,000	332,944
	China Motor Bus Co., Ltd.	74,000	593,927
*	China Oil & Gas Group, Ltd.	1,573,200	319,949
	China Oriental Group Co., Ltd.	6,922,974	2,547,777
*	China Pharmaceutical Group, Ltd.	3,810,000	1,463,969
	China Power International Development, Ltd.	6,754,000	3,638,238

	China Rare Earth Holdings, Ltd.	2,728,000	813,724
	China Resources Logic, Ltd.	7,086,000	1,339,568
*	China Rich Holdings, Ltd.	676,000	45,934
*	China Sciences Conservational Power, Ltd.	210,400	19,401
*	China Sci-Tech Holdings, Ltd.	278,600	14,309
*	China Seven Star Shopping, Ltd.	8,410,000	1,269,871
	China Shineway Pharmaceutical Group, Ltd.	2,204,000	1,768,788
# *	China Solar Energy Holdings, Ltd.	9,802,905	766,560
*	China Star Entertainment, Ltd.	440,292	26,539
#	China Wireless Technologies, Ltd.	2,576,000	1,144,551
# *	Chinese People Gas Holdings Co., Ltd.	7,760,000	894,416
	Chinney Investments, Ltd.	1,144,000	158,177
	Chitaly Holdings, Ltd.	550,000	110,683
#	Chong Hing Bank, Ltd.	1,197,000	2,760,964
	Chow Sang Sang Holdings International, Ltd.	1,513,680	1,226,310
	Chu Kong Shipping Development Co., Ltd.	1,584,000	635,540
	Chuang’s China Investments, Ltd.	3,082,500	476,890
	Chuang’s Consortium International, Ltd.	3,534,884	475,735
	Chun Wo Holdings, Ltd.	2,002,926	377,041
	Chung Tai Printing Holdings, Ltd.	548,000	82,943
# *	CITIC 21CN Co., Ltd.	8,720,000	1,788,614
# *	CITIC Resources Holdings, Ltd.	11,420,000	6,253,335
	City e-Solutions, Ltd.	186,000	32,518
# *	City Telecom (H.K.), Ltd.	1,402,000	391,417
# *	Clear Media, Ltd.	1,135,000	1,187,186
*	Climax International Co., Ltd.	40,700	1,486
	CNT Group, Ltd.	3,078,000	137,399
	Coastal Greenland, Ltd.	5,792,000	955,917
	COL Capital, Ltd.	480,240	349,936
#	Comba Telecom Systems Holdings, Ltd.	2,218,000	1,087,258
*	Compass Pacific Holdings, Ltd.	624,000	29,549
	Computer & Technologies Holdings, Ltd.	432,000	71,732
	Continental Holdings, Ltd.	98,825	16,604
	Convenience Retail Asia, Ltd.	64,000	28,302
#	COSCO International Holdings, Ltd.	3,463,600	2,471,436
	Coslight Technology International Group, Ltd.	1,134,000	763,339
	Cosmos Machinery Enterprises, Ltd.	1,616,400	284,657
*	Crocodile Garments, Ltd.	1,539,000	116,595
	Cross-Harbour Holdings, Ltd.	586,520	555,938
*	Culturecom Holdings, Ltd.	9,183,000	311,170
	Daisho Microline Holdings, Ltd.	1,236,000	312,306
*	Dan Form Holdings Co., Ltd.	2,866,600	306,135
*	Daqing Petroleum & Chemical Group, Ltd.	8,037,500	591,425
	Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	173,670
#	Dickson Concepts International, Ltd.	816,630	972,547
#	Digital China Holdings, Ltd.	2,170,000	1,043,941
# *	DVN Holdings, Ltd.	2,398,516	576,401
*	Dynamic Global Holdings, Ltd.	3,522,000	18,944
	Dynamic Holdings, Ltd.	384,000	169,450
#	Dynasty Fine Wines Group, Ltd.	2,330,000	1,037,959
	Eagle Nice (International) Holdings, Ltd.	70,000	21,295
*	Easyknit Enterprises Holdings, Ltd.	2,930,000	1,050,657
*	Easyknit International Holdings, Ltd.	1,299,716	93,212
	EcoGreen Fine Chemical Group	1,112,000	538,997
*	Eforce Holdings, Ltd.	2,620,000	134,750
	EganaGoldpfeil Holdings, Ltd.	4,121,757	3,105,300
*	E-Kong Group, Ltd.	620,000	86,663
*	Emperor Capital Group, Ltd.	749,672	121,930

	Emperor Entertainment Hotel, Ltd.	2,410,000	552,474
	Emperor International Holdings, Ltd.	3,748,360	1,190,653
*	Enerchina Holdings, Ltd.	3,068,800	228,269
*	ENM Holdings, Ltd.	3,816,000	302,582
*	EPI (Holdings), Ltd.	157,951	14,834
# *	eSun Holdings, Ltd.	2,167,600	1,739,223
*	Extrawell Pharmaceutical Holdings, Ltd.	5,700,000	1,193,148
*	Ezcom Holdings, Ltd.	72,576	446
	Fairwood Holdings, Ltd.	316,600	440,929
#	Far East Consortium International, Ltd.	4,040,750	1,681,725
*	Far East Hotels & Entertainment, Ltd.	1,853,000	105,558
*	Far East Pharmaceutical Technology Co., Ltd.	3,216,000	—
	First Natural Foods Holdings, Ltd.	2,055,000	331,357
	First Pacific Co., Ltd.	6,992,000	5,003,147
*	First Sign International Holdings, Ltd.	1,424,000	61,341
#	Fong’s Industries Co., Ltd.	1,470,000	1,099,027
*	Forefront International Holdings, Ltd.	658,000	33,286
*	Fortuna International Holdings, Ltd.	140,160	15,383
*	Founder Holdings, Ltd.	2,350,000	253,407
#	Fountain Set Holdings, Ltd.	2,150,000	780,810
	Four Seas Food Investment Holdings, Ltd.	347,184	53,181
	Four Seas Mercantile Holdings, Ltd.	592,000	333,587
*	Frasers Property China, Ltd.	16,477,000	654,418
*	Freeman Corp., Ltd.	260,491	6,809
#	FU JI Food & Catering Services	1,321,000	4,509,828
	Fubon Bank Hong Kong, Ltd.	2,938,000	1,720,961
*	Fujian Holdings, Ltd.	237,800	21,458
	Fujikon Industrial Holdings, Ltd.	912,000	246,789
# *	Fushan International Energy Group, Ltd.	5,614,000	2,500,098
#	Geely Automobile Holdings, Ltd.	7,350,000	1,234,332
*	Genesis Energy Holdings, Ltd.	5,810,000	391,366
*	Get Nice Holdings, Ltd.	1,566,000	170,508
*	GFT Holdings, Ltd.	192,000	5,238
	Giordano International, Ltd.	4,322,000	1,988,776
	Global Bio-Chem Technology Group Co., Ltd.	6,180,000	2,412,416
	Global Green Tech Group, Ltd.	2,674,000	456,269
*	Global Tech (Holdings), Ltd.	5,612,000	35,935
#	Glorious Sun Enterprises, Ltd.	2,756,000	1,449,610
	Gold Peak Industries (Holdings), Ltd.	1,059,250	214,693
*	Goldbond Group Holdings, Ltd.	2,609,500	389,399
*	Golden Harvest Entertainment (Holdings), Ltd.	195,400	89,278
*	Golden Meditech Company, Ltd.	1,500,119	717,426
	Golden Resorts Group, Ltd.	16,420,000	1,755,887
	Golden Resources Development International, Ltd.	1,456,500	83,293
*	Gold-Face Holdings, Ltd.	2,003,600	—
	Goldlion Holdings, Ltd.	2,343,000	614,975
	Golik Holdings, Ltd.	930,500	48,984
#	Grande Holdings, Ltd.	882,000	420,068
	Group Sense (International), Ltd.	2,448,000	178,463
	Guangnan Holdings, Ltd.	1,779,600	439,927
	Guangzhou Investment Co., Ltd.	3,476,000	923,904
*	Guo Xin Group, Ltd.	3,640,000	194,462
	GZI Transport, Ltd.	3,084,000	2,192,587
	Hang Fung Gold Technology, Ltd.	1,860,482	325,031
	Hang Ten Group Holdings, Ltd.	1,705,850	165,933
*	Hans Energy Co., Ltd.	6,376,000	1,030,516
	Harbour Centre Development, Ltd.	593,000	1,078,430
# *	Heng Tai Consumables Group, Ltd.	2,798,000	703,878

*	Hi Sun Technology (China), Ltd.	3,684,000	1,130,724
	High Fashion International, Ltd.	268,000	90,252
	HKC (Holdings), Ltd.	10,179,771	2,581,653
#	HKR International, Ltd.	3,715,936	2,621,385
#	Hon Kwok Land Investment Co., Ltd	1,132,535	457,845
*	Honesty Treasure International Holdings, Ltd.	6,280,000	239,256
	Hong Kong Catering Management, Ltd.	542,796	89,576
	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	885,199
*	Hong Kong Parkview Group, Ltd.	1,130,000	86,829
*	Hong Kong Pharmaceuticals Holdings, Ltd.	183,400	16,441
	Hongkong Chinese, Ltd.	3,320,000	914,567
*	Hop Hing Holdings, Ltd.	660,265	53,011
	Hsin Chong Construction Group, Ltd.	1,569,658	275,805
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,888,000	588,532
	Huabao International Holdings, Ltd.	19,300	13,967
	Huafeng Textile International Group, Ltd.	1,496,400	143,343
*	Hualing Holdings, Ltd.	12,708,000	1,414,449
#	Hung Hing Printing Group, Ltd.	1,603,275	905,087
	Hutchison Harbour Ring, Ltd.	17,106,000	1,512,009
*	Hycomm Wireless, Ltd.	4,709,000	127,692
*	I.T, Ltd.	2,734,000	524,711
	I-Cable Communications, Ltd.	4,440,000	1,005,039
*	IDT International, Ltd.	6,240,183	398,170
*	Imagi International Holdings, Ltd.	3,037,000	930,226
#	Integrated Distribution Services Group, Ltd.	775,000	2,358,524
*	Interchina Holdings Co., Ltd.	15,155,000	289,186
	IPE Group, Ltd.	1,740,000	293,036
	ITC Corp., Ltd.	4,553,728	447,973
*	Jinhui Holdings Co., Ltd.	1,348,000	822,999
	Jiuzhou Development Co., Ltd.	2,632,000	493,326
	Joyce Boutique Holdings, Ltd.	1,530,000	80,298
*	Junefield Department Store Group, Ltd.	256,000	11,803
	K Wah International Holdings, Ltd.	6,049,698	2,092,022
	Kader Holdings Co., Ltd.	545,600	32,720
*	Kanstar Environmental Paper Products Holdings, Ltd.	1,220,000	58,014
#	Kantone Holdings, Ltd.	7,527,435	645,566
*	Karl Thomson Holdings, Ltd.	1,238,000	429,382
	Karrie International Holdings, Ltd.	1,024,000	276,969
	Keck Seng Investments (Hong Kong), Ltd.	924,600	904,619
	Kee Shing Holdings	886,000	110,161
	Kin Yat Holdings, Ltd.	586,000	172,764
	King Fook Holdings, Ltd.	1,000,000	91,970
*	King Pacific International Holdings, Ltd.	1,404,200	21,939
#	Kingdee International Software Group Co., Ltd.	638,000	578,219
	Kingmaker Footwear Holdings, Ltd.	1,476,955	178,065
#	Kingway Brewery Holdings, Ltd.	3,834,000	1,689,642
*	Kong Sun Holdings, Ltd.	2,198,000	7,037
*	KPI Co., Ltd.	396,000	22,067
	KTP Holdings, Ltd.	560,400	53,800
*	Kwoon Chung Bus Holdings, Ltd.	556,000	87,621
	Lai Fung Holdings, Ltd.	18,003,000	989,966
*	Lai Sun Development Co., Ltd.	36,841,000	1,371,468
*	Lai Sun Garment (International), Ltd.	4,010,000	365,152
	Lam Soon (Hong Kong), Ltd.	302,310	197,622
	Le Saunda Holdings, Ltd.	1,424,000	444,133
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,958
#	Lee & Man Holdings, Ltd.	1,780,000	558,989
	Lerado Group (Holding) Co., Ltd.	1,602,000	217,151

*	LifeTec Group, Ltd.	3,969,000	169,556
	Lippo, Ltd.	1,171,760	1,104,781
	Liu Chong Hing Investment, Ltd.	829,200	1,280,711
	Luen Thai Holdings, Ltd.	1,345,000	220,985
	Luk Fook Holdings (International), Ltd.	1,192,000	513,801
#	Luks Industrial Group, Ltd.	1,301,555	2,197,681
	Lung Kee (Bermuda) Holdings, Ltd.	1,631,875	792,988
*	M Dream Inworld Group, Ltd.	3,054	4
*	Macau Prime Properties Holdings, Ltd.	5,460,920	523,347
#	Macau Success, Ltd.	5,560,000	555,892
*	MACRO-LINK International Investment Co., Ltd.	1,036,250	109,485
*	Mae Holdings, Ltd.	11,100	1,340
	Magnificent Estates, Ltd.	12,744,000	550,050
*	Magnum International Holdings, Ltd.	112,500	21,689
	Mainland Headwear Holdings, Ltd.	765,600	308,059
	Man Yue International Holdings, Ltd.	1,084,000	359,979
	Matrix Holdings, Ltd.	943,947	232,480
	Matsunichi Communications Holdings, Ltd.	1,276,000	817,064
	Mei Ah Entertainment Group, Ltd.	1,142,000	154,957
	Melbourne Enterprises, Ltd.	45,500	314,792
	Midas International Holdings, Ltd.	774,000	45,462
#	Midland Holdings, Ltd.	2,078,000	1,363,739
	Min Xin Holdings, Ltd.	1,137,200	639,217
#	Mingyuan Medicare Development Co., Ltd.	6,730,000	758,054
# *	Minmetals Resources, Ltd.	4,563,780	2,045,218
*	Mirabell International Holdings, Ltd.	436,000	470,674
	Miramar Hotel & Investment Co., Ltd.	788,000	1,438,642
*	Mongolia Energy Corporation, Ltd.	1,817,884	2,041,094
*	Morning Star Resources, Ltd.	1,845,000	55,054
*	Moulin Global Eyecare Holdings, Ltd.	699,274	—
*	Nam Tai Electronic & Electrical Products, Ltd.	1,920,000	465,033
# *	Nan Hai Corp., Ltd.	188,572,743	8,060,189
	Nanyang Holdings, Ltd.	137,500	261,128
	National Electronics Holdings, Ltd.	2,156,000	148,408
	Natural Beauty Bio-Technology, Ltd.	4,980,000	1,138,418
#	Neo-China Group (Holdings), Ltd.	14,240,000	2,609,441
	New Century Group Hong Kong, Ltd.	2,880,920	408,248
*	New Island Printing Holdings, Ltd.	176,000	23,667
*	New Smart Energy Group, Ltd.	432,800	28,213
	New World Mobile Holdings, Ltd.	22,140	20,361
	Newocean Green Energy Holdings, Ltd.	513,120	61,679
	Next Media, Ltd.	6,410,000	2,053,435
	Ngai Lik Industrial Holdings, Ltd.	1,730,000	192,349
#	Norstar Founders Group, Ltd.	3,256,000	1,414,853
# *	Onfem Holdings, Ltd.	1,780,000	370,502
*	Orient Power Holdings, Ltd.	804,000	19,357
#	Oriental Press Group, Ltd.	6,256,000	1,226,784
	Oriental Watch Holdings, Ltd.	610,000	137,825
#	Pacific Andes International Holdings, Ltd.	3,104,000	976,892
	Pacific Basin Shipping, Ltd.	4,252,000	4,526,285
#	Pacific Century Insurance Holdings, Ltd.	1,818,000	1,897,001
	Pacific Century Premium Developments, Ltd.	6,470,000	2,029,528
*	Pacific Plywood Holdings, Ltd.	886,000	43,118
	Paliburg Holdings, Ltd.	16,858,000	829,067
	Paul Y Engineering Group, Ltd.	62,822	10,844
	Peace Mark Holdings, Ltd.	2,738,022	3,330,883
*	Pearl Oriental Innovation, Ltd.	775,200	182,137
	Pegasus International Holdings, Ltd.	226,000	37,610

	Perfectech International Holdings, Ltd.	571,450	64,268
	Pico Far East Holdings, Ltd.	3,238,000	1,030,755
#	Playmates Holdings, Ltd.	5,047,000	730,484
	Pokfulam Development Co., Ltd.	234,000	147,681
# *	Pokphand (C.P.) Co., Ltd.	5,970,000	313,264
#	Poly Hong Kong Investment, Ltd.	3,438,000	1,823,783
*	Poly Investments Holdings, Ltd.	267,000	75,169
#	Ports Design, Ltd.	1,507,500	4,412,719
*	Premium Land, Ltd.	645,000	87,978
#	Prime Success International Group, Ltd.	4,538,000	3,079,175
	Proview International Holdings, Ltd.	1,584,884	272,058
#	Public Financial Holdings, Ltd.	2,876,000	2,266,697
	PYI Corp., Ltd.	4,094,129	1,798,327
*	Pyxis Group, Ltd.	1,936,000	116,878
	Qin Jia Yuan Media Services Co., Ltd.	1,295,000	639,134
*	QPL International Holdings, Ltd.	2,009,000	198,467
	Quality Healthcare Asia, Ltd.	478,995	249,498
	Raymond Industrial, Ltd.	675,400	140,183
#	Regal Hotels International Holdings, Ltd.	24,144,000	2,194,678
*	Riche Multi-Media Holdings, Ltd.	706,000	63,290
	Rivera Holdings, Ltd.	5,710,000	453,384
*	Riverhill Holdings, Ltd.	4,072	56
#	Road King Infrastructure, Ltd.	1,862,000	3,149,189
	Roadshow Holdings, Ltd.	1,456,000	141,756
	S.A.S. Dragon Holdings, Ltd.	1,696,000	242,686
#	Sa Sa International Holdings, Ltd.	3,260,000	1,034,593
	Safety Godown Co., Ltd.	408,000	243,744
*	San Miguel Brewery Hong Kong, Ltd.	612,800	145,579
*	Sanyuan Group, Ltd.	415,000	7,972
	SCMP Group, Ltd.	4,380,000	1,819,603
	Sea Holdings, Ltd.	832,000	540,662
*	Seapower Resources International, Ltd.	16,551,680	678,754
*	SEEC Media Group, Ltd.	2,550,000	128,578
# *	Shanghai Allied Cement, Ltd.	1,152,080	285,461
	Shanghai Real Estates, Ltd.	5,678,000	2,062,156
*	Shanghai Zenghai Property, Ltd.	13,402,000	910,665
	Shaw Brothers Hong Kong, Ltd.	780,000	1,811,765
	Shell Electric Manufacturing (Holdings) Co., Ltd.	1,254,172	1,031,812
#	Shenyin Wanguo (Hong Kong), Ltd.	1,212,500	1,017,997
#	Shenzhen International Holdings, Ltd.	29,925,000	3,104,419
	Shougang Concord Century Holdings, Ltd.	3,916,000	475,671
*	Shougang Concord Grand (Group), Ltd.	2,451,000	288,038
# *	Shougang Concord International Enterprises Co., Ltd.	16,002,000	2,540,384
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	364,697
#	Shui On Construction & Materials, Ltd.	736,000	2,076,235
*	Shun Ho Resources Holdings, Ltd.	483,000	54,131
*	Shun Ho Technology Holdings, Ltd.	1,037,452	123,923
#	Silver Grant International Industries, Ltd.	5,033,000	1,514,203
*	Sincere Co., Ltd.	505,500	31,782
	Sing Tao News Corp., Ltd.	1,842,000	303,058
#	Singamas Container Holdings, Ltd.	1,608,000	1,013,021
	Sino Biopharmaceutical, Ltd.	5,880,000	1,069,522
*	Sino Gas Group, Ltd.	3,277,600	281,609
	Sino Golf Holdings, Ltd.	438,000	50,485
*	Sino Prosper Holdings, Ltd.	2,390,000	131,614
*	Sinocan Holdings, Ltd.	350,000	1,748
	SinoCom Software Group, Ltd.	2,676,000	564,547
*	Sino-i Technology, Ltd.	51,703,158	1,643,557

#	Sinolink Worldwide Holdings, Ltd.	8,839,800	2,274,808
	Sinopec Kantons Holdings, Ltd.	2,788,000	1,062,235
# *	Skyfame Realty Holdings, Ltd.	2,737,750	659,154
	Skyworth Digital Holdings, Ltd.	5,920,000	911,935
	Smartone Telecommunications Holdings, Ltd.	1,313,000	1,497,039
*	SMI Publishing Group, Ltd.	250,511	481
*	Softbank Investment International (Strategic), Ltd.	7,398,000	243,991
	Solartech International Holdings, Ltd.	49,600	5,539
#	Solomon Systech International, Ltd.	6,810,000	880,645
	South China Financial Holdings	4,872,000	118,073
	South China Industries, Ltd.	1,124,000	293,428
	Southeast Asia Properties & Finance, Ltd.	263,538	62,438
	Starlight International Holdings, Ltd.	1,903,792	614,516
	Starlite Holdings, Ltd.	694,000	52,779
	Stelux Holdings International, Ltd.	1,307,702	139,190
*	Styland Holdings, Ltd.	101,808	287
	Sun Hing Vision Group Holdings, Ltd.	358,000	151,106
	Sun Hung Kai & Co., Ltd.	3,373,600	3,162,967
	Sun Innovation Holdings, Ltd.	14,203	3,218
	Sunway International Holdings, Ltd.	866,000	48,364
	SW Kingsway Capitol Holdings, Ltd.	2,206,000	104,180
#	Symphony Holdings, Ltd.	4,305,000	607,638
	Tack Fat Group International, Ltd.	4,448,000	722,811
	Tack Hsin Holdings, Ltd.	542,000	35,431
	Tai Cheung Holdings, Ltd.	1,641,000	1,252,951
	Tai Fook Securities Group, Ltd.	1,506,000	743,062
	Tai Sang Land Development, Ltd.	576,984	255,774
*	Tak Shun Technology Group, Ltd.	3,723,200	400,526
	Tak Sing Alliance Holdings, Ltd.	2,909,865	1,344,844
#	Tan Chong International, Ltd.	1,212,000	387,361
*	TCC International Holdings, Ltd.	1,124,000	744,101
# *	TCL Communication Technology Holdings, Ltd.	5,930,000	274,125
# *	TCL Multimedia Technology Holdings, Ltd.	9,606,000	838,380
*	Technology Venture Holdings, Ltd.	586,000	45,750
	Techtronic Industries Co., Ltd.	1,010,000	1,425,118
*	Termbray Industries International (Holdings), Ltd.	2,304,900	224,337
	Tern Properties Co., Ltd.	61,200	28,999
	Texhong Textile Group, Ltd.	1,930,000	355,412
	Texwinca Holdings, Ltd.	3,610,000	2,588,248
*	The Sun’s Group, Ltd.	17,004	4,631
	Tian An China Investments Co., Ltd.	3,081,275	2,281,708
	Tian Teck Land, Ltd.	1,098,000	787,624
	Tianjin Development Holdings, Ltd.	2,484,000	2,751,639
*	Tidetime Sun (Group), Ltd.	196,280	6,486
*	Titan Petrochemicals Group, Ltd.	10,420,000	1,157,611
*	Tomorrow International Holdings, Ltd.	129,642	78,615
	Tongda Group Holdings, Ltd.	8,210,000	661,847
	Tonic Industries Holdings, Ltd.	1,380,000	58,870
#	Top Form International, Ltd.	2,760,000	502,532
*	Topsearch International (Holdings), Ltd.	234,000	30,289
	Tristate Holdings, Ltd.	188,000	62,599
	Truly International Holdings, Ltd.	1,288,000	1,569,719
	Tungtex (Holdings) Co., Ltd.	910,000	248,169
*	Tysan Holdings, Ltd.	1,040,773	95,936
*	United Power Investment, Ltd.	5,696,000	408,462
	Universe International Holdings, Ltd.	573,339	15,540
*	Upbest Group, Ltd.	3,280,000	1,007,640
	U-Right International Holdings, Ltd.	4,746,000	224,418

	USI Holdings, Ltd.	988,999	645,251
	Van Shung Chong Holdings, Ltd.	359,335	58,890
	Varitronix International, Ltd.	907,293	600,604
	Vedan International (Holdings), Ltd.	640,000	87,551
	Veeko International Holdings, Ltd.	1,420,000	44,652
#	Victory City International Holdings, Ltd.	1,787,856	755,799
	Vital Biotech Holdings, Ltd.	470,000	25,355
	Vitasoy International Holdings, Ltd.	2,805,000	1,251,262
# *	VODone, Ltd.	2,216,000	955,684
# *	Vongroup, Ltd.	7,170,000	1,069,199
	VS International Group, Ltd.	1,068,000	57,943
*	VST Holdings, Ltd.	2,202,000	972,326
	Vtech Holdings, Ltd.	657,000	4,794,594
	Wah Ha Realty Co., Ltd.	278,600	90,982
*	Wah Nam International Holdings, Ltd.	38,696	3,766
	Wai Kee Holdings, Ltd.	2,057,738	806,787
	Wang On Group, Ltd.	9,344,460	957,369
*	Warderly International Holdings, Ltd.	520,000	31,965
*	Wellnet Holdings, Ltd.	2,553,200	495,930
*	Willie International Holdings, Ltd.	9,856,000	201,564
*	Winfoong International, Ltd.	1,210,000	111,135
	Wing On Co. International, Ltd.	802,000	1,323,541
*	Wing Shan International, Ltd.	896,000	69,146
	Wong’s International (Holdings), Ltd.	737,641	88,272
*	Wonson International Holdings, Ltd.	202,000	48,688
*	World Houseware (Holdings), Ltd.	605,700	15,126
#	Xinyi Glass Holding Co., Ltd.	3,170,000	2,503,965
	Y. T. Realty Group, Ltd.	965,000	199,672
	Yangtzekiang Garment Manufacturing Co., Ltd.	607,500	116,319
*	Yaohan International Holdings, Ltd.	974,000	—
*	Yau Lee Holdings, Ltd.	534,000	54,026
	YGM Trading, Ltd.	284,000	219,456
	Yip’s Chemical Holdings, Ltd.	1,176,000	783,736
	Yugang International, Ltd.	21,940,000	829,044
*	Yunnan Enterprises Holdings, Ltd.	240,000	29,131
TOTAL COMMON STOCKS			345,931,998

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	28,755
*	Cheuk Nang (Holdings), Ltd. Warrants 02/11/09	48,828	18,134
*	Cheuk Nang (Holdings), Ltd. Warrants 04/30/08	11,097	3,766
*	Chun Wo Holdings, Ltd. Warrants 02/28/09	334,383	25,694
*	Global Green Tech Group, Ltd. Warrants 07/07/08	133,600	4,192
*	Honesty Treasure International Holdings, Ltd. Warrants 06/06/09	410,800	5,261
*	Hop Hing Holdings, Ltd. Warrants 04/30/09	132,053	7,103
*	Kingway Brewery Holdings, Ltd. Rights 06/21/07	851,999	111,295
*	Man Yue International Holdings, Ltd. Warrants 06/05/09	108,400	4,581
*	Pacific Andes International Holdings, Ltd. Rights 06/06/07	1,552,000	166,958
*	Paqing Petroleum and Chemical Warrants 04/18/08	1,607,500	34,997
*	Playmates Holdings, Ltd. Warrants 05/27/07	793,800	1,017
*	Skyfame Realty Holdings, Ltd. Warrants 08/02/08	427,500	39,419
*	Topsearch International (Holdings), Ltd. Warrants 10/31/08	23,400	270
TOTAL RIGHTS/WARRANTS			451,442
TOTAL — HONG KONG			346,383,440

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	3,796
*	Promet Berhad	1,143,000	—
*	Rekapacific Berhad	473,000	—
TOTAL — MALAYSIA			3,796

NEW ZEALAND — (2.4%)
COMMON STOCKS — (2.4%)
*	Abano Healthcare Group, Ltd.	31,300	74,562
	AFFCO Holdings, Ltd.	1,806,887	559,281
#	CanWest Media Works (NZ), Ltd.	333,144	590,597
	Cavalier Corp., Ltd.	283,674	661,602
	CDL Hotels New Zealand, Ltd.	1,387,344	827,330
	CDL Investments New Zealand, Ltd.	370,498	111,556
	Colonial Motor Co., Ltd.	126,795	336,722
	Ebos Group, Ltd.	149,477	586,761
#	Fisher & Paykel Appliances Holdings, Ltd.	1,161,792	3,334,898
#	Freightways, Ltd.	508,275	1,650,215
	Hallenstein Glassons Holdings, Ltd.	241,638	882,647
	Hellaby Holdings, Ltd.	225,492	657,422
	Horizon Energy Distribution, Ltd.	40,420	112,199
	Infratil, Ltd.	275,800	1,310,245
#	Mainfreight, Ltd.	376,510	2,042,006
	Michael Hill International, Ltd.	156,746	1,074,628
# *	New Zealand Oil & Gas, Ltd.	905,359	694,197
	New Zealand Refining Co., Ltd.	392,780	2,049,645
	Northland Port Corp. (New Zealand), Ltd.	219,997	524,305
	Nuplex Industries, Ltd.	327,516	1,738,923
#	Port of Tauranga, Ltd.	541,952	2,800,149
	Provenco Group, Ltd.	524,201	274,637
#	Pumpkin Patch, Ltd.	583,913	1,787,983
	Pyne Gould Guinness, Ltd.	874,384	1,204,617
	Restaurant Brand New Zealand, Ltd.	369,175	244,828
*	Richina Pacific, Ltd.	309,644	116,881
*	Rubicon, Ltd.	995,760	749,501
	Ryman Healthcare Group, Ltd.	2,079,995	3,918,512
	Sanford, Ltd.	418,047	1,401,934
	Scott Technology, Ltd.	60,843	97,240
*	Seafresh New Zealand, Ltd.	80,520	1,662
*	Skellerup Holdings, Ltd.	120,886	107,916
	South Port New Zealand, Ltd.	30,744	52,076
	Steel & Tube Holdings, Ltd.	379,638	1,318,714
*	Tasman Farms, Ltd.	157,056	—
	Taylors Group, Ltd.	29,646	43,793
*	Tenon, Ltd.	19,132	38,766
	Tourism Holdings, Ltd.	402,452	820,131
*	Tower, Ltd.	729,717	1,266,841
	Warehouse Group, Ltd.	45,000	207,194
TOTAL COMMON STOCKS			36,273,116

RIGHTS/WARRANTS — (0.0%)
*	New Zealand Oil & Gas, Ltd. Warrants 06/30/08	350,923	36,213
*	New Zealand Oil Rights 06/26/07	102,919	—
TOTAL RIGHTS/WARRANTS			36,213
TOTAL — NEW ZEALAND			36,309,329

SINGAPORE — (8.0%)
COMMON STOCKS — (8.0%)
*	Acma, Ltd.	3,040,700	238,580
*	Addvalue Technologies, Ltd.	1,043,000	86,432
#	Advanced Holdings, Ltd.	343,000	94,838
	AEM-Evertech Holdings, Ltd.	558,000	70,210
	Amtek Engineering, Ltd.	1,599,250	1,149,113
	Apollo Enterprises, Ltd.	193,000	210,785
	Aqua-Terra Supply Co., Ltd.	465,000	130,609
	Armstrong Industrial Corp.	1,460,000	359,222
*	ASA Group Holdings, Ltd.	586,000	38,178
*	ASI Marine Holdings, Ltd.	497,000	441,758
	Asia Environment Holdings, Ltd.	503,000	266,509
	A-Sonic Aerospace, Ltd.	626,996	99,312
	Aussino Group, Ltd.	967,000	227,309
*	Ban Joo - Company, Ltd.	550,000	51,912
#	Benjamin (F.J.) Holdings, Ltd.	1,095,000	649,587
	Best World International, Ltd.	246,000	165,238
	Beyonics Technology, Ltd.	1,945,800	694,440
	Bonvests Holdings, Ltd.	990,000	1,109,515
	BRC Asia, Ltd.	794,000	94,178
	Broadway Industrial Group, Ltd.	461,000	257,989
*	Brothers (Holdings), Ltd.	252,314	76,459
	Bukit Sembawang Estates, Ltd	214,002	1,702,187
	CEI Contract Manufacturing, Ltd.	432,000	52,498
	Cerebos Pacific, Ltd.	400,000	961,966
	CH Offshore, Ltd.	1,304,200	536,825
	Chemical Industries (Far East), Ltd.	105,910	62,324
#	China Dairy Group, Ltd.	1,502,000	470,127
	China Merchants Holdings Pacific, Ltd.	652,000	343,463
*	China Petrotech Holdings	460,000	148,524
	Chip Eng Seng Corp., Ltd.	1,775,000	705,138
	Chosen Holdings, Ltd.	1,284,000	138,927
	Chuan Hup Holdings, Ltd.	4,385,000	1,036,683
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	36,407
*	Compact Metal Industries, Ltd.	643,000	14,979
	Cougar Logistics Corp.	482,500	174,569
	Courts Singapore, Ltd.	495,000	204,501
#	Creative Technology Co., Ltd.	181,150	864,348
*	CSC Holdings, Ltd.	1,649,000	372,987
#	CSE Global, Ltd.	1,893,000	1,608,579
	CWT, Ltd.	1,384,500	802,893
#	Delong Holdings, Ltd.	814,000	1,946,252
	Eagle Brand Holdings, Ltd.	5,158,000	322,937
*	Eastern Asia Technology, Ltd.	1,844,260	128,825
*	Eastgate Technology, Ltd.	870,000	36,605
	ECS Holdings, Ltd.	1,375,000	566,796
	Ellipsiz, Ltd.	453,000	286,489
	Eng Wah Organisation, Ltd.	265,000	89,205
	Engro Corp., Ltd.	236,000	210,203
*	Enviro-Hub Holdings, Ltd.	876,666	268,240
# *	Eu Yan Sang International, Ltd.	182,000	75,300
*	Eucon Holdings, Ltd.	755,000	77,698
#	Ezra Holdings Pte, Ltd.	512,000	1,911,328
	Federal International (2000), Ltd.	502,000	202,234
*	Firstlink Investments Corp., Ltd.	995,000	69,174

	Food Empire Holdings, Ltd.	892,000	585,321
#	Freight Links Express Holdings, Ltd.	3,893,000	341,296
	Frontline Technologies Corp., Ltd.	3,170,000	344,387
# *	Fu Yu Manufacturing, Ltd.	2,273,750	418,547
	Fuji Offset Plates Manufacturing, Ltd.	33,750	11,023
	GB Holdings, Ltd.	200,000	135,120
	GK Goh Holdings, Ltd.	1,494,000	1,079,833
# *	Global Voice Group, Ltd.	2,054,000	267,220
#	Goodpack, Ltd.	1,592,000	2,212,467
	GP Industries, Ltd.	3,120,209	1,114,325
	Hersing Corp., Ltd.	385,500	101,523
	Hiap Moh Corp., Ltd.	34,874	11,173
#	Hi-P International, Ltd.	1,684,000	1,009,086
	Ho Bee Investment, Ltd.	1,471,000	2,162,348
# *	Hong Fok Corp., Ltd.	1,796,000	1,748,224
	Hong Leong Asia, Ltd.	1,048,000	1,828,339
	Hotel Grand Central, Ltd.	1,016,814	723,041
	Hotel Plaza, Ltd.	1,189,000	1,599,932
	Hotel Properties, Ltd.	1,675,000	6,750,385
	Hour Glass, Ltd.	311,372	285,377
#	HTL International Holdings, Ltd.	1,839,843	1,007,196
	Huan Hsin Holdings, Ltd.	1,138,400	450,732
	HupSteel, Ltd.	1,350,300	509,667
	Hwa Hong Corp., Ltd.	2,488,000	1,327,790
#	Hyflux, Ltd.	850,000	1,454,553
#	IDT Holdings, Ltd.	718,000	244,241
	IFS Capital, Ltd.	348,000	186,221
*	Inno-Pacific Holdings, Ltd.	680,000	19,905
	Innovalues, Ltd.	1,040,000	491,509
	Internet Technology Group, Ltd.	874,408	37,163
*	Interra Resources, Ltd.	37,086	8,071
	Intraco, Ltd.	292,500	94,481
	IPC Corp., Ltd.	700,000	79,163
	Isetan (Singapore), Ltd.	122,500	400,115
	Jadason Enterprises, Ltd.	1,108,000	162,184
*	Jasper Investments, Ltd.	2,267,000	44,760
#	Jaya Holdings, Ltd.	2,733,000	2,718,895
	JK Yaming International, Ltd.	907,000	225,356
	Jurong Cement, Ltd.	132,500	178,579
#	Jurong Technologies Industrial Corp., Ltd.	1,590,600	973,732
	K1 Ventures, Ltd.	5,340,500	1,078,407
#	Keppel Telecommunications and Transportation, Ltd.	2,058,000	3,281,224
	Khong Guan Flour Milling, Ltd.	19,000	41,207
	Kian Ann Engineering, Ltd.	868,000	154,126
	Kian Ho Bearings, Ltd.	781,500	136,534
	Kim Eng Holdings, Ltd.	1,061,000	1,234,446
	Koh Brothers, Ltd.	1,494,000	399,203
	KS Energy Services, Ltd.	371,000	745,547
*	L & M Group Investments, Ltd.	7,107,100	23,235
#	Labroy Marine, Ltd.	3,343,000	5,346,554
*	LanTroVision (S), Ltd.	1,676,250	124,350
	LC Development, Ltd.	2,041,254	320,326
	Lee Kim Tah Holdings, Ltd.	1,600,000	614,395
*	Liang Huat Aluminium, Ltd.	2,954,000	68,671
*	Lion Asiapac, Ltd.	473,000	57,286
	Low Keng Huat Singapore, Ltd.	372,000	600,860
	Lum Chang Holdings, Ltd.	1,134,030	269,571
*	Magnecomp International, Ltd.	931,000	437,066

*	Manhattan Resources, Ltd.	668,000	217,635
	Manufacturing Integration Technology, Ltd.	588,000	89,250
*	MDR, Ltd.	2,040,000	87,309
# *	Mediaring.Com, Ltd.	4,262,500	1,185,428
	Memtech International, Ltd.	1,322,000	194,115
	Metro Holdings, Ltd.	2,256,960	1,506,887
#	Midas Holdings, Ltd.	1,028,000	1,466,246
	Miyoshi Precision, Ltd.	553,500	85,065
	MMI Holdings, Ltd.	1,994,000	2,142,732
	Multi-Chem, Ltd.	1,263,000	186,119
	Natsteel, Ltd.	414,000	428,253
	Nera Telecommunications, Ltd.	1,450,000	363,629
	New Toyo International Holdings, Ltd.	1,043,000	205,568
*	Orchard Parade Holdings, Ltd.	1,084,022	1,047,705
#	Osim International, Ltd.	1,965,600	908,408
	Ossia International, Ltd.	728,332	105,278
	Pan-United Corp., Ltd.	2,193,000	1,313,820
	Pan-United Marine, Ltd.	1,096,500	1,699,129
	PCI, Ltd.	734,000	229,372
	Penguin Boat International, Ltd.	320,000	51,165
	Pertama Holdings, Ltd.	459,750	129,518
#	Petra Foods, Ltd.	205,000	231,658
	Popular Holdings, Ltd.	1,813,000	370,333
	PSC Corp., Ltd.	6,580,413	431,745
	QAF, Ltd.	881,000	291,100
	Qian Hu Corp., Ltd.	408,200	99,706
	Robinson & Co., Ltd.	284,832	922,164
	Rotary Engineering, Ltd.	2,273,600	1,560,459
	San Teh, Ltd.	838,406	310,594
#	SBS Transit, Ltd.	1,011,000	2,311,088
	SC Global Developments, Ltd.	293,000	1,041,676
*	Sea View Hotel, Ltd.	66,000	—
*	Seatown Corp., Ltd.	101,000	1,981
*	Seksun Corpororation, Ltd.	250,000	108,194
	Sembawang Kimtrans, Ltd.	1,618,750	751,939
*	Sim Lian Group, Ltd.	769,000	365,445
	Sin Soon Huat, Ltd.	1,307,000	278,587
	Sing Investments & Finance, Ltd.	198,450	212,076
#	Singapore Food Industries, Ltd.	1,707,000	1,033,774
	Singapore Reinsurance Corp., Ltd	1,695,028	373,201
	Singapore Shipping Corp., Ltd.	1,930,000	651,705
	Singapura Finance, Ltd.	174,062	184,266
# *	Sinomem Technology, Ltd.	902,000	740,512
*	Sinwa, Ltd.	259,000	99,658
	SMB United, Ltd.	2,010,000	451,382
	SNP Corp., Ltd.	466,495	292,204
	SP Chemicals, Ltd.	750,000	596,757
*	SP Corp., Ltd.	454,000	38,633
	Stamford Land Corp., Ltd.	3,229,000	1,177,274
	Straits Trading Co., Ltd.	1,117,200	3,282,461
	Sunningdale Tech, Ltd.	1,332,000	341,907
*	Sunright, Ltd.	378,000	98,711
	Superbowl Holdings, Ltd.	980,000	187,107
	Superior Metal Printing, Ltd.	490,500	47,277
#	Tat Hong Holdings, Ltd.	948,000	1,218,767
*	Thakral Corp., Ltd.	6,028,000	579,639
	Tiong Woon Corp. Holding, Ltd.	1,359,000	723,827
	Transmarco, Ltd.	106,500	63,942

	Trek 2000 International, Ltd.	1,004,000	240,286
	TT International, Ltd.	2,109,600	423,866
*	Tuan Sing Holdings, Ltd.	3,362,000	758,894
*	Ultro Technologies, Ltd.	530,000	60,645
	UMS Holdings, Ltd.	941,000	356,684
#	Unisteel Technology, Ltd.	1,521,875	2,172,972
	United Engineers, Ltd.	846,666	2,009,576
	United Overseas Insurance, Ltd.	125,500	456,904
*	United Pulp & Paper Co., Ltd.	708,000	146,443
# *	United Test & Assembly Center, Ltd.	2,655,000	1,615,673
	UOB-Kay Hian Holdings, Ltd.	1,681,000	1,791,392
	Vicom, Ltd.	120,000	131,130
#	WBL Corp., Ltd.	647,000	1,972,595
	Xpress Holdings, Ltd.	2,342,000	265,105
*	Yellow Pages (Singapore), Ltd.	299,000	275,655
	YHI International, Ltd.	1,134,000	313,465
	Yoma Strategic Holdings, Ltd.	132,000	26,531
*	Yongnam Holdings, Ltd.	1,886,000	442,506
*	Zhongguo Jilong, Ltd.	250,204	7,236
TOTAL COMMON STOCKS			119,799,610

RIGHTS/WARRANTS — (0.0%)
# *	Bukit Sembawang Estates, Ltd. Warrants 11/13/07	107,001	563,200
*	Eastgate Technology, Ltd. Warrants 05/14/12	174,000	2,275
*	Eastgate Technology, Ltd. Warrants 09/11/11	174,000	3,413
*	Singapura Finance, Ltd. Warrants 02/24/09	34,812	14,681
*	United Pulp & Paper Co., Ltd. Warrants 05/29/12	177,000	—
TOTAL RIGHTS/WARRANTS			583,569
TOTAL — SINGAPORE			120,383,179

UNITED KINGDOM — (0.2%)
COMMON STOCKS — (0.2%)
#	Tullow Oil P.L.C.	290,691	2,191,791

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
*	Exergy, Inc.	7,260	—

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $3,855,000 FNMA 5.058%(r), 01/01/36, valued at $3,501,564) to be repurchased at $3,449,497	$3,449	3,449,000

SECURITIES LENDING COLLATERAL — (27.7%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $29,899,344 FHLMC, rates ranging from 4.418%(r) to 5.961%(r), maturities ranging from 10/01/32 to 07/01/36 & FNMA 4.333%(r), 07/01/35 & 6.000%, 05/01/37, valued at $15,844,656) to be repurchased at $15,535,968	15,534	15,533,677

@	Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $361,292,370 FHLMC 6.500%, 11/01/36 & 04/01/37, valued at $348,660,373) to be repurchased at $341,874,313	341,824	341,823,894
@	Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $70,720,000 FNMA, rates ranging from 5.500% to 6.000%, maturities ranging from 05/01/35 to 09/01/36, valued at $58,949,811) to be repurchased at $57,801,019	57,793	57,792,527
TOTAL SECURITIES LENDING COLLATERAL			415,150,098

TOTAL INVESTMENTS — (100.0%) (Cost $1,118,291,535)			$1,497,472,707

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

		Shares	Value††

COMMON STOCKS — (99.2%)
Consumer Discretionary — (18.5%)
	4imprint P.L.C.	96,735	$883,798
*	Abbeycrest P.L.C.	42,590	18,975
	Aga Foodservice Group P.L.C.	432,875	3,420,113
	Alba P.L.C.	184,693	643,443
	Alexandra P.L.C.	124,343	383,223
	Alexon Group P.L.C.	229,363	1,119,262
	Alpha Airports Group P.L.C.	623,813	1,163,589
	Arena Leisure P.L.C.	1,411,547	2,010,879
	Avesco Group P.L.C.	29,998	78,679
	Avon Rubber P.L.C.	126,434	469,954
	Barratt Developments P.L.C.	7,452	161,124
	Beale P.L.C.	22,161	28,325
	Bellway P.L.C.	298,107	8,473,464
	Ben Bailey P.L.C.	40,986	547,615
	Blacks Leisure Group P.L.C.	181,058	892,469
	Bloomsbury Publishing P.L.C.	281,545	1,038,272
	Boot (Henry) P.L.C.	424,450	2,414,714
	Bovis Homes Group P.L.C.	449,404	9,428,792
	BPP Holdings P.L.C.	222,896	2,846,095
	Brown (N) Group P.L.C.	898,268	5,973,039
	Caffyns P.L.C.	6,000	130,094
	Carpetright P.L.C.	141,976	3,120,942
*	Celtic P.L.C.	61,138	69,297
	Centaur Media P.L.C.	599,070	1,681,595
	Character Group P.L.C.	97,314	330,215
	Chime Communications P.L.C.	1,055,433	1,196,589
	Chrysalis Group P.L.C.	526,419	1,392,357
	Churchill China P.L.C.	30,000	189,119
	Clinton Cards P.L.C.	740,506	1,047,888
	Colefax Group P.L.C.	60,000	309,932
	Cosalt P.L.C.	54,491	496,290
	Creston P.L.C.	213,773	744,866
	Dawson Holdings P.L.C.	253,045	521,735
*	Dawson International P.L.C.	100,688	7,744
	Dignity P.L.C.	252,324	3,568,132
*	Entertainment Rights P.L.C.	2,258,940	1,432,029
	Euromoney Institutional Investor P.L.C.	277,986	3,766,515
	Findel P.L.C.	380,020	5,615,963
	First Choice Holidays P.L.C.	1,764,534	12,481,045
*	Forminster P.L.C.	43,333	3,218

	French Connection Group P.L.C.	384,233	1,725,614
	Fuller Smith & Turner P.L.C. Series A	53,097	1,938,612
	Future P.L.C.	1,363,027	1,099,878
*	Galiform P.L.C.	2,349,090	7,140,313
	Game Group P.L.C.	1,507,827	5,297,431
	Games Workshop Group P.L.C.	104,823	580,978
*	Gaskell P.L.C.	36,000	1,782
	GCAP Media P.L.C.	688,164	2,967,505
*	Global Natural Energy P.L.C.	11,004	21,571
	Greene King P.L.C.	411,407	9,078,567
	Halfords Group P.L.C.	954,932	7,425,951
	Haynes Publishing Group P.L.C.	14,703	96,506
	Headlam Group P.L.C.	317,864	3,903,528
*	Highbury House Communications P.L.C.	439,166	—
	HMV Group P.L.C.	1,650,324	3,503,442
	Holidaybreak P.L.C.	182,382	3,160,559
	Hornby P.L.C.	154,220	873,546
	Huntsworth P.L.C.	818,058	1,663,842
*	Instore P.L.C.	818,461	348,440
	Jessops P.L.C.	461,640	178,574
	JJB Sports P.L.C.	949,037	5,109,637
	John David Group P.L.C.	126,388	1,495,497
	Johnston Press P.L.C.	351,694	3,094,069
*	Lambert Howarth Group P.L.C.	43,203	32,697
	Land of Leather Holdings P.L.C.	194,670	1,027,394
	Laura Ashley Holdings P.L.C.	2,887,571	1,700,428
	Lookers P.L.C.	709,211	2,938,000
	Luminar P.L.C.	295,294	4,621,822
	Mallett P.L.C.	46,337	228,885
	Manganese Bronze Holdings P.L.C.	68,818	1,238,473
	Marchpole Holdings P.L.C.	111,635	398,741
*	Mayflower Corp. P.L.C.	550,636	—
	Menzies (John) P.L.C.	219,888	2,502,906
	Mice Group P.L.C.	844,000	100,251
	Millennium and Copthorne Hotels P.L.C.	207,665	3,081,384
*	Monsoon P.L.C.	71,000	543,849
	Moss Bros Group P.L.C.	234,511	318,971
	Mothercare P.L.C.	305,941	2,470,097
*	MyTravel Group P.L.C.	1,643,447	10,751,947
*	Newcastle United P.L.C.	253,896	484,986
	Next Fifteen Communications P.L.C.	25,000	46,111
*	Nord Anglia Education P.L.C.	130,842	805,346
	Northamber P.L.C.	75,888	103,818
*	NXT P.L.C.	339,588	131,013
*	Owen (H.R.) P.L.C.	71,542	175,863
*	Pace Micro Technology P.L.C.	769,447	1,386,523
*	Partridge Fine Arts P.L.C.	26,127	21,470
#	Pendragon P.L.C.	2,261,855	4,941,238
	Photo-Me International P.L.C.	1,340,534	2,158,841
*	Pinewood Shep P.L.C.	187,350	1,066,357
*	Pittards P.L.C.	60,985	6,899
	Portmeirion Group P.L.C.	22,856	151,618

*	Pressac P.L.C.	78,129	1,160
*	QXL Ricardo P.L.C.	66,280	1,447,803
	Redrow P.L.C.	644,914	7,534,198
*	Regent Inns P.L.C.	459,957	807,427
	Restaurant Group P.L.C.	753,607	4,943,484
*	Sanctuary Group P.L.C.	690,814	232,507
	SCS Upholstery P.L.C.	127,472	708,873
	Sinclair (William) Holdings P.L.C.	53,000	124,157
	Sirdar P.L.C.	69,754	38,773
	SMG P.L.C.	965,594	1,195,224
	Smith News P.L.C.	635,227	1,741,814
*	Southampton Leisure Holdings P.L.C.	19,615	23,256
*	SPG Media Group P.L.C.	75,298	7,082
*	Sportech P.L.C.	1,929,733	582,111
	St. Ives P.L.C.	432,276	2,369,965
*	Stylo P.L.C.	64,096	94,130
	Taylor Nelson Sofres P.L.C.	1,605,792	7,978,781
	Ted Baker P.L.C.	161,948	1,925,052
*	TG21 P.L.C.	85,507	10,137
*	Tinopolis P.L.C.	175,752	128,601
	Topps Tiles P.L.C.	783,092	3,986,477
*	Torotrak P.L.C.	428,384	341,918
*	Tottenham Hotspur P.L.C.	150,000	402,702
	UTV P.L.C.	217,432	1,837,353
	Victoria P.L.C.	12,000	68,688
	Vitec Group P.L.C.	150,307	1,818,526
	Wagon P.L.C.	227,775	538,919
*	Wembley P.L.C.	68,694	13,602
*	Westcity P.L.C.	96,111	87,524
	Wetherspoon (J.D.) P.L.C.	552,111	6,805,635
	WH Smith P.L.C.	635,227	5,365,729
	Wilmington Group P.L.C.	356,207	1,801,516
	Woolworths Group P.L.C.	5,587,422	3,041,679
Total Consumer Discretionary			242,247,962

Consumer Staples — (4.3%)
*	Anglo-Eastern Plantations P.L.C.	111,453	909,080
	Barr (A.G.) P.L.C.	64,252	1,791,116
	Cranswick P.L.C.	179,621	3,200,623
	Dairy Crest Group P.L.C.	540,816	7,293,648
	Devro P.L.C.	623,198	1,453,149
*	European Home Retail P.L.C.	109,256	—
	Greggs P.L.C.	38,326	4,056,665
	Marston’s P.L.C.	1,139,704	10,558,994
	McBride P.L.C.	734,260	3,787,188
	Nichols P.L.C.	66,550	384,809
	Northern Foods P.L.C.	2,023,798	5,095,446
	Premier Foods P.L.C.	1,020,492	6,491,647
	PZ Cussons P.L.C.	1,207,838	4,096,099
	R.E.A. Holdings P.L.C.	44,233	430,183
	Robert Wiseman Dairies P.L.C.	283,369	2,779,003
*	Swallowfield P.L.C.	15,000	23,323

	Thorntons P.L.C.	313,060	1,166,157
	Uniq P.L.C.	463,373	2,018,400
	Young & Co’s Brewery P.L.C.	10,000	573,010
	Young & Co’s Brewery P.L.C. Class A	5,234	361,515
Total Consumer Staples			56,470,055

Energy — (6.5%)
	Abbot Group P.L.C.	896,741	4,990,356
	Anglo Pacific Group P.L.C.	333,865	1,028,831
	Burren Energy P.L.C.	421,226	6,692,012
*	Dana Petroleum P.L.C.	337,760	7,602,197
*	Emerald Energy P.L.C.	220,639	795,362
	Expro International Group P.L.C.	417,648	7,607,517
	Fisher (James) & Sons P.L.C.	192,145	2,376,171
*	Fortune Oil P.L.C.	5,933,254	726,170
	Hunting P.L.C.	441,804	7,004,425
	JKX Oil and Gas P.L.C.	501,885	3,302,558
	KBC Advanced Technologies P.L.C.	163,011	153,269
	Lupus Capital P.L.C.	429,989	163,763
	Melrose Resources P.L.C.	388,991	2,677,868
*	Premier Oil P.L.C.	335,038	7,333,303
*	Soco International P.L.C.	294,449	8,893,995
	Sondex P.L.C.	252,247	1,843,266
*	U.K. Coal P.L.C.	590,118	6,328,852
*	Venture Production P.L.C.	434,519	6,039,865
	Wood Group (John) P.L.C.	1,504,358	9,255,130
Total Energy			84,814,910

Financials — (17.2%)
	Aberdeen Asset Management P.L.C.	2,223,016	9,404,774
	Arbuthnot Banking Group P.L.C.	67,329	719,518
	Atrium Underwriting P.L.C.	201,408	1,168,297
	Benfield Group, Ltd. P.L.C.	79,000	489,332
*	Bradstock Group P.L.C.	5,200	4,531
	Brewin Dolphin Holdings P.L.C.	874,105	3,616,189
	Brit Insurance Holdings P.L.C.	1,320,379	9,071,771
	Brixton P.L.C.	952,536	9,012,488
	Capital & Regional P.L.C.	275,300	7,546,560
*	Catlin Group, Ltd.	242,131	2,436,270
	Chesnara P.L.C.	92,900	326,997
*	CLS Holdings P.L.C.	268,490	3,959,689
	Collins Stewart P.L.C.	407,502	1,897,924
	Daejan Holdings P.L.C.	43,621	3,880,889
	Derwent London P.L.C.	400,762	16,456,224
	Development Securities P.L.C.	177,708	2,165,833
	Domestic & General Group P.L.C.	150,694	4,216,052
	DTZ Holdings P.L.C.	209,951	2,398,131
	Erinaceous Group P.L.C.	465,172	2,455,406
	Evolution Group P.L.C.	1,152,902	3,193,349
	F&C Asset Management P.L.C.	1,670,683	6,344,562
*	Freeport P.L.C.	152,318	1,102,307
	Grainger Trust P.L.C.	436,048	5,483,963

	Great Portland Estates P.L.C.	722,131	10,239,112
	Guiness Peat Group P.L.C.	1,424,556	2,385,883
*	Hampton Trust P.L.C.	232,050	—
	Hardy Underwriting Group P.L.C.	138,704	809,161
*	Hawtin P.L.C.	196,500	67,172
	Helical Bar P.L.C.	369,082	3,288,542
	Henderson Group P.L.C.	3,717,144	11,977,821
	Highway Insurance Holdings P.L.C.	844,999	1,363,951
	Hiscox, Ltd.	1,606,168	9,146,185
	Hitachi Capital UK P.L.C.	158,219	817,915
	IG Group Holdings P.L.C.	1,022,499	6,701,352
	Intermediate Capital Group P.L.C.	181,009	6,784,893
	Jardine Lloyd Thompson Group P.L.C.	678,286	6,202,200
	Kensington Group P.L.C.	248,504	2,426,201
	Kiln, Ltd.	1,128,975	2,731,951
	Liontrust Asset Management P.L.C.	45,569	361,605
	London Scottish Bank P.L.C.	491,096	1,072,213
*	Marylebone Warwick Balfour Group P.L.C.	379,622	2,129,289
	McKay Securities P.L.C.	97,232	820,665
*	Minerva P.L.C.	574,142	4,568,411
	Mucklow (A & J) Group P.L.C.	221,136	1,992,779
*	Panmure Gorden & Co. P.L.C.	15,272	45,635
	Paragon Group of Companies P.L.C.	153,200	1,617,888
	Park Group P.L.C.	291,600	115,479
	Primary Health Properties P.L.C.	66,520	572,513
*	Probus Estates P.L.C.	83,333	165
	Quintain Estates & Development P.L.C.	161,208	2,604,086
	Rathbone Brothers P.L.C.	132,562	3,520,817
	Rensburg Sheppards P.L.C.	152,060	2,844,732
	Rugby Estates P.L.C.	15,328	195,010
	Rutland Trust P.L.C.	85,288	113,123
	S & U P.L.C.	21,140	247,906
*	Safeland P.L.C.	25,000	48,778
	Savills P.L.C.	443,892	5,630,257
	Shaftesbury P.L.C.	572,839	7,828,641
	Shore Capital Group P.L.C.	1,227,370	2,040,473
	St. Modwen Properties P.L.C.	417,287	5,774,125
	Stanley (Charles) Group P.L.C.	117,317	881,392
	Town Centre Securities P.L.C.	206,327	2,236,094
	Tullett Prebon P.L.C.	247,502	2,426,245
	Unite Group P.L.C.	457,428	4,400,679
	Warner Estate Holdings P.L.C.	172,730	2,537,868
	Workspace Group P.L.C.	663,597	5,976,169
Total Financials			224,896,432

Health Care — (3.0%)
*	Acambis P.L.C.	372,178	996,384
*	Alizyme P.L.C.	660,805	1,184,641
*	Antisoma P.L.C.	1,755,079	1,810,208
*	Ark Theraputics Group P.L.C.	654,350	1,858,984
*	Asterand P.L.C.	160,000	23,356
*	Axis-Shield P.L.C.	215,716	970,801

*	BBI Holdings P.L.C.	40,315	136,042
	Bespak P.L.C.	114,539	1,606,826
*	Biocompatibles International P.L.C.	150,111	567,524
*	Bionostics P.L.C.	171,391	79,761
*	Bioquell P.L.C.	90,893	325,860
*	BTG P.L.C.	489,797	1,367,628
	Care U.K. P.L.C.	205,547	3,272,656
*	Clinical Computing P.L.C.	46,666	5,313
	Corin Group P.L.C.	151,637	1,524,062
	Dechra Pharmaceuticals P.L.C.	204,340	1,455,923
*	Genetix Group P.L.C.	151,246	193,399
*	Global Health Partners P.L.C.	932	3,221
	Goldshield Group P.L.C.	123,034	486,496
*	Gyrus Group P.L.C.	587,649	5,909,844
*	iSOFT Group P.L.C.	737,364	660,317
*	MDY Healthcare P.L.C.	11,736	20,450
*	Medical Solutions P.L.C.	140,731	19,485
	Nestor Healthcare Group P.L.C.	443,850	1,428,145
*	Osmetech P.L.C.	66,935	33,091
*	Oxford Biomedica P.L.C.	2,007,523	1,659,931
*	Phytopharm P.L.C.	111,349	114,934
*	Pinnacle Staffing Group P.L.C.	303,219	64,544
*	Protherics P.L.C.	1,046,492	1,285,042
*	Provalis P.L.C.	796,584	4,732
	Ransom (William) & Son P.L.C.	30,000	27,305
*	SkyePharma P.L.C.	1,738,458	894,086
	SSL International P.L.C.	779,371	6,533,725
*	Vectura Group P.L.C.	491,081	829,405
*	Vernalis P.L.C.	1,131,506	1,358,829
Total Health Care			38,712,950

Industrials — (33.7%)
*	AEA Technology P.L.C.	539,970	1,205,881
	Aggreko P.L.C.	1,038,893	11,666,344
	Air Partner P.L.C.	35,296	971,594
*	Airflow Streamlines P.L.C.	20,500	23,747
	Alumasc Group P.L.C.	131,547	590,259
	Amec P.L.C.	683,554	8,060,672
	Arriva P.L.C.	577,614	8,304,144
	Ashtead Group P.L.C.	1,337,718	4,275,449
	Atkins (WS) P.L.C.	445,124	9,890,359
*	Autologic Holdings P.L.C.	96,590	205,346
*	Avis Europe P.L.C.	3,154,308	3,733,697
	Babcock International Group P.L.C.	857,669	9,346,426
*	Bailey (C.H.) P.L.C.	20,950	34,254
*	BB Holdings, Ltd.	8,709	43,475
	BBA Aviation P.L.C.	546,674	3,084,216
	Black Arrow Group P.L.C.	56,500	81,111
	Bodycote International P.L.C.	1,195,464	6,937,878
	Braemar Seascope Group P.L.C.	73,913	631,783
	Brammer P.L.C.	189,691	1,323,767
	BSS Group P.L.C.	489,028	4,878,309

	Business Post Group P.L.C.	204,928	1,885,376
	Camellia P.L.C.	2,437	433,465
	Carillion P.L.C.	1,140,139	9,735,713
*	Carlisle Group, Ltd.	3,484	8,274
	Carr’s Milling Industries P.L.C.	35,330	386,401
	Carter & Carter Group P.L.C.	122,848	2,567,580
	Castings P.L.C.	163,887	977,771
	Charles Taylor Consulting P.L.C.	143,225	1,073,965
*	Charter P.L.C.	561,590	11,489,325
	Chemring Group P.L.C.	130,647	5,535,340
	Chloride Group P.L.C.	1,013,356	3,206,305
	Christie Group P.L.C.	53,263	267,670
	Clarke (T.) P.L.C.	148,717	673,866
	Clarkson P.L.C.	54,733	1,026,460
	Communisis P.L.C.	577,296	748,312
	Cookson Group P.L.C.	694,799	9,853,411
*	Corporate Services Group P.L.C.	3,685,688	621,563
*	Costain Group P.L.C.	1,306,155	1,377,358
*	Danka Business Systems P.L.C.	1,029,605	246,821
	Dart Group P.L.C.	296,000	676,918
	Datamonitor P.L.C.	280,739	3,663,120
	Davis Service Group P.L.C.	687,656	8,876,337
	De La Rue P.L.C.	676,542	10,091,029
	Dewhurst P.L.C. Class A Non-Voting	15,500	57,547
	Dewhurst P.L.C. ORD	9,000	36,801
	Domino Printing Sciences P.L.C.	449,538	2,948,648
*	easyJet P.L.C.	742,283	8,359,409
	Eleco P.L.C.	104,685	196,750
	Enodis P.L.C.	1,641,473	6,731,491
	Fenner P.L.C.	609,311	2,804,862
	FKI P.L.C.	2,265,782	6,192,279
	Forth Ports P.L.C.	187,302	7,619,279
*	Fortress Holdings P.L.C.	120,728	6,574
	Galliford Try P.L.C.	1,117,974	3,838,762
	Gibbs & Dandy P.L.C.	37,672	317,508
	Gleeson (M.J.) Group P.L.C.	195,875	1,610,312
	Glotel P.L.C.	119,419	133,991
	Go-Ahead Group P.L.C.	178,245	9,222,638
*	Hampson Industries P.L.C.	320,091	1,026,619
*	Harvey Nash Group P.L.C.	261,144	405,019
	Havelock Europa P.L.C.	141,758	465,716
	Heath (Samuel) & Sons P.L.C.	7,500	72,769
	Helphire Group P.L.C.	553,273	4,527,289
*	Heywood Williams Group P.L.C.	323,020	650,253
	Homeserve P.L.C.	238,474	8,846,124
	Hyder Consulting P.L.C.	159,637	1,551,570
	Interserve P.L.C.	499,531	5,060,879
	Intertek Group P.L.C.	512,085	9,267,833
*	Invensys P.L.C.	1,628,063	12,572,150
	Ite Group P.L.C.	966,080	3,686,162
	James Halstead P.L.C.	104,416	1,297,541
	Johnson Service Group P.L.C.	206,862	1,469,501

	Keller Group P.L.C.	266,279	5,671,607
	Kier Group P.L.C.	145,769	6,591,357
	Latchways P.L.C.	42,476	1,063,486
	Lavendon Group P.L.C.	154,941	1,809,755
	Lincat Group P.L.C.	27,306	315,990
	Litho Supplies P.L.C.	20,000	26,728
*	Lorien P.L.C.	60,000	99,804
	Low & Bonar P.L.C.	707,849	1,993,634
	Management Consulting Group P.L.C.	1,055,808	1,154,906
	McAlpine (Alfred) P.L.C.	407,456	3,898,108
	Metalrax Group P.L.C.	508,719	762,404
	Michael Page International P.L.C.	1,224,495	13,839,648
	Mitie Group P.L.C.	1,263,634	6,836,826
	Molins P.L.C.	82,233	283,330
	Morgan Crucible Company P.L.C.	1,212,085	6,951,651
	Morgan Sindall P.L.C.	146,726	3,877,905
	Mouchel Parkman P.L.C.	437,972	3,620,460
	MS International P.L.C.	71,500	238,639
	New Avesco P.L.C.	29,998	52,569
	Northern Recruitment Group P.L.C.	36,500	79,402
	Northgate P.L.C.	252,005	5,281,223
	Ocean Wilsons Holdings, Ltd.	84,250	1,572,823
*	OneSource Services, Inc.	544	6,959
	OPD Group P.L.C.	102,094	967,959
	Parkwood Holdings P.L.C.	72,980	179,320
*	Penna Consulting P.L.C.	91,728	155,296
	Quantica P.L.C.	245,300	208,495
	Regus Group P.L.C.	3,865,759	11,429,920
	Reliance Security Group P.L.C.	49,710	746,086
*	Renold P.L.C.	270,995	746,929
	Ricardo P.L.C.	220,336	1,625,504
	Robert Walters P.L.C.	326,957	2,439,691
	ROK P.L.C.	633,380	3,046,516
	RPS Group P.L.C.	824,831	5,961,775
	Salvesen (Christian) P.L.C.	950,714	1,138,668
	Senior P.L.C.	1,562,041	2,690,680
	Serco Group P.L.C.	134,385	1,266,661
	Severfield-Rowan P.L.C.	84,679	3,726,240
	Shanks Group P.L.C.	969,620	5,227,013
	SIG P.L.C.	445,720	12,530,503
	Smart (J.) & Co. (Contractors) P.L.C.	22,500	356,422
	Speedy Hire P.L.C.	183,252	4,682,084
	Spirax-Sarco Engineering P.L.C.	318,471	6,452,152
	Spring Group P.L.C.	596,238	810,508
	Stagecoach Group P.L.C.	1,199,457	4,391,562
*	Stagecoach Group P.L.C. Series C	1,865,823	2,327,569
*	Stanelco P.L.C.	2,148,370	20,433
	Tarsus Group P.L.C.	218,489	1,040,622
	TDG P.L.C.	326,296	2,006,545
	Tex Holdings P.L.C.	14,000	31,187
*	The 600 Group P.L.C.	218,038	238,233
	Thorpe (F.W.) P.L.C.	24,000	311,432

*	Tinsley (Eliza) Group P.L.C.	19,844	3,536
*	Trafficmaster P.L.C.	553,279	692,351
	Tribal Group P.L.C.	125,000	401,367
	Trifast P.L.C.	359,985	582,635
	Ultra Electronics Holdings P.L.C.	276,414	6,835,072
	Umeco P.L.C.	177,143	1,762,171
*	Universal Salvage P.L.C.	104,608	405,414
*	Volex Group P.L.C.	241,088	766,179
	Vp P.L.C.	172,286	1,262,589
	VT Group P.L.C.	708,023	8,374,218
	Waterman Group P.L.C.	108,139	422,956
	Watermark Group P.L.C.	189,106	84,358
	Weir Group P.L.C.	853,629	11,464,611
	Whatman P.L.C.	520,176	2,919,512
	White Young Green P.L.C.	183,454	1,625,221
*	Wilshaw P.L.C.	198,409	15,224
	Wincanton P.L.C.	478,403	3,662,468
	WSP Group P.L.C.	254,125	3,720,064
*	XP Power, Ltd.	73,546	740,203
Total Industrials			440,212,735

Information Technology — (11.5%)
	Abacus Group P.L.C.	285,469	643,861
	Acal P.L.C.	104,729	822,370
	Alphameric P.L.C.	486,081	552,863
*	Alterian P.L.C.	179,139	572,799
	Amstrad P.L.C.	311,793	834,320
	Anite Group P.L.C.	1,273,342	1,953,761
*	ARC International P.L.C.	623,793	653,642
*	Autonomy Corp. P.L.C.	696,972	10,686,722
	Aveva Group P.L.C.	272,544	5,085,227
	Axon Group P.L.C.	251,554	3,882,013
*	Bede P.L.C.	135,978	10,811
*	Blinkx P.L.C.	696,972	686,594
	CML Microsystems P.L.C.	28,361	76,246
	Computacenter P.L.C.	377,178	1,847,243
*	CSR P.L.C.	107,309	1,654,233
	Detica Group P.L.C.	485,719	3,695,251
	Dialight P.L.C.	111,362	434,470
	Dicom Group P.L.C.	325,477	1,289,460
	Dimension Data Holdings P.L.C.	939,000	1,014,200
	Diploma P.L.C.	89,213	1,723,429
	DRS Data & Research Services P.L.C.	26,825	17,847
	E2V Technologies P.L.C.	254,720	2,346,096
	Electrocomponents P.L.C.	1,319,110	8,091,675
	Electronic Data Processing P.L.C.	55,200	86,305
*	Eurodis Electron P.L.C.	2,118,657	44,050
	Fidessa Group P.L.C.	134,098	2,779,690
	Filtronic P.L.C.	338,741	864,779
	Financial Objects P.L.C.	17,000	20,273
	GB Group P.L.C.	415,333	263,191
*	Gresham Computing P.L.C.	204,631	509,886

	Halma P.L.C.	1,554,692	7,175,942
	ICM Computer Group P.L.C.	64,101	664,903
*	Imagination Technologies Group P.L.C.	908,378	2,301,089
	Independent Media Distribution P.L.C.	21,621	17,973
*	Innovation Group P.L.C.	2,537,718	1,784,639
*	Intec Telecom Systems P.L.C.	1,201,847	977,280
	Intelek P.L.C.	99,880	31,642
*	Kewill Systems P.L.C.	309,597	515,043
	Laird Group P.L.C.	735,436	8,643,472
	Macro 4 P.L.C.	68,736	285,394
	Micro Focus International P.L.C.	396,450	2,157,517
	Microgen P.L.C.	404,360	407,415
	Misys P.L.C.	2,032,165	10,128,954
	Morse P.L.C.	450,565	902,459
	MTL Instruments Group P.L.C.	71,580	726,415
*	nCipher P.L.C.	110,961	574,249
	Netstore P.L.C.	143,737	86,854
	Northgate Information Solutions P.L.C.	1,948,142	3,076,398
	NSB Retail Systems P.L.C.	1,317,725	764,404
	Oxford Instruments P.L.C.	194,358	1,110,169
*	Parity Group P.L.C.	7,621	12,384
	Phoenix IT Group, Ltd.	75,000	573,395
*	Plasmon P.L.C.	259,985	240,880
	Premier Farnell P.L.C.	1,368,932	5,828,078
	Psion P.L.C.	513,902	1,456,478
	Raymarine P.L.C.	289,080	2,441,625
	Renishaw P.L.C.	222,795	3,281,741
	Revenue Assurance Services P.L.C.	30,304	79,881
	RM P.L.C.	359,199	1,482,620
	Rotork P.L.C.	368,996	6,716,227
*	SCi Entertainment Group P.L.C.	183,051	1,823,653
*	Scipher P.L.C.	34,563	770
*	SDL P.L.C.	279,025	2,242,879
*	Servicepower Technologies P.L.C.	235,191	77,022
	Spectris P.L.C.	508,179	9,417,630
*	Spirent Communications P.L.C.	2,769,967	4,170,185
*	Superscape Group P.L.C.	508,419	103,347
*	Surfcontrol P.L.C.	104,638	1,303,368
*	Tadpole Technology P.L.C.	1,690,333	146,434
*	Telent P.L.C.	263,768	2,584,856
*	Telspec P.L.C.	25,000	3,278
	Trace Group P.L.C.	33,552	100,652
	TT electronics P.L.C.	543,437	2,340,081
	Vega Group P.L.C.	80,607	424,816
	Vislink P.L.C.	588,460	965,974
*	Wolfson Microelectronics P.L.C.	453,006	2,724,684
*	Workplace Systems International P.L.C.	238,739	33,502
	XAAR P.L.C.	220,887	1,043,314
	XANSA P.L.C.	1,401,080	2,455,533
	Zetex P.L.C.	324,690	574,435
Total Information Technology			150,125,240

Materials — (3.6%)
*	Amberley Group P.L.C.	200,000	38,612
*	API Group P.L.C.	103,483	191,590
	Baggeridge Brick P.L.C.	136,350	615,651
	British Polythene Industries P.L.C.	102,332	921,063
	Carclo P.L.C.	214,230	482,949
	Chamberlin & Hill P.L.C.	18,000	72,228
	Chapelthorpe P.L.C.	656,803	55,337
*	Coral Products P.L.C.	50,000	11,401
	Croda International P.L.C.	495,398	6,789,412
	Cropper (James) P.L.C.	22,000	110,044
	Delta P.L.C.	500,743	1,439,076
	DS Smith P.L.C.	1,570,921	7,780,099
	Dyson Group P.L.C.	127,757	770,077
	Elementis P.L.C.	1,769,990	3,277,764
	Ennstone P.L.C.	1,940,949	2,084,506
	Filtrona P.L.C.	724,553	4,144,408
	Hill & Smith Holdings P.L.C.	280,223	2,103,744
*	Inveresk P.L.C.	150,000	53,417
	Macfarlane Group P.L.C.	378,287	235,893
	Marshalls P.L.C.	662,347	4,863,250
*	OpSec Security Group P.L.C.	117,822	184,167
	Porvair P.L.C.	158,128	411,403
	RPC Group P.L.C.	402,719	2,239,159
*	Scapa Group P.L.C.	456,918	207,725
*	Scarborough Minerals P.L.C.	14,622	18,804
	Treatt P.L.C.	14,957	94,698
	Victrex P.L.C.	314,861	4,977,736
	Yule Catto & Co. P.L.C.	540,291	2,534,446
	Zotefoams P.L.C.	96,852	240,452
Total Materials			46,949,111

Other — (0.0%)
*	Aries Insurance Services P.L.C.	62,500	—
*	Full Circle Future, Ltd.	135,600	—
*	Garton Engineering P.L.C.	10,248	—
*	Industrial & Commercial Holdings P.L.C.	5,000	148
*	Pisces Property Services P.L.C.	62,500	—
*	Richmond Oil & Gas P.L.C.	220,000	—
*	RMS Communications P.L.C.	15,000	—
*	Secure Ventures (No. 6) P.L.C.	62,500	—
*	Secure Ventures (No. 7) P.L.C.	62,500	—
*	SFI Holdings, Ltd. Series A	26,713	16,397
*	Tandem Group P.L.C.	327,365	—
*	Terence Chapman Group P.L.C.	62,500	393
*	Whitecroft P.L.C.	105,000	—
Total Other			16,938

Telecommunication Services — (0.8%)
*	Colt Telecom Group P.L.C.	858,120	2,632,791
	Kingston Communications P.L.C.	1,458,104	2,126,782
*	Redstone P.L.C.	125,910	238,115

	Telecom Plus P.L.C.	294,204	1,113,701
*	Thus Group P.L.C.	600,824	2,189,326
* #	Vanco P.L.C.	232,704	1,959,522
	Total Telecommunication Services		10,260,237

	Utilities — (0.1%)
	Dee Valley Group P.L.C.	12,109	270,607
	Hydro International P.L.C.	27,669	107,290
	Northumbrian Water Group P.L.C.	209,002	1,436,917
	Total Utilities		1,814,814
	TOTAL COMMON STOCKS		1,296,521,384

	RIGHTS/WARRANTS — (0.0%)
*	Letter of Entitlements - Audemars Piguet	90,242	—
*	SFI Holdings, Ltd. Litigation Certificate	26,713	—
*	Ultraframe Litigation Notes	319,285	—
	TOTAL RIGHTS/WARRANTS		—

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $165,000 FHLMC 6.584%(r), 03/01/37, valued at $166,246) to be repurchased at $161,023	$161	161,000

SECURITIES LENDING COLLATERAL — (0.8%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $7,753,050 FHLMC 6.500%, 11/01/36, valued at $6,909,830) to be repurchased at $6,775,341	6,774	6,774,342
@ Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $4,640,000 FNMA 4.000%, 09/01/20, valued at $3,637,434) to be repurchased at $3,565,182	3,565	3,564,658

TOTAL SECURITIES LENDING COLLATERAL		10,339,000

TOTAL INVESTMENTS — (100.0%) (Cost $768,962,318)		$1,307,021,384

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

		Shares	Value††

AUSTRIA — (1.8%)
COMMON STOCKS — (1.8%)
	Agrana Beteiligungs AG	17,295	$1,975,579
#	Andritz AG	109,548	7,405,676
	Austria Email AG	715	8,770
*	Austrian Airlines AG	97,062	1,435,438
	BKS Bank AG	520	85,362
#	Boehler-Uddeholm AG	104,608	10,159,145
# *	BWIN Interactive Entertainment AG	49,188	1,952,529
#	BWT AG	24,819	1,641,193
*	CA Immobilien Anlagen AG	134,542	4,376,147
*	Christ Water Techology AG	24,819	477,536
#	Constantia Packaging AG	21,263	1,516,334
*	Conwert Immobilien Invest AG	54,426	1,133,673
	Eybl International AG	3,191	70,324
#	Flughafen Wien AG	32,850	3,199,193
#	Frauenthal Holding AG	10,460	323,154
*	Intercell AG	51,979	1,669,458
#	Lenzing AG	3,948	2,060,129
*	Manner (Josef) & Co. AG	870	63,214
#	Mayr-Melnhof Karton AG	11,760	2,708,184
#	Oberbank AG	8,153	1,404,688
	Palfinger AG	11,176	2,492,282
# *	RHI AG	65,590	3,642,166
#	Rosenbauer International AG	2,134	398,094
*	S&T System Integration & Technology Distribution AG	5,233	372,515
#	Schoeller-Bleckmann Oilfield Equipment AG	23,403	1,721,882
*	Sparkassen Immobilien AG	58,185	939,556
	UBM Realitaetenentwicklung AG	1,440	100,756
*	Uniqa Versicherungen AG	88,000	3,108,238
*	Wolford AG	6,354	303,403
TOTAL — AUSTRIA			56,744,618

BELGIUM — (3.1%)
COMMON STOCKS — (3.1%)
*	Abfin SA	2,560	—
#	Ackermans & Van Haaren SA	85,898	8,483,515
	Agfa Gevaert NV	52,997	1,382,494
#	Arinso International SA	34,659	1,143,736
	Banque Nationale de Belgique	958	4,681,834
#	Barco NV	47,169	4,244,836
#	Bekaert SA	59,440	8,491,973
	Brantano Group NV	6,251	351,953
	Brederode SA	12,180	521,034
*	Co.Br.Ha Societe Commerciale de Brasserie SA	115	239,023
	Cofinimmo SA	17,021	3,333,305
	Compagnie du Bois Sauvage SA	87	43,331
*	Compagnie du Bois Sauvage SA VVPR STRIP	87	27

	Compagnie Francois d’Entreprises (CFE)	2,080	3,412,494
	Compagnie Immobiliere de Belgique SA	10,849	668,634
	Compagnie Maritime Belge SA	64,297	4,899,254
	Cumerio NV SA	9,586	321,798
#	Deceuninck NV	63,700	1,908,357
	Dolmen Computer Applications NV	17,334	282,126
#	D’Ieteren NV SA	13,235	6,032,026
#	Duvel Moorgat SA	9,169	517,005
	Econocom Group SA	67,440	748,176
#	Elia System Operator SA NV	117,849	4,772,968
#	Euronav SA	89,385	3,318,995
	EVS Broadcast Equipment SA	5,500	436,215
#	Exmar NV	70,063	2,286,024
	Floridienne SA	2,033	225,598
*	ICOS Vision Systems NV	28,425	1,313,651
	Image Recognition Integrated Systems (I.R.I.S.)	6,125	354,126
# *	Innogenetics NV	75,886	923,133
*	Integrated Production & Test Engineering NV	9,275	85,811
*	International Brachtherapy SA	35,773	384,981
*	Ion Beam Application SA	69,021	2,257,651
	Jensen-Group NV	14,485	141,385
	Kinepolis	16,788	1,222,062
	Lotus Bakeries SA	1,401	452,317
	Melexis NV	88,696	1,599,774
	Nord-Sumatra Investissements SA	650	532,446
#	Omega Pharma SA	87,533	7,049,317
# *	Option NV	101,028	1,713,150
*	Papeteries Catala SA	315	76,293
	Picanol	16,620	331,129
*	Real Software SA	639,542	361,147
	Recticel SA	52,387	735,991
*	Resilux	4,095	245,365
	Rosier SA	655	162,269
#	Roularta Media Group NV	16,872	1,475,163
	Sapec SA	3,635	474,307
*	SAPEC SA Strip VVPR	75	234
	Sioen Industries NV	52,140	736,031
	Sipef NV	2,481	1,121,247
	Societe Anonyme Des Glaces de Moustier-sur-Sambre	13,370	953,963
# *	Spector Photo Group SA	66,648	114,739
*	Systemat-Datarelay SA	26,232	231,173
	Ter Beke NV	2,281	204,866
#	Tessenderlo Chemie NV	94,663	5,813,819
	Unibra SA	1,600	267,419
#	Van De Velde NV	28,456	1,500,535
	VPK Packaging Group SA	13,446	756,119
	Warehouses De Pauw SCA	10,753	780,985
# *	Zenitel	28,852	124,112
TOTAL COMMON STOCKS			97,243,441

RIGHTS/WARRANTS — (0.0%)
*	Carrieres Unies Porphyre SA Coupons	45	—
*	Zenitel VVPR	8,654	117
TOTAL RIGHTS/WARRANTS			117

TOTAL — BELGIUM			97,243,558

DENMARK — (2.8%)
COMMON STOCKS — (2.8%)
*	Aktieselskabet Ringkjoebing Bank A.S.	5,540	963,942
#	Aktieselskabet Roskilde Bank A.S.	32,685	3,748,738
#	Aktieselskabet Skjern Bank A.S.	3,276	490,819
#	Alk-Abello A.S.	15,055	3,292,492
# *	Alm. Brand A.S.	28,360	1,937,772
	Amagerbanken A.S.	32,195	2,178,024
	Ambu A.S.	21,060	406,611
	Arkil Holdings A.S. Series B	670	145,171
#	Auriga Industries A.S. Series B	32,650	1,048,943
#	Bang & Olufsen Holding A.S. Series B	31,337	3,947,158
# *	Bavarian Nordic A.S.	17,626	1,719,240
	Biomar Holding A.S.	22,198	1,322,101
*	BoConcept Holding A.S.	5,050	480,365
	Bonusbanken A.S.	69,455	489,301
	Bording (F.E.) A.S. Series B	600	87,691
*	Brodrene Hartmann A.S. Series B	5,865	208,582
*	Brondbyernes I.F. Fodbold A.S. Series B	10,300	155,184
*	Capinordic A.S.	216,300	1,087,503
	Dampskibs Norden	16,800	1,012,273
*	Danionics A.S. Series A	32,000	124,187
*	Dantherm Holding A.S.	13,100	342,687
	Danware A.S.	7,585	143,438
	DFDS A.S.	11,760	1,595,773
	DiBa Bank A.S.	11,435	991,652
*	Dicentia A.S.	6,000	30,228
	Djursland Bank A.S.	3,485	465,719
#	DLH A.S. Series B	31,200	720,407
	East Asiatic Co., Ltd.	50,573	2,832,729
# *	EDB Gruppen A.S.	5,780	219,062
	Fionia Bank A.S. Rights	5,658	1,787,547
#	Fluegger A.S. Series B	4,198	553,736
#	Forstaedernes Bank A.S.	63,988	2,817,523
	Glunz & Jensen A.S.	2,870	30,282
	GPV Industi A.S.	2,200	123,792
	H&H International A.S. Series B	1,920	802,659
	Hadsten Bank A.S.	625	287,759
#	Harboes Bryggeri A.S.	10,250	414,390
	Hedegaard (Peder P.) A.S.	1,560	163,275
*	Hojgaard Holding A.S. Series B	2,500	116,934
#	IC Companys A.S.	33,305	1,997,619
*	Incentive A.S.	3,575	11,947
*	ITH Industri Invest A.S.	3,600	111,875
	Lan & Spar Bank A.S.	4,725	381,176
*	Lastas A.S. Series B	11,200	463,234
	Lollands Bank A.S.	750	76,580
*	Maconomy A.S.	37,500	112,329
	Migatronic A.S. Series B	800	54,168
#	Mols-Linien A.S.	5,700	560,796
# *	NeuroSearch A.S.	32,490	1,713,666
	NKT Holding A.S.	49,245	4,964,028
	Nordjyske Bank A.S.	17,250	707,799
#	Norresundby Bank A.S.	697	480,370
	NTR Holdings A.S.	3,130	40,110
	Ostjydsk Bank A.S. (4660767)	2,292	518,119
*	Ostjydsk Bank A.S. (B1W8S26)	182	41,162
# *	Parken Sport & Emtertainment A.S.	8,324	2,759,069

	Per Aarsleff A.S. Series B	5,745	710,892
*	Pharmexa A.S.	59,540	204,045
#	Ringkjoebing Landbobank Aktieselskab A.S.	14,590	3,031,586
	Roblon A.S. Series B	470	76,300
	Royal Unibrew A.S.	12,690	1,723,821
# *	RTX Telecom A.S.	14,000	145,232
	Salling Bank A.S.	760	159,858
	Sanistal A.S. Series B	4,436	1,017,113
*	SAS AB	34,300	767,039
#	Satair A.S.	8,525	466,020
#	Schouw & Co. A.S.	24,635	2,300,966
	SimCorp A.S.	14,940	3,505,258
	Sjaelso Gruppen A.S.	66,380	2,752,513
	SKAKO Industries A.S.	5,130	248,978
	Skandinavian Brake Systems A.S.	400	27,300
	Sondagsavisen A.S.	36,665	661,761
#	Spar Nord Bank A.S.	103,875	2,583,692
	Sparbank	10,930	869,981
#	Sparekassen Faaborg A.S.	2,027	969,597
	Sydbank A.S.	71,161	3,856,356
	Thrane & Thrane A.S.	8,858	508,892
#	Tivoli A.S.	997	778,517
# *	TK Development A.S.	89,456	2,241,874
# *	TopoTarget A.S.	151,600	930,636
	Vestfyns Bank A.S.	580	144,721
	Vestjysk Bank A.S.	29,755	1,741,356
TOTAL — DENMARK			86,704,040

FINLAND — (4.8%)
COMMON STOCKS — (4.8%)
	Alandsbanken AB Series B	18,190	627,685
# *	Aldata Solutions Oyj	194,535	479,418
	Alma Media Corp.	292,300	4,080,669
	Amanda Capital Oyj	67,120	297,136
#	Amer Sports Oyj Series A	269,460	6,169,496
	Aspo Oyj	70,175	651,297
*	Aspocomp Group Oyj	42,026	29,977
	BasWare Oyj	34,550	590,444
*	Benefon Oyj	686,900	101,285
*	Biohit Oyj	9,400	34,978
*	Biotie Therapies Oyj	265,590	345,900
	Capman Oyj Series B	12,485	62,663
*	Cencorp Oyj	89,510	34,920
	Componenta Oyj	34,400	628,453
	Comptel Oyj	334,565	905,516
	Cramo P.L.C.	96,060	4,515,712
*	Efore Oyj	129,540	203,574
#	Elcoteq SE	66,810	565,424
	Elecster Oyj	2,200	17,581
#	Elektrobit Corp. Oyj	401,120	944,252
#	eQ Oyj	132,200	1,352,639
	Etteplan Oyj	31,300	528,739
	Finnair Oyj	164,950	2,773,142
	Finnlines Oyj	110,260	2,419,224
#	Fiskars Oyj Abp Series A	178,328	3,155,445
#	F-Secure Oyj	447,078	1,419,179
#	HKScan Oyj Series A	74,560	1,850,617

*	Honkarakenne Oyj Series B	15,330	113,418
#	Huhtamaki Oyj	348,750	6,241,477
	Ilkka-Yhtyma Oyj	35,460	502,510
*	Incap Oyj	36,800	112,679
	Ixonos P.L.C.	26,100	253,538
#	Julius Tallberg-Kiinteistoet Oyj Series B	27,000	141,722
#	KCI Konecranes Oyj	255,800	10,778,721
	Kemira GrowHow Oyj	163,960	2,647,483
	Kemira Oyj	261,200	5,881,539
	Kyro Oyj Abp	131,940	716,770
#	Laennen Tehtaat Oyj	18,920	560,245
	Lassila & Tikanoja Oyj	121,476	4,429,040
	Lemminkainen Oyj	52,700	3,801,662
	Martela Oyj	1,060	12,697
	M-Real Oyj Series B	775,393	5,268,402
	Neomarkka Oyj	16,652	206,071
#	Nokian Renkaat Oyj	384,580	13,408,803
	Nordic Aluminium Oyj	10,440	442,937
*	Okmetic Oyj	54,904	329,764
#	OKO Bank P.L.C. Class A	101,080	2,039,978
	Olvi Oyj Series A	32,290	1,268,815
	Oriola-KD Oyj Class A	26,000	113,611
	Oriola-KD Oyj Class B	16,000	70,736
	Orion Oyj Series A	26,000	644,781
	Orion Oyj Series B	16,000	395,818
# *	Perlos Oyj	130,761	706,682
	PKC Group Oyj	48,390	702,942
#	Ponsse Oyj	82,280	1,663,753
	Poyry Oyj	189,640	4,151,534
*	Proha Oyj	198,232	101,449
	Raisio Group P.L.C.	476,433	1,295,398
	Ramirent Oyj	314,560	8,717,778
#	Rapala VMC Oyj	116,640	918,221
	Raute Oyj Series A	10,390	198,656
#	Rocla Oyj	12,300	190,364
*	Satama Interactive Oyj	107,200	170,245
#	Scanfil Oyj	123,479	377,403
	Sponda Oyj	159,511	2,597,383
	SSH Communications Oyj	88,050	145,654
	Stockmann Oyj Abp Series A	38,330	1,854,228
#	Stockmann Oyj Abp Series B	104,804	5,027,645
*	Stonesoft Oyj	117,212	82,030
#	Suominen Oyj	17,955	82,217
#	SYSOPENDIGIA P.L.C.	55,020	303,668
	Talentum Oyj	133,500	656,107
	Tecnomen Oyj	196,570	340,957
#	Teleste Oyi	53,559	803,509
#	TietoEnator Oyj	291,429	9,296,410
#	Tiimari P.L.C.	16,680	103,238
#	Tulikivi Oyj	79,440	310,181
	Turkistuottajat Oyj	8,490	125,830
	Uponor Oyj Series A	216,400	8,955,697
#	Vacon Oyj	44,337	1,825,619
#	Vaisala Oyj Series A	40,300	2,042,355
	Viking Line AB	10,710	547,187
	YIT Oyj	61,000	2,124,372
TOTAL COMMON STOCKS			151,587,294

RIGHTS/WARRANTS — (0.0%)
*	Aspocomp Group Oyj Rights 04/12/07	41,200	—
*	Sponda Oyj Rights 02/02/07	109,000	—
TOTAL RIGHTS/WARRANTS			—
TOTAL — FINLAND			151,587,294

FRANCE — (9.0%)
COMMON STOCKS — (9.0%)
*	Actielec Technologies	26,862	112,986
#	Affine	2,526	485,811
*	Akka Technologies SA	2,500	110,489
	Ales Groupe SA	33,613	872,910
# *	Alten SA	56,620	2,173,147
# *	Altran Technologies SA	322,216	2,962,772
#	April Group SA	74,259	3,962,457
# *	Archos	22,331	859,868
	Arkopharma	45,058	795,418
#	Assystem	47,658	970,730
#	Aubay SA	28,081	332,108
#	Audika SA	22,509	762,649
*	Avanquest Software	19,360	377,135
*	Axorys SA	11,700	11,335
*	Baccarat SA	1,090	456,069
#	Bacou-Dalloz	18,169	2,486,504
	Banque Tarneaud SA	1,430	339,471
	Beneteau SA	37,099	4,777,974
*	Bigben Interactive	7,762	48,871
# *	bioMerieux designs	5,300	453,988
#	Boiron SA	22,509	697,796
*	Boizel Chanoine Champagne SA	6,304	575,128
	Bonduelle SA	13,165	1,624,465
	Bongrain SA	14,306	1,625,903
# *	Bourbon SA	97,257	7,124,396
	Bricorama SA	10,279	634,148
*	Bull SA (4547235)	4	3
*	Bull SA (B0V2C19)	298,028	1,968,231
#	Burelle SA	4,030	959,715
	Cafom SA	5,092	174,338
	Canal Plus SA	280,788	3,122,996
#	Carbone Lorraine SA	46,232	3,366,298
*	CBo Territoria	28,320	231,511
#	Cegedim SA	11,509	1,275,615
#	Cegid Group	22,866	1,175,153
*	Cesar SA	142,196	164,496
	CFF Recycling SA	84,608	5,370,671
*	Cibox Inter@ctive SA	232,424	68,558
#	Clarins SA	10,264	873,801
*	Club Mediterranee SA	46,578	3,116,939
	Compagnie Industrielle et Financiere D’Entreprises	300	99,826
	Compagnie International Andre Trigano SA	983	55,690
*	CS Communication & Systemes designs	7,938	246,387
*	Cybergun	6,818	112,871
	Damartex SA	22,900	817,393
*	Dane-Elec Memory SA	65,202	334,206
#	Delachaux SA	28,440	2,606,388
	Didot-Bottin SA	1,620	127,518

*	Dollfus Mieg & Cie SA	54,239	181,069
*	Dynaction SA	10,660	223,557
#	Electricite de Strasbourg	23,784	5,603,458
	Encres Dubuit SA	4,176	45,317
*	Entrepose Contracting	10,237	895,367
	Esso SA	927	268,037
# *	Establissements Maurel et Prom	268,473	5,987,156
*	Etablissements Gantois Series A	647	5,683
	Etam Developpement SA	23,815	2,066,137
*	Euro Disney SCA	4,981,489	603,256
#	Evialis SA	4,093	201,379
	Exel Industries SA	5,582	601,466
	Explosifs et de Produits Chimiques	524	288,347
# *	Faurecia SA	60,033	4,629,036
	Fimalac SA	13,729	1,489,276
	Fininfo SA	12,428	229,876
	Finuchem SA	18,083	437,553
#	Fleury Michon SA	4,019	264,467
	Francois Freres (Tonnellerie) SA	3,839	208,898
	Gascogne SA	7,112	774,213
# *	Gaumont SA	14,607	1,353,075
*	GECI International	52,548	409,260
	Geodis SA	17,364	3,857,738
	Gevelot SA	3,584	286,646
#	GFI Informatique SA	126,539	1,594,023
# *	Gifi	7,579	530,356
*	Ginger (Groupe Ingenierie Europe)	10,357	339,761
#	GL Events	34,299	2,446,295
*	GPe Pizzorno	5,200	268,057
	Grands Moulins de Strasbourg	110	87,326
*	Groupe Ares SA	21,994	177,444
#	Groupe Crit	24,673	1,390,446
*	Groupe Flo SA	22,019	348,016
# *	Groupe Go Sport SA	2,740	258,782
	Groupe Guillin SA	1,200	125,951
*	Groupe Open SA	27,590	483,611
#	Groupe Steria SCA	51,952	3,347,521
# *	Guerbet SA	5,997	1,256,505
#	Guyenne et Gascogne SA	26,000	4,391,729
	Haulotte Group SA	57,491	2,123,506
#	Havas SA	1,144,241	6,878,486
	Idsud	2,227	164,071
*	IEC Professionnel Media	34,930	86,934
#	IMS International Metal Service SA	51,946	2,351,835
# *	Infogrames Entertainment SA	1,517,731	489,863
#	Ingenico SA	87,214	2,538,332
#	Ipsos SA	80,658	3,223,170
	Kaufman et Broad SA	34,770	2,799,210
#	Lafuma SA	6,384	496,697
	Laurent-Perrier	12,172	1,611,313
#	Lectra	85,992	740,669
	Lisi SA	9,499	1,027,246
# *	LVL Medical Groupe SA	24,346	660,572
*	Maisons Franc	12,826	1,094,035
#	Manitou BF SA	48,280	2,799,148
	Manutan International SA	13,920	1,179,156
*	Metaleurop SA	35,449	649,980
	MGI Coutier SA	2,753	105,050

	MoneyLine SA	11	—
	Montupet SA	32,450	898,048
#	Mr. Bricolage SA	23,846	704,997
*	Naturex	6,954	476,669
	Nexans SA	78,576	12,655,996
	Nexity	54,940	4,940,645
#	Norbert Dentressangle	12,697	1,253,393
#	NRJ Group	177,024	3,284,477
#	Oberthur Card Systems SA	117,901	891,095
*	Oeneo	102,487	299,112
	Orco Property Group	19,742	3,317,157
# *	Orpea	51,311	5,398,638
*	Osiatis	1,400	12,251
	Paris Orleans et Cie SA	2,832	1,314,178
	Passat SA	8,835	104,750
# *	Penauille Polyservices SA	47,072	484,021
#	Petit Forestier SA	11,101	1,092,690
	Pierre & Vacances	16,031	2,532,850
#	Plastic Omnium SA	30,846	1,615,795
	Plastivaloire SA	4,552	143,030
#	PSB Industries SA	8,438	497,740
#	Radiall SA	5,387	788,413
#	Rallye SA	80,915	5,627,244
	Remy Cointreau SA	57,495	4,161,929
*	Rhodia SA	874,663	3,654,991
#	Robertet SA	3,167	600,325
*	Rodriguez Group SA	27,733	1,392,876
#	Rougier SA	2,040	510,662
	Rubis SA	27,265	2,599,800
# *	S.T. Dupont SA	39,440	17,982
	Sabeton SA	13,500	222,635
*	Saft Groupe SA	42,516	1,668,335
	SAMSE SA	8,800	1,302,586
#	SCOR SA	282,143	7,706,647
#	SEB SA	25,544	4,795,488
#	Sechilienne SA	44,000	2,875,559
#	Securidev SA	2,500	98,824
#	Signaux Girod SA	894	83,117
*	Smoby SA	1,172	44,156
*	Societe de Developpement Regional de la Bretagne	5,106	38,469
#	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	4,469,678
	Societe Immobiliere de Location pour l’Industrie et le Commerce	23,530	4,281,039
#	Societe Industrielle D’Aviations Latecoere SA	21,731	764,315
	Societe Marseillaise du Tunnel Prado Carenage	7,222	400,732
	Societe Pour l’Informatique Industrielle SA	5,844	345,679
	Sogeclair SA	1,463	74,392
# *	Soitec SA	231,215	5,287,761
# *	Solving International SA	13,265	108,022
#	Somfy SA	22,900	7,568,721
#	Sopra Group SA	23,668	2,249,465
	Spir Communication SA	7,977	1,199,454
#	Stallergenes SA	30,011	2,621,036
	Ste Virbac SA	16,735	1,326,596
	STEF-TFE SA	29,698	2,073,411
	Sucriere de Pithiviers Le Vieil	1,825	1,544,136
*	Sylis SA	23,228	123,948
#	Synergie SA	22,616	1,398,168
# *	Teamlog SA	34,132	186,323

#	Teleperformance SA	121,237	5,461,094
	Tessi SA	5,050	346,491
*	Theolia SA	88,858	3,343,887
	Tipiak SA	518	59,891
	Toupargel Groupe	21,016	1,088,639
#	Trigano SA	39,484	2,337,922
*	UbiSoft Entertainment SA	96,348	4,829,838
#	Union Financiere de France Banque SA	16,369	1,090,069
# *	Valtech	295,958	246,669
	Viel et Compagnie	162,852	1,272,431
	Vilmorin et Cie SA	19,383	2,377,440
	VM Materiaux SA	5,966	644,327
	Vranken Pommery Monopole	9,879	775,436
#	XRT	102,875	294,678
TOTAL COMMON STOCKS			281,177,753

RIGHTS/WARRANTS — (0.0%)
*	Ales Groupe SA Warrants 03/23/09	316	3,295
*	Bigben Interactive Warrants 12/31/08	2,100	1,074
*	Cybergun Warrants Series A 01/31/08	1,136	229
*	Cybergun Warrants Series B 07/15/10	1,136	367
*	Etablissements Gantois Warrants 07/31/07	1,941	2,481
*	Groupe Ares SA Warrants 12/18/08	4,713	24,415
*	Groupe Focal SA Warrants 02/21/10	466	—
*	Infogrames Entertainment SA Warrants 12/31/09	77,830	14,661
TOTAL RIGHTS/WARRANTS			46,522
TOTAL — FRANCE			281,224,275

GERMANY — (10.9%)
COMMON STOCKS — (10.9%)
*	3U Telecom AG	117,766	96,832
	A.S. Creation Tapeton AG	6,853	468,437
*	AAP Implantate AG	47,250	193,794
	Aareal Bank AG	110,018	5,751,674
*	Abacho AG	34,175	199,607
*	AC-Service AG	13,512	95,654
	ADCapital AG	33,040	515,142
# *	Adlink Internet Media AG	71,772	1,769,716
*	ADVA AG Optical Networking	96,672	942,318
	Agrob AG	5,800	110,556
*	Aixtron AG	248,279	1,947,798
*	Allbecon Olympia AG	21,017	256,636
	Amadeus Fire AG	14,526	387,870
*	Analytik Jena AG	11,215	110,159
	Andreae-Noris Zahn AG	27,200	1,439,609
*	Artnet AG	16,292	225,276
#	Atoss Software AG	10,108	112,070
*	Augusta Technologie AG	22,353	470,525
#	AWD Holding AG	98,254	4,483,105
*	AZEGO AG	16,940	12,523
#	Baader Wertpapierhandelsbank AG	142,376	978,622
#	Balda AG	128,088	1,885,408
*	Basler AG	8,861	133,519
	Beate Uhse AG	56,241	308,033
#	Bechtle AG	38,120	1,284,875
#	Bertrandt AG	23,282	864,813

*	Beta Systems Software AG	5,700	33,743
#	BHS Tabletop AG	2,800	47,214
	Bilfinger Berger AG	136,777	13,409,696
# *	Biolitec AG	26,843	527,190
#	Biotest AG	22,203	1,194,900
*	BKN International AG	26,631	89,124
# *	BMP AG	50,479	209,164
#	Boewe Systec AG	15,333	929,003
# *	Borussia Dortmund GmbH & Co. KGaA	208,512	495,660
*	Broadnet AG	36,856	272,559
# *	Business Media China AG	15,212	425,777
*	CBB Holding AG	102,602	16,550
*	CEAG AG	20,670	307,193
#	Cenit AG Systemhaus	18,394	317,931
# *	CENTROTEC Sustainable AG	21,140	1,037,920
#	Cewe Color Holding AG	13,917	714,258
# *	ComBOTS AG	54,217	801,071
#	Comdirect Bank AG	128,971	1,819,174
	Computerlinks AG	16,965	352,149
*	Concord Effekten AG	30,962	84,543
*	Condomi AG	1,800	1,356
# *	Conergy AG	94,598	7,305,639
*	COR AG Insurance Technologies	30,247	178,458
# *	CTS Eventim AG	53,393	2,407,980
	Curanum AG	65,193	684,196
*	Cybio AG	11,685	70,804
*	D&S europe AG	77,965	1,267,599
*	D. Logistics AG	113,203	333,632
#	DAB Bank AG	133,926	1,552,144
#	Data Modul AG	10,414	219,469
*	DEAG Deutsche Entertainment AG	51,845	152,121
#	Deutsche Euroshop AG	43,693	3,467,441
*	Deutsche Steinzeug Cremer & Breuer AG	23,889	80,518
	Deutsche Wohnen AG	69,977	3,763,489
# *	Deutz AG	257,064	3,586,958
	Dierig Holding AG	10,500	137,249
	Douglas Holding AG	105,237	6,971,819
	Dr. Hoenle AG	14,858	174,068
# *	Drillisch AG	79,246	939,541
*	Duerr AG	38,845	1,612,173
	DVB Bank AG	9,984	3,648,855
*	Easy Software AG	13,167	152,264
# *	Eckert and Ziegler Strahlen - und Medizintechnik AG	6,103	101,808
#	Elexis AG	23,942	819,441
# *	Elmos Semiconductor AG	25,110	294,903
#	ElreingKlinger AG	6,000	557,475
# *	EM.TV AG	160,173	983,355
*	Emprise AG	24,502	22,089
*	EMS New Media AG	42,609	26,373
#	Energiekontor AG	38,401	185,245
	Epcos AG	216,079	4,683,234
	Erlus AG	297	157,326
*	Escada AG	40,309	2,063,466
	Euwax AG	12,564	866,395
# *	Evotec AG	196,039	892,480
	Fielmann AG	58,362	4,011,368
*	FJA AG	44,005	168,229
	Fortec Elektronik AG	7,433	124,339

*	Freenet AG	236,364	7,890,567
	Fuchs Petrolub AG	30,747	2,585,810
	GBWAG Bayerische Wohnungs AG	3,383	441,544
	Geratherm Medical AG	14,057	131,045
#	Gerry Weber International AG	48,907	1,457,743
	Gesco AG	6,731	360,350
#	GFK AG	57,878	2,764,348
# *	GFT Technologies AG	66,050	295,979
# *	GPC Biotech AG	103,290	3,057,103
#	Grenkeleasing AG	32,424	1,548,523
	Grundstuecks & Baugesellschaft AG	3,567	274,999
	Hamborner AG	21,000	1,034,894
*	Hansa Group AG	91,248	152,871
	Hawesko Holding AG	20,044	676,730
*	Herlitz AG	6,962	41,354
*	Hoeft & Wessel AG	20,622	124,083
*	Hucke AG	11,123	7,441
	Hugo Boss AG	25,100	1,690,481
	Hyrican Informations Systeme AG	11,943	155,085
*	I-D Media AG	23,140	60,864
*	IFA Hotel & Touristik AG	7,000	105,516
*	IM International Media AG	152,932	82,084
	Indus Holding AG	41,345	1,669,206
	Innovation in Traffic Systems AG	23,949	236,260
# *	Integralis AG	31,050	192,964
	INTERSEROH AG	22,803	1,494,435
# *	Intershop Communications AG	58,426	212,757
*	Intertainment AG	8,500	21,922
	Isra Vision Systems AG	10,917	313,665
*	itelligence AG	56,089	365,647
*	IVU Traffic Technologies AG	48,838	81,406
# *	IWKA AG	80,909	2,798,767
*	Jack White Productiions AG	15,810	56,118
# *	Jenoptik AG	149,037	1,590,101
	K&S AG	16,078	2,308,195
*	Kampa AG	25,822	314,087
*	Kampa AG Issue 07	2,582	29,253
	KERAMAG Keramische Werke AG	13,000	1,308,597
#	Kloeckner-Werke AG	113,960	2,356,660
	Kontron AG	141,382	2,580,196
	Krones AG	19,203	4,158,088
*	KSB AG	4,521	3,139,878
	KWS Saat AG	24,461	3,890,589
	Leifheit AG	12,500	358,458
	Leoni AG	112,500	5,320,882
*	Loewe AG	22,976	548,211
#	LPKF Laser & Electronics AG	26,218	197,474
*	Mania Technologie AG	74,770	170,907
*	Marbert AG	2,600	9,467
#	Masterflex AG	10,531	359,962
# *	Maxdata AG	32,897	58,845
*	Mediclin AG	79,703	489,814
# *	Medigene AG	90,111	705,628
*	Medion AG	84,110	1,322,195
	Mensch und Maschine Software AG	27,532	219,759
# *	MLP AG	217,291	4,971,996
*	Mologen AG	22,062	244,673
# *	Morphosys AG	19,723	1,332,772

*	Mosaic Software AG	5,200	5,758
#	MTU Aero Engines Holding AG	144,740	8,932,845
	Muehlabauer Holdings AG & Co. KGAA	15,349	592,644
	MVV Energie AG	143,467	6,237,329
	MWB Wertpapierhandelsbank AG	13,341	93,123
*	MWG-Biotech AG	22,400	62,327
#	Nemetschek AG	23,340	884,232
*	Neschen AG	5,800	13,828
*	Neschen AG Issue 07	2,900	6,907
*	Net AG Infrastructure, Software & Solutions	58,477	117,229
*	Net AG Infrastructure, Software & Solutions Issue 06	13,708	28,221
*	Nexus AG	37,949	206,683
#	Norddeutsche Affinerie AG	129,315	4,743,734
	Norddeutsche Steingut AG	5,960	74,245
*	Nordex AG	87,845	3,324,248
*	Nordwest Handel AG	3,244	36,707
*	november AG	9,018	18,946
	OHB Technology AG	37,069	738,305
#	Oldenburgische Landesbank AG	4,234	313,103
	P&I Personal & Informatik AG	17,889	518,807
*	Paion AG	51,500	727,194
*	Pandatel AG	5,700	2,309
#	Paragon AG	22,134	353,799
*	ParSytec AG	14,807	85,870
	PC-Ware AG	15,184	289,436
#	Pfeiffer Vacuum Technology AG	29,866	3,045,078
#	Pfleiderer AG	155,435	5,237,573
*	Pironet NDH AG	36,682	171,273
# *	Pixelpark AG	47,712	98,307
*	Plambeck Neue Energien AG	104,005	468,781
*	Plasmaselect AG	35,172	94,654
*	Plenum AG	9,300	16,201
*	Premiere AG	231,200	5,621,250
*	Primacom AG	52,801	745,378
	Progress-Werk Oberkirch AG	6,250	295,182
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	40,859	278,196
*	Pulsion Medical Systems AG	20,493	188,870
*	PVATepla AG	51,882	436,228
# *	QIAGEN NV	510,901	8,880,598
# *	QSC AG	255,715	1,785,689
#	Rational AG	15,083	2,960,406
	REALTECH AG	13,541	175,592
#	Renk AG	19,400	1,643,927
# *	REpower Systems AG	21,093	3,617,895
	Rheinmetall AG	61,085	5,777,429
#	Rhoen-Klinikum AG	149,404	9,266,657
*	Rinol AG	1,475	894
	Rohwedder AG	12,979	153,621
	Ruecker AG	21,675	234,643
*	S.A.G. Solarstrom AG	34,969	187,842
	Sartorius AG	32,181	1,775,529
	Schlott Sebaldus AG	15,429	451,553
*	Secunet Security AG	16,078	166,652
	Sektkellerei Schloss Wachenheim AG	15,120	200,846
*	Senator Entertainment AG	980	3,826
# *	SGL Carbon AG	228,535	8,652,084
#	SHB Stuttgarter Invest AG	36,048	1,797,050
*	SHS Viveon AG	36,949	65,078

	Silicon Sensor International AG	9,177	213,600
# *	Singulus Technologies AG	112,455	1,561,611
	Sinner AG	4,160	114,749
*	SinnerSchrader AG	26,169	58,766
#	Sixt AG	38,312	2,431,760
	SM Wirtschaftsberatungs AG	18,841	388,267
#	Software AG	71,834	6,792,037
*	Solar Millenn	20,100	963,071
*	Solon AG fuer Solartechnik	18,988	1,016,387
#	Stada Arzneimittel AG	164,610	10,634,310
	Stahl (R.) AG	14,839	686,554
*	Stoehr & Co. AG	16,000	95,501
#	Strabag AG	10,386	3,641,944
	Stratec Biomedical Systems AG	27,297	872,567
#	Sued-Chemie AG	29,146	4,378,594
# *	Suess Microtec AG	47,501	513,285
	Synaxon AG	9,060	105,928
#	Syskoplan AG	9,363	120,220
	Syzygy AG	30,656	154,456
#	Takkt AG	146,687	2,782,748
*	TDS Informationstechnologie AG	89,063	362,162
	Techem AG	74,865	5,522,713
	Technotrans AG	21,735	675,941
#	Telegate AG	20,500	608,920
*	Teles AG	41,582	251,537
*	Textilgruppe Hof AG	12,170	128,095
*	TFG Capital AG & Co. KGAA	36,723	136,368
# *	Tomorrow Focus AG	101,081	381,048
*	TRIA IT-solutions AG	5,514	8,377
	TTL Information Technology AG	6,400	13,561
*	UMS United Medical Systems International AG	17,056	231,290
	Umweltbank AG	13,074	293,478
	United Internet AG	125,696	2,453,715
	Utimaco Safeware AG	35,121	616,012
	Value Management & Research AG	42,250	292,189
*	Varetis AG	16,571	91,195
*	VBH Holding AG	9,415	118,512
*	VDN Vereinigte Deutsche Nickel-Werke AG	12,150	1,906
	Vivacon AG	60,307	2,148,694
# *	Vossloh AG	34,930	4,083,366
*	W.O.M. World of Medicine AG	23,832	308,401
	Wanderer-Werke AG	7,903	408,131
*	Washtec AG	38,529	834,784
*	WaveLight AG	11,800	97,019
# *	WCM Beteiligungs-und Grundbesitz AG	617,895	63,174
	Westag & Getalit AG	7,000	216,555
	Wincor Nixdorf AG	117,600	11,752,386
*	Wirecard AG	210,816	2,937,149
#	Wuerttembergische Lebensversicherung AG	28,123	1,467,638
#	Wuerttembergische Metallwarenfabrik AG	30,330	1,440,378
# *	Zapf Creation AG	21,120	205,959
TOTAL — GERMANY			341,743,556

GREECE — (3.6%)
COMMON STOCKS — (3.6%)
	A. Kalpinis - N. Simos Steel Service Center	29,862	225,343
*	Aegek S.A.	218,665	223,131

*	Agrotiki Insurance Co. S.A.	59,277	335,587
*	Alco Hellas ABEE S.A.	93,892	176,120
*	Alfa Alfa Energy S.A.	3,810	7,126
*	Alfa Alfa Holdings S.A.	104,982	—
*	Alfa-Beta Vassilopoulos S.A.	21,502	763,093
*	Allatini Industrial & Commercial Co. S.A.	34,470	171,301
*	Alte Technical Co.	85,048	9,155
*	Altec Information & Communication Systems S.A.	80,278	198,341
	Alumil Milonas Aluminum Industry S.A.	52,886	330,776
*	Alysida S.A.	2,376	6,365
*	Anek Lines S.A.	639,522	1,846,271
	AS Co. S.A.	47,540	111,484
	Aspis Bank S.A.	228,007	1,108,097
*	Aspis Pronia General Insurance S.A.	165,110	277,637
*	Astir Palace Hotels S.A.	98,660	880,556
	Athens Medical Center S.A.	150,874	1,034,241
	Atlantic Supermarkets S.A.	35,080	91,100
	Attica Holdings S.A.	244,076	1,646,180
	Attica Publications S.A.	16,674	66,219
	Atti-Kat S.A.	196,084	421,399
	Autohellas S.A.	83,520	743,476
	Babis Vovos International Construction S.A.	61,592	2,058,187
*	Balafas S.A.	15,200	3,886
*	Balkan Export S.A.	41,970	236,391
*	Bank of Attica S.A.	202,121	1,143,123
	Bank of Greece	60,592	7,725,539
	Benrubi S.A.	27,741	139,587
	Betanet S.A.	27,328	94,567
	Bitros Holdings S.A.	38,892	193,260
	Blue Star Maritime S.A.	216,430	1,142,356
	Byte Computers S.A.	22,730	108,051
	C. Rokas S.A.	44,569	1,246,062
*	Centric Multimedia SA	31,480	67,171
*	Compucon Computer Applications S.A.	11,260	9,365
*	Computer Peripherals International S.A.	9,110	11,666
	Crown Hellas Can S.A.	30,452	210,332
*	Cyclon Hellas S.A	62,191	191,835
	Daios Plastics S.A.	16,350	272,276
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	141,580	843,859
	Dionic S.A.	13,336	19,350
	Domiki Krittis S.A.	23,720	74,434
	Dromeas S.A.	5,200	19,385
*	Dynamic Life S.A.	16,440	—
	Edrasis-C.Psalllidas Technical Co.	69,338	135,858
	EL. D. Mouzakis S.A.	40,703	124,326
*	Elais Oleaginous Production S.A.	24,032	790,620
*	Elbisco Holding S.A.	56,000	146,701
	Elektrak S.A.	36,580	264,808
	Elektroniki Athinon S.A.	34,490	353,581
*	Elephant S.A.	26,310	—
	Elgeka S.A.	76,460	214,349
	Elmec Sport S.A.	128,306	593,098
	Elton Chemicals S.A.	53,834	112,646
*	Empedos S.A.	15,974	1,720
	ETEM S.A.	72,082	306,005
*	Ethniki General Insurance Co. S.A.	178,148	1,337,243
*	Etma Rayon S.A.	11,242	21,329
*	Euro Reliance General Insurance Co. S.A.	55,110	236,491

*	Eurodrip S.A.	83,040	147,012
	Euromedica S.A.	64,900	717,071
*	European Technical S.A.	32,750	10,135
	Everest S.A.	68,950	246,832
	Evrofarma S.A.	26,707	68,166
	EYDAP Athens Water Supply & Sewage Co. S.A.	53,245	521,956
	F.G. Europe SA Common Registered Shares	4,536	16,175
*	Forthnet S.A.	115,475	1,623,570
	Fourlis S.A.	133,615	3,869,030
	Frigoglass S.A.	88,060	2,583,807
	Galaxidi Fish Farming S.A.	12,940	24,608
	GEK Group of Cos S.A.	155,884	2,566,558
	General Commercial S.A.	64,410	108,019
*	Geniki Bank	127,174	1,384,538
*	Gregorys Mikrogeumata S.A.	53,530	79,791
	Halkor S.A.	226,556	1,608,080
*	Hatziioannou Holdings S.A.	89,750	253,249
*	Hellenic Cables S.A.	65,236	453,738
	Hellenic Duty Free Shops S.A.	101,270	2,100,511
	Hellenic Fabrics S.A.	32,310	110,020
*	Hellenic Sugar Industry S.A.	87,664	587,527
	Hellenic Technodomiki Tev S.A.	477,519	6,353,025
	Heracles General Cement Co. S.A.	93,293	2,302,439
*	Hippotour S.A.	13,891	16,822
	Iaso S.A.	175,950	2,708,636
	Iktinos Hellas S.A.	64,850	124,576
	Inform P. Lykos S.A.	35,570	211,283
*	Informatics S.A.	3,778	1,576
*	Intersat S.A.	19,392	—
	Intertech S.A.	23,746	111,641
*	Intracom Holdings S.A.	313,706	1,642,638
*	Intracom Technical & Steel Constructions S.A.	105,050	181,891
*	Ionian Hotel Enterprises S.A.	16,914	227,540
*	Ipirotiki Software & Publications S.A.	22,110	57,715
*	J Boutaris & Son Holding S.A.	48,870	45,363
	J&P-Avax S.A.	163,746	1,678,748
	Karatzis S.A.	28,610	82,675
	Karelia Tobacco Co., Inc. S.A.	5,810	712,650
	Kathimerini Publishing S.A.	47,170	416,158
*	Katselis Sons S.A. Bread Industry	41,545	184,509
	Kego S.A.	32,045	170,534
*	Kekrops S.A.	6,444	112,888
*	Keramia-Allatini	10,368	14,820
*	Klonatex Group S.A. Bearer Shares	20,351	13,825
	Kordellou Brothers S.A.	50,600	108,513
	Ktima Kostas Lazaridis S.A.	18,326	33,712
	Lambrakis Press S.A.	118,587	449,063
	Lamda Detergent SA	86,041	1,262,219
	Lampsa Hotel Co.	50,326	1,115,780
*	Lan-Net S.A.	126,887	153,061
*	Lavipharm S.A.	96,324	606,086
*	Loulis Mills S.A.	41,702	196,986
	Mailis (M.J.) S.A.	154,984	522,216
*	Maritime Company of Lesvos S.A.	272,579	435,538
*	Maxim S.A.	16,360	12,477
	Medicon Hellas S.A.	2,860	19,896
	Mesochoritis Brothers S.A.	23,700	23,506
	Metka S.A.	100,500	1,995,226

	Michaniki S.A.	165,545	1,753,419
	Minerva Knitwear SA	5,140	22,305
*	Minoan Lines S.A.	248,689	1,993,429
	MLS Multimedia S.A.	8,300	13,355
*	Mochlos S.A.	98,304	82,085
	Motor Oil (Hellas) Corinth Refineries S.A.	30,960	918,971
*	Multirama S.A.	10,990	127,967
	Mytilineos Holdings S.A.	108,090	5,222,225
	N. Levederis S.A.	8,355	13,821
*	Nafpaktos Textile Industry S.A.	10,580	15,197
	Naytemporiki S.A.	49,480	109,557
	Neochimiki Lv Lavrentiadis S.A.	97,500	2,896,361
*	Neorion New S.A. Holdings	37,500	118,314
	Newsphone Hellas S.A.	55,010	124,999
*	Nexans Hellas S.A.	11,443	95,947
*	Nirefs Acquaculture S.A.	114,960	905,923
	Pantechniki S.A.	89,570	502,438
*	Parnassos Enterprises S.A.	50,700	217,622
*	Pegasus Publishing S.A.	95,510	320,599
*	Perseys S.A.	34,972	70,809
	Petropoulos S.A.	8,832	75,569
*	Petzetakis S.A.	49,310	65,686
*	Philippos Nakas SA	12,310	56,655
*	Pilias S.A.	51,791	47,213
*	Pipeworks L. Girakian Profil S.A.	11,730	24,203
	Piraeus Leasing S.A.	5,765	46,906
*	Prodeftiki Technical Co.	32,257	21,621
*	Promota Hellas S.A.	8,860	2,742
*	Reds S.A.	94,497	505,989
	Regency Entertainment S.A.	130,260	2,068,576
*	Rilken S.A.	11,092	134,923
	S&B Industrial Minerals S.A.	56,301	924,154
*	Sanyo Hellas S.A.	168,151	306,903
	Sarantis S.A.	77,120	931,979
	Sato S.A.	62,978	243,779
*	Selected Textile Industry Assoc. S.A.	87,690	82,409
	Sfakianakis S.A.	30,440	809,548
*	Sheet Steel Co.	25,850	8,696
*	Shelman Hellenic-Swiss Wood S.A.	73,402	232,605
*	Singularlogic S.A.	100,470	467,916
	Spyroy Agricultural Products S.A.	61,348	242,253
*	Stabilton S.A.	27,530	2,963
	Technical Olympic S.A.	238,420	640,491
*	Technodomi M.Travlos Brothers S.A.	13,910	3,930
	Teletypos S.A. Mega Channel	72,717	468,451
	Terna Tourist Technical & Maritime S.A.	101,190	1,797,244
*	Themeliodomi S.A.	37,422	18,631
	Thrace Plastics Co. S.A.	109,280	317,905
	Unisystems S.A.	86,560	232,868
*	United Textiles S.A.	52,191	31,602
	Vardas S.A.	26,020	110,276
*	Varvaressos S.A. European Spinning Mills	7,200	8,810
*	Veterin S.A.	65,454	610,631
	Viohalco S.A.	426,755	6,633,009
	Vioter S.A.	145,986	256,485
*	Vis Container Manufacturing Co.	4,259	16,848
	Vivartia S.A.	199,276	4,790,763
*	Xylemporia S.A.	17,975	57,718

	Zampa S.A.	830	12,675
TOTAL COMMON STOCKS			113,346,047

RIGHTS/WARRANTS — (0.0%)
*	Aegek S.A. Rights 06/13/07	218,665	47,076
*	Bank of Attica S.A. Rights 06/12/07	202,121	209,412
TOTAL RIGHTS/WARRANTS			256,488
TOTAL — GREECE			113,602,535

IRELAND — (2.4%)
COMMON STOCKS — (2.4%)
	Abbey P.L.C.	86,889	1,245,111
*	Aminex P.L.C.	440,966	183,752
*	Blackrock International Land P.L.C.	897,420	592,094
*	Datalex P.L.C.	227,588	284,869
	DCC P.L.C.	324,316	11,211,949
	Donegal Creameries P.L.C.	26,085	241,824
*	Dragon Oil P.L.C.	1,510,561	5,264,689
	FBD Holdings P.L.C.	132,521	6,999,616
	Fyffes P.L.C.	1,051,012	1,258,062
	Glanbia P.L.C.	788,830	4,037,347
	Greencore Group P.L.C.	606,995	3,978,783
*	Horizon Technology Group P.L.C.	236,352	349,741
	IAWS Group P.L.C.	368,887	9,010,483
	IFG Group P.L.C.	205,432	646,998
	Independent News & Media P.L.C.	745,387	3,790,645
*	IONA Technologies P.L.C.	100,946	527,217
	Irish Continental Group P.L.C.	93,833	2,558,491
*	Kenmare Resources P.L.C.	2,044,297	2,423,664
	Kingspan Group P.L.C.	185,024	5,515,370
*	Lantor	34,575	—
*	Lantor Escrow Shares 2009	34,575	—
	McInerney Holdings P.L.C.	657,135	2,358,056
	Paddy Power P.L.C.	163,854	4,887,514
*	Providence Resources P.L.C.	6,258,198	675,219
	Qualceram Shires P.L.C.	40,136	113,681
	Readymix P.L.C.	323,262	1,177,377
	United Drug P.L.C.	829,752	4,630,447
*	Waterford Wedgwood P.L.C.	7,869,750	508,279
TOTAL — IRELAND			74,471,278

ITALY — (6.5%)
COMMON STOCKS — (6.4%)
*	A.S. Roma SpA	270,930	236,608
#	Acegas-APS SpA	114,287	1,324,713
#	Actelios SpA	343,329	4,220,357
#	Aedes SpA	324,161	2,846,253
#	Aeroporto de Firenze SpA	17,918	436,263
# *	Alitalia SpA	123,532	137,507
#	Amplifon SpA	521,701	4,356,311
	Astaldi SpA	200,189	2,035,476
#	Azimut Holding SpA	445,446	7,516,025
#	Banca Finnat Euramerica SpA	706,431	947,203
	Banca Ifis SpA	54,527	738,179
#	Banca Intermobiliare SpA	319,984	3,232,258

#	Banca Piccolo Credito Valtellinese Scarl SpA	314,205	4,731,813
#	Banca Popolare dell’Etruria e del Lazio Scrl	221,796	4,976,824
#	Banca Profilo SpA	253,156	848,136
	Banco di Desio e della Brianza SpA	242,974	2,940,239
	Beghelli SpA	427,981	757,134
	Benetton Group SpA	8,444	142,091
#	Beni Stabili SpA, Roma	1,309,500	2,202,083
	Biesse SpA	55,616	1,731,305
	Bonifica Terreni Ferraresi e Imprese Agricole SpA	11,191	609,928
#	Brembo SpA	108,591	1,738,253
#	C.I.R. S.p.A. - Compagnie Industriali Riunite	1,083,933	4,324,671
#	Caltagirone Editore SpA	161,554	1,359,663
	Caltagirone SpA	232,618	2,996,233
	Cam Finanziaria SpA	36,527	88,069
#	Carraro SpA	85,800	961,425
#	Cembre SpA	40,330	470,819
#	Cementir SpA	262,430	3,812,274
	Centrale del Latte di Torino & Co. SpA	21,168	131,487
*	Ciccolella SpA	30,000	242,048
*	Cirio Finanziaria SpA	175,000	—
#	Class Editore SpA	165,656	477,152
*	Compagnia Immobiliare Azionaria SpA	44,000	26,031
	Credito Artigiano SpA	297,576	1,640,045
#	Credito Bergamasco SpA	139,720	7,079,056
	Cremonini SpA	218,517	746,730
*	CSP International Industria Calze SpA	87,961	295,720
#	Danieli & Co. SpA	86,438	2,117,235
	Davide Campari - Milano SpA	358,312	3,753,754
	De Longhi SpA	314,782	2,033,582
# *	Digital Multimedia Technologies SpA	25,000	2,435,787
# *	Ducati Motor Holding SpA	749,005	1,592,199
*	Emak SpA	57,399	538,591
# *	EnerTad SpA	95,849	550,266
	Ergo Previdenza SpA	112,421	744,165
	Esprinet SpA	81,154	1,772,557
	Fiera Milano SpA	37,863	439,966
*	Fin.Part SpA	133,481	—
*	Finarte Casa d’Aste SpA	56,266	55,973
# *	Gabetti SpA	64,201	268,137
	Gefran SpA	31,849	226,383
# *	Gemina SpA	835,842	3,800,200
#	Gewiss SpA	249,008	2,326,202
*	Giovanni Crespi SpA	121,789	194,655
#	Granitifiandre SpA	82,117	971,108
#	Gruppo Ceramiche Ricchetti SpA	127,131	302,066
#	Gruppo Editoriale L’Espresso SpA	676,817	3,346,640
	I Grandi Viaggi SpA	98,547	389,796
*	Immobiliare Lombardia SpA	9,036,502	2,672,378
#	Immsi SpA	717,616	2,245,709
*	Impregilo SpA	1,144,479	10,599,805
#	Indesit Co. SpA	167,073	3,972,582
#	Industria Macchine Automatique SpA	72,957	1,530,450
	Industria Romagnola Conduttori Elettrici SpA	43,452	198,889
#	Intek SpA	482,657	613,230
# *	Interpump Group SpA	248,737	2,619,375
#	Iride SpA	849,866	3,159,885
*	Isagro SpA	16,993	178,350
#	Italmobiliare SpA	20,975	2,961,331

# *	Juventus Football Club SpA	242,284	564,100
*	KME Group SpA	1,438,292	1,377,265
*	La Doria SpA	59,783	200,377
*	Lavorwash SpA	25,065	89,020
#	Linificio e Canapificio Nazionale SpA	66,833	265,325
#	Mariella Burani SpA	48,185	1,694,913
#	Marr SpA	131,000	1,399,777
#	Marzotto SpA	151,704	811,405
#	Meliorbanca SpA	249,443	1,509,436
	Mirato SpA	36,779	449,742
#	Mondadori (Arnoldo) Editore SpA	226,405	2,336,455
*	Monrif SpA	315,834	526,492
*	Montefibre SpA	260,521	259,491
	Navigazione Montanari SpA	263,594	1,414,441
*	Negri Bossi SpA	76,000	102,280
*	NGP SpA	17,891	8,426
*	Olidata SpA	82,236	174,205
*	Opengate Group SpA	4,000	10,280
*	Pagnossin SpA	9,000	9,710
	PanariaGroup Industrie Ceramiche SpA	42,000	385,654
#	Permasteelisa SpA	67,249	1,826,416
*	Pininfarina SpA	31,285	1,086,073
	Pirelli & C.Real Estate SpA	23,522	1,644,472
#	Poligrafici Editoriale SpA	257,869	527,213
#	Premafin Finanziaria SpA	881,704	3,153,326
#	Premuda SpA	296,107	625,729
*	Ratti SpA	159,537	184,003
*	RDM Realty SpA	5,771	32,720
#	Recordati SpA	340,005	2,866,874
*	Reno de Medici SpA	683,435	606,517
*	Richard-Ginori 1735 SpA	140,800	78,055
#	Risanamento Napoli SpA	354,557	3,185,537
	Sabaf SpA	23,325	939,673
#	SAES Getters SpA	30,068	1,141,860
	SAVE SpA	32,606	1,337,938
*	Schiapparelli 1824 SpA	1,322,152	109,084
	Sirti SpA	29,967	108,569
	Smurfit SISA SpA	72,500	230,291
# *	SNIA SpA	2,326,893	491,735
*	Societa Partecipazioni Finanziarie SpA	959,063	877,336
#	Societe Cattolica di Assicurazoni Scarl SpA	35,782	2,082,242
#	Socotherm SpA	66,740	1,005,187
#	Sogefi SpA	324,310	3,105,647
#	Sol SpA	194,092	1,493,063
# *	Sorin SpA	880,027	2,345,677
# *	Stefanel SpA	96,348	434,107
	Targetti Sankey SpA	34,593	319,134
*	Tecnodiffusione Italia SpA	3,332	8,967
# *	Telecom Italia Media SpA	4,300,248	1,767,183
# *	Tiscali SpA	1,060,244	3,461,800
#	Tod’s SpA	42,015	3,812,364
#	Trevi Finanziaria SpA	91,694	1,622,054
#	Valentino Fashion Group SpA	150,000	6,951,555
*	Vemer Siber Group SpA	197,276	182,355
*	Viaggi del Ventaglio SpA	173,948	192,914
	Vianini Industria SpA	59,070	302,043
	Vianini Lavori SpA	180,752	3,124,370
#	Vittoria Assicurazioni SpA	62,484	1,217,407

*	Zucchi (Vincenzo) SpA	144,350	724,673
TOTAL COMMON STOCKS			200,762,585

RIGHTS/WARRANTS — (0.1%)
*	Banca Piccolo Credito Valtellinese Scarl SpA Rights 06/15/07	314,205	1,010,441
*	Intek SpA Rights 06/13/08	178,760	58,930
*	Juventus Football Club SpA Rights 06/08/07	242,284	91,934
*	Negri Bossi SpA Warrants 06/30/10	38,000	25,821
TOTAL RIGHTS/WARRANTS			1,187,126
TOTAL — ITALY			201,949,711

NETHERLANDS — (7.0%)
COMMON STOCKS — (7.0%)
	Aalberts Industries NV	372,614	10,442,907
#	Accell Group NV	34,374	1,454,197
*	AFC Ajax NV	18,134	208,324
	Amsterdam Commodities NV	60,689	396,008
	Arcadis NV	62,073	5,299,615
# *	ASM International NV	205,931	5,430,351
*	Atag Group NV	4,630	1,807
	Batenburg Beheer NV	5,153	415,948
*	Begemann Groep NV Series B	13,451	5,792
	Beter Bed Holding NV	69,403	2,478,296
	Brunel International NV	65,086	2,227,051
#	Corporate Express NV	441,331	5,756,380
	Crown Van Gelder NV	18,307	471,008
# *	Crucell NV	237,868	5,496,155
*	Crucell NV ADR	45,768	1,058,156
*	De Vries Robbe Groep NV	9,110	21,558
	DOCdata NV	22,463	196,077
#	Draka Holding NV	48,947	2,059,825
*	Econosto NV	58,746	426,346
	Eriks Group NV	43,983	3,750,910
#	Exact Holding NV	97,790	3,455,605
	Fornix Biosciences NV	29,890	884,176
	Gamma Holding NV	21,255	1,871,787
# *	Getronics NV	544,961	4,078,901
#	Grolsche NV	48,829	2,183,473
	Grontmij NV	19,528	3,387,412
	Hagemeyer NV	1,941,147	9,370,301
	Heijmans NV	91,720	5,491,398
	Hitt NV	20,431	193,850
	ICT Automatisering NV	33,007	641,136
	Imtech NV	87,055	7,693,535
# *	Innoconcepts	76,957	1,612,287
# *	Jetix Europe NV	132,924	3,309,073
	Kas Bank NV	49,050	1,796,618
*	Kendrion NV	41,018	1,146,067
#	Koninklijke Bam Groep NV	436,318	12,965,605
	Koninklijke Boskalis Westminster NV	223,109	8,244,627
	Koninklijke Ten Cate NV	98,255	3,820,243
	Koninklijke Vopak NV	73,543	4,465,305
# *	Laurus NV	262,779	1,166,486
	Macintosh Retail Group NV	97,270	4,447,219
*	Maverix Capital NV	1,500	76,696
	Nederlandsche Apparatenfabriek NV	29,670	1,396,910

	Nutreco Holding NV	146,191	10,935,089
#	Oce NV	353,653	6,983,397
	OPG Groep NV	218,634	7,901,960
	Ordina NV	155,263	3,486,400
# *	Pharming Group NV	285,229	1,184,563
*	Punch Technix NV	12,412	102,041
# *	Qurius NV	351,539	670,546
	Roto Smeets de Boer NV	12,436	701,453
	Royal Reesink NV	2,050	316,808
*	Samas NV	83,066	653,020
*	Seagull Holding NV	5,000	27,168
# *	Semiconductor Industries NV	142,819	950,244
	Sligro Food Group NV	157,640	6,785,784
	Smit Internationale NV	46,180	3,476,913
	Stern Groep NV	1,258	68,305
	Stork NV	105,189	5,559,345
# *	Tele Atlas NV	351,470	8,005,025
#	Telegraaf Media Groep NV	176,535	6,164,894
*	Textielgroep Twenthe NV	1,000	3,364
	TKH Group NV	101,120	2,780,945
*	Tulip Computers NV	39,557	403,733
	Unit 4 Agresso NV	76,624	2,111,383
	Univar NV	99,157	5,156,595
	USG People NV	196,365	9,140,675
# *	Van der Moolen Holding NV	117,201	594,647
	Wegener Arcade NV	105,955	2,596,841
TOTAL — NETHERLANDS			218,056,559

NORWAY — (2.6%)
COMMON STOCKS — (2.6%)
	Acta Holding ASA	464,100	2,834,186
	Aker Yards ASA	155,605	2,706,963
*	Aktiv Kapital ASA	72,417	1,025,404
# *	Altinex ASA	3,100,000	935,916
	Arendals Fosse Kompani ASA	100	25,157
# *	Birdstep Technology ASA	71,000	161,451
# *	Blom ASA	68,367	571,901
	Bonheur ASA	67,400	3,275,093
*	Camillo Eitze	58,200	578,837
*	Corrocean ASA	83,321	84,365
# *	Det Norske Oljeselskap (DNO) ASA	1,774,304	3,513,893
#	DOF ASA	115,506	1,315,572
#	EDB Elektronisk Data Behandling ASA	149,417	1,298,816
#	Ekornes ASA	110,190	2,590,440
# *	Eltek ASA	126,859	1,165,150
*	Ementor ASA	142,551	1,204,677
#	Expert ASA	75,450	1,983,256
*	Fara ASA	56,000	22,263
#	Farstad Shipping ASA	60,790	1,533,845
# *	Fast Search & Transfer ASA	487,050	1,219,309
	Ganger Rolf ASA	50,060	2,123,057
	Havila Shipping ASA	22,400	352,766
*	Home Invest ASA	15,077	—
# *	Ignis ASA	934,282	111,143
# *	Independent Oil Tools ASA	75,603	33,846
	Itera Consulting Group ASA	168,000	179,742
# *	Kongsberg Automotive ASA	86,200	780,303

#	Kongsberg Gruppen ASA	49,500	1,887,524
*	Kverneland ASA	25,808	522,326
#	Leroy Seafood Group ASA	92,100	1,967,560
*	Nordic Semiconductor ASA	51,200	372,070
# *	Norse Energy Corp. ASA	549,400	327,519
*	Norwegian Air Shuttle ASA	31,600	668,115
# *	Ocean Rig ASA	505,762	3,425,386
	Odfjell ASA Series A	94,900	1,857,125
#	Olav Thon Eiendomsselskap ASA	13,360	1,747,024
*	Otrum ASA	17,800	44,412
# *	Petrolia Drilling ASA	1,520,000	863,643
# *	Photocure ASA	33,562	311,418
# *	Q-Free ASA	85,000	214,491
#	Rieber and Son ASA Series A	109,654	962,607
#	Scana Industrier ASA	252,423	684,659
# *	Sevan Marine ASA	385,800	3,623,952
# *	Software Innovation ASA	51,795	124,613
#	Solstad Offshore ASA	59,900	1,578,564
	Sparebanken Midt-Norge	134,100	1,555,596
#	Steen and Stroem ASA	19,512	1,150,046
*	Synnove Finden ASA	16,200	59,868
	Tandberg ASA Series A	276,210	6,210,783
# *	Tandberg Data ASA	122,130	167,089
*	Tandberg Storage ASA	48,450	26,391
*	TGS Nopec Geophysical Co. ASA	316,440	6,690,821
*	Thin Film Electronics ASA	16,200	26,861
#	Tomra Systems ASA	616,328	5,027,017
	TTS Marine ASA	32,900	452,356
#	Veidekke	319,230	3,636,489
#	Wilhelmsen (Wilhelm), Ltd. ASA Series A	60,800	2,358,185
TOTAL — NORWAY			80,171,861

PORTUGAL — (1.0%)
COMMON STOCKS — (1.0%)
	Cin Corporacao Industrial do Norte SA	1,000	9,123
	Corticeira Amorim Sociedad Gestora Participacoes Sociais SA	230,410	625,434
*	Fibras Sinteticas de Portugal SA	195,903	55,400
	Finibanco Holdings SGPS SA	197,573	1,328,634
	Ibersol SGPS SA	20,401	300,820
# *	Impresa Sociedade Gestora de Participacoes Socias SA	190,166	1,433,943
*	Investimentos Participacoes e Gestao SA Inapa	43,702	137,511
	Jeronimo Martins SGPS SA	853,785	5,131,995
#	Mota-Engil SGPS SA	344,465	3,271,353
# *	Novabase SGPS	56,005	372,039
# *	ParaRede SGPS SA	545,591	176,590
#	Portucel-Empresa Produtora de Pasta de Papel SA	466,977	1,843,208
#	Sag Gest - Solucoes Automovel Globais SGPS SA	283,240	712,541
#	Sociedade de Investimento e Gestao SGPS SA	241,216	4,083,449
*	Sonae Industria SGPS SA	280,469	3,668,425
# *	Sonaecom SGPS SA	583,911	3,834,168
*	Sporting Sociedade Desportiva de Futebol	23,339	80,237
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	67,967	204,715
*	Teixeira Duarte Engenharia e Construcoes SA	756,680	4,197,937
	Toyota Caetano Portugal SA	54,900	612,089
TOTAL — PORTUGAL			32,079,611

SPAIN — (4.0%)
COMMON STOCKS — (4.0%)
#	Abengoa SA	105,048	4,267,211
#	Adolfo Dominguez SA	20,351	1,226,160
#	Amper SA	90,745	1,465,780
# *	Avanzit SA	571,836	5,057,922
# *	Azkoyen SA	64,591	675,067
#	Banco de Andalucia SA	9,800	1,179,592
	Banco de Credito Balear SA	35,424	1,501,568
#	Banco Guipuzcoano SA	309,286	6,729,297
*	Baron de Ley SA	14,325	954,233
	Bodegas Riojanas SA	12,365	158,918
#	Campofrio Alimentacion SA	92,800	1,834,443
	Cementos Portland Valderrivas SA	16,881	2,367,361
#	Compania de Distribucion Integral Logista SA	29,600	2,424,472
#	Compania Vinicola del Norte de Espana SA	16,600	380,108
#	Construcciones y Auxiliar de Ferrocarriles SA	7,500	2,226,227
*	Corporacion Dermoestetica	65,100	954,388
*	Dogi International Fabrics SA	111,418	443,519
#	Duro Felguera SA	177,786	2,051,997
	Electnor SA	103,987	4,416,089
# *	Ercros SA	1,563,603	1,239,565
*	Espanola del Zinc SA	29,250	72,418
*	Estacionamientos Urbanos SA	4,200	—
#	Faes Farma SA	229,090	5,287,312
*	Federico Partenina SA	1,190	13,200
	Funespana SA	21,493	230,995
*	Funespana SA	614	6,601
	Grupo Catalana Occidente SA	70,364	3,065,039
#	Grupo Empresarial Ence SA	368,840	4,770,516
	Iberpapel Gestion SA	26,621	777,246
#	Inbesos SA	12,494	353,906
	Indo Internacional SA	37,172	470,339
	Inmobiliaria del Sur SA	2,513	263,958
# *	La Seda de Barcelona SA	1,346,356	4,356,712
	Lingotes Especiales SA	22,080	222,855
#	Mecalux SA	55,754	2,609,657
#	Miquel y Costas & Miquel SA	26,111	901,229
#	Natra SA	88,094	1,232,306
# *	Natraceutical SA	746,798	1,596,631
# *	NH Hoteles SA	265,195	5,802,146
*	Nicolas Correa SA	26,994	244,966
	Obrascon Huarte Lain SA	107,743	5,281,000
# *	Papeles y Cartones de Europa SA	183,826	2,262,236
	Pescanova SA	26,443	1,264,563
#	Prim SA	29,620	621,525
	Prosegur Cia de Seguridad SA	80,342	3,174,527
# *	Service Point Solutions SA	446,272	2,220,620
*	Service Point Solutions SA	13,323	66,329
# *	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	160,564	1,100,752
*	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola Issue 07	60,210	413,180
#	Sol Melia SA	112,700	2,674,242
#	SOS Cuetara SA	363,709	6,976,845
	Tavex Algodonera SA	185,541	840,993
# *	Tecnocom Telecomunicaciones y Energia SA	47,111	786,923
#	Tubacex SA	448,449	3,918,874
	Tubos Reunidos SA	104,798	2,760,561

	Unipapel SA	46,477	1,749,296
	Uralita SA	338,493	3,216,269
# *	Urbanizaciones y Transportes SA	267,319	718,572
	Vidrala SA	59,088	2,158,086
	Viscofan SA	184,330	4,351,117
# *	Zeltia SA, Madrid	584,553	5,431,827
TOTAL COMMON STOCKS			125,820,286

RIGHTS/WARRANTS — (0.0%)
*	Banco Guipuzcoano SA Rights 06/11/07	309,286	216,403
*	Ercros SA Rights 06/08/07	1,563,603	42,078
TOTAL RIGHTS/WARRANTS			258,481
TOTAL — SPAIN			126,078,767

SWEDEN — (5.1%)
COMMON STOCKS — (5.1%)
*	Acando AB	160,086	399,992
*	Acando AB	130,800	24,385
# *	Active Biotech AB	77,400	783,308
	Addtech AB Series B	56,300	1,363,312
#	Angpanneforeningen AB Series B	48,500	1,300,816
# *	Anoto Group AB	261,833	448,461
	Aros Quality Group AB	41,400	318,999
*	Artimplant AB Series B	144,000	139,592
#	Axfood AB	92,000	3,444,233
#	Axis AB	183,494	4,656,989
	B&B Tools AB	66,900	2,393,953
	Ballingslov International AB	26,700	936,338
	Beiger Electronics AB	14,700	370,376
	Beijer Alma AB	58,800	962,697
#	Bilia AB Series A	116,725	2,283,636
#	Billerud AB	150,300	2,290,857
*	BioGaia AB Series B	38,000	275,493
*	Biotage AB	128,240	220,547
	Bong Ljungdahl AB	24,800	226,191
*	Boras Waefveri AB Series B	11,200	33,150
#	Boss Media AB	125,700	316,591
#	Cantena AB	58,362	979,099
	Cardo AB	63,000	2,803,850
	Carl Lamm AB	33,280	283,744
	Castellum AB	428,900	6,279,626
*	Cision AB	245,156	981,710
#	Clas Ohlson AB Series B	102,500	2,312,388
#	Cloetta AB Series B	24,650	906,677
#	Concordia Maritime AB Series B	70,300	475,696
*	Consilium AB Series B	16,994	143,021
	D. Carnegie & Co. AB	148,200	2,955,632
*	DORO AB	400	464
*	Duroc AB Series B	2,700	12,956
#	Elekta AB Series B	317,200	5,858,526
	Elverket Vallentuna AB	8,650	52,442
# *	Enea Data AB Series B	1,012,000	482,938
	Eniro AB	365,200	4,716,259
#	Expanda AB	19,547	245,832
	Fabege AB	410,700	5,312,260
	Fagerhult AB	16,800	394,771

	Forshem Group AB Series B	9,400	98,557
	G & L Beijer AB Series B	28,200	762,376
	Geveko AB	10,800	311,960
*	Geveko AB Series B	10,800	116,672
#	Gunnebo AB	106,800	1,383,061
	Gunnebo Industrier AB	10,000	278,817
	Haldex AB	64,700	1,543,950
#	Heba Fastighets AB Series B	14,500	416,131
	Hiq International AB	111,889	638,059
	HL Display AB Series B	14,400	397,854
#	Hoganas AB Series B	77,300	2,339,591
#	Home Properties AB	25,400	356,614
*	IBS AB Series B	195,200	658,611
*	Industrial & Financial Systems AB Series B	487,600	613,156
#	Intellecta AB Series B	5,500	52,284
#	Intrum Justitia AB	163,100	2,181,182
#	Invik and Co. AB Series B	15,540	517,518
	JM AB	280,673	10,359,847
	Klovern AB	303,476	1,420,483
	Kungsleden AB	432,600	6,894,636
	Lagercrantz Group AB Series B	64,300	362,147
*	LBI International AB	107,651	809,460
	Lennart Wallenstam Byggnads AB Class B	123,900	3,142,503
	Lindex AB	235,900	2,984,610
	LjungbergGruppen AB Series B	15,200	241,740
	LogicaCMG P.L.C.	955,510	3,151,909
*	Lundin Petroleum AB	90,000	946,052
# *	Mandator AB	455,520	168,709
*	Medivir Series B	42,950	431,882
# *	Micronic Laser Systems AB	105,400	803,156
*	Midelfart Sonesson AB Series A	4,160	12,655
*	Midelfart Sonesson AB Series B	4,160	11,011
	Munters AB	171,000	2,560,248
*	Munters AB	57,000	163,930
	NCC AB Series B	118,100	3,398,596
	Nefab AB	55,300	635,741
*	Net Insight AB Series B	924,000	773,734
	New Wave Group AB Series B	107,400	1,231,011
#	NIBE Industrier AB	185,200	3,669,247
#	Nobia AB	433,500	5,374,926
#	Nolato AB Series B	66,440	657,807
	OEM International AB Series B	44,400	393,177
*	OEM International AB Series B	14,800	42,564
#	OMX AB	189,900	6,133,768
#	Orc Software AB	36,300	980,635
*	Ortivus AB	48,010	88,647
#	Partnertech AB	28,800	455,726
#	PEAB AB Series B	125,200	4,364,620
	Poolia AB Series B	36,150	303,113
	Prevas AB Series B	16,000	82,394
*	Pricer AB Series B	1,711,500	133,478
	Proact It Group AB	29,000	154,436
*	Proffice AB	215,400	738,124
	Profilgruppen AB	16,300	193,342
#	Q-Med AB	159,200	2,483,906
*	RaySearch Laboratories AB	12,700	482,339
*	Readsoft AB Series B	48,800	158,780
#	Rederi AB Transatlantic Series B	95,600	791,334

#	rnb Retail and Brands AB	97,200	1,264,569
#	Rottneros Bruk AB	425,600	350,993
#	Salus Ansvar AB Series B	38,900	134,784
*	Scribona AB Series A	40,100	31,295
*	Scribona AB Series B	226,140	171,401
*	Semcon AB	39,900	334,011
	Sigma AB Series B	25,800	42,359
*	Sintercast AB	11,800	156,339
	Skanditek Industrifoervaltnings AB	156,975	1,000,999
	Skistar AB	94,800	1,667,291
#	Studsvik AB	21,900	775,292
# *	SWECO AB Series B	184,000	1,808,674
# *	SWECO AB Series B Redemption Shares	184,000	44,674
*	Switchcore AB	185,784	5,118
# *	Teleca AB Series B	157,200	638,326
# *	Telelogic AB	777,200	1,941,227
*	Teligent AB	111,400	101,314
*	Ticket Travel Group AB	41,152	112,524
	Trelleborg AB Series B	230,400	7,328,100
	Uniflex AB Series B	3,630	61,685
	VBG AB Series B	1,084	22,539
*	Vitrolife AB	41,500	262,927
*	Wedins Skor & Accessoarer AB	113,400	180,382
	Westergyllen AB Series B	9,400	51,677
#	Wihlborgs Fastigheter AB	65,658	1,413,933
	Xponcard Group AB	7,300	127,165
TOTAL COMMON STOCKS			159,270,221

RIGHTS/WARRANTS — (0.0%)
*	JM AB Rights 06/07/07	3	1
TOTAL — SWEDEN			159,270,222

SWITZERLAND — (11.1%)
COMMON STOCKS — (11.0%)
*	4M Technologies Holding SA	18,445	43,770
	A. Hiestad Holding AG	1,426	2,138,319
*	Actelion, Ltd.	35,944	7,862,816
	AFG Arbonia-Forster Holding AG	4,799	2,492,488
	Allreal Holding AG	28,047	3,359,014
	Also Holding AG	16,678	939,207
	Ascom Holding AG	92,504	1,192,727
	Bachem AG	26,438	2,232,413
	Baloise-Holding AG	24,030	2,509,891
	Bank Coop AG	31,715	2,084,248
	Bank Sarasin & Cie Series B	1,778	7,708,400
	Banque Cantonale de Geneve	4,141	982,040
	Banque Cantonale du Jura	450	202,594
	Banque Cantonale Vaudoise (BCV)	11,172	5,785,285
	Banque Privee Edmond de Rothschild SA	161	4,932,064
	Barry Callebaut AG	10,927	8,935,411
	Basellandschaftliche Kantonalbank	600	475,704
*	Basilea Pharmaceutica AG	2,629	600,269
	Basler Kantonalbank	5,250	510,087
	Belimo Holdings AG	1,884	2,121,534
	Bellevue Group AG	27,315	2,050,818
	Berner Kantonalbank	25,110	4,511,835

	Bobst Group AG	36,682	2,372,005
	Bossard Holding AG	8,467	601,231
	Bucher Industries AG	33,989	5,136,608
	BVZ (Brig Visp Zermatt) Holding AG	580	170,488
	Calida Holding AG	396	213,472
*	Card Guard AG	32,013	287,902
	Carlo Gavazzi Holding AG	1,065	230,403
	Charles Voegele Holding AG	29,471	3,378,757
	Clariant AG	794,519	13,560,457
	Compagnie Financiere Tradition	5,202	898,332
	Converium Holding AG	546,150	9,989,112
	Conzzeta Holdings AG	1,415	3,164,540
*	COS Computer Systems AG	4,391	100,825
#	Crealogix Holding AG	3,388	287,699
	Daetwyler Holding AG	348	2,272,046
	Edipresse SA	1,572	758,021
	Eichhof Holding AG	458	822,227
	Elektrizitaets-Gesellschaft Laufenberg AG	3,207	4,003,425
*	ELMA Electronic AG	472	188,848
	Emmi AG	13,638	1,725,904
#	Ems-Chemie Holding AG	31,716	4,129,107
	Energiedienst Holding AG	8,265	4,631,365
*	Escor Casino & Entertainment AG	2,010	46,060
#	Feintol International Holding AG	1,601	592,796
	Flughafen Zuerich AG	13,645	5,273,863
*	Forbo Holding AG	5,990	3,299,910
	Fuchs Petrolub AG	19,809	1,643,501
	Galenica Holding AG	15,936	5,499,476
	George Fisher AG	11,518	8,845,015
	Golay-Buchel Holding SA	40	81,862
	Gurit Holding AG	1,326	1,614,213
	Helvetia Holding AG	12,833	5,163,978
	Hexagon AB Series B	27,240	1,547,877
*	Implenia AG	49,554	1,738,304
*	Industrieholding Cham AG	1,704	693,898
	Interroll-Holding SA	2,475	1,037,722
	Intershop Holding AG	3,444	875,837
*	IsoTis, Inc. SA	25,184	198,954
#	Jelmoli Holding AG (4382641)	1,521	5,463,250
	Jelmoli Holding AG (4382652)	2,835	2,037,692
*	Kaba Holding AG	10,381	3,118,517
*	Kardex AG	17,985	917,626
	Komax Holding AG	9,005	1,571,492
#	Kudelski SA	106,944	4,158,703
	Kuoni Reisen Holding AG	13,794	8,379,655
	Lem Holdings SA	3,651	866,474
*	Logitech International SA	247,190	6,566,726
#	Lonza Group AG	129,327	12,789,845
	Luzerner Kantonalbank	18,593	4,131,399
	Medisize Holding AG	13,260	1,061,740
	Metraux Services SA	1,853	363,189
# *	Micronas Semiconductor Holding AG	78,808	1,643,223
*	Mikron Holding AG	43,452	606,752
	Mobilezone Holding AG	115,610	690,581
	Orell Fuessli Holding AG	5,076	854,272
*	Parco Industriale e Immobiliare SA	600	1,715
*	Phoenix Mecano AG	3,041	1,392,762
	PSP Swiss Property AG	148,025	8,798,717

	PubliGroupe SA	6,325	2,173,546
	Rieters Holdings AG	15,890	8,780,380
	Romande Energie Holding SA	2,839	4,056,278
*	Schaffner Holding AG	1,830	365,695
#	Schulthess Group AG	14,570	1,879,448
	Schweiter Technology AG	4,193	1,437,820
	Schweizerhall Holding AG	8,648	1,482,844
#	Schweizerische National Versicherungs Gesellschaft	1,881	1,590,548
	SEZ Holding AG	53,128	1,612,058
	SIA Abrasives Holding AG	2,381	969,043
	Siegfried Holding AG	8,560	1,431,536
*	Sihl	150	367
	Sika AG	8,623	17,131,434
	Societa Elettrica Sopracenerina SA	2,409	562,428
	Societe Generale d’Affichage	5,872	1,256,057
*	Spirt Avert AG	1,409	13,368
*	St. Galler Kantonalbank	9,217	4,682,787
	Straumann Holding AG	12,103	3,528,729
	Sulzer AG	14,002	17,990,210
	Swiss Prime Site AG	81,434	4,919,224
*	Swisslog Holding AG	798,972	1,225,354
	Swissquote Group Holding SA	41,220	1,985,103
	Tamedia AG	15,322	2,272,825
	Tecan Group AG	40,139	2,833,142
*	Temenos Group AG	152,630	3,486,950
*	Tornos SA	38,028	699,743
*	UMS Schweizerische Metallwerke Holding AG	17,585	365,940
*	Unilabs SA	23,874	869,455
	Valartis Group AG	10,374	804,389
	Valiant Holding AG	60,231	8,556,960
	Valora Holding AG	12,004	3,342,947
	Vaudoise Assurances Holdings SA	3,233	550,911
*	Villars Holding SA	150	71,032
# *	Von Roll Holding AG	379,814	3,484,368
	Vontobel Holdings AG	114,466	7,045,058
	Walliser Kantonalbank	1,457	588,885
	WMH Walter Meier Holding AG	4,878	816,605
	Zehnder Holding AG	786	1,784,765
	Zueblin Immobilien Holding AG	78,908	785,567
	Zuger Kantonalbank	630	1,825,279
TOTAL COMMON STOCKS			345,420,382

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG	19,809	1,748,898

RIGHTS/WARRANTS — (0.0%)
*	Unilabs SA Warrants 12/15/08	23,874	18,712
TOTAL — SWITZERLAND			347,187,992

UNITED KINGDOM — (0.0%)
COMMON STOCKS — (0.0%)
*	Total Produce P.L.C.	897,420	906,270

		Face Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $3,500,000 FNMA 6.50%, 09/01/36, valued at $3,303,007) to be repurchased at $3,253,469	$3,253	3,253,000

SECURITIES LENDING COLLATERAL — (24.2%)
@	Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $1,344,315 FHLMC 6.000%, 03/15/29, valued at $2,154,717) to be repurchased at $2,112,468	2,112	2,112,156
@	Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $341,355,701 FHLMC 5.000%, 10/01/36 & 12/01/36, valued at $317,583,168) to be repurchased at $311,401,972	311,356	311,356,047
@	Repurchase Agreement, Merrill Lynch Government 5.31%, 06/01/07 (Collateralized by $389,445,810 FHLMC, rates ranging from 4.500% to 6.000%, maturities ranging from 08/01/20 to 06/01/37 & FNMA, rates ranging from 4.500% to 7.200%, maturities ranging from 03/01/18 to 05/01/37, valued at $331,500,532) to be repurchased at $325,047,938	325,000	325,000,000
@	Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $156,652,268 FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 07/01/20 to 04/01/47, valued at $119,340,373) to be repurchased at $117,017,193	117,000	117,000,000
TOTAL SECURITIES LENDING COLLATERAL			755,468,203

TOTAL INVESTMENTS — (100.0%) (Cost $2,066,860,787)			$3,127,743,350

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

		Shares	Value††

ARGENTINA — (0.4%)
COMMON STOCKS — (0.4%)
	Acindar Industria Argentina de Aceros SA Series B	601,249	$838,944
*	Alpargatas SAIC	1,078	1,800
	Alto Palermo SA Series A	5,000	25,565
	BBVA Banco Frances SA	399,900	1,541,492
*	Capex SA Series A	52,893	171,871
*	Celulosa Argentina SA Series B	24,922	23,025
*	Central Puerto SA Series B	16,000	17,483
*	Endesa Costanera SA Series B	114,100	143,214
*	Gas Natural Ban SA	345,000	203,327
*	IRSA Inversiones y Representaciones SA	657,649	1,361,796
*	Juan Minetti SA	353,151	290,259
	Ledesma S.A.A.I.	242,632	204,832
*	Metrogas SA Series B	543,115	250,879
*	Molinos Rio de la Plata SA Series B	596,060	1,053,871
	Siderar S.A.I.C. Series A	649,191	4,601,581
	Solvay Indupa S.A.I.C.	555,366	689,999
*	Transportadora de Gas del Sur SA Series B	445,280	686,567
TOTAL — ARGENTINA			12,106,505

BRAZIL — (12.0%)
COMMON STOCKS — (1.6%)
	Arcelor Brasil SA	445,346	11,707,430
	Brasil Telecom Participacoes SA	59,520	1,553,546
	Companhia de Bebidas das Americas	8,998,884	6,089,776
*	Companhia de Bebidas das Americas (AmBev) Subscription Receipt	42,440	28,720
	Companhia Siderurgica Nacional SA	241,404	12,454,737
	Copesul Companhia Petroquimica do Sul	55,860	1,043,922
	CPFL Energia SA	1,935	36,262
	Empresa Brasileira de Aeronautica SA	696,921	8,434,885
	Lojas Renner SA	15,810	271,511
	Perdigao SA	7,898	143,077
	Souza Cruz SA	291,700	7,227,965
*	Tele Norte Celular Participacoes SA	57,624,254	33,897
	Tele Norte Leste Participacoes SA	59,254	2,233,206
	Tractebel Energia SA	203,300	2,169,521
*	Vivo Participacoes SA	64,140	510,849
TOTAL COMMON STOCKS			53,939,304

PREFERRED STOCKS — (10.4%)
	Ambev Cia de Bebidas das Americas	12,453,835	8,460,310
	Ambev Cia de Bebidas das Americas ADR	382,700	25,947,060
	Aracruz Celulose SA Series B	711,999	4,266,064
	Aracruz Celulose SA Sponsored ADR	48,400	2,912,228
	Banci Itau Holding Financeira SA	868,000	38,113,378

	Banco Bradesco SA	1,604,316	40,838,653
	Brasil Telecom Participacoes SA Preferred Shares	234,026	2,915,277
	Brasil Telecom SA	626,729	4,479,432
	Braskem SA Preferred A	435,600	3,718,813
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	58,650,000	1,998,252
*	Companhia de Bebidas das Americas (AmBev)	58,735	39,901
	Companhia Energetica de Minas Gerais	164,850,000	6,521,916
	Companhia Paranaense de Energia-Copel Series B	100,000,000	1,491,411
	Companhia Vale do Rio Doce Series A	1,853,760	70,859,759
	Companhia Vale do Rio Doce Sponsored ADR	170,800	6,555,304
*	Empresa Nasional de Comercio Redito e Participacoes SA	480,000	2,547
	Gerdau SA	697,734	15,705,371
	Gol Linhas Aereas Inteligentes SA	70,500	2,339,235
	Investimentos Itau SA	3,630,981	22,738,522
*	Itausa - Investimentos Itau SA	37,122	232,471
	Klabin SA	682,875	2,257,291
	Metalurgica Gerdau SA	148,275	4,391,904
	Suzano Papel e Celullose SA	143,545	1,733,599
	Tele Norte Leste Participacoes SA	180,034	3,420,740
	Tele Norte Leste Participacoes SA ADR	137,000	2,604,370
	Telecomunicacoes de Sao Paulo SA	621,100	18,299,979
	Telemar Norte Leste SA	165,100	4,451,942
	Tim Participacoes SA ADR	109,680	4,014,288
	Unibanco-Uniao de Bancos Brasileiros SA	40,000	186,153
	Unibanco-Uniao de Bancos Brasileiros SA GDR	46,000	5,166,260
	Unibanco-Uniao de Bancos Brasileiros Units SA	1,026,260	11,491,334
	Usinas Siderurgicas de Minas Gerais SA Series A	200,539	11,170,054
	Usinas Siderurgicas de Minas Gerais SA Series B	325	18,106
	Vale do Rio Doce Series B	81,160	—
	Vivo Participacoes SA	1,148,746	5,609,181
#	Vivo Participacoes SA ADR	110,000	539,000
	Votorantim Celulose e Papel SA	71,336	1,557,435
	Weg SA	489,800	4,105,039
TOTAL PREFERRED STOCKS			341,152,579
TOTAL — BRAZIL			395,091,883

CHILE — (2.9%)
COMMON STOCKS — (2.9%)
	Banco de Chile Series F ADR	49,895	2,420,919
	Banco de Credito e Inversiones SA Series A	14,204	454,009
	Banco Santander Chile SA ADR	295,998	14,533,502
	CAP SA (Compania de Aceros del Pacifico)	50,661	896,399
	Colbun SA	6,866,470	1,482,771
	Compania Cervecerias Unidas SA ADR	115,400	4,004,380
	Compania General de Electricidad SA	9,700	86,739
	Compania Telecomunicaciones de Chile SA Sponsored ADR	421,400	4,045,440
	Corpbanca SA	69,972,500	418,690
	Distribucion y Servicio D&S SA ADR	208,828	6,482,021
	Embotelladora Andina SA Series A ADR	109,600	2,037,464
	Embotelladora Andina SA Series B ADR	89,100	1,790,910
	Empresa Nacional de Electricidad SA Sponsored ADR	514,018	23,953,239
	Empresa Nacional de Telecomunicaciones SA	14,500	244,287
	Empresas CMPC SA	7,693	259,068
	Empresas Copec SA	117,000	1,707,363
	Enersis SA Sponsored ADR	361,903	6,651,777
	Lan Airlines SA Sponsored ADR	125,900	10,124,878
*	Madeco Manufacturera de Cobre SA Sponsored ADR	4,450	58,117

Masisa SA ADR	38,553	521,236
S.A.C.I. Falabella SA	232,700	1,115,685
Sociedad Quimica y Minera de Chile SA Sponsored ADR	61,300	10,092,432
Sociedad Quimica y Minera de Chile SA Sponsored ADR Class A	902	149,935
Vina de Concha y Toro SA Sponsored ADR	67,750	2,769,620
TOTAL COMMON STOCKS		96,300,881

RIGHTS/WARRANTS — (0.0%)
* Lan Airlines SA ADR Rights 06/17/07	7,848	200,181
TOTAL — CHILE		96,501,062

CZECH REPUBLIC — (1.1%)
COMMON STOCKS — (1.1%)
CEZ A.S.	381,144	19,472,470
Komercni Banka A.S.	27,759	5,089,938
Phillip Morris CR A.S.	954	476,383
# Telefonica 02 Czech Republic A.S.	230,085	6,678,493
* Unipetrol A.S.	119,768	1,563,533
Zentiva NV	38,106	2,618,966
TOTAL — CZECH REPUBLIC		35,899,783

HUNGARY — (1.9%)
COMMON STOCKS — (1.9%)
ELMU NYRT	185	33,178
Magyar Telekom Telecommunications P.L.C.	1,050,555	5,271,821
MOL Hungarian Oil & Gas NYRT	168,429	21,673,925
OTP Bank NYRT	404,689	21,421,425
# Richter Gedeon NYRT	46,937	9,557,858
Tiszai Vegyi Kombinat RT	88,824	3,737,595
TOTAL — HUNGARY		61,695,802

INDIA — (11.7%)
COMMON STOCKS — (11.7%)
Aban Offshore, Ltd.	16,521	1,063,958
ABB, Ltd. India	40,539	4,602,989
Adani Enterprises, Ltd.	51,000	297,101
Aditya Birla Nuvo, Ltd.	26,368	915,683
Ambuja Cements, Ltd.	1,452,686	4,065,706
Amtek Auto, Ltd.	55,615	554,266
Apollo Hospitals Enterprise, Ltd.	21,437	262,068
Arvind Mills, Ltd.	90,436	102,379
Ashok Leyland, Ltd.	621,735	572,449
Asian Paints (India), Ltd.	81,536	1,672,551
Aventis Pharma, Ltd.	8,241	269,996
Bajaj Auto, Ltd.	102,119	5,610,465
Bajaj Hindusthan, Ltd.	49,677	209,385
Balrampur Chini Mills, Ltd.	41,380	75,845
Bharat Earth Movers, Ltd.	32,527	838,106
Bharat Forge, Ltd.	174,384	1,413,116
Biocon, Ltd.	87,444	999,404
Cadila Healthcare, Ltd.	43,470	361,665
Century Textiles & Industries, Ltd.	51,740	776,670
Chennai Petroleum Corp., Ltd.	63,105	388,982

	Cipla, Ltd.	880,500	4,729,606
	Colgate-Palmolive (India), Ltd.	84,376	758,015
	Crompton Greaves, Ltd.	184,828	1,128,817
	Cummins India, Ltd.	135,892	1,022,150
	Dabur India, Ltd.	226,618	556,448
*	Dish TV India, Ltd.	304,209	1,002,043
	Dr. Reddy’s Laboratories, Ltd.	174,080	2,793,561
	EIH, Ltd.	141,150	347,826
	Gammon India, Ltd.	46,112	440,494
	GlaxoSmithKline Pharmaceuticals, Ltd.	89,046	2,804,272
	Glenmark Pharmaceuticals, Ltd.	70,430	1,219,861
	Godrej Consumer Products, Ltd.	95,928	337,099
	Godrej Industries, Ltd.	124,636	573,469
	Great Eastern Shipping Co., Ltd.	110,304	822,360
	Great Offshore, Ltd.	27,576	525,497
	HCL Infosystems, Ltd.	86,934	351,166
	HCL Technologies, Ltd.	530,870	4,503,838
	HDFC Bank, Ltd.	386,733	10,931,711
	Hero Honda Motors, Ltd. Series B	286,616	5,198,051
	Hindustan Construction Co., Ltd.	40,914	97,823
	Hindustan Lever, Ltd.	2,697,394	13,567,672
	ICICI Bank Sponsored ADR	458,878	21,819,649
*	India Cements, Ltd.	60,633	269,325
	Indiabulls Financial Services, Ltd.	150,621	1,974,477
	Indian Hotels Co., Ltd.	644,960	2,315,623
	Indian Petrochemicals Corp., Ltd.	251,964	2,199,500
	Industrial Development Bank of India, Ltd.	678,674	1,600,742
	Infosys Technologies, Ltd.	657,429	31,205,035
	ITC, Ltd.	3,899,423	15,752,149
	IVRCL Infrastructures & Projects, Ltd.	22,647	196,357
	Jaiprakash Associates, Ltd.	20,000	344,234
	Jammu & Kashmir Bank, Ltd.	20,547	325,314
	Jindal Steel & Power, Ltd.	20,902	1,660,454
	JSW Steel, Ltd.	106,526	1,596,409
	Jubilant Organosys, Ltd.	95,560	671,260
	Lakshmi Machine Works, Ltd.	3,903	254,030
	Larsen & Toubro, Ltd.	216,588	10,696,606
	Lupin, Ltd.	65,216	1,147,239
	Madras Cements, Ltd.	4,361	300,115
	Mahindra & Mahindra, Ltd.	267,561	5,015,722
	Mangalore Refinery & Petrochemicals, Ltd.	846,013	862,277
	Maruti Udyog, Ltd.	162,177	3,273,357
	Matrix Laboratories, Ltd.	95,511	557,845
*	McDowell India Spirits, Ltd.	4,382	7,716
	Moser Baer (India), Ltd.	58,962	627,411
	Motor Industries Co., Ltd.	24,968	2,746,256
	Nagarjuna Construction Co., Ltd.	37,276	147,945
	Nicholas Piramal India, Ltd.	76,008	473,453
	Nirma, Ltd.	91,336	443,254
	Pantaloon Retail India, Ltd.	58,580	623,758
	Patni Computer Systems, Ltd.	116,382	1,531,970
	Petronet LNG, Ltd.	97,953	125,412
	Proctor & Gamble Hygiene & Health Care, Ltd.	11,227	214,203
	Ranbaxy Laboratories, Ltd.	411,794	3,940,514
	Raymond, Ltd.	35,367	282,946
	Reliance Capital, Ltd.	86,097	2,029,370
*	Reliance Communications, Ltd.	1,721,955	21,433,618
*	Reliance Energy, Ltd.	339,176	4,512,869

	Reliance Industries, Ltd.	1,721,955	74,894,879
*	Reliance Natural Resources, Ltd.	1,721,955	1,536,525
	Satyam Computer Services, Ltd.	772,898	8,973,829
	Sesa Goa, Ltd.	26,750	1,111,841
	Shree Cement, Ltd.	12,572	385,340
	Siemens India, Ltd.	142,115	4,505,293
	Sterling Biotech, Ltd.	83,096	374,353
	Sterlite Industries (India), Ltd. Series A	431,495	5,807,310
*	Sun Pharma Advanced Research Co., Ltd.	162,432	181,413
	Sun Pharmaceuticals Industries, Ltd.	162,432	4,449,966
	Tata Chemicals, Ltd.	130,261	824,405
	Tata Consultancy Services, Ltd.	504,652	15,054,913
	Tata Motors, Ltd.	408,049	7,662,253
	Tata Power Co., Ltd.	170,018	2,439,753
*	Tata Steel, Ltd.	592,597	9,276,323
	Tata Tea, Ltd.	41,503	944,612
*	Tata Teleservices Maharashtra, Ltd.	1,648,110	1,106,621
	Thermax, Ltd.	46,429	576,009
	Titan Industries, Ltd.	7,547	209,729
	TVS Motor Co., Ltd.	33,921	55,156
	Unitech, Ltd.	171,960	2,440,194
	United Phosphorus, Ltd.	69,388	484,356
	United Spirits, Ltd.	41,145	1,263,553
	UTI Bank, Ltd.	349,044	5,008,511
	Videsh Sanchar Nigam, Ltd.	155,496	1,769,668
	Wipro, Ltd.	440,456	5,917,823
*	Wire & Wireless India, Ltd.	264,530	483,718
	Wockhardt, Ltd.	38,730	397,216
	Zee Entertainment Enterprises, Ltd.	529,060	4,092,361
*	Zee News, Ltd.	239,188	280,098
TOTAL — INDIA			384,450,998

INDONESIA — (2.6%)
COMMON STOCKS — (2.6%)
	PT Astra Agro Lestari Tbk	250,000	428,601
	PT Astra International Tbk	8,046,961	14,981,997
	PT Bank Central Asia Tbk	6,630,000	3,944,912
	PT Bank Danamon Indonesia Tbk	2,896,000	2,300,539
	PT Bumi Resources Tbk	4,150,000	823,427
	PT Gudang Garam Tbk	2,627,500	3,312,966
	PT Indocement Tunggal Prakarsa Tbk	1,135,000	713,518
	PT Indofood Sukses Makmur Tbk	5,300,000	1,037,681
	PT Indosat Tbk	7,961,500	6,150,882
	PT International Nickel Indonesia Tbk	331,000	2,066,550
	PT Kalbe Farma Tbk	5,200,000	732,260
*	PT Medco Energi International Tbk	240,000	97,321
*	PT Panasia Indosyntec Tbk	75,100	3,403
	PT Semen Gresik Tbk	826,500	4,058,403
	PT Telekomunikasi Indonesia Tbk	33,437,640	36,394,909
	PT Unilever Indonesia Tbk	9,580,000	6,857,771
	PT United Tractors Tbk	943,000	808,288
TOTAL COMMON STOCKS			84,713,428

RIGHTS/WARRANTS — (0.0%)
*	Lippo Karawaci Free Warrants 11/30/07	91,754	6,860
TOTAL — INDONESIA			84,720,288

ISRAEL — (4.3%)
COMMON STOCKS — (4.3%)
	Africa-Israel Investments, Ltd.	31,387	3,554,129
	Bank Hapoalim B.M.	2,309,640	12,495,532
	Bank Leumi Le-Israel	2,521,861	10,694,329
	Bezeq Israeli Telecommunication Corp., Ltd.	3,036,759	5,344,441
	Clal Industries, Ltd.	215,443	1,343,536
	Clal Insurance Enterprise Holdings, Ltd.	42,165	1,357,225
	Delek Group, Ltd.	4,584	1,075,840
	Discount Investment Corp.	66,100	2,332,048
	Elbit Systems, Ltd.	56,043	2,415,572
*	First International Bank of Israel, Ltd.	205,277	563,726
*	First International Bank of Israel, Ltd. Par Value $0.05	48,660	647,494
	IDB Development Corp., Ltd. Series A	60,607	2,630,121
	IDB Holding Corp., Ltd.	36,578	1,297,864
	Israel Chemicals, Ltd.	1,410,154	12,006,237
	Israel Corp., Ltd. Series A	5,500	4,095,429
*	Koor Industries, Ltd.	22,390	1,400,724
	Makhteshim-Agan Industries, Ltd.	843,283	6,123,300
	Migdal Insurance Holdings, Ltd.	600,593	1,098,572
*	NICE Systems, Ltd. Sponsored ADR	66,504	2,519,837
	Ormat Industries, Ltd.	113,997	1,332,698
	Osem Investment, Ltd.	108,870	1,245,785
	Partner Communications Co., Ltd.	124,006	2,133,841
	Strauss Group, Ltd.	55,697	713,641
	Teva Pharmaceutical Industries, Ltd.	173,280	6,762,221
	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	1,322,025	51,823,380
	United Mizrahi Bank, Ltd.	384,693	2,998,004
TOTAL — ISRAEL			140,005,526

MALAYSIA — (4.9%)
COMMON STOCKS — (4.9%)
	Affin Holdings Berhad	95,000	65,678
*	Airasia Berhad	1,839,000	1,059,935
	AmInvestment Group Berhad	406,882	357,867
	AMMB Holdings Berhad	2,103,331	2,415,192
	Asiatic Development Berhad	395,100	772,104
	Batu Kawan Berhad	74,000	197,085
	Berjaya Sports Toto Berhad	973,600	1,397,609
	British American Tobacco Berhad	295,300	3,973,091
	Bumiputra-Commerce Asset Holdings Berhad	3,547,127	12,445,852
	Digi.Com Berhad	767,162	4,689,866
	EON Capital Berhad	223,600	444,017
	Fraser & Neave Holdings Berhad	61,000	131,963
	Gamuda Berhad	726,300	1,891,883
	Genting Berhad	3,486,500	8,104,446
	Golden Hope Plantations Berhad	948,200	2,405,974
	Highlands and Lowlands Berhad	107,500	253,250
	Hong Leong Bank Berhad	1,607,150	2,960,016
	Hong Leong Financial Group Berhad	738,729	1,349,790
	IGB Corp. Berhad	907,900	774,239
	IJM Corp. Berhad	424,800	1,026,602
	IOI Corp. Berhad	1,083,620	8,768,868
	IOI Properties Berhad	151,300	579,439
	KLCC Property Holdings Berhad	580,000	638,424

	KNM Group Berhad	139,000	573,077
	Kuala Lumpur Kepong Berhad	1,120,500	4,430,908
	Lion Diversified Holdings Berhad	263,900	661,468
	Magnum Corp. Berhad	1,487,600	1,498,033
	Malakoff Berhad	835,700	2,508,207
	Malayan Banking Berhad	3,065,000	10,906,545
	Malayan Cement Berhad	1,365,100	691,525
*	Malaysian Airlines System Berhad	904,100	1,569,484
	Malaysian Pacific Industries Berhad	170,000	515,747
*	Malaysian Plantations Berhad	927,500	791,776
	Maxis Communications Berhad	1,631,600	7,380,157
	MISC Berhad	3,003,132	8,799,387
	MMC Corp. Berhad	828,700	1,925,825
	Nestle (Malaysia) Berhad	229,200	1,632,245
	Oriental Holdings Berhad	215,300	332,806
	Petronas Dagangan Berhad	813,400	1,783,836
	Petronas Gas Berhad	1,304,200	3,568,811
	Plus Expressways Berhad	3,046,800	2,725,283
	Pos Malaysia & Services Holdings Berhad	460,300	561,312
	PPB Group Berhad	1,159,200	2,456,913
	Proton Holdings Berhad	389,000	611,759
	Public Bank Berhad	1,550,201	4,565,830
	Resorts World Berhad	5,603,500	5,320,095
	RHB Capital Berhad	1,849,900	2,582,802
	Sarawak Energy Berhad	165,500	104,050
	Shell Refining Co. Federation of Malaysia Berhad	227,000	681,577
	Sime Darby Berhad	2,334,600	6,881,302
	SP Setia Berhad	718,000	1,773,423
	Star Publications (Malaysia) Berhad	485,600	489,217
	Telekom Malaysia Berhad	2,832,800	8,665,713
	Tenaga Nasional Berhad	3,262,000	11,227,043
	Top Glove Corp. Berhad	111,600	284,561
	Transmile Group Berhad	164,000	434,344
	UEM World Berhad	560,500	633,170
	UMW Holdings Berhad	364,533	1,287,412
	YTL Corp. Berhad	1,578,966	4,138,891
	YTL Power International Berhad	1,397,912	996,257
TOTAL — MALAYSIA			162,693,981

MEXICO — (12.1%)
COMMON STOCKS — (12.1%)
#	Alfa S.A.B. de C.V. Series A	640,590	5,040,258
#	America Movil S.A.B. de C.V. Series L	45,669,559	138,078,177
	America Movil S.A.B. de C.V. Series L ADR	376,240	22,781,332
* #	Carso Global Telecom S.A. de C.V. Telecom Series A1	3,638,671	21,480,678
#	Cementos de Mexico S.A.B de C.V. Series B	4,243,502	16,480,885
	Cemex S.A.B. de C.V. Sponsored ADR	570,622	22,185,783
	Coca-Cola Femsa S.A.B. de C.V. Series L	1,174,400	4,708,754
*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	87,127	269,912
*	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	1,107	713
	Corporativo Fragua S.A.B. de C.V. Series B	21	186
*	Dine S.A.B. de C.V.	123,968	138,518
	El Puerto de Liverpool S.A.B. de C.V. Series C1	339,500	1,852,479
#	Embotelladora Arca S.A. de C.V., Mexico	334,100	1,211,713
* #	Empresas ICA S.A.B. de C.V.	103,950	464,312
#	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	2,264,400	9,024,286

#	Gruma S.A.B. de C.V. Series B	90,406	317,362
#	Grupo Carso S.A. de C.V. Series A-1	2,486,832	10,512,796
	Grupo Continental S.A. de C.V.	358,600	801,378
#	Grupo Elektra S.A. de C.V.	104,000	2,014,246
#	Grupo Financiero Banorte S.A.B. de C.V.	2,275,936	10,638,483
#	Grupo Financiero Inbursa S.A. de C.V. Series O	2,069,088	4,514,059
*	Grupo Gigante S.A. de C.V. Series B	117,282	185,651
#	Grupo Industrial Bimbo S.A.B. de C.V. Series A	1,011,700	6,481,210
	Grupo Industrial Maseca S.A. de C.V. Series B	229,000	223,680
*	Grupo Kuo S.A.B. de C.V.	123,968	102,157
#	Grupo Mexico S.A.B. de C.V. Series B	2,792,574	16,558,603
#	Grupo Modelo S.A.B. de C.V. Series C	1,951,800	10,804,461
*	Grupo Nutrisa S.A. de C.V.	129	139
*	Grupo Qumma S.A. de C.V. Series B	1,591	27
#	Grupo Televisa S.A. (Certificate Representing Series A, Series D & Series L)	2,117,800	12,200,595
	Grupo Televisa S.A. de C.V. Sponsored ADR	58,100	1,672,118
* #	Impulsora del Desarrollo Economico de America Latina S.A. de C.V.	3,161,776	4,695,780
#	Industrias Penoles S.A. de C.V.	324,600	3,747,884
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	980,200	4,161,937
#	Organizacion Soriana S.A.B. de C.V. Series B	1,997,700	6,064,064
*	Promotora y Operadora de Infraestructura S.A. de C.V.	2,120	8,074
*	Savia S.A. de C.V.	120,000	8,939
#	Telefonos de Mexico S.A. de C.V.	12,016,800	24,202,559
#	Telefonos de Mexico S.A. de C.V. Series A	200,000	407,840
* #	US Commercial Corp. S.A. de C.V.	892,032	93,028
#	Vitro S.A.B. de C.V.	147,450	389,237
#	Wal-Mart de Mexico SAB de C.V. Series V	8,883,165	33,615,329
TOTAL — MEXICO			398,139,622

PHILIPPINES — (1.1%)
COMMON STOCKS — (1.1%)
	Aboitiz Equity Ventures, Inc.	3,075,000	603,319
	Ayala Corp. Series A	395,778	4,513,026
	Ayala Land, Inc.	16,781,718	5,593,707
	Bank of the Philippine Islands	3,533,947	5,264,585
*	Equitable PCI Bank, Inc.	1,502,227	3,497,237
*	Filipina Water Bottling Corp.	2,006,957	—
	Metro Bank & Trust Co.	1,726,035	2,462,484
	Petron Corp.	10,061,000	1,130,877
	Philippine Long Distance Telephone Co.	147,400	8,182,930
*	Pilipino Telephone Corp.	876,000	132,568
	SM Prime Holdings, Inc.	12,673,177	3,344,499
	Universal Robina Corp.	587,900	202,984
TOTAL — PHILIPPINES			34,928,216

POLAND — (2.2%)
COMMON STOCKS — (2.2%)
	Agora SA	98,779	1,613,444
	Bank Millennium SA	1,380,447	6,350,845
	Bank Pekao SA	156,792	13,988,452
	Bank Przemyslowo Handlowy BPH SA	31,526	10,715,651
	Bank Zackodni WBK SA	88,646	9,557,576
*	Bioton SA	622,844	444,476
	Browary Zywiec SA	15,020	2,604,021
*	Cersanit SA	172,287	2,943,780

*	Getin Holdings SA	351,058	2,040,077
*	Grupa Lotos SA	72,750	1,247,901
	Kredyt Bank SA	197,082	1,671,780
	Mondi Packaging Paper Swiecie SA	77,963	2,754,569
*	Netia Holdings SA	390,681	617,716
*	Polski Koncern Naftowy Orlen SA	369,958	6,413,006
	Telekomunikacja Polska SA	940,603	6,972,419
	TVN SA	140,923	1,216,608
TOTAL — POLAND			71,152,321

SOUTH AFRICA — (10.8%)
COMMON STOCKS — (10.8%)
	ABSA Group, Ltd.	475,143	8,997,729
	African Bank Investments, Ltd.	434,209	1,918,644
	African Oxygen, Ltd.	354,545	1,774,636
*	African Rainbow Minerals, Ltd.	15,125	259,277
	Anglo American Platinum Corp., Ltd.	180,856	30,290,480
	AngloGold Ashanti, Ltd.	402,684	16,644,039
	Aspen Pharmacare Holdings, Ltd.	430,278	2,355,706
	Barloworld, Ltd.	311,893	8,642,550
	Bidvest Group, Ltd.	412,943	8,311,820
	Discovery Holdings, Ltd.	640,846	2,823,082
	Exxaro Resources, Ltd.	94,989	922,767
	FirstRand, Ltd.	7,981,316	25,608,635
	Foschini, Ltd.	247,044	2,447,123
	Gold Fields, Ltd.	306,889	5,253,286
	Gold Fields, Ltd. Sponsored ADR	404,300	7,002,476
*	Harmony Gold Mining Co., Ltd.	416,418	6,148,144
	Impala Platinum Holdings, Ltd.	610,844	18,668,234
	Imperial Holdings, Ltd.	289,896	6,160,418
	Investec, Ltd.	255,661	3,331,816
	JD Group, Ltd.	238,923	2,744,293
	Kumba Iron Ore, Ltd.	94,989	2,571,812
	Liberty Group, Ltd.	356,007	4,592,728
	Massmart Holdings, Ltd.	195,651	2,550,692
	Mittal Steel South Africa, Ltd.	573,955	10,186,912
	MTN Group, Ltd.	2,048,030	28,099,395
	Nampak, Ltd.	796,643	2,391,635
	Naspers, Ltd. Series N	461,853	12,155,287
	Nedbank Group, Ltd.	565,855	11,750,693
	Network Healthcare Holdings, Ltd.	2,027,252	4,408,447
	Pick’n Pay Stores, Ltd.	654,640	3,316,351
	Pretoria Portland Cement Co., Ltd.	44,261	3,136,843
	Reunert, Ltd.	272,528	2,870,096
	Sanlam, Ltd.	2,478,176	7,998,338
	Sappi, Ltd.	243,332	4,540,367
	Sappi, Ltd. Sponsored ADR	30,300	567,216
	Sasol, Ltd. Sponsored ADR	828,800	30,143,456
	Shoprite Holdings, Ltd.	640,645	3,005,891
	Standard Bank Group, Ltd.	1,631,952	24,109,351
	Steinhoff International Holdings, Ltd.	1,363,005	4,509,524
	Sun International, Ltd.	152,715	3,193,903
	Telkom South Africa, Ltd.	710,238	17,085,261
	Tiger Brands, Ltd.	197,495	5,209,193
	Truworths International, Ltd.	711,817	4,143,285
	Woolworths Holdings, Ltd.	1,238,949	3,867,811
TOTAL — SOUTH AFRICA			356,709,642

SOUTH KOREA — (10.6%)
COMMON STOCKS — (10.6%)
#	Amorepacific Corp.	3,527	2,964,818
	Cheil Industrial, Inc.	20,690	885,227
#	CJ Corp.	8,888	948,567
	Daegu Bank Co., Ltd.	58,240	952,176
	Daelim Industrial Co., Ltd.	18,800	2,839,941
#	Daewoo Engineering & Construction Co., Ltd.	267,270	8,130,930
#	Daewoo International Corp.	45,870	2,317,065
#	Daewoo Securities Co., Ltd.	103,195	2,821,679
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	142,290	7,023,038
	Dong Bu Insurance Co., Ltd.	16,740	525,264
#	Doosan Heavy Industries & Construction Co., Ltd.	28,950	2,981,220
	Doosan Infracore Co., Ltd.	97,520	3,828,390
	GS Engineering & Construction Corp.	27,320	3,639,782
	GS Holdings Corp.	42,945	2,198,090
	Han Wha Corp.	22,240	1,313,544
	Hana Financial Group, Inc.	112,261	5,694,592
	Hanjin Heavy Industry Co., Ltd.	20,780	1,279,978
	Hankook Tire Manufacturing Co., Ltd.	84,420	1,361,167
	Hite Brewery Co., Ltd.	13,530	1,780,736
* #	Hynix Semiconductor, Inc.	118,050	3,664,382
	Hyundai Department Store Co., Ltd.	7,630	944,323
	Hyundai Development Co.	37,270	2,605,062
#	Hyundai Heavy Industries Co., Ltd.	49,890	17,079,215
#	Hyundai Merchant Marine Co., Ltd.	24,600	1,257,270
	Hyundai Mobis	53,070	4,811,176
#	Hyundai Motor Co., Ltd.	122,979	8,712,810
	Hyundai Securities Co., Ltd.	5,180	103,549
#	Hyundai Steel Co.	58,560	3,508,327
#	Kangwon Land, Inc.	150,410	3,284,372
	KCC Corp.	7,410	3,425,192
* #	Kia Motors Corp.	263,640	3,397,513
	Kookmin Bank	161,175	14,592,376
	Kookmin Bank Sponsored ADR	117,300	10,602,747
	Korea Electric Power Corp.	295,290	12,968,486
	Korea Exchange Bank	200,200	3,130,934
	Korea Gas Corp.	47,100	2,305,749
	Korea Investment Holdings Co., Ltd.	18,640	1,299,054
	KT Corp.	195,930	9,360,929
	KT Freetel, Ltd.	47,030	1,420,882
	KT&G Corp.	103,590	7,595,368
	LG Chemical, Ltd.	36,776	2,715,993
	LG Corp.	136,225	6,543,513
	LG Dacom Corp.	6,470	156,969
	LG Electronics, Inc.	88,910	6,718,728
#	LG Household & Healthcare Co., Ltd.	5,120	798,193
* #	LG Phillips LCD Co., Ltd.	106,110	4,407,172
	Lotte Confectionary Co., Ltd.	350	456,500
* #	NCsoft Corp.	6,150	495,704
	Pacific Corp.	2,152	393,839
#	POSCO	46,060	22,055,620
	POSCO ADR	73,100	8,720,830
	Pusan Bank	57,230	870,624
	S1 Corp.	3,130	138,035
	Samsung Corp.	77,520	4,058,323

#	Samsung Electro-Mechanics Co., Ltd.	37,767	1,745,740
	Samsung Electronics Co., Ltd.	97,139	56,130,527
	Samsung Engineering Co., Ltd.	1,140	118,108
	Samsung Fire and Marine Insurance, Ltd.	27,229	4,918,953
#	Samsung Heavy Industries Co., Ltd.	126,000	5,556,834
#	Samsung SDI Co., Ltd.	24,812	1,458,735
#	Samsung Securities Co., Ltd.	33,780	2,332,859
	Samsung Techwin Co., Ltd.	1,500	85,626
	Shinhan Financial Group Co., Ltd.	190,952	11,775,974
	Shinsegae Co., Ltd.	10,460	7,502,172
	SK Corp., Ltd.	73,084	8,266,675
* #	SK Networks Co., Ltd.	111,390	3,211,608
	SK Telecom Co., Ltd.	56,085	12,332,622
	S-Oil Corp.	47,310	3,899,973
	Woongjin Coway Co., Ltd.	13,260	459,686
#	Woori Investment & Securities Co., Ltd.	67,386	1,872,588
TOTAL — SOUTH KOREA			349,754,643

TAIWAN — (9.1%)
COMMON STOCKS — (9.1%)
	Acer, Inc.	1,593,954	2,942,258
*	Advanced Semiconductor Engineering, Inc.	2,532,213	2,946,408
	Advantech Co., Ltd.	320,386	956,830
	Asia Cement Corp.	2,079,572	2,321,892
	Asustek Computer, Inc.	2,507,964	6,196,692
	AU Optronics Corp.	4,915,439	7,608,270
*	AU Optronics Corp. Sponsored ADR	17,100	267,273
*	Benq Corp.	1,973,318	724,016
	Catcher Co., Ltd.	190,628	1,821,576
	Cathay Financial Holdings Co., Ltd.	8,465,487	17,870,856
*	Cathay Real Estate Development Co., Ltd.	692,000	395,681
*	Chang Hwa Commercial Bank	3,763,796	2,142,070
	Cheng Shin Rubber Industry Co., Ltd.	797,009	913,593
	Cheng Uei Precision Industry Co., Ltd.	201,658	600,033
	Chi Mei Optoelectronic Corp.	4,441,854	4,980,195
*	China Airlines	2,491,621	1,075,121
	China Development Financial Holding Corp.	8,277,080	3,328,246
	China Motor Co., Ltd.	1,184,275	1,039,917
	China Steel Corp.	7,905,578	9,210,353
	Chinatrust Financial Holdings Co., Ltd.	5,734,283	4,355,770
*	Chungwa Picture Tubes Co., Ltd.	5,710,226	1,474,715
*	CMC Magnetics Corp.	2,482,400	719,264
	Compal Communications, Inc.	257,400	738,823
	Compal Electronics, Inc.	2,692,649	2,444,176
	Delta Electronics Industrial Co., Ltd.	1,559,134	5,100,528
	E.Sun Financial Holding Co., Ltd.	2,185,070	1,189,340
	Eternal Chemical Co., Ltd.	320,000	513,505
	Eva Airways Corp.	2,660,444	1,011,395
	Evergreen Marine Corp., Ltd.	2,253,869	1,412,216
	Far East Textile, Ltd.	4,005,189	3,991,016
	Far Eastern International Bank	1,165,841	526,851
	First Financial Holding Co., Ltd.	4,924,715	3,270,236
	Formosa Chemicals & Fiber Co., Ltd.	5,426,141	11,142,564
	Formosa Plastics Corp.	4,721,167	9,676,902
	Formosa Taffeta Co., Ltd.	484,000	458,218
	Foxconn Technology Co., Ltd.	474,858	5,196,551
*	Fu Sheng Industrial Co., Ltd.	228,048	256,788

	Fubon Financial Holding Co., Ltd.	7,768,052	6,781,333
*	Fuh-Hwa Financial Holding Co., Ltd.	1,526,885	669,260
	High Tech Computer Corp.	280,944	5,230,369
	Hon Hai Precision Industry Co., Ltd.	3,835,006	27,091,584
	Hotai Motor Co., Ltd.	387,000	920,716
	Hua Nan Financial Holding Co., Ltd.	5,737,122	3,636,263
	Inventec Corp.	1,428,756	1,027,111
	Johnson Health Tech Co., Ltd.	70,000	367,432
	Kinsus Interconnect Technology Corp.	172,000	690,237
	Largan Precision Co., Ltd.	62,250	847,975
	Lite-On Technology Corp.	2,040,612	2,408,717
*	Macronix International Co., Ltd.	1,240,000	514,312
	Media Tek, Inc.	735,463	11,641,511
	Mega Financial Holding Co., Ltd.	9,477,535	5,739,291
	Mitac International Corp.	1,002,584	1,307,057
	Nan Ya Plastic Corp.	6,878,218	13,333,047
	Nanya Technology Co., Ltd.	3,558,065	3,190,852
*	Pacific Electric Wire & Cable Corp.	233,200	3,670
	Pan-International Industrial Corp.	189,000	465,646
	Phoenix Precision Technology Corp.	175,000	198,760
	Pou Chen Corp.	1,704,124	1,772,699
	President Chain Store Corp.	776,260	2,111,361
	Quanta Computer, Inc.	3,052,383	4,616,733
	Realtek Semiconductor Corp.	513,136	1,312,618
	Shin Kong Financial Holding Co., Ltd.	3,242,317	3,426,250
	Silicon Integrated Systems Corp.	1,007,400	581,815
	Siliconware Precision Industries Co., Ltd.	1,945,698	4,057,459
	SinoPac Holdings Co., Ltd.	4,089,033	1,779,409
	Sunplus Technology Co., Ltd.	229,200	497,033
	Synnex Technology International Corp.	666,982	863,285
*	Taishin Financial Holdings Co., Ltd.	3,774,225	1,856,271
*	Taiwan Business Bank	2,272,325	649,153
	Taiwan Cement Corp.	2,368,294	2,226,288
	Taiwan Glass Ind. Corp.	1,073,828	946,354
	Taiwan Semiconductor Manufacturing Co., Ltd.	21,327,076	44,369,598
*	Tatung Co., Ltd.	2,839,000	1,210,778
	U-Ming Marine Transport Corp.	648,860	1,155,040
	Uni-President Enterprises Corp.	2,513,020	2,394,352
	United Microelectronics Corp.	14,974,868	8,734,827
*	Walsin Lihwa Corp.	2,278,539	1,198,860
	Wan Hai Lines Co., Ltd.	1,625,914	1,162,077
*	Winbond Electronics Corp.	3,308,000	1,192,421
	Wintek Corp.	747,438	726,143
	Wistron Corp.	972,753	1,643,119
	Ya Hsin Industrial Co., Ltd.	738,018	133,135
	Yang Ming Marine Transport Corp.	2,024,894	1,412,326
	Yulon Motor Co., Ltd.	1,221,069	1,354,633
	Zyxel Communication Corp.	308,893	499,221
TOTAL — TAIWAN			300,768,539

THAILAND — (1.5%)
COMMON STOCKS — (1.5%)
	Advance Info Service PCL (Foreign)	2,764,500	7,183,629
	Aromatics (Thailand) PCL (Foreign)	906,200	1,465,200
	Bangkok Bank PCL	301,200	991,390
	Bangkok Bank PCL (Foreign)	650,000	2,176,989
#	Bangkok Dusit Medical Services PCL (Foreign)	398,700	469,093

	Bangkok Expressway PCL (Foreign)	250,000	173,235
	Bank of Ayudhya PCL (Foreign)	2,779,900	1,773,806
	Banpu PCL (Foreign)	132,000	868,948
	BEC World PCL (Foreign)	1,992,000	1,386,089
	Bumrungrad Hospital PCL (Foreign)	297,000	398,744
	C.P. Seven Eleven PCL (Foreign)	2,614,700	754,930
	Central Pattana PCL (Foreign)	888,500	615,678
	Charoen Pokphand Foods PCL (Foreign)	7,587,100	1,047,101
	Delta Electronics (Thailand) PCL (Foreign)	1,839,310	993,073
	Hana Microelectronics PCL (Foreign)	387,400	290,816
	Kasikornbank PCL (Foreign)	1,860,300	3,786,665
	Krung Thai Bank PCL (Foreign)	11,073,770	3,485,032
#	Land & Houses PCL (Foreign)	2,130,310	470,532
	Precious Shipping PCL (Foreign) NVDR	320,400	238,207
	PTT Chemical PCL (Foreign)	693,060	1,840,956
	Ratchaburi Electricity Generating Holding PCL (Foreign)	1,458,000	1,873,278
	Sahaviriya Steel Industries PCL (Foreign)	6,094,000	175,949
	Siam Cement PCL (Foreign)	270,000	1,948,896
	Siam City Cement PCL (Foreign)	296,013	2,256,314
	Siam Commercial Bank PCL (Foreign)	2,549,166	5,078,460
	Siam Makro PCL (Foreign)	45,500	127,429
	Thai Oil PCL (Foreign)	915,200	1,783,629
	Thai Union Frozen Products PCL (Foreign)	2,387,520	1,585,476
	Thanachart Capital PCL (Foreign)	890,550	336,833
	The Siam Cement PCL (Foreign)	90,900	624,634
	Thoresen Thai Agencies PCL (Foreign)	190,900	202,557
*	TMB Bank PCL (Foreign)	15,028,781	911,230
	TPI Polene PCL (Foreign)	575,100	227,483
*	True Corp. PCL (Foreign)	5,239,000	1,225,232
TOTAL COMMON STOCKS			48,767,513

RIGHTS/WARRANTS — (0.0%)
*	True Corp. PCL (Foreign) Rights 03/31/08	1,444,563	—
TOTAL — THAILAND			48,767,513

TURKEY — (3.4%)
COMMON STOCKS — (3.4%)
	Akbank T.A.S.	3,155,889	22,148,685
	Akcansa Cimento Sanayi ve Ticaret A.S.	49,600	332,712
	Aksigorta A.S.	122,669	682,129
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	182,246	7,524,394
	Arcelik A.S	289,702	2,502,892
*	Dogan Sirketler Grubu Holding A.S.	1,473,018	3,239,231
*	Dogan Yayin Holding A.S.	542,814	2,315,853
	Enka Insaat ve Sanayi A.S.	546,871	6,231,732
	Eregli Demir ve Celik Fabrikalari Turk A.S.	611,276	3,887,868
	Ford Otomotiv Sanayi A.S.	367,171	3,625,686
*	Koc Holding A.S. Series B	932,165	5,146,694
	Migros Turk A.S.	8,644	124,198
	Tofas Turk Otomobil Fabrikasi A.S.	28,914	138,565
	Tupras-Turkiye Petrol Rafinerileri A.S.	289,886	6,893,908
	Turk Sise ve Cam Fabrikalari A.S.	539,099	2,194,956
	Turkcell Iletisim Hizmetleri A.S.	257,680	1,721,769
	Turkiye Garanti Bankasi A.S.	3,760,431	20,763,178
	Turkiye Is Bankasi A.S.	3,364,999	15,751,442
*	Yapi ve Kredi Bankasi A.S.	3,112,892	7,067,673
TOTAL — TURKEY			112,293,565

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $7,535,000 FHLMC 6.275%(r), 09/01/36, valued at $7,064,943) to be repurchased at $6,960,003	$6,959	6,959,000

SECURITIES LENDING COLLATERAL — (7.2%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $402,756,711 FHLMC, rates ranging from 4.305%(r) to 7.337%(r), maturities ranging from 05/01/08 to 12/01/35 & FNMA, rates ranging from 4.277%(r) to 8.214%(r), maturities ranging from 04/01/17 to 12/01/44, valued at $241,783,748) to be repurchased at $237,077,784	237,043	237,042,820

TOTAL INVESTMENTS — (100.0%) (Cost $1,628,286,203)		$3,289,681,709

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

		Shares	Value††

ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
*	Alpargatas SAIC	1,007	$1,681
	Banco Macro SA	99,961	348,698
*	Banco Suquia SA	76,789	12,109
*	Capex SA Series A	26,370	85,687
*	Carboclor SA	50,662	20,820
*	Celulosa Argentina SA Series B	8,473	7,828
*	Central Puerto SA Series B	61,000	66,654
	Cresud SA Comercial Industrial Financiera y Agropecuaria	201,401	449,122
	DYCASA SA (Dragados y Construcciones Argentina) Series B	23,052	34,515
*	Endesa Costanera SA Series B	50,000	62,758
	Ferrum SA de Ceramica y Metalurgica Series B	32,699	33,543
	Fiplasto SA	18,000	9,806
*	Grupo Estrella SA Series B	30,460	7,084
	Importadora y Exportadora de la Patagonia Series B	24,999	133,794
	Introductora de Buenos Aires SA Series A	9,832	4,197
*	IRSA Inversiones y Representaciones SA	379,635	786,112
*	Juan Minetti SA	131,531	108,107
	Ledesma S.A.A.I.	387,128	326,817
*	Metrogas SA Series B	90,000	41,573
*	Polledo SA Industrial y Constructora y Financiera	88,891	11,667
	Solvay Indupa S.A.I.C.	440,500	547,287
TOTAL — ARGENTINA			3,099,859

BRAZIL — (10.4%)
COMMON STOCKS — (1.2%)
	Acesita SA	4,290	160,791
	Acos Villares SA Avil	120,000	53,097
*	Avipal SA Avicultura e Agropecua	101,900,000	697,015
	Cia de Saneamento do Parana	140,000	214,992
	Copesul Companhia Petroquimica do Sul	269,500	5,036,465
	Energias do Brazil SA	8,202	146,022
	Eternit SA	265,770	1,358,595
*	Gradiente Electronica SA	2,600	20,302
*	IdeiasNet SA	193,000	432,015
	Industrias Romi SA	12,600	111,176
*	M&G Poliester SA	640,780	116,748
	Metalurgica Gerdau SA	2,907	83,200
	Perdigao SA	311,716	5,646,911
	Perdigao SA ADR	44,300	1,594,800
	Sao Paulo Alpargatas SA	5,100	508,380
TOTAL COMMON STOCKS			16,180,509

PREFERRED STOCKS — (9.2%)
	Acesita SA	97,876	3,612,394
	Banco Mercantil do Brasil SA	130,000	46,018

	Braskem SA Preferred A	146,000	1,246,434
	Braskem SA Special Preferred A Sponsored ADR	293,200	4,963,876
	Centrais Electricas de Santa Catarina SA	80,900	1,714,019
	Companhia Brasileira de Petroleo Ipiranga SA	208,600	2,595,284
	Companhia de Tecidos Norte de Minas	9,097,102	1,610,107
	Companhia Energetica do Ceara-Coelce	256,000,000	1,719,105
	Companhia Paranaense de Energia-Copel Series B	478,800,000	7,140,875
	Confab Industrial SA	634,252	2,311,177
	Distribuidora de Produtos de Petroleo Ipiranga SA	7,800	146,214
	Duratex SA	370,000	10,562,624
	Eletropaulo Metropolita SA Preferred A	69,600,000	4,311,504
*	Empressa Metropolitanade Aguas e Energia SA	24,000,000	132,431
*	Energisa SA Prf NPV	27,760	151,733
	Forjas Taurus SA	180,700	902,089
	Fras-le SA	20,200	74,554
	Globex Utilidades SA	42,468	829,021
*	Industria de Bebidas Antarctica Polar SA	23,000	31,429
*	Inepar Industria e Construcoes SA	9,990	145,612
	Klabin SA	2,149,300	7,104,662
	Lojas Americanas SA	72,190,369	5,445,281
	Magnesita SA Series A	87,900,000	1,290,359
	Magnesita SA Series C	202,338	2,120
	Mahle-Metal Leve SA Industria e Comercio	28,666	564,068
	Marcopolo SA	506,800	1,662,072
	Metalurgica Gerdau SA	145,929	4,322,415
*	Net Servicos de Comunicacao SA	400,902	6,761,700
#	Net Servicos de Comunicacao SA Preferred ADR	162,800	2,728,528
*	Paranapanema SA	119,150	2,357,570
*	Petroquimica Uniao SA	12,000	76,210
	Randon Implementos e Participacoes SA	272,500	2,268,233
	Rasip Agro-Pastoril SA	51,000	13,274
	Refinaria de Petroleo Ipiranga SA	24,600	571,780
*	SA Fabrica de Produtos Alimenticios Vigor	80,000	82,457
	Sadia SA	1,138,000	5,846,986
	Sadia SA ADR	81,400	4,175,820
*	Santista Textil SA	16,400	191,234
	Sao Paulo Alpargatas SA	26,200	2,114,139
	Saraiva Livreiros Editores	49,500	717,634
*	Sharp SA Equipamentos Eletronicos	30,200,000	314
	Suzano Papel e Celullose SA	557,934	6,738,193
	Suzano Petroquimica SA	531,705	1,411,606
*	Tele Norte Celular Participacoes SA	549,505,027	114,421
	Telemig Celular Participacoes SA (2292775)	857,552,248	2,107,052
*	Telemig Celular Participacoes SA (B1XH7X6)	10,462,136	25,706
	Ultrapar Participacoes SA	137,030	4,224,319
	Uniao des Industrias Petroquimicas SA Series B	2,060,709	2,059,636
*	Varig Participacoes Em Transportes	122,026	858
*	Varig Particpacoes Em Servicos	116,823	426
*	Viacao Aerea Rio-Grandense SA	16,000	20,489
	Vivo Participacoes SA	980,412	4,787,228
	Votorantim Celulose e Papel SA	12,623	275,590
	Votorantim Celulose e Papel SA Sponsored ADR	56,700	1,226,421
	Weg SA	890,600	7,464,164
	Whirlpool SA	301,516	772,233
TOTAL PREFERRED STOCKS			123,771,698
TOTAL — BRAZIL			139,952,207

CHILE — (1.4%)
COMMON STOCKS — (1.4%)
	Banmedica SA	640,404	846,805
	Cementos Bio-Bio SA	448,833	1,306,534
	Compania de Consumidores de Gas Santiago SA	69,187	368,576
*	Compania SudAmericana de Vapores SA	1,484,116	2,767,187
	Corpbanca SA	466,016,129	2,788,472
	Cristalerias de Chile SA	153,324	1,890,296
	Empresas Iansa SA	9,232,481	1,099,607
	Farmacias Ahumada SA	214,776	853,976
*	Madeco SA	14,534,460	1,869,348
	Parque Arauco SA	1,284,368	1,600,573
	Soquimic Comercial SA	562,478	251,489
	Vina de Concha y Toro SA	1,256,613	2,558,173
*	Vina San Pedro SA	18,232,292	180,762
TOTAL — CHILE			18,381,798

HUNGARY — (0.7%)
COMMON STOCKS — (0.7%)
*	Danubius Hotel & Spa NYRT	47,091	2,463,484
	Egis Gyogyszergyar NYRT	10,308	1,217,648
*	Fotex NYRT	299,751	1,433,476
*	Linamar Hungary NYRT	64,414	1,294,501
*	Pannonplast RT	39,441	961,354
*	RABA Automotive Holding P.L.C.	102,964	915,597
* #	Synergon Information Systems	37,006	280,248
	Tiszai Vegyi Kombinat RT	5,850	246,160
	Zwack Unicum RT	1,100	97,460
TOTAL — HUNGARY			8,909,928

INDIA — (10.6%)
COMMON STOCKS — (10.6%)
*	3M India, Ltd.	4,539	215,109
	Aarti Industries, Ltd.	93,754	57,109
*	Abhishek Industries, Ltd.	216,492	98,755
	Adani Enterprises, Ltd.	363,840	2,119,553
	Adlabs Films, Ltd.	66,472	849,308
*	Ador Welding, Ltd.	4,100	24,739
	Aftek, Ltd.	125,900	226,370
*	Agro Tech Foods, Ltd.	39,674	122,849
	Alembic, Ltd.	183,885	291,475
	Alfa Laval (India), Ltd.	7,075	206,062
	Alok Industries, Ltd.	282,639	407,341
	Alstom Projects India, Ltd.	150,147	2,137,176
	Apollo Hospitals Enterprise, Ltd.	94,015	1,149,335
	Apollo Tyres, Ltd.	88,005	781,509
*	Aptech, Ltd.	63,975	489,377
	Arvind Mills, Ltd.	187,822	212,625
	Asahi India Glass, Ltd.	319,030	818,169
*	Ashapura Minechem, Ltd.	14,744	103,093
*	Asian Electronics, Ltd.	23,677	346,830
	Asian Hotels, Ltd.	26,208	498,003
	Astra Microwave Products, Ltd.	101,837	338,251
	Aurobindo Pharma, Ltd.	84,761	1,433,385
	Automotive Axles, Ltd.	19,185	267,845
	Avaya Globalconnect, Ltd.	27,160	236,406

	Aventis Pharma, Ltd.	17,006	557,159
	Aztecsoft, Ltd.	76,802	171,436
	Bajaj Auto Finance, Ltd.	45,974	445,035
	Bajaj Hindusthan, Ltd.	32,444	136,749
	Balaji Telefilms, Ltd.	122,935	668,517
	Ballarpur Industries, Ltd.	340,543	984,055
	Balmer Lawrie & Co., Ltd.	23,290	239,505
	Balrampur Chini Mills, Ltd.	424,058	777,250
	Bank of Maharashtra, Ltd.	481,000	578,507
	Bank of Rajasthan, Ltd.	172,146	238,592
	Bannari Amman Sugars, Ltd.	15,919	314,336
	BASF India, Ltd.	46,672	305,363
*	Bata India, Ltd.	86,199	363,424
	Berger Paints India, Ltd.	606,884	664,331
	Bharati Shipyard, Ltd.	50,252	592,819
*	Bhushan Steel & Strips, Ltd.	54,170	881,461
	Birla Corp., Ltd.	190,628	1,151,492
	Blue Dart Express, Ltd.	16,011	182,382
	Blue Star, Ltd.	137,056	782,638
	BOC India, Ltd.	110,022	385,667
	Bombay Dyeing & Manufacturing Co., Ltd.	79,721	1,084,080
	Bongaigaon Refinery & Petrochemicals, Ltd.	292,513	361,470
	Bosch Chassis Systems India	8,254	208,210
	Britannia Industries, Ltd.	18,048	680,680
	Cadila Healthcare, Ltd.	8,706	72,433
*	Cambridge Solutions, Ltd.	130,152	425,730
	Carborundum Universal, Ltd.	140,729	563,695
*	Ceat, Ltd.	110,159	493,852
	Century Enka, Ltd.	37,178	127,050
	CESC, Ltd.	164,998	1,469,028
	Chambal Fertilizers & Chemicals, Ltd.	850,651	714,694
*	Chemplast Sanmar, Ltd.	79,745	13,829
	Chennai Petroleum Corp., Ltd.	153,235	944,548
	Cholamandalam DBS Finance, Ltd.	183	611
	City Union Bank, Ltd.	50,425	247,457
	Clariant Chemicals (India), Ltd.	25,417	190,917
	CMC, Ltd.	19,402	573,371
	Coromandel Fertilisers, Ltd.	203,337	375,600
	Cranes Software International, Ltd.	145,559	409,880
	Crisil, Ltd.	3,719	293,670
	Cummins India, Ltd.	55,651	418,595
*	Dabur Pharma, Ltd.	156,360	275,172
	Dalmia Cement (Bharat), Ltd.	57,889	459,918
*	DCM Shriram Consolidated, Ltd.	199,958	372,503
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	152,908	328,461
	Dhampur Sugar Mills, Ltd.	67,667	114,550
	Dishman Pharmaceuticals & Chemicals, Ltd.	111,401	758,934
	D-Link (India), Ltd.	46,638	88,670
	E.I.D. - Parry (India), Ltd.	178,726	516,281
	Eicher Motors, Ltd.	18,933	156,818
	EIH, Ltd.	158,145	389,706
	Elder Pharmaceuticals, Ltd.	36,149	351,765
	Electrosteel Casings, Ltd.	32,281	310,690
	Elgi Equipments, Ltd.	112,237	139,466
	Esab India, Ltd.	31,753	317,605
*	Escorts, Ltd.	105,268	321,735
*	Essar Steel, Ltd.	603,667	548,113
	Essel Propack, Ltd.	172,455	294,433

	Eveready Industries (India), Ltd.	149,446	188,584
	Everest Industries, Ltd.	19,415	48,674
	Exide Industries, Ltd.	1,410,790	1,608,658
	FAG Bearings (India), Ltd.	26,817	453,207
	FCI OEN Connectors, Ltd.	2,940	35,074
	FDC, Ltd.	287,026	233,982
	Federal Bank, Ltd.	128,635	850,382
	Finolex Cables, Ltd.	253,437	540,533
	Finolex Industries, Ltd.	200,176	404,882
	Gammon India, Ltd.	73,626	703,327
	Garden Silk Mills, Ltd.	41,526	58,510
	Geodesic Information Systems, Ltd.	76,725	462,056
	Geometric Software Solutions Co., Ltd.	103,884	302,419
	GHCL, Ltd.	194,236	619,423
	Gillette India, Ltd.	8,591	194,290
	GlaxoSmithKline Consumer Healthcare, Ltd.	37,676	507,378
	Godfrey Phillips India, Ltd.	2,778	104,950
	Godrej Consumer Products, Ltd.	220,492	774,828
*	Goetze (India), Ltd.	60,504	375,705
	Graphite India, Ltd.	121,106	170,470
	Great Eastern Shipping Co., Ltd.	68,888	513,587
	Greaves Cotton, Ltd.	75,608	592,077
*	GTL Infrastructure, Ltd.	258,243	268,118
	GTL, Ltd.	258,243	1,246,259
	Gujarat Alkalies & Chemicals, Ltd.	117,459	431,910
*	Gujarat Ambuja Exports, Ltd.	90,000	60,957
	Gujarat Fluorochemicals, Ltd.	75,065	1,161,126
	Gujarat Gas Co., Ltd.	76,560	542,744
	Gujarat Narmada Valley Fertilizers Co., Ltd.	231,207	609,702
	Gujarat State Fertilizers & Chemicals, Ltd.	129,079	555,445
	H.E.G., Ltd.	50,619	217,694
	HCL Infosystems, Ltd.	220,189	889,442
	Helios & Matheson Information Technology, Ltd.	30,779	108,401
	Hexaware Technologies, Ltd.	234,745	910,225
	Hikal, Ltd.	17,498	174,301
*	Himachal Futuristic Communications, Ltd.	1,315,900	721,953
	Himatsingka Seide, Ltd.	104,958	284,246
	Hinduja TMT, Ltd.	36,075	521,656
	Hindustan Construction Co., Ltd.	454,872	1,087,568
*	Hindustan Motors, Ltd.	280,005	227,109
	Hindustan Oil Exploration Co., Ltd.	124,222	355,073
	Hindustan Sanitaryware & Industries, Ltd.	69,904	156,276
	Honeywell Automation India, Ltd.	5,241	223,578
	Hotel Leelaventure, Ltd.	852,415	1,218,128
*	HTMT Global Solutions, Ltd.	36,075	—
	I.B.P. Co., Ltd.	13,488	170,595
	ICI India, Ltd.	39,685	516,808
	iGate Global Solutions, Ltd.	46,346	390,212
*	India Cements, Ltd.	267,351	1,187,545
	India Glycols, Ltd.	47,189	168,723
	Indo Rama Synthetics (India), Ltd.	136,867	168,389
*	Indoco Remedies, Ltd.	12,300	94,956
*	IndusInd Bank, Ltd.	447,357	505,177
*	Infomedia India, Ltd.	15,650	94,567
*	Infotech Enterprises, Ltd.	87,418	807,522
	IPCA Laboratories, Ltd.	49,456	768,469
*	Ispat Industries, Ltd.	930,933	356,439
	IVRCL Infrastructures & Projects, Ltd.	184,734	1,601,708

	J.B. Chemicals & Pharmaceuticals, Ltd.	136,681	260,207
*	Jain Irrigation Systems, Ltd.	71,158	827,549
	Jammu & Kashmir Bank, Ltd.	87,581	1,386,641
	JBF Industries, Ltd.	85,460	266,974
	Jindal Poly Films, Ltd.	29,404	110,539
	Jindal Saw, Ltd.	86,416	1,229,329
	Jindal Stainless, Ltd.	232,194	882,953
	JK Tyre and Industries, Ltd.	50,801	174,243
	Jubilant Organosys, Ltd.	69,904	491,040
*	Jyoti Structures, Ltd.	135,753	632,161
	K.S.B. Pumps, Ltd.	15,895	195,420
*	Kajaria Ceram	52,155	34,930
	Karnataka Bank, Ltd.	173,407	729,515
	Karur Vysya Bank, Ltd.	50,481	364,799
*	KEC Infrastructures, Ltd.	50,258	28,715
	KEC International, Ltd.	50,258	652,560
	Kesoram Industries, Ltd.	71,067	710,869
	Kirloskar Oil Engines, Ltd.	145,453	993,979
	Kohinoor Foods, Ltd.	27,660	44,427
	KPIT Cummins Infosystems, Ltd.	141,710	480,461
	L. G. Balakrishnan & Brothers, Ltd.	41,164	23,061
	Lakshmi Machine Works, Ltd.	4,360	283,775
	LANXESS ABS, Ltd.	23,441	98,957
	LIC Housing Finance, Ltd.	130,217	542,211
*	LML, Ltd.	48,896	14,583
	Macmillan India, Ltd.	8,169	60,649
	Madras Cements, Ltd.	1,770	121,808
	Maharashtra Scooters, Ltd.	4,550	31,830
	Maharashtra Seamless, Ltd.	99,628	1,402,075
	Mahindra Gesco Developers, Ltd.	33,557	495,940
	Mahindra Ugine Steel Co., Ltd.	21,140	47,507
*	Mangalam Cement, Ltd.	49,704	171,041
	Marico, Ltd.	1,201,360	1,710,989
	Mastek, Ltd.	66,016	486,831
	Matrix Laboratories, Ltd.	149,039	870,482
*	Max India, Ltd.	318,985	1,970,964
*	Megasoft, Ltd.	21,301	66,559
*	Mercator Lines, Ltd.	146,697	173,570
	Merck, Ltd.	20,256	212,794
	Micro Inks, Ltd.	11,233	132,238
	MIRC Electronics, Ltd.	233,585	105,578
	Mirza International, Ltd.	50,000	41,535
	Monnet Ispat, Ltd.	60,840	410,602
	Monsanto India, Ltd.	11,378	404,124
	Moser Baer (India), Ltd.	248,247	2,641,582
	Motherson Sumi Systems, Ltd.	444,270	1,354,100
	Mphasis, Ltd.	214,746	1,629,518
	MRF, Ltd.	7,277	751,755
*	Mukand, Ltd.	111,752	254,567
	Mukta Arts, Ltd.	1,572	4,281
*	Mysore Cements, Ltd.	177,562	194,821
	Nagarjuna Construction Co., Ltd.	326,167	1,294,526
*	Nagarjuna Fertilizers & Chemicals, Ltd.	751,053	409,595
*	Nahar Capital & Financial Services, Ltd.	31,896	—
*	Nahar Exports, Ltd.	45,938	30,642
*	Nahar Spinning Mills, Ltd.	67,990	154,047
	Natco Pharma, Ltd.	42,713	152,361
	National Organic Chemical Industries, Ltd.	307,183	205,068

	Navneet Publications (India), Ltd.	67,988	102,724
*	Nelco, Ltd.	40,558	100,626
*	Netflier Technologies, Ltd.	16,933	79,570
	NIIT Technologies, Ltd.	68,092	1,013,389
	NIIT, Ltd.	45,418	982,526
	Nucleus Software Exports, Ltd.	19,631	487,073
	OCL India, Ltd.	49,994	185,285
	Omax Autos, Ltd.	40,939	93,112
*	Opto Circuits India, Ltd.	128,425	1,081,160
*	Orchid Chemicals & Pharmaceuticals, Ltd.	105,483	678,440
	Orient Paper & Industries, Ltd.	22,817	247,562
	Panacea Biotec, Ltd.	131,578	1,460,486
	Pantaloon Retail India, Ltd.	2,575	27,419
	Patel Engineering, Ltd.	28,516	284,830
*	Pentamedia Graphics, Ltd.	295,907	34,459
	Petronet LNG, Ltd.	624,101	799,052
	Pfizer, Ltd.	45,604	972,275
	Pidilite Industries, Ltd.	384,710	1,164,566
	Polaris Software Lab, Ltd.	157,531	619,726
	Polyplex Corp., Ltd.	11,792	33,026
	Praj Industries, Ltd.	98,451	1,185,252
	Pricol, Ltd.	132,536	108,998
*	Prism Cements, Ltd.	488,874	400,964
	PSL, Ltd.	39,750	230,641
	PTC India, Ltd.	140,351	222,704
	Punjab Tractors, Ltd.	121,158	941,550
	Radico Khaitan, Ltd.	218,080	761,971
	Rain Calcining, Ltd.	269,093	231,965
	Rajasthan Spinning & Weaving Mills, Ltd.	35,412	70,949
	Rallis India, Ltd.	26,769	236,008
*	Rama Newsprint & Papers, Ltd.	83,017	68,165
	Raymond, Ltd.	83,766	670,152
	REI Agro, Ltd.	107,592	515,730
	Reliance Industrial Infrastructure, Ltd.	12,893	154,268
	Rico Auto Industries, Ltd.	202,391	208,360
	Rolta India, Ltd.	97,835	1,107,717
	Ruchi Soya Industries, Ltd.	50,142	495,544
*	Sakthi Sugars, Ltd.	61,507	135,360
*	Saregama India, Ltd.	27,039	192,303
*	Shanthi Gears, Ltd.	79,510	130,269
*	Shasun Chemicals & Drugs, Ltd.	33,270	95,518
	Shree Cement, Ltd.	12,484	382,643
*	Shree Precoated Steel, Ltd.	64,300	541,192
	Shriram Transport Finance Co., Ltd.	201,956	785,199
*	Shyam Telecom, Ltd.	20,740	50,550
*	Shyam Telekink, Ltd.	470,508	51,210
*	Sical Logistics, Ltd.	26,948	158,237
	SKF India, Ltd.	64,192	722,482
*	Solectron Centum Electronics, Ltd.	18,865	127,178
	Sona Koyo Steering Systems, Ltd.	174,060	212,416
	Sonata Software, Ltd.	155,438	209,432
*	South East Asia Marine Engineering Services, Ltd.	41,430	194,958
	South India Bank, Ltd.	189,050	469,876
	Srei Infrastructure Finance, Ltd.	186,033	329,613
	SRF, Ltd.	118,415	461,347
*	SSI, Ltd.	71,696	311,270
	Sterling Biotech, Ltd.	303,184	1,365,864
	Sterlite Optical Technologies, Ltd.	86,450	443,965

	Strides Arcolab, Ltd.	64,472	528,782
	Subex Azure, Ltd.	59,420	849,581
	Subros, Ltd.	21,956	124,702
	Sundaram-Clayton, Ltd.	3,890	91,563
	Sundram Fastners, Ltd.	465,052	770,515
*	Supreme Industries, Ltd.	13,865	78,053
	Supreme Petrochem, Ltd.	144,830	79,013
*	Swaraj Engines, Ltd.	3,100	12,688
*	Taj GVK Hotels and Resorts, Ltd.	43,977	179,001
	Tata Elxsi, Ltd.	67,874	581,473
	Tata Investment Corp., Ltd.	46,940	510,645
	Tata Metaliks, Ltd.	42,871	138,924
	Tata Sponge Iron, Ltd.	25,066	73,468
*	Tata Teleservices Maharashtra, Ltd.	2,195,240	1,473,991
	Tele Data Informatics, Ltd.	222,992	382,654
	Texmaco, Ltd.	18,169	433,908
*	Thomas Cook (India), Ltd.	39,470	58,809
	Tinplate Company of India, Ltd.	55,301	66,517
	Titan Industries, Ltd.	71,834	1,996,245
	Torrent Pharmaceuticals, Ltd.	157,436	1,017,139
	Torrent Power, Ltd.	49,230	84,059
	Trent, Ltd.	9,652	170,099
	Tube Investments of India, Ltd.	306,399	595,922
	TVS Motor Co., Ltd.	419,055	681,392
	Ucal Fuel Systems, Ltd.	16,389	41,580
	Unichem Laboratories, Ltd.	64,944	417,360
	Unitech, Ltd.	229,980	3,263,526
	Usha Martin, Ltd.	86,603	530,665
*	Uttam Galva Steels, Ltd.	127,929	107,903
	Vardhman Textiles, Ltd.	76,291	377,090
	Varun Shipping Co.	182,262	255,134
	Vesuvius India, Ltd.	12,502	70,072
	Voltas, Ltd.	592,160	1,403,148
*	Welspun India, Ltd.	92,659	160,931
	Welspun-Gujarat Stahl Rohren, Ltd.	233,262	1,031,887
	Wockhardt, Ltd.	10,466	107,340
	Wyeth, Ltd.	40,457	544,694
	Zensar Technologies, Ltd.	41,117	371,925
	Zuari Industries, Ltd.	45,790	191,977
TOTAL COMMON STOCKS			142,549,007

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd. Cumulative Preferred Shares	620,622	28,276

RIGHTS/WARRANTS — (0.0%)
*	Trent, Ltd. Rights 06/15/07	1,410	7,292
TOTAL — INDIA			142,584,575

INDONESIA — (3.3%)
COMMON STOCKS — (3.3%)
*	PT Agis Tbk	4,773,000	1,743,366
	PT Apexindo Pratama Tbk	1,877,000	431,239
	PT Asahimas Flat Glass Tbk	1,012,000	359,255
	PT Astra Graphia Tbk	4,549,000	375,526
*	PT Bakrie & Brothers Tbk	53,214,500	1,808,126

*	PT Bakrieland Development Tbk	38,869,250	1,392,748
	PT Bank Niaga Tbk	21,193,000	2,093,084
*	PT Bank Pan Indonesia Tbk	26,188,375	1,814,629
*	PT Batu Buana Tbk	77,715	1,030
	PT Berlian Laju Tanker Tbk	11,737,700	2,595,010
*	PT Bhakti Investama Tbk	18,186,000	2,804,425
*	PT Budi Acid Jaya Tbk	1,449,000	41,096
	PT Charoen Pokphand Indonesia Tbk	3,406,500	355,030
	PT Ciputra Surya Tbk	3,863,000	566,448
	PT Citra Marga Nusaphala Persada Tbk	7,106,000	2,703,257
	PT Clipan Finance Indonesia Tbk	3,133,000	152,114
*	PT Davomas Adabi Tbk	41,920,000	1,328,210
*	PT Delta Dunia Petronda Tbk	3,940,000	370,776
*	PT Dharmala Intiland Tbk	277,400	10,361
*	PT Dynaplast Tbk	1,038,000	105,834
*	PT Energi Mega Persada Tbk	12,949,000	1,073,196
	PT Enseval Putera Megatrading Tbk	6,380,000	621,826
*	PT Eterindo Wahanatama Tbk	397,000	24,355
*	PT Ever Shine Textile Tbk	4,029,640	44,282
*	PT Hero Supermarket Tbk	33,000	15,702
*	PT Holcim Indonesia Tbk	15,377,500	1,328,307
*	PT Indal Aluminium Industry Tbk	47,000	1,602
	PT Indofood Sukses Makmur Tbk	13,128,500	2,570,414
	PT Indo-Rama Synthetics Tbk	2,211,000	139,442
	PT Jaya Real Property Tbk	1,967,500	361,091
	PT Kalbe Farma Tbk	14,904,238	2,098,802
*	PT Karwell Indonesia Tbk	138,000	3,283
	PT Kawasan Industry Jababeka Tbk	43,401,000	1,109,160
*	PT Keramika Indonesia Assosiasi Tbk	100,000	1,982
	PT Lautan Luas Tbk	2,745,500	171,363
	PT Lippo Karawaci Tbk	10,219,000	1,783,291
	PT Matahari Putra Prima Tbk	8,931,500	768,865
	PT Mayorah Indah Tbk	2,473,500	460,354
*	PT Medco Energi International Tbk	1,139,500	462,070
	PT Metrodata Electronics Tbk	3,981,000	86,811
	PT Mitra Adiperkasa Tbk	741,000	68,098
*	PT Modern Photo Tbk	40,000	1,711
*	PT Mulia Industrindo Tbk	542,000	14,758
*	PT Mustika Ratu Tbk	723,000	27,753
*	PT Pakuwon Jati Tbk	63,000	9,652
*	PT Panasia Indosyntec Tbk	79,000	3,580
*	PT Panin Insurance Tbk	9,119,500	352,528
*	PT Panin Life Tbk	47,214,500	899,363
*	PT Petrosea Tbk	15,000	10,876
*	PT Pioneerindo Gourmet International Tbk	29,000	1,314
*	PT Polychem Indonesia Tbk	7,563,500	215,790
*	PT Prasidha Aneka Niaga Tbk	84,000	847
*	PT Pudjiadi Prestige, Ltd. Tbk	45,500	1,237
	PT Ramayana Lestari Sentosa Tbk	10,658,000	931,564
	PT Samudera Indonesia Tbk	223,000	189,645
	PT Selamat Semp Tbk	1,920,000	69,061
*	PT Sinar Mas Agro Resources & Technology Tbk	1,071,460	462,137
*	PT Sumalindo Lestari Jaya Tbk	1,961,250	766,740
	PT Summarecon Agung Tbk	8,864,800	1,567,553
*	PT Sunson Textile Manufacturer Tbk	2,325,500	65,863
*	PT Suparma Tbk	2,400,000	81,785
*	PT Surabaya Agung Industri Pulp & Kertas Tbk	64,500	3,032
*	PT Surya Dumai Industri Tbk	3,298,500	134,526

*	PT Suryainti Permata Tbk	2,334,500	261,094
*	PT Suryamas Dutamakmur Tbk	125,000	3,193
	PT Tempo Scan Pacific Tbk	7,495,000	732,673
*	PT Texmaco Jaya Tbk	93,000	31,081
	PT Timah Tbk	1,549,500	2,049,813
	PT Trias Sentosa Tbk	9,198,400	244,253
	PT Trimegah Sec Tbk	9,961,000	328,718
	PT Tunas Ridean Tbk	1,987,000	207,906
	PT Ultrajaya Milk Industry & Trading Co. Tbk	390,000	21,870
	PT Unggul Indah Cahaya Tbk	48,239	14,687
*	PT Wicaksana Overseas International Tbk	28,560	323
TOTAL COMMON STOCKS			43,952,786

RIGHTS/WARRANTS — (0.0%)
*	PT Bakrieland Development Tbk Warrants 04/30/10	3,886,925	72,217
*	PT Matahari Putra Prima Tbk Warrants 07/12/10	1,126,125	16,585
TOTAL RIGHTS/WARRANTS			88,802
TOTAL — INDONESIA			44,041,588

ISRAEL — (3.7%)
COMMON STOCKS — (3.7%)
*	Afcon Industries, Ltd.	795	6,962
	Albad Massuot Yitzhak, Ltd.	17,916	211,250
	Alony Hetz Properties & Investments, Ltd.	212,923	1,219,511
*	Alvarion, Ltd.	131,965	1,102,568
	American Israeli Paper Mills, Ltd.	7,985	473,382
	Analyst I.M.S.	19,892	370,231
*	AudioCodes, Ltd.	95,696	520,254
*	Azorim Investment Development & Construction Co., Ltd.	76,479	948,672
	Baran Group, Ltd.	26,753	560,567
	Beit Shemesh Engines Holdings (1997), Ltd.	3,351	16,999
	Blue Square Chain Stores Properties & Investments, Ltd.	43,471	639,671
	Blue Square-Israel, Ltd.	100,987	1,872,395
*	Cham Foods (Israel), Ltd.	14,289	19,280
	Clal Industries, Ltd.	234,629	1,463,182
*	Compugen, Ltd.	11,938	34,676
	Dan Vehicle & Transportation	52,579	379,246
	Danya Cebus, Ltd.	38,937	719,585
	Delek Automotive Systems, Ltd.	223,460	2,418,454
	Delek Drilling LP, Ltd.	1,333,958	764,235
*	Delta-Galil Industries, Ltd.	42,862	297,365
*	Direct Insurance - I.D.I. Insurance Co., Ltd.	132,217	708,766
	Elbit Medical Imaging, Ltd.	50,761	2,266,751
*	Electra (Israel), Ltd.	9,403	1,953,038
*	Electra Consumer Products	41,717	435,378
*	Elron Electronic Industries, Ltd.	73,914	1,140,229
*	Feuchtwanger Investments 1984, Ltd.	4,200	12
*	First International Bank of Israel, Ltd.	249,710	685,747
	FMS Enterprises Migun, Ltd.	23,637	675,361
*	Formula Systems (1985), Ltd.	16,516	235,645
*	Formula Vision Technologies, Ltd.	62,990	45,296
	Frutarom	155,741	1,420,850
*	Granite Hacarmel Investments, Ltd.	19,200	45,468
*	Hamlet (Israel-Canada), Ltd.	32,984	485,146
*	Hot-Cable Systems Media, Ltd.	72,776	757,719
*	Housing & Construction Holding Co., Ltd.	837,336	1,448,307

	IBI Investment House, Ltd.	22,725	297,073
	Industrial Building Corp., Ltd.	541,431	1,607,393
*	Israel Petrochemical Enterprises, Ltd.	60,196	681,265
	Israel Salt Industries, Ltd.	100,478	785,245
	Ituran Location & Control, Ltd.	45,195	624,014
*	J.O.E.L. Jerusalem Oil Exploration, Ltd.	30,624	651,213
*	Knafaim Arkia Holdings, Ltd.	27,233	225,678
	Leader Holding & Investments, Ltd.	74,777	241,000
*	Magal Security Systems, Ltd.	18,398	193,587
*	Magic Software Enterprises, Ltd.	35,590	86,534
	Medtechnica, Ltd.	37,742	284,439
*	Mer Industries, Ltd.	12,927	97,920
*	Metalink, Ltd.	32,556	184,420
*	Metis Capital, Ltd.	2,418	10,570
*	Middle East Tube Co., Ltd.	19,000	51,216
*	Miloumor, Ltd.	28,615	126,869
	Mivtach Shamir Holdings, Ltd.	20,802	478,755
*	Naphtha Israel Petroleum Corp.	484,656	327,909
*	Neto M.E. Holdings, Ltd.	10,537	448,634
*	NICE Systems, Ltd.	54,006	2,037,985
	Nisko Industries (1992), Ltd.	7,691	100,792
*	OCIF Investments and Development, Ltd.	5,002	303,724
*	Orckit Communications, Ltd.	29,519	321,979
	Ormat Industries, Ltd.	238,897	2,792,858
	Osem Investment, Ltd.	72,777	832,781
	Packer Plada, Ltd.	1,161	139,050
	Property and Building Corp., Ltd.	9,425	1,672,606
*	RADVision, Ltd.	36,193	759,626
	Rapac Electronics, Ltd.	6,000	41,177
	Rapac Technologies (2000), Ltd.	6,000	72,099
*	Retalix, Ltd.	52,449	1,081,227
*	Scailex Corp., Ltd.	95,694	891,092
	Shrem Fudim Kelner & Co., Ltd.	37,724	177,684
	Spectronix, Ltd.	9,752	39,326
	Suny Electronic Inc., Ltd.	76,519	272,428
*	Super-Sol, Ltd. Series B	449,336	1,979,202
*	Team Computer & Systems, Ltd.	1,400	51,614
	Telsys, Ltd.	24,609	159,285
*	The Israel Land Development Co., Ltd.	55,310	485,817
*	Tower Semiconductor, Ltd.	189,824	313,708
*	TTI Team Telecom International, Ltd. ADR	3,220	9,209
	Union Bank of Israel, Ltd.	120,682	651,103
	Urdan Industries, Ltd.	303,535	250,063
*	VeriFone Holdings, Inc.	1	11
	Ytong Industries, Ltd.	52,500	56,042
TOTAL COMMON STOCKS			49,238,420

RIGHTS/WARRANTS — (0.0%)
*	Alony Hetz Properties & Investments, Ltd. Warrants 11/20/07	16,263	57,292
TOTAL — ISRAEL			49,295,712

MALAYSIA — (7.9%)
COMMON STOCKS — (7.9%)
	A&M Realty Berhad	32,500	24,095
	Acoustech Berhad	541,900	150,892
*	Advance Synergy Berhad	986,400	82,334

	Aeon Co. (M) Berhad	511,300	1,412,427
*	Amalgamated Containers Berhad	80,000	33,597
	Amalgamated Industrial Steel Berhad	11,250	2,023
*	AMBD Berhad	1,014,500	71,474
	Amway (Malaysia) Holdings Berhad	396,700	801,008
*	Ancom Berhad	400,500	101,450
	Ann Joo Resources Berhad	634,800	699,270
*	Anson Perdana Berhad	10,000	132
	APM Automotive Holdings Berhad	215,100	149,183
	Asas Dunia Berhad	16,000	4,886
*	Asia Pacific Land Berhad	1,888,600	303,278
	Ayer Hitam Planting Syndicate Berhad	6,000	7,216
	Bandar Raya Developments Berhad	1,190,200	897,447
	Batu Kawan Berhad	195,000	519,345
*	Berjaya Capital Berhad	93,840	80,558
*	Berjaya Corp. Berhad	5,648,900	631,006
*	Berjaya Corp. Berhad ICULS	5,425,041	295,316
	Berjaya Land Berhad	883,300	270,665
	Bernas Padiberas Nasional Berhad	1,478,200	879,178
*	Bimb Holdings Berhad	481,600	170,292
*	Bintai Kinden Corp. Berhad	16,000	2,121
*	Bolton Properties Berhad	618,600	174,993
	Boustead Holdings Berhad	1,707,100	1,284,584
	Boustead Properties Berhad	290,500	290,224
	Cahya Mata Sarawak Berhad	544,200	367,991
	Carlsberg Brewery Malaysia Berhad	943,100	1,381,637
	Cement Industries of Malaysia Berhad	405,000	730,931
	Chemical Co. of Malaysia Berhad	472,600	459,712
	Chin Teck Plantations Berhad	33,000	58,153
	Choo Bee Metal Industries Berhad	26,000	16,878
*	Compugates Holdings Berhad	600	212
	Cosway Corp. Berhad	113,000	40,014
	Courts Mammoth Berhad	618,300	165,341
*	Crest Builder Holdings Berhad	78,000	24,191
	Cycle & Carriage Bintang Berhad	15,000	10,149
*	Damansara Realty Berhad	1,962,200	212,756
*	Datuk Keramik Holdings Berhad	24,000	—
	Dijaya Corp. Berhad	144,200	52,339
*	DNP Holdings Berhad	340,300	205,542
	DRB-Hicom Berhad	3,143,000	1,631,337
*	Dreamgate Corp. Berhad	795,400	388,919
*	Dunham-Bush (Malaysia) Berhad	16,950	16,923
	Dutch Lady Milk Industries Berhad	125,700	432,918
	E&O Property Development Berhad	12,000	12,550
	Eastern & Oriental Berhad (6468754)	842,900	747,229
*	Eastern & Oriental Berhad (B19ZLW1)	36,000	30,190
	Eastern Pacific Industrial Corp. Berhad	491,900	305,793
*	ECM Libra Avenue Berhad	2,118,877	648,495
*	Ecofirst Consolidated Berhad	216,700	9,256
*	Edaran Otomobil Nasional Berhad	587,800	547,138
	Eng Kah Corp. Berhad	32,000	30,121
	Engtex Group Berhad	240,200	93,108
	Esso Malaysia Berhad	405,600	353,342
	Faber Group Berhad	554,000	216,958
	Far East Holdings Berhad	61,500	92,451
*	FCW Holdings Berhad	24,000	808
*	Fountain View Development Berhad	808,200	34,380
	Fraser & Neave Holdings Berhad	382,000	826,394

*	George Kent (Malaysia) Berhad	124,200	20,362
	GHL Systems Berhad	332,464	78,576
	Globetronics Technology Berhad	3,367,800	297,661
	Glomac Berhad	569,200	231,235
	Gold IS Berhad	279,600	205,289
*	Golden Plus Holdings Berhad	216,000	35,885
*	Gopeng Berhad	17,000	4,145
	Grand United Holdings Berhad	787,000	131,042
	Guiness Anchor Berhad	1,041,700	1,793,815
*	Gula Perak Berhad	1,875,775	85,393
*	GuocoLand (Malaysia) Berhad	337,800	174,109
	Guthrie Ropel Berhad	35,900	72,889
	Hap Seng Consolidated Berhad	752,300	731,190
*	Harn Len Corporation Berhad	273,000	53,800
	Heitech Padu Berhad	26,000	6,920
*	HIL Industries Berhad	56,810	6,381
	HLG Capital Berhad	100,400	52,512
	Hock Seng Lee Berhad	135,060	159,726
	Hong Leong Industries Berhad	605,900	909,747
*	Hovid Berhad	1,624,000	193,603
	Hume Industries (Malaysia) Berhad	402,167	532,409
	Hunza Properties Berhad	500,400	435,821
	Hwang-DBS (Malaysia) Berhad	308,500	230,809
	IJM Corp. Berhad	953,800	2,305,020
	IJM Plantations Berhad	997,600	631,081
*	Insas Berhad	1,642,200	313,714
	Integrated Logistics Berhad	544,300	265,258
	Island & Peninsular Berhad	2,093,340	1,430,020
*	Jaks Resources Berhad	1,077,000	195,098
	Java, Inc. Berhad	37	33
	Jaya Tiasa Holdings Berhad	341,200	489,581
*	Johan Holdings Berhad	221,200	14,904
	Johor Land Berhad	69,910	28,026
*	Jotech Holdings Berhad	1,812,700	72,434
	JT International Berhad	550,600	692,976
	K & N Kenanga Holdings Berhad	714,000	214,455
*	Karambunai Corp. Berhad	5,564,900	212,357
	Keck Seng (Malaysia) Berhad	535,400	752,487
	KFC Holdings (Malaysia) Berhad	562,000	1,101,780
	Kian Joo Can Factory Berhad	1,342,080	461,957
	Kim Hin Industry Berhad	52,000	20,832
	Kim Loong Resources Berhad	51,300	31,248
	KNM Group Berhad	577,000	2,378,888
	KPJ Healthcare Berhad	265,700	276,869
*	Kretam Holdings Berhad	15,000	3,952
	KrisAssets Holdings Berhad	98,863	84,377
	KSL Holdings Berhad	516,500	386,365
*	Kub Malaysia Berhad	2,296,100	361,649
*	Kuchai Development Berhad	87,100	29,813
	Kulim Malaysia Berhad	705,350	1,515,869
*	Kumpulan Europlus Berhad	1,268,800	291,015
	Kumpulan Fima Berhad	802,300	141,792
*	Kumpulan Hartanah Selangor Berhad	166,500	30,776
*	Kurnia Asia Berhad	1,661,000	503,407
	Kwantas Corp. Berhad	171,800	251,485
	Ladang Perbadanan-Fima Berhad	11,000	9,334
*	Land & General Berhad	4,099,300	499,021
	Landmarks Berhad	2,156,300	1,223,488

*	LBS Bina Group Berhad	1,288,600	276,395
	Leader Universal Holdings Berhad	2,698,700	546,045
*	Leong Hup Holdings Berhad	427,700	141,069
*	Lien Hoe Corp. Berhad	606,800	42,703
	Lingkaran Trans Kota Holdings Berhad	1,370,400	1,617,497
*	Lion Corp Berhad	239,300	60,601
	Lion Industries Corp. Berhad	1,560,400	818,264
*	Liqua Health Corp. Berhad	173	20
	London Biscuits Berhad	152,800	74,347
	MAA Holdings Berhad	986,866	578,892
*	Malaysia Aica Berhad	48,200	9,741
*	Malaysia Building Society Berhad	362,700	96,475
	Malaysia Industrial Development Finance Berhad	2,255,000	976,094
	Malaysian Bulk Carriers Berhad	1,511,750	1,422,065
	Malaysian Mosaics Berhad	71,460	34,183
	Malaysian National Reinsurance Berhad	455,000	608,060
	Malaysian Oxygen Berhad	433,000	1,900,163
	Malaysian Pacific Industries Berhad	248,400	753,597
*	Malaysian Resources Corp. Berhad	5,864,866	3,701,426
*	Mancon Berhad	12,000	3,072
	Manulife Insurance (M) Berhad	100,800	71,449
*	Marco Holdings Berhad	2,835,400	139,158
*	Matrix International Berhad	504,000	78,148
	MBM Resources Berhad	239,766	234,251
*	Measat Global Berhad	113,800	82,249
*	Meda, Inc. Berhad	26,000	1,578
	Media Prima Berhad	829,133	619,989
	Mega First Corp. Berhad	264,700	101,278
	Melewar Industrial Group Berhad	437,000	135,801
*	MEMS Technology Berhad	1,917,000	343,085
	Metro Kajang Holdings Berhad	138,900	60,179
*	MHC Plantations Berhad	26,000	9,213
*	Mieco Chipboard Berhad	116,000	34,936
	MK Land Holdings Berhad	2,681,700	737,435
*	MoBif Berhad	792,000	123,399
	MTD ACPI Engineering Berhad	601,000	309,492
	MTD Infraperdana Berhad	3,284,300	1,007,692
	Muhibbah Engineering Berhad	395,100	815,760
*	MUI Properties Berhad	75,200	5,285
*	Mulpha International Berhad	4,921,650	2,751,548
*	Multi-Purpose Holdings Berhad	457,000	318,724
	Mutiara Goodyear Development Berhad	170,000	37,176
	Mycron Steel Berhad	14,650	4,263
	Naim Cendera Berhad	622,300	802,647
	Naluri Berhad	1,391,300	278,183
*	Nam Fatt Berhad	590,900	118,003
	Narra Industries Berhad	16,000	4,167
	NCB Holdings Berhad	1,147,200	993,345
	New Straits Times Press (Malaysia) Berhad	749,600	530,046
*	Nikko Electronics Berhad	36,600	6,037
	Notion VTEC Berhad	1,093,000	162,116
	NTPM Holdings Berhad	550,600	70,615
*	NV Multi Corp. Berhad	430,900	86,854
*	NWP Holdings Berhad	112,000	16,124
	Nylex (Malaysia) Berhad	341,600	139,150
	Oriental Holdings Berhad	141,500	218,728
	OSK Holdings Berhad	1,971,271	1,667,157
	OSK Property Holdings Berhad	3,393	1,141

	OSK Ventures Interantional Berhad	8,700	5,982
	P.I.E. Industrial Berhad	140,100	142,864
	Pacific & Orient Berhad	45,218	21,167
	Pacificmas Berhad	205,900	204,768
*	Pan Malaysia Cement Works Berhad	766,600	48,609
*	Pan Malaysian Industries Berhad	2,778,000	64,490
	Panasonic Manufacturing Malaysia Berhad	129,384	359,905
*	Panglobal Berhad	14,000	7,786
	Paramount Corp. Berhad	24,000	16,300
	PBA Holdings Berhad	191,100	72,538
	Pelikan International Corp. Berhad	599,560	877,076
*	Permaju Industries Berhad	730,000	143,194
	Petaling Garden Berhad	190,600	139,717
	PJ Development Holdings Berhad	755,600	158,923
	PK Resources Berhad	14,000	3,403
*	Prime Utilities Berhad	3,000	383
*	Promet Berhad	52,000	—
*	Protasco Berhad	493,600	142,620
*	Puncak Niaga Holdings Berhad	779,520	775,231
	QL Resources Berhad	413,700	387,741
	QSR Brand Berhad	32,000	30,599
*	Ramunia Holdings Berhad	519,000	208,054
	Ranhill Berhad	1,419,680	709,765
*	Ranhill Utilities Berhad	504,560	366,034
*	Rashid Hussain Berhad	182,000	95,477
*	RB Land Holdings Berhad	524,800	166,273
*	Rekapacific Berhad	55,000	—
*	Salcon Berhad	1,144,800	253,900
	Sapura Resources Berhad	43,000	5,071
	Sapura Telecommunications Berhad	64,846	30,492
	Sarawak Oil Palms Berhad	66,600	70,784
	Scientex Inc. Berhad	338,100	138,296
	Scomi Group Berhad	4,300,100	1,713,015
	Selangor Dredging Berhad	1,118,200	295,373
	Shangri-La Hotels (Malaysia) Berhad	211,100	179,939
	SHL Consolidated Berhad	249,400	138,081
	Sime Engineering Services Berhad	825,200	577,423
	Sime UEP Properties Berhad	133,000	230,711
*	Sino Hua-an International	11,500	4,899
*	Sitt Tatt Berhad	168,000	21,014
*	South East Asia Lumber, Inc. Berhad	451,200	58,377
	Southern Acids (Malaysia) Berhad	41,000	18,145
	Southern Steel Berhad	502,800	248,793
*	SPK Sentosa Corp. Berhad	274,000	72,517
*	SRI Hartemas Berhad	65,000	—
	Star Publications (Malaysia) Berhad	124,000	124,924
	Subur Tiasa Holdings Berhad	367,700	558,039
*	Sumatec Resources Berhad	345,800	88,780
	Sunrise Berhad	904,820	969,471
	Sunway City Berhad	743,500	1,056,853
*	Sunway Holdings, Inc. Berhad	2,059,000	714,539
	Supermax Corp. Berhad	708,700	519,304
	Suria Capital Holdings Berhad	1,098,300	287,451
	Symphony House Berhad	20,571	2,055
	Ta Ann Holdings Berhad	475,680	1,496,570
	TA Enterprise Berhad	3,938,200	1,798,129
*	Talam Corp. Berhad	1,651,450	123,709
*	Tamco Corp. Holdings Berhad	83,000	16,836

	Tan Chong Motor Holdings Berhad	2,293,000	809,551
*	Tanah Emas Corp. Berhad	65,000	10,981
	Tasek Corp. Berhad	87,600	93,430
*	Tebrau Teguh Berhad	956,000	374,139
	TH Group Berhad	781,000	159,856
*	Thong Guan Industries Berhad	215,100	82,864
*	Time Dotcom Berhad	1,976,300	419,648
*	Time Engineering Berhad	1,980,100	375,566
	Top Glove Corp. Berhad	782,880	1,996,213
	Tradewinds (Malaysia) Berhad	290,600	251,083
*	Tradewinds Corp. Berhad	2,510,500	1,035,413
*	Tradewinds Plantation Berhad	831,500	597,104
*	Trengganu Development & Management Berhad	298,500	112,864
	UAC Berhad	55,000	77,101
	Uchi Technologies Berhad	1,138,500	1,106,613
	UEM Builders Berhad	671,100	310,553
	Unico-Desa Plantations Berhad	2,414,775	408,384
	Unisem (M) Berhad	1,226,200	581,751
	United Malacca Rubber Estates Berhad	194,700	309,445
	United Malayan Land Berhad	13,000	8,740
	United Plantations Berhad	663,600	2,770,601
*	Utama Banking Group Berhad	1,802,000	1,298,955
*	Utusan Melayu (Malaysia) Berhad	144,500	45,841
	VADS Berhad	14,200	28,532
	VS Industry Berhad	268,170	195,565
	Wah Seong Corp. Berhad	879,100	909,796
*	Weida (Malaysia) Berhad	414,700	95,173
	Worldwide Holdings Berhad	385,600	357,886
	WTK Holdings Berhad	487,200	1,247,569
	Yeo Hiap Seng (Malaysia) Berhad	56,760	32,393
	Yi-Lai Berhad	358,800	134,057
*	YTL e-Solutions Berhad	1,430,900	227,659
	Yu Neh Huat Berhad	816,500	783,623
	Zelan Berhad	717,400	2,669,050
TOTAL COMMON STOCKS			106,805,328

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1 08/03/13	176,957	12,236
*	Malayan United Industries Berhad A2 08/03/13	176,957	11,455
*	Ramunia Holdings Berhard Non Cumulative Irredeemable Convertible Preferred Shares 12/20/09	1,840	383
TOTAL PREFERRED STOCKS			24,074

RIGHTS/WARRANTS — (0.0%)
*	Liqua Health Corp. Berhad Warrants 09/09/08	34	2
*	Mieco Chipboard Berhad Warrants 04/21/09	23,000	2,369
*	Salcon Bergad Warrants 05/23/14	286,200	26,106
TOTAL RIGHTS/WARRANTS			28,477
TOTAL — MALAYSIA			106,857,879

MEXICO — (6.3%)
COMMON STOCKS — (6.3%)
	Consorcio ARA S.A. de C.V.	4,060,800	6,541,444
*	Consorcio Hogar S.A. de C.V. Series B	425,370	308,942
#	Controladora Comercial Mexicana S.A. de C.V. Series B	2,191,700	5,959,089

* #	Corporacion GEO S.A.B. de C.V. Series B	2,382,300	13,520,293
*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	910,372	2,820,250
*	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	1,623	1,046
	Corporativo Fragua S.A.B. de C.V. Series B	31	274
*	Dine S.A.B. de C.V.	196,367	219,415
	Embotelladora Arca S.A. de C.V., Mexico	1,840,400	6,674,760
*	Empaques Ponderosa S.A. de C.V. Series B	206,000	17,263
*	Empresas ICA S.A. de C.V. Sponsored ADR	4,200	225,918
* #	Empresas ICA S.A.B. de C.V.	1,694,008	7,566,606
#	Gruma S.A.B. de C.V. Series B	1,069,600	3,754,730
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	652,200	3,319,452
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	29,700	1,511,730
	Grupo Cementos de Chihuahua S.A. de C.V.	730,200	5,201,387
	Grupo Continental S.A. de C.V.	902,000	2,015,736
	Grupo Corvi S.A. Series A	100,000	27,748
	Grupo Elektra S.A. de C.V.	128,500	2,488,757
	Grupo Herdez S.A.B. de C.V.	107,000	146,958
#	Grupo Industrial Maseca S.A. de C.V. Series B	510,000	498,152
	Grupo Industrial Saltillo S.A.B. de C.V.	176,552	295,911
* #	Grupo Iusacell S.A. de C.V.	76,405	1,088,502
*	Grupo Kuo S.A.B. de C.V.	196,367	161,818
*	Grupo Nutrisa S.A. de C.V.	188	203
	Grupo Posadas S.A. de C.V. Series L	199,000	223,283
*	Grupo Qumma S.A. de C.V. Series B	105,334	1,765
	Industrias Bachoco S.A. Series B	152,000	403,229
* #	Industrias CH S.A.B. de C.V. Series B	1,502,948	7,256,190
	Industrias Penoles S.A. de C.V.	223,500	2,580,567
*	Jugos de Valle S.A.B. de C.V. Series B	50,900	196,666
*	Movilaccess S.A. de C.V. Series B	13,489	304,578
*	Promotora y Operadora de Infraestructura S.A. de C.V.	67,110	255,580
*	Sanluis Corporacion S.A. de C.V. Series A	3,300	1,410
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	4,642	3,514
*	Savia S.A. de C.V.	610,700	45,492
#	TV Azteca S.A. de C.V. Series A	6,581,300	6,311,969
	Vitro S.A. de C.V. Sponsored ADR	11,200	86,464
#	Vitro S.A.B. de C.V.	1,062,102	2,803,724
TOTAL — MEXICO			84,840,815

PHILIPPINES — (1.7%)
COMMON STOCKS — (1.7%)
	Aboitiz Equity Ventures, Inc.	2,185,000	428,700
	Alaska Milk Corp.	1,404,000	155,463
*	Bacnotan Consolidated Industries, Inc.	168,682	43,570
*	Belle Corp.	20,937,000	730,533
*	Benpres Holdings Corp.	12,098,000	1,220,692
*	C & P Homes, Inc.	647,700	55,031
	Cebu Holdings, Inc.	2,284,000	217,087
*	Cyber Bay Corp.	2,000,000	24,807
*	Digital Telecommunications (Philippines), Inc.	20,973,000	707,718
	DMCI Holdings, Inc.	2,955,000	600,376
	EDSA Properties Holdings, Inc.	1,759,970	102,360
*	EEI Corp.	1,929,000	238,620
*	Empire East Land Holdings, Inc.	12,140,000	210,628
*	Fil-Estate Land, Inc.	5,450,700	110,713
*	Filinvest Development Corp.	4,664,500	601,185
*	Filinvest Land, Inc.	40,309,452	1,660,519

	First Philippines Holdings Corp.	1,177,800	1,995,742
	Ginebra San Miguel, Inc.	1,003,200	565,686
*	Global Equities, Inc.	3,968,308	205,910
*	House of Investments, Inc.	732,000	44,140
	International Container Terminal Services, Inc.	1,400,197	833,605
*	Ionics, Inc.	769,825	36,237
*	iVantage Corp.	593,400	21,506
	Jollibee Food Corp.	640,000	768,514
*	Lepanto Consolidated Mining Co. Series B	2,598,750	17,985
*	Mabuhay Holdings Corp.	516,000	6,869
	Macroasia Corp.	2,617,500	281,544
	Manila Jockey Club, Inc.	130,622	12,983
*	Manila Mining Corp.	149,300,000	122,085
*	Megaworld Properties & Holdings, Inc.	39,924,880	3,445,193
*	Metro Pacific Corp. Series A	1,827,193	82,121
*	Paxys, Inc.	477,500	268,620
	Petron Corp.	6,926,000	778,497
	Philex Mining Corp.	2,068,000	270,333
*	Philippine Bank of Communications	14,726	15,910
*	Philippine National Bank	837,293	978,826
*	Philippine National Construction Corp.	173,000	21,528
*	Philippine Realty & Holdings Corp.	6,270,000	84,281
	Philippine Savings Bank	356,863	493,952
*	Philippine Stock Exchange Inc.	2,900	37,104
*	PhilWeb Corp.	33,000,000	41,054
*	Prime Orion Philippines, Inc.	2,920,000	38,731
	Republic Glass Holding Corp.	507,500	18,642
*	RFM Corp.	2,378,934	72,113
	Rizal Commercial Banking Corp.	345,749	232,823
	Robinson's Land Corp. Series B	1,525,870	658,673
	Security Bank Corp.	479,542	855,804
	Semirara Mining Corp.	266,900	150,199
	SM Development Corp.	5,965,200	611,842
	Soriano (A.) Corp.	3,430,211	284,008
*	Union Bank of the Philippines	55,252	76,325
*	United Paragon Mining Corp.	322,500	7,405
*	Universal Rightfield Property Holdings, Inc.	1,062,000	642
	Universal Robina Corp.	3,563,015	1,230,201
*	Victorias Milling Co., Inc.	139,680	2,626
*	Vitarich Corp.	176,000	837
*	Yehey! Corp.	29,670	—
TOTAL — PHILIPPINES			22,779,098

POLAND — (5.6%)
COMMON STOCKS — (5.5%)
	Agora SA	129,204	2,110,402
*	Alchemia SA	42,778	224,483
*	Amica Wronki SA	25,532	256,970
	Apator SA	24,153	189,646
	Asseco Poland SA	75,095	2,389,874
*	Boryszew SA	87,261	925,045
*	Budimex SA	70,277	3,072,789
*	Cersanit SA	244,907	4,184,601
	Debica SA	30,666	1,279,756
	Decora SA	1,810	37,280
*	Echo Investment SA	118,198	4,555,976
	Elektrobudowa SA	8,761	640,709

*	Elstar Oils SA	31,508	151,178
*	Eurocash SA	100,060	373,933
	Fabryki Mebli Forte SA	55,216	218,081
*	Farmacol SA	61,368	987,706
*	Firma Chemiczna Dwory SA	20,183	1,190,215
*	Grupa Kety SA	44,298	3,458,449
*	Grupa Lotos SA	107,580	1,845,349
*	Huta Ferrum SA	309	3,866
*	Impexmetal SA	31,024	4,479,075
*	Koelner SA	21,175	569,048
	Kredyt Bank SA	18,184	154,249
*	Kroscienskie Huty Szkla Krosno SA	20,000	64,202
*	Lentex SA	30,128	836,566
*	LPP SA	2,095	1,610,744
*	MNI SA	253,024	508,116
	Mondi Packaging Paper Swiecie SA	13,443	474,965
*	Mostostal Export SA	408,285	1,615,780
*	Mostostal Plock SA	1,284	36,719
	Mostostal Siedlce SA	46,569	4,356,955
*	Mostostal Warszawa SA	37,200	579,866
*	Mostostal Zabrze Holding SA	82,376	372,198
*	Netia Holdings SA	1,021,505	1,615,128
*	NG2 SA	30,691	887,753
*	Ocean Company SA	8,530	362
*	Opoczno SA	5,277	107,263
*	Optimus SA	7,500	12,075
	Orbis SA	161,652	4,860,667
*	PBG SA	16,567	2,504,421
*	Pekaes SA	17,900	145,545
*	Pfleiderer Grajewo SA	24,053	627,852
	Polska Grupa Farmaceutyczna SA	39,991	1,345,183
*	Polski Koncern Miesny Duda SA	314,370	1,468,999
*	Praterm SA	5,035	104,825
	Prokom Software SA	65,251	3,533,848
	Prosper SA	16,575	148,232
*	Provimi-Rolimpex SA	36,330	330,303
*	Raciborska Fabryka Kotlow SA	265,220	1,444,380
*	Sniezka SA	4,582	89,122
*	Stalexport SA	641,224	1,654,711
	Ster-Projekt SA	122,099	308,423
	Sygnity SA	33,221	939,715
*	Vistula SA	21,673	1,256,484
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	13,102	6,251,371
	Zaklady Tluszcowe Kruszwica SA	37,250	778,443
*	Zelmer SA	4,140	82,706
TOTAL COMMON STOCKS			74,252,602

RIGHTS/WARRANTS — (0.1%)
*	Alchemia SA Rights	42,778	613,834
TOTAL — POLAND			74,866,436

SOUTH AFRICA — (10.8%)
COMMON STOCKS — (10.8%)
	Adcorp Holdings, Ltd.	79,259	421,982
*	Advtech, Ltd.	812,700	536,040
	Aeci, Ltd.	373,412	4,636,168

	Afgri, Ltd.	966,142	949,255
*	Aflease Gold, Ltd.	195,228	91,738
	African Oxygen, Ltd.	391,811	1,961,167
*	African Rainbow Minerals, Ltd.	429,344	7,359,939
	AG Industries, Ltd.	307,400	243,799
	Alexander Forbes, Ltd.	862,527	2,030,814
	Allied Electronics Corp., Ltd.	184,853	1,336,821
	Allied Technologies, Ltd.	196,345	1,801,276
	Amalgamated Appliance Holdings, Ltd.	447,721	283,004
	Argent Industrial, Ltd.	147,042	436,526
	Aspen Pharmacare Holdings, Ltd.	316,873	1,734,831
*	AST Group, Ltd.	873,528	128,693
	Astral Foods, Ltd.	105,878	1,962,427
	Aveng, Ltd.	1,002,160	7,028,326
	AVI, Ltd.	766,418	2,380,674
	Bell Equipment, Ltd.	192,091	1,172,534
	Brandcorp Holdings, Ltd.	101,257	234,772
	Business Connexion Group	229,687	244,696
	Bytes Technology Group, Ltd.	323,480	710,637
	Capitec Bank Holdings, Ltd.	126,643	679,289
	Cashbuild, Ltd.	37,276	318,065
	Caxton & CTP Publishers & Printers, Ltd.	769,907	1,976,227
	Ceramic Industries, Ltd.	31,493	839,925
	City Lodge Hotels, Ltd.	86,217	992,156
*	Corpgro, Ltd.	241,136	—
	Cullinan Holdings, Ltd.	10,000	938
	Datacentrix Holdings, Ltd.	248,698	184,202
	Datatec, Ltd.	459,852	2,607,901
*	Delta Electrical Industries, Ltd.	83,032	198,553
	Dimension Data Holdings PLC	3,458,471	3,640,157
	Distell Group, Ltd.	317,735	2,409,043
	Distribution & Warehousing Network, Ltd.	276,389	660,160
	Dorbyl, Ltd.	38,250	72,988
*	Durban Roodeport Deep, Ltd.	511,456	437,585
	Ellerine Holdings, Ltd.	287,292	3,155,669
*	Enaleni Pharmaceuticals, Ltd.	15,000	8,633
	Enviroserv Holdings, Ltd.	186,734	315,584
	ERP.com Holdings, Ltd.	331,301	92,084
	Famous Brands, Ltd.	135,016	385,951
	Foschini, Ltd.	84,284	834,885
*	Gold Reef Resorts, Ltd.	329,678	1,462,159
	Grindrod, Ltd.	918,733	3,004,156
	Group Five, Ltd.	240,698	1,960,446
	Highveld Steel & Vanadilum Corp., Ltd.	216,434	2,822,091
	Hudaco Industries, Ltd.	58,055	663,916
	Iliad Africa, Ltd.	243,344	599,521
	Illovo Sugar, Ltd.	522,701	1,782,648
	Investec, Ltd.	104,917	1,367,296
*	JCI, Ltd.	1,622,051	—
	Johnic Communications, Ltd.	340,496	4,926,303
*	Kap International Holdings, Ltd.	146,864	84,370
	Lewis Group, Ltd.	305,911	2,831,123
*	M Cubed Holdings, Ltd.	385,000	10,829
	Massmart Holdings, Ltd.	188,040	2,451,468
	Medi-Clinic Corp., Ltd.	737,399	2,721,376
*	Merafe Resources, Ltd.	4,526,666	1,167,401
	Metair Investments, Ltd.	369,775	804,474
*	Metorex, Ltd.	584,898	1,965,286

	Metropolitan Holdings, Ltd.	1,684,538	3,843,045
	Mr. Price Group, Ltd.	464,417	1,987,022
	Murray & Roberts Holdings, Ltd.	651,864	6,173,413
	Mustek, Ltd.	195,398	265,138
	Mvelaphanda Group, Ltd.	809,804	1,266,715
	Nampak, Ltd.	397,638	1,193,765
	New Clicks Holdings, Ltd.	816,382	1,831,767
	New Corpcapital, Ltd.	241,136	4,403
#	Northam Platinum, Ltd.	497,325	3,874,174
	Nu-World Holdings, Ltd.	50,644	259,450
	Oceana Group, Ltd.	167,923	511,713
	Omnia Holdings, Ltd.	85,988	912,577
*	Palabora Mining Co., Ltd.	33,954	368,957
*	Peregrine Holdings, Ltd.	470,097	1,188,206
	Primedia, Ltd. N Shares	345,346	1,154,428
	PSG Group, Ltd.	330,958	1,387,983
	Rainbow Chicken, Ltd.	546,886	1,274,090
*	Randgold & Exploration Co., Ltd.	60,670	—
	Redefine Income Fund, Ltd.	34,692	37,002
	Reunert, Ltd.	202,373	2,131,267
*	Scharrig Mining, Ltd.	273,820	862,508
	Shoprite Holdings, Ltd.	473,300	2,220,712
	Spur Corp., Ltd.	201,006	344,006
	Steinhoff International Holdings, Ltd.	130,046	430,259
	Sun International, Ltd.	237,817	4,973,738
	Super Group, Ltd.	748,605	1,608,825
	The Spar Group, Ltd.	354,335	2,612,566
*	Tiger Automotive, Ltd.	153,255	291,691
	Tiger Wheels, Ltd.	153,255	215,254
	Tongaat-Hulett Group, Ltd.	230,678	4,696,668
	Tourism Investment Corp., Ltd.	1,286,533	432,812
	Trans Hex Group, Ltd.	153,546	314,519
	Trencor, Ltd.	305,298	1,512,305
	Truworths International, Ltd.	1,011,805	5,889,430
	UCS Group, Ltd.	573,294	393,361
	Value Group, Ltd.	321,111	118,025
	Wilson Bayly Holme-Ovcon, Ltd.	98,272	1,318,319
TOTAL — SOUTH AFRICA			146,021,090

SOUTH KOREA — (13.4%)
COMMON STOCKS — (13.4%)
	Aekyung Petrochemical Co., Ltd.	7,150	237,555
	Amorepacific Corp.	6,730	1,231,662
*	Anam Electronics Co., Ltd.	13,250	95,667
	Asia Cement Manufacturing Co., Ltd.	3,603	322,300
	Asia Paper Manufacturing Co., Ltd.	8,880	164,215
	AUK Corp.	8,160	36,138
	Baek Kwang Mineral Products Co., Ltd.	1,860	36,273
	Baiksan Co., Ltd.	21,190	36,501
	Bing Grae Co., Ltd.	9,540	421,905
	Bohae Brewery Co., Ltd.	2,680	80,305
#	Bong Shin Co., Ltd.	85,930	237,357
	Boo Kook Securities Co., Ltd.	7,410	204,614
#	Boryung Pharmaceutical Co., Ltd.	3,442	162,621
* #	Brain Technology Industries Co., Ltd.	2,340	8,245
#	Bu Kwang Pharmaceutical Co., Ltd.	24,927	725,868
	BYC Co., Ltd.	710	183,887

	Byuck San Corp.	5,300	146,392
#	Byuck San Engineering and Construction Co., Ltd.	38,300	387,844
	Cambridge Members Co., Ltd.	2,280	69,102
*	Capro Corp.	38,750	166,146
* #	Celrun Co., Ltd.	22,630	155,661
	Cheil Communications, Inc.	5,487	1,564,060
*	Cho Kwang Leather Co., Ltd.	10,640	107,296
	Cho Kwang Paint Co., Ltd.	12,070	42,814
	Choil Aluminum Manufacturing Co., Ltd.	8,700	114,346
	Chon Bang Co., Ltd.	130	5,991
#	Chong Kun Dang Pharmaceutical Corp.	11,531	386,006
#	Choongwae Pharmaceutical Corp.	7,552	398,520
	Chosun Refractories Co., Ltd.	2,210	228,695
#	Chungho Comnet Co., Ltd.	720	21,444
	Chunil Express Co., Ltd.	572	38,420
#	CJ CGV Co., Ltd.	19,000	330,984
*	CKD Bio Corp.	5,230	32,648
*	Comtec Systems Co., Ltd.	25,030	32,455
*	Cosmochemical Co., Ltd.	14,640	118,976
#	Crown Confectionery Co., Ltd.	1,360	145,696
*	D.I Corp.	30,950	84,985
	Dae Chang Industrial Co.	6,390	55,797
	Dae Dong Industrial Co., Ltd.	6,090	117,513
*	Dae Ho Corp.	543	76
	Dae Hyun Co., Ltd.	51,280	62,482
* #	Dae Sang Corp.	34,350	478,135
	Dae Won Kang Up Co., Ltd.	8,080	167,419
* #	Dae Young Packaging Co., Ltd.	147,692	97,510
*	Dae Yu Co., Ltd.	29,780	86,552
#	Daeduck Electronics Co., Ltd.	68,417	490,772
#	Daeduck Industries Co., Ltd.	21,536	231,247
	Daehan City Gas Co., Ltd.	11,541	466,520
	Daehan Fire & Marine Insurance Co., Ltd.	48,040	161,336
#	Daehan Flour Mills Co., Ltd.	2,110	505,152
*	Daehan Pulp Co., Ltd.	7,772	52,763
	Daehan Synthetic Fiber Co., Ltd.	1,750	293,353
#	Daekyo Co., Ltd.	9,840	853,493
*	Daekyung Machinery & Engineering Co., Ltd.	3,750	149,021
	Daelim Trading Co., Ltd.	23,640	137,113
* #	Daerim Corp.	4,770	108,152
	Daesang Farmsco	13,210	32,798
	Daesang Holdings Co., Ltd.	7,072	35,670
	Daesung Industrial Co., Ltd.	6,130	1,077,596
	Daewon Pharmaceutical Co., Ltd.	4,560	68,736
* #	Daewoo Electronic Components Co., Ltd.	11,938	91,352
#	Daewoo Motor Sales Corp.	31,830	1,339,874
	Daewoong Co., Ltd.	6,546	214,630
#	Daewoong Pharmaceutical Co., Ltd.	9,470	609,531
	Dahaam E-Tec Co., Ltd.	2,200	78,643
	Daishin Securities Co., Ltd.	68,700	1,990,036
#	Daiyang Metal Co., Ltd.	22,400	222,245
	Daou Technology, Inc.	56,480	701,765
#	DC Chemical Co., Ltd.	19,866	2,843,026
	Digital Power Communications Co., Ltd.	50,540	85,334
	Dong Ah Tire Industrial Co., Ltd.	22,245	179,463
	Dong Bu Insurance Co., Ltd.	48,710	1,528,410
	Dong IL Rubber Belt Co., Ltd.	12,158	47,529
#	Dong Wha Pharmaceutical Industries Co.	9,470	573,075

*	Dong Won Co., Ltd.	6,100	89,751
#	Dong-A Pharmaceutical Co., Ltd.	13,762	1,167,464
	Dongbang Agro Co., Ltd.	19,470	123,681
	Dongbang Transport Logistics Co., Ltd.	5,200	166,157
	Dongbu Corp.	25,950	524,904
#	Dongbu HiTek Co., Ltd.	32,874	616,946
	Dongbu Securities Co., Ltd.	16,623	306,171
#	Dongbu Steel Co., Ltd.	30,980	434,996
	Dong-Il Corp.	2,974	297,631
	Dongil Paper Manufacturing Co., Ltd.	3,770	61,739
	Dongkuk Steel Mill Co., Ltd.	64,487	2,281,547
	Dongsu Industrial Co., Ltd.	7,558	137,013
	Dongsung Chemical Co., Ltd.	5,720	91,569
	Dongsung Pharmaceutical Co., Ltd.	4,190	49,864
	Dongwon F&B Co., Ltd.	3,360	253,972
	Dongwon Industries Co., Ltd.	1,970	139,443
#	Dongwon Systems Corp.	138,447	298,777
	Dongyang Engineering & Construction Corp.	2,200	116,236
	Dongyang Mechatronics Corp.	25,260	185,677
* #	Doosan Construction & Engineer., Ltd.	83,770	1,720,683
* #	Doosan Corp.	13,000	1,864,982
*	DPI Co., Ltd.	5,710	89,286
	Ducsung Co., Ltd.	12,680	52,424
* #	DuzonBIzon Co., Ltd.	29,690	64,748
	E1 Corp.	7,720	756,584
*	Eagon Industrial Co., Ltd.	3,120	110,043
*	En Paper Manufacturing Co., Ltd.	23,440	97,307
	Enex Co., Ltd.	3,440	39,394
	e-Starco Co., Ltd.	59,320	70,394
	F&F Co., Ltd.	21,060	97,773
#	Feelux Co., Ltd.	35,140	62,332
*	First Fire & Marine Insurance Co., Ltd.	23,310	169,555
* #	Firstech Co., Ltd.	29,829	59,886
#	FNC Kolon Corp.	10,844	248,219
*	Foosung Co., Ltd.	46,809	237,056
#	Fursys, Inc.	13,170	388,356
	Gaon Cable Co., Ltd.	4,470	217,683
#	GIIR, Inc.	14,410	217,588
#	Global & Yuasa Battery Co., Ltd.	12,280	117,829
	Green Cross Corp. (6497134)	1,825	156,483
* #	Green Cross Corp. (6771708)	2,050	145,707
*	Green Fire Marine Insurance Co., Ltd.	4,250	47,167
*	GS Instruments Co., Ltd.	6	36
#	Gwangju Shinsegae Co., Ltd.	1,820	371,776
	H.S. Industries Co., Ltd.	3,510	37,138
	Hae In Co., Ltd.	10,894	63,411
#	Halla Climate Control Corp.	106,070	1,133,571
#	Halla Engineering & Construction Corp.	13,160	453,661
#	Han All Pharmaceutical Co., Ltd.	34,948	81,712
#	Han Kuk Carbon Co., Ltd.	28,623	364,512
	Han Yang Securities Co., Ltd.	12,760	244,362
	Handok Pharmaceuticals Co., Ltd.	12,760	289,567
#	Handsome Corp.	44,050	747,524
#	Hanil Cement Manufacturing Co., Ltd.	8,558	933,180
	Hanil Construction Co., Ltd.	6,460	168,298
	Hanil E-Wha Co., Ltd.	38,970	144,605
	Hanil Iron & Steel Co., Ltd.	2,450	79,960
#	Hanjin Transportation Co., Ltd.	13,211	756,728

	Hankook Cosmetics Co., Ltd.	25,320	89,659
	Hankook Shell Oil Co., Ltd.	1,620	123,946
*	Hankook Synthetics, Inc.	550	56
#	Hankuk Electric Glass Co., Ltd.	5,240	148,034
#	Hankuk Glass Industries, Inc.	12,660	605,202
#	Hankuk Paper Manufacturing Co., Ltd.	5,840	200,068
* #	Hanmi Capital Co., Ltd.	20,620	211,655
#	Hanmi Pharm Co., Ltd.	9,994	1,604,732
	Hansae Co., Ltd.	22,080	94,207
	Hansol Chemical Co., Ltd.	12,170	129,696
#	Hansol CSN Co., Ltd.	65,160	266,328
#	Hansol LCD, Inc.	5,777	341,163
* #	Hansol Paper Co., Ltd.	53,310	1,015,422
#	Hanssem Co., Ltd.	22,380	185,897
* #	Hansung Enterprise Co., Ltd.	5,340	36,045
	Hanwha Chemical Corp.	93,200	1,963,794
*	Hanwha Non-Life Insurance Co., Ltd.	24,410	220,745
	Hanwha Securities Co., Ltd.	43,380	659,834
	Hanwha Timeworld Co., Ltd.	5,120	107,516
#	Heung-A Shipping Co., Ltd.	16,400	68,555
*	Hi-Tron Systems, Inc.	4,780	21,933
#	Hotel Shilla, Ltd.	60,958	1,108,183
*	HS R&A Co., Ltd.	6,360	106,454
#	Huchems Fine Chemical Corp.	31,846	504,326
*	Huneed Technologies	7,121	78,840
* #	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	43,244	309,827
	Husteel Co., Ltd.	7,220	206,121
#	Hwa Sung Industrial Co.	12,520	278,167
	Hwacheon Machinery Works Co., Ltd.	2,200	42,401
	Hwashin Co., Ltd.	22,220	81,780
	Hyosung T & C Co., Ltd.	40,358	2,426,220
* #	Hyundae Metal Co., Ltd.	6,642	14,872
#	Hyundai Auton Co., Ltd.	106,880	855,158
	Hyundai Cement Co., Ltd.	10,020	529,866
* #	Hyundai Corp.	21,801	661,976
	Hyundai Department Store Co., Ltd.	6,000	742,587
#	Hyundai Department Store H & S Co., Ltd.	6,210	826,798
	Hyundai DSF Co., Ltd.	7,510	107,220
#	Hyundai Elevator Co., Ltd.	7,294	911,411
#	Hyundai Hysco	91,740	1,141,893
#	Hyundai Marine & Fire Insurance Co., Ltd.	103,080	1,700,627
	Hyundai Pharmaceutical Ind. Co., Ltd.	1,410	50,588
	Hyundai Securities Co., Ltd.	189,830	3,794,715
*	IB Sports, Inc.	14,500	108,162
* #	IHQ, Inc.	44,450	232,084
	Il Dong Pharmaceutical Co., Ltd.	7,553	357,557
	Il Sung Construction Co., Ltd.	4,300	85,054
	Il Yang Pharmaceutical Co., Ltd.	18,270	1,061,563
	Iljin Diamond Co., Ltd.	4,272	72,293
*	Iljin Display Co., Ltd.	2,568	36,043
	Iljin Electric, Ltd.	43,730	245,411
* #	Ilkyung Co., Ltd.	22,850	14,175
	Ilshin Spinning Co., Ltd.	1,730	119,299
	Ilsung Pharmaceutical Co., Ltd.	2,040	294,333
#	InziControls Co., Ltd.	14,290	122,369
	ISU Chemical Co., Ltd.	7,920	103,344
	Isupetasys Co., Ltd.	39,800	72,724
#	Jahwa Electronics Co., Ltd.	16,460	122,458

	Jeil Mutual Savings Bank	7,990	76,962
	Jeil Pharmaceutical Co.	18,840	169,160
#	Jeonbuk Bank, Ltd.	49,872	478,282
*	Jindo Corp.	22,433	86,834
*	Jindo F& Co., Ltd.	2,877	16,443
	Jinheung Mutual Savings Bank Co., Ltd.	12,790	116,595
#	Joongang Construction Co., Ltd.	6,890	141,817
#	K.C. Tech Co., Ltd.	24,770	133,596
#	Keang Nam Enterprises Co., Ltd.	20,050	916,946
* #	KEC Corp.	54,690	61,868
* #	KEC Holdings Co., Ltd.	18,229	32,763
* #	Kedcom Co., Ltd.	90,960	73,938
	Keyang Electric Machinery Co., Ltd.	40,210	115,362
	KG Chemical Corp.	8,410	89,213
* #	KIRIN Co., Ltd.	61,710	93,264
	KISWIRE, Ltd.	12,848	552,711
	Kodenshi Korea Corp.	25,020	117,403
	Kolon Chemical Co., Ltd.	904	22,026
#	Kolon Engineering & Construction Co., Ltd.	21,890	398,896
*	Kolon Industries, Inc.	23,140	703,171
*	Korea Automotive Systems Co., Ltd.	4,840	138,536
	Korea Cast Iron Pipe Co., Ltd.	26,090	163,042
*	Korea Circuit Co.	19,330	83,557
	Korea Cottrell Co., Ltd.	13,330	150,681
*	Korea Data Systems Co., Ltd.	35,613	37,539
#	Korea Development Co., Ltd.	14,820	472,369
	Korea Development Leasing Corp.	3,030	231,903
	Korea Electric Terminal Co., Ltd.	14,990	442,961
	Korea Export Packing Industries Co., Ltd.	3,990	60,443
*	Korea Express Co., Ltd.	12,720	1,412,041
	Korea Fine Chemical Co., Ltd.	2,479	177,647
	Korea Flange Co., Ltd.	6,900	107,536
#	Korea Iron & Steel Co., Ltd.	14,150	1,052,090
* #	Korea Kolmar Co., Ltd.	18,210	85,529
#	Korea Komho Petrochemical Co., Ltd.	26,400	1,472,849
	Korea Line Corp.	11,600	1,014,675
	Korea Mutual Savings Bank	6,040	178,788
	Korea Petrochemical Industry Co., Ltd.	10,960	601,814
	Korea Polyol Co., Ltd.	2,968	196,498
#	Korea Reinsurance Co., Ltd.	110,464	1,441,358
* #	Korea Schnell Pharma Co., Ltd.	38,600	60,729
	Korea Zinc Co., Ltd.	14,094	2,256,151
	Korean Air Terminal Service Co., Ltd.	3,350	267,036
	Korean French Banking Corp.	63,770	107,581
* #	KP Chemical Corp.	121,051	1,114,103
*	KP Co., Ltd.	49,180	18,023
#	KPC Holdings Corp.	3,008	181,548
* #	KTB Network, Ltd.	59,730	511,168
#	Kukdo Chemical Co., Ltd.	8,450	268,889
*	Kukdong Corp.	26,380	122,404
	Kukdong Oil & Chemicals Co., Ltd.	3,623	53,903
	Kukje Pharm Ind. Co., Ltd.	12,950	71,108
	Kumbi Corp.	670	36,176
#	Kumho Electronics Co., Ltd.	7,221	309,839
#	Kumho Industrial Co., Ltd.	36,430	1,664,303
	Kumho Investment Bank	9,640	99,840
	Kumho Tire Co., Inc.	90,000	1,286,361
	Kumkang Industrial Co., Ltd.	5,810	93,423

	Kunsul Chemical Industrial Co., Ltd.	7,190	188,127
	Kwang Dong Pharmaceutical Co., Ltd.	74,760	310,330
*	Kwang Myung Electric Engineering Co., Ltd.	36,360	52,943
	Kyeryong Construction Industrial Co., Ltd.	10,770	515,221
	Kyobo Securities Co., Ltd.	44,300	747,277
	Kyung Dong Navien Co., Ltd.	1,740	49,787
*	Kyungbang Co., Ltd.	1,100	181,857
	Kyungdong City Gas Co., Ltd.	2,270	119,001
	Kyung-in Synthetic Corp.	2,110	39,247
	Kyungnam Energy Co., Ltd.	28,770	102,872
	Lee Ku Industrial Co., Ltd.	24,990	78,566
	LG Dacom Corp.	60,620	1,470,705
	LG Fashion Corp.	26,035	807,313
#	LG Household & Healthcare Co., Ltd.	12,740	1,986,129
	LG International Corp.	65,552	2,360,892
* #	LG Life Sciences, Ltd.	15,845	729,291
	LG Petrochemical Co., Ltd.	45,770	2,027,600
#	LIG Non-Life Insurance Co., Ltd.	63,770	1,238,255
	Lotte Chilsung Beverage Co., Ltd.	1,112	1,336,765
	Lotte Confectionary Co., Ltd.	990	1,291,242
* #	Lotte Midopa Co., Ltd.	61,160	1,191,245
#	Lotte Sam Kang Co., Ltd.	1,770	393,689
#	LS Cable, Ltd.	33,500	2,369,752
#	LS Industrial Systems Co., Ltd.	22,980	1,035,075
	Manho Rope & Wire Co., Ltd.	790	68,114
	Meritz Fire Marine Insurance Co., Ltd.	58,240	586,082
	Meritz Securities Co., Ltd.	38,890	435,795
	Mi Chang Oil Industrial Co., Ltd.	1,790	50,529
	Miwon Commercial Co., Ltd.	1,280	50,552
#	MonAmi Co., Ltd.	3,240	54,785
#	Moorim Paper Co., Ltd.	21,778	230,242
	Motonic Corp.	2,090	179,727
#	Namhae Chemical Corp.	63,074	302,057
*	Namkwang Engineering & Construction Co., Ltd.	13,780	213,715
*	Namsun Aluminum Co., Ltd.	7,140	34,550
	Namyang Dairy Products Co., Ltd.	745	731,693
*	Nasan Co., Ltd.	5,900	122,387
	National Plastic Co., Ltd.	3,250	50,794
* #	NCsoft Corp.	22,620	1,823,223
	Nexen Corp.	3,320	120,392
#	NH Investment & Securities Co., Ltd.	59,219	778,707
	Nong Shim Co., Ltd.	4,490	1,250,605
	Nong Shim Holdings Co., Ltd.	5,210	490,359
	Noroo Paint Co., Ltd.	14,277	74,735
* #	Orientbio, Inc.	56,370	147,818
	ORION Corp.	5,470	1,551,891
	Ottogi Corp.	3,910	531,721
#	Pacific Pharmaceutical Co., Ltd.	2,030	93,592
	Pang Rim Co., Ltd.	4,800	121,606
*	Pantech & Curitel Communications, Inc.	148,620	—
*	Pantech Co., Ltd.	89,870	—
	PaperCorea, Inc.	13,740	112,875
	Pohang Coated Steel Co., Ltd.	6,320	186,058
#	Poong Lim Industrial Co., Ltd.	31,880	345,448
#	Poong San Corp.	41,500	1,374,848
* #	Prime Entertainment Co., Ltd.	26,770	39,081
#	Pulmuone Co., Ltd.	7,480	365,897
	Pum Yang Construction Co., Ltd.	8,260	178,800

	Pusan Bank	106,400	1,618,634
#	Pusan City Gas Co., Ltd.	14,730	428,847
*	Pyung Hwa Holdings Co., Ltd.	8,013	38,566
	Pyung Hwa Industrial Co., Ltd.	10,456	55,228
*	Quality & Technology Korea, Inc.	54,820	45,194
* #	RNL BIO Co., Ltd.	14,671	52,561
* #	Rocket Electric Co., Ltd.	635	15,666
#	S&T Corp.	14,092	637,641
#	S&T Daewoo Co., Ltd.	12,330	372,108
#	S&T Dynamics Co., Ltd.	29,822	408,676
* #	S&T Motors Co., Inc.	92,190	110,678
	S1 Corp.	28,630	1,262,598
*	Saehan Industries, Inc.	65,180	622,398
*	Saehan Media Corp.	46,590	120,302
*	Sajo Industries Co., Ltd.	4,820	60,968
* #	Sajo O&F Corp.	1,696	14,706
#	Sam Jin Pharmaceutical Co., Ltd.	4,877	252,249
	Sam Kwang Glass Industrial Co., Ltd.	4,820	153,301
	Sam Whan Camus Co., Ltd.	5,270	72,792
	Sam Yung Trading Co., Ltd.	13,450	70,793
	Sambu Construction Co., Ltd.	10,690	666,299
#	Samchully Co., Ltd.	4,720	1,009,183
* #	Samho F&G, Inc.	32,880	52,103
* #	Samho International Co., Ltd.	12,681	302,956
	Samhwa Crown and Closure Co., Ltd.	2,400	62,524
	Samhwa Paints Industrial Co., Ltd.	26,400	104,184
*	Samick Musical Instruments Co., Ltd.	146,160	152,075
	Samil Pharmaceutical Co., Ltd.	2,680	68,935
	Samsung Climate Control Co., Ltd.	6,810	86,435
	Samsung Engineering Co., Ltd.	26,720	2,768,285
#	Samsung Fine Chemicals Co., Ltd.	29,280	1,109,856
#	Samwhan Corp.	13,660	527,961
#	Samyang Corp.	8,815	664,621
*	Samyang Foods Co., Ltd.	7,360	213,919
#	Samyang Genex Co., Ltd.	4,026	401,603
	Samyang Tongsang Co., Ltd.	1,760	65,597
*	Samyoung Chemical Co., Ltd.	2,420	27,152
#	Samyoung Electronics Co., Ltd.	17,870	172,889
*	SC Engineering Co., Ltd.	4,248	32,059
#	Seah Besteel Corp.	16,050	377,488
#	Seah Holdings Corp.	4,160	677,053
	Seah Steel Corp.	5,500	397,926
*	Sean Co., Ltd.	6,810	17,003
	Sebang Co., Ltd.	15,655	239,406
	Sejong Industrial Co., Ltd.	21,610	141,222
	Sempio Foods Co.	4,490	114,358
	Seondo Electric Co., Ltd.	13,050	32,858
#	Seoul City Gas Co., Ltd.	3,590	322,707
	Seoul Securities Co., Ltd.	254,494	317,248
* #	Serim Paper Manufacturing Co., Ltd.	24,240	563,934
* #	Seshin Co., Ltd.	19,902	38,999
*	Sewon Cellontech Co., Ltd.	14,221	159,306
* #	Sewoo Global Co., Ltd.	20,620	28,766
*	SGWICUS Corp.	16,060	69,131
*	SH Chemical Co., Ltd.	12,650	108,151
	Shin Heung Securities Co., Ltd.	11,094	158,961
*	Shin Poong Paper Manufacturing Co., Ltd.	3,550	59,181
#	Shin Won Corp.	6,010	168,411

#	Shin Young Securities Co., Ltd.	10,600	601,935
	Shinhan Engineering & Construction Co., Ltd.	8,180	54,588
	Shinil Engineering Co., Ltd.	4,010	55,490
	Shinpoong Pharmaceutical Co., Ltd.	4,680	139,910
	Shinsegae Engineering & Construction Co., Ltd.	2,990	149,778
	Shinsung Engineering & Construction Co., Ltd.	13,650	170,942
#	Shinsung Engineering Co., Ltd.	30,420	112,610
*	Shinsung Tongsang Co., Ltd.	8,700	53,026
	Sindo Ricoh Co., Ltd.	11,169	716,914
	SJM Co., Ltd.	22,510	139,270
#	SK Chemicals Co., Ltd.	22,820	1,722,446
#	SK Gas Co., Ltd.	9,960	849,126
*	SK Incheon Oil Co., Ltd.	373	22
#	SKC Co., Ltd.	34,460	921,624
	SL Corp.	19,820	171,338
#	Solomon Mutual Savings Bank	13,129	266,467
	Songwon Industrial Co., Ltd.	12,420	68,447
	Soosan Heavy Industries Co., Ltd.	40,700	108,013
* #	Ssangyong Cement Industry Co., Ltd.	79,381	1,215,873
*	Ssangyong Corp.	4,186	100,826
* #	Ssangyong Motor Co.	137,030	1,199,582
#	STX Corp.	33,194	1,947,881
#	STX Engine Co., Ltd.	28,692	1,716,614
#	STX Shipbuilding Co., Ltd.	68,346	3,304,311
* #	Sudo Pharmaceutical Industry Co., Ltd.	66,850	149,713
	Suheung Capsule Co., Ltd.	16,030	129,759
	Sung Bo Chemicals Co., Ltd.	1,930	101,636
	Sung Chang Enterprise Co., Ltd.	6,150	186,750
* #	Sung Shin Cement Co., Ltd.	22,350	469,607
#	Sungjee Construction Co., Ltd.	4,690	115,138
* #	Sungwon Corp.	49,310	992,290
	Sunjin Co., Ltd.	2,840	119,895
#	Sunkyong Securities Co., Ltd.	268,610	506,915
* #	SY Co., Ltd.	37,700	62,092
#	Tae Kwang Industrial Co., Ltd.	880	884,103
	Tae Kyung Industrial Co., Ltd.	29,140	100,866
#	Taegu Department Store Co., Ltd.	13,040	254,545
	Taeyoung Engineering & Contruction	90,740	1,007,899
#	Tai Han Electric Wire Co., Ltd.	48,661	1,810,754
	Tai Lim Packaging Industries Co., Ltd.	6,200	76,678
	TCC Steel	2,888	80,921
#	Telcoware Co., Ltd.	9,000	127,463
* #	Telewin, Inc.	41,460	37,373
*	The Will-Bes & Co., Ltd.	11,120	47,965
#	Tong Yang Investment Bank	126,473	2,113,875
* #	Tong Yang Major Corp.	47,990	453,827
	Tong Yang Moolsan Co., Ltd.	5,500	52,986
*	Trigem Computer, Inc.	528	—
*	TRYBRANDS, Inc.	38,370	261,128
	TS Corp.	5,500	277,156
* #	Uangel Corp.	12,280	100,663
* #	Uni Chem Co., Ltd.	56,800	77,233
	Unid Co., Ltd.	6,000	216,607
#	Union Steel Manufacturing Co., Ltd.	13,912	474,301
*	Uniquest Corp.	11,050	82,894
*	VGX International, Inc.	16,954	131,852
#	Whanin Pharmaceutical Co., Ltd.	13,650	228,387
	Wiscom Co., Ltd.	7,880	37,381

*	Woongjin Thinkbig Co, Ltd.	22,331	557,208
#	Woongjin.Com Co., Ltd.	7,908	112,509
	WooSung Feed Co., Ltd.	17,000	36,444
	YESCO Co., Ltd.	5,950	240,628
	Yoosung Enterprise Co., Ltd.	33,540	172,128
#	Youlchon Chemical Co., Ltd.	32,710	416,179
*	Young Poong Mining & Construction Corp.	1,580	94
	Young Poong Paper Manufacturing Co., Ltd.	2,170	76,313
	Youngbo Chemical Co., Ltd.	12,640	32,788
	Youngone Corp.	68,080	441,964
	Youngpoong Corp.	2,040	1,122,732
#	Yuhan Corp.	9,473	1,719,346
	Yuhwa Securities Co., Ltd.	12,910	301,954
* #	Yungjin Pharm Co., Ltd.	102,000	244,335
*	Yuyang Telecom Co., Ltd.	5,530	75,754
*	ZeroOne Interactive Co., Ltd.	32,840	49,626
TOTAL COMMON STOCKS			180,680,045

RIGHTS/WARRANTS — (0.0%)
*	Brain Technology Industries Co., Ltd. Rights 06/29/07	2,797	4,160
*	Lee Ku Industrial Co., Ltd. Rights 06/20/07	5,997	6,626
TOTAL RIGHTS/WARRANTS			10,786
TOTAL — SOUTH KOREA			180,690,831

TAIWAN — (10.1%)
COMMON STOCKS — (10.1%)
*	A.G.V. Products Corp.	646,000	167,627
	Aaeon Technology, Inc.	90,000	145,250
	Ability Enterprise Co., Ltd.	387,126	545,640
*	Abocom Systems, Inc.	150,000	109,325
	Acbel Polytech, Inc.	703,560	348,219
*	Accton Technology Corp.	876,000	466,665
	Allis Electric Co., Ltd.	273,000	65,898
	Altek Corp.	277,016	538,178
	Ampoc Far East Co., Ltd.	149,350	86,327
*	Amtran Technology Co., Ltd.	509,955	533,568
	Apex Biotechnology Corp.	162,357	348,540
*	Apex Science & Engineering Corp.	124,000	27,548
*	Arima Communication Corp.	396,000	406,173
*	Arima Computer Corp.	1,453,000	320,957
	Arima Optoelectronics Corp.	218,247	283,794
	Asia Chemical Corp.	559,000	280,479
	Asia Polymer Corp.	495,936	223,631
*	Asia Vital Components Co., Ltd.	317,980	281,978
	Aten International Co., Ltd.	102,079	350,891
	Audix Co., Ltd.	178,204	201,746
	Aurora Corp.	297,250	170,050
	Aurora Systems Corp.	190,000	80,249
	Avermedia Technologies, Inc.	189,189	295,050
	Avision, Inc.	331,522	218,343
*	Awea Mechantronic Co., Ltd.	57,000	116,863
	Bank of Kaohsiung Co., Ltd.	686,966	346,736
	Basso Industry Corp., Ltd.	220,537	330,817
*	Behavior Tech Computer Corp.	484,938	240,592
	Bes Engineering Corp.	2,563,572	531,417
*	Biostar Microtech International Corp.	218,680	164,299

	C Sun Manufacturing, Ltd.	109,652	77,040
*	Carnival Industrial Corp.	656,000	166,186
	Cathay Chemical Works, Inc.	229,000	114,706
	Central Reinsurance Co., Ltd.	547,667	230,560
	Chain Qui Development Co., Ltd.	194,000	169,899
*	Champion Building Materials Co., Ltd.	434,000	240,742
*	Charoen Pokphand Enterprises Co., Ltd.	351,000	144,510
	Cheng Loong Corp.	1,760,330	691,545
	Chenming Mold Industrial Corp.	252,046	104,427
*	Chia Her Industrial Co., Ltd.	539,000	54,142
*	Chia Hsin Cement Corp.	971,000	564,336
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	97,211	11,269
	Chicony Electronics Co., Ltd.	447,972	699,298
*	Chien Shing Stainless Steel Co., Ltd.	480,000	187,907
	Chilisin Electronics Corp.	146,998	121,569
	China Chemical & Pharmaceutical Co.	408,000	165,404
	China Ecotek Corp.	170,000	211,012
	China Electric Manufacturing Co., Ltd.	520,900	248,344
*	China General Plastics Corp.	665,000	161,121
	China Glaze Co., Ltd.	237,000	112,631
	China Hi-Ment Corp.	265,830	298,038
*	China Life Insurance Co., Ltd.	1,263,418	579,204
*	China Man-Made Fiber Co., Ltd.	2,202,879	532,750
	China Metal Products Co., Ltd.	214,018	359,378
*	China Petrochemical Development Corp.	2,911,000	921,774
*	China Rebar Co., Ltd.	55,174	7,548
	China Steel Chemical Corp.	222,771	464,114
	China Steel Structure Co., Ltd.	232,000	119,510
	China Synthetic Rubber Corp.	591,954	621,584
*	China United Trust & Investment Corp.	164,804	—
*	China Wire & Cable Co., Ltd.	521,000	107,030
	Chinese Maritime Transport, Ltd.	241,500	388,771
	Ching Feng Home Fashions Industries Co., Ltd.	188,700	51,341
	Chin-Poon Industrial Co., Ltd.	469,649	397,624
*	Choice Lithograph, Inc.	146,000	19,193
*	Chou Chin Industrial Co., Ltd.	42,180	—
	Chroma Ate, Inc.	318,763	522,509
	Chun Yu Works & Co., Ltd.	469,000	151,176
	Chun Yuan Steel Industrial Co., Ltd.	788,815	343,103
	Chung Hsin Electric & Machinery Co., Ltd.	643,000	427,946
*	Chung Hung Steel Corp.	1,359,000	661,682
	Chung Hwa Pulp Corp.	818,594	394,941
*	Clevo Co.	636,600	637,514
*	CMC Magnetics Corp.	808,000	234,114
	Collins Co., Ltd.	523,000	167,853
*	Compeq Manufacturing Co., Ltd.	1,785,000	740,676
	Continental Engineering Corp.	1,113,067	855,141
	Cosmo Electronics Corp.	155,000	192,570
*	Cosmos Bank Taiwan	2,495,000	562,691
	CTCI Corp.	707,538	579,562
	CX Technology Co., Ltd..	186,495	111,136
	Cybertan Technology, Inc.	300,550	712,247
	Cyntec Co., Ltd.	161,601	303,588
*	Da-Cin Construction Co., Ltd.	438,711	162,046
	Data Systems Consulting Co., Ltd.	205,971	248,093
*	Delpha Construction Co., Ltd.	462,000	128,372
	Depo Auto Parts Industrial Co., Ltd.	182,000	599,518
*	Der Pao Construction Co., Ltd.	476,000	11,814

	Diamond Flower Electric Instrument Co., Ltd.	112,740	307,284
	D-Link Corp.	812,207	1,697,079
	Eastern Media International	1,651,128	476,451
	Eclat Textile Co., Ltd.	184,820	116,414
	Edom Technology Co., Ltd.	238,776	123,567
	Elan Microelectronics Corp.	444,728	666,073
*	Elite Material Co., Ltd.	294,978	144,782
	Elite Semiconductor Memory Technology, Inc.	267,131	637,928
	Elitegroup Computer Systems Co., Ltd.	1,582,335	788,757
	Enlight Corp.	430,000	142,942
*	EnTie Commercial Bank	2,440,246	594,530
	Eten Information Systems, Ltd.	203,557	338,909
*	Everest Textile Co., Ltd.	735,562	154,601
	Evergreen International Storage & Transport Corp.	1,479,000	752,303
	Everlight Chemical Industrial Corp.	479,000	277,185
*	Everspring Industry Co., Ltd.	417,530	151,793
*	Evertop Wire Cable Corp.	266,000	100,326
	Excel Cell Electronics Co., Ltd.	143,000	103,811
	Far Eastern Department Stores, Ltd.	1,666,236	1,119,969
	Far Eastern International Bank	2,297,048	1,038,050
	Federal Corp.	600,893	401,865
	Feng Hsin Iron & Steel Co., Ltd.	686,098	820,285
	Feng Tay Enterprise Co., Ltd.	610,900	498,087
*	FIC Global, Inc.	54,578	6,797
	First Copper Technology Co., Ltd.	476,000	225,463
	First Hotel	220,874	244,461
*	First Steamship Co., Ltd.	304,000	414,175
*	Flytech Technology Co., Ltd.	64,000	205,485
*	Formosa Epitaxy, Inc.	182,000	159,909
	Formosa International Hotels Corp.	67,478	656,030
*	Formosan Rubber Group, Inc.	635,000	455,313
	Fortune Electric Co., Ltd.	354,000	290,899
*	Fortune Information Systems Corp.	102,000	44,663
*	Fu I Industrial Co., Ltd.	89,000	30,937
*	Fu Sheng Industrial Co., Ltd.	1,021,000	1,149,675
	Fwuson Industry Co., Ltd.	347,000	95,463
	G Shank Enterprise Co., Ltd.	181,400	343,170
*	G.T.M. Corp.	219,000	152,692
	Gem Terminal Industries Co., Ltd.	114,000	153,710
	Giant Manufacture Co., Ltd.	333,170	503,769
*	Giga Storage Corp.	501,859	172,140
	Giga-Byte Technology Co., Ltd.	1,135,800	780,931
	Globe Union Industrial Corp.	264,820	351,719
	Gold Circuit Electronics, Ltd.	600,904	462,565
	Goldsun Development & Construction Co., Ltd.	1,842,976	968,668
	Good Will Instrument Co., Ltd.	128,000	142,760
	Gordon Auto Body Parts Co., Ltd.	226,980	113,746
*	Grand Pacific Petrochemical Corp.	921,000	315,401
	Grape King, Inc.	183,000	84,680
	Great China Metal Industry Co., Ltd.	439,000	223,399
	Great Taipei Gas Co., Ltd.	776,000	402,109
	Great Wall Enterprise Co., Ltd.	636,890	583,357
	Greatek Co., Ltd.	470,192	784,894
	Hanpin Co., Ltd.	151,000	100,856
	Hey Song Corp.	765,000	343,916
*	Highwealth Construction Corp.	506,000	710,093
*	Hitron Technologies, Inc.	188,000	87,479
*	Ho Tung Holding Corp.	880,486	293,218

*	Hocheng Corp.	603,000	234,019
*	Hold-Key Electric Wire & Cable Co., Ltd.	330,470	120,760
	Hong Tai Electric Industrial Co., Ltd.	567,000	405,665
*	Hong Yi Fiber Industry Co., Ltd.	216,000	56,851
	Honmyue Enterprise Co., Ltd.	252,000	76,293
*	Hota Industrial Manufacturing Co., Ltd.	108,000	152,132
	Hsin Kuang Steel Co., Ltd.	281,097	220,184
	Hsing Ta Cement Co., Ltd.	570,000	203,331
*	Hua Eng Wire & Cable Co., Ltd.	911,565	275,939
*	Huang Hsiang Construction Corp.	223,000	550,218
	Hung Ching Development & Construction Co., Ltd.	409,000	186,581
	Hung Poo Construction Corp.	380,000	483,535
	Hung Sheng Construction Co., Ltd.	747,000	576,344
*	Hwa Fong Rubber Co., Ltd.	382,000	99,616
*	Ichia Technologies, Inc.	330,470	325,837
	I-Chiun Precision Industry Co., Ltd.	154,530	228,836
	Inernational Semiconductor Technology, Ltd.	446,581	461,271
	Infortrend Technology, Inc.	254,326	473,128
*	ITE Technology, Inc.	85,000	202,323
*	Jean Co., Ltd.	140,000	55,552
	Johnson Health Tech Co., Ltd.	30,000	157,471
	Jui Li Enterprise Co., Ltd.	336,000	109,261
	K Laser Technology, Inc.	158,343	192,252
	Kang Na Hsiung Co., Ltd.	302,000	193,185
*	Kao Hsing Chang Iron & Steel Corp.	715,000	158,019
	Kaulin Manufacturing Co., Ltd.	212,770	193,489
*	Kee Tai Properties Co., Ltd.	697,000	825,586
*	Kenda Rubber Industrial Co., Ltd.	644,018	454,395
	King Yuan Electronics Co., Ltd.	1,397,705	1,193,766
*	Kingdom Construction Co., Ltd.	668,000	300,277
*	King's Town Bank	1,702,701	462,402
*	King's Town Construction Co., Ltd.	302,470	281,943
	Kinpo Electronics, Inc.	2,076,154	782,139
	Knowledge-Yield-Excellence Systems Corp.	337,107	477,007
	Kung Long Batteries Industrial Co., Ltd.	64,000	76,011
*	Kuoyang Construction Co., Ltd.	393,000	296,750
*	Kwong Fong Industries Corp.	996,000	284,796
*	Lan Fa Textile Co., Ltd.	530,040	163,247
*	Lead Data Co., Ltd.	617,920	170,046
*	Leader Electronics, Inc.	98,795	77,858
*	Leadtek Research, Inc.	331,000	174,266
*	Lealea Enterprise Co., Ltd.	1,054,000	260,521
	Lee Chang Yung Chemical Industry Corp.	635,328	563,044
	Lee Chi Enterprises Co., Ltd.	326,000	158,117
	Lelon Co., Ltd.	176,170	116,916
*	Leofoo Development Co., Ltd.	311,000	184,951
	Les Enphants Co., Ltd.	178,080	129,922
*	Li Peng Enterprise Co., Ltd.	846,000	287,769
	Li Shin International Enterprise Corp.	312,657	190,660
	Lian Hwa Foods Corp.	196,000	67,903
	Lien Chang Electronic Enterprise Co., Ltd.	147,000	49,673
	Lien Hwa Industrial Corp.	948,377	487,678
*	Lingsen Precision Industries, Ltd.	462,000	198,274
	Long Bon Development Co., Ltd.	614,062	366,600
	Long Chen Paper Co., Ltd.	723,000	321,749
	Lucky Cement Corp.	620,000	261,517
	Makalot Industrial Co., Ltd.	146,000	347,166
	Mayer Steel Pipe Corp.	165,800	181,201

	Maywufa Co., Ltd.	173,300	90,362
	Meiloon Co., Ltd.	358,941	299,428
*	Mercuries & Associates, Ltd.	940,455	399,461
*	Mercuries Data Co., Ltd.	285,292	69,363
	Merida Industry Co., Ltd.	326,800	474,307
	Merry Electronics Co., Ltd.	166,797	602,835
*	Microelectronics Technology, Inc.	624,000	343,280
	Micro-Star International Co., Ltd.	1,400,907	1,024,579
*	Microtek International, Inc.	387,000	57,719
	Min Aik Technology Co., Ltd.	142,000	271,229
	Mirle Automation Corp.	147,728	162,468
	Mitac Technology Corp.	486,360	535,108
	Mobiletron Electronics Co., Ltd.	109,000	125,379
	Mospec Seminconductor Corp.	117,000	126,651
*	Mustek Systems, Inc.	591,708	292,700
	Nak Sealing Technologies Corp.	116,149	160,718
*	Namchow Chemical Industrial Co., Ltd.	473,000	127,707
	Nankang Rubber Tire Co., Ltd.	361,200	662,606
	Nantex Industry Co., Ltd.	338,200	225,571
	National Petroleum Co., Ltd.	381,824	331,151
*	New Asia Construction & Development Co., Ltd.	352,618	65,832
	Nien Hsing Textile Co., Ltd.	746,000	493,953
	Nien Made Enterprise Co., Ltd.	448,333	437,417
	Ocean Plastics Co., Ltd.	342,200	231,408
*	Optimax Technology Corp.	865,674	405,951
*	Opto Tech Corp.	832,000	670,978
*	Orient Semiconductor Electronics, Ltd.	226,487	83,112
	Oriental Union Chemical Corp.	995,395	788,044
*	Pacific Construction Co., Ltd.	1,054,000	197,028
*	Pacific Electric Wire & Cable Corp.	726,000	11,427
*	Pan Jit International, Inc.	308,458	346,208
	Pan-International Industrial Corp.	470,318	1,158,739
*	PC Home Online	15,000	15,731
	Phihong Technology Co., Ltd.	438,450	328,406
	Phoenix Precision Technology Corp.	812,000	922,245
	Phoenixtec Power Co., Ltd.	590,725	537,968
*	Picvue Electronics, Ltd.	72,760	3,689
	Pihsiang Machinery Mfg. Co., Ltd.	230,534	470,395
*	Potrans Electrical Corp.	228,000	30,089
*	Primax Electronics, Ltd.	525,186	270,878
	Prince Housing & Development Corp.	1,019,646	656,670
*	Procomp Informatics, Ltd.	21,675	—
*	Prodisc Technology, Inc.	1,665,199	348,368
*	Promise Technology, Inc.	154,223	181,522
*	Protop Technology Co., Ltd.	192,000	4,184
*	Quintain Steel Co., Ltd.	613,000	178,446
	Radium Life Tech Corp.	326,187	407,125
	Ralec Electronic Corp.	91,717	118,867
*	Rectron, Ltd.	262,000	44,248
*	Reward Wool Industry Corp.	314,000	87,328
*	Rexon Industrial Corp., Ltd.	347,000	113,216
	Richtek Technology Corp.	46,550	550,199
*	Ritek Corp.	4,323,000	1,031,921
	Ruentex Development Co., Ltd.	886,000	705,286
	Ruentex Industries, Ltd.	925,000	548,204
*	Sainfoin Technology Corp.	131,260	1,351
*	Sampo Corp.	1,447,124	273,427
	San Fang Chemical Industry Co., Ltd.	243,770	189,902

	Sanyang Industrial Co., Ltd.	1,118,000	666,071
*	Sanyo Electric Co., Ltd.	406,000	290,241
	SDI Corp.	207,000	327,421
*	Senao International Co., Ltd.	276,133	368,621
*	Shan-Loong Transportation Co., Ltd.	129,000	62,961
	Sheng Yu Steel Co., Ltd.	419,980	443,317
	Shihlin Electric & Engineering Corp.	687,000	660,411
*	Shihlin Paper Corp.	254,000	363,538
	Shin Shin Co., Ltd.	49,000	41,578
	Shinkong Co., Ltd.	355,240	192,964
*	Shinkong Synthetic Fibers Co., Ltd.	2,171,961	743,140
	Shuttle, Inc.	290,152	119,203
*	Sigurd Microelectronics Corp.	302,000	191,156
	Silicon Integrated Systems Corp.	1,947,137	1,124,552
	Silitech Technology Corp.	143,000	683,486
	Sincere Navigation Corp.	505,669	776,009
*	Sinkang Industries Co., Ltd.	108,000	120,429
	Sinkong Spinning Co., Ltd.	370,125	303,398
	Sinon Corp.	551,000	178,743
*	Sintek Photronics Corp.	1,352,463	367,723
	Sinyi Realty, Inc.	204,360	636,492
	Sitronix Technology Corp.	92,313	340,147
	Siward Crystal Technology Co., Ltd.	184,691	158,264
*	Solelytex Enterprise Corp.	158,200	187,621
*	Solomon Technology Corp.	512,000	228,466
	South East Soda Manufacturing Co., Ltd.	263,000	143,274
	Southeast Cement Co., Ltd.	829,700	272,492
	SPI Electronic Co., Ltd.	167,750	275,242
	Spirox Corp.	235,422	209,895
	Springsoft, Inc.	205,274	363,135
	Standard Chemical & Pharmaceutical Co., Ltd.	206,490	147,124
*	Standard Foods Taiwan, Ltd.	457,000	240,243
	Stark Technology, Inc.	311,100	167,195
	Sunonwealth Electric Machine Industry Co., Ltd.	288,481	203,730
	Sunrex Technology Corp.	337,239	426,475
*	Syscom Computer Engineering Co.	140,000	46,172
*	Sysware Systex Corp.	290,432	307,261
	T JOIN Transportation Co.	604,000	372,870
	Ta Chen Stainless Pipe Co., Ltd.	406,134	611,782
	Ta Chong Bank, Ltd.	2,493,212	653,165
	Ta Ya Electric Wire & Cable Co., Ltd.	715,472	264,379
	Ta Yih Industrial Co., Ltd.	194,000	153,433
	Tah Hsin Industrial Corp.	311,000	233,077
*	Tai Roun Products Co., Ltd.	258,000	66,976
	Ta-I Technology Co., Ltd.	193,800	705,851
*	Taichung Commercial Bank	1,925,112	688,885
	Tainan Enterprises Co., Ltd.	148,352	231,730
*	Tainan Spinning Co., Ltd.	1,909,000	894,269
*	Taisun Enterprise Co., Ltd.	542,000	128,642
*	Taita Chemical Co., Ltd.	439,000	114,493
	Taiwan Acceptance Corp.	229,480	155,636
*	Taiwan Business Bank	4,751,718	1,357,460
	Taiwan Fire & Marine Insurance Co., Ltd.	513,602	346,973
*	Taiwan Flourescent Lamp Co., Ltd.	176,000	20,970
	Taiwan Fu Hsing Industrial Co., Ltd.	333,300	290,827
	Taiwan Hon Chuan Enterprise Co., Ltd.	236,118	204,534
	Taiwan Kai Yih Industrial Co., Ltd.	228,438	128,761
*	Taiwan Kolin Co., Ltd.	1,136,000	331,531

	Taiwan Life Insurance Co., Ltd	671,969	953,509
	Taiwan Line Tek Electronic Co., Ltd.	69,680	49,225
	Taiwan Mask Corp.	476,720	311,889
	Taiwan Navigation Co., Ltd.	489,777	471,452
	Taiwan Paiho Co., Ltd.	299,459	272,509
	Taiwan Polypropylene Co., Ltd.	372,615	298,062
*	Taiwan Pulp & Paper Corp.	618,000	185,806
	Taiwan Sakura Corp.	411,080	112,205
	Taiwan Secom Co., Ltd.	618,332	1,089,689
	Taiwan Sogo Shinkong Security Co., Ltd.	449,232	432,040
*	Taiwan Styrene Monomer Corp.	921,680	400,583
*	Taiwan Tea Corp.	1,241,714	305,144
	Taiyen Biotech Co., Ltd.	438,000	344,352
*	Teapo Electronic Corp.	569,000	148,881
	Teco Electric & Machinery Co., Ltd.	2,204,000	1,141,001
	Tecom, Ltd.	417,114	203,998
	Ten Ren Tea Co., Ltd.	22,000	19,392
	Test-Rite International Co., Ltd.	561,332	319,372
	Tex-Ray Industrial Co., Ltd.	188,000	83,032
	The Ambassador Hotel	410,000	438,345
*	The Chinese Bank	1,694,000	—
	The First Insurance Co., Ltd.	341,600	184,427
	Thinking Electronic Industrial Co., Ltd.	169,000	170,850
	Thye Ming Industrial Co., Ltd.	163,000	183,018
	Ton Yi Industrial Corp.	1,917,280	712,895
	Tong Yang Industry Co., Ltd.	543,558	525,053
*	Tong-Hwa Synthetic Fiber Co., Ltd.	382,000	61,239
	Transcend Information, Inc.	413,997	1,529,089
	Tsann Kuen Enterprise Co., Ltd.	433,340	440,301
	TSRC Corp.	654,975	612,538
	TTET Union Corp.	48,000	36,971
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	382,000	81,299
	Tung Ho Steel Enterprise Corp.	935,683	1,044,815
*	Twinhead International Corp.	766,504	171,193
*	TYC Brother Industrial Co., Ltd.	265,036	185,602
*	Tycoons Group Enterprise Co., Ltd.	719,000	149,111
	Tyntek Corp.	263,193	267,401
	Tze Shin International Co., Ltd.	282,000	163,161
*	Uniform Industrial Corp.	56,000	84,729
*	Union Bank of Taiwan	2,503,488	594,321
*	Union Insurance Co., Ltd.	936,147	62,347
	Unitech Electronics Co., Ltd.	300,199	156,525
	Unitech Printed Circuit Board Corp.	533,650	467,524
	United Integration Service Co., Ltd.	336,439	312,377
	Unity Opto Technology Co., Ltd.	205,040	265,038
*	Universal Cement Corp.	732,956	283,160
*	Universal Microelectronics Co., Ltd.	158,000	126,274
	Universal Scientific Industrial Co., Ltd.	1,013,119	793,350
	Universal, Inc.	123,000	43,399
	UPC Technology Corp.	994,915	531,007
	USI Corp.	1,110,000	361,422
*	U-TECH Media Corp.	317,000	88,063
*	Ve Wong Corp.	311,000	143,608
*	Veutron Corp.	62,000	41,249
*	Visual Photonics Epitacy Co., Ltd.	120,000	177,771
	Walsin Technology Corp., Ltd.	818,682	767,901
*	Walton Chaintech Corp.	108,000	56,175
	Wan Hwa Enterprise Co., Ltd.	410,830	215,336

	Waterland Financial Holdings	2,943,000	890,787
*	Wei Chih Steel Industrial Co., Ltd.	433,000	109,806
*	Wei Chuan Food Corp.	518,000	403,680
	Weltrend Semiconductor, Inc.	278,529	212,108
	Wintek Corp.	496,403	482,260
	Wistron NeWeb Corp.	161,892	453,113
	WPG Holdings Co., Ltd.	368,841	256,097
	Wus Printed Circuit Co., Ltd.	836,205	360,240
	Ya Hsin Industrial Co., Ltd.	1,032,578	186,273
*	Yageo Corp.	2,828,000	1,265,521
*	Yeung Cyang Industrial Co., Ltd.	226,813	377,084
*	Yi Jinn Industrial Co., Ltd.	528,000	83,800
	Yieh Phui Enterprise Co., Ltd.	1,807,675	772,501
	Yosun Industrial Corp.	361,208	262,319
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,235,008	902,434
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	174,672	306,354
	Yung Shin Pharmaceutical Industrial Co., Ltd.	382,300	367,419
	Yung Tay Engineering Co., Ltd.	729,000	456,677
	Zig Sheng Industrial Co., Ltd.	702,378	182,447
	Zinwell Corp.	249,479	588,721
	Zippy Technology Corp.	188,700	222,830
	Zyxel Communication Corp.	518,657	838,233
TOTAL — TAIWAN			135,691,971

THAILAND — (3.0%)
COMMON STOCKS — (3.0%)
	A.J. Plast PCL (Foreign)	619,600	50,806
	Aapico Hitech PCL Ltd. (Foreign)	265,000	105,587
*	Adkinson Securities PCL (Foreign)	13,031,600	259,616
*	Advance Agro PCL (Foreign)	809,000	829,205
	Aeon Thana Sinsap (Thailand) PCL (Foreign)	142,500	205,717
#	Amata Corp. PCL (Foreign)	2,369,800	951,067
	Asia Plus Securities PCL (Foreign)	5,068,950	456,623
	Asian Property Development PCL (Foreign)	4,535,100	667,793
	Asian Property Development PCL (Foreign) NVDR	1,911,600	281,483
	Bangkok Aviation Fuel Services PCL (Foreign)	854,917	245,602
	Bangkok Chain Hospital PCL (Foreign)	965,500	216,042
	Bangkok Expressway PCL (Foreign)	1,458,800	1,010,862
	Bangkok First Investment & Trust PCL (Foreign)	702,200	118,605
	Bangkok Insurance PCL (Foreign)	84,734	577,370
*	Bangkok Land PCL (Foreign)	14,748,970	396,031
*	Bangkok Land PCL (Foreign) NVDR	21,859,700	586,965
*	Bangkok Rubber PCL (Foreign)	14,600	1,045
	Big C Supercenter PCL (Foreign)	87,000	119,944
	Bualuang Securities PCL (Foreign)	240,000	82,460
	Bumrungrad Hospital PCL (Foreign)	900,000	1,208,315
	Cal-Comp Electronics (Thailand) PCL (Foreign)	6,854,500	1,039,010
	Capital Nomura Securities PCL (Foreign)	46,000	50,469
*	Capital Nomura Securities PCL (Foreign) NVDR	45,000	49,372
*	Central Paper Industry PCL (Foreign)	20	1,213
	Central Plaza Hotel PCL (Foreign)	916,100	145,476
*	Ch. Karnchang PCL (Foreign)	2,746,200	638,282
	Charoong Thai Wire & Cable PCL (Foreign)	672,400	152,399
*	Compass East Industry (Thailand) PCL (Foreign)	122,000	6,199
	Dynasty Ceramic PCL (Foreign)	882,400	374,514
	Eastern Water Resources Development & Management PCL (Foreign)	2,199,400	339,737

	Erawan Group PCL (Foreign)	3,710,340	404,940
*	Fancy Wood Industries PCL (Foreign)	260,800	12,876
*	Finansa PCL (Foreign)	230,000	67,071
	GFPT PCL (Foreign)	240,100	80,068
	GMM Grammy PCL (Foreign)	928,000	200,953
*	Golden Land Property Development PCL (Foreign)	485,616	133,199
	Hana Microelectronics PCL (Foreign)	1,129,796	848,122
	Hermraj Land & Development PCL (Foreign)	15,236,900	435,528
	Home Product Center PCL (Foreign)	4,526,470	666,522
	ICC International PCL (Foreign)	204,600	237,770
*	International Engineering PCL (Foreign)	3,782,600	86,278
*	Italian-Thai Development PCL (Foreign)	4,707,000	822,213
*	ITV PCL (Foreign)	2,785,600	84,449
	Jasmine International PCL (Foreign)	22,596,400	287,063
	Kang Yong Electric PCL (Foreign)	7,200	11,122
*	KCE Electronics PCL (Foreign)	597,700	50,736
*	Keppel Thai Properties PCL (Foreign)	8,360	710
	KGI Securities One PCL (Foreign)	6,065,846	280,218
	Khon Kaen Sugar Industry PCL (Foreign)	521,600	137,798
	Kiatnakin Bank PCL (Foreign) NVDR	62,800	48,050
	Kiatnakin Finance PCL (Foreign)	834,300	638,341
	Kim Eng Securities Thailand PCL (Foreign)	989,700	534,355
	Krungthai Card PCL (Foreign)	576,700	357,992
	L.P.N. Development PCL (Foreign)	415,250	84,525
	L.P.N. Development PCL (Foreign) NVDR	5,839,800	1,188,699
	Laguna Resorts & Hotels PCL (Foreign)	32,200	75,305
	Lalin Property PCL (Foreign)	1,650,500	211,584
	Lanna Resources PCL (Foreign)	833,500	276,750
	Loxley PCL (Foreign)	5,615,220	272,371
*	Magnecomp Precision Technology (Foreign)	5,561,898	266,573
#	Major Cineplex Group PCL (Foreign)	2,031,200	1,026,303
	MBK Development PCL (Foreign)	330,900	515,912
	Media of Medias PCL (Foreign)	9,100	1,734
	MFC Asset Management PCL (Foreign)	5,000	2,353
*	Mida Assets PCL (Foreign)	2,026,100	94,768
	Minor Corp. PCL (Foreign)	350,180	112,227
	MK Real Estate Development PCL (Foreign)	1,960,260	134,702
*	M-Link Asia Corp. PCL (Foreign)	747,700	27,201
	Muramoto Electronic (Thailand) PCL (Foreign)	17,000	100,130
*	Nakornthai Strip Mill PCL (Foreign)	38,602,000	334,361
*	Nation Multimedia Group PCL (Foreign)	146,259	39,484
*	Natural Park PCL (Foreign)	15,005,100	90,979
*	Nep Realty and Industry PCL (Foreign)	1,000,000	25,408
	Noble Development PCL (Foreign)	848,600	117,606
*	Pacific Assets PCL (Foreign)	141,000	19,134
	Padaeng Industry PCL (Foreign) (6362351)	588,500	641,428
	Padaeng Industry PCL (Foreign) (6666990)	73,800	80,437
	Patum Rice Mill & Granary PCL (Foreign)	5,500	4,327
	Phatra Insurance PCL (Foreign)	10,000	42,443
*	Picnic Gas & Engineering PCL (Foreign)	4,305,800	31,080
*	Polyplex PCL (Foreign)	230,000	29,219
	Power Line Engineering PCL (Foreign)	1,369,100	268,800
	Pranda Jewelry PCL (Foreign)	118,000	27,426
*	Property Perfect PCL (Foreign)	2,485,300	235,363
	Quality Houses PCL (Foreign)	17,899,800	692,529
	Regional Container Lines PCL (Foreign)	1,185,300	966,789
	Robinson Department Store PCL (Foreign)	1,875,025	644,227
	Rojana Industrial Park PCL (Foreign)	1,122,800	440,886

	Saha Pathana Inter-Holding PCL (Foreign)	350,000	212,213
	Saha-Union PCL (Foreign)	595,600	361,126
	Sahaviriya Steel Industries PCL (Foreign)	22,178,500	640,349
	Samart Corporation PCL (Foreign)	2,154,900	519,515
	Samart I-Mobile PCL (Foreign)	950,300	515,826
	Sammakorn PCL (Foreign)	75,000	5,847
	Sansiri PCL (Foreign)	2,901,166	252,967
	SC Asset Corp. PCL (Foreign)	580,100	164,977
	Seamico Securities PCL (Foreign)	1,759,022	206,197
	SE-Education PCL (Foreign)	253,600	59,309
	Serm Suk PCL (Foreign)	10,000	5,428
*	Shinawatra Satellite PCL (Foreign)	2,372,000	606,098
	Siam Future Development PCL (Foreign)	72,000	17,046
	Siam Industrial Credit PCL (Foreign)	1,398,162	164,703
	Siam Makro PCL (Foreign)	512,100	1,434,205
*	Sino-Thai Engineering & Construction PCL (Foreign)	2,310,900	350,288
*	Solartron PCL (Foreign)	790,500	59,342
	Sri Trang Agro Industry PCL (Foreign)	370,998	146,750
	Srithai Superware PCL (Foreign)	439,300	102,104
	STP & I PCL (Foreign)	586,000	65,308
*	Sun Tech Group PCL (Foreign)	3,536	2,199
	Supalai PCL (Foreign)	2,640,533	256,163
	SVI PCL (Foreign)	2,448,660	90,495
	SVOA PCL (Foreign)	1,007,100	40,418
*	Syntec Construction PCL (Foreign)	4,546,100	127,320
*	Tanayong PCL (Foreign)	378,521	13,880
	Tata Steel (Thailand) PCL (Foreign)	7,656,100	254,209
	Thai Carbon Black PCL (Foreign)	87,900	52,534
	Thai Plastic & Chemicals PCL (Foreign)	1,857,400	863,408
	Thai Reinsurance PCL (Foreign)	1,484,700	246,485
*	Thai Rung Union Car PCL (Foreign)	759,600	67,988
	Thai Stanley Electric (Thailand) PCL (Foreign)	153,600	674,093
	Thai Vegetable Oil PCL (Foreign)	482,600	125,405
	Thai Wacoal PCL (Foreign)	78,000	77,696
*	Thai-German Ceramic Industry PCL (Foreign)	2,229,600	76,605
	Thanachart Capital PCL (Foreign)	3,592,300	1,358,716
	Thoresen Thai Agencies PCL (Foreign)	449,600	477,055
	Ticon Industrial Connection PCL (Foreign)	971,600	547,025
	Ticon Industrial Connection PCL (Foreign) NVDR	105,200	59,229
	Tipco Asphalt PCL (Foreign)	352,190	284,721
	TIPCO Foods (Thailand) PCL (Foreign)	835,982	171,372
	Tisco Bank PCL (Foreign) NVDR	167,800	113,369
	TISCO Finance PCL (Foreign)	745,900	508,250
	TPI Polene PCL (Foreign)	866,600	342,787
*	TT&T PCL (Foreign)	7,453,700	221,663
*	Tuntex (Thailand) PCL (Foreign)	126,728	7,025
*	Tycoons Worldwide Group PCL (Foreign)	804,700	124,300
*	Union Mosaic Industry PCL (Foreign)	1,081,900	35,610
	United Palm Oil Industry PCL (Foreign)	21,000	25,162
	Univentures PCL (Foreign)	1,801,100	106,085
	Vanachai Group PCL (Foreign)	2,859,066	409,440
	Vibhavadi Medical Center PCL (Foreign)	1,247,400	108,767
	Vinythai PCL (Foreign)	2,273,034	485,649
TOTAL COMMON STOCKS			40,961,967

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/07/10	217,333	816

*	Cal-Comp Electronics (Thailand) PCL (Foreign) Warrants 04/18/09	1,099,600	27,938
*	Erawan Group PCL (Foreign) Warrants 12/17/07	671,860	16,488
*	KCE Electronics PCL (Foreign) Rights 06/08/07	248,750	13,933
*	Natural Park PCL (Foreign) Rights 06/15/07	7,502,550	—
*	SVI PCL (Foreign) Warrants 12/06/10	612,160	7,954
TOTAL RIGHTS/WARRANTS			67,129
TOTAL — THAILAND			41,029,096

TURKEY — (3.2%)
COMMON STOCKS — (3.2%)
	Acibadem Saglik Hizmetleri ve Ticares A.S.	16,054	205,747
	Adana Cimento Sanayi Ticaret A.S.	1,029,251	604,265
	Adel Kalemcilik Ticaret Ve Sanayi A.S.	8,096	37,991
	Afyon Cimento Sanayii Ticaret A.S.	177	141,804
*	Ak-Al Tekstil A.S.	3,056	14,869
	Akcansa Cimento Sanayi ve Ticaret A.S.	324,378	2,175,895
*	Akenerji Elektrik Uretim A.S.	80,193	362,742
	Aksa Akrilik Kimya Sanayii A.S.	206,894	613,500
	Aksigorta A.S.	583,604	3,245,264
*	Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	40,391	61,362
*	Aktas Elektrik Ticaret A.S.	370	42,125
	Alarko Carrier Sanayii ve Ticaret A.S.	14,579	185,478
*	Alarko Holding A.S.	290,609	746,482
*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	42,565	83,554
	Alkim Alkali Kimya A.S.	37,197	198,269
*	Alkim Kagitt A.S.	25,977	27,554
*	Alternatifbank A.S.	98,944	187,862
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	72,764	272,225
	Anadolu Anonim Turk Sigorta Sirketi A.S.	273,997	605,955
	Anadolu Cam Sanayii A.S.	277,157	1,185,740
	Anadolu Hayat Sigorta A.S.	209,393	846,625
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	31,572	217,781
*	Ayen Enerji A.S.	161,469	293,853
	Aygaz A.S.	342,010	1,367,288
	Bagfas Bandirma Gubre Fabrikalari A.S.	5,146	154,251
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	147,698	265,628
	Bati Anabolu Cimento A.S.	110,525	969,612
	Bati Soeke Cimento Sanayi A.S.	67,601	169,023
*	Beko Elektronik A.S.	234,899	313,037
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	9,930	15,514
	Bolu Cimento Sanayii A.S.	284,896	578,362
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	36,993	314,036
*	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	1,664	214,917
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	205,147	293,030
*	Boyner Buyuk Magazacilik A.S.	189,233	309,879
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	5,857	360,314
	BSH ev Aletleri Sanayi ve Ticaret A.S.	5,040	118,218
	Bursa Cimento Fabrikasi A.S.	115,360	968,571
	Celebi Hava Servisi A.S.	28,354	550,016
*	Cemtas Celik Makina Sanayi ve Ticaret A.S.	74,234	110,900
	Cimsa Cimento Sanayi ve Ticaret A.S.	259,130	1,826,701
	Demisas Dokum Mamulleri Sanayi A.S.	22,067	24,852
*	Dentas Ambalaj ve Kagit Sanayi A.S.	34,430	76,257
	Deva Holding A.S.	114,830	1,330,705
*	Dogan Burda Rizzoli Dergi Yacincilik ve Pazarlame A.S.	15,000	40,251
*	Dogan Gazetecilik A.S.	105,300	453,962

	Dogus Otomotiv Servis ve Ticaret A.S.	100,000	468,015
*	Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.	143,194	73,132
*	Eczacibasi Ilac Sanayi ve Ticaret A.S.	294,407	1,358,085
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	116,012	290,322
*	Edip Iplik Sanayi ve Ticaret A.S.	13,000	51,633
	Ege Endustri Ve Ticaret A.S.	3,837	54,892
*	Ege Plstik Ticaret ve Sanayi A.S.	14,342	23,229
*	EGE Seramik Sanayi ve Ticaret A.S.	69,443	141,017
	Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.	229	127,176
*	Fortis Bank A.S.	339,248	698,392
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	77,244	110,902
*	Global Yatirim Holding A.S.	185,752	159,600
*	Goldas Kuyumculuk Sanayi A.S.	88,799	114,557
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,128	334,225
*	Goodyear Lastikleri T.A.S.	16,988	215,590
*	GSD Holding A.S.	233,545	276,644
	Gubre Fabrikalari Ticaret A.S.	8,436	41,335
*	Gunes Sigorta A.S.	89,830	286,395
	Hektas Ticaret T.A.S.	87,282	69,481
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	184,673	553,687
*	Ihlas Holding A.S.	1,237,042	733,539
*	Isiklar Ambalaj A.S.	105,398	97,174
*	Izmir Demir Celik Sanayii A.S.	57,269	283,126
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	220,979	296,351
*	Karsu Tekstil Sanayii ve Ticaret A.S.	17,040	13,459
	Karton Sanayi ve Ticaret A.S.	2,811	204,471
*	Kav Danismanlik Pazarlama ve Ticaret A.S.	15,564	27,950
*	Kerevitas Gida Sanayii ve Ticaret A.S.	2,532	12,886
*	Klimasan Klima Sanayi ve Ticaret A.S.	16,142	63,889
	Konya Cimento Sanayii A.S.	5,645	266,751
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	146,305	407,684
*	Kutahya Porselen Sanayii A.S.	4,782	82,838
	Mardin Cimento Sanayii ve Ticaret A.S.	134,641	699,210
*	Marmari Marti Otel Isletmeleri A.S.	81,975	103,144
	Marshall Boya ve Vernik Sanayii A.S.	10,097	110,995
*	Medya Holdings A.S.	15,849	—
*	Menderes Tekstil Sanayi ve Ticaret A.S.	333,910	134,836
*	Merko Gida Sanayi ve Ticaret A.S.	10,580	5,397
	Migros Turk A.S.	1	10
*	Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.	47,670	103,579
*	Mudurnu Tavukculuk A.S.	1,740	594
*	Multu Aku ve Malzemeleri Sanayi A.S.	76,677	126,718
*	Nergis Holding A.S.	1,784	5,010
*	Net Holding A.S.	355,412	227,133
*	Net Turizm Ticaret ve Sanayi A.S.	65,395	69,888
	Nortel Networks Netas Telekomuenikasyon A.S.	9,206	215,482
	Olmuksa International Paper Sabanci Ambalaj Sanayi ve Ticaret A.S.	20,976	79,424
	Otobus Karoseri Sanayi A.S.	44,321	742,430
*	Parsan Makina Parcalari Sanayii A.S.	102,576	214,719
*	Pimas Plastik Insaat Malzemeleri A.S.	17,000	48,948
	Pinar Entegre et ve Un Sanayii A.S.	79,952	227,309
	Pinar Sut Mamulleri Sanayii A.S.	38,276	179,339
*	Raks Elektronik Sanayi ve Ticaret A.S.	2,730	1,637
*	Sanko Pazarlama Ithalat Ihracat A.S.	48,903	129,596
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	109,462	311,520
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	373,182	206,990
*	Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.	6,570	7,840

*	Tat Konserve Sanayii A.S.	109,325	243,951
*	Tekstil Bankasi A.S.	359,314	524,274
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	39,939	197,099
	Tofas Turk Otomobil Fabrikasi A.S.	74,019	354,719
	Trakya Cam Sanayii A.S.	401,577	1,328,511
*	Turk Demir Dokum Fabrikalari A.S.	72,898	506,150
*	Turk Ekonomi Bankasi A.S.	57,732	1,064,826
	Turk Prysmian Kablo ve Sistemleri A.S.	46,921	144,247
	Ulker Gida Sanayi ve Ticaret A.S.	274,684	1,193,974
	USAS Ucak Servisi A.S.	71,628	196,583
*	Uzel Makina Sanayii A.S.	156,941	296,549
*	Vakif Finansal Kiralama A.S.	8,288	19,281
*	Vestel Elektronik Sanayi ve Ticaret A.S.	302,726	808,941
	Yapi Kredi Finansal Kiralama A.S.	119,404	334,009
	Yapi Kredi Sigorta A.S.	102,412	803,662
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	18,134	33,632
	Yunsa Yunlu Sanayi ve Ticaret A.S.	10,027	15,843
*	Zorlu Enerji Elektrik Uretim A.S.	115,876	330,232

TOTAL — TURKEY			43,468,924

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $7,380,000 FHLMC 6.275%(r), 09/01/36, valued at $6,919,612) to be repurchased at $6,813,982	$6,813	6,813,000

SECURITIES LENDING COLLATERAL — (7.2%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $163,065,279 FHLMC, rates ranging from 4.281%(r) to 6.078%(r), maturities ranging from 09/01/31 to 09/01/36 & FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 06/01/16 to 05/01/37, valued at $99,605,997) to be repurchased at $97,667,271	97,653	97,652,867

TOTAL INVESTMENTS — (100.0%) (Cost $835,827,182)		$1,346,977,674

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

		Shares	Value††

ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
	Acindar Industria Argentina de Aceros SA Series B	659,405	$920,091
*	Alpargatas SAIC	6,363	10,622
*	Banco Suquia SA	327,868	51,702
	BBVA Banco Frances SA	130,508	503,068
*	Capex SA Series A	131,575	427,541
*	Celulosa Argentina SA Series B	14,412	13,315
*	Central Puerto SA Series B	125,000	136,587
	Cresud SA Comercial Industrial Financiera y Agropecuaria	461,252	1,028,587
	DYCASA SA (Dragados y Construcciones Argentina) Series B	55,000	82,350
*	Endesa Costanera SA Series B	261,000	327,598
*	IRSA Inversiones y Representaciones SA	1,186,421	2,456,726
*	Juan Minetti SA	769,693	632,618
	Ledesma S.A.A.I.	885,405	747,468
*	Metrogas SA Series B	176,000	81,299
*	Molinos Rio de la Plata SA Series B	502,274	888,052
*	Polledo SA Industrial y Constructora y Financiera	50,000	6,563
	Siderar S.A.I.C. Series A	494,314	3,503,785
	Solvay Indupa S.A.I.C.	1,229,322	1,527,337
	Tenaris SA	140,000	3,349,442
*	Transportadora de Gas del Sur SA Series B	364,679	562,290
TOTAL — ARGENTINA			17,257,041

BRAZIL — (9.5%)
COMMON STOCKS — (1.5%)
	Arcelor Brasil SA	1,751,487	46,043,776
*	Avipal SA Avicultura e Agropecua	12,500,000	85,502
	Brasil Telecom Participacoes SA	51,256	1,337,853
	Companhia Siderurgica Nacional SA	931,400	48,053,646
	Eternit SA	829,920	4,242,485
	Industrias Romi SA	82,800	730,588
	Perdigao SA ADR	234,500	8,442,000
*	Plascar Participacoes Industriais SA	11,011,692	584,692
*	Tele Norte Celular Participacoes SA	50,064,513	29,450
	Tele Norte Leste Participacoes SA	51,468	1,939,762
	Telemig Celular Participacoes SA	52,346,436	295,385
	Tim Participacoes SA	98,549,241	551,486
*	Vivo Participacoes SA	56,706	451,641
TOTAL COMMON STOCKS			112,788,266

PREFERRED STOCKS — (8.0%)
	Acesita SA	413,076	15,245,751
	Aracruz Celulose SA Sponsored ADR	89,300	5,373,181
	Bradespar SA	11,404	434,551
	Brasil Telecom Participacoes SA Preferred Shares	1,984	24,716
	Braskem SA Preferred A	1,479,200	12,628,256
	Braskem SA Special Preferred A Sponsored ADR	506,100	8,568,273
	Centrais Electricas de Santa Catarina SA	259,400	5,495,877
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	146,540,000	4,992,735
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	24,400	822,768
	Companhia Brasileira de Petroleo Ipiranga SA	1,040,800	12,949,047
	Companhia de Tecidos Norte de Minas	26,467,500	4,684,513
	Confab Industrial SA	1,954,890	7,123,493
	Distribuidora de Produtos de Petroleo Ipiranga SA	16,000	299,927
	Duratex SA	805,100	22,983,698
	Forjas Taurus SA	591,500	2,952,881
	Gerdau SA	1,222,542	27,518,332
	Gerdau SA Sponsored ADR	1,042,810	23,713,499
	Globex Utilidades SA	34,076	665,200
*	Inepar Industria e Construcoes SA	7,896	115,090
	Investimentos Itau SA	5,926,982	37,116,915
*	Itausa - Investimentos Itau SA	60,597	379,480
	Klabin SA	8,361,300	27,638,863
	Magnesita SA Series A	140,483,000	2,062,270
	Mahle-Metal Leve SA Industria e Comercio	4,000	78,709
	Marcopolo SA	1,454,700	4,770,750
	Metalurgica Gerdau SA	2,366,200	70,086,819
	Refinaria de Petroleo Ipiranga SA	12,600	292,863
	Sadia SA	3,082,282	15,836,608
	Sadia SA ADR	342,300	17,559,990
*	Santista Textil SA	29,600	345,154
	Sao Paulo Alpargatas SA	37,800	3,050,171
	Suzano Papel e Celullose SA	2,299,139	27,766,801
	Suzano Petroquimica SA	1,016,323	2,698,203
*	Tele Norte Celular Participacoes SA	1,390,958	290
	Tele Norte Leste Participacoes SA	7,538	143,226
	Telemar Norte Leste SA	631,500	17,028,475
	Telemig Celular Participacoes SA	1,437,809	3,533
	Tim Participacoes SA	954,627,105	3,498,477
	Ultrapar Participacoes SA	26,800	826,182
	Ultrapar Participacoes SA Sponsored ADR	118,300	3,601,052
	Uniao des Industrias Petroquimicas SA Series B	5,879,158	5,876,098
	Unibanco-Uniao de Bancos Brasileiros SA GDR	201,400	22,619,234
	Unibanco-Uniao de Bancos Brasileiros Units SA	271,000	3,034,466
	Usinas Siderurgicas de Minas Gerais SA Series A	2,120,025	118,085,724
	Vale do Rio Doce Series B	239,144	—
	Vivo Participacoes SA	890	4,346
	Votorantim Celulose e Papel SA	629,975	13,753,853
	Votorantim Celulose e Papel SA Sponsored ADR	1,181,000	25,545,030
	Whirlpool SA	527,534	1,351,102
TOTAL PREFERRED STOCKS			581,646,472

RIGHTS/WARRANTS — (0.0%)
* Telemig Celular Participacoes SA Rights 05/31/07	17,541	7
* Telemig Celular Participacoes SA Rights 06/09/07	638,626	668
TOTAL RIGHTS/WARRANTS		675
TOTAL — BRAZIL		694,435,413

CHILE — (2.7%)
COMMON STOCKS — (2.7%)
Banco de Credito e Inversiones SA Series A	54,733	1,749,457
Banmedica SA	347,000	458,837
CAP SA (Compania de Aceros del Pacifico)	199,310	3,526,604
Cementos Bio-Bio SA	585,008	1,702,934
Compania Cervecerias Unidas SA	143,000	1,006,659
Compania de Consumidores de Gas Santiago SA	124,667	664,132
Compania de Telecomunicaciones de Chile SA Series A	2,486,405	5,913,254
Compania de Telecomunicaciones de Chile SA Series B	372,166	747,023
* Compania SudAmericana de Vapores SA	6,734,135	12,556,036
Compania Telecomunicaciones de Chile SA Sponsored ADR	1,108,700	10,643,520
Corpbanca SA	1,044,617,607	6,250,613
Cristalerias de Chile SA	227,274	2,802,008
CTI SA (Cia Tecno Industrial)	4,900,000	316,971
Distribucion y Servicio D&S SA ADR	11,500	356,960
Empresa Nacional de Electricidad SA	2,694,503	4,198,626
Empresa Nacional de Telecomunicaciones SA	116,880	1,969,126
Empresas CMPC SA	637,352	21,463,338
Empresas Copec SA	947,488	13,826,547
Empresas Iansa SA	24,217,871	2,884,396
Enersis SA	31,903,095	11,866,543
Enersis SA Sponsored ADR	3,867,665	71,087,683
Industrias Forestales SA	2,972,676	950,170
Inversiones Frimetal SA	4,900,000	—
* Madeco Manufacturera de Cobre SA Sponsored ADR	146,100	1,908,066
* Madeco SA	38,949,259	5,009,456
Masisa SA	3,620,083	998,622
Minera Valparaiso SA	7,500	201,199
Parque Arauco SA	2,474,668	3,083,918
Sociedad Quimica y Minera de Chile SA Series A	43,364	734,284
Sociedad Quimica y Minera de Chile SA Series B	481,533	7,933,934
Soquimic Comercial SA	198,000	88,527
Vina de Concha y Toro SA	350,000	712,519
* Vina San Pedro SA	15,462,882	153,305
Watt’s SA	163,489	111,668
TOTAL — CHILE		197,876,935

CZECH REPUBLIC — (0.5%)
COMMON STOCKS — (0.5%)
CEZ A.S.	74,076	3,784,508
# Telefonica 02 Czech Republic A.S.	1,009,839	29,311,786

*	Unipetrol A.S.	170,163	2,221,423
TOTAL — CZECH REPUBLIC			35,317,717

HUNGARY — (2.6%)
COMMON STOCKS — (2.6%)
*	Danubius Hotel & Spa NYRT	138,417	7,241,046
#	Egis Gyogyszergyar NYRT	115,885	13,689,092
*	Fotex NYRT	971,495	4,645,906
*	Linamar Hungary NYRT	100,770	2,025,132
	MOL Hungarian Oil & Gas NYRT	1,107,029	142,455,655
*	Pannonplast RT	110,028	2,681,875
*	RABA Automotive Holding P.L.C.	255,327	2,270,470
*	Synergon Information Systems	134,656	1,019,755
	Tiszai Vegyi Kombinat RT	264,552	11,131,992
	Zwack Unicum RT	387	34,288
TOTAL — HUNGARY			187,195,211

INDIA — (12.4%)
COMMON STOCKS — (12.4%)
	Aarti Industries, Ltd.	177,514	108,130
*	Abhishek Industries, Ltd.	92,524	42,206
	Adani Enterprises, Ltd.	1,094,447	6,375,710
	Aditya Birla Nuvo, Ltd.	150,491	5,226,107
	Adlabs Films, Ltd.	86,755	1,108,462
	Aftek, Ltd.	866,625	1,558,203
*	Agro Tech Foods, Ltd.	136,705	423,303
	Alembic, Ltd.	619,600	982,125
	Alok Industries, Ltd.	736,832	1,061,926
	Ambuja Cements, Ltd.	3,753,732	10,505,759
	Amtek Auto, Ltd.	265,822	2,649,213
	Apollo Hospitals Enterprise, Ltd.	126,465	1,546,037
	Apollo Tyres, Ltd.	175,197	1,555,798
*	Aptech, Ltd.	20,996	160,609
	Arvind Mills, Ltd.	1,330,891	1,506,642
	Ashok Leyland, Ltd.	6,035,668	5,557,209
	Aurobindo Pharma, Ltd.	215,126	3,637,974
	Avaya Globalconnect, Ltd.	21,933	190,909
	Aztecsoft, Ltd.	154,842	345,636
	Bajaj Auto Finance, Ltd.	89,482	866,200
	Bajaj Auto, Ltd.	66,284	3,641,674
	Balaji Telefilms, Ltd.	204,578	1,112,490
	Ballarpur Industries, Ltd.	886,062	2,560,422
	Balmer Lawrie & Co., Ltd.	48,430	498,036
	Balrampur Chini Mills, Ltd.	203,381	372,774
	Bank of Maharashtra, Ltd.	410,000	493,114
	Bank of Rajasthan, Ltd.	351,617	487,335
	BASF India, Ltd.	99,750	652,639
*	Bata India, Ltd.	98,732	416,265
	Bharat Earth Movers, Ltd.	104,405	2,690,149
	Bharati Shipyard, Ltd.	30,210	356,385

*	Bhushan Steel & Strips, Ltd.	146,706	2,387,218
	Biocon, Ltd.	150,567	1,720,841
	Blue Star Infotech, Ltd.	12,900	36,402
	BOC India, Ltd.	300,919	1,054,829
	Bombay Dyeing & Manufacturing Co., Ltd.	63,829	867,973
*	Ceat, Ltd.	136,470	611,806
	Century Enka, Ltd.	133,495	456,198
	Century Textiles & Industries, Ltd.	277,738	4,169,131
	Chambal Fertilizers & Chemicals, Ltd.	2,270,380	1,907,513
	Cholamandalam DBS Finance, Ltd.	347	1,158
	City Union Bank, Ltd.	83,910	411,782
	Clariant Chemicals (India), Ltd.	2,398	18,012
	CMC, Ltd.	3,267	96,547
	Coromandel Fertilisers, Ltd.	136,536	252,206
	Cranes Software International, Ltd.	313,759	883,515
	Cummins India, Ltd.	50,000	376,089
*	Dabur Pharma, Ltd.	55,164	97,081
	Dalmia Cement (Bharat), Ltd.	28,800	228,811
*	DCM Shriram Consolidated, Ltd.	210,988	393,051
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	386,267	829,740
	Dhampur Sugar Mills, Ltd.	91,465	154,836
*	Dish TV India, Ltd.	1,147,399	3,779,451
	D-Link (India), Ltd.	118,369	225,047
	Dr. Reddy’s Laboratories, Ltd.	617,398	9,907,736
	E.I.D. - Parry (India), Ltd.	357,212	1,031,870
	Eicher Motors, Ltd.	12,456	103,170
	EIH, Ltd.	838,287	2,065,734
	Elder Pharmaceuticals, Ltd.	97,715	950,861
	Electrosteel Casings, Ltd.	51,369	494,403
	Elgi Equipments, Ltd.	174,405	216,717
*	Escorts, Ltd.	388,991	1,188,891
*	Essar Steel, Ltd.	2,252,393	2,045,111
	Essel Propack, Ltd.	442,637	755,715
	Eveready Industries (India), Ltd.	351,390	443,415
	Everest Industries, Ltd.	23,275	58,351
	Exide Industries, Ltd.	1,078,610	1,229,889
	FDC, Ltd.	179,858	146,619
	Federal Bank, Ltd.	510,924	3,377,623
	Finolex Cables, Ltd.	537,055	1,145,436
	Finolex Industries, Ltd.	695,629	1,407,002
	Gammon India, Ltd.	111,404	1,064,209
	Garden Silk Mills, Ltd.	52,000	73,268
	Geometric Software Solutions Co., Ltd.	73,022	212,576
	GHCL, Ltd.	30,000	95,671
	GlaxoSmithKline Consumer Healthcare, Ltd.	5,598	75,388
	Godrej Industries, Ltd.	6,000	27,607
*	Goetze (India), Ltd.	9,785	60,761
	Great Eastern Shipping Co., Ltd.	825,643	6,155,497
	Great Offshore, Ltd.	206,410	3,933,418
*	GTL Infrastructure, Ltd.	544,800	565,632
	GTL, Ltd.	697,870	3,367,863
	Gujarat Alkalies & Chemicals, Ltd.	471,803	1,734,873

	Gujarat Fluorochemicals, Ltd.	50,745	784,937
	Gujarat Narmada Valley Fertilizers Co., Ltd.	647,256	1,706,840
	Gujarat State Fertilizers & Chemicals, Ltd.	473,389	2,037,060
	H.E.G., Ltd.	129,459	556,755
	HCL Infosystems, Ltd.	174,000	702,864
	HCL Technologies, Ltd.	349,200	2,962,571
	HDFC Bank, Ltd.	241,906	6,837,912
*	Himachal Futuristic Communications, Ltd.	3,436,502	1,885,397
	Himatsingka Seide, Ltd.	137,216	371,606
	Hinduja TMT, Ltd.	65,909	953,065
	Hindustan Construction Co., Ltd.	1,093,222	2,613,819
*	Hindustan Motors, Ltd.	769,723	624,315
	Hindustan Sanitaryware & Industries, Ltd.	24,608	55,013
	Hotel Leelaventure, Ltd.	1,602,335	2,289,787
*	HTMT Global Solutions, Ltd.	65,909	—
	I.B.P. Co., Ltd.	7,999	101,171
	ICI India, Ltd.	47,767	622,058
	ICICI Bank Sponsored ADR	949,468	45,147,203
	iGate Global Solutions, Ltd.	20,446	172,146
*	India Cements, Ltd.	1,297,654	5,764,043
	India Glycols, Ltd.	115,658	413,531
	Indiabulls Financial Services, Ltd.	6,234	81,721
*	Indiabulls Real Estate, Ltd.	6,234	59,116
	Indian Hotels Co., Ltd.	2,942,890	10,565,963
	Indian Petrochemicals Corp., Ltd.	1,322,534	11,544,957
	Indo Rama Synthetics (India), Ltd.	202,314	248,909
*	Indoco Remedies, Ltd.	500	3,860
*	IndusInd Bank, Ltd.	1,816,067	2,050,790
	Industrial Development Bank of India, Ltd.	3,178,422	7,496,725
	IPCA Laboratories, Ltd.	94,786	1,472,826
*	Ispat Industries, Ltd.	2,195,639	840,674
	IVRCL Infrastructures & Projects, Ltd.	67,260	583,168
	J.B. Chemicals & Pharmaceuticals, Ltd.	377,474	718,618
	Jammu & Kashmir Bank, Ltd.	222,503	3,522,818
	JBF Industries, Ltd.	35,983	112,410
*	Jet Airways (India), Ltd.	244,572	4,655,675
	Jindal Poly Films, Ltd.	21,594	81,179
	Jindal Saw, Ltd.	162,712	2,314,693
	Jindal Stainless, Ltd.	774,612	2,945,580
	Jindal Steel & Power, Ltd.	113,229	8,994,910
	JK Tyre and Industries, Ltd.	119,005	408,176
	JSW Steel, Ltd.	1,091,845	16,362,498
	Jubilant Organosys, Ltd.	138,688	974,212
	Karnataka Bank, Ltd.	256,552	1,079,302
	Karur Vysya Bank, Ltd.	87,485	632,207
	Kesoram Industries, Ltd.	204,223	2,042,803
	Kirloskar Oil Engines, Ltd.	229,180	1,566,142
	Kohinoor Foods, Ltd.	95,364	153,171
	LANXESS ABS, Ltd.	32,052	135,308
	LIC Housing Finance, Ltd.	423,699	1,764,240
	Maharashtra Scooters, Ltd.	13,612	95,224
	Mahindra & Mahindra, Ltd.	556,166	10,425,936

	Maruti Udyog, Ltd.	544,780	10,995,760
	Mastek, Ltd.	83,250	613,922
	Matrix Laboratories, Ltd.	490,684	2,865,905
*	Megasoft, Ltd.	60,998	190,592
	Merck, Ltd.	29,241	307,184
	MIRC Electronics, Ltd.	229,924	103,924
	Mirza International, Ltd.	5,000	4,154
	Monnet Ispat, Ltd.	19,465	131,367
	Monsanto India, Ltd.	1,217	43,225
	Moser Baer (India), Ltd.	581,535	6,188,080
	Mphasis, Ltd.	292,087	2,216,391
	MRF, Ltd.	17,453	1,802,992
*	Mukand, Ltd.	379,410	864,284
	Mukta Arts, Ltd.	30,300	82,512
	Nagarjuna Construction Co., Ltd.	574,251	2,279,148
*	Nagarjuna Fertilizers & Chemicals, Ltd.	2,946,847	1,607,097
*	Nahar Capital & Financial Services, Ltd.	51,549	—
*	Nahar Spinning Mills, Ltd.	51,549	116,796
	Natco Pharma, Ltd.	110,241	393,239
	National Organic Chemical Industries, Ltd.	1,279,177	853,948
	Navneet Publications (India), Ltd.	118,740	179,406
*	Netflier Technologies, Ltd.	39,668	186,399
	NIIT Technologies, Ltd.	126,960	1,889,500
	NIIT, Ltd.	19,941	431,383
	Nirma, Ltd.	280,992	1,363,657
	OCL India, Ltd.	82,078	304,194
	Omax Autos, Ltd.	64,810	147,404
*	Orchid Chemicals & Pharmaceuticals, Ltd.	445,419	2,864,822
	Patni Computer Systems, Ltd.	315,650	4,154,993
*	Pentamedia Graphics, Ltd.	658,344	76,665
	Petronet LNG, Ltd.	1,859,989	2,381,389
	Polaris Software Lab, Ltd.	396,842	1,561,175
	Polyplex Corp., Ltd.	41,389	115,919
	Pricol, Ltd.	49,154	40,424
*	Prism Cements, Ltd.	358,139	293,738
	PSL, Ltd.	62,792	364,337
	PTC India, Ltd.	64,837	102,881
	Punjab Tractors, Ltd.	306,462	2,381,595
	Rain Calcining, Ltd.	752,792	648,924
	Rajasthan Spinning & Weaving Mills, Ltd.	35,562	71,250
	Rallis India, Ltd.	15,926	140,411
*	Rama Newsprint & Papers, Ltd.	21,052	17,286
	Raymond, Ltd.	288,315	2,306,603
	REI Agro, Ltd.	195,681	937,975
	Reliance Capital, Ltd.	339,307	7,997,715
*	Reliance Communications, Ltd.	6,786,159	84,469,072
*	Reliance Energy, Ltd.	508,961	6,771,925
	Reliance Industries, Ltd.	6,886,159	299,507,272
*	Reliance Natural Resources, Ltd.	6,786,159	6,055,385
	Rico Auto Industries, Ltd.	160,452	165,184
	Rolta India, Ltd.	321,636	3,641,660
	Ruchi Soya Industries, Ltd.	188,271	1,860,648

*	Samtel Colour, Ltd.	77,810	32,239
	Sesa Goa, Ltd.	8,700	361,608
*	Shasun Chemicals & Drugs, Ltd.	94,986	272,704
	Shriram Transport Finance Co., Ltd.	105,855	411,561
*	Sical Logistics, Ltd.	3,414	20,047
	SKF India, Ltd.	10,201	114,812
	Sona Koyo Steering Systems, Ltd.	59,284	72,348
	Sonata Software, Ltd.	457,576	616,524
*	South East Asia Marine Engineering Services, Ltd.	28,335	133,336
	South India Bank, Ltd.	219,375	545,248
	Srei Infrastructure Finance, Ltd.	692,456	1,226,891
	SRF, Ltd.	266,306	1,037,534
	Sterlite Industries (India), Ltd. Series A	2,076,364	27,944,912
	Sterlite Optical Technologies, Ltd.	274,890	1,411,702
	Strides Arcolab, Ltd.	126,300	1,035,878
	Subros, Ltd.	14,778	83,934
	Sundram Fastners, Ltd.	38,520	63,821
	Supreme Petrochem, Ltd.	101,631	55,445
*	Swaraj Engines, Ltd.	14,132	57,840
*	Syndicate Bank	1,195,706	2,273,954
	Tata Chemicals, Ltd.	1,092,020	6,911,254
	Tata Investment Corp., Ltd.	57,960	630,528
	Tata Metaliks, Ltd.	26,681	86,460
	Tata Motors, Ltd.	285,012	5,351,892
*	Tata Steel, Ltd.	1,904,649	29,814,763
	Tata Tea, Ltd.	166,270	3,784,320
	Tele Data Informatics, Ltd.	534,517	917,232
	Trent, Ltd.	12,081	212,906
	Tube Investments of India, Ltd.	486,775	946,739
	TVS Motor Co., Ltd.	1,082,101	1,759,518
	Ucal Fuel Systems, Ltd.	24,245	61,511
	Unichem Laboratories, Ltd.	64,206	412,618
	United Phosphorus, Ltd.	176,000	1,228,552
	Usha Martin, Ltd.	203,415	1,246,437
	UTI Bank, Ltd.	1,318,949	18,925,897
*	Uttam Galva Steels, Ltd.	305,386	257,582
	Vardhman Textiles, Ltd.	88,383	436,858
	Varun Shipping Co.	549,032	768,547
	Videocon Industries, Ltd.	35,767	435,340
	Videsh Sanchar Nigam, Ltd.	929,481	10,578,230
*	Videsh Sanchar Nigam, Ltd. ADR	37,900	850,097
*	Welspun India, Ltd.	37,142	64,509
	Welspun-Gujarat Stahl Rohren, Ltd.	787,428	3,483,366
*	Wire & Wireless India, Ltd.	997,738	1,824,456
	Wockhardt, Ltd.	55,639	570,636
	Wyeth, Ltd.	6,540	88,051
	Zee Entertainment Enterprises, Ltd.	1,995,477	15,435,324
*	Zee News, Ltd.	902,155	1,056,458
	Zensar Technologies, Ltd.	68,072	615,747
	Zuari Industries, Ltd.	127,958	536,471
TOTAL COMMON STOCKS			906,276,236

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd. Cumulative Preferred Shares	1,463,759	66,690

RIGHTS/WARRANTS — (0.0%)
*	Trent, Ltd. Rights 06/15/07	2,416	12,495
TOTAL — INDIA			906,355,421

INDONESIA — (3.0%)
COMMON STOCKS — (3.0%)
*	PT Agis Tbk	15,327,500	5,598,457
*	PT Apac Citra Centretex Tbk	774,000	10,068
	PT Apexindo Pratama Tbk	2,914,500	669,604
	PT Asahimas Flat Glass Tbk	5,333,500	1,893,365
	PT Astra Graphia Tbk	18,779,000	1,550,230
	PT Astra International Tbk	8,664,000	16,130,812
*	PT Bakrie & Brothers Tbk	200,594,500	6,815,815
*	PT Bakrieland Development Tbk	92,752,750	3,323,482
	PT Bank Niaga Tbk	58,048,000	5,732,993
*	PT Bank Pan Indonesia Tbk	141,853,326	9,829,217
	PT Berlian Laju Tanker Tbk	54,456,800	12,039,494
*	PT Bhakti Investama Tbk	37,610,500	5,799,836
*	PT Budi Acid Jaya Tbk	6,410,000	181,796
	PT Charoen Pokphand Indonesia Tbk	13,979,000	1,456,909
	PT Ciputra Surya Tbk	17,718,000	2,598,063
	PT Clipan Finance Indonesia Tbk	12,461,000	605,011
*	PT Davomas Adabi Tbk	142,035,000	4,500,292
*	PT Delta Dunia Petronda Tbk	593,500	55,852
*	PT Dynaplast Tbk	3,040,000	309,958
	PT Enseval Putera Megatrading Tbk	11,535,000	1,124,257
*	PT Ever Shine Textile Tbk	19,347,215	212,607
*	PT Great River International Tbk	1,788,000	—
	PT Gudang Garam Tbk	1,677,000	2,114,498
*	PT Hero Supermarket Tbk	220,000	104,679
*	PT Holcim Indonesia Tbk	5,732,500	495,173
	PT Indofood Sukses Makmur Tbk	25,723,500	5,036,375
	PT Indo-Rama Synthetics Tbk	7,901,320	498,314
	PT International Nickel Indonesia Tbk	7,522,000	46,962,506
	PT Jaya Real Property Tbk	25,947,500	4,762,088
*	PT Karwell Indonesia Tbk	1,466,500	34,889
	PT Kawasan Industry Jababeka Tbk	104,408,000	2,668,261
	PT Lautan Luas Tbk	7,721,000	481,913
	PT Lippo Karawaci Tbk	29,935,500	5,223,965
	PT Matahari Putra Prima Tbk	29,674,400	2,554,512
	PT Mayorah Indah Tbk	8,807,572	1,639,216
*	PT Medco Energi International Tbk	31,249,000	12,671,557
	PT Metrodata Electronics Tbk	18,582,000	405,205
	PT Mitra Adiperkasa Tbk	1,156,000	106,237
*	PT Modern Photo Tbk	1,266,500	54,164
*	PT Multipolar Corp.Tbk	7,188,750	104,449

*	PT Panasia Indosyntec Tbk	403,200	18,271
*	PT Panin Insurance Tbk	30,688,500	1,186,310
*	PT Panin Life Tbk	37,823,500	720,479
*	PT Petrosea Tbk	76,000	55,106
*	PT Polychem Indonesia Tbk	9,300,000	265,334
	PT Ramayana Lestari Sentosa Tbk	330,000	28,844
	PT Samudera Indonesia Tbk	415,500	353,352
	PT Selamat Semp Tbk	10,624,000	382,137
	PT Semen Gresik Tbk	7,840,091	38,497,578
*	PT Sinar Mas Agro Resources & Technology Tbk	8,192,900	3,533,721
	PT Summarecon Agung Tbk	3,150,000	557,011
*	PT Sunson Textile Manufacturer Tbk	6,012,000	170,273
*	PT Suparma Tbk	3,995,345	136,150
*	PT Surya Dumai Industri Tbk	5,145,000	209,833
	PT Surya Toto Indonesia Tbk	46,400	36,796
*	PT Suryainti Permata Tbk	4,344,500	485,895
	PT Tempo Scan Pacific Tbk	64,660,000	6,320,835
	PT Tigaraksa Satria Tbk	718,200	20,138
	PT Trias Sentosa Tbk	29,527,200	784,061
	PT Trimegah Sec Tbk	34,298,000	1,131,850
	PT Tunas Ridean Tbk	10,810,000	1,131,084
	PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	769,249
	PT Unggul Indah Cahaya Tbk	371,435	113,088
TOTAL COMMON STOCKS			223,263,514

RIGHTS/WARRANTS — (0.0%)
*	PT Bakrieland Development Tbk Warrants 04/30/10	7,865,025	146,127
*	PT Matahari Putra Prima Tbk Warrants 07/12/10	5,451,425	80,286
TOTAL RIGHTS/WARRANTS			226,413
TOTAL — INDONESIA			223,489,927

ISRAEL — (3.5%)
COMMON STOCKS — (3.5%)
*	Afcon Industries, Ltd.	2,102	18,409
	Albad Massuot Yitzhak, Ltd.	53,055	625,578
*	Alvarion, Ltd.	4,828	40,338
	American Israeli Paper Mills, Ltd.	23,254	1,378,587
	Ashtrom Properties, Ltd.	171,400	205,900
*	Azorim Investment Development & Construction Co., Ltd.	299,403	3,713,897
	Bank Hapoalim B.M.	14,182,489	76,729,595
	Bank Leumi Le-Israel	13,378,631	56,734,088
	Bank of Jerusalem, Ltd.	71,150	111,923
	Baran Group, Ltd.	90,555	1,897,438
	Blue Square Chain Stores Properties & Investments, Ltd.	33,400	491,477
	Clal Industries, Ltd.	773,796	4,825,510
*	Delta-Galil Industries, Ltd.	131,707	913,742
	Dexia Isreal, Ltd.	1,050	109,517
	Discount Investment Corp.	283,611	10,005,968
	Elbit Medical Imaging, Ltd.	168,210	7,511,479
*	Electra (Israel), Ltd.	13,319	2,766,406

*	Electra Consumer Products	63,603	663,790
*	Elron Electronic Industries, Ltd.	274,956	4,241,600
*	Feuchtwanger Investments 1984, Ltd.	10,500	31
*	First International Bank of Israel, Ltd.	752,360	2,066,110
*	First International Bank of Israel, Ltd. Par Value $0.05	294,660	3,920,889
*	Formula Systems (1985), Ltd.	91,685	1,308,117
*	Formula Vision Technologies, Ltd.	342,725	246,452
*	Granite Hacarmel Investments, Ltd.	142,500	337,460
*	GTC Real Estate NV	3,052	50,183
	IDB Development Corp., Ltd. Series A	299,281	12,987,698
	Industrial Building Corp., Ltd.	937,191	2,782,320
	Israel Cold Storage & Supply Co., Ltd.	7,000	69,491
	Israel Corp., Ltd. Series A	3,576	2,662,773
*	Israel Petrochemical Enterprises, Ltd.	238,177	2,695,554
	Israel Salt Industries, Ltd.	158,462	1,238,396
*	Israel Steel Mills, Ltd.	97,000	931
*	J.O.E.L. Jerusalem Oil Exploration, Ltd.	27,096	576,187
*	Kardan Israel, Ltd.	2,237	9,865
*	Knafaim Arkia Holdings, Ltd.	117,857	976,673
*	Koor Industries, Ltd.	149,180	9,332,574
	Leader Holding & Investments, Ltd.	197,439	636,329
*	Liberty Properties, Ltd.	3,457	47,726
	Makhteshim-Agan Industries, Ltd.	227,355	1,650,885
*	Mer Industries, Ltd.	21,439	162,397
	Merhav-Ceramic & Building Materials Center, Ltd.	36,232	65,796
*	Metalink, Ltd.	21,794	123,456
*	Middle East Tube Co., Ltd.	46,200	124,535
*	Miloumor, Ltd.	167,676	743,418
*	Minrav Holdings, Ltd.	2,000	156,681
	Mivtach Shamir Holdings, Ltd.	10,944	251,874
*	Naphtha Israel Petroleum Corp.	407,900	275,977
*	OCIF Investments and Development, Ltd.	14,180	861,016
*	Orckit Communications, Ltd.	109,096	1,189,967
	Packer Plada, Ltd.	4,006	479,790
	Polgat Industries, Ltd. Series A	87,600	49,963
	Property and Building Corp., Ltd.	11,288	2,003,223
*	Retalix, Ltd.	71,662	1,477,300
*	Scailex Corp., Ltd.	423,455	3,943,164
	Shrem Fudim Kelner & Co., Ltd.	101,645	478,758
	Suny Electronic Inc., Ltd.	129,761	461,984
*	Super-Sol, Ltd. Series B	793,301	3,494,273
*	Team Computer & Systems, Ltd.	7,900	291,250
*	The Israel Land Development Co., Ltd.	234,969	2,063,856
*	Tower Semiconductor, Ltd.	578,773	956,494
* #	TTI Team Telecom International, Ltd. ADR	18,170	51,966
	Union Bank of Israel, Ltd.	499,194	2,693,250
	United Mizrahi Bank, Ltd.	1,696,011	13,217,416
	Urdan Industries, Ltd.	526,698	433,912
	Ytong Industries, Ltd.	174,250	186,006
TOTAL — ISRAEL			252,819,608

MALAYSIA — (5.4%)
COMMON STOCKS — (5.4%)
	A&M Realty Berhad	213,550	158,324
	Acoustech Berhad	474,400	132,097
*	Advance Synergy Berhad	2,326,000	194,150
	Advanced Synergy Capital Berhad	153,500	20,077
	Affin Holdings Berhad	9,733,600	6,729,298
	Aluminum Co. of Malaysia Berhad	250,000	94,213
*	AMBD Berhad	2,782,700	196,049
	AmInvestment Group Berhad	994,468	874,669
	AMMB Holdings Berhad	19,012,144	21,831,077
*	Ancom Berhad	413,437	104,727
	Ann Joo Resources Berhad	1,502,000	1,654,542
	APM Automotive Holdings Berhad	1,024,700	710,681
	Apollo Food Holdings Berhad	198,400	162,372
	Asas Dunia Berhad	524,700	160,242
*	Asia Pacific Land Berhad	5,644,300	906,381
	Asiatic Development Berhad	3,326,700	6,501,032
	Ayer Hitam Planting Syndicate Berhad	27,000	32,474
	Bandar Raya Developments Berhad	3,669,100	2,766,614
	Batu Kawan Berhad	2,309,250	6,150,243
*	Berjaya Capital Berhad	614,136	527,212
*	Berjaya Corp. Berhad	15,708,680	1,754,727
*	Berjaya Corp. Berhad ICULS	34,838,582	1,896,465
	Berjaya Land Berhad	4,343,000	1,330,801
	Bernas Padiberas Nasional Berhad	4,704,100	2,797,824
*	Bimb Holdings Berhad	1,544,700	546,199
	Bina Darulaman Berhad	118,000	32,966
	Binaik Equity Berhad	149,800	36,580
*	Bolton Properties Berhad	1,277,400	361,358
	Boustead Holdings Berhad	3,343,400	2,515,892
	Boustead Properties Berhad	343,700	343,373
	Cahya Mata Sarawak Berhad	1,401,400	947,633
	Chemical Co. of Malaysia Berhad	311,000	302,519
	Chin Teck Plantations Berhad	296,600	522,671
	Choo Bee Metal Industries Berhad	339,700	220,514
*	Compugates Holdings Berhad	5,000	1,766
	Cosway Corp. Berhad	854,100	302,446
*	Country Heights Holdings Berhad	174,000	42,174
	Courts Mammoth Berhad	1,582,000	423,046
*	Crest Builder Holdings Berhad	394,000	122,195
	Cycle & Carriage Bintang Berhad	249,800	169,012
*	Damansara Realty Berhad	5,487,800	595,027
*	Datuk Keramik Holdings Berhad	127,000	—
	Dijaya Corp. Berhad	612,100	222,167
*	DNP Holdings Berhad	1,131,800	683,610
	DRB-Hicom Berhad	7,715,700	4,004,742
*	Dunham-Bush (Malaysia) Berhad	128,115	127,910
	E&O Property Development Berhad	94,383	98,707
	Eastern & Oriental Berhad (6468754)	1,863,766	1,652,225
*	Eastern & Oriental Berhad (B19ZLW1)	283,149	237,450
	Eastern Pacific Industrial Corp. Berhad	414,400	257,614

*	ECM Libra Avenue Berhad	5,900,730	1,805,953
*	Ecofirst Consolidated Berhad	1,268,000	54,161
*	Edaran Otomobil Nasional Berhad	1,532,900	1,426,859
	Engtex Group Berhad	438,900	170,130
	EON Capital Berhad	1,374,607	2,729,645
	Esso Malaysia Berhad	905,500	788,834
	Faber Group Berhad	170,300	66,693
	Far East Holdings Berhad	388,800	584,473
	Focal Aims Holdings Berhad	424,000	43,649
*	Fountain View Development Berhad	2,573,200	109,460
	Gamuda Berhad	6,533,900	17,019,655
	General Corp. Berhad	1,681,400	689,883
	Globetronics Technology Berhad	360,000	31,818
	Glomac Berhad	1,544,100	627,285
	Gold IS Berhad	1,598,600	1,173,730
	Golden Hope Plantations Berhad	5,848,950	14,841,196
*	Golden Plus Holdings Berhad	201,000	33,393
*	Gopeng Berhad	273,900	66,784
	Grand United Holdings Berhad	977,700	162,796
*	Gula Perak Berhad	5,469,050	248,975
*	GuocoLand (Malaysia) Berhad	486,000	250,494
	Guthrie Ropel Berhad	191,700	389,213
	Hap Seng Consolidated Berhad	1,499,200	1,457,132
	Highlands and Lowlands Berhad	3,550,100	8,363,366
*	HIL Industries Berhad	373,285	41,926
*	Ho Hup Construction Co. Berhad	175,100	29,808
*	Ho Wah Genting Berhad	369,000	21,260
	Hong Leong Financial Group Berhad	1,249,437	2,282,945
	Hong Leong Industries Berhad	1,225,800	1,840,514
	Hume Industries (Malaysia) Berhad	537,667	711,791
	Hunza Properties Berhad	1,033,300	899,948
	Hwang-DBS (Malaysia) Berhad	908,700	679,859
	IGB Corp. Berhad	11,062,600	9,433,966
	IJM Corp. Berhad	5,964,800	14,414,956
	IJM Plantations Berhad	204,400	129,303
*	Insas Berhad	3,779,000	721,912
	Integrated Logistics Berhad	1,222,800	595,917
	IOI Properties Berhad	13,600	52,084
	Island & Peninsular Berhad	3,771,823	2,576,639
*	Jaks Resources Berhad	3,438,000	622,791
	Jaya Tiasa Holdings Berhad	1,128,700	1,619,549
	Jerneh Asia Berhad	265,700	172,184
*	Johan Holdings Berhad	228,000	15,362
	Johor Land Berhad	247,940	99,397
*	Jotech Holdings Berhad	5,937,000	237,238
	K & N Kenanga Holdings Berhad	2,209,100	663,519
*	Karambunai Corp. Berhad	6,839,800	261,007
	Keck Seng (Malaysia) Berhad	1,642,400	2,308,340
	Kian Joo Can Factory Berhad	3,506,780	1,207,067
*	KIG Glass Industrial Berhad	260,000	2,295
	Kim Hin Industry Berhad	453,800	181,796
	Kim Loong Resources Berhad	232,000	141,315

	KLCC Property Holdings Berhad	5,492,000	6,045,215
*	Knusford Berhad	153,300	89,696
	KPJ Healthcare Berhad	1,570,300	1,636,309
	KrisAssets Holdings Berhad	368,377	314,399
	KSL Holdings Berhad	127,100	95,077
	Kuala Lumpur Kepong Berhad	2,100,050	8,304,444
*	Kub Malaysia Berhad	6,829,000	1,075,606
*	Kuchai Development Berhad	345,600	118,294
	Kulim Malaysia Berhad	2,050,825	4,407,432
*	Kumpulan Europlus Berhad	1,702,900	390,582
	Kumpulan Fima Berhad	585,100	103,406
	Kwantas Corp. Berhad	123,000	180,050
*	Land & General Berhad	14,757,000	1,796,416
	Landmarks Berhad	1,847,200	1,048,104
*	LBS Bina Group Berhad	1,179,400	252,973
	Leader Universal Holdings Berhad	6,643,033	1,344,126
*	Leong Hup Holdings Berhad	1,469,800	484,786
*	Lien Hoe Corp. Berhad	1,997,150	140,549
*	Lion Corp Berhad	1,464,000	370,746
	Lion Diversified Holdings Berhad	2,683,300	6,725,719
	Lion Industries Corp. Berhad	4,734,381	2,482,679
	London Biscuits Berhad	218,100	106,120
	MAA Holdings Berhad	722,700	423,933
	Malayan Cement Berhad	67,500	34,194
*	Malaysia Building Society Berhad	419,000	111,450
	Malaysia Industrial Development Finance Berhad	7,028,400	3,042,295
*	Malaysian Airlines System Berhad	290,300	503,950
	Malaysian Bulk Carriers Berhad	3,126,625	2,941,137
	Malaysian Mosaics Berhad	354,240	169,450
	Malaysian National Reinsurance Berhad	1,150,800	1,537,924
*	Malaysian Plantations Berhad	5,187,100	4,428,053
*	Malaysian Resources Corp. Berhad	6,000,000	3,786,711
*	Marco Holdings Berhad	1,710,000	83,925
	MBM Resources Berhad	487,533	476,319
*	Measat Global Berhad	377,500	272,839
*	Mechmar Corp. (Malaysia) Berhad	868,800	127,494
*	Meda, Inc. Berhad	1,830,100	111,066
	Mega First Corp. Berhad	1,101,700	421,527
	Melewar Industrial Group Berhad	1,294,300	402,214
	Mentakab Rubber Co. (Malaya) Berhad	1,100	982
	Merge Housing Berhad	58,952	10,907
	Metro Kajang Holdings Berhad	535,333	231,934
*	Metroplex Berhad	817,000	—
*	Mieco Chipboard Berhad	873,900	263,196
	MK Land Holdings Berhad	6,748,700	1,855,810
	MMC Corp. Berhad	6,527,400	15,169,098
	MTD ACPI Engineering Berhad	2,287,200	1,177,820
	MTD Infraperdana Berhad	6,121,300	1,878,144
	Muda Holdings Berhad	706,000	70,621
	Muhibbah Engineering Berhad	727,300	1,501,650
*	MUI Properties Berhad	1,314,000	92,349
*	Mulpha International Berhad	11,817,500	6,606,812

*	Multi-Purpose Holdings Berhad	1,974,000	1,376,720
	Mutiara Goodyear Development Berhad	377,900	82,640
	MWE Holdings Berhad	458,000	136,526
	Mycron Steel Berhad	119,750	34,848
	Naluri Berhad	3,491,300	698,066
*	Nam Fatt Berhad	3,200,900	639,223
	Narra Industries Berhad	154,200	40,158
	NCB Holdings Berhad	2,381,700	2,062,282
	Negri Sembilan Oil Palms Berhad	167,600	175,027
	New Straits Times Press (Malaysia) Berhad	1,751,100	1,238,212
*	NV Multi Corp. Berhad	671,800	135,411
	Nylex (Malaysia) Berhad	328,550	133,834
	Oriental Holdings Berhad	2,898,116	4,479,849
	Oriental Interest Berhad	170,000	66,332
	OSK Holdings Berhad	5,309,618	4,490,488
	OSK Property Holdings Berhad	186,678	62,802
	OSK Ventures Interantional Berhad	66,000	45,379
	P.I.E. Industrial Berhad	323,600	329,984
	Pacific & Orient Berhad	267,842	125,380
	Pacificmas Berhad	305,000	303,323
*	Pan Malaysia Cement Works Berhad	1,271,800	80,643
	Panasonic Manufacturing Malaysia Berhad	339,180	943,491
*	Paracorp Berhad	252,000	741
	Paramount Corp. Berhad	203,900	138,484
	PBA Holdings Berhad	1,502,500	570,321
	Pelikan International Corp. Berhad	148,680	217,499
*	Permaju Industries Berhad	1,714,300	336,271
	Petaling Garden Berhad	871,000	638,476
	Petronas Dagangan Berhad	970,900	2,129,243
*	Pilecom Engineering Berhad	105,000	8,496
	PJ Development Holdings Berhad	2,588,800	544,493
	PK Resources Berhad	25,000	6,076
	Pos Malaysia & Services Holdings Berhad	3,433,817	4,187,361
	PPB Group Berhad	6,909,466	14,644,542
	Premium Nutrients Berhad	513,100	34,936
*	Prime Utilities Berhad	46,000	5,871
*	Promet Berhad	140,000	—
*	Protasco Berhad	282,200	81,538
	Proton Holdings Berhad	3,652,500	5,744,090
*	Pulai Springs Berhad	159,800	55,955
*	Ramunia Holdings Berhad	1,277,000	511,917
	Ranhill Berhad	4,323,500	2,161,521
*	RB Land Holdings Berhad	742,900	235,374
	RHB Capital Berhad	11,729,900	16,377,106
*	Salcon Berhad	574,000	127,305
	Sapura Resources Berhad	286,800	33,824
	Sapura Telecommunications Berhad	155,152	72,955
	Sarawak Energy Berhad	4,271,000	2,685,175
	Sarawak Oil Palms Berhad	150,700	160,167
	Scientex Inc. Berhad	632,400	258,677
	Selangor Dredging Berhad	1,112,700	293,920
	Shangri-La Hotels (Malaysia) Berhad	706,000	601,785

	Shell Refining Co. Federation of Malaysia Berhad	82,900	248,911
	SHL Consolidated Berhad	943,700	522,482
*	Silverstone Corp. Berhad	8,690	166
	Sime Darby Berhad	355,980	1,049,262
	Sime Engineering Services Berhad	222,000	155,342
*	Sino Hua-an International	153,000	65,181
*	South East Asia Lumber, Inc. Berhad	228,800	29,603
	Southern Acids (Malaysia) Berhad	44,000	19,473
	Southern Steel Berhad	865,300	428,163
	Store Corp. Berhad	124,630	145,426
	Subur Tiasa Holdings Berhad	438,600	665,641
*	Sumatec Resources Berhad	921,700	236,637
	Sunrise Berhad	2,371,000	2,540,412
	Sunway City Berhad	2,358,700	3,352,789
*	Sunway Holdings, Inc. Berhad	4,443,600	1,542,071
	Suria Capital Holdings Berhad	1,181,600	309,252
	TA Enterprise Berhad	10,119,100	4,620,245
*	Talam Corp. Berhad	5,944,350	445,286
*	Tamco Corp. Holdings Berhad	219,500	44,525
	Tan Chong Motor Holdings Berhad	5,338,300	1,884,704
	Tekala Corp. Berhad	337,700	102,518
	TH Group Berhad	1,825,800	373,706
*	Time Dotcom Berhad	8,911,700	1,892,311
	Tiong Nam Transport Holdings Berhad	171,500	41,168
	Tradewinds (Malaysia) Berhad	844,200	729,403
*	Tradewinds Corp. Berhad	6,902,600	2,846,859
*	Tradewinds Plantation Berhad	763,300	548,129
*	Trengganu Development & Management Berhad	927,100	350,540
	TSR Capital Berhad	157,900	88,119
	UAC Berhad	95,200	133,455
	UEM World Berhad	4,987,400	5,634,030
	UMW Holdings Berhad	2,766,443	9,770,181
	Unico-Desa Plantations Berhad	6,691,348	1,131,632
	Unisem (M) Berhad	4,666,700	2,214,040
	United Malacca Rubber Estates Berhad	450,100	715,364
	United Plantations Berhad	821,200	3,428,597
*	Utama Banking Group Berhad	4,528,000	3,263,968
*	Utusan Melayu (Malaysia) Berhad	449,500	142,600
	VS Industry Berhad	1,156,680	843,518
	Warisan TC Holdings Berhad	109,850	56,211
*	Weida (Malaysia) Berhad	259,700	59,601
	Worldwide Holdings Berhad	877,100	814,061
	WTK Holdings Berhad	904,900	2,317,171
	Yeo Hiap Seng (Malaysia) Berhad	355,320	202,783
	YTL Corp. Berhad	5,483,600	14,373,977
	YTL Power International Berhad	570,294	406,434
	Yu Neh Huat Berhad	2,694,400	2,585,908
	Zelan Berhad	508,500	1,891,848
TOTAL COMMON STOCKS			398,611,324

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1 08/03/13	1,526,067	105,525
*	Malayan United Industries Berhad A2 08/03/13	1,526,067	98,789
TOTAL PREFERRED STOCKS			204,314

RIGHTS/WARRANTS — (0.0%)
*	Mieco Chipboard Berhad Warrants 04/21/09	76,000	7,827
*	Salcon Bergad Warrants 05/23/14	143,500	13,090
*	Sarawak Oil Palms Berhad Warrants 01/19/11	23,250	14,093
TOTAL RIGHTS/WARRANTS			35,010
TOTAL — MALAYSIA			398,850,648

MEXICO — (9.6%)
COMMON STOCKS — (9.6%)
#	Alfa S.A.B. de C.V. Series A	6,037,464	47,503,674
	Cemex S.A.B. de C.V. Sponsored ADR	5,360,767	208,426,621
*	Cintra S.A. de C.V.	85,000	17,412
	Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	31,300	1,258,260
*	Consorcio Hogar S.A. de C.V. Series B	707,031	513,510
#	Controladora Comercial Mexicana S.A. de C.V. Series B	7,880,200	21,425,750
*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	1,671,586	5,178,422
*	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	3,689	2,377
	Corporativo Fragua S.A.B. de C.V. Series B	70	619
*	Dine S.A.B. de C.V.	1,848,267	2,065,199
	El Puerto de Liverpool S.A. de C.V. Series 1	20,000	111,737
	El Puerto de Liverpool S.A.B. de C.V. Series C1	328,600	1,793,003
#	Embotelladora Arca S.A. de C.V., Mexico	458,003	1,661,084
*	Empaques Ponderosa S.A. de C.V. Series B	90,000	7,542
*	Empresas ICA S.A. de C.V. Sponsored ADR	104,376	5,614,385
* #	Empresas ICA S.A.B. de C.V.	3,228,700	14,421,597
#	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	1,464,000	5,834,462
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	685,491	27,309,961
#	Gruma S.A.B. de C.V. Series B	3,347,050	11,749,503
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	739,200	3,762,249
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	31,100	1,582,990
#	Grupo Carso S.A. de C.V. Series A-1	13,173,051	55,687,557
#	Grupo Cementos de Chihuahua S.A. de C.V.	2,821,092	20,095,306
	Grupo Continental S.A. de C.V.	1,444,500	3,228,083
	Grupo Corvi S.A. Series A	284,000	78,804
	Grupo Financiero Inbursa S.A. de C.V. Series O	6,727,615	14,677,408
*	Grupo Gigante S.A. de C.V. Series B	324,076	512,993
	Grupo Herdez S.A.B. de C.V.	319,000	438,126
#	Grupo Industrial Maseca S.A. de C.V. Series B	2,771,700	2,707,308
	Grupo Industrial Saltillo S.A.B. de C.V.	1,246,869	2,089,822
* #	Grupo Iusacell S.A. de C.V.	143,500	2,044,369
*	Grupo Kuo S.A.B. de C.V.	1,848,267	1,523,084
	Grupo Mexico S.A.B. de C.V. Series B	21,343,635	126,557,352
*	Grupo Nutrisa S.A. de C.V.	428	462
	Grupo Posadas S.A. de C.V. Series L	356,000	399,441
*	Grupo Qumma S.A. de C.V. Series B	5,301	89

*	Impulsora del Desarrollo Economico de America Latina S.A. de C.V.	6,727,615	9,991,662
	Industrias Bachoco S.A. Series B	823,600	2,184,866
*	Industrias CH S.A.B. de C.V. Series B	4,574,052	22,083,393
#	Industrias Penoles S.A. de C.V.	1,277,400	14,749,067
*	Jugos de Valle S.A.B. de C.V. Series B	213,600	825,302
#	Organizacion Soriana S.A.B. de C.V. Series B	15,749,100	47,806,756
* #	Promotora y Operadora de Infraestructura S.A. de C.V.	152,065	579,120
*	Sanluis Corporacion S.A. de C.V. Series A	2,400	1,026
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	3,376	2,556
*	Savia S.A. de C.V.	3,457,285	257,538
*	US Commercial Corp. S.A. de C.V.	1,084,039	113,052
	Vitro S.A. de C.V. Sponsored ADR	293,236	2,263,782
#	Vitro S.A.B. de C.V.	3,272,886	8,639,724
TOTAL — MEXICO			699,778,405

PHILIPPINES — (1.2%)
COMMON STOCKS — (1.2%)
	Aboitiz Equity Ventures, Inc.	5,782,000	1,134,435
	Alaska Milk Corp.	7,953,000	880,623
*	Alsons Consolidated Resources, Inc.	16,904,000	309,704
*	Bacnotan Consolidated Industries, Inc.	2,341,818	604,882
*	Belle Corp.	31,340,000	1,093,515
	Cebu Holdings, Inc.	7,763,250	737,873
*	Digital Telecommunications (Philippines), Inc.	116,279,000	3,923,745
	DMCI Holdings, Inc.	4,336,000	880,958
*	Empire East Land Holdings, Inc.	24,860,000	431,319
*	Equitable PCI Bank, Inc.	2,841,900	6,616,043
*	Export & Industry Bank, Inc.	14,950	175
*	Fil-Estate Land, Inc.	7,196,340	146,171
*	Filinvest Development Corp.	6,763,500	871,715
*	Filinvest Land, Inc.	237,350,156	9,777,468
*	Filipina Water Bottling Corp.	5,471,786	—
	First Philippines Holdings Corp.	2,011,100	3,407,740
*	House of Investments, Inc.	700,000	42,210
*	Kuok Philippine Properties, Inc.	4,300,000	37,227
*	Megaworld Properties & Holdings, Inc.	185,031,600	15,966,725
	Metro Bank & Trust Co.	6,088,220	8,685,886
*	Mondragon International Philippines, Inc.	2,464,000	6,655
	Petron Corp.	22,111,000	2,485,322
*	Philippine National Bank	3,619,900	4,231,796
*	Philippine National Construction Corp.	398,900	49,639
*	Philippine Realty & Holdings Corp.	20,930,000	281,340
	Philippine Savings Bank	1,232,313	1,705,707
*	Prime Media Holdings, Inc.	409,000	8,307
*	Prime Orion Philippines, Inc.	14,400,000	191,002
*	RFM Corp.	2,488,200	75,426
	Rizal Commercial Banking Corp.	607,699	409,217
	Robinson’s Land Corp. Series B	13,617,000	5,878,055
	Security Bank Corp.	2,136,110	3,812,161
	Semirara Mining Corp.	161,700	90,997

	SM Development Corp.	26,395,680	2,707,368
*	Solid Group, Inc.	19,668,000	284,833
	Soriano (A.) Corp.	20,195,000	1,672,066
*	Union Bank of the Philippines	717,742	991,481
	Universal Robina Corp.	18,561,345	6,408,667
TOTAL — PHILIPPINES			86,838,453

POLAND — (3.8%)
COMMON STOCKS — (3.8%)
	Agora SA	459,113	7,499,095
*	Amica Wronki SA	174,355	1,754,817
	Bank Millennium SA	6,521,691	30,003,507
	Bank Przemyslowo Handlowy BPH SA	12,150	4,129,771
*	Boryszew SA	232,079	2,460,246
*	Budimex SA	136,359	5,962,156
	Debica SA	110,153	4,596,914
*	Echo Investment SA	97,048	3,740,744
	Elektrobudowa SA	31,748	2,321,795
	Fabryki Mebli Forte SA	68,159	269,201
*	Farmacol SA	2,354	37,887
*	Firma Chemiczna Dwory SA	39,466	2,327,356
*	Grupa Kety SA	72,885	5,690,304
*	Grupa Lotos SA	839,119	14,393,638
*	Huta Ferrum SA	4,233	52,956
*	Impexmetal SA	241,068	34,804,076
	Kredyt Bank SA	305,685	2,593,023
*	Kroscienskie Huty Szkla Krosno SA	55,675	178,721
*	Lentex SA	158,570	4,403,020
*	MNI SA	287,468	577,285
*	Mostostal Export SA	879,352	3,480,018
*	Mostostal Warszawa SA	366,600	5,714,488
*	Mostostal Zabrze Holding SA	350,940	1,585,644
*	Netia Holdings SA	3,274,477	5,177,360
*	Opoczno SA	8,685	176,536
	Orbis SA	668,253	20,093,507
*	Polski Koncern Miesny Duda SA	157,279	734,938
*	Polski Koncern Naftowy Orlen SA	5,302,445	91,914,788
	Prokom Software SA	183,497	9,937,787
	Prosper SA	35,168	314,511
*	Provimi-Rolimpex SA	43,412	394,690
*	Raciborska Fabryka Kotlow SA	1,167,888	6,360,280
*	Stalexport SA	460,000	1,187,053
	Ster-Projekt SA	126,098	318,525
	Sygnity SA	17,076	483,025
TOTAL — POLAND			275,669,662

SOUTH AFRICA — (10.6%)
COMMON STOCKS — (10.6%)
	ABSA Group, Ltd.	2,353,362	44,565,351
*	Advtech, Ltd.	620,958	409,571

	Aeci, Ltd.	1,334,024	16,562,830
	Afgri, Ltd.	1,792,040	1,760,717
*	African Rainbow Minerals, Ltd.	1,296,090	22,217,948
	AG Industries, Ltd.	1,340,058	1,062,799
	Alexander Forbes, Ltd.	1,311,395	3,087,671
	Allied Electronics Corp., Ltd.	415,073	3,001,727
	Amalgamated Appliance Holdings, Ltd.	1,148,822	726,169
	Argent Industrial, Ltd.	834,472	2,477,309
*	AST Group, Ltd.	968,701	142,714
#	Aveng, Ltd.	1,703,690	11,948,281
	AVI, Ltd.	2,387,402	7,415,829
	Barloworld, Ltd.	2,119,859	58,741,261
	Bell Equipment, Ltd.	452,449	2,761,774
	Business Connexion Group	465,381	495,791
	Bytes Technology Group, Ltd.	314,654	691,248
	Capitec Bank Holdings, Ltd.	171,133	917,925
	Caxton & CTP Publishers & Printers, Ltd.	2,063,088	5,295,614
	City Lodge Hotels, Ltd.	21,170	243,617
*	Corpgro, Ltd.	579,166	—
	Datacentrix Holdings, Ltd.	603,757	447,181
	Datatec, Ltd.	1,770,481	10,040,709
*	Delta Electrical Industries, Ltd.	234,340	560,372
	Dimension Data Holdings PLC	3,977,377	4,186,323
	Distell Group, Ltd.	705,989	5,352,756
	Dorbyl, Ltd.	184,041	351,186
*	Durban Roodeport Deep, Ltd.	308,824	264,220
	Ellerine Holdings, Ltd.	1,366,437	15,009,199
*	Enaleni Pharmaceuticals, Ltd.	318,272	183,175
	Enviroserv Holdings, Ltd.	259,484	438,533
	Exxaro Resources, Ltd.	80,503	782,043
	Gold Fields, Ltd.	183,112	3,134,487
	Gold Fields, Ltd. Sponsored ADR	276,100	4,782,052
*	Gold Reef Resorts, Ltd.	344,218	1,526,646
	Grindrod, Ltd.	1,298,695	4,246,590
	Group Five, Ltd.	258,794	2,107,835
*	Harmony Gold Mining Co., Ltd.	3,183,494	47,002,245
*	Harmony Gold Mining Co., Ltd. Sponsored ADR	425,220	6,348,535
	Highveld Steel & Vanadilum Corp., Ltd.	268,788	3,504,737
	Hudaco Industries, Ltd.	158,266	1,809,927
	Iliad Africa, Ltd.	76,658	188,860
	Illovo Sugar, Ltd.	497,655	1,697,230
	Imperial Holdings, Ltd.	349,923	7,436,019
	Investec, Ltd.	1,642,445	21,404,615
*	JCI, Ltd.	4,289,448	—
	JD Group, Ltd.	1,116,746	12,827,054
	Johnic Communications, Ltd.	391,810	5,668,715
*	Kap International Holdings, Ltd.	968,903	556,612
	Lewis Group, Ltd.	774,081	7,163,909
	Liberty Group, Ltd.	1,566,347	20,206,924
*	M Cubed Holdings, Ltd.	1,850,526	52,050
	Medi-Clinic Corp., Ltd.	1,277,088	4,713,102
*	Merafe Resources, Ltd.	13,982,084	3,605,899

	Metair Investments, Ltd.	922,603	2,007,194
*	Metorex, Ltd.	610,501	2,051,314
	Metropolitan Holdings, Ltd.	7,756,480	17,695,359
	Mittal Steel South Africa, Ltd.	2,658,860	47,191,108
	Murray & Roberts Holdings, Ltd.	1,479,104	14,007,706
	Mustek, Ltd.	482,271	654,400
	Mvelaphanda Group, Ltd.	3,564,018	5,574,924
	Nampak, Ltd.	4,573,244	13,729,524
	Nedbank Group, Ltd.	2,065,065	42,883,682
	New Clicks Holdings, Ltd.	2,981,064	6,688,797
	New Corpcapital, Ltd.	579,166	10,575
#	Northam Platinum, Ltd.	830,061	6,466,196
	Nu-World Holdings, Ltd.	158,299	810,969
	Oceana Group, Ltd.	482,566	1,470,528
	Omnia Holdings, Ltd.	387,795	4,115,605
*	Palabora Mining Co., Ltd.	69,265	752,660
*	Peregrine Holdings, Ltd.	665,741	1,682,711
	PSG Group, Ltd.	467,336	1,959,930
	Rainbow Chicken, Ltd.	2,342,148	5,456,542
*	Randgold & Exploration Co., Ltd.	256,811	—
	Redefine Income Fund, Ltd.	83,325	88,874
	Sanlam, Ltd.	26,607,057	85,874,548
	Sappi, Ltd.	1,311,653	24,474,323
	Sappi, Ltd. Sponsored ADR	476,000	8,910,720
	Sasol, Ltd. Sponsored ADR	499,020	18,149,357
	Spur Corp., Ltd.	153,378	262,495
#	Steinhoff International Holdings, Ltd.	8,423,118	27,868,019
	Sun International, Ltd.	190,655	3,987,385
	Super Group, Ltd.	1,473,845	3,167,436
	Telkom South Africa, Ltd.	1,022,486	24,596,600
	Telkom South Africa, Ltd. Sponsored ADR	2,900	280,024
*	Tiger Automotive, Ltd.	467,278	889,372
	Tiger Wheels, Ltd.	575,610	808,473
	Tongaat-Hulett Group, Ltd.	757,380	15,420,466
	Trans Hex Group, Ltd.	433,989	888,969
	Trencor, Ltd.	1,016,093	5,033,255
	UCS Group, Ltd.	1,309,466	898,480
	Value Group, Ltd.	874,662	321,483
TOTAL — SOUTH AFRICA			779,255,889

SOUTH KOREA — (12.7%)
COMMON STOCKS — (12.7%)
#	Aekyung Petrochemical Co., Ltd.	19,060	633,258
*	Anam Electronics Co., Ltd.	24,280	175,306
	Asia Cement Manufacturing Co., Ltd.	10,728	959,653
	Asia Paper Manufacturing Co., Ltd.	34,410	636,334
#	AUK Corp.	40,090	177,543
	Baiksan Co., Ltd.	41,550	71,571
*#	BNG Steel Co., Ltd	30,250	703,208
	Bohae Brewery Co., Ltd.	8,830	264,587
#	Bong Shin Co., Ltd.	37,790	104,384

	Boo Kook Securities Co., Ltd.	27,705	765,024
#	Boryung Pharmaceutical Co., Ltd.	10,572	499,496
	BYC Co., Ltd.	810	209,787
	Byuck San Corp.	10,472	289,248
#	Byuck San Engineering and Construction Co., Ltd.	87,860	889,712
	Cambridge Members Co., Ltd.	8,070	244,586
*#	Capro Corp.	121,830	522,364
	Cheil Industrial, Inc.	95,804	4,098,997
*	Cho Kwang Leather Co., Ltd.	13,660	137,751
	Cho Kwang Paint Co., Ltd.	24,260	86,054
	Choil Aluminum Manufacturing Co., Ltd.	13,190	173,359
	Chon Bang Co., Ltd.	2,520	116,142
	Chosun Refractories Co., Ltd.	8,170	845,447
	Chungho Comnet Co., Ltd.	17,450	519,721
#	CJ Corp.	1,367	145,892
*	CKD Bio Corp.	9,469	59,109
*#	Comtec Systems Co., Ltd.	75,460	97,846
*	Cosmochemical Co., Ltd.	47,640	387,161
#	Crown Confectionery Co., Ltd.	1,670	178,906
*#	D.I Corp.	101,890	279,779
	Dae Chang Industrial Co.	25,740	224,759
	Dae Dong Industrial Co., Ltd.	17,320	334,207
#	Dae Hyun Co., Ltd.	192,600	234,675
*#	Dae Sang Corp.	110,202	1,533,958
#	Dae Won Kang Up Co., Ltd.	21,320	441,753
*#	Dae Young Packaging Co., Ltd.	388,976	256,812
*#	Dae Yu Co., Ltd.	64,160	186,473
#	Daeduck Electronics Co., Ltd.	157,570	1,130,287
#	Daeduck Industries Co., Ltd.	54,840	588,854
	Daegu Bank Co., Ltd.	135,722	2,218,944
#	Daehan Fire & Marine Insurance Co., Ltd.	63,050	211,745
#	Daehan Flour Mills Co., Ltd.	5,955	1,425,679
*#	Daehan Pulp Co., Ltd.	15,051	102,179
	Daehan Synthetic Fiber Co., Ltd.	5,193	870,505
	Daekyo Co., Ltd.	24,460	2,121,588
*	Daekyung Machinery & Engineering Co., Ltd.	11,150	443,089
	Daelim Industrial Co., Ltd.	121,350	18,331,213
	Daelim Trading Co., Ltd.	42,312	245,411
#	Daesang Farmsco	42,230	104,848
	Daesang Holdings Co., Ltd.	33,096	166,931
#	Daesung Industrial Co., Ltd.	16,340	2,872,418
*	Daewon Cable Co., Ltd.	13,570	149,749
#	Daewon Pharmaceutical Co., Ltd.	19,590	295,294
*	Daewoo Electronic Components Co., Ltd.	18,176	139,086
#	Daewoo Motor Sales Corp.	93,860	3,951,008
	Daewoong Co., Ltd.	14,890	488,214
	Dahaam E-Tec Co., Ltd.	5,985	213,945
#	Daishin Securities Co., Ltd.	201,051	5,823,854
#	Daiyang Metal Co., Ltd.	117,990	1,170,655
#	Daou Technology, Inc.	172,380	2,141,824
#	DC Chemical Co., Ltd.	55,150	7,892,523
	Digital Power Communications Co., Ltd.	113,840	192,212

	Dong Ah Tire Industrial Co., Ltd.	51,594	416,237
*	Dong Hai Pulp Co., Ltd.	14,310	36,785
	Dong IL Rubber Belt Co., Ltd.	37,288	145,770
#	Dong Wha Pharmaceutical Industries Co.	20,947	1,267,603
*#	Dong Won Co., Ltd.	14,220	209,224
#	Dongbang Agro Co., Ltd.	53,610	340,552
	Dongbang Transport Logistics Co., Ltd.	10,350	330,715
#	Dongbu Corp.	73,520	1,487,128
#	Dongbu HiTek Co., Ltd.	98,305	1,844,874
#	Dongbu Securities Co., Ltd.	48,370	890,911
#	Dongbu Steel Co., Ltd.	92,198	1,294,569
	Dong-Il Corp.	6,072	607,671
	Dongkook Industrial Co., Ltd.	16,200	23,749
	Dongkuk Steel Mill Co., Ltd.	176,412	6,241,447
#	Dongsu Industrial Co., Ltd.	27,140	491,999
	Dongsung Chemical Co., Ltd.	9,530	152,562
	Dongsung Pharmaceutical Co., Ltd.	18,510	220,283
	Dongwon F&B Co., Ltd.	8,706	658,061
	Dongwon Industries Co., Ltd.	7,116	503,695
	Dongyang Engineering & Construction Corp.	6,597	348,550
	Dongyang Express Bus Corp.	3,729	112,558
#	Dongyang Mechatronics Corp.	125,000	918,830
*#	Doosan Corp.	47,020	6,745,495
	Doosan Heavy Industries & Construction Co., Ltd.	136,000	14,005,042
*	DPI Co., Ltd.	15,159	237,037
	Duck Yang Industry Co., Ltd.	4,000	43,721
#	Ducsung Co., Ltd.	45,260	187,122
*#	Eagon Industrial Co., Ltd.	17,070	602,060
*	En Paper Manufacturing Co., Ltd.	46,660	193,701
	Enex Co., Ltd.	5,960	68,252
#	e-Starco Co., Ltd.	170,050	201,796
#	F&F Co., Ltd.	62,660	290,905
	Feelux Co., Ltd.	95,500	169,401
*#	First Fire & Marine Insurance Co., Ltd.	92,930	675,967
#	Fursys, Inc.	24,120	711,249
#	Gaon Cable Co., Ltd.	12,730	619,934
	Global & Yuasa Battery Co., Ltd.	44,940	431,209
	Green Cross Corp.	10,540	903,740
	GS Holdings Corp.	285,000	14,587,396
	H.S. Industries Co., Ltd.	5,690	60,203
#	Hae In Co., Ltd.	55,050	320,430
#	Halla Engineering & Construction Corp.	38,260	1,318,926
	Han All Pharmaceutical Co., Ltd.	79,410	185,668
#	Han Kuk Carbon Co., Ltd.	25,070	319,265
	Han Wha Corp.	146,740	8,666,794
#	Han Yang Securities Co., Ltd.	41,750	799,540
	Hana Financial Group, Inc.	88,972	4,513,226
	Handok Pharmaceuticals Co., Ltd.	18,150	411,884
#	Handsome Corp.	114,000	1,934,568
#	Hanil Cement Manufacturing Co., Ltd.	25,603	2,791,797
#	Hanil Construction Co., Ltd.	27,480	715,920
#	Hanil E-Wha Co., Ltd.	135,210	501,722

	Hanil Iron & Steel Co., Ltd.	1,815	59,236
#	Hanjin Heavy Industry Co., Ltd.	165,520	10,195,478
	Hanjin Shipping Co., Ltd.	250,060	11,306,976
#	Hanjin Transportation Co., Ltd.	38,000	2,176,645
	Hankook Cosmetics Co., Ltd.	110,860	392,560
	Hankook Shell Oil Co., Ltd.	1,880	143,839
#	Hankook Tire Manufacturing Co., Ltd.	335,120	5,403,391
#	Hankuk Electric Glass Co., Ltd.	23,010	650,050
	Hankuk Glass Industries, Inc.	29,050	1,388,715
#	Hankuk Paper Manufacturing Co., Ltd.	14,500	496,743
*#	Hanmi Capital Co., Ltd.	53,950	553,773
	Hansae Co., Ltd.	43,890	187,263
#	Hanshin Construction Co., Ltd.	19,880	576,274
	Hansol Chemical Co., Ltd.	35,837	381,917
*#	Hansol Paper Co., Ltd.	158,874	3,026,153
#	Hanssem Co., Ltd.	49,690	412,744
*#	Hansung Enterprise Co., Ltd.	9,410	63,517
	Hanwha Chemical Corp.	267,600	5,638,532
*#	Hanwha Non-Life Insurance Co., Ltd.	57,969	524,227
#	Hanwha Securities Co., Ltd.	122,490	1,863,140
	Hanwha Timeworld Co., Ltd.	9,000	188,994
	Heung-A Shipping Co., Ltd.	63,680	266,194
	Histeel Co., Ltd.	1,188	28,516
*	Hi-Tron Systems, Inc.	11,660	53,503
	Honam Petrochemical Corp.	60,759	6,577,407
#	Hotel Shilla, Ltd.	187,880	3,415,556
*	HS R&A Co., Ltd.	12,680	212,238
#	Huchems Fine Chemical Corp.	69,410	1,099,205
*#	Huneed Technologies	9,003	99,677
*	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	122,533	877,904
	Husteel Co., Ltd.	22,160	632,636
#	Hwa Sung Industrial Co.	44,200	982,026
*	Hwacheon Machine Tool Co., Ltd.	2,050	121,560
	Hwacheon Machinery Works Co., Ltd.	4,490	86,536
	Hwashin Co., Ltd.	59,700	219,724
#	Hyosung T & C Co., Ltd.	124,047	7,457,390
*	Hyundae Metal Co., Ltd.	33,010	73,911
	Hyundai Cement Co., Ltd.	17,245	911,931
#	Hyundai Department Store H & S Co., Ltd.	15,752	2,097,217
	Hyundai DSF Co., Ltd.	27,180	388,047
#	Hyundai Elevator Co., Ltd.	10,770	1,345,750
#	Hyundai Hysco	270,550	3,367,550
#	Hyundai Merchant Marine Co., Ltd.	238,271	12,177,680
#	Hyundai Motor Co., Ltd.	764,050	54,131,374
	Hyundai Pharmaceutical Ind. Co., Ltd.	10,470	375,644
#	Hyundai Securities Co., Ltd.	532,870	10,652,109
	Hyundai Steel Co.	238,900	14,312,489
#	Il Dong Pharmaceutical Co., Ltd.	20,084	950,770
	Il Sung Construction Co., Ltd.	7,660	151,516
#	Iljin Diamond Co., Ltd.	11,368	192,374
*	Iljin Display Co., Ltd.	14,591	204,789
#	Iljin Electric, Ltd.	136,910	768,332

	Ilshin Spinning Co., Ltd.	5,070	349,622
#	Ilsung Pharmaceutical Co., Ltd.	9,060	1,307,185
	InziControls Co., Ltd.	27,640	236,688
#	ISU Chemical Co., Ltd.	19,790	258,229
#	Isupetasys Co., Ltd.	116,640	213,130
#	Jahwa Electronics Co., Ltd.	69,130	514,309
#	Jeil Mutual Savings Bank	40,900	393,961
	Jeil Pharmaceutical Co.	29,220	262,360
#	Jeonbuk Bank, Ltd.	164,370	1,576,341
*#	Jindo Corp.	59,460	230,159
*	Jinro, Ltd.	57	19,740
#	Joongang Construction Co., Ltd.	20,550	422,980
#	K.C. Tech Co., Ltd.	79,845	430,641
	KCC Corp.	29,050	13,428,047
*	KCTC	6,030	207,025
#	Keang Nam Enterprises Co., Ltd.	49,632	2,269,818
*	KEC Corp.	116,249	131,507
*	KEC Holdings Co., Ltd.	38,749	69,643
*	Kedcom Co., Ltd.	273,360	222,203
#	Keyang Electric Machinery Co., Ltd.	187,450	537,793
#	KG Chemical Corp.	36,983	392,312
*#	Kia Motors Corp.	931,590	12,005,345
#	KISWIRE, Ltd.	38,524	1,657,273
	Kodenshi Korea Corp.	64,590	303,080
	Kolon Chemical Co., Ltd.	2,493	60,741
*#	Kolon Industries, Inc.	58,649	1,782,208
*	Korea Automotive Systems Co., Ltd.	10,160	290,811
	Korea Cast Iron Pipe Co., Ltd.	44,688	279,265
*#	Korea Circuit Co.	57,220	247,342
#	Korea Cottrell Co., Ltd.	54,010	610,526
*#	Korea Data Systems Co., Ltd.	64,021	67,483
#	Korea Development Co., Ltd.	40,490	1,290,569
#	Korea Development Leasing Corp.	6,348	485,848
#	Korea Electric Terminal Co., Ltd.	42,160	1,245,845
	Korea Exchange Bank	482,380	7,543,955
	Korea Export Packing Industries Co., Ltd.	5,420	82,105
	Korea Fine Chemical Co., Ltd.	5,310	380,519
#	Korea Flange Co., Ltd.	18,630	290,348
#	Korea Investment Holdings Co., Ltd.	167,096	11,645,215
#	Korea Iron & Steel Co., Ltd.	38,530	2,864,807
*	Korea Kolmar Co., Ltd.	20,300	95,345
#	Korea Komho Petrochemical Co., Ltd.	90,220	5,033,350
#	Korea Line Corp.	29,680	2,596,169
#	Korea Mutual Savings Bank	18,280	541,099
#	Korea Petrochemical Industry Co., Ltd.	17,160	942,256
#	Korea Polyol Co., Ltd.	8,796	582,343
#	Korea Zinc Co., Ltd.	52,610	8,421,747
	Korean Air Co., Ltd.	205,694	12,199,849
#	Korean Air Terminal Service Co., Ltd.	10,970	874,445
#	Korean French Banking Corp.	249,570	421,028
*#	KP Chemical Corp.	304,576	2,803,191
*	KP Co., Ltd.	299,540	109,772

#	KPC Holdings Corp.	7,249	437,514
	KT Freetel, Ltd.	458,000	13,837,208
*#	KTB Network, Ltd.	163,610	1,400,171
#	Kukdo Chemical Co., Ltd.	15,960	507,865
*	Kukdong Corp.	32,500	150,801
	Kukje Pharm Ind. Co., Ltd.	30,180	165,717
	Kumho Electronics Co., Ltd.	3,930	168,629
#	Kumho Industrial Co., Ltd.	110,830	5,063,263
#	Kumho Tire Co., Inc.	216,000	3,087,267
	Kumkang Industrial Co., Ltd.	11,170	179,611
	Kunsul Chemical Industrial Co., Ltd.	22,480	588,191
#	Kwang Dong Pharmaceutical Co., Ltd.	243,890	1,012,391
*#	Kwang Myung Electric Engineering Co., Ltd.	210,820	306,968
#	Kyeryong Construction Industrial Co., Ltd.	26,510	1,268,200
#	Kyobo Securities Co., Ltd.	118,040	1,991,165
	Kyung Dong Navien Co., Ltd.	3,450	98,716
*	Kyungbang Co., Ltd.	1,856	306,842
	Lee Ku Industrial Co., Ltd.	42,420	133,364
#	LG Chemical, Ltd.	209,670	15,484,614
	LG Corp.	411,360	19,759,511
	LG Dacom Corp.	63,060	1,529,902
#	LG Electronics, Inc.	466,520	35,253,861
	LG Fashion Corp.	50,470	1,565,012
	LG International Corp.	138,303	4,981,061
	LG Petrochemical Co., Ltd.	118,910	5,267,684
*#	LG Phillips LCD Co., Ltd.	444,000	18,441,092
	Lotte Chilsung Beverage Co., Ltd.	1,420	1,707,020
	Lotte Confectionary Co., Ltd.	3,625	4,728,032
#	Lotte Sam Kang Co., Ltd.	4,440	987,560
#	LS Cable, Ltd.	96,200	6,805,080
*	Maniker Co., Ltd.	247,030	319,700
#	Meritz Fire Marine Insurance Co., Ltd.	168,100	1,691,628
#	Meritz Securities Co., Ltd.	114,250	1,280,267
	Mi Chang Oil Industrial Co., Ltd.	3,650	103,035
	MonAmi Co., Ltd.	9,490	160,466
#	Moorim Paper Co., Ltd.	57,710	610,124
	Motonic Corp.	640	55,036
#	Namhae Chemical Corp.	163,880	784,811
*	Namkwang Engineering & Construction Co., Ltd.	24,660	382,454
*	Namsun Aluminum Co., Ltd.	14,470	70,019
	Namyang Dairy Products Co., Ltd.	1,985	1,949,544
*#	Nasan Co., Ltd.	16,090	333,763
	Nexen Corp.	5,680	205,972
	Nexen Tire Corp.	4,820	195,020
	NH Investment & Securities Co., Ltd.	54,071	711,013
	Nong Shim Holdings Co., Ltd.	7,060	664,479
	Noroo Paint Co., Ltd.	37,899	198,388
#	Ottogi Corp.	10,309	1,401,921
#	Pacific Pharmaceutical Co., Ltd.	3,840	177,041
#	Pang Rim Co., Ltd.	15,040	381,032
*	Pantech & Curitel Communications, Inc.	85,030	—
*	Pantech Co., Ltd.	207,480	—

	PaperCorea, Inc.	19,552	160,621
#	Pohang Coated Steel Co., Ltd.	15,650	460,728
#	Poong Lim Industrial Co., Ltd.	74,350	805,648
#	Poong San Corp.	123,590	4,094,396
	POSCO	420	201,115
	POSCO ADR	1,060,011	126,459,312
#	Pulmuone Co., Ltd.	15,710	768,482
#	Pum Yang Construction Co., Ltd.	21,917	474,427
	Pusan Bank	431,650	6,566,572
#	Pusan City Gas Co., Ltd.	37,100	1,080,124
*#	Pyung Hwa Holdings Co., Ltd.	42,576	204,917
#	Pyung Hwa Industrial Co., Ltd.	42,488	224,418
*	Rocket Electric Co., Ltd.	432	10,658
#	S&T Corp.	33,743	1,526,837
#	S&T Dynamics Co., Ltd.	138,204	1,893,926
*#	Saehan Industries, Inc.	162,470	1,551,410
*#	Saehan Media Corp.	116,770	301,518
*	Sajo Industries Co., Ltd.	22,720	287,386
	Sam Kwang Glass Industrial Co., Ltd.	15,850	504,112
	Sam Whan Camus Co., Ltd.	9,400	129,838
	Sam Yung Trading Co., Ltd.	13,840	72,845
#	Sambu Construction Co., Ltd.	23,868	1,487,673
*	Samho International Co., Ltd.	12,120	289,553
	Samhwa Crown and Closure Co., Ltd.	3,100	80,760
*	Samhwa Electric Co., Ltd.	18,410	76,454
	Samhwa Paints Industrial Co., Ltd.	48,610	191,833
*	Samick Musical Instruments Co., Ltd.	621,710	646,870
	Samsung Climate Control Co., Ltd.	11,990	152,182
	Samsung Corp.	632,820	33,129,361
#	Samsung Electro-Mechanics Co., Ltd.	99,520	4,600,207
#	Samsung Fine Chemicals Co., Ltd.	89,080	3,376,569
#	Samsung SDI Co., Ltd.	166,550	9,791,724
#	Samsung Securities Co., Ltd.	116,860	8,070,394
#	Samwhan Corp.	40,500	1,565,330
#	Samyang Corp.	29,585	2,230,609
#	Samyang Genex Co., Ltd.	9,472	944,855
	Samyang Tongsang Co., Ltd.	8,060	300,404
*	Samyoung Chemical Co., Ltd.	2,820	31,640
#	Samyoung Electronics Co., Ltd.	56,300	544,692
*	SAVEZONE I&C Corp.	166,200	524,958
*	SC Engineering Co., Ltd.	34,640	261,426
#	Seah Besteel Corp.	31,400	738,513
#	Seah Holdings Corp.	10,789	1,755,944
#	Seah Steel Corp.	14,125	1,021,946
*#	Sean Co., Ltd.	9,110	22,746
	Sebang Co., Ltd.	80,550	1,231,820
	Sejong Industrial Co., Ltd.	101,600	663,958
	Sempio Foods Co.	16,170	411,840
#	Seondo Electric Co., Ltd.	35,800	90,139
	Seoul Securities Co., Ltd.	1,152,348	1,436,497
*#	Sewoo Global Co., Ltd.	156,320	218,077
*	SGWICUS Corp.	20,530	88,372

*	SH Chemical Co., Ltd.	44,940	384,214
#	Shin Heung Securities Co., Ltd.	39,843	570,891
*	Shin Poong Paper Manufacturing Co., Ltd.	14,470	241,226
#	Shin Young Securities Co., Ltd.	26,040	1,478,715
	Shin Young Wacoal, Inc.	273	43,428
	Shinhan Financial Group Co., Ltd.	91,506	5,643,158
	Shinpoong Pharmaceutical Co., Ltd.	13,200	394,619
	Shinsegae Engineering & Construction Co., Ltd.	3,980	199,370
	Shinsung Engineering & Construction Co., Ltd.	38,300	479,639
#	Shinsung Engineering Co., Ltd.	108,470	401,540
*	Shinsung Tongsang Co., Ltd.	34,250	208,753
*	Silla Trading Co., Ltd.	18,890	158,563
#	Sindo Ricoh Co., Ltd.	27,650	1,774,795
#	SJM Co., Ltd.	60,580	374,811
#	SK Chemicals Co., Ltd.	40,060	3,023,716
	SK Corp., Ltd.	447,463	50,613,421
	SK Gas Co., Ltd.	24,760	2,110,879
#	SKC Co., Ltd.	74,250	1,985,798
	SL Corp.	33,210	287,091
	Songwon Industrial Co., Ltd.	45,480	250,643
#	Soosan Heavy Industries Co., Ltd.	233,050	618,485
*#	Ssangyong Cement Industry Co., Ltd.	244,156	3,739,720
*#	Ssangyong Motor Co.	390,550	3,418,936
#	Suheung Capsule Co., Ltd.	52,170	422,304
	Sung Bo Chemicals Co., Ltd.	4,130	217,490
#	Sung Chang Enterprise Co., Ltd.	20,760	630,395
*#	Sung Shin Cement Co., Ltd.	60,720	1,275,818
	Sungjee Construction Co., Ltd.	28,480	699,173
*#	Sungwon Corp.	69,880	1,406,231
	Sunjin Co., Ltd.	7,650	322,956
#	Sunkyong Securities Co., Ltd.	384,280	725,205
*	SY Co., Ltd.	71,600	117,925
#	Tae Kwang Industrial Co., Ltd.	2,881	2,894,433
	Tae Kyung Industrial Co., Ltd.	92,200	319,143
#	Taegu Department Store Co., Ltd.	52,221	1,019,369
#	Taeyoung Engineering & Contruction	242,600	2,694,692
#	Tai Han Electric Wire Co., Ltd.	146,747	5,460,693
	Tai Lim Packaging Industries Co., Ltd.	13,420	165,971
*	Taihan Textile Co., Ltd.	836	64,541
#	Telcoware Co., Ltd.	36,000	509,850
*	The Will-Bes & Co., Ltd.	44,310	191,127
*	Tong Kook Corp.	607	1,022
*	Tong Yang Major Corp.	24,960	236,039
	Tong Yang Moolsan Co., Ltd.	12,890	124,179
*#	TRYBRANDS, Inc.	75,800	515,858
#	TS Corp.	11,001	554,362
	Unid Co., Ltd.	32,400	1,169,679
*	Unimo Technology Co., Ltd.	46,890	103,639
#	Union Steel Manufacturing Co., Ltd.	29,697	1,012,458
	Wiscom Co., Ltd.	32,980	156,449
#	Woori Investment & Securities Co., Ltd.	454,770	12,637,595
	WooSung Feed Co., Ltd.	101,890	218,427

	YESCO Co., Ltd.	16,050	649,088
#	Yoosung Enterprise Co., Ltd.	106,520	546,664
#	Youlchon Chemical Co., Ltd.	82,970	1,055,652
*	Young Poong Mining & Construction Corp.	18,030	1,069
	Youngbo Chemical Co., Ltd.	33,000	85,600
	Youngone Corp.	178,660	1,159,830
#	Youngpoong Corp.	4,220	2,322,515
#	Yuhwa Securities Co., Ltd.	26,020	608,586
*#	Yuyang Telecom Co., Ltd.	11,200	153,425
*	Zinus, Inc.	9,330	7,542
TOTAL COMMON STOCKS			927,130,020

RIGHTS/WARRANTS — (0.0%)
*	Lee Ku Industrial Co., Ltd. Rights 06/20/07	10,180	11,247
TOTAL — SOUTH KOREA			927,141,267

TAIWAN — (10.7%)
COMMON STOCKS — (10.7%)
*	A.G.V. Products Corp.	2,006,000	520,525
*	Abocom Systems, Inc.	442,000	322,146
	Acbel Polytech, Inc.	2,524,040	1,249,244
*	Accton Technology Corp.	1,621,000	863,543
	Allis Electric Co., Ltd.	749,320	180,873
	Ampoc Far East Co., Ltd.	706,020	408,095
*	Amtran Technology Co., Ltd.	1,669,385	1,746,685
*	Apex Science & Engineering Corp.	496,000	110,191
*	Arima Computer Corp.	5,278,000	1,165,872
	Asia Cement Corp.	11,199,042	12,503,999
	Asia Chemical Corp.	1,582,000	793,771
	Asia Polymer Corp.	1,445,489	651,809
*	Asia Vital Components Co., Ltd.	1,133,322	1,005,008
	AU Optronics Corp.	3,711,428	5,744,664
	Aurora Corp.	537,650	307,578
	Aurora Systems Corp.	281,000	118,684
	Avision, Inc.	1,108,406	730,004
	Bank of Kaohsiung Co., Ltd.	3,185,622	1,607,897
*	Behavior Tech Computer Corp.	1,580,791	784,277
*	Benq Corp.	18,261,000	6,700,011
	Bes Engineering Corp.	9,087,089	1,883,713
*	Biostar Microtech International Corp.	449,280	337,554
	C Sun Manufacturing, Ltd.	173,892	122,175
*	Carnival Industrial Corp.	2,092,000	529,971
	Cathay Chemical Works, Inc.	857,000	429,271
*	Cathay Real Estate Development Co., Ltd.	4,872,421	2,786,016
	Central Reinsurance Co., Ltd.	1,402,614	590,480
	Chain Qui Development Co., Ltd.	260,000	227,699
*	Champion Building Materials Co., Ltd.	1,195,000	662,872
*	Chang Hwa Commercial Bank	32,138,459	18,290,793
*	Chang-Ho Fibre Corp.	192,000	74,373
*	Charoen Pokphand Enterprises Co., Ltd.	787,000	324,014

	Cheng Loong Corp.	7,053,480	2,770,959
	Chenming Mold Industrial Corp.	727,625	301,469
	Chi Mei Optoelectronic Corp.	27,771,000	31,136,769
*	Chia Her Industrial Co., Ltd.	2,263,340	227,348
*	Chia Hsin Cement Corp.	3,768,000	2,189,926
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	514,966	59,698
*	Chien Shing Stainless Steel Co., Ltd.	1,618,000	633,403
*	Chien Tai Cement Co., Ltd.	282,238	13,703
*	China Airlines	17,113,223	7,384,266
	China Chemical & Pharmaceutical Co.	2,971,264	1,204,553
	China Development Financial Holding Corp.	66,805,870	26,862,901
	China Electric Manufacturing Co., Ltd.	2,089,200	996,047
*	China General Plastics Corp.	2,402,000	581,975
	China Glaze Co., Ltd.	863,000	410,130
*	China Man-Made Fiber Co., Ltd.	7,318,813	1,770,000
	China Motor Co., Ltd.	607,6368	5,335,686
*	China Petrochemical Development Corp.	12,493,000	3,955,933
*	China Rebar Co., Ltd.	439,188	60,085
	China Steel Structure Co., Ltd.	425,219	219,043
	China Synthetic Rubber Corp.	2,450,890	2,573,568
*	China United Trust & Investment Corp.	493,999	—
*	China Wire & Cable Co., Ltd.	1,362,000	279,798
	Chinatrust Financial Holdings Co., Ltd.	25,190,809	19,134,978
	Ching Feng Home Fashions Industries Co., Ltd.	383,520	104,347
	Chin-Poon Industrial Co., Ltd.	1,777,451	1,504,862
	Chun Yu Works & Co., Ltd.	1,800,000	580,206
	Chun Yuan Steel Industrial Co., Ltd.	2,491,187	1,083,566
	Chung Hsin Electric & Machinery Co., Ltd.	1,362,000	906,474
	Chung Hwa Pulp Corp.	2,777,419	1,340,001
*	Chung Shing Textile Co., Ltd.	600	9
*	Chungwa Picture Tubes Co., Ltd.	38,118,045	9,844,315
*	Clevo Co.	2,350,990	2,354,365
*	CMC Magnetics Corp.	20,264,000	5,871,404
	Collins Co., Ltd.	1,771,319	568,493
	Compal Electronics, Inc.	2,266,898	2,057,713
*	Compeq Manufacturing Co., Ltd.	7,635,000	3,168,100
*	Compex International Co. Ltd.	46,400	281
	Continental Engineering Corp.	4,131,848	3,174,395
*	Cosmos Bank Taiwan	8,886,000	2,004,037
	CTCI Corp.	2,705,961	2,216,522
	CX Technology Co., Ltd..	77,000	45,886
	Cyntec Co., Ltd.	38,798	72,887
*	Da-Cin Construction Co., Ltd.	1,421,579	525,088
*	Delpha Construction Co., Ltd.	1,684,044	467,930
*	Der Pao Construction Co., Ltd.	1,139,000	28,269
	Diamond Flower Electric Instrument Co., Ltd.	66,585	181,484
	E.Sun Financial Holding Co., Ltd.	5,600,000	3,048,095
	Eastern Media International	8,164,235	2,355,880
	Eclat Textile Co., Ltd.	243,249	153,218
	Edom Technology Co., Ltd.	740,800	383,365
	Elan Microelectronics Corp.	1,495,361	2,239,616
*	Elite Material Co., Ltd.	102,697	50,406

	Elite Semiconductor Memory Technology, Inc.	747,582	1,785,280
	Elitegroup Computer Systems Co., Ltd.	6,525,975	3,253,045
	Enlight Corp.	1,485,000	493,649
*	EnTie Commercial Bank	5,756,474	1,402,479
	Eten Information Systems, Ltd.	834,094	1,388,712
	Eva Airways Corp.	16,403,783	6,236,068
*	Ever Fortune Industrial Co., Ltd.	409,000	4,085
*	Everest Textile Co., Ltd.	2,387,002	501,703
	Evergreen International Storage & Transport Corp.	5,977,000	3,040,239
	Evergreen Marine Corp., Ltd.	11,512,527	7,213,453
	Everlight Chemical Industrial Corp.	1,816,950	1,051,423
*	Everspring Industry Co., Ltd.	1,293,180	470,137
*	Evertop Wire Cable Corp.	760,000	286,645
	Excel Cell Electronics Co., Ltd.	565,000	410,161
	Far East Textile, Ltd.	17,269,458	17,208,348
	Far Eastern Department Stores, Ltd.	5,297,332	3,560,629
	Far Eastern International Bank	9,319,236	4,211,419
	Federal Corp.	2,668,876	1,784,890
	Feng Hsin Iron & Steel Co., Ltd.	333,000	398,128
*	FIC Global, Inc.	244,510	30,453
	First Copper Technology Co., Ltd.	1,750,750	829,263
	First Financial Holding Co., Ltd.	9,742,163	6,469,241
	First Hotel	399,454	442,111
*	First Steamship Co., Ltd.	728,000	991,840
	Formosa Taffeta Co., Ltd.	6,473,511	6,128,674
*	Formosan Rubber Group, Inc.	2,419,000	1,734,493
	Formosan Union Chemical Corp.	215,239	87,399
	Fortune Electric Co., Ltd.	945,000	776,551
*	Fortune Information Systems Corp.	340,000	148,878
*	Fu I Industrial Co., Ltd.	264,000	91,767
	Fubon Financial Holding Co., Ltd.	20,184,000	17,620,174
*	Fuh-Hwa Financial Holding Co., Ltd.	9,699,422	4,251,425
	Fwuson Industry Co., Ltd.	915,000	251,725
*	G.T.M. Corp.	543,000	378,592
*	Giga Storage Corp.	2,039,898	699,694
	Giga-Byte Technology Co., Ltd.	4,813,287	3,309,427
	Gold Circuit Electronics, Ltd.	1,421,805	1,094,479
	Goldsun Development & Construction Co., Ltd.	7,760,232	4,078,777
	Good Will Instrument Co., Ltd.	348,000	388,130
	Gordon Auto Body Parts Co., Ltd.	1,004,690	503,479
*	Grand Pacific Petrochemical Corp.	3,172,000	1,086,266
	Grape King, Inc.	854,000	395,175
	Great China Metal Industry Co., Ltd.	1,531,000	779,098
	Great Wall Enterprise Co., Ltd.	2,406,980	2,204,663
	Hanpin Co., Ltd.	1,008,000	673,262
*	Helix Technology, Inc.	29,585	8,462
	Hey Song Corp.	2,757,000	1,239,448
*	Hitron Technologies, Inc.	619,000	288,029
*	Ho Tung Holding Corp.	2,929,628	975,620
*	Hocheng Corp.	2,056,000	797,915
*	Hold-Key Electric Wire & Cable Co., Ltd.	1,059,420	387,132
*	Hong Ho Precision Textile Co., Ltd.	93,889	16,253

	Hong Tai Electric Industrial Co., Ltd.	1,943,000	1,390,135
*	Hong Yi Fiber Industry Co., Ltd.	573,000	150,814
	Hsin Kuang Steel Co., Ltd.	990,481	775,845
	Hsing Ta Cement Co., Ltd.	1,789,980	638,524
*	Hua Eng Wire & Cable Co., Ltd.	3,115,035	942,949
	Hua Nan Financial Holding Co., Ltd.	86,428	54,779
*	Hualon Corp.	257,040	8,402
	Hung Ching Development & Construction Co., Ltd.	1,828,468	834,125
	Hung Poo Construction Corp.	1,648,000	2,097,016
	Hung Sheng Construction Co., Ltd.	2,520,000	1,944,293
*	Hwa Fong Rubber Co., Ltd.	217,000	56,588
	Inventec Corp.	5,779,712	4,154,948
*	Jean Co., Ltd.	190,000	75,392
	Jui Li Enterprise Co., Ltd.	692,000	225,025
	Jung Shing Wire Co., Ltd.	123,000	38,259
	K Laser Technology, Inc.	680,000	825,621
	Kang Na Hsiung Co., Ltd.	1,395,127	892,441
*	Kao Hsing Chang Iron & Steel Corp.	2,196,000	485,328
	Kaulin Manufacturing Co., Ltd.	820,050	745,738
*	Kee Tai Properties Co., Ltd.	823,900	975,898
*	Kenda Rubber Industrial Co., Ltd.	1,754,465	1,237,886
	King Yuan Electronics Co., Ltd.	6,063,914	5,179,128
*	Kingdom Construction Co., Ltd.	2,469,000	1,109,855
*	King’s Town Bank	4,163,012	1,130,548
	Kinpo Electronics, Inc.	8,546,440	3,219,659
	Knowledge-Yield-Excellence Systems Corp.	418,941	592,802
	Kung Long Batteries Industrial Co., Ltd.	173,000	205,466
*	Kuoyang Construction Co., Ltd.	641,029	484,035
*	Kwong Fong Industries Corp.	3,076,000	879,550
*	Lan Fa Textile Co., Ltd.	1,332,604	410,430
*	Lead Data Co., Ltd.	2,222,140	611,513
*	Leadtek Research, Inc.	1,009,493	531,482
*	Lealea Enterprise Co., Ltd.	3,654,000	903,174
	Lee Chang Yung Chemical Industry Corp.	900,376	797,937
	Lee Chi Enterprises Co., Ltd.	1,889,900	916,645
	Lelon Co., Ltd.	919,118	609,978
*	Leofoo Development Co., Ltd.	1,940,000	1,153,717
	Les Enphants Co., Ltd.	157,740	115,083
*	Li Peng Enterprise Co., Ltd.	3,223,000	1,096,313
	Li Shin International Enterprise Corp.	236,528	144,236
	Lian Hwa Foods Corp.	157,000	54,391
	Lien Chang Electronic Enterprise Co., Ltd.	623,000	210,520
	Lien Hwa Industrial Corp.	3,799,911	1,954,003
*	Lingsen Precision Industries, Ltd.	1,536,320	659,333
	Long Bon Development Co., Ltd.	2,146,943	1,281,744
	Long Chen Paper Co., Ltd.	2,459,000	1,094,304
	Lucky Cement Corp.	2,045,000	862,586
*	Lung Hwa Electronics Corp.	124,189	29,691
*	Macronix International Co., Ltd.	18,367,009	7,618,048
	Mayer Steel Pipe Corp.	728,200	795,843
	Maywufa Co., Ltd.	187,575	97,806
	Mega Financial Holding Co., Ltd.	60,012,000	36,341,343

*	Megamedia Corp.	782	5
	Meiloon Co., Ltd.	556,700	464,399
*	Mercuries & Associates, Ltd.	2,495,980	1,060,175
*	Mercuries Data Co., Ltd.	1,131,800	275,176
	Merida Industry Co., Ltd.	447,260	649,138
*	Microelectronics Technology, Inc.	2,394,000	1,317,008
	Micro-Star International Co., Ltd.	5,764,931	4,216,286
*	Microtek International, Inc.	819,062	122,158
	Mitac Technology Corp.	1,501,065	1,651,518
	Mobiletron Electronics Co., Ltd.	90,000	103,524
	Mospec Seminconductor Corp.	404,000	437,326
*	Mustek Systems, Inc.	1,637,514	810,028
*	Namchow Chemical Industrial Co., Ltd.	845,057	228,160
	Nankang Rubber Tire Co., Ltd.	146,036	267,897
	Nantex Industry Co., Ltd.	1,263,615	842,801
	Nanya Technology Co., Ltd.	13,242,085	11,875,426
*	New Asia Construction & Development Co., Ltd.	1,011,542	188,849
	Nien Hsing Textile Co., Ltd.	2,915,000	1,930,125
	Ocean Plastics Co., Ltd.	1,135,776	768,052
*	Optimax Technology Corp.	3,201,000	1,501,085
*	Opto Tech Corp.	1,328,000	1,070,984
*	Orient Semiconductor Electronics, Ltd.	648,713	238,052
	Oriental Union Chemical Corp.	3,814,000	3,019,505
*	Pacific Construction Co., Ltd.	4,079,256	762,550
*	Pacific Electric Wire & Cable Corp.	1,873,020	29,480
*	Pan Jit International, Inc.	1,229,423	1,379,884
	Phihong Technology Co., Ltd.	1,445,404	1,082,630
*	Picvue Electronics, Ltd.	241,600	12,249
*	Potrans Electrical Corp.	1,139,000	150,311
*	Primax Electronics, Ltd.	1,839,744	948,896
	Prince Housing & Development Corp.	3,013,987	1,941,061
*	Procomp Informatics, Ltd.	391,440	—
*	Prodisc Technology, Inc.	6,185,157	1,293,965
*	Promise Technology, Inc.	646,126	760,497
*	Quintain Steel Co., Ltd.	2,311,000	672,738
	Radium Life Tech Corp.	698,273	871,539
	Ralec Electronic Corp.	286,018	370,686
	Realtek Semiconductor Corp.	1,503,810	3,846,794
*	Rectron, Ltd.	877,300	148,163
*	Reward Wool Industry Corp.	965,000	268,382
*	Rexon Industrial Corp., Ltd.	1,026,820	335,021
*	Ritek Corp.	18,308,518	4,370,331
	Ruentex Development Co., Ltd.	2,897,000	2,306,110
	Ruentex Industries, Ltd.	2,485,000	1,472,743
*	Sainfoin Technology Corp.	835,498	8,598
*	Sampo Corp.	5,406,684	1,021,566
	San Fang Chemical Industry Co., Ltd.	207,280	161,475
	Sanyang Industrial Co., Ltd.	4,477,000	2,667,262
*	Sanyo Electric Co., Ltd.	971,000	694,149
*	Senao International Co., Ltd.	148,000	197,571
*	Shan-Loong Transportation Co., Ltd.	127,000	61,984
	Sheng Yu Steel Co., Ltd.	1,553,000	1,639,295

	Shihlin Electric & Engineering Corp.	1,643,000	1,579,411
	Shinkong Co., Ltd.	1,693,233	919,752
*	Shinkong Synthetic Fibers Co., Ltd.	7,298,342	2,497,140
	Shuttle, Inc.	1,050,223	431,462
	Silicon Integrated Systems Corp.	8,371,485	4,834,879
	Sincere Navigation Corp.	458,462	703,564
*	Sinkang Industries Co., Ltd.	419,000	467,220
	Sinkong Spinning Co., Ltd.	935,825	767,113
	Sinon Corp.	1,798,700	583,492
	SinoPac Holdings Co., Ltd.	42,677,809	18,571,935
*	Sintek Photronics Corp.	4,527,182	1,230,901
	Siward Crystal Technology Co., Ltd.	631,332	540,996
*	Solomon Technology Corp.	1,916,000	854,963
	South East Soda Manufacturing Co., Ltd.	1,018,000	554,572
	Southeast Cement Co., Ltd.	2,802,700	920,470
*	Space Shuttle Hi-Tech Co., Ltd.	778,032	276,007
	Standard Chemical & Pharmaceutical Co., Ltd.	837,000	596,361
*	Standard Foods Taiwan, Ltd.	1,526,000	802,213
	Stark Technology, Inc.	1,073,000	576,664
	Sunonwealth Electric Machine Industry Co., Ltd.	1,122,143	792,476
	Synnex Technology International Corp.	1,460,900	1,890,864
*	Syscom Computer Engineering Co.	446,000	147,092
*	Sysware Systex Corp.	920,890	974,252
	T JOIN Transportation Co.	1,537,000	948,842
	Ta Chen Stainless Pipe Co., Ltd.	1,069,123	1,610,480
	Ta Chong Bank, Ltd.	12,806,906	3,355,120
	Ta Ya Electric Wire & Cable Co., Ltd.	2,909,906	1,075,261
	Ta Yih Industrial Co., Ltd.	192,000	151,851
	Tah Hsin Industrial Corp.	1,101,000	825,137
*	Tai Roun Products Co., Ltd.	379,000	98,388
	Ta-I Technology Co., Ltd.	741,699	2,701,388
*	Taichung Commercial Bank	6,551,961	2,344,565
*	Tainan Spinning Co., Ltd.	8,319,000	3,897,025
*	Taishin Financial Holdings Co., Ltd.	49,246,000	24,220,578
*	Taisun Enterprise Co., Ltd.	1,586,721	376,603
*	Taita Chemical Co., Ltd.	1,394,690	363,742
*	Taiwan Business Bank	32,688,549	9,338,392
	Taiwan Cement Corp.	12,064,315	11,340,925
	Taiwan Cooperative Bank	12,419,773	8,395,345
	Taiwan Fire & Marine Insurance Co., Ltd.	1,895,320	1,280,418
*	Taiwan Flourescent Lamp Co., Ltd.	756,000	90,077
	Taiwan Fu Hsing Industrial Co., Ltd.	115,000	100,345
	Taiwan Glass Ind. Corp.	4,827,203	4,254,164
	Taiwan Hon Chuan Enterprise Co., Ltd.	865,468	749,700
	Taiwan Kai Yih Industrial Co., Ltd.	651,000	366,940
*	Taiwan Kolin Co., Ltd.	5,797,000	1,691,799
	Taiwan Line Tek Electronic Co., Ltd.	419,120	296,088
	Taiwan Mask Corp.	1,678,000	1,097,812
	Taiwan Navigation Co., Ltd.	684,898	659,273
	Taiwan Polypropylene Co., Ltd.	1,356,000	1,084,692
*	Taiwan Pulp & Paper Corp.	2,218,000	666,859
	Taiwan Sakura Corp.	1,321,397	360,677

	Taiwan Sogo Shinkong Security Co., Ltd.	598,142	575,251
*	Taiwan Styrene Monomer Corp.	3,439,000	1,494,668
*	Taiwan Tea Corp.	4,944,381	1,215,051
	Taiyen Biotech Co., Ltd.	1,390,000	1,092,807
*	Tatung Co., Ltd.	22,351,000	9,532,264
*	Teapo Electronic Corp.	2,021,670	528,978
	Teco Electric & Machinery Co., Ltd.	11,509,834	5,958,589
	Tecom, Ltd.	1,440,753	704,628
	Test-Rite International Co., Ltd.	1,318,753	750,309
	Tex-Ray Industrial Co., Ltd.	724,000	319,762
	The Ambassador Hotel	605,000	646,826
*	The Chinese Bank	8,296,000	—
	The First Insurance Co., Ltd.	1,602,224	865,026
	Thye Ming Industrial Co., Ltd.	164,000	184,141
	Ton Yi Industrial Corp.	6,794,810	2,526,489
	Tong Yang Industry Co., Ltd.	422,000	407,633
*	Tong-Hwa Synthetic Fiber Co., Ltd.	634,000	101,638
	Tsann Kuen Enterprise Co., Ltd.	1,816,000	1,845,172
	TSRC Corp.	1,874,400	1,752,955
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	599,000	127,482
	Tung Ho Steel Enterprise Corp.	2,688,555	3,002,131
*	Twinhead International Corp.	1,446,017	322,957
*	TYC Brother Industrial Co., Ltd.	614,320	430,202
*	Tycoons Group Enterprise Co., Ltd.	2,305,000	478,025
	Tze Shin International Co., Ltd.	840,000	486,011
*	Union Bank of Taiwan	8,402,577	1,994,747
*	Union Insurance Co., Ltd.	2,224,575	148,156
	Unitech Electronics Co., Ltd.	1,008,474	525,822
	Unitech Printed Circuit Board Corp.	1,809,475	1,585,257
	United Integration Service Co., Ltd.	930,000	863,487
	United Microelectronics Corp.	93,546,474	54,565,576
*	Universal Cement Corp.	2,464,169	951,972
*	Universal Microelectronics Co., Ltd.	729,010	582,625
	Universal Scientific Industrial Co., Ltd.	3,733,823	2,923,869
	Universal, Inc.	622,000	219,465
	UPC Technology Corp.	3,861,799	2,061,123
	USI Corp.	4,010,000	1,305,678
*	U-TECH Media Corp.	1,265,799	351,639
*	Ve Wong Corp.	725,000	334,779
*	Visual Photonics Epitacy Co., Ltd.	86,000	127,402
*	Walsin Lihwa Corp.	18,018,412	9,480,441
	Walsin Technology Corp., Ltd.	3,272,513	3,069,527
	Wan Hwa Enterprise Co., Ltd.	1,079,843	565,997
	Waterland Financial Holdings	12,381,000	3,747,478
*	Wei Chih Steel Industrial Co., Ltd.	1,615,898	409,783
*	Wei Chuan Food Corp.	1,007,000	784,760
	Weltrend Semiconductor, Inc.	1,086,000	827,020
*	Winbond Electronics Corp.	24,872,000	8,965,507
	Wintek Corp.	7,268,000	7,060,932
	WPG Holdings Co., Ltd.	958,985	665,852
	Wus Printed Circuit Co., Ltd.	3,003,928	1,294,101
	Ya Hsin Industrial Co., Ltd.	1,936,000	349,246

*	Yageo Corp.	19,293,840	8,633,929
	Yang Ming Marine Transport Corp.	7,588,058	5,292,531
*	Yeung Cyang Industrial Co., Ltd.	445,270	740,275
*	Yi Jinn Industrial Co., Ltd.	1,966,000	312,030
	Yieh Phui Enterprise Co., Ltd.	7,726,143	3,301,728
	Yosun Industrial Corp.	1,254,668	911,175
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	9,348,572	3,774,691
	Yulon Motor Co., Ltd.	6,240,270	6,922,849
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	55,000	96,463
	Yung Shin Pharmaceutical Industrial Co., Ltd.	551,400	529,936
	Yung Tay Engineering Co., Ltd.	2,407,000	1,507,849
	Zig Sheng Industrial Co., Ltd.	3,158,596	820,464
TOTAL — TAIWAN			783,431,864

THAILAND — (2.6%)
COMMON STOCKS — (2.6%)
	A.J. Plast PCL (Foreign)	400,000	32,799
	Aapico Hitech PCL Ltd. (Foreign)	481,800	191,969
*	Adkinson Securities PCL (Foreign)	26,881,000	535,524
*	Advance Agro PCL (Foreign)	1,859,030	1,905,459
	Aromatics (Thailand) PCL (Foreign)	4,082,300	6,600,514
	Asia Plus Securities PCL (Foreign)	7,008,500	631,342
*	Ayudhya Insurance PCL	228,500	118,093
	Bangkok Bank PCL	2,388,100	7,860,355
	Bangkok Bank PCL (Foreign)	5,539,200	18,551,962
	Bangkok Expressway PCL (Foreign)	5,353,500	3,709,658
	Bangkok First Investment & Trust PCL (Foreign)	1,295,500	218,816
	Bangkok Insurance PCL (Foreign)	87,880	598,807
*	Bangkok Land PCL (Foreign)	39,735,803	1,066,964
*	Bangkok Land PCL (Foreign) NVDR	38,933,300	1,045,416
	Bank of Ayudhya PCL (Foreign)	16,377,100	10,449,947
	Banpu PCL (Foreign)	995,400	6,552,655
	Big C Supercenter PCL (Foreign)	1,274,800	1,757,520
	Cal-Comp Electronics (Thailand) PCL (Foreign)	15,304,200	2,319,822
	Capital Nomura Securities PCL (Foreign)	370,100	406,057
*	Capital Nomura Securities PCL (Foreign) NVDR	19,000	20,846
	Central Plaza Hotel PCL (Foreign)	5,422,500	861,087
	Charoen Pokphand Foods PCL (Foreign)	44,618,740	6,157,863
	Charoong Thai Wire & Cable PCL (Foreign)	724,900	164,298
	Delta Electronics (Thailand) PCL (Foreign)	4,909,500	2,650,719
	Eastern Water Resources Development & Management PCL (Foreign)	9,535,200	1,472,883
	Erawan Group PCL (Foreign)	3,812,400	416,078
*	Finansa PCL (Foreign)	967,800	282,223
	GFPT PCL (Foreign)	498,600	166,272
	GMM Grammy PCL (Foreign)	338,100	73,214
*	Golden Land Property Development PCL (Foreign)	232,500	63,772
*	Golden Land Property Development Public Co., Ltd. (Foreign) NVDR	570,000	156,345
	Hana Microelectronics PCL (Foreign)	935,000	701,891
	Hermraj Land & Development PCL (Foreign)	54,754,500	1,565,092

	ICC International PCL (Foreign)	2,755,000	3,201,639
*	International Engineering PCL (Foreign)	19,689,100	449,095
*	Italian-Thai Development PCL	7,760,200	1,333,137
*	Italian-Thai Development PCL (Foreign)	4,900,000	855,926
	Jasmine International PCL (Foreign)	54,242,600	689,093
	Kang Yong Electric PCL (Foreign)	236,200	364,853
	Kasikornbank PCL (Foreign)	1,530,000	3,114,335
*	KCE Electronics PCL (Foreign)	1,743,300	147,980
	KGI Securities One PCL (Foreign)	14,256,100	658,575
	Kiatnakin Bank PCL (Foreign) NVDR	116,800	89,366
	Kiatnakin Finance PCL (Foreign)	3,036,300	2,323,140
*	Krung Thai Bank PCL	4,963,900	1,578,479
	Krung Thai Bank PCL (Foreign)	39,124,400	12,312,862
	Krungthai Card PCL (Foreign)	1,255,200	779,177
	Laguna Resorts & Hotels PCL (Foreign)	545,800	1,276,449
	Lalin Property PCL (Foreign)	4,561,600	584,770
	Loxley PCL (Foreign)	17,739,300	860,460
*	Magnecomp Precision Technology (Foreign)	15,950,000	764,458
	MBK Development PCL (Foreign)	882,400	1,375,764
*	Mida Assets PCL (Foreign)	7,688,400	359,613
	MK Real Estate Development PCL (Foreign)	5,772,100	396,639
*	M-Link Asia Corp. PCL (Foreign)	2,984,609	108,578
	Modernform Group PCL (Foreign)	46,000	51,465
	Muramoto Electronic (Thailand) PCL (Foreign)	134,300	791,026
*	Nakornthai Strip Mill PCL (Foreign)	126,273,000	1,093,746
*	Natural Park PCL (Foreign)	55,231,800	334,883
	Noble Development PCL (Foreign)	2,425,600	336,159
*	Pacific Assets PCL (Foreign)	1,034,500	140,383
	Padaeng Industry PCL (Foreign)	1,600,800	1,744,773
	Patkol PCL (Foreign)	420,000	39,290
*	Picnic Gas & Engineering PCL (Foreign)	8,305,900	59,953
*	Polyplex PCL (Foreign)	5,424,000	689,060
	Power Line Engineering PCL (Foreign)	4,061,300	797,368
	Pranda Jewelry PCL (Foreign)	380,000	88,321
*	Property Perfect PCL (Foreign)	3,707,900	351,145
	PTT Chemical PCL (Foreign)	4,515,610	11,994,691
	Quality Houses PCL (Foreign)	43,250,400	1,673,323
	Regional Container Lines PCL (Foreign)	6,950,000	5,668,760
	Rojana Industrial Park PCL (Foreign)	222,600	87,408
	Saha Pathana Inter-Holding PCL (Foreign)	3,316,000	2,010,567
	Saha Pathanapibul PCL (Foreign)	1,367,000	738,066
	Saha-Union PCL (Foreign)	3,025,300	1,834,309
	Sahaviriya Steel Industries PCL (Foreign)	76,350,800	2,204,441
	Sansiri PCL (Foreign)	10,262,900	894,874
	SC Asset Corp. PCL (Foreign)	350,000	99,538
	Seamico Securities PCL (Foreign)	5,788,600	678,554
*	Shinawatra Satellite PCL (Foreign)	11,230,400	2,869,613
	Siam Commercial Bank PCL (Foreign)	4,716,800	9,396,830
	Siam Industrial Credit PCL (Foreign)	4,478,950	527,620
	Siam Makro PCL (Foreign)	331,200	927,570
*	Sino-Thai Engineering & Construction PCL (Foreign)	8,745,300	1,325,619
*	Solartron PCL (Foreign)	2,614,800	196,289

	Sri Trang Agro Industry PCL (Foreign)	1,240,631	490,736
	STP & I PCL (Foreign)	600,500	66,925
	Supalai PCL (Foreign)	10,329,366	1,002,069
	SVI PCL (Foreign)	3,196,000	118,114
	SVOA PCL (Foreign)	4,744,000	190,390
*	Syntec Construction PCL (Foreign)	14,210,000	397,970
	Tata Steel (Thailand) PCL (Foreign)	11,139,300	369,863
	Thai Plastic & Chemicals PCL (Foreign)	3,678,200	1,709,803
	Thai Rayon PCL (Foreign)	165,000	169,121
*	Thai Rung Union Car PCL (Foreign)	5,386,250	482,095
	Thai Union Frozen Products PCL (Foreign) NVDR	230,000	150,743
	Thai Wacoal PCL (Foreign)	93,300	92,936
*	Thai-German Ceramic Industry PCL (Foreign)	5,130,300	176,268
	Thanachart Capital PCL (Foreign)	12,543,100	4,744,178
	Thoresen Thai Agencies PCL (Foreign)	3,622,600	3,843,816
	Tipco Asphalt PCL (Foreign) (6363967)	117,500	94,991
	Tipco Asphalt PCL (Foreign) (6892096)	246,356	199,162
	Tisco Bank PCL (Foreign) NVDR	246,000	166,202
*	TMB Bank PCL (Foreign)	61,682,600	3,739,958
	TPI Polene PCL (Foreign)	13,440,324	5,316,369
*	Tuntex (Thailand) PLC (Foreign)	1,987,600	110,183
*	Tycoons Worldwide Group PCL (Foreign)	1,243,300	192,050
*	United Communication Industry PCL (Foreign)	864,400	1,722,061
	Univentures PCL (Foreign)	3,481,400	205,054
	Vanachai Group PCL (Foreign)	9,076,500	1,299,825
	Vibhavadi Medical Center PCL (Foreign)	1,307,800	114,034
	Vinythai PCL (Foreign)	5,213,817	1,113,967
TOTAL COMMON STOCKS			190,855,177

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/07/10	3,987,330	14,966
*	Cal-Comp Electronics (Thailand) PCL (Foreign) Warrants 04/18/09	2,192,300	55,702
*	Erawan Group PCL (Foreign) Warrants 12/17/07	953,100	23,391
*	KCE Electronics PCL (Foreign) Rights 06/08/07	871,650	48,823
*	Natural Park PCL (Foreign) Rights 06/15/07	27,615,900	—
*	SVI PCL (Foreign) Warrants 12/06/10	799,000	10,381
TOTAL RIGHTS/WARRANTS			153,263
TOTAL — THAILAND			191,008,440

TURKEY — (2.9%)
COMMON STOCKS — (2.9%)
	Adana Cimento Sanayi Ticaret A.S.	413,693	242,876
	Adel Kalemcilik Ticaret Ve Sanayi A.S.	14,252	66,879
	Akbank T.A.S.	3,220,238	22,600,306
*	Akenerji Elektrik Uretim A.S.	216,113	977,558
	Aksa Akrilik Kimya Sanayii A.S.	741,264	2,198,053
	Aksigorta A.S.	1,333,878	7,417,335
*	Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	73,651	111,891
	Alarko Carrier Sanayii ve Ticaret A.S.	40,047	509,488

*	Alarko Holding A.S.	457,862	1,176,102
	Alkim Alkali Kimya A.S.	23,022	122,713
*	Alternatifbank A.S.	1	1
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	134,077	501,608
	Anadolu Anonim Turk Sigorta Sirketi A.S.	900,235	1,990,899
	Anadolu Cam Sanayii A.S.	624,194	2,670,442
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	49,851	343,868
*	Ayen Enerji A.S.	600,828	1,093,429
	Aygaz A.S.	952,119	3,806,377
	Bagfas Bandirma Gubre Fabrikalari A.S.	11,130	333,621
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	267,434	480,968
	Bati Anabolu Cimento A.S.	255,022	2,237,254
	Bati Soeke Cimento Sanayi A.S.	152,288	380,765
*	Beko Elektronik A.S.	283,333	377,582
	Bolu Cimento Sanayii A.S.	557,470	1,131,708
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	98,343	834,841
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	576,288	823,165
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	9,261	569,722
*	Cemtas Celik Makina Sanayi ve Ticaret A.S.	191,784	286,512
	Cimsa Cimento Sanayi ve Ticaret A.S.	486,117	3,426,815
*	Dardanel Onentas Gida Sanayii A.S.	16,183	11,850
	Demisas Dokum Mamulleri Sanayi A.S.	53,976	60,788
*	Dogan Gazetecilik A.S.	96,299	415,158
*	Dogan Sirketler Grubu Holding A.S.	7,151,980	15,727,517
	Dogus Otomotiv Servis ve Ticaret A.S.	59,000	276,129
*	Eczacibasi Ilac Sanayi ve Ticaret A.S.	544,049	2,509,671
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	362,756	907,804
*	Edip Iplik Sanayi ve Ticaret A.S.	10,900	43,292
	Ege Endustri Ve Ticaret A.S.	10,444	149,411
	Enka Insaat ve Sanayi A.S.	32,525	370,641
	Eregli Demir ve Celik Fabrikalari Turk A.S.	3,733,588	23,746,540
*	Fortis Bank A.S.	1,569,818	3,231,696
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	78,403	112,566
*	Goldas Kuyumculuk Sanayi A.S.	327,200	422,112
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	1,144,654
*	Goodyear Lastikleri T.A.S.	50,050	635,172
*	GSD Holding A.S.	664,038	786,579
	Gubre Fabrikalari Ticaret A.S.	54,895	268,979
*	Gunes Sigorta A.S.	309,093	985,448
	Hektas Ticaret T.A.S.	242,577	193,104
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	52,706	35,838
*	Ihlas Holding A.S.	2,743,806	1,627,016
*	Izmir Demir Celik Sanayii A.S.	230,946	1,141,750
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	419,387	562,431
	Karton Sanayi ve Ticaret A.S.	1,400	101,828
*	Klimasan Klima Sanayi ve Ticaret A.S.	43,605	172,581
*	Koc Holding A.S. Series B	2,755,668	15,214,664
	Konya Cimento Sanayii A.S.	933	44,088
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	414,951	1,156,276
*	Kutahya Porselen Sanayii A.S.	7,076	122,576
	Mardin Cimento Sanayii ve Ticaret A.S.	180,922	939,557

*	Marmari Marti Otel Isletmeleri A.S.	385,082	484,522
	Marshall Boya ve Vernik Sanayii A.S.	27,295	300,032
*	Medya Holdings A.S.	33,508	—
*	Menderes Tekstil Sanayi ve Ticaret A.S.	1,146,732	463,060
*	Multu Aku ve Malzemeleri Sanayi A.S.	257,022	424,760
*	Net Turizm Ticaret ve Sanayi A.S.	185,098	197,815
	Nortel Networks Netas Telekomuenikasyon A.S.	34,377	804,650
	Otobus Karoseri Sanayi A.S.	57,850	969,056
*	Parsan Makina Parcalari Sanayii A.S.	107,692	225,428
	Pinar Entegre et ve Un Sanayii A.S.	113,128	321,631
	Pinar Sut Mamulleri Sanayii A.S.	107,272	502,613
*	Raks Elektronik Sanayi ve Ticaret A.S.	5,859	3,513
*	Sabah Yayincilik A.S.	31,938	92,117
*	Sanko Pazarlama Ithalat Ihracat A.S.	96,530	255,810
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	354,689	1,009,417
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	1,346,358	746,774
*	Tat Konserve Sanayii A.S.	175,295	391,158
*	Tekstil Bankasi A.S.	379,143	553,207
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	156,597	772,806
	Tofas Turk Otomobil Fabrikasi A.S.	760,313	3,643,584
	Trakya Cam Sanayii A.S.	1,581,854	5,233,146
	Tupras-Turkiye Petrol Rafinerileri A.S.	158,906	3,779,015
*	Turk Demir Dokum Fabrikalari A.S.	125,038	868,168
	Turk Prysmian Kablo ve Sistemleri A.S.	39,312	120,855
	Turk Sise ve Cam Fabrikalari A.S.	2,182,218	8,884,959
	Turkiye Garanti Bankasi A.S.	4,310,290	23,799,220
	Turkiye Is Bankasi A.S.	3,125,538	14,630,536
	Ulker Gida Sanayi ve Ticaret A.S.	229,705	998,465
	Unye Cimento Sanayi ve Ticaret A.S.	20,978	87,057
	USAS Ucak Servisi A.S.	20,520	56,317
*	Uzel Makina Sanayii A.S.	101,945	192,631
*	Vestel Elektronik Sanayi ve Ticaret A.S.	641,291	1,713,650
	Yapi Kredi Finansal Kiralama A.S.	45,196	126,427
*	Yapi ve Kredi Bankasi A.S.	3,551,131	8,062,672
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	18,345	34,023
*	Zorlu Enerji Elektrik Uretim A.S.	462,156	1,317,086
TOTAL — TURKEY			211,896,674

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $5,675,000 FHLMC 6.275%(r), 09/01/36, valued at $5,320,976) to be repurchased at $5,239,755	$5,239	5,239,000

SECURITIES LENDING COLLATERAL — (6.0%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $479,593,438 FHLMC, rates ranging from 4.500% to 6.500%, maturities ranging from 03/01/19 to 03/01/37 & FNMA, rates ranging from 3.660% to 6.500%, maturities ranging from 06/01/07 to 05/01/47, valued at $447,831,510) to be repurchased at $439,115,219	439,050	439,050,459

TOTAL INVESTMENTS - (100.0%)
(Cost $4,299,280,444)		$7,312,908,034

See accompanying Notes to Financial Statements.

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

		Shares	Value†

COMMON STOCKS — (89.9%)
Consumer Discretionary — (15.4%)
*	4Kids Entertainment, Inc.	11,700	$197,847
* #	99 Cents Only Stores	38,200	536,328
*	A.C. Moore Arts & Crafts, Inc.	20,000	455,000
	Acme Communications, Inc.	23,312	128,216
*	Aftermarket Technology Corp.	7,800	233,766
	Aldila, Inc.	6,697	103,870
*	Alloy, Inc.	14,950	169,832
#	Ambassadors International, Inc.	3,900	126,321
	American Axle & Manufacturing Holdings, Inc.	75,030	2,162,365
	American Greetings Corp. Class A	73,700	1,931,677
* #	America’s Car-Mart, Inc.	6,200	84,692
* #	AnnTaylor Stores Corp.	39,375	1,539,169
	Arctic Cat, Inc.	5,200	99,528
#	ArvinMeritor, Inc.	102,800	2,146,464
	Asbury Automotive Group, Inc.	50,300	1,372,184
*	Ashworth, Inc.	6,800	55,760
*	Audiovox Corp. Class A	18,600	249,798
*	AutoNation, Inc.	305,400	6,755,448
* #	Avatar Holdings, Inc.	9,800	808,794
*	Ballantyne of Omaha, Inc.	15,921	99,506
* #	Bally Total Fitness Holding Corp.	3,800	3,040
#	Bandag, Inc.	13,100	664,825
	Bandag, Inc. Class A	1,900	96,425
	Barnes & Noble, Inc.	28,700	1,227,499
	Bassett Furniture Industries, Inc.	5,279	75,754
	Beasley Broadcast Group, Inc.	9,281	79,724
#	Beazer Homes USA, Inc.	54,403	1,945,995
	Belo Corp. Class A	127,113	2,825,722
* #	Big Lots, Inc.	74,600	2,349,900
#	Blockbuster, Inc. Class A	113,200	500,344
*	Blockbuster, Inc. Class B	53,510	220,461
*	Bluegreen Corp.	21,700	259,098
#	Bob Evans Farms, Inc.	56,700	2,194,290
*	Bombay Co., Inc.	11,800	9,204
	Bon-Ton Stores, Inc.	14,349	684,447
	Books-A-Million, Inc.	14,400	237,168
#	Borders Group, Inc.	54,400	1,212,576
	BorgWarner, Inc.	77,400	6,513,984
	Brown Shoe Company, Inc.	39,075	1,158,183
#	Brunswick Corp.	135,700	4,672,151

*	Buca, Inc.	27,000	101,790
#	Building Materials Holding Corp.	17,800	272,696
*	Cabela’s, Inc.	10,000	230,400
*	California Coastal Communities, Inc.	16,509	289,403
#	Callaway Golf Co.	104,400	1,896,948
#	Carmike Cinemas, Inc.	19,300	502,765
*	Carriage Services, Inc.	15,497	118,242
*	Cavalier Homes, Inc.	21,389	106,303
*	Cavco Industries, Inc.	8,650	334,236
#	CBRL Group, Inc.	2,100	94,374
	CBS Corp. Class A	60,226	2,001,310
	CBS Corp. Class B	1,074,561	35,739,899
	Centex Corp.	121,900	5,895,084
*	Champps Entertainment, Inc.	8,700	41,673
* #	Charming Shoppes, Inc.	78,200	974,372
*	Chromcraft Revington, Inc.	100	755
	Churchill Downs, Inc.	10,000	514,300
	Circuit City Stores, Inc.	169,700	2,727,079
#	Citadel Broadcasting Co.	156,199	1,296,452
	Clear Channel Communications, Inc.	380,300	14,603,520
#	Coachmen Industries, Inc.	9,300	95,511
	Coast Distribution System, Inc.	400	2,616
	Cobra Electronics Corp.	1,200	11,640
#	Collectors Universe, Inc.	12,888	179,014
	Collegiate Pacific, Inc.	7,900	70,310
*	Comcast Corp. Class A	2,016,437	55,270,538
*	Comcast Corp. Special Class A Non-Voting	1,015,674	27,606,019
* #	Comstock Homebuilding Companies, Inc.	1,550	4,882
*	Concord Camera Corp.	9,474	40,739
#	Cooper Tire & Rubber Co.	88,500	2,130,195
* #	Cost Plus, Inc.	5,200	48,048
*	Cox Radio, Inc.	34,800	510,864
* #	Crown Media Holdings, Inc.	4,277	31,821
	CSS Industries, Inc.	17,550	671,989
*	Culp, Inc.	11,380	100,144
* #	Cumulus Media, Inc. Class A	22,400	210,112
	Cutter & Buck, Inc.	13,160	188,583
*	Cycle Country Accessories Corp.	3,800	7,030
* #	Deckers Outdoor Corp.	1,800	158,202
	Delta Apparel, Inc.	879	14,671
*	Design Within Reach, Inc.	14,447	88,994
*	Diedrich Coffee, Inc.	3,591	14,795
	Dillards, Inc. Class A	123,800	4,493,940
*	Directed Electronics, Inc.	1,300	11,531
*	Discovery Holding Co. Class A	80,960	1,892,845
	Disney (Walt) Co.	666,400	23,617,216
*	Dixie Group, Inc.	11,100	139,305
* #	Dominion Homes, Inc.	1,100	5,423
*	Dorman Products, Inc.	3,150	44,950
	Dover Motorsports, Inc.	16,800	96,264
* #	drugstore.com, Inc.	22,004	55,670
*	Duckwall-ALCO Stores, Inc.	700	27,790

*	Emerson Radio Corp.	31,040	100,570
#	Emmis Communications Corp. Class A	18,000	187,020
#	Entercom Communications Corp.	47,700	1,268,820
*	Entravision Communications Corp.	36,000	366,840
* #	Escala Group, Inc.	7,000	21,210
*	Expedia, Inc.	109,511	2,631,549
*	Fairchild Corp. Class A	5,600	9,912
*	Famous Dave’s of America, Inc.	200	4,264
	Federated Department Stores, Inc.	681,504	27,212,455
	Finish Line, Inc. Class A	64,400	824,320
*	Finlay Enterprises, Inc.	4,124	21,651
*	Flanigan’s Enterprises, Inc.	200	2,250
	Foot Locker, Inc.	183,800	4,032,572
#	Ford Motor Co.	2,102,708	17,536,585
	Fortune Brands, Inc.	1,600	129,248
*	Franklin Covey Co.	25,211	188,830
*	Franklin Electronic Publishers, Inc.	4,300	10,578
	Fred’s, Inc.	66,100	950,518
*	Fuel Systems Solutions, Inc.	2,073	33,790
#	Furniture Brands International, Inc.	48,200	698,900
*	GameStop Corp. Class A	12,986	480,222
*	GameTech International, Inc.	2,500	24,375
* #	Gander Mountain Co.	21,900	284,043
	Gannett Co., Inc.	345,400	20,316,428
* #	Gaylord Entertainment Co.	35,582	2,004,334
#	General Motors Corp.	523,400	15,696,766
*	Gentek, Inc.	56	1,975
*	G-III Apparel Group, Ltd.	2,050	42,435
*	Gottschalks, Inc.	22,476	282,973
	Gray Television, Inc.	66,879	686,847
*	Great Wolf Resorts, Inc.	3,200	45,344
#	Group 1 Automotive, Inc.	31,900	1,346,180
* #	Gymboree Corp.	3,400	151,980
#	Hancock Fabrics, Inc.	6,562	16,405
#	Handleman Co.	25,500	179,520
	Harrah’s Entertainment, Inc.	266,873	22,804,298
*	Harris Interactive, Inc.	48,600	271,674
*	Hartmarx Corp.	2,000	13,100
	Hasbro, Inc.	9,500	305,425
*	Hastings Entertainment, Inc.	1,572	11,303
#	Haverty Furniture Co., Inc.	31,500	383,985
*	Hawk Corp.	600	7,920
* #	Hayes Lemmerz International, Inc.	92,690	531,114
	Hearst-Argyle Television, Inc.	80,638	2,096,588
#	Hilton Hotels Corp.	42,400	1,507,320
#	Horton (D.R.), Inc.	462,840	10,816,571
* #	Hovnanian Enterprises, Inc. Class A	41,200	1,040,712
*	IAC/InterActiveCorp	261,037	9,031,880
	Idearc, Inc.	62,850	2,215,462
	ILX Resorts, Inc.	900	7,785
*	Image Entertainment, Inc.	2,500	10,725
* #	Infosonics Corp.	600	1,818

*	Interstate Hotels & Resorts, Inc.	12,000	73,800
	J. Alexander’s Corp.	9,688	131,272
*	Jack in the Box, Inc.	1,300	99,411
*	Jakks Pacific, Inc.	12,800	336,256
* #	Jarden Corp.	20,350	867,317
*	Jo-Ann Stores, Inc.	28,900	977,398
*	Johnson Outdoors, Inc.	9,482	180,253
	Jones Apparel Group, Inc.	139,900	4,166,222
* #	Jos. A. Bank Clothiers, Inc.	1,202	50,592
	Journal Communications, Inc. Class A	8,100	111,375
	Journal Register Co.	43,700	245,157
*	K2, Inc.	26,524	404,756
#	KB Home	101,500	4,657,835
#	Kellwood Co.	50,700	1,460,667
*	Keystone Automotive Industries, Inc.	4,700	194,157
	Kimball International, Inc. Class B	35,282	481,599
* #	Kirkland’s, Inc.	17,225	82,163
	LaCrosse Footwear, Inc.	95	1,624
*	Lakeland Industries, Inc.	7,199	99,202
* #	Lakes Entertainment, Inc.	9,900	112,860
#	Landry’s Restaurants, Inc.	25,100	734,426
* #	Laureate Education, Inc.	8,168	489,345
*	Lazare Kaplan International, Inc.	5,900	51,330
#	La-Z-Boy, Inc.	50,500	593,880
* #	Lear Corp.	83,900	2,992,713
#	Lee Enterprises, Inc.	23,000	577,760
#	Leggett & Platt, Inc.	117,800	2,882,566
#	Lennar Corp. Class A	64,900	2,962,685
	Lennar Corp. Class B	15,829	671,150
*	Lenox Group, Inc.	3,200	23,584
	Levitt Corp. Class A	100	935
	Libbey, Inc.	15,000	336,300
*	Liberty Global, Inc. Class A	32,020	1,229,568
*	Liberty Global, Inc. Series C	191,169	6,834,292
*	Liberty Media Holding Corp. Capital Class A	130,917	14,780,529
*	Liberty Media Holding Corp. Interactive Class A	603,699	14,627,627
#	Lifetime Brands, Inc.	15,800	332,748
	Limited Brands, Inc.	10,200	267,750
*	Lin TV Corp.	28,500	556,605
	Lithia Motors, Inc. Class A	12,500	336,000
*	Live Nation, Inc.	31,462	704,749
*	Lodgian, Inc.	28,478	432,581
*	Luby’s, Inc.	22,200	214,008
#	M/I Homes, Inc.	22,200	638,916
*	Mace Security International, Inc.	9,231	23,170
* #	MarineMax, Inc.	15,800	328,324
	McRae Industries, Inc. Class A	1,661	21,734
#	MDC Holdings, Inc.	70,464	3,829,014
*	Meade Instruments Corp.	10,614	21,865
#	Media General, Inc. Class A	29,000	1,057,050
* #	MGM Mirage	99,400	7,905,282
	Modine Manufacturing Co.	46,500	1,093,215

* #	Mohawk Industries, Inc.	68,100	6,950,286
	Monaco Coach Corp.	40,000	616,400
	Monro Muffler Brake, Inc.	600	23,190
*	Mothers Work, Inc.	300	11,199
	Movado Group, Inc.	28,400	946,572
* #	Multimedia Games, Inc.	24,700	313,690
*	National RV Holdings, Inc.	6,800	10,812
#	Nautilus Group, Inc.	10,000	128,800
	News Corp. Class A	1,192,624	26,345,064
*	Nobel Learning Communities, Inc.	400	6,376
*	Office Depot, Inc.	1,237	45,027
	OfficeMax, Inc.	100,000	4,490,000
#	Orleans Homebuilders, Inc.	18,400	152,536
*	O’Charleys, Inc.	28,308	639,478
	Oxford Industries, Inc.	21,300	969,789
* #	Palm Harbor Homes, Inc.	16,736	267,441
*	Payless ShoeSource, Inc.	23,300	832,276
* #	PC Mall, Inc.	8,700	106,836
	Penney (J.C.) Co., Inc.	215,900	17,375,632
*	Perry Ellis International, Inc.	3,750	117,525
	Phillips-Van Heusen Corp.	700	42,784
*	Phoenix Footwear Group, Inc.	9,600	26,400
#	Pier 1 Imports, Inc.	95,700	720,621
*	Pinnacle Entertainment, Inc.	10,900	333,540
*	Point.360	700	3,997
*	Pomeroy IT Solutions, Inc.	10,322	100,020
*	Proliance International, Inc.	8,943	25,666
*	ProQuest Co.	10,300	87,550
	Pulte Homes, Inc.	368,944	10,068,482
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	13,200	23,628
*	Quiksilver, Inc.	12,900	182,019
*	R.H. Donnelley Corp.	60,000	4,676,400
*	Radio One, Inc. Class D	71,400	536,214
*	RC2 Corp.	20,200	907,788
*	RCN Corp.	32,737	921,547
*	Red Lion Hotels Corp.	23,040	296,294
*	Regent Communications, Inc.	16,889	58,605
* #	Restoration Hardware, Inc.	1,700	10,642
* #	Retail Ventures, Inc.	500	9,695
*	Rex Stores Corp.	4,050	64,233
* #	Riviera Holdings Corp.	900	32,292
* #	Rockford Corp.	3,900	9,789
*	Rocky Brands, Inc.	6,564	104,171
*	Rubio’s Restaurants, Inc.	252	3,011
	Russ Berrie & Co., Inc.	15,700	266,429
#	Ryland Group, Inc.	65,600	3,030,720
*	Saga Communications, Inc. Class A	22,100	205,088
	Saks, Inc.	136,450	2,734,458
	Salem Communications Corp.	13,781	166,750
* #	Salton, Inc.	21,800	39,022
	Sauer-Danfoss, Inc.	6,000	163,080

*	Scholastic Corp.	38,300	1,216,791
* #	Sears Holdings Corp.	479	86,230
	Service Corp. International	441,800	6,176,364
* #	Sharper Image Corp.	22,200	253,302
	Shiloh Industries, Inc.	19,812	191,384
*	Shoe Carnival, Inc.	5,400	158,112
*	Silverleaf Resorts, Inc.	13,700	67,130
#	Sinclair Broadcast Group, Inc. Class A	69,500	1,064,740
* #	Six Flags, Inc.	36,300	224,697
*	Skechers U.S.A., Inc. Class A	4,800	154,080
	Skyline Corp.	12,700	420,878
*	Smith & Wollensky Restaurant Group, Inc.	6,200	67,828
	Snap-On, Inc.	41,800	2,260,126
#	Sonic Automotive, Inc.	45,500	1,416,415
* #	Source Interlink Companies, Inc.	29,100	158,013
* #	Spanish Broadcasting System, Inc.	30,100	142,373
	Speedway Motorsports, Inc.	40,800	1,646,688
*	Sport Chalet, Inc. Class A	12,028	122,686
	Stage Stores, Inc.	59,950	1,252,955
*	Stamps.com, Inc.	1,853	25,293
	Standard Motor Products, Inc.	23,500	365,425
#	Standard Pacific Corp.	86,300	1,839,916
	Steinway Musical Instruments, Inc.	3,800	146,376
	Steven Madden, Ltd.	1,101	35,871
	Stewart Enterprises, Inc.	25,202	195,063
*	Stoneridge, Inc.	13,750	172,425
	Stride Rite Corp.	57,289	1,154,373
	Sturm Ruger & Co., Inc.	6,800	94,316
#	Superior Industries International, Inc.	42,100	950,618
	Superior Uniform Group, Inc.	9,078	116,652
* #	Syms Corp.	6,000	125,280
* #	Syntax-Brillian Corp.	1,375	8,332
#	Systemax, Inc.	29,000	630,750
	Tandy Brand Accessories, Inc.	10,300	122,364
* #	Tarragon Corp.	34,339	355,409
	The Marcus Corp.	18,400	430,008
#	The McClatchey Co.	255	7,056
	The Men’s Wearhouse, Inc.	1,500	80,010
	The Pep Boys - Manny, Moe & Jack	81,600	1,738,080
*	The Steak n Shake Co.	35,300	536,560
	Time Warner, Inc.	5,762,400	123,142,488
* #	Toll Brothers, Inc.	128,100	3,757,173
#	TOUSA, Inc.	5,000	20,450
	Traffix, Inc.	18,100	104,799
*	Trans World Entertainment Corp.	39,700	199,691
	Tribune Co.	321,912	10,365,566
*	Triple Crown Media, Inc.	4,025	37,996
* #	Trump Entertainment Resorts, Inc.	10,300	165,727
*	TRW Automotive Holdings Corp.	88,430	3,588,489
* #	Tweeter Home Entertainment Group, Inc.	2,200	902
*	Unifi, Inc.	74,913	225,488
	Unifirst Corp.	20,100	839,376

#	United Auto Group, Inc.	144,800	3,218,904
*	United Retail Group, Inc.	1,300	15,587
*	Vail Resorts, Inc.	10,900	653,455
* #	ValueVision Media, Inc. Class A	300	3,351
*	Warnaco Group, Inc.	41,700	1,434,063
* #	WCI Communities, Inc.	34,300	718,242
* #	West Marine, Inc.	27,000	402,030
* #	Wilsons The Leather Experts, Inc.	19,100	25,785
*	Wyndham Worldwide Corp.	189,216	7,038,835
*	Xanadoo Co.	25	8,000
* #	Zale Corp.	33,800	907,868
Total Consumer Discretionary			732,190,711

Consumer Staples — (3.6%)
	Alberto-Culver Co.	61,600	1,530,144
*	Alliance One International, Inc.	33,900	325,779
#	American Italian Pasta Co.	23,600	250,160
	Archer-Daniels-Midland Co.	722,965	25,332,694
*	Bridgford Foods Corp.	100	732
	Cal-Maine Foods, Inc.	27,317	364,682
	Casey’s General Stores, Inc.	30,200	815,702
* #	Central Garden & Pet Co.	20,900	299,915
* #	Central Garden & Pet Co. Class A	28,200	375,624
#	Chiquita Brands International, Inc.	48,500	889,490
	Coca-Cola Enterprises, Inc.	626,700	14,633,445
* #	Constellation Brands, Inc. Class A	37,000	899,100
	Corn Products International, Inc.	106,700	4,377,901
#	Dean Foods Co.	26,500	868,140
	Del Monte Foods Co.	315,300	3,799,365
	Farmer Brothers Co.	11,926	265,353
	Flowers Foods, Inc.	13,825	476,962
#	Great Atlantic & Pacific Tea Co., Inc.	18,700	645,337
*	Griffin Land & Nurseries, Inc. Class A	400	14,988
* #	Hain Celestial Group, Inc.	41,100	1,175,460
* #	Hines Horticulture, Inc.	1,800	1,962
#	Imperial Sugar Co. (New)	2,000	56,840
	Ingles Market, Inc. Class A	14,401	513,972
	J & J Snack Foods Corp.	1,400	55,062
	J. M. Smucker Co.	72,782	4,199,521
	Kraft Foods, Inc.	1,049,381	35,511,053
#	Lance, Inc.	9,600	228,000
	Longs Drug Stores Corp.	28,900	1,655,392
#	MGP Ingredients, Inc.	15,600	266,136
	Molson Coors Brewing Co.	66,900	6,126,033
*	Monterey Pasta Co.	11,700	50,310
#	Nash Finch Co.	20,900	983,345
*	Natrol, Inc.	19,397	62,458
*	Natural Alternatives International, Inc.	300	2,316
* #	Natural Health Trends Corp.	8,400	29,652
*	Omega Protein Corp.	15,527	136,017
* #	Parlux Fragrances, Inc.	17,700	78,942
*	Pathmark Stores, Inc.	620	8,060

	PepsiAmericas, Inc.	183,900	4,527,618
*	Performance Food Group Co.	36,600	1,299,300
	Pilgrim’s Pride Corp.	101,800	3,596,594
*	Prestige Brands Holdings, Inc.	4,800	63,120
	PriceSmart, Inc.	25,050	513,525
*	Pyramid Breweries, Inc.	8,925	32,041
#	Ralcorp Holdings, Inc.	800	46,528
* #	Redhook Ale Brewery, Inc.	9,200	65,596
#	Reynolds American, Inc.	269,200	17,508,768
	Ruddick Corp.	41,100	1,286,019
*	San Filippo (John B.) & Son, Inc.	9,000	99,540
#	Sanderson Farms, Inc.	29,200	1,255,308
#	Seaboard Corp.	1,100	2,439,800
*	Smart & Final Food, Inc.	15,300	336,753
*	Smithfield Foods, Inc.	97,113	3,121,212
	Spartan Stores, Inc.	6,800	179,520
* #	Spectrum Brands, Inc.	27,200	228,480
	SUPERVALU, Inc.	307,501	14,649,348
	Tasty Baking Co.	4,500	38,340
	The Topps Co., Inc.	60,400	617,288
*	TreeHouse Foods, Inc.	9,200	257,968
	Tyson Foods, Inc. Class A	405,030	9,028,119
#	Universal Corp.	39,000	2,479,230
	Weis Markets, Inc.	32,900	1,410,752
*	Wild Oats Markets, Inc.	1,000	17,200
*	Zapata Corp.	1,164	7,962
Total Consumer Staples			172,411,973

Energy — (10.5%)
	Adams Resources & Energy, Inc.	1,200	38,304
	Anadarko Petroleum Corp.	598,568	29,718,901
	Apache Corp.	487,346	39,353,189
#	Arch Coal, Inc.	2	81
*	Bois d’Arc Energy, Inc.	2,400	41,232
*	Brigham Exploration Co.	8,200	51,578
* #	Bristow Group, Inc.	22,700	1,118,202
*	Bronco Drilling Co., Inc.	7,400	123,876
	Cabot Oil & Gas Corp.	51,300	2,000,700
*	Callon Petroleum Co.	21,700	309,225
* #	Carrizo Oil & Gas, Inc.	100	4,067
	Chesapeake Energy Corp.	540,200	18,831,372
	Cimarex Energy Co.	67,000	2,816,010
*	Clayton Williams Energy, Inc.	18,190	460,389
*	Comstock Resources, Inc.	42,199	1,281,162
	ConocoPhillips	2,125,046	164,542,312
*	Dawson Geophysical Co.	400	21,292
* #	Delta Petroleum Corp.	8,728	171,418
	Devon Energy Corp.	617,500	47,411,650
	Diamond Offshore Drilling, Inc.	16,900	1,594,853
* #	Edge Petroleum Corp.	4,300	62,178
* #	Encore Acquisition Co.	30,600	843,030
*	Energy Partners, Ltd.	9,800	168,560

#	ENSCO International, Inc.	85,046	5,151,236
#	EOG Resources, Inc.	20,900	1,607,210
* #	Forest Oil Corp.	47,850	1,942,231
*	Giant Industries, Inc.	3,600	277,272
* #	Grey Wolf, Inc.	5,400	42,768
	Gulf Island Fabrication, Inc.	3,100	102,703
*	Gulfmark Offshore, Inc.	16,800	843,864
* #	Hanover Compressor Co.	64,583	1,614,575
* #	Harvest Natural Resources, Inc.	35,500	336,185
*	Helix Energy Solutions Group, Inc.	9,300	370,605
#	Helmerich & Payne, Inc.	86,900	2,945,041
	Hess Corp.	407,500	24,132,150
*	Horizon Offshore, Inc.	3,500	59,220
* #	Hornbeck Offshore Services, Inc.	6,100	243,451
*	Houston Exploration Co.	14,200	852,568
*	Infinity, Inc.	1,700	5,440
* #	Input/Output, Inc.	24,000	384,720
*	Key Energy Group, Inc.	3,000	55,650
*	Lone Star Technologies, Inc.	5,800	390,804
	Marathon Oil Corp.	306,495	37,947,146
*	Mariner Energy, Inc.	75,300	1,880,994
#	Massey Energy Co.	33,400	967,932
*	Matrix Service Co.	4,000	102,200
*	Meridian Resource Corp.	11,000	32,230
*	National-Oilwell, Inc.	3,579	338,037
* #	Natural Gas Services Group	13,400	226,326
*	Newfield Exploration Co.	63,880	3,068,795
*	Newpark Resources, Inc.	152,600	1,204,014
	Noble Energy, Inc.	249,740	15,806,045
#	Occidental Petroleum Corp.	81,552	4,482,913
*	Oil States International, Inc.	17,600	685,168
	Overseas Shipholding Group, Inc.	54,800	4,359,340
*	Parker Drilling Co.	2,476	28,944
*	Petrohawk Energy Corp.	139,962	2,281,381
*	Petroleum Development Corp.	16,200	825,714
*	PHI, Inc. Non-Voting	15,200	433,200
*	Pioneer Drilling Co.	20,500	315,905
	Pioneer Natural Resources Co.	156,600	8,083,692
*	Plains Exploration & Production Co.	20,710	1,095,973
#	Pogo Producing Co.	73,100	3,952,517
* #	Pride International, Inc.	98,500	3,546,985
*	Quest Resource Corp.	2,100	18,417
#	Range Resources Corp.	28,650	1,109,901
#	Rowan Companies, Inc.	66,200	2,613,576
*	SEACOR Holdings, Inc.	24,508	2,266,745
*	Stone Energy Corp.	14,400	469,872
*	Swift Energy Corp.	27,800	1,196,234
#	Tesoro Petroleum Corp.	61,800	3,824,184
#	Tidewater, Inc.	88,400	5,834,400
* #	Trico Marine Services, Inc.	16,600	699,026
*	Union Drilling, Inc.	7,200	109,800
*	Unit Corp.	30,900	1,903,749

*	Universal Compression Holdings, Inc.	26,300	1,954,353
	USEC, Inc.	126,300	2,917,530
#	Valero Energy Corp.	432,200	32,250,764
*	Whiting Petroleum Corp.	33,366	1,479,782
Total Energy			502,635,058

Financials — (29.7%)
	1st Independence Financial Group, Inc.	100	1,699
	1st Source Corp.	31,017	812,645
	21st Century Insurance Group	126,200	2,751,160
	A.G. Edwards, Inc.	48,600	4,284,576
	Advanta Corp. Class A	13,300	615,258
	Advanta Corp. Class B Non-Voting	17,700	889,602
	Affirmative Insurance Holdings, Inc.	1,000	15,450
	Alabama National Bancorporation	6,100	383,080
	Alfa Corp.	57,857	981,833
*	Allegheny Corp.	7,553	2,825,166
	Allstate Corp.	706,000	43,419,000
	AMBAC Financial Group, Inc.	153,300	13,737,213
*	AmComp, Inc.	4,100	37,679
	Amcore Financial, Inc.	4,265	127,054
	American Bancorp of New Jersey, Inc.	12,200	131,638
#	American Capital Strategies, Ltd.	104,204	5,046,600
#	American Equity Investment Life Holding Co.	88,700	1,063,513
	American Financial Group, Inc.	189,900	6,769,935
*	American Independence Corp.	866	9,379
	American International Group, Inc.	374,820	27,114,479
	American National Insurance Co.	24,100	3,468,954
*	American Physicians Capital, Inc.	4,950	202,356
	American West Bancorporation	7,786	154,474
*	AmeriCredit Corp.	105,100	2,790,405
*	AmeriServe Financial, Inc.	25,273	110,190
#	AON Corp.	273,300	11,730,036
* #	Argonaut Group, Inc.	31,050	1,028,686
* #	Asset Acceptance Capital Corp.	21,351	409,939
	Assurant, Inc.	159,200	9,464,440
	Astoria Financial Corp.	6,500	173,290
*	B of I Holding, Inc.	600	4,446
	Baldwin & Lyons, Inc. Class B	3,900	101,439
*	Bancinsurance Corp.	1,800	11,340
#	Bank of America Corp.	868,390	44,036,057
*	Bank of Florida Corp.	2,700	48,681
#	Bank of Granite Corp.	375	6,079
	BankAtlantic Bancorp, Inc. Class A	71,700	679,716
	BankFinancial Corp.	4,700	77,362
#	BankUnited Financial Corp. Class A	56,000	1,283,520
	Banner Corp.	10,066	362,577
	BB&T Corp.	437	18,402
	Bear Stearns Companies, Inc.	143,122	21,462,575
	Berkley (W.R.) Corp.	53,155	1,750,926
	Berkshire Hills Bancorp, Inc.	14,700	483,483
	Beverly Hills Bancorp, Inc.	27,600	205,068

* #	BFC Financial Corp.	4,800	20,160
	Blackrock, Inc.	111,100	17,058,294
*	BNCCORP, Inc.	494	8,892
	Boston Private Financial Holdings, Inc.	51,600	1,460,796
	Bristol West Holdings, Inc.	5,500	121,385
	Brookline Bancorp, Inc.	70,934	846,952
	Capital One Financial Corp.	387,603	30,922,967
	Capital Southwest Corp.	5,976	1,032,055
	Cardinal Financial Corp.	6,000	58,860
	Cash America International, Inc.	4,600	190,854
*	Centennial Bank Holdings, Inc.	6,300	55,188
	Center Bancorp, Inc.	7,370	113,498
	Central Pacific Financial Corp.	45,300	1,537,029
#	CFS Bancorp, Inc.	14,248	210,870
#	Chemical Financial Corp.	38,575	1,037,282
	Chubb Corp.	610,605	33,503,896
	Cincinnati Financial Corp.	178,850	8,123,367
	CIT Group, Inc.	293,400	17,583,462
	Citigroup, Inc.	44,969	2,450,361
	Citizens Community Bancorp, Inc.	200	1,856
	Citizens First Bancorp, Inc.	11,100	251,304
	Citizens Republic Bancorp, Inc.	31,100	592,144
	Citizens South Banking Corp.	1,842	23,504
* #	Citizens, Inc.	12,636	97,929
	City Holding Co.	6,500	247,715
	CNA Financial Corp.	241,900	12,293,358
*	CNA Surety Corp.	38,330	783,465
	Columbia Banking System, Inc.	6,623	200,942
	Comerica, Inc.	65,500	4,115,365
	Commerce Group, Inc.	93,900	3,201,051
*	Community Bancorp	1,000	29,680
#	Community Bank System, Inc.	47,100	968,376
#	Community Banks, Inc.	10,100	320,372
	Community West Bancshares	400	6,280
	Compass Bancshares, Inc.	2,700	189,000
* #	CompuCredit Corp.	37,805	1,391,980
*	Conseco, Inc.	50,480	994,961
*	Consumer Portfolio Services, Inc.	18,679	112,821
#	Corus Bankshares, Inc.	26,800	487,492
	Countrywide Financial Corp.	852,998	33,215,742
* #	Cowen Group, Inc.	27,048	482,266
*	Crescent Financial Corp.	4,070	46,520
*	Dearborn Bancorp, Inc.	5,880	96,902
	Delphi Financial Group, Inc. Class A	59,050	2,535,607
#	Delta Financial Corp.	21,600	282,960
	Dime Community Bancshares	26,512	357,912
	Donegal Group, Inc. Class A	31,969	488,167
#	Downey Financial Corp.	42,900	3,122,691
* #	E*TRADE Financial Corp.	165,100	3,954,145
	EMC Insurance Group, Inc.	24,800	628,680
	FBL Financial Group, Inc. Class A	41,500	1,596,920
#	Federal Agriculture Mortgage Corporation Class C	13,100	385,009

	Fidelity National Financial, Inc.	296,064	8,301,635
	Fidelity Southern Corp.	1,500	26,895
#	Financial Federal Corp.	16,050	436,399
*	Financial Industries Corp.	2,444	14,664
	Financial Institutions, Inc.	1,550	31,403
	First American Corp.	142,100	7,609,455
	First Charter Corp.	7,900	173,642
	First Citizens BancShares, Inc.	3,900	755,586
#	First Commonwealth Financial Corp.	72,200	816,582
	First Community Bancorp	26,900	1,519,312
	First Community Bancshares, Inc.	2,977	93,150
	First Defiance Financial Corp.	200	5,498
#	First Financial Corp.	22,275	639,961
	First Indiana Corp.	10,936	229,875
	First Merchants Corp.	31,341	763,153
	First National Lincoln Corp.	100	1,593
	First Niagara Financial Group, Inc.	161,480	2,215,506
	First PacTrust Bancorp, Inc.	600	15,174
	First Place Financial Corp.	28,703	600,180
	First Republic Bank	10,200	552,330
	First State Bancorporation	4,000	88,480
	Firstbank Corp.	210	3,982
*	FirstCity Financial Corp.	11,300	105,881
* #	FirstFed Financial Corp.	15,300	986,391
	Flagstar Bancorp, Inc.	61,500	790,890
	Flushing Financial Corp.	12,800	210,560
	FNB United Corp.	200	3,238
*	FPIC Insurance Group, Inc.	10,600	491,628
* #	Franklin Bank Corp.	27,700	456,773
* #	Franklin Credit Management Corp.	900	4,365
#	Fremont General Corp.	60,200	797,650
	Fulton Financial Corp.	18,913	288,423
	Gateway Financial Holdings, Inc.	14,852	214,908
#	GB&T Bancshares, Inc.	23,003	382,540
	German American Bancorp, Inc.	13,800	190,716
	Great American Financial Resources, Inc.	50,800	1,218,692
*	Great Lakes Bancorp, Inc.	7,390	104,199
	Greene Bancshares, Inc.	100	3,499
	GS Financial Corp.	100	2,034
	Hancock Holding Co.	1,500	59,310
	Hanover Insurance Group, Inc.	72,600	3,542,154
	Harleysville Group, Inc.	47,300	1,431,298
	Hartford Financial Services Group, Inc.	466,933	48,173,478
	HCC Insurance Holdings, Inc.	17,700	582,507
#	Hercules Technology Growth Capital, Inc.	26,693	385,981
	HMN Financial, Inc.	3,596	122,767
	Horace Mann Educators Corp.	63,400	1,415,088
	Horizon Financial Corp.	2,250	50,715
#	Hudson City Bancorp, Inc.	685,228	9,038,157
#	Huntington Bancshares, Inc.	1,700	38,182
	Independence Holding Co.	2,400	53,064
#	IndyMac Bancorp, Inc.	105,400	3,539,332

	Infinity Property & Casualty Corp.	32,000	1,690,560
	Integra Bank Corp.	20,600	469,062
	Irwin Financial Corp.	47,400	753,660
	ITLA Capital Corp.	2,000	109,880
#	Janus Capital Group, Inc.	294,229	8,144,259
	Jefferies Group, Inc.	45,600	1,397,184
	JPMorgan Chase & Co.	3,122,448	161,836,480
*	Kennedy-Wilson, Inc.	900	30,825
	KeyCorp	194,400	6,922,584
*	KMG America Corp.	3,250	17,842
	KNBT Bancorp, Inc.	48,100	729,677
* #	Knight Capital Group, Inc.	71,500	1,237,665
* #	LaBranche & Co., Inc.	2,500	20,650
#	Lakeland Bancorp, Inc.	17,134	240,219
#	LandAmerica Financial Group, Inc.	25,100	2,326,519
	Legacy Bancorp, Inc.	12,700	190,627
	Lehman Brothers Holdings, Inc.	181,842	13,343,566
#	Leucadia National Corp.	285,600	10,235,904
	Lincoln National Corp.	414,107	30,022,757
#	LNB Bancorp, Inc.	6,871	109,043
	Loews Corp.	802,700	40,961,781
	MAF Bancorp, Inc.	46,900	2,526,972
#	MainSource Financial Group, Inc.	20,610	353,461
*	Marlin Business Services, Inc.	12,600	259,434
	Marshall & Ilsley Corp.	980	47,030
#	MB Financial, Inc.	47,000	1,661,920
	MBIA, Inc.	200,950	13,373,222
	MCG Capital Corp.	84,200	1,485,288
*	Meadowbrook Insurance Group, Inc.	11,100	121,212
	Medallion Financial Corp.	20,360	232,715
	Mercer Insurance Group, Inc.	8,300	154,795
#	Mercury General Corp.	57,100	3,202,739
	Merrill Lynch & Co., Inc.	349,900	32,446,227
	MetLife, Inc.	1,031,200	70,121,600
	MGIC Investment Corp.	120,300	7,819,500
	MicroFinancial, Inc.	700	4,095
	Midland Co.	2,000	89,000
#	National City Corp.	656,887	22,721,721
#	National Penn Bancshares, Inc.	32,307	589,280
	National Western Life Insurance Co. Class A	700	176,302
	Nationwide Financial Services, Inc.	80,500	4,983,755
*	Navigators Group, Inc.	16,100	797,111
#	New York Community Bancorp, Inc.	419,633	7,335,185
	NewAlliance Bancshares, Inc.	167,400	2,698,488
*	Newtek Business Services, Inc.	4,600	8,970
*	NexCen Brands, Inc.	17,690	226,078
*	Northeast Community Bancorp, Inc.	13,378	162,810
	Northrim BanCorp, Inc.	100	2,688
#	Northwest Bancorp, Inc.	2,100	59,178
	NYMAGIC, Inc.	13,520	566,623
	Oak Hill Financial, Inc.	6,400	135,552
#	OceanFirst Financial Corp.	2,300	41,262

* #	Ocwen Financial Corp.	40,100	567,816
	Odyssey Re Holdings Corp.	111,800	4,793,984
	Ohio Casualty Corp.	97,900	4,215,574
	Old Republic International Corp.	339,812	7,360,328
#	Omega Financial Corp.	21,511	614,569
*	Pacific Mercantile Bancorp	1,000	13,780
*	Pacific Premier Bancorp, Inc.	300	3,054
	Pamrapo Bancorp, Inc.	100	2,093
	Partners Trust Financial Group, Inc.	77,727	844,892
*	Patriot Capital Funding, Inc.	3,500	52,465
*	Pelican Financial, Inc. Escrow Shares	300	—
*	Penn Treaty American Corp.	12,764	77,477
*	Pennsylvania Commerce Bancorp, Inc.	100	2,693
	Peoples Bancorp, Inc. OH	13,862	382,730
	PFF Bancorp, Inc.	31,500	945,315
* #	Pico Holdings, Inc.	18,700	879,087
*	Piper Jaffray Companies, Inc.	3,100	207,390
*	PMA Capital Corp. Class A	38,757	412,374
	PMI Group, Inc.	125,700	6,214,608
	Premier Financial Bancorp, Inc.	400	6,180
	Presidential Life Corp.	23,958	437,473
	Princeton National Bancorp, Inc.	200	5,770
	Principal Financial Group, Inc.	308,500	18,756,800
* #	ProAssurance Corp.	29,375	1,660,275
	ProCentury Corp.	16,960	322,918
	Protective Life Corp.	105,900	5,298,177
	Provident Financial Holdings, Inc.	9,189	228,163
	Provident Financial Services, Inc.	105,828	1,777,910
	Provident New York Bancorp	68,600	940,506
	Prudential Financial, Inc.	578,000	58,967,560
	Radian Group, Inc.	124,904	7,731,558
	Rainier Pacific Financial Group, Inc.	10,000	204,000
	Regions Financial Corp.	708,511	25,272,587
#	Reinsurance Group of America, Inc.	97,700	6,104,296
	Renasant Corp.	21,450	521,664
*	Republic First Bancorp, Inc.	744	7,433
	Resource America, Inc.	17,900	421,545
*	Rewards Network, Inc.	22,100	86,411
	Riverview Bancorp, Inc.	9,042	126,226
	RLI Corp.	34,200	1,964,790
	Rome Bancorp, Inc.	11,180	139,526
*	RTW, Inc.	2,300	19,665
	SAFECO Corp.	162,566	10,201,017
	Sanders Morris Harris Group, Inc.	7,800	106,782
*	SCPIE Holdings, Inc.	700	14,980
*	Seabright Insurance Holdings	6,700	119,863
	Security Bank Corp.	23,611	485,442
	Selective Insurance Group, Inc.	82,800	2,266,236
	Simmons First National Corp. Class A	22,502	634,781
	Sky Financial Group, Inc.	106,756	2,935,790
	South Financial Group, Inc.	94,679	2,253,360
	Southern Community Financial Corp.	23,587	223,841

	Sovereign Bancorp, Inc.	700,083	16,269,929
	StanCorp Financial Group, Inc.	69,000	3,509,340
	State Auto Financial Corp.	58,300	1,803,802
	Sterling Financial Corp.	19,188	580,245
	Stewart Information Services Corp.	27,600	1,093,512
*	Stratus Properties, Inc.	500	18,070
*	Sun American Bancorp	560	6,608
*	Sun Bancorp, Inc.	26,155	465,297
	SunTrust Banks, Inc.	526,020	46,968,326
* #	Superior Bancorp	3,700	37,703
#	Susquehanna Bancshares, Inc.	78,102	1,681,536
*	SVB Financial Group	80	4,246
	SWS Group, Inc.	16,200	391,068
	Synergy Financial Group, Inc.	10,364	141,572
	Taylor Capital Group, Inc.	5,299	159,765
	The Phoenix Companies, Inc.	88,600	1,394,564
	The Travelers Companies, Inc.	1,009,200	54,668,364
	TierOne Corp.	24,600	769,734
	Timberland Bancorp, Inc.	1,500	52,395
	Torchmark Corp.	115,100	8,069,661
	Transatlantic Holdings, Inc.	80,903	5,797,509
*	Triad Guaranty, Inc.	14,400	642,096
	UMB Financial Corp.	46,740	1,804,631
#	Umpqua Holdings Corp.	84,900	2,119,104
*	Unico American Corp.	1,900	22,363
	UnionBanCal Corp.	500	30,690
	United Community Financial Corp.	53,200	562,856
	United Financial Bancorp, Inc.	300	4,587
#	United Fire & Casualty Co.	38,623	1,512,090
*	United PanAm Financial Corp.	8,100	127,170
* #	United Western Bancorp, Inc.	9,200	232,208
	Unitrin, Inc.	109,700	5,373,106
	Unity Bancorp, Inc.	1,701	20,208
*	Universal American Financial Corp.	46,291	982,758
	Unum Group	498,400	13,227,536
	Wachovia Corp.	979,854	53,098,288
	Washington Federal, Inc.	135,145	3,389,437
	Washington Mutual, Inc.	1,162,678	50,832,282
	Washington Savings Bank, FSB	100	855
	Webster Financial Corp.	87,000	3,914,130
	Wesbanco, Inc.	34,658	1,086,528
	Wesco Financial Corp.	3,944	1,699,864
	Whitney Holding Corp.	8,775	272,376
	Willow Financial Bancorp, Inc.	20,695	252,479
	Wilshire Enterprises, Inc.	600	3,420
	Wintrust Financial Corp.	500	22,945
	Yardville National Bancorp	2,500	90,000
Total Financials			1,418,735,523

Health Care — (2.5%)
*	Accelrys, Inc.	10,000	64,000
	Aetna, Inc.	218,373	11,558,483

*	Air Methods Corp.	3,200	113,024
*	Albany Molecular Research, Inc.	34,810	495,346
*	Allied Healthcare International, Inc.	40,155	120,867
*	Allion Healthcare, Inc.	17,000	85,000
#	Alpharma, Inc. Class A	48,730	1,184,139
*	American Dental Partners, Inc.	2,650	68,423
	AmerisourceBergen Corp.	212,144	10,866,016
*	AMICAS, Inc.	17,150	53,851
*	AMN Healthcare Services, Inc.	150	3,378
	Analogic Corp.	19,133	1,262,778
*	AngioDynamics, Inc.	4,150	65,778
*	Applera Corp. - Celera Group	83,600	1,116,060
* #	Arena Pharmaceuticals, Inc.	2,400	33,360
*	Arqule, Inc.	5,800	52,084
	Atrion Corp.	100	9,108
* #	ATS Medical, Inc.	17,700	28,674
*	Avigen, Inc.	3,116	20,908
*	Bio-Rad Laboratories, Inc. Class A	3,500	261,450
*	BioScrip, Inc.	53,700	225,003
*	Bioveris Corp.	600	12,828
* #	Boston Scientific Corp.	658,657	10,321,155
*	Bradley Pharmaceuticals, Inc.	20,400	450,432
*	Bruker BioSciences Corp.	12,700	108,458
*	Caliper Life Sciences, Inc.	58,600	269,560
*	Cantel Medical Corp.	20,847	370,034
*	Capital Senior Living Corp.	8,300	92,296
*	Cardiac Science Corp.	26,800	281,668
*	Charles River Laboratories International, Inc.	1,200	63,804
#	Chemed Corp.	1,900	127,300
#	Cigna Corp.	48,400	8,113,292
*	Community Health Systems, Inc.	700	26,684
*	Conmed Corp.	32,750	1,025,403
#	Cooper Companies, Inc.	61,837	3,409,692
*	Cross Country Healthcare, Inc.	36,400	633,724
*	CryoLife, Inc.	1,100	16,060
	Datascope Corp.	10,777	397,132
* #	Dendreon Corp.	14,800	126,984
*	Dyax Corp.	12,578	58,362
* #	Emisphere Technologies, Inc.	1,000	3,950
* #	Enzon Pharmaceuticals, Inc.	100	847
*	E-Z-EM, Inc.	11,200	191,296
*	Gene Logic, Inc.	41,880	61,145
*	Genesis HealthCare Corp.	19,200	1,311,360
* #	Genitope Corp.	33,100	118,167
*	Gentiva Health Services, Inc.	29,100	595,968
*	Greatbatch, Inc.	25,300	760,012
*	Hanger Orthopedic Group, Inc.	9,000	102,960
*	Harvard Bioscience, Inc.	13,573	70,172
#	Health Management Associates, Inc.	51,400	565,400
*	Health Net, Inc.	1,000	57,080
*	HealthTronics, Inc.	20,819	99,931
* #	HLTH Corp.	154,720	2,334,725

*	HMS Holdings Corp.	3,200	65,632
	Hooper Holmes, Inc.	63,800	231,594
*	Horizon Health Corp.	96	1,921
*	Humana, Inc.	21,100	1,309,255
* #	Illumina, Inc.	24,400	796,172
*	ImmunoGen, Inc.	1,300	7,319
* #	IMPATH Bankruptcy Liquidating Trust	600	756
*	IMPATH, Inc.	600	—
*	Infinity Pharmaceuticals, Inc.	4,925	53,190
* #	Inspire Pharmaceuticals, Inc.	5,100	30,243
*	IntegraMed America, Inc.	7,750	89,745
	Invacare Corp.	8,400	149,100
*	Invitrogen Corp.	35,600	2,578,864
*	Iridex Corp.	1,200	6,612
*	Kindred Healthcare, Inc.	43,700	1,398,400
* #	La Jolla Pharmaceutical Co.	2,400	12,888
*	Langer, Inc.	13,247	67,560
*	Lannet Co., Inc.	6,500	42,640
* #	LifePoint Hospitals, Inc.	2,871	116,534
* #	Martek Biosciences Corp.	4,400	92,092
* #	Matria Healthcare, Inc.	1,300	41,600
*	Maxygen, Inc.	31,700	322,389
	McKesson Corp.	136,600	8,623,558
*	MedCath Corp.	18,800	620,400
*	Medco Health Solutions, Inc.	81,500	6,337,440
*	Medical Staffing Network Holdings, Inc.	15,400	91,168
*	MEDTOX Scientific, Inc.	6,750	166,050
*	Microtek Medical Holdings, Inc.	39,800	182,284
* #	Millennium Pharmaceuticals, Inc.	256,435	2,787,448
* #	Nabi Biopharmaceuticals	12,200	62,708
* #	Neose Technologies, Inc.	60	159
* #	Neurocrine Biosciences, Inc.	36,600	425,292
*	Neurogen Corp.	500	3,865
*	New Brunswick Scientific Co., Inc.	300	2,373
*	North American Scientific, Inc.	550	770
*	Nutraceutical International Corp.	6,400	104,640
#	Omnicare, Inc.	64,800	2,424,816
#	Option Care, Inc.	2,900	43,703
*	Orchid Cellmark, Inc.	3,350	17,152
*	Osteotech, Inc.	19,590	143,399
*	Parexel International Corp.	7,800	313,716
*	PDI, Inc.	14,000	146,860
*	Pediatric Services of America, Inc.	5,000	79,250
	PerkinElmer, Inc.	152,800	4,050,728
	Perrigo Co.	1,900	37,164
*	Pharmacyclics, Inc.	500	1,725
*	Pharmanet Development Group, Inc.	28,040	900,364
*	Prospect Medical Holdings, Inc.	2,000	11,000
* #	PSS World Medical, Inc.	3,749	70,294
* #	Quidel Corp.	500	7,345
*	Regeneration Technologies, Inc.	900	9,045
*	RehabCare Group, Inc.	23,681	373,686

*	Res-Care, Inc.	5,600	115,920
*	Respironics, Inc.	472	20,839
* #	Rotech Healthcare, Inc.	100	129
* #	Savient Pharmaceuticals, Inc.	32,589	463,416
* #	Sciele Pharma, Inc.	3,665	90,599
* #	Spectrum Pharmaceuticals, Inc.	2,400	15,720
*	SRI/Surgical Express, Inc.	700	3,661
*	Sunrise Senior Living, Inc.	19,500	763,620
*	Symbion, Inc.	20,300	444,164
*	Synovis Life Technologies, Inc.	7,880	110,005
*	Theragenics Corp.	26,800	117,652
* #	Thermo Fisher Scientific, Inc.	120,400	6,573,840
* #	Thoratec Corp.	5,930	117,473
*	Triad Hospitals, Inc.	80,462	4,305,522
*	Urologix, Inc.	19,972	48,133
*	Viasys Healthcare, Inc.	13,317	571,965
*	Vical, Inc.	21,530	105,712
*	Watson Pharmaceuticals, Inc.	94,400	2,913,184
*	WellPoint, Inc.	97,678	7,951,966
*	Zoll Medical Corp.	7,600	170,620
Total Health Care			120,222,659

Industrials — (8.8%)
* #	AAR Corp.	12,400	403,000
*	ABX Air, Inc.	1,746	11,035
*	Accuride Corp.	4,900	77,028
	Aceto Corp.	31,800	280,476
*	Active Power, Inc.	10,134	17,228
* #	AGCO Corp.	91,300	3,951,464
	Alamo Group, Inc.	12,835	325,881
*	Alaska Air Group, Inc.	38,800	1,131,408
#	Albany International Corp. Class A	17,000	665,040
#	Alexander & Baldwin, Inc.	63,000	3,369,870
* #	Allied Defense Group, Inc.	1,700	15,453
*	Allied Waste Industries, Inc.	320,600	4,315,276
* #	American Superconductor Corp.	3,800	65,892
#	Ameron International Corp.	7,300	573,050
	Ampco-Pittsburgh Corp.	2,100	79,548
* #	AMR Corp.	2,200	62,370
#	Amrep Corp.	500	29,150
	Angelica Corp.	10,000	251,000
	Apogee Enterprises, Inc.	8,500	209,270
	Applied Industrial Technologies, Inc.	53,325	1,560,290
	Applied Signal Technologies, Inc.	2,300	37,329
#	Arkansas Best Corp.	24,100	995,089
*	Armor Holdings, Inc.	8,200	704,626
* #	Arotech Corp.	15,400	44,968
*	Avis Budget Group, Inc.	103,018	3,116,295
*	Axsys Technologies, Inc.	10,900	226,175
*	AZZ, Inc.	6,800	230,860
#	Barnes Group, Inc.	15,000	442,350
#	Belden, Inc.	64,950	3,719,037

	Bowne & Co., Inc.	19,714	382,254
#	Briggs & Stratton Corp.	45,300	1,469,985
	Burlington Northern Santa Fe Corp.	523,260	48,731,204
#	C&D Technologies, Inc.	22,900	142,667
*	Casella Waste Systems, Inc. Class A	1,600	17,152
*	CBIZ, Inc.	42,800	320,144
	CDI Corp.	8,600	287,584
*	Celadon Group, Inc.	4,500	74,295
	Champion Industries, Inc.	3,043	22,427
	CIRCOR International, Inc.	18,850	719,882
	Comfort Systems USA, Inc.	15,500	217,000
*	Commercial Vehicle Group, Inc.	31,670	614,081
*	Competitive Technologies, Inc.	1,200	3,120
*	Compudyne Corp.	9,009	46,036
*	Consolidated Graphics, Inc.	5,500	399,300
*	Cornell Companies, Inc.	3,700	88,171
* #	Corrections Corporation of America	6,450	417,960
*	Covenant Transport, Inc. Class A	4,850	54,660
*	CPI Aerostructures, Inc.	7,194	58,991
	CSX Corp.	672,000	30,535,680
	Cubic Corp.	37,500	942,375
#	Curtiss-Wright Corp.	2,144	96,630
	Deere & Co.	2,300	277,081
* #	Distributed Energy Systems Corp.	1,900	1,406
*	Dollar Thrifty Automotive Group, Inc.	22,900	1,064,392
#	Donnelley (R.R.) & Sons Co.	133,300	5,707,906
#	DRS Technologies, Inc.	62,400	3,204,240
*	Ducommun, Inc.	19,378	483,869
	Eaton Corp.	200	18,748
#	EDO Corp.	6,100	204,777
*	EGL, Inc.	5,400	250,290
*	Electro Rent Corp.	23,437	337,727
#	Encore Wire Corp.	7,550	219,328
*	EnerSys	38,600	699,432
	Ennis, Inc.	40,100	958,390
*	EnPro Industries, Inc.	24,200	1,005,268
* #	Esterline Technologies Corp.	21,200	964,600
*	Exponent, Inc.	1,600	36,800
*	ExpressJet Holdings, Inc.	60,900	376,971
	Federal Signal Corp.	35,700	583,338
	FedEx Corp.	4,782	533,767
*	First Consulting Group, Inc.	1,900	17,195
#	Florida East Coast Industries, Inc.	9,300	778,689
* #	Foster (L.B.) Co. Class A	700	18,669
* #	Frontier Airlines Holdings, Inc.	15,400	93,478
	Frozen Food Express Industries, Inc.	6,500	67,275
* #	FuelCell Energy, Inc.	13,772	95,027
	G & K Services, Inc. Class A	29,943	1,139,930
*	Gardner Denver Machinery, Inc.	3,910	161,053
	GATX Corp.	80,297	4,131,281
* #	Gehl Co.	13,350	396,629
* #	Genesee & Wyoming, Inc.	7,050	229,337

* #	Genlyte Group, Inc.	3,400	296,208
*	GP Strategies Corp.	14,909	158,930
	Granite Construction, Inc.	4,800	328,752
#	Greenbrier Companies, Inc.	6,000	189,180
* #	Griffon Corp.	26,670	622,478
	Hardinge, Inc.	13,749	428,419
#	Heico Corp.	9,400	403,260
	Heico Corp. Class A	4,770	170,718
*	Henry Bros. Electronics, Inc.	1,900	8,265
*	Herley Industries, Inc.	5,800	91,292
*	Hub Group, Inc. Class A	2,000	73,960
*	Hudson Highland Group, Inc.	3,780	81,572
	Hunt (J.B.) Transport Services, Inc.	100,000	2,914,000
*	Huttig Building Products, Inc.	21,100	171,332
	IKON Office Solutions, Inc.	208,000	3,030,560
*	Industrial Distribution Group, Inc.	1,300	14,768
*	Infrasource Services, Inc.	3,000	108,600
* #	Innovative Solutions & Support, Inc.	1,200	31,536
* #	Insituform Technologies, Inc. Class A	9,500	200,355
	Interpool, Inc.	20,000	539,800
*	Intersections, Inc.	16,509	171,363
* #	JetBlue Airways Corp.	109,500	1,180,410
*	Kadant, Inc.	5,957	177,816
	Kaman Corp. Class A	38,097	1,119,290
* #	Kansas City Southern	69,900	2,869,395
	Kelly Services, Inc. Class A	50,004	1,441,115
	Kennametal, Inc.	63,100	4,853,652
*	Key Technology, Inc.	5,100	103,122
*	Kforce, Inc.	900	14,463
*	K-Tron International, Inc.	200	18,710
*	Labor Ready, Inc.	3,600	86,400
* #	Ladish Co., Inc.	3,000	133,170
	Laidlaw International, Inc.	131,475	4,509,593
*	Layne Christensen Co.	800	36,008
	Lennox International, Inc.	44,800	1,534,400
	LSI Industries, Inc.	7,550	115,213
*	Lydall, Inc.	4,800	67,728
*	M&F Worldwide Corp.	21,400	1,461,406
*	Mac-Gray Corp.	7,000	106,190
	Macquarie Infrastucture Co. Trust	3,700	165,057
*	Magnetek, Inc.	14,100	70,218
*	MAIR Holdings, Inc.	1,620	10,724
	Manpower, Inc.	27,200	2,502,400
*	Marten Transport, Ltd.	17,300	334,928
	McGrath Rentcorp.	5,108	159,012
* #	Medialink Worldwide, Inc.	10,000	51,700
*	Merrimac Industries, Inc.	1,100	10,890
* #	Mesa Air Group, Inc.	25,000	176,250
*	MFRI, Inc.	1,200	28,620
*	Miller Industries, Inc.	2,800	68,488
*	Misonix, Inc.	5,200	29,068
* #	Mobile Mini, Inc.	15,500	468,100

* #	Moog, Inc. Class A	6,862	295,478
	Mueller Industries, Inc.	24,100	843,259
	Mueller Water Products, Inc. Class B	49,804	789,393
	NACCO Industries, Inc. Class A	9,700	1,649,000
*	Nashua Corp.	400	4,136
*	National Patent Development Corp.	7,600	21,660
*	National Technical Systems, Inc.	7,800	51,246
* #	NCI Building Systems, Inc.	12,600	647,766
	Norfolk Southern Corp.	571,500	33,078,420
	Northrop Grumman Corp.	517,210	39,106,248
*	Old Dominion Freight Line, Inc.	675	21,080
* #	Orbital Sciences Corp.	25,013	515,518
* #	Owens Corning, Inc.	51,222	1,838,870
*	P.A.M. Transportation Services, Inc.	500	9,180
#	Paccar, Inc.	5,737	500,439
*	Paragon Technologies, Inc.	1,727	10,172
	Parker Hannifin Corp.	2,600	263,536
*	Park-Ohio Holdings Corp.	10,900	254,188
*	Patrick Industries, Inc.	200	2,704
* #	Patriot Transportation Holding, Inc.	206	18,425
	Pentair, Inc.	79,800	2,951,802
* #	PHH Corp.	51,338	1,591,478
*	Powell Industries, Inc.	1,700	47,600
* #	Power-One, Inc.	9,900	36,234
#	Precision Castparts Corp.	96,110	11,490,912
#	Preformed Line Products Co.	850	43,112
* #	Protection One, Inc.	3,441	52,613
	Providence & Worcester Railroad Co.	1,000	19,450
#	PW Eagle, Inc.	500	16,005
* #	Quanta Services, Inc.	43,000	1,290,430
	Raytheon Co.	420,600	23,385,360
*	RCM Technologies, Inc.	19,400	122,220
	Regal-Beloit Corp.	42,000	2,041,620
* #	Republic Airways Holdings, Inc.	48,800	1,140,456
	Robbins & Myers, Inc.	13,600	610,912
*	Rush Enterprises, Inc. Class A	24,071	589,980
	Ryder System, Inc.	98,100	5,289,552
*	Saia, Inc.	10,800	308,772
	Schawk, Inc.	34,800	709,572
* #	School Specialty, Inc.	19,000	663,860
*	Sequa Corp. Class A	3,100	341,000
*	Sequa Corp. Class B	700	77,000
	Servidyne, Inc.	2,187	9,513
* #	Shaw Group, Inc.	25,300	1,023,638
* #	Sirva, Inc.	50,000	142,500
	Skywest, Inc.	95,630	2,632,694
#	Smith (A.O.) Corp.	24,700	970,463
	Southwest Airlines Co.	938,800	13,434,228
*	Spherion Corp.	22,800	224,580
	SPX Corp.	89,900	7,899,513
	Standard Register Co.	7,600	90,516
	Standex International Corp.	16,800	479,304

	Steelcase, Inc. Class A	37,300	724,366
	Supreme Industries, Inc.	1,610	10,224
	Sypris Solutions, Inc.	9,525	78,581
* #	SYS	3,800	8,056
	TAL International Group, Inc.	1,100	28,622
	Technology Research Corp.	9,673	52,137
	Tecumseh Products Co. Class A	12,300	196,431
	Teleflex, Inc.	23,500	1,887,050
*	TeleTech Holdings, Inc.	4,378	154,018
*	Terex Corp.	23,600	2,000,572
	Textron, Inc.	48,200	5,171,860
*	The Geo Group, Inc.	2,400	130,800
* #	The Lamson & Sessions Co.	12,300	343,539
* #	Thomas & Betts Corp.	42,500	2,465,850
#	Timken Co.	123,300	4,335,228
	Todd Shipyards Corp.	1,100	22,682
*	TRC Companies, Inc.	19,929	263,860
	Tredegar Industries, Inc.	50,900	1,176,299
*	Trex Co., Inc.	3,000	60,000
#	Trinity Industries, Inc.	79,350	3,663,590
	Triumph Group, Inc.	5,400	356,832
*	TRM Corp.	17,750	25,205
*	U.S. Xpress Enterprises, Inc. Class A	800	11,112
* #	UAL Corp.	26,600	1,044,316
	Union Pacific Corp.	409,400	49,406,392
*	United Rentals, Inc.	71,400	2,395,470
*	United Stationers, Inc.	9,700	650,773
	Universal Forest Products, Inc.	16,700	802,936
*	URS Corp.	48,900	2,458,692
*	US Airways Group, Inc.	1	36
*	USA Truck, Inc.	1,600	26,800
	Viad Corp.	22,000	976,140
	Vicor Corp.	12,800	151,936
*	Volt Information Sciences, Inc.	20,100	499,083
	Wabash National Corp.	40,300	589,589
#	Walter Industries, Inc.	45,340	1,459,495
* #	Washington Group International, Inc.	1,600	134,400
* #	Waste Connections, Inc.	19,425	598,679
	Waste Industries USA, Inc.	16,100	502,159
	Watsco, Inc. Class A	9,000	568,890
	Watts Water Technologies, Inc.	15,600	591,240
*	WCA Waste Corp.	700	5,866
#	Werner Enterprises, Inc.	103,998	2,010,281
*	Westaff, Inc.	19,300	103,255
*	Willis Lease Finance Corp.	1,200	13,500
* #	Wolverine Tube, Inc.	2,400	4,512
	Woodward Governor Co.	670	37,011
* #	YRC Worldwide, Inc.	48,891	1,965,418
Total Industrials			420,359,223

Information Technology — (5.4%)
*	3Com Corp.	296,065	1,385,584

*	Actel Corp.	34,100	476,377
*	ActivIdentity Corp.	60,023	270,104
*	Activision, Inc.	2,810	55,610
*	Adaptec, Inc.	92,553	376,691
*	ADC Telecommunications, Inc.	1,839	30,803
* #	Advanced Micro Devices, Inc.	17,000	242,590
*	Aeroflex, Inc.	24,500	346,430
*	Aetrium, Inc.	1,200	5,496
*	Agile Software Corp.	58,400	468,368
	Agilysys, Inc.	32,970	716,108
*	Alliance Semiconductor Corp.	3,961	18,617
	American Software, Inc. Class A	8,900	85,974
*	American Technical Ceramics Corp.	1,002	14,749
* #	Anadigics, Inc.	2,000	25,180
*	Anaren, Inc.	10,700	186,822
*	Andrew Corp.	168,594	2,230,499
* #	Anixter International, Inc.	12,544	926,500
*	Answerthink, Inc.	29,435	104,200
*	Applied Micro Circuits Corp.	303,408	852,576
* #	Ariba, Inc.	23,700	220,647
*	Arrow Electronics, Inc.	121,300	4,979,365
	Astro-Med, Inc.	250	2,875
*	Atmel Corp.	48,508	271,160
*	Authentidate Holding Corp.	9,600	14,688
*	Authorize.Net Holdings, Inc.	7,900	129,244
*	Autobytel, Inc.	21,400	93,304
* #	Avici Systems, Inc.	15,400	139,986
* #	Avid Technology, Inc.	1,417	48,320
*	Avnet, Inc.	113,700	4,870,908
*	Avocent Corp.	17,500	490,525
	AVX Corp.	240,700	4,330,193
*	Aware, Inc.	19,335	102,282
*	Axcelis Technologies, Inc.	103,900	668,077
*	AXT, Inc.	20,100	77,385
* #	BearingPoint, Inc.	29,000	214,310
	Bel Fuse, Inc. Class B	12,200	443,104
*	Bell Industries, Inc.	2,700	11,718
* #	Bell Microproducts, Inc.	14,400	92,736
* #	Benchmark Electronics, Inc.	53,846	1,190,535
*	BISYS Group, Inc.	123,900	1,455,825
#	Black Box Corp.	25,500	928,965
	Bogen Communications International, Inc.	700	4,725
* #	Bookham, Inc.	45,000	96,750
* #	Borland Software Corp.	67,300	401,108
*	Bottomline Technologies, Inc.	1,000	12,680
*	Brocade Communications Systems, Inc.	65,925	605,192
* #	Brooks Automation, Inc.	82,600	1,461,194
*	CalAmp Corp.	22,300	99,904
*	California Micro Devices Corp.	15,510	75,534
*	CallWave, Inc.	18,500	67,525
*	Captaris, Inc.	63,000	324,450
*	Carrier Access Corp.	30,000	119,400

*	Catalyst Semiconductor, Inc.	18,345	69,711
*	Catapult Communications Corp.	19,395	196,471
*	C-COR, Inc.	15,400	225,456
*	Centillium Communications, Inc.	6,200	13,640
*	CEVA, Inc.	27,674	204,788
* #	CheckFree Corp.	13,000	510,250
*	Checkpoint Systems, Inc.	25,700	643,271
*	Ciber, Inc.	31,700	282,447
* #	Ciena Corp.	316	10,845
*	Ciprico, Inc.	500	4,010
*	Clarus Corp.	8,250	80,850
* #	Coherent, Inc.	28,800	893,376
#	Cohu, Inc.	32,281	659,824
	Comarco, Inc.	8,700	52,548
* #	CommScope, Inc.	15,600	853,788
*	Computer Horizons Corp.	18,400	13,064
*	Computer Sciences Corp.	166,800	9,240,720
*	Computer Task Group, Inc.	3,800	17,898
*	Compuware Corp.	231,000	2,624,160
*	Comverse Technology, Inc.	29,152	668,164
* #	Conexant Systems, Inc.	5,910	7,624
*	Convergys Corp.	54,800	1,410,552
*	Cosine Communications, Inc.	800	2,720
*	Covansys Corp.	5,579	188,514
*	Credence Systems Corp.	133,953	444,724
* #	Cree, Inc.	2,000	45,000
	CTS Corp.	34,200	411,084
*	Cyberoptics Corp.	14,297	196,441
	Dataram Corp.	4,400	19,580
* #	Digi International, Inc.	16,900	237,445
*	Digimarc Corp.	16,300	153,546
*	Digital Angel Corp.	5,200	9,464
*	Diodes, Inc.	1,575	58,259
*	Ditech Networks, Inc.	47,600	380,800
*	Dot Hill Systems Corp.	41,970	167,460
*	Dynamics Research Corp.	10,710	140,194
* #	EarthLink, Inc.	22,700	187,956
* #	Echelon Corp.	9,400	163,936
*	Edgewater Technology, Inc.	4,093	34,422
*	EFJ, Inc.	6,900	36,432
*	eFunds Corp.	15,900	537,579
*	Electro Scientific Industries, Inc.	30,200	623,630
	Electronic Data Systems Corp.	516,200	14,871,722
*	Electronics for Imaging, Inc.	18,300	521,733
* #	EMCORE Corp.	7,300	35,405
*	EMS Technologies, Inc.	19,900	404,567
* #	Endwave Corp.	13,600	167,416
*	Entegris, Inc.	126,900	1,459,350
*	Entertainment Distribution Co., Inc.	32,544	68,993
* #	EPIQ Systems, Inc.	13,000	343,200
*	ePlus, Inc.	8,465	82,449
* #	eSpeed, Inc.	14,500	131,950

*	Exar Corp.	7,100	96,489
*	Extreme Networks, Inc.	23,332	87,495
* #	Fairchild Semiconductor Corp. Class A	50,966	938,794
*	Faro Technologies, Inc.	1,300	43,147
	Fidelity National Information Services, Inc.	91,521	4,934,812
	Frequency Electronics, Inc.	10,400	109,616
*	FSI International, Inc.	12,400	53,940
*	Genesis Microchip, Inc.	12,200	105,896
*	Gerber Scientific, Inc.	3,700	42,217
*	Globecomm Systems, Inc.	10,200	139,026
*	Greenfield Online, Inc.	9,100	143,780
*	GSE Systems, Inc.	1,415	9,551
*	GTSI Corp.	7,118	94,242
*	Hewitt Associates, Inc. Class A	1,100	33,022
	Hewlett-Packard Co.	1,945,200	88,915,092
*	hi/fn, inc.	10,571	62,792
* #	Hutchinson Technology, Inc.	28,000	511,840
*	Hypercom Corp.	22,000	133,100
*	iGATE Capital Corp.	6,138	44,194
	Imation Corp.	49,600	1,880,336
*	InFocus Corp.	31,900	78,474
*	Inforte Corp.	500	2,090
	InfoSpace, Inc.	33,900	829,872
*	Ingram Micro, Inc.	163,300	3,383,576
*	Innovex, Inc.	9,800	15,288
*	Insight Enterprises, Inc.	38,300	848,728
*	Integrated Device Technology, Inc.	132,200	1,984,322
*	Integrated Silicon Solution, Inc.	33,750	192,038
*	Interlink Electronics, Inc.	400	784
* #	International Rectifier Corp.	69,900	2,532,477
* #	Internet Capital Group, Inc.	50,872	594,185
*	Interphase Corp.	2,500	23,825
	Intersil Corp.	207,865	6,256,737
*	Interwoven, Inc.	47,100	705,558
*	Intest Corp.	9,034	41,285
*	IntriCon Corp.	500	3,500
*	Iomega Corp.	7,200	30,744
* #	iPass, Inc.	14,700	78,204
*	IXYS Corp.	11,294	105,599
*	Jaco Electronics, Inc.	1,300	3,172
*	JDA Software Group, Inc.	10,300	187,357
* #	Juniper Networks, Inc.	88,746	2,166,290
*	Keane, Inc.	49,000	695,310
	Keithley Instruments, Inc.	6,600	87,582
* #	Kemet Corp.	18,400	141,312
*	Key Tronic Corp.	9,400	42,300
*	Keynote Systems, Inc.	10,900	172,220
* #	Komag, Inc.	4,100	99,466
*	Kopin Corp.	51,100	182,938
* #	L-1 Identity Solutions, Inc.	71,603	1,530,872
* #	Lattice Semiconductor Corp.	133,600	704,072
* #	Lawson Software, Inc.	61,900	568,242

* #	LeCroy Corp.	13,100	120,520
*	Logility, Inc.	443	4,133
*	LookSmart, Ltd.	27,080	92,614
*	Loral Space & Communications, Inc.	22,254	1,043,713
*	LSI Corp.	121,700	1,056,356
*	LTX Corp.	14,651	85,708
*	Management Network Group, Inc.	3,200	6,240
#	Maximus, Inc.	28,300	1,223,126
*	MedQuist, Inc.	4,500	37,800
* #	Mercury Computer Systems, Inc.	25,600	333,312
*	Merix Corp.	18,500	138,380
	Methode Electronics, Inc.	57,888	872,951
*	Micron Technology, Inc.	419,800	5,113,164
*	Microtune, Inc.	5,400	27,594
*	MIVA, Inc.	5,400	30,078
*	MKS Instruments, Inc.	61,590	1,678,328
*	Mobius Management Systems, Inc.	1,300	13,000
*	Moldflow Corp.	5,100	112,812
*	Motive, Inc.	5,000	15,500
*	MPS Group, Inc.	92,000	1,265,000
* #	MRV Communications, Inc.	57,400	188,846
*	MSC.Software Corp.	400	5,304
*	Nanometrics, Inc.	2,600	16,094
* #	Napco Security Systems, Inc.	180	1,067
*	Napster, Inc.	300	1,125
* #	NeoMagic Corp.	900	2,961
*	NEON Communications Group, Inc.	8,200	40,344
*	NetRatings, Inc.	26,500	555,440
*	NetScout Systems, Inc.	25,200	203,868
*	Network Equipment Technologies, Inc.	14,285	149,278
* #	Newport Corp.	56,016	835,759
*	Novell, Inc.	150,500	1,176,910
* #	Novellus Systems, Inc.	54,600	1,675,674
*	Nu Horizons Electronics Corp.	17,400	210,540
* #	Nuance Communications, Inc.	24,400	408,212
* #	NYFIX, Inc.	8,700	54,375
* #	Openwave Systems, Inc.	62,500	643,750
*	Oplink Communications, Inc.	4,800	84,384
*	OPNET Technologies, Inc.	23,600	265,972
*	Optical Cable Corp.	900	4,761
*	Optical Communication Products, Inc.	8,300	12,367
* #	OSI Systems, Inc.	17,900	479,183
*	Overland Storage, Inc.	5,500	16,280
*	OYO Geospace Corp.	200	15,112
* #	Palm, Inc.	81,500	1,327,635
*	PAR Technology Corp.	17,250	160,253
	Park Electrochemical Corp.	11,800	328,630
*	Paxar Corp.	34,600	1,046,650
*	PC Connection, Inc.	23,361	269,586
*	PC-Tel, Inc.	12,300	120,048
	Pegasystems, Inc.	24,904	267,718
*	Perceptron, Inc.	1,800	16,344

*	Performance Technologies, Inc.	3,500	17,990
*	Pericom Semiconductor Corp.	22,633	248,058
*	Pervasive Software, Inc.	31,182	137,201
*	Pfsweb, Inc.	2,776	2,693
*	Phoenix Technologies, Ltd.	7,700	63,294
*	Photon Dynamics, Inc.	16,800	183,960
*	Photronics, Inc.	43,100	633,570
*	Planar Systems, Inc.	7,900	57,275
* #	PlanetOut, Inc.	5,400	7,398
*	PLATO Learning, Inc.	14,200	65,888
* #	Plexus Corp.	10,100	222,301
*	PLX Technology, Inc.	2,800	30,492
*	Polycom, Inc.	45,000	1,427,400
* #	Powerwave Technologies, Inc.	22,900	146,102
* #	Presstek, Inc.	3,498	23,961
	Printronix, Inc.	9,120	120,293
*	Quantum Corp.	80,800	249,672
*	QuickLogic Corp.	95	273
*	Quovadx, Inc.	4,870	15,146
*	RadiSys Corp.	5,500	74,360
* #	RealNetworks, Inc.	37,800	320,166
*	RF Monolithics, Inc.	5,499	28,870
	Richardson Electronics, Ltd.	11,478	109,615
*	Rudolph Technologies, Inc.	30,643	491,514
*	S1 Corp.	84,600	693,720
* #	Safeguard Scientifics, Inc.	64,800	170,424
* #	Sandisk Corp.	936	40,763
*	Sanmina-SCI Corp.	525,500	1,876,035
*	SCM Microsystems, Inc.	15,168	60,217
*	Seachange International, Inc.	28,300	254,700
*	Secure Computing Corp.	57,200	435,864
*	Selectica, Inc.	25,139	48,770
* #	Semitool, Inc.	26,400	262,416
*	SI International, Inc.	5,100	160,905
*	Sigmatel, Inc.	11,550	38,115
*	Silicon Storage Technology, Inc.	136,526	539,278
* #	Sipex Corp.	11,200	100,352
* #	Sirenza Microdevices, Inc.	1,460	15,476
* #	Skyworks Solutions, Inc.	161,580	1,145,602
*	Solectron Corp.	654,599	2,225,637
*	SonicWALL, Inc.	28,745	237,434
*	Spectrum Control, Inc.	9,829	141,931
*	Standard Microsystems Corp.	18,100	561,462
	StarTek, Inc.	4,400	45,936
* #	STEC, Inc.	20,196	125,215
*	Stratos International, Inc.	6,000	47,040
*	SumTotal Systems, Inc.	400	3,168
*	Sun Microsystems, Inc.	758,400	3,867,840
*	Sunrise Telecom, Inc.	10,400	30,680
*	SupportSoft, Inc.	20,400	116,280
*	Sycamore Networks, Inc.	256,754	955,125
*	Sykes Enterprises, Inc.	16,000	311,680

*	Symmetricom, Inc.	65,341	531,222
*	SYNNEX Corp.	25,800	528,384
*	Tech Data Corp.	41,200	1,518,632
	Technitrol, Inc.	25,600	674,304
*	Technology Solutions Co.	2,155	15,688
*	TechTeam Global, Inc.	13,534	178,378
	Tektronix, Inc.	1,172	35,476
* #	TeleCommunication Systems, Inc.	8,900	46,369
*	Tellabs, Inc.	323,672	3,544,208
*	Telular Corp.	19,155	78,727
*	ThinkEngine Networks, Inc.	100	227
*	TIBCO Software, Inc.	69,200	624,184
*	Tier Technologies, Inc. Class B	8,900	82,147
*	Tollgrade Communications, Inc.	17,487	193,231
* #	Track Data Corp.	8,032	24,980
*	Trimble Navigation, Ltd.	2,135	62,321
*	Triquint Semiconductor, Inc.	169,600	895,488
*	TTM Technologies, Inc.	13,488	149,177
*	Tyler Technologies, Inc.	16,800	203,784
*	Ulticom, Inc.	41,869	362,167
* #	Ultratech, Inc.	2,509	33,495
*	Unisys Corp.	15,100	125,632
#	United Online, Inc.	18,200	310,492
* #	UTStarcom, Inc.	65,200	470,092
*	ValueClick, Inc.	20,100	629,733
* #	Veeco Instruments, Inc.	11,300	204,756
*	Vicon Industries, Inc.	1,710	15,561
*	Vignette Corp.	35,100	653,211
*	Vishay Intertechnology, Inc.	135,500	2,414,610
* #	Vitesse Semiconductor, Inc.	13,000	15,210
*	Web.com, Inc.	4,900	24,353
*	webMethods, Inc.	4,100	37,720
*	Westell Technologies, Inc.	17,900	48,688
*	White Electronics Designs Corp.	23,400	136,656
*	Wind River Systems, Inc.	5,390	57,188
*	Winland Electronics, Inc.	300	975
*	Wireless Telecom Group, Inc.	29,795	81,936
*	Xerox Corp.	152,000	2,868,240
	X-Rite, Inc.	3,200	47,872
*	ZILOG, Inc.	1,300	7,800
*	Zoran Corp.	27,532	554,219
*	Zygo Corp.	15,000	226,800
Total Information Technology			258,099,809

Materials — (5.1%)
	Airgas, Inc.	77,640	3,310,570
	Albemarle Corp.	113,800	4,624,832
#	Alcoa, Inc.	711,352	29,364,611
	Aptargroup, Inc.	12,600	473,256
	Arch Chemicals, Inc.	32,100	1,128,636
	Ashland, Inc.	107,200	6,466,304
#	Bowater, Inc.	63,400	1,318,086

* #	Brush Engineered Materials, Inc.	11,200	600,880
*	Buckeye Technologies, Inc.	22,600	321,372
	Cabot Corp.	40,100	1,937,231
#	Calgon Carbon Corp.	37,400	378,862
*	Caraustar Industries, Inc.	27,638	163,893
	Carpenter Technology Corp.	14,100	1,869,237
#	Castle (A.M.) & Co.	6,600	244,200
	Chaparral Steel Co.	47,200	3,455,040
	Chemtura Corp.	370,379	4,033,427
	Chesapeake Corp.	18,600	248,682
#	Cleveland-Cliffs, Inc.	1,000	88,290
	Commercial Metals Co.	82,800	2,910,420
*	Continental Materials Corp.	100	2,975
*	Core Molding Technologies, Inc.	3,030	21,816
	Cytec Industries, Inc.	57,100	3,394,595
*	Domtar Corp.	522,759	5,698,073
	Eastman Chemical Co.	18,600	1,230,576
	Ferro Corp.	49,700	1,181,369
	FMC Corp.	1,900	158,954
#	Freeport-McMoRan Copper & Gold, Inc. Class B	94,872	7,466,426
	Friedman Industries, Inc.	10,535	100,715
	Gibraltar Industries, Inc.	38,500	829,290
#	Glatfelter (P.H.) Co.	36,600	497,394
*	Graphic Packaging Corp.	162,900	804,726
	Greif, Inc. Class A	27,200	1,513,952
	H.B. Fuller Co.	25,400	692,150
	Hawkins, Inc.	600	8,880
* #	Headwaters, Inc.	24,000	473,280
	International Paper Co.	469,912	18,406,453
	Kronos Worldwide, Inc.	3	94
*	Landec Corp.	3,300	44,979
#	Louisiana-Pacific Corp.	160,600	3,292,300
	Lubrizol Corp.	61,000	4,008,920
	Lyondell Chemical Co.	385,355	14,323,645
#	Martin Marietta Materials, Inc.	24,300	3,777,192
*	Material Sciences Corp.	17,700	187,974
	MeadWestavco Corp.	268,498	9,397,430
#	Metal Management, Inc.	15,100	731,142
#	Minerals Technologies, Inc.	27,400	1,742,914
*	Mod-Pac Corp.	3,773	37,277
	Monsanto Co.	111,000	6,837,600
	Myers Industries, Inc.	45,050	998,759
	NewMarket Corp.	8,800	421,080
	Newmont Mining Corp.	2,294	93,320
#	NL Industries, Inc.	57,100	610,970
	NN, Inc.	22,500	283,050
*	Northern Technologies International Corp.	400	3,560
*	Northwest Pipe Co.	11,300	407,930
	Nucor Corp.	33,600	2,269,344
#	Olympic Steel, Inc.	2,500	83,875
*	OM Group, Inc.	23,000	1,437,730
*	Owens-Illinois, Inc.	27,100	921,400

	Penford Corp.	16,638	317,619
*	PolyOne Corp.	75,600	539,028
#	Pope & Talbot, Inc.	11,100	46,398
	Quaker Chemical Corp.	10,900	261,055
	Quanex Corp.	27,225	1,305,167
#	Reliance Steel & Aluminum Co.	101,500	6,229,055
	Rock-Tenn Co. Class A	39,500	1,379,340
#	Rohm & Haas Co.	700	37,107
#	RPM International, Inc.	34,525	784,408
* #	RTI International Metals, Inc.	17,900	1,588,625
#	Ryerson, Inc.	21,600	819,288
	Schnitzer Steel Industries, Inc. Class A	30,900	1,674,780
	Schulman (A.), Inc.	26,800	648,292
	Schweitzer-Maudoit International, Inc.	24,400	732,976
	Sensient Technologies Corp.	71,500	1,861,860
*	Smurfit-Stone Container Corp.	113,800	1,471,434
	Spartech Corp.	44,200	1,184,560
	Steel Dynamics, Inc.	116,400	5,459,160
	Steel Technologies, Inc.	13,300	398,601
	Stepan Co.	8,949	273,750
*	Stillwater Mining Co.	26,600	337,820
	Temple-Inland, Inc.	75,200	4,737,600
* #	Terra Industries, Inc.	61,900	1,200,241
#	Texas Industries, Inc.	23,300	2,026,634
* #	Titanium Metals Corp.	50,339	1,741,729
	Tronox, Inc. Class A	7,400	104,192
	Tronox, Inc. Class B	13,872	193,098
*	U.S. Concrete, Inc.	35,700	315,588
#	United States Steel Corp.	140,000	15,842,400
	Valhi, Inc.	105,400	1,619,998
	Wausau Paper Corp.	76,900	1,052,761
#	Wellman, Inc.	24,200	85,184
	Westlake Chemical Corp.	86,800	2,434,740
	Weyerhaeuser Co.	281,168	23,044,529
#	Worthington Industries, Inc.	115,300	2,433,983
Total Materials			241,514,938

Other — (0.0%)
* #	ePresence, Inc. Escrow Shares	6,400	192
*	Petrocorp, Inc. Escrow Shares	900	54
Total Other			246

Telecommunication Services — (8.6%)
	Alltel Corp.	346,700	23,755,884
*	Arbinet-thexchange, Inc.	8,574	53,416
	AT&T, Inc.	4,334,318	179,180,706
*	Boston Communications Group, Inc.	13,400	24,656
	CenturyTel, Inc.	122,000	6,029,240
	CT Communications, Inc.	30,841	968,099
	D&E Communications, Inc.	19,268	314,261
	Embarq Corp.	15,005	964,221
*	General Communications, Inc. Class A	15,980	211,735

	IDT Corp.	6,935	83,567
#	IDT Corp. Class B	54,100	673,004
*	LCC International, Inc. Class A	25,000	93,750
*	Leap Wireless International, Inc.	34,284	2,929,911
* #	Level 3 Communications, Inc.	29,484	171,597
*	Premiere Global Services, Inc.	3,900	49,413
	Price Communications Corp.	47,738	1,114,682
	Sprint Nextel Corp.	2,686,386	61,383,920
#	SureWest Communications	22,739	585,757
	Telephone & Data Systems, Inc.	80,700	4,995,330
	Telephone & Data Systems, Inc. Special Shares	49,700	2,882,600
*	United States Cellular Corp.	20,200	1,603,274
	Verizon Communications, Inc.	2,835,200	123,416,256
* #	Wireless Facilities, Inc.	30,800	50,512
*	Xeta Corp.	6,051	18,153
Total Telecommunication Services			411,553,944

Utilities — (0.3%)
	Connecticut Water Services, Inc.	11,188	268,064
*	Dynegy, Inc.	2,287	22,138
#	New Jersey Resources Corp.	30,300	1,659,834
* #	NRG Energy, Inc.	1,700	149,413
#	Questar Corp.	15,500	1,674,155
* #	Reliant Energy, Inc.	284,800	7,296,576
#	South Jersey Industries, Inc.	42,600	1,655,862
	Southern Union Co.	1	—
Total Utilities			12,726,042
TOTAL COMMON STOCKS			4,290,450,126

TEMPORARY CASH INVESTMENTS — (0.4%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	17,769,051	17,769,051

	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (9.7%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $645,062,775 FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 05/01/34 to 04/01/37, valued at $453,088,253) to be repurchased at $439,956,392	$439,892	439,891,508
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $26,885,000 FHLB 4.875%, 11/18/11, valued at $26,629,873) to be repurchased at $25,810,933	25,807	25,807,126
TOTAL SECURITIES LENDING COLLATERAL		465,698,634

TOTAL INVESTMENTS - (100.0%) (Cost $3,362,365,272)		$4,773,917,811

See accompanying Notes to Financial Statements.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	This item is not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:	/s/ David G. Booth
David G. Booth
Chairman, Director, President and
Chief Executive Officer

Date: August 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
Dimensional Investment Group Inc.

Date: August 7, 2007

By:	/s/ David R. Martin
David R. Martin
Principal Financial Officer
Dimensional Investment Group Inc.

Date: August 7, 2007